UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7436

THE DFA INVESTMENT TRUST COMPANY
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary The DFA Investment Trust Company, 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - May 31, 2006

ITEM 1.                  REPORTS TO STOCKHOLDERS.

THE DFA INVESTMENT TRUST COMPANY

The Global Value Series

The Global Large Company Series

The Global Small Company Series

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

SEMI-ANNUAL REPORT
(Unaudited)

Table of Contents

Page
The DFA Investment Trust Company

Definitions of Abbreviations and Footnotes	1

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	4

Schedules of Investments

The Global Value Series	5

The Global Large Company Series	5

The Global Small Company Series	5

Statements of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	11

DFA Investment Dimensions Group Inc. — Large Cap International Portfolio

Disclosure of Fund Expenses	16

Disclosure of Portfolio Holdings	17

Summary Schedule of Portfolio Holdings	18

Statement of Assets and Liabilities	22

Statement of Operations	23

Statements of Changes in Net Assets	24

Financial Highlights	25

Notes to Financial Statements	26

Voting Proxies on Fund Portfolio Securities	69

The DFA Investment Trust Company

Disclosure of Fund Expenses	31

Disclosure of Portfolio Holdings	33

Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	34

The U.S. Large Cap Value Series	36

The U.S. Small Cap Series	38

The DFA International Value Series	41

The Japanese Small Company Series	45

The Asia Pacific Small Company Series	47

The United Kingdom Small Company Series	49

The Continental Small Company Series	51

Statements of Assets and Liabilities	54

Statements of Operations	55

Statements of Changes in Net Assets	57

Financial Highlights	59

Notes to Financial Statements	62

Voting Proxies on Fund Portfolio Securities	69

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TIPS  Treasury Inflation-Protected Securities

Investment Footnotes

†    See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, Restricted Securities, and/or Non-Income Producing Securities.

*    Non-Income Producing Securities.

#    Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2006.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

SEC  Securities and Exchange Commission.

REITs  Real Estate Investment Trusts.

1

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

Global Value Series**	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,130.00	0.19%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96
Global Large Company Series**
Actual Fund Return	$1,000.00	$1,091.10	0.23%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

2

Global Small Company Series**	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,128.60	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.11%	$0.56

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds's portion of the expenses of its Master Funds.

3

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Companies
The Global Value Series	100.0%
The Global Large Company Series	100.0%
The Global Small Company Series	100.0%

4

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
May 31, 2006

THE GLOBAL VALUE SERIES

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (6,404,530 Shares)	$138,145,712
Investment in The DFA International Value Series of The DFA Investment Trust Company (6,913,347 Shares)	137,644,739
TOTAL INVESTMENTS — (100.0%) (Cost $197,596,495)	$275,790,451

THE GLOBAL LARGE COMPANY SERIES

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$60,426,474
Investment in Large Cap International Portfolio of The DFA Investment Dimensions Group Inc. (2,749,686 Shares)	60,108,136
TOTAL INVESTMENTS — (100.0%) (Cost $91,324,689)	$120,534,610

THE GLOBAL SMALL COMPANY SERIES

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (9,538,390 Shares)		$160,340,336
Investment in The Continental Small Company Series of The DFA Investment Trust Company		58,319,390
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		49,947,655
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		35,731,979
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		19,856,773
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $233,447,024)		324,196,133
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $142,000 FHLMC Notes 4.00%, 09/22/09, valued at $161,170) to be repurchased at $158,021 (Cost $158,000)	$158	158,000
TOTAL INVESTMENTS — (100.0%) (Cost $233,605,024)		$324,354,133

See accompanying Notes to Financial Statements.

5

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The Global Value Series	The Global Large Company Series	The Global Small Company Series
ASSETS:
Investments in Affiliated Investment Companies at Value	$275,790	$120,535	$324,196
Temporary Cash Investments at Value	—	—	158
Cash	—	1	1
Receivable for Fund Shares Sold	121	10	112
Prepaid Expenses and Other Assets	1	—	—
Total Assets	275,912	120,546	324,467
LIABILITIES:
Payable for Investment Securities Purchased	121	10	112
Accrued Expenses and Other Liabilities	20	13	24
Total Liabilities	141	23	136
NET ASSETS	$275,771	$120,523	$324,331
SHARES OUTSTANDING $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	17,677,107	12,062,715	18,767,757
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.60	$9.99	$17.28
Investments in Affiliated Investment Companies at Cost	$197,596	$91,325	$233,447
Temporary Cash Investments at Cost	$—	$—	$158

See accompanying Notes to Financial Statements.

6

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Global Value Series	The Global Large Company Series	The Global Small Company Series
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,117	$384	$445
Dividends (Net of Foreign Taxes Withheld of $0, $0, and $158, respectively)	—	519	1,962
Interest	1	37	31
Income from Securities Lending	—	4	266
Expenses Allocated from Master Funds	—	(12)	(118)
Total Investment Income	1,118	932	2,586
Expenses
Accounting & Transfer Agent Fees	7	7	8
Legal Fees	1	1	3
Audit Fees	3	2	3
Shareholders' Reports	3	1	3
Directors'/Trustees' Fees & Expenses	1	1	1
Other	—	1	—
Total Expenses	15	13	18
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	22	—
Net Expenses	15	35	18
Net Investment Income (Loss)	1,103	897	2,568
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	6,694	—	8,854
Net Realized Gain (Loss) on Investment Securities Sold	—	(133)	5,141
Net Realized Gain (Loss) on Futures	—	42	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	20,471	8,262	18,524
Futures	—	(66)	—
Translation of Foreign Currency Denominated Amounts	—	—	24
Net Realized and Unrealized Gain (Loss)	27,165	8,105	32,548
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,268	$9,002	$35,116

See accompanying Notes to Financial Statements.

7

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Global Value Series		The Global Large Company Series		The Global Small Company Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,103	$4,639	$897	$2,050	$2,568	$3,896
Capital Gain Distributions Received from Affiliated Investment Companies	6,694	3,352	—	—	8,854	4,521
Net Realized Gain (Loss) on Investment Securities Sold	—	3,070	(133)	(386)	5,141	8,575
Net Realized Gain (Loss) on Futures	—	—	42	17	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	5	(48)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	20,471	16,492	8,262	7,456	18,524	15,025
Futures	—	—	(66)	5	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	—	24	(21)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,268	27,553	9,002	9,142	35,116	31,948
Distributions From:
Net Investment Income	(4,206)	(1,335)	(1,878)	(899)	(3,987)	(1,394)
Net Short-Term Gains	(1,777)	(76)	—	—	(2,471)	(1,043)
Net Long-Term Gains	(5,192)	—	—	—	(11,282)	(2,892)
Total Distributions	(11,175)	(1,411)	(1,878)	(899)	(17,740)	(5,329)
Capital Share Transactions (1):
Shares Issued	37,424	70,676	14,760	35,317	19,634	52,296
Shares Issued in Lieu of Cash Distributions	10,277	1,199	1,596	764	16,771	4,963
Shares Redeemed	—	(56,375)	—	(29,187)	(502)	(965)
Net Increase (Decrease) from Capital Share Transactions	47,701	15,500	16,356	6,894	35,903	56,294
Total Increase (Decrease) in Net Assets	64,794	41,642	23,480	15,137	53,279	82,913
Net Assets
Beginning of Period	210,977	169,335	97,043	81,906	271,052	188,139
End of Period	$275,771	$210,977	$120,523	$97,043	$324,331	$271,052

(1) Shares Issued and Redeemed:
Shares Issued	2,445	5,191	1,493	3,992	1,144	3,376
Shares Issued in Lieu of Cash Distributions	728	92	170	88	1,070	346
Shares Redeemed	—	(4,084)	—	(3,280)	(27)	(64)
	3,173	1,199	1,663	800	2,187	3,658

Accumulated Net Investment Income (Loss)	$199	$3,302	$449	$1,430	$1,577	$2,996

See accompanying Notes to Financial Statements.

8

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The Global Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$14.55		$12.73	$10.32	$8.17	$9.07	$9.52
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.33	0.17	2.11	0.11	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	1.75		1.60	2.54	0.14	(0.72)	(0.18)
Total from Investment Operations	1.82		1.93	2.71	2.25	(0.61)	(0.03)
Less Distributions
Net Investment Income	(0.29)		(0.10)	(0.30)	(0.10)	(0.13)	(0.04)
Net Realized Gains	(0.48)		(0.01)	—	—	(0.16)	(0.38)
Total Distributions	(0.77)		(0.11)	(0.30)	(0.10)	(0.29)	(0.42)
Net Asset Value, End of Period	$15.60		$14.55	$12.73	$10.32	$8.17	$9.07
Total Return	13.00	%(C)	15.20%	26.81%	28.01%	(6.84)%	(0.49)%
Net Assets, End of Period (thousands)	$275,771		$210,977	$169,335	$93,488	$44,330	$8,938
Ratio of Expenses to Average Net Assets(D)	0.19	%(B)	0.23%	0.27%	0.368%	0.375%	0.375%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.19	%(B)	0.23%	0.25%	0.298%	0.465%	0.805%
Ratio of Net Investment Income to Average Net Assets	0.90	%(B)	2.36%	1.52%	1.96%	2.17%	2.21%

	The Global Large Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$9.33		$8.53	$7.46	$6.36	$7.47	$8.91
Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.20	0.16	0.10	0.10	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.76		0.69	1.12	1.09	(1.12)	(1.46)
Total from Investment Operations	0.84		0.89	1.28	1.19	(1.02)	(1.36)
Less Distributions
Net Investment Income	(0.18)		(0.09)	(0.21)	(0.09)	(0.09)	(0.08)
Net Realized Gains	—		—	—	—	—	—
Total Distributions	(0.18)		(0.09)	(0.21)	(0.09)	(0.09)	(0.08)
Net Asset Value, End of Period	$9.99		$9.33	$8.53	$7.46	$6.36	$7.47
Total Return	9.11	%(C)	10.51%	17.46%	19.07%	(13.80)%	(15.41)%
Net Assets, End of Period (thousands)	$120,523		$97,043	$81,906	$44,460	$21,083	$7,404
Ratio of Expenses to Average Net Assets(D)	0.23	%(B)	0.33%	0.25%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.19	%(B)	0.26%	0.29%	0.37%	0.57%	0.88%
Ratio of Net Investment Income to Average Net Assets	1.62	%(B)	2.15%	2.48%	1.29%	1.01%	0.44%

See accompanying Notes to Financial Statements.

9

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The Global Small Company Series
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$16.35	$14.56	$12.42	$8.59	$9.08	$9.10
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.27	(A)	0.18	0.13	0.10	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.85	1.93	2.71	3.79	(0.47)	0.07
Total from Investment Operations	1.99	2.20	2.89	3.92	(0.37)	0.17
Less Distributions
Net Investment Income	(0.24)	(0.11)	(0.28)	(0.09)	(0.10)	(0.05)
Net Realized Gains	(0.82)	(0.30)	(0.47)	—	(0.02)	(0.14)
Total Distributions	(1.06)	(0.41)	(0.75)	(0.09)	(0.12)	(0.19)
Net Asset Value, End of Period	$17.28	$16.35	$14.56	$12.42	$8.59	$9.08
Total Return	12.86	%(C)	15.49%	24.50%	46.17%	4.20%	1.87%
Net Assets, End of Period (thousands)	$324,331	$271,052	$188,139	$127,872	$43,220	$6,795
Ratio of Expenses to Average Net Assets(D)	0.11	%(B)	0.18%	0.21%	0.30%	0.375%	0.375%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.11	%(B)	0.18%	0.21%	0.26%	0.455%	1.065%
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.76%	1.40%	1.55%	1.81%	1.98%

See accompanying Notes to Financial Statements.

10

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios of which The Global Value Series, The Global Large Company Series, and The Global Small Company Series (the "Global Funds") are presented in this section of the report.

The Global Funds achieve their investment objectives by investing in eight portfolios within The DFA Investment Trust Company ("ITC") and one portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

	Global Funds (Percentage Ownership at May 31, 2006)
Master Funds	The Global Value Series	The Global Large Company Series	The Global Small Company Series
The U.S. Large Company Series (ITC)	N/A	1%	N/A
The U.S. Large Cap Value Series (ITC)	2%	N/A	N/A
The U.S. Small Cap Series (ITC)	N/A	N/A	5%
The DFA International Value Series (ITC)	2%	N/A	N/A
The Japanese Small Company Series (ITC)	N/A	N/A	4%
The Asia Pacific Small Company Series (ITC)	N/A	N/A	4%
The United Kingdom Small Company Series (ITC)	N/A	N/A	4%
The Continental Small Company Series (ITC)	N/A	N/A	4%
Large Cap International Portfolio (IDG)	N/A	4%	N/A

N/A – Global Fund does not hold any shares in Master Fund.

The U.S. Large Cap Value Series, The DFA International Value Series, Large Cap International Portfolio and The U.S. Small Cap Series (the "Corporate Masters") are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Asia Pacific Small Company Series, and The Continental Small Company Series (the "Partnership Masters") are organized as partnerships for federal income tax purposes.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Global Funds.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Corporate Masters held by the Global Funds are valued at their respective daily net asset values. The Global Funds' investments reflect each of their proportionate interest in the net assets of their respective Partnership Masters.

11

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Trust or Global Funds are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Global Large Company Series and The Global Small Company Series, each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities and foreign currency, on a daily basis, from their respective Partnership Masters.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its fees and to assume each Global Fund's expenses (including the expenses the Global Funds bear as a shareholder of their Master Funds) to the extent necessary to limit the expenses of each Global Fund to the following rates as a percentage of average daily net assets on an annualized basis: 0.375% for The Global Value Series; 0.25% for The Global Large Company Series; and 0.375% for The Global Small Company Series. At any time that the annualized expenses of a Global Fund are less than the rate listed above for such Global Fund on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Global Funds' annualized expenses to exceed the applicable percentage of average daily net assets as listed above. The Global Funds are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement shall remain in effect for a period of one year from April 1, 2006 to April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Trust or the Advisor. The Advisor received reimbursements of $22 (in thousands) of previously waived fees and/or expenses previously assumed from The Global Large Company Series, during the six months ended May 31, 2006. At May 31, 2006, the Global Funds had no waivers or fees subject to future reimbursement to the Advisor.

Prior to April 1, 2006 pursuant to the previous Fee Waiver and Expense Assumption Agreement for The Global Large Company Series, the Advisor had contractually agreed to waive its fees and to assume the fund's expenses (including the expenses that The Global Large Company Series bore as a shareholder of its Master Funds) to the extent necessary to limit the expenses to 0.375% of the average daily net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid by the Trust

12

under this arrangement were $52 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Global Value Series	$5

The Global Large Company Series	2

The Global Small Company Series	6

E.  Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Global Value Series	$4	—	$(4)
The Global Small Company Series	2	$200	(202)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
The Global Value Series
2005	$1,411	—	—	$1,411
2004	3,103	$21	$23	3,147
The Global Large Company Series
2005	899	—	—	899
2004	1,517	—	—	1,517
The Global Small Company Series
2005	2,437	2,892	—	5,329
2004	3,444	4,547	—	7,991

13

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Global Value Series	$4,545	$5,179	—	$9,724
The Global Large Company Series	1,434	—	$(1,759)	(325)
The Global Small Company Series	4,230	11,275	—	15,505

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Global Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2009	2010	2011	2013	Total
The Global Large Company Series	$508	$625	$484	$142	$1,759

Some of the investments held by the Master Funds of the Global Small Company Series are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Global Small Company Series are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, The Global Small Company Series received unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies (in thousands) of $384 and $237, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Global Value Series	$197,784	$78,194	$(188)	$78,006
The Global Large Company Series	92,125	29,233	(823)	28,410
The Global Small Company Series	233,692	92,500	(1,838)	90,662

F.  Components of Net Assets:

At May 31, 2006 net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities and Futures	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities, Foreign Currency and Futures	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets
The Global Value Series	$191,422	$199	$5,956	—	$78,194	—	$275,771
The Global Large Company Series	93,544	449	(2,680)	—	29,210	—	120,523
The Global Small Company Series	219,709	1,577	12,274	$5	90,749	$17	324,331

14

G.  Financial Instruments:

In accordance with the Global Funds' investment objectives and policies, the Global Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Global Funds may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Global Small Company Series	5.00%	$866	2	—	$866

There were no outstanding borrowings by the Global Funds under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in January 22, 2007. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  Other:

At May 31, 2006, one shareholder held 100% of the outstanding shares of each of the Global Funds. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

LARGE CAP INTERNATIONAL PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

Large Cap International Portfolio	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,159.20	0.30%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.30%	$1.51

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

LARGE CAP INTERNATIONAL PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
12.0%	7.9%	8.7%	27.7%	7.3%	10.8%	5.5%	8.6%	6.3%	4.9%	0.3%	100.0%

17

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.9%)
COMMON STOCKS — (3.9%)
BHP Billiton, Ltd.	360,962	$7,855,908	0.6%
Other Securities		58,927,989	4.2%
TOTAL — AUSTRALIA		66,783,897	4.8%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		4,322,723	0.3%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		12,378,685	0.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6	0.0%
TOTAL — BELGIUM		12,378,691	0.9%
CANADA — (3.2%)
COMMON STOCKS — (3.2%)
Other Securities		54,466,197	3.9%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		9,948,732	0.7%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Nokia Oyj	422,721	9,065,847	0.7%
Other Securities		10,690,918	0.7%
TOTAL — FINLAND		19,756,765	1.4%
FRANCE — (7.5%)
COMMON STOCKS — (7.5%)
# AXA SA	169,056	5,883,248	0.4%
# BNP Paribas SA	100,729	9,397,755	0.7%
# L'Oreal SA	64,016	5,733,343	0.4%
# Sanofi - Aventis	111,839	10,552,732	0.8%
#* Societe Generale Paris	37,057	5,714,622	0.4%
#* Total SA	235,328	15,263,958	1.1%
Other Securities		76,035,295	5.4%
TOTAL COMMON STOCKS		128,580,953	9.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		208,822	0.0%
TOTAL — FRANCE		128,789,775	9.2%
GERMANY — (5.4%)
COMMON STOCKS — (5.4%)
Allianz AG	40,153	6,232,141	0.5%
#* Deutsche Bank AG	50,797	5,837,375	0.4%
Deutsche Telekom AG	354,516	5,756,905	0.4%

18

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
E.ON AG	65,458	$7,582,524	0.5%
SAP AG	25,996	5,476,284	0.4%
Siemens AG	83,409	7,164,090	0.5%
Other Securities		53,965,639	3.9%
TOTAL — GERMANY		92,014,958	6.6%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		6,294,390	0.5%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		24,413,477	1.7%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		9,233,336	0.7%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
# Eni SpA	278,540	8,398,879	0.6%
# UniCredito Italiano SpA	827,045	6,303,622	0.5%
Other Securities		34,279,747	2.4%
TOTAL COMMON STOCKS		48,982,248	3.5%
PREFERRED STOCKS — (0.0%)
Other Securities		32,928	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,896	0.0%
TOTAL — ITALY		49,022,072	3.5%
JAPAN — (20.5%)
COMMON STOCKS — (20.5%)
Canon, Inc.	85,000	5,950,194	0.4%
Honda Motor Co., Ltd.	83,800	5,525,718	0.4%
Mitsubishi UFJ Financial Group, Inc.	854	11,740,617	0.9%
Mizuho Financial Group, Inc.	1,077	8,760,161	0.6%
Nippon Telegraph & Telephone Corp.	2,177	10,774,283	0.8%
Nissan Motor Co., Ltd.	437,600	5,297,216	0.4%
NTT DoCoMo, Inc.	6,017	9,782,075	0.7%
Sumitomo Mitsui Financial Group, Inc.	631	6,453,568	0.5%
Takeda Pharmaceutical Co., Ltd.	99,600	6,452,419	0.5%
Toyota Motor Credit Corp.	323,900	17,332,354	1.3%
Other Securities		262,022,914	18.6%
TOTAL — JAPAN		350,091,519	25.1%
NETHERLANDS — (3.4%)
COMMON STOCKS — (3.4%)
ABN AMRO Holding NV	189,858	5,245,060	0.4%
ING Groep NV	219,463	8,597,329	0.6%
# Royal Dutch Shell P.L.C. Series A	419,075	13,889,321	1.0%
Other Securities		30,698,827	2.2%
TOTAL — NETHERLANDS		58,430,537	4.2%

19

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$1,843,825	0.1%
NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		9,283,371	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		3,916,308	0.3%
SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		10,083,669	0.7%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
Banco Santander Central Hispano SA	566,687	8,178,064	0.6%
Telefonica SA	405,073	6,630,880	0.5%
Other Securities		31,551,847	2.2%
TOTAL COMMON STOCKS		46,360,791	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		76,357	0.0%
TOTAL — SPAIN		46,437,148	3.3%
SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		29,457,939	2.1%
SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
Credit Suisse Group	134,647	7,787,341	0.6%
Nestle SA	42,089	12,564,948	0.9%
Novartis AG	239,486	13,280,765	1.0%
Roche Holding AG Genusschein	73,514	11,453,727	0.8%
UBS AG	109,815	12,444,263	0.9%
Other Securities		33,452,493	2.3%
TOTAL — SWITZERLAND		90,983,537	6.5%
UNITED KINGDOM — (18.2%)
COMMON STOCKS — (18.2%)
Anglo American P.L.C.	157,976	6,349,056	0.5%
AstraZeneca P.L.C.	170,638	9,020,068	0.7%
Barclays P.L.C	720,934	8,338,807	0.6%
BP P.L.C.	2,255,040	26,581,740	1.9%
British American Tobacco P.L.C.	273,139	6,829,772	0.5%
GlaxoSmithKline P.L.C.	629,019	17,395,651	1.3%
HBOS P.L.C.	431,353	7,377,886	0.5%
HSBC Holdings P.L.C.	1,242,796	21,582,566	1.5%
Lloyds TSB Group P.L.C.	628,751	5,908,541	0.4%
Man Group P.L.C.	122,935	5,380,021	0.4%
Rio Tinto P.L.C.	114,511	6,354,053	0.5%
Royal Bank of Scotland Group P.L.C.	354,551	11,439,175	0.8%
Royal Dutch Shell P.L.C. Series B	300,124	10,351,114	0.7%

20

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Vodafone Group P.L.C.	6,964,169	$16,032,327	1.2%
Other Securities		151,303,506	10.7%
TOTAL — UNITED KINGDOM		310,244,283	22.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (18.8%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $423,487,000 U.S. STRIPS 0.0%, 05/15/17; U.S. Treasury Bond 7.625%, 11/15/22; & U.S. Treasury Notes, rates ranging from 4.625% to 6.625%, maturities ranging from 05/15/07 to 05/15/09, valued at $322,515,095) to be repurchased at $316,233,995	$316,191	316,190,958	22.6%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $4,343,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,929,305) to be repurchased at $4,856,657	4,856	4,856,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		321,046,958	23.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,344,119,680)		$1,709,244,107	122.4%

See accompanying Notes to Financial Statements.

21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LARGE CAP INTERNATIONAL PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)

  (Unaudited)

ASSETS:
Investments at Value (including $293,389 of securities on loan)	$1,388,197
Temporary Cash Investments at Value	321,047
Foreign Currencies at Value	4,739
Cash	15
Receivables:
Investment Securities Sold	648
Dividends and Interest	5,104
Fund Shares Sold	1,539
Securities Lending Income	476
Prepaid Expenses and Other Assets	26
Total Assets	1,721,791
LIABILITIES:
Payables:
Upon Return of Securities Loaned	316,191
Investment Securities Purchased	7,623
Fund Shares Redeemed	652
Due to Advisor	299
Accrued Expenses and Other Liabilities	101
Total Liabilities	324,866
NET ASSETS	$1,396,925
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 150,000,000 Shares)	63,915,801
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.86
Investments at Cost	$1,023,073
Temporary Cash Investments at Cost	$321,047
Foreign Currencies at Cost	$4,725

See accompanying Notes to Financial Statements.

22

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LARGE CAP INTERNATIONAL PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)

  (Unaudited)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,935)	$21,107
Interest	146
Income from Securities Lending	1,108
Total Investment Income	22,361
Expenses
Investment Advisory Services Fees	1,632
Accounting & Transfer Agent Fees	87
Custodian Fees	125
Legal Fees	4
Audit Fees	11
Filing Fees	27
Shareholders' Reports	23
Directors'/Trustees' Fees & Expenses	5
Other	16
Total Expenses	1,930
Net Investment Income (Loss)	20,431
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	7,040
Net Realized Gain (Loss) on Foreign Currency Transactions	111
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	154,164
Translation of Foreign Currency Denominated Amounts	165
Net Realized and Unrealized Gain (Loss)	161,480
Net Increase (Decrease) in Net Assets Resulting from Operations	$181,911

See accompanying Notes to Financial Statements.

23

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LARGE CAP INTERNATIONAL PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,431	$23,721
Net Realized Gain (Loss) on Investment Securities Sold	7,040	(104)
Net Realized Gain (Loss) on Foreign Currency Transactions	111	(200)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	154,164	95,893
Translation of Foreign Currency Denominated Amounts	165	(130)
Net Increase (Decrease) in Net Assets Resulting from Operations	181,911	119,180
Distributions From:
Net Investment Income	(8,955)	(25,310)
Total Distributions	(8,955)	(25,310)
Capital Share Transactions (1):
Shares Issued	182,542	300,290
Shares Issued in Lieu of Cash Distributions	8,284	23,672
Shares Redeemed	(92,312)	(137,260)
Net Increase (Decrease) from Capital Share Transactions	98,514	186,702
Total Increase (Decrease) in Net Assets	271,470	280,572
Net Assets
Beginning of Period	1,125,455	844,883
End of Period	$1,396,925	$1,125,455
(1) Shares Issued and Redeemed:
Shares Issued	8,614	16,677
Shares Issued in Lieu of Cash Distributions	417	1,334
Shares Redeemed	(4,345)	(7,582)
	4,686	10,429
Accumulated Net Investment Income (Loss)	$11,269	$(207)

See accompanying Notes to Financial Statements.

24

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LARGE CAP INTERNATIONAL PORTFOLIO
  FINANCIAL HIGHLIGHTS
  (for a share outstanding throughout each period)

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$19.00		$17.31	$14.65	$12.10	$13.90	$17.30
Income from Investment Operations
Net Investment Income (Loss)	0.33	(A)	0.44	0.31	0.25	0.22	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68		1.72	2.86	2.51	(1.79)	(3.38)
Total from Investment Operations	3.01		2.16	3.17	2.76	(1.57)	(3.13)
Less Distributions
Net Investment Income	(0.15)		(0.47)	(0.51)	(0.21)	(0.23)	(0.22)
Net Realized Gains	—		—	—	—	—	(0.05)
Total Distributions	(0.15)		(0.47)	(0.51)	(0.21)	(0.23)	(0.27)
Net Asset Value, End of Period	$21.86		$19.00	$17.31	$14.65	$12.10	$13.90
Total Return	15.92	%(C)	12.73%	22.09%	23.32%	(11.50)%	(18.42)%
Net Assets, End of Period (thousands)	$1,396,925		$1,125,455	$844,883	$504,123	$337,367	$344,871
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.37%	0.41%	0.43%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	3.14	%(B)	2.41%	2.07%	2.10%	1.74%	1.65%
Portfolio Turnover Rate	2	%(C)	4%	1%	1%	9%	4%

See accompanying Notes to Financial Statements.

25

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LARGE CAP INTERNATIONAL PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-one operational portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolio (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is

26

determined that the use of such prices will have a material impact on the net asset value of the Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $25 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the six months ended May 31, 2006, the Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.25% of average daily net assets.

27

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $62 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$124,314
Sales	20,876

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, undistributed net investment income and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(43)	$124	$(81)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Total
2005	$25,310	$25,310
2004	20,560	20,560

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
$6,787	$(19,322)	$(12,535)

28

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2009	2010	2011	2013	Total
$357	$18,180	$533	$252	$19,322

Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $6,977 and $214, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,344,930	$403,191	$(38,877)	$364,314

F.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets
$1,033,397	$11,269	$(13,092)	$111	$365,138	$102	$1,396,925

G.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

29

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Securities Lending:

As of May 31, 2006, some of the Portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

Subject to each portfolio's investment policy, the cash collateral received by the portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Other:

At May 31, 2006, one shareholder held approximately 55% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

30

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,026.30	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,074.10	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61

31

The U.S. Small Cap Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,078.10	0.05%	$0.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.68	0.05%	$0.25
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,188.70	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,080.70	0.14%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,153.30	0.19%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,193.90	0.13%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,285.20	0.16%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.16%	$0.81

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

32

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	10.4%	9.6%	9.9%	20.6%	12.3%	11.7%	15.0%	3.1%	0.9%	3.2%	3.3%	0.0%	100.0%
The U.S. Large Cap Value Series	21.4%	5.5%	6.1%	34.0%	2.3%	13.3%	6.2%	4.8%	0.1%	6.2%	0.1%	0.0%	100.0%
The U.S. Small Cap Series	16.7%	3.5%	6.0%	13.5%	13.9%	15.9%	21.1%	5.1%	0.5%	1.3%	2.5%	0.0%	100.0%
The DFA International Value Series	17.8%	4.1%	2.4%	42.0%	0.8%	10.1%	2.7%	11.8%	0.0%	4.3%	3.8%	0.2%	100.0%
The Japanese Small Company Series	22.8%	10.6%	1.0%	9.8%	3.8%	28.2%	12.2%	10.7%	0.0%	0.2%	0.7%	0.0%	100.0%
The Asia Pacific Small Company Series	21.9%	5.1%	6.9%	16.4%	5.1%	18.9%	6.4%	16.0%	0.0%	1.1%	2.1%	0.1%	100.0%
The United Kingdom Small Company Series	20.4%	4.4%	6.5%	18.8%	3.3%	31.0%	10.1%	3.7%	0.0%	0.9%	0.9%	0.0%	100.0%
The Continental Small Company Series	16.5%	6.6%	3.2%	18.1%	7.8%	26.2%	10.5%	8.1%	0.0%	0.6%	2.1%	0.3%	100.0%

33

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (8.7%)
*# Comcast Corp. Class A	808,000	$25,961,040	0.6%
Disney (Walt) Co.	832,200	25,382,100	0.6%
# Home Depot, Inc.	802,600	30,595,112	0.7%
Time Warner, Inc.	1,702,100	29,293,141	0.7%
Other Securities		340,086,934	7.6%
Total Consumer Discretionary		451,318,327	10.2%
Consumer Staples — (8.1%)
Altria Group, Inc.	788,500	57,047,975	1.3%
Coca-Cola Co.	778,300	34,268,549	0.8%
PepsiCo, Inc.	625,900	37,841,914	0.9%
Procter & Gamble Co.	1,242,600	67,411,050	1.5%
# Wal-Mart Stores, Inc.	943,800	45,727,110	1.0%
Other Securities		173,979,212	3.9%
Total Consumer Staples		416,275,810	9.4%
Energy — (8.4%)
Chevron Corp.	841,100	50,289,369	1.1%
ConocoPhillips	623,238	39,444,733	0.9%
Exxon Mobil Corp.	2,307,000	140,519,370	3.2%
# Schlumberger, Ltd.	446,400	29,270,448	0.7%
Other Securities		173,334,306	3.9%
Total Energy		432,858,226	9.8%
Financials — (17.4%)
# American Express Co.	467,600	25,418,736	0.6%
# American International Group, Inc.	980,600	59,620,480	1.3%
Bank of America Corp.	1,754,800	84,932,320	1.9%
Citigroup, Inc.	1,885,700	92,965,010	2.1%
# JPMorgan Chase & Co.	1,316,900	56,152,616	1.3%
Merrill Lynch & Co., Inc.	346,900	25,119,029	0.6%
Morgan Stanley	405,700	24,187,834	0.5%
The Goldman Sachs Group, Inc.	164,700	24,861,465	0.6%
U.S. Bancorp	680,400	21,003,948	0.5%
# Wachovia Corp.	613,000	32,795,500	0.7%
# Wells Fargo & Co.	633,200	42,025,484	0.9%
Other Securities		409,105,196	9.3%
Total Financials		898,187,618	20.3%
Health Care — (10.4%)
# Abbott Laboratories	581,300	24,821,510	0.6%
*# Amgen, Inc.	441,500	29,840,985	0.7%
Eli Lilly & Co.	426,900	22,045,116	0.5%
Johnson & Johnson	1,124,400	67,711,368	1.5%
# Medtronic, Inc.	456,000	23,023,440	0.5%
# Merck & Co., Inc.	826,300	27,507,527	0.6%
Pfizer, Inc.	2,779,900	65,772,434	1.5%
UnitedHealth Group, Inc.	512,400	22,525,104	0.5%
Wyeth	507,800	23,226,772	0.5%
Other Securities		228,086,977	5.2%
Total Health Care		534,561,233	12.1%

34

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.9%)
# 3M Co.	285,200	$23,859,832	0.5%
Boeing Co.	302,400	25,174,800	0.6%
# General Electric Co.	3,938,000	134,915,880	3.0%
United Parcel Service, Inc.	412,600	33,234,930	0.7%
United Technologies Corp.	383,600	23,982,672	0.5%
Other Securities		270,647,336	6.2%
Total Industrials		511,815,450	11.5%
Information Technology — (12.7%)
* Cisco Sytems, Inc.	2,323,700	45,730,416	1.0%
* Dell, Inc.	889,200	22,567,896	0.5%
*# Google, Inc.	76,400	28,407,048	0.6%
Hewlett-Packard Co.	1,068,600	34,601,268	0.8%
# Intel Corp.	2,222,600	40,051,252	0.9%
International Business Machines Corp.	592,100	47,308,790	1.1%
# Microsoft Corp.	3,357,400	76,045,110	1.7%
# Qualcomm, Inc.	625,800	28,292,418	0.6%
Other Securities		332,392,216	7.6%
Total Information Technology		655,396,414	14.8%
Materials — (2.6%)
Total Materials		134,089,872	3.0%
Real Estate Investment Trusts — (0.8%)
Total Real Estate Investment Trusts		39,586,411	0.9%
Telecommunication Services — (2.7%)
# AT&T, Inc.	1,465,800	38,198,748	0.9%
# BellSouth Corp.	679,200	22,936,584	0.5%
# Sprint Nextel Corp.	1,121,100	23,778,531	0.5%
# Verizon Communications, Inc.	1,105,800	34,512,018	0.8%
Other Securities		18,640,296	0.4%
Total Telecommunication Services		138,066,177	3.1%
Utilities — (2.8%)
Total Utilities		143,685,168	3.2%
TOTAL COMMON STOCKS		4,355,840,706	98.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (15.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $258,065,972 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/08 to 09/01/35 & FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 11/01/13 to 05/01/36, valued at $204,944,640) to be repurchased at $199,002,011	$198,974	198,974,210	4.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $748,992,183 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/18 to 07/01/36 & FNMA, rates ranging from 4.678% to 5.852%, maturities ranging from 03/01/19 to 02/01/36, valued at $551,698,470) to be repurchased at $534,649,843	534,575	534,575,002	12.0%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $58,228,000 FHLMC Notes 4.00%, 09/22/09, valued at $66,088,780) to be repurchased at $65,120,808	65,112	65,112,000	1.5%
TOTAL TEMPORARY CASH INVESTMENTS		798,661,212	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,996,635,712)		$5,154,501,918	116.3%

See accompanying Notes to Financial Statements.

35

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.8%)
Consumer Discretionary — (18.9%)
#* AutoNation, Inc.	2,057,600	$44,629,344	0.6%
CBS Corp. Class B	3,839,550	99,482,741	1.4%
Clear Channel Communications, Inc.	1,942,666	59,834,113	0.9%
* Comcast Corp. Class A	4,351,825	139,824,137	2.0%
# Federated Department Stores, Inc.	757,315	55,155,252	0.8%
# Ford Motor Co.	6,812,600	48,778,216	0.7%
# General Motors Corp.	2,346,800	63,199,324	0.9%
#* IAC/InterActiveCorp	2,003,951	51,762,054	0.7%
* Liberty Media Holding Corp. Capital Class A	668,190	53,167,878	0.8%
* Liberty Media Holding Corp. Interactive Class A	3,340,950	60,003,462	0.9%
Time Warner, Inc.	14,781,380	254,387,550	3.6%
* Viacom, Inc. Class B	3,132,050	118,234,888	1.7%
Other Securities		440,145,267	6.1%
Total Consumer Discretionary		1,488,604,226	21.1%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,475,260	102,896,558	1.4%
Coca-Cola Enterprises, Inc.	2,763,900	54,338,274	0.8%
# Kraft Foods, Inc.	2,439,700	80,754,070	1.1%
Other Securities		147,339,440	2.1%
Total Consumer Staples		385,328,342	5.4%
Energy — (5.5%)
Anadarko Petroleum Corp.	3,156,956	156,806,005	2.2%
# Hess Corp.	318,532	47,779,800	0.7%
Kerr-McGee Corp.	458,826	49,025,558	0.7%
Marathon Oil Corp.	876,202	65,758,960	0.9%
Other Securities		109,865,431	1.6%
Total Energy		429,235,754	6.1%
Financials — (30.2%)
Allstate Corp.	1,791,600	98,555,916	1.4%
# AMBAC Financial Group, Inc.	707,295	56,689,694	0.8%
Bear Stearns Companies, Inc.	373,770	49,991,738	0.7%
Chubb Corp.	906,400	45,800,392	0.6%
Cincinnati Financial Corp.	1,153,289	52,866,768	0.7%
CIT Group, Inc.	877,400	45,098,360	0.6%
#* CNA Financial Corp.	1,739,640	56,677,471	0.8%
Countrywide Financial Corp.	3,281,523	125,616,700	1.8%
Hartford Financial Services Group, Inc.	1,173,900	103,232,766	1.5%
JPMorgan Chase & Co.	2,244,400	95,701,216	1.4%
Lincoln National Corp.	1,092,426	61,372,493	0.9%
Loews Corp.	3,326,202	113,024,344	1.6%
# MBIA, Inc.	926,650	52,939,515	0.7%
# MetLife, Inc.	5,201,998	267,746,837	3.8%
North Fork Bancorporation, Inc.	2,564,611	75,579,086	1.1%
Principal Financial Group, Inc.	1,210,200	66,137,430	0.9%
Prudential Financial, Inc.	1,887,800	143,755,970	2.0%
The St. Paul Travelers Companies, Inc.	4,576,409	201,453,524	2.9%
Other Securities		661,651,697	9.4%
Total Financials		2,373,891,917	33.6%
Health Care — (2.0%)
Total Health Care		160,737,805	2.3%

36

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.8%)
Burlington Northern Santa Fe Corp.	1,283,000	$99,317,030	1.4%
# CSX Corp.	1,506,785	100,834,052	1.4%
Norfolk Southern Corp.	2,705,902	142,763,390	2.0%
Northrop Grumman Corp.	2,354,784	152,307,429	2.2%
Raytheon Co.	1,311,300	60,123,105	0.8%
Southwest Airlines Co.	3,221,220	51,861,642	0.7%
Union Pacific Corp.	1,840,000	170,752,000	2.4%
Other Securities		150,810,074	2.2%
Total Industrials		928,768,722	13.1%
Information Technology — (5.5%)
Electronic Data Systems Corp.	2,006,400	49,196,928	0.7%
#* Micron Technology, Inc.	3,962,557	65,619,944	0.9%
Other Securities		318,041,298	4.5%
Total Information Technology		432,858,170	6.1%
Materials — (4.3%)
Phelps Dodge Corp.	574,170	49,200,627	0.7%
Weyerhaeuser Co.	1,658,400	106,071,264	1.5%
Other Securities		184,748,103	2.6%
Total Materials		340,019,994	4.8%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,837,183	0.1%
Telecommunication Services — (5.5%)
AT&T, Inc.	8,333,818	217,179,297	3.1%
Verizon Communications, Inc.	4,153,400	129,627,614	1.8%
Other Securities		89,582,032	1.3%
Total Telecommunication Services		436,388,943	6.2%
Utilities — (0.1%)
Total Utilities		7,323,760	0.1%
TOTAL COMMON STOCKS		6,986,994,816	98.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $362,686,049 FHLMC, rates ranging from 4.500% to 7.500%, maturities ranging from 04/01/08 to 10/01/34 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 03/01/12 to 05/01/36, valued at $256,161,034) to be repurchased at $248,732,410	$248,698	248,697,661	3.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $953,261,017 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 02/01/36 & FNMA, rates ranging from 4.937% to 6.100%, maturities ranging from 11/01/13 to 04/01/36, valued at $592,080,266) to be repurchased at $573,847,557	573,767	573,767,230	8.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $55,694,000 FHLMC Notes 4.00%, 09/22/09, valued at $63,212,690) to be repurchased at $62,286,425	62,278	62,278,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		884,742,891	12.5%
TOTAL INVESTMENTS — (100.0%) (Cost $6,527,399,842)		$7,871,737,707	111.4%

See accompanying Notes to Financial Statements.

37

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (14.8%)
* Aztar Corp.	99,500	$5,160,070	0.2%
* Big Lots, Inc.	317,500	5,149,850	0.2%
*# DeVry, Inc.	190,400	4,664,800	0.2%
* Guess?, Inc.	120,480	4,995,101	0.2%
* LIFE TIME FITNESS, Inc.	98,300	4,497,225	0.2%
*# Payless ShoeSource, Inc.	192,100	5,125,228	0.2%
*# Sotheby's Holdings, Inc. Class A	170,100	4,550,175	0.2%
* The Children's Place Retail Stores, Inc.	77,900	4,531,443	0.2%
The Men's Wearhouse, Inc.	141,000	4,775,670	0.2%
Other Securities		497,507,151	14.9%
Total Consumer Discretionary		540,956,713	16.7%
Consumer Staples — (3.1%)
Flowers Foods, Inc.	163,437	4,751,114	0.2%
* NBTY, Inc.	188,100	4,931,982	0.2%
Other Securities		104,367,240	3.1%
Total Consumer Staples		114,050,336	3.5%
Energy — (5.3%)
* Hanover Compressor Co.	253,300	4,551,801	0.1%
* Oceaneering International, Inc.	74,400	5,580,000	0.2%
* TETRA Technologies, Inc.	194,400	5,651,208	0.2%
* Universal Compression Holdings, Inc.	83,949	4,879,116	0.2%
* Veritas DGC, Inc.	97,100	4,586,033	0.2%
* W-H Energy Services, Inc.	82,100	4,625,514	0.2%
Other Securities		163,979,458	4.9%
Total Energy		193,853,130	6.0%
Financials — (12.0%)
Hancock Holding Co.	94,429	5,093,500	0.2%
* Investment Technology Group, Inc.	110,000	5,203,000	0.2%
Texas Regional Bancshares, Inc. Class A	147,601	4,662,716	0.2%
Other Securities		422,587,893	12.9%
Total Financials		437,547,109	13.5%
Health Care — (12.3%)
Diagnostic Products Corp.	82,800	4,779,216	0.2%
*# Healthways, Inc.	96,000	5,101,440	0.2%
*# Nektar Therapeutics	243,683	4,871,223	0.2%
*# OSI Pharmaceuticals, Inc.	164,799	4,716,547	0.2%
Perrigo Co.	272,747	4,587,605	0.2%
* Ventana Medical Systems, Inc.	101,142	4,800,199	0.2%
Other Securities		422,224,463	12.7%
Total Health Care		451,080,693	13.9%
Industrials — (14.1%)
Acuity Brands, Inc.	120,700	4,815,930	0.2%
* Aviall, Inc.	98,800	4,658,420	0.2%
* Continental Airlines, Inc.	200,200	4,964,960	0.2%
* Corrections Corporation of America	93,200	4,767,180	0.2%
* EGL, Inc.	136,514	6,152,686	0.2%
Florida East Coast Industries, Inc.	89,200	4,942,572	0.2%
* General Cable Corp.	141,300	4,558,338	0.2%
* Genlyte Group, Inc.	65,645	4,580,708	0.2%
IKON Office Solutions, Inc.	371,160	4,795,387	0.2%

38

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Quanta Services, Inc.	308,500	$5,136,525	0.2%
* Shaw Group, Inc.	175,287	4,669,646	0.2%
Wabtec Corp.	133,200	4,658,004	0.2%
Other Securities		457,711,479	13.5%
Total Industrials		516,411,835	15.9%
Information Technology — (18.6%)
* Ansys, Inc.	89,488	4,513,775	0.2%
* Anteon International Corp.	94,700	5,210,394	0.2%
*# aQuantive, Inc.	189,125	4,688,409	0.2%
* CommScope, Inc.	154,000	4,501,420	0.2%
*# Gartner Group, Inc.	333,300	5,216,145	0.2%
* Interdigital Communications Corp.	159,600	4,524,660	0.2%
* Seagate Technology	245,088	5,722,805	0.2%
Other Securities		648,182,313	19.6%
Total Information Technology		682,559,921	21.0%
Materials — (4.5%)
* Hercules, Inc.	315,700	4,883,879	0.2%
* Oregon Steel Mills, Inc.	99,800	4,683,614	0.1%
Steel Dynamics, Inc.	103,975	6,039,908	0.2%
Other Securities		147,928,253	4.5%
Total Materials		163,535,654	5.0%
Other — (0.0%)
Total Other		5,972	0.0%
Real Estate Investment Trusts — (0.4%)
Total Real Estate Investment Trusts		14,938,370	0.5%
Telecommunication Services — (1.2%)
* SBA Communications Corp.	198,113	4,534,807	0.2%
Other Securities		38,506,196	1.1%
Total Telecommunication Services		43,041,003	1.3%
Utilities — (2.2%)
* Aquila, Inc.	1,082,900	4,667,299	0.1%
Other Securities		74,890,269	2.4%
Total Utilities		79,557,568	2.5%
TOTAL COMMON STOCKS		3,237,538,304	99.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,844	0.0%

39

THE U.S. SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (11.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $343,267,000 FNMA, rates ranging from 5.237%(r) to 7.297%(r), maturities ranging from 04/01/34 to 12/01/35, valued at $129,026,830) to be repurchased at $125,282,164	$125,265	$125,264,662	3.8%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $741,793,434 FNMA, rates ranging from 4.50% to 5.50%, maturities ranging from 08/01/20 to 11/01/42, valued at $295,351,747) to be repurchased at $285,558,543	285,519	285,518,570	8.8%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $8,044,000 FHLMC Notes 4.00%, 09/22/09, valued at $9,129,940) to be repurchased at $8,995,217	8,994	8,994,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		419,777,232	12.9%
TOTAL INVESTMENTS —(100.0%) (Cost $3,198,536,261)		$3,657,317,380	112.7%

See accompanying Notes to Financial Statements.

40

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
Commonwealth Bank of Australia	1,376,609	$44,863,141	0.8%
National Australia Bank, Ltd.	2,491,633	66,188,216	1.1%
Other Securities		134,384,475	2.3%
TOTAL — AUSTRALIA		245,435,832	4.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,306,577	0.3%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		62,472,651	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		206	0.0%
TOTAL — BELGIUM		62,472,857	1.1%
CANADA — (2.1%)
COMMON STOCKS — (2.1%)
Alcan, Inc.	651,733	34,145,721	0.6%
# Sun Life Financial, Inc.	1,134,300	46,854,880	0.8%
Other Securities		76,583,107	1.3%
TOTAL — CANADA		157,583,708	2.7%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		73,556,355	1.2%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		72,732,972	1.2%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# AXA SA	2,905,543	101,114,594	1.7%
# BNP Paribas SA	1,631,174	152,184,305	2.6%
# Compagnie de Saint-Gobain	598,264	41,924,341	0.7%
# LaFarge SA	270,758	32,460,665	0.6%
# Renault SA	379,599	43,689,082	0.7%
# Schneider Electric SA	329,932	34,250,009	0.6%
#* Societe Generale Paris	293,528	45,265,448	0.8%
# Vivendi SA	2,554,386	91,718,072	1.6%
Other Securities		192,865,020	3.1%
TOTAL — FRANCE		735,471,536	12.4%

41

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.6%)
COMMON STOCKS — (7.6%)
Allianz AG	236,944	$36,776,040	0.6%
Bayerische Motoren Werke (BMW) AG	602,283	31,058,618	0.5%
Commerzbank AG	1,007,513	37,889,361	0.6%
DaimlerChrysler AG	1,734,297	91,158,033	1.6%
#* Deutsche Bank AG	781,091	89,759,655	1.5%
E.ON AG	494,109	57,236,598	1.0%
Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002	0.8%
Volkswagen AG	499,652	35,384,221	0.6%
Other Securities		138,806,565	2.3%
TOTAL — GERMANY		561,916,093	9.5%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		23,245,930	0.4%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Cheung Kong Holdings, Ltd.	2,742,000	29,592,581	0.5%
Hutchison Whampoa, Ltd.	3,827,000	34,667,529	0.6%
Other Securities		101,370,308	1.7%
TOTAL — HONG KONG		165,630,418	2.8%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
CRH P.L.C.	1,243,314	41,937,667	0.7%
Other Securities		53,673,747	0.9%
TOTAL — IRELAND		95,611,414	1.6%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Unicredito Italiano SpA	5,702,257	43,517,058	0.7%
Other Securities		130,793,902	2.2%
TOTAL — ITALY		174,310,960	2.9%
JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
Fuji Photo Film Co., Ltd.	868,000	28,457,751	0.5%
Hitachi, Ltd.	5,642,000	38,309,680	0.7%
Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090	1.4%
Millea Holdings, Inc.	2,591	45,872,800	0.8%
Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849	0.5%
Sony Corp.	971,100	43,830,011	0.8%
Other Securities		743,657,631	12.3%
TOTAL — JAPAN		1,006,688,812	17.0%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	3,298,073	55,007,972	0.9%
ING Groep NV	2,993,405	117,264,818	2.0%
Koninklijke Philips Electronics NV	2,126,781	67,135,646	1.1%
Other Securities		81,049,903	1.4%
TOTAL — NETHERLANDS		320,458,339	5.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,141,656	0.1%

42

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Norsk Hydro ASA	1,451,100	$40,881,083	0.7%
Other Securities		46,601,771	0.8%
TOTAL — NORWAY		87,482,854	1.5%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		24,544,194	0.4%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		38,557,235	0.7%
SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
Banco Santander Central Hispano SA	6,789,395	97,980,198	1.7%
Endesa SA	1,557,828	52,212,933	0.9%
Repsol YPF SA	1,547,213	43,220,354	0.7%
Other Securities		92,657,296	1.5%
TOTAL COMMON STOCKS		286,070,781	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		325,819	0.0%
TOTAL — SPAIN		286,396,600	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,078,600	37,187,021	0.6%
Other Securities		138,879,722	2.4%
TOTAL — SWEDEN		176,066,743	3.0%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289	1.0%
Credit Suisse Group	1,756,088	101,563,760	1.7%
Swiss Life Holding	132,137	30,568,586	0.5%
# Swiss Reinsurance Co.	371,429	26,127,726	0.4%
Zurich Financial SVCS AG	167,090	37,785,022	0.6%
Other Securities		103,170,805	1.9%
TOTAL — SWITZERLAND		357,668,188	6.1%
UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
Anglo American P.L.C.	2,904,256	116,722,053	2.0%
Aviva P.L.C.	2,630,567	36,487,346	0.6%
BAA P.L.C.	1,792,377	29,244,905	0.5%
BAE Systems P.L.C.	4,091,396	29,245,585	0.5%
HBOS P.L.C.	6,510,107	111,349,242	1.9%
Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202	2.8%
Vodafone Group P.L.C.	70,485,499	162,265,817	2.7%
Other Securities		504,457,058	8.5%
TOTAL COMMON STOCKS		1,155,033,208	19.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,067	0.0%
TOTAL — UNITED KINGDOM		1,155,046,275	19.5%

43

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%, 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to 12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	$687,064,969	11.6%
@ Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000	9.3%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000	4.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,717,286,659)		$7,353,510,517	124.4%

See accompanying Notes to Financial Statements.

44

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.9%)
Consumer Discretionary — (17.3%)
Exedy Corp.	129,400	$4,370,221	0.3%
Gigas K's Denki Corp.	119,572	3,421,181	0.3%
Joint Corp.	107,200	3,265,879	0.2%
Nishimatsuya Chain Co., Ltd.	179,400	3,349,578	0.2%
Nissin Kogyo Co., Ltd.	175,200	3,171,786	0.2%
PanaHome Corp.	434,000	3,751,573	0.3%
# Paris Miki, Inc.	150,900	3,282,027	0.2%
# Right On Co., Ltd.	82,225	3,276,622	0.2%
Tokyo Dome Corp.	551,000	3,477,188	0.3%
# Yoshinoya D&C Co., Ltd.	1,834	3,566,085	0.3%
# Zensho Co., Ltd.	139,000	3,907,581	0.3%
Other Securities		276,722,829	19.6%
Total Consumer Discretionary		315,562,550	22.4%
Consumer Staples — (8.0%)
Aderans Co., Ltd.	121,950	3,384,751	0.2%
Heiwado Co., Ltd.	164,000	3,299,403	0.2%
# Kagome Co., Ltd.	259,700	3,356,708	0.2%
Katokichi Co., Ltd.	475,200	4,213,129	0.3%
Kirin Beverage Corp.	106,900	3,172,327	0.2%
Nippon Suisan Kaisha, Ltd.	723,000	3,651,471	0.3%
The Nisshin Oillio Group, Ltd.	445,000	3,309,669	0.2%
Other Securities		122,690,005	8.9%
Total Consumer Staples		147,077,463	10.5%
Energy — (0.8%)
Total Energy		13,993,133	1.0%
Financials — (7.4%)
Daibiru Corp.	288,000	3,236,042	0.2%
Other Securities		132,284,742	9.4%
Total Financials		135,520,784	9.6%
Health Care — (2.9%)
Kissei Pharmaceutical Co., Ltd.	176,000	3,221,292	0.2%
Miraca Holdings, Inc.	145,000	3,854,790	0.3%
Nipro Corp.	171,000	3,200,351	0.2%
# Rohto Pharmaceutical Co., Ltd.	298,000	3,318,748	0.2%
Other Securities		39,293,008	2.9%
Total Health Care		52,888,189	3.8%
Industrials — (21.4%)
Amano Corp.	211,000	3,312,484	0.2%
Central Glass Co., Ltd.	617,000	3,638,508	0.3%
Hitachi Transport System, Ltd.	323,000	3,161,490	0.2%
JFE Shoji Holdings, Inc.	665,000	3,365,072	0.2%
Makino Milling Machine Co., Ltd.	298,000	3,647,460	0.3%
Meitec Corp.	104,100	3,289,883	0.2%
Nachi-Fujikoshi Corp.	604,000	3,406,313	0.3%
# Nishimatsu Construction Co., Ltd.	816,000	3,251,985	0.2%
Nissha Printing Co., Ltd.	82,000	3,215,310	0.2%
# Okamura Corp.	326,000	3,368,984	0.2%
Okumura Corp.	604,000	3,365,733	0.2%
Ryobi, Ltd.	479,000	3,398,465	0.2%
UFJ Central Leasing Co., Ltd.	62,000	3,545,397	0.3%
# Union Tool Co.	58,800	3,376,236	0.2%
Other Securities		344,157,625	24.6%
Total Industrials		391,500,945	27.8%

45

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.3%)
Fuji Soft ABC, Inc.	106,000	$3,443,413	0.2%
Hitachi Kokusai Electric, Inc.	267,000	3,203,221	0.2%
Horiba, Ltd.	103,000	3,349,991	0.2%
Nichicon Corp.	260,200	3,266,659	0.2%
Other Securities		155,754,683	11.2%
Total Information Technology		169,017,967	12.0%
Materials — (8.2%)
# Daio Paper Corp.	331,000	3,349,188	0.2%
# Nihon Parkerizing Co., Ltd.	192,000	3,291,346	0.2%
Nippon Paint Co., Ltd.	711,000	3,342,483	0.2%
NOF Corp.	548,000	3,168,442	0.2%
Pacific Metals Co., Ltd.	538,000	3,181,353	0.2%
Shin-Etsu Polymer Co., Ltd.	212,000	3,235,486	0.2%
#* Toho Rayon Co., Ltd.	410,000	3,361,628	0.2%
# Tokai Carbon Co., Ltd.	557,000	3,403,629	0.2%
Yamato Kogyo Co., Ltd.	160,000	3,544,490	0.3%
Other Securities		119,327,455	8.7%
Total Materials		149,205,500	10.6%
Other — (0.0%)
Total Other		314,654	0.0%
Telecommunication Services — (0.1%)
Total Telecommunication Services		2,787,548	0.2%
Utilities — (0.5%)
Total Utilities		9,108,122	0.7%
TOTAL COMMON STOCKS		1,386,976,855	98.6%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (24.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $132,096,000 U.S. Treasury Bill 4.945%(y), 10/05/06; U.S. Treasury Bond 9.875%, 11/15/15; & U.S. Treasury Note 4.000%, 02/15/15, valued at $148,959,041) to be repurchased at $146,057,659	$146,038	146,037,782	10.4%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $527,322,814 U.S. STRIPS, rates ranging from 0% to 11.750%, maturities ranging from 08/15/08 to 08/15/22, valued at $290,700,555) to be repurchased at $285,038,950	285,000	285,000,000	20.2%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $7,393,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,391,055) to be repurchased at $8,267,118	8,266	8,266,000	0.6%
TOTAL TEMPORARY CASH INVESTMENTS		439,303,782	31.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,621,711,062)		$1,826,280,637	129.8%

See accompanying Notes to Financial Statements.

46

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (42.0%)
COMMON STOCKS — (41.9%)
ABB Grain, Ltd.	478,833	$2,590,536	0.5%
# Adelaide Bank, Ltd.	385,522	3,609,086	0.7%
Adelaide Brighton, Ltd.	1,891,665	3,576,398	0.6%
#* Austar United Communications, Ltd.	4,130,450	3,701,376	0.7%
# Australian Pipeline Trust	954,035	2,930,362	0.5%
#* Australian Worldwide Exploration, Ltd.	1,504,187	3,388,603	0.6%
# Bank of Queensland, Ltd.	322,009	3,349,132	0.6%
# Bendigo Bank, Ltd.	373,075	3,565,312	0.6%
# Centennial Coal, Ltd.	1,049,686	2,636,228	0.5%
# Coates Hire, Ltd.	853,737	3,943,396	0.7%
# Corporate Express Australia, Ltd.	608,493	2,868,031	0.5%
# Excel Coal, Ltd.	703,810	3,991,995	0.7%
FKP, Ltd.	666,816	2,789,082	0.5%
Flight Centre, Ltd.	328,031	2,445,469	0.4%
* Fortescue Metals Group, Ltd.	700,670	3,918,523	0.7%
# Futuris Corp., Ltd.	2,317,525	3,844,210	0.7%
# Great Southern Plantations, Ltd.	1,056,655	3,041,123	0.6%
# Gunns, Ltd.	1,153,555	2,594,821	0.5%
# GWA International, Ltd.	965,666	2,367,909	0.4%
#* Hardman Resources, Ltd.	2,238,098	2,875,552	0.5%
# Healthscope, Ltd.	804,302	2,646,325	0.5%
Incitec Pivot, Ltd.	199,199	3,301,662	0.6%
# Jones (David), Ltd.	1,489,968	3,139,480	0.6%
# Jubilee Mines NL	445,846	2,427,806	0.4%
Minara Resources, Ltd.	1,528,496	2,588,990	0.5%
New Hope Corp., Ltd.	2,558,257	2,561,292	0.5%
Pacific Brands, Ltd.	1,785,566	2,843,011	0.5%
Paperlinx, Ltd.	1,521,480	3,509,813	0.6%
Primary Health Care, Ltd.	415,200	3,663,091	0.7%
Ramsay Health Care, Ltd.	430,216	3,243,831	0.6%
Reece Australia, Ltd.	251,463	2,906,714	0.5%
Rural Press, Ltd.	402,729	3,260,650	0.6%
SFE Corp., Ltd.	334,655	3,941,571	0.7%
Smorgon Steel Group, Ltd.	2,984,722	2,991,791	0.5%
# Spotless Group, Ltd.	748,705	2,747,571	0.5%
# Ten Network Holdings, Ltd.	1,354,002	3,033,145	0.6%
# Timbercorp, Ltd.	954,660	2,675,939	0.5%
# Transfield Services, Ltd.	563,353	3,104,919	0.6%
# United Group, Ltd.	393,438	3,949,400	0.7%
Other Securities		169,874,008	30.2%
TOTAL COMMON STOCKS		292,438,153	52.4%
PREFERRED STOCKS — (0.1%)
Other Securities		481,838	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		85,509	0.0%
TOTAL — AUSTRALIA		293,005,500	52.5%
HONG KONG — (24.2%)
COMMON STOCKS — (24.2%)
Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,439,297	0.4%
# COFCO International, Ltd.	4,150,000	2,392,119	0.4%
First Pacific Co., Ltd.	6,992,000	2,864,864	0.5%

47

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Guangzhou Investment Co., Ltd.	15,476,000	$2,644,550	0.5%
# Li Ning Co., Ltd.	2,430,000	2,451,930	0.5%
Prime Success International Group, Ltd.	4,008,000	2,655,719	0.5%
Vtech Holdings, Ltd.	573,000	2,537,766	0.5%
Other Securities		150,890,783	27.0%
TOTAL COMMON STOCKS		168,877,028	30.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		83,584	0.0%
TOTAL — HONG KONG		168,960,612	30.3%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,553	0.0%
NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
New Zealand Refining Co., Ltd.	627,490	2,675,420	0.5%
Waste Management NZ, Ltd.	430,471	2,364,393	0.4%
Other Securities		18,655,422	3.4%
TOTAL COMMON STOCKS		23,695,235	4.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		30,676	0.0%
TOTAL — NEW ZEALAND		23,725,911	4.3%
SINGAPORE — (9.3%)
COMMON STOCKS — (9.3%)
Jaya Holdings, Ltd.	2,733,000	2,393,007	0.4%
Labroy Marine, Ltd.	3,343,000	2,614,655	0.5%
Other Securities		60,078,275	10.8%
TOTAL COMMON STOCKS		65,085,937	11.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		37,102	0.0%
TOTAL — SINGAPORE		65,123,039	11.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (21.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $62,611,000 U.S. Treasury Notes, rates ranging from 2.25% to 4.00%, maturities ranging from 08/31/06 to 03/15/10, valued at $62,275,559) to be repurchased at $61,061,998	$61,054	61,053,688	11.0%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $163,482,881 U.S. STRIPS, rates ranging from 0% to 8.75%, maturities ranging from 05/15/07 to 08/15/26, valued at $86,700,675) to be repurchased at $85,011,617	85,000	85,000,000	15.2%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,156,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,312,060) to be repurchased at $1,292,175	1,292	1,292,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		147,345,688	26.4%
TOTAL INVESTMENTS — (100.0%) (Cost $636,898,240)		$698,164,303	125.2%

See accompanying Notes to Financial Statements.

48

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.3%)
Consumer Discretionary — (20.2%)
Bellway P.L.C.	356,982	$7,531,518	0.8%
Bovis Homes Group P.L.C.	421,757	6,474,478	0.7%
First Choice Holidays P.L.C.	1,544,051	6,213,297	0.7%
Greene King P.L.C.	522,707	7,400,854	0.8%
* MyTravel Group P.L.C.	1,359,540	6,053,094	0.7%
Smith (WH) P.L.C.	635,227	5,194,561	0.6%
Taylor Nelson Sofres P.L.C.	1,507,323	6,637,528	0.7%
Other Securities		138,282,383	15.3%
Total Consumer Discretionary		183,787,713	20.3%
Consumer Staples — (4.4%)
Wolverhampton & Dudley Breweries P.L.C.	273,138	6,447,688	0.7%
Other Securities		33,345,299	3.7%
Total Consumer Staples		39,792,987	4.4%
Energy — (6.4%)
Burren Energy P.L.C.	421,226	6,408,906	0.7%
* Premier Oil P.L.C.	288,909	5,293,953	0.6%
* Soco International P.L.C.	273,929	6,408,988	0.7%
* Venture Production P.L.C.	434,519	5,440,618	0.6%
Wood Group (John) P.L.C.	1,504,358	6,605,897	0.7%
Other Securities		28,348,605	3.2%
Total Energy		58,506,967	6.5%
Financials — (18.6%)
Aberdeen Asset Management P.L.C.	2,149,614	6,634,867	0.7%
Brixton P.L.C.	952,536	8,577,563	0.9%
Collins Stewart Tullett P.L.C.	407,502	5,478,915	0.6%
Countrywide P.L.C.	617,070	5,551,023	0.6%
Derwent Valley Holdings P.L.C.	224,683	6,176,223	0.7%
Great Portland Estates P.L.C.	722,131	6,321,423	0.7%
* Henderson Group P.L.C.	3,637,354	5,237,801	0.6%
Hiscox P.L.C.	1,606,168	6,408,416	0.7%
London Merchant Securities P.L.C.	1,425,531	6,688,631	0.7%
Shaftesbury P.L.C.	572,839	5,302,244	0.6%
Other Securities		106,837,116	11.8%
Total Financials		169,214,222	18.6%
Health Care — (3.3%)
Total Health Care		29,702,127	3.3%
Industrials — (30.8%)
Arriva P.L.C.	505,679	5,098,412	0.6%
Ashtead Group P.L.C.	1,337,718	5,007,553	0.6%
Atkins (WS) P.L.C.	351,983	5,392,679	0.6%
Bodycote International P.L.C.	1,165,044	5,789,794	0.6%
Carillion P.L.C.	935,595	5,313,613	0.6%
* Charter P.L.C.	561,590	8,612,173	0.9%
Cookson Group P.L.C.	669,750	6,244,020	0.7%
Davis Service Group P.L.C.	601,460	5,018,370	0.6%
De La Rue P.L.C.	591,314	5,804,181	0.6%
* easyJet P.L.C.	1,032,000	6,733,672	0.7%
Enodis P.L.C.	1,616,238	5,661,206	0.6%
Forth Ports P.L.C.	158,722	4,997,332	0.6%

49

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Go-Ahead Group P.L.C.	162,870	$5,166,664	0.6%
Homeserve P.L.C.	220,422	6,631,147	0.7%
* Invensys P.L.C.	19,290,739	8,399,478	0.9%
Michael Page International P.L.C.	1,200,784	8,894,407	1.0%
Morgan Crucible Company P.L.C.	1,125,473	5,178,925	0.6%
* Regus Group P.L.C.	3,366,539	7,061,707	0.8%
SIG P.L.C.	445,720	7,035,216	0.8%
VT Group P.L.C.	636,999	5,650,114	0.6%
Weir Group P.L.C.	714,505	5,883,905	0.6%
Other Securities		150,052,080	16.5%
Total Industrials		279,626,648	30.8%
Information Technology — (10.1%)
Electrocomponents P.L.C.	1,147,422	5,448,900	0.6%
Halma P.L.C.	1,554,692	5,348,729	0.6%
Laird Group P.L.C.	685,436	5,176,198	0.6%
Misys P.L.C.	1,567,012	5,272,681	0.6%
Spectris P.L.C.	508,179	5,609,377	0.6%
Other Securities		64,697,441	7.1%
Total Information Technology		91,553,326	10.1%
Materials — (3.7%)
Total Materials		33,138,751	3.7%
Other — (0.0%)
Total Other		53,074	0.0%
Telecommunication Services — (0.9%)
Total Telecommunication Services		8,365,563	0.9%
Utilities — (0.9%)
Viridian Group P.L.C.	385,527	6,646,672	0.7%
Other Securities		1,868,682	0.2%
Total Utilities		8,515,354	0.9%
TOTAL COMMON STOCKS		902,256,732	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		48,359	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $18,433,226 U.S. STRIPS 0.0%, 05/15/27, valued at $6,053,287) to be repurchased at $5,935,403	$5,935	5,934,595	0.7%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $67,000 FHLMC Notes 4.00%, 09/22/09, valued at $76,045) to be repurchased at $74,010	74	74,000	0.0%
TOTAL TEMPORARY CASH INVESTMENTS		6,008,595	0.7%
TOTAL INVESTMENTS — (100.0%) (Cost $670,751,601)		$908,313,686	100.2%

See accompanying Notes to Financial Statements.

50

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
# Boehler-Uddeholm AG	26,152	$5,441,222	0.4%
Other Securities		32,222,981	2.1%
TOTAL — AUSTRIA		37,664,203	2.5%
BELGIUM — (2.8%)
COMMON STOCKS — (2.8%)
# Ackermans & Van Haaren SA	74,360	5,440,510	0.4%
Other Securities		49,566,158	3.3%
TOTAL — BELGIUM		55,006,668	3.7%
DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		55,963,449	3.7%
FINLAND — (4.1%)
COMMON STOCKS — (4.1%)
# Amer Sports Oyj Series A	257,810	5,312,051	0.4%
# Huhtamaki Oyj	298,450	5,349,999	0.4%
# KCI Konecranes Oyj	255,800	5,222,957	0.4%
Uponor Oyj Series A	192,000	5,562,504	0.4%
Other Securities		60,320,226	3.9%
TOTAL — FINLAND		81,767,737	5.5%
FRANCE — (9.6%)
COMMON STOCKS — (9.6%)
* Compagnie Generale de Geophysique SA	37,105	6,356,490	0.4%
# Fimalac SA	111,143	9,452,681	0.6%
# Nexans SA	64,840	5,020,998	0.3%
# SCOR SA	2,575,766	6,113,918	0.4%
# Somfy SA	22,900	5,489,044	0.4%
Other Securities		158,375,611	10.6%
TOTAL COMMON STOCKS		190,808,742	12.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,896	0.0%
TOTAL — FRANCE		190,817,638	12.7%
GERMANY — (9.0%)
COMMON STOCKS — (9.0%)
# Bilfinger Berger AG	111,099	6,798,592	0.5%
Douglas Holding AG	105,237	4,786,238	0.3%
K&S AG	55,500	4,647,152	0.3%
*# QIAGEN NV	388,783	5,484,895	0.4%
# Stada Arzneimittel AG	164,610	6,611,469	0.5%
*# United Internet AG	92,804	5,217,328	0.4%
Other Securities		146,879,892	9.6%
TOTAL COMMON STOCKS		180,425,566	12.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,373	0.0%
TOTAL — GERMANY		180,431,939	12.0%

51

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (3.7%)
COMMON STOCKS — (3.7%)
Bank of Greece	43,172	$5,472,159	0.4%
Other Securities		68,418,742	4.5%
TOTAL COMMON STOCKS		73,890,901	4.9%
PREFERRED STOCKS — (0.0%)
Other Securities		19,393	0.0%
TOTAL — GREECE		73,910,294	4.9%
IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
DCC P.L.C.	292,359	6,867,871	0.5%
* Dragon Oil P.L.C.	1,510,561	5,454,417	0.4%
FBD Holdings P.L.C.	132,521	6,092,892	0.4%
IAWS Group P.L.C.	368,887	6,577,198	0.4%
Other Securities		26,892,021	1.8%
TOTAL — IRELAND		51,884,399	3.5%
ITALY — (5.8%)
COMMON STOCKS — (5.8%)
Other Securities		114,604,521	7.6%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
Aalberts Industries NV	73,378	5,443,918	0.4%
*# Hagemeyer NV	1,576,607	7,790,801	0.5%
Koninklijke Bam Groep NV	264,205	5,637,401	0.4%
# Nutreco Holding NV	97,165	5,882,820	0.4%
Stork NV	86,944	4,753,027	0.3%
United Services Group NV	69,746	5,412,976	0.4%
Other Securities		85,013,910	5.6%
TOTAL — NETHERLANDS		119,934,853	8.0%
NORWAY — (3.7%)
COMMON STOCKS — (3.7%)
# Prosafe ASA	88,380	5,068,717	0.3%
*# Tandberg Television ASA	253,830	4,617,214	0.3%
* Tgs-Nopec Geophysical Co. ASA	79,110	6,175,680	0.4%
# Tomra Systems ASA	616,328	5,819,032	0.4%
Other Securities		51,722,527	3.5%
TOTAL — NORWAY		73,403,170	4.9%
PORTUGAL — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		16,762,270	1.1%
SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		68,152,275	4.6%
SWEDEN — (6.4%)
COMMON STOCKS — (6.4%)
* Capio AB, Goethenburg	258,500	4,743,000	0.3%
Elekta AB Series B	317,200	5,058,785	0.3%
JM AB	78,000	5,342,644	0.4%
# Meda AB Series A	255,575	4,827,820	0.3%
# Nobia AB	144,500	4,705,147	0.3%
Other Securities		102,942,075	6.9%
TOTAL COMMON STOCKS		127,619,471	8.5%

52

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$86,870	0.0%
TOTAL — SWEDEN		127,706,341	8.5%
SWITZERLAND — (12.1%)
COMMON STOCKS — (12.1%)
* Actelion, Ltd.	51,203	5,967,198	0.4%
Bank Sarasin & Cie Series B	1,778	4,755,924	0.3%
Converium Holding AG	546,150	6,507,164	0.4%
* Fischer (Georg) AG	11,518	5,215,884	0.4%
Kuoni Reisen Holding AG	13,794	7,551,819	0.5%
Lonza Group AG	116,082	7,933,657	0.5%
Phonak Holding AG	133,842	7,697,809	0.5%
* PSP Swiss Property AG	148,025	7,597,240	0.5%
Rieters Holdings AG	14,862	5,818,454	0.4%
* Sika AG	8,623	9,708,361	0.7%
Sulzer AG	14,002	10,058,354	0.7%
*# Unaxis Holding AG	27,910	7,862,349	0.5%
Valiant Holding AG	60,231	6,526,965	0.4%
Other Securities		148,015,731	9.9%
TOTAL COMMON STOCKS		241,216,909	16.1%
PREFERRED STOCKS — (0.0%)
Other Securities		945,732	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		14,204	0.0%
TOTAL — SWITZERLAND		242,176,845	16.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (25.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $283,910,000 U.S. Treasury Notes, rates ranging from 3.375% to 5.500%, maturities ranging from 02/15/08 to 11/15/13, valued at $279,736,746) to be repurchased at $274,288,139	$274,251	274,250,810	18.3%
@ Repurchase Agreement, Goldman Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $104,331,953 FHLMC 4.125%, 10/18/10; & FNMA 5.125%, 01/02/14, valued at $102,014,195) to be repurchased at $100,013,917	100,000	100,000,000	6.7%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $242,478,000 U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 08/15/06 to 02/15/31; & U.S. Treasury Bond 7.25%, 05/15/16, valued at $132,600,869) to be repurchased at $130,017,767	130,000	130,000,000	8.7%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $937,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,063,495) to be repurchased at $1,047,142	1,047	1,047,000	0.1%
TOTAL TEMPORARY CASH INVESTMENTS		505,297,810	33.8%
TOTAL INVESTMENTS - (100.0%) (Cost $1,473,811,135)		$1,995,484,412	133.2%

See accompanying Notes to Financial Statements.

53

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The U.S. Large Company Series	The U.S. Large Cap value Series	The U.S. Small Cap Series	The DFA International Value Series
ASSETS:
Investments at Value (including $715,046, $797,943, $392,027, and $1,369,914 of securities on loan, respectively)	$4,355,841	$6,986,995	$3,237,540	$5,842,326
Temporary Cash Investments at Value	798,661	884,743	419,777	1,511,185
Foreign Currencies at Value	—	—	—	25,721
Cash	3,072	1	23	15
Receivables:
Investment Securities Sold	—	—	4,442	4,365
Dividends, Interest, and Tax Reclaims	9,294	9,737	1,492	21,283
Securities Lending Income	44	118	557	2,544
Fund Shares Sold	3,439	8,595	187	5,968
Fund Margin Variation	590	—	—	—
Class Action Gain	—	—	18	—
Prepaid Expenses and Other Assets	22	21	9	17
Total Assets	5,170,963	7,890,210	3,664,045	7,413,424
LIABILITIES:
Payables:
Upon Return of Securities Loaned	733,549	822,465	410,783	1,487,065
Investment Securities Purchased	4,218	—	682	14,558
Fund Shares Redeemed	230	1,121	6,263	67
Due to Advisor	93	590	84	1,013
Accrued Expenses and Other Liabilities	195	217	119	252
Total Liabilities	738,285	824,393	417,931	1,502,955
NET ASSETS	$4,432,678	$7,065,817	$3,246,114	$5,910,469
SHARES OUTSTANDING $0.01 PAR VALUE	N/A	327,500,598	193,152,585	296,786,398
NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$21.57	$16.81	$19.91
Investments at Cost	$3,197,975	$5,642,657	$2,778,759	$4,206,102
Temporary Cash Investments at Cost	$798,661	$884,743	$419,777	$1,511,185
Foreign Currencies at Cost	$—	$—	$—	$25,616
	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $399,933, $123,319, $4,213, and $473,115 of securities on loan, respectively)	$1,386,977	$550,819	$902,305	$1,490,187
Temporary Cash Investments at Value	439,304	147,346	6,009	505,298
Foreign Currencies at Value	909	1,580	1,523	4,385
Cash	15	16	16	16
Receivables:
Investment Securities Sold	2,515	3,713	—	498
Dividends, Interest, and Tax Reclaims	8,384	1,157	3,399	2,791
Securities Lending Income	799	161	5	597
Fund Shares Sold	897	705	244	315
Prepaid Expenses and Other Assets	4	1	3	4
Total Assets	1,839,804	705,498	913,504	2,004,091
LIABILITIES:
Payables:
Upon Return of Securities Loaned	431,038	146,054	5,935	504,251
Investment Securities Purchased	1,980	1,604	817	1,505
Due to Advisor	124	48	77	129
Accrued Expenses and Other Liabilities	67	54	30	79
Total Liabilities	433,209	147,760	6,859	505,964
NET ASSETS	$1,406,595	$557,738	$906,645	$1,498,127
Investments at Cost	$1,182,407	$489,553	$664,743	$968,513
Temporary Cash Investments at Cost	$439,304	$147,346	$6,009	$505,298
Foreign Currencies at Cost	$887	$1,565	$1,540	$4,277

See accompanying Notes to Financial Statements.

54

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The U.S. Large Company Series	The U.S. Large Cap value Series	The U.S. Small Cap Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $10,299, respectively)	$40,943	$53,130	$13,843	$99,083
Interest	2,894	4,070	488	5,864
Income from Securities Lending	292	617	3,153	5,799
Total Investment Income	44,129	57,817	17,484	110,746
Expenses
Investment Advisory Services Fees	550	3,231	478	5,345
Accounting & Transfer Agent Fees	229	331	168	278
S&P 500® Fees	41	—	—	—
Custodian Fees	46	158	92	472
Legal Fees	9	7	6	10
Audit Fees	27	37	19	29
Shareholders' Reports	20	24	13	16
Directors'/Trustees' Fees & Expenses	15	26	13	22
Other	32	39	22	63
Total Expenses	969	3,853	811	6,235
Net Investment Income (Loss)	43,160	53,964	16,673	104,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)	285,070	125,130	77,435
Net Realized Gain (Loss) on Futures	4,621	—	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	305
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208	104,453	80,116	674,593
Futures	(3,210)	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	738
Net Realized and Unrealized Gain (Loss)	67,299	389,523	205,246	753,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$110,459	$443,487	$221,919	$857,582

See accompanying Notes to Financial Statements.

55

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $681, $128, $0, and $3,246, respectively)	$9,050	$8,542	$12,538	$20,092
Interest	206	84	94	359
Income from Securities Lending	3,983	735	47	2,190
Total Investment Income	13,239	9,361	12,679	22,641
Expenses
Investment Advisory Services Fees	688	246	404	644
Accounting & Transfer Agent Fees	81	37	53	76
Custodian Fees	160	161	43	276
Legal Fees	2	1	1	2
Audit Fees	8	2	4	7
Shareholders' Reports	4	—	2	4
Directors'/Trustees' Fees & Expenses	6	2	3	5
Other	16	5	6	14
Total Expenses	965	454	516	1,028
Net Investment Income (Loss)	12,274	8,907	12,163	21,613
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	43,076	18,375	11,119	27,568
Net Realized Gain (Loss) on Foreign Currency Transactions	(174)	(23)	204	115
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,004	37,986	109,911	245,660
Translation of Foreign Currency Denominated Amounts	486	(11)	68	90
Net Realized and Unrealized Gain (Loss)	76,392	56,327	121,302	273,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$88,666	$65,234	$133,465	$295,046

See accompanying Notes to Financial Statements.

56

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Series		The DFA International Value Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,160	$72,280	$53,964	$75,708	$16,673	$24,657	$104,511	$97,688
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)	(28,767)	285,070	200,126	125,130	235,770	77,435	132,514
Net Realized Gain (Loss) on Futures	4,621	5,427	—	—	—	—	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—	—	305	(1,607)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208	274,881	104,453	400,320	80,116	11,172	674,593	292,697
Futures	(3,210)	(507)	—	—	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	738	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,459	323,314	443,487	676,154	221,919	271,599	857,582	520,726
Distributions From:
Net Investment Income	—	—	(32,326)	(79,209)	(9,377)	(29,151)	(21,717)	(111,684)
Net Short-Term Gains	—	—	(14,160)	—	(34,286)	(18,607)	(11,376)	(2,493)
Net Long-Term Gains	—	—	(186,026)	(3,972)	(153,072)	(94,497)	(115,306)	(104,987)
Total Distributions	—	—	(232,512)	(83,181)	(196,735)	(142,255)	(148,399)	(219,164)
Capital Share Transactions (1):
Shares Issued	—	—	905,579	1,391,582	198,938	573,230	774,394	1,219,383
Shares Issued in Lieu of Cash Distributions	—	—	227,002	79,551	194,569	141,201	139,465	211,691
Shares Redeemed	—	—	(109,326)	(152,432)	(66,976)	(270,466)	(80,271)	(168,981)
Net Increase (Decrease) from Capital Share Transactions	—	—	1,023,255	1,318,701	326,531	443,965	833,588	1,262,093
Transactions in Interest:
Contributions	416,349	841,720	—	—	—	—	—	—
Withdrawals	(332,842)	(420,241)	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	83,507	421,479	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	193,966	744,793	1,234,230	1,911,674	351,715	573,309	1,542,771	1,563,655
Net Assets
Beginning of Period	4,238,712	3,493,919	5,831,587	3,919,913	2,894,399	2,321,090	4,367,698	2,804,043
End of Period	$4,432,678	$4,238,712	$7,065,817	$5,831,587	$3,246,114	$2,894,399	$5,910,469	$4,367,698
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	42,606	71,023	11,640	36,505	40,489	74,612
Shares Issued in Lieu of Cash Distributions	N/A	N/A	11,226	4,005	12,510	9,104	7,983	13,315
Shares Redeemed	N/A	N/A	(5,190)	(7,495)	(4,027)	(16,851)	(4,177)	(10,303)
	N/A	N/A	48,642	67,533	20,123	28,758	44,295	77,624
Accumulated Net Investment Income (Loss)	N/A	N/A	$31,294	$9,656	$8,583	$1,287	$83,876	$1,082

See accompanying Notes to Financial Statements.

57

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,274	$12,930	$8,907	$15,428	$12,163	$15,787	$21,613	$18,511
Net Realized Gain (Loss) on Investment Securities Sold	43,076	24,072	18,375	15,727	11,119	14,748	27,568	98,606
Net Realized Gain (Loss) on Foreign Currency Transactions	(174)	(553)	(23)	33	204	(335)	115	(312)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,004	202,804	37,986	77	109,911	30,824	245,660	17,382
Translation of Foreign Currency Denominated Amounts	486	(324)	(11)	(11)	68	(3)	90	(163)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,666	238,929	65,234	31,254	133,465	61,021	295,046	134,024
Transactions in Interest:
Contributions	192,965	327,851	102,484	96,480	136,030	215,506	234,303	232,255
Withdrawals	(26,465)	(20,483)	(5,903)	(14,810)	(5,888)	(11,252)	(13,160)	(38,985)
Net Increase (Decrease) from Transactions in Interest	166,500	307,368	96,581	81,670	130,142	204,254	221,143	193,270
Total Increase (Decrease) in Net Assets	255,166	546,297	161,815	112,924	263,607	265,275	516,189	327,294
Net Assets
Beginning of Period	1,151,429	605,132	395,923	282,999	643,038	377,763	981,938	654,644
End of Period	$1,406,595	$1,151,429	$557,738	$395,923	$906,645	$643,038	$1,498,127	$981,938

See accompanying Notes to Financial Statements.

58

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	2.63	%(C)	8.51%	12.77%	15.05%	(16.59)%	(12.30)%
Net Assets, End of Period (thousands)	$4,432,678		$4,238,712	$3,493,919	$3,000,997	$2,623,557	$2,831,650
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.97	%(B)	1.87%	1.99%	1.75%	1.53%	1.26%
Portfolio Turnover Rate	2	%(C)	6%	2%	8%	11%	8%

	The U.S. Large Cap Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$20.91		$18.55	$15.41	$13.01	$14.44	$14.71
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.29	0.23	0.21	0.20	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.31		2.41	3.09	2.41	(1.43)	1.25
Total From Investment Operations	1.49		2.70	3.32	2.62	(1.23)	1.50
Less Distributions
Net Investment Income	(0.11)		(0.32)	(0.18)	(0.22)	(0.20)	(0.27)
Net Realized Gains	(0.72)		(0.02)	—	—	—	(1.50)
Total Distributions	(0.83)		(0.34)	(0.18)	(0.22)	(0.20)	(1.77)
Net Asset Value, End of Period	$21.57		$20.91	$18.55	$15.41	$13.01	$14.44
Total Return	7.41	%(C)	14.66%	21.68%	20.34%	(8.64)%	10.97%
Net Assets, End of Period (thousands)	$7,065,817		$5,831,587	$3,919,913	$2,510,662	$1,737,809	$1,637,083
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	1.56%	1.41%	1.62%	1.49%	1.66%
Portfolio Turnover Rate	9	%(C)	9%	7%	7%	9%	6%

See accompanying Notes to Financial Statements.

59

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Small Cap Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.73		$16.09	$13.84	$9.93	$11.08	$11.67
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.15	0.12	0.08	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.12		1.44	2.22	3.92	(1.00)	1.24
Total From Investment Operations	1.21		1.59	2.34	4.00	(0.91)	1.34
Less Distributions
Net Investment Income	(0.05)		(0.18)	(0.08)	(0.09)	(0.10)	(0.10)
Net Realized Gains	(1.08)		(0.77)	(0.01)	—	(0.14)	(1.83)
Total Distributions	(1.13)		(0.95)	(0.09)	(0.09)	(0.24)	(1.93)
Net Asset Value, End of Period	$16.81		$16.73	$16.09	$13.84	$9.93	$11.08
Total Return	7.81	%(C)	10.40%	16.99%	40.32%	(8.42)%	13.08%
Net Assets, End of Period (thousands)	$3,246,114		$2,894,399	$2,321,090	$1,468,486	$851,901	$991,082
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.05	%(B)	0.94%	0.85%	0.84%	0.81%	0.94%
Portfolio Turnover Rate	10	%(C)	21%	16%	16%	34%	13%

	The DFA International Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30		$16.04	$12.40	$9.33	$10.15	$12.07
Income From Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.43	0.33	0.27	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.80		1.95	3.61	3.06	(0.78)	(1.49)
Total From Investment Operations	3.18		2.38	3.94	3.33	(0.54)	(1.22)
Less Distributions
Net Investment Income	(0.08)		(0.52)	(0.30)	(0.25)	(0.25)	(0.27)
Net Realized Gains	(0.49)		(0.60)	—	(0.01)	(0.03)	(0.43)
Total Distributions	(0.57)		(1.12)	(0.30)	(0.26)	(0.28)	(0.70)
Net Asset Value, End of Period	$19.91		$17.30	$16.04	$12.40	$9.33	$10.15
Total Return	18.87	%(C)	15.61%	32.15%	36.24%	(5.53)%	(10.75)%
Net Assets, End of Period (thousands)	$5,910,469		$4,367,698	$2,804,043	$1,604,778	$1,125,467	$1,208,100
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.27%	0.28%	0.30%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.92	%(B)	2.71%	2.35%	2.61%	2.36%	2.32%
Portfolio Turnover Rate	3	%(C)	10%	15%	14%	18%	6%

See accompanying Notes to Financial Statements.

60

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The Japanese Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	8.07	%(C)	31.03%	32.73%	47.87%	(9.62)%	(13.51)%
Net Assets, End of Period (thousands)	$1,406,595		$1,151,429	$605,132	$283,699	$195,047	$196,187
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.22%	0.27%	0.28%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.79	%(B)	1.51%	1.45%	1.41%	1.26%	1.41%
Portfolio Turnover Rate	5	%(C)	6%	5%	16%	5%	9%
	The United Kingdom Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	19.39	%(C)	12.88%	29.68%	44.65%	(4.67)%	(4.89)%
Net Assets, End of Period (thousands)	$906,645		$643,038	$377,763	$160,917	$98,899	$96,741
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.22%	0.27%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.02	%(B)	3.19%	2.70%	3.25%	3.03%	2.86%
Portfolio Turnover Rate	3	%(C)	12%	7%	7%	6%	14%

	The Asia Pacific Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	15.33	%(C)	9.30%	27.40%	61.47%	7.28%	2.84%
Net Assets, End of Period (thousands)	$557,738		$395,923	$282,999	$156,765	$121,637	$130,554
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.27%	0.32%	0.31%	0.32%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.63	%(B)	4.33%	3.82%	3.35%	3.77%	3.69%
Portfolio Turnover Rate	8	%(C)	10%	11%	15%	26%	10%
	The Continental Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	28.52	%(C)	18.97%	36.57%	52.86%	3.22%	(5.43)%
Net Assets, End of Period (thousands)	$1,498,127		$981,938	$654,644	$448,407	$263,068	$210,337
Ratio of Expenses to Average Net Assets	0.16	%(B)	0.24%	0.26%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.37	%(B)	2.16%	2.09%	2.49%	2.22%	2.73%
Portfolio Turnover Rate	4	%(C)	18%	9%	11%	12%	12%

See accompanying Notes to Financial Statements.

61

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which eight are included in this section of the report (collectively, the "Series").

Domestic Equity Portfolios	International Equity Portfolios
The U.S. Large Company Series	The DFA International Value Series
The U.S. Large Cap Value Series	The Japanese Small Company Series
The U.S. Small Cap Series	The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions

62

and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by The U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period.

63

Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Series	0.03%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid by the Trust under this arrangement were $52 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement on Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$86

The U.S. Large Cap Value Series	124

The U.S. Small Cap Series	62

The DFA International Value Series	101

The Japanese Small Company Series	26

The Asia Pacific Small Company Series	9

The United Kingdom Small Company Series	15

The Continental Small Company Series	24

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
The U.S. Large Company Series	$209,200	$103,878
The U.S. Large Cap Value Series	1,301,652	542,855
The U.S. Small Cap Series	452,012	304,764
The DFA International Value Series	913,446	178,452
The Japanese Small Company Series	238,983	71,753
The Asia Pacific Small Company Series	139,757	38,524
The United Kingdom Small Company Series	165,030	24,979
The Continental Small Company Series	289,412	49,797

There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2006.

64

F.  Federal Income Taxes:

It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, and The DFA International Value Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series, are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The U.S. Small Cap Series	$47,051	$632	$(47,683)
The DFA International Value Series	—	(2,786)	2,786

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The U.S. Large Cap Value Series
2005	$79,209	$3,972	$83,181
2004	33,641	—	33,641
The U.S. Small Cap Series
2005	47,758	94,497	142,255
2004	10,754	—	10,754
The DFA International Value Series
2005	114,177	104,987	219,164
2004	44,310	—	44,310

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$23,861	$185,837	$209,698
The U.S. Small Cap Series	35,450	152,778	188,228
The DFA International Value Series	27,212	114,521	141,733

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For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series' had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' Investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. For Partnership masters, these amounts are allocated to their respective feeders. During the year ended November 30, 2005, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes and allocated to their respective feeders, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$14,810	$18,494
The Japanese Small Company Series	3,748	1,344
The Asia Pacific Small Company Series	1,229	1,634
The United Kingdom Small Company Series	2,166	33
The Continental Small Company Series	835	4,008

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,172,880	$1,357,351	$(375,729)	$981,622
The U.S. Large Cap Value Series	6,527,400	1,612,460	(268,122)	1,344,338
The U.S. Small Cap Series	3,200,907	772,665	(316,255)	456,410
The DFA International Value Series	5,717,470	1,693,922	(57,881)	1,636,041
The Japanese Small Company Series	1,624,975	309,792	(108,486)	201,306
The Asia Pacific Small Company Series	636,948	133,682	(72,465)	61,217
The United Kingdom Small Company Series	670,763	279,422	(41,871)	237,551
The Continental Small Company Series	1,473,812	553,293	(31,620)	521,673

G.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Number of Shares Authorized
The U.S. Large Cap Value Series	$5,405,344	$31,294	$284,841	—	$1,344,338	—	$7,065,817	Unlimited
The U.S. Small Cap Series	2,656,532	8,583	122,218	—	458,781	—	3,246,114	Unlimited
The DFA International Value Series	4,113,077	83,876	76,348	$305	1,636,329	$534	5,910,469	Unlimited

66

H.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts: During the six months ended May 31, 2006, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At May 31, 2006, The U.S. Large Company Series had the following outstanding futures contracts (dollar amounts in thousands):

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain/(Loss)
S&P 500® Index	June 16, 2006	195	$62,015	$(762)

Large Company had approximately $3,071 of cash segregated as collateral for the open futures contracts and has been accounted for on the Statements of Assets and Liabilities.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company could lose more than the initial margin requirements.

I.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time.

67

For the six months ended May 31, 2006, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	5.00%	$9,389	1	$1	$9,389
The DFA International Value Series	5.70%	2,509	2	1	3,791
The United Kingdom Small Company Series	5.43%	332	3	—	885
The Continental Small Company Series	5.49%	733	6	1	2,343

There were no outstanding borrowings by the Series under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

J.  Securities Lending:

As of May 31, 2006, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

68

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

69

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DFA053106-013S

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through smart trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's advanced portfolio design and trading infrastructure.

A look through our semi-annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$101 Billion in Assets Under Management Worldwide as of May 31, 2006

Core Equity	Small Cap	Value	Tax-Managed	Fixed Income
US Core Equity	US Micro Cap	US Small Cap Value	US Small Cap	One-Year
International Core Equity	US Small Cap	US Large Cap Value	US Small Cap Value	Two-Year Global
Emerging Markets Core Equity	International Small Cap	International Small Cap Value	US Equity	Five-Year Government
	Emerging Markets Small Cap	International Value	US Marketwide Value	Five-Year Global
		Emerging Markets Value	International Value	Intermediate Government
				Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

i

Table of Contents

Continued

Page
Dimensional Investment Group Inc. — DFA International Value Portfolio

Disclosure of Fund Expenses	97

Disclosure of Portfolio Holdings	98

Statement of Assets and Liabilities	99

Statement of Operations	100

Statements of Changes in Net Assets	101

Financial Highlights	102

Notes to Financial Statements	103

The DFA Investment Trust Company

Disclosure of Fund Expenses	107

Disclosure of Portfolio Holdings	110

Schedules of Investments/Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	112

The Enhanced U.S. Large Company Series	114

The U.S. Large Cap Value Series	116

The U.S. Small XM Value Series	118

The U.S. Small Cap Value Series	120

The U.S. Small Cap Series	123

The U.S. Micro Cap Series	126

The DFA International Value Series	128

The Japanese Small Company Series	132

The Asia Pacific Small Company Series	134

The United Kingdom Small Company Series	136

The Continental Small Company Series	138

The Emerging Markets Series	141

The Emerging Markets Small Cap Series	144

The DFA One-Year Fixed Income Series	147

The DFA Two-Year Global Fixed Income Series	149

Statements of Assets and Liabilities	151

Statements of Operations	155

Statements of Changes in Net Assets	159

Financial Highlights	163

Notes to Financial Statements	170

Voting Proxies on Fund Portfolio Securities	181

Board Approval of Investment Advisory Agreements	182

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FNMA  Federal National Mortgage Association

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TIPS  Treasury Inflation-Protected Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, Restricted Securities, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2006.

(y)  The rate shown is the effective yield.

(c)  Face Amount Denominated in Canadian Dollars.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

(u)  Face Amount Denominated in U.S. Dollars.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission.

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

U. S. Large Company Portfolio **	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,025.70	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76
Enhanced U.S. Large Company Portfolio **
Actual Fund Return	$1,000.00	$1,021.10	0.26%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.26%	$1.31

U.S. Large Cap Value Portfolio **	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,073.10	0.28%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.28%	$1.41
U.S. Small XM Value Portfolio **
Actual Fund Return	$1,000.00	$1,093.10	0.46%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.64	0.46%	$2.32
U.S. Small Cap Value Portfolio **
Actual Fund Return	$1,000.00	$1,114.60	0.53%	$2.79
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,041.20	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,052.20	0.26%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.26%	$1.31
U.S. Vector Equity Portfolio
Actual Fund Return ***	$1,000.00	$1,086.50	0.36%	$1.57
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.36%	$1.82
U.S. Small Cap Portfolio **
Actual Fund Return	$1,000.00	$1,076.40	0.38%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.38%	$1.92
U.S. Micro Cap Portfolio **
Actual Fund Return	$1,000.00	$1,074.00	0.53%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,077.40	0.33%	$1.71
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.33%	$1.66
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,159.20	0.30%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.30%	$1.51
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,175.90	0.49%	$2.66
Hypothetical 5% Annual Return	$1,000.00	$1,022.49	0.49%	$2.47

International Small Company Portfolio ****	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,178.70	0.56%	$3.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.14	0.56%	$2.82
Japanese Small Company Portfolio **
Actual Fund Return	$1,000.00	$1,078.20	0.61%	$3.16
Hypothetical 5% Annual Return	$1,000.00	$1,021.89	0.61%	$3.07
Asia Pacific Small Company Portfolio **
Actual Fund Return	$1,000.00	$1,150.80	0.65%	$3.49
Hypothetical 5% Annual Return	$1,000.00	$1,021.69	0.65%	$3.28
United Kingdom Small Company Portfolio **
Actual Fund Return	$1,000.00	$1,191.70	0.60%	$3.28
Hypothetical 5% Annual Return	$1,000.00	$1,021.94	0.60%	$3.02
Continental Small Company Portfolio **
Actual Fund Return	$1,000.00	$1,281.70	0.63%	$3.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.79	0.63%	$3.18
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,189.20	0.70%	$3.82
Hypothetical 5% Annual Return	$1,000.00	$1,021.44	0.70%	$3.53
Emerging Markets Portfolio **
Actual Fund Return	$1,000.00	$1,096.60	0.62%	$3.24
Hypothetical 5% Annual Return	$1,000.00	$1,021.84	0.62%	$3.13
Emerging Markets Small Cap Portfolio **
Actual Fund Return	$1,000.00	$1,163.00	0.82%	$4.42
Hypothetical 5% Annual Return	$1,000.00	$1,020.84	0.82%	$4.13
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,118.50	0.81%	$4.28
Hypothetical 5% Annual Return	$1,000.00	$1,020.89	0.81%	$4.08
DFA One-Year Fixed Income Portfolio **
Actual Fund Return	$1,000.00	$1,020.10	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.18%	$0.91
DFA Two-Year Global Fixed Income Portfolio **
Actual Fund Return	$1,000.00	$1,018.40	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96

DFA Five-Year Government Portfolio	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,017.10	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,009.50	0.29%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.29%	$1.46
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$995.40	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,011.60	0.28%	$1.40
Hypothetical 5% Return	$1,000.00	$1,023.54	0.28%	$1.41

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  Portfolio commenced operations December 30, 2005. The "Ending Account Value" is derived from the Portfolio's actual return since inception. Expenses are equal to the Portfolio's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (153), then divided by the number of days in the year (365) to reflect the six-month period.

****  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small XM Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Core Equity 1 Portfolio	13.8%	7.5%	8.2%	22.4%	11.3%	11.9%	14.6%
U.S. Core Equity 2 Portfolio	14.6%	6.2%	8.5%	25.3%	10.0%	11.9%	13.2%
U.S. Vector Equity Portfolio	16.4%	4.7%	7.5%	25.7%	9.1%	12.3%	14.6%
DFA Real Estate Securities Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Large Cap International Portfolio	12.0%	7.9%	8.7%	27.7%	7.3%	10.8%	5.5%
International Core Equity Portfolio	16.1%	7.0%	5.5%	29.0%	4.5%	15.3%	5.7%
DFA International Small Cap Value	18.8%	6.6%	2.7%	23.6%	2.2%	24.7%	6.4%
Emerging Core Equity Portfolio	10.1%	8.3%	5.4%	20.0%	3.5%	11.5%	10.8%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Core Equity 1 Portfolio	4.3%	0.2%	2.7%	3.1%	0.0%	100.0%
U.S. Core Equity 2 Portfolio	5.1%	0.2%	3.0%	2.0%	0.0%	100.0%
U.S. Vector Equity Portfolio	5.2%	0.4%	3.1%	1.0%	0.0%	100.0%
DFA Real Estate Securities Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Large Cap International Portfolio	8.6%	0.0%	6.3%	4.9%	0.3%	100.0%
International Core Equity Portfolio	11.1%	0.0%	2.1%	3.0%	0.7%	100.0%
DFA International Small Cap Value	13.9%	0.0%	0.6%	0.4%	0.1%	100.0%
Emerging Core Equity Portfolio	18.1%	0.0%	8.3%	2.9%	1.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
DFA Five-Year Government Fixed Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%
DFA Five-Year Global Fixed Income Portfolio	6.5%	8.0%	26.6%	51.0%	0.0%
DFA Intermediate Government Fixed Income Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%
DFA Short-Term Municipal Bond Portfolio	0.0%	0.0%	0.0%	0.0%	29.4%

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Five-Year Government Fixed Portfolio	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Five-Year Global Fixed Income Portfolio	0.0%	0.0%	0.0%	7.9%	100.0%
DFA Intermediate Government Fixed Income Portfolio	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Short-Term Municipal Bond Portfolio	13.3%	14.6%	42.7%	0.0%	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

U.S. LARGE COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,425,991,076
TOTAL INVESTMENTS (Cost $1,996,202,224)	$2,425,991,076

ENHANCED U.S. LARGE COMPANY PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	35,830,517	$328,924,146
TOTAL INVESTMENTS (Cost $291,619,444)		$328,924,146

U.S. LARGE CAP VALUE PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	229,911,850	$4,959,198,605
TOTAL INVESTMENTS (Cost $3,759,989,923)		$4,959,198,605

U.S. SMALL XM VALUE PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small XM Value Series of The DFA Investment Trust Company	15,520,702	$191,059,842
TOTAL INVESTMENTS (Cost $153,391,164)		$191,059,842

U.S. SMALL CAP VALUE PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	323,191,414	$7,737,202,451
TOTAL INVESTMENTS (Cost $5,407,695,419)		$7,737,202,451

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.6%)
Consumer Discretionary — (12.6%)
* Comcast Corp. Class A	33,130	$1,064,467	0.3%
Disney (Walt) Co.	45,000	1,372,500	0.4%
Home Depot, Inc.	36,700	1,399,004	0.4%
News Corp. Class A	53,400	1,018,338	0.3%
Time Warner, Inc.	105,740	1,819,785	0.5%
Other Securities		47,639,139	11.9%
Total Consumer Discretionary		54,313,233	13.8%
Consumer Staples — (6.9%)
Altria Group, Inc.	36,540	2,643,669	0.7%
Coca-Cola Co.	41,040	1,806,991	0.5%
PepsiCo, Inc.	28,830	1,743,062	0.4%
Procter & Gamble Co.	79,660	4,321,555	1.1%
# Wal-Mart Stores, Inc.	67,300	3,260,685	0.8%
Other Securities		15,907,761	4.0%
Total Consumer Staples		29,683,723	7.5%
Energy — (7.5%)
Chevron Corp.	54,260	3,244,205	0.8%
ConocoPhillips	40,103	2,538,119	0.7%
Exxon Mobil Corp.	106,470	6,485,088	1.7%
Other Securities		20,087,776	5.0%
Total Energy		32,355,188	8.2%
Financials — (20.5%)
# American Express Co.	21,530	1,170,371	0.3%
American International Group, Inc.	63,040	3,832,832	1.0%
Bank of America Corp.	111,500	5,396,600	1.4%
Citigroup, Inc.	121,420	5,986,006	1.5%
Fannie Mae	23,310	1,159,672	0.3%
Freddie Mac	16,670	1,000,867	0.3%
JPMorgan Chase & Co.	84,250	3,592,420	0.9%
Merrill Lynch & Co., Inc.	22,550	1,632,845	0.4%
Morgan Stanley	25,760	1,535,811	0.4%
The Goldman Sachs Group, Inc.	7,400	1,117,030	0.3%
Wachovia Corp.	38,870	2,079,545	0.5%
Washington Mutual, Inc.	23,300	1,069,703	0.3%
Wells Fargo & Co.	27,700	1,838,449	0.5%
Other Securities		56,515,734	14.2%
Total Financials		87,927,885	22.3%
Health Care — (10.3%)
Abbott Laboratories	26,800	1,144,360	0.3%
Eli Lilly & Co.	19,320	997,685	0.3%
* Genentech, Inc.	17,910	1,485,814	0.4%
Johnson & Johnson	35,560	2,141,423	0.6%
Merck & Co., Inc.	38,090	1,268,016	0.3%
Pfizer, Inc.	179,500	4,246,970	1.1%
UnitedHealth Group, Inc.	22,410	985,144	0.3%
* WellPoint, Inc.	15,479	1,107,987	0.3%
Wyeth	23,420	1,071,231	0.3%
Other Securities		29,987,018	7.4%
Total Health Care		44,435,648	11.3%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
3M Co.	12,560	$1,050,770	0.3%
Boeing Co.	13,860	1,153,845	0.3%
General Electric Co.	181,342	6,212,777	1.6%
United Technologies Corp.	17,550	1,097,226	0.3%
Other Securities		37,481,484	9.4%
Total Industrials		46,996,102	11.9%
Information Technology — (13.4%)
*# Cisco Sytems, Inc.	106,900	2,103,792	0.6%
Hewlett-Packard Co.	69,000	2,234,220	0.6%
Intel Corp.	82,500	1,486,650	0.4%
International Business Machines Corp.	27,000	2,157,300	0.6%
Microsoft Corp.	172,900	3,916,185	1.0%
* Oracle Corp.	92,700	1,318,194	0.4%
Qualcomm, Inc.	28,800	1,302,048	0.3%
Other Securities		42,883,655	10.7%
Total Information Technology		57,402,044	14.6%
Materials — (4.0%)
Total Materials		17,046,116	4.3%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		804,315	0.2%
Telecommunication Services — (2.5%)
AT&T, Inc.	94,280	2,456,937	0.6%
BellSouth Corp.	28,600	965,822	0.3%
Sprint Nextel Corp.	67,000	1,421,070	0.4%
Verizon Communications, Inc.	71,210	2,222,464	0.6%
Other Securities		3,544,444	0.8%
Total Telecommunication Services		10,610,737	2.7%
Utilities — (2.8%)
Total Utilities		12,110,112	3.1%
TOTAL COMMON STOCKS		393,685,103	99.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.4%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $14,270,000 FNMA 4.554%(r), 08/01/35, valued at $11,044,513) to be repurchased at $10,723,429	$10,722	10,721,931	2.7%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $33,563,059 FHLMC 5.500%, 11/01/34 & 4.500%, 08/01/35, valued at $24,531,994) to be repurchased at $23,708,685	23,705	23,705,366	6.0%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,412,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,602,620) to be repurchased at $1,578,213	1,578	1,578,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		36,005,297	9.1%
TOTAL INVESTMENTS — (100.0%) (Cost $426,585,289)		$429,690,400	109.0%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (13.3%)
* Comcast Corp. Class A	52,732	$1,694,279	0.3%
Disney (Walt) Co.	71,612	2,184,166	0.4%
Home Depot, Inc.	37,500	1,429,500	0.3%
News Corp. Class A	84,700	1,615,229	0.3%
Time Warner, Inc.	151,120	2,600,775	0.5%
Other Securities		68,209,891	12.7%
Total Consumer Discretionary		77,733,840	14.5%
Consumer Staples — (5.7%)
Altria Group, Inc.	40,300	2,915,705	0.6%
Procter & Gamble Co.	127,188	6,899,949	1.3%
# Wal-Mart Stores, Inc.	45,200	2,189,940	0.4%
Other Securities		21,156,871	3.9%
Total Consumer Staples		33,162,465	6.2%
Energy — (7.8%)
Chevron Corp.	86,024	5,143,375	1.0%
ConocoPhillips	63,751	4,034,801	0.8%
Exxon Mobil Corp.	117,684	7,168,132	1.3%
Marathon Oil Corp.	14,144	1,061,507	0.2%
Occidental Petroleum Corp.	16,630	1,647,867	0.3%
Valero Energy Corp.	23,968	1,470,437	0.3%
Other Securities		24,869,723	4.5%
Total Energy		45,395,842	8.4%
Financials — (23.2%)
Allstate Corp.	24,900	1,369,749	0.3%
American International Group, Inc.	100,280	6,097,024	1.1%
Bank of America Corp.	176,620	8,548,408	1.6%
Citigroup, Inc.	192,432	9,486,898	1.8%
Fannie Mae	36,792	1,830,402	0.4%
Freddie Mac	26,660	1,600,666	0.3%
Hartford Financial Services Group, Inc.	11,744	1,032,767	0.2%
JPMorgan Chase & Co.	134,144	5,719,900	1.1%
Lehman Brothers Holdings, Inc.	20,426	1,360,576	0.3%
Merrill Lynch & Co., Inc.	36,027	2,608,715	0.5%
MetLife, Inc.	29,260	1,506,012	0.3%
Morgan Stanley	40,764	2,430,350	0.5%
Prudential Financial, Inc.	19,116	1,455,683	0.3%
SunTrust Banks, Inc.	14,044	1,063,271	0.2%
The Goldman Sachs Group, Inc.	16,400	2,475,580	0.5%
The St. Paul Travelers Companies, Inc.	24,160	1,063,523	0.2%
U.S. Bancorp	34,300	1,058,841	0.2%
Wachovia Corp.	62,048	3,319,568	0.6%
Washington Mutual, Inc.	37,076	1,702,159	0.3%
Wells Fargo & Co.	32,300	2,143,751	0.4%
Other Securities		77,522,924	14.1%
Total Financials		135,396,767	25.2%
Health Care — (9.2%)
Johnson & Johnson	18,500	1,114,070	0.2%
Pfizer, Inc.	284,432	6,729,661	1.3%
* WellPoint, Inc.	24,051	1,721,571	0.3%
Other Securities		43,962,722	8.2%
Total Health Care		53,528,024	10.0%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
General Electric Co.	200,236	$6,860,085	1.3%
Other Securities		56,966,804	10.6%
Total Industrials		63,826,889	11.9%
Information Technology — (12.1%)
* EMC Corp.	88,400	1,131,520	0.2%
Hewlett-Packard Co.	109,300	3,539,134	0.7%
Intel Corp.	69,300	1,248,786	0.3%
International Business Machines Corp.	17,444	1,393,776	0.3%
Microsoft Corp.	80,724	1,828,399	0.4%
Other Securities		61,189,234	11.2%
Total Information Technology		70,330,849	13.1%
Materials — (4.7%)
Alcoa, Inc.	33,560	1,064,523	0.2%
Dow Chemical Co.	35,688	1,422,881	0.3%
DuPont (E.I.) de Nemours & Co., Inc.	25,300	1,076,009	0.2%
Other Securities		23,541,471	4.3%
Total Materials		27,104,884	5.0%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		1,082,096	0.2%
Telecommunication Services — (2.8%)
AT&T, Inc.	150,132	3,912,440	0.7%
BellSouth Corp.	50,600	1,708,762	0.3%
Sprint Nextel Corp.	110,300	2,339,463	0.5%
Verizon Communications, Inc.	113,256	3,534,720	0.7%
Other Securities		4,792,930	0.8%
Total Telecommunication Services		16,288,315	3.0%
Utilities — (1.8%)
Total Utilities		10,681,537	2.0%
TOTAL COMMON STOCKS		534,531,508	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.3%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $23,880,000 FNMA 4.554%(r), 08/01/35, valued at $18,482,338) to be repurchased at $17,944,721	$17,942	17,942,214	3.3%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $50,689,253 FNMA 5.500%, 02/01/18 & 5.000%, 10/01/33, valued at $29,685,627) to be repurchased at $23,696,398	23,693	23,693,081	4.4%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,162,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,993,870) to be repurchased at $6,890,932	6,890	6,890,000	1.3%
TOTAL TEMPORARY CASH INVESTMENTS		48,525,295	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $571,936,075)		$583,056,803	108.5%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (93.1%)
Consumer Discretionary — (15.3%)
* Comcast Corp. Class A	13,900	$446,607	0.3%
Disney (Walt) Co.	14,600	445,300	0.3%
# Foot Locker, Inc.	11,200	270,592	0.2%
* IAC/InterActiveCorp	12,200	315,126	0.2%
News Corp. Class A	25,000	476,750	0.3%
Time Warner, Inc.	51,000	877,710	0.5%
* Univision Communications, Inc. Class A	10,000	359,500	0.2%
Other Securities		23,760,921	14.3%
Total Consumer Discretionary		26,952,506	16.3%
Consumer Staples — (4.3%)
Altria Group, Inc.	6,000	434,100	0.3%
Procter & Gamble Co.	19,800	1,074,150	0.7%
Other Securities		6,164,183	3.7%
Total Consumer Staples		7,672,433	4.7%
Energy — (7.0%)
Chesapeake Energy Corp.	9,100	278,369	0.2%
Chevron Corp.	22,700	1,357,233	0.8%
ConocoPhillips	16,800	1,063,272	0.7%
Exxon Mobil Corp.	17,000	1,035,470	0.6%
Other Securities		8,636,847	5.2%
Total Energy		12,371,191	7.5%
Financials — (23.9%)
AMBAC Financial Group, Inc.	4,500	360,675	0.2%
American International Group, Inc.	29,500	1,793,600	1.1%
Bank of America Corp.	28,000	1,355,200	0.8%
# Capital One Financial Corp.	3,500	289,695	0.2%
Cincinnati Financial Corp.	7,106	325,739	0.2%
CIT Group, Inc.	8,400	431,760	0.3%
Citigroup, Inc.	29,300	1,444,490	0.9%
* CNA Financial Corp.	10,400	338,832	0.2%
Fannie Mae	5,800	288,550	0.2%
Freddie Mac	7,650	459,306	0.3%
Hartford Financial Services Group, Inc.	3,100	272,614	0.2%
Hudson City Bancorp, Inc.	24,600	336,774	0.2%
JPMorgan Chase & Co.	39,300	1,675,752	1.0%
MBIA, Inc.	5,600	319,928	0.2%
Merrill Lynch & Co., Inc.	5,700	412,737	0.3%
MetLife, Inc.	8,400	432,348	0.3%
Morgan Stanley	6,300	375,606	0.2%
Prudential Financial, Inc.	5,600	426,440	0.3%
SAFECO Corp.	5,000	276,850	0.2%
SunTrust Banks, Inc.	4,000	302,840	0.2%
TD Banknorth, Inc.	9,824	281,359	0.2%
The Goldman Sachs Group, Inc.	2,000	301,900	0.2%
The St. Paul Travelers Companies, Inc.	7,700	338,954	0.2%
Wachovia Corp.	8,900	476,150	0.3%
Washington Mutual, Inc.	11,300	518,783	0.3%
Wells Fargo & Co.	4,500	298,665	0.2%
Other Securities		28,095,499	16.6%
Total Financials		42,231,046	25.5%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (8.4%)
Pfizer, Inc.	42,100	$996,086	0.6%
* WellPoint, Inc.	7,500	536,850	0.3%
Other Securities		13,376,471	8.1%
Total Health Care		14,909,407	9.0%
Industrials — (11.5%)
General Electric Co.	28,900	990,114	0.6%
Other Securities		19,226,230	11.6%
Total Industrials		20,216,344	12.2%
Information Technology — (13.6%)
* Computer Sciences Corp.	7,000	393,750	0.3%
Hewlett-Packard Co.	17,000	550,460	0.4%
* Integrated Device Technology, Inc.	18,700	268,158	0.2%
* Micron Technology, Inc.	25,600	423,936	0.3%
Other Securities		22,321,634	13.3%
Total Information Technology		23,957,938	14.5%
Materials — (4.8%)
Total Materials		8,487,351	5.1%
Other — (0.0%)
Total Other		7,070	0.0%
Real Estate Investment Trusts — (0.4%)
Total Real Estate Investment Trusts		680,951	0.4%
Telecommunication Services — (2.9%)
AT&T, Inc.	44,100	1,149,246	0.7%
BellSouth Corp.	13,600	459,272	0.3%
Sprint Nextel Corp.	29,000	615,090	0.4%
Verizon Communications, Inc.	33,100	1,033,051	0.6%
Other Securities		1,930,735	1.1%
Total Telecommunication Services		5,187,394	3.1%
Utilities — (1.0%)
Total Utilities		1,704,819	1.0%
TOTAL COMMON STOCKS		164,378,450	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.9%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $4,510,000 FNMA 4.554%(r), 08/01/35, valued at $3,490,592) to be repurchased at $3,387,046	$3,387	3,386,573	2.1%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $8,946,312 FNMA 5.360%, 05/01/07, valued at $7,890,487) to be repurchased at $7,627,030	7,626	7,625,962	4.6%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,036,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,175,860) to be repurchased at $1,158,157	1,158	1,158,000	0.7%
TOTAL TEMPORARY CASH INVESTMENTS		12,170,535	7.4%
TOTAL INVESTMENTS — (100.0%) (Cost $172,143,282)		$176,548,985	106.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

U.S. SMALL CAP PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	176,173,034	$2,961,468,702
TOTAL INVESTMENTS (Cost $2,367,570,287)		$2,961,468,702

U.S. MICRO CAP PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	385,475,044	$4,452,236,758
TOTAL INVESTMENTS (Cost $3,250,269,786)		$4,452,236,758

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.3%)
Real Estate Investment Trusts — (91.3%)
Alexandria Real Estate Equities, Inc.	168,600	$14,155,656	0.7%
AMB Property Corp.	648,000	32,030,640	1.5%
Apartment Investment & Management Co. Class A	714,600	30,906,450	1.5%
# Archstone-Smith Trust	1,564,655	75,651,069	3.6%
AvalonBay Communities, Inc.	550,100	58,475,630	2.8%
# Boston Properties, Inc.	827,500	70,047,875	3.3%
# Brandywine Realty Trust	667,753	19,378,192	0.9%
BRE Properties, Inc. Class A	380,600	19,844,484	0.9%
Camden Property Trust	385,800	27,546,120	1.3%
CarrAmerica Realty Corp.	406,000	17,997,980	0.8%
CBL & Associates Properties, Inc.	474,500	17,751,045	0.8%
# Colonial Properties Trust	334,856	14,968,063	0.7%
Crescent Real Estate Equities, Inc.	752,300	13,300,664	0.6%
Developers Diversified Realty Corp.	805,599	41,206,389	1.9%
Duke Realty Corp.	988,200	33,539,508	1.6%
Equity Office Properties Trust	2,882,663	97,001,610	4.6%
Equity One, Inc.	560,476	12,442,567	0.6%
# Equity Residential	2,133,550	94,089,555	4.4%
Essex Property Trust, Inc.	169,300	18,030,450	0.8%
# Federal Realty Investment Trust	392,300	26,825,474	1.3%
# First Industrial Realty Trust, Inc.	330,600	12,232,200	0.6%
General Growth Properties, Inc.	1,783,400	78,041,584	3.7%
Global Signal, Inc.	513,800	23,532,040	1.1%
# Heritage Property Investment Trust	353,700	12,386,574	0.6%
Highwood Properties, Inc.	399,800	12,393,800	0.6%
# Hospitality Properties Trust	532,200	22,442,874	1.1%
# Host Marriott Corp.	2,771,200	55,617,984	2.6%
HRPT Properties Trust	1,544,700	17,238,852	0.8%
Kilroy Realty Corp.	219,400	14,552,802	0.7%
# Kimco Realty Corp.	1,659,200	59,482,320	2.8%
Liberty Property Trust	647,200	27,557,776	1.3%
Macerich Co.	521,400	35,929,674	1.7%
# Mack-Cali Realty Corp.	461,100	19,771,968	0.9%
Mills Corp.	410,600	12,675,222	0.6%
New Plan Excel Realty Trust	762,000	17,990,820	0.8%
Pan Pacific Retail Properties, Inc.	297,631	19,724,006	0.9%
Post Properties, Inc.	306,800	13,131,040	0.6%
ProLogis	1,785,300	88,283,085	4.2%
# Public Storage, Inc.	943,900	67,658,752	3.2%
# Realty Income Corp.	646,000	14,108,640	0.7%
Reckson Associates Realty Corp.	606,101	23,298,522	1.1%
Regency Centers Corp.	499,300	30,761,873	1.5%
Shurgard Storage Centers, Inc. Class A	323,700	18,874,947	0.9%
Simon Property Group, Inc.	1,612,297	128,387,210	6.1%
# SL Green Realty Corp.	313,700	31,122,177	1.5%
Taubman Centers, Inc.	385,300	14,988,170	0.7%
# Trizec Properties, Inc.	1,146,200	27,038,858	1.3%
# United Dominion Realty Trust, Inc.	980,300	26,477,903	1.2%
# Vornado Realty Trust	1,031,200	92,694,568	4.4%
Weingarten Realty Investors	653,900	24,756,654	1.2%
Other Securities		325,662,534	15.4%
TOTAL COMMON STOCKS		2,104,004,850	99.4%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Value†	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$13,700	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.7%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $83,784,528 FNMA 7.129%(r), 08/01/35 & 5.088%(r), 09/01/44, valued at $58,570,339) to be repurchased at $56,870,677	$56,863	56,862,732	2.7%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $154,801,816 FHLMC 5.285%, 12/01/35 & FNMA 5.00%, maturities ranging from 12/01/20 to 05/01/35, valued at $128,109,547) to be repurchased at $123,844,603	123,827	123,827,267	5.8%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $18,807,000 FHLMC Notes 4.00%, 09/22/09. valued at $21,345,945) to be repurchased at $21,032,845	21,030	21,030,000	1.0%
TOTAL TEMPORARY CASH INVESTMENTS		201,719,999	9.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,658,703,005)		$2,305,738,549	108.9%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.9%)
COMMON STOCKS — (3.9%)
BHP Billiton, Ltd.	360,962	$7,855,908	0.6%
Other Securities		58,927,989	4.2%
TOTAL — AUSTRALIA		66,783,897	4.8%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		4,322,723	0.3%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		12,378,685	0.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6	0.0%
TOTAL — BELGIUM		12,378,691	0.9%
CANADA — (3.2%)
COMMON STOCKS — (3.2%)
Other Securities		54,466,197	3.9%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		9,948,732	0.7%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Nokia Oyj	422,721	9,065,847	0.7%
Other Securities		10,690,918	0.7%
TOTAL — FINLAND		19,756,765	1.4%
FRANCE — (7.5%)
COMMON STOCKS — (7.5%)
# AXA SA	169,056	5,883,248	0.4%
# BNP Paribas SA	100,729	9,397,755	0.7%
# L'Oreal SA	64,016	5,733,343	0.4%
# Sanofi - Aventis	111,839	10,552,732	0.8%
#* Societe Generale Paris	37,057	5,714,622	0.4%
#* Total SA	235,328	15,263,958	1.1%
Other Securities		76,035,295	5.4%
TOTAL COMMON STOCKS		128,580,953	9.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		208,822	0.0%
TOTAL — FRANCE		128,789,775	9.2%
GERMANY — (5.4%)
COMMON STOCKS — (5.4%)
Allianz AG	40,153	6,232,141	0.5%
#* Deutsche Bank AG	50,797	5,837,375	0.4%
Deutsche Telekom AG	354,516	5,756,905	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
E.ON AG	65,458	$7,582,524	0.5%
SAP AG	25,996	5,476,284	0.4%
Siemens AG	83,409	7,164,090	0.5%
Other Securities		53,965,639	3.9%
TOTAL — GERMANY		92,014,958	6.6%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		6,294,390	0.5%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		24,413,477	1.7%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		9,233,336	0.7%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
# Eni SpA	278,540	8,398,879	0.6%
# UniCredito Italiano SpA	827,045	6,303,622	0.5%
Other Securities		34,279,747	2.4%
TOTAL COMMON STOCKS		48,982,248	3.5%
PREFERRED STOCKS — (0.0%)
Other Securities		32,928	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,896	0.0%
TOTAL — ITALY		49,022,072	3.5%
JAPAN — (20.5%)
COMMON STOCKS — (20.5%)
Canon, Inc.	85,000	5,950,194	0.4%
Honda Motor Co., Ltd.	83,800	5,525,718	0.4%
Mitsubishi UFJ Financial Group, Inc.	854	11,740,617	0.9%
Mizuho Financial Group, Inc.	1,077	8,760,161	0.6%
Nippon Telegraph & Telephone Corp.	2,177	10,774,283	0.8%
Nissan Motor Co., Ltd.	437,600	5,297,216	0.4%
NTT DoCoMo, Inc.	6,017	9,782,075	0.7%
Sumitomo Mitsui Financial Group, Inc.	631	6,453,568	0.5%
Takeda Pharmaceutical Co., Ltd.	99,600	6,452,419	0.5%
Toyota Motor Credit Corp.	323,900	17,332,354	1.3%
Other Securities		262,022,914	18.6%
TOTAL — JAPAN		350,091,519	25.1%
NETHERLANDS — (3.4%)
COMMON STOCKS — (3.4%)
ABN AMRO Holding NV	189,858	5,245,060	0.4%
ING Groep NV	219,463	8,597,329	0.6%
# Royal Dutch Shell P.L.C. Series A	419,075	13,889,321	1.0%
Other Securities		30,698,827	2.2%
TOTAL — NETHERLANDS		58,430,537	4.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$1,843,825	0.1%
NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		9,283,371	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		3,916,308	0.3%
SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		10,083,669	0.7%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
Banco Santander Central Hispano SA	566,687	8,178,064	0.6%
Telefonica SA	405,073	6,630,880	0.5%
Other Securities		31,551,847	2.2%
TOTAL COMMON STOCKS		46,360,791	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		76,357	0.0%
TOTAL — SPAIN		46,437,148	3.3%
SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		29,457,939	2.1%
SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
Credit Suisse Group	134,647	7,787,341	0.6%
Nestle SA	42,089	12,564,948	0.9%
Novartis AG	239,486	13,280,765	1.0%
Roche Holding AG Genusschein	73,514	11,453,727	0.8%
UBS AG	109,815	12,444,263	0.9%
Other Securities		33,452,493	2.3%
TOTAL — SWITZERLAND		90,983,537	6.5%
UNITED KINGDOM — (18.2%)
COMMON STOCKS — (18.2%)
Anglo American P.L.C.	157,976	6,349,056	0.5%
AstraZeneca P.L.C.	170,638	9,020,068	0.7%
Barclays P.L.C	720,934	8,338,807	0.6%
BP P.L.C	2,255,040	26,581,740	1.9%
British American Tobacco P.L.C.	273,139	6,829,772	0.5%
GlaxoSmithKline P.L.C.	629,019	17,395,651	1.3%
HBOS P.L.C.	431,353	7,377,886	0.5%
HSBC Holdings P.L.C.	1,242,796	21,582,566	1.5%
Lloyds TSB Group P.L.C.	628,751	5,908,541	0.4%
Man Group P.L.C.	122,935	5,380,021	0.4%
Rio Tinto P.L.C.	114,511	6,354,053	0.5%
Royal Bank of Scotland Group P.L.C.	354,551	11,439,175	0.8%
Royal Dutch Shell P.L.C. Series B	300,124	10,351,114	0.7%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Vodafone Group P.L.C.	6,964,169	$16,032,327	1.2%
Other Securities		151,303,506	10.7%
TOTAL — UNITED KINGDOM		310,244,283	22.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (18.8%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $423,487,000 U.S. STRIPS 0.0%, 05/15/17; U.S. Treasury Bond 7.625%, 11/15/22; & U.S. Treasury Notes, rates ranging from 4.625% to 6.625%, maturities ranging from 05/15/07 to 05/15/09, valued at $322,515,095) to be repurchased at $316,233,995	$316,191	316,190,958	22.6%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $4,343,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,929,305) to be repurchased at $4,856,657	4,856	4,856,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		321,046,958	23.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,344,119,680)		$1,709,244,107	122.4%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.7%)
COMMON STOCKS — (3.7%)
Commonwealth Bank of Australia	34,295	$1,117,660	0.3%
Other Securities		15,749,918	3.8%
TOTAL COMMON STOCKS		16,867,578	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,676	0.0%
TOTAL — AUSTRALIA		16,869,254	4.1%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		2,504,977	0.6%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		3,459,653	0.8%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
EnCana Corp.	19,200	970,894	0.3%
Manulife Financial Corp.	36,500	1,205,842	0.3%
Toronto Dominion Bank	17,900	972,434	0.3%
Other Securities		23,279,097	5.6%
TOTAL — CANADA		26,428,267	6.5%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		4,011,700	1.0%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		6,161,883	1.5%
FRANCE — (6.4%)
COMMON STOCKS — (6.4%)
Axa ADR	39,300	1,365,675	0.4%
# BNP Paribas SA	27,686	2,583,032	0.6%
# Compagnie de Saint-Gobain	15,354	1,075,957	0.3%
* Sanofi - Aventis ADR	45,400	2,146,058	0.5%
# Schneider Electric SA	8,751	908,435	0.2%
#* Societe Generale Paris	8,153	1,257,288	0.3%
Total SA Sponsored ADR	18,400	1,199,864	0.3%
Other Securities		19,187,447	4.7%
TOTAL — FRANCE		29,723,756	7.3%
GERMANY — (5.3%)
COMMON STOCKS — (5.3%)
Allianz AG ADR	115,400	1,797,932	0.5%
Commerzbank AG	27,972	1,051,938	0.3%
DaimlerChrysler AG	19,224	1,010,451	0.3%
* Deutsche Bank AG ADR	8,100	928,746	0.2%
E.ON AG ADR	47,600	1,830,220	0.5%
Siemens AG ADR	19,000	1,635,520	0.4%
Other Securities		16,316,985	3.8%
TOTAL — GERMANY		24,571,792	6.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		$4,052,151	1.0%
HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		9,379,470	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		660	0.0%
TOTAL — HONG KONG		9,380,130	2.3%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
Allied Irish Banks P.L.C. ADR	26,100	1,250,712	0.3%
CRH P.L.C.	27,664	933,122	0.2%
Other Securities		3,594,431	0.9%
TOTAL — IRELAND		5,778,265	1.4%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		12,629,502	3.1%
JAPAN — (22.1%)
COMMON STOCKS — (22.1%)
Honda Motor Co., Ltd. ADR	30,500	1,007,415	0.3%
Sony Corp. ADR	29,200	1,318,964	0.3%
Toyota Motor Corp. ADR	27,400	2,942,212	0.7%
Other Securities		96,844,939	23.7%
TOTAL — JAPAN		102,113,530	25.0%
NETHERLANDS — (2.8%)
COMMON STOCKS — (2.8%)
ABN AMRO Holding NV ADR	54,700	1,514,096	0.4%
ING Groep NV ADR	60,100	2,356,521	0.6%
Koninklijke Philips Electronics NV ADR	43,600	1,378,196	0.4%
Other Securities		7,851,505	1.8%
TOTAL — NETHERLANDS		13,100,318	3.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		737,175	0.2%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		3,476,688	0.8%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,538,819	0.4%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		3,414,174	0.8%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (2.5%)
COMMON STOCKS — (2.5%)
Banco Santander Central Hispano SA	107,809	$1,555,830	0.4%
Banco Santander Central Hispano SA Sponsored ADR	98,800	1,427,660	0.4%
Other Securities		8,284,603	2.0%
TOTAL COMMON STOCKS		11,268,093	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,007	0.0%
TOTAL — SPAIN		11,278,100	2.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	75,300	909,564	0.2%
# Svenska Handelsbanken Series A	31,400	839,525	0.2%
Other Securities		9,095,853	2.3%
TOTAL COMMON STOCKS		10,844,942	2.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,005	0.0%
TOTAL — SWEDEN		10,846,947	2.7%
SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
Credit Suisse Group ADR	29,200	1,689,220	0.4%
Holcim, Ltd.	11,069	868,724	0.2%
Nestle SA	8,590	2,564,397	0.6%
Novartis AG ADR	24,300	1,348,164	0.4%
Roche Holding AG Genusschein	8,178	1,274,160	0.3%
# Swiss Reinsurance Co.	19,000	1,336,532	0.3%
UBS AG	15,746	1,784,341	0.5%
UBS AG ADR	10,900	1,234,098	0.3%
Zurich Financial SVCS AG	8,496	1,921,249	0.5%
Other Securities		12,020,918	2.9%
TOTAL COMMON STOCKS		26,041,803	6.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		495	0.0%
TOTAL — SWITZERLAND		26,042,298	6.4%
UNITED KINGDOM — (18.5%)
COMMON STOCKS — (18.5%)
Anglo American P.L.C.	35,477	1,425,821	0.4%
BAE Systems P.L.C.	157,651	1,126,900	0.3%
Barclays P.L.C. ADR	47,600	2,206,260	0.6%
BP P.L.C. ADR	65,500	4,630,850	1.1%
GlaxoSmithKline P.L.C. ADR	15,800	873,740	0.2%
HBOS P.L.C.	118,471	2,026,335	0.5%
HSBC Holdings P.L.C. ADR	77,000	6,715,940	1.7%
Lloyds TSB Group P.L.C. ADR	27,700	1,049,830	0.3%
Royal Bank of Scotland Group P.L.C.	98,332	3,172,567	0.8%
Royal Dutch Shell P.L.C. Series B	60,620	2,090,751	0.5%
Tesco P.L.C.	186,658	1,119,287	0.3%
Vodafone Group P.L.C. ADR	69,000	1,587,000	0.4%
Other Securities		57,554,998	13.8%
TOTAL COMMON STOCKS		85,580,279	20.9%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$402	0.0%
TOTAL — UNITED KINGDOM		85,580,681	20.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (12.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $55,818,000 U.S. Treasury Notes 3.500%, 11/15/06 & 3.125%, 05/15/07, valued at $55,400,924) to be repurchased at $54,321,266	$54,314	54,313,873	13.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $3,176,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,604,760) to be repurchased at $3,551,480	3,551	3,551,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		57,864,873	14.2%
TOTAL INVESTMENTS — (100.0%) (Cost $433,188,595)		$461,564,933	113.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

INTERNATIONAL SMALL COMPANY PORTFOLIO

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,359,449,061
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,153,049,360
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		843,324,449
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		479,764,920
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,826,934,528)		3,835,587,790
	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $2,021,000 FHLMC Notes 4.00%, 09/22/09 valued at $2,293,835) to be repurchased at $2,259,306 (Cost $2,259,000)	$2,259	2,259,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,829,193,528)		$3,837,846,790

JAPANESE SMALL COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$198,610,183
TOTAL INVESTMENTS (Cost $268,336,912)	$198,610,183

ASIA PACIFIC SMALL COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$56,576,073
TOTAL INVESTMENTS (Cost $74,482,329)	$56,576,073

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

UNITED KINGDOM SMALL COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$24,883,272
TOTAL INVESTMENTS (Cost $14,635,815)	$24,883,272

CONTINENTAL SMALL COMPANY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$72,945,936
TOTAL INVESTMENTS (Cost $45,046,675)	$72,945,936

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.6%)
COMMON STOCKS — (5.6%)
Adelaide Brighton, Ltd.	9,375,792	$17,725,955	0.3%
Downer EDI, Ltd.	2,829,535	18,077,368	0.3%
# Futuris Corp., Ltd.	11,161,498	18,514,207	0.4%
Other Securities		308,952,471	5.6%
TOTAL COMMON STOCKS		363,270,001	6.6%
PREFERRED STOCKS — (0.0%)
Other Securities		2,034,187	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		106,448	0.0%
TOTAL — AUSTRALIA		365,410,636	6.6%
AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
# Boehler-Uddeholm AG	83,224	17,315,704	0.3%
Other Securities		31,140,843	0.6%
TOTAL — AUSTRIA		48,456,547	0.9%
BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		74,192,211	1.4%
CANADA — (2.3%)
COMMON STOCKS — (2.3%)
* Algoma Steel, Inc.	845,620	25,848,412	0.5%
Other Securities		126,692,441	2.3%
TOTAL — CANADA		152,540,853	2.8%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		61,659,613	1.1%
FINLAND — (2.4%)
COMMON STOCKS — (2.4%)
# Huhtamaki Oyj	1,251,450	22,433,427	0.4%
Rautaruukki Oyj Series K	1,108,900	33,323,229	0.6%
Other Securities		101,038,227	1.8%
TOTAL — FINLAND		156,794,883	2.8%
FRANCE — (3.5%)
COMMON STOCKS — (3.5%)
*# Compagnie Generale de Geophysique SA	95,324	16,330,037	0.3%
# Nexans SA	308,278	23,872,043	0.4%
Other Securities		186,241,655	3.4%
TOTAL COMMON STOCKS		226,443,735	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,994	0.0%
TOTAL — FRANCE		226,457,729	4.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (3.9%)
COMMON STOCKS — (3.9%)
* Aareal Bank AG	402,876	$17,260,995	0.3%
# Bilfinger Berger AG	417,446	25,545,190	0.5%
* Salzgitter AG	276,231	24,075,874	0.5%
Other Securities		188,699,732	3.3%
TOTAL COMMON STOCKS		255,581,791	4.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,767	0.0%
TOTAL — GERMANY		255,600,558	4.6%
GREECE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		80,305,598	1.5%
HONG KONG — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		144,300,999	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		108,524	0.0%
TOTAL — HONG KONG		144,409,523	2.6%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		39,107,130	0.7%
ITALY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		118,932,612	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,015	0.0%
TOTAL — ITALY		118,940,627	2.2%
JAPAN — (24.2%)
COMMON STOCKS — (24.2%)
Hokuetsu Paper Mills, Ltd.	3,503,000	20,403,807	0.4%
# The Eighteenth Bank, Ltd.	2,898,000	16,041,536	0.3%
Other Securities		1,546,291,217	27.9%
TOTAL — JAPAN		1,582,736,560	28.6%
MALAYSIA — (0.0%)
PREFERRED STOCKS — (0.0%)
Other Securities		4,503	0.0%
NETHERLANDS — (2.3%)
COMMON STOCKS — (2.3%)
Buhrmann NV	1,304,396	20,261,104	0.4%
*# Hagemeyer NV	6,709,012	33,152,571	0.6%
# Oce NV	1,045,283	16,488,947	0.3%
Other Securities		81,563,661	1.4%
TOTAL — NETHERLANDS		151,466,283	2.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$22,007,345	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,967	0.0%
TOTAL — NEW ZEALAND		22,015,312	0.4%
NORWAY — (1.4%)
COMMON STOCKS — (1.4%)
*# Ocean Rig ASA	2,355,698	17,412,679	0.3%
Other Securities		73,911,391	1.4%
TOTAL — NORWAY		91,324,070	1.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		13,190,983	0.2%
SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		82,059,671	1.5%
SPAIN — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		66,835,481	1.2%
SWEDEN — (3.6%)
COMMON STOCKS — (3.6%)
# Boliden AB	2,968,050	57,482,383	1.1%
JM AB	301,800	20,671,921	0.4%
# Kungsleden AB	1,871,100	19,860,973	0.4%
# Trelleborg AB Series B	964,000	19,678,598	0.4%
Other Securities		118,723,749	2.0%
TOTAL COMMON STOCKS		236,417,624	4.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		336,122	0.0%
TOTAL — SWEDEN		236,753,746	4.3%
SWITZERLAND — (4.3%)
COMMON STOCKS — (4.3%)
Baloise-Holding AG	316,202	23,526,633	0.4%
Converium Holding AG	2,307,873	27,497,405	0.5%
* PSP Swiss Property AG	588,827	30,220,976	0.6%
Other Securities		200,028,379	3.6%
TOTAL COMMON STOCKS		281,273,393	5.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,079	0.0%
TOTAL — SWITZERLAND		281,284,472	5.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (18.4%)
COMMON STOCKS — (18.4%)
Aga Food Service Group P.L.C.	2,647,982	$18,827,315	0.4%
Bellway P.L.C.	1,861,474	39,272,919	0.7%
Bodycote International P.L.C.	6,446,097	32,034,474	0.6%
Bovis Homes Group P.L.C.	1,957,610	30,051,671	0.6%
Brit Insurance Holdings P.L.C.	5,782,013	28,216,596	0.5%
Brixton P.L.C.	3,073,387	27,675,774	0.5%
Capital & Regional P.L.C.	1,412,913	25,593,375	0.5%
De Vere Group P.L.C.	1,251,006	19,170,516	0.4%
Derwent Valley Holdings P.L.C.	1,077,248	29,612,047	0.5%
DS Smith P.L.C.	8,448,329	24,116,009	0.4%
Great Portland Estates P.L.C.	3,415,721	29,900,695	0.6%
Greene King P.L.C.	2,436,932	34,503,800	0.6%
* Henderson Group P.L.C.	18,519,470	26,668,094	0.5%
Hiscox P.L.C.	7,802,632	31,131,559	0.6%
London Merchant Securities P.L.C.	6,208,682	29,131,307	0.5%
Luminar P.L.C.	1,747,784	17,158,243	0.3%
McAlpine (Alfred) P.L.C.	1,881,402	16,044,939	0.3%
McCarthy & Stone P.L.C.	1,296,922	18,594,990	0.3%
# MFI Furniture Group P.L.C.	8,429,924	18,189,581	0.3%
Redrow P.L.C.	1,983,269	17,434,201	0.3%
Shaftesbury P.L.C.	2,925,593	27,079,527	0.5%
Unite Group P.L.C.	2,757,691	19,468,601	0.4%
Wetherspoon (J.D.) P.L.C.	2,238,482	16,539,468	0.3%
Wolverhampton & Dudley Breweries P.L.C.	1,180,999	27,878,630	0.5%
Workspace Group P.L.C.	4,292,012	24,430,868	0.5%
Other Securities		573,114,386	10.1%
TOTAL COMMON STOCKS		1,201,839,585	21.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		180,543	0.0%
TOTAL — UNITED KINGDOM		1,202,020,128	21.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (16.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $408,079,000 U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bonds, rates ranging from 7.250% to 11.250%, maturities ranging from 02/15/15 to 08/15/22; & U.S. Treasury Notes 3.375%, 09/15/09 & 4.250%, 11/30/07, valued at $487,089,107) to be repurchased at $477,602,540	$477,538	477,537,542	8.6%
@ Repurchase Agreement, Goldman Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $156,188,095 FHLMC 4.75%, 01/19/16 & FNMA 5.125%, 01/02/14, valued at $153,021,293) to be repurchased at $150,020,875	150,000	150,000,000	2.7%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $762,354,397 U.S. STRIPS, rates ranging from 0% to 7.500%, maturities ranging from 05/15/08 to 11/15/27, valued at $459,000,000) to be repurchased at $450,061,500	450,000	450,000,000	8.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $7,131,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,093,685) to be repurchased at $7,974,079	7,973	7,973,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		1,085,510,542	19.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,055,174,504)		$6,539,077,659	118.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

EMERGING MARKETS PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,048,110,713
TOTAL INVESTMENTS (Cost $1,271,061,635)	$2,048,110,713

EMERGING MARKETS SMALL CAP PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$663,572,252
TOTAL INVESTMENTS (Cost $519,919,832)	$663,572,252

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.1%)
COMMON STOCKS — (1.4%)
Companhia Vale do Rio Doce ADR	82,300	$3,834,357	0.8%
Other Securities		2,519,644	0.6%
TOTAL COMMON STOCKS		6,354,001	1.4%
PREFERRED STOCKS — (10.7%)
Banco Bradesco SA ADR	116,600	3,562,130	0.8%
Banco Itau Holding Financeira SA ADR	113,200	3,015,648	0.7%
Companhia Siderurgica Nacional SA ADR	76,900	2,282,392	0.5%
Companhia Vale do Rio Doce ADR	47,000	1,833,470	0.4%
Companhia Vale do Rio Doce Series A	118,764	2,285,918	0.5%
Gerdau SA ADR	139,150	1,989,845	0.4%
Investimentos Itau SA	594,000	2,257,842	0.5%
Metalurgica Gerdau SA	92,650	1,586,569	0.4%
Unibanco-Uniao de Bancos Brasileiros SA ADR	78,347	5,000,889	1.1%
Usinas Siderurgicas de Minas Gerais SA Series A	77,500	2,505,470	0.6%
Other Securities		22,493,781	4.7%
TOTAL PREFERRED STOCKS		48,813,954	10.6%
TOTAL — BRAZIL		55,167,955	12.0%
CHILE — (3.2%)
COMMON STOCKS — (3.2%)
Empresas CMPC SA	70,209	1,843,447	0.4%
Empresas Copec SA	196,918	1,757,933	0.4%
Other Securities		11,048,793	2.4%
TOTAL — CHILE		14,650,173	3.2%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
* Cesky Telecom A.S.	71,045	1,475,043	0.3%
CEZ A.S.	60,000	1,897,548	0.4%
Komercni Banka A.S.	10,366	1,460,894	0.3%
Other Securities		813,750	0.2%
TOTAL — CZECH REPUBLIC		5,647,235	1.2%
HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
Gedeon Richter RT	8,139	1,589,462	0.4%
MOL Magyar Olaj- es Gazipari RT	32,902	3,369,967	0.8%
OTP Bank RT	108,671	3,615,020	0.8%
Other Securities		3,430,216	0.6%
TOTAL — HUNGARY		12,004,665	2.6%
INDIA — (11.2%)
COMMON STOCKS — (11.2%)
Infosys Technologies, Ltd.	45,253	2,847,421	0.6%
* Reliance Industries, Ltd.	271,060	5,579,982	1.2%
Other Securities		42,755,072	9.3%
TOTAL COMMON STOCKS		51,182,475	11.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (0.0%)
Other Securities		$5,328	0.0%
TOTAL — INDIA		51,187,803	11.1%
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Astra International Tbk	1,654,500	1,758,203	0.4%
Other Securities		10,194,274	2.2%
TOTAL — INDONESIA		11,952,477	2.6%
ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
Bank Hapoalim B.M.	380,559	1,769,523	0.4%
Teva Pharmaceutical Industries, Ltd. ADR	132,792	4,834,957	1.1%
Other Securities		13,636,867	2.9%
TOTAL — ISRAEL		20,241,347	4.4%
MALAYSIA — (5.8%)
COMMON STOCKS — (5.8%)
Other Securities		26,201,729	5.7%
MEXICO — (9.8%)
COMMON STOCKS — (9.8%)
America Movil S.A. de C.V. ADR	174,075	5,685,290	1.2%
Cemex S.A. de C.V. ADR	128,246	7,306,175	1.6%
* Fomento Economico Mexicano S.A. de C.V. ADR	35,880	3,078,145	0.7%
Grupo Financiero del Norte S.A. de C.V. Series C	700,072	1,673,186	0.4%
Grupo Televisa S.A. de C.V. ADR	90,920	1,672,019	0.4%
Nueva Grupo Mexico S.A. de C.V. Series B	651,827	1,850,377	0.4%
Telefonos de Mexico S.A. de C.V. ADR	218,825	4,330,547	0.9%
Wal-Mart de Mexico S.A. de C.V. Series V	697,043	1,904,378	0.4%
Other Securities		17,063,664	3.7%
TOTAL — MEXICO		44,563,781	9.7%
PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		3,879,544	0.8%
POLAND — (2.5%)
COMMON STOCKS — (2.5%)
Polski Koncern Naftowy Orlen SA	181,407	3,188,470	0.7%
Other Securities		7,989,238	1.7%
TOTAL — POLAND		11,177,708	2.4%
SOUTH AFRICA — (12.5%)
COMMON STOCKS — (12.5%)
AngloGold Ashanti, Ltd. Sponsored ADR	34,247	1,583,239	0.3%
FirstRand, Ltd.	677,180	1,786,515	0.4%
* Gold Fields, Ltd. Sponsored ADR	68,300	1,496,453	0.3%
* Harmony Gold Mining Co., Ltd.	124,678	1,771,670	0.4%
Impala Platinum Holdings, Ltd.	13,351	2,246,242	0.5%
MTN Group, Ltd.	180,104	1,489,242	0.3%
Old Mutual PLC	839,740	2,610,588	0.6%
Sanlam, Ltd.	803,600	1,828,303	0.4%
Sasol, Ltd. Sponsored ADR	119,100	4,569,867	1.0%
Standard Bank Group, Ltd.	266,014	3,086,057	0.7%
Other Securities		34,717,504	7.5%
TOTAL — SOUTH AFRICA		57,185,680	12.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (12.7%)
COMMON STOCKS — (12.7%)
Hyundai Motor Co., Ltd.	22,820	$1,763,080	0.4%
POSCO Sponsored ADR	27,040	1,738,672	0.4%
Samsung Electronics Co., Ltd.	9,790	6,299,708	1.4%
SK Corp., Ltd.	25,360	1,705,280	0.4%
Other Securities		46,371,164	10.0%
TOTAL COMMON STOCKS		57,877,904	12.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,979	0.0%
TOTAL — SOUTH KOREA		57,901,883	12.6%
TAIWAN — (12.7%)
COMMON STOCKS — (12.7%)
Hon Hai Precision Industry Co., Ltd.	248,920	1,595,819	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,634,849	3,065,844	0.7%
United Microelectronics Corp.	2,990,823	1,869,872	0.4%
Other Securities		51,180,369	11.0%
TOTAL — TAIWAN		57,711,904	12.5%
THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		9,179,683	2.0%
TURKEY — (3.8%)
COMMON STOCKS — (3.8%)
Other Securities		17,526,419	3.8%
TOTAL INVESTMENTS — (100.0%) (Cost $421,363,457)		$456,179,986	99.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2006

DFA ONE-YEAR FIXED INCOME PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	230,902,731	$2,299,791,201
TOTAL INVESTMENTS (Cost $2,295,556,450)		$2,299,791,201

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	225,022,269	$2,243,472,022
TOTAL INVESTMENTS (Cost $2,243,885,548)		$2,243,472,022

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.3%)
Federal Farm Credit Bank 2.250%, 09/01/06	$51,327	$50,952,159
2.375%, 10/02/06	13,515	13,388,865
2.625%, 11/07/06	8,900	8,801,361
4.850%, 11/07/06	6,000	5,866,704
4.780%, 11/15/06	7,000	6,836,662
3.210%, 12/12/06	5,780	5,715,177
4.550%, 01/12/07	19,000	18,402,678
1.875%, 01/16/07	5,965	5,838,232
4.600%, 01/23/07	4,000	3,980,440
4.850%, 02/15/07	10,000	9,963,690
4.710%, 03/01/07	6,000	5,771,136
2.150%, 04/05/07	15,000	14,607,120
3.900%, 05/17/07	9,635	9,487,584
7.250%, 06/12/07	10,785	10,987,607
3.250%, 06/15/07	7,835	7,670,794
4.625%, 07/03/07	23,455	23,276,812
4.200%, 08/28/07	5,000	4,932,055
Federal Home Loan Bank 2.375%, 08/15/06	6,500	6,462,437
2.875%, 08/15/06	22,000	21,894,906
2.875%, 09/15/06	58,000	57,614,300
2.625%, 10/16/06	65,170	64,553,427
2.750%, 11/15/06	46,985	46,451,955
3.000%, 11/15/06	2,000	1,979,618
3.125%, 11/15/06	8,445	8,363,624
4.125%, 11/15/06	47,255	47,009,369
4.875%, 11/15/06	18,950	18,914,564
3.750%, 11/30/06	21,090	20,923,473
3.875%, 12/01/06	33,000	32,758,176
2.750%, 12/15/06	7,500	7,396,500
3.875%, 12/20/06	10,000	9,918,860
3.800%, 12/22/06	9,945	9,859,443
4.625%, 12/27/06	27,915	27,797,506
4.625%, 01/17/07	4,000	3,981,508
3.500%, 01/18/07	28,660	28,335,311
4.000%, 02/02/07	8,500	8,423,917
2.760%, 02/09/07	17,500	17,194,345
2.875%, 02/15/07	25,285	24,852,702
4.875%, 02/15/07	62,260	62,044,518
5.375%, 02/15/07	6,000	5,999,688
2.625%, 02/16/07	53,575	52,563,879
3.375%, 02/23/07	19,505	19,229,784
4.500%, 05/11/07	74,000	73,421,542
3.700%, 08/15/07	5,000	4,904,845
TOTAL AGENCY OBLIGATIONS		889,329,273

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $5,635,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,395,725) to be repurchased at $6,301,852	$6,301	$6,301,000
TOTAL INVESTMENTS — (100.0%) (Cost $898,473,808)		$895,630,273

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (8.1%)
BONDS — (8.1%)
Asfinag 3.250%, 10/19/09	13,900	$17,561,966
Austria, Republic of (f) 3.000%, 08/21/09	30,800	25,781,057
Oesterreichische Kontrollbank AG (j) 1.800%, 03/22/10	6,320,000	57,456,715
PFandBriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	6,740,000	60,536,872
TOTAL — AUSTRIA		161,336,610
BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of 3.750%, 03/28/09	6,000	7,740,453
3.000%, 03/28/10	40,000	50,134,649
TOTAL — BELGIUM		57,875,102
CANADA — (4.1%)
BONDS — (4.1%)
British Columbia, Province of 5.250%, 12/01/06	3,000	2,736,142
Ontario, Province of 5.200%, 03/08/07	16,000	14,618,030
6.200%, 11/19/09	28,500	27,325,588
(e) 3.500%, 03/12/10	15,000	19,052,576
Toyota Credit Canada, Inc. 4.250%, 06/17/09	6,600	5,950,785
4.750%, 06/29/09	14,300	13,075,120
TOTAL — CANADA		82,758,241
DENMARK — (3.5%)
BONDS — (3.5%)
Denmark, Kingdom of 4.000%, 08/15/08	345,000	59,913,949
Kommunekredit (f) 3.000%, 11/19/08	13,000	10,823,376
TOTAL — DENMARK		70,737,325
FINLAND — (0.7%)
BONDS — (0.7%)
Finland, Republic of 4.750%, 03/06/07	15,000	14,914,650
FRANCE — (9.0%)
BONDS — (9.0%)
Caisse D'Amortissement de la Dette Sociale SA 3.125%, 07/12/10	40,400	50,657,790
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,616,815
ERAP 3.750%, 04/25/10	24,200	31,083,728
French Government Note 3.500%, 01/12/09	5,500	7,049,768

	Face Amount^	Value†
	(000)
French Treasury Note BTAN 2.500%, 07/12/10	39,000	$47,788,643
Societe Nationale Cheminis Francais 4.625%, 10/25/09	2,700	3,553,718
Total Capital SA (f) 2.375%, 10/01/09	15,000	12,257,691
UNEDIC 3.000%, 02/02/10	10,000	12,497,155
TOTAL — FRANCE		180,505,308
GERMANY — (11.3%)
BONDS — (11.3%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	6,708,058
5.750%, 06/02/10	15,000	20,636,129
(j) 1.000%, 09/20/10	2,950,000	25,818,797
BundesObligation 2.500%, 10/08/10	26,700	32,644,206
DSL Bank AG (j) 1.750%, 10/07/09	1,450,000	13,153,443
KFW-Kreditanstalt Fuer Wiederaufbau AG (s) 3.750%, 01/28/09	15,560	2,159,385
(j) 1.850%, 09/20/10	5,230,000	47,608,219
Landeskreditbank Baden-Wuerttemberg Foerderbank (c) 4.500%, 01/26/09	19,800	17,980,881
Norddeutsche Landesbank (j) 0.450%, 01/19/09	6,700,000	58,888,800
TOTAL — GERMANY		225,597,918
JAPAN — (1.5%)
BONDS — (1.5%)
GlaxoSmithKline Capital KK (e) 3.250%, 06/03/09	22,800	28,953,780
NETHERLANDS — (8.3%)
BONDS — (8.3%)
Bank Nederlandse Gemeenten NV 3.000%, 04/15/10	23,600	29,460,082
Deutsche Bahn Finance NV 6.000%, 06/15/10	12,763	17,685,047
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,541,350
Netherlands, Government of 2.750%, 04/15/09	5,500	6,894,071
5.500%, 07/15/10	41,700	57,160,312
Rabobank Nederland NV 3.625%, 01/22/08	8,200	10,550,344
(c) 4.250%, 01/05/09	16,200	14,613,827
(j) 0.800%, 02/03/11	3,100,000	26,766,405
TOTAL — NETHERLANDS		165,671,438
NORWAY — (2.7%)
BONDS — (2.7%)
Eksportfinans ASA (j) 1.800%, 06/21/10	5,998,000	54,468,789

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (2.8%)
BONDS — (2.8%)
Instituto de Credito Oficial 2.875%, 03/16/09	44,750	$56,222,778
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.0%)
BONDS — (8.0%)
African Development Bank (f) 1.500%, 04/11/08	4,000	3,244,472
(j) 1.950%, 03/23/10	1,000,000	9,100,689
Eurofima (s) 5.625%, 02/05/08	43,100	6,193,395
European Investment Bank (s) 4.000%, 04/15/09	236,700	33,194,457
(f) 1.500%, 03/01/10	18,500	14,716,712
(d) 5.000%, 06/10/10	65,000	11,624,046
Inter-American Development Bank (c) 5.625%, 06/29/09	13,660	12,868,799
(j) 1.900%, 07/08/09	5,250,000	47,850,873
International Finance Corp. (u) 4.750%, 04/30/07	19,065	18,901,918
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,325,351
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		159,020,712
SWEDEN — (6.7%)
BONDS — (6.7%)
Kommuninvest I Sverige AB 4.100%, 05/11/09	156,000	21,886,187
Stockholm, Sweden 3.375%, 03/08/10	254,400	34,814,577
Swedish Export Credit Corp. (u) 2.875%, 01/26/07	14,700	14,492,539
(d) 5.375%, 10/15/09	6,790	1,217,734
Swedish Government 6.500%, 05/05/08	100,000	14,712,230
5.000%, 01/28/09	60,000	8,654,676
4.000%, 12/01/09	277,000	39,005,340
TOTAL — SWEDEN		134,783,283
SWITZERLAND — (0.3%)
BONDS — (0.3%)
UBS AG 0.875%, 12/29/09	6,700	5,208,730
UNITED KINGDOM — (7.8%)
BONDS — (7.8%)
Bank of England (e) 3.000%, 01/27/09	45,000	56,866,991
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	50,500	39,989,427
Network Rail MTN Finance P.L.C. (e) 3.125%, 03/30/09	47,000	59,347,197
TOTAL — UNITED KINGDOM		156,203,615

	Face Amount^	Value†
	(000)
UNITED STATES — (21.4%)
AGENCY OBLIGATIONS — (7.9%)
Federal Home Loan Bank 2.750%, 11/15/06	31,300	$30,944,902
3.750%, 01/16/07	17,700	17,524,752
Federal Home Loan Mortgage Corporation 3.750%, 11/15/06	18,000	17,876,466
(e) 5.750%, 09/15/10	38,000	52,381,568
Federal National Mortgage Association 2.625%, 11/15/06	9,520	9,407,140
3.000%, 11/22/06	30,000	29,675,640
TOTAL AGENCY OBLIGATIONS		157,810,468
BONDS — (6.4%)
Fleetboston Financial Corp. 4.875%, 12/01/06	16,870	16,828,280
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	5,128,893
(f) 1.750%, 02/12/10	37,000	29,537,268
(s) 2.750%, 08/17/10	120,500	16,021,932
KFW International Finance, Inc. (j) 1.750%, 03/23/10	350,000	3,176,170
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	6,670,000	57,436,911
TOTAL BONDS		128,129,454
CERTIFICATE OF DEPOSIT INTEREST BEARING — (4.3%)
Deutsche Bank AG 4.960%, 02/07/07	20,000	19,942,122
5.020%, 02/21/07	27,500	27,434,028
Wells Fargo Bank NA 4.850%, 01/30/07	39,000	38,772,817
TOTAL CERTIFICATE OF DEPOSIT INTEREST BEARING		86,148,967
COMMERCIAL PAPER — (2.8%)
Beta Finance Corp. 4.760%, 08/21/06	15,300	15,122,780
Sigma Finance Corp. 4.780%, 10/26/06	7,400	7,242,632
Societe Generale North America 5.110%, 01/31/07	35,000	33,752,922
TOTAL COMMERCIAL PAPER		56,118,334
TOTAL — UNITED STATES		428,207,223
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $15,995,000 FHLMC Notes 4.00%, 09/22/09, valued at $18,154,325) to be repurchased at $17,887,419	17,885	17,885,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,957,398,855)		$2,000,350,502

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (64.9%)
Federal Farm Credit Bank 6.450%, 10/07/09	$2,000	$2,067,026
7.160%, 05/19/10	3,000	3,190,662
4.180%, 09/22/10	7,000	6,682,270
6.700%, 11/22/10	2,000	2,107,036
6.135%, 12/13/10	4,000	4,119,732
5.750%, 01/18/11	9,000	9,143,289
6.000%, 03/07/11	9,000	9,226,944
6.740%, 04/11/11	1,000	1,056,776
4.800%, 05/24/11	3,300	3,214,606
6.300%, 06/06/11	2,800	2,918,138
4.250%, 07/11/11	13,600	12,910,140
4.350%, 11/02/11	8,000	7,612,592
4.200%, 11/07/11	5,000	4,722,510
4.300%, 11/23/11	5,500	5,218,730
6.260%, 12/02/11	2,000	2,081,918
4.950%, 12/22/11	9,000	8,812,170
4.500%, 03/14/12	8,500	8,129,935
4.625%, 03/16/12	7,000	6,704,481
5.000%, 06/01/12	4,295	4,212,283
4.480%, 08/24/12	4,000	3,813,156
6.280%, 11/26/12	3,000	3,149,454
4.400%, 01/03/13	11,000	10,422,016
4.150%, 05/15/13	10,000	9,314,950
3.880%, 07/08/13	7,000	6,398,868
4.920%, 08/26/13	4,125	4,017,189
4.710%, 10/18/13	7,000	6,720,826
8.160%, 09/30/14	3,615	4,271,549
4.700%, 12/10/14	4,000	3,805,392
4.375%, 02/17/15	8,000	7,425,024
Federal Home Loan Bank 5.315%, 12/23/08	8,000	8,004,680
5.545%, 02/17/09	3,000	3,019,902
5.950%, 03/16/09	5,550	5,625,569
5.863%, 04/22/09	9,000	9,142,740
6.730%, 06/22/09	2,500	2,604,442
6.500%, 08/14/09	3,000	3,101,955
6.500%, 11/13/09	9,000	9,319,527
3.875%, 02/12/10	3,000	2,853,330
7.375%, 02/12/10	2,080	2,217,359
7.625%, 05/14/10	3,020	3,260,866
4.125%, 08/13/10	9,000	8,583,687
6.625%, 11/15/10	1,000	1,047,165
5.875%, 02/15/11	7,000	7,113,099
4.500%, 05/13/11	2,045	1,964,394
6.000%, 05/13/11	10,205	10,495,210
7.200%, 06/14/11	3,000	3,235,206
5.750%, 08/15/11	12,000	12,175,296
5.625%, 11/15/11	5,000	5,048,975
5.750%, 05/15/12	16,300	16,603,718
4.625%, 08/15/12	9,775	9,374,313
4.500%, 11/15/12	12,000	11,449,056

	Face Amount	Value†
	(000)
5.126%, 02/28/13	$5,615	$5,525,626
3.875%, 06/14/13	12,600	11,480,364
4.500%, 09/16/13	11,000	10,408,970
5.250%, 06/18/14	14,000	13,854,540
4.500%, 11/14/14	4,000	3,754,388
Tennessee Valley Authority 5.625%, 01/18/11	14,000	14,142,268
6.790%, 05/23/12	17,500	18,724,475
6.000%, 03/15/13	9,000	9,306,360
4.750%, 08/01/13	8,000	7,691,896
6.250%, 12/15/17	5,000	5,310,340
TOTAL AGENCY OBLIGATIONS		399,909,378
U.S. TREASURY OBLIGATIONS — (33.2%)
U.S. Treasury Bonds 11.250%, 02/15/15	9,000	12,833,442
10.625%, 08/15/15	11,000	15,384,534
9.875%, 11/15/15	6,000	8,099,298
9.250%, 02/15/16	9,000	11,781,207
7.250%, 05/15/16	6,000	6,958,128
7.500%, 11/15/16	4,000	4,735,624
9.000%, 11/15/18	8,800	11,762,441
8.750%, 08/15/20	6,000	8,026,872
U.S. Treasury Notes 5.500%, 05/15/09	5,000	5,067,775
6.000%, 08/15/09	8,000	8,226,872
6.500%, 02/15/10	6,600	6,924,588
5.750%, 08/15/10	3,600	3,701,390
5.000%, 02/15/11	14,700	14,697,707
5.000%, 08/15/11	22,000	21,984,534
4.875%, 02/15/12	19,700	19,539,937
4.375%, 08/15/12	13,500	13,011,152
4.000%, 11/15/12	9,700	9,132,395
3.875%, 02/15/13	14,300	13,327,486
4.250%, 08/15/13	10,000	9,494,920
TOTAL U.S. TREASURY OBLIGATIONS		204,690,302
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $10,241,000 FHLMC Notes 4.00%, 09/22/09, valued at $11,623,535) to be repurchased at $11,452,549	11,451	11,451,000
TOTAL INVESTMENTS — (100.0%) (Cost $629,337,834)		$616,050,680

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (54.0%)
ALABAMA — (1.6%)
Alabama State Department of Dock Facilities Revenue Bonds 6.000%, 10/01/08	$1,000	$1,051,130
Alabama State Federal Highway Finance Authority Series A Revenue Bonds 5.000%, 03/01/09	4,000	4,134,040
Alabama Water Pollution Control Authority Revenue Bonds 5.000%, 08/15/08	2,160	2,219,465
City of Huntsville, Alabama General Obligations 4.500%, 08/01/07	1,000	1,009,490
Jefferson County, Alabama Series A General Obligations 5.000%, 04/01/08	1,300	1,330,147
TOTAL ALABAMA		9,744,272
ARIZONA — (1.3%)
Arizona State Transportation Board Revenue Bonds 5.250%, 07/01/08	3,000	3,094,890
City of Scottsdale, Arizona General Obligations 5.000%, 07/01/08	2,250	2,310,030
Phoenix, Arizona Civic Improvement Corp. Water System Revenue Bonds 5.000%, 07/01/08	1,500	1,538,820
Pima County, Arizona General Obligations 5.100%, 07/01/07	1,000	1,015,400
TOTAL ARIZONA		7,959,140
ARKANSAS — (1.2%)
Fort Smith, Arkansas Water & Sewer Redevelopment Revenue Bonds 5.000%, 10/01/09	2,850	2,963,772
State of Arkansas General Obligations 5.500%, 08/01/09	3,885	4,088,885
TOTAL ARKANSAS		7,052,657
COLORADO — (0.2%)
Jefferson County, Colorado School District General Obligations 5.500%, 12/15/06	1,000	1,010,090
CONNECTICUT — (2.9%)
City of Stamford, Connecticut General Obligations 5.000%, 07/15/09	2,000	2,081,640
Connecticut State General Obligations 5.000%, 12/15/09	4,000	4,163,720

	Face Amount	Value†
	(000)
Connecticut State Special Obligation Rate Reduction Series A Revenue Bonds 5.000%, 06/30/09	$5,000	$5,189,800
State of Connecticut Health Education Refunding Bonds 4.500%, 03/15/09	5,600	5,718,440
TOTAL CONNECTICUT		17,153,600
DELAWARE — (0.3%)
Delaware Transportation Authority Series B Revenue Bonds 5.250%, 07/01/07	1,000	1,017,390
State of Delaware Series B General Obligations 5.000%, 05/01/07	1,000	1,012,870
TOTAL DELAWARE		2,030,260
FLORIDA — (2.2%)
Florida State Board of Education Series C General Obligations 4.000%, 06/01/09	4,000	4,035,920
Florida State Board of Education Series H General Obligations 5.000%, 06/01/08	2,000	2,052,500
Gainesville, Florida Utility System Revenue Bonds 5.000%, 10/01/09	4,000	4,163,480
Jacksonville, Florida Excise Taxes Revenue Bonds 5.250%, 10/01/07	1,000	1,020,940
Orlando and Orange County, Florida Expressway 4.000%, 07/01/06	1,775	1,775,568
TOTAL FLORIDA		13,048,408
GEORGIA — (1.8%)
State of Georgia General Obligations 5.250%, 08/01/07	1,000	1,018,800
5.750%, 08/01/07	2,165	2,217,848
5.750%, 09/01/07	1,000	1,026,130
6.700%, 08/01/08	2,000	2,127,360
6.250%, 04/01/09	2,000	2,139,800
5.800%, 11/01/09	2,010	2,148,469
TOTAL GEORGIA		10,678,407
HAWAII — (0.7%)
Honolulu, Hawaii General Obligations Pre-Refunded 5.000%, 03/01/10	1,255	1,312,303
Honolulu, Hawaii General Obligations Un-Refunded 5.000%, 03/01/10	745	776,372
State of Hawaii General Obligations 5.000%, 04/01/08	2,000	2,046,020
TOTAL HAWAII		4,134,695

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
IDAHO — (2.0%)
State of Idaho General Obligations 4.000%, 06/30/06	$12,000	$12,003,840
ILLINOIS — (2.0%)
Central Lake County, Illinois General Obligations 6.000%, 02/01/08	1,000	1,036,550
Chicago Metropolitan Water Reclamation District General Obligations 5.500%, 12/01/08	2,000	2,084,840
Chicago, Illinois Public Building Commission Revenue Bonds 5.000%, 03/01/08	1,000	1,022,150
Chicago, Illinois Tax Increment 5.500%, 01/01/07	970	980,263
Du Page, Cook & Will Counties Community College District General Obligations 5.000%, 06/01/08	2,175	2,230,419
Du Page, Illinois Water Commission General Obligations 5.000%, 03/01/07	1,000	1,009,840
State of Illinois First Series General Obligations 5.250%, 04/01/07	600	607,818
State of Illinois General Obligations 5.500%, 04/01/09	3,000	3,140,820
TOTAL ILLINOIS		12,112,700
INDIANA — (0.7%)
Indianapolis, Indiana Local Improvement Revenue Bonds 6.500%, 01/01/08	1,000	1,042,820
Ivy Technical State College Revenue Bonds 5.000%, 07/01/08	1,000	1,025,270
Logansport Multi-Purpose School Building Corp. Revenue Bonds 4.250%, 07/05/08	1,000	1,010,500
Valparaiso, Indiana School Building Corp. Revenue Bonds 4.500%, 01/05/07	1,000	1,004,830
TOTAL INDIANA		4,083,420
IOWA — (0.6%)
Des Moines, Iowa General Obligations 5.000%, 06/01/09	3,680	3,807,843
KANSAS — (0.5%)
Johnson County, Kansas General Obligations 5.250%, 09/01/07	1,000	1,019,760
Kansas State Development Finance Authority Revenue Bonds 5.000%, 10/01/07	1,000	1,017,350
Wyandotte County, Kansas City, Kansas 5.000%, 09/01/07	1,000	1,016,640
TOTAL KANSAS		3,053,750

	Face Amount	Value†
	(000)
KENTUCKY — (0.5%)
Kentucky State Turnpike Authority Revenue Bonds 5.500%, 07/01/08	$3,000	$3,103,650
LOUISIANA — (0.6%)
Calcasieu Parish, Louisiana General Obligations 4.600%, 08/15/06	700	701,337
New Orleans, Louisiana Certificates of Indebtedness General Obligations 5.000%, 03/01/08	1,000	1,019,610
Shreveport, Louisiana Series A Certificates of Indebtedness 5.000%, 10/01/07	1,000	1,016,700
St. Tammany Parish, Louisiana Revenue Bonds 6.000%, 04/01/07	1,000	1,018,560
TOTAL LOUISIANA		3,756,207
MARYLAND — (2.1%)
State of Maryland General Obligations 5.250%, 07/15/06	2,025	2,028,868
5.000%, 07/15/07	2,000	2,031,240
5.000%, 07/15/08	2,000	2,056,360
5.250%, 02/01/09	5,000	5,203,050
Washington Suburban Sanitation District General Obligations 5.250%, 06/01/08	1,000	1,031,780
TOTAL MARYLAND		12,351,298
MASSACHUSETTS — (0.5%)
Boston, Massachusetts Series A General Obligations 5.000%, 02/01/08	1,000	1,021,770
State of Massachusetts Series C General Obligations 5.250%, 12/01/07	2,000	2,046,240
TOTAL MASSACHUSETTS		3,068,010
MICHIGAN — (1.4%)
Detroit, Michigan City School District Series B General Obligations 4.500%, 05/01/08	1,000	1,015,480
Fraser Public School District General Obligations 5.150%, 05/01/08	1,000	1,027,340
Michigan Municipal Bond Authority Revenue Bonds 5.250%, 10/01/07	1,000	1,020,550
5.250%, 10/01/08	3,000	3,103,770
Michigan State Comprehensive Transportation Series A Revenue Bonds 5.750%, 05/15/07	1,000	1,019,580
Wayne County, Michigan Community College General Obligations 5.000%, 07/01/07	1,000	1,014,250
TOTAL MICHIGAN		8,200,970

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (1.6%)
Metropolitan Council of Minneapolis and St. Paul General Obligations 4.000%, 02/01/08	$1,200	$1,208,568
State of Minnesota General Obligations 4.500%, 08/01/06	2,590	2,593,989
5.500%, 11/01/06	2,250	2,267,932
5.000%, 11/01/07	1,000	1,019,540
5.000%, 08/01/09	2,600	2,703,610
TOTAL MINNESOTA		9,793,639
MISSISSIPPI — (0.9%)
Rankin County, Mississippi School District General Obligations 4.500%, 02/01/07	1,000	1,005,410
State of Mississippi General Obligations 5.000%, 10/01/09	4,000	4,149,560
TOTAL MISSISSIPPI		5,154,970
MISSOURI — (0.5%)
State of Missouri General Obligations 5.000%, 08/01/08	3,000	3,083,700
NEVADA — (1.4%)
Clark County, Nevada School District General Obligations 4.000%, 06/01/09	3,540	3,570,763
Las Vegas, Nevada Valley Water Distribution Series B General Obligations 5.250%, 06/01/09	2,830	2,953,841
State of Nevada General Obligations 5.375%, 10/01/08	2,100	2,177,952
TOTAL NEVADA		8,702,556
NEW HAMPSHIRE — (0.2%)
New Hampshire State Turnpike Systems Revenue Bonds 5.000%, 10/01/06	1,000	1,004,680
NEW JERSEY — (1.2%)
New Jersey State Transportation Trust Fund Authority 5.375%, 12/15/07	1,000	1,025,100
5.250%, 12/15/09	6,130	6,429,083
TOTAL NEW JERSEY		7,454,183
NEW MEXICO — (0.3%)
New Mexico State Severance Tax Series 5.000%, 07/01/07	1,550	1,572,258
NEW YORK — (1.4%)
Municipal Assistance Corp. for the City of New York Revenue Bonds 6.000%, 07/01/07	1,000	1,025,310
Nassau County, New York Interim Finance Authority Series A Revenue Bonds 5.000%, 11/15/09	3,415	3,558,396

	Face Amount	Value†
	(000)
New York State Thruway Authority Series A Revenue Bonds 5.000%, 04/01/09	$3,500	$3,626,385
TOTAL NEW YORK		8,210,091
NORTH CAROLINA — (1.6%)
Durham County, North Carolina General Obligations 5.500%, 04/01/09	3,000	3,150,690
North Carolina State Public Improvements General Obligations 5.500%, 03/01/08	1,000	1,031,860
State of North Carolina General Obligations 5.000%, 03/01/09	4,000	4,139,320
University of North Carolina Revenue Bonds 5.000%, 04/01/08	1,000	1,024,250
TOTAL NORTH CAROLINA		9,346,120
OHIO — (2.0%)
Franklin County, Ohio General Obligations 5.500%, 12/01/07	1,000	1,027,150
Ohio State Building Authority Revenue Bonds 5.500%, 10/01/08	1,500	1,560,495
Ohio State Higher Education Capital Facilities Revenue Bonds 5.000%, 12/01/08	5,000	5,150,800
Ohio State Higher Education Capital Facilities Series II Revenue Bonds 5.250%, 12/01/06	1,000	1,008,110
Ohio State Water Development Authority Revenue Bonds 5.000%, 06/01/08	2,500	2,564,175
State of Ohio Highway Improvement General Obligations 5.500%, 05/01/07	1,000	1,016,920
TOTAL OHIO		12,327,650
OKLAHOMA — (0.7%)
Grand River Dam Authority of Oklahoma Revenue Bonds 5.750%, 06/01/08	4,000	4,159,720
OREGON — (1.5%)
Oregon State Deparment of Transportation Revenue Bonds 5.000%, 11/15/06	900	905,715
Oregon State Department of Administrative Services Revenue Bonds 5.250%, 04/01/08	2,000	2,055,460
Salem-Keizer, Oregon School District General Obligations 5.000%, 06/15/09	6,055	6,280,185
TOTAL OREGON		9,241,360

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
PENNSYLVANIA — (3.4%)
Allegheny County, Pennsylvania Sanitation Authority 5.000%, 12/01/07	$1,000	$1,018,950
Berks County, Pennsylvania General Obligations 6.350%, 11/15/07	1,500	1,556,445
Pennsylvania Intergovernmental Cooperative Authority Special Tax 5.000%, 06/15/08	1,000	1,025,950
Philadelphia, Pennsylvania Water Revenue Bonds 5.500%, 06/15/06	2,450	2,451,298
Pittsburgh, Pennsylvania School District General Obligations 5.000%, 09/01/07	1,000	1,016,270
State of Pennsylvania General Obligations 5.000%, 01/15/07	650	655,427
5.500%, 07/01/07	6,280	6,405,537
5.250%, 10/01/07	3,090	3,153,098
5.000%, 10/01/09	2,950	3,071,511
TOTAL PENNSYLVANIA		20,354,486
SOUTH CAROLINA — (0.8%)
Piedmont Municipal Power Agency Electric Revenue Bonds Series 1985B 6.125%, 01/01/07	1,000	1,013,510
Richland County, South Carolina General Obligations 5.000%, 02/01/10	1,500	1,566,555
State of South Carolina General Obligations 5.000%, 04/01/09	1,900	1,967,583
TOTAL SOUTH CAROLINA		4,547,648
TENNESSEE — (1.6%)
Knox County, Tennessee General Obligations 4.500%, 04/01/08	2,000	2,028,900
Metro Government of Nashville & Davidson Counties General Obligations 5.000%, 11/15/08	2,000	2,060,200
Metro Government of Nashville & Davidson Counties Series A Prerefunded General Obligations 5.250%, 10/15/07	790	806,598
Metro Government of Nashville & Davidson Counties Series B Unrefunded General Obligations 5.250%, 10/15/07	210	214,412
Shelby County, Tennessee General Obligations 5.000%, 04/01/09	4,195	4,335,113
TOTAL TENNESSEE		9,445,223

	Face Amount	Value†
	(000)
TEXAS — (3.2%)
Dallas, Texas Waterworks & Sewer System 5.250%, 10/01/08	$3,000	$3,101,040
Lower Colorado River Authority Revenue Bonds 5.250%, 05/15/08	1,000	1,029,560
San Antonio, Texas Pre Refunded General Obligations 5.000%, 08/01/07	20	20,313
San Antonio, Texas Unrefunded General Obligations 5.000%, 08/01/07	980	994,906
State of Texas General Obligations 5.000%, 08/01/09	4,000	4,144,880
Texas A&M University Revenue Bonds 5.375%, 05/15/08	1,360	1,402,840
5.000%, 05/15/09	4,000	4,139,200
Texas State University Systems Financing Revenue Bonds 5.000%, 03/15/09	2,245	2,319,444
Trinity River Authority Texas Regional Wastewater System Revenue Bonds 5.500%, 08/01/08	2,200	2,280,740
TOTAL TEXAS		19,432,923
UTAH — (1.1%)
Salt Lake City, Utah General Obligations 5.250%, 06/15/07	1,000	1,016,900
Salt Lake County, Utah Municipal Building Authority Lease Revenue Bonds 5.000%, 10/01/08	1,800	1,849,896
State of Utah General Obligations 4.000%, 07/01/08	3,000	3,020,100
Utah State Board of Regents Revenue Bonds 5.250%, 04/01/08	1,000	1,027,910
TOTAL UTAH		6,914,806
VERMONT — (0.2%)
Vermont Public Power Supply Authority 4.000%, 07/01/07	1,000	1,003,940
VIRGINIA — (4.0%)
Arlington County, Virginia General Obligations 4.000%, 01/15/09	4,000	4,037,440
Fairfax Country, Virginia General Obligations 5.000%, 06/01/09	3,465	3,599,303
Richmond, Virginia General Obligations 5.000%, 07/15/07	1,000	1,015,400
State of Virginia General Obligations 3.500%, 06/01/07	2,310	2,308,961
Virginia Commonwealth Transportation Board Federal Highway Reimbursement Notes 5.000%, 10/01/09	5,000	5,205,950

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Virginia State Public Building Authority Revenue Bonds 5.000%, 08/01/09	$4,000	$4,156,960
Virginia State Public School Authority Pre-Refunded 5.250%, 08/01/09	25	26,173
Virginia State Public School Authority Un-Refunded 5.250%, 08/01/09	3,475	3,631,757
TOTAL VIRGINIA		23,981,944
WASHINGTON — (2.6%)
Grant County, Washington Public Utility Series H Revenue Bonds 5.000%, 01/01/10	2,000	2,083,480
King County, Washington Sewer Revenue Bonds 5.250%, 01/01/08	2,000	2,047,180
Seattle, Washington Drain & Wastewater Revenue Bonds 4.000%, 07/01/08	1,000	1,005,710
Seattle, Washington Light & Power Authority Revenue Bonds 4.000%, 08/01/09	5,940	5,985,322
Snohomish County, Washington School District Revenue Bonds 4.500%, 06/01/09	3,500	3,574,550
State of Washington General Obligations 5.500%, 09/01/07	1,000	1,022,390
TOTAL WASHINGTON		15,718,632
WISCONSIN — (0.7%)
Muskego Norway, Wisconsin School District General Obligations 5.000%, 04/01/07	1,000	1,010,950
State of Wisconsin General Obligations 5.000%, 05/01/07	1,000	1,011,970
5.250%, 05/01/09	2,000	2,083,460
TOTAL WISCONSIN		4,106,380
TOTAL MUNICIPAL BONDS		323,910,126
TAX EXEMPT COMMERCIAL PAPER — (44.0%)
ARIZONA — (2.8%)
City of Mesa, Arizona Municipal Bonds 3.500%, 06/02/06	4,000	4,000,000
3.400%, 07/07/06	1,000	999,669
Salt River Project Agricultural Improvement 3.470%, 06/05/06	5,000	5,000,000
3.220%, 06/07/06	500	499,962
3.350%, 06/08/06	4,000	3,999,807
3.380%, 08/02/06	2,500	2,499,325
TOTAL ARIZONA		16,998,763

	Face Amount	Value†
	(000)
CALIFORNIA — (2.0%)
California Department of Water Resources 3.640%, 06/06/06	$8,000	$8,000,000
3.560%, 07/13/06	4,000	4,000,220
TOTAL CALIFORNIA		12,000,220
CONNECTICUT — (0.5%)
State of Connecticut Health and Education 3.410%, 06/07/06	1,000	999,986
3.310%, 07/12/06	2,000	1,999,276
TOTAL CONNECTICUT		2,999,262
FLORIDA — (1.5%)
Sunshine State Government Finance 3.650%, 06/09/06	1,555	1,555,000
3.440%, 06/16/06	5,000	4,999,476
3.380%, 08/23/06	2,450	2,449,142
TOTAL FLORIDA		9,003,618
GEORGIA — (2.4%)
Burke County, Georgia Development Authority 3.500%, 06/01/06	6,000	6,000,000
3.630%, 06/01/06	2,000	2,000,000
3.470%, 06/16/06	6,000	6,000,000
TOTAL GEORGIA		14,000,000
ILLINOIS — (0.4%)
Illinois Health Facilities Authority 3.550%, 07/05/06	2,475	2,475,000
MARYLAND — (2.5%)
Maryland Health & Higher Education 3.630%, 06/05/06	3,000	3,000,000
3.100%, 06/08/06	3,000	2,999,621
3.280%, 06/08/06	1,000	999,946
3.530%, 07/05/06	4,000	3,999,773
3.530%, 08/08/06	4,000	4,000,920
TOTAL MARYLAND		15,000,260
MASSACHUSETTS — (2.3%)
Massachusetts Health & Education Facility 3.100%, 06/01/06	1,000	1,000,000
3.100%, 06/05/06	2,000	1,999,875
Massachusetts Port Authority 3.320%, 06/09/06	3,000	2,999,803
3.410%, 06/12/06	1,000	999,928
3.200%, 06/26/06	5,000	4,997,500
Massachusetts Water Resource Authority 3.530%, 08/21/06	2,000	2,000,280
TOTAL MASSACHUSETTS		13,997,386

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (2.7%)
University of Minnesota 3.500%, 06/02/06	$3,000	$3,000,000
3.070%, 06/06/06	5,000	4,999,525
3.230%, 06/06/06	4,000	3,999,753
3.570%, 07/06/06	1,975	1,975,000
3.300%, 07/11/06	2,000	1,999,067
TOTAL MINNESOTA		15,973,345
MISSISSIPPI — (0.3%)
Mississippi Hospital Equipment & Facility 3.580%, 06/13/06	2,000	2,000,000
NEBRASKA — (1.7%)
Omaha Public Power District 3.220%, 06/23/06	4,100	4,098,327
3.380%, 08/14/06	2,000	1,999,360
3.380%, 08/16/06	4,000	3,998,720
TOTAL NEBRASKA		10,096,407
NEVADA — (1.5%)
Las Vegas, Nevada Valley Water Distribution Series B General Obligations 3.490%, 07/07/06	2,000	2,000,000
3.550%, 07/26/06	2,000	2,000,183
3.480%, 08/11/06	5,000	5,000,250
TOTAL NEVADA		9,000,433
NEW YORK — (5.0%)
Dormitory Authority of New York 3.320%, 06/14/06	5,000	4,999,339
New York City Municipal Water 3.280%, 07/25/06	11,000	10,995,842
New York Power Authority 3.530%, 06/07/06	5,000	5,000,000
3.460%, 06/27/06	7,000	6,998,787
New York State Environmental Quality General Obligations 3.100%, 06/08/06	2,000	1,999,789
TOTAL NEW YORK		29,993,757
OHIO — (1.1%)
Ohio State University 3.050%, 06/02/06	6,500	6,499,889
SOUTH CAROLINA — (0.6%)
South Carolina Public Service Authority 3.280%, 07/06/06	1,750	1,749,147
3.450%, 08/07/06	2,000	1,999,920
TOTAL SOUTH CAROLINA		3,749,067
TENNESSEE — (2.1%)
Tennessee State School Board Authority 3.300%, 06/01/06	2,790	2,790,000
3.180%, 06/02/06	1,400	1,399,984
3.200%, 06/07/06	8,500	8,499,320
TOTAL TENNESSEE		12,689,304

	Face Amount	Value†
	(000)
TEXAS — (12.4%)
City of San Antonio, Texas Electric 3.200%, 06/02/06	$1,000	$999,989
3.200%, 06/05/06	1,800	1,799,916
Dallas Area Rapid Transit 3.550%, 06/14/06	9,000	9,000,000
3.600%, 06/15/06	1,000	1,000,000
Harris County, Texas General Obligations 3.570%, 06/07/06	2,000	2,000,000
3.590%, 06/08/06	4,400	4,400,000
3.580%, 06/12/06	1,000	1,000,000
3.280%, 06/13/06	1,439	1,438,764
3.200%, 07/05/06	1,000	999,405
3.570%, 08/09/06	2,830	2,830,538
Houston, Texas General Obligations 3.200%, 06/01/06	3,000	3,000,000
3.100%, 06/05/06	4,000	3,999,749
3.300%, 06/05/06	1,500	1,499,957
3.550%, 08/10/06	3,000	3,000,240
Plano, Texas Health Facility 3.530%, 06/05/06	2,000	2,000,017
3.530%, 06/06/06	10,500	10,500,044
Texas Public Finance Authority 3.600%, 06/01/06	5,000	5,000,000
3.240%, 06/22/06	3,000	2,998,885
3.530%, 08/14/06	1,700	1,700,255
University of Texas Board of Regents 3.120%, 06/06/06	2,000	1,999,832
3.550%, 08/03/06	3,000	3,000,150
3.550%, 08/04/06	3,000	3,000,420
3.550%, 08/04/06	7,000	7,000,980
TOTAL TEXAS		74,169,141
UTAH — (1.1%)
Intermountain Power Agency 3.500%, 06/02/06	4,800	4,800,000
3.560%, 06/02/06	2,000	2,000,000
TOTAL UTAH		6,800,000
VIRGINIA — (0.4%)
IDA of The City of Hampton, Virginia 3.520%, 07/07/06	2,600	2,600,000
WISCONSIN — (0.7%)
State of Wisconsin General Obligations 3.480%, 07/06/06	4,000	4,000,000
TOTAL TAX EXEMPT COMMERCIAL PAPER		264,045,852
	Shares
	(000)
TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds MuniFund Portfolio	12,021	12,020,997
TOTAL INVESTMENTS — (100.0%) (Cost $606,343,564)		$599,976,975

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	U.S. Large Company Portfolio	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S. Small XM Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,425,991	$328,924	$4,959,199	$191,060
Receivable for Fund Shares Sold	3,506	319	6,089	528
Prepaid Expenses and Other Assets	57	26	84	14
Total Assets	2,429,554	329,269	4,965,372	191,602
LIABILITIES:
Payables:
Investment Securities Purchased	2,659	280	4,884	526
Fund Shares Redeemed	847	39	1,205	2
Due to Advisor	210	42	620	49
Accrued Expenses and Other Liabilities	98	13	181	7
Total Liabilities	3,814	374	6,890	584
NET ASSETS	$2,425,740	$328,895	$4,958,482	$191,018
SHARES OUTSTANDING $0.01 PAR VALUE	64,848,568	33,388,501	213,045,915	11,097,107
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$37.41	$9.85	$23.27	$17.21
Investments in Affiliated Investment Companies at Cost	$1,996,202	$291,619	$3,759,990	$153,391
	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$7,737,202	—	—	—
Investments at Value (including $0, $33,352, $40,475, and $10,631 of securities on loan, respectively)	—	$393,685	$534,532	$164,378
Temporary Cash Investments at Value	—	36,005	48,525	12,171
Receivables:
Dividends and Interest	—	591	739	171
Securities Lending Income	—	11	19	11
Fund Shares Sold	7,081	1,160	2,577	87
Prepaid Expenses and Other Assets	61	8	16	2
Deferred Offering Costs	—	8	8	24
Total Assets	7,744,344	431,468	586,416	176,844
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	34,427	41,635	11,012
Investment Securities Purchased	1,825	2,261	7,040	—
Fund Shares Redeemed	5,256	665	33	291
Due to Advisor	1,990	49	87	37
Accrued Expenses and Other Liabilities	320	26	29	11
Total Liabilities	9,391	37,428	48,824	11,351
NET ASSETS	$7,734,953	$394,040	$537,592	$165,493
SHARES OUTSTANDING $0.01 PAR VALUE	262,875,108	37,277,714	50,216,871	15,259,461
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$29.42	$10.57	$10.71	$10.85
Investments in Affiliated Investment Companies at Cost	$5,407,695	$—	$—	$—
Investments at Cost	$—	$390,580	$523,411	$159,972
Temporary Cash Investments at Cost	$—	$36,005	$48,525	$12,171

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,961,469	$4,452,237	—	—
Investments at Value (including $0, $0, $174,784, and $293,389 of securities on loan, respectively)	—	—	$2,104,019	$1,388,197
Temporary Cash Investments at Value	—	—	201,720	321,047
Foreign Currencies at Value	—	—	—	4,739
Cash	—	—	—	15
Receivables:
Investment Securities Sold	6,087	—	—	648
Dividends, Interest, and Tax Reclaims	—	—	1,756	5,104
Securities Lending Income	—	—	8	476
Fund Shares Sold	2,305	3,516	2,492	1,539
Prepaid Expenses and Other Assets	38	62	95	26
Total Assets	2,969,899	4,455,815	2,310,090	1,721,791
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	180,690	316,191
Investment Securities Purchased	11	1,625	9,447	7,623
Fund Shares Redeemed	8,381	1,891	2,310	652
Due to Advisor	815	1,522	532	299
Accrued Expenses and Other Liabilities	116	190	129	101
Total Liabilities	9,323	5,228	193,108	324,866
NET ASSETS	$2,960,576	$4,450,587	$2,116,982	$1,396,925
SHARES OUTSTANDING $0.01 PAR VALUE	140,917,153	281,230,813	78,622,270	63,915,801
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.01	$15.83	$26.93	$21.86
Investments in Affiliated Investment Companies at Cost	$2,367,570	$3,250,270	$—	$—
Investments at Cost	$—	$—	$1,456,983	$1,023,073
Temporary Cash Investments at Cost	$—	$—	$201,720	$321,047
Foreign Currencies at Cost	$—	$—	$—	$4,725

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	International Core Equity Portfolio	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,835,588	$198,610	$56,576
Investments at Value (including $50,296, $0, $0, and $0 of securities on loan, respectively)	$403,700	—	—	—
Temporary Cash Investments at Value	57,865	2,259	—	—
Foreign Currencies at Value	4,338	—	—	—
Cash	15	15	—	—
Receivables:
Investment Securities Sold	57	—	—	—
Dividends, Interest, and Tax Reclaims	1,535	—	—	—
Securities Lending Income	84	—	—	—
Fund Shares Sold	2,969	3,022	785	720
Prepaid Expenses and Other Assets	16	60	33	10
Deferred Offering Costs	8	—	—	—
Total Assets	470,587	3,840,944	199,428	57,306
LIABILITIES:
Payables:
Upon Return of Securities Loaned	54,314	—	—	—
Investment Securities Purchased	7,630	—	784	705
Fund Shares Redeemed	15	1,663	1	15
Due to Advisor	139	1,334	76	26
Accrued Expenses and Other Liabilities	67	144	9	2
Total Liabilities	62,165	3,141	870	748
NET ASSETS	$408,422	$3,837,803	$198,558	$56,558
SHARES OUTSTANDING $0.01 PAR VALUE	34,624,501	212,354,559	10,308,043	3,290,758
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.80	$18.07	$19.26	$17.19
Investments in Affiliated Investment Companies at Cost	$—	$2,826,935	$268,337	$74,482
Investments at Cost	$375,324	$—	$—	$—
Temporary Cash Investments at Cost	$57,865	$2,259	$—	$—
Foreign Currencies at Cost	$4,243	$—	$—	$—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	United Kingdom Small Company Portfolio	Continental Small Company Portfolio	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$24,883	$72,946	—	$2,048,111
Investments at Value (including $0, $0, $991,470, and $0 securities on loan, respectively)	—	—	$5,453,567	—
Temporary Cash Investments at Value	—	—	1,085,511	—
Foreign Currencies at Value	—	—	20,135	—
Cash	—	—	15	—
Receivables:
Investment Securities Sold	—	—	17,725	709
Dividends, Interest, and Tax Reclaims	—	—	20,181	—
Securities Lending Income	—	—	1,436	—
Fund Shares Sold	249	327	34,441	2,366
Prepaid Expenses and Other Assets	10	12	79	34
Total Assets	25,142	73,285	6,633,090	2,051,220
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	1,077,537	—
Investment Securities Purchased	244	315	18,398	—
Fund Shares Redeemed	5	12	3,763	3,075
Due to Advisor	7	27	3,085	763
Accrued Expenses and Other Liabilities	1	7	433	88
Total Liabilities	257	361	1,103,216	3,926
NET ASSETS	$24,885	$72,924	$5,529,874	$2,047,294
SHARES OUTSTANDING $0.01 PAR VALUE	903,426	4,010,762	278,934,402	94,994,261
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$27.55	$18.18	$19.82	$21.55
Investments in Affiliated Investment Companies at Cost	$14,636	$45,047	$—	$1,271,062
Investments at Cost	$—	$—	$3,969,664	$—
Temporary Cash Investments at Cost	$—	$—	$1,085,511	$—
Foreign Currencies at Cost	$—	$—	$19,950	$—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$663,572	—	$2,299,791	$2,243,472
Investments at Value	—	$456,180	—	—
Foreign Currencies at Value	—	1,202	—	—
Receivables:
Investment Securities Sold	—	3,200	—	—
Dividends, Interest, and Tax Reclaims	—	1,635	—	—
Fund Shares Sold	5,712	2,729	3,739	2,741
Prepaid Expenses and Other Assets	34	17	53	65
Total Assets	669,318	464,963	2,303,583	2,246,278
LIABILITIES:
Payables:
Investment Securities Purchased	5,600	1	1,212	1,028
Fund Shares Redeemed	112	613	2,527	1,713
Due to Advisor	266	239	193	185
Loan Payable	—	2,976	—	—
Deferred Thailand Capital Gains Tax	—	104	—	—
Accrued Expenses and Other Liabilities	25	82	107	97
Total Liabilities	6,003	4,015	4,039	3,023
NET ASSETS	$663,315	$460,948	$2,299,544	$2,243,255
SHARES OUTSTANDING $0.01 PAR VALUE	43,835,261	35,831,016	226,423,864	226,129,428
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.13	$12.86	$10.16	$9.92
Investments in Affiliated Investment Companies at Cost	$519,920	$—	$2,295,556	$2,243,886
Investments at Cost	$—	$421,363	$—	$—
Foreign Currencies at Cost	$—	$1,198	$—	$—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$889,329	$1,982,466	$604,600	$587,956
Temporary Cash Investments at Value	6,301	17,885	11,451	12,021
Foreign Currencies at Value	—	18,393	—	—
Cash	—	15	—	—
Receivables:
Investment Securities Sold	—	9,280	—	—
Dividends and Interest	7,100	26,551	7,719	6,713
Fund Shares Sold	1,198	2,890	1,068	690
Unrealized Gain on Forward Currency Contracts	—	11,900	—	—
Prepaid Expenses and Other Assets	43	1,348	23	31
Total Assets	903,971	2,070,728	624,861	607,411
LIABILITIES:
Payables:
Investment Securities Purchased	—	27,769	7,580	—
Fund Shares Redeemed	378	1,273	140	167
Due to Advisor	149	421	50	91
Unrealized Loss on Forward Currency Contracts	—	2,323	—	—
Accrued Expenses and Other Liabilities	56	144	35	35
Total Liabilities	583	31,930	7,805	293
NET ASSETS	$903,388	$2,038,798	$617,056	$607,118
SHARES OUTSTANDING $0.01 PAR VALUE	86,915,269	198,272,729	55,656,303	60,851,751
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.39	$10.28	$11.09	$9.98
Investments at Cost	$892,173	$1,939,514	$617,887	$594,323
Temporary Cash Investments at Cost	$6,301	$17,885	$11,451	$12,021
Foreign Currencies at Cost	$—	$18,450	$—	$—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S. Small XM Value Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$2,434	$22,373	$712
Dividends	$21,366	—	—	—
Interest	1,527	—	—	—
Income from Securities Lending	152	—	—	—
Expenses Allocated from Affiliated Investment Company	(503)	—	—	—
Total Investment Income	22,542	2,434	22,373	712
Expenses
Administrative Services Fees	1,977	245	3,367	281
Accounting & Transfer Agent Fees	23	8	40	7
Legal Fees	7	1	12	1
Audit Fees	1	1	2	1
Filing Fees	44	11	64	10
Shareholders' Reports	32	4	47	1
Directors'/Trustees' Fees & Expenses	9	1	18	—
Other	7	1	10	—
Total Expenses	2,100	272	3,560	301
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(891)	—	—	—
Net Expenses	1,209	272	3,560	301
Net Investment Income (Loss)	21,333	2,162	18,813	411
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	4,135	138,196	16,223
Net Realized Gain (Loss) on Investment Securities Sold	(5,373)	(62)	533	(31)
Net Realized Gain (Loss) on Futures	1,781	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	36,615	267	145,340	(280)
Futures	(2,845)	—	—	—
Net Realized and Unrealized Gain (Loss)	30,178	4,340	284,069	15,912
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,511	$6,502	$302,882	$16,323

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio(a)
Investment Income
Income Distributions Received from Affiliated Investment Company	$26,104	—	—	—
Dividends	—	$2,056	$2,903	$822
Interest	—	146	204	44
Income from Securities Lending	—	38	68	52
Total Investment Income	26,104	2,240	3,175	918
Expenses
Investment Advisory Services Fees	—	218	364	193
Administrative Services Fees	11,313	—	—	—
Accounting & Transfer Agent Fees	62	25	31	18
Custodian Fees	—	28	40	12
Legal Fees	25	1	1	1
Audit Fees	3	1	2	1
Filing Fees	73	9	12	5
Shareholders' Reports	86	4	4	1
Directors'/Trustees' Fees & Expenses	28	1	1	—
Organizational and Offering Costs	—	14	14	18
Other	25	3	3	2
Total Expenses	11,615	304	472	251
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(9)	1	(21)
Net Expenses	11,615	295	473	230
Net Investment Income (Loss)	14,489	1,945	2,702	688
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	658,949	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold	(3,204)	287	518	5,577
Change in Unrealized Appreciation (Depreciation) of Investment Securities	117,078	597	6,584	4,406
Net Realized and Unrealized Gain (Loss)	772,823	884	7,102	9,983
Net Increase (Decrease) in Net Assets Resulting from Operations	$787,312	$2,829	$9,804	$10,671

(a)  The Portfolio commenced operations on December 30, 2005.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$8,559	$11,479	—	—
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $1,935, respectively)	—	—	$38,804	$21,107
Interest	—	—	414	146
Income from Securities Lending	—	—	61	1,108
Total Investment Income	8,559	11,479	39,279	22,361
Expenses
Investment Advisory Services Fees	—	—	3,054	1,632
Administrative Services Fees	4,656	8,760	—	—
Accounting & Transfer Agent Fees	28	39	126	87
Custodian Fees	—	—	51	125
Legal Fees	10	14	6	4
Audit Fees	1	2	17	11
Filing Fees	35	55	47	27
Shareholders' Reports	27	54	31	23
Directors'/Trustees' Fees & Expenses	13	15	9	5
Other	6	15	15	16
Total Expenses	4,776	8,954	3,356	1,930
Net Investment Income (Loss)	3,783	2,525	35,923	20,431
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	170,953	409,412	—	—
Net Realized Gain (Loss) on Investment Securities Sold	(2,116)	(2,844)	31,346	7,040
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	111
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	25,225	(121,258)	72,166	154,164
Translation of Foreign Currency Denominated Amounts	—	—	—	165
Net Realized and Unrealized Gain (Loss)	194,062	285,310	103,512	161,480
Net Increase (Decrease) in Net Assets Resulting from Operations	$197,845	$287,835	$139,435	$181,911

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	International Core Equity Portfolio	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $467, $3,611, $97, and $12, respectively)	$5,027	$44,584	$1,287	$841
Interest	141	733	30	8
Income from Securities Lending	220	5,891	582	73
Expenses Allocated from Affiliated Investment Companies	—	(2,577)	(142)	(45)
Total Investment Income	5,388	48,631	1,757	877
Expenses
Investment Advisory Services Fees	491	—	—	—
Administrative Services Fees	—	6,901	406	98
Accounting & Transfer Agent Fees	29	32	7	6
Custodian Fees	122	—	—	—
Legal Fees	1	10	—	—
Audit Fees	1	3	1	1
Filing Fees	9	55	22	7
Shareholders' Reports	3	41	2	1
Directors'/Trustees' Fees & Expenses	1	13	1	—
Organizational and Offering Costs	14	—	—	—
Other	3	16	—	—
Total Expenses	674	7,071	439	113
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	11	—	36	1
Net Expenses	685	7,071	475	114
Net Investment Income (Loss)	4,703	41,560	1,282	763
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	269	93,715	(1,340)	(548)
Net Realized Gain (Loss) on Foreign Currency Transactions	(43)	132	(24)	(2)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,068	371,844	12,919	6,008
Translation of Foreign Currency Denominated Amounts	42	533	69	(1)
Net Realized and Unrealized Gain (Loss)	27,336	466,224	11,624	5,457
Net Increase (Decrease) in Net Assets Resulting from Operations	$32,039	$507,784	$12,906	$6,220

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $158, $5,760, and $2,703, respectively)	$353	$977	$64,958	$29,876
Interest	3	19	838	267
Income from Securities Lending	1	108	5,793	—
Expenses Allocated from Affiliated Investment Companies	(15)	(52)	—	(2,276)
Total Investment Income	342	1,052	71,589	27,867
Expenses
Investment Advisory Services Fees	—	—	16,349	—
Administrative Services Fees	46	129	—	4,270
Accounting & Transfer Agent Fees	6	7	300	22
Custodian Fees	—	—	690	—
Legal Fees	—	4	17	5
Audit Fees	1	1	39	1
Filing Fees	7	8	90	28
Shareholders' Reports	1	1	67	34
Directors'/Trustees' Fees & Expenses	—	—	24	9
Other	—	—	66	4
Total Expenses	61	150	17,642	4,373
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(7)	2	—	—
Net Expenses	54	152	17,642	4,373
Net Investment Income (Loss)	288	900	53,947	23,494
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	551	1,522	169,959	13,238
Net Realized Gain (Loss) on Foreign Currency Transactions	6	6	202	82
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,046	12,500	569,504	132,234
Translation of Foreign Currency Denominated Amounts	2	5	921	(166)
Deferred Thailand Capital Gains Tax	—	—	—	719
Net Realized and Unrealized Gain (Loss)	3,605	14,033	740,586	146,107
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,893	$14,933	$794,533	$169,601

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$40,005	$8,931
Dividends (Net of Foreign Taxes Withheld of $654, $387, $0, and $0, respectively)	$9,613	$5,543	—	—
Interest	151	1,333	—	—
Expenses Allocated from Affiliated Investment Company	(1,096)	—	—	—
Total Investment Income	8,668	6,876	40,005	8,931
Expenses
Investment Advisory Services Fees	—	1,043	—	—
Administrative Services Fees	1,384	—	1,102	1,055
Accounting & Transfer Agent Fees	11	36	22	22
Custodian Fees	—	334	—	—
Legal Fees	1	2	8	7
Audit Fees	1	2	2	1
Filing Fees	20	15	40	33
Shareholders' Reports	9	8	28	30
Directors'/Trustees' Fees & Expenses	2	1	7	7
Organizational and Offering Costs	—	9	—	—
Other	—	5	8	5
Total Expenses	1,428	1,455	1,217	1,160
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	70	—	—
Net Expenses	1,428	1,525	1,217	1,160
Net Investment Income (Loss)	7,240	5,351	38,788	7,771
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	21,497	1,669	(3,898)	(508)
Net Realized Gain (Loss) on Foreign Currency Transactions	(77)	(478)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	48,557	14,295	8,793	30,791
Translation of Foreign Currency Denominated Amounts	(55)	(10)	—	—
Deferred Thailand Capital Gains Tax	(261)	(74)	—	—
Net Realized and Unrealized Gain (Loss)	69,661	15,402	4,895	30,283
Net Increase (Decrease) in Net Assets Resulting from Operations	$76,901	$20,753	$43,683	$38,054

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Municipal Bond Portfolio
Investment Income
Interest	$18,327	$28,471	$13,054	$7,967
Total Investment Income	18,327	28,471	13,054	7,967
Expenses
Investment Advisory Services Fees	814	2,331	271	553
Accounting & Transfer Agent Fees	57	119	41	42
Custodian Fees	18	122	12	13
Legal Fees	2	6	2	2
Audit Fees	7	16	5	5
Filing Fees	23	44	15	17
Shareholders' Reports	14	26	5	5
Directors'/Trustees' Fees & Expenses	3	7	2	2
Other	6	11	7	20
Total Expenses	944	2,682	360	659
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	121
Net Expenses	944	2,682	360	780
Net Investment Income (Loss)	17,383	25,789	12,694	7,187
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(14,199)	(19,379)	113	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(85,651)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	11,024	75,303	(15,938)	(913)
Translation of Foreign Currency Denominated Amounts	—	22,120	—	—
Net Realized and Unrealized Gain (Loss)	(3,175)	(7,607)	(15,825)	(913)
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,208	$18,182	$(3,131)	$6,274

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Small XM Value Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,333	$31,124	$2,162	$8,335	$18,813	$48,476	$411	$3,040
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	4,135	—	138,196	2,658	16,223	18,637
Net Realized Gain (Loss) on Investment Securities Sold	(5,373)	(13,940)	(62)	(225)	533	(124)	(31)	(708)
Net Realized Gain (Loss) on Futures	1,781	1,477	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	36,615	128,705	267	11,113	145,340	401,748	(280)	(2,805)
Futures	(2,845)	116	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	51,511	147,482	6,502	19,223	302,882	452,758	16,323	18,164
Distributions From:
Net Investment Income	(18,864)	(31,675)	(5,651)	(4,954)	(34,086)	(34,948)	(1,456)	(2,155)
Net Short-Term Gains	—	—	—	—	(9,775)	—	(4,163)	(7,739)
Net Long-Term Gains	—	—	—	—	(1,645)	—	(10,180)	(5,689)
Total Distributions	(18,864)	(31,675)	(5,651)	(4,954)	(45,506)	(34,948)	(15,799)	(15,583)
Capital Share Transactions (1):
Shares Issued	422,474	703,770	60,921	115,653	992,509	1,288,976	25,456	26,407
Shares Issued in Lieu of Cash Distributions	18,012	30,348	5,584	4,908	40,180	31,446	12,840	12,032
Shares Redeemed	(135,521)	(202,666)	(52,004)	(43,031)	(377,666)	(322,510)	(20,397)	(27,750)
Net Increase (Decrease) from Capital Share Transactions	304,965	531,452	14,501	77,530	655,023	997,912	17,899	10,689
Total Increase (Decrease) in Net Assets	337,612	647,259	15,352	91,799	912,399	1,415,722	18,423	13,270
Net Assets
Beginning of Period	2,088,128	1,440,869	313,543	221,744	4,046,083	2,630,361	172,595	159,325
End of Period	$2,425,740	$2,088,128	$328,895	$313,543	$4,958,482	$4,046,083	$191,018	$172,595
(1) Shares Issued and Redeemed:
Shares Issued	11,199	19,983	6,092	12,240	43,387	62,860	1,510	1,632
Shares Issued in Lieu of Cash Distributions	486	858	570	515	1,835	1,540	817	765
Shares Redeemed	(3,599)	(5,728)	(5,205)	(4,530)	(16,687)	(15,684)	(1,191)	(1,759)
	8,086	15,113	1,457	8,225	28,535	48,716	1,136	638
Accumulated Net Investment Income (Loss)	$11,747	$9,278	$(111)	$3,378	$(1,775)	$13,498	$(162)	$883

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2006	Sept 15, 2005(a) to Nov. 30, 2005	Dec. 30, 2005(a) to May 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,489	$65,474	$1,945	$367	$2,702	$496	$688
Capital Gain Distributions Received from Affiliated Investment Company	658,949	533,322	—	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold	(3,204)	54,051	287	6	518	10	5,577
Change in Unrealized Appreciation (Depreciation) of Investment Securities	117,078	49,324	597	2,508	6,584	4,537	4,406
Net Increase (Decrease) in Net Assets Resulting from Operations	787,312	702,171	2,829	2,881	9,804	5,043	10,671
Distributions From:
Net Investment Income	(20,316)	(58,533)	(1,059)	—	(1,443)	—	(207)
Net Short-Term Gains	(34,788)	(63,661)	(13)	—	(20)	—	—
Net Long-Term Gains	(507,342)	(284,230)	—	—	—	—	—
Total Distributions	(562,446)	(406,424)	(1,072)	—	(1,463)	—	(207)
Capital Share Transactions (1):
Shares Issued	826,574	1,523,195	272,221	120,949	351,759	177,097	169,913
Shares Issued in Lieu of Cash Distributions	538,784	386,944	1,071	—	1,452	—	207
Shares Redeemed	(779,505)	(1,076,818)	(4,600)	(239)	(6,038)	(62)	(15,091)
Net Increase (Decrease) from Capital Share Transactions	585,853	833,321	268,692	120,710	347,173	177,035	155,029
Total Increase (Decrease) in Net Assets	810,719	1,129,068	270,449	123,591	355,514	182,078	165,493
Net Assets
Beginning of Period	6,924,234	5,795,166	123,591	—	182,078	—	—
End of Period	$7,734,953	$6,924,234	$394,040	$123,591	$537,592	$182,078	$165,493
(1) Shares Issued and Redeemed:
Shares Issued	28,542	56,979	25,511	12,119	32,850	17,794	16,629
Shares Issued in Lieu of Cash Distributions	20,442	14,717	104	—	140	—	19
Shares Redeemed	(26,994)	(39,947)	(432)	(24)	(561)	(6)	(1,389)
	21,990	31,749	25,183	12,095	32,429	17,788	15,259
Accumulated Net Investment Income (Loss)	$(5,938)	$(111)	$1,253	$367	$1,755	$496	$481

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio		Large Cap International Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,783	$18,746	$2,525	$16,647	$35,923	$48,281	$20,431	$23,721
Capital Gain Distributions Received from Affiliated Investment Companies	170,953	104,187	409,412	267,454	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold	(2,116)	35,015	(2,844)	(4,419)	31,346	30,781	7,040	(104)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—	—	111	(200)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	25,225	80,945	(121,258)	86,846	72,166	197,602	154,164	95,893
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	165	(130)
Net Increase (Decrease) in Net Assets Resulting from Operations	197,845	238,893	287,835	366,528	139,435	276,664	181,911	119,180
Distributions From:
Net Investment Income	(7,332)	(15,275)	(8,102)	(13,476)	(36,069)	(51,325)	(8,955)	(25,310)
Net Short-Term Gains	(31,410)	(17,174)	(72,770)	(50,345)	(5,587)	(3,262)	—	—
Net Long-Term Gains	(117,599)	—	(208,506)	(76,559)	(11,457)	(28,712)	—	—
Total Distributions	(156,341)	(32,449)	(289,378)	(140,380)	(53,113)	(83,299)	(8,955)	(25,310)
Capital Share Transactions (1):
Shares Issued	332,034	732,445	591,104	809,864	356,668	582,858	182,542	300,290
Shares Issued in Lieu of Cash Distributions	154,176	31,458	277,038	132,397	52,103	82,210	8,284	23,672
Shares Redeemed	(208,808)	(466,647)	(365,523)	(433,418)	(214,761)	(330,681)	(92,312)	(137,260)
Net Increase (Decrease) from Capital Share Transactions	277,402	297,256	502,619	508,843	194,010	334,387	98,514	186,702
Total Increase (Decrease) in Net Assets	318,906	503,700	501,076	734,991	280,332	527,752	271,470	280,572
Net Assets
Beginning of Period	2,641,670	2,137,970	3,949,511	3,214,520	1,836,650	1,308,898	1,125,455	844,883
End of Period	$2,960,576	$2,641,670	$4,450,587	$3,949,511	$2,116,982	$1,836,650	$1,396,925	$1,125,455
(1) Shares Issued and Redeemed:
Shares Issued	15,624	37,738	37,097	55,055	13,192	24,982	8,614	16,677
Shares Issued in Lieu of Cash Distributions	7,933	1,631	18,839	9,001	2,092	3,572	417	1,334
Shares Redeemed	(9,949)	(23,821)	(22,939)	(29,249)	(7,980)	(14,101)	(4,345)	(7,582)
	13,608	15,548	32,997	34,807	7,304	14,453	4,686	10,429
Accumulated Net Investment Income (Loss)	$(2,400)	$1,149	$(4,516)	$1,061	$(218)	$412	$11,269	$(207)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	International Core Equity Portfolio		International Small Company Portfolio		Japanese Small Company Portfolio		Asia Pacific Small Company Portfolio
	Six Months Ended May 31, 2006	Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,703	$312	$41,560	$45,170	$1,282	$1,184	$763	$1,255
Net Realized Gain (Loss) on Investment Securities Sold	269	(21)	93,715	140,209	(1,340)	(2,902)	(548)	(907)
Net Realized Gain (Loss) on Foreign Currency Transactions	(43)	(91)	132	(1,001)	(24)	(75)	(2)	3
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	27,068	1,403	371,844	200,422	12,919	32,989	6,008	2,263
Translation of Foreign Currency Denominated Amounts	42	(3)	533	(422)	69	(41)	(1)	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,039	1,600	507,784	384,378	12,906	31,155	6,220	2,613
Distributions From:
Net Investment Income	(513)	—	(20,450)	(40,592)	(1,151)	(1,062)	(889)	(996)
Net Short-Term Gains	—	—	(13,690)	(2,774)	—	—	—	—
Net Long-Term Gains	—	—	(118,813)	(37,025)	—	—	—	—
Total Distributions	(513)	—	(152,953)	(80,391)	(1,151)	(1,062)	(889)	(996)
Capital Share Transactions (1):
Shares Issued	259,317	119,816	876,296	916,879	41,110	80,897	14,887	16,200
Shares Issued in Lieu of Cash Distributions	510	—	146,619	76,094	1,148	1,058	880	963
Shares Redeemed	(4,180)	(167)	(265,174)	(229,913)	(25,450)	(7,932)	(3,467)	(6,588)
Net Increase (Decrease) from Capital Share Transactions	255,647	119,649	757,741	763,060	16,808	74,023	12,300	10,575
Total Increase (Decrease) in Net Assets	287,173	121,249	1,112,572	1,067,047	28,563	104,116	17,631	12,192
Net Assets
Beginning of Period	121,249	—	2,725,231	1,658,184	169,995	65,879	38,927	26,735
End of Period	$408,422	$121,249	$3,837,803	$2,725,231	$198,558	$169,995	$56,558	$38,927
(1) Shares Issued and Redeemed:
Shares Issued	22,901	12,052	50,109	60,778	2,097	5,182	892	1,095
Shares Issued in Lieu of Cash Distributions	48	—	9,084	5,344	59	75	59	67
Shares Redeemed	(360)	(16)	(15,157)	(15,206)	(1,305)	(510)	(208)	(453)
	22,589	12,036	44,036	50,916	851	4,747	743	709
Accumulated Net Investment Income (Loss)	$4,411	$221	$30,797	$9,687	$431	$300	$(308)	$(182)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA Internatiomal Small Cap Value Portfolio		Emerging Markets Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$288	$475	$900	$784	$53,947	$79,985	$23,494	$47,212
Net Realized Gain (Loss) on Investment Securities Sold	551	1,017	1,522	5,454	169,959	198,624	13,238	35,423
Net Realized Gain (Loss) on Foreign Currency Transactions	6	(12)	6	(16)	202	(2,122)	82	(1,303)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,046	554	12,500	715	569,504	327,449	132,234	308,725
Translation of Foreign Currency Denominated Amounts	2	—	5	(8)	921	(554)	(166)	(13)
Deferred Thailand Capital Gains Tax	—	—	—	—	—	—	719	112
Net Increase (Decrease) in Net Assets Resulting from Operations	3,893	2,034	14,933	6,929	794,533	603,382	169,601	390,156
Distributions From:
Net Investment Income	(327)	(428)	(350)	(800)	(39,245)	(68,487)	(22,767)	(34,905)
Net Short-Term Gains	(167)	(140)	(152)	(41)	(25,926)	(2,748)	—	—
Net Long-Term Gains	(851)	(538)	(5,104)	(1,241)	(160,786)	(58,589)	—	—
Total Distributions	(1,345)	(1,106)	(5,606)	(2,082)	(225,957)	(129,824)	(22,767)	(34,905)
Capital Share Transactions (1):
Shares Issued	2,202	5,808	12,281	22,624	944,425	1,631,963	410,462	529,327
Shares Issued in Lieu of Cash Distributions	1,344	1,106	5,524	2,030	214,952	122,720	18,119	27,569
Shares Redeemed	(1,787)	(3,080)	(6,269)	(11,279)	(326,507)	(315,336)	(333,307)	(238,739)
Net Increase (Decrease) from Capital Share Transactions	1,759	3,834	11,536	13,375	832,870	1,439,347	95,274	318,157
Total Increase (Decrease) in Net Assets	4,307	4,762	20,863	18,222	1,401,446	1,912,905	242,108	673,408
Net Assets
Beginning of Period	20,578	15,816	52,061	33,839	4,128,428	2,215,523	1,805,186	1,131,778
End of Period	$24,885	$20,578	$72,924	$52,061	$5,529,874	$4,128,428	$2,047,294	$1,805,186
(1) Shares Issued and Redeemed:
Shares Issued	81	243	709	1,498	48,515	100,114	18,230	29,980
Shares Issued in Lieu of Cash Distributions	55	47	374	145	12,269	7,952	886	1,606
Shares Redeemed	(68)	(129)	(371)	(740)	(16,831)	(19,276)	(14,878)	(13,356)
	68	161	712	903	43,953	88,790	4,238	18,230
Accumulated Net Investment Income (Loss)	$33	$72	$650	$100	$30,060	$15,358	$14,372	$13,645

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio		DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	April 5, 2005(a) to Nov. 30, 2006	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,240	$6,965	$5,351	$1,365	$38,788	$55,821	$7,771	$59,384
Net Realized Gain (Loss) on Investment Securities Sold	21,497	11,368	1,669	59	(3,898)	(6,353)	(508)	(1,292)
Net Realized Gain (Loss) on Foreign Currency Transactions	(77)	(633)	(478)	(373)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	48,557	52,595	14,295	20,526	8,793	(5,355)	30,791	(24,816)
Translation of Foreign Currency Denominated Amounts	(55)	(29)	(10)	(4)	—	—	—	—
Deferred Thailand Capital Gains Tax	(261)	(55)	(74)	(30)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	76,901	70,211	20,753	21,543	43,683	44,113	38,054	33,276
Distributions From:
Net Investment Income	(2,346)	(5,773)	(857)	(702)	(39,101)	(56,058)	(28,485)	(39,243)
Net Short-Term Gains	(3,015)	(2,143)	(79)	—	—	—	—	—
Net Long-Term Gains	(8,357)	(6,395)	—	—	—	—	—	—
Total Distributions	(13,718)	(14,311)	(936)	(702)	(39,101)	(56,058)	(28,485)	(39,243)
Capital Share Transactions (1):
Shares Issued	157,694	256,971	266,003	199,719	911,362	1,223,759	491,894	729,113
Shares Issued in Lieu of Cash Distributions	12,048	12,694	925	698	38,467	53,640	28,271	38,994
Shares Redeemed	(51,988)	(33,215)	(44,360)	(2,695)	(608,751)	(1,050,144)	(279,348)	(444,243)
Net Increase (Decrease) from Capital Share Transactions	117,754	236,450	222,568	197,722	341,078	227,255	240,817	323,864
Total Increase (Decrease) in Net Assets	180,937	292,350	242,385	218,563	345,660	215,310	250,386	317,897
Net Assets
Beginning of Period	482,378	190,028	218,563	—	1,953,884	1,738,574	1,992,869	1,674,972
End of Period	$663,315	$482,378	$460,948	$218,563	$2,299,544	$1,953,884	$2,243,255	$1,992,869
(1) Shares Issued and Redeemed:
Shares Issued	10,262	21,111	20,059	19,128	89,998	120,340	49,990	73,792
Shares Issued in Lieu of Cash Distributions	890	1,103	77	66	3,805	5,284	2,892	3,952
Shares Redeemed	(3,402)	(2,747)	(3,246)	(253)	(60,108)	(103,336)	(28,388)	(44,955)
	7,750	19,467	16,890	18,941	33,695	22,288	24,494	32,789
Accumulated Net Investment Income (Loss)	$5,373	$479	$4,784	$290	$(177)	$136	$(595)	$20,119

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Municipal Bond Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,383	$22,599	$25,789	$46,851	$12,694	$19,791	$7,187	$10,058
Net Realized Gain (Loss) on Investment Securities Sold	(14,199)	(6,795)	(19,379)	(12,376)	113	2,656	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	(85,651)	38,493	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	11,024	(9,138)	75,303	(36,225)	(15,938)	(14,670)	(913)	(4,935)
Translation of Foreign Currency Denominated Amounts	—	—	22,120	(8,276)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	14,208	6,666	18,182	28,467	(3,131)	7,777	6,274	5,123
Distributions From:
Net Investment Income	(14,494)	(20,081)	(48,309)	(33,648)	(10,996)	(18,785)	(6,845)	(9,493)
Net Short-Term Gains	—	—	—	—	(43)	—	—	—
Net Long-Term Gains	—	—	—	—	(2,647)	(1,145)	—	—
Total Distributions	(14,494)	(20,081)	(48,309)	(33,648)	(13,686)	(19,930)	(6,845)	(9,493)
Capital Share Transactions (1):
Shares Issued	228,838	301,640	537,704	700,092	196,206	166,372	179,071	233,759
Shares Issued in Lieu of Cash Distributions	14,235	19,831	47,068	33,104	12,597	19,193	6,665	9,267
Shares Redeemed	(88,246)	(101,843)	(215,640)	(233,800)	(38,468)	(82,982)	(89,590)	(108,822)
Net Increase (Decrease) from Capital Share Transactions	154,827	219,628	369,132	499,396	170,335	102,583	96,146	134,204
Total Increase (Decrease) in Net Assets	154,541	206,213	339,005	494,215	153,518	90,430	95,575	129,834
Net Assets
Beginning of Period	748,847	542,634	1,699,793	1,205,578	463,538	373,108	511,543	381,709
End of Period	$903,388	$748,847	$2,038,798	$1,699,793	$617,056	$463,538	$607,118	$511,543
(1) Shares Issued and Redeemed:
Shares Issued	22,119	28,733	52,496	66,475	17,473	14,310	17,958	23,287
Shares Issued in Lieu of Cash Distributions	1,381	1,884	4,615	3,137	1,121	1,644	669	924
Shares Redeemed	(8,519)	(9,705)	(21,027)	(22,214)	(3,423)	(7,125)	(8,986)	(10,845)
	14,981	20,912	36,084	47,398	15,171	8,829	9,641	13,366
Accumulated Net Investment Income (Loss)	$9,642	$6,753	$32,365	$54,885	$6,893	$5,195	$1,526	$1,184

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$36.79		$34.59	$31.16	$27.56	$33.51	$38.70
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.60	0.61	0.47	0.42	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	0.59		2.28	3.31	3.57	(5.95)	(5.19)
Total From Investment Operations	0.94		2.88	3.92	4.04	(5.53)	(4.77)
Less Distributions
Net Investment Income	(0.32)		(0.68)	(0.49)	(0.44)	(0.42)	(0.42)
Net Realized Gains	—		—	—	—	—	—
Tax Return of Capital	—		—	—	—	—	—
Total Distributions	(0.32)		(0.68)	(0.49)	(0.44)	(0.42)	(0.42)
Net Asset Value, End of Period	$37.41		$36.79	$34.59	$31.16	$27.56	$33.51
Total Return	2.57	%(C)	8.41%	12.68%	14.90%	(16.64)%	(12.41)%
Net Assets, End of Period (thousands)	$2,425,740		$2,088,128	$1,440,869	$1,017,265	$775,769	$851,921
Ratio of Expenses to Average Net Assets(D)	0.15	%(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.23	%(B)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.87	%(B)	1.78%	1.92%	1.66%	1.43%	1.16%

	Enhanced U.S. Large Company Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$9.82		$9.35	$8.42	$7.41	$8.91	$11.91
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.29	0.09	0.10	0.16	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	0.14		0.37	0.94	1.02	(1.52)	(1.27)
Total From Investment Operations	0.21		0.66	1.03	1.12	(1.36)	(1.21)
Less Distributions
Net Investment Income	(0.18)		(0.19)	(0.10)	(0.11)	(0.14)	(0.68)
Net Realized Gains	—		—	—	—	—	(0.75)
Tax Return of Capital	—		—	—	—	—	(0.36)
Total Distributions	(0.18)		(0.19)	(0.10)	(0.11)	(0.14)	(1.79)
Net Asset Value, End of Period	$9.85		$9.82	$9.35	$8.42	$7.41	$8.91
Total Return	2.11	%(C)	7.08%	12.28%	15.39%	(15.40)%	(11.90)%
Net Assets, End of Period (thousands)	$328,895		$313,543	$221,744	$141,489	$101,329	$90,780
Ratio of Expenses to Average Net Assets(D)	0.26	%(B)	0.34%	0.37%	0.36%	0.37%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.26	%(B)	0.34%	0.37%	0.36%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.33	%(B)	3.11%	0.95%	1.32%	2.00%	0.36%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$21.93		$19.37	$16.14	$13.63	$16.97	$18.36
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.30	0.16	0.20	0.19	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	1.48		2.49	3.28	2.50	(1.51)	1.46
Total From Investment Operations	1.58		2.79	3.44	2.70	(1.32)	1.75
Less Distributions
Net Investment Income	(0.18)		(0.23)	(0.21)	(0.19)	(0.21)	(0.30)
Net Realized Gains	(0.06)		—	—	—	(1.81)	(2.84)
Total Distributions	(0.24)		(0.23)	(0.21)	(0.19)	(2.02)	(3.14)
Net Asset Value, End of Period	$23.27		$21.93	$19.37	$16.14	$13.63	$16.97
Total Return	7.31	%(C)	14.49%	21.48%	20.10%	(8.77)%	10.83%
Net Assets, End of Period (thousands)	$4,958,482		$4,046,083	$2,630,361	$1,709,428	$1,176,711	$1,166,611
Ratio of Expenses to Average Net Assets(D)	0.28	%(B)	0.30%	0.32%	0.31%	0.32%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.28	%(B)	0.30%	0.32%	0.31%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	0.84	%(B)	1.48%	0.89%	1.46%	1.25%	1.59%

	U.S. Small XM Value Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.33		$17.09	$15.14	$12.41	$13.03	$11.06
Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.32	0.86	0.05	0.07	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	1.43		1.59	2.88	4.12	0.18	2.38
Total From Investment Operations	1.47		1.91	3.74	4.17	0.25	2.52
Less Distributions
Net Investment Income	(0.15)		(0.23)	(0.90)	(0.09)	(0.12)	(0.18)
Net Realized Gains	(1.44)		(1.44)	(0.89)	(1.35)	(0.75)	(0.37)
Total Distributions	(1.59)		(1.67)	(1.79)	(1.44)	(0.87)	(0.55)
Net Asset Value, End of Period	$17.21		$17.33	$17.09	$15.14	$12.41	$13.03
Total Return	9.31	%(C)	12.17%	27.36%	38.43%	1.77%	23.77%
Net Assets, End of Period (thousands)	$191,018		$172,595	$159,325	$96,924	$66,954	$69,130
Ratio of Expenses to Average Net Assets(D)	0.46	%(B)	0.47%	0.50%	0.47%	0.50%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.46	%(B)	0.47%	0.48%	0.48%	0.52%	0.47%
Ratio of Net Investment Income to Average Net Assets	0.44	%(B)	1.91%	0.27%	0.41%	0.73%	1.03%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$28.74		$27.71		$23.26		$17.70		$21.11		$18.79
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.29		0.30		0.08		0.08		0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	2.96		2.66		5.73		7.21		0.19		3.95
Total From Investment Operations	3.02		2.95		6.03		7.29		0.27		4.07
Less Distributions
Net Investment Income	(0.08)		(0.26)		(0.38)		(0.07)		(0.12)		(0.13)
Net Realized Gains	(2.26)		(1.66)		(1.20)		(1.66)		(3.56)		(1.62)
Total Distributions	(2.34)		(1.92)		(1.58)		(1.73)		(3.68)		(1.75)
Net Asset Value, End of Period	$29.42		$28.74		$27.71		$23.26		$17.70		$21.11
Total Return	11.46	%(C)	11.32%		27.46%		45.92%		0.71%		23.47%
Net Assets, End of Period (thousands)	$7,734,953		$6,924,234		$5,795,166		$4,209,747		$2,972,651		$2,914,661
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.53	%(B)(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.39	%(B)	1.04%		0.04%		0.46%		0.42%		0.54%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	U.S. Core Equity 1 Portfolio
	Six Months Ended May 31, 2006		For the Period Sept. 15, 2005(a) to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$10.22		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	0.34		0.19
Total From Investment Operations	0.42		0.22
Less Distributions
Net Investment Income	(0.07)		—
Net Realized Gains	—		—
Total Distributions	(0.07)		—
Net Asset Value, End of Period	$10.57		$10.22
Total Return	4.12	%(C)	2.20	%(C)
Net Assets, End of Period (thousands)	$394,040		$123,591
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.24	%(B)	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.52	%(B)	1.85	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio				U.S. Vector Equity Portfolio
	Six Months Ended May 31, 2006		For the Period Sept. 15, 2005(a) to Nov. 30, 2005		For the Period Dec. 30, 2005(a) to May 31, 2006
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$10.24		$10.00		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.03		0.05	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.45		0.21		0.82
Total From Investment Operations	0.53		0.24		0.87
Less Distributions
Net Investment Income	(0.06)		—		(0.02)
Net Realized Gains	—		—		—
Tax Return of Capital	—		—		—
Total Distributions	(0.06)		—		(0.02)
Net Asset Value, End of Period	$10.71		$10.24		$10.85
Total Return	5.22	%(C)	2.40	%(C)	8.65	%(C)
Net Assets, End of Period (thousands)	$537,592		$182,078		$165,493
Ratio of Expenses to Average Net Assets	0.26	%(B)	0.26	%(B)(E)	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.26	%(B)	0.38	%(B)(E)	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.49	%(B)	1.92	%(B)(E)	1.07	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0	%(C)	31	%(C)

	U.S. Small Cap Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$20.75		$19.13		$16.52		$11.97		$14.43		$14.27
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.15		0.05		0.06		0.07		0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.46		1.75		2.67		4.65		(1.16)		1.57
Total From Investment Operations	1.49		1.90		2.72		4.71		(1.09)		1.66
Less Distributions
Net Investment Income	(0.06)		(0.13)		(0.10)		(0.07)		(0.08)		(0.09)
Net Realized Gains	(1.17)		(0.15)		—		(0.09)		(1.29)		(1.41)
Tax Return of Capital	—		—		(0.01)		—		—		—
Total Distributions	(1.23)		(0.28)		(0.11)		(0.16)		(1.37)		(1.50)
Net Asset Value, End of Period	$21.01		$20.75		$19.13		$16.52		$11.97		$14.43
Total Return	7.64	%(C)	10.04%		16.59%		39.89%		(8.73)%		12.70%
Net Assets, End of Period (thousands)	$2,960,576		$2,641,670		$2,137,970		$1,134,027		$646,872		$784,278
Ratio of Expenses to Average Net Assets	0.38	%(B)(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	0.26	%(B)	0.78%		0.22%		0.52%		0.47%		0.62%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.91		$15.06		$13.34		$9.07		$11.09		$11.93
Income From Investment Operations
Net Investment Income (Loss)	0.01	(A)	0.07		0.19		0.03		0.03		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	1.08		1.43		1.93		4.40		(0.29)		1.59
Total From Investment Operations	1.09		1.50		2.12		4.43		(0.26)		1.64
Less Distributions
Net Investment Income	(0.03)		(0.06)		(0.22)		(0.02)		(0.05)		(0.05)
Net Realized Gains	(1.14)		(0.59)		(0.18)		(0.14)		(1.71)		(2.43)
Total Distributions	(1.17)		(0.65)		(0.40)		(0.16)		(1.76)		(2.48)
Net Asset Value, End of Period	$15.83		$15.91		$15.06		$13.34		$9.07		$11.09
Total Return	7.40	%(C)	10.33%		16.34%		49.69%		(3.31)%		17.22%
Net Assets, End of Period (thousands)	$4,450,587		$3,949,511		$3,214,520		$2,622,847		$1,609,472		$1,606,367
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.12	%(B)	0.48%		0.06%		0.25%		0.24%		0.41%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	DFA Real Estate Securities Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$25.75		$23.02	$18.80	$14.91	$15.02	$13.51
Income From Investment Operations
Net Investment Income (Loss)	0.48	(A)	0.82	0.62	0.64	0.54	0.82
Net Gains (Losses) on Securities (Realized and Unrealized)	1.45		3.33	4.47	4.08	0.18	1.49
Total From Investment Operations	1.93		4.15	5.09	4.72	0.72	2.31
Less Distributions
Net Investment Income	(0.34)		(0.86)	(0.71)	(0.75)	(0.75)	(0.80)
Net Realized Gains	(0.41)		(0.56)	(0.16)	(0.08)	(0.08)	—
Total Distributions	(0.75)		(1.42)	(0.87)	(0.83)	(0.83)	(0.80)
Net Asset Value, End of Period	$26.93		$25.75	$23.02	$18.80	$14.91	$15.02
Total Return	7.74	%(C)	18.81%	29.44%	33.48%	5.36%	17.76%
Net Assets, End of Period (thousands)	$2,116,982		$1,836,650	$1,308,898	$783,405	$413,264	$283,732
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.37%	0.39%	0.41%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	3.11%	3.61%	4.19%	4.71%	5.55%
Portfolio Turnover Rate	5	%(C)	3%	6%	2%	2%	6%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Large Cap International Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$19.00		$17.31	$14.65	$12.10	$13.90	$17.30
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)	0.44	0.31	0.25	0.22	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68		1.72	2.86	2.51	(1.79)	(3.38)
Total From Investment Operations	3.01		2.16	3.17	2.76	(1.57)	(3.13)
Less Distributions
Net Investment Income	(0.15)		(0.47)	(0.51)	(0.21)	(0.23)	(0.22)
Net Realized Gains	—		—	—	—	—	(0.05)
Total Distributions	(0.15)		(0.47)	(0.51)	(0.21)	(0.23)	(0.27)
Net Asset Value, End of Period	$21.86		$19.00	$17.31	$14.65	$12.10	$13.90
Total Return	15.92	%(C)	12.73%	22.09%	23.32%	(11.50)%	(18.42)%
Net Assets, End of Period (thousands)	$1,396,925		$1,125,455	$844,883	$504,123	$337,367	$344,871
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.37%	0.41%	0.43%	0.44%	0.45%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.30	%(B)	0.37%	0.41%	0.43%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	3.14	%(B)	2.41%	2.07%	2.10%	1.74%	1.65%
Portfolio Turnover Rate	2	%(C)	4%	1%	1%	9%	4%

	International Core Equity Portfolio
	Six Months Ended May 31, 2006		For the Period Sept. 15, 2005(a) to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$10.07		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.58		0.03
Total From Investment Operations	1.77		0.07
Less Distributions
Net Investment Income	(0.04)		—
Net Realized Gains	—		—
Total Distributions	(0.04)		—
Net Asset Value, End of Period	$11.80		$10.07
Total Return	17.59	%(C)	0.70	%(C)
Net Assets, End of Period (thousands)	$408,422		$121,249
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.49	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.48	%(B)	0.90	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.36	%(B)	1.89	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$16.19	$14.12	$11.00	$7.41	$7.67	$8.49
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.31	(A)	0.22	0.16	0.14	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.57	2.38	3.24	3.57	(0.25)	(0.67)
Total From Investment Operations	2.78	2.69	3.46	3.73	(0.11)	(0.52)
Less Distributions
Net Investment Income	(0.12)	(0.29)	(0.34)	(0.14)	(0.15)	(0.17)
Net Realized Gains	(0.78)	(0.33)	—	—	—	(0.13)
Total Distributions	(0.90)	(0.62)	(0.34)	(0.14)	(0.15)	(0.30)
Net Asset Value, End of Period	$18.07	$16.19	$14.12	$11.00	$7.41	$7.67
Total Return	17.87	%(C)	19.74%	32.10%	51.28%	(1.39)%	(6.36)%
Net Assets, End of Period (thousands)	$3,837,803	$2,725,231	$1,658,184	$909,887	$464,578	$356,200
Ratio of Expenses to Average Net Assets(D)	0.56	%(B)	0.64%	0.69%	0.71%	0.71%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.56	%(B)	0.64%	0.69%	0.71%	0.71%	0.72%
Ratio of Net Investment Income to Average Net Assets	2.42	%(B)	2.05%	1.82%	1.97%	1.83%	2.02%

Japanese Small Company Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$17.97	$13.99	$10.80	$7.49	$8.42	$9.90
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.16	(A)	0.22	0.05	0.06	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.28	4.00	3.16	3.35	(0.90)	(1.46)
Total From Investment Operations	1.41	4.16	3.38	3.40	(0.84)	(1.37)
Less Distributions
Net Investment Income	(0.12)	(0.18)	(0.19)	(0.09)	(0.09)	(0.11)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.12)	(0.18)	(0.19)	(0.09)	(0.09)	(0.11)
Net Asset Value, End of Period	$19.26	$17.97	$13.99	$10.80	$7.49	$8.42
Total Return	7.82	%(C)	30.13%	31.79%	46.01%	(9.96)%	(13.94)%
Net Assets, End of Period (thousands)	$198,558	$169,995	$65,879	$22,713	$51,819	$76,570
Ratio of Expenses to Average Net Assets(D)	0.61	%(B)	0.68%	0.73%	0.75%	0.74%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.57	%(B)	0.68%	0.79%	0.85%	0.75%	0.74%
Ratio of Net Investment Income to Average Net Assets	1.27	%(B)	1.03%	1.01%	1.18%	0.76%	0.93%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Asia Pacific Small Company Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.28		$14.54	$12.10	$7.92	$7.70	$7.89
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.70	0.50	(0.13)	0.24	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.99		0.54	2.58	4.69	0.27	(0.06)
Total From Investment Operations	2.25		1.24	3.08	4.56	0.51	0.19
Less Distributions
Net Investment Income	(0.34)		(0.50)	(0.64)	(0.38)	(0.29)	(0.38)
Net Realized Gains	—		—	—	—	—	—
Total Distributions	(0.34)		(0.50)	(0.64)	(0.38)	(0.29)	(0.38)
Net Asset Value, End of Period	$17.19		$15.28	$14.54	$12.10	$7.92	$7.70
Total Return	15.08	%(C)	8.81%	26.73%	60.57%	6.92%	2.32%
Net Assets, End of Period (thousands)	$56,558		$38,927	$26,735	$20,378	$54,185	$74,185
Ratio of Expenses to Average Net Assets(D)	0.65	%(B)	0.74%	0.80%	0.78%	0.79%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.65	%(B)	0.86%	0.96%	0.88%	0.80%	0.75%
Ratio of Net Investment Income to Average Net Assets	3.13	%(B)	3.89%	3.29%	2.87%	3.23%	3.18%

United Kingdom Small Company Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$24.65	$23.47	$19.26	$14.24	$16.23	$19.31
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)	0.64	(A)	0.48	0.62	0.50	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	4.18	2.15	4.87	5.26	(1.23)	(1.26)
Total From Investment Operations	4.51	2.79	5.35	5.88	(0.73)	(0.79)
Less Distributions
Net Investment Income	(0.39)	(0.59)	(1.14)	(0.54)	(0.48)	(0.63)
Net Realized Gains	(1.22)	(1.02)	—	(0.32)	(0.78)	(1.66)
Total Distributions	(1.61)	(1.61)	(1.14)	(0.86)	(1.26)	(2.29)
Net Asset Value, End of Period	$27.55	$24.65	$23.47	$19.26	$14.24	$16.23
Total Return	19.17	%(C)	12.35%	29.05%	44.01%	(5.13)%	(5.36)%
Net Assets, End of Period (thousands)	$24,885	$20,578	$15,816	$12,209	$28,985	$41,143
Ratio of Expenses to Average Net Assets(D)	0.60	%(B)	0.70%	0.74%	0.73%	0.73%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.66	%(B)	0.89%	1.04%	0.96%	0.80%	0.79%
Ratio of Net Investment Income to Average Net Assets	2.48	%(B)	2.70%	2.21%	2.83%	2.55%	2.38%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$15.78		$14.12		$12.60		$8.93		$9.96		$12.33
Income From Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.21		0.17		0.49		0.23		0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.82		2.28		3.64		3.83		0.02		(0.85)
Total From Investment Operations	4.06		2.49		3.81		4.32		0.25		(0.58)
Less Distributions
Net Investment Income	(0.10)		(0.30)		(0.50)		(0.22)		(0.27)		(0.32)
Net Realized Gains	(1.56)		(0.53)		(1.79)		(0.43)		(1.01)		(1.47)
Total Distributions	(1.66)		(0.83)		(2.29)		(0.65)		(1.28)		(1.79)
Net Asset Value, End of Period	$18.18		$15.78		$14.12		$12.60		$8.93		$9.96
Total Return	28.17	%(C)	18.42%		35.91%		52.10%		2.71%		(5.85)%
Net Assets, End of Period (thousands)	$72,924		$52,061		$33,839		$24,376		$60,743		$82,883
Ratio of Expenses to Average Net Assets	0.63	%(B)(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)	0.78	%(D)	0.76	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.62	%(B)(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)	0.78	%(D)	0.76	%(D)
Ratio of Net Investment Income to Average Net Assets	2.79	%(B)	1.77%		1.56%		2.07%		1.84%		2.28%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA International Small Cap Value Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$17.57	$15.16	$11.52	$7.42	$7.39	$7.84
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.40	(A)	0.23	0.16	0.15	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	3.00	2.77	3.85	4.09	0.06	(0.20)
Total From Investment Operations	3.21	3.17	4.08	4.25	0.21	(0.01)
Less Distributions
Net Investment Income	(0.17)	(0.36)	(0.35)	(0.15)	(0.18)	(0.18)
Net Realized Gains	(0.79)	(0.40)	(0.09)	—	—	(0.26)
Total Distributions	(0.96)	(0.76)	(0.44)	(0.15)	(0.18)	(0.44)
Net Asset Value, End of Period	$19.82	$17.57	$15.16	$11.52	$7.42	$7.39
Total Return	18.92	%(C)	21.75%	36.34%	58.44%	2.95%	(0.15)%
Net Assets, End of Period (thousands)	$5,529,874	$4,128,428	$2,215,523	$1,095,697	$576,537	$492,911
Ratio of Expenses to Average Net Assets	0.70	%(B)	0.75%	0.78%	0.81%	0.83%	0.83%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.70	%(B)	0.75%	0.78%	0.81%	0.83%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	2.44%	1.63%	1.75%	1.87%	2.36%
Portfolio Turnover Rate	6	%(C)	13%	10%	10%	21%	13%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$19.89		$15.61		$11.87	$8.65	$8.62	$9.52
Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.58	(A)	0.27	0.16	0.10	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	1.66		4.13		3.80	3.18	0.05	(0.96)
Total From Investment Operations	1.91		4.71		4.07	3.34	0.15	(0.84)
Less Distributions
Net Investment Income	(0.25)		(0.43)		(0.33)	(0.12)	(0.12)	(0.06)
Net Realized Gains	—		—		—	—	—	—
Total Distributions	(0.25)		(0.43)		(0.33)	(0.12)	(0.12)	(0.06)
Net Asset Value, End of Period	$21.55		$19.89		$15.61	$11.87	$8.65	$8.62
Total Return	9.66	%(C)	30.65%		34.95%	39.13%	1.71%	(8.95)%
Net Assets, End of Period (thousands)	$2,047,294		$1,805,186		$1,131,778	$594,076	$333,866	$298,036
Ratio of Expenses to Average Net Assets(D)	0.62	%(B)	0.69%		0.74%	0.78%	0.78%	0.90%
Ratio of Net Investment Income to Average Net Assets	2.21	%(B)	3.28%		2.20%	1.79%	1.20%	1.50%

Emerging Markets Small Cap Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$13.37	$11.44	$8.74	$5.89	$5.33	$6.79
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.27	(A)	0.11	0.10	0.06	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.95	2.37	2.85	2.88	0.54	(0.65)
Total From Investment Operations	2.13	2.64	2.96	2.98	0.60	(0.55)
Less Distributions
Net Investment Income	(0.06)	(0.22)	(0.19)	(0.07)	(0.04)	(0.06)
Net Realized Gains	(0.31)	(0.49)	(0.07)	(0.06)	—	(0.85)
Total Distributions	(0.37)	(0.71)	(0.26)	(0.13)	(0.04)	(0.91)
Net Asset Value, End of Period	$15.13	$13.37	$11.44	$8.74	$5.89	$5.33
Total Return	16.30	%(C)	24.27%	34.55%	51.84%	11.23%	(9.44)%
Net Assets, End of Period (thousands)	$663,315	$482,378	$190,028	$84,353	$26,516	$15,172
Ratio of Expenses to Average Net Assets(D)	0.82	%(B)	0.97%	1.04%	1.12%	1.20%	1.56%
Ratio of Net Investment Income to Average Net Assets	2.36	%(B)	2.21%	1.41%	1.81%	1.31%	1.18%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio
	Six Months Ended May 31, 2006		For the Period April 5, 2005 (a) to Nov. 30, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$11.54		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17		1.51
Total From Investment Operations	1.36		1.61
Less Distributions
Net Investment Income	(0.04)		(0.07)
Net Realized Gains	—		—
Total Distributions	(0.04)		(0.07)
Net Asset Value, End of Period	$12.86		$11.54
Total Return	11.85	%(C)	16.12	%(C)
Net Assets, End of Period (thousands)	$460,948		$218,563
Ratio of Expenses to Average Net Assets	0.81	%(B)	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.77	%(B)	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.83	%(B)	1.79	%(B)(E)
Portfolio Turnover Rate	5	%(C)	2	%(C)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.14		$10.20		$10.30		$10.39		$10.31		$10.21
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.28		0.25		0.16		0.27		0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		(0.05)		(0.10)		0.03		0.08		0.11
Total From Investment Operations	0.20		0.23		0.15		0.19		0.35		0.62
Less Distributions
Net Investment Income	(0.18)		(0.29)		(0.25)		(0.16)		(0.27)		(0.52)
Net Realized Gains	—		—		—		(0.12)		—		—
Total Distributions	(0.18)		(0.29)		(0.25)		(0.28)		(0.27)		(0.52)
Net Asset Value, End of Period	$10.16		$10.14		$10.20		$10.30		$10.39		$10.31
Total Return	2.01	%(C)	2.24%		1.08%		1.85%		3.43%		6.21%
Net Assets, End of Period (thousands)	$2,299,544		$1,953,884		$1,738,574		$1,454,736		$992,307		$739,847
Ratio of Expenses to Average Net Assets	0.18	%(B)(D)	0.19	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.18	%(B)(D)	0.19	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)
Ratio of Net Investment Income to Average Net Assets	3.53	%(B)	2.78%		1.40%		1.45%		2.56%		5.04%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$9.88		$9.92		$10.08		$10.19		$9.95		$10.05
Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.31		0.25		0.22		0.25		0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.14		(0.14)		(0.14)		0.01		0.20		0.45
Total From Investment Operations	0.18		0.17		0.11		0.23		0.45		0.64
Less Distributions
Net Investment Income	(0.14)		(0.21)		(0.27)		(0.34)		(0.21)		(0.56)
Net Realized Gains	—		—		—		—		—		—
Tax Return of Capital	—		—		—		—		—		(0.18)
Total Distributions	(0.14)		(0.21)		(0.27)		(0.34)		(0.21)		(0.74)
Net Asset Value, End of Period	$9.92		$9.88		$9.92		$10.08		$10.19		$9.95
Total Return	1.84	%(C)	1.77%		1.08%		2.26%		4.54%		6.75%
Net Assets, End of Period (thousands)	$2,243,255		$1,992,869		$1,674,972		$1,195,072		$799,214		$596,119
Ratio of Expenses to Average Net Assets	0.19	%(B)(D)	0.21	%(D)	0.23	%(D)	0.25	%(D)	0.25	%(D)	0.27	%(D)
Ratio of Net Investment Income to Average Net Assets	0.74	%(B)	3.25%		1.35%		1.68%		2.58%		1.34%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	DFA Five-Year Government Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.41		$10.64	$11.11	$11.05	$10.56	$10.32
Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.35	0.33	0.34	0.41	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)		(0.24)	(0.01)	0.10	0.51	0.32
Total From Investment Operations	0.18		0.11	0.32	0.44	0.92	0.81
Less Distributions
Net Investment Income	(0.20)		(0.34)	(0.41)	(0.38)	(0.43)	(0.57)
Net Realized Gains	—		—	(0.38)	—	—	—
Tax Return of Capital	—		—	—	—	—	—
Total Distributions	(0.20)		(0.34)	(0.79)	(0.38)	(0.43)	(0.57)
Net Asset Value, End of Period	$10.39		$10.41	$10.64	$11.11	$11.05	$10.56
Total Return	1.71	%(C)	1.02%	3.02%	4.02%	9.06%	8.18%
Net Assets, End of Period (thousands)	$903,388		$748,847	$542,634	$402,992	$315,290	$243,880
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.25%	0.27%	0.27%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	4.28	%(B)	3.47%	3.21%	3.20%	4.09%	4.79%
Portfolio Turnover Rate	63	%(C)	36%	45%	149%	19%	189%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$10.48	$10.50	$10.92	$10.93	$10.50	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.34	(A)	0.26	0.33	0.33	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	(0.11)	0.06	0.15	0.44	0.22
Total From Investment Operations	0.10	0.23	0.32	0.48	0.77	0.72
Less Distributions
Net Investment Income	(0.30)	(0.25)	(0.32)	(0.39)	(0.33)	(0.72)
Net Realized Gains	—	—	(0.42)	(0.10)	(0.01)	—
Total Distributions	(0.30)	(0.25)	(0.74)	(0.49)	(0.34)	(0.72)
Net Asset Value, End of Period	$10.28	$10.48	$10.50	$10.92	$10.93	$10.50
Total Return	0.95	%(C)	2.15%	3.04%	4.45%	7.55%	7.23%
Net Assets, End of Period (thousands)	$2,038,798	$1,699,793	$1,205,578	$969,439	$761,717	$628,936
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.33%	0.34%	0.34%	0.35%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	3.22%	3.12%	3.23%	4.09%	4.04%
Portfolio Turnover Rate	61	%(C)	69%	90%	103%	79%	113%

	DFA Intermediate Government Fixed Income Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$11.45		$11.79	$12.14	$12.39	$11.90	$11.18
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.52	0.55	0.62	0.65	0.65
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.31)		(0.29)	(0.05)	(0.02)	0.48	0.71
Total From Investment Operations	(0.05)		0.23	0.50	0.60	1.13	1.36
Less Distributions
Net Investment Income	(0.25)		(0.53)	(0.56)	(0.65)	(0.64)	(0.64)
Net Realized Gains	(0.06)		(0.04)	(0.29)	(0.20)	—	—
Total Distributions	(0.31)		(0.57)	(0.85)	(0.85)	(0.64)	(0.64)
Net Asset Value, End of Period	$11.09		$11.45	$11.79	$12.14	$12.39	$11.90
Total Return	(0.46	)%(C)	1.87%	4.21%	4.86%	9.95%	12.57%
Net Assets, End of Period (thousands)	$617,056		$463,538	$373,108	$316,234	$300,059	$310,661
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.15%	0.17%	0.17%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	4.69	%(B)	4.61%	4.72%	4.91%	5.37%	5.60%
Portfolio Turnover Rate	0	%(C)	16%	6%	23%	14%	17%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	For the Period Aug. 20, 2002(a) to Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$9.99		$10.09	$10.13	$9.97	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.22	0.17	0.16	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)		(0.11)	(0.04)	0.15	(0.04)
Total From Investment Operations	0.12		0.11	0.13	0.31	—
Less Distributions
Net Investment Income	(0.13)		(0.21)	(0.17)	(0.15)	(0.03)
Net Realized Gains	—		—	—	—	—
Total Distributions	(0.13)		(0.21)	(0.17)	(0.15)	(0.03)
Net Asset Value, End of Period	$9.98		$9.99	$10.09	$10.13	$9.97
Total Return	1.16	%(C)	1.11%	1.27%	3.17%	(0.03	)%(C)
Net Assets, End of Period (thousands)	$607,118		$511,543	$381,709	$213,389	$78,819
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.30%	0.30%	0.30%	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.24	%(B)	0.29%	0.33%	0.34%	0.75	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.60	%(B)	2.22%	1.73%	1.60%	1.71	%(B)(E)
Portfolio Turnover Rate	0	%(C)	2%	6%	0%	0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-one operational portfolios, of which twenty-eight (the "Portfolios") are included in this report and the remaining thirteen are presented in separate reports.

Of the Portfolios, sixteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 05/31/06
U.S. Large Company Portfolio	The U.S. Large Company Series	55%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	70%

U.S. Small XM Value Portfolio	The U.S. Small XM Value Series	100%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	92%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	91%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

International Small Company Portfolio	The Japanese Small Company Series	82%

	The Asia Pacific Small Company Series	86%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	91%

Japanese Small Company Portfolio	The Japanese Small Company Series	14%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	10%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%

Continental Small Company Portfolio	The Continental Small Company Series	5%

Emerging Markets Portfolio	The Emerging Markets Series	98%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	93%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	100%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series	95%

Each Feeder Fund invests solely in a corresponding Master Fund, with the exception of the International Small Company Portfolio, which invests in the four Master Funds indicated. The International Small Company Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended May 31, 2006, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

Emerging Markets Core Equity Portfolio	0.55%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

For the six months ended May 31, 2006, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio*	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Small XM Value Portfolio	0.30%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

* Effective April 1, 2006, U.S. Large Company Portfolio's effective annual rate of average daily net assets changed from 0.125% to 0.095%.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2007, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2006, the Portfolios had the following effective rates based on a percentage of average net assets on an annualized basis. During the six-months ended May 31, 2006, the Advisor received reimbursements of previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2009 are reflected below (amounts in thousands). The Portfolio's are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of reimbursement.

Portfolios	Effective Rates	Reimbursements of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Reimbursement
U.S. Large Company Portfolio (1)	0.15%	$17	$6,096
Enhanced U.S. Large Company Portfolio (2)	0.45%	—	—
U.S. Small XM Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (3)	0.23%	5	36
U.S. Core Equity 2 Portfolio (3)	0.26%	12	31
U.S. Vector Equity Portfolio (3)	0.36%	—	21
International Core Equity Portfolio (3)	0.49%	43	57
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	36	3
Asia Pacific Small Company Portfolio (4)	0.47%	7	94
United Kingdom Small Company Portfolio (4)	0.47%	1	103
Continental Small Company Portfolio (4)	0.47%	5	92
Emerging Markets Portfolio (1)	1.00%	—	—
Emerging Markets Core Equity Portfolio (5)	0.85%	102	—
DFA Short-Term Municipal Bond Portfolio (6)	0.30%	121	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses, including the expenses the Portfolio bears as a shareholder of its Master Fund, to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses, including the expenses the Portfolio bears as a shareholder of its Master Fund, exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume a Portfolio's expenses to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to see reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) Effective December 1, 2005, pursuant to an amended and restated Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses to the extent necessary to limit the expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

For the period April 1, 2005 through November 30, 2005, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had agreed to waive all or a portion of its advisory fee to reduce the Portfolio's expenses up to the amount of its total advisory fee when the Portfolio's total expenses exceeded 1.00% of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's expenses to exceed 1.00% of its average net assets or after December 1, 2005, 0.85% of its average net assets, on an annualized basis.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses up to the amount of its total advisory fee when its total expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $62. The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$44

Enhanced U.S. Large Company Portfolio	6

U.S. Large Cap Value Portfolio	86

U.S. Small XM Value Portfolio	4

U.S. Small Cap Value Portfolio	146

U.S. Core Equity 1 Portfolio	5

U.S. Core Equity 2 Portfolio	6

U.S. Vector Equity Portfolio	3

U.S. Small Cap Portfolio	56

U.S. Micro Cap Portfolio	85

DFA Real Estate Securities Portfolio	39

Large Cap International Portfolio	25

International Core Equity Portfolio	5

International Small Company Portfolio	65

Japanese Small Company Portfolio	4

Asia Pacific Small Company Portfolio	1

United Kingdom Small Company Portfolio	—

Continental Small Company Portfolio	$1

DFA International Small Cap Value Portfolio	96

Emerging Markets Portfolio	41

Emerging Markets Small Cap Portfolio	12

Emerging Markets Core Equity Portfolio	7

DFA One-Year Fixed Income Portfolio	43

DFA Two-Year Global Fixed Income Portfolio	41

DFA Five-Year Government Portfolio	16

DFA Five-Year Global Fixed Income Portfolio	36

DFA Intermediate Government Fixed Income Portfolio	10

DFA Short-Term Municipal Bond Portfolio	11

E. Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Core Equity 1 Portfolio	—	—	$271,631	$1,721
U.S. Core Equity 2 Portfolio	—	—	349,289	2,807
U.S. Vector Equity Portfolio	—	—	200,246	46,308
DFA Real Estate Securities Portfolio	—	—	285,367	107,351
Large Cap International Portfolio	—	—	124,314	20,876
International Core Equity Portfolio	—	—	258,511	2,224
DFA International Small Cap Value Portfolio	—	—	898,651	305,561
Emerging Markets Core Equity Portfolio	—	—	240,355	18,463
DFA Five-Year Government Portfolio	$607,575	$494,311	—	—
DFA Five-Year Global Fixed Income Portfolio	165,891	104,466	1,078,715	968,222
DFA Intermediate Government Fixed Income Portfolio	169,770	2,027	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	16,519	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Small XM Value Portfolio	$(22)	—	$22
U.S. Small Cap Value Portfolio	34,621	$(6,985)	(27,636)

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Small Cap Portfolio	$10,350	$(2,300)	$(8,050)
U.S. Micro Cap Portfolio	9,232	(2,070)	(7,162)
DFA Real Estate Securities Portfolio	(3)	4,138	(4,135)
Large Cap International Portfolio	(43)	124	(81)
International Core Equity Portfolio	—	(91)	91
International Small Company Portfolio	6,072	1,120	(7,192)
Japanese Small Company Portfolio	(1,532)	109	1,423
Asia Pacific Small Company Portfolio	223	202	(425)
United Kingdom Small Company Portfolio	—	(16)	16
Continental Small Company Portfolio	—	(562)	562
DFA International Small Cap Value Portfolio	7,840	2,970	(10,810)
Emerging Markets Portfolio	—	(1,613)	1,613
Emerging Markets Small Cap Portfolio	—	(706)	706
Emerging Markets Core Equity Portfolio	—	(373)	373
DFA Five-Year Global Fixed Income Portfolio	—	38,540	(38,540)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
U.S. Large Company Portfolio
2005	$31,675	—	—	$31,675
2004	17,869	—	—	17,869
Enhanced U.S. Large Company Portfolio
2005	4,954	—	—	4,954
2004	1,797	—	$86	1,883
U.S. Large Cap Value Portfolio
2005	34,948	—	—	34,948
2004	23,826	—	1,025	24,851
U.S. Small XM Value Portfolio
2005	9,894	$5,689	—	15,583
2004	6,606	6,040	—	12,646
U.S. Small Cap Value Portfolio
2005	121,647	284,777	—	406,424
2004	69,276	216,598	—	285,874
U.S. Small Cap Portfolio
2005	32,449	—	—	32,449
2004	7,229	—	1,515	8,744
U.S. Micro Cap Portfolio
2005	63,821	76,559	—	140,380
2004	43,268	35,395	—	78,663

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA Real Estate Securities Portfolio
2005	$54,162	$29,137	—	$83,299
2004	40,062	6,193	—	46,255
Large Cap International Portfolio
2005	25,310	—	—	25,310
2004	20,560	—	—	20,560
International Small Company Portfolio
2005	43,366	37,025	—	80,391
2004	32,182	—	—	32,182
Japanese Small Company Portfolio
2005	1,062	—	—	1,062
2004	396	—	—	396
Asia Pacific Small Company Portfolio
2005	996	—	—	996
2004	1,138	—	—	1,138
United Kingdom Small Company Portfolio
2005	568	538	—	1,106
2004	723	—	—	723
Continental Small Company Portfolio
2005	841	1,241	—	2,082
2004	1,260	3,086	—	4,346
DFA International Small Cap Value Portfolio
2005	71,235	58,589	—	129,824
2004	38,541	8,285	—	46,826
Emerging Markets Portfolio
2005	34,905	—	—	34,905
2004	19,202	—	—	19,202
Emerging Markets Small Cap Portfolio
2005	7,916	6,395	—	14,311
2004	2,550	432	—	2,982
Emerging Markets Core Equity Portfolio
2005	702	—	—	702
DFA One-Year Fixed Income Portfolio
2005	56,058	—	—	56,058
2004	34,046	—	—	34,046
DFA Two-Year Global Fixed Income Portfolio
2005	39,243	—	—	39,243
2004	35,146	—	$407	35,553
DFA Five-Year Government Portfolio
2005	20,081	—	—	20,081
2004	17,118	13,159	—	30,277

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Five-Year Global Fixed Income Portfolio
2005	$33,648	—	$33,648
2004	39,545	$30,038	69,583
DFA Intermediate Government Fixed Income Portfolio
2005	18,785	1,145	19,930
2004	16,177	6,872	23,049
DFA Short-Term Municipal Bond Portfolio
2005	9,493	—	9,493
2004	5,043	—	5,043

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Small Cap Value Portfolio	$6,271	$26,169	$32,440
U.S. Small Cap Portfolio	2,309	8,041	10,350
U.S. Micro Cap Portfolio	1,856	6,035	7,891
International Small Company Portfolio	2,115	3,957	6,072
DFA International Small Cap Value Portfolio	3,248	4,592	7,840

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Large Company Portfolio	$9,309	—	$(34,734)	$(25,425)
Enhanced U.S. Large Company Portfolio	3,383	—	(2,537)	846
U.S. Large Cap Value Portfolio	13,555	$1,764	—	15,319
U.S. Small XM Value Portfolio	887	10,265	—	11,152
U.S. Small Cap Value Portfolio	—	505,072	—	505,072
U.S. Core Equity 1 Portfolio	394	—	—	394
U.S. Core Equity 2 Portfolio	528	—	—	528
U.S. Small Cap Portfolio	2,223	117,489	—	119,712
U.S. Micro Cap Portfolio	2,280	208,456	—	210,736
DFA Real Estate Securities Portfolio	27,160	11,397	—	38,557
Large Cap International Portfolio	6,787	—	(19,322)	(12,535)
International Core Equity Portfolio	245	—	(21)	224
International Small Company Portfolio	29,598	118,420	—	148,018
Japanese Small Company Portfolio	778	—	(46,105)	(45,327)
Asia Pacific Small Company Portfolio	590	—	(12,865)	(12,275)
United Kingdom Small Company Portfolio	344	850	—	1,194
Continental Small Company Portfolio	327	5,098	—	5,425
DFA International Small Cap Value Portfolio	54,556	160,035	—	214,591
Emerging Markets Portfolio	16,553	—	(11,761)	4,792

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
Emerging Markets Small Cap Portfolio	$3,597	$8,330	—	$11,927
Emerging Markets Core Equity Portfolio	385	—	—	385
DFA One-Year Fixed Income Portfolio	171	—	$(5,201)	(5,030)
DFA Two-Year Global Fixed Income Portfolio	20,158	—	—	20,158
DFA Five-Year Government Portfolio	6,765	—	(7,679)	(914)
DFA Five-Year Global Fixed Income Portfolio	43,875	—	(17,425)	26,450
DFA Intermediate Government Fixed Income Portfolio	5,205	2,622	—	7,827
DFA Short-Term Municipal Bond Portfolio	1,214	—	(17)	1,197

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2006	2007	2008	2009	2010	2011	2012	2013	Total
U.S. Large Company Portfolio	—	—	—	—	—	$28,579	—	$6,155	$34,734
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	2,535	—	2	2,537
Large Cap International Portfolio	—	—	—	$357	$18,180	533	—	252	19,322
International Core Equity Portfolio	—	—	—	—	—	—	—	21	21
Japanese Small Company Portfolio	$7,918	$2,827	$632	3,508	4,453	19,912	$3,800	3,055	46,105
Asia Pacific Small Company Portfolio	—	566	—	906	3,164	6,171	1,151	907	12,865
Emerging Markets Portfolio	—	—	—	—	4,389	7,372	—	—	11,761
DFA One-Year Fixed Income Portfolio	—	—	—	—	—	—	676	4,525	5,201
DFA Five-Year Government Portfolio	—	—	—	—	—	—	884	6,795	7,679
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	—	—	5,041	12,384	17,425
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	17	—	17

During the year ended November 30, 2005, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands) :

Enhanced U.S. Large Company Portfolio	$39
U.S. Large Cap Value Portfolio	1,214
Emerging Markets Portfolio	34,172
DFA Two-Year Global Fixed Income Portfolio	216

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following Portfolios had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$6,977	$214
International Core Equity Portfolio	2	—
International Small Company Portfolio	6,210	5,149

	Mark to Market	Realized Gains
Japanese Small Company Portfolio	$476	$191
Asia Pacific Small Company Portfolio	771	340
United Kingdom Small Company Portfolio	104	17
Continental Small Company Portfolio	75	610
DFA International Small Cap Value Portfolio	13,323	9,240
Emerging Markets Portfolio	2,882	310
Emerging Markets Small Cap Portfolio	129	154

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,052,396	$507,804	$(134,209)	$373,595
Enhanced U.S. Large Company Portfolio	325,964	37,305	(34,345)	2,960
U.S. Large Cap Value Portfolio	3,870,319	1,199,209	(110,329)	1,088,880
U.S. Small XM Value Portfolio	156,305	37,669	(2,914)	34,755
U.S. Small Cap Value Portfolio	5,588,818	2,329,507	(181,123)	2,148,384
U.S. Core Equity 1 Portfolio	426,585	17,672	(14,567)	3,105
U.S. Core Equity 2 Portfolio	571,936	29,662	(18,541)	11,121
U.S. Vector Equity Portfolio	172,146	11,527	(7,124)	4,403
U.S. Small Cap Portfolio	2,443,629	593,898	(76,058)	517,840
U.S. Micro Cap Portfolio	3,357,980	1,363,619	(269,362)	1,094,257
DFA Real Estate Securities Portfolio	1,660,245	651,998	(6,504)	645,494
Large Cap International Portfolio	1,344,930	403,191	(38,877)	364,314
International Core Equity Portfolio	433,188	35,919	(7,542)	28,377
International Small Company Portfolio	2,829,734	1,077,652	(69,539)	1,008,113
Japanese Small Company Portfolio	271,115	64,174	(136,679)	(72,505)
Asia Pacific Small Company Portfolio	74,530	48,962	(66,916)	(17,954)
United Kingdom Small Company Portfolio	14,643	68,845	(58,605)	10,240
Continental Small Company Portfolio	45,047	85,977	(58,078)	27,899
DFA International Small Cap Value Portfolio	5,055,447	1,626,775	(143,144)	1,483,631
Emerging Markets Portfolio	1,272,367	831,984	(56,240)	775,744
Emerging Markets Small Cap Portfolio	519,920	162,042	(18,390)	143,652
Emerging Markets Core Equity Portfolio	421,461	52,540	(17,821)	34,719
DFA One-Year Fixed Income Portfolio	2,310,261	4,235	(14,705)	(10,470)
DFA Two-Year Global Fixed Income Portfolio	2,254,475	—	(11,003)	(11,003)
DFA Five-Year Government Portfolio	898,474	—	(2,844)	(2,844)
DFA Five-Year Global Fixed Income Portfolio	1,957,399	52,026	(9,074)	42,952
DFA Intermediate Government Fixed Income Portfolio	629,338	4,006	(17,293)	(13,287)
DFA Short-Term Municipal Bond Portfolio	606,344	81	(6,448)	(6,367)

G. Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities and Futures	Accumulated Net Realized Foreign Exchange Gain (Loss)	Deferred Thailand Capital Gains Tax	Unrealized Appreciation (Depreciation) of Investment Securities, Futures and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Number of Shares Authorized
U.S. Large Company Portfolio	$2,078,794	$11,747	$(94,590)	—	—	$429,789	—	$2,425,740	200,000,000
Enhanced U.S. Large Company Portfolio	324,435	(111)	(32,734)	—	—	37,305	—	328,895	100,000,000
U.S. Large Cap Value Portfolio	3,742,202	(1,775)	18,846	—	—	1,199,209	—	4,958,482	350,000,000
U.S. Small XM Value Portfolio	144,121	(162)	9,390	—	—	37,669	—	191,018	100,000,000
U.S. Small Cap Value Portfolio	4,970,704	(5,938)	440,680	—	—	2,329,507	—	7,734,953	500,000,000
U.S. Core Equity 1 Portfolio	389,402	1,253	280	—	—	3,105	—	394,040	100,000,000
U.S. Core Equity 2 Portfolio	524,208	1,755	508	—	—	11,121	—	537,592	100,000,000
U.S. Vector Equity Portfolio	155,029	481	5,577	—	—	4,406	—	165,493	100,000,000
U.S. Small Cap Portfolio	2,305,882	(2,400)	63,195	—	—	593,899	—	2,960,576	250,000,000
U.S. Micro Cap Portfolio	3,023,291	(4,516)	229,845	—	—	1,201,967	—	4,450,587	500,000,000
DFA Real Estate Securities Portfolio	1,428,373	(218)	41,791	—	—	647,036	—	2,116,982	150,000,000
Large Cap International Portfolio	1,033,397	11,269	(13,092)	$111	—	365,138	$102	1,396,925	150,000,000
International Core Equity Portfolio	375,296	4,411	248	(43)	—	28,471	39	408,422	100,000,000
International Small Company Portfolio	2,705,074	30,797	92,755	132	—	1,008,653	392	3,837,803	350,000,000
Japanese Small Company Portfolio	318,064	431	(50,223)	(24)	—	(69,727)	37	198,558	50,000,000
Asia Pacific Small Company Portfolio	88,239	(308)	(13,461)	(2)	—	(17,906)	(4)	56,558	50,000,000
United Kingdom Small Company Portfolio	14,054	33	543	6	—	10,247	2	24,885	70,000,000
Continental Small Company Portfolio	42,814	650	1,514	6	—	27,899	41	72,924	50,000,000
DFA International Small Cap Value Portfolio	3,846,088	30,060	168,828	202	—	1,484,088	608	5,529,874	450,000,000
Emerging Markets Portfolio	1,259,280	14,372	(623)	82	$(2,747)	777,049	(119)	2,047,294	200,000,000
Emerging Markets Small Cap Portfolio	493,583	5,373	21,438	(77)	(602)	143,652	(52)	663,315	100,000,000
Emerging Markets Core Equity Portfolio	420,290	4,784	1,649	(478)	(104)	34,821	(14)	460,948	100,000,000
DFA One-Year Fixed Income Portfolio	2,316,059	(177)	(20,573)	—	—	4,235	—	2,299,544	400,000,000
DFA Two-Year Global Fixed Income Portfolio	2,255,069	(595)	(10,805)	—	—	(414)	—	2,243,255	400,000,000
DFA Five-Year Government Portfolio	918,468	9,642	(21,878)	—	—	(2,844)	—	903,388	150,000,000
DFA Five-Year Global Fixed Income Portfolio	2,075,114	32,365	(36,803)	(85,651)	—	42,895	10,878	2,038,798	350,000,000
DFA Intermediate Government Fixed Income Portfolio	623,403	6,893	47	—	—	(13,287)	—	617,056	100,000,000
DFA Short-Term Municipal Bond Portfolio	611,976	1,526	(17)	—	—	(6,367)	—	607,118	100,000,000

H. Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Forward Currency Contracts: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2006, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2006	Unrealized Foreign Exchange Gain/(Loss)
06/09/06	174,361	Euro	$224,107	$223,425	$682
06/09/06	16,619,866	Japanese Yen	149,562	147,673	1,889
06/16/06	122,826	Canadian Dollar	110,884	111,532	(648)
06/16/06	246,174	Euro	316,762	315,781	981
06/16/06	25,874,190	Japanese Yen	235,729	230,427	5,302
06/26/06	436,746	Denmark Krone	75,259	75,164	95
06/26/06	118,368	Euro	152,453	151,938	515
06/26/06	9,858,002	Japanese Yen	88,941	87,917	1,024
06/26/06	1,347,610	Swedish Krona	185,169	186,844	(1,675)
06/26/06	205,626	Swiss Franc	170,638	169,226	1,412
		Total	$1,709,504	$1,699,927	$9,577

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

I. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Vector Equity Portfolio	5.00%	$345	3	—	$426
DFA Real Estate Securities Portfolio	4.95%	1,238	7	$1	1,768
International Small Company Portfolio	5.18%	6,410	11	10	27,371
DFA International Small Cap Value Portfolio	4.78%	370	1	—	370
Emerging Markets Core Equity Portfolio	5.73%	2,904	7	3	4,948

At May 31, 2006, Emerging Markets Core Equity Portfolio had a loan outstanding in the amount of $2,973 (in thousands). There were no other outstanding borrowings by the Portfolios under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the six months ended May 31, 2006.

J. Securities Lending:

As of May 31, 2006, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

At May 31, 2006, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio	1	60%
Enhanced U.S. Large Company Portfolio	3	67%
U.S. Large Cap Value Portfolio	1	48%
U.S. Small XM Value Portfolio	4	47%
U.S. Small Cap Value Portfolio	1	36%
U.S. Core Equity 1 Portfolio	3	87%
U.S. Core Equity 2 Portfolio	4	74%
U.S. Vector Equity Portfolio	2	88%
U.S. Small Cap Portfolio	1	20%
U.S. Micro Cap Portfolio	1	40%
DFA Real Estate Securities Portfolio	2	69%
Large Cap International Portfolio	1	55%
International Core Equity Portfolio	4	79%
International Small Company Portfolio	1	42%
Japanese Small Company Portfolio	4	60%
Asia Pacific Small Company Portfolio	2	66%
United Kingdom Small Company Portfolio	2	72%
Continental Small Company Portfolio	3	71%
DFA International Small Cap Value Portfolio	1	39%
Emerging Markets Portfolio	1	40%
Emerging Markets Small Cap Portfolio	2	54%
Emerging Markets Core Equity Portfolio	2	65%
DFA One-Year Fixed Income Portfolio	1	51%
DFA Two-Year Global Fixed Income Portfolio	2	81%
DFA Five-Year Government Portfolio	3	82%
DFA Five-Year Global Fixed Income Portfolio	3	70%
DFA Intermediate Government Fixed Income Portfolio	1	68%
DFA Short-Term Municipal Bond Portfolio	2	73%

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,187.40	0.44%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.74	0.44%	$2.22

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (175,801,421 Shares, Cost $2,512,625) at Value†	$3,500,206
Receivable for Fund Shares Sold	5,793
Prepaid Expenses and Other Assets	50
Total Assets	3,506,049
LIABILITIES:
Payables:
Investment Securities Purchased	4,180
Fund Shares Redeemed	1,613
Due to Advisor	599
Accrued Expenses and Other Liabilities	125
Total Liabilities	6,517
NET ASSETS	$3,499,532
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)	171,241,480
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.44

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

Investment Income
Income Distributions Received from Affiliated Investment Company	$12,675
Expenses
Administrative Services Fees	3,128
Accounting & Transfer Agent Fees	29
Legal Fees	16
Audit Fees	3
Filing Fees	55
Shareholders' Reports	25
Directors'/Trustees' Fees & Expenses	13
Other	6
Total Expenses	3,275
Net Investment Income (Loss)	9,400
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	73,938
Net Realized Gain (Loss) on Investment Securities Sold	(837)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	412,451
Net Realized and Unrealized Gain (Loss)	485,552
Net Increase (Decrease) in Net Assets Resulting from Operations	$494,952

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,400	$56,730
Capital Gain Distributions Received from Affiliated Investment Company	73,938	55,190
Net Realized Gain (Loss) on Investment Securities Sold	(837)	(1,015)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	412,451	170,710
Net Increase (Decrease) in Net Assets Resulting from Operations	494,952	281,615
Distributions From:
Net Investment Income	(19,957)	(48,348)
Net Short-Term Gains	(6,639)	(1,280)
Net Long-Term Gains	(43,736)	—
Total Distributions	(70,332)	(49,628)
Capital Share Transactions (1):
Shares Issued	728,237	1,043,752
Shares Issued in Lieu of Cash Distributions	62,437	43,138
Shares Redeemed	(234,219)	(232,409)
Net Increase (Decrease) from Capital Share Transactions	556,455	854,481
Total Increase (Decrease) in Net Assets	981,075	1,086,468
Net Assets
Beginning of Period	2,518,457	1,431,989
End of Period	$3,499,532	$2,518,457
(1) Shares Issued and Redeemed:
Shares Issued	37,151	62,912
Shares Issued in Lieu of Cash Distributions	3,478	2,656
Shares Redeemed	(11,945)	(14,037)
	28,684	51,531
Accumulated Net Investment Income (Loss)	$(3,131)	$7,426

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.67		$15.73	$12.20	$9.19	$10.30	$12.58
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.48	0.26	0.22	0.23	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.19		1.89	3.58	3.02	(0.78)	(1.50)
Total from Investment Operations	3.25		2.37	3.84	3.24	(0.55)	(1.25)
Less Distributions
Net Investment Income	(0.14)		(0.42)	(0.31)	(0.23)	(0.21)	(0.27)
Net Realized Gains	(0.34)		(0.01)	—	—	(0.35)	(0.76)
Total Distributions	(0.48)		(0.43)	(0.31)	(0.23)	(0.56)	(1.03)
Net Asset Value, End of Period	$20.44		$17.67	$15.73	$12.20	$9.19	$10.30
Total Return	18.74	%(C)	15.40%	31.86%	35.92%	(5.72)%	(10.96)%
Net Assets, End of Period (thousands)	$3,499,532		$2,518,457	$1,431,989	$748,319	$464,313	$449,496
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.48%	0.51%	0.52%	0.53%	0.51%
Ratio of Net Investment Income to Average Net Assets	0.60	%(B)	2.86%	1.87%	2.26%	2.35%	2.12%

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers sixteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2006, the Portfolio owned 59% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2006, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $59 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2006, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid by the Fund under this arrangement were $10 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$1,662	$(942)	$(720)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Short-Term Capital Gains	Long-Term Capital Gains	Income and Return of Capital	Total
2005	$49,628	—	—	$49,628
2004	21,188	—	$720	21,908

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of earnings and profits distributed to shareholders upon redemption of shares.

Ordinary Income	Net Long-Term Capital Gains
$942	$720

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$7,460	$44,043	$51,503

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio utilized capital loss carryforwards of $9,562 (in thousands) to offset future realized capital gains.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,545,690	$987,581	$(33,065)	$954,516

E.  Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Unrealized Appreciation (Depreciation) of Investment Securities	Total Net Assets
$2,480,598	$(3,131)	$34,484	$987,581	$3,499,532

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 22, 2007. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2006.

G.  Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.  Other:

At May 31, 2006, one shareholder held approximately 37% of the outstanding shares of the Portfolio. The shareholder may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLE

The U.S. Large Company Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,026.30	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$1,022.10	0.09%	$0.45
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.09%	$0.45

The U.S. Large Cap Value Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,074.10	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61
The U.S. Small XM Value Series
Actual Fund Return	$1,000.00	$1,095.20	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$1,116.30	0.22%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$1,078.10	0.05%	$0.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.68	0.05%	$0.25
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$1,075.90	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,188.70	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,080.70	0.14%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,153.30	0.19%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,193.90	0.13%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,285.20	0.16%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.16%	$0.81
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,098.90	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.21%	$1.06

The Emerging Markets Small Cap Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,165.90	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.36%	$1.82
The DFA One-Year Fixed Income Series
Actual Fund Return	$1,000.00	$1,020.50	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.07%	$0.35
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,018.70	0.08%	$0.40
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.08%	$0.40

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	10.4%	9.6%	9.9%	20.6%	12.3%	11.7%	15.0%
The U.S. Large Cap Value Series	21.4%	5.5%	6.1%	34.0%	2.3%	13.3%	6.2%
The U.S. Small XM Value Series	18.5%	5.0%	5.9%	23.4%	2.4%	16.7%	16.3%
The U.S. Small Cap Value Series	20.1%	4.0%	6.0%	16.6%	4.4%	20.2%	15.9%
The U.S. Small Cap Series	16.7%	3.5%	6.0%	13.5%	13.9%	15.9%	21.1%
The U.S. Micro Cap Series	15.2%	3.4%	4.3%	14.4%	16.2%	15.7%	23.2%
The DFA International Value Series	17.8%	4.1%	2.4%	42.0%	0.8%	10.1%	2.7%
The Japanese Small Company Series	22.8%	10.6%	1.0%	9.8%	3.8%	28.2%	12.2%
The Asia Pacific Small Company Series	21.9%	5.1%	6.9%	16.4%	5.1%	18.9%	6.4%
The United Kingdom Small Company Series	20.4%	4.4%	6.5%	18.8%	3.3%	31.0%	10.1%
The Continental Small Company Series	16.5%	6.6%	3.2%	18.1%	7.8%	26.2%	10.5%
The Emerging Markets Series	6.4%	9.3%	3.9%	22.7%	3.5%	7.3%	12.3%
The Emerging Small Cap Series	17.2%	11.7%	1.1%	12.3%	3.6%	17.1%	10.1%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.1%	0.9%	3.2%	3.3%	0.0%	100.0%
The U.S. Large Cap Value Series	4.8%	0.1%	6.2%	0.1%	0.0%	100.0%
The U.S. Small XM Value Series	9.4%	0.8%	0.8%	0.8%	0.0%	100.0%
The U.S. Small Cap Value Series	10.2%	0.9%	1.3%	0.4%	0.0%	100.0%
The U.S. Small Cap Series	5.1%	0.5%	1.3%	2.5%	0.0%	100.0%
The U.S. Micro Cap Series	4.4%	0.3%	1.3%	1.6%	0.0%	100.0%
The DFA International Value Series	11.8%	0.0%	4.3%	3.8%	0.2%	100.0%
The Japanese Small Company Series	10.7%	0.0%	0.2%	0.7%	0.0%	100.0%
The Asia Pacific Small Company Series	16.0%	0.0%	1.1%	2.1%	0.1%	100.0%
The United Kingdom Small Company Series	3.7%	0.0%	0.9%	0.9%	0.0%	100.0%
The Continental Small Company Series	8.1%	0.0%	0.6%	2.1%	0.3%	100.0%
The Emerging Markets Series	15.7%	0.0%	14.5%	4.2%	0.2%	100.0%
The Emerging Small Cap Series	18.5%	0.0%	2.5%	2.8%	3.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The Enhanced U.S. Large Company Series	15.9%	6.9%	24.9%	44.1%	8.2%	100.0%
The DFA One-Year Fixed Income Series	21.9%	26.3%	15.8%	26.1%	9.9%	100.0%
The DFA Two-Year Global Fixed Income Series	12.4%	10.8%	18.9%	46.4%	11.5%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (8.7%)
*# Comcast Corp. Class A	808,000	$25,961,040	0.6%
Disney (Walt) Co.	832,200	25,382,100	0.6%
# Home Depot, Inc.	802,600	30,595,112	0.7%
Time Warner, Inc.	1,702,100	29,293,141	0.7%
Other Securities		340,086,934	7.6%
Total Consumer Discretionary		451,318,327	10.2%
Consumer Staples — (8.1%)
Altria Group, Inc.	788,500	57,047,975	1.3%
Coca-Cola Co.	778,300	34,268,549	0.8%
PepsiCo, Inc.	625,900	37,841,914	0.9%
Procter & Gamble Co.	1,242,600	67,411,050	1.5%
# Wal-Mart Stores, Inc.	943,800	45,727,110	1.0%
Other Securities		173,979,212	3.9%
Total Consumer Staples		416,275,810	9.4%
Energy — (8.4%)
Chevron Corp.	841,100	50,289,369	1.1%
ConocoPhillips	623,238	39,444,733	0.9%
Exxon Mobil Corp.	2,307,000	140,519,370	3.2%
# Schlumberger, Ltd.	446,400	29,270,448	0.7%
Other Securities		173,334,306	3.9%
Total Energy		432,858,226	9.8%
Financials — (17.4%)
# American Express Co.	467,600	25,418,736	0.6%
# American International Group, Inc.	980,600	59,620,480	1.3%
Bank of America Corp.	1,754,800	84,932,320	1.9%
Citigroup, Inc.	1,885,700	92,965,010	2.1%
# JPMorgan Chase & Co.	1,316,900	56,152,616	1.3%
Merrill Lynch & Co., Inc.	346,900	25,119,029	0.6%
Morgan Stanley	405,700	24,187,834	0.5%
The Goldman Sachs Group, Inc.	164,700	24,861,465	0.6%
U.S. Bancorp	680,400	21,003,948	0.5%
# Wachovia Corp.	613,000	32,795,500	0.7%
# Wells Fargo & Co.	633,200	42,025,484	0.9%
Other Securities		409,105,196	9.3%
Total Financials		898,187,618	20.3%
Health Care — (10.4%)
# Abbott Laboratories	581,300	24,821,510	0.6%
*# Amgen, Inc.	441,500	29,840,985	0.7%
Eli Lilly & Co.	426,900	22,045,116	0.5%
Johnson & Johnson	1,124,400	67,711,368	1.5%
# Medtronic, Inc.	456,000	23,023,440	0.5%
# Merck & Co., Inc.	826,300	27,507,527	0.6%
Pfizer, Inc.	2,779,900	65,772,434	1.5%
UnitedHealth Group, Inc.	512,400	22,525,104	0.5%
Wyeth	507,800	23,226,772	0.5%
Other Securities		228,086,977	5.2%
Total Health Care		534,561,233	12.1%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.9%)
# 3M Co.	285,200	$23,859,832	0.5%
Boeing Co.	302,400	25,174,800	0.6%
# General Electric Co.	3,938,000	134,915,880	3.0%
United Parcel Service, Inc.	412,600	33,234,930	0.7%
United Technologies Corp.	383,600	23,982,672	0.5%
Other Securities		270,647,336	6.2%
Total Industrials		511,815,450	11.5%
Information Technology — (12.7%)
* Cisco Sytems, Inc.	2,323,700	45,730,416	1.0%
* Dell, Inc.	889,200	22,567,896	0.5%
*# Google, Inc.	76,400	28,407,048	0.6%
Hewlett-Packard Co.	1,068,600	34,601,268	0.8%
# Intel Corp.	2,222,600	40,051,252	0.9%
International Business Machines Corp.	592,100	47,308,790	1.1%
# Microsoft Corp.	3,357,400	76,045,110	1.7%
# Qualcomm, Inc.	625,800	28,292,418	0.6%
Other Securities		332,392,216	7.6%
Total Information Technology		655,396,414	14.8%
Materials — (2.6%)
Total Materials		134,089,872	3.0%
Real Estate Investment Trusts — (0.8%)
Total Real Estate Investment Trusts		39,586,411	0.9%
Telecommunication Services — (2.7%)
# AT&T, Inc.	1,465,800	38,198,748	0.9%
# BellSouth Corp.	679,200	22,936,584	0.5%
# Sprint Nextel Corp.	1,121,100	23,778,531	0.5%
# Verizon Communications, Inc.	1,105,800	34,512,018	0.8%
Other Securities		18,640,296	0.4%
Total Telecommunication Services		138,066,177	3.1%
Utilities — (2.8%)
Total Utilities		143,685,168	3.2%
TOTAL COMMON STOCKS		4,355,840,706	98.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (15.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $258,065,972 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/08 to 09/01/35 & FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 11/01/13 to 05/01/36, valued at $204,944,640) to be repurchased at $199,002,011	$198,974	198,974,210	4.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $748,992,183 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/18 to 07/01/36 & FNMA, rates ranging from 4.678% to 5.852%, maturities ranging from 03/01/19 to 02/01/36, valued at $551,698,470) to be repurchased at $534,649,843	534,575	534,575,002	12.0%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $58,228,000 FHLMC Notes 4.00%, 09/22/09, valued at $66,088,780) to be repurchased at $65,120,808	65,112	65,112,000	1.5%
TOTAL TEMPORARY CASH INVESTMENTS		798,661,212	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,996,635,712)		$5,154,501,918	116.3%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (3.2%)
BONDS — (3.2%)
Austria, Republic of (f) 3.000%, 05/14/07	2,000	$1,658,910
Oesterreichische Kontrollbank AG (u) 5.125%, 03/20/07	7,000	6,998,642
(f) 2.000%, 11/26/07	2,000	1,639,770
TOTAL — AUSTRIA		10,297,322
BELGIUM — (2.8%)
BONDS — (2.8%)
Belgium, Kingdom of 6.250%, 03/28/07	7,000	9,186,334
CANADA — (13.0%)
BONDS — (13.0%)
British Columbia, Province of 5.250%, 12/01/06	10,000	9,120,472
Canada Housing Trust 5.100%, 09/15/07	7,000	6,413,309
Canadian Government 3.000%, 06/01/07	10,000	8,969,133
GE Capital Canada Funding Co. 5.300%, 07/24/07	10,000	9,164,866
Ontario, Province of 5.200%, 03/08/07	9,000	8,222,642
TOTAL — CANADA		41,890,422
DENMARK — (2.8%)
BONDS — (2.8%)
Denmark, Kingdom of 7.000%, 11/15/07	50,000	9,026,391
FRANCE — (5.8%)
BONDS — (5.8%)
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,190,468
French Treasury Note 3.500%, 01/12/08	7,500	9,640,258
Total Capital SA 3.500%, 01/28/08	3,750	4,809,260
TOTAL — FRANCE		18,639,986
GERMANY — (10.5%)
BONDS — (10.5%)
Bundesschatzanweisungen 2.750%, 12/14/07	5,500	6,985,832
Kreditanstalt Fuer Wiederaufbau 3.000%, 11/15/07	7,500	9,556,465
Landesbank Hessen-Thuringen Girozentrale (c) 4.000%, 06/04/07	5,000	4,515,851

	Face Amount^	Value†
	(000)
Landeskreditbank Baden- Wuerttemberg-Foerderbank (u) 4.875%, 01/30/07	5,000	$4,983,965
Landwirtschaftliche Rentenbank (u) 4.875%, 03/12/07	1,000	997,345
5.000%, 08/17/07	5,200	6,789,471
TOTAL — GERMANY		33,828,929
NETHERLANDS — (7.4%)
BONDS — (7.4%)
Bank Nederlandse Gemeenten 2.875%, 05/15/07	4,000	5,110,108
Netherlands, Government of 3.000%, 07/15/07	7,000	8,943,047
Rabobank Nederland NV 3.625%, 01/22/08	7,800	10,035,693
TOTAL — NETHERLANDS		24,088,848
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.2%)
BONDS — (8.2%)
Asian Development Bank (u) 4.875%, 02/05/07	7,000	6,978,776
European Investment Bank (e) 2.625%, 10/15/07	6,300	8,002,041
Inter-American Development Bank (u) 6.625%, 03/07/07	2,400	2,423,184
World Bank (International Bank for Reconstruction & Development) (j) 2.000%, 02/18/08	1,000,000	9,063,877
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		26,467,878
SWEDEN — (5.5%)
BONDS — (5.5%)
Swedish Export Credit Corp. (u) 2.875%, 01/26/07	7,100	6,999,798
Swedish Government 8.000%, 08/15/07	73,000	10,713,669
TOTAL — SWEDEN		17,713,467
UNITED KINGDOM — (9.0%)
BONDS — (9.0%)
Bank of England (e) 2.750%, 01/29/07	7,400	9,463,210
BP Capital Markets P.L.C. (u) 2.750%, 12/29/06	4,500	4,440,128
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	7,000	9,005,826
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	5,000	6,352,050
TOTAL — UNITED KINGDOM		29,261,214

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (31.3%)
AGENCY OBLIGATIONS — (6.9%)
Federal Farm Credit Bank 2.550%, 02/27/07	3,000	$2,937,270
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	2,000	2,563,993
Federal National Mortgage Association Discount Note 4.815%, 09/20/06	17,000	16,736,874
TOTAL AGENCY OBLIGATIONS		22,238,137
BONDS — (8.6%)
Bank of America Corp. 5.250%, 02/01/07	8,500	8,493,829
Citigroup, Inc. 5.000%, 03/06/07	1,000	996,823
General Electric Capital Corp. (e) 5.125%, 06/20/07	800	1,042,859
Landesbank Baden-Wuerttemberg 4.150%, 03/30/07	6,500	6,401,791
Pfizer, Inc. 2.500%, 03/15/07	4,875	4,769,988
(j) 0.800%, 03/18/08	500,000	4,435,848
Toyota Motor Credit Corp. (f) 2.000%, 11/13/07	2,000	1,640,593
TOTAL BONDS		27,781,731

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (15.8%)
Barton Capital Corp. 5.000%, 06/20/06	9,000	$8,976,012
Govco, Inc. 4.910%, 07/06/06	5,000	4,975,354
Nestle Capital Corp. 4.970%, 06/23/06	8,000	7,975,546
Nordea North America, Inc. 5.015%, 01/05/07	4,000	3,872,106
Queensland Treasury Corp. 4.280%, 07/12/06	8,500	8,451,258
Siemens Capital Corp. 4.910%, 06/22/06	9,500	9,472,291
Sigma Finance Corp. 5.040%, 08/09/06	1,500	1,485,245
Societe Generale North America 4.530%, 08/29/06	700	691,143
UBS Finance Delaware, Inc. 5.050%, 06/01/06	4,500	4,500,000
Windmill Funding Corp. 5.010%, 06/26/06	700	697,536
TOTAL COMMERCIAL PAPER		51,096,491
TOTAL — UNITED STATES		101,116,359
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,581,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,794,435) to be repurchased at $1,767,239	1,767	1,767,000
TOTAL INVESTMENTS — (100.0%) (Cost $314,913,411)		$323,284,150

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.8%)
Consumer Discretionary — (18.9%)
#* AutoNation, Inc.	2,057,600	$44,629,344	0.6%
CBS Corp. Class B	3,839,550	99,482,741	1.4%
Clear Channel Communications, Inc.	1,942,666	59,834,113	0.9%
* Comcast Corp. Class A	4,351,825	139,824,137	2.0%
# Federated Department Stores, Inc.	757,315	55,155,252	0.8%
# Ford Motor Co.	6,812,600	48,778,216	0.7%
# General Motors Corp.	2,346,800	63,199,324	0.9%
#* IAC/InterActiveCorp	2,003,951	51,762,054	0.7%
* Liberty Media Holding Corp. Capital Class A	668,190	53,167,878	0.8%
* Liberty Media Holding Corp. Interactive Class A	3,340,950	60,003,462	0.9%
Time Warner, Inc.	14,781,380	254,387,550	3.6%
* Viacom, Inc. Class B	3,132,050	118,234,888	1.7%
Other Securities		440,145,267	6.1%
Total Consumer Discretionary		1,488,604,226	21.1%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,475,260	102,896,558	1.4%
Coca-Cola Enterprises, Inc.	2,763,900	54,338,274	0.8%
# Kraft Foods, Inc.	2,439,700	80,754,070	1.1%
Other Securities		147,339,440	2.1%
Total Consumer Staples		385,328,342	5.4%
Energy — (5.5%)
Anadarko Petroleum Corp.	3,156,956	156,806,005	2.2%
# Hess Corp.	318,532	47,779,800	0.7%
Kerr-McGee Corp.	458,826	49,025,558	0.7%
Marathon Oil Corp.	876,202	65,758,960	0.9%
Other Securities		109,865,431	1.6%
Total Energy		429,235,754	6.1%
Financials — (30.2%)
Allstate Corp.	1,791,600	98,555,916	1.4%
# AMBAC Financial Group, Inc.	707,295	56,689,694	0.8%
Bear Stearns Companies, Inc.	373,770	49,991,738	0.7%
Chubb Corp.	906,400	45,800,392	0.6%
Cincinnati Financial Corp.	1,153,289	52,866,768	0.7%
CIT Group, Inc.	877,400	45,098,360	0.6%
#* CNA Financial Corp.	1,739,640	56,677,471	0.8%
Countrywide Financial Corp.	3,281,523	125,616,700	1.8%
Hartford Financial Services Group, Inc.	1,173,900	103,232,766	1.5%
JPMorgan Chase & Co.	2,244,400	95,701,216	1.4%
Lincoln National Corp.	1,092,426	61,372,493	0.9%
Loews Corp.	3,326,202	113,024,344	1.6%
# MBIA, Inc.	926,650	52,939,515	0.7%
# MetLife, Inc.	5,201,998	267,746,837	3.8%
North Fork Bancorporation, Inc.	2,564,611	75,579,086	1.1%
Principal Financial Group, Inc.	1,210,200	66,137,430	0.9%
Prudential Financial, Inc.	1,887,800	143,755,970	2.0%
The St. Paul Travelers Companies, Inc.	4,576,409	201,453,524	2.9%
Other Securities		661,651,697	9.4%
Total Financials		2,373,891,917	33.6%
Health Care — (2.0%)
Total Health Care		160,737,805	2.3%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.8%)
Burlington Northern Santa Fe Corp.	1,283,000	$99,317,030	1.4%
# CSX Corp.	1,506,785	100,834,052	1.4%
Norfolk Southern Corp.	2,705,902	142,763,390	2.0%
Northrop Grumman Corp.	2,354,784	152,307,429	2.2%
Raytheon Co.	1,311,300	60,123,105	0.8%
Southwest Airlines Co.	3,221,220	51,861,642	0.7%
Union Pacific Corp.	1,840,000	170,752,000	2.4%
Other Securities		150,810,074	2.2%
Total Industrials		928,768,722	13.1%
Information Technology — (5.5%)
Electronic Data Systems Corp.	2,006,400	49,196,928	0.7%
#* Micron Technology, Inc.	3,962,557	65,619,944	0.9%
Other Securities		318,041,298	4.5%
Total Information Technology		432,858,170	6.1%
Materials — (4.3%)
Phelps Dodge Corp.	574,170	49,200,627	0.7%
Weyerhaeuser Co.	1,658,400	106,071,264	1.5%
Other Securities		184,748,103	2.6%
Total Materials		340,019,994	4.8%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,837,183	0.1%
Telecommunication Services — (5.5%)
AT&T, Inc.	8,333,818	217,179,297	3.1%
Verizon Communications, Inc.	4,153,400	129,627,614	1.8%
Other Securities		89,582,032	1.3%
Total Telecommunication Services		436,388,943	6.2%
Utilities — (0.1%)
Total Utilities		7,323,760	0.1%
TOTAL COMMON STOCKS		6,986,994,816	98.9%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $362,686,049 FHLMC, rates ranging from 4.500% to 7.500%, maturities ranging from 04/01/08 to 10/01/34 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 03/01/12 to 05/01/36, valued at $256,161,034) to be repurchased at $248,732,410	$248,698	248,697,661	3.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $953,261,017 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 02/01/36 & FNMA, rates ranging from 4.937% to 6.100%, maturities ranging from 11/01/13 to 04/01/36, valued at $592,080,266) to be repurchased at $573,847,557	573,767	573,767,230	8.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $55,694,000 FHLMC Notes 4.00%, 09/22/09, valued at $63,212,690) to be repurchased at $62,286,425	62,278	62,278,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		884,742,891	12.5%
TOTAL INVESTMENTS — (100.0%) (Cost $6,527,399,842)		$7,871,737,707	111.4%

See accompanying Notes to Financial Statements.

THE U.S. SMALL XM VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (94.0%)
Consumer Discretionary — (17.4%)
*# Big Lots, Inc.	80,400	$1,304,088	0.7%
Borders Group, Inc.	54,200	1,125,192	0.6%
Dillards, Inc. Class A	45,014	1,225,281	0.6%
OfficeMax, Inc.	28,300	1,169,639	0.6%
Saks, Inc.	65,000	1,043,250	0.6%
Service Corp. International	143,900	1,149,761	0.6%
United Auto Group, Inc.	27,000	1,137,780	0.6%
Other Securities		26,824,706	14.0%
Total Consumer Discretionary		34,979,697	18.3%
Consumer Staples — (4.7%)
Corn Products International, Inc.	36,880	983,958	0.5%
Del Monte Foods Co.	99,800	1,181,632	0.6%
J. M. Smucker Co.	23,300	966,018	0.5%
*# Performance Food Group Co.	33,800	1,101,542	0.6%
Other Securities		5,278,685	2.8%
Total Consumer Staples		9,511,835	5.0%
Energy — (5.5%)
* Forest Oil Corp.	42,400	1,383,936	0.7%
* Hanover Compressor Co.	52,657	946,246	0.5%
Tidewater, Inc.	26,600	1,349,152	0.7%
Other Securities		7,441,844	3.9%
Total Energy		11,121,178	5.8%
Financials — (22.0%)
American Financial Group, Inc.	24,500	1,032,920	0.5%
American National Insurance Co.	10,400	1,206,920	0.6%
AmerUs Group Co.	19,300	1,122,102	0.6%
Downey Financial Corp.	13,900	946,590	0.5%
Hanover Insurance Group, Inc.	24,800	1,174,280	0.6%
IndyMac Bancorp, Inc.	32,100	1,473,390	0.8%
# Odyssey Re Holdings Corp.	40,320	987,034	0.5%
Ohio Casualty Corp.	31,789	949,537	0.5%
Reinsurance Group of America, Inc.	19,900	944,255	0.5%
Selective Insurance Group, Inc.	19,400	1,057,300	0.6%
South Financial Group, Inc.	37,300	1,035,075	0.5%
StanCorp Financial Group, Inc.	26,000	1,269,320	0.7%
Washington Federal, Inc.	43,464	997,064	0.5%
Webster Financial Corp.	26,800	1,299,532	0.7%
Wesco Financial Corp.	2,775	1,106,115	0.6%
Other Securities		27,649,644	14.4%
Total Financials		44,251,078	23.1%
Health Care — (2.3%)
Total Health Care		4,510,207	2.4%
Industrials — (15.7%)
# Alexander & Baldwin, Inc.	29,156	1,319,309	0.7%
* Corrections Corporation of America	19,800	1,012,770	0.5%
GATX Corp.	30,800	1,337,028	0.7%
* Kansas City Southern	47,400	1,257,522	0.7%
Laidlaw International, Inc.	40,100	1,010,520	0.5%
Ryder System, Inc.	19,300	1,042,779	0.5%
* Shaw Group, Inc.	45,700	1,217,448	0.6%

THE U.S. SMALL XM VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Swift Transportation Co., Inc.	36,600	$1,048,224	0.6%
Timken Co.	46,500	1,461,495	0.8%
* URS Corp.	25,000	1,059,750	0.6%
Other Securities		19,757,902	10.3%
Total Industrials		31,524,747	16.5%
Information Technology — (15.3%)
* 3Com Corp.	251,161	1,132,736	0.6%
AVX Corp.	80,500	1,317,785	0.7%
* Convergys Corp.	65,900	1,228,376	0.6%
* Tech Data Corp.	27,400	994,620	0.5%
* Vishay Intertechnology, Inc.	84,700	1,376,375	0.7%
Other Securities		24,712,672	13.0%
Total Information Technology		30,762,564	16.1%
Materials — (8.9%)
Albemarle Corp.	23,300	1,118,400	0.6%
Cytec Industries, Inc.	18,400	1,059,472	0.6%
Lubrizol Corp.	36,100	1,459,162	0.8%
RPM International, Inc.	58,900	1,097,307	0.6%
Steel Dynamics, Inc.	18,200	1,057,238	0.5%
Valhi, Inc.	52,700	1,316,973	0.7%
Other Securities		10,657,923	5.5%
Total Materials		17,766,475	9.3%
Real Estate Investment Trusts — (0.7%)
Total Real Estate Investment Trusts		1,392,296	0.7%
Telecommunication Services — (0.7%)
Total Telecommunication Services		1,482,555	0.8%
Utilities — (0.8%)
Total Utilities		1,572,240	0.8%
TOTAL COMMON STOCKS		188,874,872	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.0%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $4,420,000 FNMA 4.554%(r), 08/01/35, valued at $3,420,935) to be repurchased at $3,320,963	$3,320	3,320,499	1.7%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $12,595,858 FNMA 5.180%, 02/01/35, valued at $7,603,667) to be repurchased at $7,351,202	7,350	7,350,173	3.9%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,194,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,355,190) to be repurchased at $1,335,181	1,335	1,335,000	0.7%
TOTAL TEMPORARY CASH INVESTMENTS		12,005,672	6.3%
TOTAL INVESTMENTS — (100.0%) (Cost $184,278,890)		$200,880,544	105.1%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.9%)
Consumer Discretionary — (18.7%)
*# Big Lots, Inc.	2,589,610	$42,003,474	0.5%
* Charming Shoppes, Inc.	3,302,940	36,794,752	0.4%
# Furniture Brands International, Inc.	1,913,836	41,185,751	0.5%
* Gaylord Entertainment Co.	1,185,385	51,943,571	0.6%
Group 1 Automotive, Inc.	827,800	50,305,406	0.6%
*# Payless ShoeSource, Inc.	1,590,400	42,431,872	0.5%
United Auto Group, Inc.	1,451,600	61,170,424	0.7%
Other Securities		1,358,957,511	16.2%
Total Consumer Discretionary		1,684,792,761	20.0%
Consumer Staples — (3.7%)
* Hain Celestial Group, Inc.	1,363,050	34,989,493	0.4%
Longs Drug Stores Corp.	1,027,500	47,306,100	0.6%
*# Performance Food Group Co.	1,179,735	38,447,564	0.5%
Other Securities		215,717,576	2.5%
Total Consumer Staples		336,460,733	4.0%
Energy — (5.6%)
*# Hanover Compressor Co.	3,500,624	62,906,213	0.8%
* SEACOR Holdings, Inc.	765,133	62,358,339	0.7%
* Stone Energy Corp.	1,011,411	50,418,838	0.6%
* Universal Compression Holdings, Inc.	1,121,884	65,203,898	0.8%
USEC, Inc.	3,116,702	37,587,426	0.4%
Other Securities		221,845,459	2.6%
Total Energy		500,320,173	5.9%
Financials — (15.4%)
* Argonaut Group, Inc.	1,125,690	34,626,224	0.4%
Delphi Financial Group, Inc. Class A	935,063	49,436,781	0.6%
# LandAmerica Financial Group, Inc.	632,212	42,307,627	0.5%
MAF Bancorp, Inc.	911,880	39,475,285	0.5%
Ohio Casualty Corp.	1,901,751	56,805,302	0.7%
*# Piper Jaffray Companies, Inc.	565,361	35,781,698	0.4%
Selective Insurance Group, Inc.	950,202	51,786,009	0.6%
The Phoenix Companies, Inc.	3,130,300	44,387,654	0.5%
UMB Financial Corp.	1,358,038	43,755,984	0.5%
Other Securities		993,978,865	11.8%
Total Financials		1,392,341,429	16.5%
Health Care — (4.1%)
*# Sunrise Senior Living, Inc.	1,197,700	40,110,973	0.5%
Other Securities		325,914,680	3.8%
Total Health Care		366,025,653	4.3%
Industrials — (18.8%)
* Alaska Air Group, Inc.	1,108,200	42,931,668	0.5%
Applied Industrial Technologies, Inc.	1,046,700	40,350,285	0.5%
*# Continental Airlines, Inc.	1,997,839	49,546,407	0.6%
* Dollar Thrifty Automotive Group, Inc.	910,300	41,400,444	0.5%
* EMCOR Group, Inc.	798,938	38,420,928	0.5%
* Esterline Technologies Corp.	1,004,093	41,177,854	0.5%
* Flowserve Corp.	1,358,728	72,257,155	0.9%
GATX Corp.	1,340,100	58,173,741	0.7%
IKON Office Solutions, Inc.	2,708,500	34,993,820	0.4%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Kansas City Southern	2,071,700	$54,962,201	0.7%
*# Quanta Services, Inc.	3,842,526	63,978,058	0.8%
Regal-Beloit Corp.	1,157,883	55,497,332	0.7%
* Shaw Group, Inc.	1,915,098	51,018,211	0.6%
# Trinity Industries, Inc.	1,334,350	83,183,379	1.0%
*# United Rentals, Inc.	1,755,101	57,181,191	0.7%
* URS Corp.	1,118,267	47,403,338	0.6%
Other Securities		863,741,722	9.9%
Total Industrials		1,696,217,734	20.1%
Information Technology — (14.8%)
Belden CDT, Inc.	1,507,627	47,987,767	0.6%
* Coherent, Inc.	1,136,108	37,412,036	0.5%
*# MPS Group, Inc.	3,608,200	54,267,328	0.7%
Other Securities		1,196,151,862	14.1%
Total Information Technology		1,335,818,993	15.9%
Materials — (9.5%)
# Carpenter Technology Corp.	669,762	74,879,392	0.9%
* Chaparral Steel Co.	777,712	47,774,848	0.6%
H.B. Fuller Co.	725,500	35,005,375	0.4%
Reliance Steel & Aluminum Co.	922,498	74,362,564	0.9%
Steel Dynamics, Inc.	793,107	46,071,586	0.6%
Other Securities		580,564,689	6.8%
Total Materials		858,658,454	10.2%
Other — (0.0%)
Total Other		38,754	0.0%
Real Estate Investment Trusts — (0.8%)
Longview Fibre Co.	1,748,440	44,655,158	0.6%
Other Securities		30,623,181	0.3%
Total Real Estate Investment Trusts		75,278,339	0.9%
Telecommunication Services — (1.2%)
Total Telecommunication Services		106,989,036	1.3%
Utilities — (0.3%)
Total Utilities		30,668,174	0.4%
TOTAL COMMON STOCKS		8,383,610,233	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		35,490	0.0%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (7.1%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $271,331,371 FHLMC, rates ranging from 5.00% to 7.50%, maturities ranging from 02/01/13 to 08/01/35 & FNMA, rates ranging from 4.00% to 8.50%, maturities ranging from 08/01/13 to 05/01/36, valued at $192,240,387) to be repurchased at $186,666,541	$186,640	$186,640,463	2.2%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $677,687,670 FHLMC 4.08%, 08/01/35 & FNMA, rates ranging from 4.50% to 6.00%, maturities ranging from 11/01/18 to 05/01/36, valued at $438,896,006) to be repurchased at $424,330,233	424,271	424,270,835	5.1%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $35,490,000 FHLMC Notes 4.00%, 09/22/09, valued at $34,469,663) to be repurchased at $33,964,594	33,960	33,960,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		644,871,298	7.7%
TOTAL INVESTMENTS — (100.0%) (Cost $7,338,745,805)		$9,028,517,021	107.2%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (14.8%)
* Aztar Corp.	99,500	$5,160,070	0.2%
* Big Lots, Inc.	317,500	5,149,850	0.2%
*# DeVry, Inc.	190,400	4,664,800	0.2%
* Guess?, Inc.	120,480	4,995,101	0.2%
* LIFE TIME FITNESS, Inc.	98,300	4,497,225	0.2%
*# Payless ShoeSource, Inc.	192,100	5,125,228	0.2%
*# Sotheby's Holdings, Inc. Class A	170,100	4,550,175	0.2%
* The Children's Place Retail Stores, Inc.	77,900	4,531,443	0.2%
The Men's Wearhouse, Inc.	141,000	4,775,670	0.2%
Other Securities		497,507,151	14.9%
Total Consumer Discretionary		540,956,713	16.7%
Consumer Staples — (3.1%)
Flowers Foods, Inc.	163,437	4,751,114	0.2%
* NBTY, Inc.	188,100	4,931,982	0.2%
Other Securities		104,367,240	3.1%
Total Consumer Staples		114,050,336	3.5%
Energy — (5.3%)
* Hanover Compressor Co.	253,300	4,551,801	0.1%
* Oceaneering International, Inc.	74,400	5,580,000	0.2%
* TETRA Technologies, Inc.	194,400	5,651,208	0.2%
* Universal Compression Holdings, Inc.	83,949	4,879,116	0.2%
* Veritas DGC, Inc.	97,100	4,586,033	0.2%
* W-H Energy Services, Inc.	82,100	4,625,514	0.2%
Other Securities		163,979,458	4.9%
Total Energy		193,853,130	6.0%
Financials — (12.0%)
Hancock Holding Co.	94,429	5,093,500	0.2%
* Investment Technology Group, Inc.	110,000	5,203,000	0.2%
Texas Regional Bancshares, Inc. Class A	147,601	4,662,716	0.2%
Other Securities		422,587,893	12.9%
Total Financials		437,547,109	13.5%
Health Care — (12.3%)
Diagnostic Products Corp.	82,800	4,779,216	0.2%
*# Healthways, Inc.	96,000	5,101,440	0.2%
*# Nektar Therapeutics	243,683	4,871,223	0.2%
*# OSI Pharmaceuticals, Inc.	164,799	4,716,547	0.2%
Perrigo Co.	272,747	4,587,605	0.2%
* Ventana Medical Systems, Inc.	101,142	4,800,199	0.2%
Other Securities		422,224,463	12.7%
Total Health Care		451,080,693	13.9%
Industrials — (14.1%)
Acuity Brands, Inc.	120,700	4,815,930	0.2%
* Aviall, Inc.	98,800	4,658,420	0.2%
* Continental Airlines, Inc.	200,200	4,964,960	0.2%
* Corrections Corporation of America	93,200	4,767,180	0.2%
* EGL, Inc.	136,514	6,152,686	0.2%
Florida East Coast Industries, Inc.	89,200	4,942,572	0.2%
* General Cable Corp.	141,300	4,558,338	0.2%
* Genlyte Group, Inc.	65,645	4,580,708	0.2%
IKON Office Solutions, Inc.	371,160	4,795,387	0.2%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Quanta Services, Inc.	308,500	$5,136,525	0.2%
* Shaw Group, Inc.	175,287	4,669,646	0.2%
Wabtec Corp.	133,200	4,658,004	0.2%
Other Securities		457,711,479	13.5%
Total Industrials		516,411,835	15.9%
Information Technology — (18.6%)
* Ansys, Inc.	89,488	4,513,775	0.2%
* Anteon International Corp.	94,700	5,210,394	0.2%
*# aQuantive, Inc.	189,125	4,688,409	0.2%
* CommScope, Inc.	154,000	4,501,420	0.2%
*# Gartner Group, Inc.	333,300	5,216,145	0.2%
* Interdigital Communications Corp.	159,600	4,524,660	0.2%
* Seagate Technology	245,088	5,722,805	0.2%
Other Securities		648,182,313	19.6%
Total Information Technology		682,559,921	21.0%
Materials — (4.5%)
* Hercules, Inc.	315,700	4,883,879	0.2%
* Oregon Steel Mills, Inc.	99,800	4,683,614	0.1%
Steel Dynamics, Inc.	103,975	6,039,908	0.2%
Other Securities		147,928,253	4.5%
Total Materials		163,535,654	5.0%
Other — (0.0%)
Total Other		5,972	0.0%
Real Estate Investment Trusts — (0.4%)
Total Real Estate Investment Trusts		14,938,370	0.5%
Telecommunication Services — (1.2%)
* SBA Communications Corp.	198,113	4,534,807	0.2%
Other Securities		38,506,196	1.1%
Total Telecommunication Services		43,041,003	1.3%
Utilities — (2.2%)
* Aquila, Inc.	1,082,900	4,667,299	0.1%
Other Securities		74,890,269	2.4%
Total Utilities		79,557,568	2.5%
TOTAL COMMON STOCKS		3,237,538,304	99.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,844	0.0%

THE U.S. SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (11.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $343,267,000 FNMA, rates ranging from 5.237%(r) to 7.297%(r), maturities ranging from 04/01/34 to 12/01/35, valued at $129,026,830) to be repurchased at $125,282,164	$125,265	$125,264,662	3.8%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $741,793,434 FNMA, rates ranging from 4.50% to 5.50%, maturities ranging from 08/01/20 to 11/01/42, valued at $295,351,747) to be repurchased at $285,558,543	285,519	285,518,570	8.8%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $8,044,000 FHLMC Notes 4.00%, 09/22/09, valued at $9,129,940) to be repurchased at $8,995,217	8,994	8,994,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		419,777,232	12.9%
TOTAL INVESTMENTS —(100.0%) (Cost $3,198,536,261)		$3,657,317,380	112.7%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.7%)
Consumer Discretionary — (13.6%)
Christopher & Banks Corp.	314,500	$8,472,630	0.2%
Stage Stores, Inc.	211,716	6,891,356	0.2%
Other Securities		656,978,304	14.7%
Total Consumer Discretionary		672,342,290	15.1%
Consumer Staples — (3.0%)
Total Consumer Staples		149,793,999	3.4%
Energy — (3.9%)
* Atlas America, Inc.	147,416	6,722,170	0.2%
* Harvest Natural Resources, Inc.	487,800	6,736,518	0.2%
*# Input/Output, Inc.	701,700	6,778,422	0.2%
* Parallel Petroleum Corp.	301,786	7,297,185	0.2%
Other Securities		164,750,445	3.5%
Total Energy		192,284,740	4.3%
Financials — (12.9%)
Cash America International, Inc.	235,440	7,244,489	0.2%
Infinity Property & Casualty Corp.	159,371	6,792,392	0.2%
* Portfolio Recovery Associates, Inc.	138,728	6,835,129	0.2%
Sterling Bancshares, Inc.	394,957	6,749,815	0.2%
Other Securities		608,426,981	13.5%
Total Financials		636,048,806	14.3%
Health Care — (14.6%)
* American Retirement Corp.	243,341	7,838,014	0.2%
Analogic Corp.	119,909	6,850,401	0.2%
*# BioMarin Pharmaceutical, Inc.	516,231	6,705,841	0.2%
* Digene Corp.	190,663	7,126,983	0.2%
* DJ Orthopedics, Inc.	190,200	7,294,170	0.2%
* Exelixis, Inc.	612,673	6,647,502	0.2%
* Illumina, Inc.	277,770	7,591,454	0.2%
* Lifecell Corp.	289,385	7,813,395	0.2%
* Palomar Medical Technologies, Inc.	150,071	6,697,669	0.2%
* Parexel International Corp.	233,706	6,707,362	0.2%
* Serologicals Corp.	235,506	7,340,722	0.2%
* Ventiv Health, Inc.	243,217	7,184,630	0.2%
Other Securities		632,791,136	13.7%
Total Health Care		718,589,279	16.1%
Industrials — (14.0%)
Badger Meter, Inc.	129,000	7,120,800	0.2%
* Cenveo, Inc.	452,800	8,580,560	0.2%
*# Encore Wire Corp.	219,225	8,372,203	0.2%
* Griffon Corp.	264,650	7,182,601	0.2%
* Middleby Corp.	97,100	8,673,943	0.2%
* Mobile Mini, Inc.	219,382	6,877,626	0.2%
* NCO Group, Inc.	283,114	7,448,729	0.2%
* Orbital Sciences Corp.	487,000	7,300,130	0.2%
Raven Industries, Inc.	356,440	11,252,811	0.3%
Other Securities		620,682,557	13.7%
Total Industrials		693,491,960	15.6%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (20.8%)
Black Box Corp.	133,230	$6,881,330	0.2%
Daktronics, Inc.	171,400	8,163,782	0.2%
* DSP Group, Inc.	253,227	6,657,338	0.2%
*# FEI Co.	297,432	6,959,909	0.2%
Gevity HR, Inc.	245,268	6,654,121	0.2%
*# Lexar Media, Inc.	713,656	6,729,776	0.2%
* Littlefuse, Inc.	194,198	6,802,756	0.2%
MTS Systems Corp.	188,648	7,876,054	0.2%
* NETGEAR, Inc.	292,137	6,838,927	0.2%
* Opsware, Inc.	874,228	6,836,463	0.2%
* Rofin-Sinar Technologies, Inc.	132,600	7,234,656	0.2%
Other Securities		950,822,027	20.9%
Total Information Technology		1,028,457,139	23.1%
Materials — (4.0%)
AMCOL International Corp.	259,000	7,000,770	0.2%
Arch Chemicals, Inc.	209,149	7,267,928	0.2%
# Gibraltar Industries, Inc.	249,490	6,948,297	0.2%
Metal Management, Inc.	223,697	7,021,849	0.2%
NewMarket Corp.	150,200	7,269,680	0.2%
*# OM Group, Inc.	252,700	8,005,536	0.2%
Other Securities		153,299,250	3.2%
Total Materials		196,813,310	4.4%
Other — (0.0%)
Total Other		17,877	0.0%
Real Estate Investment Trusts — (0.3%)
Total Real Estate Investment Trusts		12,709,893	0.3%
Telecommunication Services — (1.2%)
*# Broadwing Corp.	592,215	6,751,251	0.2%
Other Securities		53,005,141	1.1%
Total Telecommunication Services		59,756,392	1.3%
Utilities — (1.4%)
UIL Holdings Corp.	127,561	7,045,194	0.2%
Other Securities		62,798,933	1.4%
Total Utilities		69,844,127	1.6%
TOTAL COMMON STOCKS		4,430,149,812	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,793	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (10.3%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $170,070,000 FNMA 7.292%(r), 12/01/35, valued at $147,705,520) to be repurchased at $143,421,147	$143,401	143,401,111	3.3%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $352,338,086 FNMA, rates ranging from 4.50% to 6.075%, maturities ranging from 01/01/21 to 04/01/36, valued at $346,364,460) to be repurchased at $334,734,339	334,687	334,687,483	7.5%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $29,287,000 FHLMC Notes 4.00%, 09/22/09, valued at $33,240,745) to be repurchased at $32,753,430	32,749	32,749,000	0.7%
TOTAL TEMPORARY CASH INVESTMENTS		510,837,594	11.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,134,432,184)		$4,940,996,199	111.0%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
Commonwealth Bank of Australia	1,376,609	$44,863,141	0.8%
National Australia Bank, Ltd.	2,491,633	66,188,216	1.1%
Other Securities		134,384,475	2.3%
TOTAL — AUSTRALIA		245,435,832	4.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,306,577	0.3%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		62,472,651	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		206	0.0%
TOTAL — BELGIUM		62,472,857	1.1%
CANADA — (2.1%)
COMMON STOCKS — (2.1%)
Alcan, Inc.	651,733	34,145,721	0.6%
# Sun Life Financial, Inc.	1,134,300	46,854,880	0.8%
Other Securities		76,583,107	1.3%
TOTAL — CANADA		157,583,708	2.7%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		73,556,355	1.2%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		72,732,972	1.2%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# AXA SA	2,905,543	101,114,594	1.7%
# BNP Paribas SA	1,631,174	152,184,305	2.6%
# Compagnie de Saint-Gobain	598,264	41,924,341	0.7%
# LaFarge SA	270,758	32,460,665	0.6%
# Renault SA	379,599	43,689,082	0.7%
# Schneider Electric SA	329,932	34,250,009	0.6%
#* Societe Generale Paris	293,528	45,265,448	0.8%
# Vivendi SA	2,554,386	91,718,072	1.6%
Other Securities		192,865,020	3.1%
TOTAL — FRANCE		735,471,536	12.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.6%)
COMMON STOCKS — (7.6%)
Allianz AG	236,944	$36,776,040	0.6%
Bayerische Motoren Werke (BMW) AG	602,283	31,058,618	0.5%
Commerzbank AG	1,007,513	37,889,361	0.6%
DaimlerChrysler AG	1,734,297	91,158,033	1.6%
#* Deutsche Bank AG	781,091	89,759,655	1.5%
E.ON AG	494,109	57,236,598	1.0%
Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002	0.8%
Volkswagen AG	499,652	35,384,221	0.6%
Other Securities		138,806,565	2.3%
TOTAL — GERMANY		561,916,093	9.5%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		23,245,930	0.4%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Cheung Kong Holdings, Ltd.	2,742,000	29,592,581	0.5%
Hutchison Whampoa, Ltd.	3,827,000	34,667,529	0.6%
Other Securities		101,370,308	1.7%
TOTAL — HONG KONG		165,630,418	2.8%
IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
CRH P.L.C.	1,243,314	41,937,667	0.7%
Other Securities		53,673,747	0.9%
TOTAL — IRELAND		95,611,414	1.6%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Unicredito Italiano SpA	5,702,257	43,517,058	0.7%
Other Securities		130,793,902	2.2%
TOTAL — ITALY		174,310,960	2.9%
JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
Fuji Photo Film Co., Ltd.	868,000	28,457,751	0.5%
Hitachi, Ltd.	5,642,000	38,309,680	0.7%
Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090	1.4%
Millea Holdings, Inc.	2,591	45,872,800	0.8%
Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849	0.5%
Sony Corp.	971,100	43,830,011	0.8%
Other Securities		743,657,631	12.3%
TOTAL — JAPAN		1,006,688,812	17.0%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	3,298,073	55,007,972	0.9%
ING Groep NV	2,993,405	117,264,818	2.0%
Koninklijke Philips Electronics NV	2,126,781	67,135,646	1.1%
Other Securities		81,049,903	1.4%
TOTAL — NETHERLANDS		320,458,339	5.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,141,656	0.1%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Norsk Hydro ASA	1,451,100	$40,881,083	0.7%
Other Securities		46,601,771	0.8%
TOTAL — NORWAY		87,482,854	1.5%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		24,544,194	0.4%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		38,557,235	0.7%
SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
Banco Santander Central Hispano SA	6,789,395	97,980,198	1.7%
Endesa SA	1,557,828	52,212,933	0.9%
Repsol YPF SA	1,547,213	43,220,354	0.7%
Other Securities		92,657,296	1.5%
TOTAL COMMON STOCKS		286,070,781	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		325,819	0.0%
TOTAL — SPAIN		286,396,600	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,078,600	37,187,021	0.6%
Other Securities		138,879,722	2.4%
TOTAL — SWEDEN		176,066,743	3.0%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289	1.0%
Credit Suisse Group	1,756,088	101,563,760	1.7%
Swiss Life Holding	132,137	30,568,586	0.5%
# Swiss Reinsurance Co.	371,429	26,127,726	0.4%
Zurich Financial SVCS AG	167,090	37,785,022	0.6%
Other Securities		103,170,805	1.9%
TOTAL — SWITZERLAND		357,668,188	6.1%
UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
Anglo American P.L.C.	2,904,256	116,722,053	2.0%
Aviva P.L.C.	2,630,567	36,487,346	0.6%
BAA P.L.C.	1,792,377	29,244,905	0.5%
BAE Systems P.L.C.	4,091,396	29,245,585	0.5%
HBOS P.L.C.	6,510,107	111,349,242	1.9%
Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202	2.8%
Vodafone Group P.L.C.	70,485,499	162,265,817	2.7%
Other Securities		504,457,058	8.5%
TOTAL COMMON STOCKS		1,155,033,208	19.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,067	0.0%
TOTAL — UNITED KINGDOM		1,155,046,275	19.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%, 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to 12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	$687,064,969	11.6%
@ Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000	9.3%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000	4.3%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,717,286,659)		$7,353,510,517	124.4%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.9%)
Consumer Discretionary — (17.3%)
Exedy Corp.	129,400	$4,370,221	0.3%
Gigas K's Denki Corp.	119,572	3,421,181	0.3%
Joint Corp.	107,200	3,265,879	0.2%
Nishimatsuya Chain Co., Ltd.	179,400	3,349,578	0.2%
Nissin Kogyo Co., Ltd.	175,200	3,171,786	0.2%
PanaHome Corp.	434,000	3,751,573	0.3%
# Paris Miki, Inc.	150,900	3,282,027	0.2%
# Right On Co., Ltd.	82,225	3,276,622	0.2%
Tokyo Dome Corp.	551,000	3,477,188	0.3%
# Yoshinoya D&C Co., Ltd.	1,834	3,566,085	0.3%
# Zensho Co., Ltd.	139,000	3,907,581	0.3%
Other Securities		276,722,829	19.6%
Total Consumer Discretionary		315,562,550	22.4%
Consumer Staples — (8.0%)
Aderans Co., Ltd.	121,950	3,384,751	0.2%
Heiwado Co., Ltd.	164,000	3,299,403	0.2%
# Kagome Co., Ltd.	259,700	3,356,708	0.2%
Katokichi Co., Ltd.	475,200	4,213,129	0.3%
Kirin Beverage Corp.	106,900	3,172,327	0.2%
Nippon Suisan Kaisha, Ltd.	723,000	3,651,471	0.3%
The Nisshin Oillio Group, Ltd.	445,000	3,309,669	0.2%
Other Securities		122,690,005	8.9%
Total Consumer Staples		147,077,463	10.5%
Energy — (0.8%)
Total Energy		13,993,133	1.0%
Financials — (7.4%)
Daibiru Corp.	288,000	3,236,042	0.2%
Other Securities		132,284,742	9.4%
Total Financials		135,520,784	9.6%
Health Care — (2.9%)
Kissei Pharmaceutical Co., Ltd.	176,000	3,221,292	0.2%
Miraca Holdings, Inc.	145,000	3,854,790	0.3%
Nipro Corp.	171,000	3,200,351	0.2%
# Rohto Pharmaceutical Co., Ltd.	298,000	3,318,748	0.2%
Other Securities		39,293,008	2.9%
Total Health Care		52,888,189	3.8%
Industrials — (21.4%)
Amano Corp.	211,000	3,312,484	0.2%
Central Glass Co., Ltd.	617,000	3,638,508	0.3%
Hitachi Transport System, Ltd.	323,000	3,161,490	0.2%
JFE Shoji Holdings, Inc.	665,000	3,365,072	0.2%
Makino Milling Machine Co., Ltd.	298,000	3,647,460	0.3%
Meitec Corp.	104,100	3,289,883	0.2%
Nachi-Fujikoshi Corp.	604,000	3,406,313	0.3%
# Nishimatsu Construction Co., Ltd.	816,000	3,251,985	0.2%
Nissha Printing Co., Ltd.	82,000	3,215,310	0.2%
# Okamura Corp.	326,000	3,368,984	0.2%
Okumura Corp.	604,000	3,365,733	0.2%
Ryobi, Ltd.	479,000	3,398,465	0.2%
UFJ Central Leasing Co., Ltd.	62,000	3,545,397	0.3%
# Union Tool Co.	58,800	3,376,236	0.2%
Other Securities		344,157,625	24.6%
Total Industrials		391,500,945	27.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.3%)
Fuji Soft ABC, Inc.	106,000	$3,443,413	0.2%
Hitachi Kokusai Electric, Inc.	267,000	3,203,221	0.2%
Horiba, Ltd.	103,000	3,349,991	0.2%
Nichicon Corp.	260,200	3,266,659	0.2%
Other Securities		155,754,683	11.2%
Total Information Technology		169,017,967	12.0%
Materials — (8.2%)
# Daio Paper Corp.	331,000	3,349,188	0.2%
# Nihon Parkerizing Co., Ltd.	192,000	3,291,346	0.2%
Nippon Paint Co., Ltd.	711,000	3,342,483	0.2%
NOF Corp.	548,000	3,168,442	0.2%
Pacific Metals Co., Ltd.	538,000	3,181,353	0.2%
Shin-Etsu Polymer Co., Ltd.	212,000	3,235,486	0.2%
#* Toho Rayon Co., Ltd.	410,000	3,361,628	0.2%
# Tokai Carbon Co., Ltd.	557,000	3,403,629	0.2%
Yamato Kogyo Co., Ltd.	160,000	3,544,490	0.3%
Other Securities		119,327,455	8.7%
Total Materials		149,205,500	10.6%
Other — (0.0%)
Total Other		314,654	0.0%
Telecommunication Services — (0.1%)
Total Telecommunication Services		2,787,548	0.2%
Utilities — (0.5%)
Total Utilities		9,108,122	0.7%
TOTAL COMMON STOCKS		1,386,976,855	98.6%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (24.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $132,096,000 U.S. Treasury Bill 4.945%(y), 10/05/06; U.S. Treasury Bond 9.875%, 11/15/15; & U.S. Treasury Note 4.000%, 02/15/15, valued at $148,959,041) to be repurchased at $146,057,659	$146,038	146,037,782	10.4%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $527,322,814 U.S. STRIPS, rates ranging from 0% to 11.750%, maturities ranging from 08/15/08 to 08/15/22, valued at $290,700,555) to be repurchased at $285,038,950	285,000	285,000,000	20.2%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $7,393,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,391,055) to be repurchased at $8,267,118	8,266	8,266,000	0.6%
TOTAL TEMPORARY CASH INVESTMENTS		439,303,782	31.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,621,711,062)		$1,826,280,637	129.8%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (42.0%)
COMMON STOCKS — (41.9%)
ABB Grain, Ltd.	478,833	$2,590,536	0.5%
# Adelaide Bank, Ltd.	385,522	3,609,086	0.7%
Adelaide Brighton, Ltd.	1,891,665	3,576,398	0.6%
#* Austar United Communications, Ltd.	4,130,450	3,701,376	0.7%
# Australian Pipeline Trust	954,035	2,930,362	0.5%
#* Australian Worldwide Exploration, Ltd.	1,504,187	3,388,603	0.6%
# Bank of Queensland, Ltd.	322,009	3,349,132	0.6%
# Bendigo Bank, Ltd.	373,075	3,565,312	0.6%
# Centennial Coal, Ltd.	1,049,686	2,636,228	0.5%
# Coates Hire, Ltd.	853,737	3,943,396	0.7%
# Corporate Express Australia, Ltd.	608,493	2,868,031	0.5%
# Excel Coal, Ltd.	703,810	3,991,995	0.7%
FKP, Ltd.	666,816	2,789,082	0.5%
Flight Centre, Ltd.	328,031	2,445,469	0.4%
* Fortescue Metals Group, Ltd.	700,670	3,918,523	0.7%
# Futuris Corp., Ltd.	2,317,525	3,844,210	0.7%
# Great Southern Plantations, Ltd.	1,056,655	3,041,123	0.6%
# Gunns, Ltd.	1,153,555	2,594,821	0.5%
# GWA International, Ltd.	965,666	2,367,909	0.4%
#* Hardman Resources, Ltd.	2,238,098	2,875,552	0.5%
# Healthscope, Ltd.	804,302	2,646,325	0.5%
Incitec Pivot, Ltd.	199,199	3,301,662	0.6%
# Jones (David), Ltd.	1,489,968	3,139,480	0.6%
# Jubilee Mines NL	445,846	2,427,806	0.4%
Minara Resources, Ltd.	1,528,496	2,588,990	0.5%
New Hope Corp., Ltd.	2,558,257	2,561,292	0.5%
Pacific Brands, Ltd.	1,785,566	2,843,011	0.5%
Paperlinx, Ltd.	1,521,480	3,509,813	0.6%
Primary Health Care, Ltd.	415,200	3,663,091	0.7%
Ramsay Health Care, Ltd.	430,216	3,243,831	0.6%
Reece Australia, Ltd.	251,463	2,906,714	0.5%
Rural Press, Ltd.	402,729	3,260,650	0.6%
SFE Corp., Ltd.	334,655	3,941,571	0.7%
Smorgon Steel Group, Ltd.	2,984,722	2,991,791	0.5%
# Spotless Group, Ltd.	748,705	2,747,571	0.5%
# Ten Network Holdings, Ltd.	1,354,002	3,033,145	0.6%
# Timbercorp, Ltd.	954,660	2,675,939	0.5%
# Transfield Services, Ltd.	563,353	3,104,919	0.6%
# United Group, Ltd.	393,438	3,949,400	0.7%
Other Securities		169,874,008	30.2%
TOTAL COMMON STOCKS		292,438,153	52.4%
PREFERRED STOCKS — (0.1%)
Other Securities		481,838	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		85,509	0.0%
TOTAL — AUSTRALIA		293,005,500	52.5%
HONG KONG — (24.2%)
COMMON STOCKS — (24.2%)
Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,439,297	0.4%
# COFCO International, Ltd.	4,150,000	2,392,119	0.4%
First Pacific Co., Ltd.	6,992,000	2,864,864	0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Guangzhou Investment Co., Ltd.	15,476,000	$2,644,550	0.5%
# Li Ning Co., Ltd.	2,430,000	2,451,930	0.5%
Prime Success International Group, Ltd.	4,008,000	2,655,719	0.5%
Vtech Holdings, Ltd.	573,000	2,537,766	0.5%
Other Securities		150,890,783	27.0%
TOTAL COMMON STOCKS		168,877,028	30.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		83,584	0.0%
TOTAL — HONG KONG		168,960,612	30.3%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,553	0.0%
NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
New Zealand Refining Co., Ltd.	627,490	2,675,420	0.5%
Waste Management NZ, Ltd.	430,471	2,364,393	0.4%
Other Securities		18,655,422	3.4%
TOTAL COMMON STOCKS		23,695,235	4.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		30,676	0.0%
TOTAL — NEW ZEALAND		23,725,911	4.3%
SINGAPORE — (9.3%)
COMMON STOCKS — (9.3%)
Jaya Holdings, Ltd.	2,733,000	2,393,007	0.4%
Labroy Marine, Ltd.	3,343,000	2,614,655	0.5%
Other Securities		60,078,275	10.8%
TOTAL COMMON STOCKS		65,085,937	11.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		37,102	0.0%
TOTAL — SINGAPORE		65,123,039	11.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (21.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $62,611,000 U.S. Treasury Notes, rates ranging from 2.25% to 4.00%, maturities ranging from 08/31/06 to 03/15/10, valued at $62,275,559) to be repurchased at $61,061,998	$61,054	61,053,688	11.0%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $163,482,881 U.S. STRIPS, rates ranging from 0% to 8.75%, maturities ranging from 05/15/07 to 08/15/26, valued at $86,700,675) to be repurchased at $85,011,617	85,000	85,000,000	15.2%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,156,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,312,060) to be repurchased at $1,292,175	1,292	1,292,000	0.2%
TOTAL TEMPORARY CASH INVESTMENTS		147,345,688	26.4%
TOTAL INVESTMENTS — (100.0%) (Cost $636,898,240)		$698,164,303	125.2%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.3%)
Consumer Discretionary — (20.2%)
Bellway P.L.C.	356,982	$7,531,518	0.8%
Bovis Homes Group P.L.C.	421,757	6,474,478	0.7%
First Choice Holidays P.L.C.	1,544,051	6,213,297	0.7%
Greene King P.L.C.	522,707	7,400,854	0.8%
* MyTravel Group P.L.C.	1,359,540	6,053,094	0.7%
Smith (WH) P.L.C.	635,227	5,194,561	0.6%
Taylor Nelson Sofres P.L.C.	1,507,323	6,637,528	0.7%
Other Securities		138,282,383	15.3%
Total Consumer Discretionary		183,787,713	20.3%
Consumer Staples — (4.4%)
Wolverhampton & Dudley Breweries P.L.C.	273,138	6,447,688	0.7%
Other Securities		33,345,299	3.7%
Total Consumer Staples		39,792,987	4.4%
Energy — (6.4%)
Burren Energy P.L.C.	421,226	6,408,906	0.7%
* Premier Oil P.L.C.	288,909	5,293,953	0.6%
* Soco International P.L.C.	273,929	6,408,988	0.7%
* Venture Production P.L.C.	434,519	5,440,618	0.6%
Wood Group (John) P.L.C.	1,504,358	6,605,897	0.7%
Other Securities		28,348,605	3.2%
Total Energy		58,506,967	6.5%
Financials — (18.6%)
Aberdeen Asset Management P.L.C.	2,149,614	6,634,867	0.7%
Brixton P.L.C.	952,536	8,577,563	0.9%
Collins Stewart Tullett P.L.C.	407,502	5,478,915	0.6%
Countrywide P.L.C.	617,070	5,551,023	0.6%
Derwent Valley Holdings P.L.C.	224,683	6,176,223	0.7%
Great Portland Estates P.L.C.	722,131	6,321,423	0.7%
* Henderson Group P.L.C.	3,637,354	5,237,801	0.6%
Hiscox P.L.C.	1,606,168	6,408,416	0.7%
London Merchant Securities P.L.C.	1,425,531	6,688,631	0.7%
Shaftesbury P.L.C.	572,839	5,302,244	0.6%
Other Securities		106,837,116	11.8%
Total Financials		169,214,222	18.6%
Health Care — (3.3%)
Total Health Care		29,702,127	3.3%
Industrials — (30.8%)
Arriva P.L.C.	505,679	5,098,412	0.6%
Ashtead Group P.L.C.	1,337,718	5,007,553	0.6%
Atkins (WS) P.L.C.	351,983	5,392,679	0.6%
Bodycote International P.L.C.	1,165,044	5,789,794	0.6%
Carillion P.L.C.	935,595	5,313,613	0.6%
* Charter P.L.C.	561,590	8,612,173	0.9%
Cookson Group P.L.C.	669,750	6,244,020	0.7%
Davis Service Group P.L.C.	601,460	5,018,370	0.6%
De La Rue P.L.C.	591,314	5,804,181	0.6%
* easyJet P.L.C.	1,032,000	6,733,672	0.7%
Enodis P.L.C.	1,616,238	5,661,206	0.6%
Forth Ports P.L.C.	158,722	4,997,332	0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Go-Ahead Group P.L.C.	162,870	$5,166,664	0.6%
Homeserve P.L.C.	220,422	6,631,147	0.7%
* Invensys P.L.C.	19,290,739	8,399,478	0.9%
Michael Page International P.L.C.	1,200,784	8,894,407	1.0%
Morgan Crucible Company P.L.C.	1,125,473	5,178,925	0.6%
* Regus Group P.L.C.	3,366,539	7,061,707	0.8%
SIG P.L.C.	445,720	7,035,216	0.8%
VT Group P.L.C.	636,999	5,650,114	0.6%
Weir Group P.L.C.	714,505	5,883,905	0.6%
Other Securities		150,052,080	16.5%
Total Industrials		279,626,648	30.8%
Information Technology — (10.1%)
Electrocomponents P.L.C.	1,147,422	5,448,900	0.6%
Halma P.L.C.	1,554,692	5,348,729	0.6%
Laird Group P.L.C.	685,436	5,176,198	0.6%
Misys P.L.C.	1,567,012	5,272,681	0.6%
Spectris P.L.C.	508,179	5,609,377	0.6%
Other Securities		64,697,441	7.1%
Total Information Technology		91,553,326	10.1%
Materials — (3.7%)
Total Materials		33,138,751	3.7%
Other — (0.0%)
Total Other		53,074	0.0%
Telecommunication Services — (0.9%)
Total Telecommunication Services		8,365,563	0.9%
Utilities — (0.9%)
Viridian Group P.L.C.	385,527	6,646,672	0.7%
Other Securities		1,868,682	0.2%
Total Utilities		8,515,354	0.9%
TOTAL COMMON STOCKS		902,256,732	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		48,359	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $18,433,226 U.S. STRIPS 0.0%, 05/15/27, valued at $6,053,287) to be repurchased at $5,935,403	$5,935	5,934,595	0.7%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $67,000 FHLMC Notes 4.00%, 09/22/09, valued at $76,045) to be repurchased at $74,010	74	74,000	0.0%
TOTAL TEMPORARY CASH INVESTMENTS		6,008,595	0.7%
TOTAL INVESTMENTS — (100.0%) (Cost $670,751,601)		$908,313,686	100.2%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
# Boehler-Uddeholm AG	26,152	$5,441,222	0.4%
Other Securities		32,222,981	2.1%
TOTAL — AUSTRIA		37,664,203	2.5%
BELGIUM — (2.8%)
COMMON STOCKS — (2.8%)
# Ackermans & Van Haaren SA	74,360	5,440,510	0.4%
Other Securities		49,566,158	3.3%
TOTAL — BELGIUM		55,006,668	3.7%
DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		55,963,449	3.7%
FINLAND — (4.1%)
COMMON STOCKS — (4.1%)
# Amer Sports Oyj Series A	257,810	5,312,051	0.4%
# Huhtamaki Oyj	298,450	5,349,999	0.4%
# KCI Konecranes Oyj	255,800	5,222,957	0.4%
Uponor Oyj Series A	192,000	5,562,504	0.4%
Other Securities		60,320,226	3.9%
TOTAL — FINLAND		81,767,737	5.5%
FRANCE — (9.6%)
COMMON STOCKS — (9.6%)
* Compagnie Generale de Geophysique SA	37,105	6,356,490	0.4%
# Fimalac SA	111,143	9,452,681	0.6%
# Nexans SA	64,840	5,020,998	0.3%
# SCOR SA	2,575,766	6,113,918	0.4%
# Somfy SA	22,900	5,489,044	0.4%
Other Securities		158,375,611	10.6%
TOTAL COMMON STOCKS		190,808,742	12.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,896	0.0%
TOTAL — FRANCE		190,817,638	12.7%
GERMANY — (9.0%)
COMMON STOCKS — (9.0%)
# Bilfinger Berger AG	111,099	6,798,592	0.5%
Douglas Holding AG	105,237	4,786,238	0.3%
K&S AG	55,500	4,647,152	0.3%
*# QIAGEN NV	388,783	5,484,895	0.4%
# Stada Arzneimittel AG	164,610	6,611,469	0.5%
*# United Internet AG	92,804	5,217,328	0.4%
Other Securities		146,879,892	9.6%
TOTAL COMMON STOCKS		180,425,566	12.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,373	0.0%
TOTAL — GERMANY		180,431,939	12.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (3.7%)
COMMON STOCKS — (3.7%)
Bank of Greece	43,172	$5,472,159	0.4%
Other Securities		68,418,742	4.5%
TOTAL COMMON STOCKS		73,890,901	4.9%
PREFERRED STOCKS — (0.0%)
Other Securities		19,393	0.0%
TOTAL — GREECE		73,910,294	4.9%
IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
DCC P.L.C.	292,359	6,867,871	0.5%
* Dragon Oil P.L.C.	1,510,561	5,454,417	0.4%
FBD Holdings P.L.C.	132,521	6,092,892	0.4%
IAWS Group P.L.C.	368,887	6,577,198	0.4%
Other Securities		26,892,021	1.8%
TOTAL — IRELAND		51,884,399	3.5%
ITALY — (5.8%)
COMMON STOCKS — (5.8%)
Other Securities		114,604,521	7.6%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
Aalberts Industries NV	73,378	5,443,918	0.4%
*# Hagemeyer NV	1,576,607	7,790,801	0.5%
Koninklijke Bam Groep NV	264,205	5,637,401	0.4%
# Nutreco Holding NV	97,165	5,882,820	0.4%
Stork NV	86,944	4,753,027	0.3%
United Services Group NV	69,746	5,412,976	0.4%
Other Securities		85,013,910	5.6%
TOTAL — NETHERLANDS		119,934,853	8.0%
NORWAY — (3.7%)
COMMON STOCKS — (3.7%)
# Prosafe ASA	88,380	5,068,717	0.3%
*# Tandberg Television ASA	253,830	4,617,214	0.3%
* Tgs-Nopec Geophysical Co. ASA	79,110	6,175,680	0.4%
# Tomra Systems ASA	616,328	5,819,032	0.4%
Other Securities		51,722,527	3.5%
TOTAL — NORWAY		73,403,170	4.9%
PORTUGAL — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		16,762,270	1.1%
SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		68,152,275	4.6%
SWEDEN — (6.4%)
COMMON STOCKS — (6.4%)
* Capio AB, Goethenburg	258,500	4,743,000	0.3%
Elekta AB Series B	317,200	5,058,785	0.3%
JM AB	78,000	5,342,644	0.4%
# Meda AB Series A	255,575	4,827,820	0.3%
# Nobia AB	144,500	4,705,147	0.3%
Other Securities		102,942,075	6.9%
TOTAL COMMON STOCKS		127,619,471	8.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$86,870	0.0%
TOTAL — SWEDEN		127,706,341	8.5%
SWITZERLAND — (12.1%)
COMMON STOCKS — (12.1%)
* Actelion, Ltd.	51,203	5,967,198	0.4%
Bank Sarasin & Cie Series B	1,778	4,755,924	0.3%
Converium Holding AG	546,150	6,507,164	0.4%
* Fischer (Georg) AG	11,518	5,215,884	0.4%
Kuoni Reisen Holding AG	13,794	7,551,819	0.5%
Lonza Group AG	116,082	7,933,657	0.5%
Phonak Holding AG	133,842	7,697,809	0.5%
* PSP Swiss Property AG	148,025	7,597,240	0.5%
Rieters Holdings AG	14,862	5,818,454	0.4%
* Sika AG	8,623	9,708,361	0.7%
Sulzer AG	14,002	10,058,354	0.7%
*# Unaxis Holding AG	27,910	7,862,349	0.5%
Valiant Holding AG	60,231	6,526,965	0.4%
Other Securities		148,015,731	9.9%
TOTAL COMMON STOCKS		241,216,909	16.1%
PREFERRED STOCKS — (0.0%)
Other Securities		945,732	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		14,204	0.0%
TOTAL — SWITZERLAND		242,176,845	16.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (25.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $283,910,000 U.S. Treasury Notes, rates ranging from 3.375% to 5.500%, maturities ranging from 02/15/08 to 11/15/13, valued at $279,736,746) to be repurchased at $274,288,139	$274,251	274,250,810	18.3%
@ Repurchase Agreement, Goldman Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $104,331,953 FHLMC 4.125%, 10/18/10; & FNMA 5.125%, 01/02/14, valued at $102,014,195) to be repurchased at $100,013,917	100,000	100,000,000	6.7%
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $242,478,000 U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 08/15/06 to 02/15/31; & U.S. Treasury Bond 7.25%, 05/15/16, valued at $132,600,869) to be repurchased at $130,017,767	130,000	130,000,000	8.7%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $937,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,063,495) to be repurchased at $1,047,142	1,047	1,047,000	0.1%
TOTAL TEMPORARY CASH INVESTMENTS		505,297,810	33.8%
TOTAL INVESTMENTS - (100.0%) (Cost $1,473,811,135)		$1,995,484,412	133.2%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$10,203,205	0.5%
BRAZIL — (11.4%)
COMMON STOCKS — (1.4%)
Other Securities		28,850,181	1.4%
PREFERRED STOCKS — (10.0%)
Banci Itau Holding Financeira SA	868,000	22,896,432	1.1%
Banco Bradesco SA	802,158	24,448,041	1.2%
Companhia Vale do Rio Doce Series A	1,853,760	35,680,371	1.7%
Gerdau SA	697,734	9,878,405	0.5%
Investimentos Itau SA	3,300,893	12,546,962	0.6%
Telecomunicacoes de Sao Paulo SA	621,100	11,710,253	0.6%
Other Securities		93,360,284	4.3%
TOTAL PREFERRED STOCKS		210,520,748	10.0%
TOTAL — BRAZIL		239,370,929	11.4%
CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Banco Santander Chile SA Sponsored ADR	295,998	12,002,719	0.6%
Empresa Nacional de Electricidad SA ADR	514,018	13,893,907	0.7%
Other Securities		29,981,108	1.4%
TOTAL — CHILE		55,877,734	2.7%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	12,053,984	0.6%
Other Securities		10,230,692	0.5%
TOTAL — CZECH REPUBLIC		22,284,676	1.1%
HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
MOL Magyar Olaj- es Gazipari RT	168,429	17,251,235	0.8%
OTP Bank RT	386,220	12,847,890	0.6%
Other Securities		16,015,983	0.8%
TOTAL — HUNGARY		46,115,108	2.2%
INDIA — (11.2%)
COMMON STOCKS — (11.2%)
Hindustan Lever, Ltd.	2,697,394	13,611,794	0.7%
Infosys Technologies, Ltd.	312,438	19,659,302	0.9%
ITC, Ltd.	3,899,423	13,899,511	0.7%
* Reliance Communication Ventures, Ltd.	1,721,955	9,955,023	0.5%
* Reliance Industries, Ltd.	1,721,955	35,447,787	1.7%
Tata Consultancy Services, Ltd.	252,326	9,716,899	0.5%
Other Securities		131,901,224	6.1%
TOTAL — INDIA		234,191,540	11.1%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
PT Telekomunikasi Indonesia Tbk	37,153,640	$28,563,541	1.4%
Other Securities		31,918,262	1.5%
TOTAL COMMON STOCKS		60,481,803	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,016	0.0%
TOTAL — INDONESIA		60,482,819	2.9%
ISRAEL — (5.0%)
COMMON STOCKS — (5.0%)
Bank Hapoalim B.M.	2,309,640	10,739,361	0.5%
Bank Leumi Le-Israel	2,802,069	10,511,698	0.5%
Israel Chemicals, Ltd.	2,410,526	10,237,606	0.5%
Teva Pharmaceutical Industries, Ltd.	313,280	11,510,157	0.6%
Teva Pharmaceutical Industries, Ltd. ADR	740,586	26,964,736	1.3%
Other Securities		35,612,392	1.6%
TOTAL — ISRAEL		105,575,950	5.0%
MALAYSIA — (5.0%)
COMMON STOCKS — (5.0%)
Tenaga Nasional Berhad	4,578,500	11,483,262	0.6%
Other Securities		92,785,173	4.4%
TOTAL — MALAYSIA		104,268,435	5.0%
MEXICO — (11.4%)
COMMON STOCKS — (11.4%)
America Movil S.A. de C.V. ADR	350,230	11,438,512	0.5%
America Movil S.A. de C.V. Series L	29,043,100	47,368,187	2.3%
* America Telecom S.A. de C.V. Series A	5,129,240	28,940,436	1.4%
Cementos de Mexico S.A. de C.V. Series B	2,030,410	11,533,044	0.6%
Cemex S.A. de C.V. ADR	237,500	13,530,375	0.6%
Telefonos de Mexico S.A. de C.V.	12,016,800	11,801,741	0.6%
Wal-Mart de Mexico S.A. de C.V. Series V	11,125,875	30,396,797	1.5%
Other Securities		82,839,138	3.8%
TOTAL — MEXICO		237,848,230	11.3%
PHILIPPINES — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		37,808,576	1.8%
POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		42,782,800	2.0%
SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
Anglo American Platinum Corp., Ltd.	356,886	31,545,519	1.5%
Anglogold, Ltd.	402,684	18,549,227	0.9%
FirstRand, Ltd.	7,981,316	21,056,053	1.0%
Impala Platinum Holdings, Ltd.	65,883	11,084,500	0.5%
MTN Group, Ltd.	1,873,381	15,490,592	0.7%
Standard Bank Group, Ltd.	1,390,592	16,132,405	0.8%
Telkom South Africa, Ltd.	879,553	18,703,587	0.9%
Other Securities		111,294,441	5.3%
TOTAL — SOUTH AFRICA		243,856,324	11.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
Kookmin Bank	161,175	$13,041,055	0.6%
Korea Electric Power Corp.	495,290	20,345,035	1.0%
POSCO	46,060	11,987,075	0.6%
Samsung Electronics Co., Ltd.	77,768	50,042,458	2.4%
SK Telecom Co., Ltd.	56,085	13,293,972	0.6%
Other Securities		148,624,216	7.0%
TOTAL — SOUTH KOREA		257,333,811	12.2%
TAIWAN — (12.5%)
COMMON STOCKS — (12.5%)
Cathay Financial Holdings Co., Ltd.	8,064,529	17,652,914	0.8%
Hon Hai Precision Industry Co., Ltd.	3,195,839	20,488,437	1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,706,093	38,830,278	1.9%
Other Securities		185,123,921	8.8%
TOTAL — TAIWAN		262,095,550	12.5%
THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
Advance Info Service Public Co., Ltd. (Foreign)	4,785,600	11,607,919	0.5%
Other Securities		32,439,980	1.6%
TOTAL — THAILAND		44,047,899	2.1%
TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
Akbank T.A.S.	2,717,997	16,174,182	0.8%
Turkiye Garanti Bankasi A.S.	3,958,349	11,932,802	0.5%
Turkiye Is Bankasi A.S.	2,403,571	14,198,899	0.7%
Other Securities		42,167,265	2.0%
TOTAL — TURKEY		84,473,148	4.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,042,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,857,670) to be repurchased at $6,756,914	$6,756	6,756,000	0.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,298,566,336)		$2,095,372,734	99.7%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$2,104,632	0.3%
BRAZIL — (10.6%)
COMMON STOCKS — (1.0%)
Copesul Companhia Petroquimica do Sul	269,500	3,108,136	0.5%
* Perdigao SA	289,800	2,794,612	0.4%
Other Securities		1,028,217	0.1%
TOTAL COMMON STOCKS		6,930,965	1.0%
PREFERRED STOCKS — (9.6%)
Companhia Paranaense de Energia-Copel Series B	478,800,000	3,929,783	0.5%
* Electropaulo Metropolitana SA	69,600,000	2,678,659	0.4%
Embratel Participacoes SA	1,226,600,000	3,203,747	0.4%
Gol Linhas Aereas Inteligentes SA	86,900	2,718,796	0.4%
Klabin SA	1,681,000	3,598,249	0.5%
Lojas Americanas SA	132,090,369	4,649,010	0.7%
Metalurgica Gerdau SA	263,329	4,509,331	0.6%
* Net Servicos de Comunicacao SA	5,855,439	2,886,573	0.4%
Sadia SA	1,138,000	2,805,016	0.4%
Suzano Bahia Sul Papel e Celullose SA	372,242	2,140,895	0.3%
Tim Participacoes SA	1,691,540,950	4,110,902	0.6%
Ultrapar Participacoes SA	137,030	2,020,637	0.3%
* Vivo Participacoes SA	1,415,413	3,562,250	0.5%
Weg SA	1,359,100	4,731,137	0.7%
Other Securities		20,913,526	2.8%
TOTAL PREFERRED STOCKS		68,458,511	9.5%
TOTAL — BRAZIL		75,389,476	10.5%
CHILE — (2.0%)
COMMON STOCKS — (2.0%)
Corpbanca SA	466,016,129	2,359,797	0.3%
Empresas Iansa SA	9,232,481	2,571,312	0.4%
Other Securities		9,566,983	1.3%
TOTAL — CHILE		14,498,092	2.0%
HUNGARY — (1.1%)
COMMON STOCKS — (1.1%)
BorsodChem RT	214,341	2,407,254	0.3%
Other Securities		5,356,666	0.8%
TOTAL — HUNGARY		7,763,920	1.1%
INDIA — (12.0%)
COMMON STOCKS — (12.0%)
Adani Exports, Ltd.	505,334	1,974,362	0.3%
Other Securities		83,049,696	11.6%
TOTAL COMMON STOCKS		85,024,058	11.9%
PREFERRED STOCKS — (0.0%)
Other Securities		34,043	0.0%
TOTAL — INDIA		85,058,101	11.9%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
PT Astra Agro Lestari Tbk	4,860,000	$3,421,086	0.5%
PT Berlian Laju Tanker Tbk	11,737,700	2,328,230	0.3%
PT Kalbe Farma Tbk	14,904,238	2,118,356	0.3%
Other Securities		12,747,733	1.8%
TOTAL — INDONESIA		20,615,405	2.9%
ISRAEL — (5.4%)
COMMON STOCKS — (5.4%)
Ormat Industries, Ltd.	238,897	2,294,084	0.3%
Other Securities		35,949,642	5.0%
TOTAL COMMON STOCKS		38,243,726	5.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,713	0.0%
TOTAL — ISRAEL		38,280,439	5.3%
MALAYSIA — (8.6%)
COMMON STOCKS — (8.6%)
Other Securities		60,986,067	8.5%
PREFERRED STOCKS — (0.0%)
Other Securities		9,546	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,611	0.0%
TOTAL — MALAYSIA		60,998,224	8.5%
MEXICO — (6.0%)
COMMON STOCKS — (6.0%)
Consorcio Ara S.A. de C.V.	1,015,200	4,206,506	0.6%
Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	3,429,664	0.5%
* Corporacion Geo S.A. de C.V. Series B	1,751,700	6,053,658	0.9%
Embotelladora Arca S.A. de C.V., Mexico	1,658,900	4,065,716	0.6%
* Empresas ICA S.A. de C.V	1,253,108	4,032,306	0.6%
Gruma S.A. de C.V. Series B	1,069,600	2,666,692	0.4%
Grupo Aeroporturio del Sureste S.A. de C.V.	592,200	2,005,325	0.3%
Grupo Cementos de Chihuahua S.A. de C.V.	650,000	2,088,733	0.3%
* Industrias S.A. de C.V. Series B	1,185,148	2,990,297	0.4%
TV Azteca S.A. de C.V. Series A	3,832,700	2,365,238	0.3%
Other Securities		8,992,621	1.1%
TOTAL — MEXICO		42,896,756	6.0%
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		8,979,554	1.2%
POLAND — (2.8%)
COMMON STOCKS — (2.8%)
* Echo Investment SA	26,204	2,068,868	0.3%
Other Securities		17,996,008	2.5%
TOTAL — POLAND		20,064,876	2.8%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (12.2%)
COMMON STOCKS — (12.2%)
Aeci, Ltd.	331,190	$2,873,352	0.4%
* African Rainbow Minerals, Ltd.	458,487	3,329,829	0.5%
Aveng, Ltd.	908,063	2,974,811	0.4%
Ellerine Holdings, Ltd.	255,500	3,113,583	0.4%
Highveld Steel & Vanadilum Corp., Ltd.	216,434	2,316,381	0.3%
Illovo Sugar, Ltd.	689,480	2,050,826	0.3%
Investec, Ltd.	61,734	3,153,643	0.4%
Metropolitan Holdings, Ltd.	1,380,866	2,578,322	0.4%
Murray & Roberts Holdings, Ltd.	644,907	2,348,576	0.3%
Northam Platinum, Ltd.	397,201	2,165,838	0.3%
Reunert, Ltd.	278,728	2,689,667	0.4%
Santam, Ltd.	202,102	2,211,492	0.3%
Sun International, Ltd.	167,578	2,122,420	0.3%
Tongaat-Hulett Group, Ltd.	230,678	3,153,284	0.4%
Other Securities		49,628,215	7.0%
TOTAL — SOUTH AFRICA		86,710,239	12.1%
SOUTH KOREA — (12.4%)
COMMON STOCKS — (12.4%)
Other Securities		87,903,067	12.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		120,345	0.0%
TOTAL — SOUTH KOREA		88,023,412	12.3%
TAIWAN — (13.8%)
COMMON STOCKS — (13.8%)
Other Securities		98,105,081	13.7%
THAILAND — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		27,865,142	3.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		27,100	0.0%
TOTAL — THAILAND		27,892,242	3.9%
TURKEY — (4.7%)
COMMON STOCKS — (4.7%)
Aksigorta A.S.	583,604	2,014,283	0.3%
Other Securities		31,480,389	4.4%
TOTAL — TURKEY		33,494,672	4.7%
TOTAL INVESTMENTS — (100.0%) (Cost $541,236,013)		$710,875,121	99.2%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount	Value†
	(000)
AUSTRIA — (2.0%)
BONDS — (2.0%)
Oesterreichische Kontrollbank AG 5.125%, 03/20/07	$46,000	$45,991,076
CANADA — (8.6%)
BONDS — (8.6%)
British Columbia, Province of 4.625%, 10/03/06	48,040	47,936,954
Canadian Government 6.750%, 08/28/06	45,245	45,407,203
Manitoba, Province of 4.250%, 11/20/06	51,000	50,743,674
Ontario, Province of 2.650%, 12/15/06	52,684	51,949,111
TOTAL — CANADA		196,036,942
FINLAND — (0.7%)
BONDS — (0.7%)
Finland, Republic of 4.750%, 03/06/07	15,000	14,914,650
GERMANY — (2.3%)
BONDS — (2.3%)
Landwirtschaftliche Rentenbank 4.500%, 10/23/06	50,100	49,973,047
4.875%, 03/12/07	2,000	1,994,690
TOTAL — GERMANY		51,967,737
SPAIN — (2.2%)
BONDS — (2.2%)
Instituto de Credito Oficial 4.625%, 11/29/06	50,500	50,293,455
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.8%)
BONDS — (9.8%)
Asian Development Bank 4.875%, 02/05/07	65,000	64,802,920
European Investment Bank 3.000%, 08/15/06	52,600	52,400,909
Inter-American Development Bank 6.625%, 03/07/07	43,503	43,923,239
International Finance Corp. 4.750%, 04/30/07	28,000	27,760,488
World Bank (International Bank for Reconstruction & Development) 6.625%, 08/21/06	15,000	15,046,830
4.375%, 09/28/06	20,000	19,950,500
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		223,884,886

	Face Amount	Value†
	(000)
SWEDEN — (2.6%)
BONDS — (2.6%)
Swedish Export Credit Corp. 2.875%, 01/26/07	$60,000	$59,153,220
UNITED KINGDOM — (1.1%)
BONDS — (1.1%)
BP Capital Markets P.L.C. 2.750%, 12/29/06	25,947	25,601,775
UNITED STATES — (70.4%)
AGENCY OBLIGATIONS — (26.2%)
Federal Farm Credit Bank 2.250%, 09/01/06	10,000	9,926,970
2.600%, 09/07/06	8,600	8,540,927
2.750%, 09/29/06	50,000	49,604,450
4.125%, 11/14/06	29,975	29,803,333
2.550%, 02/27/07	26,500	25,945,885
Federal Home Loan Bank 2.625%, 10/16/06	38,000	37,640,482
2.750%, 11/15/06	36,000	35,591,580
3.875%, 12/01/06	45,000	44,670,240
2.750%, 12/15/06	20,000	19,724,000
4.500%, 05/11/07	1,800	1,785,929
Federal Home Loan Mortgage Corporation 2.750%, 08/15/06	6,000	5,969,832
2.750%, 10/15/06	66,000	65,409,960
2.875%, 12/15/06	60,000	59,211,240
2.375%, 02/15/07	19,000	18,610,386
Federal Home Loan Mortgage Corporation Discount Note 4.480%, 12/01/06	45,000	43,849,395
Federal National Mortgage Association 4.375%, 10/15/06	54,700	54,547,442
2.625%, 11/15/06	25,000	24,703,625
2.375%, 02/15/07	20,000	19,589,880
Federal National Mortgage Association Discount Note 4.480%, 12/01/06	45,000	43,849,395
TOTAL AGENCY OBLIGATIONS		598,974,951
BONDS — (22.0%)
Bank of America Corp. 7.125%, 09/15/06	17,710	17,790,917
5.250%, 02/01/07	35,500	35,474,227
Bayerische Landesbank 2.600%, 10/16/06	39,625	39,226,888
Citigroup, Inc. 5.000%, 03/06/07	37,931	37,810,493
General Electric Capital Corp. 2.970%, 07/26/06	4,500	4,486,131
2.800%, 01/15/07	39,500	38,922,905
5.375%, 03/15/07	18,515	18,521,369

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
KFW International Finance, Inc. 4.750%, 01/24/07	$53,371	$53,121,277
Landesbank Baden-Wuerttemberg 4.150%, 03/30/07	51,000	50,229,441
Toyota Motor Credit Corp. 2.900%, 07/14/06	53,000	52,867,553
US Bank NA 2.850%, 11/15/06	54,350	53,756,824
Wal-Mart Stores, Inc. 5.450%, 08/01/06	32,600	32,599,870
Wells Fargo & Co. 5.125%, 02/15/07	67,048	66,936,164
TOTAL BONDS		501,744,059
COMMERCIAL PAPER — (22.2%)
Beta Finance Corp. 4.560%, 07/24/06	49,000	48,631,657
CC (USA), Inc. 5.130%, 11/22/06	14,000	13,644,750
Danske Corp. 4.560%, 07/28/06	3,000	2,975,946
Electricite de France 4.560%, 07/19/06	7,100	7,052,231
Ixis Commercial Paper 4.860%, 10/13/06	8,000	7,845,632
5.060%, 10/27/06	8,000	7,829,043
5.040%, 01/03/07	49,200	47,650,200
KFW International Finance, Inc. 4.770%, 11/27/06	10,000	9,741,504
New Center Asset Trust 4.550%, 07/06/06	56,000	55,723,965
Nordea North America, Inc. 5.015%, 01/05/07	56,000	54,209,490
Queensland Treasury Corp. 4.280%, 07/12/06	50,000	49,713,280
Sheffield Receivables Corp. 5.120%, 11/21/06	10,000	9,747,323
Sigma Finance Corp. 4.690%, 10/26/06	20,000	19,574,680
5.080%, 02/05/07	47,000	45,282,907
Societe Generale North America 4.530%, 08/29/06	18,600	18,364,656
4.540%, 09/01/06	20,000	19,738,156
4.780%, 11/10/06	15,000	14,648,190
Swedish Housing Finance Corp. 5.090%, 10/31/06	12,000	11,736,432
5.060%, 02/05/07	40,000	38,543,348
UBS Finance Delaware, Inc. 4.630%, 10/27/06	10,000	9,786,304
5.000%, 01/05/07	14,000	13,554,916
TOTAL COMMERCIAL PAPER		505,994,610
TOTAL — UNITED STATES		1,606,713,620
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,972,000 FHLMC Notes 4.00%, 09/22/09, valued at $7,913,220) to be repurchased at $7,797,055	7,796	7,796,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,295,044,397)		$2,282,353,361

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.4%)
BONDS — (1.4%)
BOS International Australia, Ltd. (c) 3.500%, 01/22/07	35,922	$32,419,483
AUSTRIA — (3.1%)
BONDS — (3.1%)
Austria, Republic of (f) 3.000%, 05/14/07	8,000	6,635,637
Oesterreichische Kontrollbank AG (u) 5.125%, 03/20/07	50,000	49,990,300
(f) 2.000%, 11/26/07	8,000	6,559,081
(f) 3.500%, 02/18/08	9,475	7,957,834
TOTAL — AUSTRIA		71,142,852
BELGIUM — (2.8%)
BONDS — (2.8%)
Belgium, Kingdom of 6.250%, 03/28/07	50,000	65,616,671
CANADA — (10.5%)
BONDS — (10.5%)
British Columbia, Province of (f) 2.125%, 03/26/08	10,000	8,201,658
Canada Housing Trust 5.100%, 09/15/07	53,100	48,649,530
Canadian Government 3.000%, 06/01/07	19,000	17,041,353
GE Capital Canada Funding Co. 5.300%, 07/24/07	60,000	54,989,196
Manitoba, Province of (u) 4.250%, 11/20/06	47,000	46,763,778
Ontario, Province of (u) 2.650%, 12/15/06	1,000	986,051
5.200%, 03/08/07	75,500	68,978,829
TOTAL — CANADA		245,610,395
DENMARK — (3.1%)
BONDS — (3.1%)
Denmark, Kingdom of 7.000%, 11/15/07	400,000	72,211,127
FRANCE — (7.1%)
BONDS — (7.1%)
Caisse D'Amortissement de la Dette Sociale 6.250%, 10/25/07	27,104	36,062,421
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,190,468
ERAP 3.375%, 04/25/08	38,850	49,739,450
French Government Note 4.750%, 07/12/07	50,000	65,120,707
Total Capital SA 3.500%, 01/28/08	9,000	11,542,223
TOTAL — FRANCE		166,655,269

	Face Amount^	Value†
	(000)
GERMANY — (13.1%)
BONDS — (13.1%)
Bayerische Landesbank 3.250%, 02/28/08	19,600	$24,998,740
BundesObligation 4.500%, 08/17/07	38,000	49,371,758
Depfa Deutsche Pfandbriefbank AG (f) 1.750%, 02/18/08	14,640	11,936,162
Kreditanstalt Fuer Wiederaufbau 3.000%, 11/15/07	51,000	64,983,960
Landesbank Hessen-Thuringen Girozentrale (c) 5.375%, 12/28/06	16,393	14,954,613
(c) 4.000%, 06/04/07	33,183	29,969,898
Landeskreditbank Baden-Wuerttemberg-Foerderbank (u) 4.875%, 01/30/07	53,000	52,830,029
Landwirtschaftliche Rentenbank (u) 4.875%, 03/12/07	3,000	2,992,035
5.000%, 08/17/07	35,000	45,698,366
(f) 1.750%, 02/12/08	10,000	8,162,923
TOTAL — GERMANY		305,898,484
NETHERLANDS — (8.7%)
BONDS — (8.7%)
Bank Nederlandse Gemeenten (u) 4.500%, 12/14/06	43,000	42,813,294
2.875%, 05/15/07	13,500	17,246,613
Nederlandse Waterschapsbank NV (u) 6.875%, 10/26/06	10,000	10,049,880
Netherlands, Government of 3.000%, 07/15/07	53,000	67,711,643
Rabobank Nederland NV 3.625%, 01/22/08	50,000	64,331,368
TOTAL — NETHERLANDS		202,152,798
NORWAY — (1.1%)
BONDS — (1.1%)
Eksportfinans (e) 3.500%, 04/16/08	20,000	25,617,068
SPAIN — (2.4%)
BONDS — (2.4%)
Instituto de Credito Oficial (u) 4.625%, 11/29/06	56,000	55,770,960
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.5%)
BONDS — (11.5%)
Asian Development Bank (u) 4.875%, 02/05/07	51,500	51,343,852
Council of Europe Development Bank (u) 4.875%, 01/23/07	53,000	52,842,060
European Investment Bank (e) 2.625%, 10/15/07	54,000	68,588,926
Inter-American Development Bank (u) 6.625%, 03/07/07	10,600	10,702,396
(f) 3.000%, 10/22/07	25,460	21,178,069

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
International Finance Corp. (u) 4.750%, 04/30/07	7,700	$7,634,134
World Bank (International Bank for Reconstruction & Development) (u) 4.375%, 09/28/06	14,500	14,464,113
(c) 3.000%, 06/04/07	14,800	13,266,174
(j) 2.000%, 02/18/08	3,190,000	28,913,767
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		268,933,491
SWEDEN — (5.6%)
BONDS — (5.6%)
Swedish Export Credit Corp. (u) 4.625%, 11/06/06	23,000	22,922,858
(u) 2.875%, 01/26/07	35,000	34,506,045
Swedish Government 8.000%, 08/15/07	505,000	74,115,108
TOTAL — SWEDEN		131,544,011
UNITED KINGDOM — (4.8%)
BONDS — (4.8%)
Bank of England (e) 2.500%, 01/28/08	52,550	66,397,235
BP Capital Markets P.L.C. (u) 2.750%, 12/29/06	15,066	14,865,547
GlaxoSmithKline Capital P.L.C. (e) 3.375%, 04/15/08	12,000	15,326,617
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	12,700	16,339,142
TOTAL — UNITED KINGDOM		112,928,541
UNITED STATES — (24.6%)
AGENCY OBLIGATIONS — (11.0%)
Federal Farm Credit Bank 2.750%, 09/29/06	28,060	27,838,017
Federal Home Loan Bank 2.625%, 10/16/06	66,000	65,375,574
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	63,000	80,765,774
Federal National Mortgage Association 4.375%, 10/15/06	69,000	68,807,559
(j) 1.750%, 03/26/08	1,450,000	13,118,103
TOTAL AGENCY OBLIGATIONS		255,905,027
BONDS — (11.1%)
Bank of America Corp. 5.250%, 02/01/07	57,700	57,658,110
General Electric Capital Corp. 5.000%, 02/15/07	15,985	15,956,195
5.375%, 03/15/07	6,200	6,202,133
(e) 5.125%, 06/20/07	5,870	7,651,978
Landesbank Baden-Wuerttemberg 4.150%, 03/30/07	53,000	52,199,223
Pfizer, Inc. (j) 0.800%, 03/18/08	7,528,000	66,786,126
Toyota Motor Credit Corp. (e) 4.125%, 01/16/07	10,000	12,885,853
(f) 2.000%, 11/13/07	12,900	10,581,822

	Face Amount^	Value†
	(000)
US Bank NA 2.850%, 11/15/06	30,891	$30,553,839
TOTAL BONDS		260,475,279
CERTIFICATE OF DEPOSIT INTEREST BEARING — (2.1%)
Wells Fargo Bank NA 4.850%, 01/30/07	50,000	49,708,740
COMMERCIAL PAPER — (0.4%)
Ixis Commercial Paper 4.800%, 09/06/06	8,400	8,283,846
TOTAL — UNITED STATES		574,372,892
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Markets, Inc. 4.87%, 06/01/06 (Collateralized by $3,990,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,528,650) to be repurchased at $4,461,603	4,461	4,461,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,279,503,285)		$2,335,335,042

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small XM Value Series
ASSETS:
Investments at Value (including $715,046, $0, $797,943, and $10,087 of securities on loan, respectively)	$4,355,841	$321,517	$6,986,995	$188,875
Temporary Cash Investments at Value	798,661	1,767	884,743	12,006
Foreign Currencies at Value	—	1	—	—
Cash	3,072	—	1	1
Receivables:
Investment Securities Sold	—	—	—	302
Dividends and Interest	9,294	4,332	9,737	149
Securities Lending Income	44	—	118	10
Fund Shares Sold	3,439	279	8,595	526
Fund Margin Variation	590	3,004	—	—
Unrealized Gain on Forward Currency Contracts	—	31	—	—
Prepaid Expenses and Other Assets	22	7	21	—
Total Assets	5,170,963	330,938	7,890,210	201,869
LIABILITIES:
Payables:
Upon Return of Securities Loaned	733,549	—	822,465	10,672
Investment Securities Purchased	4,218	—	—	88
Fund Shares Redeemed	230	—	1,121	—
Due to Advisor	93	14	590	16
Unrealized Loss on Swap Contracts	—	230	—	—
Unrealized Loss on Forward Currency Contracts	—	1,640	—	—
Accrued Expenses and Other Liabilities	195	22	217	15
Total Liabilities	738,285	1,906	824,393	10,791
NET ASSETS	$4,432,678	$329,032	$7,065,817	$191,078
SHARES OUTSTANDING $0.01 PAR VALUE	N/A	35,830,517	327,500,598	15,520,702
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$9.18	$21.57	$12.31
Investments at Cost	$3,197,975	$313,146	$5,642,657	$172,273
Temporary Cash Investments at Cost	$798,661	$1,767	$884,743	$12,006
Foreign Currencies at Cost	$—	$1	$—	$—

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The U.S. Small Cap Value Series	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series
ASSETS:
Investments at Value (including $580,119, $392,027, $447,316, and $1,369,914 of securities on loan, respectively)	$8,383,646	$3,237,540	$4,430,159	$5,842,326
Temporary Cash Investments at Value	644,871	419,777	510,838	1,511,185
Foreign Currencies at Value	—	—	—	25,721
Cash	1	23	—	15
Receivables:
Investment Securities Sold	7,363	4,442	6,796	4,365
Dividends, Interest, and Tax Reclaims	4,899	1,492	1,541	21,283
Securities Lending Income	626	557	1,296	2,544
Fund Shares Sold	1,864	187	1,644	5,968
Class Action Gain	—	18	11	—
Prepaid Expenses and Other Assets	26	9	32	17
Total Assets	9,043,296	3,664,045	4,952,317	7,413,424
LIABILITIES:
Payables:
Upon Return of Securities Loaned	610,911	410,783	478,089	1,487,065
Investment Securities Purchased	8,820	682	21,807	14,558
Fund Shares Redeemed	202	6,263	—	67
Due to Advisor	1,445	84	380	1,013
Accrued Expenses and Other Liabilities	294	119	173	252
Total Liabilities	621,672	417,931	500,449	1,502,955
NET ASSETS	$8,421,624	$3,246,114	$4,451,868	$5,910,469
SHARES OUTSTANDING $0.01 PAR VALUE	351,797,088	193,152,585	385,475,044	296,786,398
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.94	$16.81	$11.55	$19.91
Investments at Cost	$6,693,875	$2,778,759	$3,623,595	$4,206,102
Temporary Cash Investments at Cost	$644,871	$419,777	$510,838	$1,511,185
Foreign Currencies at Cost	$—	$—	$—	$25,616

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
ASSETS:
Investments at Value (including $399,933, $123,319, $4,213, and $473,115 of securities on loan, respectively)	$1,386,977	$550,819	$902,305	$1,490,187
Temporary Cash Investments at Value	439,304	147,346	6,009	505,298
Foreign Currencies at Value	909	1,580	1,523	4,385
Cash	15	16	16	16
Receivables:
Investment Securities Sold	2,515	3,713	—	498
Dividends, Interest, and Tax Reclaims	8,384	1,157	3,399	2,791
Securities Lending Income	799	161	5	597
Fund Shares Sold	897	705	244	315
Prepaid Expenses and Other Assets	4	1	3	4
Total Assets	1,839,804	705,498	913,504	2,004,091
LIABILITIES:
Payables:
Upon Return of Securities Loaned	431,038	146,054	5,935	504,251
Investment Securities Purchased	1,980	1,604	817	1,505
Due to Advisor	124	48	77	129
Accrued Expenses and Other Liabilities	67	54	30	79
Total Liabilities	433,209	147,760	6,859	505,964
NET ASSETS	$1,406,595	$557,738	$906,645	$1,498,127
Investments at Cost	$1,182,407	$489,553	$664,743	$968,513
Temporary Cash Investments at Cost	$439,304	$147,346	$6,009	$505,298
Foreign Currencies at Cost	$887	$1,565	$1,540	$4,277

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value	$2,088,617	$710,875	$2,274,557	$2,330,874
Temporary Cash Investments at Value	6,756	—	7,796	4,461
Foreign Currencies at Value	284	212	—	36,274
Cash	15	—	—	16
Receivables:
Investment Securities Sold	2,183	44	—	—
Dividends, Interest, and Tax Reclaims	7,266	2,209	15,543	38,319
Fund Shares Sold	155	5,600	1,212	1,029
Unrealized Gain on Forward Currency Contracts	—	—	—	434
Prepaid Expenses and Other Assets	7	3	6	1,038
Total Assets	2,105,283	718,943	2,299,114	2,412,445
LIABILITIES:
Payables:
Investment Securities Purchased	—	646	—	36,457
Fund Shares Redeemed	709	—	—	—
Due to Advisor	196	128	96	98
Loan Payable	—	208	—	—
Unrealized Loss on Forward Currency Contracts	—	—	—	11,005
Deferred Thailand Capital Gains Tax	2,869	945	—	—
Accrued Expenses and Other Liabilities	241	90	96	552
Total Liabilities	4,015	2,017	192	48,112
NET ASSETS	$2,101,268	$716,926	$2,298,922	$2,364,333
SHARES OUTSTANDING $0.01 PAR VALUE	N/A	N/A	230,902,731	237,109,678
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$9.96	$9.97
Investments at Cost	$1,291,810	$541,236	$2,287,248	$2,275,042
Temporary Cash Investments at Cost	$6,756	$—	$7,796	$4,461
Foreign Currencies at Cost	$287	$215	$—	$36,514

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small XM Value Series
Investment Income
Dividends	$40,943	—	$53,130	$1,490
Interest	2,894	$5,868	4,070	42
Income from Securities Lending	292	—	617	58
Total Investment Income	44,129	5,868	57,817	1,590
Expenses
Investment Advisory Services Fees	550	82	3,231	94
Accounting & Transfer Agent Fees	229	26	331	19
S&P 500® Fees	41	3	—	—
Custodian Fees	46	21	158	7
Legal Fees	9	4	7	—
Audit Fees	27	2	37	1
Shareholders' Reports	20	—	24	—
Directors'/Trustees' Fees & Expenses	15	1	26	—
Other	32	4	39	5
Total Expenses	969	143	3,853	126
Net Investment Income (Loss)	43,160	5,725	53,964	1,464
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)	(1,173)	285,070	14,326
Net Realized Gain (Loss) on Futures	4,621	9,391	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(7,377)	—	—
Net Realized Gain (Loss) on Swap Contracts	—	1,316	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208	10,155	104,453	834
Futures	(3,210)	(9,165)	—	—
Swap Contracts	—	(1,145)	—	—
Translation of Foreign Currency Denominated Amounts	—	(875)	—	—
Net Realized and Unrealized Gain (Loss)	67,299	1,127	389,523	15,160
Net Increase (Decrease) in Net Assets Resulting from Operations	$110,459	$6,852	$443,487	$16,624

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The U.S. Small Cap Value Series	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $10,299, respectively)	$54,566	$13,843	$15,364	$99,083
Interest	2,198	488	859	5,864
Income from Securities Lending	3,482	3,153	6,820	5,799
Total Investment Income	60,246	17,484	23,043	110,746
Expenses
Investment Advisory Services Fees	8,211	478	2,191	5,345
Accounting & Transfer Agent Fees	418	168	227	278
Custodian Fees	217	92	123	472
Legal Fees	10	6	5	10
Audit Fees	48	19	26	29
Shareholders' Reports	34	13	17	16
Directors'/Trustees' Fees & Expenses	31	13	15	22
Other	54	22	36	63
Total Expenses	9,023	811	2,640	6,235
Net Investment Income (Loss)	51,223	16,673	20,403	104,511
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	574,314	125,130	261,800	77,435
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	305
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	242,229	80,116	12,622	674,593
Translation of Foreign Currency Denominated Amounts	—	—	—	738
Net Realized and Unrealized Gain (Loss)	816,543	205,246	274,422	753,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$867,766	$221,919	$294,825	$857,582

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $681, $128, $0 and $3,246, respectively)	$9,050	$8,542	$12,538	$20,092
Interest	206	84	94	359
Income from Securities Lending	3,983	735	47	2,190
Total Investment Income	13,239	9,361	12,679	22,641
Expenses
Investment Advisory Services Fees	688	246	404	644
Accounting & Transfer Agent Fees	81	37	53	76
Custodian Fees	160	161	43	276
Legal Fees	2	1	1	2
Audit Fees	8	2	4	7
Shareholders' Reports	4	—	2	4
Directors'/Trustees' Fees & Expenses	6	2	3	5
Other	16	5	6	14
Total Expenses	965	454	516	1,028
Net Investment Income (Loss)	12,274	8,907	12,163	21,613
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	43,076	18,375	11,119	27,568
Net Realized Gain (Loss) on Foreign Currency Transactions	(174)	(23)	204	115
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,004	37,986	109,911	245,660
Translation of Foreign Currency Denominated Amounts	486	(11)	68	90
Net Realized and Unrealized Gain (Loss)	76,392	56,327	121,302	273,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$88,666	$65,234	$133,465	$295,046

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,769, $718, $0 and $0, respectively)	$30,600	$10,536	—	—
Interest	273	168	$43,181	$34,793
Total Investment Income	30,873	10,704	43,181	34,793
Expenses
Investment Advisory Services Fees	1,094	677	551	553
Accounting & Transfer Agent Fees	121	46	119	122
Custodian Fees	1,036	469	50	119
Legal Fees	4	1	9	6
Audit Fees	12	4	13	13
Shareholders' Reports	6	—	9	8
Directors'/Trustees' Fees & Expenses	9	3	7	8
Other	49	8	15	12
Total Expenses	2,331	1,208	773	841
Net Investment Income (Loss)	28,542	9,496	42,408	33,952
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	13,585	25,061	(2,439)	(8,195)
Net Realized Gain (Loss) on Foreign Currency Transactions	85	(86)	—	(52,805)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,556	54,710	4,636	73,443
Translation of Foreign Currency Denominated Amounts	(170)	(59)	—	(4,010)
Deferred Thailand Capital Gains Tax	734	(335)	—	—
Net Realized and Unrealized Gain (Loss)	149,790	79,291	2,197	8,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,332	$88,787	$44,605	$42,385

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small XM Value Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,160	$72,280	$5,725	$7,946	$53,964	$75,708	$1,464	$1,582
Net Realized Gain (Loss) on Investment Securities Sold	(6,320)	(28,767)	(1,173)	(853)	285,070	200,126	14,326	17,330
Net Realized Gain (Loss) on Futures	4,621	5,427	9,391	19,024	—	—	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	(7,377)	1,331	—	—	—	—
Net Realized Gain (Loss) on Swap Contracts	—	—	1,316	1,285	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	72,208	274,881	10,155	(1,810)	104,453	400,320	834	2,075
Futures	(3,210)	(507)	(9,165)	(5,647)	—	—	—	—
Swap Contracts	—	—	(1,145)	(732)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(875)	(841)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	110,459	323,314	6,852	19,703	443,487	676,154	16,624	20,987
Distributions From:
Net Investment Income	—	—	(2,434)	(8,787)	(32,326)	(79,209)	(712)	(4,014)
Net Short-Term Gains	—	—	—	—	(14,160)	—	(4,164)	(10,061)
Net Long-Term Gains	—	—	(4,136)	—	(186,026)	(3,972)	(12,060)	(14,166)
Total Distributions	—	—	(6,570)	(8,787)	(232,512)	(83,181)	(16,936)	(28,241)
Capital Share Transactions (1):
Shares Issued	—	—	33,793	90,909	905,579	1,391,582	20,989	21,337
Shares Issued in Lieu of Cash Distributions	—	—	6,504	8,742	227,002	79,551	13,996	24,689
Shares Redeemed	—	—	(25,155)	(18,739)	(109,326)	(152,432)	(16,251)	(73,441)
Net Increase (Decrease) from Capital Share Transactions	—	—	15,142	80,912	1,023,255	1,318,701	18,734	(27,415)
Transactions in Interest:
Contributions	416,349	841,720	—	—	—	—	—	—
Withdrawals	(332,842)	(420,241)	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	83,507	421,479	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	193,966	744,793	15,424	91,828	1,234,230	1,911,674	18,422	(34,669)
Net Assets
Beginning of Period	4,238,712	3,493,919	313,608	221,780	5,831,587	3,919,913	172,656	207,325
End of Period	$4,432,678	$4,238,712	$329,032	$313,608	$7,065,817	$5,831,587	$191,078	$172,656
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	3,619	10,210	42,606	71,023	1,744	1,820
Shares Issued in Lieu of Cash Distributions	N/A	N/A	713	962	11,226	4,005	1,245	2,171
Shares Redeemed	N/A	N/A	(2,697)	(2,093)	(5,190)	(7,495)	(1,323)	(6,321)
	N/A	N/A	1,635	9,079	48,642	67,533	1,666	(2,330)
Accumulated Net Investment Income (Loss)	N/A	N/A	$3,877	$586	$31,294	$9,656	$878	$126

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Value Series		The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,223	$51,264	$16,673	$24,657	$20,403	$27,891	$104,511	$97,688
Net Realized Gain (Loss) on Investment Securities Sold	574,314	791,360	125,130	235,770	261,800	409,242	77,435	132,514
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—	—	305	(1,607)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	242,229	(60,062)	80,116	11,172	12,622	(55,490)	674,593	292,697
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	738	(566)
Net Increase (Decrease) in Net Assets Resulting from Operations	867,766	782,562	221,919	271,599	294,825	381,643	857,582	520,726
Distributions From:
Net Investment Income	(28,412)	(92,273)	(9,377)	(29,151)	(11,479)	(30,958)	(21,717)	(111,684)
Net Short-Term Gains	(37,843)	(67,865)	(34,286)	(18,607)	(72,770)	(50,131)	(11,376)	(2,493)
Net Long-Term Gains	(678,973)	(512,160)	(153,072)	(94,497)	(336,642)	(217,324)	(115,306)	(104,987)
Total Distributions	(745,228)	(672,298)	(196,735)	(142,255)	(420,891)	(298,413)	(148,399)	(219,164)
Capital Share Transactions (1):
Shares Issued	382,765	978,174	198,938	573,230	330,074	467,796	774,394	1,219,383
Shares Issued in Lieu of Cash Distributions	721,640	652,819	194,569	141,201	408,552	290,416	139,465	211,691
Shares Redeemed	(332,218)	(509,260)	(66,976)	(270,466)	(113,230)	(105,344)	(80,271)	(168,981)
Net Increase (Decrease) from Capital Share Transactions	772,187	1,121,733	326,531	443,965	625,396	652,868	833,588	1,262,093
Total Increase (Decrease) in Net Assets	894,725	1,231,997	351,715	573,309	499,330	736,098	1,542,771	1,563,655
Net Assets
Beginning of Period	7,526,899	6,294,902	2,894,399	2,321,090	3,952,538	3,216,440	4,367,698	2,804,043
End of Period	$8,421,624	$7,526,899	$3,246,114	$2,894,399	$4,451,868	$3,952,538	$5,910,469	$4,367,698
(1) Shares Issued and Redeemed:
Shares Issued	16,154	44,122	11,640	36,505	28,483	42,103	40,489	74,612
Shares Issued in Lieu of Cash Distributions	33,664	29,950	12,510	9,104	38,076	26,103	7,983	13,315
Shares Redeemed	(14,114)	(22,661)	(4,027)	(16,851)	(9,781)	(9,278)	(4,177)	(10,303)
	35,704	51,411	20,123	28,758	56,778	58,928	44,295	77,624
Accumulated Net Investment Income (Loss)	$26,054	$3,243	$8,583	$1,287	$10,613	$1,689	$83,876	$1,082

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,274	$12,930	$8,907	$15,428	$12,163	$15,787	$21,613	$18,511
Net Realized Gain (Loss) on Investment Securities Sold	43,076	24,072	18,375	15,727	11,119	14,748	27,568	98,606
Net Realized Gain (Loss) on Foreign Currency Transactions	(174)	(553)	(23)	33	204	(335)	115	(312)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,004	202,804	37,986	77	109,911	30,824	245,660	17,382
Translation of Foreign Currency Denominated Amounts	486	(324)	(11)	(11)	68	(3)	90	(163)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,666	238,929	65,234	31,254	133,465	61,021	295,046	134,024
Transactions in Interest:
Contributions	192,965	327,851	102,484	96,480	136,030	215,506	234,303	232,255
Withdrawals	(26,465)	(20,483)	(5,903)	(14,810)	(5,888)	(11,252)	(13,160)	(38,985)
Net Increase (Decrease) from Transactions in Interest	166,500	307,368	96,581	81,670	130,142	204,254	221,143	193,270
Total Increase (Decrease) in Net Assets	255,166	546,297	161,815	112,924	263,607	265,275	516,189	327,294
Net Assets
Beginning of Period	1,151,429	605,132	395,923	282,999	643,038	377,763	981,938	654,644
End of Period	$1,406,595	$1,151,429	$557,738	$395,923	$906,645	$643,038	$1,498,127	$981,938

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,542	$54,628	$9,496	$9,988	$42,408	$60,850	$33,952	$55,719
Net Realized Gain (Loss) on Investment Securities Sold	13,585	36,298	25,061	14,368	(2,439)	(5,933)	(8,195)	(11,188)
Net Realized Gain (Loss) on Foreign Currency Transactions	85	(1,337)	(86)	(730)	—	—	(52,805)	10,253
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,556	317,021	54,710	60,507	4,636	(9,874)	73,443	(11,917)
Translation of Foreign Currency Denominated Amounts	(170)	(14)	(59)	(37)	—	—	(4,010)	(7,000)
Deferred Thailand Capital Gains Tax	734	73	(335)	(82)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	178,332	406,669	88,787	84,014	44,605	45,043	42,385	35,867
Distributions From:
Net Investment Income	—	—	—	—	(40,005)	(58,014)	(9,324)	(63,320)
Return of Capital	—	—	—	—	—	—	—	(4,594)
Total Distributions	—	—	—	—	(40,005)	(58,014)	(9,324)	(67,914)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	665,342	819,589	281,581	390,509
Shares Issued in Lieu of Cash Distributions	—	—	—	—	39,490	55,892	9,110	67,700
Shares Redeemed	—	—	—	—	(364,054)	(648,450)	(27,654)	(65,059)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	340,778	227,031	263,037	393,150
Transactions in Interest:
Contributions	309,108	397,412	112,706	230,557	—	—	—	—
Withdrawals	(238,737)	(111,778)	(29,838)	(7,165)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	70,371	285,634	82,868	223,392	—	—	—	—
Total Increase (Decrease) in Net Assets	248,703	692,303	171,655	307,406	345,378	214,060	296,098	361,103
Net Assets
Beginning of Period	1,852,565	1,160,262	545,271	237,865	1,953,544	1,739,484	2,068,235	1,707,132
End of Period	$2,101,268	$1,852,565	$716,926	$545,271	$2,298,922	$1,953,544	$2,364,333	$2,068,235
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	66,985	82,192	28,495	39,260
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	3,984	5,617	925	6,844
Shares Redeemed	N/A	N/A	N/A	N/A	(36,657)	(65,098)	(2,803)	(6,538)
	N/A	N/A	N/A	N/A	34,312	22,711	26,617	39,566
Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	$8,374	$5,971	$29,857	$5,229

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Return of Capital	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	2.63	%(C)	8.51%	12.77%	15.05%	(16.59)%	(12.30)%
Net Assets, End of Period (thousands)	$4,432,678		$4,238,712	$3,493,919	$3,000,997	$2,623,557	$2,831,650
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.97	%(B)	1.87%	1.99%	1.75%	1.53%	1.26%
Portfolio Turnover Rate	2	%(C)	6%	2%	8%	11%	8%

The Enhanced U.S. Large Company Series
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$9.17	$8.83	$7.94	$6.97	$8.41	$9.92
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.27	(A)	0.08	0.15	0.18	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.36	0.91	0.93	(1.46)	(1.57)
Total From Investment Operations	0.20	0.63	0.99	1.08	(1.28)	(1.13)
Less Distributions
Net Investment Income	(0.07)	(0.29)	(0.10)	(0.11)	(0.16)	(0.06)
Net Realized Gains	(0.12)	—	—	—	—	—
Return of Capital	—	—	—	—	—	(0.32)
Total Distributions	(0.19)	(0.29)	(0.10)	(0.11)	(0.16)	(0.38)
Net Asset Value, End of Period	$9.18	$9.17	$8.83	$7.94	$6.97	$8.41
Total Return	2.21	%(C)	7.21%	12.50%	15.71%	(15.34)%	(11.66)%
Net Assets, End of Period (thousands)	$329,032	$313,608	$221,780	$141,478	$101,407	$90,801
Ratio of Expenses to Average Net Assets	0.09	%(B)	0.17%	0.18%	0.18%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.51	%(B)	2.96%	1.59%	1.44%	2.61%	4.37%
Portfolio Turnover Rate	67	%(C)	57%	125%	138%	183%	122%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Cap Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$20.91		$18.55	$15.41	$13.01	$14.44	$14.71
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.29	0.23	0.21	0.20	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.31		2.41	3.09	2.41	(1.43)	1.25
Total From Investment Operations	1.49		2.70	3.32	2.62	(1.23)	1.50
Less Distributions
Net Investment Income	(0.11)		(0.32)	(0.18)	(0.22)	(0.20)	(0.27)
Net Realized Gains	(0.72)		(0.02)	—	—	—	(1.50)
Total Distributions	(0.83)		(0.34)	(0.18)	(0.22)	(0.20)	(1.77)
Net Asset Value, End of Period	$21.57		$20.91	$18.55	$15.41	$13.01	$14.44
Total Return	7.41	%(C)	14.66%	21.68%	20.34%	(8.64)%	10.97%
Net Assets, End of Period (thousands)	$7,065,817		$5,831,587	$3,919,913	$2,510,662	$1,737,809	$1,637,083
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	1.56%	1.41%	1.62%	1.49%	1.66%
Portfolio Turnover Rate	9	%(C)	9%	7%	7%	9%	6%

	The U.S. Small XM Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$12.46		$12.81	$11.26	$9.08	$10.21	$8.95
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.10	0.12	0.24	0.10	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.97		1.31	2.73	2.90	0.14	1.88
Total From Investment Operations	1.07		1.41	2.85	3.14	0.24	2.03
Less Distributions
Net Investment Income	(0.05)		(0.27)	(0.08)	(0.07)	(0.10)	(0.14)
Net Realized Gains	(1.17)		(1.49)	(1.22)	(0.89)	(1.27)	(0.63)
Total Distributions	(1.22)		(1.76)	(1.30)	(0.96)	(1.37)	(0.77)
Net Asset Value, End of Period	$12.31		$12.46	$12.81	$11.26	$9.08	$10.21
Total Return	9.52	%(C)	12.52%	27.86%	38.88%	2.17%	24.10%
Net Assets, End of Period (thousands)	$191,078		$172,656	$207,325	$179,407	$804,555	$793,190
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.14%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.57	%(B)	0.87%	1.03%	0.89%	1.04%	1.32%
Portfolio Turnover Rate	20	%(C)	33%	38%	43%	34%	8%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Small Cap Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$23.81		$23.78	$20.20	$15.04	$16.54	$16.47
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.17	0.16	0.12	0.11	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.34		2.35	5.09	6.29	0.11	3.15
Total From Investment Operations	2.49		2.52	5.25	6.41	0.22	3.30
Less Distributions
Net Investment Income	(0.09)		(0.31)	(0.08)	(0.12)	(0.11)	(0.15)
Net Realized Gains	(2.27)		(2.18)	(1.59)	(1.13)	(1.61)	(3.08)
Total Distributions	(2.36)		(2.49)	(1.67)	(1.25)	(1.72)	(3.23)
Net Asset Value, End of Period	$23.94		$23.81	$23.78	$20.20	$15.04	$16.54
Total Return	11.63	%(C)	11.67%	27.87%	46.31%	1.05%	23.86%
Net Assets, End of Period (thousands)	$8,421,624		$7,526,899	$6,294,902	$4,518,054	$3,148,780	$3,039,844
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.25	%(B)	0.75%	0.78%	0.75%	0.70%	0.86%
Portfolio Turnover Rate	15	%(C)	27%	26%	35%	30%	13%

	The U.S. Small Cap Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.73		$16.09	$13.84	$9.93	$11.08	$11.67
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.15	0.12	0.08	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.12		1.44	2.22	3.92	(1.00)	1.24
Total From Investment Operations	1.21		1.59	2.34	4.00	(0.91)	1.34
Less Distributions
Net Investment Income	(0.05)		(0.18)	(0.08)	(0.09)	(0.10)	(0.10)
Net Realized Gains	(1.08)		(0.77)	(0.01)	—	(0.14)	(1.83)
Total Distributions	(1.13)		(0.95)	(0.09)	(0.09)	(0.24)	(1.93)
Net Asset Value, End of Period	$16.81		$16.73	$16.09	$13.84	$9.93	$11.08
Total Return	7.81	%(C)	10.40%	16.99%	40.32%	(8.42)%	13.08%
Net Assets, End of Period (thousands)	$3,246,114		$2,894,399	$2,321,090	$1,468,486	$851,901	$991,082
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.05	%(B)	0.94%	0.85%	0.84%	0.81%	0.94%
Portfolio Turnover Rate	10	%(C)	21%	16%	16%	34%	13%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Micro Cap Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$12.02		$11.92	$10.48	$7.11	$7.50	$8.19
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.09	0.07	0.05	0.04	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.75		1.10	1.65	3.47	(0.25)	1.07
Total From Investment Operations	0.81		1.19	1.72	3.52	(0.21)	1.14
Less Distributions
Net Investment Income	(0.03)		(0.10)	(0.05)	(0.05)	(0.05)	(0.06)
Net Realized Gains	(1.25)		(0.99)	(0.23)	(0.10)	(0.13)	(1.77)
Total Distributions	(1.28)		(1.09)	(0.28)	(0.15)	(0.18)	(1.83)
Net Asset Value, End of Period	$11.55		$12.02	$11.92	$10.48	$7.11	$7.50
Total Return	7.59	%(C)	10.77%	16.83%	50.34%	(2.96)%	17.66%
Net Assets, End of Period (thousands)	$4,451,868		$3,952,538	$3,216,440	$2,624,043	$1,611,189	$1,616,114
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.93	%(B)	0.80%	0.64%	0.68%	0.58%	0.88%
Portfolio Turnover Rate	13	%(C)	24%	27%	19%	19%	14%

	The DFA International Value Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.30		$16.04	$12.40	$9.33	$10.15	$12.07
Income From Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.43	0.33	0.27	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.80		1.95	3.61	3.06	(0.78)	(1.49)
Total From Investment Operations	3.18		2.38	3.94	3.33	(0.54)	(1.22)
Less Distributions
Net Investment Income	(0.08)		(0.52)	(0.30)	(0.25)	(0.25)	(0.27)
Net Realized Gains	(0.49)		(0.60)	—	(0.01)	(0.03)	(0.43)
Total Distributions	(0.57)		(1.12)	(0.30)	(0.26)	(0.28)	(0.70)
Net Asset Value, End of Period	$19.91		$17.30	$16.04	$12.40	$9.33	$10.15
Total Return	18.87	%(C)	15.61%	32.15%	36.24%	(5.53)%	(10.75)%
Net Assets, End of Period (thousands)	$5,910,469		$4,367,698	$2,804,043	$1,604,778	$1,125,467	$1,208,100
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.27%	0.28%	0.30%	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.92	%(B)	2.71%	2.35%	2.61%	2.36%	2.32%
Portfolio Turnover Rate	3	%(C)	10%	15%	14%	18%	6%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The Japanese Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	8.07	%(C)	31.03%	32.73%	47.87%	(9.62)%	(13.51)%
Net Assets, End of Period (thousands)	$1,406,595		$1,151,429	$605,132	$283,699	$195,047	$196,187
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.22%	0.27%	0.28%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.79	%(B)	1.51%	1.45%	1.41%	1.26%	1.41%
Portfolio Turnover Rate	5	%(C)	6%	5%	16%	5%	9%
	The United Kingdom Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	19.39	%(C)	12.88%	29.68%	44.65%	(4.67)%	(4.89)%
Net Assets, End of Period (thousands)	$906,645		$643,038	$377,763	$160,917	$98,899	$96,741
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.22%	0.27%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.02	%(B)	3.19%	2.70%	3.25%	3.03%	2.86%
Portfolio Turnover Rate	3	%(C)	12%	7%	7%	6%	14%

	The Asia Pacific Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	15.33	%(C)	9.30%	27.40%	61.47%	7.28%	2.84%
Net Assets, End of Period (thousands)	$557,738		$395,923	$282,999	$156,765	$121,637	$130,554
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.27%	0.32%	0.31%	0.32%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.63	%(B)	4.33%	3.82%	3.35%	3.77%	3.69%
Portfolio Turnover Rate	8	%(C)	10%	11%	15%	26%	10%
	The Continental Small Company Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	28.52	%(C)	18.97%	36.57%	52.86%	3.22%	(5.43)%
Net Assets, End of Period (thousands)	$1,498,127		$981,938	$654,644	$448,407	$263,068	$210,337
Ratio of Expenses to Average Net Assets	0.16	%(B)	0.24%	0.26%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.37	%(B)	2.16%	2.09%	2.49%	2.22%	2.73%
Portfolio Turnover Rate	4	%(C)	18%	9%	11%	12%	12%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The Emerging Markets Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	9.89	%(C)	31.23%	35.47%	39.67%	2.10%	(8.54)%
Net Assets, End of Period (thousands)	$2,101,268		$1,852,565	$1,160,262	$607,561	$343,193	$307,720
Ratio of Expenses to Average Net Assets	0.21	%(B)	0.27%	0.31%	0.34%	0.34%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.62	%(B)	3.70%	2.63%	2.23%	1.64%	1.94%
Portfolio Turnover Rate	5	%(C)	9%	2%	1%	8%	6%

	The Emerging Markets Small Cap Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Total Return	16.59	%(C)	24.85%	35.22%	52.80%	13.07%	(9.55)%
Net Assets, End of Period (thousands)	$716,926		$545,271	$237,865	$117,744	$40,379	$34,687
Ratio of Expenses to Average Net Assets	0.36	%(B)	0.49%	0.52%	0.54%	0.51%	0.63%
Ratio of Net Investment Income to Average Net Assets	2.81	%(B)	2.70%	1.93%	2.44%	2.03%	2.17%
Portfolio Turnover Rate	8	%(C)	8%	11%	6%	16%	14%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The DFA One-Year Fixed Income Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$9.94		$10.00	$10.10	$10.19	$10.11	$10.01
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.30	0.16	0.15	0.27	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01		(0.07)	(0.04)	0.04	0.09	0.13
Total From Investment Operations	0.20		0.23	0.12	0.19	0.36	0.62
Less Distributions
Net Investment Income	(0.18)		(0.29)	(0.15)	(0.16)	(0.28)	(0.52)
Net Realized Gains	—		—	(0.07)	(0.12)	—	—
Return of Capital	—		—	—	—	—	—
Total Distributions	(0.18)		(0.29)	(0.22)	(0.28)	(0.28)	(0.52)
Net Asset Value, End of Period	$9.96		$9.94	$10.00	$10.10	$10.19	$10.11
Total Return	2.05	%(C)	2.32%	1.21%	1.95%	3.57%	6.33%
Net Assets, End of Period (thousands)	$2,298,922		$1,953,544	$1,739,484	$1,455,374	$992,829	$739,657
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.86	%(B)	3.04%	1.63%	1.51%	2.65%	4.89%
Portfolio Turnover Rate	20	%(C)	40%	154%	143%	154%	55%

The DFA Two-Year Global Fixed Income Series
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$9.83	$9.99	$10.13	$10.22	$10.03	$9.70
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.29	(A)	0.12	0.25	0.30	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	(0.10)	—	(0.01)	0.16	0.22
Total From Investment Operations	0.18	0.19	0.12	0.24	0.46	0.66
Less Distributions
Net Investment Income	(0.04)	(0.33)	(0.15)	(0.19)	(0.27)	(0.14)
Net Realized Gains	—	—	(0.11)	(0.14)	—	—
Return of Capital	—	(0.02)	—	—	—	(0.19)
Total Distributions	(0.04)	(0.35)	(0.26)	(0.33)	(0.27)	(0.33)
Net Asset Value, End of Period	$9.97	$9.83	$9.99	$10.13	$10.22	$10.03
Total Return	1.87	%(C)	1.92%	1.22%	2.36%	4.60%	6.91%
Net Assets, End of Period (thousands)	$2,364,333	$2,068,235	$1,707,132	$1,195,610	$799,308	$596,209
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.10%	0.11%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.08	%(B)	2.96%	1.96%	1.78%	3.20%	4.54%
Portfolio Turnover Rate	57	%(C)	59%	131%	144%	138%	113%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which sixteen are included in this report, (collectively, the "Series") and five are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small XM Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International

Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by The U.S. Large Company Series and The Enhanced U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1

Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Portfolio's investments in Thailand held by The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small XM Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid by the Trust under this arrangement were $52 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$86

The Enhanced U.S. Large Company Series	6

The U.S. Large Cap Value Series	124

The U.S. Small XM Value Series	4

The U.S. Small Cap Value Series	158

The U.S. Small Cap Series	62

The U.S. Micro Cap Series	85

The DFA International Value Series	101

The Japanese Small Company Series	26

The Asia Pacific Small Company Series	9

The United Kingdom Small Company Series	15

The Continental Small Company Series	24

The Emerging Markets Series	42

The Emerging Markets Small Cap Series	13

The DFA One-Year Fixed Income Series	43

The DFA Two-Year Global Fixed Income Series	43

E. Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$209,200	$103,878
The Enhanced U.S. Large Company Series	$8,979	$43,853	168,219	113,609
The U.S. Large Cap Value Series	—	—	1,301,652	542,855
The U.S. Small XM Value Series	—	—	40,722	37,707
The U.S. Small Cap Value Series	—	—	1,344,406	1,232,092
The U.S. Small Cap Series	—	—	452,012	304,764
The U.S. Micro Cap Series	—	—	787,422	559,704
The DFA International Value Series	—	—	913,446	178,452
The Japanese Small Company Series	—	—	238,983	71,753
The Asia Pacific Small Company Series	—	—	139,757	38,524
The United Kingdom Small Company Series	—	—	165,030	24,979
The Continental Small Company Series	—	—	289,412	49,797
The Emerging Markets Series	—	—	188,602	100,265
The Emerging Markets Small Cap Series	—	—	134,158	50,296
The DFA One-Year Fixed Income Series	66,050	105,219	279,051	285,017
The DFA Two-Year Global Fixed Income Series	16,833	190,131	1,435,587	1,024,942

F. Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", a return of capital distribution, and net realized gains resulting from in-kind redemptions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Enhanced U.S. Large Company Series	—	$1,467	$(1,467)
The U.S. Small XM Value Series	$(212)	1,756	(1,544)
The U.S. Small Cap Value Series	53,657	20,871	(74,528)
The U.S. Small Cap Series	47,051	632	(47,683)
The U.S. Micro Cap Series	—	49	(49)
The DFA International Value Series	—	(2,786)	2,786
The DFA One-Year Fixed Income Series	—	(52)	52
The DFA Two-Year Global Fixed Income Series	(4,594)	14,753	(10,159)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
The Enhanced U.S. Large Company Series
2005	$8,651	$136	—	$8,787
2004	1,998	—	—	1,998
The U.S. Large Cap Value Series
2005	79,209	3,972	—	83,181
2004	33,641	—	—	33,641
The U.S. Small XM Value Series
2005	14,075	14,166	—	28,241
2004	11,443	10,283	—	21,726
The U.S. Small Cap Value Series
2005	160,138	512,160	—	672,298
2004	74,374	300,806	—	375,180
The U.S. Small Cap Series
2005	47,758	94,497	—	142,255
2004	10,754	—	—	10,754
The U.S. Micro Cap Series
2005	81,089	217,324	—	298,413
2004	48,490	22,357	—	70,847
The DFA International Value Series
2005	114,177	104,987	—	219,164
2004	44,310	—	—	44,310
The DFA One-Year Fixed Income Series
2005	58,014	—	—	58,014
2004	36,362	146	—	36,508
The DFA Two-Year Global Fixed Income Series
2005	63,320	—	$4,594	67,914
2004	35,086	317	—	35,403

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Enhanced U.S. Large Company Series	—	$4,120	—	$4,120
The U.S. Large Cap Value Series	$23,861	185,837	—	209,698
The U.S. Small XM Value Series	4,079	12,009	—	16,088
The U.S. Small Cap Value Series	41,164	678,870	—	720,034
The U.S. Small Cap Series	35,450	152,778	—	188,228
The U.S. Micro Cap Series	74,362	336,275	—	410,637
The DFA International Value Series	27,212	114,521	—	141,733
The DFA One-Year Fixed Income Series	6,006	—	$(10,077)	(4,071)
The DFA Two-Year Global Fixed Income Series	—	—	(17,461)	(17,461)

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of

November 30, 2005, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	Total
The DFA One-Year Fixed Income Series	$4,145	$5,932	$10,077
The DFA Two-Year Global Fixed Income Series	6,273	11,188	17,461

As of November 30, 2005 The Enhanced U.S. Large Company Series utilized capital loss carryforwards of 9,556 (in thousands) to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$14,810	$18,494
The Japanese Small Company Series	3,748	1,344
The Asia Pacific Small Company Series	1,229	1,634
The United Kingdom Small Company Series	2,166	33
The Continental Small Company Series	835	4,008
The Emerging Markets Series	2,977	318
The Emerging Markets Small Cap Series	242	436

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,172,880	$1,357,351	$(375,729)	$981,622
The Enhanced U.S. Large Company Series	314,913	9,023	(652)	8,371
The U.S. Large Cap Value Series	6,527,400	1,612,460	(268,122)	1,344,338
The U.S. Small XM Value Series	184,418	35,762	(19,299)	16,463
The U.S. Small Cap Value Series	7,340,589	2,325,778	(637,850)	1,687,928
The U.S. Small Cap Series	3,200,907	772,665	(316,255)	456,410
The U.S. Micro Cap Series	4,135,459	1,280,535	(474,997)	805,538
The DFA International Value Series	5,717,470	1,693,922	(57,881)	1,636,041
The Japanese Small Company Series	1,624,975	309,792	(108,486)	201,306
The Asia Pacific Small Company Series	636,948	133,682	(72,465)	61,217
The United Kingdom Small Company Series	670,763	279,422	(41,871)	237,551
The Continental Small Company Series	1,473,812	553,293	(31,620)	521,673
The Emerging Markets Series	1,299,880	852,445	(56,952)	795,493
The Emerging Markets Small Cap Series	541,237	207,777	(38,139)	169,638
The DFA One-Year Fixed Income Series	2,295,044	—	(12,691)	(12,691)
The DFA Two-Year Global Fixed Income Series	2,279,503	65,787	(9,955)	(55,832)

G. Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities, Futures, and Swap Contracts	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities, Futures, Swap Contracts, and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Number of Shares Authorized
The Enhanced U.S. Large Company Series	$325,503	$3,877	$6,320	$(7,377)	$2,174	$(1,465)	$329,032	Unlimited
The U.S. Large Cap Value Series	5,405,344	31,294	284,841	—	1,344,338	—	7,065,817	Unlimited
The U.S. Small XM Value Series	159,736	878	13,862	—	16,602	—	191,078	Unlimited
The U.S. Small Cap Value Series	6,133,661	26,054	572,138	—	1,689,771	—	8,421,624	Unlimited
The U.S. Small Cap Series	2,656,532	8,583	122,218	—	458,781	—	3,246,114	Unlimited
The U.S. Micro Cap Series	3,374,517	10,613	260,174	—	806,564	—	4,451,868	Unlimited
The DFA International Value Series	4,113,077	83,876	76,348	305	1,636,329	534	5,910,469	Unlimited
The DFA One-Year Fixed Income Series	2,315,755	8,374	(12,516)	—	(12,691)	—	2,298,922	Unlimited
The DFA Two-Year Global Fixed Income Series	2,366,620	29,857	(25,656)	(52,805)	55,592	(9,275)	2,364,333	Unlimited

H. Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2006, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2006	Unrealized Foreign Exchange Gain (Loss)
06/08/06	51,588	Canadian Dollar	$46,691	$46,844	$(153)
06/08/06	85,259	Euro	108,108	109,304	(1,196)
06/08/06	82,542	Swedish Krona	11,232	11,427	(195)
06/08/06	11,235	Swiss Franc	9,147	9,228	(81)
06/27/06	54,768	Denmark Krone	9,457	9,426	31
06/27/06	1,535,240	Japanese Yen	13,679	13,694	(15)
		Total	$198,314	$199,923	$(1,609)

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2006	Unrealized Foreign Exchange Gain (Loss)
06/08/06	149,812	Canadian Dollar	$135,592	$136,037	$(445)
06/08/06	309,129	Euro	391,654	396,327	(4,673)
06/08/06	571,009	Swedish Krona	77,705	79,052	(1,347)
06/08/06	105,209	Swiss Franc	85,755	86,414	(659)
06/19/06	67,695	Euro	86,928	86,800	128
06/27/06	163,211	Canadian Dollar	145,426	148,278	(2,852)
06/27/06	438,144	Denmark Krone	75,563	75,409	154
06/27/06	305,330	Euro	390,220	391,249	(1,029)
06/27/06	12,319,031	Japanese Yen	110,034	109,882	152
		Total	$1,498,877	$1,509,448	$(10,571)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

4.  Futures Contracts: During the period ended May 31, 2006, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and from the possibility that the Large Company and Enhanced could lose more than the initial margin requirements.

At May 31, 2006, Large Company and Enhanced had the following outstanding futures contracts (dollar amounts in thousands):

The U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500® Index	June 16, 2006	195	$62,015	$(762)

Large Company had approximately $3,071 of cash segregated as collateral for the open futures contracts and has been accounted for on the Statements of Assets and Liabilities.

The Enhanced U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain/(Loss)
S&P 500® Index	June 16, 2006	993	$315,799	$(5,967)

Enhanced's securties have been segregated as collateral for the open futures contracts.

5.  Equity Index Swaps: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized appreciation/(depreciation) by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized appreciation/(depreciation), which will then be recorded as realized. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.07% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500® Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

At May 31, 2006, Enhanced had the following outstanding S&P 500® Index swap (dollar amounts in thousands) which was approximately 4% of the portfolio's net assets:

Counterparty	Effective Date	Termination Date	Notional Amount	Unrealized Appreciation/(Depreciation)
Morgan Stanley	April 19, 2006	October 18, 2006	$12,891	$(230)

I. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2006, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	5.00%	$9,389	1	$1	$9,389
The U.S. Small XM Value Series	5.47%	1,107	15	3	2,555
The U.S. Micro Cap Series	5.00%	14,571	3	6	16,155
The DFA International Value Series	5.70%	2,509	2	1	3,791
The United Kingdom Small Company Series	5.43%	332	3	—	885
The Continental Small Company Series	5.49%	733	6	1	2,343
The Emerging Markets Series	5.55%	10,766	17	22	27,742
The Emerging Markets Small Cap Series	5.55%	651	2	—	1,095

At May 31, 2006, The Emerging Markets Small Cap Series had a loan outstanding in the amount of $208 (in thousands). There were no other outstanding borrowings by the Series under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Trust under the line of credit with the international custodian bank during the six months ended May 31, 2006.

J. Securities Lending:

As of May 31, 2006, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 13, 2005 (the "December Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the December Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc.(the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the December Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the December Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of The Enhanced U.S. Large Company Series, The United Kingdom Small Company Series, The Asia Pacific Small Company Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Funds were expected to experience a reduction in non-management fees charged by the Funds' administrator, custodian and transfer agent.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA053106-001S

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Small Cap Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Semi-Annual Report

Six Months Ended May 31, 2006
(Unaudited)

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SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

FHLMC  Federal Home Loan Mortgage Corporation

STRIPS  Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, Restricted Securities, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2006.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission.

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

Tax-Managed U.S. Marketwide Value Portfolio **	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,077.70	0.38%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.38%	$1.92
Tax-Managed U.S. Equity Portfolio **
Actual Fund Return	$1,000.00	$1,026.70	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.73	0.24%	$1.21

2

Tax-Managed U.S. Small Cap Value Portfolio	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,100.30	0.53%	$2.78
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,075.30	0.53%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$1,188.00	0.55%	$3.00
Hypothetical 5% Annual Return	$1,000.00	$1,022.19	0.55%	$2.77

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
Tax-Managed U.S. Small Cap Value Portfolio	18.2%	4.1%	5.4%	19.3%	4.6%	18.8%	16.8%	10.9%	0.5%	0.9%	0.5%	0.0%	100.0%
Tax-Managed U.S. Small Cap Portfolio	16.9%	2.7%	7.6%	12.5%	12.4%	17.3%	20.8%	5.7%	0.4%	1.1%	2.6%	0.0%	100.0%
Tax-Managed DFA International Value Portfolio	17.4%	4.5%	2.8%	40.3%	0.8%	11.3%	2.5%	11.4%	0.0%	4.3%	4.6%	0.1%	100.0%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
MAY 31, 2006

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$2,137,048,627
TOTAL INVESTMENTS (Cost $1,536,530,345)	$2,137,048,627

TAX-MANAGED U.S. EQUITY PORTFOLIO

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,248,474,344
TOTAL INVESTMENTS (Cost $1,048,341,663)	$1,248,474,344

See accompanying Notes to Financial Statements.

5

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.1%)
Consumer Discretionary — (16.7%)
* Big Lots, Inc.	592,800	$9,615,216	0.3%
Bob Evans Farms, Inc.	422,913	11,795,044	0.4%
BorgWarner, Inc.	219,200	14,418,976	0.5%
CBRL Group, Inc.	351,687	13,163,644	0.5%
Dillards, Inc. Class A	306,600	8,345,652	0.3%
# Furniture Brands International, Inc.	580,900	12,500,968	0.4%
Group 1 Automotive, Inc.	179,600	10,914,292	0.4%
Other Securities		454,139,715	15.3%
Total Consumer Discretionary		534,893,507	18.1%
Consumer Staples — (3.7%)
Total Consumer Staples		119,244,610	4.0%
Energy — (5.0%)
*# Hanover Compressor Co.	499,937	8,983,868	0.3%
Helmerich & Payne, Inc.	142,714	9,384,873	0.3%
* Universal Compression Holdings, Inc.	199,300	11,583,316	0.4%
USEC, Inc.	945,838	11,406,806	0.4%
Other Securities		117,877,249	4.0%
Total Energy		159,236,112	5.4%
Financials — (17.8%)
21st Century Insurance Group	594,202	8,984,334	0.3%
# Brookline Bancorp, Inc.	649,902	9,306,597	0.3%
Delphi Financial Group, Inc. Class A	259,965	13,744,350	0.5%
FBL Financial Group, Inc. Class A	302,587	10,826,563	0.4%
Independence Community Bank Corp.	201,797	8,471,438	0.3%
Infinity Property & Casualty Corp.	232,337	9,902,203	0.3%
LandAmerica Financial Group, Inc.	139,800	9,355,416	0.3%
MAF Bancorp, Inc.	265,224	11,481,547	0.4%
Provident Financial Services, Inc.	707,603	12,991,591	0.4%
Selective Insurance Group, Inc.	220,970	12,042,865	0.4%
State Auto Financial Corp.	345,106	11,215,945	0.4%
UMB Financial Corp.	374,202	12,056,788	0.4%
Umpqua Holdings Corp.	444,908	11,718,877	0.4%
Wesbanco, Inc.	306,113	9,201,757	0.3%
Other Securities		415,546,795	14.0%
Total Financials		566,847,066	19.1%
Health Care — (4.3%)
Alpharma, Inc. Class A	455,300	10,663,126	0.4%
Other Securities		125,271,303	4.2%
Total Health Care		135,934,429	4.6%
Industrials — (17.4%)
* Dollar Thrifty Automotive Group, Inc.	187,800	8,541,144	0.3%
G & K Services, Inc. Class A	224,749	8,679,806	0.3%
IKON Office Solutions, Inc.	1,257,500	16,246,900	0.6%
NACCO Industries, Inc. Class A	74,300	10,615,984	0.4%
* Quanta Services, Inc.	660,200	10,992,330	0.4%
Regal-Beloit Corp.	271,878	13,031,113	0.4%
Ryder System, Inc.	193,600	10,460,208	0.4%
Trinity Industries, Inc.	197,700	12,324,618	0.4%
* United Rentals, Inc.	361,900	11,790,702	0.4%
Other Securities		451,507,834	15.1%
Total Industrials		554,190,639	18.7%

6

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (15.5%)
Belden CDT, Inc.	482,850	$15,369,116	0.5%
Black Box Corp.	159,509	8,238,640	0.3%
* MKS Instruments, Inc.	378,693	8,266,868	0.3%
* MPS Group, Inc.	726,900	10,932,576	0.4%
* Plexus Corp.	234,090	9,206,760	0.3%
* Zoran Corp.	388,871	9,624,557	0.3%
Other Securities		433,020,005	14.6%
Total Information Technology		494,658,522	16.7%
Materials — (10.0%)
Carpenter Technology Corp.	143,600	16,054,480	0.5%
Commercial Metals Co.	477,600	11,753,736	0.4%
Gibraltar Industries, Inc.	349,931	9,745,578	0.3%
Louisiana-Pacific Corp.	370,000	8,976,200	0.3%
Minerals Technologies, Inc.	206,900	12,070,546	0.4%
NewMarket Corp.	180,900	8,755,560	0.3%
Reliance Steel & Aluminum Co.	175,826	14,173,334	0.5%
Steel Dynamics, Inc.	259,540	15,076,679	0.5%
Other Securities		222,478,583	7.6%
Total Materials		319,084,696	10.8%
Other — (0.0%)
Total Other		1,779	0.0%
Real Estate Investment Trusts — (0.4%)
Longview Fibre Co.	356,800	9,112,672	0.3%
Other Securities		4,917,179	0.2%
Total Real Estate Investment Trusts		14,029,851	0.5%
Telecommunication Services — (0.9%)
Total Telecommunication Services		27,792,474	0.9%
Utilities — (0.4%)
Total Utilities		13,725,343	0.5%
TOTAL COMMON STOCKS		2,939,639,028	99.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		263	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (7.9%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $91,721,422 FNMA 7.297%(r), 12/01/35 & 5.088%(r), 09/01/44, valued at $69,664,605) to be repurchased at $67,643,055	$67,634	67,633,605	2.3%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $308,437,763 FNMA, rates ranging from 3.681% to 6.500%, maturities ranging from 11/01/18 to 07/01/35, valued at $158,426,351) to be repurchased at $153,145,167	153,124	153,123,730	5.2%
Repurchase Agreement, PNC Capital Markets Inc. 4.87%, 06/01/06 (Collateralized by $29,269,000 FHLMC Notes 4.00%, 09/22/09, valued at $33,220,315) to be repurchased at $32,733,428	32,729	32,729,000	1.1%
TOTAL TEMPORARY CASH INVESTMENTS		253,486,335	8.6%
TOTAL INVESTMENTS — (100.0%) (Cost $2,342,659,994)		$3,193,125,626	107.9%

See accompanying Notes to Financial Statements.

7

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.0%)
Consumer Discretionary — (14.7%)
American Eagle Outfitters, Inc.	60,600	$1,978,590	0.1%
* AnnTaylor Stores Corp.	53,575	2,060,494	0.2%
*# Big Lots, Inc.	118,500	1,922,070	0.1%
Choice Hotels International, Inc.	51,400	2,779,198	0.2%
Group 1 Automotive, Inc.	32,200	1,956,794	0.1%
GTECH Holdings, Inc.	67,600	2,335,580	0.2%
* Guess?, Inc.	46,000	1,907,160	0.1%
*# Nutri/System, Inc.	34,400	2,336,448	0.2%
* Payless ShoeSource, Inc.	70,900	1,891,612	0.1%
# Station Casinos, Inc.	26,350	1,923,550	0.1%
*# The Dress Barn, Inc.	80,400	1,880,556	0.1%
Other Securities		220,140,547	15.3%
Total Consumer Discretionary		243,112,599	16.8%
Consumer Staples — (2.3%)
Total Consumer Staples		38,953,310	2.7%
Energy — (6.6%)
Arch Coal, Inc.	44,200	2,137,070	0.2%
* Denbury Resources, Inc.	85,060	2,687,896	0.2%
Frontier Oil Corp.	34,000	1,904,000	0.1%
*# Hanover Compressor Co.	106,509	1,913,967	0.1%
*# Plains Exploration & Production Co.	64,371	2,298,045	0.2%
# Range Resources Corp.	78,750	2,039,625	0.1%
* Southwestern Energy Co.	86,600	2,797,180	0.2%
# St. Mary Land & Exploration Co.	70,465	2,754,477	0.2%
* Superior Energy Services, Inc.	62,100	2,043,090	0.1%
Tesoro Petroleum Corp.	51,600	3,514,476	0.2%
* TETRA Technologies, Inc.	76,050	2,210,773	0.2%
*# Unit Corp.	34,700	2,079,224	0.1%
* Universal Compression Holdings, Inc.	33,700	1,958,644	0.1%
Other Securities		79,892,718	5.6%
Total Energy		110,231,185	7.6%
Financials — (10.9%)
* AmeriCredit Corp.	110,000	3,194,400	0.2%
* Investment Technology Group, Inc.	41,000	1,939,300	0.1%
Other Securities		175,253,569	12.1%
Total Financials		180,387,269	12.4%
Health Care — (10.8%)
* Intuitive Surgical, Inc.	20,174	2,245,164	0.2%
Other Securities		176,187,524	12.1%
Total Health Care		178,432,688	12.3%
Industrials — (15.1%)
* Amerco, Inc.	24,978	2,208,305	0.2%
* Armor Holdings, Inc.	32,700	1,867,824	0.1%
* EGL, Inc.	44,200	1,992,094	0.1%
* Flowserve Corp.	46,000	2,446,280	0.2%
* Gardner Denver Machinery, Inc.	28,300	2,135,518	0.2%
# Hunt (J.B.) Transport Services, Inc.	81,400	1,991,858	0.1%
# Joy Global, Inc.	71,325	3,833,006	0.3%
*# Kirby Corp.	28,100	2,111,153	0.2%
*# Quanta Services, Inc.	125,800	2,094,570	0.2%
* Terex Corp.	40,708	3,724,782	0.3%

8

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# United Rentals, Inc.	78,000	$2,541,240	0.2%
# Walter Industries, Inc.	36,000	2,093,760	0.2%
* WESCO International, Inc.	32,714	2,150,618	0.2%
Other Securities		218,854,490	14.8%
Total Industrials		250,045,498	17.3%
Information Technology — (18.1%)
*# Activision, Inc.	151,533	1,980,536	0.1%
* Plexus Corp.	59,400	2,336,202	0.2%
*# Sandisk Corp.	34,661	1,950,374	0.1%
Other Securities		293,265,606	20.3%
Total Information Technology		299,532,718	20.7%
Materials — (4.9%)
Airgas, Inc.	58,400	2,236,136	0.2%
Commercial Metals Co.	81,200	1,998,332	0.1%
Eagle Materials, Inc.	46,758	2,278,517	0.2%
* Oregon Steel Mills, Inc.	41,500	1,947,595	0.1%
Steel Dynamics, Inc.	37,120	2,156,301	0.2%
* Titanium Metals Corp.	81,200	2,938,628	0.2%
Other Securities		68,229,802	4.6%
Total Materials		81,785,311	5.6%
Other — (0.0%)
Total Other		562	0.0%
Real Estate Investment Trusts — (0.4%)
Total Real Estate Investment Trusts		5,957,876	0.4%
Telecommunication Services — (0.9%)
Total Telecommunication Services		15,738,292	1.1%
Utilities — (2.3%)
* Allegheny Energy, Inc.	91,300	3,328,798	0.2%
Other Securities		34,429,014	2.4%
Total Utilities		37,757,812	2.6%
TOTAL COMMON STOCKS		1,441,935,120	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		828	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (13.0%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $88,480,000 FNMA 5.088%(r), 09/01/44, valued at $66,876,718) to be repurchased at $64,934,505	$64,925	64,925,433	4.5%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $222,849,262 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 05/01/18 to 07/01/35, valued at $148,346,181) to be repurchased at $143,377,416	143,357	143,357,346	9.9%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,215,000 FHLMC Notes 4.00%, 09/22/09, valued at $7,054,025) to be repurchased at $6,949,940	6,949	6,949,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		215,231,779	14.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,117,178,523)		$1,657,167,727	114.4%

See accompanying Notes to Financial Statements.

9

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.2%)
COMMON STOCKS — (3.2%)
Commonwealth Bank of Australia	385,001	$12,547,030	0.6%
National Australia Bank, Ltd.	463,734	12,318,719	0.6%
Other Securities		53,537,489	2.7%
TOTAL — AUSTRALIA		78,403,238	3.9%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		6,575,988	0.3%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		23,050,605	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		74	0.0%
TOTAL — BELGIUM		23,050,679	1.2%
CANADA — (2.5%)
COMMON STOCKS — (2.5%)
Alcan, Inc.	246,995	12,940,610	0.7%
# Sun Life Financial, Inc.	408,050	16,855,447	0.8%
Other Securities		32,531,517	1.6%
TOTAL — CANADA		62,327,574	3.1%
DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		26,984,040	1.3%
FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
Fortum Oyj	538,483	13,405,747	0.7%
Other Securities		23,269,714	1.1%
TOTAL — FINLAND		36,675,461	1.8%
FRANCE — (9.5%)
COMMON STOCKS — (9.5%)
# Assurances Generales de France (AGF)	107,651	13,037,576	0.6%
# AXA SA	942,391	32,795,758	1.6%
# BNP Paribas SA	522,726	48,768,980	2.4%
# Compagnie de Saint-Gobain	182,909	12,817,651	0.6%
# Renault SA	121,842	14,023,127	0.7%
# Vivendi SA	626,863	22,508,214	1.1%
Other Securities		89,339,351	4.6%
TOTAL — FRANCE		233,290,657	11.6%
GERMANY — (7.8%)
COMMON STOCKS — (7.8%)
Allianz AG	84,276	13,080,465	0.7%
Bayerische Motoren Werke (BMW) AG	219,377	11,312,865	0.6%
DaimlerChrysler AG	563,625	29,625,229	1.5%
#* Deutsche Bank AG	172,120	19,779,298	1.0%
# E.ON AG	315,534	36,550,827	1.8%
Munchener Rueckversicherungs-Gesellschaft AG	106,281	14,370,394	0.7%
# Volkswagen AG	146,785	10,394,981	0.5%
Other Securities		56,180,334	2.7%
TOTAL — GERMANY		191,294,393	9.5%

10

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$8,901,082	0.4%
HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
Cheung Kong Holdings, Ltd.	974,000	10,511,734	0.5%
Hutchison Whampoa, Ltd.	1,378,000	12,482,847	0.6%
Other Securities		36,366,096	1.9%
TOTAL — HONG KONG		59,360,677	3.0%
IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
CRH P.L.C.	359,845	12,137,771	0.6%
Other Securities		14,572,566	0.7%
TOTAL — IRELAND		26,710,337	1.3%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Unicredito Italiano SpA	1,599,938	12,210,006	0.6%
Other Securities		48,247,014	2.4%
TOTAL — ITALY		60,457,020	3.0%
JAPAN — (13.8%)
COMMON STOCKS — (13.8%)
Fuji Photo Film Co., Ltd.	286,700	9,399,582	0.5%
Hitachi, Ltd.	1,877,000	12,744,996	0.6%
Matsushita Electric Industrial Co., Ltd.	1,221,998	26,589,810	1.3%
Millea Holdings, Inc.	860	15,229,812	0.8%
Mitsui Sumitoma Insurance Co., Ltd.	710,000	8,733,936	0.4%
Sony Corp.	445,700	20,116,400	1.0%
Other Securities		246,191,083	12.3%
TOTAL — JAPAN		339,005,619	16.9%
NETHERLANDS — (3.5%)
COMMON STOCKS — (3.5%)
Aegon NV	899,161	14,996,946	0.7%
ING Groep NV	863,860	33,841,190	1.7%
Koninklijke Philips Electronics NV	610,210	19,262,370	1.0%
Other Securities		17,834,065	0.9%
TOTAL — NETHERLANDS		85,934,571	4.3%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,215,437	0.1%
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Norsk Hydro ASA	355,700	10,020,950	0.5%
Other Securities		18,345,764	0.9%
TOTAL — NORWAY		28,366,714	1.4%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		6,716,621	0.3%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		11,791,878	0.6%
SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
Banco Santander Central Hispano SA	3,112,975	44,924,460	2.2%
Endesa SA	481,240	16,129,478	0.8%
Repsol YPF SA	567,226	15,845,077	0.8%

11

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Other Securities		$31,681,445	1.6%
TOTAL COMMON STOCKS		108,580,460	5.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		173,621	0.0%
TOTAL — SPAIN		108,754,081	5.4%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	1,366,400	16,505,017	0.8%
Other Securities		41,254,958	2.1%
TOTAL — SWEDEN		57,759,975	2.9%
SWITZERLAND — (5.5%)
COMMON STOCKS — (5.5%)
Compagnie Financiere Richemont AG Series A	393,600	18,390,744	0.9%
Credit Suisse Group	616,112	35,632,982	1.8%
Holcim, Ltd.	131,303	10,305,002	0.5%
Swiss Reinsurance Co.	140,116	9,856,291	0.5%
Syngenta AG	77,200	10,620,993	0.5%
Zurich Financial SVCS AG	62,648	14,166,952	0.7%
Other Securities		34,859,599	1.8%
TOTAL — SWITZERLAND		133,832,563	6.7%
UNITED KINGDOM — (16.5%)
COMMON STOCKS — (16.5%)
Anglo American P.L.C.	816,732	32,824,460	1.6%
Aviva P.L.C.	1,228,415	17,038,761	0.9%
BAA P.L.C.	654,973	10,686,715	0.5%
BAE Systems P.L.C.	1,699,254	12,146,386	0.6%
HBOS P.L.C.	2,090,687	35,759,230	1.8%
Royal Bank of Scotland Group P.L.C.	1,698,821	54,810,480	2.7%
Scottish Power P.L.C.	840,517	8,789,617	0.4%
Vodafone Group P.L.C.	23,369,931	53,800,299	2.7%
Other Securities		179,254,308	9.0%
TOTAL COMMON STOCKS		405,110,256	20.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		14,888	0.0%
TOTAL — UNITED KINGDOM		405,125,144	20.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (18.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $490,423,765 U.S. STRIPS 0.0%, maturities ranging from 02/15/20 to 05/15/24; U.S. Treasury Bond 6.625%, 02/15/27; & U.S. Treasury Note 2.50%, 10/31/06, valued at $251,539,756) to be repurchased at $246,641,170	$246,608	246,607,604	12.3%
@ Repurchase Agreement, Goldman Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $200,891,880 FHLMC 5.25%, 05/21/09 & 5.67%, 02/22/16; & FNMA 6.375%, 06/15/09, valued at $204,028,330) to be repurchased at $200,027,833	200,000	200,000,000	9.9%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $7,485,000 FHLMC Notes 4.00%, 09/22/09. valued at $8,495,475) to be repurchased at $8,370,132	8,369	8,369,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		454,976,604	22.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,833,250,076)		$2,448,510,353	121.8%

See accompanying Notes to Financial Statements.

12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax- Managed U.S. Equity Portfolio	Tax-Managed U.S. Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,137,049	$1,248,474	—
Investments at Value (including $0, $0, and $210,005 of securities on loan, respectively)	—	—	$2,939,639
Temporary Cash Investments at Value	—	—	253,486
Cash	—	—	1
Receivables:
Investment Securities Sold	—	—	8,119
Dividends and Interest	—	—	1,645
Securities Lending Income	—	—	211
Fund Shares Sold	2,123	2,942	2,802
Prepaid Expenses and Other Assets	50	58	72
Total Assets	2,139,222	1,251,474	3,205,975
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	220,757
Investment Securities Purchased	780	2,368	23,036
Fund Shares Redeemed	1,343	574	1,551
Due to Advisor	270	112	1,267
Accrued Expenses and Other Liabilities	77	47	181
Total Liabilities	2,470	3,101	246,792
NET ASSETS	$2,136,752	$1,248,373	$2,959,183
SHARES OUTSTANDING $0.01 PAR VALUE	130,920,372	92,329,739	115,052,571
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.32	$13.52	$25.72
Investments in Affiliated Investment Companies at Cost	$1,536,531	$1,048,341	$—
Investments at Cost	$—	$—	$2,089,173
Temporary Cash Investments at Cost	$—	$—	$253,486

See accompanying Notes to Financial Statements.

13

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands, except share and per share amounts)
  (Unaudited)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $201,070 and $427,244 of securities on loan, respectively)	$1,441,936	$1,993,534
Temporary Cash Investments at Value	215,232	454,977
Foreign Currencies at Value	—	8,409
Cash	—	15
Receivables:
Investment Securities Sold	155	1,264
Dividends, Interest, and Tax Reclaims	521	7,554
Securities Lending Income	191	926
Class Action Gain	3	—
Fund Shares Sold	1,607	2,127
Prepaid Expenses and Other Assets	40	58
Total Assets	1,659,685	2,468,864
LIABILITIES:
Payables:
Upon Return of Securities Loaned	208,283	446,608
Investment Securities Purchased	1,222	10,225
Fund Shares Redeemed	428	504
Due to Advisor	619	860
Accrued Expenses and Other Liabilities	89	140
Total Liabilities	210,641	458,337
NET ASSETS	$1,449,044	$2,010,527
SHARES OUTSTANDING $0.01 PAR VALUE	58,809,412	111,378,829
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$24.64	$18.05
Investments at Cost	$901,947	$1,378,273
Temporary Cash Investments at Cost	$215,232	$454,977
Foreign Currencies at Cost	$—	$8,396

See accompanying Notes to Financial Statements.

14

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax- Managed U.S. Equity Portfolio*	Tax-Managed U.S. Small Cap Value Portfolio
Investment Income
Dividends	$17,065	$9,266	$17,250
Interest	399	483	621
Income from Securities Lending	229	128	1,026
Expenses Allocated from Affiliated Investment Companies	(2,190)	(423)	—
Total Investment Income	15,503	9,454	18,897
Expenses
Investment Advisory Services Fees	—	—	7,165
Administrative Services Fees	1,492	857	—
Accounting & Transfer Agent Fees	21	15	174
Custodian Fees	—	—	83
Legal Fees	6	3	9
Audit Fees	1	1	26
Filing Fees	32	34	39
Shareholders' Reports	17	11	29
Directors'/Trustees' Fees & Expenses	8	5	10
Other	4	3	40
Total Expenses	1,581	929	7,575
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	16	—
Net Expenses	1,581	945	7,575
Net Investment Income (Loss)	13,922	8,509	11,322
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	43,336	(6,589)	200,219
Change in Unrealized Appreciation (Depreciation) of Investment Securities	83,073	23,010	48,058
Net Realized and Unrealized Gain (Loss)	126,409	16,421	248,277
Net Increase (Decrease) in Net Assets Resulting from Operations	$140,331	$24,930	$259,599

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

15

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $3,887, respectively)	$4,870	$35,826
Interest	264	2,667
Income from Securities Lending	986	1,968
Total Investment Income	6,120	40,461
Expenses
Investment Advisory Services Fees	3,503	4,649
Accounting & Transfer Agent Fees	90	119
Custodian Fees	50	186
Legal Fees	4	5
Audit Fees	12	15
Filing Fees	22	35
Shareholders' Reports	17	20
Directors'/Trustees' Fees & Expenses	5	7
Other	12	25
Total Expenses	3,715	5,061
Net Investment Income (Loss)	2,405	35,400
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	23,029	77,149
Net Realized Gain (Loss) on Foreign Currency Transactions	—	140
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	67,950	187,794
Translation of Foreign Currency Denominated Amounts	—	272
Net Realized and Unrealized Gain (Loss)	90,979	265,355
Net Increase (Decrease) in Net Assets Resulting from Operations	$93,384	$300,755

See accompanying Notes to Financial Statements.

16

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Small Cap Value Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,922	$19,562	$8,509	$10,795	$11,322	$8,944
Net Realized Gain (Loss) on Investment Securities Sold	43,336	24,229	(6,589)	(13,459)	200,219	228,062
Change in Unrealized Appreciation (Depreciation) of Investment Securities	83,073	181,087	23,010	82,470	48,058	40,139
Net Increase (Decrease) in Net Assets Resulting from Operations	140,331	224,878	24,930	79,806	259,599	277,145
Distributions From:
Net Investment Income	(14,046)	(15,313)	(7,314)	(10,534)	(8,343)	(9,603)
Net Long-Term Gains	—	—	—	—	(219,589)	(34,407)
Total Distributions	(14,046)	(15,313)	(7,314)	(10,534)	(227,932)	(44,010)
Capital Share Transactions (1):
Shares Issued	339,365	466,746	267,491	353,598	352,424	525,027
Shares Issued in Lieu of Cash Distributions	12,935	14,165	7,261	10,457	211,259	39,837
Shares Redeemed	(96,153)	(133,383)	(43,210)	(53,000)	(271,058)	(241,826)
Net Increase (Decrease) from Capital Share Transactions	256,147	347,528	231,542	311,055	292,625	323,038
Total Increase (Decrease) in Net Assets	382,432	557,093	249,158	380,327	324,292	556,173
Net Assets
Beginning of Period	1,754,320	1,197,227	999,215	618,888	2,634,891	2,078,718
End of Period	$2,136,752	$1,754,320	$1,248,373	$999,215	$2,959,183	$2,634,891
(1) Shares Issued and Redeemed:
Shares Issued	21,062	33,222	19,618	28,109	13,916	22,317
Shares Issued in Lieu of Cash Distributions	839	1,012	544	830	9,057	1,715
Shares Redeemed	(5,969)	(9,466)	(3,172)	(4,214)	(10,860)	(10,215)
	15,932	24,768	16,990	24,725	12,113	13,817
Accumulated Net Investment Income (Loss)	$7,561	$7,685	$4,759	$3,564	$5,679	$2,700

See accompanying Notes to Financial Statements.

17

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio		Tax-Managed DFA International Value Portfolio
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,405	$2,218	$35,400	$29,596
Net Realized Gain (Loss) on Investment Securities Sold	23,029	22,230	77,149	43,991
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	140	(132)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	67,950	104,489	187,794	130,331
Translation of Foreign Currency Denominated Amounts	—	—	272	(162)
Net Increase (Decrease) in Net Assets Resulting from Operations	93,384	128,937	300,755	203,624
Distributions From:
Net Investment Income	(1,964)	(1,758)	(13,012)	(31,454)
Net Long-Term Gains	—	—	(20,637)	—
Total Distributions	(1,964)	(1,758)	(33,649)	(31,454)
Capital Share Transactions (1):
Shares Issued	186,846	255,357	246,574	397,351
Shares Issued in Lieu of Cash Distributions	1,934	1,739	31,954	29,756
Shares Redeemed	(73,444)	(100,220)	(106,324)	(110,335)
Net Increase (Decrease) from Capital Share Transactions	115,336	156,876	172,204	316,772
Total Increase (Decrease) in Net Assets	206,756	284,055	439,310	488,942
Net Assets
Beginning of Period	1,242,288	958,233	1,571,217	1,082,275
End of Period	$1,449,044	$1,242,288	$2,010,527	$1,571,217
(1) Shares Issued and Redeemed:
Shares Issued	7,548	12,121	14,211	27,397
Shares Issued in Lieu of Cash Distributions	84	82	2,012	2,094
Shares Redeemed	(2,954)	(4,753)	(6,126)	(7,609)
	4,678	7,450	10,097	21,882
Accumulated Net Investment Income (Loss)	$1,361	$920	$24,266	$1,878

See accompanying Notes to Financial Statements.

18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio							Tax-Managed U.S. Equity Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	For the Period Sept. 25, (a) to Nov. 30, 2001
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.26		$13.27	$11.12	$9.09	$11.46	$10.77	$13.26		$12.23	$11.05	$9.40	$11.78	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.18	0.11	0.04	0.05	0.12	0.10	(A)	0.16	0.14	0.07	0.04	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	1.07		1.96	2.13	2.02	(2.39)	0.77	0.25		1.05	1.18	1.63	(2.41)	1.77
Total From Investment Operations	1.18		2.14	2.24	2.06	(2.34)	0.89	0.35		1.21	1.32	1.70	(2.37)	1.78
Less Distributions
Net Investment Income	(0.12)		(0.15)	(0.09)	(0.03)	(0.03)	(0.16)	(0.09)		(0.18)	(0.14)	(0.05)	(0.01)	—
Return of Capital	—		—	—	—	—	(0.04)	—		—	—	—	—	—
Total Distributions	(0.12)		(0.15)	(0.09)	(0.03)	(0.03)	(0.20)	(0.09)		(0.18)	(0.14)	(0.05)	(0.01)	—
Net Asset Value, End of Period	$16.32		$15.26	$13.27	$11.12	$9.09	$11.46	$13.52		$13.26	$12.23	$11.05	$9.40	$11.78
Total Return	7.77	%(C)	16.27%	20.24%	22.79%	(20.43)%	8.17%	2.67	%(C)	9.97%	12.03%	18.21%	(20.16)%	17.80	%(C)
Net Assets, End of Period (thousands)	$2,136,752		$1,754,320	$1,197,227	$756,839	$478,946	$574,286	$1,248,373		$999,215	$618,888	$348,752	$198,251	$81,550
Ratio of Expenses to Average Net Assets (D)	0.38	%(B)	0.40%	0.42%	0.43%	0.42%	0.44%	0.24	%(B)	0.25%	0.25%	0.25%	0.25%	0.25	%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.38	%(B)	0.40%	0.42%	0.43%	0.42%	0.44%	0.24	%(B)	0.26%	0.29%	0.29%	0.34%	0.71	%(B)
Ratio of Net Investment Income to Average Net Assets	1.40	%(B)	1.35%	0.97%	0.43%	0.44%	0.97%	1.49	%(B)	1.35%	1.37%	0.87%	0.50%	0.57	%(B)

See accompanying Notes to Financial Statements.

19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Tax-Managed U.S. Small Cap Value Portfolio							Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$25.60		$23.32	$19.22	$13.34	$14.63	$12.08	$22.95		$20.53	$17.84	$12.55	$14.54	$12.95
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.09	0.09	0.04	0.02	0.06	0.04	(A)	0.04	0.01	0.01	0.01	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	2.24		2.68	4.09	5.86	(1.25)	2.58	1.69		2.42	2.69	5.29	(1.96)	1.59
Total From Investment Operations	2.34		2.77	4.18	5.90	(1.23)	2.64	1.73		2.46	2.70	5.30	(1.95)	1.64
Less Distributions
Net Investment Income	(0.08)		(0.10)	(0.08)	(0.02)	(0.06)	(0.09)	(0.04)		(0.04)	(0.01)	(0.01)	(0.04)	(0.05)
Net Realized Gains	(2.14)		(0.39)	—	—	—	—	—		—	—	—	—	—
Total Distributions	(2.22)		(0.49)	(0.08)	(0.02)	(0.06)	(0.09)	(0.04)		(0.04)	(0.01)	(0.01)	(0.04)	(0.05)
Net Asset Value, End of Period	$25.72		$25.60	$23.32	$19.22	$13.34	$14.63	$24.64		$22.95	$20.53	$17.84	$12.55	$14.54
Total Return	10.03	%(C)	12.09%	21.84%	44.29%	(8.47)%	22.01%	7.53	%(C)	11.98%	15.17%	42.27%	(13.45)%	12.69%
Net Assets, End of Period (thousands)	$2,959,183		$2,634,891	$2,078,718	$1,581,349	$987,471	$834,773	$1,449,044		$1,242,288	$958,233	$703,362	$436,262	$382,381
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.55%	0.56%	0.56%	0.56%	0.57%	0.53	%(B)	0.55%	0.56%	0.57%	0.57%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.79	%(B)	0.39%	0.45%	0.27%	0.13%	0.53%	0.34	%(B)	0.21%	0.08%	0.10%	0.07%	0.40%
Portfolio Turnover Rate	17	%(C)	21%	21%	13%	11%	12%	8	%(C)	15%	7%	19%	10%	12%

See accompanying Notes to Financial Statements.

20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed DFA International Value Portfolio
Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001
(Unaudited)
Net Asset Value, Beginning of Period	$15.51	$13.63	$10.84	$8.24	$9.20	$10.20
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)	0.33	(A)	0.22	0.17	0.14	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	2.54	1.90	2.93	2.59	(0.98)	(1.00)
Total From Investment Operations	2.87	2.23	3.15	2.76	(0.84)	(0.89)
Less Distributions
Net Investment Income	(0.13)	(0.35)	(0.36)	(0.16)	(0.12)	(0.11)
Net Realized Gains	(0.20)	—	—	—	—	—
Total Distributions	(0.33)	(0.35)	(0.36)	(0.16)	(0.12)	(0.11)
Net Asset Value, End of Period	$18.05	$15.51	$13.63	$10.84	$8.24	$9.20
Total Return	18.80	%(C)	16.63%	29.69%	34.20%	(9.29)%	(8.83)%
Net Assets, End of Period (thousands)	$2,010,527	$1,571,217	$1,082,275	$675,142	$405,917	$288,440
Ratio of Expenses to Average Net Assets	0.55	%(B)	0.60%	0.65%	0.66%	0.68%	0.76%
Ratio of Net Investment Income to Average Net Assets	3.82	%(B)	2.23%	1.91%	2.08%	1.84%	1.91%
Portfolio Turnover Rate	7	%(C)	11%	7%	25%	8%	4%

See accompanying Notes to Financial Statements.

21

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-one operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invest all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At May 31, 2006, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 71% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and

22

trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Directors have requested distribution of proceeds.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales

23

earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C. Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. For the six months ended May 31, 2006, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Small Cap Value Portfolio	0.50%
Tax-Managed U.S. Small Cap Portfolio	0.50%
Tax-Managed DFA International Value Portfolio	0.50%

For the six months ended May 31, 2006, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average daily net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average daily net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.22% of its average daily net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2006 to April 1, 2007, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Advisor received reimbursements of $67 (in thousands) of previously waived fees and/or expenses previously assumed during the six months ended May 31, 2006. At May 31, 2006, Tax-Managed U.S. Equity Portfolio had approximately $288 of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2009.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Fund under this arrangement were $62. The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$38
Tax-Managed U.S. Equity Portfolio	22
Tax-Managed U.S. Small Cap Value Portfolio	55
Tax-Managed U.S. Small Cap Portfolio	27
Tax-Managed DFA International Value Portfolio	35

24

E. Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Small Cap Value Portfolio	$547,031	$471,899
Tax-Managed U.S. Small Cap Portfolio	220,514	107,072
Tax-Managed DFA International Value Portfolio	301,121	134,110

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies" and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Tax-Managed U.S. Equity Portfolio	$(40)	$40	—
Tax-Managed U.S. Small Cap Value Portfolio	8,559	(319)	$(8,240)
Tax-Managed DFA International Value Portfolio	502	1,933	(2,435)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio
2005	$15,313	—	$15,313
2004	7,026	—	7,026
Tax-Managed U.S. Equity Portfolio
2005	10,534	—	10,534
2004	5,216	—	5,216

25

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Small Cap Value Portfolio
2005	$9,603	$34,407	$44,010
2004	7,014	—	7,014
Tax-Managed U.S. Small Cap Portfolio
2005	1,758	—	1,758
2004	552	—	552
Tax-Managed DFA International Value Portfolio
2005	31,454	—	31,454
2004	24,542	—	24,542

The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Small Cap Value Portfolio	$324	$8,245	$8,569
Tax-Managed DFA International Value Portfolio	414	216	630

At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated) Loss)
Tax-Managed U.S. Marketwide Value Portfolio	$7,710	—	$(156,398)	$(148,688)
Tax-Managed U.S. Equity Portfolio	3,578	—	(48,856)	(45,278)
Tax-Managed U.S. Small Cap Value Portfolio	2,740	$219,572	—	222,312
Tax-Managed U.S. Small Cap Portfolio	939	—	(65,205)	(64,266)
Tax-Managed DFA International Value Portfolio	11,083	21,661	—	32,744

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2009	2010	2011	2013	Total
Tax-Managed U.S. Marketwide Value Portfolio	$7,370	$133,556	$15,472	—	$156,398
Tax-Managed U.S. Equity Portfolio	—	22,901	12,492	$13,463	48,856
Tax-Managed U.S. Small Cap Portfolio	—	29,999	35,206	—	65,205

During the year ended November 30, 2005, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$24,484
Tax-Managed U.S. Small Cap Portfolio	22,171
Tax-Managed DFA International Value Portfolio	20,846

26

Some of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Tax-Managed DFA International Value Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $9,182 and $2,629, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$1,537,309	$633,799	$(34,059)	$599,740
Tax-Managed U.S. Equity Portfolio	1,048,829	218,337	(18,692)	199,645
Tax-Managed U.S. Small Cap Value Portfolio	2,343,414	947,498	(97,787)	849,711
Tax-Managed U.S. Small Cap Portfolio	1,118,295	572,821	(33,948)	538,873
Tax-Managed DFA International Value Portfolio	1,834,766	626,881	(13,136)	613,745

G. Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time.

27

For the six months ended May 31, 2006, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Small Cap Value Portfolio	5.00%	$1,222	2	—	$1,222
Tax-Managed DFA International Value Portfolio	5.00%	776	1	—	776

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007.

For the six months ended May 31, 2006, borrowings under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Small Cap Value Portfolio	5.00%	$33,252	3	$14	$33,252

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2006.

I. Components of Net Assets:

At May 31, 2006, net assets consisted of (amounts in thousands):

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) of Investment Securities	Accumulated Net Realized Foreign Exchange Gain (Loss)	Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	Unrealized Net Foreign Exchange Gain (Loss)	Total Net Assets	Authorized Shares
Tax-Managed U.S. Marketwide Value Portfolio	$1,642,524	$7,561	$(113,851)	—	$600,518	—	$2,136,752	250,000,000
Tax-Managed U.S. Equity Portfolio	1,099,348	4,759	(55,867)	—	200,133	—	1,248,373	150,000,000
Tax-Managed U.S. Small Cap Value Portfolio	1,903,706	5,679	199,332	—	850,466	—	2,959,183	200,000,000
Tax-Managed U.S. Small Cap Portfolio	951,085	1,361	(43,391)	—	539,989	—	1,449,044	100,000,000
Tax-Managed DFA International Value Portfolio	1,293,968	24,266	76,642	$140	615,274	$237	2,010,527	200,000,000

J. Securities Lending:

As of May 31, 2006, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign

28

securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Contractual Obligations:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

At May 31, 2006, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	1	65%
Tax-Managed U.S. Equity Portfolio	2	82%
Tax-Managed U.S. Small Cap Value Portfolio	1	69%
Tax-Managed U.S. Small Cap Portfolio	1	76%
Tax-Managed DFA International Value Portfolio	1	70%

29

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During the Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2006

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 12/01/05	Ending Account Value 05/31/06	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,078.80	0.22%	$1.14
Hypothetical 5% Return	$1,000.00	$1,023.83	0.22%	$1.11
The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$1,027.60	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.58	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

30

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 28, 2006. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	13.3%	4.7%	11.8%	34.3%	3.5%	11.8%	7.3%	6.0%	0.1%	6.9%	0.3%	100.0%
The Tax-Managed U.S. Equity Series	11.6%	9.4%	9.1%	20.0%	12.3%	12.3%	15.4%	3.6%	0.1%	3.0%	3.2%	100.0%

31

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.4%)
Consumer Discretionary — (12.0%)
Disney (Walt) Co.	666,400	$20,325,200	0.7%
Federated Department Stores, Inc.	267,602	19,489,454	0.7%
News Corp. Class A	1,192,624	22,743,340	0.8%
Penney (J.C.) Co., Inc.	235,200	14,290,752	0.5%
Time Warner, Inc.	2,744,500	47,232,845	1.6%
* Viacom, Inc. Class B	433,523	16,365,493	0.6%
Other Securities		255,142,396	8.3%
Total Consumer Discretionary		395,589,480	13.2%
Consumer Staples — (4.2%)
Archer-Daniels-Midland Co.	738,965	30,718,775	1.0%
Coca-Cola Enterprises, Inc.	704,300	13,846,538	0.5%
# Kraft Foods, Inc.	703,740	23,293,794	0.8%
# Reynolds American, Inc.	134,600	14,797,924	0.5%
Other Securities		57,084,002	1.9%
Total Consumer Staples		139,741,033	4.7%
Energy — (10.7%)
Anadarko Petroleum Corp.	730,068	36,262,478	1.2%
Apache Corp.	289,546	18,785,744	0.6%
ConocoPhillips	1,855,045	117,405,798	3.9%
# Hess Corp.	91,500	13,725,000	0.5%
Marathon Oil Corp.	306,495	23,002,450	0.8%
Valero Energy Corp.	432,800	26,552,280	0.9%
Other Securities		117,800,289	3.9%
Total Energy		353,534,039	11.8%
Financials — (31.0%)
Allstate Corp.	705,500	38,809,555	1.3%
AMBAC Financial Group, Inc.	160,300	12,848,045	0.4%
Bear Stearns Companies, Inc.	129,622	17,336,942	0.6%
Chubb Corp.	621,700	31,414,501	1.1%
CIT Group, Inc.	298,400	15,337,760	0.5%
Countrywide Financial Corp.	852,098	32,618,311	1.1%
Hartford Financial Services Group, Inc.	380,273	33,441,208	1.1%
JPMorgan Chase & Co.	2,414,248	102,943,535	3.4%
Lincoln National Corp.	359,707	20,208,339	0.7%
Loews Corp.	891,900	30,306,762	1.0%
Merrill Lynch & Co., Inc.	358,300	25,944,503	0.9%
MetLife, Inc.	1,165,400	59,983,138	2.0%
North Fork Bancorporation, Inc.	617,170	18,188,000	0.6%
Principal Financial Group, Inc.	442,700	24,193,555	0.8%
Prudential Financial, Inc.	773,700	58,917,255	2.0%
SunTrust Banks, Inc.	429,300	32,502,303	1.1%
The St. Paul Travelers Companies, Inc.	986,500	43,425,730	1.5%
# Wachovia Corp.	365,254	19,541,089	0.7%
# Washington Mutual, Inc.	952,778	43,742,038	1.5%
Other Securities		363,028,715	11.8%
Total Financials		1,024,731,284	34.1%

32

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (3.2%)
Aetna, Inc.	367,600	$14,137,896	0.5%
Other Securities		91,179,953	3.0%
Total Health Care		105,317,849	3.5%
Industrials — (10.7%)
Burlington Northern Santa Fe Corp.	311,900	24,144,179	0.8%
CSX Corp.	352,900	23,616,068	0.8%
Norfolk Southern Corp.	671,900	35,449,444	1.2%
Northrop Grumman Corp.	527,310	34,106,411	1.2%
Raytheon Co.	535,600	24,557,260	0.8%
Southwest Airlines Co.	1,280,600	20,617,660	0.7%
Union Pacific Corp.	425,000	39,440,000	1.3%
Other Securities		150,456,928	4.9%
Total Industrials		352,387,950	11.7%
Information Technology — (6.6%)
Electronic Data Systems Corp.	787,500	19,309,500	0.7%
Hewlett-Packard Co.	2,266,500	73,389,270	2.5%
Other Securities		126,014,191	4.1%
Total Information Technology		218,712,961	7.3%
Materials — (5.5%)
International Paper Co.	514,912	17,496,710	0.6%
Weyerhaeuser Co.	349,500	22,354,020	0.8%
Other Securities		140,654,226	4.6%
Total Materials		180,504,956	6.0%
Other — (0.0%)
Total Other		246	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		2,400,389	0.1%
Telecommunication Services — (6.2%)
AT&T, Inc.	4,301,383	112,094,041	3.7%
Sprint Nextel Corp.	1,660,186	35,212,545	1.2%
Verizon Communications, Inc.	1,246,300	38,897,023	1.3%
Other Securities		19,193,434	0.6%
Total Telecommunication Services		205,397,043	6.8%
Utilities — (0.2%)
Total Utilities		7,645,763	0.3%
TOTAL COMMON STOCKS		2,985,962,993	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		19	0.0%

33

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (9.6%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $108,735,000 FNMA 7.297%(r), 12/01/35, valued at $93,667,674) to be repurchased at $90,948,789	$90,936	$90,936,083	3.0%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $278,910,364 FHLMC 4.213%, 02/01/35 & 4.456%, 03/01/35 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 03/01/18 to 05/01/36, valued at $206,487,625) to be repurchased at $199,631,381	199,603	199,603,437	6.6%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $23,347,000 FHLMC Notes 4.00%, 09/22/09, valued at $26,498,845) to be repurchased at $26,110,532	26,107	26,107,000	0.9%
TOTAL TEMPORARY CASH INVESTMENTS		316,646,520	10.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,446,913,939)		$3,302,609,532	110.0%

See accompanying Notes to Financial Statements.

34

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2006
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.1%)
Consumer Discretionary — (10.4%)
Disney (Walt) Co.	202,847	$6,186,833	0.5%
Home Depot, Inc.	199,800	7,616,376	0.6%
Time Warner, Inc.	333,000	5,730,930	0.5%
Other Securities		124,285,063	9.9%
Total Consumer Discretionary		143,819,202	11.5%
Consumer Staples — (8.3%)
Altria Group, Inc.	194,900	14,101,015	1.1%
Coca-Cola Co.	180,500	7,947,415	0.6%
PepsiCo, Inc.	160,700	9,715,922	0.8%
Procter & Gamble Co.	301,780	16,371,565	1.3%
# Wal-Mart Stores, Inc.	369,648	17,909,446	1.4%
Other Securities		49,523,842	4.1%
Total Consumer Staples		115,569,205	9.3%
Energy — (8.1%)
Chevron Corp.	198,314	11,857,194	1.0%
ConocoPhillips	148,034	9,369,072	0.8%
Exxon Mobil Corp.	568,300	34,615,153	2.8%
Other Securities		57,217,733	4.4%
Total Energy		113,059,152	9.0%
Financials — (17.8%)
# American Express Co.	121,300	6,593,868	0.5%
American International Group, Inc.	215,300	13,090,240	1.1%
Bank of America Corp.	379,028	18,344,955	1.5%
Citigroup, Inc.	448,244	22,098,429	1.8%
Fannie Mae	91,400	4,547,150	0.4%
JPMorgan Chase & Co.	296,952	12,662,033	1.0%
Merrill Lynch & Co., Inc.	89,100	6,451,731	0.5%
Morgan Stanley	101,100	6,027,582	0.5%
The Goldman Sachs Group, Inc.	43,800	6,611,610	0.5%
U.S. Bancorp	169,100	5,220,117	0.4%
# Wachovia Corp.	149,804	8,014,514	0.7%
Wells Fargo & Co.	148,900	9,882,493	0.8%
Other Securities		127,188,569	10.1%
Total Financials		246,733,291	19.8%
Health Care — (11.0%)
Abbott Laboratories	114,700	4,897,690	0.4%
* Amgen, Inc.	89,660	6,060,119	0.5%
Bristol-Myers Squibb Co.	195,800	4,806,890	0.4%
* Genentech, Inc.	66,700	5,533,432	0.5%
Johnson & Johnson	192,200	11,574,284	0.9%
Medtronic, Inc.	93,800	4,735,962	0.4%
Merck & Co., Inc.	209,100	6,960,939	0.6%
Pfizer, Inc.	693,364	16,404,992	1.3%
Wyeth	120,300	5,502,522	0.5%
Other Securities		86,057,717	6.7%
Total Health Care		152,534,547	12.2%

35

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
3M Co.	68,300	$5,713,978	0.5%
Boeing Co.	76,400	6,360,300	0.5%
Caterpillar, Inc.	64,300	4,690,685	0.4%
General Electric Co.	975,908	33,434,608	2.7%
United Parcel Service, Inc.	62,600	5,042,430	0.4%
United Technologies Corp.	91,900	5,745,588	0.5%
Other Securities		90,804,768	7.2%
Total Industrials		151,792,357	12.2%
Information Technology — (13.7%)
* Cisco Sytems, Inc.	585,450	11,521,656	0.9%
Hewlett-Packard Co.	269,500	8,726,410	0.7%
Intel Corp.	422,400	7,611,648	0.6%
International Business Machines Corp.	145,600	11,633,440	1.0%
Microsoft Corp.	852,300	19,304,595	1.6%
Motorola, Inc.	240,100	5,063,709	0.4%
* Oracle Corp.	516,550	7,345,341	0.6%
Qualcomm, Inc.	164,200	7,423,482	0.6%
Texas Instruments, Inc.	156,900	4,899,987	0.4%
Other Securities		106,956,251	8.5%
Total Information Technology		190,486,519	15.3%
Materials — (3.2%)
Total Materials		44,245,347	3.5%
Other — (0.0%)
Total Other		8	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		1,834,933	0.1%
Telecommunication Services — (2.7%)
AT&T, Inc.	368,150	9,593,989	0.8%
Sprint Nextel Corp.	277,263	5,880,748	0.5%
Verizon Communications, Inc.	264,300	8,248,803	0.7%
Other Securities		14,001,965	1.0%
Total Telecommunication Services		37,725,505	3.0%
Utilities — (2.9%)
Total Utilities		39,557,937	3.2%
TOTAL COMMON STOCKS		1,237,358,003	99.1%

36

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (10.9%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $59,416,888 FNMA 4.554%(r) & 7.139%(r), 08/01/35, valued at $44,440,062) to be repurchased at $43,148,446	$43,142	$43,142,418	3.4%
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $297,805,314 FHLMC 5.864%, 03/01/33 & FNMA, rates ranging from 4.480% to 5.500%, maturities ranging from 05/01/23 to 01/01/35, valued at $99,378,267) to be repurchased at $96,075,836	96,062	96,062,387	7.7%
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $10,692,000 FHLMC Notes 4.00%, 09/22/09, valued at $12,135,420) to be repurchased at $11,956,617	11,955	11,955,000	1.0%
TOTAL TEMPORARY CASH INVESTMENTS		151,159,805	12.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,188,385,780)		$1,388,517,808	111.2%

See accompanying Notes to Financial Statements.

37

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $283,247 and $135,963 of securities on loan, respectively)	$2,985,963	$1,237,358
Temporary Cash Investments at Value	316,647	151,160
Cash	1	1
Receivables:
Investment Securities Sold	4,544	115
Dividends and Interest	4,390	2,248
Securities Lending Income	68	29
Fund Shares Sold	1,730	2,369
Prepaid Expenses and Other Assets	11	4
Total Assets	3,313,354	1,393,284
LIABILITIES:
Payables:
Upon Return of Securities Loaned	290,539	139,205
Investment Securities Purchased	20,226	5,504
Due to Advisor	505	52
Accrued Expenses and Other Liabilities	104	48
Total Liabilities	311,374	144,809
NET ASSETS	$3,001,980	$1,248,475
Investments at Cost	$2,130,267	$1,037,226
Temporary Cash Investments at Cost	$316,647	$151,160

See accompanying Notes to Financial Statements.

38

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2006

  (Amounts in thousands)
  (Unaudited)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$24,003	$9,266
Interest	561	483
Income from Securities Lending	322	128
Total Investment Income	24,886	9,877
Expenses
Investment Advisory Services Fees	2,798	286
Accounting & Transfer Agent Fees	149	67
Custodian Fees	76	45
Legal Fees	4	2
Audit Fees	16	6
Shareholders' Reports	11	4
Directors'/Trustees' Fees & Expenses	11	5
Other	16	8
Total Expenses	3,081	423
Net Investment Income (Loss)	21,805	9,454
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	61,926	(6,589)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	116,476	23,009
Net Realized and Unrealized Gain (Loss)	178,402	16,420
Net Increase (Decrease) in Net Assets Resulting from Operations	$200,207	$25,874

See accompanying Notes to Financial Statements.

39

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005	Six Months Ended May 31, 2006	Year Ended Nov. 30, 2005
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,805	$31,160	$9,454	$12,074
Net Realized Gain (Loss) on Investment Securities Sold	61,926	35,024	(6,589)	(13,460)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	116,476	256,663	23,009	82,470
Net Increase (Decrease) in Net Assets Resulting from Operations	200,207	322,847	25,874	81,084
Transactions in Interest:
Contributions	339,657	486,435	223,488	305,442
Withdrawals	(14,271)	(35,508)	(235)	(6,128)
Net Increase (Decrease) from Transactions in Interest	325,386	450,927	223,253	299,314
Total Increase (Decrease) in Net Assets	525,593	773,774	249,127	380,398
Net Assets
Beginning of Period	2,476,387	1,702,613	999,348	618,950
End of Period	$3,001,980	$2,476,387	$1,248,475	$999,348

See accompanying Notes to Financial Statements.

40

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The Tax-Managed U.S. Marketwide Value Series							The Tax-Managed U.S. Equity Series
	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Six Months Ended May 31, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	For the Period Sept. 25, (a) to Nov. 30, 2001
	(Unaudited)							(Unaudited)
Total Return	7.88	%(C)	16.44%	20.49%	22.88%	(20.25)%	8.30%	2.76	%(C)	10.15%	12.20%	18.49%	(20.12)%	15.72	%(C)
Net Assets, End of Period (thousands)	$3,001,980		$2,476,387	$1,702,613	$1,085,233	$674,358	$690,795	$1,248,475		$999,348	$618,950	$348,758	$198,247	$81,548
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.24%	0.25%	0.25%	0.25%	0.25%	0.07	%(B)	0.09%	0.10%	0.10%	0.12%	0.20	%(B)
Ratio of Net Investment Income to Average Net Assets	1.56	%(B)	1.52%	1.14%	0.61%	0.61%	1.17%	1.66	%(B)	1.51%	1.52%	1.02%	0.63%	0.62	%(B)
Portfolio Turnover Rate	10	%(C)	12%	5%	6%	15%	11%	7	%(C)	10%	5%	13%	11%	4	%(C)

See accompanying Notes to Financial Statements.

41

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of May 31, 2006, none of the Trustees have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

42

C.  Investment Advisor:

Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2006, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2006, the total related amounts paid (in thousands) by the Trust under this arrangement were $52. The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2006, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$54
The Tax-Managed U.S. Equity Series	22

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2006, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$574,415	$263,919
The Tax-Managed U.S. Equity Series	305,435	83,751

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At May 31, 2006, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$2,447,987	$882,527	$(27,904)	$854,623
The Tax-Managed U.S. Equity Series	1,188,877	218,325	(18,684)	199,641

43

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2006.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 28, 2005 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2006. The line of credit was scheduled to expire on June 27, 2006. Effective, June 28, 2006, the line of credit was extended and increased to $250 million in the aggregate. The line of credit is scheduled to expire on June 27, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 22, 2007. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2006.

I.  Securities Lending:

As of May 31, 2006, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan

44

at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

45

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

46

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 13, 2005 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc.(the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the December Meeting, representatives of management met with the Review Committee to address and respond to questions that independent counsel posed after counsel's review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of each Fund compared favorably with its peer group. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that, due to recent negotiations, the Funds were expected to experience a reduction in non-management fees charged by the Funds' administrator, custodian and transfer agent.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative

47

fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

48

DFA053106-002S

ITEM 2.        CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.        SCHEDULE OF INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or its underlying fund that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

Large Cap International Portfolio	An underlying fund for The Global Large Company Series
The U.S. Large Company Series	Series of Registrant
The U.S. Large Cap Value Series	Series of Registrant
The U.S. Small XM Value Series	Series of Registrant
The U.S. Small Cap Value Series	Series of Registrant
The U.S. Small Cap Series	Series of Registrant
The U.S. Micro Cap Series	Series of Registrant
The DFA International Value Series	Series of Registrant
The Japanese Small Company Series	Series of Registrant
The Asia Pacific Small Company Series	Series of Registrant
The United Kingdom Small Company Series	Series of Registrant
The Continental Small Company Series	Series of Registrant
The Emerging Markets Series	Series of Registrant
The Emerging Markets Small Cap Series	Series of Registrant
The Tax-Managed U.S. Marketwide Value Series	Series of Registrant
The Tax-Managed U.S. Equity Series	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation-Protected Securities

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of May 31, 2006.
(y)	The rate shown is the effective yield.
(R)	Restricted Security.

LARGE CAP INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value††
AUSTRALIA — (3.9%)
COMMON STOCKS — (3.9%)
	ABC Learning Centres, Ltd.	22,232	$122,393
	Alinta, Ltd.	24,614	193,049
	Alumina, Ltd.	139,764	701,395
	Amcor, Ltd.	84,945	424,136
	AMP, Ltd.	186,786	1,235,042
	Ansell, Ltd.	12,403	91,478
	APN News & Media, Ltd.	49,644	194,602
#	Aristocrat Leisure, Ltd.	49,521	502,526
	Australand Property Group	76,263	112,669
	Australia & New Zealand Banking Group, Ltd.	198,201	3,959,234
	Australian Gas Light Co.	45,094	568,498
#	Australian Stock Exchange, Ltd.	10,366	238,760
	AWB, Ltd.	32,184	102,861
	AXA Asia Pacific Holdings, Ltd.	244,297	1,101,469
	Babcock & Brown, Ltd.	14,300	218,023
	Bendigo Bank, Ltd.	10,364	99,044
	BHP Billiton, Ltd.	360,962	7,855,908
	Billabong International, Ltd.	17,806	195,957
	BlueScope Steel, Ltd.	79,029	454,893
	Boral, Ltd.	57,427	394,006
#	Brambles Industries, Ltd.	97,711	782,502
	Brickworks, Ltd.	10,834	101,187
*	Burns, Philp & Co., Ltd.	177,341	128,212
	Caltex Australia, Ltd.	29,754	428,625
	Challenger Financial Services Group, Ltd.	39,625	98,455
	Coca-Cola Amatil, Ltd.	50,128	265,066
	Cochlear, Ltd.	5,059	187,643
	Coles Myer, Ltd.	135,872	1,163,008
	Commonwealth Bank of Australia	140,067	4,564,728
	Computershare, Ltd.	51,406	302,289
	CSL, Ltd.	18,193	709,033
	CSR, Ltd.	91,001	245,793
#	DCA Group, Ltd.	40,864	84,277
	Downer EDI, Ltd.	24,752	158,136
	Excel Coal, Ltd.	14,100	79,975
	Foster’s Group, Ltd.	207,548	832,621
*	Hardman Resources, Ltd.	33,188	42,641
	Harvey Norman Holdings, Ltd.	128,448	373,339
	Iluka Resources, Ltd.	20,985	105,042
	Insurance Australia Group, Ltd.	162,155	637,467
	James Hardie Industries NL	43,241	275,789
	John Fairfax Holdings, Ltd.	89,312	252,572
	Leighton Holdings, Ltd.	30,749	400,574

1

	Lend Lease Corp., Ltd.	35,335	351,832
	Lion Nathan, Ltd.	63,050	368,740
	Macquarie Bank, Ltd.	26,762	1,299,035
	Macquarie Infrastructure Group	88,683	226,496
*	Mayne Pharma, Ltd.	58,769	119,447
	Metcash Limited	113,425	358,240
	Mirvac, Ltd.	104,920	338,490
	Multiplex Group	59,010	139,316
	National Australia Bank, Ltd.	173,915	4,619,911
	Newcrest Mining, Ltd.	35,371	528,924
	Nufarm, Ltd.	14,411	116,276
	Onesteel, Ltd.	53,599	146,280
	Orica, Ltd.	30,032	533,165
	Origin Energy, Ltd.	77,873	404,014
	Oxiana, Ltd.	122,861	271,759
	Paperlinx, Ltd.	42,030	96,957
	Perpetual Trustees Australia, Ltd.	3,869	197,900
	Promina Group, Ltd.	105,707	453,667
	Publishing and Broadcasting, Ltd.	75,939	1,064,788
	Qantas Airways, Ltd.	352,878	841,014
	QBE Insurance Group, Ltd.	79,324	1,284,207
	Ramsay Health Care, Ltd.	14,888	112,256
	Rinker Group, Ltd.	104,478	1,471,554
#	Rio Tinto, Ltd.	47,966	2,825,695
	Santos, Ltd.	60,572	526,609
	Seven Network, Ltd.	3,746	23,957
	SFE Corp., Ltd.	12,386	145,882
*	Sigma Pharmaceuticals, Ltd.	55,175	108,453
	Sims Group, Ltd.	7,596	107,099
	Sonic Healthcare, Ltd.	25,691	272,329
#	St. George Bank, Ltd.	60,819	1,347,727
	Suncorp-Metway, Ltd.	65,088	917,182
	Symbion Health, Ltd.	59,482	140,802
	TABCORP Holdings, Ltd.	54,804	629,463
	Telstra Corp., Ltd.	876,734	2,454,457
#	Toll Holdings, Ltd.	55,250	614,471
#	Transurban Group	78,987	398,328
	UNITAB, Ltd.	10,745	118,607
	Virgin Blue Holdings, Ltd.	90,396	111,321
	Washington H. Soul Pattinson & Co., Ltd.	18,899	117,070
	Wesfarmers, Ltd.	44,126	1,156,592
	West Australian Newspapers Holdings, Ltd.	15,484	105,065
*	Westfield Group	25	305
	Westfield Group Stapled	1,160	14,216
	Westpac Banking Corp.	197,934	3,442,395
	Woodside Petroleum, Ltd.	70,327	2,328,931
	Woolworths, Ltd.	130,908	1,838,141
	WorleyParsons, Ltd.	16,683	288,226
	Zinifex, Ltd.	47,500	421,389

TOTAL — AUSTRALIA			66,783,897

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)

2

*	Betandwin.com Interactive Entertainment AG	2,186	229,556
#	Boehler-Uddeholm AG	986	205,149
#	Erste Bank der Oesterreichischen Sparkassen AG	13,510	770,655
	EVN AG	1,049	106,665
*	IMMOFINANZ Immobiliem Anlagen AG	8,273	90,683
	Oesterreichische Elektrizitaetswirtschafts AG	8,100	371,065
#	OMV AG	17,280	1,005,979
#	Telekom Austria AG	35,563	798,538
	Uniqa Versicherungen AG	7,460	244,902
	Voestalpine AG	1,802	255,830
#	Wienerberger AG	4,749	243,701

TOTAL — AUSTRIA			4,322,723

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	AGFA-Gevaert NV, Mortsel	7,300	147,787
#	Bekaert SA	1,924	198,119
	Colruyt SA	1,700	261,842
*	Cumerio - Strip	55	6
#	Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	4,997	320,884
	Dexia SA	55,596	1,364,218
	Distrigaz	29	140,221
#	Fortis AG	97,350	3,553,734
	Groupe Bruxelles Lambert SA	2,500	271,066
	InBev NV	29,842	1,434,753
	KBC Groep NV	28,460	3,059,136
	Mobistar SA	2,500	199,139
#	Solvay SA	4,853	550,173
	Suez SA	5,900	227,379
*	Suez SA Strip VVPR	11,992	154
	UCB SA	7,600	397,260
	Umicore	1,748	252,814
TOTAL COMMON STOCKS			12,378,685

RIGHTS/WARRANTS — (0.0%)
*	Umicore Strip VVPR	55	6

TOTAL — BELGIUM			12,378,691

CANADA — (3.2%)
COMMON STOCKS — (3.2%)
	AGF Management, Ltd. Class B Non-Voting	9,000	174,852
	Agnico Eagle Mines, Ltd.	5,800	193,930
	Agrium, Inc.	9,100	224,299
	Alcan, Inc.	20,749	1,087,086
	Aliant, Inc.	1,000	32,229
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	8,000	182,805
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	3,300	101,112
	Astral Media, Inc. Class A	4,000	135,125
*	ATI Technologies, Inc.	12,300	203,120
	AUR Resources, Inc.	11,500	186,464
	Bank of Montreal	27,985	1,585,605

3

	Bank of Nova Scotia	71,100	2,857,555
	Barrick Gold Corp.	46,400	1,420,013
#	BCE, Inc.	14,700	356,457
*	Bema Gold Corp.	27,000	147,072
	Biovail Corp.	9,000	221,507
*	Blackrock Ventures, Inc.	7,100	153,860
*	Bombardier, Inc. Class B	66,400	195,915
	Brookfield Asset Management, Inc. Series A Limited Voting	22,350	917,334
	Brookfield Properties Corp.	5,125	152,052
	CAE, Inc.	14,816	123,612
	Cameco Corp.	25,800	1,069,945
#	Canadian Imperial Bank of Commerce	18,500	1,362,601
#	Canadian National Railway Co.	42,100	1,880,836
	Canadian National Resources, Ltd.	41,400	2,224,287
	Canadian Pacific Railway, Ltd.	13,200	691,577
	Canadian Tire Corp. Class A Non-Voting	5,300	325,266
	Canadian Utilities, Ltd. Class A Non-Voting	4,600	170,386
*	Canfor Corp.	8,800	102,261
*	Celestica, Inc. Subordinate Voting	28,200	269,071
*	CGI Group, Inc.	17,800	118,128
	Cinram International, Inc. Income Fund	5,400	136,777
*	Cognos, Inc.	4,400	135,295
*	Compton Petroleum Corp.	10,000	126,192
*	Duvernay Oil Corp.	5,400	211,196
*	Eldorado Gold Corp.	37,800	189,772
	Empire Co., Ltd. Class A Non-Voting	800	29,778
#	Enbridge, Inc.	16,400	514,854
	EnCana Corp.	33,100	1,673,781
	Ensign Energy Services, Inc.	8,400	193,776
	Fairfax Financial Holdings, Inc. Subordinate Voting	1,000	114,389
	Finning International, Inc.	5,200	179,250
*	First Calgary Petroleums, Ltd. Class A	15,600	162,444
	First Quantum Minerals, Ltd.	3,200	158,039
	Fortis, Inc.	7,600	167,386
	Gerdau Ameristeel Corp.	4,900	45,463
*	Gildan Activewear, Inc.	3,600	150,373
*	Glamis Gold, Ltd.	6,400	246,006
#	Great West Lifeco, Inc.	19,400	488,390
#	Husky Energy, Inc.	9,000	529,460
	IGM Financial, Inc.	5,800	243,005
	Imperial Oil, Ltd.	13,227	479,366
	INCO, Ltd.	9,500	626,577
	Industrial Alliance Insurance & Financial Services, Inc.	4,000	118,021
	Inmet Mining Corp.	5,400	199,430
	Intrawest Corp.	4,600	149,046
	Ipsco, Inc.	2,403	227,647
*	Kinross Gold Corp.	16,100	176,274
	Loblaw Companies, Ltd.	4,700	227,000
*	MacDonald Dettweiler & Associates, Ltd.	2,400	100,990
	Magna International, Inc. Class A	4,619	358,533
#	Manulife Financial Corp.	88,200	2,913,843
	MDS, Inc.	8,413	158,484
*	Meridian Gold, Inc.	6,000	187,653
	Methanex Corp.	6,800	159,768

4

	Metro, Inc. Class A Subordinate Voting	6,000	173,763
	Mi Developments, Inc.	1,100	38,448
	National Bank of Canada	8,300	464,544
	Nexen, Inc.	18,008	1,011,162
	Niko Resources, Ltd.	4,200	258,673
	Norbord, Inc.	2,400	22,965
*	Nortel Networks Corp.	212,600	509,545
	Nova Chemicals Corp.	6,300	192,117
	Onex Corp.	7,000	137,966
*	Pan Amer Silver Corp.	6,300	120,967
*	Paramont Resources, Ltd. Class A	5,100	177,794
	Petro-Canada	45,700	2,107,635
	Potash Corp. of Saskatchewan, Inc.	10,800	985,776
	Power Corp. of Canada, Ltd.	15,400	419,847
	Power Financial Corp.	13,700	396,261
#	Rogers Communications, Inc. Class B Non-Voting	13,900	580,481
*	RONA, Inc.	6,800	139,642
	Rothmans, Inc.	1,200	21,374
#	Royal Bank of Canada	93,096	3,823,571
	Russel Metals, Inc.	6,600	149,436
	Shaw Communictions, Inc. Class B Non-Voting	3,200	89,362
	Shell Canada, Ltd.	11,400	417,086
	Sherritt International Corp.	14,600	150,440
	Shoppers Drug Mart Corp.	10,200	388,739
	SNC-Lavalin Group, Inc.	6,700	181,323
	Sun Life Financial, Inc.	32,600	1,346,618
	Suncor Energy, Inc.	24,012	1,945,157
	Talisman Energy, Inc.	60,600	1,115,172
	Teck Cominco Class B	9,830	630,048
	Telus Corp.	4,000	166,319
#	The Thomson Corp.	12,600	527,335
	Toromont Industries, Ltd.	1,200	26,963
	Toronto Dominion Bank	52,415	2,847,493
#	Transalta Corp.	20,500	433,636
#	TransCanada Corp.	40,835	1,254,152
*	Trican Well Service, Ltd.	5,600	136,251
	TSX Group, Inc.	3,200	131,050
*	UTS Energy Corp.	17,100	111,930
	West Fraser Timber Co., Ltd.	700	23,609
*	Yamana Gold, Inc.	16,200	166,927

TOTAL — CANADA			54,466,197

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
	A P Moller - Maersk A.S.	325	2,627,325
	Carlsberg A.S. Series B	3,475	243,420
#	Codan A.S.	1,450	100,841
	Coloplast A.S.	2,340	175,799
	Dampskibsselskabet Torm A.S.	1,700	73,790
	Danisco A.S.	4,350	353,448
	Danske Bank A.S.	46,956	1,793,387
#	DSV A.S.	1,980	325,580
	East Asiatic Co., Ltd.	2,525	100,994

5

	FLSmidth & Co. A.S.	1,500	59,538
#	GN Great Nordic A.S.	21,220	238,116
	Group 4 Securicor PLC	28,536	94,659
	H. Lundbeck A.S.	17,802	391,905
*	Jyske Bank A.S.	5,560	367,688
	Novo-Nordisk A.S. Series B	24,250	1,503,180
	Novozymes A.S. Series B	4,880	349,082
	Rockwool International A.S.	400	46,697
	Sydbank A.S.	5,940	214,390
*	Topdanmark A.S.	1,650	227,794
*	Vestas Wind Systems A.S.	16,066	415,191
*	William Demant Holding	3,260	245,908

TOTAL — DENMARK			9,948,732

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
	Elisa Oyj	13,163	256,845
	Fortum Oyj	113,088	2,815,370
	Kesko Oyj	6,400	252,857
	Kone Oyj Series B	10,280	447,775
	Metso Oyj	10,444	372,146
#	Neste Oil Oyj	28,272	957,936
	Nokia Oyj	422,721	9,065,847
	Nokian Renkaat Oyj	8,700	130,237
	Okobank Class A	8,700	129,533
	Orion Oyj Series A	4,200	88,326
	Orion Oyj Series B	6,900	143,806
	Outokumpu Oyj Series A	19,700	444,730
	Rautaruukki Oyj Series K	8,700	261,441
	Sampo Oyj	61,500	1,183,803
	SanomaWSOY Oyj	15,794	402,235
	Stockmann Oyj Abp Series A	1,020	43,082
	Stockmann Oyj Abp Series B	1,950	82,966
	Stora Enso Oyj Series R	67,900	949,803
	TietoEnator Oyj	7,060	200,691
	UPM-Kymmene Oyj	45,800	981,291
	Wartsila Corp. Oyj Series B	6,750	264,078
	YIT Oyj	11,100	281,967

TOTAL — FINLAND			19,756,765

FRANCE — (7.5%)
COMMON STOCKS — (7.5%)
#	Accor SA	18,966	1,112,614
	Air France-KLM	24,260	522,657
#	Air Liquide SA	11,134	2,315,512
	Air Liquide SA Primes De Fid 02	11,393	2,351,887
# *	Alcatel SA	135,772	1,803,414
*	Alstom SA	10,690	908,625
#	Assurances Generales de France (AGF)	15,535	1,881,439
*	Atos Origin	7,666	527,855
#	AXA SA	169,056	5,883,248
#	BNP Paribas SA	100,729	9,397,755

6

#	Bollore	203	135,313
	Bourbon SA	2,540	287,070
#	Bouygues SA	25,936	1,410,724
*	Business Objects SA	6,803	200,236
#	Capgemini SA	11,859	651,192
#	Carrefour SA	59,906	3,478,401
#	Casino Guichard Perrachon SA	10,202	781,116
#	Cie Generale D’Optique Essilor Intenational SA	9,539	960,738
#	Ciments Francais SA	1,006	168,696
	Clarins SA	1,524	97,681
#	CNP Assurances	3,300	328,601
#	Compagnie de Saint-Gobain	34,334	2,406,012
*	Compagnie Generale de Geophysique SA	4,305	737,493
	Dassault Systemes SA	9,666	504,032
#	Dior (Christian) SA	17,202	1,707,158
#	Eiffage SA	6,330	472,517
	Esso SA	286	64,095
# *	Euler Hermes SA	3,120	357,401
	European Aeronautic Defence & Space Co.	25,278	901,304
#	Fimalac SA	3,197	271,904
#	France Telecom SA	231,887	5,158,756
#	Generale des Establissements Michelin SA Series B	11,147	729,896
#	Groupe Danone	25,142	3,026,244
#	Havas SA	27,830	139,343
#	Hermes International SA	4,009	992,178
	Iliad SA	3,200	275,164
#	Imerys SA	5,342	428,603
# *	JC Decaux SA	18,441	525,448
	Klepierre SA	1,862	203,360
#	LaFarge SA	17,353	2,080,418
	Lafarge SA Prime Fidelity	8,912	1,071,176
#	Lagardere S.C.A. SA	10,889	860,280
#	L’Oreal SA	64,016	5,733,343
#	LVMH (Louis Vuitton Moet Hennessy)	43,990	4,327,185
#	M6 Metropole Television	10,023	323,610
	Neopost SA	2,698	289,753
#	Pernod-Ricard SA	7,915	1,545,939
#	Peugeot SA	16,477	1,048,253
#	PPR SA	9,979	1,238,448
#	Publicis Groupe	14,334	579,601
	Remy Cointreau SA	2,257	120,702
#	Renault SA	20,388	2,346,510
*	Rhodia SA	124,925	259,314
#	Safran SA	16,219	356,946
#	Sanofi - Aventis	111,839	10,552,732
#	Schneider Electric SA	23,650	2,455,090
#	SCOR SA	61,944	147,032
	SEB SA Prime Fidelity	990	110,803
# *	Societe BIC SA	3,600	241,033
# *	Societe Generale Paris	37,057	5,714,622
#	Societe Television Francaise 1	17,323	572,435
	Sodexho Alliance SA	11,496	513,960
	STMicroelectronics NV	24,397	399,287
#	Suez (ex Suez Lyonnaise des Eaux)	98,301	3,784,863

7

#	Technip SA	8,071	484,347
#	Thales SA	16,134	621,557
*	Thomson	20,078	380,845
# *	Total SA	235,328	15,263,958
#	Unibail SA	4,413	726,060
# *	Valeo SA	6,734	258,058
#	Vallourec SA	602	755,752
#	Veolia Environnement SA	34,982	1,948,853
#	Vinci SA	24,590	2,261,302
#	Vivendi SA	121,295	4,355,232
#	Wendel Investissement	4,149	493,188
	Zodiac SA	4,549	252,784
TOTAL COMMON STOCKS			128,580,953

RIGHTS/WARRANTS — (0.0%)
*	Arkema Rights 06/26/06	58,832	208,822

TOTAL — FRANCE			128,789,775

GERMANY — (5.4%)
COMMON STOCKS — (5.4%)
	Adidas-Salomon AG	4,782	949,427
	Allianz AG	40,153	6,232,141
	Altana AG	14,018	833,586
#	AMB Generali Holding AG	5,721	789,019
	BASF AG	54,907	4,470,482
	Bayer AG	67,562	3,033,267
	Bayerische Motoren Werke (BMW) AG	59,234	3,054,588
#	Beiersdorf AG	11,568	1,657,201
#	Celesio AG	9,662	930,957
#	Commerzbank AG	61,546	2,314,549
	Continental AG	12,686	1,389,828
	DaimlerChrysler AG	88,798	4,667,396
# *	Deutsche Bank AG	50,797	5,837,375
	Deutsche Boerse AG	10,138	1,318,992
	Deutsche Lufthansa AG	43,579	761,163
	Deutsche Post AG	142,508	3,849,193
	Deutsche Telekom AG	354,516	5,756,905
	E.ON AG	65,458	7,582,524
#	Fraport AG	9,524	653,709
	Freenet.De AG	2,562	57,048
	Fresenius Medical Care AG	6,632	744,569
	GEA Group AG	14,061	244,919
	Hannover Rueckversicherung AG	12,626	461,587
	Heidelberger Druckmaschinen AG	6,690	304,045
	Henkel KGAA	3,395	351,715
#	Hochtief AG	4,971	290,701
	Hugo Boss AG	808	33,415
	Hypo Real Estate Holding AG	13,182	832,166
*	Infineon Technologies AG	62,295	704,885
#	IVG Immobilien AG	6,805	208,945
	K&S AG	3,513	294,152
# *	KarstadtQuelle AG	10,229	287,092

8

*	Lanxess AG	4,179	168,746
	Linde AG	9,032	749,856
	MAN AG	14,355	1,034,945
*	Merck KGAA	4,005	409,466
	Metro AG	36,404	2,065,588
	Munchener Rueckversicherungs-Gesellschaft AG	19,006	2,569,826
	Puma AG Rudolf Dassler Sport	1,390	510,928
#	Rheinmetall AG	3,270	242,444
	Rhoen-Klinikum AG	5,477	241,587
	RWE AG	800	61,960
	RWE AG (Neu) Series A	44,306	3,789,775
# *	Salzgitter AG	3,169	276,205
	SAP AG	25,996	5,476,284
	Schering AG Acceptance Line	15,983	1,749,446
	Schwarz Pharma AG	2,790	232,638
	Siemens AG	83,409	7,164,090
	Suedzucker AG	20,328	501,858
	ThyssenKrupp AG	44,279	1,519,472
	TUI AG	20,917	425,306
# *	United Internet AG	3,567	200,532
	Volkswagen AG	24,379	1,726,465

TOTAL — GERMANY			92,014,958

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Agricultural Bank of Greece S.A.	11,076	58,123
	Alpha Bank A.E.	36,876	921,716
	Coca-Cola Hellenic Bottling Co. S.A.	16,870	533,143
	Cosmote Mobile Telecommunications S.A.	21,450	486,944
	EFG Eurobank Ergasias S.A.	22,224	632,167
*	Emporiki Bank of Greece S.A.	7,020	218,965
	Hellenic Petroleum S.A.	15,660	207,832
*	Hellenic Telecommunication Organization Co. S.A.	33,920	753,370
	Motor Oil (Hellas) Corinth Refineries S.A.	9,785	286,299
	National Bank of Greece	25,018	1,063,334
	Piraeus Bank S.A.	15,935	473,587
	Public Power Corp.	15,920	390,263
	Titan Cement Co. S.A.	5,140	268,647

TOTAL — GREECE			6,294,390

HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
	ASM Pacific Technology, Ltd.	17,000	87,624
	Bank of East Asia, Ltd.	139,396	529,046
	Cathay Pacific Airways, Ltd.	221,000	363,693
	Chaoda Modern Agriculture (Holdings), Ltd.	88,000	55,467
	Cheung Kong Holdings, Ltd.	151,600	1,636,118
	Cheung Kong Infrastructure Holdings, Ltd.	129,000	380,702
*	China Mengniu Dairy Co., Ltd.	134,000	159,878
	China Merchants Holdings (International) Co., Ltd.	107,015	316,792
	China Netcom Group Corp. (Hong Kong), Ltd.	389,000	613,404
	China Overseas Land & Investment, Ltd.	344,000	200,465

9

	China Resources Land, Ltd.	200,000	103,239
	China Resources Power Holdings Co., Ltd.	176,000	131,165
*	China State Construction International Holdings, Ltd.	1,111	417
	China Travel International Investment Hong Kong, Ltd.	218,000	52,506
	China Unicom, Ltd.	642,000	563,498
#	CITIC International Financial Holdings, Ltd.	84,000	47,459
	Citic Pacific, Ltd.	103,000	305,568
	CLP Holdings, Ltd.	177,400	1,017,055
	CNOOC, Ltd.	2,166,500	1,664,980
	CNPC (Hong Kong), Ltd.	190,000	94,709
	Dah Sing Banking Group, Ltd.	70,720	136,273
	Dah Sing Financial Holdings, Ltd.	12,059	97,867
	Esprit Holdings, Ltd.	87,541	703,793
	First Pacific Co., Ltd.	202,000	82,766
# *	Foxconn International Holdings, Ltd.	314,000	836,444
*	Galaxy Entertainment Group, Ltd.	144,000	150,705
	Giordano International, Ltd.	98,000	50,761
	Global Bio-Chem Technology Group Co., Ltd.	108,000	44,034
	GOME Electrical Appliances Holdings, Ltd.	82,000	62,568
	Great Eagle Holdings, Ltd.	26,000	80,360
	Hang Lung Group, Ltd.	84,000	193,795
	Hang Lung Properties, Ltd.	113,500	199,716
	Hang Seng Bank, Ltd.	131,100	1,646,024
	Henderson Investment, Ltd.	137,000	229,211
	Henderson Land Development Co., Ltd.	117,000	609,196
	Hengan International Group Co., Ltd.	48,000	80,281
	Hong Kong and China Gas Co., Ltd.	353,000	790,425
	Hong Kong and Shanghai Hotels, Ltd.	67,501	78,484
	Hong Kong Electric Holdings, Ltd.	133,707	588,812
	Hopewell Highway Infrastructure, Ltd.	236,000	173,175
	Hopewell Holdings, Ltd.	59,000	160,088
	Hopson Development Holdings, Ltd.	50,000	118,925
*	Hutchison Telecommunications International, Ltd.	106,000	171,593
	Hutchison Whampoa, Ltd.	256,500	2,323,549
	Hysan Development Co., Ltd.	54,745	139,740
	Industrial & Commercial Bank of China (Asia), Ltd.	24,000	34,076
	Johnson Electric Holdings, Ltd.	168,000	118,624
	Kerry Properties, Ltd.	41,952	140,118
	Kingboard Chemical Holdings, Ltd.	44,000	115,163
#	Lenova Group, Ltd.	302,000	91,126
	Li & Fung, Ltd.	176,000	360,490
	Melco International Development, Ltd.	56,000	145,285
	MTR Corp., Ltd.	227,586	547,632
	New World China Land, Ltd.	165,200	71,970
	New World Development Co., Ltd.	159,907	255,951
#	NWS Holdings Ltd.	92,053	162,768
	PCCW, Ltd.	235,265	145,577
	Shanghai Industrial Holdings, Ltd.	39,000	77,124
	Shangri-La Asia, Ltd.	100,913	196,443
	Shun Tak Holdings, Ltd.	80,000	111,308
#	Sino Land Co., Ltd.	188,317	287,482
*	Sinochem Hong Kong Holdings, Ltd.	264,000	101,446
	Sun Hung Kai Properties, Ltd.	135,706	1,402,117
	Swire Pacific, Ltd. Series A	42,500	401,788

10

	Techtronic Industries Co., Ltd.	86,500	125,327
	Television Broadcasts, Ltd.	25,000	143,936
	Texwinca Holdings, Ltd.	34,000	23,353
	Tingyi (Cayman Islands) Holding Corp.	118,000	61,897
	Transport International Holdings, Ltd.	17,600	92,585
	Wharf Holdings, Ltd.	136,542	486,036
	Wheelock and Co., Ltd.	70,000	120,153
	Wheelock Properties, Ltd.	110,000	86,172
	Wing Hang Bank, Ltd.	16,500	147,389
	Wing Lung Bank, Ltd.	8,000	73,170
	Yue Yuen Industrial (Holdings), Ltd.	78,500	214,601

TOTAL — HONG KONG			24,413,477

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C.	83,158	1,998,133
	Anglo Irish Bank Corp. P.L.C.	71,929	1,119,506
	Bank of Ireland P.L.C.	92,665	1,683,111
	CRH P.L.C.	50,877	1,716,109
	Eircom Group P.L.C.	55,432	152,053
*	Elan Corp. P.L.C.	38,336	723,019
	Grafton Group P.L.C.	10,579	139,750
	Independent News & Media P.L.C.	77,963	231,990
	Irish Life & Permanent P.L.C.	24,811	598,182
	Kerry Group P.L.C.	22,953	515,237
	Kingspan Group P.L.C.	11,888	212,804
*	Ryanair Holdings P.L.C.	16,760	143,442

TOTAL — IRELAND			9,233,336

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
#	ACEA SpA	7,694	102,383
#	AEM SpA	102,681	234,999
#	Alleanza Assicurazioni SpA	52,431	608,609
#	ASM SpA	74,248	264,092
#	Assicurazioni Generali SpA, Trieste	95,043	3,459,595
#	Autogrill SpA, Novara	14,752	230,792
#	Autostrade SpA	40,846	1,186,828
#	Banca CR Firenze	110,405	313,246
#	Banca Fideuram SpA	70,232	384,094
#	Banca Intesa SpA	426,301	2,475,634
	Banca Monte Dei Paschi di Siena SpA	176,149	1,027,123
#	Banca Popolare di Milano Scarl	41,017	513,456
# *	Banca Popolare Italiana	43,662	432,592
#	Banche Popolari Unite Scpa	31,975	795,870
#	Banco Popolare di Verona e Novara SpA	33,593	919,664
#	Benetton Group SpA	5,718	85,205
#	Bulgari SpA	16,639	188,239
#	Buzzi Unicem SpA	5,787	133,173
#	Capitalia SpA	155,959	1,291,564
#	CIR SpA (Cie Industriale Riunite), Torino	34,312	99,371
#	Compagnia Assicuratrice Unipol SpA	84,333	259,178

11

#	Credito Bergamasco SpA	854	29,761
#	Credito Emiliano SpA	25,277	322,548
#	Davide Campari - Milano SpA	26,746	253,012
#	Enel SpA	461,796	4,116,815
#	Eni SpA	278,540	8,398,879
#	ERG SpA	4,499	111,748
*	Fastweb	6,895	340,610
# *	Fiat SpA	59,319	795,552
#	Finmeccanica SpA	19,250	442,992
#	Fondiaria - Sai SpA	7,144	279,332
#	Gruppo Editoriale L’Espresso SpA	21,573	108,580
#	Hera SpA	36,487	118,392
#	Italcementi SpA	8,940	217,212
#	Italmobiliare SpA	449	37,989
	Lottomatica SpA	2,664	98,854
#	Luxottica Group SpA	40,566	1,104,536
#	Mediaset SpA	83,030	963,395
	Mediobanca SpA	34,000	685,286
#	Mediolanum SpA	44,701	315,360
#	Milano Assicurazioni SpA	14,260	108,486
#	Mondadori (Arnoldo) Editore SpA	13,860	125,942
#	Pirelli & C.Real Estate SpA	1,079	73,886
#	Pirelli & Co. SpA	65,946	63,134
#	Saipem SpA	24,958	586,596
#	SanPaolo IMI SpA	107,452	1,919,433
#	Seat Pagine Gialle SpA	429,123	188,132
#	Snam Rete Gas SpA	142,784	628,223
#	Societe Cattolica di Assicurazoni Scarl SpA	4,390	233,393
#	Telecom Italia Media SpA	107,998	45,952
#	Telecom Italia SpA	873,104	2,446,896
#	UniCredito Italiano SpA	827,045	6,303,622
	Unicredito Italiano SpA	329,159	2,511,993
TOTAL COMMON STOCKS			48,982,248

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	32,928

RIGHTS/WARRANTS — (0.0%)
*	Lottomatica SpA Rights 06/08/06	2,664	6,896

TOTAL — ITALY			49,022,072

JAPAN — (20.5%)
COMMON STOCKS — (20.5%)
	Acom Co., Ltd.	7,500	444,118
	Adeka Corp.	8,000	112,670
	Aderans Co., Ltd.	3,200	88,817
	Advantest Corp.	7,370	753,896
	AEON Co., Ltd.	73,100	1,565,529
	Aeon Credit Service, Ltd.	8,100	215,117
	Aeon Mall Co., Ltd.	5,600	249,978
#	Aichi Steel Corp.	10,000	73,570

12

	Aiful Corp.	9,900	547,584
	Aioi Insurance Co., Ltd.	63,000	430,415
	Air Water, Inc.	9,000	96,944
	Aisin Seiki Co., Ltd.	25,600	880,554
	Ajinomoto Co., Inc.	56,000	662,776
	Alfresa Holdings Corp.	2,400	151,558
	All Nippon Airways Co., Ltd.	190,000	704,176
	Alpine Electronics, Inc.	2,500	35,802
	Alps Electric Co., Ltd.	17,000	223,162
	Amada Co., Ltd.	31,000	316,249
	Amano Corp.	5,000	78,495
	AOC Holdings, Inc.	3,600	63,113
	Aoyama Trading Co., Ltd.	5,500	175,950
	Asahi Breweries, Ltd.	35,700	525,171
	Asahi Glass Co., Ltd.	110,000	1,464,214
	Asahi Kasei Corp.	131,000	843,417
	Asatsu-Dk, Inc.	2,600	88,882
*	Ashikaga Financial Group, Inc.	41,000	0
	Asics Corp.	16,000	173,639
	Astellas Pharma, Inc.	61,255	2,404,374
	Autobacs Seven Co., Ltd.	2,500	108,516
	Bank of Yokohama, Ltd.	135,000	964,431
	Benesse Corp.	7,700	282,626
	Bosch Corp.	30,000	155,227
	Bridgestone Corp.	75,000	1,539,517
	Brother Industries, Ltd.	25,000	245,470
	Calsonic Kansei Corp.	15,000	106,830
	Canon Marketing Japan, Inc.	7,000	149,016
	Canon, Inc.	85,000	5,950,194
	Casio Computer Co., Ltd.	18,000	307,885
	Central Glass Co., Ltd.	14,000	82,559
	Central Japan Railway Co.	254	2,535,196
	Chiyoda Corp.	13,000	256,252
	Chubu Electric Power Co., Ltd.	67,100	1,848,939
	Chudenko Corp.	2,700	45,181
	Chugai Pharmaceutical Co., Ltd.	54,600	1,178,515
	Circle K Sunkus Co., Ltd.	5,100	117,451
	Citizen Watch Co., Ltd.	38,000	351,630
	CMK Corp.	3,000	46,131
	Coca-Cola West Japan Co., Ltd.	4,600	107,411
	Comsys Holdings Corp.	11,000	129,972
	Cosmo Oil Co., Ltd.	49,000	237,005
	Credit Saison Co., Ltd.	14,900	749,725
	CSK Holdings Corp.	6,100	287,304
#	Culture Convenience Club Co., Ltd.	12,000	146,909
	Dai Nippon Printing Co., Ltd.	71,000	1,172,507
	Dai Nippon Screen Mfg. Co., Ltd.	19,000	187,265
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	252,091
	Daicel Chemical Industries, Ltd.	28,000	217,723
	Daido Steel Co., Ltd.	37,000	308,449
	Daifuku Co., Ltd.	6,000	94,104
	Daihatsu Motor Co., Ltd.	28,000	270,539
	Daiichi Sankyo Co, Ltd.	53,546	1,463,490
	Daikin Industries, Ltd.	25,000	821,263

13

*	Daikyo, Inc.	13,000	60,272
	Daimaru, Inc.	21,000	283,437
	Dainippon Ink & Chemicals, Inc.	56,000	214,539
#	Daio Paper Corp.	8,000	80,947
	Daito Trust Construction Co., Ltd.	9,800	535,395
	Daiwa House Industry Co., Ltd.	43,000	680,291
	Daiwa Securities Co., Ltd.	143,000	1,775,317
	Denki Kagaku Kogyo KK	38,000	170,900
	Denso Corp.	78,000	2,727,119
	Dentsu, Inc.	242	705,392
#	Diamond City Co., Ltd.	2,300	92,095
	Disco Corp.	1,700	97,705
	Don Quijote Co., Ltd.	1,400	103,000
	Dowa Mining Co., Ltd.	24,000	216,416
	East Japan Railway Co.	354	2,533,395
	Ebara Corp.	27,000	122,857
	Edion Corp.	5,000	108,488
	Eisai Co., Ltd.	27,200	1,239,068
	Exedy Corp.	3,000	101,319
	Ezaki Glico Co., Ltd.	10,000	103,938
	FamilyMart Co., Ltd.	6,000	171,745
#	Fancl Corp.	5,100	87,655
	Fanuc, Ltd.	20,800	1,855,577
	Fast Retailing Co., Ltd.	10,200	894,465
	Fuji Electric Holdings Co., Ltd.	49,000	262,378
	Fuji Heavy Industries, Ltd.	50,000	297,119
	Fuji Photo Film Co., Ltd.	58,000	1,901,555
	Fuji Soft ABC, Inc.	2,600	84,461
	Fujikura, Ltd.	39,000	440,771
	Fujitsu, Ltd.	209,440	1,553,623
#	Fukuyama Transporting Co., Ltd.	11,000	41,397
	Funai Electric Co., Ltd.	2,500	247,816
	Furukawa Electric Co., Ltd.	30,000	192,285
#	Futaba Industrial Co., Ltd.	4,400	107,594
	Gigas K’s Denki Corp.	5,280	151,071
	Glory, Ltd.	6,200	126,679
	GMO Internet, Inc.	2,000	27,428
	Goldcrest Co., Ltd.	1,600	88,147
	Gulliver International Co., Ltd.	340	38,915
	Gunze, Ltd.	19,000	113,604
#	Hamamatsu Photonics K.K.	4,000	130,844
	Hankyu Department Stores, Inc.	13,000	111,298
#	Hankyu Holdings, Inc.	106,000	554,523
#	Hanshin Electric Railway Co., Ltd.	35,000	295,098
*	Haseko Corp.	56,000	194,597
	Heiwa Corp.	6,700	95,264
	Hikari Tsushin, Inc.	3,800	212,497
	Hino Motors, Ltd.	53,000	309,374
	Hirose Electric Co., Ltd.	3,700	479,376
	Hisamitsu Pharmaceutical Co., Inc.	5,000	156,089
	Hitachi Cable, Ltd.	18,000	84,503
	Hitachi Chemical Co., Ltd.	17,700	481,921
	Hitachi Construction Machinery Co., Ltd.	12,000	292,184
	Hitachi High-Technologies Corp.	12,700	366,104

14

	Hitachi Koki Co., Ltd.	6,000	94,076
	Hitachi Kokusai Electric, Inc.	12,000	143,965
	Hitachi Maxell, Ltd.	3,700	50,024
	Hitachi Metals, Ltd.	25,000	255,857
#	Hitachi Software Engineering Co., Ltd.	3,000	50,052
	Hitachi Transport System, Ltd.	3,000	29,364
	Hitachi, Ltd.	359,000	2,437,642
	Hokkaido Electric Power Co., Inc.	21,100	495,693
	Hokkoku Bank, Ltd.	22,000	100,220
	Hokuhoku Financial Group, Inc.	133,000	561,112
	Hokuriku Electric Power Co., Inc.	15,400	357,769
	Honda Motor Co., Ltd.	83,800	5,525,718
#	House Foods Corp.	5,600	88,598
	Hoya Corp.	46,400	1,778,645
	Ibiden Co., Ltd.	13,600	686,035
*	INPEX Holdings, Inc.	23	203,899
	Isetan Co., Ltd.	22,900	418,202
#	Ishikawajima-Harima Heavy Industries Co., Ltd.	98,000	315,302
#	Isuzu Motors, Ltd.	67,000	234,514
	ITO EN, Ltd.	5,600	182,767
	Itochu Corp.	160,000	1,362,700
	Itochu Techno-Science Corp.	4,200	194,282
#	Izumi Co., Ltd.	2,500	90,877
# *	Japan Airlines System Corp.	252,000	668,703
	Japan Aviation Electronics Industry, Ltd.	6,000	87,259
#	Japan Petroleum Exploration Co., Ltd.	6,000	408,138
	JFE Holdings, Inc.	62,800	2,713,350
	JFE Shoji Holdings, Inc.	15,000	75,904
	JGC Corp.	23,000	343,942
	Joint Corp.	5,200	158,419
	JS Group Corp.	28,740	606,278
	JSR Corp., Tokyo	18,500	487,546
	JTEKT Corp.	19,560	389,787
	Juroku Bank, Ltd.	27,000	160,885
	Kajima Corp.	106,000	521,921
	Kamigumi Co., Ltd.	21,000	171,071
	Kandenko Co., Ltd.	8,000	62,486
	Kaneka Corp.	37,000	358,921
	Kansai Electric Power Co., Inc.	86,200	2,054,074
	Kansai Paint Co., Ltd.	20,000	179,185
	Kao Corp.	59,000	1,472,053
	Katokichi Co., Ltd.	9,300	82,454
	Kawasaki Heavy Industries, Ltd.	158,000	530,881
#	Kawasaki Kisen Kaisha, Ltd.	44,000	275,875
#	KDDI Corp.	344	2,158,112
	Keihin Corp.	4,100	91,541
#	Keihin Electric Express Railway Co., Ltd.	42,000	329,819
	Keio Corp.	53,000	349,621
	Keisei Electric Railway Co., Ltd.	23,000	136,178
	Keyence Corp.	3,520	906,575
#	Kikkoman Corp.	12,000	152,676
	Kinden Corp.	14,000	126,152
#	Kintetsu Corp.	181,280	647,144
	Kirin Beverage Corp.	2,000	59,351

15

	Kirin Brewery Co., Ltd.	91,000	1,456,737
	Kissei Pharmaceutical Co., Ltd.	4,000	73,211
	Kobayashi Pharmaceutical Co., Ltd.	2,700	112,230
	Kobe Steel, Ltd.	284,000	942,062
#	Koei Co., Ltd.	3,640	67,966
	Koito Manufacturing Co., Ltd.	7,000	109,959
	Kokuyo Co., Ltd.	8,000	141,115
	Komatsu, Ltd.	100,000	2,016,148
	Komeri Co., Ltd.	4,000	138,738
	Komori Corp.	6,000	125,040
	Konami Co., Ltd.	8,600	201,033
*	Konica Minolta Holdings, Inc.	40,000	483,047
	Kose Corp.	3,690	123,794
	Kubota Corp.	112,000	1,045,126
	Kuraray Co., Ltd.	44,000	531,663
	Kurita Water Industries, Ltd.	10,300	216,894
	Kyocera Corp.	18,300	1,528,724
	KYORIN Co., Ltd.	6,000	70,745
	Kyowa Exeo Corp.	5,000	64,059
	Kyowa Hakko Kogyo Co., Ltd.	28,000	191,856
	Kyushu Electric Power Co., Inc.	43,500	1,010,761
	Lawson Inc.	8,100	295,250
	Leopalace21 Corp.	11,000	332,066
	Lintec Corp.	4,000	106,173
#	Lion Corp.	19,000	123,186
#	Mabuchi Motor Co., Ltd.	3,400	200,368
	Maeda Corp.	13,000	74,239
	Makita Corp.	10,000	312,087
	Marubeni Corp.	142,000	772,725
	Marui Co., Ltd.	28,100	487,996
	Maruichi Steel Tube, Ltd.	6,000	134,459
#	Matsui Securities Co., Ltd.	9,700	107,019
	Matsumotokiyoshi Co., Ltd.	4,100	103,814
	Matsushita Electric Industrial Co., Ltd.	235,188	5,117,524
	Matsushita Electric Works, Ltd.	79,000	915,970
#	Matsuzakaya Co., Ltd.	14,000	104,449
	Mazda Motor Corp.	89,000	538,338
	Mediceo Paltac Holdings Co., Ltd.	15,400	295,045
	Meiji Dairies Corp.	21,000	146,894
#	Meiji Seika Kaisha, Ltd. Tokyo	28,000	136,445
	Meitec Corp.	3,400	107,451
	Millea Holdings, Inc.	166	2,938,068
	Minebea Co., Ltd.	31,000	184,652
	Miraca Holdings, Inc.	4,500	119,631
*	Misawa Homes Holdings, Inc.	3,000	126,326
	MISUMI Group, Inc.	5,600	108,751
	Mitsubishi Chemical Holdings Corp.	146,990	972,573
	Mitsubishi Corp.	136,500	2,900,648
	Mitsubishi Electric Corp.	207,000	1,692,463
	Mitsubishi Estate Co., Ltd.	126,000	2,481,010
	Mitsubishi Gas Chemical Co., Inc.	46,000	564,898
	Mitsubishi Heavy Industries, Ltd.	343,000	1,525,333
	Mitsubishi Logistics Corp.	10,000	151,581
	Mitsubishi Materials Corp.	110,000	495,434

16

# *	Mitsubishi Motors Corp.	354,000	695,540
	Mitsubishi Rayon Co., Ltd.	66,000	576,113
	Mitsubishi UFJ Financial Group, Inc.	854	11,740,617
	Mitsubishi UFJ Securities Co., Ltd.	66,120	933,185
	Mitsui & Co., Ltd.	161,000	2,283,623
	Mitsui Chemicals, Inc.	76,000	537,174
	Mitsui Engineering and Shipbuilding Co., Ltd.	63,000	187,088
	Mitsui Fudosan Co., Ltd.	41,000	842,373
	Mitsui Mining and Smelting Co., Ltd.	60,000	389,558
	Mitsui O.S.K. Lines, Ltd.	107,000	754,686
	Mitsui Sumitoma Insurance Co., Ltd.	136,790	1,682,697
	Mitsui Trust Holdings, Inc.	63,000	758,728
	Mitsukoshi, Ltd.	35,000	181,275
	Mizuho Financial Group, Inc.	1,077	8,760,161
#	Mizuho Investors Securities Co., Ltd.	86,000	245,867
#	Mizuho Trust & Banking Co., Ltd.	667,000	1,807,021
#	Modec, Inc.	1,900	43,500
	Mori Seiki Co., Ltd.	6,400	136,363
	Murata Manufacturing Co., Ltd.	22,700	1,488,597
	Musashino Bank, Ltd.	2,400	136,677
	Nabtesco Corp.	13,000	145,729
	Nachi-Fujikoshi Corp.	15,000	84,594
	Nagase & Co., Ltd.	10,000	141,777
	Nagoya Railroad Co., Ltd.	70,000	235,743
	Namco Bandai Holdings, Inc.	25,900	378,799
	NEC Corp.	202,000	1,217,501
#	NEC Fielding, Ltd.	2,700	36,036
#	NEOMAX Co., Ltd.	5,000	106,061
	Net One Systems Co., Ltd.	46	92,360
	NGK Insulators, Ltd.	33,000	393,044
	NGK Spark Plug Co., Ltd.	14,000	280,775
	NHK Spring Co., Ltd.	14,000	162,595
	Nichicon Corp.	5,600	70,305
	Nichirei Corp.	20,000	108,587
	Nidec Corp.	11,000	829,412
	Nidec Sankyo Corp.	11,000	147,017
	Nihon Unisys, Ltd.	4,900	76,790
	Nikko Cordial Corp.	94,000	1,387,007
	Nikon Corp.	24,000	466,087
	Nintendo Co., Ltd.	11,500	1,958,586
	Nippon Electric Glass Co., Ltd.	25,000	550,455
	Nippon Express Co., Ltd.	95,000	478,185
#	Nippon Kayaku Co., Ltd.	13,000	111,062
	Nippon Light Metal Co., Ltd.	44,000	117,993
	Nippon Meat Packers, Inc.	17,000	214,595
	Nippon Mining Holdings, Inc.	81,500	716,570
	Nippon Mitsubishi Oil Corp.	140,000	1,028,032
	Nippon Paper Group, Inc.	90	371,836
	Nippon Seiki Co., Ltd.	2,000	40,337
#	Nippon Sheet Glass Co., Ltd.	39,000	204,369
	Nippon Shokubai Co., Ltd.	12,000	150,413
	Nippon Steel Corp.	689,000	2,587,658
	Nippon Suisan Kaisha, Ltd.	11,000	55,555
	Nippon Telegraph & Telephone Corp.	2,177	10,774,283

17

	Nippon Yusen KK	112,000	726,836
	Nipponkoa Insurance Co., Ltd.	88,000	769,412
	Nishimatsu Construction Co., Ltd.	23,000	91,661
	Nishimatsuya Chain Co., Ltd.	4,200	78,418
	Nishi-Nippon Bank, Ltd.	45,000	209,559
	Nishi-Nippon Railroad Co., Ltd.	26,000	95,721
	Nissan Chemical Industries, Ltd.	15,000	206,752
	Nissan Diesel Motor Co., Ltd.	31,000	153,978
	Nissan Motor Co., Ltd.	437,600	5,297,216
	Nissan Shatai Co., Ltd.	7,000	47,190
	Nissay Dowa General Insurance Co., Ltd.	29,000	181,942
	Nissha Printing Co., Ltd.	6,000	235,267
	Nisshin Seifun Group, Inc.	16,500	178,437
	Nisshin Steel Co., Ltd.	73,000	245,718
	Nisshinbo Industries, Inc.	13,000	138,932
	Nissin Food Products Co., Ltd.	8,400	294,464
	Nitto Denko Corp.	19,400	1,497,390
	NOK Corp.	15,000	460,053
	Nomura Research Institute, Ltd.	3,900	463,349
	Nomura Securities Co., Ltd.	200,000	3,938,193
	NS Solutions Corp.	3,900	91,369
	NSK, Ltd.	54,000	457,814
	NTN Corp.	36,000	286,725
	NTT Data Corp.	303	1,289,551
	NTT DoCoMo, Inc.	6,017	9,782,075
	Obayashi Corp.	60,000	425,781
	Obic Co., Ltd.	600	123,910
	Odakyu Electric Railway Co., Ltd.	61,000	366,949
	Oji Paper Co., Ltd.	98,000	549,315
	Okasan Holdings, Inc.	13,000	140,341
#	Oki Electric Industry Co., Ltd.	44,000	110,121
	Okuma Corp.	10,000	119,294
	Okumura Corp.	16,000	89,159
	Olympus Corp.	19,000	519,341
	OMC Card, Inc.	8,000	123,490
	Omron Corp.	19,600	530,787
	Ono Pharmaceutical Co., Ltd.	9,600	469,258
	Onward Kashiyama Co., Ltd.	12,000	176,911
#	Oracle Corp. Japan	17,500	780,054
	Orient Corp.	31,000	108,236
	Oriental Land Co., Ltd.	9,400	547,526
	Orix Corp.	4,260	1,231,178
	Osaka Gas Co., Ltd.	215,000	751,902
	OSG Corp.	6,000	113,186
	Otsuka Corp.	1,900	231,221
#	Paris Miki, Inc.	1,900	41,324
#	Park24 Co., Ltd.	6,400	215,903
	Pioneer Electronic Corp.	13,200	219,343
	Promise Co., Ltd.	6,500	389,681
	Q.P. Corp.	8,900	83,685
	Rengo Co., Ltd.	17,000	136,917
	Resona Holdings, Inc.	1,412	4,275,515
	Resorttrust, Inc.	3,000	83,331
	Ricoh Co., Ltd., Tokyo	75,000	1,469,468

18

#	Right On Co., Ltd.	1,600	63,759
	Rinnai Corp.	3,000	89,174
	Rohm Co., Ltd.	11,400	1,054,974
	Round One Corp.	32	135,021
	Ryohin Keikaku Co., Ltd.	2,000	172,178
#	Ryoshoku, Ltd.	2,600	73,002
	Sagami Railway Co., Ltd.	27,000	93,152
#	Sanken Electric Co., Ltd.	8,000	117,142
	Sankyo Co., Ltd.	8,700	573,278
#	Sankyu, Inc., Tokyo	26,000	139,823
#	Sanrio Co., Ltd.	8,600	113,887
	Santen Pharmaceutical Co., Ltd.	5,300	132,693
	Sanwa Shutter Corp.	15,000	95,877
# *	Sanyo Electric Co., Ltd.	154,000	370,153
	Sanyo Special Steel Co., Ltd.	16,000	146,000
	Sapporo Hokuyo Holdings, Inc.	28	332,392
	Sapporo Holdings, Ltd.	19,000	93,167
	Secom Co., Ltd.	22,000	1,111,656
	Sega Sammy Holdings, Inc.	14,048	561,266
	Seiko Epson Corp.	10,400	279,519
	Seino Holdings Co., Ltd.	14,000	146,950
# *	Seiyu, Ltd.	28,000	58,183
	Sekisui Chemical Co., Ltd.	56,000	476,713
	Sekisui House, Ltd.	50,000	705,503
	Seven & I Holdings Co., Ltd.	128,200	4,440,742
	SFCG Co., Ltd.	870	190,421
	Sharp Corp., Osaka	101,000	1,686,169
	Shiga Bank, Ltd.	19,000	128,082
	Shikoku Bank, Ltd.	14,000	69,383
	Shikoku Electric Power Co., Inc.	20,100	438,384
	Shimachu Co., Ltd.	4,600	127,842
	Shimadzu Corp.	21,000	142,790
	Shimamura Co., Ltd.	2,400	289,654
	Shimano, Inc.	7,700	234,060
	Shimizu Corp.	74,000	429,631
	Shin-Etsu Chemical Co., Ltd.	40,900	2,303,212
	Shinko Electric Industries Co., Ltd.	6,000	158,530
	Shinko Securities Co., Ltd.	47,000	227,080
	Shinsei Bank, Ltd.	112,000	746,239
	Shionogi & Co., Ltd.	35,000	632,011
	Shiseido Co., Ltd.	43,000	768,703
	Shizuoka Bank, Ltd.	70,000	736,414
	Showa Corp.	4,300	79,858
	Showa Denko KK	126,000	539,838
	Showa Shell Sekiyu KK	35,100	416,881
#	Skylark Co., Ltd.	6,500	126,988
	SMBC Friend Securities Co., Ltd.	21,500	176,214
	SMC Corp.	5,800	810,809
#	Softbank Corp.	85,800	2,096,835
	Sohgo Security Services Co.,Ltd.	6,200	105,051
# *	Sojitz Corp.	28,900	129,157
	Sompo Japan Insurance, Inc.	95,000	1,212,956
	Sony Corp.	106,300	4,797,786
	Square Enix Co., Ltd.	9,500	201,897

19

	Stanley Electric Co., Ltd.	19,300	418,707
#	Sumisho Computer Systems Corp.	1,600	29,128
	Sumisho Lease Co., Ltd.	2,800	161,221
	Sumitomo Bakelite Co., Ltd.	16,000	150,658
	Sumitomo Chemical Co., Ltd.	160,000	1,379,395
	Sumitomo Corp.	120,000	1,568,864
	Sumitomo Electric Industries, Ltd.	81,000	1,164,701
	Sumitomo Forestry Co., Ltd.	11,000	113,746
	Sumitomo Heavy Industries, Ltd.	57,000	538,546
	Sumitomo Metal Industries, Ltd., Osaka	453,000	2,031,164
	Sumitomo Metal Mining Co., Ltd.	58,000	762,367
	Sumitomo Mitsui Financial Group, Inc.	631	6,453,568
	Sumitomo Osaka Cement Co., Ltd.	35,000	116,072
	Sumitomo Real Estate Sales Co., Ltd.	1,800	133,099
	Sumitomo Realty & Development Co., Ltd.	40,000	971,054
	Sumitomo Rubber Industries, Ltd.	16,000	202,165
	Sumitomo Titanium Corp.	1,800	312,511
	Sumitomo Trust & Banking Co., Ltd.	152,000	1,462,415
#	Sumitomo Warehouse Co., Ltd.	11,000	76,985
	Sundrug Co., Ltd.	3,000	76,964
	Suruga Bank, Ltd.	18,000	252,595
	Suzuken Co., Ltd.	6,980	288,282
	Suzuki Motor Corp.	46,500	1,082,833
	Sysmex Corp.	2,600	107,488
	T&D Holdings, Inc.	25,900	1,811,250
	Taiheiyo Cement Corp.	80,000	336,766
	Taisei Corp.	116,000	442,040
	Taisho Pharmaceutical Co., Ltd.	30,000	551,709
	Taiyo Nippon Sanso Corp.	22,000	178,023
	Taiyo Yuden Co., Ltd.	10,000	132,239
#	Takara Holdings, Inc.	14,000	84,159
	Takashimaya Co., Ltd.	34,000	456,095
	Takeda Pharmaceutical Co., Ltd.	99,600	6,452,419
	Takefuji Corp.	10,350	647,890
	Tanabe Seiyaku Co., Ltd.	20,000	244,281
	TDK Corp.	12,800	1,040,866
	Teijin, Ltd.	90,000	640,426
	Terumo Corp.	19,200	683,974
	The 77 Bank, Ltd.	29,000	215,505
	The Aichi Bank, Ltd.	700	76,250
	The Awa Bank, Ltd.	18,000	114,469
	The Bank of Ikeda, Ltd.	1,100	53,911
	The Bank of Iwate, Ltd.	1,500	94,454
	The Bank of Kyoto, Ltd.	33,000	341,052
	The Bank of Nagoya, Ltd.	15,000	102,918
	The Chiba Bank, Ltd.	77,000	696,078
	The Chugoku Bank, Ltd.	17,000	248,289
	The Chugoku Electric Power Co., Ltd.	33,600	719,460
*	The Daiei, Inc.	3,500	79,554
	The Daishi Bank, Ltd.	28,000	132,358
	The Fuji Fire & Marine Insurance Co., Ltd.	18,000	75,607
	The Fukuoka Bank, Ltd.	72,000	526,194
	The Goodwill Group, Inc.	78	63,421
	The Gunma Bank, Ltd.	35,000	262,915

20

	The Hachijuni Bank, Ltd.	42,000	332,939
	The Higo Bank, Ltd.	18,000	135,415
	The Hiroshima Bank, Ltd.	48,000	287,220
	The Hyakugo Bank, Ltd.	19,000	128,263
	The Hyakujishi Bank, Ltd.	23,000	159,727
	The Iyo Bank, Ltd.	21,000	209,484
	The Japan Steel Works, Ltd.	26,000	180,372
	The Joyo Bank, Ltd.	66,000	388,786
	The Kagoshima Bank, Ltd.	13,000	101,213
	The Keiyo Bank, Ltd.	21,000	138,474
	The Minato Bank, Ltd.	10,000	26,585
	The Nanto Bank, Ltd.	20,000	113,172
	The Nisshin Oillio Group, Ltd.	10,000	74,375
	The Ogaki Kyoritsu Bank, Ltd.	18,000	89,298
	The Oita Bank, Ltd.	9,000	70,202
	The San-in Godo Bank, Ltd.	14,000	135,335
	THK Co., Ltd.	8,400	258,277
	TIS, Inc.	3,700	97,739
	Toagosei Co., Ltd.	15,000	61,795
#	Tobu Railway Co., Ltd.	77,000	356,963
	Toda Corp.	19,000	88,153
	Toho Bank, Ltd.	14,000	67,462
	Toho Co., Ltd.	12,800	227,821
	Toho Gas Co., Ltd.	43,000	184,764
#	Toho Titanium Co., Ltd.	4,000	252,834
	Tohuku Electric Power Co., Inc.	49,900	1,155,419
	Tokai Rika Co., Ltd.	8,000	202,795
	Tokai Rubber Industries, Ltd.	6,000	97,889
	Tokai Tokyo Securities Co., Ltd.	20,000	129,772
	Tokuyama Corp.	20,000	303,379
	Tokyo Electric Power Co., Ltd	128,800	3,538,506
	Tokyo Electron, Ltd.	17,700	1,257,857
	Tokyo Gas Co., Ltd.	253,000	1,264,515
	Tokyo Leasing Co., Ltd.	2,000	31,766
	Tokyo Seimitsu Co., Ltd.	2,900	160,386
	Tokyo Steel Manufacturing Co., Ltd.	10,100	225,004
	Tokyo Style Co., Ltd.	7,000	88,056
	Tokyo Tatemono Co., Ltd.	31,000	330,141
	Tokyo Tomin Bank, Ltd.	3,000	121,342
# *	Tokyu Construction Co., Ltd.	61,900	90,701
	Tokyu Corp.	103,000	676,270
	Tokyu Land Corp.	47,000	354,996
#	TonenGeneral Sekiyu KK	27,000	284,240
	Topcon Corp.	6,000	127,717
	Toppan Forms Co., Ltd.	3,500	49,079
	Toppan Printing Co., Ltd.	68,000	854,162
	Toray Industries, Inc.	149,000	1,321,317
	Toshiba Corp.	324,000	2,186,371
	Toshiba Machine Co., Ltd.	9,000	101,865
	Toshiba TEC Corp.	11,000	52,625
	Tosoh Corp.	43,000	185,999
	TOTO, Ltd.	25,000	252,290
# *	Toyama Chemicals Co., Ltd.	24,000	231,732
	Toyo Ink Manufacturing Co., Ltd.	13,000	59,068

21

	Toyo Seikan Kaisha, Ltd.	15,300	283,489
	Toyo Suisan Kaisha, Ltd.	7,000	116,071
	Toyo Tire & Rubber Co., Ltd.	13,000	59,268
	Toyobo Co., Ltd.	52,000	148,583
	Toyoda Gosei Co., Ltd.	10,100	239,183
	Toyota Auto Body Co., Ltd.	7,500	134,567
	Toyota Industries Corp.	15,300	621,580
	Toyota Motor Credit Corp.	323,900	17,332,354
	Toyota Tsusho Corp.	21,381	518,740
#	Trans Cosmos, Inc.	2,000	42,129
	Trend Micro, Inc.	9,500	329,300
	Tsubakimoto Chain Co.	12,000	85,739
	Tsumura & Co.	9,000	268,894
	TV Asahi Corp.	65	155,953
	Ube Industries, Ltd.	74,000	228,154
	UFJ Central Leasing Co., Ltd.	2,000	114,368
	UFJ NICOS Co., Ltd.	67,000	563,276
*	Ulvac, Inc.	4,000	172,180
	Uni-Charm Corp.	4,600	255,583
#	Uniden Corp.	5,000	59,672
	UNY Co., Ltd.	22,000	345,353
#	Urban Corp.	10,000	121,693
	Ushio, Inc.	9,000	191,727
	USS Co., Ltd.	2,090	144,523
	Victor Co. of Japan, Ltd.	16,000	83,231
	Wacoal Corp.	10,000	147,829
	West Japan Railway Co.	182	773,065
	Xebio Co., Ltd.	2,550	91,037
	Yahoo! Japan Corp.	6,000	3,179,295
	Yakult Honsha Co., Ltd.	12,000	290,037
	Yamada Denki Co., Ltd.	6,700	695,336
	Yamaguchi Bank, Ltd.	15,000	228,357
	Yamaha Corp.	16,100	330,839
	Yamaha Motor Co., Ltd.	21,000	564,327
	Yamanashi Chuo Bank, Ltd.	14,000	102,950
	Yamatake Corp.	5,200	132,773
	Yamato Kogyo Co., Ltd.	8,000	177,224
	Yamato Transport Co., Ltd.	39,000	660,617
	Yamazaki Baking Co., Ltd.	12,000	100,942
	Yaskawa Electric Corp.	17,000	185,727
	Yodogawa Steel Works, Ltd.	13,000	75,412
	Yokogawa Electric Corp.	27,000	391,031
	Yokohama Rubber Co., Ltd.	26,000	121,555
	York-Benimaru Co., Ltd.	2,700	82,360
#	Yoshinoya D&C Co., Ltd.	35	68,055
#	Zenrin Co., Ltd.	2,800	60,795
#	Zensho Co., Ltd.	7,000	196,785
	Zeon Corp.	15,000	202,587

TOTAL — JAPAN			350,091,519

NETHERLANDS — (3.4%)
COMMON STOCKS — (3.4%)
	ABN AMRO Holding NV	189,858	5,245,060

22

	Aegon NV	150,762	2,514,532
	Akzo Nobel NV	26,573	1,437,232
*	ASML Holding NV	46,730	947,454
	Buhrmann NV	11,136	172,975
	Heineken Holding NV	40,723	1,418,879
	Heineken NV	77,252	3,088,388
	Hunter Douglas NV	5,232	371,055
	ING Groep NV	219,463	8,597,329
*	Koninklijke Ahold NV	152,842	1,248,158
	Koninklijke Bam Groep NV	10,015	213,692
	Koninklijke DSM NV	22,244	943,843
	Koninklijke KPN NV	241,808	2,777,153
	Koninklijke Philips Electronics NV	138,607	4,375,378
#	Mittal Steel Co. NV	21,802	719,391
	Randstad Holdings NV	20,298	1,249,307
	Reed Elsevier NV	67,133	977,979
#	Royal Dutch Shell P.L.C. Series A	419,075	13,889,321
	Royal Numico NV	15,794	701,592
	SBM Offshore NV	3,395	365,135
	TNT NV	57,222	2,106,425
#	Unilever NV	180,129	4,080,098
	Vedior NV	15,338	329,162
	Wolters Kluwer NV	27,979	660,999
TOTAL COMMON STOCKS			58,430,537

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Coupons	419,075	0
*	Royal Numico NV Coupons	15,794	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — NETHERLANDS			58,430,537

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	30,152	23,801
	Auckland International Airport, Ltd.	95,556	126,846
	Contact Energy, Ltd.	47,343	234,444
	Fisher & Paykel Apppliances Holdings, Ltd.	22,478	62,802
	Fisher & Paykel Healthcare Corp.	43,389	124,614
	Fletcher Building, Ltd.	43,084	249,635
	New Zealand Refining Co., Ltd.	15,823	67,464
	Sky City Entertainment Group, Ltd.	39,100	132,676
	Sky Network Television, Ltd.	35,044	124,008
#	Telecom Corporation of New Zealand, Ltd.	197,247	571,148
	Trustpower, Ltd.	21,162	91,451
	Warehouse Group, Ltd.	14,200	34,936

TOTAL — NEW ZEALAND			1,843,825

NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
	Aker Kvaerner OGEP ASA	467	47,608
#	Det Norske Oljeselskap ASA	17,000	160,861

23

	DNB Nor ASA Series A	69,400	892,793
*	Fred Olsen Energy ASA	2,500	112,444
#	Norsk Hydro ASA	84,500	2,380,574
	Norske Skogindustrier ASA Series A	20,085	291,145
	Odfjell ASA Series A	3,400	57,084
#	Orkla ASA Series A	19,771	976,345
*	Petroleum Geo-Services ASA (New)	5,550	354,097
#	Prosafe ASA	3,200	183,524
#	Schibsted ASA	4,700	134,054
#	Statoil ASA	98,701	2,898,366
	Storebrand ASA	24,100	260,365
	Tandberg ASA Series A	10,400	88,865
#	Tomra Systems ASA	14,400	135,957
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,000	33,451
#	Yara International ASA	20,200	275,838

TOTAL — NORWAY			9,283,371

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco BPI SA	44,098	323,477
	Banco Comercial Portugues SA	210,677	609,758
#	Banco Espirito Santo SA	19,360	274,517
*	Banco Espirito Santo SA New	9,680	137,259
*	Banco Espirito Santo SA New - Bonus	3,226	45,743
	Brisa Auto Estradas de Portugal SA	27,775	290,299
#	Cimpor Cimentos de Portugal SA	34,848	240,805
	Energias de Portugal SA	199,346	735,776
	Portugal Telecom SA	75,151	883,522
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	143,860
*	Sonae Industria SGPS SA	7,384	60,876
	Sonae SGPS SA	108,923	170,416

TOTAL — PORTUGAL			3,916,308

SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
	Asia Pacific Breweries, Ltd.	14,000	89,698
	Capitaland, Ltd.	115,500	300,112
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	106,278
	City Developments, Ltd.	32,000	190,854
	Comfortdelgro Corp., Ltd.	162,000	150,018
	Cosco Corp. (Singapore), Ltd.	46,000	37,129
	DBS Group Holdings, Ltd.	121,000	1,332,115
	Fraser & Neave, Ltd.	15,100	183,968
	Great Eastern Holdings, Ltd.	21,000	186,701
	Hyflux, Ltd.	15,000	22,859
	Jardine Cycle & Carriage, Ltd.	9,200	60,193
	Keppel Corp., Ltd.	52,000	445,564
#	Keppel Land, Ltd.	34,000	87,030
*	K-REIT Asia	6,800	6,245
	MobileOne, Ltd.	41,390	53,608
	Neptune Orient Lines, Ltd.	47,000	57,026

24

	Overseas Chinese Banking Corp., Ltd.	252,320	1,008,471
	Overseas Union Enterprise, Ltd.	6,000	38,392
	Parkway Holdings, Ltd.	98,000	147,213
	Raffles Holdings, Ltd.	46,000	19,713
	SembCorp Industries, Ltd.	73,320	139,858
	SembCorp Marine, Ltd.	55,000	102,640
	Singapore Airlines, Ltd.	85,000	670,428
	Singapore Land, Ltd.	11,000	44,102
	Singapore Petroleum Co., Ltd.	11,000	34,446
	Singapore Post, Ltd.	102,000	68,663
	Singapore Press Holdings, Ltd.	142,000	358,657
	Singapore Technologies Engineering, Ltd.	174,000	312,069
	Singapore Telecommunications, Ltd.	1,367,000	2,195,312
	SMRT Corp., Ltd.	59,000	40,780
	Starhub, Ltd.	90,000	122,214
*	STATS ChipPAC, Ltd.	80,000	52,072
	United Overseas Bank, Ltd.	124,000	1,173,828
	UOL Group, Ltd.	51,500	94,682
	Venture Corp., Ltd.	21,000	150,731

TOTAL — SINGAPORE			10,083,669

SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
#	Abertis Infraestructuras SA	44,293	1,061,276
	Acciona SA	5,051	815,780
	Acerinox SA	15,983	268,320
	Actividades de Construccion y Servicios SA	22,866	912,075
#	Altadis SA	23,623	1,118,604
#	Antena 3 de Television SA	9,360	231,026
	Banco Bilbao Vizcaya SA	182,100	3,776,458
	Banco de Andalucia SA	655	81,196
	Banco de Sabadell SA	22,839	794,557
#	Banco de Valencia SA	5,586	220,810
*	Banco de Valencia SA - New	111	4,416
#	Banco Espanol de Credito SA	39,155	675,478
	Banco Pastor SA	2,530	129,937
	Banco Popular Espanol SA	75,740	1,108,257
	Banco Santander Central Hispano SA	566,687	8,178,064
	Bankinter SA	4,862	327,787
	Cementos Portland Valderrivas SA	1,338	150,176
#	Cia Espanola de Petroleous SA	13,626	911,866
	Compania de Distribucion Integral Logista SA	1,928	110,998
	Corp Mapfre SA	15,336	297,350
	Ebro Puleva SA	8,097	158,417
	Enagas SA	14,223	303,096
	Endesa SA	89,410	2,996,710
	Fomento de Construcciones y Contratas SA	11,974	920,010
	Gamesa Corporacion Tecnologica SA	12,172	254,565
#	Gas Natural SDG SA	43,183	1,307,447
	Grupo Catalana Occidente SA	708	90,066
	Grupo Ferrovial SA	11,821	935,937
	Iberdrola SA	76,134	2,443,135
	Iberia Lineas Aereas de Espana SA	65,471	165,492

25

	Indra Sistemas SA	11,012	215,179
	Industria de Diseno Textil SA	60,827	2,412,249
	Inmobiliaria Urbis SA	3,791	81,246
	Metrovacesa SA	4,828	452,641
	Promotora de Informaciones SA	17,174	288,476
	Red Electrica de Espana SA	7,740	267,955
	Repsol YPF SA	87,508	2,444,477
#	Sacyr Vallehermoso SA	20,933	658,156
	Sociedad General de Aguas de Barcelona SA Class A	8,070	225,212
# *	Sogecable SA	6,296	201,221
	Sol Melia SA	8,400	128,547
#	Telefonica Publicidad e Informacion SA	26,439	285,280
	Telefonica SA	405,073	6,630,880
	Union Fenosa SA	19,200	749,190
#	Zardoya Otis SA	18,093	570,776
TOTAL COMMON STOCKS			46,360,791

RIGHTS/WARRANTS — (0.0%)
*	Abertis Infraestructuras SA Rights 06/02/06	44,293	52,216
*	Sacry Vallehermoso SA Rights 06/06/06	20,933	24,141
TOTAL RIGHTS/WARRANTS			76,357

TOTAL — SPAIN			46,437,148

SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
	Alfa Laval AB	9,100	277,099
#	Assa Abloy AB Series B	27,900	494,147
#	Atlas Copco AB Series A	32,500	881,546
#	Atlas Copco AB Series B	19,800	494,663
	Boliden AB	28,000	542,278
*	Capio AB, Goethenburg	6,200	113,759
	Castellum AB	14,800	133,044
#	Electrolux AB Series B	28,000	777,271
	Eniro AB	14,800	160,228
	Fabege AB	7,535	132,715
	Gambro AB Series A	19,800	308,186
	Gambro AB Series B	9,200	143,855
	Getinge AB	15,600	254,031
#	Hennes & Mauritz AB Series B	67,750	2,450,835
	Holmen AB Series B	6,000	244,616
# *	Lundin Petroleum AB	14,500	187,075
*	Modern Times Group AB Series B	4,800	244,994
	NCC AB Series B	4,600	106,686
	Nordea Bank AB	233,048	2,815,033
	OMX AB	7,600	130,616
#	Sandvik AB	19,200	1,121,962
#	Scania AB Series A	4,000	171,358
#	Scania AB Series B	8,700	378,128
	Securitas AB Series B	28,300	540,322
	Skandinaviska Enskilda Banken Series A	60,900	1,451,737
	Skanska AB Series B	36,800	573,473
	SKF AB Series A	9,200	145,088

26

#	SKF AB Series B	38,800	614,840
	SSAB Svenskt Stal Series A	4,700	268,077
	SSAB Svenskt Stal Series B	2,600	136,788
	Svenska Cellulosa AB Series B	19,300	804,087
	Svenska Handelsbanken Series A	51,900	1,387,622
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	500,182
	Tele2 AB Series A	2,400	25,342
	Tele2 AB Series B	33,950	356,965
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	4,827,451
	TeliaSonera AB	555,400	3,375,659
	Trelleborg AB Series B	5,600	114,316
	Volvo AB Series A	11,700	560,910
	Volvo AB Series B	24,700	1,210,955

TOTAL — SWEDEN			29,457,939

SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
	ABB, Ltd.	190,743	2,407,246
	Adecco SA	18,801	1,202,752
	Baloise-Holding AG	5,987	445,456
	BKW FMB Energie AG	5,560	520,886
	Ciba Specialty Chemicals AG	5,741	334,080
*	Clariant AG	18,560	279,892
	Compagnie Financiere Richemont AG Series A	23,623	1,103,772
	Credit Suisse Group	134,647	7,787,341
	Geberit AG	348	379,019
#	Givaudan SA	652	528,323
	Holcim, Ltd.	23,889	1,874,871
	Julius Baer Holding AG	8,597	760,704
	Kuehne & Nagel International AG	15,160	1,131,272
	Lindt & Spruengli AG	12	234,067
*	Logitech International SA	7,438	302,005
	Lonza Group AG	3,415	233,399
	Nestle SA	42,089	12,564,948
	Nobel Biocare Holding AG	2,137	518,547
	Novartis AG	239,486	13,280,765
	Phonak Holding AG	10,755	618,565
	Roche Holding AG Bearer	23,956	4,188,894
	Roche Holding AG Genusschein	73,514	11,453,727
	Schindler Holding AG	1,480	77,451
	Schindler Holding AG	18,450	960,908
#	Serono SA	1,432	910,876
	SGS SA	933	928,502
	Straumann Holding AG	1,836	478,243
#	Swatch Group AG	3,745	608,048
	Swiss Life Holding	2,798	647,289
#	Swiss Reinsurance Co.	32,546	2,289,409
#	Swisscom AG	10,343	3,337,262
	Syngenta AG	9,259	1,273,831
	Synthes, Inc.	5,130	627,887
	The Swatch Group AG	18,164	613,876
	UBS AG	109,815	12,444,263
*	Unaxis Holding AG	1,608	452,979

27

	Zurich Financial SVCS AG	14,072	3,182,182

TOTAL — SWITZERLAND			90,983,537

UNITED KINGDOM — (18.2%)
COMMON STOCKS — (18.2%)
	3i Group P.L.C.	44,811	744,339
	Aberdeen Asset Management P.L.C.	110,205	340,152
	Admiral Group P.L.C.	10,230	120,654
	Aegis Group P.L.C.	93,242	240,531
	Alliance & Leicester P.L.C.	46,652	1,028,123
	Alliance Unichem P.L.C.	46,743	810,760
	Amec P.L.C.	26,046	176,834
	Amlin P.L.C.	23,028	104,613
	Amvescap P.L.C.	81,593	791,330
	Anglo American P.L.C.	157,976	6,349,056
	Antofagasta P.L.C.	38,710	1,510,518
	ARM Holdings P.L.C.	139,465	304,745
	Arriva P.L.C.	17,572	177,166
	Associated British Foods P.L.C.	158,357	2,191,365
	Associated British Ports Holdings P.L.C.	31,348	452,090
	AstraZeneca P.L.C.	170,638	9,020,068
	Aviva P.L.C.	271,971	3,772,381
	AWG P.L.C.	14,714	301,045
	BAA P.L.C.	109,295	1,783,287
	BAE Systems P.L.C.	349,313	2,496,914
	Balfour Beatty P.L.C.	38,213	239,826
	Barclays P.L.C	720,934	8,338,807
	Barratt Developments P.L.C.	24,917	428,774
	BBA Group P.L.C.	44,903	206,724
	Bellway P.L.C.	8,316	175,449
	BG Group P.L.C.	383,852	5,109,767
	BHP Billiton P.L.C.	264,333	5,163,181
	BOC Group P.L.C.	38,519	1,132,152
	Boots Group P.L.C.	48,513	640,327
	BP P.L.C.	2,255,040	26,581,740
	Bradford & Bingley P.L.C.	58,335	512,917
	Brambles Industries P.L.C.	71,029	576,559
*	British Airways P.L.C.	184,946	1,180,075
	British American Tobacco P.L.C.	273,139	6,829,772
*	British Energy Group P.L.C.	43,250	560,584
	British Land Co. P.L.C.	54,197	1,285,073
	British Sky Broadcasting Group P.L.C.	272,457	2,704,421
	BT Group P.L.C.	917,068	4,035,777
	Bunzl P.L.C.	31,721	364,278
	Burberry Group P.L.C.	48,731	398,472
	Burren Energy P.L.C.	13,812	210,148
	Cable and Wireless P.L.C.	245,792	475,012
	Cadbury Schweppes P.L.C.	216,640	2,073,998
*	Cairn Energy P.L.C.	15,787	649,531
	Capita Group P.L.C.	64,655	551,281
	Carnival P.L.C.	21,630	877,891
	Carphone Warehouse Group P.L.C.	182,534	1,107,498
	Centrica P.L.C.	382,951	1,998,589

28

*	Charter P.L.C.	41,760	640,404
	Close Brothers Group P.L.C.	14,870	271,748
	Cobham P.L.C.	100,410	318,547
	Collins Stewart Tullett P.L.C.	27,079	364,081
	Compass Group P.L.C.	212,834	941,485
	Corus Group P.L.C.	89,303	654,048
*	CSR P.L.C.	12,310	333,789
	Daily Mail & General Trust P.L.C. Series A	30,329	368,781
	Diageo P.L.C.	314,077	5,155,582
	DSG International	192,294	701,427
*	easyJet P.L.C.	36,675	239,300
	Electrocomponents P.L.C.	39,172	186,021
	Emap P.L.C.	25,504	417,745
	EMI Group P.L.C.	80,276	410,217
	Enterprise Inns P.L.C.	35,517	620,213
	First Choice Holidays P.L.C.	15,730	63,298
	Firstgroup P.L.C.	40,935	307,215
	Friends Provident P.L.C.	209,193	694,417
	Gallaher Group P.L.C.	68,280	1,053,782
	General Electric Co.	22,898	783,402
	GKN P.L.C.	73,924	375,975
	GlaxoSmithKline P.L.C.	629,019	17,395,651
	Group 4 Securicor P.L.C.	104,530	341,772
	GUS P.L.C.	90,202	1,561,177
	Hammerson P.L.C.	27,248	579,564
	Hanson P.L.C.	77,218	943,751
	Hays P.L.C.	152,663	459,314
	HBOS P.L.C.	431,353	7,377,886
	HSBC Holdings P.L.C.	1,242,796	21,582,566
	ICAP P.L.C.	64,402	594,381
	IMI P.L.C.	34,896	328,084
	Imperial Chemical Industries P.L.C.	121,126	811,104
	Imperial Tobacco Group P.L.C.	72,542	2,221,601
	Inchcape P.L.C.	44,520	367,388
	Informa P.L.C.	40,405	323,134
	InterContinental Hotels Group P.L.C.	45,479	774,723
	International Power P.L.C.	155,846	844,609
	Intertek Group P.L.C.	14,739	190,827
	ITV P.L.C.	409,482	812,162
	Johnson Matthey P.L.C.	22,043	556,666
	Johnston Press P.L.C.	31,946	274,666
	Kelda Group P.L.C.	38,193	538,895
	Kesa Electricals P.L.C.	47,659	264,134
	Kingfisher P.L.C.	223,029	944,551
	Ladbrokes P.L.C.	56,692	420,522
	Land Securities Group P.L.C.	49,000	1,669,292
	Legal and General Group P.L.C.	652,974	1,564,703
	Liberty International P.L.C.	39,267	765,402
	Lloyds TSB Group P.L.C.	628,751	5,908,541
	LogicaCMG P.L.C.	100,089	323,369
	Lonmin P.L.C.	14,110	693,851
	Man Group P.L.C.	122,935	5,380,021
	Marks & Spencer Group P.L.C.	206,756	2,100,632
	Meggitt P.L.C.	44,161	245,129

29

	Misys P.L.C.	50,290	169,216
	Mitchells & Butlers P.L.C.	51,308	479,108
	Morrison (Wm.) Supermarkets P.L.C.	283,810	1,039,567
*	MyTravel Group P.L.C.	733	3,264
	National Express Group P.L.C.	11,282	168,583
	National Grid P.L.C.	297,760	3,381,115
	Next P.L.C.	24,719	752,026
	Northern Rock P.L.C.	42,279	811,779
	Northumbrian Water Group P.L.C.	39,546	181,359
	Old Mutual P.L.C.	1,228,065	3,862,806
	Pearson P.L.C.	84,821	1,147,617
	Pennon Group P.L.C.	11,840	281,115
	Persimmon P.L.C.	27,757	623,607
	Pilkington P.L.C.	135,509	415,196
	Provident Financial P.L.C.	17,113	194,485
	Prudential P.L.C.	249,777	2,714,293
	Punch Taverns, Ltd.	25,730	412,882
	Rank Group P.L.C.	61,189	237,204
	Reckitt Benckiser P.L.C.	81,700	3,006,344
	Reed Elsevier P.L.C.	121,003	1,178,025
*	Regus Group P.L.C.	40,180	84,282
	Rentokil Initial P.L.C.	175,405	476,018
	Resolution P.L.C.	16,713	214,488
	Reuters Group P.L.C.	136,336	966,221
	Rexam P.L.C.	55,440	496,604
	Rio Tinto P.L.C.	114,511	6,354,053
*	Rolls-Royce Group P.L.C.	181,122	1,399,783
*	Rolls-Royce Group P.L.C. Class B	9,744,363	19,043
	Royal & Sun Alliance Insurance Group P.L.C.	304,333	731,865
	Royal Bank of Scotland Group P.L.C.	354,551	11,439,175
	Royal Dutch Shell P.L.C. Series B	300,124	10,351,114
	SABmiller P.L.C.	124,801	2,333,270
	Sage Group P.L.C.	128,162	555,557
	Sainsbury (J.) P.L.C.	198,701	1,187,148
	Schroders P.L.C.	33,726	645,814
	Schroders P.L.C. Non-Voting	6,717	121,386
	Scottish & Newcastle P.L.C.	93,185	864,377
	Scottish & Southern Energy P.L.C.	86,517	1,829,824
	Scottish Power P.L.C.	154,753	1,618,313
*	Scottish Power P.L.C. Series B	64,996	439,409
	Serco Group P.L.C.	39,172	230,614
	Severn Trent P.L.C.	36,273	764,638
	Shire P.L.C.	50,705	741,301
	Signet Group P.L.C.	179,411	317,162
	Slough Estates P.L.C.	40,353	459,761
	Smith & Nephew P.L.C.	96,278	784,156
	Smiths Group P.L.C.	57,333	952,298
	Stagecoach Group P.L.C.	120,769	229,780
	Standard Chartered P.L.C.	142,398	3,495,074
	Tate & Lyle P.L.C.	49,954	533,795
	Taylor Woodrow P.L.C.	60,389	379,742
	Tesco P.L.C.	866,339	5,194,967
*	TI Automotive P.L.C. Series A	18,000	0
	Tomkins P.L.C.	73,285	386,756

30

Travis Perkins P.L.C.	11,935	340,968
Trinity Mirror P.L.C.	27,900	265,876
Tullow Oil P.L.C.	64,899	442,808
Unilever P.L.C.	135,225	3,026,610
United Business Media P.L.C.	26,302	321,465
United Utilities P.L.C.	91,323	1,129,531
Vedanta Resources P.L.C.	27,964	755,870
Vodafone Group P.L.C.	6,964,169	16,032,327
Whitbread P.L.C.	26,037	511,230
William Hill P.L.C.	36,703	422,687
Wilson Bowden P.L.C.	12,801	337,281
Wimpey (George) P.L.C.	40,964	354,555
Wolseley P.L.C.	61,030	1,420,138
WPP Group P.L.C.	124,799	1,538,395
Xstrata P.L.C.	95,888	3,820,778
Yell Group P.L.C.	72,490	680,246

TOTAL — UNITED KINGDOM		310,244,283

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (18.8%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $423,487,000 U.S. STRIPS 0.0%, 05/15/17; U.S. Treasury Bond 7.625%, 11/15/22; & U.S. Treasury Notes, rates ranging from 4.625% to 6.625%, maturities ranging from 05/15/07 to 05/15/09, valued at $322,515,095) to be repurchased at $316,233,995	$316,191	316,190,958

Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $4,343,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,929,305) to be repurchased at $4,856,657	4,856	4,856,000
TOTAL TEMPORARY CASH INVESTMENTS		321,046,958

TOTAL INVESTMENTS - (100.0%) (Cost $1,344,119,680)		$1,709,244,107

See accompanying Notes to Financial Statements.

31

THE U.S. LARGE COMPANY SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†

COMMON STOCKS — (84.5%)
Consumer Discretionary — (8.7%)
*	Amazon.com, Inc.	116,600	$4,035,526
* #	Apollo Group, Inc. Class A	53,100	2,777,661
*	AutoNation, Inc.	55,400	1,201,626
*	Autozone, Inc.	20,900	1,896,257
*	Bed Bath and Beyond, Inc.	106,000	3,728,020
#	Best Buy Co., Inc.	153,600	8,140,800
* #	Big Lots, Inc.	43,000	697,460
	Black & Decker Corp.	29,200	2,539,232
#	Brunswick Corp.	35,900	1,289,887
	Carnival Corp.	164,000	6,545,240
	CBS Corp. Class B	291,900	7,563,129
#	Centex Corp.	46,400	2,212,816
	Circuit City Stores, Inc.	57,500	1,727,300
	Clear Channel Communications, Inc.	195,300	6,015,240
* #	Coach, Inc.	144,800	4,210,784
* #	Comcast Corp. Class A	808,000	25,961,040
#	Cooper Tire & Rubber Co.	23,200	264,016
	Darden Restaurants, Inc.	49,700	1,759,877
	Dillards, Inc. Class A	23,300	634,226
	Disney (Walt) Co.	832,200	25,382,100
	Dollar General Corp.	119,600	1,949,480
#	Dow Jones & Co., Inc.	22,300	771,134
#	Eastman Kodak Co.	108,500	2,615,935
	Family Dollar Stores, Inc.	58,700	1,466,326
#	Federated Department Stores, Inc.	102,800	7,486,924
	Ford Motor Co.	704,300	5,042,788
	Fortune Brands, Inc.	55,300	4,092,200
	Gannett Co., Inc.	89,900	4,855,499
	Gap, Inc.	216,800	3,945,760
#	General Motors Corp.	213,700	5,754,941
	Genuine Parts Co.	65,300	2,811,818
* #	Goodyear Tire & Rubber Co.	66,900	850,968
#	H&R Block, Inc.	123,800	2,816,450
#	Harley-Davidson, Inc.	103,000	5,134,550
	Harman International Industries, Inc.	24,800	2,101,304
	Harrah’s Entertainment, Inc.	69,600	5,292,384
#	Hasbro, Inc.	67,200	1,245,888
	Hilton Hotels Corp.	124,500	3,418,770
#	Home Depot, Inc.	802,600	30,595,112
	Horton (D.R.), Inc.	102,700	2,707,172
#	International Game Technology	127,400	4,743,102
* #	Interpublic Group of Companies, Inc.	162,700	1,550,531
	Johnson Controls, Inc.	73,400	6,251,478

1

	Jones Apparel Group, Inc.	43,100	1,398,164
#	KB Home	29,000	1,484,800
	Knight-Ridder, Inc.	25,300	1,568,853
*	Kohl’s Corp.	130,200	6,990,438
	Leggett & Platt, Inc.	68,900	1,749,371
#	Lennar Corp. Class A	51,800	2,481,738
	Limited Brands, Inc.	131,600	3,574,256
	Liz Claiborne, Inc.	39,700	1,535,199
	Lowe’s Companies, Inc.	295,400	18,397,512
	Marriott International, Inc. Class A	61,300	4,433,829
	Mattel, Inc.	146,900	2,469,389
	McDonald’s Corp.	474,800	15,749,116
#	McGraw-Hill Companies, Inc.	138,700	7,156,920
	Meredith Corp.	15,800	790,790
	Newell Rubbermaid, Inc.	103,700	2,743,902
#	News Corp. Class A	906,900	17,294,583
#	NIKE, Inc. Class B	71,500	5,742,165
#	Nordstrom, Inc.	82,600	3,042,158
*	Office Depot, Inc.	111,700	4,643,369
	OfficeMax, Inc.	26,800	1,107,644
#	Omnicom Group, Inc.	67,500	6,419,925
#	Penney (J.C.) Co., Inc.	87,700	5,328,652
#	Pulte Homes, Inc.	80,800	2,623,576
#	RadioShack Corp.	50,900	856,138
	Scripps (E.W.) Co.	32,100	1,485,588
* #	Sears Holdings Corp.	37,700	5,725,499
	Sherwin-Williams Co.	41,900	2,026,703
	Snap-On, Inc.	22,000	921,360
	Staples, Inc.	275,300	6,466,797
*	Starbucks Corp.	288,400	10,281,460
* #	Starwood Hotels & Resorts Worldwide, Inc.	81,500	4,979,650
#	Target Corp.	332,200	16,251,224
#	The New York Times Co. Class A	54,900	1,326,384
#	The Stanley Works	27,400	1,330,270
#	The TJX Companies, Inc.	174,100	4,127,911
	Tiffany & Co.	53,700	1,836,003
	Time Warner, Inc.	1,702,100	29,293,141
#	Tribune Co.	98,900	2,951,176
* #	Univision Communications, Inc. Class A	84,500	3,037,775
#	V.F. Corp.	33,300	2,095,569
*	Viacom, Inc. Class B	292,000	11,023,000
	Wendy’s International, Inc.	43,200	2,604,096
	Whirlpool Corp.	29,335	2,637,803
#	Yum! Brands, Inc.	104,200	5,251,680
Total Consumer Discretionary			451,318,327

Consumer Staples — (8.1%)
	Alberto-Culver Co. Class B	28,500	1,325,535
#	Albertson’s, Inc.	139,300	3,567,473
	Altria Group, Inc.	788,500	57,047,975
	Anheuser-Busch Companies, Inc.	293,300	13,386,212
	Archer-Daniels-Midland Co.	247,000	10,267,790
	Avon Products, Inc.	170,200	5,395,340
#	Brown-Forman Corp. Class B	31,400	2,395,820
	Campbell Soup Co.	69,600	2,449,224

2

#	Clorox Co.	56,700	3,582,873
	Coca-Cola Co.	778,300	34,268,549
	Coca-Cola Enterprises, Inc.	114,600	2,253,036
	Colgate-Palmolive Co.	194,700	11,748,198
	ConAgra, Inc.	196,200	4,434,120
*	Constellation Brands, Inc. Class A	74,500	1,840,150
	Costco Wholesale Corp.	178,800	9,463,884
#	CVS Corp.	308,800	8,615,520
*	Dean Foods Co.	51,300	1,831,410
	Estee Lauder Companies, Inc.	45,000	1,842,300
	General Mills, Inc.	134,600	6,984,394
	Heinz (H.J.) Co.	126,600	5,361,510
#	Kellogg Co.	95,000	4,474,500
	Kimberly-Clark Corp.	174,100	10,562,647
	McCormick & Co., Inc.	50,100	1,725,945
	Molson Coors Brewing Co.	21,700	1,405,726
#	Pepsi Bottling Group, Inc.	51,100	1,601,474
	PepsiCo, Inc.	625,900	37,841,914
	Procter & Gamble Co.	1,242,600	67,411,050
#	Reynolds American, Inc.	32,300	3,551,062
#	Safeway, Inc.	169,900	4,006,242
	Sara Lee Corp.	287,200	4,873,784
#	Supervalu, Inc.	51,500	1,501,740
#	Sysco Corp.	234,000	7,155,720
	The Hershey Co.	67,700	3,852,807
	The Kroger Co.	274,100	5,512,151
#	Tyson Foods, Inc. Class A	95,200	1,524,152
	UST, Inc.	61,800	2,719,818
	Walgreen Co.	382,400	15,525,440
#	Wal-Mart Stores, Inc.	943,800	45,727,110
	Whole Foods Market, Inc.	52,500	3,412,500
*	Wm. Wrigley Jr. Co. Class B	16,750	765,475
	Wrigley (Wm.) Jr. Co.	67,000	3,063,240
Total Consumer Staples			416,275,810

Energy — (8.4%)
	Anadarko Petroleum Corp.	174,200	8,652,514
	Apache Corp.	124,800	8,097,024
	Baker Hughes, Inc.	129,300	11,158,590
	BJ Services Co.	122,500	4,489,625
#	Chesapeake Energy Corp.	141,200	4,319,308
	Chevron Corp.	841,100	50,289,369
	ConocoPhillips	623,238	39,444,733
	Devon Energy Corp.	166,900	9,573,384
	El Paso Corp.	262,600	4,088,682
	EOG Resources, Inc.	91,600	6,014,456
	Exxon Mobil Corp.	2,307,000	140,519,370
#	Halliburton Co.	195,000	14,545,050
#	Hess Corp.	30,200	4,530,000
	Hugoton Royalty Trust	1	28
	Kerr-McGee Corp.	43,800	4,680,030
	Kinder Morgan, Inc.	39,800	3,999,104
	Marathon Oil Corp.	138,600	10,401,930
#	Murphy Oil Corp.	62,400	3,290,352
* #	Nabors Industries, Ltd.	119,400	4,287,654

3

*	National-Oilwell, Inc.	66,000	4,359,960
#	Noble Corp.	51,800	3,601,654
	Occidental Petroleum Corp.	162,700	16,121,943
	Rowan Companies, Inc.	41,300	1,644,566
#	Schlumberger, Ltd.	446,400	29,270,448
#	Sunoco, Inc.	50,300	3,450,077
#	The Williams Companies, Inc.	224,700	5,078,220
* #	Transocean, Inc.	123,200	10,024,784
	Valero Energy Corp.	234,900	14,411,115
* #	Weatherford International, Ltd.	131,800	6,858,872
#	XTO Energy, Inc.	137,200	5,655,384
Total Energy			432,858,226

Financials — (17.4%)
#	Ace, Ltd.	121,800	6,305,586
	AFLAC, Inc.	188,200	8,807,760
	Allstate Corp.	243,700	13,405,937
#	AMBAC Financial Group, Inc.	39,900	3,197,985
#	American Express Co.	467,600	25,418,736
#	American International Group, Inc.	980,600	59,620,480
	Ameriprise Financial, Inc.	94,700	4,334,419
	AmSouth Bancorporation	130,600	3,500,080
#	AON Corp.	121,600	4,335,040
	Bank of America Corp.	1,754,800	84,932,320
	Bank of New York Co., Inc.	291,400	9,683,222
#	BB&T Corp.	202,300	8,409,611
	Bear Stearns Companies, Inc.	45,100	6,032,125
#	Capital One Financial Corp.	113,800	9,419,226
	Chubb Corp.	151,000	7,630,030
	Cincinnati Financial Corp.	65,800	3,016,272
#	CIT Group, Inc.	75,500	3,880,700
	Citigroup, Inc.	1,885,700	92,965,010
	Comerica, Inc.	61,500	3,367,125
	Compass Bancshares, Inc.	46,700	2,598,855
#	Countrywide Financial Corp.	227,800	8,720,184
* #	E*TRADE Financial Corp.	157,900	3,832,233
	Fannie Mae	365,700	18,193,575
#	Federated Investors, Inc.	31,800	1,021,416
	Fifth Third Bancorp	209,900	7,976,200
	First Horizon National Corp.	47,600	1,902,096
	Franklin Resources, Inc.	57,700	5,190,115
	Freddie Mac	261,100	15,676,444
	Genworth Financial, Inc.	142,300	4,765,627
	Golden West Financial Corp.	96,700	7,068,770
#	Hartford Financial Services Group, Inc.	114,300	10,051,542
#	Huntington Bancshares, Inc.	94,000	2,210,880
#	Janus Capital Group, Inc.	81,100	1,460,611
#	JPMorgan Chase & Co.	1,316,900	56,152,616
	KeyCorp	153,100	5,468,732
	Legg Mason, Inc.	46,800	4,489,524
	Lehman Brothers Holdings, Inc.	204,400	13,615,084
	Lincoln National Corp.	107,806	6,056,541
	Loews Corp.	153,900	5,229,522
	M&T Bank Corp.	30,000	3,453,000
#	Marsh & McLennan Companies, Inc.	206,700	5,793,801

4

#	Marshall & Ilsley Corp.	83,900	3,804,026
#	MBIA, Inc.	50,600	2,890,778
	Mellon Financial Corp.	156,500	5,662,170
	Merrill Lynch & Co., Inc.	346,900	25,119,029
#	MetLife, Inc.	286,400	14,741,008
#	MGIC Investment Corp.	33,100	2,180,297
	Moody’s Corp.	91,900	4,806,370
	Morgan Stanley	405,700	24,187,834
	National City Corp.	206,800	7,626,784
	North Fork Bancorporation, Inc.	179,700	5,295,759
	Northern Trust Corp.	70,000	3,914,400
#	PNC Financial Services Group	110,400	7,607,664
	Principal Financial Group, Inc.	105,600	5,771,040
	Progressive Corp.	297,200	8,128,420
	Prudential Financial, Inc.	187,000	14,240,050
	Regions Financial Corp.	172,400	5,835,740
	SAFECO Corp.	46,600	2,580,242
	Schwab (Charles) Corp.	389,800	6,494,068
	SLM Corp.	157,700	8,477,952
#	Sovereign Bancorp, Inc.	134,900	3,008,270
	State Street Corp.	125,800	7,812,180
	SunTrust Banks, Inc.	140,100	10,606,971
	Synovus Financial Corp.	118,300	3,112,473
#	T. Rowe Price Group, Inc.	49,900	3,947,090
	The Goldman Sachs Group, Inc.	164,700	24,861,465
	The St. Paul Travelers Companies, Inc.	262,900	11,572,858
#	Torchmark Corp.	39,100	2,302,208
	U.S. Bancorp	680,400	21,003,948
#	UnumProvident Corp.	112,800	2,025,888
#	Wachovia Corp.	613,000	32,795,500
#	Washington Mutual, Inc.	374,600	17,197,886
#	Wells Fargo & Co.	633,200	42,025,484
#	XL Capital, Ltd.	65,900	4,170,152
	Zions Bancorporation	39,400	3,192,582
Total Financials			898,187,618

Health Care — (10.4%)
#	Abbott Laboratories	581,300	24,821,510
	Aetna, Inc.	214,300	8,241,978
#	Allergan, Inc.	57,300	5,433,186
	AmerisourceBergen Corp.	79,000	3,443,610
* #	Amgen, Inc.	441,500	29,840,985
#	Applera Corp. - Applied Biosystems Group	69,200	2,048,320
#	Bard (C.R.), Inc.	39,300	2,908,593
*	Barr Laboratories, Inc.	40,100	2,113,270
#	Bausch & Lomb, Inc.	20,300	997,745
	Baxter International, Inc.	245,000	9,236,500
	Becton Dickinson & Co.	93,400	5,644,162
*	Biogen Idec, Inc.	130,000	6,061,900
	Biomet, Inc.	93,500	3,292,135
*	Boston Scientific Corp.	459,027	9,492,678
	Bristol-Myers Squibb Co.	740,100	18,169,455
	Cardinal Health, Inc.	159,400	10,665,454
* #	Caremark Rx, Inc.	169,500	8,130,915
	Cigna Corp.	45,700	4,238,218

5

*	Coventry Health Care, Inc.	60,600	3,166,350
	Eli Lilly & Co.	426,900	22,045,116
* #	Express Scripts, Inc.	55,300	4,052,384
*	Fisher Scientific International, Inc.	46,600	3,460,050
*	Forest Laboratories, Inc.	123,100	4,613,788
*	Genzyme Corp.	98,200	5,842,900
*	Gilead Sciences, Inc.	174,700	10,015,551
	HCA, Inc.	154,100	6,849,745
	Health Management Associates, Inc.	90,900	1,895,265
*	Hospira, Inc.	60,800	2,724,448
*	Humana, Inc.	61,800	3,128,934
	IMS Health, Inc.	75,300	2,031,594
	Johnson & Johnson	1,124,400	67,711,368
*	King Pharmaceuticals, Inc.	91,500	1,626,870
*	Laboratory Corp. of America Holdings	47,300	2,807,728
#	Manor Care, Inc.	29,900	1,388,556
	McKesson Corp.	115,700	5,727,150
*	Medco Health Solutions, Inc.	115,000	6,198,500
*	Medimmune, Inc.	96,500	3,070,630
#	Medtronic, Inc.	456,000	23,023,440
#	Merck & Co., Inc.	826,300	27,507,527
*	Millipore Corp.	19,700	1,367,180
	Mylan Laboratories, Inc.	82,600	1,727,166
*	Patterson Companies, Inc.	52,400	1,794,700
	PerkinElmer, Inc.	49,400	1,030,484
	Pfizer, Inc.	2,779,900	65,772,434
	Quest Diagnostics, Inc.	61,500	3,428,010
	Schering-Plough Corp.	559,000	10,654,540
*	St. Jude Medical, Inc.	138,500	4,722,850
	Stryker Corp.	110,400	4,846,560
* #	Tenet Healthcare Corp.	177,700	1,407,384
* #	Thermo Electron Corp.	61,300	2,252,162
	UnitedHealth Group, Inc.	512,400	22,525,104
*	Waters Corp.	39,500	1,645,175
*	Watson Pharmaceuticals, Inc.	38,400	972,672
*	WellPoint, Inc.	249,400	17,852,052
	Wyeth	507,800	23,226,772
*	Zimmer Holdings, Inc.	93,600	5,667,480
Total Health Care			534,561,233

Industrials — (9.9%)
#	3M Co.	285,200	23,859,832
* #	Allied Waste Industries, Inc.	91,300	1,089,209
	American Power Conversion Corp.	64,900	1,277,232
	American Standard Companies, Inc.	67,300	2,859,577
#	Avery Dennison Corp.	41,700	2,476,563
	Boeing Co.	302,400	25,174,800
	Burlington Northern Santa Fe Corp.	140,900	10,907,069
	Caterpillar, Inc.	253,500	18,492,825
	Cendant Corp.	380,900	6,159,153
	Cintas Corp.	52,100	2,206,956
	Cooper Industries, Ltd.	34,700	3,090,382
	CSX Corp.	82,900	5,547,668
	Cummins, Inc.	17,600	1,939,696
	Danaher Corp.	89,600	5,744,256

6

#	Deere & Co.	89,500	7,661,200
	Donnelley (R.R.) & Sons Co.	81,600	2,625,888
	Dover Corp.	76,800	3,750,912
	Eaton Corp.	56,300	4,140,302
	Emerson Electric Co.	155,400	12,823,608
	Equifax, Inc.	48,900	1,764,312
	FedEx Corp.	114,800	12,544,196
#	Fluor Corp.	32,800	2,875,248
	General Dynamics Corp.	151,200	9,622,368
#	General Electric Co.	3,938,000	134,915,880
	Goodrich (B.F.) Co.	46,600	1,986,558
	Honeywell International, Inc.	313,800	12,922,284
	Illinois Tool Works, Inc.	155,000	7,695,750
#	Ingersoll-Rand Co., Ltd. Class A	123,700	5,394,557
	ITT Industries, Inc.	69,800	3,640,070
	L-3 Communications Holdings, Inc.	45,800	3,341,568
	Lockheed Martin Corp.	135,400	9,815,146
	Masco Corp.	157,300	4,879,446
*	Monster Worldwide, Inc.	47,800	2,335,986
*	Navistar International Corp.	23,300	619,314
#	Norfolk Southern Corp.	155,700	8,214,732
	Northrop Grumman Corp.	132,500	8,570,100
	Paccar, Inc.	64,000	4,918,400
	Pall Corp.	47,200	1,420,248
	Parker Hannifin Corp.	45,200	3,526,504
	Pitney Bowes, Inc.	85,800	3,498,924
	Raytheon Co.	168,500	7,725,725
	Robert Half International, Inc.	64,800	2,659,392
	Rockwell Automation, Inc.	67,000	4,574,760
	Rockwell Collins, Inc.	65,100	3,554,460
#	Ryder System, Inc.	23,000	1,242,690
	Southwest Airlines Co.	267,500	4,306,750
	Textron, Inc.	50,000	4,546,500
	Tyco International, Ltd.	761,400	20,641,554
	Union Pacific Corp.	100,100	9,289,280
	United Parcel Service, Inc.	412,600	33,234,930
	United Technologies Corp.	383,600	23,982,672
	W.W. Grainger, Inc.	28,900	2,085,424
	Waste Management, Inc.	208,700	7,642,594
Total Industrials			511,815,450

Information Technology — (12.7%)
* #	ADC Telecommunications, Inc.	44,200	792,064
* #	Adobe Systems, Inc.	226,600	6,487,558
* #	Advanced Micro Devices, Inc.	181,700	5,612,713
*	Affiliated Computer Services, Inc. Class A	44,400	2,216,448
* #	Agilent Technologies, Inc.	162,000	5,652,180
*	Altera Corp.	135,700	2,654,292
	Analog Devices, Inc.	138,300	4,664,859
*	Andrew Corp.	60,200	609,224
* #	Apple Computer, Inc.	321,800	19,233,986
#	Applied Materials, Inc.	599,400	10,135,854
*	Autodesk, Inc.	87,200	3,173,208
	Automatic Data Processing, Inc.	219,000	9,957,930
*	Avaya, Inc.	157,600	1,861,256

7

*	BMC Software, Inc.	80,400	1,620,060
*	Broadcom Corp.	166,400	5,625,984
	CA, Inc.	172,400	3,746,252
* #	Ciena Corp.	220,000	921,800
*	Cisco Sytems, Inc.	2,323,700	45,730,416
*	Citrix Systems, Inc.	67,400	2,532,892
*	Computer Sciences Corp.	70,500	3,965,625
*	Compuware Corp.	144,600	1,064,256
* #	Comverse Technology, Inc.	76,300	1,718,276
*	Convergys Corp.	52,800	984,192
*	Corning, Inc.	584,100	14,164,425
*	Dell, Inc.	889,200	22,567,896
* #	eBay, Inc.	435,800	14,298,598
* #	Electronic Arts, Inc.	114,800	4,829,636
	Electronic Data Systems Corp.	194,400	4,766,688
*	EMC Corp.	898,000	11,494,400
	First Data Corp.	289,800	13,362,678
*	Fiserv, Inc.	69,700	3,007,555
*	Freescale Semiconductor, Inc. Class B	155,000	4,837,550
*	Gateway, Inc.	99,800	171,656
* #	Google, Inc.	76,400	28,407,048
	Hewlett-Packard Co.	1,068,600	34,601,268
#	Intel Corp.	2,222,600	40,051,252
	International Business Machines Corp.	592,100	47,308,790
*	Intuit, Inc.	66,900	3,698,901
	Jabil Circuit, Inc.	66,000	2,298,120
* #	JDS Uniphase Corp.	633,300	1,918,899
	KLA-Tencor Corp.	75,400	3,094,416
*	Lexmark International, Inc.	40,900	2,341,525
	Linear Technology Corp.	115,500	3,898,125
* #	LSI Logic Corp.	148,000	1,440,040
*	Lucent Technologies, Inc.	1,688,500	4,305,675
	Maxim Integrated Products, Inc.	121,100	3,721,403
* #	Micron Technology, Inc.	254,100	4,207,896
#	Microsoft Corp.	3,357,400	76,045,110
#	Molex, Inc.	53,800	1,909,900
#	Motorola, Inc.	944,400	19,917,396
	National Semiconductor Corp.	127,500	3,274,200
* #	NCR Corp.	68,800	2,688,704
* #	Network Appliance, Inc.	141,400	4,524,800
*	Novell, Inc.	147,100	1,137,083
*	Novellus Systems, Inc.	50,400	1,167,264
*	Nvidia Corp.	129,400	2,973,612
* #	Oracle Corp.	1,423,700	20,245,014
* #	Parametric Technology Corp.	42,000	560,280
	Paychex, Inc.	126,200	4,632,802
* #	PMC-Sierra, Inc.	79,600	767,344
*	QLogic Corp.	61,000	1,090,680
#	Qualcomm, Inc.	625,800	28,292,418
	Sabre Holdings Corp.	49,800	1,065,720
* #	Sandisk Corp.	73,800	4,152,726
*	Sanmina-SCI Corp.	201,100	945,170
*	Solectron Corp.	345,500	1,229,980
*	Sun Microsystems, Inc.	1,307,600	6,093,416
* #	Symantec Corp.	394,200	6,149,520

8

#	Symbol Technologies, Inc.	95,600	1,134,772
	Tektronix, Inc.	30,800	959,728
* #	Tellabs, Inc.	170,200	2,433,860
*	Teradyne, Inc.	74,800	1,164,636
#	Texas Instruments, Inc.	604,600	18,881,658
*	Unisys Corp.	129,200	850,136
*	VeriSign, Inc.	92,400	2,074,380
*	Xerox Corp.	351,900	4,831,587
	Xilinx, Inc.	130,300	3,387,800
* #	Yahoo!, Inc.	476,700	15,058,953
Total Information Technology			655,396,414

Materials — (2.6%)
	Air Products & Chemicals, Inc.	84,100	5,453,885
	Alcoa, Inc.	329,400	10,448,568
	Allegheny Technologies, Inc.	32,700	2,080,701
	Ashland, Inc.	26,900	1,681,250
#	Ball Corp.	39,400	1,474,348
	Bemis Co., Inc.	39,800	1,209,920
#	Dow Chemical Co.	365,500	14,572,485
#	DuPont (E.I.) de Nemours & Co., Inc.	347,600	14,783,428
#	Eastman Chemical Co.	30,800	1,736,504
	Ecolab, Inc.	68,900	2,667,119
#	Engelhard Corp.	46,800	1,821,924
#	Freeport-McMoRan Copper & Gold, Inc. Class B	69,500	3,891,305
*	Hercules, Inc.	42,600	659,022
	International Flavors & Fragrances, Inc.	29,800	1,060,582
#	International Paper Co.	186,100	6,323,678
	Louisiana-Pacific Corp.	40,100	972,826
	MeadWestavco Corp.	68,600	1,879,640
	Monsanto Co.	101,800	8,567,488
	Newmont Mining Corp.	168,800	8,802,920
	Nucor Corp.	58,700	6,179,349
*	Pactiv Corp.	54,100	1,334,647
	Phelps Dodge Corp.	76,900	6,589,561
	PPG Industries, Inc.	62,500	4,021,250
	Praxair, Inc.	121,900	6,424,130
	Rohm & Haas Co.	54,400	2,742,304
#	Sealed Air Corp.	30,800	1,588,356
#	Sigma-Aldrich Corp.	25,300	1,756,326
	Temple-Inland, Inc.	41,900	1,802,119
	United States Steel Corp.	41,100	2,728,218
	Vulcan Materials Co.	37,900	2,958,095
	Weyerhaeuser Co.	91,900	5,877,924
Total Materials			134,089,872

Real Estate Investment Trusts — (0.8%)
	Apartment Investment & Management Co. Class A	36,500	1,578,625
	Archstone-Smith Trust	80,600	3,897,010
#	Boston Properties, Inc.	33,900	2,869,635
#	Equity Office Properties Trust	140,300	4,721,095
#	Equity Residential	109,700	4,837,770
#	Kimco Realty Corp.	80,300	2,878,755
	Plum Creek Timber Co., Inc.	69,600	2,488,200

9

	ProLogis	92,000	4,549,400
#	Public Storage, Inc.	31,200	2,236,416
	Simon Property Group, Inc.	69,100	5,502,433
#	Vornado Realty Trust	44,800	4,027,072
Total Real Estate Investment Trusts			39,586,411

Telecommunication Services — (2.7%)
#	Alltel Corp.	146,600	9,067,210
#	AT&T, Inc.	1,465,800	38,198,748
#	BellSouth Corp.	679,200	22,936,584
	CenturyTel, Inc.	43,500	1,555,125
	Citizens Communications Co.	124,100	1,573,588
*	Embarq Corp.	56,055	2,335,812
* #	Qwest Communications International, Inc.	586,100	4,108,561
#	Sprint Nextel Corp.	1,121,100	23,778,531
#	Verizon Communications, Inc.	1,105,800	34,512,018
Total Telecommunication Services			138,066,177

Utilities — (2.8%)
*	AES Corp.	247,800	4,559,520
*	Allegheny Energy, Inc.	61,700	2,249,582
#	Ameren Corp.	77,400	3,830,526
	American Electric Power Co., Inc.	148,700	5,095,949
	CenterPoint Energy, Inc.	117,200	1,405,228
* #	CMS Energy Corp.	83,400	1,070,856
#	Consolidated Edison, Inc.	92,700	4,088,070
	Constellation Energy Group	67,400	3,484,580
#	Dominion Resources, Inc.	131,300	9,529,754
	DTE Energy Co.	67,200	2,716,224
	Duke Energy Corp.	468,168	13,211,701
*	Dynegy, Inc.	139,200	734,976
	Edison International	123,100	4,830,444
	Entergy Corp.	78,500	5,503,635
	Exelon Corp.	252,100	14,271,381
	FirstEnergy Corp.	124,600	6,531,532
#	FPL Group, Inc.	152,500	6,074,075
	KeySpan Corp.	66,000	2,641,980
	Nicor, Inc.	16,700	684,366
	NiSource, Inc.	103,000	2,242,310
#	Peoples Energy Corp.	14,500	544,040
#	PG&E Corp.	130,500	5,178,240
	Pinnacle West Capital Corp.	37,500	1,477,125
	PPL Corp.	143,700	4,277,949
	Progress Energy, Inc.	95,300	4,006,412
	Public Service Enterprise Group, Inc.	94,700	6,035,231
	Sempra Energy	97,600	4,389,072
#	Southern Co.	280,200	8,957,994
	TECO Energy, Inc.	78,700	1,182,074
	TXU Corp.	174,800	10,016,040
	Xcel Energy, Inc.	152,600	2,864,302
Total Utilities			143,685,168

TOTAL COMMON STOCKS			4,355,840,706

10

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (15.5%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $258,065,972 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/08 to 09/01/35 & FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 11/01/13 to 05/01/36, valued at $204,944,640) to be repurchased at $199,002,011	$198,974	198,974,210
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $748,992,183 FHLMC, rates ranging from 4.000% to 7.500%, maturities ranging from 07/01/18 to 07/01/36 & FNMA, rates ranging from 4.678% to 5.852%, maturities ranging from 03/01/19 to 02/01/36, valued at $551,698,470) to be repurchased at $534,649,843	534,575	534,575,002
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $58,228,000 FHLMC Notes 4.00%, 09/22/09, valued at $66,088,780) to be repurchased at $65,120,808	65,112	65,112,000
TOTAL TEMPORARY CASH INVESTMENTS		798,661,212

TOTAL INVESTMENTS - (100.0%)
(Cost $3,996,635,712)		$5,154,501,918

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (88.8%)
Consumer Discretionary — (18.9%)
#	American Greetings Corp. Class A	211,200	$4,749,888
# *	AutoNation, Inc.	2,057,600	44,629,344
	Belo Corp. Class A	469,164	8,107,154
# *	Big Lots, Inc.	253,500	4,111,770
#	Blockbuster, Inc. Class A	83,900	390,135
#	Borders Group, Inc.	34,000	705,840
	BorgWarner, Inc.	201,600	13,261,248
	CBS Corp. Class B	3,839,550	99,482,741
	Circuit City Stores, Inc.	586,200	17,609,448
	Clear Channel Communications, Inc.	1,942,666	59,834,113
*	Comcast Corp. Class A	4,351,825	139,824,137
*	Comcast Corp. Special Class A Non-Voting	927,100	29,667,200
	Dillards, Inc. Class A	472,300	12,856,006
# *	Discovery Holding Co. Class A	1,031,790	14,310,927
	Disney (Walt) Co.	906,600	27,651,300
# *	Expedia, Inc.	1,173,351	16,673,318
#	Federated Department Stores, Inc.	757,315	55,155,252
#	Foot Locker, Inc.	56,700	1,369,872
#	Ford Motor Co.	6,812,600	48,778,216
#	General Motors Corp.	2,346,800	63,199,324
# *	Goodyear Tire & Rubber Co.	203,900	2,593,608
	Harrah’s Entertainment, Inc.	187,053	14,223,510
	Hearst-Argyle Television, Inc.	262,600	5,819,216
	Hollinger International, Inc. Class A	85,900	615,903
	Horton (D.R.), Inc.	1,014,529	26,742,985
# *	IAC/InterActiveCorp	2,003,951	51,762,054
# *	Liberty Global, Inc. Class A	313,805	7,195,549
# *	Liberty Global, Inc. Series C	313,805	6,953,919
*	Liberty Media Holding Corp. Capital Class A	668,190	53,167,878
*	Liberty Media Holding Corp. Interactive Class A	3,340,950	60,003,462
*	Live Nation, Inc.	242,833	5,536,592
*	MGM Mirage	716,400	29,701,944
	News Corp. Class A	35,876	684,155
	OfficeMax, Inc.	388,600	16,060,838
	Penney (J.C.) Co., Inc.	621,440	37,758,694
#	Pulte Homes, Inc.	479,800	15,579,106
*	Radio One, Inc. Class D	45,200	331,316
#	Saks, Inc.	908,550	14,582,228
*	Sears Holdings Corp.	173,929	26,414,597
	Service Corp. International	404,100	3,228,759

1

	Time Warner, Inc.	14,781,380	254,387,550
#	Tribune Co.	1,207,800	36,040,752
# *	Univision Communications, Inc. Class A	1,074,200	38,617,490
*	Viacom, Inc. Class B	3,132,050	118,234,888
Total Consumer Discretionary			1,488,604,226

Consumer Staples — (4.9%)
#	Albertson’s, Inc.	1,485,400	38,041,094
	Archer-Daniels-Midland Co.	2,475,260	102,896,558
	Coca-Cola Enterprises, Inc.	2,763,900	54,338,274
	Corn Products International, Inc.	490,400	13,083,872
	Del Monte Foods Co.	318,800	3,774,592
	J. M. Smucker Co.	98,102	4,067,309
#	Kraft Foods, Inc.	2,439,700	80,754,070
	PepsiAmericas, Inc.	192,000	4,287,360
#	Reynolds American, Inc.	251,326	27,630,780
# *	Rite Aid Corp.	969,800	4,558,060
*	Smithfield Foods, Inc.	512,300	14,247,063
#	Supervalu, Inc.	565,200	16,481,232
#	Tyson Foods, Inc. Class A	1,270,159	20,335,246
	Weis Markets, Inc.	20,800	832,832
Total Consumer Staples			385,328,342

Energy — (5.5%)
	Anadarko Petroleum Corp.	3,156,956	156,806,005
	Apache Corp.	129,990	8,433,751
#	Chesapeake Energy Corp.	361,000	11,042,990
	ConocoPhillips	440,800	27,898,232
*	Forest Oil Corp.	446,200	14,563,968
#	Hess Corp.	318,532	47,779,800
	Kerr-McGee Corp.	458,826	49,025,558
	Marathon Oil Corp.	876,202	65,758,960
*	Mariner Energy, Inc.	261,080	4,459,246
	Overseas Shipholding Group, Inc.	233,400	11,985,090
	Pogo Producing Co.	378,000	17,032,680
*	SEACOR Holdings, Inc.	33,100	2,697,650
#	Tidewater, Inc.	231,700	11,751,824
Total Energy			429,235,754

Financials — (30.2%)
	A.G. Edwards, Inc.	199,100	10,671,760
*	Allegheny Corp.	20,187	5,698,790
	Allstate Corp.	1,791,600	98,555,916
#	AMBAC Financial Group, Inc.	707,295	56,689,694
	American Financial Group, Inc.	547,200	23,069,952
	American National Insurance Co.	64,640	7,501,472
*	AmeriCredit Corp.	395,300	11,479,512
#	AmerUs Group Co.	262,800	15,279,192
	Bear Stearns Companies, Inc.	373,770	49,991,738
#	Capital One Financial Corp.	83,030	6,872,393
	Chubb Corp.	906,400	45,800,392
	Cincinnati Financial Corp.	1,153,289	52,866,768

2

	CIT Group, Inc.	877,400	45,098,360
# *	CNA Financial Corp.	1,739,640	56,677,471
	Commerce Group, Inc.	95,800	5,436,650
	Countrywide Financial Corp.	3,281,523	125,616,700
	Fidelity National Financial, Inc.	621,000	25,765,290
#	Fidelity National Title Group, Inc.	108,675	2,373,462
	First American Corp.	529,700	22,231,509
	First Citizens BancShares, Inc.	10,300	1,944,743
	Hanover Insurance Group, Inc.	343,100	16,245,785
	Hartford Financial Services Group, Inc.	1,173,900	103,232,766
	Independence Community Bank Corp.	350,500	14,713,990
#	Janus Capital Group, Inc.	1,449,700	26,109,097
	JPMorgan Chase & Co.	2,244,400	95,701,216
	KeyCorp	941,600	33,633,952
# *	LaBranche & Co., Inc.	19,700	254,918
	Lehman Brothers Holdings, Inc.	455,600	30,347,516
	Lincoln National Corp.	1,092,426	61,372,493
	Loews Corp.	3,326,202	113,024,344
#	MBIA, Inc.	926,650	52,939,515
#	MetLife, Inc.	5,201,998	267,746,837
#	MGIC Investment Corp.	595,147	39,202,333
	Nationwide Financial Services, Inc.	365,100	15,808,830
#	New York Community Bancorp, Inc.	1,766,500	29,429,890
	North Fork Bancorporation, Inc.	2,564,611	75,579,086
#	Odyssey Re Holdings Corp.	50,500	1,236,240
#	Ohio Casualty Corp.	309,000	9,229,830
	Old Republic International Corp.	1,517,282	32,424,316
#	PMI Group, Inc.	587,300	26,722,150
	Principal Financial Group, Inc.	1,210,200	66,137,430
	Protective Life Corp.	487,000	21,583,840
	Prudential Financial, Inc.	1,887,800	143,755,970
	Radian Group, Inc.	543,500	33,218,720
	Reinsurance Group of America, Inc.	401,300	19,041,685
	SAFECO Corp.	538,400	29,811,208
	South Financial Group, Inc.	502,033	13,931,416
#	Sovereign Bancorp, Inc.	1,332,320	29,710,736
	StanCorp Financial Group, Inc.	226,000	11,033,320
	The St. Paul Travelers Companies, Inc.	4,576,409	201,453,524
#	Torchmark Corp.	127,200	7,489,536
	Transatlantic Holdings, Inc.	23,493	1,350,848
	Unitrin, Inc.	475,399	21,302,629
	UnumProvident Corp.	1,970,989	35,398,962
#	Washington Mutual, Inc.	289,481	13,290,073
	Webster Financial Corp.	99,200	4,810,208
	Wesco Financial Corp.	15,040	5,994,944
Total Financials			2,373,891,917

Health Care — (2.0%)
	AmerisourceBergen Corp.	617,800	26,929,902
*	Humana, Inc.	38,800	1,964,444
*	Invitrogen Corp.	124,900	7,961,126
*	Medco Health Solutions, Inc.	690,100	37,196,390

3

# *	Millennium Pharmaceuticals, Inc.	2,070,000	17,719,200
# *	Tenet Healthcare Corp.	1,547,300	12,254,616
# *	Thermo Electron Corp.	239,900	8,813,926
*	Triad Hospitals, Inc.	620,300	24,985,684
	UnitedHealth Group, Inc.	267,740	11,769,850
*	Watson Pharmaceuticals, Inc.	439,900	11,142,667
Total Health Care			160,737,805

Industrials — (11.8%)
# *	AGCO Corp.	470,224	11,501,679
#	Alexander & Baldwin, Inc.	109,305	4,946,051
# *	Allied Waste Industries, Inc.	2,219,398	26,477,418
	Burlington Northern Santa Fe Corp.	1,283,000	99,317,030
	Cendant Corp.	1,823,400	29,484,378
#	CSX Corp.	1,506,785	100,834,052
#	Curtiss-Wright Corp.	54,260	1,833,988
#	GATX Corp.	367,100	15,935,811
	IKON Office Solutions, Inc.	329,600	4,258,432
# *	Kansas City Southern	207,000	5,491,710
#	Laidlaw International, Inc.	584,495	14,729,274
	Norfolk Southern Corp.	2,705,902	142,763,390
	Northrop Grumman Corp.	2,354,784	152,307,429
*	PHH Corp.	15,590	398,480
	Raytheon Co.	1,311,300	60,123,105
#	Ryder System, Inc.	401,100	21,671,433
	Southwest Airlines Co.	3,221,220	51,861,642
	Steelcase, Inc. Class A	49,000	908,460
	Union Pacific Corp.	1,840,000	170,752,000
# *	YRC Worldwide, Inc.	334,000	13,172,960
Total Industrials			928,768,722

Information Technology — (5.5%)
*	3Com Corp.	1,041,900	4,698,969
# *	Advanced Micro Devices, Inc.	162,200	5,010,358
*	Andrew Corp.	1,010,012	10,221,321
# *	Applied Micro Circuits Corp.	213,200	626,808
*	Arrow Electronics, Inc.	411,300	13,367,250
*	Avnet, Inc.	993,500	21,936,480
#	AVX Corp.	514,600	8,424,002
# *	Ciena Corp.	489,600	2,051,424
*	Computer Sciences Corp.	742,100	41,743,125
*	Compuware Corp.	956,430	7,039,325
*	Convergys Corp.	195,700	3,647,848
*	Corning, Inc.	15,700	380,725
	Electronic Data Systems Corp.	2,006,400	49,196,928
*	Fairchild Semiconductor Corp. Class A	43,100	752,957
	Hewlett-Packard Co.	950,800	30,786,904
*	Ingram Micro, Inc.	1,109,800	19,155,148
*	Integrated Device Technology, Inc.	1,371,800	19,671,612
	Intersil Corp.	670,400	17,973,424
# *	JDS Uniphase Corp.	1,095,700	3,319,971
*	Lucent Technologies, Inc.	1,193,800	3,044,190

4

# *	Micron Technology, Inc.	3,962,557	65,619,944
	Sabre Holdings Corp.	36,600	783,240
*	Sanmina-SCI Corp.	2,584,400	12,146,680
*	Solectron Corp.	4,563,063	16,244,504
*	Sun Microsystems, Inc.	2,143,700	9,989,642
*	Tech Data Corp.	378,600	13,743,180
# *	Tellabs, Inc.	1,640,656	23,461,381
*	Unisys Corp.	572,000	3,763,760
*	VeriSign, Inc.	166,300	3,733,435
*	Vishay Intertechnology, Inc.	1,187,316	19,293,885
*	Xerox Corp.	75,000	1,029,750
Total Information Technology			432,858,170

Materials — (4.3%)
	Ashland, Inc.	508,711	31,794,438
#	Bowater, Inc.	211,700	4,898,738
#	Cytec Industries, Inc.	133,300	7,675,414
#	International Paper Co.	1,215,775	41,312,035
	Louisiana-Pacific Corp.	696,900	16,906,794
	Lubrizol Corp.	182,000	7,356,440
	Lyondell Chemical Co.	308,300	7,460,860
	MeadWestavco Corp.	1,248,931	34,220,709
*	Owens-Illinois, Inc.	212,900	3,619,300
	Phelps Dodge Corp.	574,170	49,200,627
# *	Smurfit-Stone Container Corp.	1,740,228	20,830,529
	Temple-Inland, Inc.	29,000	1,247,290
	Tronox, Inc. Class B	92,517	1,196,245
	Valhi, Inc.	158,500	3,960,915
	Weyerhaeuser Co.	1,658,400	106,071,264
	Worthington Industries, Inc.	133,200	2,268,396
Total Materials			340,019,994

Real Estate Investment Trusts — (0.1%)
	Host Marriott Corp.	191,190	3,837,183

Telecommunication Services — (5.5%)
# *	American Tower Corp.	42,000	1,300,740
	AT&T, Inc.	8,333,818	217,179,297
*	Embarq Corp.	80,940	3,372,770
# *	Level 3 Communications, Inc.	195,500	971,635
# *	Qwest Communications International, Inc.	2,000,600	14,024,206
	Sprint Nextel Corp.	1,618,800	34,334,748
	Telephone & Data Systems, Inc.	317,100	12,360,558
	Telephone & Data Systems, Inc. Special Shares	179,500	6,865,875
*	United States Cellular Corp.	272,525	16,351,500
	Verizon Communications, Inc.	4,153,400	129,627,614
Total Telecommunication Services			436,388,943

Utilities — (0.1%)
	Alliant Energy Corp.	212,900	7,323,760

TOTAL COMMON STOCKS			6,986,994,816

5

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (11.2%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $362,686,049 FHLMC, rates ranging from 4.500% to 7.500%, maturities ranging from 04/01/08 to 10/01/34 & FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 03/01/12 to 05/01/36, valued at $256,161,034) to be repurchased at $248,732,410	$248,698	248,697,661
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $953,261,017 FHLMC, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 02/01/36 & FNMA, rates ranging from 4.937% to 6.100%, maturities ranging from 11/01/13 to 04/01/36, valued at $592,080,266) to be repurchased at $573,847,557	573,767	573,767,230
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $55,694,000 FHLMC Notes 4.00%, 09/22/09, valued at $63,212,690) to be repurchased at $62,286,425	62,278	62,278,000
TOTAL TEMPORARY CASH INVESTMENTS		884,742,891

TOTAL INVESTMENTS - (100.0%)
(Cost $6,527,399,842)		$7,871,737,707

See accompanying Notes to Financial Statements.

6

THE U.S. SMALL XM VALUE SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
 (Unaudited)

		Shares	Value†

COMMON STOCKS — (94.0%)
Consumer Discretionary — (17.4%)
*	99 Cents Only Stores	28,600	$319,748
*	Alderwoods Group, Inc.	24,300	469,962
*	Alloy, Inc.	4,025	48,179
	American Axle & Manufacturing Holdings, Inc.	14,500	254,185
	American Greetings Corp. Class A	29,900	672,451
*	Applica, Inc.	9,200	37,720
	ArvinMeritor, Inc.	21,000	352,170
*	Asbury Automotive Group, Inc.	1,000	20,860
*	Audiovox Corp. Class A	9,742	118,852
*	Aztar Corp.	13,700	710,482
* #	Bally Total Fitness Holding Corp.	13,300	105,070
	Bandag, Inc.	4,600	171,488
	Bandag, Inc. Class A	3,800	121,600
	Bassett Furniture Industries, Inc.	4,600	78,154
#	Beazer Homes USA, Inc.	12,300	611,925
	Belo Corp. Class A	46,300	800,064
* #	Big Lots, Inc.	80,400	1,304,088
#	Blockbuster, Inc. Class A	55,100	256,215
*	Bluegreen Corp.	9,100	109,564
	Bob Evans Farms, Inc.	18,000	502,020
*	Bombay Co., Inc.	5,100	11,730
	Bon-Ton Stores, Inc.	7,100	187,582
	Borders Group, Inc.	54,200	1,125,192
	Brown Shoe Company, Inc.	7,150	251,537
*	Cabela’s, Inc.	300	5,349
	Callaway Golf Co.	4,900	65,317
	CBRL Group, Inc.	18,900	707,427
*	Charming Shoppes, Inc.	60,045	668,901
* #	Charter Communications, Inc.	50,200	52,710
	Citadel Broadcasting Co.	24,000	228,240
	Coachmen Industries, Inc.	6,100	67,405
#	Cooper Tire & Rubber Co.	29,700	337,986
*	Cox Radio, Inc.	19,200	270,144
	CSS Industries, Inc.	4,600	139,610
*	Cumulus Media, Inc. Class A	28,900	334,662
	Dana Corp.	45,100	112,750
*	dELiA*s, Inc.	20	199
	Dillards, Inc. Class A	45,014	1,225,281
*	Dura Automotive Systems, Inc.	6,150	14,206
*	Emmis Communications Corp. Class A	3,642	58,491
	Entercom Communications Corp.	16,577	441,943
*	Entravision Communications Corp.	27,700	217,722
*	Fairchild Corp. Class A	8,736	18,346

1

* #	Federal-Mogul Corp.	98,700	49,350
	Finish Line, Inc. Class A	17,100	218,880
*	Franklin Covey Co.	5,500	44,055
	Fred’s, Inc.	16,700	243,152
#	Furniture Brands International, Inc.	25,400	546,608
*	Gaylord Entertainment Co.	18,650	817,243
	Gray Television, Inc.	20,000	132,400
	Group 1 Automotive, Inc.	11,700	711,009
*	Ha-Lo Industries, Inc.	27,300	0
	Handleman Co.	10,100	86,052
	Hearst-Argyle Television, Inc.	27,500	609,400
*	Jakks Pacific, Inc.	13,499	263,096
*	Jarden Corp.	13,300	399,532
*	Jo-Ann Stores, Inc.	10,700	177,620
*	K2, Inc.	22,100	243,763
	Kellwood Co.	12,900	402,351
	Kimball International, Inc. Class B	12,439	186,585
*	Lakes Entertainment, Inc.	3,096	30,496
	Landry’s Restaurants, Inc.	10,400	318,344
#	La-Z-Boy, Inc.	25,900	387,464
	Lear Corp.	13,400	317,580
	Levitt Corp. Class A	5,600	89,152
*	Lin TV Corp.	10,800	95,040
	Lithia Motors, Inc. Class A	7,200	230,400
*	Live Nation, Inc.	13,400	305,520
	Lone Star Steakhouse & Saloon, Inc.	9,552	248,639
	M/I Homes, Inc.	4,300	154,800
*	MarineMax, Inc.	9,000	258,930
	Media General, Inc. Class A	10,900	410,167
	Modine Manufacturing Co.	16,224	381,264
	Monaco Coach Corp.	8,800	114,752
	Movado Group, Inc.	8,500	158,865
#	Movie Gallery, Inc.	7,000	34,930
	National Presto Industries, Inc.	2,700	146,610
	OfficeMax, Inc.	28,300	1,169,639
*	O’Charleys, Inc.	4,100	68,265
*	Paxson Communications Corp.	18,600	15,624
*	Payless ShoeSource, Inc.	2,200	58,696
	Pier 1 Imports, Inc.	26,000	220,740
*	Proliance International, Inc.	3,823	17,777
*	Radio One, Inc. Class D	22,400	164,192
*	RC2 Corp.	8,300	295,065
*	RCN Corp.	16,500	433,455
*	Rent-Way, Inc.	8,500	61,285
	Russ Berrie & Co., Inc.	5,100	66,300
	Russell Corp.	15,300	279,225
*	Ryan’s Restaurant Group, Inc.	21,000	259,770
	Saks, Inc.	65,000	1,043,250
*	Scholastic Corp.	15,700	413,224
	Service Corp. International	143,900	1,149,761
*	Shiloh Industries, Inc.	5,300	104,039
* #	Six Flags, Inc.	52,000	436,800
	Skyline Corp.	3,300	122,034
	Sonic Automotive, Inc.	14,900	356,557
* #	Source Interlink Companies, Inc.	19,200	217,728

2

*	Spanish Broadcasting System, Inc.	14,010	76,495
	Stage Stores, Inc.	13,205	429,823
	Standard Motor Products, Inc.	7,700	60,907
#	Standard Pacific Corp.	13,600	408,952
	Stewart Enterprises, Inc.	49,400	281,086
*	Stoneridge, Inc.	8,800	68,464
	Stride Rite Corp.	20,800	261,872
#	Superior Industries International, Inc.	10,600	194,934
*	Systemax, Inc.	13,350	99,858
#	Technical Olympic USA, Inc.	17,000	307,020
	The Marcus Corp.	11,000	193,710
	The Pep Boys - Manny, Moe & Jack	27,100	367,205
*	Trans World Entertainment Corp.	15,200	91,048
*	Triple Crown Media, Inc.	2,000	16,020
*	Tweeter Home Entertainment Group, Inc.	1,000	6,930
*	Unifi, Inc.	21,100	72,795
	Unifirst Corp.	4,500	144,225
	United Auto Group, Inc.	27,000	1,137,780
	Visteon Corp.	57,150	424,053
*	Warnaco Group, Inc.	35,752	643,178
* #	WCI Communities, Inc.	13,600	288,184
*	West Marine, Inc.	2,100	30,156
Total Consumer Discretionary			34,979,697

Consumer Staples — (4.7%)
	Alliance One International, Inc.	25,800	111,456
	American Italian Pasta Co.	3,600	26,388
*	BJ’s Wholesale Club, Inc.	13,500	398,250
	Casey’s General Stores, Inc.	25,194	564,094
*	Central Garden & Pet Co.	7,400	309,838
	Chiquita Brands International, Inc.	12,500	178,875
	Corn Products International, Inc.	36,880	983,958
	Del Monte Foods Co.	99,800	1,181,632
	Great Atlantic & Pacific Tea Co., Inc.	16,050	404,460
*	Hain Celestial Group, Inc.	18,600	477,462
	Ingles Market, Inc. Class A	4,000	69,080
	J. M. Smucker Co.	23,300	966,018
	Longs Drug Stores Corp.	5,500	253,220
	Nash Finch Co.	3,800	88,274
*	Pathmark Stores, Inc.	2,969	27,760
* #	Performance Food Group Co.	33,800	1,101,542
	Pilgrim’s Pride Corp.	600	16,218
	Ruddick Corp.	18,700	438,328
	Seaboard Corp.	540	708,480
*	Smart & Final Food, Inc.	12,500	214,375
	Universal Corp.	12,900	475,494
	Weis Markets, Inc.	12,600	504,504
* #	Winn-Dixie Stores, Inc.	31,100	12,129
Total Consumer Staples			9,511,835

Energy — (5.5%)
*	Bristow Group, Inc.	10,800	388,908
	Cimarex Energy Co.	383	15,534
*	Comstock Resources, Inc.	12,700	359,918
*	Forest Oil Corp.	42,400	1,383,936

3

*	Giant Industries, Inc.	3,600	227,520
*	Gulfmark Offshore, Inc.	10,200	256,632
*	Hanover Compressor Co.	52,657	946,246
*	Harvest Natural Resources, Inc.	9,700	133,957
*	Houston Exploration Co.	6,000	319,740
*	Input/Output, Inc.	22,200	214,452
*	Key Energy Group, Inc.	11,400	192,090
*	Mariner Energy, Inc.	34,314	586,083
*	Meridian Resource Corp.	7,900	25,438
	Overseas Shipholding Group, Inc.	18,300	939,705
*	Petrohawk Energy Corp.	33,100	388,263
*	SEACOR Holdings, Inc.	10,050	819,075
*	Stone Energy Corp.	10,800	538,380
*	Swift Energy Corp.	8,700	349,392
	Tidewater, Inc.	26,600	1,349,152
*	TransMontaigne, Inc.	12,200	140,300
*	Universal Compression Holdings, Inc.	14,760	857,851
	USEC, Inc.	43,300	522,198
*	Veritas DGC, Inc.	1,600	75,568
*	Whiting Petroleum Corp.	2,400	90,840
Total Energy			11,121,178

Financials — (22.0%)
	1st Source Corp.	9,600	273,888
	21st Century Insurance Group	34,300	518,616
	Advanta Corp. Class A	4,588	153,514
	Advanta Corp. Class B Non-Voting	7,327	268,168
	Alfa Corp.	40,018	621,480
*	Allegheny Corp.	3,175	896,302
	Amcore Financial, Inc.	9,800	295,470
	American Equity Investment Life Holding Co.	800	10,440
	American Financial Group, Inc.	24,500	1,032,920
	American National Insurance Co.	10,400	1,206,920
	AmerUs Group Co.	19,300	1,122,102
*	Argonaut Group, Inc.	16,123	495,943
	Baldwin & Lyons, Inc. Class B	4,725	111,037
	BankUnited Financial Corp. Class A	17,900	555,258
	Banner Corp.	4,497	165,939
	Brookline Bancorp, Inc.	29,449	421,710
	Chemical Financial Corp.	11,704	341,874
*	CNA Surety Corp.	20,200	346,834
	Commerce Group, Inc.	13,500	766,125
	Community Bank System, Inc.	14,400	279,216
* #	CompuCredit Corp.	3,669	140,376
	Delphi Financial Group, Inc. Class A	14,317	756,940
	Dime Community Bancshares	20,027	283,182
	Downey Financial Corp.	13,900	946,590
	FBL Financial Group, Inc. Class A	14,100	504,498
	First Citizens BancShares, Inc.	3,500	660,835
	First Commonwealth Financial Corp.	34,200	448,020
	First Community Bancorp	7,800	452,868
	First Merchants Corp.	8,300	196,793
	First Niagara Financial Group, Inc.	56,618	797,748
	First Republic Bank	100	4,202
*	FirstFed Financial Corp.	8,300	480,072

4

	Flagstar Bancorp, Inc.	18,600	300,204
	Fremont General Corp.	38,900	786,947
	Great American Financial Resources, Inc.	18,800	367,728
*	Great Lakes Bancorp, Inc.	3,060	54,009
	Hanover Insurance Group, Inc.	24,800	1,174,280
	Harleysville Group, Inc.	15,300	423,657
	Horace Mann Educators Corp.	20,600	345,050
	IndyMac Bancorp, Inc.	32,100	1,473,390
	Infinity Property & Casualty Corp.	9,500	404,890
	Irwin Financial Corp.	14,300	294,580
	KNBT Bancorp, Inc.	13,900	226,570
*	Knight Capital Group, Inc.	51,931	800,776
* #	LaBranche & Co., Inc.	28,200	364,908
	LandAmerica Financial Group, Inc.	8,400	562,128
	MAF Bancorp, Inc.	17,240	746,320
	MCG Capital Corp.	22,587	355,294
	Midland Co.	6,900	273,930
*	Navigators Group, Inc.	6,700	276,174
	NetBank, Inc.	18,773	118,458
	NewAlliance Bancshares, Inc.	55,600	782,292
	Northwest Bancorp, Inc.	3,320	83,133
*	Ocwen Financial Corp.	31,600	358,344
#	Odyssey Re Holdings Corp.	40,320	987,034
	Ohio Casualty Corp.	31,789	949,537
	Partners Trust Financial Group, Inc.	22,700	259,007
*	Pico Holdings, Inc.	4,200	142,800
*	Piper Jaffray Companies, Inc.	6,200	392,398
*	PMA Capital Corp. Class A	14,834	153,532
	Presidential Life Corp.	13,605	340,261
	Prosperity Bancshares, Inc.	9,956	321,479
	Provident Bankshares Corp.	13,222	466,472
	Provident Financial Services, Inc.	34,300	629,748
	Provident New York Bancorp	9,300	120,156
	Reinsurance Group of America, Inc.	19,900	944,255
	Resource America, Inc.	455	8,417
	RLI Corp.	11,400	539,220
*	SCPIE Holdings, Inc.	3,900	91,611
	Selective Insurance Group, Inc.	19,400	1,057,300
	South Financial Group, Inc.	37,300	1,035,075
	StanCorp Financial Group, Inc.	26,000	1,269,320
	State Auto Financial Corp.	20,205	656,662
	Sterling Financial Corp.	10,450	313,918
	Stewart Information Services Corp.	7,900	300,279
	Susquehanna Bancshares, Inc.	23,400	534,456
	SWS Group, Inc.	1,100	25,553
	The Phoenix Companies, Inc.	44,900	636,682
	TierOne Corp.	5,448	178,694
* #	Trenwick Group, Ltd.	38,857	29
*	Triad Guaranty, Inc.	6,800	368,084
	UMB Financial Corp.	20,106	647,815
	Umpqua Holdings Corp.	22,215	585,143
	United Community Financial Corp.	14,500	166,895
	United Fire & Casualty Co.	9,438	295,881
	Washington Federal, Inc.	43,464	997,064
	Webster Financial Corp.	26,800	1,299,532

5

	Wesbanco, Inc.	10,037	301,712
	Wesco Financial Corp.	2,775	1,106,115
Total Financials			44,251,078

Health Care — (2.3%)
*	Albany Molecular Research, Inc.	9,602	98,997
	Alpharma, Inc. Class A	20,800	487,136
	Analogic Corp.	4,865	277,937
*	Andrx Corp.	600	14,016
*	Applera Corp. - Celera Genomics Group	600	6,720
	Cambrex Corp.	12,300	248,460
*	Conmed Corp.	13,675	265,842
*	Cross Country Healthcare, Inc.	21,202	373,791
*	CuraGen Corp.	4,066	15,329
*	Genesis HealthCare Corp.	7,404	348,506
*	Greatbatch, Inc.	8,700	197,403
*	Hanger Orthopedic Group, Inc.	6,900	54,027
*	Kindred Healthcare, Inc.	22,800	578,208
*	Maxygen, Inc.	3,900	30,186
*	MedCath Corp.	2,200	34,276
* #	OCA, Inc.	25,700	2,699
	PerkinElmer, Inc.	14,500	302,470
*	Res-Care, Inc.	7,600	150,860
*	Sequenom, Inc.	12,100	7,865
*	Serologicals Corp.	13,700	427,029
*	Sunrise Senior Living, Inc.	7,868	263,499
*	Viasys Healthcare, Inc.	12,900	324,951
Total Health Care			4,510,207

Industrials — (15.7%)
*	AAR Corp.	3,380	81,390
	Adesa, Inc.	9,000	204,840
*	AGCO Corp.	36,200	885,452
*	Alaska Air Group, Inc.	16,700	646,958
#	Alexander & Baldwin, Inc.	29,156	1,319,309
	Ameron International Corp.	1,700	97,376
	Applied Industrial Technologies, Inc.	13,950	537,773
	Arkansas Best Corp.	12,747	525,304
* #	ATA Holdings Corp.	4,600	0
	Bowne & Co., Inc.	15,930	230,985
	C&D Technologies, Inc.	11,800	77,880
*	CBIZ, Inc.	14,000	115,500
	CDI Corp.	4,400	129,580
	Central Parking Corp.	17,100	244,701
	CIRCOR International, Inc.	5,950	174,157
	Comfort Systems USA, Inc.	12,350	160,550
*	Consolidated Freightways Corp.	100	0
*	Consolidated Graphics, Inc.	6,800	346,392
*	Corrections Corporation of America	19,800	1,012,770
*	Covenant Transport, Inc. Class A	4,900	64,190
	Cubic Corp.	7,600	142,500
	Curtiss-Wright Corp.	600	20,280
*	Dollar Thrifty Automotive Group, Inc.	12,700	577,596
*	Electro Rent Corp.	6,376	105,204
	ElkCorp	6,100	175,375

6

*	EMCOR Group, Inc.	1,900	91,371
*	EnerSys	14,400	202,320
	Ennis, Inc.	3,100	60,512
*	EnPro Industries, Inc.	10,600	368,456
*	Esterline Technologies Corp.	14,700	602,847
	Federal Signal Corp.	4,600	70,288
* #	Frontier Airlines Holdings, Inc.	3,600	22,284
	G & K Services, Inc. Class A	10,956	423,121
	GATX Corp.	30,800	1,337,028
	Heico Corp. Class A	100	2,693
	IKON Office Solutions, Inc.	66,600	860,472
*	Insituform Technologies, Inc. Class A	7,700	197,120
* #	Integrated Electrical Services, Inc.	1,047	20,201
	Interpool, Inc.	16,450	326,697
	Kaman Corp. Class A	12,000	223,200
*	Kansas City Southern	47,400	1,257,522
	Kelly Services, Inc. Class A	16,200	438,372
	Kennametal, Inc.	300	17,940
	Laidlaw International, Inc.	40,100	1,010,520
*	M&F Worldwide Corp.	7,100	112,180
*	Magnetek, Inc.	8,700	23,403
*	Milacron, Inc.	19,167	22,042
	NACCO Industries, Inc. Class A	3,100	442,928
*	NCO Group, Inc.	16,095	423,459
* #	Northwest Airlines Corp.	31,900	18,502
*	Orbital Sciences Corp.	22,000	329,780
*	PHH Corp.	29,500	754,020
* #	PRG-Schultz International, Inc.	27,514	13,207
*	Quanta Services, Inc.	30,968	515,617
*	RailAmerica, Inc.	17,600	198,000
	Regal-Beloit Corp.	15,300	733,329
*	Republic Airways Holdings, Inc.	20,900	320,815
	Ryder System, Inc.	19,300	1,042,779
*	SCS Transportation, Inc.	5,750	140,703
*	Sequa Corp. Class A	2,800	226,100
*	Sequa Corp. Class B	1,300	105,495
*	Shaw Group, Inc.	45,700	1,217,448
	Skywest, Inc.	28,995	673,554
	Smith (A.O.) Corp.	4,800	210,960
*	SOURCECORP, Inc.	10,192	253,577
*	Spherion Corp.	28,700	239,932
	Starrett (L.S.) Co. Class A	2,000	28,420
*	Swift Transportation Co., Inc.	36,600	1,048,224
	Tecumseh Products Co. Class A	6,200	134,602
	Tecumseh Products Co. Class B	2,200	42,900
*	Timco Aviation Services, Inc.	45	104
	Timken Co.	46,500	1,461,495
#	Titan International, Inc.	3,900	74,997
	Tredegar Industries, Inc.	19,300	273,481
	Trinity Industries, Inc.	11,400	710,676
*	Triumph Group, Inc.	7,400	349,502
*	United Rentals, Inc.	10,300	335,574
*	URS Corp.	25,000	1,059,750
	Viad Corp.	10,700	328,383
*	Volt Information Sciences, Inc.	6,000	179,280

7

	Washington Group International, Inc.	8,300	447,287
*	Waste Connections, Inc.	9,500	365,275
	Werner Enterprises, Inc.	39,700	772,959
* #	Wolverine Tube, Inc.	4,800	14,976
* #	YRC Worldwide, Inc.	11,917	470,006
Total Industrials			31,524,747

Information Technology — (15.3%)
*	3Com Corp.	251,161	1,132,736
*	Actel Corp.	3,500	48,580
*	Adaptec, Inc.	58,399	261,044
*	Advanced Digital Information Corp.	30,639	363,685
*	Aeroflex, Inc.	29,900	350,129
*	Agile Software Corp.	24,742	163,050
	Agilysys, Inc.	13,393	220,985
*	Alliance Semiconductor Corp.	13,700	37,812
*	Andrew Corp.	79,656	806,119
*	Applied Micro Circuits Corp.	196,853	578,748
*	Ariba, Inc.	28,481	241,804
*	Atmel Corp.	94,820	455,136
	AVX Corp.	80,500	1,317,785
*	Axcelis Technologies, Inc.	35,900	228,683
*	BearingPoint, Inc.	80,644	647,571
	Belden CDT, Inc.	21,700	690,711
*	Benchmark Electronics, Inc.	25,200	610,092
*	BISYS Group, Inc.	36,200	533,950
	Black Box Corp.	7,800	402,870
*	Borland Software Corp.	30,200	159,758
*	Brooks Automation, Inc.	24,200	292,336
*	Ciber, Inc.	29,100	184,785
*	Ciena Corp.	145,700	610,483
*	Coherent, Inc.	15,922	524,311
*	Conexant Systems, Inc.	34,491	101,059
*	Convergys Corp.	65,900	1,228,376
*	Credence Systems Corp.	45,885	209,236
	CTS Corp.	17,100	232,218
*	Edgewater Technology, Inc.	4,472	30,320
*	Electro Scientific Industries, Inc.	8,700	173,043
*	Electroglas, Inc.	6,000	20,880
*	Electronics for Imaging, Inc.	2,462	57,685
*	Entegris, Inc.	2,000	19,360
*	Exar Corp.	19,402	256,106
*	FSI International, Inc.	2,100	10,164
* #	Genesis Microchip, Inc.	10,000	122,300
*	Gerber Scientific, Inc.	8,100	84,645
*	Glenayre Technologies, Inc.	4,496	12,544
*	Global Imaging Systems, Inc.	11,700	479,115
*	Hutchinson Technology, Inc.	8,200	190,486
	Imation Corp.	17,200	661,856
*	InFocus Corp.	18,500	87,690
*	InfoSpace, Inc.	11,900	269,773
*	Ingram Micro, Inc.	31,900	550,594
*	Insight Enterprises, Inc.	23,781	431,387
*	Integrated Device Technology, Inc.	39,210	562,271
*	Interwoven, Inc.	1,300	11,934

8

*	Iomega Corp.	24,000	78,720
*	JDA Software Group, Inc.	13,552	188,644
*	Keane, Inc.	29,500	408,870
*	Kemet Corp.	40,200	384,312
*	Lattice Semiconductor Corp.	53,400	322,002
	Maximus, Inc.	8,600	273,394
*	McDATA Corp. Class A	32,500	122,850
*	MedQuist, Inc.	20,700	290,007
	Methode Electronics, Inc.	900	8,586
*	MKS Instruments, Inc.	27,346	596,963
*	MPS Group, Inc.	50,600	761,024
*	MSC.Software Corp.	5,000	97,750
*	NetIQ Corp.	23,558	286,701
*	NetRatings, Inc.	2,000	28,800
*	Newport Corp.	20,088	329,443
*	Novell, Inc.	71,050	549,217
*	Nuance Communications, Inc.	2,632	22,951
*	Oplink Communications, Inc.	8,857	167,309
*	Paxar Corp.	20,200	429,654
*	Photronics, Inc.	9,400	158,578
*	Plexus Corp.	47	1,849
*	Polycom, Inc.	38,600	833,374
*	Powerwave Technologies, Inc.	9,835	96,285
*	Quantum Corp.	74,900	217,959
*	RealNetworks, Inc.	31,800	300,828
*	REMEC, Inc.	3,255	3,678
	Sabre Holdings Corp.	6,700	143,380
*	Safeguard Scientifics, Inc.	66,500	156,275
*	SafeNet, Inc.	11,400	189,468
*	Sanmina-SCI Corp.	65,986	310,134
* #	Seagate Technology	1,272	29,701
*	Silicon Graphics, Inc.	53,200	3,511
*	Silicon Storage Technology, Inc.	38,500	143,220
*	Skyworks Solutions, Inc.	51,500	291,490
*	SonicWALL, Inc.	32,300	272,289
*	Standard Microsystems Corp.	10,700	243,853
*	Sycamore Networks, Inc.	207,882	918,838
*	SYNNEX Corp.	6,800	121,992
*	Tech Data Corp.	27,400	994,620
	Technitrol, Inc.	12,139	277,012
*	TIBCO Software, Inc.	8,170	62,664
*	Transmeta Corp.	100	146
*	Triquint Semiconductor, Inc.	67,251	347,015
*	Unisys Corp.	135,400	890,932
*	Vignette Corp.	14,730	200,770
*	Vishay Intertechnology, Inc.	84,700	1,376,375
* #	Vitesse Semiconductor, Inc.	21,800	36,624
*	Web.com, Inc.	180	1,017
*	Zoran Corp.	5,062	125,285
Total Information Technology			30,762,564

Materials — (8.9%)
*	AK Steel Holding Corp.	38	511
	Albemarle Corp.	23,300	1,118,400
	Arch Chemicals, Inc.	10,950	380,513

9

#	Bowater, Inc.	26,000	601,640
*	Buckeye Technologies, Inc.	17,500	136,675
	Cabot Corp.	1,300	43,069
	Calgon Carbon Corp.	9,100	62,062
*	Caraustar Industries, Inc.	13,400	118,054
	Carpenter Technology Corp.	1,500	167,700
*	Chaparral Steel Co.	9,875	606,621
	Chemtura Corp.	10,938	107,521
	Chesapeake Corp.	9,200	125,856
	Cytec Industries, Inc.	18,400	1,059,472
	Ferro Corp.	21,000	369,600
	Georgia Gulf Corp.	1,200	38,676
	Gibraltar Industries, Inc.	14,850	413,573
	Glatfelter (P.H.) Co.	20,400	356,592
*	Graphic Packaging Corp.	58,800	228,144
	Greif, Inc. Class A	3,300	209,220
	H.B. Fuller Co.	4,400	212,300
*	Headwaters, Inc.	1,800	49,410
	Louisiana-Pacific Corp.	12,900	312,954
	Lubrizol Corp.	36,100	1,459,162
*	Maxxam, Inc.	2,600	82,030
	Minerals Technologies, Inc.	13,300	775,922
	Myers Industries, Inc.	13,910	221,169
	NL Industries, Inc.	6,400	76,224
*	OM Group, Inc.	11,200	354,816
*	PolyOne Corp.	30,100	284,445
	Pope & Talbot, Inc.	1,900	11,818
	Reliance Steel & Aluminum Co.	4,040	325,664
	Rock-Tenn Co. Class A	16,700	258,349
	RPM International, Inc.	58,900	1,097,307
	Ryerson, Inc.	11,718	305,840
	Schnitzer Steel Industries, Inc. Class A	11,200	401,408
	Schulman (A.), Inc.	20,955	506,063
	Schweitzer-Maudoit International, Inc.	6,900	175,053
	Sensient Technologies Corp.	21,700	437,906
	Spartech Corp.	16,000	367,360
	Steel Dynamics, Inc.	18,200	1,057,238
	Stepan Co.	3,500	107,450
*	Terra Industries, Inc.	38,100	284,607
	Texas Industries, Inc.	100	4,897
*	Universal Stainless & Alloy Products, Inc.	300	7,980
	Valhi, Inc.	52,700	1,316,973
	Wausau Paper Corp.	24,000	320,880
	Wellman, Inc.	12,500	54,625
	Worthington Industries, Inc.	44,200	752,726
Total Materials			17,766,475

Real Estate Investment Trusts — (0.7%)
	Longview Fibre Co.	36,700	937,318
	Potlatch Corp.	12,078	454,978
Total Real Estate Investment Trusts			1,392,296

Telecommunication Services — (0.7%)
* #	Broadwing Corp.	2,211	25,205
*	Cincinnati Bell, Inc.	85,400	332,206

10

*	IDT Corp.	8,600	117,992
*	IDT Corp. Class B	35,300	488,552
*	Premiere Global Services, Inc.	21,600	162,000
*	Price Communications Corp.	21,600	352,728
	SureWest Communications	200	3,872
Total Telecommunication Services			1,482,555

Utilities — (0.8%)
*	Dynegy, Inc.	129,400	683,232
	New Jersey Resources Corp.	11,300	507,596
	South Jersey Industries, Inc.	14,200	381,412
Total Utilities			1,572,240

TOTAL COMMON STOCKS			188,874,872

RIGHTS/WARRANTS — (0.0%)
*	Imperial Credit Industries, Inc. Warrants 01/31/08	511	0

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.0%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $4,420,000 FNMA 4.554%(r), 08/01/35, valued at $3,420,935) to be repurchased at $3,320,963	$3,320	3,320,499
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $12,595,858 FNMA 5.180%, 02/01/35, valued at $7,603,667) to be repurchased at $7,351,202	7,350	7,350,173
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,194,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,355,190) to be repurchased at $1,335,181	1,335	1,335,000
TOTAL TEMPORARY CASH INVESTMENTS		12,005,672

TOTAL INVESTMENTS - (100.0%) (Cost $184,278,890)		$200,880,544

See accompanying Notes to Financial Statements.

11

THE U.S. SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†

COMMON STOCKS — (92.9%)
Consumer Discretionary — (18.7%)
*	4Kids Entertainment, Inc.	340,041	$5,648,081
*	99 Cents Only Stores	626,500	7,004,270
*	A.C. Moore Arts & Crafts, Inc.	88,225	1,544,820
*	Acme Communications, Inc.	470,411	2,333,239
*	ACT Teleconferencing, Inc.	4,361	502
*	Advanced Marketing Services, Inc.	214,900	848,855
*	Alderwoods Group, Inc.	1,004,406	19,425,212
*	All American Semiconductor, Inc.	69,473	260,524
*	Alloy, Inc.	395,295	4,731,681
	American Axle & Manufacturing Holdings, Inc.	1,780,700	31,215,671
*	American Biltrite, Inc.	54,800	596,772
#	American Greetings Corp. Class A	1,176,900	26,468,481
*	AMS Health Sciences, Inc.	11,000	6,600
*	Applica, Inc.	800,900	3,283,690
*	Arlington Hospitality, Inc.	24,100	78
#	ArvinMeritor, Inc.	1,281,400	21,489,078
*	Asbury Automotive Group, Inc.	10,200	212,772
*	Ashworth, Inc.	436,489	3,937,131
*	Audiovox Corp. Class A	667,217	8,140,047
* #	Avatar Holdings, Inc.	81,823	4,610,726
* #	Aztar Corp.	261,400	13,556,204
*	Ballantyne of Omaha, Inc.	40,000	167,600
* #	Bally Total Fitness Holding Corp.	1,327,900	10,490,410
	Bandag, Inc.	301,219	11,229,444
	Bandag, Inc. Class A	110,900	3,548,800
*	Barry (R.G.) Corp.	146,164	979,299
	Bassett Furniture Industries, Inc.	387,775	6,588,297
* #	Big Lots, Inc.	2,589,610	42,003,474
*	Birks & Mayors, Inc.	25,319	155,079
	Blair Corp.	88,811	3,165,224
#	Blockbuster, Inc. Class A	237,100	1,102,515
*	Bluegreen Corp.	1,017,898	12,255,492
	Bob Evans Farms, Inc.	1,221,132	34,057,371
*	Bombay Co., Inc.	1,202,540	2,765,842
	Bon-Ton Stores, Inc.	452,765	11,962,051
	Books-A-Million, Inc.	382,003	5,691,845
	Borders Group, Inc.	187,257	3,887,455
	Bowl America, Inc. Class A	32,422	468,498
*	Boyds Collection, Ltd.	5,017	2,559
	Brown Shoe Company, Inc.	252,400	8,879,432
*	Buca, Inc.	609,460	3,199,665
*	Cabela’s, Inc.	2,700	48,141
*	CabelTel International Corp.	1,070	2,996

1

*	California Coastal Communities, Inc.	240,078	8,469,952
	Callaway Golf Co.	851,900	11,355,827
*	Capital Pacific Holdings, Inc.	198,300	2,032,575
#	Carmike Cinemas, Inc.	12,438	262,815
*	Carriage Services, Inc.	535,300	2,542,675
*	Catalina Lighting, Inc.	21,640	189,350
*	Cavalier Homes, Inc.	359,640	2,247,750
*	Championship Auto Racing Teams, Inc.	4,800	0
*	Champps Entertainment, Inc.	412,729	3,144,995
*	Charming Shoppes, Inc.	3,302,940	36,794,752
* #	Charter Communications, Inc.	114,800	120,540
*	Chromcraft Revington, Inc.	11,710	149,302
	Churchill Downs, Inc.	2,600	108,004
	Citadel Broadcasting Co.	861,124	8,189,289
	Coachmen Industries, Inc.	537,400	5,938,270
	Coast Distribution System, Inc.	111,800	844,090
	Cobra Electronics Corp.	94,270	1,113,329
*	Collectors Universe, Inc.	65,354	963,318
*	Concord Camera Corp.	782,800	540,132
*	Congoleum Corp. Class A	95,600	208,408
#	Cooper Tire & Rubber Co.	1,979,900	22,531,262
*	Cost Plus, Inc.	147,253	2,224,993
*	Cost-U-Less, Inc.	30,541	239,747
	CSS Industries, Inc.	261,450	7,935,007
*	Culp, Inc.	360,918	1,681,878
* #	Cumulus Media, Inc. Class A	1,685,642	19,519,734
	Cutter & Buck, Inc.	334,442	3,966,482
*	Cybex International, Inc.	109,600	663,080
#	Decorator Industries, Inc.	23,332	201,705
*	dELiA*s, Inc.	373,740	3,718,713
	Delta Apparel, Inc.	225,053	3,918,173
*	Delta Woodside Industries, Inc.	119,200	29,800
*	Diedrich Coffee, Inc.	13	51
*	Dixie Group, Inc.	360,899	4,944,316
* #	Dominion Homes, Inc.	222,966	2,318,846
*	Dorman Products, Inc.	247,162	2,503,751
	Dover Motorsports, Inc.	515,100	3,121,506
*	drugstore.com, Inc.	208,094	597,230
*	Duckwall-ALCO Stores, Inc.	113,400	3,386,124
*	Dura Automotive Systems, Inc.	616,374	1,423,824
*	ELXSI Corp.	27,500	75,625
*	EMAK Worldwide, Inc.	50	315
*	Emerson Radio Corp.	55,012	186,491
*	Emmis Communications Corp. Class A	107,772	1,730,818
*	Enesco Group, Inc.	456,300	433,485
#	Entercom Communications Corp.	471,103	12,559,606
*	Entravision Communications Corp.	2,213,898	17,401,238
*	Fab Industries, Inc.	82,381	0
*	Fairchild Corp. Class A	686,629	1,441,921
*	Featherlite, Inc.	39,150	185,176
	Fedders Corp.	46,966	127,278
	Federal Screw Works	3,125	49,687
* #	Federal-Mogul Corp.	823,500	411,750
*	Finlay Enterprises, Inc.	216,900	2,145,141
	Flexsteel Industries, Inc.	97,815	1,291,158

2

*	Footstar, Inc.	501,800	2,659,540
*	Franklin Covey Co.	330,645	2,648,466
*	Franklin Electronic Publishers, Inc.	116,600	326,480
	Fred’s, Inc.	864,489	12,586,960
*	Friedman’s, Inc. Class A	581,500	0
	Frisch’s Restaurants, Inc.	2,020	50,237
#	Furniture Brands International, Inc.	1,913,836	41,185,751
*	GameTech International, Inc.	174,584	1,382,705
* #	Gander Mountain Co.	13,775	83,476
*	Gaylord Entertainment Co.	1,185,385	51,943,571
*	G-III Apparel Group, Ltd.	275,750	2,445,902
*	Gottschalks, Inc.	232,275	1,834,972
	Gray Television, Inc.	1,489,550	9,860,821
	Gray Television, Inc. Class A	40,050	268,335
*	Great Wolf Resorts, Inc.	141,400	1,671,348
	Group 1 Automotive, Inc.	827,800	50,305,406
*	Ha-Lo Industries, Inc.	223,600	0
*	Hampshire Group, Ltd.	38,100	706,755
	Hancock Fabrics, Inc.	518,800	1,712,040
	Handleman Co.	723,777	6,166,580
*	Harolds Stores, Inc.	2,000	1,440
*	Harris Interactive, Inc.	1,078,607	5,371,463
*	Hartmarx Corp.	998,300	7,457,301
*	Hastings Entertainment, Inc.	339,610	2,567,452
*	Hastings Manufacturing Co.	800	52
	Haverty Furniture Co., Inc.	484,000	6,785,680
*	Hayes Lemmerz International, Inc.	159,175	407,488
*	Hollywood Media Corp.	278,700	1,187,262
	ILX Resorts, Inc.	82,080	776,477
*	Image Entertainment, Inc.	48,350	176,961
*	IMPCO Technologies, Inc.	304,242	3,252,347
*	Interface, Inc. Class A	931,412	10,692,610
*	Interstate Hotels & Resorts, Inc.	781,225	5,077,962
	J. Alexander’s Corp.	122,100	1,032,966
*	Jaclyn, Inc.	27,400	210,980
* #	Jakks Pacific, Inc.	895,220	17,447,838
*	Jameson Inns, Inc.	41,675	120,857
* #	Jo-Ann Stores, Inc.	620,300	10,296,980
*	Johnson Outdoors, Inc.	120,000	2,110,800
*	K2, Inc.	1,649,110	18,189,683
	Kellwood Co.	974,517	30,395,185
	Kimball International, Inc. Class B	762,052	11,430,780
	Knape & Vogt Manufacturing Co.	36,934	693,990
*	LaCrosse Footwear, Inc.	30,550	371,182
*	Lakeland Industries, Inc.	37,161	639,169
*	Lakes Entertainment, Inc.	148,494	1,462,666
	Landry’s Restaurants, Inc.	914,335	27,987,794
*	Lazare Kaplan International, Inc.	128,400	1,088,832
#	La-Z-Boy, Inc.	1,895,397	28,355,139
*	Lenox Group, Inc.	428,700	4,355,592
	Levitt Corp. Class A	340,400	5,419,168
	Libbey, Inc.	108,619	1,234,998
*	Lin TV Corp.	831,050	7,313,240
	Lithia Motors, Inc. Class A	523,675	16,757,600
*	Lodgenet Entertainment Corp.	26,000	491,660

3

*	Lodgian, Inc.	589,147	6,781,082
	Lone Star Steakhouse & Saloon, Inc.	670,176	17,444,681
*	Luby’s, Inc.	52,700	550,188
	M/I Homes, Inc.	466,751	16,803,036
*	Mace Security International, Inc.	5,400	14,040
*	Magna Entertainment Corp.	155,700	895,275
*	Main Street Restaurant Group, Inc.	283,060	1,766,294
*	MarineMax, Inc.	24,100	693,357
*	Marisa Christina, Inc.	63,600	39,114
	McRae Industries, Inc. Class A	30,653	344,080
*	Meade Instruments Corp.	663,220	1,823,855
	Media General, Inc. Class A	111,200	4,184,456
*	Merisel, Inc.	3,600	24,012
*	Mestek, Inc.	28,800	416,160
	Modine Manufacturing Co.	628,127	14,760,984
	Monaco Coach Corp.	884,700	11,536,488
*	Mothers Work, Inc.	84,861	2,255,605
	Movado Group, Inc.	589,800	11,023,362
#	Movie Gallery, Inc.	63,013	314,435
* #	Multimedia Games, Inc.	490,806	5,501,935
*	Nathan’s Famous, Inc.	85,472	1,160,881
	National Presto Industries, Inc.	142,820	7,755,126
*	National RV Holdings, Inc.	283,350	1,615,095
*	Nature Vision, Inc.	2,100	18,753
*	Navigant International, Inc.	507,801	8,246,688
*	Nitches, Inc.	12,141	55,484
	Nobel Learning Communities, Inc.	81,263	826,038
*	Odd Job Stores, Inc.	175,300	33,307
*	Ohio Art Co.	3,500	21,000
* #	Oneida, Ltd.	177,100	38,962
	Orleans Homebuilders, Inc.	34,000	671,840
*	O’Charleys, Inc.	748,117	12,456,148
* #	Palm Harbor Homes, Inc.	176,091	3,402,078
*	Paxson Communications Corp.	455,700	382,788
* #	Payless ShoeSource, Inc.	1,590,400	42,431,872
*	PC Mall, Inc.	212,779	1,349,019
*	Perry Ellis International, Inc.	334,544	8,082,583
	Phillips-Van Heusen Corp.	97,117	3,442,798
*	Phoenix Footwear Group, Inc.	185,224	903,893
#	Pier 1 Imports, Inc.	254,000	2,156,460
*	Point.360	10,500	23,940
*	Pomeroy IT Solutions, Inc.	408,204	2,992,135
*	Proliance International, Inc.	344,742	1,603,050
*	QEP Co., Inc.	31,332	327,106
* #	Quaker Fabric Corp.	552,928	884,685
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	538,213	2,152,852
*	Radio One, Inc. Class D	544,127	3,988,451
*	RC2 Corp.	74,801	2,659,176
*	RCN Corp.	919,444	24,153,794
* #	Reading International, Inc. Class A	210,599	1,699,534
*	Reading International, Inc. Class B	14,460	111,342
*	Red Lion Hotels Corp.	413,200	4,743,536
*	Regent Communications, Inc.	1,377,651	5,744,805
*	Rent-Way, Inc.	703,100	5,069,351
* #	Retail Ventures, Inc.	191,809	2,925,087

4

*	Rex Stores Corp.	345,550	5,100,318
*	Riviera Holdings Corp.	16,500	347,325
*	Rockford Corp.	252,100	932,770
*	Rocky Brands, Inc.	49,417	1,176,125
	Russ Berrie & Co., Inc.	316,738	4,117,594
	Russell Corp.	1,134,900	20,711,925
*	Ryan’s Restaurant Group, Inc.	1,190,334	14,724,432
	S&K Famous Brands, Inc.	77,400	1,176,480
*	Safety Components International, Inc.	1,155	15,939
* #	Salton, Inc.	402,500	1,106,875
*	Schieb (Earl), Inc.	74,400	297,600
*	Scholastic Corp.	191,030	5,027,910
	Service Corp. International	293,908	2,348,325
* #	Sharper Image Corp.	403,441	5,470,660
*	Shiloh Industries, Inc.	380,946	7,477,970
*	Shoe Carnival, Inc.	439,414	10,233,952
* #	Six Flags, Inc.	3,312,300	27,823,320
	Skyline Corp.	151,000	5,583,980
*	Smith & Wollensky Restaurant Group, Inc.	157,900	795,816
#	Sonic Automotive, Inc.	1,228,493	29,397,837
* #	Source Interlink Companies, Inc.	1,022,887	11,599,539
*	Southern Energy Homes, Inc.	178,100	1,255,605
*	Spanish Broadcasting System, Inc.	198,346	1,082,969
*	SPAR Group, Inc.	4,600	4,922
*	Sport Chalet, Inc. Class A	79,800	662,340
*	Sport Chalet, Inc. Class B	11,375	87,587
*	Sport Supply Group, Inc.	103,800	555,330
	Sport-Haley, Inc.	61,800	315,798
	Stage Stores, Inc.	804,738	26,194,222
	Standard Motor Products, Inc.	673,350	5,326,198
	Star Buffet, Inc.	7,100	53,534
*	Steinway Musical Instruments, Inc.	257,800	6,973,490
	Stewart Enterprises, Inc.	3,455,054	19,659,257
*	Stoneridge, Inc.	657,700	5,116,906
	Stride Rite Corp.	1,127,600	14,196,484
*	Sunterra Corp.	445,309	4,604,495
#	Superior Industries International, Inc.	957,900	17,615,781
	Superior Uniform Group, Inc.	136,600	1,762,140
*	Syms Corp.	340,300	6,118,594
*	Syntax-Brillian Corp.	177,642	401,471
*	Systemax, Inc.	635,900	4,756,532
*	Tag-It Pacific, Inc.	53,200	31,920
	Tandy Brand Accessories, Inc.	79,231	816,079
*	Tarrant Apparel Group	282,800	503,384
	Technical Olympic USA, Inc.	24,800	447,888
	The Marcus Corp.	685,100	12,064,611
	The Pep Boys - Manny, Moe & Jack	1,959,000	26,544,450
*	The Rowe Companies	9,300	17,112
*	The Sands Regent	15,292	223,263
*	The Sports Club Co., Inc.	114,000	131,100
*	The Steak n Shake Co.	9,800	160,524
	Traffix, Inc.	294,284	1,671,533
*	Trans World Entertainment Corp.	1,051,874	6,300,725
*	Triple Crown Media, Inc.	153,103	1,226,355
*	Trump Entertainment Resorts, Inc.	29,661	642,457

5

*	Tweeter Home Entertainment Group, Inc.	724,272	5,019,205
*	Unapix Entertainment, Inc.	1,700	0
*	Unifi, Inc.	1,660,466	5,728,608
	Unifirst Corp.	257,100	8,240,055
	United Auto Group, Inc.	1,451,600	61,170,424
*	United Retail Group, Inc.	19,015	270,013
*	Vail Resorts, Inc.	17,496	628,981
*	Virco Manufacturing Corp.	58,286	262,287
	Visteon Corp.	3,341,165	24,791,444
*	Warnaco Group, Inc.	1,394,074	25,079,391
* #	WCI Communities, Inc.	1,230,000	26,063,700
	Wellco Enterprises, Inc.	1,300	16,900
* #	Wells-Gardner Electronics Corp.	87,313	212,171
* #	West Marine, Inc.	300,684	4,317,822
*	Western Metals Corp.	100,400	40,160
*	Wilsons The Leather Experts, Inc.	470,201	1,716,234
*	Zapata Corp.	249,080	1,793,376
Total Consumer Discretionary			1,684,792,761

Consumer Staples — (3.7%)
	Alliance One International, Inc.	2,849,007	12,307,710
#	American Italian Pasta Co.	588,900	4,316,637
	Cal-Maine Foods, Inc.	489,579	3,427,053
* #	Carrington Laboratories, Inc.	113,500	482,375
	Casey’s General Stores, Inc.	465,552	10,423,709
	Chiquita Brands International, Inc.	1,362,073	19,491,265
	Corn Products International, Inc.	574,800	15,335,664
	Farmer Brothers Co.	3,300	66,891
*	Foodarama Supermarkets, Inc.	14,520	762,300
	Golden Enterprises, Inc.	17,000	48,110
#	Great Atlantic & Pacific Tea Co., Inc.	1,275,400	32,140,080
*	Griffin Land & Nurseries, Inc. Class A	26,445	837,381
*	Hain Celestial Group, Inc.	1,363,050	34,989,493
*	Hines Horticulture, Inc.	3,500	12,705
	Imperial Sugar Co. (New)	239,752	5,576,632
	Ingles Market, Inc. Class A	375,022	6,476,630
*	Katy Industries, Inc.	131,100	403,788
	Longs Drug Stores Corp.	1,027,500	47,306,100
	Marsh Supermarkets, Inc. Class A	36,400	458,968
	Marsh Supermarkets, Inc. Class B	58,500	736,515
*	Monterey Pasta Co.	461,835	3,080,439
#	Nash Finch Co.	368,743	8,565,900
*	Natrol, Inc.	122,500	270,725
*	Natural Alternatives International, Inc.	108,000	1,096,200
	Oil-Dri Corp. of America	46,600	836,470
*	Omega Protein Corp.	693,800	4,246,056
*	Pathmark Stores, Inc.	467,190	4,368,226
* #	Performance Food Group Co.	1,179,735	38,447,564
*	PriceSmart, Inc.	563,725	7,012,683
*	Pyramid Breweries, Inc.	154,289	404,237
* #	Redhook Ale Brewery, Inc.	159,999	620,796
	Ruddick Corp.	63,200	1,481,408
*	San Filippo (John B.) & Son, Inc.	177,710	2,454,175
*	Scheid Vineyards, Inc.	6,720	215,040
*	Schiff Nutrition International, Inc.	152,450	1,035,135

6

	Scope Industries	8,100	565,380
	Seaboard Corp.	16,756	21,983,872
*	Seneca Foods Corp. Class B	10,400	249,392
*	Smart & Final Food, Inc.	430,355	7,380,588
	Spartan Stores, Inc.	19,195	254,334
	Stephan Co.	50,700	173,394
	Tasty Baking Co.	237,500	2,151,750
	The Topps Co., Inc.	240,353	1,963,684
	Universal Corp.	797,011	29,377,825
	Weis Markets, Inc.	50,900	2,038,036
* #	Winn-Dixie Stores, Inc.	1,506,200	587,418
Total Consumer Staples			336,460,733

Energy — (5.6%)
	Adams Resources & Energy, Inc.	1,786	56,152
* #	BPZ Energy, Inc.	4,188	11,726
*	Bristow Group, Inc.	808,100	29,099,681
*	Callon Petroleum Co.	647,700	11,567,922
#	Cimarex Energy Co.	292,885	11,879,416
*	Delta Petroleum Corp.	254,229	4,372,743
*	Edge Petroleum Corp.	63,640	1,317,984
*	Giant Industries, Inc.	312,500	19,750,000
*	Gulfmark Offshore, Inc.	426,461	10,729,759
* #	Hanover Compressor Co.	3,500,624	62,906,213
*	Harvest Natural Resources, Inc.	479,900	6,627,419
* #	Horizon Offshore, Inc.	26,178	620,419
* #	Houston Exploration Co.	325,042	17,321,488
*	Infinity, Inc.	6,828	46,430
* #	Input/Output, Inc.	659,500	6,370,770
	Maritrans, Inc.	96,226	2,481,669
*	Meridian Resource Corp.	2,390,747	7,698,205
*	Parker Drilling Co.	1,877,999	13,859,633
* #	Petrohawk Energy Corp.	1,457,292	17,094,035
*	SEACOR Holdings, Inc.	765,133	62,358,339
*	Stone Energy Corp.	1,011,411	50,418,838
*	Swift Energy Corp.	577,905	23,208,665
*	T-3 Energy Services, Inc.	880	21,155
*	Torch Offshore, Inc.	4	0
*	TransMontaigne, Inc.	1,397,224	16,068,076
*	Trico Marine Services, Inc.	11,145	359,983
*	U.S. Energy Corp. Wyoming	25,300	116,380
*	Universal Compression Holdings, Inc.	1,121,884	65,203,898
	USEC, Inc.	3,116,702	37,587,426
*	Veritas DGC, Inc.	359,800	16,993,354
*	Whiting Petroleum Corp.	110,235	4,172,395
Total Energy			500,320,173

Financials — (15.4%)
	1st Source Corp.	513,010	14,636,175
	21st Century Insurance Group	332,529	5,027,838
*	ACE Cash Express, Inc.	304,935	8,114,320
	Advanta Corp. Class A	277,153	9,273,539
	Advanta Corp. Class B Non-Voting	449,919	16,467,035
*	Aether Holdings, Inc.	1,448,132	5,807,009
	Alfa Corp.	222,061	3,448,607

7

#	Alliance Financial Corp.	2,000	57,960
	Ameriana Bancorp	27,895	379,651
* #	American Business Financial Services, Inc.	6,479	65
	American Equity Investment Life Holding Co.	98,851	1,290,006
*	American Independence Corp.	1,981	21,672
*	American Physicians Capital, Inc.	296,708	13,713,844
	American Physicians Services Group, Inc.	35,800	512,012
	Ameris Bancorp	20,886	444,872
*	AmeriServe Financial, Inc.	442,431	2,212,155
*	Argonaut Group, Inc.	1,125,690	34,626,224
	ASB Financial Corp.	10,400	214,500
*	Atlantic American Corp.	43,738	126,403
	Baldwin & Lyons, Inc. Class B	313,025	7,356,087
*	Bancinsurance Corp.	76,470	458,820
	Bancorp Rhode Island, Inc.	2,792	105,007
	BankUnited Financial Corp. Class A	361,238	11,205,603
	Banner Corp.	356,280	13,146,732
	Bar Harbor Bankshares	400	11,636
	Berkshire Bancorp, Inc.	100	1,695
	Berkshire Hills Bancorp, Inc.	33,592	1,155,565
	Beverly Hills Bancorp, Inc.	482,462	4,530,318
*	BFC Financial Corp.	25,546	165,794
*	BNCCORP, Inc.	3,500	43,750
#	Brookline Bancorp, Inc.	1,597,267	22,872,863
*	Brunswick Bancorp	1,000	12,270
	California First National Bancorp	90,300	1,327,410
	Camco Financial Corp.	24,344	342,764
	Capital Southwest Corp.	20,160	1,995,638
	Carrollton Bancorp	600	10,890
	Center Bancorp, Inc.	48,684	641,655
	Central Bancorp, Inc.	1,701	56,133
*	Centrue Financial Corp.	332	8,036
*	Ceres Group, Inc.	820,733	4,916,191
	CFS Bancorp, Inc.	371,985	5,497,938
	Chemical Financial Corp.	403,547	11,787,608
	Citizens First Bancorp, Inc.	167,044	4,593,710
	Citizens South Banking Corp.	4,254	52,792
* #	Citizens, Inc.	234,271	1,236,951
	Clark, Inc.	634,328	8,373,130
*	CNA Surety Corp.	727,595	12,492,806
	Commercial National Financial Corp.	200	3,910
#	Community Bank System, Inc.	923,800	17,912,482
	Community Banks, Inc.	34,820	896,615
	Community Capital Corp.	1,162	24,878
	Community Central Bank Corp.	5	58
	Community West Bancshares	6,300	98,343
*	CompuCredit Corp.	433,103	16,570,521
*	Consumer Portfolio Services, Inc.	26,691	199,916
	Cooperative Bankshares, Inc.	28,100	702,500
*	Cowlitz Bancorporation	700	10,360
	Delphi Financial Group, Inc. Class A	935,063	49,436,781
	Delta Financial Corp.	31,400	295,160
	Dime Community Bancshares	24,303	343,644
	Donegal Group, Inc. Class A	488,502	8,631,830
	Donegal Group, Inc. Class B	62,085	1,046,132

8

	EMC Insurance Group, Inc.	423,379	13,497,323
*	Epoch Holding Corp.	107,000	535,000
	ESB Financial Corp.	3,200	38,464
	Exchange National Bancshares, Inc.	2,800	79,996
	FBL Financial Group, Inc. Class A	828,727	29,651,852
	Federal Agriculture Mortgage Corporation	75,100	1,881,255
	Fidelity Southern Corp.	28,624	501,779
	Financial Institutions, Inc.	20,042	379,595
*	Firebrand Financial Group, Inc.	86,400	6,264
	First Bancorp of Indiana, Inc.	1,200	23,706
	First Bancshares, Inc.	2,082	34,873
*	First Bank of Delaware	70,403	164,039
	First Citizens BancShares, Inc.	8,678	1,638,493
	First Commonwealth Financial Corp.	17,900	234,490
	First Community Bancshares, Inc.	8,594	274,149
	First Defiance Financial Corp.	140,390	3,801,761
	First Federal Bancshares of Arkansas, Inc.	114,300	2,721,483
	First Federal Bankshares, Inc.	1,300	28,860
	First Federal of Northern Michigan Bancorp, Inc.	5,400	53,190
	First Financial Corp.	111,921	3,423,663
	First Franklin Corp.	1,280	20,314
*	First Investors Financial Services Group, Inc.	119,100	923,025
	First Keystone Financial, Inc.	37,100	726,047
	First M&F Corp.	10,938	215,308
*	First Mariner Bancorp, Inc.	27,177	523,157
	First Merchants Corp.	507,716	12,037,946
	First Niagara Financial Group, Inc.	281,989	3,973,225
	First Place Financial Corp.	474,473	10,841,708
	First United Corp.	9,300	198,834
	First West Virginia Bancorp, Inc.	101	1,924
	Firstbank Corp.	37,498	883,078
*	FirstCity Financial Corp.	59,092	671,876
* #	FirstFed Financial Corp.	424,900	24,576,216
	Flag Financial Corp.	10,600	223,448
	Flagstar Bancorp, Inc.	479,900	7,745,586
	FNB Corp. VA	9,733	329,949
	FNB Financial Services Corp.	21,718	324,684
#	FNB United Corp.	9,332	173,855
*	FPIC Insurance Group, Inc.	349,473	13,129,701
*	Franklin Bank Corp.	327,638	6,519,996
	GB&T Bancshares, Inc.	219,928	4,743,847
	Great American Financial Resources, Inc.	268,000	5,242,080
*	Great Lakes Bancorp, Inc.	218,776	3,861,396
	Greene County Bancshares, Inc.	2,100	63,147
	Guaranty Federal Bancshares, Inc.	15,000	430,500
	Habersham Bancorp	1,600	38,080
	Harleysville Group, Inc.	963,685	26,684,438
#	Harleysville Savings Financial Corp.	4,836	84,727
	Harrington West Financial Group, Inc.	2,650	42,797
	HF Financial Corp.	70,806	1,240,875
	HMN Financial, Inc.	85,029	2,869,729
	Home Federal Bancorp	900	24,984
	HopFed Bancorp, Inc.	1,300	21,450
	Horace Mann Educators Corp.	1,718,508	28,785,009
	Independence Holding Co.	112,901	2,489,467

9

	Infinity Property & Casualty Corp.	727,612	31,010,823
	Integra Bank Corp.	51,363	1,159,263
	Investors Title Co.	21,902	974,420
	Irwin Financial Corp.	896,842	18,474,945
	ITLA Capital Corp.	151,188	7,536,722
	Jefferson Bancshares, Inc.	4,510	58,720
*	KMG America Corp.	174,800	1,491,044
	KNBT Bancorp, Inc.	489,724	7,982,501
*	Knight Capital Group, Inc.	1,799,439	27,747,349
* #	LaBranche & Co., Inc.	1,331,740	17,232,716
	Lakeland Bancorp, Inc.	6,300	88,011
#	LandAmerica Financial Group, Inc.	632,212	42,307,627
	Leesport Financial Corp.	3,798	86,957
	Lincoln Bancorp	1,500	27,375
	LNB Bancorp, Inc.	1,700	31,263
	LSB Bancshares, Inc.	10,642	191,496
	LSB Corp.	4,312	72,010
	LSB Financial Corp.	1,100	30,376
	MAF Bancorp, Inc.	911,880	39,475,285
	MainSource Financial Group, Inc.	6,097	103,649
	MASSBANK Corp.	73,958	2,432,479
	MCG Capital Corp.	1,112,834	17,504,879
*	Meadowbrook Insurance Group, Inc.	851,564	6,454,855
	Medallion Financial Corp.	558,199	7,273,333
*	Mercer Insurance Group, Inc.	2,272	42,464
	Merchants Group, Inc.	24,500	722,750
	Meta Financial Group, Inc.	32,500	731,250
	MFB Corp.	18,100	530,873
	MicroFinancial, Inc.	149,800	521,304
	Midland Co.	80,759	3,206,132
	MidWestOne Financial Group, Inc.	4,251	81,832
	MutualFirst Financial, Inc.	1,300	26,286
	National Security Group, Inc.	300	4,950
	National Western Life Insurance Co. Class A	23,900	5,400,922
*	Navigators Group, Inc.	403,916	16,649,418
	NBC Capital Corp.	5,532	111,193
	NetBank, Inc.	297,582	1,877,742
	New Hampshire Thrift Bancshares, Inc.	1,250	20,000
	NewAlliance Bancshares, Inc.	21,100	296,877
*	Newtek Business Services, Inc.	134,657	251,809
	North Central Bancshares, Inc.	39,300	1,550,581
	Northeast Bancorp	21,300	449,430
	Northrim BanCorp, Inc.	7,215	181,400
	Northway Financial, Inc.	1,200	44,880
	NYMAGIC, Inc.	155,616	4,940,808
*	Ocwen Financial Corp.	1,623,030	18,405,160
	Ohio Casualty Corp.	1,901,751	56,805,302
#	Omega Financial Corp.	238,344	7,624,625
*	Pacific Premier Bancorp, Inc.	52,740	606,510
	Pamrapo Bancorp, Inc.	300	6,000
	Parkvale Financial Corp.	41,941	1,203,707
	Partners Trust Financial Group, Inc.	1,326,206	15,132,010
	PAULA Financial	89,200	223,000
*	Penn Treaty American Corp.	538,300	4,370,996
	Peoples Bancorp, Inc. IN	3,701	75,445

10

	Peoples Bancorp, Inc. OH	180,635	5,144,485
	Peoples Community Bancorp	2,050	40,795
*	Pico Holdings, Inc.	370,877	12,609,818
	Pinnacle Bancshares, Inc.	12,700	178,625
* #	Piper Jaffray Companies, Inc.	565,361	35,781,698
*	PMA Capital Corp. Class A	1,052,417	10,892,516
	Pocahontas Bancorp, Inc.	76,875	974,391
*	Premier Financial Bancorp, Inc.	3,104	47,367
	Presidential Life Corp.	966,437	24,170,589
	ProCentury Corp.	3,600	46,116
	Provident Financial Holdings, Inc.	183,305	5,108,710
	Provident Financial Services, Inc.	1,843,960	33,855,106
	Provident New York Bancorp	144,942	1,872,651
*	PSB Bancorp, Inc.	43,600	524,944
	Rainier Pacific Financial Group, Inc.	22,229	390,341
	Renasant Corp.	95,593	3,616,283
*	Republic First Bancorp, Inc.	75,254	1,019,692
	Resource America, Inc.	220,195	4,073,607
	Riverview Bancorp, Inc.	112,403	2,740,385
	RLI Corp.	280,379	13,261,927
	Rome Bancorp, Inc.	24,490	315,921
*	RTW, Inc.	163,150	1,812,597
	Rurban Financial Corp.	700	8,225
*	SCPIE Holdings, Inc.	191,200	4,491,288
*	Seabright Insurance Holdings	151,800	2,404,512
	Selective Insurance Group, Inc.	950,202	51,786,009
	Shore Financial Corp.	500	8,488
	Simmons First National Corp. Class A	310,424	8,195,194
	Sound Federal Bancorp, Inc.	81,525	1,685,937
#	South Street Financial Corp.	2,400	22,320
*	Southcoast Financial Corp.	930	20,367
	Southern Community Financial Corp.	40,265	391,778
*	Standard Management Corp.	131,500	53,915
	State Auto Financial Corp.	25,700	835,250
	Sterling Financial Corp.	78,910	2,370,456
	Stewart Information Services Corp.	607,500	23,091,075
*	Sun American Bancorp	300	1,605
*	Sun Bancorp, Inc.	245,371	4,159,038
	Susquehanna Bancshares, Inc.	1,267,061	28,939,673
	Sussex Bancorp	10,309	149,996
	SWS Group, Inc.	263,400	6,118,782
	Synergy Financial Group, Inc.	58,041	851,461
	Texas United Bancshares, Inc.	300	7,200
	TF Financial Corp.	36,700	1,056,593
	The Phoenix Companies, Inc.	3,130,300	44,387,654
	TierOne Corp.	70,139	2,300,559
	Timberland Bancorp, Inc.	121,324	3,736,779
	Tower Financial Corp.	3,182	60,792
* #	Trenwick Group, Ltd.	199,776	150
*	Triad Guaranty, Inc.	385,464	20,865,166
	UMB Financial Corp.	1,358,038	43,755,984
#	Umpqua Holdings Corp.	937,271	24,687,718
*	Unico American Corp.	146,700	1,723,725
	UnionBancorp, Inc.	1,409	28,391
*	United America Indemnity, Ltd.	258,776	5,881,978

11

	United Community Financial Corp.	932,183	10,729,426
	United Fire & Casualty Co.	28,856	904,636
	Vail Banks, Inc.	500	8,025
*	Vesta Insurance Group, Inc.	1,137,100	102,339
	Wainwright Bank & Trust Co.	3,619	40,175
	Wayne Savings Bancshares, Inc.	1,101	16,636
	Wesbanco, Inc.	445,638	13,395,878
	Westbank Corp.	1,709	27,942
	Willow Grove Bancorp, Inc.	352,157	5,898,630
	WVS Financial Corp.	2,200	37,444
	Ziegler Companies, Inc.	8,100	200,475
Total Financials			1,392,341,429

Health Care — (4.1%)
*	Accelrys, Inc.	785,857	5,634,595
*	Albany Molecular Research, Inc.	735,223	7,580,149
*	Allied Healthcare International, Inc.	502,185	1,918,347
*	Allied Healthcare Products, Inc.	131,733	796,985
*	Almost Family, Inc.	3,426	85,239
	Alpharma, Inc. Class A	1,427,100	33,422,682
	American Shared Hospital Services	41,330	264,512
	Analogic Corp.	182,529	10,427,882
*	Andrx Corp.	45,935	1,073,042
*	Angeion Corp.	315	1,581
*	Applera Corp. - Celera Genomics Group	24,200	271,040
*	Aradigm Corp.	580	876
* #	Arena Pharmaceuticals, Inc.	272,335	3,714,649
	Argonaut Technologies, Inc.	5,149	1,648
*	Arqule, Inc.	553,985	2,991,519
	Atrion Corp.	23,000	1,656,000
*	ATS Medical, Inc.	71,560	202,515
*	Avigen, Inc.	660,174	3,703,576
*	Bioanalytical Systems, Inc.	30,500	190,625
*	BioScrip, Inc.	1,158,415	6,429,203
*	Bioveris Corp.	35,600	236,740
*	Bruker BioSciences Corp.	179,893	1,041,580
*	Caliper Life Sciences, Inc.	835,419	4,294,054
	Cambrex Corp.	867,583	17,525,177
*	Capital Senior Living Corp.	782,199	8,604,189
*	Caprius, Inc.	72	73
*	Cardiac Science Corp.	7,364	64,730
*	Cardiotech International, Inc.	40,991	96,739
*	CareCentric, Inc.	29,400	44,100
* #	Clinical Data, Inc.	5,883	108,953
*	Conmed Corp.	607,245	11,804,843
*	Corautus Genetics, Inc.	642	533
*	Criticare Systems, Inc.	86,900	411,906
*	Cross Country Healthcare, Inc.	1,059,532	18,679,549
* #	CuraGen Corp.	1,250,136	4,713,013
* #	Curative Health Services, Inc.	447,518	8,279
*	Curis, Inc.	20	31
*	CytRx Corp.	2,800	3,721
*	Del Global Technologies Corp.	68,417	188,147
*	Discovery Partners International, Inc.	704,696	1,754,693
*	Dyax Corp.	210,082	787,808

12

* #	Emisphere Technologies, Inc.	142,527	1,389,638
*	Encore Medical Corp.	1,490,453	7,422,456
*	Endologix, Inc.	84,700	304,073
*	Enzon Pharmaceuticals, Inc.	53,000	394,850
* #	Epicept Corp.	36,299	97,281
*	Gene Logic, Inc.	1,061,148	2,589,201
*	Genesis HealthCare Corp.	583,325	27,457,108
*	Greatbatch, Inc.	121,200	2,750,028
*	GTC Biotherapeutics, Inc.	373,369	373,369
*	Hanger Orthopedic Group, Inc.	721,400	5,648,562
*	Harvard Bioscience, Inc.	520,349	2,185,466
*	HealthTronics, Inc.	447,956	3,305,915
*	HMS Holdings Corp.	269,150	2,594,606
	Hooper Holmes, Inc.	2,056,600	6,190,366
*	ImmunoGen, Inc.	252,038	919,939
*	Incyte Corp.	320,278	1,335,559
*	Innovative Clinical Solutions, Ltd.	4,226	15
*	Insmed, Inc.	36,825	61,498
*	IntegraMed America, Inc.	125,862	1,529,223
*	Iridex Corp.	18,158	188,843
*	I-Trax, Inc.	300,900	959,871
	Kewaunee Scientific Corp.	33,500	301,165
*	Kindred Healthcare, Inc.	1,130,181	28,661,390
* #	La Jolla Pharmaceutical Co.	3,800	14,288
* #	Lipid Sciences, Inc.	83,402	128,439
*	Maxygen, Inc.	363,623	2,814,442
*	MedCath Corp.	360,164	5,611,355
*	Medical Staffing Network Holdings, Inc.	418,300	1,991,108
*	MEDTOX Scientific, Inc.	296,635	2,996,014
*	MGI Pharma, Inc.	250	4,503
*	Microtek Medical Holdings, Inc.	1,019,985	3,773,945
*	Monogram Biosciences, Inc.	773,115	1,437,994
* #	Nanogen, Inc.	389,956	830,606
*	National Dentex Corp.	4,094	87,775
	National Home Health Care Corp.	52,733	528,912
	National Research Corp.	38,348	834,069
*	Neose Technologies, Inc.	19,526	59,554
*	Neurogen Corp.	134,097	733,511
*	New Brunswick Scientific Co., Inc.	99,271	808,066
* #	North American Scientific, Inc.	135,561	261,633
*	Novoste Corp.	2,900	8,193
	NWH, Inc.	55,200	983,112
* #	OCA, Inc.	1,657,439	174,031
* #	Occulogix, Inc.	57,000	127,110
*	Orthologic Corp.	370,815	574,763
*	Oscient Pharmaceutical Corp.	38,118	48,029
*	Osteotech, Inc.	244,569	1,100,561
*	PDI, Inc.	145,175	1,996,156
*	Pediatric Services of America, Inc.	246,000	3,222,600
*	Pharmacopia Drug Discovery, Inc.	145,725	721,339
*	PRAECIS Pharmaceuticals, Inc.	306,427	1,636,320
*	Radiologix, Inc.	251,892	602,022
*	Res-Care, Inc.	524,177	10,404,913
*	Rita Medical Systems, Inc.	866,647	3,171,928
*	Rural/Metro Corp.	132,500	944,725

13

*	Savient Pharmaceuticals, Inc.	47,150	271,113
*	Sequenom, Inc.	629,951	409,468
*	Serologicals Corp.	251,781	7,848,014
*	Sonic Innovations, Inc.	199,966	973,834
	Span-American Medical System, Inc.	25,200	281,988
*	Spectrum Pharmaceuticals, Inc.	1,300	5,122
*	SRI/Surgical Express, Inc.	88,310	453,913
*	Strategic Diagnostics, Inc.	9,450	29,295
*	SunLink Health Systems, Inc.	64,300	628,854
* #	Sunrise Senior Living, Inc.	1,197,700	40,110,973
*	Synovis Life Technologies, Inc.	263,835	2,572,391
*	Theragenics Corp.	1,054,600	3,575,094
*	Third Wave Technologies, Inc.	4,476	11,638
*	Titan Pharmaceuticals, Inc.	299,798	593,600
* #	Trestle Holdings, Inc.	4,640	1,021
*	Tripos, Inc.	8,500	21,607
*	United American Healthcare Corp.	17,750	70,113
*	Urologix, Inc.	46,100	164,116
*	Viasys Healthcare, Inc.	18,500	466,015
*	Vical, Inc.	461,818	2,978,726
*	Zoll Medical Corp.	288,008	8,530,797
Total Health Care			366,025,653

Industrials — (18.8%)
* #	AAR Corp.	1,013,430	24,403,394
*	Ablest, Inc.	18,260	160,779
	Abrams Industries, Inc.	15,881	67,653
	Aceto Corp.	494,110	3,784,883
*	Active Power, Inc.	976,749	4,307,463
*	AirNet Systems, Inc.	308,100	896,571
	Alamo Group, Inc.	193,507	4,206,842
*	Alaska Air Group, Inc.	1,108,200	42,931,668
*	Allied Defense Group, Inc.	148,500	3,186,810
*	Allied Holdings, Inc.	2,835	2,608
	Ambassadors International, Inc.	173,400	3,854,682
	Ameron International Corp.	290,605	16,645,854
*	Amistar Corp.	41,700	108,420
	Ampco-Pittsburgh Corp.	210,250	6,908,815
	Amrep Corp.	95,131	3,972,671
	Angelica Corp.	203,800	3,914,998
	Applied Industrial Technologies, Inc.	1,046,700	40,350,285
	Arkansas Best Corp.	49,692	2,047,807
* #	Armstrong Holdings, Inc.	116,650	86,321
* #	ATA Holdings Corp.	184,300	0
*	Avalon Holding Corp. Class A	24,712	112,192
*	Axsys Technologies, Inc.	3,093	51,127
*	AZZ, Inc.	140,600	3,184,590
*	Baldwin Technology Co., Inc. Class A	216,500	1,190,750
	Bowne & Co., Inc.	1,174,613	17,031,889
*	Butler International, Inc.	80,000	204,000
	C&D Technologies, Inc.	795,600	5,250,960
*	Cannon Express, Inc.	900	0
* #	Capstone Turbine Corp.	61,250	186,813
*	Catalytica Energy Systems, Inc.	233,600	350,400
*	CBIZ, Inc.	1,628,679	13,436,602

14

	CDI Corp.	29,267	861,913
	Central Parking Corp.	1,260,237	18,033,991
	Champion Industries, Inc.	106,401	927,817
*	Channell Commercial Corp.	16,178	58,241
	Chase Corp.	500	7,175
	Chicago Rivet & Machine Co.	10,700	238,610
	CIRCOR International, Inc.	539,023	15,777,203
*	Comforce Corp.	57,100	169,016
	Comfort Systems USA, Inc.	1,288,300	16,747,900
*	Compudyne Corp.	79,933	556,334
	CompX International, Inc.	36,800	574,080
*	Consolidated Freightways Corp.	14,900	37
*	Consolidated Graphics, Inc.	214,594	10,931,418
* #	Continental Airlines, Inc.	1,997,839	49,546,407
*	Cornell Companies, Inc.	465,548	7,355,658
*	Corrpro Companies, Inc.	87,175	61,894
*	Covenant Transport, Inc. Class A	399,887	5,238,520
*	Cross (A.T.) Co. Class A	230,700	1,061,220
*	Crown Andersen, Inc.	20,800	4,784
	Cubic Corp.	78,600	1,473,750
* #	Distributed Energy Systems Corp.	598,364	3,033,705
*	Dollar Thrifty Automotive Group, Inc.	910,300	41,400,444
*	Ducommun, Inc.	270,279	5,248,818
	Eastern Co.	19,600	432,180
	Ecology & Environment, Inc. Class A	27,700	282,540
*	Electro Rent Corp.	449,951	7,424,192
*	EMCOR Group, Inc.	798,938	38,420,928
*	EnerSys	202,700	2,847,935
	Ennis, Inc.	386,500	7,544,480
* #	EnPro Industries, Inc.	764,544	26,575,549
	Espey Manufacturing & Electronics Corp.	7,600	135,280
*	Esterline Technologies Corp.	1,004,093	41,177,854
	Federal Signal Corp.	875,215	13,373,285
*	First Aviation Services, Inc.	8,900	41,546
*	First Consulting Group, Inc.	118,640	1,074,878
*	Flowserve Corp.	1,358,728	72,257,155
* #	Frontier Airlines Holdings, Inc.	1,169,414	7,238,673
*	Frozen Food Express Industries, Inc.	584,849	5,901,126
* #	FTI Consulting, Inc.	14,644	386,455
* #	FuelCell Energy, Inc.	222,029	2,322,423
	G & K Services, Inc. Class A	468,270	18,084,587
	GATX Corp.	1,340,100	58,173,741
*	Gehl Co.	287,709	7,635,797
*	GP Strategies Corp.	344,165	2,650,071
	Hardinge, Inc.	207,158	2,952,002
*	Hawaiian Holdings, Inc.	488,385	1,880,282
	Heico Corp.	247,286	7,579,316
	Heico Corp. Class A	14,365	386,849
*	Herley Industries, Inc.	493,878	9,344,181
* #	Hexcel Corp.	567,350	11,676,063
*	Hudson Technologies, Inc.	48,700	65,745
*	Huttig Building Products, Inc.	85,502	548,068
	IKON Office Solutions, Inc.	2,708,500	34,993,820
*	Industrial Distribution Group, Inc.	307,075	3,067,679
*	Innotrac Corp.	101,600	233,680

15

*	Insituform Technologies, Inc. Class A	163,456	4,184,474
* #	Integrated Alarm Services Group, Inc.	10,419	38,863
* #	Integrated Electrical Services, Inc.	63,141	1,217,990
	International Aluminum Corp.	67,641	2,727,962
*	International Shipholding Corp.	82,200	1,077,642
	Interpool, Inc.	778,914	15,469,232
*	JPS Industries, Inc.	42,600	143,988
*	Kadant, Inc.	469,660	11,008,830
	Kaman Corp. Class A	689,743	12,829,220
* #	Kansas City Southern	2,071,700	54,962,201
	Kelly Services, Inc. Class A	624,999	16,912,473
*	Key Technology, Inc.	20,200	251,490
*	Ladish Co., Inc.	160,431	6,319,377
*	Lydall, Inc.	504,000	4,566,240
*	Lynch Corp.	9,667	84,103
*	M&F Worldwide Corp.	573,876	9,067,241
*	Mac-Gray Corp.	330,600	4,268,046
*	Magnetek, Inc.	930,900	2,504,121
* #	MAIR Holdings, Inc.	614,108	3,537,262
*	Marten Transport, Ltd.	119,226	2,333,253
*	Maxco, Inc.	38,000	314,260
* #	MCSi, Inc.	1,500	0
*	Meadow Valley Corp.	10,414	119,761
* #	Medialink Worldwide, Inc.	120,717	482,868
*	Merrimac Industries, Inc.	36,170	339,998
*	Mesa Air Group, Inc.	873,997	8,372,891
*	MFRI, Inc.	69,156	719,914
* #	Midwest Air Group, Inc.	606,357	2,710,416
*	Milacron, Inc.	1,131,768	1,301,533
*	Misonix, Inc.	106,431	569,406
* #	Modtech Holdings, Inc.	455,114	4,273,520
*	Moore Handley, Inc.	2,000	12,500
	Mueller Industries, Inc.	267,137	8,722,023
	NACCO Industries, Inc. Class A	116,000	16,574,080
*	Nashua Corp.	123,500	927,485
*	National Patent Development Corp.	231,665	331,281
*	National Technical Systems, Inc.	151,383	1,205,009
*	NCO Group, Inc.	1,093,883	28,780,075
*	New Horizons Worldwide, Inc.	3,468	2,601
*	North America Galvanizing & Coatings, Inc.	72,600	278,784
* #	Orbital Sciences Corp.	762,900	11,435,871
	Outlook Group Corp.	58,400	774,968
*	P.A.M. Transportation Services, Inc.	1,350	36,167
*	Patrick Industries, Inc.	104,464	1,294,309
*	Patriot Transportation Holding, Inc.	1,400	123,046
*	Peerless Manufacturing Co.	1,612	35,415
*	PHH Corp.	1,132,400	28,944,144
*	Powell Industries, Inc.	9,000	202,950
*	PPT Vision, Inc.	21,850	12,673
	Preformed Line Products Co.	12,500	442,375
* #	PRG-Schultz International, Inc.	548,549	263,304
	Protection One, Inc.	61	917
	Providence & Worcester Railroad Co.	48,600	824,256
* #	Quanta Services, Inc.	3,842,526	63,978,058
*	RailAmerica, Inc.	1,286,938	14,478,053

16

*	RCM Technologies, Inc.	233,500	1,354,300
	Regal-Beloit Corp.	1,157,883	55,497,332
*	RemedyTemp, Inc.	181,500	2,996,565
*	Republic Airways Holdings, Inc.	1,068,648	16,403,747
*	Riviera Tool Co.	8,100	4,293
	Robbins & Myers, Inc.	496,300	11,633,272
*	Rush Enterprises, Inc. Class A	595,489	10,373,418
*	Rush Enterprises, Inc. Class B	103,800	1,674,294
	Schuff International, Inc.	94,100	1,105,675
*	SCS Transportation, Inc.	515,632	12,617,515
*	Secom General Corp.	11,400	13,395
*	Sequa Corp. Class A	93,500	7,550,125
*	Sequa Corp. Class B	28,500	2,312,775
*	Servotronics, Inc.	1,000	5,860
*	Shaw Group, Inc.	1,915,098	51,018,211
*	SIFCO Industries, Inc.	80,005	348,022
*	Sitel Corp.	1,110,100	5,250,773
	Skywest, Inc.	766,022	17,794,691
	Smith (A.O.) Corp.	712,600	31,318,770
	Smith (A.O.) Corp. Convertible Class A	68,950	3,030,353
*	Smithway Motor Xpress Corp. Class A	72,600	736,164
*	SOURCECORP, Inc.	534,934	13,309,158
*	SPACEHAB, Inc.	117,147	151,120
	Sparton Corp.	135,359	1,137,016
*	Spherion Corp.	2,085,689	17,436,360
	Standard Register Co.	57,750	749,595
	Standex International Corp.	8,800	258,280
	Starrett (L.S.) Co. Class A	63,600	903,756
*	Strategic Distribution, Inc.	64,124	676,508
	Supreme Industries, Inc.	97,710	693,741
	Sypris Solutions, Inc.	545,111	4,644,346
*	TB Wood’s Corp.	92,087	1,012,957
*	TeamStaff, Inc.	84,700	129,591
	Tecumseh Products Co. Class A	455,670	9,892,596
	Tecumseh Products Co. Class B	15,400	300,300
*	Timco Aviation Services, Inc.	270	621
#	Titan International, Inc.	145,100	2,790,273
	Todd Shipyards Corp.	80,450	2,646,805
*	Trailer Bridge, Inc.	109,500	908,850
*	Transtechnology Corp.	95,900	978,180
*	TRC Companies, Inc.	237,800	2,485,010
	Tredegar Industries, Inc.	1,344,486	19,051,367
#	Trinity Industries, Inc.	1,334,350	83,183,379
*	Triumph Group, Inc.	548,417	25,901,735
*	Tufco Technologies, Inc.	3,800	25,840
	Twin Disc, Inc.	75,520	2,429,478
*	U.S. Xpress Enterprises, Inc. Class A	160,990	3,585,247
* #	United Rentals, Inc.	1,755,101	57,181,191
*	URS Corp.	1,118,267	47,403,338
*	USA Truck, Inc.	228,604	4,519,501
* #	Valence Technology, Inc.	4,800	9,264
*	Valpey Fisher Corp.	10,250	39,258
	Viad Corp.	229,500	7,043,355
*	Volt Information Sciences, Inc.	396,700	11,853,396
	Washington Group International, Inc.	117,306	6,321,620

17

	Waste Industries USA, Inc.	273,017	5,544,975
	Werner Enterprises, Inc.	107,015	2,083,582
*	Westaff, Inc.	195,100	776,498
* #	Western Power & Equipment Corp.	4,091	6,546
*	Willis Lease Finance Corp.	137,497	1,182,474
* #	Wolverine Tube, Inc.	487,800	1,521,936
*	Xanser Corp.	255,500	1,165,080
Total Industrials			1,696,217,734

Information Technology — (14.8%)
*	3Com Corp.	435,867	1,965,760
*	Actel Corp.	845,719	11,738,580
*	ActivIdentity Corp.	543,310	2,309,068
*	Adaptec, Inc.	2,474,174	11,059,558
*	Adept Technology, Inc.	190	2,571
*	Advanced Digital Information Corp.	931,543	11,057,415
*	Aehr Test Systems	105,600	677,910
*	Aeroflex, Inc.	282,915	3,312,935
*	Aetrium, Inc.	75,348	361,670
*	Agile Software Corp.	1,862,601	12,274,541
	Agilysys, Inc.	931,534	15,370,311
	Allen Organ Co. Class B	4,900	389,550
*	Alliance Semiconductor Corp.	1,156,002	3,190,566
*	Allied Motion Technologies, Inc.	44,700	225,735
	American Software, Inc. Class A	221,223	1,544,137
*	American Technical Ceramics Corp.	86,595	1,143,054
*	Amtech Systems, Inc.	3,996	28,076
*	Anadigics, Inc.	486,355	4,153,472
*	Analex Corp.	43,000	105,350
*	Analysts International Corp.	555,681	1,444,771
* #	Analytical Surveys, Inc.	830	955
*	Anaren, Inc.	575,048	11,305,444
*	Answerthink, Inc.	81,882	384,845
*	APA Enterprises, Inc.	155,000	217,000
*	Applied Films Corp.	433,516	12,290,179
*	Applied Innovation, Inc.	154,297	614,102
* #	Applied Micro Circuits Corp.	9,638,568	28,337,390
*	Ariba, Inc.	385,594	3,273,693
*	Art Technology Group, Inc.	200,613	619,894
*	Aspen Technology, Inc.	338,027	3,954,916
*	Astea International, Inc.	12,900	119,454
	Astro-Med, Inc.	31,240	362,072
*	Atari, Inc.	8,567	5,483
*	Atmel Corp.	11,988	57,542
*	Authentidate Holding Corp.	25,074	67,449
*	Autobytel, Inc.	40,794	131,765
*	Avanex Corp.	392,800	683,472
* #	Avici Systems, Inc.	448,223	2,729,678
*	Aware, Inc.	544,134	3,096,122
*	Axcelis Technologies, Inc.	1,434,705	9,139,071
*	AXT, Inc.	606,453	2,098,327
*	BearingPoint, Inc.	269,900	2,167,297
	Bel Fuse, Inc. Class B	18,213	571,524
	Belden CDT, Inc.	1,507,627	47,987,767
*	Bell Industries, Inc.	159,363	398,408

18

* #	Bell Microproducts, Inc.	939,070	5,671,983
*	Benchmark Electronics, Inc.	957,250	23,175,023
	Black Box Corp.	646,533	33,393,429
*	Blonder Tongue Laboratories, Inc.	22,200	40,404
	Bogen Communications International, Inc.	44,100	331,853
*	Borland Software Corp.	833,763	4,410,606
*	Brooks Automation, Inc.	1,407,778	17,005,958
*	CalAmp Corp.	774,912	7,578,639
*	CallWave, Inc.	195,539	733,271
*	Captaris, Inc.	971,452	4,507,537
*	Carrier Access Corp.	290,166	2,309,721
*	Catalyst Semiconductor, Inc.	289,651	1,248,396
*	C-COR, Inc.	360,744	2,474,704
	Celeritek, Inc.	256,005	35,841
* #	CellStar Corp.	395,169	1,276,396
*	Centillium Communications, Inc.	101,429	321,530
*	CEVA, Inc.	151,488	930,136
*	Ciber, Inc.	1,974,100	12,535,535
* #	Ciena Corp.	1,279,600	5,361,524
*	Ciprico, Inc.	106,600	634,270
*	Clarus Corp.	385,300	2,600,775
*	Cognitronics Corp.	8,300	23,821
*	Coherent, Inc.	1,136,108	37,412,036
*	Comarco, Inc.	6,862	69,718
* #	Commerce One, Inc.	55,600	0
	Communications Systems, Inc.	18,850	204,523
*	Computer Horizons Corp.	865,232	4,300,203
*	Computer Task Group, Inc.	223,300	1,060,675
*	Conexant Systems, Inc.	377,556	1,106,239
*	Cosine Communications, Inc.	309,226	773,065
* #	Cray, Inc.	400	744
*	Credence Systems Corp.	2,359,263	10,758,239
*	Crossroads Systems, Inc.	16,900	21,632
*	CSP, Inc.	24,560	173,148
	CTS Corp.	1,275,200	17,317,216
*	Data I/O Corp.	85,100	342,953
*	Data Systems & Software, Inc.	90,000	252,900
*	Datalink Corp.	157,500	992,250
	Dataram Corp.	26,715	140,254
* #	Delphax Technologies, Inc.	75,025	219,073
*	Digi International, Inc.	451,993	5,374,197
*	Digimarc Corp.	382,171	2,281,561
* #	Digital Angel Corp.	344,750	1,213,520
*	Ditech Networks, Inc.	904,477	8,176,472
*	Dot Hill Systems Corp.	1,188,053	4,562,124
*	EasyLink Services Corp.	640	429
*	Echelon Corp.	277,073	2,332,955
*	Edgewater Technology, Inc.	267,353	1,812,653
*	Electro Scientific Industries, Inc.	207,623	4,129,621
*	Electroglas, Inc.	478,233	1,664,251
*	EMS Technologies, Inc.	151,626	2,991,581
*	En Pointe Technologies, Inc.	38,900	62,240
*	Entegris, Inc.	60,960	590,093
*	ePlus, Inc.	254,132	3,430,782
*	ESS Technology, Inc.	757,609	1,954,631

19

*	Evans & Sutherland Computer Corp.	181,900	1,038,649
*	Exar Corp.	1,454,122	19,194,410
*	Forgent Networks, Inc.	356,664	520,729
	Frequency Electronics, Inc.	119,165	1,468,113
*	FSI International, Inc.	897,462	4,343,716
*	Gateway, Inc.	1,088,500	1,872,220
* #	Genesis Microchip, Inc.	499,852	6,113,190
*	Gerber Scientific, Inc.	681,749	7,124,277
*	Giga-Tronics, Inc.	28,400	54,812
*	Glenayre Technologies, Inc.	872,800	2,435,112
*	Globecomm Systems, Inc.	159,000	1,052,580
*	Globix Corp.	595,500	2,501,100
* #	Glowpoint, Inc.	124,001	47,120
*	GSE Systems, Inc.	82,593	363,409
*	GTSI Corp.	305,730	1,898,583
*	Halifax Corp.	23,600	64,900
*	HEI, Inc.	800	1,784
*	hi/fn, Inc.	407,870	2,186,183
*	HomeStore, Inc.	6	36
* #	Hutchinson Technology, Inc.	449,868	10,450,434
*	Hypercom Corp.	1,192,800	12,906,096
* #	Ibis Technology Corp.	61,840	145,571
*	Identix, Inc.	111,548	658,133
*	iGATE Capital Corp.	541,829	3,256,392
*	I-many, Inc.	391,100	911,263
	Imation Corp.	726,300	27,948,024
*	InFocus Corp.	1,324,988	6,280,443
*	Inforte Corp.	373,403	1,870,749
* #	InfoSpace, Inc.	677,043	15,348,565
*	Innovex, Inc.	413,129	1,797,111
*	Insight Enterprises, Inc.	981,484	17,804,120
*	InsWeb Corp.	22,766	62,607
*	Integrated Device Technology, Inc.	329,721	4,728,199
*	Integrated Silicon Solution, Inc.	1,100,179	6,205,010
*	Intelligent Systems Corp.	51,575	103,150
*	Intelligroup, Inc.	70,900	128,329
*	Internet Capital Group, Inc.	626,236	5,398,154
* #	Internet Commerce Corp.	49,200	178,104
*	Interphase Corp.	57,747	337,242
*	Interwoven, Inc.	1,440,360	13,222,505
*	Intest Corp.	6,843	29,630
*	IntriCon Corp.	75,800	481,330
*	Intrusion, Inc.	23,200	14,846
*	Iomega Corp.	1,677,700	5,502,856
* #	IPIX Corp.	7,400	9,768
*	Jaco Electronics, Inc.	105,569	352,178
*	JDA Software Group, Inc.	1,008,978	14,044,974
*	Keane, Inc.	454,700	6,302,142
*	Kemet Corp.	2,990,584	28,589,983
*	Key Tronic Corp.	178,490	660,413
*	Keynote Systems, Inc.	283,700	2,976,013
*	Lantronix, Inc.	137,900	295,106
*	Lattice Semiconductor Corp.	2,929,945	17,667,568
*	LeCroy Corp.	368,958	5,054,725
* #	Level 8 Systems, Inc.	5,866	63

20

*	Lightbridge, Inc.	779,629	9,121,659
* #	LightPath Technologies, Inc.	30,800	140,756
*	Logic Devices, Inc.	91,300	149,367
*	LogicVision, Inc.	155,000	285,200
*	LookSmart, Ltd.	150,608	658,157
*	Management Network Group, Inc.	287,450	675,508
*	Manugistic Group, Inc.	692,187	1,723,546
*	Mapinfo Corp.	37,382	509,143
	Maximus, Inc.	14,400	457,776
*	McDATA Corp. Class A	2,010,216	7,598,616
*	McDATA Corp. Class B	279,600	989,784
* #	MDI, Inc.	184,500	164,205
*	MedQuist, Inc.	463,973	6,500,262
* #	Merix Corp.	681,678	6,557,742
*	MetaSolv, Inc.	577,837	1,768,181
	Methode Electronics, Inc.	202,575	1,932,566
*	Micro Linear Corp.	186,500	522,200
*	Microsemi Corp.	100,186	2,402,460
*	Microtune, Inc.	113,540	726,656
*	MKS Instruments, Inc.	1,571,248	34,300,344
* #	MPS Group, Inc.	3,608,200	54,267,328
*	MRV Communications, Inc.	693,200	2,072,668
* #	MSC.Software Corp.	935,339	18,285,877
* #	MTI Technology Corp.	300	387
*	MTM Technologies, Inc.	6,100	17,690
*	Nanometrics, Inc.	423,264	4,778,651
*	Napster, Inc.	20,400	65,484
*	NeoMagic Corp.	21,641	89,377
*	NetIQ Corp.	1,803,953	21,954,108
*	NetManage, Inc.	82,416	421,146
*	NetRatings, Inc.	379,321	5,462,222
*	NetScout Systems, Inc.	283,980	2,263,321
*	Network Engines, Inc.	18,200	32,214
*	Network Equipment Technologies, Inc.	767,484	2,256,403
*	Newport Corp.	1,401,969	22,992,292
*	NMS Communications Corp.	190,600	766,212
*	Nu Horizons Electronics Corp.	569,917	4,736,010
*	Nuance Communications, Inc.	447,230	3,899,846
*	NumereX Corp. Class A	63,075	451,239
* #	NYFIX, Inc.	481,227	2,497,568
	O.I. Corp.	51,500	608,988
*	Omtool, Ltd.	52,514	293,816
*	Oplink Communications, Inc.	22,242	420,151
*	OPNET Technologies, Inc.	71,692	812,270
*	OPTi, Inc.	166,200	481,980
*	Optical Cable Corp.	109,302	534,487
*	Optical Communication Products, Inc.	325,548	667,373
*	OSI Systems, Inc.	577,323	11,494,501
*	Overland Storage, Inc.	359,205	2,866,456
*	Paxar Corp.	1,214,350	25,829,225
*	PC Connection, Inc.	630,583	3,720,440
*	PC-Tel, Inc.	651,060	6,425,962
*	Pegasystems, Inc.	572,020	3,969,819
* #	Pemstar, Inc.	816,622	2,327,373
*	Perceptron, Inc.	272,866	2,087,425

21

*	Performance Technologies, Inc.	223,471	1,620,165
*	Pericom Semiconductor Corp.	890,588	7,748,116
*	Pervasive Software, Inc.	229,749	953,458
*	Phoenix Technologies, Ltd.	226,973	1,316,443
*	Photronics, Inc.	671,481	11,327,884
*	Planar Systems, Inc.	498,455	6,669,328
*	PLATO Learning, Inc.	502,434	3,406,503
*	Plexus Corp.	153,144	6,023,154
* #	Powerwave Technologies, Inc.	983,861	9,631,999
	Printronix, Inc.	105,567	1,464,214
*	Qualstar Corp.	1,336	4,168
*	Quantum Corp.	1,187,800	3,456,498
*	QuickLogic Corp.	410,017	2,296,095
*	Quovadx, Inc.	688,945	1,777,478
*	RadiSys Corp.	167,072	3,466,744
*	RealNetworks, Inc.	627,095	5,932,319
*	REMEC, Inc.	494,523	558,811
*	Reptron Electronics, Inc.	2,856	3,284
	Richardson Electronics, Ltd.	83,469	573,432
*	Rudolph Technologies, Inc.	485,029	8,041,781
*	S1 Corp.	1,316,908	7,242,994
*	Safeguard Scientifics, Inc.	1,086,000	2,552,100
*	SafeNet, Inc.	928,206	15,426,784
* #	SatCon Technology Corp.	95,500	199,595
*	SBS Technologies, Inc.	479,265	7,898,287
*	SCM Microsystems, Inc.	348,670	1,084,364
*	Seachange International, Inc.	952,372	5,942,801
* #	Seagate Technology	103,230	2,410,421
*	Selectica, Inc.	916,002	2,317,485
*	Sigmatron International, Inc.	16,600	144,088
*	Silicon Graphics, Inc.	1,500,757	99,050
*	Silicon Storage Technology, Inc.	1,821,630	6,776,464
*	SimpleTech, Inc.	604,536	2,387,917
*	Sipex Corp.	494,753	1,484,259
*	Skyworks Solutions, Inc.	2,474,662	14,006,587
*	Somera Communications, Inc.	8,760	20,411
*	Sonic Foundry, Inc.	22,400	49,952
*	SonicWALL, Inc.	1,886,854	15,906,179
*	Spectrum Control, Inc.	175,318	1,402,544
*	Standard Microsystems Corp.	335,777	7,652,358
*	SteelCloud, Inc.	5,800	8,120
	Stellent, Inc.	812,136	9,039,074
*	Stratos International, Inc.	406,507	2,321,155
*	SumTotal Systems, Inc.	16,097	91,431
*	Sunrise Telecom, Inc.	188,500	433,550
*	Suntron Corp.	91,075	176,686
*	Sycamore Networks, Inc.	2,789,307	12,328,737
*	Sykes Enterprises, Inc.	335,438	5,782,951
*	Symmetricom, Inc.	560,351	4,062,545
*	SYNNEX Corp.	181,900	3,263,286
*	Taitron Components, Inc.	6,400	14,112
*	Technical Communications Corp.	6,200	22,599
	Technitrol, Inc.	580,522	13,247,512
*	Technology Solutions Co.	21,689	221,011
*	TechTeam Global, Inc.	223,200	2,216,376

22

*	Telular Corp.	79,325	182,448
*	Terayon Communication Systems, Inc.	118,800	200,772
*	Tessco Technologies, Inc.	5,361	104,111
	TheStreet.com, Inc.	88,716	1,051,285
*	Tier Technologies, Inc. Class B	602,698	3,929,591
*	TII Network Technologies, Inc.	96,800	244,904
*	Tollgrade Communications, Inc.	434,178	4,176,792
*	Track Data Corp.	13,052	39,156
*	Transcat, Inc.	59,100	319,140
	Trans-Lux Corp.	2,746	16,064
*	Transmeta Corp.	9,591	14,003
*	Triquint Semiconductor, Inc.	3,803,015	19,623,557
*	Tumbleweed Communications Corp.	36,600	101,016
*	Tut Systems, Inc.	20,889	56,191
*	Ulticom, Inc.	33,170	301,184
* #	Verilink Corp.	118,178	2,954
* #	Verso Technologies, Inc.	949	968
*	Vicon Industries, Inc.	86,500	242,200
*	Viewpoint Corp.	1,400	2,324
*	Vignette Corp.	1,050,019	14,311,759
* #	Viisage Technology, Inc.	45,598	611,013
* #	Vitech America, Inc.	470	0
* #	Vitesse Semiconductor, Inc.	10,800	18,144
* #	Vyyo, Inc.	59,514	396,363
*	WatchGuard Technologies, Inc.	1,158,796	5,539,045
*	Web.com, Inc.	505,439	2,855,730
*	Webb Interactive Services, Inc.	1,300	130
*	White Electronics Designs Corp.	632,942	3,234,334
	Wireless Telecom Group, Inc.	132,600	358,020
	Woodhead Industries, Inc.	334,272	5,839,732
* #	Zhone Technologies, Inc.	688,376	1,445,590
*	Zomax, Inc.	1,025,246	1,671,151
*	Zones, Inc.	170,200	1,077,366
*	Zoran Corp.	1,246,965	30,862,384
*	Zygo Corp.	409,212	6,154,548
Total Information Technology			1,335,818,993

Materials — (9.5%)
* #	AK Steel Holding Corp.	1,032,216	13,883,305
*	American Pacific Corp.	107,684	904,546
	Arch Chemicals, Inc.	415,837	14,450,336
*	Atlantis Plastics, Inc.	46,500	462,210
*	Badger Paper Mills, Inc.	10,300	721
	Bairnco Corp.	113,600	1,172,352
*	Brush Engineered Materials, Inc.	570,700	11,796,369
*	Buckeye Technologies, Inc.	1,305,077	10,192,651
	Calgon Carbon Corp.	1,161,200	7,919,384
*	Caraustar Industries, Inc.	935,728	8,243,764
#	Carpenter Technology Corp.	669,762	74,879,392
*	Chaparral Steel Co.	777,712	47,774,848
	Chesapeake Corp.	683,906	9,355,834
* #	Coeur d’Alene Mines Corp.	199,724	954,681
	Commercial Metals Co.	527,464	12,980,889
*	Continental Materials Corp.	6,700	180,900
*	Core Molding Technologies, Inc.	45,300	280,407

23

	CPAC, Inc.	81,559	433,894
*	Detrex Corp.	12,700	107,823
*	Devcon International Corp.	51,500	396,550
*	Environmental Technologies Corp.	35,800	0
	Ferro Corp.	251,718	4,430,237
	Friedman Industries, Inc.	16,835	138,720
	Gibraltar Industries, Inc.	900,810	25,087,559
	Glatfelter (P.H.) Co.	1,487,100	25,994,508
*	Graphic Packaging Corp.	567,200	2,200,736
	Greif, Inc. Class A	168,720	10,696,848
	H.B. Fuller Co.	725,500	35,005,375
* #	Headwaters, Inc.	152,517	4,186,592
*	ICO, Inc.	260,200	1,301,000
*	Impreso, Inc.	6,400	11,136
*	Kaiser Aluminum Corp.	265	68
*	Keystone Consolidated Industries, Inc.	18,342	477
*	Lesco, Inc.	185,453	2,900,485
*	Material Sciences Corp.	412,667	4,576,477
*	Maxxam, Inc.	103,900	3,278,045
	Minerals Technologies, Inc.	568,400	33,160,456
	Myers Industries, Inc.	1,216,771	19,346,659
	Niagara Corp.	130,300	2,084,800
#	NL Industries, Inc.	800	9,528
	NN, Inc.	394,581	5,137,445
*	Northwest Pipe Co.	109,860	2,942,051
	Olympic Steel, Inc.	299,800	9,989,336
*	OM Group, Inc.	1,055,300	33,431,904
*	Omnova Solutions, Inc.	86,851	528,054
	Penford Corp.	167,923	2,312,300
*	PolyOne Corp.	645,206	6,097,197
	Pope & Talbot, Inc.	477,700	2,971,294
	Quaker Chemical Corp.	292,850	5,013,592
	Reliance Steel & Aluminum Co.	922,498	74,362,564
	Rock of Ages Corp.	87,600	424,860
	Rock-Tenn Co. Class A	1,168,523	18,077,051
	Rotonics Manufacturing, Inc.	4,900	14,455
#	Ryerson, Inc.	868,939	22,679,308
#	Schnitzer Steel Industries, Inc. Class A	787,268	28,215,685
	Schulman (A.), Inc.	1,037,091	25,045,748
	Schweitzer-Maudoit International, Inc.	416,200	10,558,994
	Sensient Technologies Corp.	1,195,100	24,117,118
	Spartech Corp.	1,153,900	26,493,544
	Steel Dynamics, Inc.	793,107	46,071,586
	Steel Technologies, Inc.	437,888	8,214,779
	Stepan Co.	150,100	4,608,070
*	Stillwater Mining Co.	1,412,780	19,397,469
	Summa Industries, Inc.	48,332	459,637
*	Synalloy Corp.	83,316	1,083,941
*	Terra Industries, Inc.	3,293,400	24,601,698
#	Texas Industries, Inc.	560,757	27,460,270
	Tronox, Inc. Class A	73,200	950,136
*	U.S. Concrete, Inc.	610,136	7,553,484
*	Universal Stainless & Alloy Products, Inc.	81,242	2,161,037
	Vulcan International Corp.	11,100	681,263
	Wausau Paper Corp.	1,622,899	21,698,160

24

*	Webco Industries, Inc.	9,290	673,525
	Wellman, Inc.	851,400	3,720,618
*	WHX Corp.	1,413	0
*	Williams Industries, Inc.	3,400	8,806
	Worthington Industries, Inc.	7,100	120,913
Total Materials			858,658,454

Other — (0.0%)
* #	AstroPower, Inc.	22,344	0
* (R)	Big 4 Ranch, Inc.	73,300	0
*	Bush Industries, Inc. Escrow Shares	1,800	42
*	Celebrity, Inc. Escrow Shares	26,325	0
*	ePresence, Inc. Escrow Shares	312,600	9,378
*	Hoenig Group Escrow Shares	104,700	0
* #	Imperial Sugar Co. (Old)	282,800	0
*	ioWorldMedia, Inc.	18,666	12,320
* (R)	Noel Group, Inc.	95,400	1,026
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	StorageNetworks, Inc. Escrow Shares	362,800	9,832
Total Other			38,754

Real Estate Investment Trusts — (0.8%)
*	BNS Holding, Inc. Class A	46,155	260,776
	Longview Fibre Co.	1,748,440	44,655,158
#	Potlatch Corp.	718,198	27,054,519
*	Stratus Properties, Inc.	94,450	2,361,250
*	United Capital Corp.	1,400	31,360
*	Wilshire Enterprises, Inc.	104,603	915,276
Total Real Estate Investment Trusts			75,278,339

Telecommunication Services — (1.2%)
*	@Road, Inc.	949,311	5,249,690
	Alaska Communications Systems Group, Inc.	114,200	1,418,364
*	Boston Communications Group, Inc.	356,924	446,155
* #	Broadwing Corp.	415,367	4,735,184
*	Cincinnati Bell, Inc.	122,000	474,580
	CT Communications, Inc.	600,391	9,750,350
	D&E Communications, Inc.	367,634	4,282,936
*	GoAmerica, Inc.	559	1,671
	Hector Communications Corp.	10,583	316,432
*	IDT Corp.	687,548	9,433,159
*	IDT Corp. Class B	2,016,500	27,908,360
*	LCC International, Inc. Class A	460,913	1,733,033
* #	Metro One Telecommunications, Inc.	355,519	184,870
*	Price Communications Corp.	1,414,306	23,095,617
*	SunCom Wireless Holdings, Inc.	1,950,400	3,101,136
	SureWest Communications	307,077	5,945,011
*	TALK America Holdings, Inc.	751,745	5,863,611
*	Time Warner Telecom, Inc.	184,139	2,804,437
*	Wireless Facilities, Inc.	46,758	173,940
*	Xeta Corp.	30,000	70,500
Total Telecommunication Services			106,989,036

Utilities — (0.3%)
#	Black Hills Corp.	3	101

25

	Connecticut Water Services, Inc.	68,290	1,588,425
	Delta Natural Gas Co., Inc.	26,900	662,762
*	Dynegy, Inc.	58,100	306,768
#	Empire District Electric Co.	12,300	268,140
	Energy West, Inc.	2,700	26,368
	Florida Public Utilities Co.	3,400	45,016
	Maine & Maritimes Corp.	400	6,164
	New Jersey Resources Corp.	18,000	808,560
	South Jersey Industries, Inc.	995,182	26,730,589
	Southwest Gas Corp.	1,700	49,487
	Unitil Corp.	7,060	175,794
Total Utilities			30,668,174

TOTAL COMMON STOCKS			8,383,610,233

RIGHTS/WARRANTS — (0.0%)

*	American Banknote Corp. Warrants Series 1 10/01/07	257	0
*	American Banknote Corp. Warrants Series 2 10/01/07	257	0
* #	Angeion Corp. Warrants 10/31/07	315	0
*	CSF Holding, Inc. Litigation Rights	40,500	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	19,927	33,079
*	First Bank of Delaware Rights 06/19/06	30,133	2,411
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	0

TOTAL RIGHTS/WARRANTS			35,490

		Face Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$40	0

TEMPORARY CASH INVESTMENTS — (7.1%)
@	Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $271,331,371 FHLMC, rates ranging from 5.00% to 7.50%, maturities ranging from 02/01/13 to 08/01/35 & FNMA, rates ranging from 4.00% to 8.50%, maturities ranging from 08/01/13 to 05/01/36, valued at $192,240,387) to be repurchased at $186,666,541	186,640	186,640,463

26

@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $677,687,670 FHLMC 4.08%, 08/01/35 & FNMA, rates ranging from 4.50% to 6.00%, maturities ranging from 11/01/18 to 05/01/36, valued at $438,896,006) to be repurchased at $424,330,233	424,271	424,270,835
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $35,490,000 FHLMC Notes 4.00%, 09/22/09, valued at $34,469,663) to be repurchased at $33,964,594	33,960	33,960,000
TOTAL TEMPORARY CASH INVESTMENTS		644,871,298

TOTAL INVESTMENTS - (100.0%)
(Cost $7,338,745,805)		$9,028,517,021

See accompanying Notes to Financial Statements.

27

THE U.S. SMALL CAP SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (88.5%)
Consumer Discretionary — (14.8%)
* #	1-800 CONTACTS, Inc.	36,778	$540,269
*	1-800-FLOWERS.COM, Inc.	81,820	516,284
*	4Kids Entertainment, Inc.	37,300	619,553
*	99 Cents Only Stores	197,800	2,211,404
*	A.C. Moore Arts & Crafts, Inc.	57,600	1,008,576
#	Aaron Rents, Inc.	120,800	3,261,600
	Aaron Rents, Inc. Class A	8,350	204,575
*	Acme Communications, Inc.	42,000	208,320
	Acme United Corp.	6,200	96,100
*	ACR Group, Inc.	2,200	8,580
*	ACT Teleconferencing, Inc.	113	13
*	Advanced Marketing Services, Inc.	47,050	185,847
	Advo, Inc.	91,350	2,436,304
* #	Aeropostale, Inc.	152,350	3,769,139
	AFC Enterprises, Inc.	87,900	1,190,166
*	Aftermarket Technology Corp.	62,850	1,525,998
*	Alderwoods Group, Inc.	113,500	2,195,090
	Aldila, Inc.	15,533	504,357
*	All American Semiconductor, Inc.	10,500	39,375
*	Alloy, Inc.	33,872	405,448
	Ambassadors Group, Inc.	59,776	1,563,142
	American Axle & Manufacturing Holdings, Inc.	137,900	2,417,387
*	American Biltrite, Inc.	3,955	43,070
	American Greetings Corp. Class A	70,200	1,578,798
* #	America’s Car-Mart, Inc.	34,300	678,797
	Ameristar Casinos, Inc.	161,972	3,372,257
*	AMS Health Sciences, Inc.	16,900	10,140
*	Applica, Inc.	53,700	220,170
	Arbitron, Inc.	85,700	3,416,002
	Arctic Cat, Inc.	36,730	673,628
	Ark Restaurants Corp.	8,100	237,735
*	Arlington Hospitality, Inc.	1,000	3
#	ArvinMeritor, Inc.	197,300	3,308,721
*	Asbury Automotive Group, Inc.	144,200	3,008,012
*	Ashworth, Inc.	40,271	363,244
* #	Audible, Inc.	18,400	172,040
*	Audiovox Corp. Class A	56,400	688,080
* #	Avatar Holdings, Inc.	11,000	619,850
*	Aztar Corp.	99,500	5,160,070
*	Bakers Footwear Group, Inc.	17,124	240,592
*	Ballantyne of Omaha, Inc.	33,500	140,365
* #	Bally Technologies, Inc.	151,160	2,324,841
* #	Bally Total Fitness Holding Corp.	111,000	876,900

1

	Bandag, Inc.	26,500	987,920
	Bandag, Inc. Class A	9,300	297,600
*	Barry (R.G.) Corp.	10,400	69,680
	Bassett Furniture Industries, Inc.	31,504	535,253
	Beasley Broadcast Group, Inc.	19,933	144,913
	Bebe Stores, Inc.	173,709	2,577,842
*	Benihana, Inc.	1,000	23,350
*	Benihana, Inc. Class A	14,150	324,176
*	Big Dog Holdings, Inc.	5,926	75,556
*	Big Lots, Inc.	317,500	5,149,850
*	Birks & Mayors, Inc.	1,765	10,811
*	BJ’s Restaurants, Inc.	65,892	1,756,681
	Blair Corp.	9,035	322,007
#	Blockbuster, Inc. Class A	175,900	817,935
	Blockbuster, Inc. Class B	4,400	18,788
*	Blount International, Inc.	131,600	1,687,112
*	Bluegreen Corp.	82,465	992,879
	Blyth, Inc.	118,900	2,514,735
	Bob Evans Farms, Inc.	104,038	2,901,620
*	Bombay Co., Inc.	95,700	220,110
	Bon-Ton Stores, Inc.	41,114	1,086,232
	Books-A-Million, Inc.	48,054	716,005
	Borders Group, Inc.	37,100	770,196
*	Bright Horizons Family Solutions, Inc.	12,800	455,680
*	Broadview Media, Inc.	200	400
	Brown Shoe Company, Inc.	80,250	2,823,195
*	Buca, Inc.	52,086	273,451
	Buckle, Inc.	56,700	2,348,514
	Building Materials Holding Corp.	80,442	2,294,206
* #	Cabela’s, Inc.	142,500	2,540,775
*	CabelTel International Corp.	674	1,887
*	Cache, Inc.	45,655	797,593
	Cadmus Communications Corp.	26,792	480,113
*	California Coastal Communities, Inc.	29,600	1,044,288
*	California Pizza Kitchen, Inc.	57,512	1,668,423
	Callaway Golf Co.	221,600	2,953,928
*	Canterbury Park Holding Corp.	1,200	16,500
*	Capital Pacific Holdings, Inc.	14,100	144,525
#	Carmike Cinemas, Inc.	35,728	754,933
*	Carriage Services, Inc.	49,800	236,550
*	Carter’s, Inc.	1,900	111,036
*	Casual Male Retail Group, Inc.	101,640	990,990
*	Catalina Lighting, Inc.	1,760	15,400
	Catalina Marketing Corp.	134,400	3,936,576
	Cato Corp. Class A	88,350	2,084,176
*	Cavalier Homes, Inc.	53,060	331,625
*	Cavco Industries, Inc.	14,972	710,122
*	CD Warehouse, Inc.	3,300	7
*	CEC Entertainment, Inc.	98,950	3,300,972
*	Champion Enterprises, Inc.	220,200	2,620,380
*	Championship Auto Racing Teams, Inc.	1,697	0
*	Champps Entertainment, Inc.	36,790	280,340
#	Charles and Colvard, Ltd.	50,878	544,395
*	Charlotte Russe Holding, Inc.	65,100	1,382,073
*	Charming Shoppes, Inc.	327,651	3,650,032

2

* #	Charter Communications, Inc.	467,685	491,069
*	Chaus (Bernard), Inc.	1,300	1,235
*	Checkers Drive-In Restaurants, Inc.	32,107	471,652
	Cherokee, Inc.	19,296	729,196
	Christopher & Banks Corp.	104,813	2,823,662
*	Chromcraft Revington, Inc.	6,100	77,775
	Churchill Downs, Inc.	17,366	721,384
	Citadel Broadcasting Co.	96,400	916,764
#	CKE Restaurants, Inc.	173,500	2,909,595
	Coachmen Industries, Inc.	41,100	454,155
	Coast Distribution System, Inc.	7,200	54,360
	Cobra Electronics Corp.	7,500	88,575
*	Coinmach Service Corp. Class A	33,600	334,320
*	Collectors Universe, Inc.	23,700	349,338
	Collegiate Pacific, Inc.	29,100	304,677
*	Concord Camera Corp.	50,456	34,815
*	Congoleum Corp. Class A	3,500	7,630
*	Conn’s, Inc.	68,184	1,971,881
#	Cooper Tire & Rubber Co.	170,000	1,934,600
*	Corinthian Colleges, Inc.	255,998	3,535,332
*	Cost Plus, Inc.	63,975	966,662
*	Cost-U-Less, Inc.	2,900	22,765
	Courier Corp.	17,057	651,255
	CPI Corp.	21,048	552,720
	Craftmade International, Inc.	14,198	261,527
*	Crown Media Holdings, Inc.	207,386	885,538
*	CSK Auto Corp.	127,100	1,615,441
	CSS Industries, Inc.	21,400	649,490
*	Culp, Inc.	24,600	114,636
* #	Cumulus Media, Inc. Class A	147,993	1,713,759
	Cutter & Buck, Inc.	31,724	376,247
*	Cybex International, Inc.	43,200	261,360
*	Cycle Country Accessories Corp.	15,900	38,955
*	Daily Journal Corp.	200	8,400
	Deb Shops, Inc.	39,372	1,152,812
* #	Deckers Outdoor Corp.	15,700	556,722
	Decorator Industries, Inc.	2,862	24,742
*	dELiA*s, Inc.	49,457	492,097
	Delta Apparel, Inc.	14,280	248,615
*	Delta Woodside Industries, Inc.	5,050	1,262
*	Design Within Reach, Inc.	40,086	208,046
* #	DeVry, Inc.	190,400	4,664,800
*	Diedrich Coffee, Inc.	3,925	15,465
*	Digital Generation systems, Inc.	7,071	38,894
*	Dixie Group, Inc.	33,800	463,060
* #	Dominion Homes, Inc.	22,400	232,960
	Domino’s Pizza, Inc.	35,200	833,536
*	Dorman Products, Inc.	19,013	192,602
	Dover Downs Gaming & Entertainment, Inc.	30,810	782,574
	Dover Motorsports, Inc.	45,500	275,730
*	Drew Industries, Inc.	62,400	1,978,080
*	drugstore.com, Inc.	260,379	747,288
	DRYCLEAN USA, Inc.	300	603
*	Duckwall-ALCO Stores, Inc.	4,953	147,897
*	Dura Automotive Systems, Inc.	51,300	118,503

3

*	E Com Ventures, Inc.	2,175	36,170
*	Educate, Inc.	91,100	799,858
	Educational Development Corp.	1,800	12,600
*	ELXSI Corp.	1,800	4,950
*	EMAK Worldwide, Inc.	8,346	52,663
*	Emerging Vision, Inc.	24,900	3,237
*	Emerson Radio Corp.	71,422	242,121
*	Emmis Communications Corp. Class A	101,199	1,625,256
*	Enesco Group, Inc.	34,900	33,155
#	Entercom Communications Corp.	74,000	1,972,840
*	Entravision Communications Corp.	173,517	1,363,844
*	Ergo Science Corp.	150	128
* #	Escala Group, Inc.	81,270	587,582
	Escalade, Inc.	2,200	23,980
	Ethan Allen Interiors, Inc.	95,700	3,642,342
*	Everlast Worldwide, Inc.	1,500	16,950
*	Fab Industries, Inc.	5,200	0
*	Factory Card & Party Outlet Corp.	1,000	6,330
*	Fairchild Corp. Class A	54,352	114,139
*	Famous Dave’s of America, Inc.	29,936	448,441
*	Featherlite, Inc.	9,450	44,698
	Fedders Corp.	97,710	264,794
	Federal Screw Works	1,562	24,836
* #	Federal-Mogul Corp.	57,900	28,950
	Finish Line, Inc. Class A	123,834	1,585,075
*	Finlay Enterprises, Inc.	23,800	235,382
	Flanigan’s Enterprises, Inc.	1,000	10,650
* #	Fleetwood Enterprises, Inc.	177,900	1,672,260
	Flexsteel Industries, Inc.	8,900	117,480
*	Foamex International, Inc.	10,427	30,030
*	Footstar, Inc.	26,700	141,510
*	Fossil, Inc.	196,400	3,580,372
*	Fountain Powerboat Industries, Inc.	9,675	45,859
*	Franklin Covey Co.	58,400	467,784
*	Franklin Electronic Publishers, Inc.	9,100	25,480
	Fred’s, Inc.	115,550	1,682,408
*	Friedman’s, Inc. Class A	34,940	0
*	Friendly Ice Cream Corp.	7,200	60,624
	Frisch’s Restaurants, Inc.	7,100	176,577
#	Furniture Brands International, Inc.	153,400	3,301,168
* #	Gaiam, Inc.	5,400	93,312
*	GameTech International, Inc.	19,500	154,440
	Gaming Partners International Corp.	22,923	412,843
* #	Gander Mountain Co.	40,075	242,854
*	Gaylord Entertainment Co.	82,363	3,609,147
*	Gemstar-TV Guide International, Inc.	1,165,614	4,091,305
*	Genesco, Inc.	67,500	2,375,325
*	Gentek, Inc.	29,583	850,511
*	G-III Apparel Group, Ltd.	21,700	192,479
*	Gottschalks, Inc.	18,900	149,310
	Gray Television, Inc.	112,460	744,485
	Gray Television, Inc. Class A	6,600	44,220
*	Great Wolf Resorts, Inc.	10,600	125,292
	Group 1 Automotive, Inc.	70,900	4,308,593
*	GSI Commerce, Inc.	129,532	2,040,129

4

*	Guess?, Inc.	120,480	4,995,101
* #	Guitar Center, Inc.	73,500	3,539,025
*	Gymboree Corp.	96,174	3,403,598
*	Ha-Lo Industries, Inc.	64,900	0
*	Hampshire Group, Ltd.	7,800	144,690
	Hancock Fabrics, Inc.	52,000	171,600
	Handleman Co.	56,323	479,872
*	Harolds Stores, Inc.	1,908	1,374
*	Harris Interactive, Inc.	179,200	892,416
*	Hartmarx Corp.	108,000	806,760
*	Hastings Entertainment, Inc.	21,600	163,296
*	Hastings Manufacturing Co.	400	26
	Haverty Furniture Co., Inc.	52,100	730,442
	Haverty Furniture Co., Inc. Class A	400	5,600
*	Hayes Lemmerz International, Inc.	85,910	219,930
*	Hibbett Sporting Goods, Inc.	103,555	2,677,932
	Hollinger International, Inc. Class A	211,900	1,519,323
*	Hollywood Media Corp.	94,446	402,340
* #	Home Solutions of America, Inc.	100,200	1,022,040
*	Hot Topic, Inc.	123,900	1,714,776
*	I.C. Isaacs & Co., Inc.	7,200	43,848
*	Iconix Brand Group, Inc.	102,895	1,643,233
	IHOP Corp.	54,500	2,617,090
	ILX Resorts, Inc.	7,800	73,788
*	Image Entertainment, Inc.	61,800	226,188
*	IMPCO Technologies, Inc.	83,802	895,843
* #	Infosonics Corp.	19,100	504,431
*	Insignia Systems, Inc.	17,050	21,312
*	Interface, Inc. Class A	137,706	1,580,865
*	Interstate Hotels & Resorts, Inc.	89,840	583,960
*	INVESTools, Inc.	129,783	1,133,006
*	Isle of Capri Casinos, Inc.	98,624	2,787,114
	J. Alexander’s Corp.	10,200	86,292
*	Jack in the Box, Inc.	99,800	4,157,668
	Jackson Hewitt Tax Service, Inc.	102,200	3,341,940
*	Jaclyn, Inc.	1,300	10,010
*	Jakks Pacific, Inc.	76,826	1,497,339
*	Jameson Inns, Inc.	168,968	490,007
*	Jennifer Convertibles, Inc.	4,300	24,510
* #	Jo-Ann Stores, Inc.	66,975	1,111,785
*	Johnson Outdoors, Inc.	6,500	114,335
*	Jos. A. Bank Clothiers, Inc.	52,150	1,894,088
	Journal Register Co.	119,300	1,193,000
*	K2, Inc.	123,763	1,365,106
	Kellwood Co.	73,676	2,297,954
	Kenneth Cole Productions, Inc. Class A	40,550	996,313
*	Keystone Automotive Industries, Inc.	46,799	1,886,936
	Kimball International, Inc. Class B	71,986	1,079,790
*	Kirkland’s, Inc.	46,472	278,367
	Knape & Vogt Manufacturing Co.	2,190	41,150
*	Knology, Inc.	13,400	119,662
	Koss Corp.	6,298	156,474
* #	Krispy Kreme Doughnuts, Inc.	179,100	1,688,913
	K-Swiss, Inc. Class A	75,100	1,981,138
*	LaCrosse Footwear, Inc.	9,500	115,425

5

*	Lakeland Industries, Inc.	6,462	111,146
*	Lakes Entertainment, Inc.	56,087	552,457
	Landry’s Restaurants, Inc.	66,700	2,041,687
*	Lazare Kaplan International, Inc.	9,000	76,320
#	La-Z-Boy, Inc.	150,000	2,244,000
*	Lenox Group, Inc.	40,700	413,512
	Levitt Corp. Class A	51,721	823,398
	Libbey, Inc.	40,800	463,896
	Liberty Homes, Inc. Class A	200	1,170
*	LIFE TIME FITNESS, Inc.	98,300	4,497,225
	Lifetime Brands, Inc.	37,298	1,033,155
*	Lin TV Corp.	68,200	600,160
	Lithia Motors, Inc. Class A	40,510	1,296,320
*	Live Nation, Inc.	117,426	2,677,313
*	LKQ Corp.	151,900	2,969,645
*	Lodgenet Entertainment Corp.	52,934	1,000,982
*	Lodgian, Inc.	70,851	815,495
	Lone Star Steakhouse & Saloon, Inc.	54,046	1,406,817
*	LOUD Technologies, Inc.	2,380	35,700
*	Luby’s, Inc.	75,400	787,176
	M/I Homes, Inc.	41,000	1,476,000
*	Mace Security International, Inc.	42,700	111,020
*	Magna Entertainment Corp.	20,200	116,150
*	Main Street Restaurant Group, Inc.	47,700	297,648
	Marine Products Corp.	80,095	776,921
*	MarineMax, Inc.	52,075	1,498,198
*	Marisa Christina, Inc.	800	492
*	Martha Stewart Living Omnimedia, Inc.	73,200	1,243,668
	Matthews International Corp. Class A	93,066	3,234,974
*	Max & Erma’s Restaurants, Inc.	2,200	21,450
*	McCormick & Schmick’s Seafood Restaurants, Inc.	41,026	982,573
	McRae Industries, Inc. Class A	2,500	28,062
*	Meade Instruments Corp.	52,332	143,913
	Media General, Inc. Class A	23,100	869,253
*	Mediacom Communications Corp.	248,541	1,578,235
*	Mestek, Inc.	5,300	76,585
*	Midas, Inc.	45,200	938,804
*	Mity Enterprises, Inc.	11,928	226,632
	Modine Manufacturing Co.	97,995	2,302,882
	Monaco Coach Corp.	83,050	1,082,972
*	Monarch Casino & Resort, Inc.	54,772	1,509,516
	Monro Muffler Brake, Inc.	29,956	1,082,310
*	Morgan’s Foods, Inc.	800	4,456
*	Mossimo, Inc.	16,100	123,970
*	Mothers Work, Inc.	14,754	392,161
*	Motorcar Parts of America, Inc.	2,400	28,920
	Movado Group, Inc.	62,000	1,158,780
#	Movie Gallery, Inc.	98,161	489,823
*	MTR Gaming Group, Inc.	76,151	741,711
*	Multimedia Games, Inc.	78,235	877,014
*	Nathan’s Famous, Inc.	10,473	142,244
*	National Lampoon, Inc.	3,200	6,336
	National Presto Industries, Inc.	7,400	401,820
*	National RV Holdings, Inc.	30,000	171,000
*	Nature Vision, Inc.	500	4,465

6

#	Nautilus Group, Inc.	93,400	1,578,460
* #	Navarre Corp.	77,360	270,760
*	Navigant International, Inc.	47,114	765,131
	Nelson (Thomas), Inc.	39,200	1,166,200
* #	Netflix, Inc.	152,282	4,216,689
*	Nevada Gold & Casinos, Inc.	37,550	275,992
*	New Frontier Media, Inc.	68,064	588,073
*	Nitches, Inc.	2,592	11,845
	Nobel Learning Communities, Inc.	9,400	95,551
	Nobility Homes, Inc.	9,603	266,483
	Noble International, Ltd.	40,740	633,507
*	NTN Communications, Inc.	134,393	216,373
#	Oakley, Inc.	186,600	3,078,900
*	Odd Job Stores, Inc.	12,700	2,413
* #	Oneida, Ltd.	28,700	6,314
*	Opinion Research Corp.	6,500	39,422
	Orleans Homebuilders, Inc.	49,000	968,240
*	O’Charleys, Inc.	65,562	1,091,607
*	Outdoor Channel Holdings, Inc.	48,100	584,415
* #	Overstock.com, Inc.	54,800	1,179,844
	Oxford Industries, Inc.	49,300	1,987,776
*	P & F Industries, Inc. Class A	2,700	35,802
* #	P.F. Chang’s China Bistro, Inc.	76,900	3,184,429
*	Palm Harbor Homes, Inc.	66,211	1,279,197
* #	Pantry, Inc.	65,300	3,774,340
*	Papa John’s International, Inc.	97,100	3,054,766
*	Paxson Communications Corp.	115,000	96,600
* #	Payless ShoeSource, Inc.	192,100	5,125,228
*	PC Mall, Inc.	34,017	215,668
*	Pegasus Communications Corp.	17,040	47,542
*	Perry Ellis International, Inc.	26,900	649,904
*	Petco Animal Supplies, Inc.	167,800	3,550,648
*	PetMed Express, Inc.	69,465	859,977
	Phillips-Van Heusen Corp.	118,500	4,200,825
*	Phoenix Footwear Group, Inc.	17,500	85,400
*	Phoenix Gold International, Inc.	600	171
#	Pier 1 Imports, Inc.	243,100	2,063,919
*	Pinnacle Entertainment, Inc.	141,300	4,373,235
*	Playboy Enterprises, Inc. Class A	4,700	40,749
*	Playboy Enterprises, Inc. Class B	79,100	762,524
*	Point.360	12,472	28,436
*	Pomeroy IT Solutions, Inc.	30,837	226,035
#	Pre-Paid Legal Services, Inc.	40,450	1,413,323
* #	Priceline.com, Inc.	115,116	3,580,108
*	PRIMEDIA, Inc.	686,738	1,256,731
*	Princeton Review, Inc.	57,332	323,352
* #	Progressive Gaming International Corp.	92,775	937,955
*	Proliance International, Inc.	42,149	195,993
*	ProQuest Co.	78,100	930,952
*	QEP Co., Inc.	2,375	24,795
* #	Quaker Fabric Corp.	42,450	67,920
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	145,296	581,184
* #	Quiksilver, Inc.	69,200	862,232
*	Radio One, Inc. Class D	201,149	1,474,422

7

*	Rare Hospitality International, Inc.	97,550	2,999,662
*	RC2 Corp.	60,191	2,139,790
*	RCN Corp.	105,149	2,762,264
#	Reader’s Digest Association, Inc.	268,800	3,825,024
*	Reading International, Inc. Class A	17,549	141,620
*	Reading International, Inc. Class B	1,060	8,162
*	Red Lion Hotels Corp.	29,100	334,068
* #	Red Robin Gourmet Burgers, Inc.	46,249	1,940,146
*	RedEnvelope, Inc.	25,449	259,580
*	Regent Communications, Inc.	116,638	486,380
*	Rent-A-Center, Inc.	151,668	3,606,665
*	Rentrak Corp.	30,700	329,104
*	Rent-Way, Inc.	73,900	532,819
*	Restoration Hardware, Inc.	102,000	660,960
* #	Retail Ventures, Inc.	121,500	1,852,875
*	Rex Stores Corp.	25,800	380,808
*	Riviera Holdings Corp.	10,800	227,340
*	Rockford Corp.	25,500	94,350
*	Rocky Brands, Inc.	10,200	242,760
*	Rubio’s Restaurants, Inc.	26,395	237,555
#	Ruby Tuesday, Inc.	19,300	536,733
	Russ Berrie & Co., Inc.	54,100	703,300
	Russell Corp.	92,600	1,689,950
*	Ryan’s Restaurant Group, Inc.	122,200	1,511,614
	S&K Famous Brands, Inc.	2,100	31,920
*	Safety Components International, Inc.	118	1,628
*	Saga Communications, Inc. Class A	46,125	465,401
*	Salem Communications Corp.	52,269	756,332
* #	Salton, Inc.	39,200	107,800
	Sauer-Danfoss, Inc.	115,300	2,868,664
*	Schieb (Earl), Inc.	2,200	8,800
*	Scholastic Corp.	101,362	2,667,848
* #	Select Comfort Corp.	104,775	3,432,429
* #	Sharper Image Corp.	43,300	587,148
*	Shiloh Industries, Inc.	45,866	900,350
*	Shoe Carnival, Inc.	36,879	858,912
*	Shoe Pavilion, Inc.	6,100	44,896
* #	Shuffle Master, Inc.	100,830	3,676,262
	Sinclair Broadcast Group, Inc. Class A	126,600	1,077,366
* #	Six Flags, Inc.	262,805	2,207,562
*	Skechers U.S.A., Inc. Class A	69,200	1,858,712
	Skyline Corp.	23,200	857,936
* #	Smith & Wesson Holding Corp.	113,700	845,928
*	Smith & Wollensky Restaurant Group, Inc.	13,000	65,520
	Sonesta International Hotels Corp. Class A	100	2,112
	Sonic Automotive, Inc.	87,200	2,086,696
* #	Sotheby’s Holdings, Inc. Class A	170,100	4,550,175
* #	Source Interlink Companies, Inc.	144,900	1,643,166
*	Southern Energy Homes, Inc.	13,425	94,646
*	Spanish Broadcasting System, Inc.	101,300	553,098
*	SPAR Group, Inc.	2,800	2,996
	Spartan Motors, Inc.	36,745	510,388
	Speedway Motorsports, Inc.	65,290	2,510,400
*	Sport Chalet, Inc. Class A	4,625	38,387
*	Sport Chalet, Inc. Class B	675	5,197

8

*	Sport Supply Group, Inc.	8,700	46,545
	Sport-Haley, Inc.	2,800	14,308
*	Sportsman’s Guide, Inc.	20,833	634,990
	Stage Stores, Inc.	85,301	2,776,548
*	Stamps.com, Inc.	68,523	2,055,005
	Standard Motor Products, Inc.	55,100	435,841
	Stanley Furniture, Inc.	26,282	672,819
	Star Buffet, Inc.	2,700	20,358
	Stein Mart, Inc.	114,616	1,776,548
*	Steinway Musical Instruments, Inc.	18,200	492,310
	Steven Madden, Ltd.	60,199	1,925,180
	Stewart Enterprises, Inc.	277,399	1,578,400
*	Stoneridge, Inc.	57,600	448,128
*	Strattec Security Corp.	4,030	171,275
	Strayer Education, Inc.	8,100	807,570
	Stride Rite Corp.	106,500	1,340,835
	Sturm Ruger & Co., Inc.	73,600	452,640
*	Sunterra Corp.	55,617	575,080
#	Superior Industries International, Inc.	74,500	1,370,055
	Superior Uniform Group, Inc.	6,800	87,720
*	Syms Corp.	28,800	517,824
*	Syntax-Brillian Corp.	76,387	172,635
*	Systemax, Inc.	92,968	695,401
*	Tag-It Pacific, Inc.	40,500	24,300
#	Talbots, Inc.	87,200	1,854,744
	Tandy Brand Accessories, Inc.	8,200	84,460
* #	Tandy Leather Factory, Inc.	29,000	191,690
*	Tarrant Apparel Group	78,937	140,508
#	Technical Olympic USA, Inc.	157,240	2,839,754
* #	Tempur-Pedic International, Inc.	247,200	3,401,472
*	Tenneco Automotive, Inc.	130,700	3,115,888
*	Texas Roadhouse, Inc.	20,100	273,561
*	The Children’s Place Retail Stores, Inc.	77,900	4,531,443
* #	The Dress Barn, Inc.	178,504	4,175,209
	The Hallwood Group, Inc.	56	5,880
	The Marcus Corp.	61,900	1,090,059
	The Men’s Wearhouse, Inc.	141,000	4,775,670
	The Pep Boys - Manny, Moe & Jack	157,100	2,128,705
*	The Rowe Companies	13,200	24,288
*	The Sands Regent	2,000	29,200
*	The Sports Club Co., Inc.	19,400	22,310
*	The Steak n Shake Co.	78,118	1,279,573
* #	TiVo, Inc.	249,126	1,576,968
*	Too, Inc.	95,500	3,915,500
	Traffix, Inc.	39,775	225,922
*	Trans World Entertainment Corp.	76,000	455,240
	Triarc Companies, Inc. Class A	80,300	1,322,541
	Triarc Companies, Inc. Class B	47,500	721,525
*	Triple Crown Media, Inc.	11,955	95,760
*	Tropical Sportswear International Corp.	3,175	0
* #	True Religion Apparel, Inc.	64,807	1,103,015
*	Trump Entertainment Resorts, Inc.	2,659	57,594
#	Tuesday Morning Corp.	108,136	1,737,746
	Tupperware Corp.	168,000	3,455,760
*	Tweeter Home Entertainment Group, Inc.	72,700	503,811

9

*	Ultimate Electronics, Inc.	858	0
*	Unapix Entertainment, Inc.	6,100	1
*	Unifi, Inc.	136,434	470,697
	Unifirst Corp.	23,850	764,392
	United Auto Group, Inc.	97,500	4,108,650
*	United Retail Group, Inc.	38,866	551,897
*	Universal Electronics, Inc.	37,624	669,331
*	Universal Technical Institute, Inc.	77,800	1,925,550
*	Vail Resorts, Inc.	104,100	3,742,395
*	Valassis Communications, Inc.	31,500	913,185
	Value Line, Inc.	9,615	402,868
*	ValueVision Media, Inc. Class A	107,552	1,334,720
*	Varsity Group, Inc.	42,036	182,857
*	VCG Holding Corp.	810	964
*	Vertrue, Inc.	26,300	1,024,385
*	Virco Manufacturing Corp.	13,969	62,860
	Visteon Corp.	348,200	2,583,644
* #	Warnaco Group, Inc.	129,817	2,335,408
*	Waxman Industries, Inc.	600	3,780
* #	WCI Communities, Inc.	125,000	2,648,750
	Wellco Enterprises, Inc.	1,000	13,000
* #	Wells-Gardner Electronics Corp.	24,804	60,274
* #	West Marine, Inc.	56,678	813,896
*	Western Metals Corp.	7,400	2,960
*	Wet Seal, Inc. Class A	193,378	879,870
	Weyco Group, Inc.	600	12,246
*	Wilsons The Leather Experts, Inc.	109,645	400,204
*	Winmark Corp.	5,056	132,821
#	Winnebago Industries, Inc.	91,900	2,608,122
* #	WisdomTree Investments, Inc.	4,500	25,650
* #	WMS Industries, Inc.	88,400	2,293,096
	Wolverine World Wide, Inc.	165,200	3,789,688
	World Wrestling Federation Entertainment, Inc.	62,300	1,112,055
	Yankee Candle Co., Inc.	121,900	3,325,432
*	Young Broadcasting, Inc. Class A	53,248	172,524
*	Zale Corp.	123,600	2,902,128
*	Zapata Corp.	18,220	131,184
Total Consumer Discretionary			540,956,713

Consumer Staples — (3.1%)
*	Advanced Nutraceuticals, Inc.	700	2,275
	Alico, Inc.	6,800	374,000
	Alliance One International, Inc.	275,516	1,190,229
#	American Italian Pasta Co.	53,500	392,155
	Andersons, Inc.	10,800	1,115,424
*	Atlantic Premium Brands, Ltd.	2,000	910
*	Boston Beer Co., Inc. Class A	28,600	773,058
*	Bridgford Foods Corp.	10,100	61,206
*	Cagle’s, Inc. Class A	2,000	15,800
	Calavo Growers, Inc.	25,243	271,362
	Cal-Maine Foods, Inc.	60,800	425,600
*	Carrington Laboratories, Inc.	30,580	129,965
	Casey’s General Stores, Inc.	145,910	3,266,925
	CCA Industries, Inc.	20,266	191,514
* #	Central European Distribution Corp.	68,827	2,203,841

10

* #	Central Garden & Pet Co.	63,500	2,658,745
*	Chattem, Inc.	56,600	1,985,528
	Chiquita Brands International, Inc.	113,596	1,625,559
	Coca-Cola Bottling Co. Consolidated	5,900	288,215
	Corn Products International, Inc.	25,900	691,012
*	Cuisine Solutions, Inc.	44,900	273,890
*	Darling International, Inc.	186,200	750,386
	Delta & Pine Land Co.	103,800	2,939,616
*	Elizabeth Arden, Inc.	86,000	1,754,400
	Farmer Brothers Co.	23,300	472,291
*	Female Health Co.	9,000	13,500
	Flowers Foods, Inc.	163,437	4,751,114
*	Foodarama Supermarkets, Inc.	1,200	63,000
*	Galaxy Nutritional Foods, Inc.	9,600	4,800
* #	Gardenburger, Inc.	4,000	14
*	Genesee Corp. Class B	200	316
*	Glacier Water Services, Inc.	3,500	84,000
	Golden Enterprises, Inc.	11,430	32,347
	Great Atlantic & Pacific Tea Co., Inc.	118,900	2,996,280
*	Green Mountain Coffee, Inc.	21,401	844,911
*	Griffin Land & Nurseries, Inc. Class A	2,200	69,663
*	Hain Celestial Group, Inc.	110,495	2,836,407
*	Hines Horticulture, Inc.	22,500	81,675
*	IGI, Inc.	2,100	3,570
	Imperial Sugar Co. (New)	25,720	598,247
	Ingles Market, Inc. Class A	33,859	584,745
*	Integrated Biopharma, Inc.	36,500	284,700
	Inter Parfums, Inc.	58,736	1,051,962
*	Interstate Bakeries Corp.	81,300	654,465
	J & J Snack Foods Corp.	53,120	1,718,432
*	Katy Industries, Inc.	11,399	35,109
	Lancaster Colony Corp.	96,785	3,771,711
	Lance, Inc.	87,800	2,091,396
* #	Lifeway Foods, Inc.	4,957	53,436
	Longs Drug Stores Corp.	95,000	4,373,800
#	Mannatech, Inc.	77,600	1,085,624
	Marsh Supermarkets, Inc. Class A	1,600	20,174
	Marsh Supermarkets, Inc. Class B	4,400	55,396
*	Maui Land & Pineapple Co., Inc.	20,700	756,585
*	Medifast, Inc.	37,000	666,000
	MGP Ingredients, Inc.	46,455	1,323,038
*	Monterey Pasta Co.	31,100	207,437
#	Nash Finch Co.	38,640	897,607
	National Beverage Corp.	108,500	1,412,670
*	Natrol, Inc.	11,900	26,299
*	Natural Alternatives International, Inc.	12,000	121,800
*	Natural Health Trends Corp.	10,874	50,564
	Nature’s Sunshine Products, Inc.	40,784	440,467
*	NBTY, Inc.	188,100	4,931,982
	Nu Skin Enterprises, Inc. Class A	178,300	3,059,628
	Oil-Dri Corp. of America	4,100	73,595
*	Omega Protein Corp.	63,400	388,008
* #	Parlux Fragrances, Inc.	25,923	714,438
*	Pathmark Stores, Inc.	150,779	1,409,784
*	Peet’s Coffee & Tea, Inc.	39,257	1,138,060

11

* #	Performance Food Group Co.	123,587	4,027,700
*	Pizza Inn, Inc.	9,700	30,031
*	Playtex Products, Inc.	189,100	2,174,650
*	PriceSmart, Inc.	78,068	971,158
*	Pyramid Breweries, Inc.	8,700	22,794
	Ralcorp Holdings, Inc.	77,600	3,244,456
*	Redhook Ale Brewery, Inc.	12,400	48,112
	Reliv International, Inc.	48,722	540,814
*	Revlon, Inc.	1,102,142	3,284,383
	Rocky Mountain Chocolate Factory, Inc.	11,304	152,265
	Ruddick Corp.	137,200	3,215,968
* #	San Filippo (John B.) & Son, Inc.	22,993	317,533
	Sanderson Farms, Inc.	53,400	1,635,108
*	Scheid Vineyards, Inc.	440	14,080
*	Schiff Nutrition International, Inc.	10,200	69,258
	Seaboard Corp.	1,400	1,836,800
*	Seneca Foods Corp. Class A	200	4,645
*	Seneca Foods Corp. Class B	1,300	31,174
*	Smart & Final Food, Inc.	91,900	1,576,085
	Spartan Stores, Inc.	60,375	799,969
* #	Spectrum Brands, Inc.	81,100	1,257,050
* #	Star Scientific, Inc.	215,295	585,602
	Stephan Co.	3,400	11,628
	Tasty Baking Co.	20,500	185,730
	The Topps Co., Inc.	114,348	934,223
*	Tofutti Brands, Inc.	9,385	27,592
	Tootsie Roll Industries, Inc.	10,400	315,432
*	United Natural Foods, Inc.	121,713	4,028,700
	United-Guardian, Inc.	6,700	61,037
	Universal Corp.	74,600	2,749,756
* #	USANA Health Services, Inc.	50,860	1,912,845
#	Vector Group, Ltd.	139,470	2,341,701
*	Vermont Pure Holdings, Ltd.	16,800	27,888
	WD-40 Co.	46,789	1,522,046
	Weis Markets, Inc.	75,607	3,027,304
*	Wild Oats Markets, Inc.	84,169	1,342,496
* #	Winn-Dixie Stores, Inc.	229,900	89,661
Total Consumer Staples			114,050,336

Energy — (5.3%)
*	Abraxas Petroleum Corp.	122,000	574,620
	Adams Resources & Energy, Inc.	11,400	358,416
*	Allis-Chalmers Energy, Inc.	49,900	640,217
*	Alpha Natural Resources, Inc.	37,700	812,812
* #	American Oil & Gas, Inc.	93,100	414,295
*	Arena Resources, Inc.	37,900	1,163,909
*	Atlas America, Inc.	58,053	2,647,217
* #	ATP Oil & Gas Corp.	86,400	3,627,072
*	Atwood Oceanics, Inc.	86,500	4,218,605
	Barnwell Industries, Inc.	8,226	181,589
	Berry Petroleum Corp. Class A	61,400	3,812,940
*	Bolt Technology Corp.	15,200	184,072
*	Boots & Coots International Well Control, Inc.	92,200	153,974
*	BPZ Energy, Inc.	544	1,523
*	Brigham Exploration Co.	126,713	975,690

12

* #	Bristow Group, Inc.	65,400	2,355,054
*	Callon Petroleum Co.	56,162	1,003,053
	CARBO Ceramics, Inc.	67,450	3,390,711
*	Carrizo Oil & Gas, Inc.	70,696	1,992,213
	Cimarex Energy Co.	169	6,855
	CKX Lands, Inc.	1,900	23,389
*	Clayton Williams Energy, Inc.	31,376	1,248,765
* #	Comstock Resources, Inc.	118,300	3,352,622
*	Contango Oil & Gas Co.	42,800	556,400
*	Dawson Geophysical Co.	21,000	725,970
* #	Delta Petroleum Corp.	169,915	2,922,538
*	Dril-Quip, Inc.	55,700	4,385,261
* #	Dune Energy, Inc.	63,400	218,730
*	Edge Petroleum Corp.	49,913	1,033,698
*	Encore Acquisition Co.	43,100	1,144,736
* #	Endeavour International Corp.	208,700	567,664
* #	Energy Partners, Ltd.	106,300	2,253,560
*	FX Energy, Inc.	87,454	424,152
* #	Gasco Energy, Inc.	237,895	1,063,391
*	Giant Industries, Inc.	40,500	2,559,600
*	Goodrich Petroleum Corp.	71,900	1,761,550
*	Grey Wolf, Inc.	539,300	4,125,645
* #	GSV, Inc.	1,340	174
	Gulf Island Fabrication, Inc.	37,577	861,641
*	Gulfmark Offshore, Inc.	59,214	1,489,824
*	Gulfport Energy Corp.	31,100	414,252
*	Hanover Compressor Co.	253,300	4,551,801
*	Harvest Natural Resources, Inc.	106,500	1,470,765
* #	Horizon Offshore, Inc.	1,559	36,948
* #	Hornbeck Offshore Services, Inc.	78,600	2,782,440
*	Houston Exploration Co.	22,797	1,214,852
* #	Hydril Co.	40,944	3,066,296
*	Infinity, Inc.	40,611	276,155
* #	Input/Output, Inc.	233,300	2,253,678
*	KCS Energy, Inc.	146,500	4,128,370
*	Key Energy Group, Inc.	191,900	3,233,515
* #	KFX, Inc.	229,400	3,234,540
*	Lone Star Technologies, Inc.	79,000	3,831,500
	Lufkin Industries, Inc.	32,100	1,941,729
	Maritrans, Inc.	31,210	804,906
	MarkWest Hydrocarbon, Inc.	26,823	604,859
* #	Matrix Service Co.	66,594	788,473
* #	McMoran Exploration Co.	82,064	1,389,344
*	Meridian Resource Corp.	242,400	780,528
* #	Metretek Technologies, Inc.	39,000	557,310
*	Mexco Energy Corp.	300	2,265
*	Miller Petroleum, Inc.	569	501
*	Mitcham Industries, Inc.	26,900	396,506
*	NATCO Group, Inc. Class A	49,200	1,512,900
*	Natural Gas Services Group	24,289	383,766
*	Newpark Resources, Inc.	251,500	1,478,820
*	NS Group, Inc.	65,000	3,244,800
*	Oceaneering International, Inc.	74,400	5,580,000
* #	Oil States International, Inc.	125,931	4,374,843
*	OMNI Energy Services Corp.	46,800	294,840

13

	Panhandle Royalty Co.	1,200	24,300
*	Parallel Petroleum Corp.	101,100	2,444,598
*	Parker Drilling Co.	301,800	2,227,284
	Penn Virginia Corp.	54,100	3,673,390
* #	Petrohawk Energy Corp.	238,531	2,797,969
*	Petroleum Development Corp.	47,233	1,721,171
*	PetroQuest Energy, Inc.	98,900	1,029,549
*	PHI, Inc. Non-Voting	30,400	1,057,312
*	Pioneer Drilling Co.	69,500	984,815
*	Remington Oil & Gas Corp.	77,600	3,285,584
*	Rentech, Inc.	396,000	1,785,960
*	Royale Energy, Inc.	6,531	37,553
	RPC, Inc.	152,200	3,559,958
* #	SEACOR Holdings, Inc.	49,707	4,051,120
#	St. Mary Land & Exploration Co.	47,300	1,848,957
*	Stone Energy Corp.	72,763	3,627,236
* #	SulphCo, Inc.	195,500	1,896,350
*	Swift Energy Corp.	77,500	3,112,400
* #	Syntroleum Corp.	161,726	1,052,836
*	T-3 Energy Services, Inc.	1,250	30,050
*	Tengasco, Inc.	217	269
*	Teton Energy Corp.	33,400	214,762
*	TETRA Technologies, Inc.	194,400	5,651,208
*	TGC Industries, Inc.	45,235	515,227
*	Torch Offshore, Inc.	30	0
* #	Toreador Resources Corp.	8,100	230,850
* #	Transmeridian Exploration, Inc.	260,700	1,642,410
*	TransMontaigne, Inc.	131,200	1,508,800
*	Trico Marine Services, Inc.	42,419	1,370,134
* #	Tri-Valley Corp.	62,500	563,125
*	U.S. Energy Corp. Wyoming	11,100	51,060
*	Universal Compression Holdings, Inc.	83,949	4,879,116
	USEC, Inc.	242,431	2,923,718
*	VAALCO Energy, Inc.	170,500	1,203,730
*	Veritas DGC, Inc.	97,100	4,586,033
*	Warren Resources, Inc.	122,800	1,533,772
*	Westmoreland Coal Co.	22,500	650,025
*	W-H Energy Services, Inc.	82,100	4,625,514
*	Whiting Petroleum Corp.	95,860	3,628,301
	World Fuel Services Corp.	79,300	3,961,035
Total Energy			193,853,130

Financials — (12.0%)
*	1st Constitution Bancorp	312	5,775
	1st Independence Financial Group, Inc.	2,900	51,475
	1st Source Corp.	58,231	1,661,330
#	21st Century Holding Co.	20,550	315,237
	21st Century Insurance Group	237,900	3,597,048
	Abigail Adams National Bancorp, Inc.	363	5,100
	Access National Corp.	1,700	17,680
*	Accredited Home Lenders Holding Co.	63,556	3,301,099
*	ACE Cash Express, Inc.	40,232	1,070,574
	Advance America Cash Advance Centers, Inc.	32,400	490,860
	Advanta Corp. Class A	27,417	917,373
	Advanta Corp. Class B Non-Voting	54,342	1,988,917

14

*	Aether Holdings, Inc.	119,742	480,165
* #	Agility Capital, Inc.	500	3
	Alabama National Bancorporation	49,646	3,352,098
	Alfa Corp.	232,468	3,610,228
	Amcore Financial, Inc.	71,965	2,169,745
	Ameriana Bancorp	2,812	38,271
*	American Bancorp of New Jersey, Inc.	3,800	43,358
* #	American Business Financial Services, Inc.	1,153	12
	American Equity Investment Life Holding Co.	163,200	2,129,760
*	American Independence Corp.	8,300	90,802
	American National Bankshares, Inc.	400	9,096
*	American Physicians Capital, Inc.	23,000	1,063,060
	American Physicians Services Group, Inc.	100	1,430
	American River Bankshares	5,500	150,370
	American West Bancorporation	32,600	760,232
	Ameris Bancorp	37,324	795,001
*	AmeriServe Financial, Inc.	52,766	263,830
	Anchor Bancorp Wisconsin, Inc.	61,117	1,781,561
*	Argonaut Group, Inc.	90,522	2,784,457
	Arrow Financial Corp.	15,103	376,367
	ASB Financial Corp.	900	18,562
*	Asset Acceptance Capital Corp.	59,143	1,023,174
	ASTA Funding, Inc.	39,400	1,440,464
*	Atlantic American Corp.	20,440	59,072
	Atlantic Coast Federal Corp.	7,297	111,279
	Atlantic Liberty Financial Corp.	1,700	40,375
	Baldwin & Lyons, Inc. Class B	28,025	658,587
	BancFirst Corp.	43,800	1,960,050
*	Bancinsurance Corp.	5,700	34,200
	Bancorp Rhode Island, Inc.	2,100	78,981
*	Bancshares of Florida, Inc.	14,628	321,816
	Bank of Commerce Holdings	600	6,222
	Bank of Granite Corp.	23,823	455,496
	Bank of the Ozarks, Inc.	48,500	1,565,095
	BankAtlantic Bancorp, Inc. Class A	163,785	2,407,639
	BankUnited Financial Corp. Class A	103,775	3,219,100
	Banner Corp.	34,051	1,256,482
	Bar Harbor Bankshares	800	23,272
	Berkshire Hills Bancorp, Inc.	21,400	736,160
	Beverly Hills Bancorp, Inc.	61,837	580,649
*	BFC Financial Corp.	75,938	492,838
*	BNCCORP, Inc.	2,600	32,500
	Boston Private Financial Holdings, Inc.	101,600	3,048,000
	Bristol West Holdings, Inc.	88,300	1,490,504
	Brooke Corp.	12,500	148,625
#	Brookline Bancorp, Inc.	178,619	2,557,824
	Bryn Mawr Bank Corp.	1,800	39,780
	BWC Financial Corp.	2,200	88,704
	C&F Financial Corp.	300	11,997
	California First National Bancorp	11,300	166,110
	Camco Financial Corp.	8,051	113,358
	Camden National Corp.	4,200	164,094
	Capital Bank Corp.	1,600	26,320
	Capital City Bank Group, Inc.	1,700	56,134
	Capital Corp. of the West	30,619	1,014,407

15

*	Capital Crossing Bank	12,900	292,830
	Capital Southwest Corp.	1,200	118,788
	Capital Title Group, Inc.	43,019	322,212
	Capitol Bancorp, Ltd.	45,964	1,882,685
	Cardinal Financial Corp.	70,690	859,590
	Carver Bancorp, Inc.	900	15,030
	Cash America International, Inc.	84,800	2,609,296
*	Cash Systems, Inc.	40,500	275,805
	Center Bancorp, Inc.	10,266	135,306
	Center Financial Corp.	46,738	1,090,398
	Centerstate Banks of Florida, Inc.	5,200	104,520
	Central Bancorp, Inc.	1,600	52,800
	Central Pacific Financial Corp.	88,300	3,176,151
	Central Virginia Bankshares, Inc.	2,732	75,925
	Century Bancorp, Inc. Class A	1,000	26,900
*	Ceres Group, Inc.	94,168	564,066
	CFS Bancorp, Inc.	27,220	402,312
	Charter Financial Corp.	22,111	837,786
	Chemical Financial Corp.	71,873	2,099,410
	Chittenden Corp.	135,953	3,677,529
	Citizens Banking Corp.	124,562	3,318,332
	Citizens First Bancorp, Inc.	24,477	673,117
	Citizens South Banking Corp.	16,729	207,607
* #	Citizens, Inc.	110,554	583,725
	City Holding Co.	52,542	1,899,919
	Clark, Inc.	49,924	658,997
*	CNA Surety Corp.	121,718	2,089,898
#	CNB Financial Corp.	1,900	26,448
	CoBiz, Inc.	22,429	468,093
	Cohen & Steers, Inc.	101,000	2,482,580
#	Colony Bankcorp, Inc.	102	1,834
	Columbia Banking System, Inc.	45,887	1,541,803
	Comm Bancorp, Inc.	100	4,093
	Commercial Bancshares, Inc.	8,340	293,401
	Commercial Capital Bancorp, Inc.	33,525	526,342
	Commercial National Financial Corp.	3,100	60,605
	Community Bancorp, Inc.	2,845	119,149
	Community Bank System, Inc.	86,800	1,683,052
	Community Banks, Inc.	6,687	172,190
	Community Bankshares, Inc.	610	9,684
	Community Central Bank Corp.	1,680	19,404
	Community Trust Bancorp, Inc.	21,496	731,509
	Community West Bancshares	5,400	84,294
* #	CompuCredit Corp.	23,025	880,936
*	Consumer Portfolio Services, Inc.	32,904	246,451
	Cooperative Bankshares, Inc.	2,100	52,500
#	Corus Bankshares, Inc.	145,488	4,110,036
*	Cowlitz Bancorporation	1,441	21,327
	Crawford & Co. Class A	26,400	155,760
	Crawford & Co. Class B	24,500	149,205
	CVB Financial Corp.	221,469	3,587,798
*	Dearborn Bancorp, Inc.	5	119
	Delphi Financial Group, Inc. Class A	73,250	3,872,727
	Delta Financial Corp.	59,100	555,540
	Dime Community Bancshares	106,800	1,510,152

16

*	Dollar Financial Corp.	39,500	754,845
	Donegal Group, Inc. Class A	54,360	960,541
	Donegal Group, Inc. Class B	5,080	85,598
	EMC Insurance Group, Inc.	39,860	1,270,737
*	Encore Capital Group, Inc.	65,700	601,812
	Enterprise Financial Services Corp.	928	23,980
*	Epoch Holding Corp.	8,200	41,000
	ESB Financial Corp.	11,362	136,571
	Evans Bancorp, Inc.	114	2,567
*	EZCORP, Inc. Class A Non-Voting	10,500	339,255
#	F.N.B. Corp.	166,520	2,685,968
	FBL Financial Group, Inc. Class A	80,900	2,894,602
	Federal Agriculture Mortgage Corporation	27,800	696,390
	Federal Trust Corp.	1,093	12,739
	Fidelity Bankshares, Inc.	72,848	2,361,004
	Fidelity Southern Corp.	8,900	156,017
	Financial Federal Corp.	78,500	2,195,645
*	Financial Industries Corp.	12,082	99,797
	Financial Institutions, Inc.	600	11,364
*	Firebrand Financial Group, Inc.	9,100	660
*	First Acceptance Corp.	140,800	1,743,104
	First Albany Companies, Inc.	41,288	172,997
	First Bancorp	40,914	859,603
	First Bancshares, Inc.	101	1,692
*	First Bank of Delaware	6,767	15,767
	First Busey Corp.	62,343	1,274,291
*	First Cash Financial Services, Inc.	92,862	1,992,819
	First Charter Corp.	89,110	2,133,293
	First Citizens BancShares, Inc.	1,100	207,691
	First Commonwealth Financial Corp.	204,051	2,673,068
	First Community Bancorp	63,538	3,689,016
	First Community Bancshares, Inc.	32,461	1,035,506
	First Defiance Financial Corp.	12,759	345,514
	First Federal Bancshares of Arkansas, Inc.	6,020	143,336
	First Federal Bankshares, Inc.	1,603	35,587
	First Financial Bancorp	120,053	1,948,460
	First Financial Bankshares, Inc.	33,023	1,154,154
	First Financial Corp.	35,987	1,100,842
	First Financial Holdings, Inc.	34,328	1,066,571
	First Financial Service Corp.	100	3,001
	First Franklin Corp.	300	4,761
	First Indiana Corp.	48,902	1,282,210
*	First Investors Financial Services Group, Inc.	5,300	41,075
	First Keystone Financial, Inc.	2,000	39,140
	First M&F Corp.	8,400	165,349
*	First Mariner Bancorp, Inc.	6,200	119,350
	First Merchants Corp.	53,429	1,266,802
	First Midwest Bancorp, Inc.	1,414	49,716
	First Mutual Bancshares, Inc.	6,722	175,511
	First National Lincoln Corp.	100	1,662
	First Niagara Financial Group, Inc.	312,904	4,408,817
	First Oak Brook Bancshares, Inc.	20,150	739,303
	First PacTrust Bancorp, Inc.	8,000	231,680
	First Place Financial Corp.	43,758	999,870
	First Republic Bank	76,425	3,211,378

17

#	First South Bancorp, Inc.	9,009	263,964
	First State Bancorporation	50,676	1,183,791
	First United Corp.	4,616	98,690
	Firstbank Corp.	9,030	212,670
	FirstBank NW Corp.	5,656	117,419
*	FirstCity Financial Corp.	31,900	362,703
* #	FirstFed Financial Corp.	48,000	2,776,320
	Flag Financial Corp.	9,650	203,422
	Flagstar Bancorp, Inc.	171,500	2,768,010
	Flushing Financial Corp.	56,421	938,845
	FMS Financial Corp.	4,900	91,042
	FNB Corp. VA	200	6,780
	FNB Financial Services Corp.	3,181	47,556
	FNB United Corp.	3,640	67,813
*	FPIC Insurance Group, Inc.	29,046	1,091,258
*	Franklin Bank Corp.	67,157	1,336,424
	Frontier Financial Corp.	87,009	2,973,968
	GAMCO Investors, Inc.	18,200	644,462
	Gateway Financial Holdings, Inc.	28,561	448,408
	GB&T Bancshares, Inc.	36,918	796,321
	Glacier Bancorp, Inc.	93,071	2,723,257
	Great American Financial Resources, Inc.	60,200	1,177,512
*	Great Lakes Bancorp, Inc.	18,555	327,496
	Great Southern Bancorp, Inc.	20,650	547,225
	Greater Bay Bancorp	144,712	4,313,865
	Greater Community Bancorp	4,717	72,170
	Greene County Bancshares, Inc.	28,322	851,643
*	Greenville First Bancshares, Inc.	800	16,648
	GS Financial Corp.	500	9,025
	Guaranty Bancshares, Inc.	2,900	105,125
	Guaranty Federal Bancshares, Inc.	3,600	103,320
	Hancock Holding Co.	94,429	5,093,500
	Hanmi Financial Corp.	141,143	2,705,711
	Harbor Florida Bancshares, Inc.	69,791	2,565,517
	Harleysville Group, Inc.	88,476	2,449,900
	Harleysville National Corp.	79,475	1,590,295
	Heartland Financial USA, Inc.	6,945	174,667
	Heritage Commerce Corp.	34,266	824,097
	Heritage Financial Corp.	9,145	228,625
	HF Financial Corp.	5,613	98,368
#	Hilb Rogal Hamilton Co.	104,800	4,077,768
	Hingham Institution for Savings	88	3,318
	HMN Financial, Inc.	4,902	165,442
	Home Federal Bancorp	4,761	132,165
	HopFed Bancorp, Inc.	2,100	34,650
	Horace Mann Educators Corp.	124,638	2,087,686
	Horizon Financial Corp.	27,974	684,524
	IBERIABANK Corp.	27,716	1,687,627
	IBT Bancorp, Inc.	2,200	87,450
	Independence Holding Co.	5,650	124,582
	Independent Bank Corp. MA	44,723	1,423,533
	Independent Bank Corp. MI	63,738	1,717,739
	Infinity Property & Casualty Corp.	59,846	2,550,637
	Integra Bank Corp.	50,638	1,142,900
	Interchange Financial Services Corp.	57,954	1,302,806

18

*	Intervest Bancshares Corp.	21,900	881,256
*	Investment Technology Group, Inc.	110,000	5,203,000
*	Investors Capital Holdings, Ltd.	100	375
	Investors Title Co.	1,662	73,942
	Irwin Financial Corp.	83,000	1,709,800
	ITLA Capital Corp.	14,000	697,900
*	KMG America Corp.	13,100	111,743
	KNBT Bancorp, Inc.	81,884	1,334,709
*	Knight Capital Group, Inc.	290,723	4,482,949
* #	LaBranche & Co., Inc.	112,200	1,451,868
*	Ladenburg Thalmann Financial Services, Inc.	25,269	31,334
	Lakeland Bancorp, Inc.	16,017	223,757
	Lakeland Financial Corp.	450	10,233
	LandAmerica Financial Group, Inc.	50,500	3,379,460
	Leesport Financial Corp.	2,888	66,119
	Lincoln Bancorp	1,200	21,900
	LNB Bancorp, Inc.	2,559	47,060
	LSB Bancshares, Inc.	5,511	99,167
	LSB Corp.	4,200	70,140
	Macatawa Bank Corp.	31,137	1,005,749
	MAF Bancorp, Inc.	98,723	4,273,719
	Main Street Banks, Inc.	56,032	1,539,759
	MainSource Financial Group, Inc.	100	1,700
* #	MarketAxess Holdings, Inc.	4,900	53,655
*	Marlin Business Services, Inc.	32,833	694,090
	MASSBANK Corp.	7,100	233,519
	MB Financial, Inc.	79,966	2,883,574
	MBT Financial Corp.	46,425	757,656
	MCG Capital Corp.	135,034	2,124,085
*	Meadowbrook Insurance Group, Inc.	80,400	609,432
	Medallion Financial Corp.	53,922	702,604
	Mercantile Bank Corp.	7,921	318,424
*	Mercer Insurance Group, Inc.	1,600	29,904
	Merchants Bancshares, Inc.	9,550	232,304
	Merchants Group, Inc.	1,300	38,350
	Merrill Merchants Bancshares, Inc.	222	5,308
	Meta Financial Group, Inc.	2,300	51,750
	MetroCorp Bancshares, Inc.	7,920	242,352
	MFB Corp.	1,300	38,129
	MicroFinancial, Inc.	20,800	72,384
	Mid Penn Bancorp, Inc.	200	5,030
	Midland Co.	12,290	487,913
	MidSouth Bancorp, Inc.	582	16,308
	Mid-State Bancshares	65,303	1,726,611
	Midwest Banc Holdings, Inc.	63,220	1,409,174
	MidWestOne Financial Group, Inc.	296	5,698
	Monroe Bancorp	300	4,710
	Municipal Mortgage & Equity, L.L.C.	110,600	3,033,758
	MutualFirst Financial, Inc.	2,484	50,226
	Nara Bancorp, Inc.	58,811	1,140,933
	National Penn Bancshares, Inc.	134,987	2,570,152
	National Western Life Insurance Co. Class A	1,000	225,980
*	Navigators Group, Inc.	48,284	1,990,266
	NBC Capital Corp.	300	6,030
	NBT Bancorp, Inc.	99,799	2,200,568

19

	NetBank, Inc.	55,733	351,675
	New Hampshire Thrift Bancshares, Inc.	619	9,904
	NewAlliance Bancshares, Inc.	30,700	431,949
	NewMil Bancorp, Inc.	8,001	314,759
*	Newtek Business Services, Inc.	86,488	161,733
	North Bay Bancorp	533	15,373
	North Central Bancshares, Inc.	1,700	67,073
	North Valley Bancorp	739	12,563
	Northeast Bancorp	900	18,990
	Northrim BanCorp, Inc.	5,968	150,046
	Northway Financial, Inc.	2,500	93,500
	Northwest Bancorp, Inc.	145,205	3,635,933
	NYMAGIC, Inc.	11,300	358,775
	Oak Hill Financial, Inc.	5,300	146,651
	OceanFirst Financial Corp.	36,780	801,068
*	Ocwen Financial Corp.	183,734	2,083,544
	Ohio Casualty Corp.	132,778	3,966,079
	Ohio Valley Banc Corp.	1,800	45,396
	Old National Bancorp	190,000	3,644,200
	Old Second Bancorp, Inc.	4,333	130,510
	Omega Financial Corp.	35,967	1,150,584
	PAB Bankshares, Inc.	2,450	47,628
	Pacific Capital Bancorp	121,347	4,171,910
	Pacific Continental Corp.	2,056	34,459
*	Pacific Mercantile Bancorp	28,520	520,490
*	Pacific Premier Bancorp, Inc.	5,000	57,500
	Pamrapo Bancorp, Inc.	7,000	140,000
	Park Bancorp, Inc.	1,200	39,108
	Parkvale Financial Corp.	5,600	160,720
	Partners Trust Financial Group, Inc.	144,489	1,648,619
	PAULA Financial	6,000	15,000
*	Penn Treaty American Corp.	63,900	518,868
	Pennfed Financial Services, Inc.	33,839	621,622
	Penns Woods Bancorp, Inc.	924	35,426
*	Pennsylvania Commerce Bancorp, Inc.	875	24,124
	Peoples Bancorp of North Carolina	700	20,895
	Peoples Bancorp, Inc. IN	400	8,154
	Peoples Bancorp, Inc. OH	30,618	872,001
	PFF Bancorp, Inc.	70,600	2,400,400
*	Pico Holdings, Inc.	37,200	1,264,800
	Pinnacle Bancshares, Inc.	35	492
*	Pinnacle Financial Partners, Inc.	45,235	1,272,913
*	Piper Jaffray Companies, Inc.	52,200	3,303,738
	Placer Sierra Bancshares	1,700	40,851
*	PMA Capital Corp. Class A	92,908	961,598
	Pocahontas Bancorp, Inc.	4,825	61,157
*	Portfolio Recovery Associates, Inc.	46,105	2,271,593
*	Premier Financial Bancorp, Inc.	5,100	77,825
	Presidential Life Corp.	76,892	1,923,069
*	ProAssurance Corp.	83,950	3,963,279
	ProCentury Corp.	29,990	384,172
	Prosperity Bancshares, Inc.	87,225	2,816,495
	Provident Bankshares Corp.	95,693	3,376,049
	Provident Financial Holdings, Inc.	19,825	552,523
	Provident Financial Services, Inc.	196,553	3,608,713

20

	Provident New York Bancorp	121,247	1,566,511
*	PSB Bancorp, Inc.	4,900	58,996
	Pulaski Financial Corp.	23,800	395,794
	Rainier Pacific Financial Group, Inc.	17,066	299,679
	Renasant Corp.	23,253	879,661
#	Republic Bancorp, Inc.	209,458	2,276,808
	Republic Bancorp, Inc. Class A	35,055	717,576
*	Republic First Bancorp, Inc.	10,783	146,110
	Resource America, Inc.	52,253	966,680
*	Rewards Network, Inc.	76,000	638,400
	Riverview Bancorp, Inc.	9,200	224,296
	RLI Corp.	71,400	3,377,220
	Rome Bancorp, Inc.	15,500	199,950
	Royal Bancshares of Pennsylvania, Inc. Class A	4,506	102,511
*	RTW, Inc.	13,050	144,985
	Rurban Financial Corp.	790	9,282
	S&T Bancorp, Inc.	73,581	2,512,055
	S.Y. Bancorp, Inc.	1,500	38,760
	Sanders Morris Harris Group, Inc.	55,739	861,168
	Sandy Spring Bancorp, Inc.	42,950	1,508,833
	SCBT Financial Corp.	1,500	50,685
*	SCPIE Holdings, Inc.	11,100	260,739
*	Seabright Insurance Holdings	52,000	823,680
	Seacoast Banking Corp. of Florida	49,653	1,399,718
	Security Bank Corp.	3,627	80,302
	Selective Insurance Group, Inc.	79,561	4,336,074
*	Siebert Financial Corp.	22,100	59,670
#	Sierra Bancorp	3,870	100,968
	Simmons First National Corp. Class A	41,327	1,091,033
	Sound Federal Bancorp, Inc.	33,284	688,313
*	Southcoast Financial Corp.	3,951	86,527
	Southern Banc Co., Inc.	200	3,390
	Southern Community Financial Corp.	5,000	48,650
	Southside Bancshares, Inc.	4,915	96,137
	Southwest Bancorp, Inc.	40,676	976,631
*	Standard Management Corp.	7,400	3,034
	State Auto Financial Corp.	118,112	3,838,640
	State Bancorp, Inc.	400	6,464
	Sterling Bancorp	53,643	989,713
	Sterling Bancshares, Inc.	131,799	2,252,445
	Sterling Financial Corp.	97,605	2,932,054
	Sterling Financial Corp. (PA)	5,114	108,877
	Stewart Information Services Corp.	47,900	1,820,679
*	Stifel Financial Corp.	34,200	1,269,504
	Suffolk Bancorp	24,788	759,752
	Summit Bancshares, Inc.	27,606	557,917
	Summit Bank Corp.	4,320	65,880
* #	Sun American Bancorp	4,200	22,470
*	Sun Bancorp, Inc.	50,679	859,009
*	Superior Bancorp	58,200	667,554
	Susquehanna Bancshares, Inc.	136,091	3,108,318
	Sussex Bancorp	600	8,730
*	SVB Financial Group	67,458	3,252,825
	SWS Group, Inc.	33,418	776,300
	Synergy Financial Group, Inc.	3,900	57,213

21

	Taylor Capital Group, Inc.	8,057	331,384
	Team Financial, Inc.	2,000	28,850
	Teche Holding Co.	700	30,485
*	Texas Capital Bancshares, Inc.	11,500	263,925
	Texas Regional Bancshares, Inc. Class A	147,601	4,662,716
	Texas United Bancshares, Inc.	100	2,400
	TF Financial Corp.	2,600	74,854
*	The Bancorp, Inc.	39,550	908,068
*	The Enstar Group, Inc.	411	33,875
	The Phoenix Companies, Inc.	256,500	3,637,170
	The Savannah Bancorp, Inc.	200	7,450
	TIB Financial Corp.	516	16,460
	TierOne Corp.	50,812	1,666,634
	Timberland Bancorp, Inc.	9,000	277,200
	Tompkins County Trustco, Inc.	1,538	62,996
	Tower Financial Corp.	2,600	49,673
	Tower Group, Inc.	28,100	871,381
*	Tradestation Group, Inc.	128,987	1,794,209
* #	Trenwick Group, Ltd.	11,975	9
*	Triad Guaranty, Inc.	42,014	2,274,218
	Trico Bancshares	45,600	1,235,304
#	TrustCo Bank Corp. NY	209,404	2,301,350
	UMB Financial Corp.	124,130	3,999,469
	Umpqua Holdings Corp.	124,736	3,285,546
*	Unico American Corp.	12,300	144,525
	Union Bankshares Corp.	19,570	772,428
*	United America Indemnity, Ltd.	23,343	530,586
	United Bancshares, Inc.	200	3,104
	United Bankshares, Inc.	121,400	4,281,778
	United Community Banks, Inc.	111,412	3,316,735
	United Community Financial Corp.	88,872	1,022,917
	United Financial Corp.	975	21,421
	United Fire & Casualty Co.	66,042	2,070,417
*	United PanAm Financial Corp.	49,852	1,403,832
#	United Security Bancshares	7,500	169,875
	Unity Bancorp, Inc.	5,919	107,075
*	Universal American Financial Corp.	153,452	2,146,793
	Univest Corporation of Pennsylvania	11,327	297,107
	USB Holding Co., Inc.	58,005	1,345,738
	Vail Banks, Inc.	1,300	20,865
*	Valley Bancorp	1,518	59,445
*	Vesta Insurance Group, Inc.	90,700	8,163
	Vineyard National Bancorp Co.	12,700	326,136
*	Virginia Commerce Bancorp, Inc.	58,260	1,499,612
	Virginia Financial Group, Inc.	423	16,565
	Washington Banking Co.	7,540	143,260
*	Washington Savings Bank, FSB	2,300	19,780
	Washington Trust Bancorp, Inc.	37,463	972,539
	Wayne Savings Bancshares, Inc.	1,800	27,198
	Wesbanco, Inc.	61,461	1,847,518
	West Bancorporation	46,768	786,170
	West Coast Bancorp	41,129	1,118,298
	Westamerica Bancorporation	13	631
	Westbank Corp.	7,340	120,009
	Western Sierra Bancorp	4,275	181,046

22

	Westfield Financial, Inc.	900	21,591
	Westwood Holdings Group, Inc.	6,679	123,561
	Willow Grove Bancorp, Inc.	40,763	682,780
	Wilshire Bancorp, Inc.	80,150	1,417,853
	Wintrust Financial Corp.	67,019	3,440,085
*	World Acceptance Corp.	51,209	1,647,394
	WVS Financial Corp.	100	1,702
	Yardville National Bancorp	32,109	1,181,932
	Zenith National Insurance Corp.	27,000	1,080,000
Total Financials			437,547,109

Health Care — (12.3%)
*	A.D.A.M., Inc.	700	4,648
*	Abaxis, Inc.	39,300	671,244
*	Abiomed, Inc.	76,370	1,023,358
* #	Able Laboratories, Inc.	8,300	606
*	Acacia Research-CombiMatrix	76,538	143,891
*	Acadia Pharmaceuticals, Inc.	85,010	880,704
* #	Accelr8 Technology Corp.	880	2,561
*	Accelrys, Inc.	68,316	489,826
*	Access Pharmaceuticals, Inc.	27,000	6,075
*	Acusphere, Inc.	66,230	366,914
*	Adolor Corp.	131,200	3,066,144
*	Advanced Magnetics, Inc.	32,724	854,424
*	Advancis Pharmaceutical Corp.	61,874	201,090
*	ADVENTRX Pharmaceuticals, Inc.	202,100	877,114
*	Air Methods Corp.	33,670	755,891
* #	Akorn, Inc.	128,000	513,280
#	Aksys, Ltd.	77,980	64,723
*	Albany Molecular Research, Inc.	87,860	905,837
*	Alexion Pharmaceuticals, Inc.	90,900	2,955,159
* #	Align Technology, Inc.	181,810	1,343,576
* #	Alkermes, Inc.	74,422	1,475,044
*	Alliance Imaging, Inc.	133,300	773,140
*	Allied Healthcare International, Inc.	97,883	373,913
*	Allied Healthcare Products, Inc.	7,100	42,955
*	Allos Therapeutics, Inc.	159,710	511,072
*	Allscripts Healthcare Solutions, Inc.	150,642	2,627,196
*	Almost Family, Inc.	1,600	39,808
* #	Alnylam Pharmaceuticals, Inc.	92,105	1,362,233
	Alpharma, Inc. Class A	123,100	2,883,002
*	Alteon, Inc.	57,900	11,580
*	Amedisys, Inc.	45,875	1,640,031
*	America Services Group, Inc.	28,158	385,765
*	American Caresource Holding, Inc.	367	1,395
*	American Claims Evaluation, Inc.	1,000	2,040
*	American Dental Partners, Inc.	20,750	287,595
*	American Medical Systems Holdings, Inc.	201,526	3,984,169
*	American Retirement Corp.	102,300	3,295,083
	American Shared Hospital Services	9,100	58,240
*	AMERIGROUP Corp.	149,600	4,293,520
*	AMICAS, Inc.	134,571	479,073
*	AMN Healthcare Services, Inc.	93,200	1,834,176
*	Amsurg Corp.	86,133	2,074,944
	Analogic Corp.	39,800	2,273,774

23

*	Andrx Corp.	104,260	2,435,514
*	Angeion Corp.	215	1,079
*	AngioDynamics, Inc.	15,232	426,496
*	Anika Therapeutics, Inc.	30,471	320,555
* #	Antigenics, Inc.	132,213	314,667
*	AP Pharma, Inc.	44,423	77,296
* #	Aphton Corp.	94,488	3,780
*	Applera Corp. - Celera Genomics Group	189,100	2,117,920
*	Applied Imaging Corp.	3,775	6,984
*	Apria Healthcare Group, Inc.	53,600	1,029,120
*	Aradigm Corp.	13,957	21,075
* #	Arena Pharmaceuticals, Inc.	134,216	1,830,706
	Argonaut Technologies, Inc.	3,398	1,087
*	Ariad Pharmaceuticals, Inc.	167,131	857,382
*	Arqule, Inc.	94,912	512,525
*	Array BioPharma, Inc.	115,103	847,158
	Arrhythmia Research Technology, Inc.	6,900	75,279
#	Arrow International, Inc.	129,648	4,179,852
* #	Arthrocare Corp.	75,410	3,185,318
*	Aspect Medical Systems, Inc.	63,876	1,253,247
* #	AtheroGenics, Inc.	114,100	1,516,389
	Atrion Corp.	4,423	318,456
*	ATS Medical, Inc.	75,397	213,374
*	Auxilium Pharmaceuticals, Inc.	28,500	236,835
*	AVANIR Pharmaceuticals Class A	90,925	890,156
*	Avant Immunotherapeutics, Inc.	207,734	346,916
* #	AVI BioPharma, Inc.	152,100	692,055
*	Avigen, Inc.	58,543	328,426
* #	AXM Pharma, Inc.	29,900	11,063
*	Barrier Therapeutics, Inc.	70,000	414,400
*	Bentley Pharmaceuticals, Inc.	63,360	747,014
*	Bioanalytical Systems, Inc.	4,700	29,375
* #	BioCryst Pharmaceuticals, Inc.	83,336	1,104,202
*	Bioenvision, Inc.	118,362	684,132
*	Bio-Imaging Technologies, Inc.	32,390	125,997
#	BioLase Technology, Inc.	67,008	498,540
*	BioMarin Pharmaceutical, Inc.	242,882	3,155,037
*	Bio-Rad Laboratories, Inc. Class A	19,400	1,288,548
*	Bio-Reference Laboratories, Inc.	37,646	705,110
*	BioSante Pharmaceuticals, Inc.	55,100	179,075
*	BioScrip, Inc.	107,605	597,208
*	Biosite, Inc.	48,745	2,193,038
*	BioSpecifics Technologies Corp.	2,200	1,892
*	BioSphere Medical, Inc.	50,000	282,500
* #	BioTime, Inc.	4,200	1,134
*	Bioveris Corp.	31,800	211,470
*	Bovie Medical Corp.	30,100	119,497
* #	Bradley Pharmaceuticals, Inc.	48,751	630,838
*	Bruker BioSciences Corp.	261,219	1,512,458
*	BSD Medical Corp.	15,700	91,374
* #	Caliper Life Sciences, Inc.	96,924	498,189
	Cambrex Corp.	74,700	1,508,940
*	Candela Corp.	68,510	1,179,742
*	Cantel Medical Corp.	43,360	598,802
*	Capital Senior Living Corp.	71,100	782,100

24

*	Caprius, Inc.	27	27
*	Caraco Pharmaceutical Laboratories, Ltd.	76,650	822,455
*	Cardiac Science Corp.	33,613	295,458
*	CardioDynamics International Corp.	122,702	166,875
*	Cardiotech International, Inc.	57,363	135,377
* #	Cell Genesys, Inc.	132,436	819,779
* #	Cell Therapeutics, Inc.	168,900	238,149
*	Cellegy Pharmaceuticals, Inc.	61,096	42,767
* #	Centene Corp.	124,700	3,248,435
*	Cepheid, Inc.	153,006	1,481,098
*	Cerus Corp.	80,500	664,125
*	Chad Therapeutics, Inc.	9,700	25,511
#	Chemed Corp.	76,200	4,103,370
*	Cholestech Corp.	42,900	587,730
*	Ciphergen Biosystems, Inc.	73,586	84,624
* #	Clarient, Inc.	20,200	18,382
*	Clinical Data, Inc.	4,343	80,432
	CNS, Inc.	37,420	853,550
*	Collagenex Pharmaceuticals, Inc.	50,343	626,267
*	Columbia Laboratories, Inc.	121,100	456,547
	Computer Programs & Systems, Inc.	31,200	1,253,616
*	Conceptus, Inc.	83,936	1,117,188
*	Conmed Corp.	81,454	1,583,466
*	Connetics Corp.	102,060	1,199,205
*	Conor Medsystems, Inc.	26,200	610,460
*	Corautus Genetics, Inc.	1,542	1,280
*	Corcept Therapeutics, Inc.	65,606	312,941
*	Corgentech, Inc.	13,034	96,582
* #	Cortex Pharmaceuticals, Inc.	99,600	316,728
*	Corvel Corp.	19,800	469,854
*	Cotherix, Inc.	36,500	287,255
* #	Critical Therapeutics, Inc.	94,703	445,104
*	Criticare Systems, Inc.	35,000	165,900
*	Cross Country Healthcare, Inc.	93,257	1,644,121
*	CryoLife, Inc.	69,400	312,994
*	Cubist Pharmaceuticals, Inc.	155,840	3,688,733
*	CuraGen Corp.	161,331	608,218
* #	Curative Health Services, Inc.	37,800	699
*	Curis, Inc.	130,759	205,292
*	Cutera, Inc.	35,600	587,044
* #	CV Therapeutics, Inc.	125,205	2,085,915
*	Cyberonics, Inc.	66,700	1,666,833
*	Cypress Bioscience, Inc.	92,733	638,930
*	Cytogen Corp.	64,070	213,353
*	Cytomedix, Inc.	7,600	20,140
*	CytRx Corp.	1,700	2,259
	Datascope Corp.	43,134	1,479,928
*	Daxor Corp.	4,525	76,925
*	Del Global Technologies Corp.	10,627	29,224
*	Dendreon Corp.	180,279	793,228
*	Dendrite International, Inc.	117,259	1,192,524
*	DepoMed, Inc.	119,034	682,065
	Diagnostic Products Corp.	82,800	4,779,216
*	Dialysis Corporation of America	2,484	30,429
*	Digene Corp.	65,400	2,444,652

25

*	Dionex Corp.	58,415	3,146,232
* #	Discovery Laboratories, Inc.	171,223	381,827
*	Discovery Partners International, Inc.	70,218	174,843
*	Diversa Corp.	135,730	1,271,790
*	DJ Orthopedics, Inc.	64,400	2,469,740
*	DOV Pharmaceutical, Inc.	66,928	206,808
* #	Durect Corp.	161,828	760,592
* #	DUSA Pharmaceuticals, Inc.	45,361	268,537
*	Dyax Corp.	129,800	486,750
*	Dynacq Healthcare, Inc.	21,500	35,583
*	Dynavax Technologies Corp.	45,400	191,588
*	Eclipsys Corp.	33,800	657,072
* #	Elite Pharmaceuticals, Inc.	52,800	116,160
*	Embrex, Inc.	23,899	247,116
*	Emeritus Corp.	32,424	696,792
*	Emisphere Technologies, Inc.	68,842	671,210
*	Encision, Inc.	1,100	3,300
*	Encore Medical Corp.	210,654	1,049,057
*	Encysive Pharmaceuticals, Inc.	160,898	699,906
*	Endocare, Inc.	25,000	77,250
*	Endologix, Inc.	104,651	375,697
*	Enpath Medical, Inc.	14,000	145,600
* #	Entremed, Inc.	179,400	312,156
*	Enzo Biochem, Inc.	87,204	902,561
*	Enzon Pharmaceuticals, Inc.	70,100	522,245
*	EP Medsystems, Inc.	14,500	30,885
* #	Epicept Corp.	13,101	35,111
*	EPIX Pharmaceuticals, Inc.	63,028	225,640
*	eResearch Technology, Inc.	142,210	1,296,955
*	Escalon Medical Corp.	3,100	14,229
*	etrials Worldwide, Inc.	8,700	42,456
* #	ev3, Inc.	60,109	873,384
*	Exact Sciences Corp.	76,305	186,947
*	Exactech, Inc.	11,200	149,072
*	Exelixis, Inc.	242,921	2,635,693
*	E-Z-EM, Inc.	31,462	484,515
*	First Horizon Pharmaceutical Corp.	101,764	2,148,238
*	Five Star Quality Care, Inc.	84,200	926,200
*	Genaera Corp.	22,300	22,189
*	Gene Logic, Inc.	84,972	207,332
*	Genesis HealthCare Corp.	54,450	2,562,962
* #	Genitope Corp.	103,900	746,002
*	Genta, Inc.	289,475	495,002
*	Gentiva Health Services, Inc.	76,937	1,336,396
*	GenVec, Inc.	114,669	219,018
* #	Geron Corp.	175,009	1,218,063
*	Greatbatch, Inc.	60,600	1,375,014
*	GTC Biotherapeutics, Inc.	58,164	58,164
*	GTx, Inc.	24,000	207,120
*	Haemonetics Corp.	76,647	3,870,674
*	Halozyme Therapeutics, Inc.	9,900	24,354
*	Hana Biosciences, Inc.	300	2,658
*	Hanger Orthopedic Group, Inc.	56,252	440,453
*	Harvard Bioscience, Inc.	88,317	370,931
*	HealthAxis, Inc.	750	818

26

*	HealthExtras, Inc.	125,010	3,755,300
*	HealthStream, Inc.	60,400	230,124
*	HealthTronics, Inc.	97,736	721,292
* #	Healthways, Inc.	96,000	5,101,440
* #	Hemispherx Biopharma, Inc.	177,100	478,170
*	Hi-Tech Pharmacal Co., Inc.	38,425	761,584
*	HMS Holdings Corp.	60,914	587,211
*	Hollis-Eden Pharmaceuticals, Inc.	71,953	341,777
	Hooper Holmes, Inc.	184,500	555,345
*	Horizon Health Corp.	41,800	885,324
* #	Human Genome Sciences, Inc.	381,108	4,176,944
*	Icagen, Inc.	6,500	39,975
*	ICOS Corp.	151,333	3,075,087
*	ICU Medical, Inc.	40,250	1,669,168
*	IDM Pharma, Inc.	2,388	9,409
*	I-Flow Corp.	65,100	828,723
*	Illumina, Inc.	120,942	3,305,345
* #	Immtech International, Inc.	32,100	217,638
*	Immucor, Inc.	193,227	3,514,799
*	Immunicon Corp.	55,963	283,509
*	ImmunoGen, Inc.	116,853	426,513
*	Immunomedics, Inc.	164,100	456,198
*	IMPATH Bankruptcy Liquidating Trust	21,600	40,932
*	Impax Laboratories, Inc.	147,344	1,056,456
*	Implant Sciences Corp.	31,300	121,757
*	Incyte Corp.	230,305	960,372
*	Indevus Pharmaceuticals, Inc.	136,794	679,866
*	Inhibitex, Inc.	32,100	61,953
*	Innovative Clinical Solutions, Ltd.	568	2
* #	Inovio Biomedical Corp.	32,000	76,480
* #	Insite Vision, Inc.	18,000	41,760
*	Insmed, Inc.	152,418	254,538
*	Inspire Pharmaceuticals, Inc.	110,169	526,608
* #	Integra LifeSciences Holdings	82,455	3,169,570
*	IntegraMed America, Inc.	14,246	173,089
*	Interleukin Genetics, Inc.	16,800	95,592
* #	Intermagnetics General Corp.	122,463	2,849,714
* #	InterMune, Inc.	97,200	1,541,592
* #	Interpharm Holdings, Inc.	55,800	72,540
*	IntraBiotics Pharmaceuticals, Inc.	18,700	67,133
*	IntraLase Corp.	13,400	256,610
* #	Introgen Therapeutics, Inc.	107,723	535,383
#	Invacare Corp.	79,800	2,259,936
* #	Inverness Medical Innovations, Inc.	7,261	209,480
*	Iomed, Inc.	19,600	43,512
*	Iridex Corp.	22,049	229,310
*	IRIS International, Inc.	47,824	680,057
*	Isis Pharmaceuticals, Inc.	209,413	1,637,610
* #	Isolagen, Inc.	99,200	177,568
*	Ista Pharmaceuticals, Inc.	75,145	444,858
*	I-Trax, Inc.	104,600	333,674
*	IVAX Diagnostics, Inc.	16,600	34,196
*	iVow, Inc.	650	1,631
*	Kendle International, Inc.	40,703	1,319,591
*	Kensey Nash Corp.	33,254	979,330

27

*	Keryx Biopharmaceuticals, Inc.	110,050	1,573,715
	Kewaunee Scientific Corp.	2,137	19,212
*	Kindred Healthcare, Inc.	100,578	2,550,658
*	Kosan Biosciences, Inc.	88,206	394,281
*	K-V Pharmaceutical Co. Class A	106,050	2,150,694
*	K-V Pharmaceutical Co. Class B	20,275	416,651
*	Kyphon, Inc.	69,742	2,768,060
* #	La Jolla Pharmaceutical Co.	68,541	257,714
*	Lannet Co., Inc.	69,530	417,875
* #	Large Scale Biology Corp.	2,020	2,020
* #	Laserscope, Inc.	64,750	1,372,700
	LCA-Vision, Inc.	59,925	3,256,325
*	Lectec Corp.	3,100	1,318
*	Lexicon Genetics, Inc.	187,118	935,590
*	Lifecell Corp.	96,400	2,602,800
*	Lifecore Biomedical, Inc.	36,830	552,450
* #	Ligand Pharmaceuticals, Inc. Class B	186,300	2,039,985
*	Lipid Sciences, Inc.	67,308	103,654
*	Luminex Corp.	92,743	1,511,711
*	Magellan Health Services, Inc.	98,407	3,980,563
* #	Mannkind Corp.	145,677	2,773,690
* #	Martek Biosciences Corp.	93,020	2,358,057
*	Matria Healthcare, Inc.	60,139	1,735,612
* #	Matritech, Inc.	26,900	30,935
*	Matrixx Initiatives, Inc.	28,475	424,847
*	Maxygen, Inc.	100,252	775,950
* #	Medarex, Inc.	353,662	3,628,572
*	MedCath Corp.	52,349	815,597
* #	Med-Design Corp.	14,751	6,785
*	Medical Action Industries, Inc.	30,339	696,583
*	Medical Staffing Network Holdings, Inc.	79,400	377,944
*	MEDTOX Scientific, Inc.	23,645	238,815
*	Memory Pharmaceuticals Corp.	59,500	102,935
*	Memry Corp.	84,000	214,200
*	Merge Technologies, Inc.	64,244	816,541
	Meridian Bioscience, Inc.	75,656	1,799,856
*	Merit Medical Systems, Inc.	73,876	845,880
*	Metabasis Therapeutics, Inc.	40,999	323,072
*	Metropolitan Health Networks, Inc.	127,600	325,380
*	MGI Pharma, Inc.	12,397	223,270
*	MicroIslet, Inc.	22,600	39,550
*	Micromet, Inc.	26,966	125,392
*	Microtek Medical Holdings, Inc.	123,016	455,159
* #	Milestone Scientific, Inc.	17,500	17,150
*	Miravant Medical Technologies	1,800	41
*	Molecular Devices Corp.	49,087	1,410,760
*	Molina Healthcare, Inc.	80,500	3,044,510
* #	Momenta Pharmaceuticals, Inc.	76,647	1,091,453
*	Monogram Biosciences, Inc.	311,835	580,013
*	MTS Medication Technologies	500	3,000
*	Myogen, Inc.	122,273	3,808,804
*	Myriad Genetics, Inc.	113,457	2,962,362
* #	Nabi Biopharmaceuticals	162,950	956,517
* #	Nanogen, Inc.	120,410	256,473
* #	Nastech Pharmaceutical Co., Inc.	59,933	838,463

28

*	National Dentex Corp.	5,250	112,560
	National Home Health Care Corp.	7,065	70,862
*	National Medical Health Card Systems, Inc.	14,500	172,550
	National Research Corp.	9,185	199,774
*	Natus Medical, Inc.	51,600	643,452
* #	Nektar Therapeutics	243,683	4,871,223
*	Neogen Corp.	24,751	504,920
*	Neopharm, Inc.	76,217	429,102
*	Neose Technologies, Inc.	95,024	289,823
*	Neurobiological Technologies, Inc.	2,700	8,721
*	Neurogen Corp.	100,507	549,773
*	Neurometric, Inc.	35,430	1,032,430
*	New Brunswick Scientific Co., Inc.	16,595	135,083
* #	New River Pharmaceuticals, Inc.	105,258	3,105,111
*	NitroMed, Inc.	58,278	238,357
*	NMT Medical, Inc.	36,599	437,358
*	North American Scientific, Inc.	39,350	75,946
* #	Northfield Laboratories, Inc.	74,885	688,942
*	NovaMed, Inc.	67,967	483,925
*	Novavax, Inc.	153,771	779,619
*	Noven Pharmaceuticals, Inc.	68,408	1,198,508
*	Novoste Corp.	6,550	18,504
*	NPS Pharmaceuticals, Inc.	128,720	713,109
*	Nutraceutical International Corp.	32,906	534,723
* #	Nutrition 21, Inc.	500	960
*	NuVasive, Inc.	89,352	1,468,053
*	Nuvelo, Inc.	149,781	2,450,417
	NWH, Inc.	4,100	73,021
* #	OCA, Inc.	111,851	11,744
* #	Occulogix, Inc.	12,200	27,206
*	Odyssey Healthcare, Inc.	99,300	1,619,583
*	Omnicell, Inc.	76,076	1,018,658
* #	Onyx Pharmaceuticals, Inc.	117,100	2,340,829
*	Optical Sensors, Inc.	1,633	3,511
	Option Care, Inc.	95,450	1,075,722
*	OraSure Technologies, Inc.	133,050	1,161,527
*	Orchid Cellmark, Inc.	61,074	238,799
*	Orthologic Corp.	106,463	165,018
* #	Oscient Pharmaceutical Corp.	193,192	243,422
* #	OSI Pharmaceuticals, Inc.	164,799	4,716,547
*	Osteotech, Inc.	43,800	197,100
	Owens & Minor, Inc.	115,700	3,436,290
*	Oxigene, Inc.	67,850	267,329
* #	Pain Therapeutics, Inc.	129,822	1,103,487
* #	PainCare Holdings, Inc.	136,600	188,508
* #	Palatin Technologies, Inc.	165,862	384,800
*	Palomar Medical Technologies, Inc.	50,094	2,235,695
*	Panacos Pharmaceuticals, Inc.	141,037	888,533
* #	Par Pharmaceutical Companies, Inc.	101,500	2,329,425
*	Parexel International Corp.	77,062	2,211,679
*	Patient Infosystems, Inc.	733	843
*	PDI, Inc.	37,659	517,811
*	Pediatric Services of America, Inc.	18,080	236,848
*	Penwest Pharmaceuticals Co.	65,400	1,264,836
	Perrigo Co.	272,747	4,587,605

29

* #	Per-Se Technologies, Inc.	115,613	2,881,076
*	Pharmacopia Drug Discovery, Inc.	25,650	126,968
*	Pharmacyclics, Inc.	54,401	218,148
* #	Pharmanetics, Inc.	100	33
*	Pharmion Corp.	87,740	1,720,581
*	PhotoMedex, Inc.	126,944	205,649
*	Point Therapeutics, Inc.	660	1,934
	PolyMedica Corp.	69,949	2,685,342
*	Possis Medical, Inc.	46,554	374,294
*	Pozen, Inc.	84,467	1,182,538
*	PRAECIS Pharmaceuticals, Inc.	29,630	158,224
* #	Premier Laser Systems, Inc. Class A	3,400	3
*	Progenics Pharmaceuticals, Inc.	73,800	1,565,298
*	Providence Service Corp.	32,653	1,018,447
*	ProxyMed, Inc.	38,279	281,351
*	PSS World Medical, Inc.	194,800	3,459,648
	Psychemedics Corp.	14,425	243,350
*	Psychiatric Solutions, Inc.	141,966	4,173,800
*	QuadraMed Corp.	51,306	104,664
*	Questcor Pharmaceuticals, Inc.	25,900	47,915
*	Quidel Corp.	99,435	937,672
*	Quigley Corp.	24,206	225,939
*	Radiation Therapy Services, Inc.	63,900	1,550,853
*	Radiologix, Inc.	58,000	138,620
*	Regeneration Technologies, Inc.	83,140	589,463
*	Regeneron Pharmaceuticals, Inc.	158,637	2,052,763
*	RegeneRx Biopharmaceuticals, Inc.	8,600	23,994
*	RehabCare Group, Inc.	41,400	698,418
* #	Renovis, Inc.	84,500	1,377,350
*	Repligen Corp.	87,300	267,138
*	Res-Care, Inc.	75,830	1,505,226
*	Retractable Technologies, Inc.	9,800	32,830
*	Rigel Pharmaceuticals, Inc.	65,122	640,149
*	Rita Medical Systems, Inc.	121,421	444,401
*	Rochester Medical Corp.	13,570	198,122
*	Rural/Metro Corp.	13,600	96,968
*	Salix Pharmaceuticals, Ltd.	3,617	43,693
*	Sangamo BioSciences, Inc.	88,697	674,097
* #	Santarus, Inc.	129,036	899,381
*	Savient Pharmaceuticals, Inc.	171,400	985,550
*	Schick Technologies, Inc.	47,100	1,983,381
*	SciClone Pharmaceuticals, Inc.	126,569	284,780
* #	SCOLR Pharma, Inc.	28,700	141,204
*	Seattle Genetics, Inc.	118,665	492,460
*	Senesco Technologies, Inc.	27,100	41,734
*	Senomyx, Inc.	83,498	1,333,463
*	Sequenom, Inc.	48,406	31,464
*	SeraCare Life Sciences, Inc.	33,389	191,987
*	Serologicals Corp.	96,822	3,017,942
*	SFBC International, Inc.	47,818	743,570
*	Signalife, Inc.	400	980
* #	Sirna Therapeutics, Inc.	179,675	1,081,644
*	Solexa, Inc.	50,100	453,405
*	Sonic Innovations, Inc.	63,500	309,245
*	SonoSite, Inc.	46,945	1,726,637

30

*	Sonus Pharmaceuticals, Inc.	67,150	364,625
	Span-American Medical System, Inc.	2,600	29,094
*	Spectranetics Corp.	76,582	992,503
*	Spectrum Pharmaceuticals, Inc.	68,608	270,316
*	SRI/Surgical Express, Inc.	8,700	44,718
*	Staar Surgical Co.	72,300	624,672
* #	StemCells, Inc.	2,500	5,550
*	Stereotaxis, Inc.	22,000	215,820
	Stratagene Corp.	11,826	78,052
*	Strategic Diagnostics, Inc.	53,950	167,245
*	Sun Healthcare Group, Inc.	62,592	513,880
*	SunLink Health Systems, Inc.	1,048	10,249
*	Sunrise Senior Living, Inc.	116,230	3,892,543
*	SuperGen, Inc.	146,959	617,228
* #	SurModics, Inc.	51,992	2,023,009
*	Symbion, Inc.	60,001	1,316,422
*	Symmetry Medical, Inc.	93,300	1,738,179
*	Synovis Life Technologies, Inc.	34,700	338,325
*	Tanox, Inc.	125,570	1,794,395
* #	Telik, Inc.	151,500	2,420,970
*	The Medicines Co.	144,192	2,667,552
*	Theragenics Corp.	92,700	314,253
*	Third Wave Technologies, Inc.	119,173	309,850
*	Thoratec Corp.	147,943	2,096,352
*	Threshold Pharmaceuticals, Inc.	85,400	350,140
*	Titan Pharmaceuticals, Inc.	103,200	204,336
*	TLC Vision Corp.	31,060	175,178
* #	Trestle Holdings, Inc.	450	99
*	Trimeris, Inc.	65,078	701,541
*	TriPath Imaging, Inc.	107,452	768,282
*	Tripos, Inc.	10,420	26,488
*	TriZetto Group, Inc.	124,232	1,771,548
*	U.S. Physical Therapy, Inc.	33,498	503,475
*	United Surgical Partners International, Inc.	110,557	3,439,428
*	United Therapeutics Corp.	63,058	3,036,873
*	Urologix, Inc.	37,442	133,294
	Utah Medical Products, Inc.	9,058	273,189
	Valeant Pharmaceuticals International	49,400	849,680
*	Varian, Inc.	88,499	3,894,841
*	Vascular Solutions, Inc.	40,400	340,168
*	Vaxgen, Inc.	41,100	184,950
*	Ventana Medical Systems, Inc.	101,142	4,800,199
*	Ventiv Health, Inc.	79,977	2,362,521
*	Viasys Healthcare, Inc.	94,000	2,367,860
*	Vical, Inc.	79,263	511,246
*	Virbac Corp.	21,300	91,590
*	ViroPharma, Inc.	192,274	1,870,826
*	Vision-Sciences, Inc.	5,000	8,450
*	VistaCare, Inc.	45,945	634,960
*	Vital Images, Inc.	36,492	849,899
	Vital Signs, Inc.	37,940	1,897,759
*	Vivus, Inc.	125,017	546,324
	West Pharmaceutical Services, Inc.	90,900	3,092,418
*	Wright Medical Group, Inc.	92,326	2,086,568
*	Xenogen Corp.	200	622

31

	Young Innovations, Inc.	34	1,103
* #	Zevex International, Inc.	11,066	144,522
*	Zila, Inc.	128,529	451,137
*	Zoll Medical Corp.	26,162	774,918
* #	Zymogenetics, Inc.	197,014	3,398,492
Total Health Care			451,080,693

Industrials — (14.1%)
*	3-D Systems Corp.	25,670	508,266
*	AAON, Inc.	19,155	446,695
* #	AAR Corp.	105,383	2,537,623
*	Ablest, Inc.	2,100	18,491
	ABM Industries, Inc.	141,400	2,453,290
	Abrams Industries, Inc.	330	1,406
*	ABX Air, Inc.	163,183	1,099,853
* #	Acco Brands Corp.	31,800	723,768
*	Accuride Corp.	58,600	672,728
	Aceto Corp.	69,575	532,945
*	Active Power, Inc.	142,756	629,554
	Actuant Corp.	75,980	4,485,099
	Acuity Brands, Inc.	120,700	4,815,930
	Administaff, Inc.	79,300	3,047,499
*	AeroCentury Corp.	300	1,605
*	Aerosonic Corp.	10,600	94,128
*	AirNet Systems, Inc.	21,500	62,565
*	Airtran Holdings, Inc.	259,200	3,188,160
	Alamo Group, Inc.	20,000	434,800
*	Alaska Air Group, Inc.	97,000	3,757,780
	Albany International Corp. Class A	84,072	3,359,517
*	Allied Defense Group, Inc.	16,600	356,236
*	Allied Holdings, Inc.	100	92
	Ambassadors International, Inc.	18,980	421,925
*	Amerco, Inc.	621	54,903
	American Ecology Corp.	51,550	1,308,855
*	American Locker Group, Inc.	300	1,590
* #	American Science & Engineering, Inc.	23,200	1,333,304
* #	American Superconductor Corp.	95,199	892,015
	American Woodmark Corp.	47,776	1,678,849
	Ameron International Corp.	25,300	1,449,184
*	Amistar Corp.	1,600	4,160
*	AML Communications, Inc.	7,600	8,892
	Ampco-Pittsburgh Corp.	10,955	359,981
	Amrep Corp.	7,300	304,848
	Angelica Corp.	25,400	487,934
*	APAC Customer Services, Inc.	89,275	192,834
	Apogee Enterprises, Inc.	80,710	1,210,650
	Applied Industrial Technologies, Inc.	81,550	3,143,753
	Applied Signal Technologies, Inc.	33,400	586,170
*	Argon ST, Inc.	61,225	1,745,525
	Arkansas Best Corp.	73,200	3,016,572
*	Armor Holdings, Inc.	48,900	2,793,168
* #	Arotech Corp.	64,691	16,981
	Art’s-Way Manufacturing Co., Inc.	200	1,408
*	Astec Industries, Inc.	61,900	2,138,026
*	Astronics Corp.	7,525	104,974

32

* #	ASV, Inc.	77,932	1,593,709
* #	ATA Holdings Corp.	24,879	0
*	Avalon Holding Corp. Class A	1,550	7,037
*	Aviall, Inc.	98,800	4,658,420
*	Axsys Technologies, Inc.	8,950	147,944
*	AZZ, Inc.	16,000	362,400
	Badger Meter, Inc.	20,100	1,109,520
*	Baker (Michael) Corp.	24,500	552,965
	Baldor Electric Co.	96,133	2,861,879
*	Baldwin Technology Co., Inc. Class A	12,900	70,950
	Banta Corp.	70,200	3,472,092
	Barnes Group, Inc.	70,100	2,894,429
*	Barrett Business Services, Inc.	30,100	749,490
*	BE Aerospace, Inc.	156,710	3,474,261
	BlueLinx Holdings, Inc.	79,400	1,070,312
	Bowne & Co., Inc.	88,600	1,284,700
	Brady Co. Class A	108,100	4,303,461
*	BTU International, Inc.	12,500	192,625
*	Butler International, Inc.	8,200	20,910
	C&D Technologies, Inc.	71,100	469,260
*	Cannon Express, Inc.	200	0
* #	Capstone Turbine Corp.	297,900	908,595
	Cascade Corp.	36,100	1,357,360
*	Casella Waste Systems, Inc. Class A	69,689	1,087,148
*	Catalytica Energy Systems, Inc.	19,291	28,937
*	CBIZ, Inc.	219,497	1,810,850
*	CD&L, Inc.	29,000	50,750
	CDI Corp.	57,500	1,693,375
*	Celadon Group, Inc.	44,068	1,232,582
	Central Parking Corp.	95,937	1,372,858
*	Cenveo, Inc.	154,700	2,931,565
* #	Ceradyne, Inc.	77,765	3,395,998
	CERBCO, Inc. Class A	200	118
	Champion Industries, Inc.	11,174	97,437
*	Channell Commercial Corp.	7,200	25,920
	Chase Corp.	3,900	55,965
	Chicago Rivet & Machine Co.	200	4,460
	CIRCOR International, Inc.	44,290	1,296,368
	Clarcor, Inc.	140,700	4,425,015
*	Clean Harbors, Inc.	55,254	2,005,168
*	Coinstar, Inc.	80,600	1,892,488
*	Columbus McKinnon Corp.	52,300	1,375,490
*	Comforce Corp.	12,877	38,116
	Comfort Systems USA, Inc.	116,300	1,511,900
*	Commercial Vehicle Group, Inc.	59,256	1,217,118
*	Competitive Technologies, Inc.	6,000	18,720
*	Compudyne Corp.	22,004	153,148
	CompX International, Inc.	5,000	78,000
*	COMSYS IT Partners, Inc.	9,299	127,489
*	Conrad Industries, Inc.	7,000	19,950
*	Consolidated Freightways Corp.	150	0
*	Consolidated Graphics, Inc.	39,682	2,021,401
*	Continental Airlines, Inc.	200,200	4,964,960
*	Cornell Companies, Inc.	37,500	592,500
*	Corrections Corporation of America	93,200	4,767,180

33

*	Corrpro Companies, Inc.	7,075	5,023
* #	CoStar Group, Inc.	54,011	2,881,487
*	Covenant Transport, Inc. Class A	30,955	405,511
*	CPI Aerostructures, Inc.	14,966	111,048
*	CRA International, Inc.	32,800	1,456,320
*	Cross (A.T.) Co. Class A	14,300	65,780
*	Crown Andersen, Inc.	1,000	230
	Cubic Corp.	77,500	1,453,125
	Curtiss-Wright Corp.	126,000	4,258,800
* #	Delta Air Lines, Inc.	276,747	185,420
*	DHB Industries, Inc.	132,600	151,562
*	DiamondCluster International, Inc.	93,850	895,329
* #	Distributed Energy Systems Corp.	104,150	528,041
* #	Document Securities Systems, Inc.	37,200	315,828
*	Dollar Thrifty Automotive Group, Inc.	73,500	3,342,780
*	Ducommun, Inc.	28,500	553,470
*	Duratek, Inc.	15,200	333,488
*	Dynamex, Inc.	32,200	635,950
#	Dynamic Materials Corp.	4,000	111,480
	Eastern Co.	4,850	106,943
	Ecology & Environment, Inc. Class A	2,000	20,400
	EDO Corp.	58,500	1,530,945
*	EGL, Inc.	136,514	6,152,686
*	Electro Rent Corp.	73,661	1,215,407
	ElkCorp	59,200	1,702,000
*	EMCOR Group, Inc.	88,100	4,236,729
*	Encore Wire Corp.	64,669	2,469,709
* #	Energy Conversion Devices, Inc.	77,560	3,083,010
*	EnerSys	50,000	702,500
*	ENGlobal Corp.	76,400	650,928
	Ennis, Inc.	73,000	1,424,960
*	EnPro Industries, Inc.	63,000	2,189,880
*	Environmental Tectonics Corp.	7,000	37,450
*	ESCO Technologies, Inc.	74,300	3,811,590
	Espey Manufacturing & Electronics Corp.	2,800	49,840
*	Essex Corp.	61,994	1,127,671
*	Esterline Technologies Corp.	73,500	3,014,235
*	Evercel, Inc.	466	429
* #	Evergreen Solar, Inc.	181,827	2,027,371
*	Exponent, Inc.	23,455	703,650
*	ExpressJet Holdings, Inc.	143,100	839,997
	Federal Signal Corp.	139,600	2,133,088
*	Fiberstars, Inc.	21,200	160,696
*	First Aviation Services, Inc.	6,100	28,475
*	First Consulting Group, Inc.	72,003	652,347
*	Flanders Corp.	76,397	775,430
	Florida East Coast Industries, Inc.	89,200	4,942,572
*	Flow International Corp.	101,378	1,358,465
*	Flowserve Corp.	21,700	1,154,006
* #	FLYi, Inc.	97	1
	Forward Air Corp.	100,100	3,745,742
*	Foster (L.B.) Co. Class A	9,700	231,636
	Franklin Electric Co., Inc.	68,095	3,562,049
* #	Frontier Airlines Holdings, Inc.	94,662	585,958
*	Frozen Food Express Industries, Inc.	51,982	524,498

34

*	FTI Consulting, Inc.	116,425	3,072,456
* #	FuelCell Energy, Inc.	140,754	1,472,287
	G & K Services, Inc. Class A	61,555	2,377,254
*	Gardner Denver Machinery, Inc.	19,388	1,463,018
	GATX Corp.	52,500	2,279,025
*	Gehl Co.	34,850	924,919
#	Gencorp, Inc.	159,811	2,898,972
*	General Cable Corp.	141,300	4,558,338
*	General Employment Enterprises, Inc.	3,000	4,740
* #	Genesee & Wyoming, Inc.	108,275	3,252,581
*	Genlyte Group, Inc.	65,645	4,580,708
*	Global Payment Technologies, Inc.	5,400	10,152
*	Global Power Equipment Group, Inc.	122,800	431,028
	Gorman-Rupp Co.	30,568	709,789
*	GP Strategies Corp.	36,360	279,972
*	Graftech International, Ltd.	283,800	1,751,046
	Graham Corp.	3,700	73,593
	Granite Construction, Inc.	86,900	3,591,577
	Greenbrier Companies, Inc.	45,100	1,562,715
*	Griffon Corp.	86,380	2,344,353
	Hardinge, Inc.	16,100	229,425
	Harland (John H.) Co.	78,900	3,379,287
*	Hawaiian Holdings, Inc.	133,275	513,109
*	Hawk Corp.	24,700	336,908
	Healthcare Services Group, Inc.	24,175	490,994
	Heartland Express, Inc.	252,513	4,257,369
	Heico Corp.	71,800	2,200,670
	Heico Corp. Class A	42,365	1,140,889
*	Heidrick & Struggles International, Inc.	56,807	2,006,423
*	Henry Bros. Electronics, Inc.	4,900	27,832
*	Herley Industries, Inc.	42,000	794,640
* #	Hexcel Corp.	160,928	3,311,898
*	Hirsch International Corp. Class A	3,200	4,144
	Hi-Shear Technology Corp.	9,900	91,971
*	Hub Group, Inc. Class A	57,888	2,739,260
*	Hudson Highland Group, Inc.	65,560	781,475
*	Hudson Technologies, Inc.	4,700	6,345
*	Hurco Companies, Inc.	17,760	502,963
*	Huttig Building Products, Inc.	57,200	366,652
*	ICT Group, Inc.	32,697	875,626
* #	IHS, Inc.	38,900	1,048,355
*	II-VI, Inc.	88,104	1,672,214
	IKON Office Solutions, Inc.	371,160	4,795,387
*	Industrial Distribution Group, Inc.	24,306	242,817
*	Infrasource Services, Inc.	121,100	2,228,240
*	Innotrac Corp.	16,300	37,490
*	Innovative Solutions & Support, Inc.	18,450	248,337
* #	Insituform Technologies, Inc. Class A	78,119	1,999,846
* #	Integrated Alarm Services Group, Inc.	8,900	33,197
* #	Integrated Electrical Services, Inc.	5,757	111,053
*	Interline Brands, Inc.	19,200	467,328
	International Aluminum Corp.	3,000	120,990
*	International Shipholding Corp.	8,000	104,880
	Interpool, Inc.	56,600	1,124,076
*	Intersections, Inc.	53,374	550,820

35

* #	Ionatron, Inc.	209,785	1,397,168
*	Jacuzzi Brands, Inc.	228,678	2,142,713
*	JPS Industries, Inc.	8,900	30,082
*	Kadant, Inc.	35,720	837,277
	Kaman Corp. Class A	69,500	1,292,700
*	Kansas City Southern	140,500	3,727,465
#	Kaydon Corp.	81,600	3,405,168
	Kelly Services, Inc. Class A	90,666	2,453,422
*	Key Technology, Inc.	4,900	61,005
*	Kforce, Inc.	114,355	1,747,344
#	Knight Transportation, Inc.	222,979	4,245,520
	Knoll, Inc.	96,700	1,788,950
*	Korn/Ferry International	122,200	2,505,100
*	K-Tron International, Inc.	2,536	121,221
*	LaBarge, Inc.	44,000	583,000
*	Labor Ready, Inc.	155,000	3,588,250
*	Ladish Co., Inc.	40,200	1,583,478
	Lawson Products, Inc.	13,251	487,504
*	Layne Christensen Co.	44,179	1,197,251
*	Learning Tree International, Inc.	48,781	438,053
*	LECG Corp.	29,900	523,250
	Lincoln Electric Holdings, Inc.	17,376	954,985
	Lindsay Manufacturer Co.	33,400	736,470
*	LMI Aerospace, Inc.	31,041	595,987
	LSI Industries, Inc.	57,983	852,350
*	Lydall, Inc.	40,700	368,742
*	Lynch Corp.	2,000	17,400
*	M&F Worldwide Corp.	48,300	763,140
*	Mac-Gray Corp.	23,900	308,549
*	Magnetek, Inc.	78,500	211,165
*	MAIR Holdings, Inc.	53,016	305,372
*	Marten Transport, Ltd.	62,982	1,232,558
*	Maxco, Inc.	3,000	24,810
	McGrath Rentcorp.	72,314	1,919,937
*	Meadow Valley Corp.	2,300	26,450
*	Media Sciences International, Inc.	1,700	7,990
* #	Medialink Worldwide, Inc.	7,900	31,600
*	Merrimac Industries, Inc.	2,760	25,944
*	Mesa Air Group, Inc.	98,435	943,007
	Met-Pro Corp.	25,382	317,529
*	MFRI, Inc.	15,305	159,325
* #	Microvision, Inc.	57,123	119,387
*	Middleby Corp.	22,487	2,008,764
* #	Midwest Air Group, Inc.	51,100	228,417
*	Milacron, Inc.	150,305	172,851
*	Millennium Cell, Inc.	57,100	90,218
*	Miller Industries, Inc.	32,680	641,835
#	Mine Safety Appliances Co.	102,000	4,203,420
*	Misonix, Inc.	19,300	103,255
*	Mobile Mini, Inc.	100,430	3,148,481
* #	Modtech Holdings, Inc.	46,950	440,861
*	Moog, Inc. Class A	107,100	3,723,867
*	Moog, Inc. Class B	4,850	169,314
*	MPW Industrial Services Group, Inc.	4,900	12,250
*	MTC Technologies, Inc.	44,148	1,223,783

36

	Mueller Industries, Inc.	106,245	3,468,899
	Multi-Color Corp.	3,904	112,591
*	M-Wave, Inc.	2,300	1,748
	NACCO Industries, Inc. Class A	6,400	914,432
*	Nashua Corp.	6,400	48,064
*	National Patent Development Corp.	14,160	20,249
*	National Technical Systems, Inc.	16,100	128,156
*	Navigant Consulting, Inc.	149,100	3,013,311
* #	NCI Building Systems, Inc.	59,100	3,583,824
*	NCO Group, Inc.	93,322	2,455,315
	Nordson Corp.	91,775	4,281,304
*	North America Galvanizing & Coatings, Inc.	6,500	24,960
* #	Northwest Airlines Corp.	130,857	75,897
*	NuCo2, Inc.	44,700	1,195,278
*	Odyssey Marine Exploration, Inc.	133,700	322,217
*	Old Dominion Freight Line, Inc.	108,122	3,331,239
*	Omega Flex, Inc.	5,300	94,923
*	On Assignment, Inc.	75,515	892,587
*	Orbit International Corp.	1,977	15,144
*	Orbital Sciences Corp.	159,752	2,394,682
	Outlook Group Corp.	2,300	30,521
*	P.A.M. Transportation Services, Inc.	19,850	531,782
*	Paragon Technologies, Inc.	8,400	79,968
*	Park-Ohio Holdings Corp.	29,235	511,320
*	Patrick Industries, Inc.	5,475	67,835
*	Patriot Transportation Holding, Inc.	2,400	210,936
*	Peerless Manufacturing Co.	3,696	81,201
*	Pemco Aviation Group, Inc.	950	14,174
*	Perini Corp.	75,700	1,859,192
*	PHH Corp.	150,600	3,849,336
*	Pinnacle Airlines Corp.	64,000	437,760
* #	Plug Power, Inc.	221,443	1,131,574
	Portec Rail Products, Inc.	16,500	226,512
*	Powell Industries, Inc.	18,659	420,760
*	Power-One, Inc.	247,861	1,521,867
*	PPT Vision, Inc.	1,700	986
	Preformed Line Products Co.	4,721	167,076
* #	PRG-Schultz International, Inc.	161,219	77,385
	Providence & Worcester Railroad Co.	3,800	64,448
#	PW Eagle, Inc.	33,600	943,824
*	Quality Distribution, Inc.	54,500	743,925
* #	Quanta Services, Inc.	308,500	5,136,525
	Quipp, Inc.	1,400	13,986
	Quixote Corp.	25,640	500,493
*	RailAmerica, Inc.	99,800	1,122,750
	Raven Industries, Inc.	52,350	1,652,690
*	RCM Technologies, Inc.	10,727	62,217
	Regal-Beloit Corp.	89,104	4,270,755
*	RemedyTemp, Inc.	14,700	242,697
*	Republic Airways Holdings, Inc.	119,378	1,832,452
*	Resources Connection, Inc.	134,936	3,440,868
	Robbins & Myers, Inc.	39,100	916,504
	Rollins, Inc.	198,850	3,917,345
*	Rush Enterprises, Inc. Class A	46,571	811,267
*	Rush Enterprises, Inc. Class B	6,800	109,684

37

	Schawk, Inc.	21,500	406,780
*	School Specialty, Inc.	62,000	2,234,480
	Schuff International, Inc.	6,800	79,900
*	SCS Transportation, Inc.	37,454	916,499
*	Secom General Corp.	140	165
*	Sequa Corp. Class A	6,700	541,025
*	Sequa Corp. Class B	2,500	202,875
*	Servotronics, Inc.	1,100	6,446
*	Shaw Group, Inc.	175,287	4,669,646
*	SIFCO Industries, Inc.	5,650	24,578
*	Simclar, Inc.	6,400	60,992
#	Simpson Manufacturing Co., Inc.	36,849	1,278,292
*	Sirva, Inc.	210,200	1,473,502
*	Sitel Corp.	214,000	1,012,220
	Skywest, Inc.	150,896	3,505,314
*	SL Industries, Inc.	9,500	148,295
	Smith (A.O.) Corp.	63,800	2,804,010
	Smith (A.O.) Corp. Convertible Class A	3,750	164,813
*	Smithway Motor Xpress Corp. Class A	3,900	39,546
*	SOURCECORP, Inc.	43,702	1,087,306
*	SPACEHAB, Inc.	25,866	33,367
	Sparton Corp.	8,740	73,416
*	Spherion Corp.	162,820	1,361,175
*	Spherix, Inc.	11,700	25,974
* #	Spire Corp.	12,300	99,261
* #	Standard Automotive Corp.	4,400	0
*	Standard Parking Corp.	29,326	827,580
	Standard Register Co.	67,500	876,150
	Standex International Corp.	35,200	1,033,120
	Starrett (L.S.) Co. Class A	4,700	66,787
*	Sterling Construction Co., Inc.	30,400	927,200
*	Stonepath Group, Inc.	65,000	33,150
*	Strategic Distribution, Inc.	2,929	30,901
	Sun Hydraulics, Inc.	31,675	623,998
*	Superior Essex, Inc.	50,018	1,697,611
	Supreme Industries, Inc.	13,808	98,037
	Synagro Techonologies, Inc.	115,035	516,507
	Sypris Solutions, Inc.	49,347	420,436
*	SYS	35,100	99,684
* #	Taser International, Inc.	179,700	1,674,804
*	TB Wood’s Corp.	7,400	81,400
*	Team, Inc.	23,900	751,655
*	TeamStaff, Inc.	19,500	29,835
	Tech/Ops Sevcon, Inc.	3,700	22,200
	Technology Research Corp.	16,750	89,948
	Tecumseh Products Co. Class A	37,500	814,125
*	Teledyne Technologies, Inc.	100,300	3,435,275
*	TeleTech Holdings, Inc.	203,296	2,447,684
	Tennant Co.	26,900	1,335,585
*	Tetra Tech, Inc.	164,996	2,903,930
*	The Advisory Board Co.	54,097	2,796,815
*	The Geo Group, Inc.	27,200	1,014,560
* #	The Lamson & Sessions Co.	44,400	1,082,916
	Thomas Group, Inc.	3,900	39,741
*	Timco Aviation Services, Inc.	153	352

38

#	Titan International, Inc.	19,000	365,370
	Todd Shipyards Corp.	6,400	210,560
*	Trailer Bridge, Inc.	9,500	78,850
*	Transtechnology Corp.	6,100	62,220
*	TRC Companies, Inc.	39,500	412,775
	Tredegar Industries, Inc.	108,191	1,533,066
* #	Trex Co., Inc.	43,200	1,172,880
	Trinity Industries, Inc.	19,900	1,240,566
*	Triumph Group, Inc.	41,602	1,964,862
* #	TRM Corp.	21,500	153,080
*	Tufco Technologies, Inc.	4,600	31,280
* #	TurboChef Technologies, Inc.	76,933	860,880
	Twin Disc, Inc.	12,500	402,125
*	U.S. Home Systems, Inc.	23,635	230,441
*	U.S. Xpress Enterprises, Inc. Class A	10,523	234,347
	UAP Holding Corp.	153,100	3,613,160
*	Ultralife Batteries, Inc.	41,230	420,134
#	United Industrial Corp.	32,400	1,592,784
* #	United Rentals, Inc.	112,100	3,652,218
*	United Stationers, Inc.	59,000	2,738,780
	Universal Forest Products, Inc.	51,505	3,385,424
*	Universal Security Instruments, Inc.	2,527	51,551
*	Universal Truckload Services, Inc.	8,900	286,402
*	UQM Technologies, Inc.	71,600	365,160
*	URS Corp.	28,113	1,191,710
* #	US Airways Group, Inc. Class A	46,800	0
*	USA Truck, Inc.	31,835	629,378
* #	Valence Technology, Inc.	20,900	40,337
	Valley National Gases, Inc.	6,001	136,403
	Valmont Industries, Inc.	72,000	3,448,800
*	Valpey Fisher Corp.	1,650	6,320
*	Versar, Inc.	23,400	100,152
	Viad Corp.	62,800	1,927,332
	Vicor Corp.	87,319	1,554,278
*	Volt Information Sciences, Inc.	32,000	956,160
	VSE Corp.	4,800	155,664
	Wabash National Corp.	88,400	1,485,120
	Wabtec Corp.	133,200	4,658,004
	Washington Group International, Inc.	74,115	3,994,057
*	Waste Connections, Inc.	76,100	2,926,045
	Waste Industries USA, Inc.	38,600	783,966
	Watsco, Inc. Class A	61,500	3,444,615
	Watsco, Inc. Class B	1,350	75,600
#	Watson Wyatt & Co. Holdings	118,000	4,229,120
#	Watts Water Technologies, Inc.	70,600	2,420,168
	Werner Enterprises, Inc.	113,794	2,215,569
*	Westaff, Inc.	28,200	112,236
* #	Western Power & Equipment Corp.	3,273	5,237
*	Willis Lease Finance Corp.	9,400	80,840
* #	Wolverine Tube, Inc.	37,900	118,248
	Woodward Governor Co.	96,468	3,054,177
*	World Air Holdings, Inc.	5,033	47,562
	WSI Industries, Inc.	2,000	6,160
*	Xanser Corp.	95,976	437,651
	Zareba Systems, Inc.	300	1,557

39

Total Industrials			516,411,835

Information Technology — (18.6%)
*	24/7 Real Media, Inc.	127,680	1,066,128
*	3Com Corp.	104,194	469,915
* #	8X8, Inc.	19,200	24,576
*	Acacia Research-Acacia Technologies	20,260	242,715
*	Access Integrated Technologies, Inc.	46,700	560,400
*	ACE*COMM Corp.	7,300	19,330
*	Actel Corp.	74,735	1,037,322
*	ActivIdentity Corp.	127,543	542,058
*	Actuate Corp.	177,000	713,310
*	Adaptec, Inc.	330,900	1,479,123
*	ADDvantage Technologies Group, Inc.	10,217	52,107
*	ADE Corp.	35,200	1,133,792
*	Adept Technology, Inc.	1,850	25,031
*	Advanced Digital Information Corp.	175,600	2,084,372
*	Advanced Energy Industries, Inc.	129,464	1,825,442
* #	Advanced Photonix, Inc.	9,000	19,080
*	Advent Software, Inc.	89,685	2,942,565
*	Aehr Test Systems	8,500	54,567
*	Aeroflex, Inc.	216,550	2,535,801
*	Aetrium, Inc.	28,735	137,928
*	Agile Software Corp.	164,971	1,087,159
	Agilysys, Inc.	82,488	1,361,052
*	Airspan Networks, Inc.	115,600	612,680
	Allen Organ Co. Class B	800	63,600
*	Alliance Semiconductor Corp.	93,700	258,612
*	Allied Motion Technologies, Inc.	2,800	14,140
*	Altiris, Inc.	83,800	1,462,310
	American Software, Inc. Class A	59,505	415,345
*	American Technical Ceramics Corp.	11,200	147,840
*	AMIS Holdings, Inc.	14,300	140,283
*	Amkor Technology, Inc.	468,169	4,452,287
*	Ampex Corp. Class A	5,825	86,268
*	Amtech Systems, Inc.	7,304	51,318
*	Anadigics, Inc.	132,500	1,131,550
*	Analex Corp.	36,800	90,160
*	Analysts International Corp.	60,586	157,524
* #	Analytical Surveys, Inc.	730	840
*	Anaren, Inc.	50,700	996,762
	Anixter International, Inc.	82,900	4,039,717
*	Ansoft Corp.	68,878	1,348,631
*	Answerthink, Inc.	131,133	616,325
*	Ansys, Inc.	89,488	4,513,775
*	Anteon International Corp.	94,700	5,210,394
*	APA Enterprises, Inc.	11,400	15,960
*	Apogee Technology, Inc.	5,300	5,565
*	Applied Films Corp.	44,161	1,251,964
*	Applied Innovation, Inc.	33,100	131,738
* #	Applied Micro Circuits Corp.	861,048	2,531,481
*	Applix, Inc.	25,700	197,633
* #	aQuantive, Inc.	189,125	4,688,409
* #	Ardent Communications, Inc.	12,900	10
*	Ariba, Inc.	211,321	1,794,115

40

*	Arris Group, Inc.	308,700	3,710,574
*	Art Technology Group, Inc.	320,885	991,535
*	ASA International, Ltd.	640	2,192
*	Ascendia Brands, Inc.	40,200	136,680
*	Aspen Technology, Inc.	127,764	1,494,839
*	Astea International, Inc.	2,800	25,928
	Astro-Med, Inc.	9,530	110,453
*	Asyst Technologies, Inc.	140,500	966,640
*	Atari, Inc.	294,584	188,534
*	Atheros Communications	147,396	3,255,978
*	Atmel Corp.	3,300	15,840
* #	ATMI, Inc.	109,633	2,872,385
*	Authentidate Holding Corp.	99,800	268,462
*	Autobytel, Inc.	90,900	293,607
*	Avanex Corp.	430,395	748,887
*	Avici Systems, Inc.	38,143	232,291
*	Avocent Corp.	132,065	3,003,158
*	Aware, Inc.	66,259	377,014
*	Axcelis Technologies, Inc.	288,500	1,837,745
*	Axesstel, Inc.	57,700	83,665
*	AXS-One, Inc.	83,200	157,248
*	AXT, Inc.	66,700	230,782
* #	Bankrate, Inc.	46,057	2,097,896
*	BearingPoint, Inc.	89,300	717,079
	Bel Fuse, Inc. Class A	2,500	71,875
	Bel Fuse, Inc. Class B	26,162	820,964
	Belden CDT, Inc.	124,739	3,970,442
*	Bell Industries, Inc.	8,700	21,750
*	Bell Microproducts, Inc.	79,631	480,971
*	Benchmark Electronics, Inc.	182,700	4,423,167
*	Bitstream, Inc.	8,200	52,562
	Black Box Corp.	50,700	2,618,655
*	Blackboard, Inc.	79,764	2,112,151
*	Blonder Tongue Laboratories, Inc.	9,500	17,290
*	Blue Coat Systems, Inc.	36,186	574,634
	Bogen Communications International, Inc.	12,100	91,053
* #	Bookham, Inc.	160,528	618,033
*	Borland Software Corp.	212,100	1,122,009
*	Bottomline Technologies, Inc.	66,106	665,026
* #	Brightpoint, Inc.	144,780	3,095,396
* #	BroadVision, Inc.	23,700	11,139
*	Brocade Communications Systems, Inc.	111,924	683,856
*	Brooks Automation, Inc.	215,534	2,603,651
*	BSQUARE Corp.	27,678	64,490
*	Cabot Microelectronics Corp.	70,500	2,027,580
*	CalAmp Corp.	66,728	652,600
*	California Micro Devices Corp.	62,000	368,280
*	Callidus Software, Inc.	31,000	160,270
*	CallWave, Inc.	58,900	220,875
	CAM Commerce Solutions, Inc.	10,100	233,815
*	Captaris, Inc.	78,328	363,442
*	Carreker Corp.	71,379	394,012
*	Carrier Access Corp.	98,089	780,788
	Cass Information Systems, Inc.	109	5,450
*	Catalyst Semiconductor, Inc.	47,640	205,328

41

*	Catapult Communications Corp.	39,991	491,889
*	C-COR, Inc.	138,800	952,168
	Celeritek, Inc.	400	56
* #	CellStar Corp.	28,818	93,082
*	Centillium Communications, Inc.	116,889	370,538
*	CEVA, Inc.	54,726	336,018
*	Checkpoint Systems, Inc.	112,600	2,543,634
*	Cherokee International Corp.	55,442	289,407
*	Chordiant Software, Inc.	230,425	744,273
*	Ciber, Inc.	169,812	1,078,306
* #	Ciena Corp.	122,500	513,275
*	Ciprico, Inc.	7,564	45,006
*	Cirrus Logic, Inc.	251,420	2,056,616
*	Clarus Corp.	32,700	220,725
*	ClearOne Communications, Inc.	11,070	41,955
*	CMGI, Inc.	121,600	160,512
*	CNET Networks, Inc.	51,752	453,348
	Cognex Corp.	137,200	3,445,092
*	Cognitronics Corp.	4,150	11,911
*	Coherent, Inc.	90,178	2,969,562
	Cohu, Inc.	61,998	1,074,425
*	Comarco, Inc.	17,336	176,134
* #	Commerce One, Inc.	45,000	0
*	CommScope, Inc.	154,000	4,501,420
	Communications Systems, Inc.	8,200	88,970
*	Computer Horizons Corp.	94,318	468,760
*	Computer Task Group, Inc.	49,800	236,550
*	Comtech Telecommunications Corp.	61,400	1,845,684
*	Concur Technologies, Inc.	101,303	1,526,636
*	Concurrent Computer Corp.	207,000	560,970
*	Conexant Systems, Inc.	650,174	1,905,010
* #	Convera Corp.	127,874	814,557
*	Corillian Corp.	130,083	377,241
*	Cosine Communications, Inc.	22,621	56,553
*	Covansys Corp.	108,306	1,490,291
* #	C-Phone Corp.	8,900	67
* #	Cray, Inc.	222,248	413,381
*	Credence Systems Corp.	279,598	1,274,967
*	Critical Path, Inc.	2,200	528
*	Crossroads Systems, Inc.	21,669	27,736
*	CSG Systems International, Inc.	140,932	3,280,897
*	CSP, Inc.	4,900	34,545
	CTS Corp.	96,159	1,305,839
*	CVD Equipment Corp.	6,100	23,028
*	Cyberoptics Corp.	26,011	355,310
*	Cybersource Corp.	99,800	950,096
*	Cymer, Inc.	96,486	4,475,986
	Daktronics, Inc.	56,208	2,677,187
*	Data I/O Corp.	7,400	29,822
*	Data Systems & Software, Inc.	7,100	19,951
*	Datalink Corp.	30,400	191,520
	Dataram Corp.	22,900	120,225
*	DataTRAK International, Inc.	7,600	61,940
*	Datawatch Corp.	4,032	14,193
*	Delphax Technologies, Inc.	6,300	18,396

42

*	Digi International, Inc.	65,626	780,293
*	Digimarc Corp.	60,965	363,961
*	Digital Angel Corp.	127,200	447,744
*	Digital Insight Corp.	101,002	3,267,415
*	Digital River, Inc.	93,000	4,088,280
*	Digital Theater Systems, Inc.	50,549	951,332
*	Digitas, Inc.	263,156	3,423,660
*	Diodes, Inc.	73,039	2,600,919
*	Ditech Networks, Inc.	93,355	843,929
*	DocuCorp International, Inc.	32,853	261,181
*	Document Sciences Corp.	14,200	94,430
*	Dot Hill Systems Corp.	125,960	483,686
*	DPAC Technologies Corp.	1,261	177
*	DSP Group, Inc.	87,400	2,297,746
*	Dycom Industries, Inc.	127,366	2,743,464
*	Dynamics Research Corp.	24,408	348,058
*	EarthLink, Inc.	365,397	3,043,757
*	EasyLink Services Corp.	6,969	4,669
*	Echelon Corp.	116,106	977,613
*	eCollege.com, Inc.	63,575	1,454,596
* #	EDGAR Online, Inc.	76,484	325,057
*	Edgewater Technology, Inc.	18,369	124,542
*	EFJ, Inc.	74,200	506,044
* #	eFunds Corp.	133,706	3,019,081
*	Elecsys Corp.	600	2,298
*	Electro Scientific Industries, Inc.	83,593	1,662,665
*	Electroglas, Inc.	63,500	220,980
*	Electronics for Imaging, Inc.	165,300	3,872,979
*	eLoyalty Corp.	22,000	291,984
*	Embarcadero Technologies, Inc.	75,050	418,779
* #	EMCORE Corp.	143,650	1,368,985
*	EMS Technologies, Inc.	41,574	820,255
*	Emulex Corp.	202,600	3,590,072
*	En Pointe Technologies, Inc.	6,400	10,240
* #	Endwave Corp.	33,000	424,710
*	Entegris, Inc.	397,931	3,851,972
*	Entrust, Inc.	162,200	519,040
*	Epicor Software Corp.	158,655	1,711,887
*	EPIQ Systems, Inc.	52,177	835,876
*	ePlus, Inc.	22,790	307,665
*	Equinix, Inc.	76,320	4,447,930
*	eSpeed, Inc.	81,900	634,725
*	ESS Technology, Inc.	110,500	285,090
* #	Euronet Worldwide, Inc.	106,736	3,738,962
*	Evans & Sutherland Computer Corp.	11,843	67,624
*	Evolving Systems, Inc.	12,200	17,446
*	Exar Corp.	111,508	1,471,906
*	Excel Technology, Inc.	33,772	1,007,081
*	Extreme Networks, Inc.	353,014	1,567,382
*	Ezenia!, Inc.	200	630
*	FalconStor Software, Inc.	139,805	890,558
*	Fargo Electronics	37,000	918,710
*	Faro Technologies, Inc.	37,160	558,515
* #	FEI Co.	98,050	2,294,370
*	Filenet Corp.	120,780	3,146,319

43

*	Finisar Corp.	867,456	3,964,274
*	Firstwave Technologies, Inc.	2,500	4,875
*	Forgent Networks, Inc.	70,600	103,076
* #	FormFactor, Inc.	114,656	4,441,773
*	Forrester Research, Inc.	61,765	1,581,802
	Frequency Electronics, Inc.	13,800	170,016
*	FSI International, Inc.	86,800	420,112
* #	Gartner Group, Inc.	333,300	5,216,145
*	Gateway, Inc.	619,013	1,064,702
* #	Genesis Microchip, Inc.	91,962	1,124,695
*	Gerber Scientific, Inc.	65,500	684,475
	Gevity HR, Inc.	80,510	2,184,236
*	Giga-Tronics, Inc.	4,500	8,685
*	Glenayre Technologies, Inc.	199,077	555,425
* #	Global e-Point, Inc.	2,908	6,136
* #	Global Imaging Systems, Inc.	67,656	2,770,513
*	Globecomm Systems, Inc.	18,900	125,118
* #	GlobeTel Communications Corp.	236,100	316,374
*	Globix Corp.	87,800	368,760
* #	Glowpoint, Inc.	6,850	2,603
*	Goldleaf Financial Solutions, Inc.	945	1,663
*	Greenfield Online, Inc.	71,900	528,465
*	GSE Systems, Inc.	9,426	41,474
*	GTSI Corp.	25,820	160,342
*	Halifax Corp.	1,000	2,750
*	Harmonic, Inc.	214,946	967,257
*	Hauppauge Digital, Inc.	26,800	107,414
*	HEI, Inc.	23,150	51,625
*	hi/fn, Inc.	40,300	216,008
*	HomeStore, Inc.	435,345	2,594,656
* #	Hutchinson Technology, Inc.	69,500	1,614,485
*	Hypercom Corp.	153,800	1,664,116
*	HyperFeed Technologies, Inc.	1,250	1,031
*	I.D. Systems, Inc.	30,840	633,145
*	i2 Technologies, Inc.	25,900	325,045
* #	Ibis Technology Corp.	31,100	73,209
*	iCAD, Inc.	3,500	5,775
*	Identix, Inc.	245,712	1,449,701
*	iGATE Capital Corp.	153,523	922,673
*	ImageWare Systems, Inc.	35,700	60,333
*	I-many, Inc.	46,200	107,646
	Imation Corp.	97,700	3,759,496
*	Immersion Corp.	70,100	395,364
*	Indus International, Inc.	170,200	512,302
* #	Infocrossing, Inc.	60,191	659,693
*	InFocus Corp.	111,189	527,036
*	Informatica Corp.	256,000	3,599,360
*	Inforte Corp.	33,700	168,837
* #	InfoSpace, Inc.	89,846	2,036,809
	infoUSA, Inc.	134,005	1,392,312
*	Innodata Isogen, Inc.	69,900	167,760
*	Innovex, Inc.	55,800	242,730
*	InPlay Technologies, Inc.	10,200	24,378
*	Insight Enterprises, Inc.	139,241	2,525,832
*	Insightful Corp.	6,200	19,220

44

*	InsWeb Corp.	1,633	4,491
	Integral Systems, Inc.	31,375	902,345
*	Integral Vision, Inc.	2,200	3,256
*	Integrated Device Technology, Inc.	193,243	2,771,105
*	Integrated Silicon Solution, Inc.	98,054	553,025
*	Intelli-Check, Inc.	34,900	163,681
*	Intelligent Systems Corp.	4,400	8,800
*	Intelligroup, Inc.	30,400	55,024
*	Interactive Intelligence, Inc.	46,641	472,007
*	Interdigital Communications Corp.	159,600	4,524,660
*	Intergraph Corp.	84,700	3,011,085
*	Interlink Electronics, Inc.	35,900	100,879
*	Intermec, Inc.	46,200	1,064,448
*	International DisplayWorks, Inc.	132,600	678,912
*	International Microcomputer Software, Inc.	1,200	2,280
*	Internet Capital Group, Inc.	114,115	983,671
*	Internet Commerce Corp.	3,900	14,118
*	Internet Security Systems, Inc.	131,751	2,698,260
*	Interphase Corp.	16,500	96,360
	Inter-Tel, Inc.	76,500	1,601,145
*	Intervideo, Inc.	40,608	414,608
*	Intervoice, Inc.	111,018	730,498
*	Interwoven, Inc.	123,107	1,130,122
*	Intest Corp.	13,300	57,589
*	Intevac, Inc.	59,836	1,282,884
*	IntriCon Corp.	13,750	87,313
*	Intrusion, Inc.	4,050	2,592
*	INX, Inc.	11,500	80,500
*	Iomega Corp.	139,295	456,888
*	iPass, Inc.	75,000	477,000
* #	IPIX Corp.	4,350	5,742
*	Island Pacific, Inc.	73,700	9,581
*	Iteris, Inc.	23,520	55,978
*	Itron, Inc.	72,300	4,323,540
*	Ixia	186,947	1,927,424
*	IXYS Corp.	95,224	952,240
*	j2 Global Communications, Inc.	143,864	3,821,028
*	Jaco Electronics, Inc.	5,559	18,546
*	JDA Software Group, Inc.	84,412	1,175,015
*	JMAR Industries, Inc.	23,100	10,141
*	Jupitermedia Corp.	101,769	1,517,376
*	Keane, Inc.	171,364	2,375,105
	Keithley Instruments, Inc.	41,600	530,400
*	Kemet Corp.	226,623	2,166,516
*	Key Tronic Corp.	18,977	70,215
*	Keynote Systems, Inc.	18,000	188,820
*	Kintera, Inc.	43,411	60,341
*	Knova Software, Inc.	290	1,059
* #	Komag, Inc.	86,809	3,605,178
*	Kopin Corp.	191,691	854,942
*	Kronos, Inc.	89,155	3,566,200
*	Kulicke & Soffa Industries, Inc.	152,834	1,233,370
*	KVH Industries, Inc.	42,428	482,406
	Landauer, Inc.	25,300	1,178,980
*	Lantronix, Inc.	14,600	31,244

45

*	LaserCard Corp.	33,324	551,512
*	Lattice Semiconductor Corp.	327,551	1,975,133
*	Lawson Software, Inc.	308,308	2,081,079
*	LeCroy Corp.	36,213	496,118
* #	Level 8 Systems, Inc.	3,729	40
*	Lexar Media, Inc.	235,697	2,222,623
*	Lightbridge, Inc.	78,876	922,849
* #	LightPath Technologies, Inc.	1,850	8,455
*	Lionbridge Technologies, Inc.	173,046	1,142,104
*	Littlefuse, Inc.	66,400	2,325,992
*	Logic Devices, Inc.	6,500	10,634
*	LogicVision, Inc.	52,141	95,939
*	Logility, Inc.	33,087	341,623
*	LoJack Corp.	55,300	976,045
*	LookSmart, Ltd.	65,991	288,381
*	LTX Corp.	184,596	1,369,702
* #	Lumera Corp.	2,800	9,912
*	Macrovision Corp.	148,993	3,358,302
*	Magma Design Automation, Inc.	103,583	724,045
*	MAI Systems Corp.	3	35
*	Management Network Group, Inc.	70,900	166,615
*	Manatron, Inc.	1,102	6,568
*	Manhattan Associates, Inc.	76,794	1,545,095
*	ManTech International Corp. Class A	52,900	1,790,665
*	Manugistic Group, Inc.	195,200	486,048
*	Mapinfo Corp.	60,599	825,358
* #	Marchex, Inc. Class B	77,156	1,317,824
*	Mastec, Inc.	186,450	2,399,612
*	Mattson Technology, Inc.	156,545	1,402,643
	Maximus, Inc.	62,300	1,980,517
* #	Maxwell Technologies, Inc.	49,079	981,580
*	McDATA Corp. Class A	326,044	1,232,446
*	McDATA Corp. Class B	23,600	83,544
*	MDI, Inc.	13,600	12,104
*	Measurement Specialties, Inc.	12,500	341,625
* #	Mechanical Technology, Inc.	89,820	364,669
*	MedQuist, Inc.	62,700	878,427
*	Mentor Graphics Corp.	232,427	2,921,607
*	Mercury Computer Systems, Inc.	54,700	898,174
* #	Merix Corp.	56,613	544,617
	Mesa Laboratories, Inc.	4,119	61,744
*	MetaSolv, Inc.	132,155	404,394
	Methode Electronics, Inc.	103,520	987,581
*	Metrologic Instruments, Inc.	64,500	969,435
*	Micrel, Inc.	249,073	2,804,562
*	Micro Linear Corp.	37,716	105,605
*	Micros Systems, Inc.	75,657	3,113,286
*	Microsemi Corp.	175,302	4,203,742
*	MicroStrategy, Inc.	32,400	3,057,912
*	Microtune, Inc.	153,447	982,061
* #	Midway Games, Inc.	251,100	1,795,365
* #	Mindspeed Technologies, Inc.	310,130	890,073
*	MIPS Technologies, Inc.	125,100	721,827
*	MIVA, Inc.	83,500	350,700
*	MKS Instruments, Inc.	158,907	3,468,940

46

*	Mobility Electronics, Inc.	86,115	615,722
*	Mobius Management Systems, Inc.	54,701	322,736
	Mocon, Inc.	12,100	108,900
*	Moldflow Corp.	30,656	398,221
*	Monolithic System Technology, Inc.	90,160	733,001
*	Motive, Inc.	26,000	91,000
*	MPS Group, Inc.	283,200	4,259,328
*	MRO Software, Inc.	75,122	1,576,060
*	MRV Communications, Inc.	362,281	1,083,220
* #	MSC.Software Corp.	61,900	1,210,145
*	MSGI Security Solutions, Inc.	942	3,702
* #	MTI Technology Corp.	1,300	1,677
*	MTM Technologies, Inc.	4,800	13,920
	MTS Systems Corp.	55,987	2,337,457
* #	Multi-Fineline Electronix, Inc.	70,472	2,344,603
*	Nanometrics, Inc.	37,194	419,920
*	Napco Security Systems, Inc.	38,240	556,774
*	Napster, Inc.	3,129	10,044
*	NeoMagic Corp.	25,718	106,215
*	Neoware Systems, Inc.	55,700	1,150,762
*	Net Perceptions, Inc.	22,600	13,560
*	NETGEAR, Inc.	99,293	2,324,449
	Netguru, Inc.	2,639	554
*	NetIQ Corp.	131,191	1,596,594
*	Netlogic Microsystems, Inc.	57,878	1,890,295
*	NetManage, Inc.	27,809	142,104
*	Netopia, Inc.	41,900	207,405
*	NetRatings, Inc.	106,031	1,526,846
*	NetScout Systems, Inc.	90,650	722,481
*	Network Engines, Inc.	110,100	194,877
*	Network Equipment Technologies, Inc.	62,800	184,632
*	Newport Corp.	117,718	1,930,575
*	NIC, Inc.	180,578	1,159,311
*	NMS Communications Corp.	152,100	611,442
* #	Novatel Wireless, Inc.	82,002	913,502
*	Nu Horizons Electronics Corp.	44,007	365,698
*	Nuance Communications, Inc.	385,829	3,364,429
*	NumereX Corp. Class A	10,500	75,117
* #	NYFIX, Inc.	78,514	407,488
	O.I. Corp.	2,800	33,110
*	OmniVision Technologies, Inc.	151,800	4,447,740
*	Omtool, Ltd.	3,470	19,415
*	ON Semiconductor Corp.	720,960	4,354,598
*	Online Resources Corp.	74,070	905,876
*	Onvia, Inc.	1,900	10,298
*	ONYX Software Corp.	50,316	213,340
*	Open Solutions, Inc.	57,640	1,599,510
*	OpenTV Corp.	38,746	138,323
* #	Openwave Systems, Inc.	197,922	2,798,617
*	Oplink Communications, Inc.	7,385	139,503
*	OPNET Technologies, Inc.	58,211	659,531
*	Opsware, Inc.	290,192	2,269,301
*	OPTi, Inc.	11,200	32,480
*	Optical Cable Corp.	15,000	73,350
*	Optical Communication Products, Inc.	136,650	280,133

47

*	OSI Systems, Inc.	45,900	913,869
*	Overland Storage, Inc.	40,075	319,799
*	OYO Geospace Corp.	12,670	721,557
*	Packeteer, Inc.	100,100	1,146,145
* #	Palm, Inc.	93,604	1,542,594
*	Panavision, Inc.	3,500	26,950
*	PAR Technology Corp.	17,850	258,468
* #	Parametric Technology Corp.	178,974	2,387,513
	Park Electrochemical Corp.	58,350	1,853,780
* #	Parkervision, Inc.	67,686	690,397
* #	Path 1 Network Technologies, Inc.	17,600	18,216
*	Paxar Corp.	113,600	2,416,272
*	PC Connection, Inc.	70,150	413,885
*	PC-Tel, Inc.	62,700	618,849
*	PDF Solutions, Inc.	77,293	1,027,224
*	Peerless Systems Corp.	23,600	148,680
*	Pegasystems, Inc.	101,238	702,592
*	Pemstar, Inc.	113,500	323,475
*	Perceptron, Inc.	22,068	168,820
*	Perficient, Inc.	70,237	979,806
*	Performance Technologies, Inc.	37,100	268,975
*	Pericom Semiconductor Corp.	75,936	660,643
*	Pervasive Software, Inc.	63,939	265,347
*	Pfsweb, Inc.	35,142	42,873
*	Phoenix Technologies, Ltd.	71,036	412,009
*	Photon Dynamics, Inc.	49,400	787,930
*	Photronics, Inc.	111,126	1,874,696
*	Pinnacle Data Systems, Inc.	3,700	11,507
*	Pixelworks, Inc.	49,500	139,095
*	Planar Systems, Inc.	43,500	582,030
	Plantronics, Inc.	21,400	461,170
*	PLATO Learning, Inc.	66,166	448,605
*	Plexus Corp.	92,061	3,620,759
*	PLX Technology, Inc.	81,038	967,594
* #	PMC-Sierra, Inc.	71,047	684,893
*	Polycom, Inc.	19,867	428,929
*	Porta Systems Corp.	300	42
*	Portal Software, Inc.	95,020	465,598
*	PortalPlayer, Inc.	16,600	166,830
*	Power Integrations, Inc.	85,700	1,510,034
* #	Powerwave Technologies, Inc.	313,094	3,065,190
*	Presstek, Inc.	99,498	972,095
	Printronix, Inc.	6,700	92,929
	Programmers Paradise, Inc.	5,100	72,369
*	Progress Software Corp.	113,100	2,632,968
* #	Proxim Corp.	6,726	94
	QAD, Inc.	90,859	639,647
#	Quality Systems, Inc.	79,018	2,624,978
*	Qualstar Corp.	5,400	16,848
*	Quantum Corp.	543,200	1,580,712
*	Quest Software, Inc.	277,877	3,856,933
*	QuickLogic Corp.	81,900	458,640
* #	Quokka Sports, Inc.	1,128	23
*	Quovadx, Inc.	70,847	182,785
*	Radiant Systems, Inc.	89,544	966,180

48

*	RadiSys Corp.	57,662	1,196,487
*	Radyne Corp.	30,000	394,500
*	RAE Systems, Inc.	167,700	670,800
*	Ramtron International Corp.	56,200	111,276
*	RealNetworks, Inc.	468,719	4,434,082
*	Redback Networks, Inc.	164,133	3,921,137
*	Relm Wireless Corp.	36,800	249,136
*	REMEC, Inc.	70,845	80,055
#	Renaissance Learning, Inc.	87,315	1,270,433
*	Reptron Electronics, Inc.	343	394
* #	Research Frontiers, Inc.	4,700	25,380
*	RF Micro Devices, Inc.	529,855	3,841,449
*	RF Monolithics, Inc.	22,400	134,400
	Richardson Electronics, Ltd.	39,725	272,911
*	RightNow Technologies, Inc.	93,908	1,531,639
*	Rimage Corp.	28,560	603,187
*	Rofin-Sinar Technologies, Inc.	44,277	2,415,753
*	Rogers Corp.	49,700	2,830,912
*	RSA Security, Inc.	209,944	3,155,458
*	Rudolph Technologies, Inc.	82,368	1,365,669
*	S1 Corp.	198,806	1,093,433
*	Saba Software, Inc.	82,560	511,872
*	Safeguard Scientifics, Inc.	341,100	801,585
*	SafeNet, Inc.	68,004	1,130,226
*	Sapient Corp.	360,581	1,929,108
* #	SatCon Technology Corp.	111,600	233,244
*	SBE, Inc.	3,400	3,638
*	SBS Technologies, Inc.	43,830	722,318
*	ScanSource, Inc.	37,000	2,178,560
*	Schmitt Industries, Inc.	2,366	16,278
*	Scientific Learning Corp.	4,300	20,554
*	Scientific Technologies, Inc.	8,100	83,835
*	SCM Microsystems, Inc.	41,753	129,852
*	Seachange International, Inc.	82,700	516,048
*	Seagate Technology	245,088	5,722,805
*	Secure Computing Corp.	150,942	1,340,365
*	Selectica, Inc.	76,360	193,191
*	Semitool, Inc.	92,160	834,970
*	Semtech Corp.	219,457	3,673,710
*	SI International, Inc.	33,143	1,050,302
*	Sigma Designs, Inc.	65,100	904,890
*	Sigmatel, Inc.	85,392	467,948
*	Sigmatron International, Inc.	2,200	19,096
*	Silicon Graphics, Inc.	192,800	12,725
*	Silicon Image, Inc.	235,305	2,240,104
*	Silicon Storage Technology, Inc.	272,200	1,012,584
*	SimpleTech, Inc.	122,915	485,514
*	Simulations Plus, Inc.	800	4,120
*	Sipex Corp.	80,846	242,538
*	Sirenza Microdevices, Inc.	129,640	1,480,489
*	Skyworks Solutions, Inc.	448,093	2,536,206
*	SM&A	52,700	306,714
*	Smith Micro Software, Inc.	20,700	281,520
*	Somera Communications, Inc.	5,170	12,046
*	Sonic Foundry, Inc.	85,700	191,111

49

*	Sonic Solutions, Inc.	73,500	1,121,610
*	SonicWALL, Inc.	184,900	1,558,707
* #	Sonus Networks, Inc.	740,943	3,452,794
	SpectraLink Corp.	59,300	550,304
*	Spectrum Control, Inc.	12,673	101,384
*	SPSS, Inc.	53,642	1,984,754
*	SRA International, Inc.	59,400	1,868,724
*	SRS Labs, Inc.	43,968	256,773
*	Staktek Holdings, Inc.	143,791	877,125
*	Standard Microsystems Corp.	60,017	1,367,787
	StarTek, Inc.	42,400	639,392
*	SteelCloud, Inc.	11,700	16,380
	Stellent, Inc.	83,600	930,468
*	Stratasys, Inc.	29,400	889,644
*	Stratex Networks, Inc.	279,715	1,169,209
*	Stratos International, Inc.	41,336	236,029
*	SumTotal Systems, Inc.	69,917	397,129
*	Sunair Electronics, Inc.	3,900	16,770
*	Sunrise Telecom, Inc.	18,900	43,470
*	Suntron Corp.	5,165	10,020
*	Supertex, Inc.	39,400	1,598,064
*	SupportSoft, Inc.	127,100	495,690
*	Sycamore Networks, Inc.	647,188	2,860,571
*	Sykes Enterprises, Inc.	113,107	1,949,965
*	Symmetricom, Inc.	129,367	937,911
*	Synaptics, Inc.	74,220	1,757,530
*	SYNNEX Corp.	72,000	1,291,680
*	Synplicity, Inc.	74,875	481,446
	Syntel, Inc.	115,303	2,651,969
*	Taitron Components, Inc.	4,900	10,805
#	TALX Corp.	90,085	2,396,261
*	Technical Communications Corp.	400	1,458
	Technitrol, Inc.	117,500	2,681,350
*	Technology Solutions Co.	100	1,019
*	TechTeam Global, Inc.	19,400	192,642
*	Tekelec	173,800	2,507,934
*	TeleCommunication Systems, Inc.	84,800	197,584
* #	Telkonet, Inc.	126,800	469,160
*	Telular Corp.	43,500	100,050
*	Terayon Communication Systems, Inc.	212,100	358,449
*	Terremark Worldwide, Inc.	124,200	779,976
*	Tessco Technologies, Inc.	6,500	126,230
*	Tessera Technologies, Inc.	132,445	3,740,247
*	Therma-Wave, Inc.	88,790	118,979
	TheStreet.com, Inc.	77,225	915,116
*	Think Partnership, Inc.	26,800	46,900
*	THQ, Inc.	172,351	4,020,949
*	TIBCO Software, Inc.	3,176	24,360
*	Tier Technologies, Inc. Class B	56,400	367,728
*	TII Network Technologies, Inc.	10,860	27,476
*	TNS, Inc.	68,100	1,402,860
*	Tollgrade Communications, Inc.	38,291	368,359
* #	Track Data Corp.	14,835	44,505
*	Transact Technologies, Inc.	27,150	360,281
*	Transaction Systems Architects, Inc.	107,739	4,208,285

50

*	Transcat, Inc.	6,000	32,400
*	Trans-Industries, Inc.	800	116
*	Transmeta Corp.	65,300	95,338
*	Transwitch Corp.	207,823	388,629
*	Travelzoo, Inc.	45,200	1,346,056
*	Trident Microsystems, Inc.	159,220	3,515,578
	Trio-Tech International	800	5,024
*	Triquint Semiconductor, Inc.	398,439	2,055,945
	Troy Group, Inc.	13,400	45,560
	TSR, Inc.	6,201	30,993
*	TTM Technologies, Inc.	125,100	1,827,711
*	Tumbleweed Communications Corp.	134,795	372,034
*	Tut Systems, Inc.	87,807	236,201
*	Tyler Technologies, Inc.	113,600	1,207,568
*	Ulticom, Inc.	115,530	1,049,012
*	Ultimate Software Group, Inc.	68,901	1,563,364
*	Ultra Clean Holdings, Inc.	2,200	18,590
*	Ultratech, Inc.	69,200	1,237,988
	United Online, Inc.	187,203	2,231,460
* #	Universal Display Corp.	87,248	1,275,566
*	USDATA Corp.	2,820	113
* #	UTStarcom, Inc.	319,457	2,038,136
*	VA Software Corp.	180,900	767,016
*	ValueClick, Inc.	219,300	3,456,168
*	Varian Semiconductor Equipment Associates, Inc.	136,746	4,232,289
*	Veeco Instruments, Inc.	87,400	2,112,458
*	VendingData Corp.	50,700	116,610
* #	Verilink Corp.	54,158	1,354
*	Verint Systems, Inc.	90,094	2,924,451
*	Verso Technologies, Inc.	63	64
*	Vertical Communications, Inc.	1,200	876
*	Viasat, Inc.	79,591	2,029,571
*	Vicon Industries, Inc.	4,500	12,600
*	Video Display Corp.	9,250	80,845
* #	Viewpoint Corp.	136,416	226,451
*	Vignette Corp.	83,260	1,134,834
* #	Viisage Technology, Inc.	83,118	1,113,781
*	Virage Logic Corp.	65,827	638,522
* #	Vitech America, Inc.	1,380	1
* #	Vitesse Semiconductor, Inc.	620,053	1,041,689
*	Vitria Technology, Inc.	95,004	255,561
*	Vodavi Technology, Inc.	4,200	23,478
* #	Vyyo, Inc.	49,400	329,004
*	WatchGuard Technologies, Inc.	94,580	452,092
*	Web.com, Inc.	45,810	258,827
*	Webb Interactive Services, Inc.	1,400	140
*	WebEx Communications, Inc.	121,180	3,980,763
*	webMethods, Inc.	161,098	1,454,715
*	Websense, Inc.	133,272	2,951,975
*	WebSideStory, Inc.	55,400	759,534
*	Westell Technologies, Inc.	155,619	413,947
*	White Electronics Designs Corp.	67,723	346,065
*	Wind River Systems, Inc.	229,383	2,167,669
*	Winland Electronics, Inc.	2,000	8,180
	Wireless Telecom Group, Inc.	63,800	172,260

51

*	Wireless Xcessories Group, Inc.	3,200	15,360
*	Witness Systems, Inc.	92,700	1,913,328
*	WJ Communications, Inc.	190,328	399,689
	Woodhead Industries, Inc.	34,657	605,458
* #	WorldGate Communications, Inc.	6,500	11,765
*	Wright Express Corp.	40,100	1,180,544
	X-Rite, Inc.	59,363	693,360
*	Zhone Technologies, Inc.	399,717	839,406
*	ZILOG, Inc.	8,800	27,104
* #	Zix Corp.	83,626	92,825
*	Zomax, Inc.	79,500	129,585
*	Zones, Inc.	13,100	82,923
*	Zoran Corp.	130,535	3,230,741
*	Zygo Corp.	50,500	759,520
Total Information Technology			682,559,921

Materials — (4.5%)
*	AEP Industries, Inc.	24,410	808,093
*	AK Steel Holding Corp.	318,400	4,282,480
*	Aleris International, Inc.	90,284	3,902,977
	AMCOL International Corp.	86,300	2,332,689
*	American Pacific Corp.	7,300	61,320
	American Vanguard Corp.	75,322	1,425,845
	Arch Chemicals, Inc.	68,622	2,384,615
*	Atlantis Plastics, Inc.	4,300	42,742
*	Badger Paper Mills, Inc.	1,000	70
	Bairnco Corp.	7,100	73,272
	Balchem Corp.	33,825	700,178
*	Brush Engineered Materials, Inc.	55,900	1,155,453
*	Buckeye Technologies, Inc.	97,883	764,466
	Calgon Carbon Corp.	115,000	784,300
* #	Canyon Resources Corp.	60,600	72,720
*	Caraustar Industries, Inc.	84,266	742,383
	Carpenter Technology Corp.	23,300	2,604,940
	Castle (A.M.) & Co.	48,337	1,338,935
*	Century Aluminum Co.	93,290	3,885,529
	CF Industries Holdings, Inc.	86,500	1,477,420
*	CFC International, Inc.	3,750	40,688
*	Chaparral Steel Co.	66,100	4,060,523
	Chesapeake Corp.	51,602	705,915
* #	Coeur d’Alene Mines Corp.	712,100	3,403,838
	Compass Minerals International, Inc.	92,500	2,356,900
*	Constar International, Inc.	36,402	139,784
*	Continental Materials Corp.	300	8,100
*	Core Molding Technologies, Inc.	28,200	174,558
	CPAC, Inc.	6,620	35,218
	Deltic Timber Corp.	35,671	2,047,515
*	Detrex Corp.	500	4,245
*	Devcon International Corp.	3,500	26,950
	Eagle Materials, Inc.	61,159	2,980,278
#	Empire Resources, Inc.	27,200	527,680
*	Environmental Technologies Corp.	3,700	0
	Ferro Corp.	121,500	2,138,400
	Flamemaster Corp.	189	975
*	Flotek Industries, Inc.	12,100	259,061

52

	Friedman Industries, Inc.	20,058	165,278
#	Georgia Gulf Corp.	98,900	3,187,547
	Gibraltar Industries, Inc.	86,304	2,403,566
	Glatfelter (P.H.) Co.	115,000	2,010,200
*	Graphic Packaging Corp.	358,800	1,392,144
	Greif, Inc. Class A	32,600	2,066,840
	H.B. Fuller Co.	84,909	4,096,859
	Hawkins, Inc.	29,574	406,643
* #	Headwaters, Inc.	122,200	3,354,390
*	Hecla Mining Co.	343,800	1,877,148
*	Hercules, Inc.	315,700	4,883,879
*	ICO, Inc.	13,920	69,600
*	Impreso, Inc.	5,200	9,048
*	Keystone Consolidated Industries, Inc.	2,100	55
	Kronos Worldwide, Inc.	688	20,158
*	Landec Corp.	72,090	619,253
*	Lesco, Inc.	25,900	405,076
* #	Liquidmetal Technologies, Inc.	68,495	132,195
	MacDermid, Inc.	88,700	2,760,344
*	Material Sciences Corp.	38,300	424,747
*	Maxxam, Inc.	9,992	315,248
	Metal Management, Inc.	75,300	2,363,667
	Minerals Technologies, Inc.	57,200	3,337,048
*	Mines Management, Inc.	35,900	288,636
*	Mod-Pac Corp.	7,727	82,602
	Myers Industries, Inc.	97,319	1,547,372
* #	Nanophase Technologies Corp.	52,098	302,168
	Nevada Chemicals, Inc.	2,600	23,920
	NewMarket Corp.	49,600	2,400,640
	Niagara Corp.	8,000	128,000
#	NL Industries, Inc.	135,176	1,609,946
	NN, Inc.	49,175	640,259
*	Northern Technologies International Corp.	5,200	34,580
*	Northwest Pipe Co.	9,130	244,501
	Olin Corp.	209,252	3,705,853
	Olympic Steel, Inc.	26,500	882,980
*	OM Group, Inc.	85,000	2,692,800
*	Omnova Solutions, Inc.	119,700	727,776
*	Oregon Steel Mills, Inc.	99,800	4,683,614
	Packaging Dynamics Corp.	4,020	56,159
	Penford Corp.	24,000	330,480
*	Pioneer Companies, Inc.	34,100	946,957
*	PolyOne Corp.	267,400	2,526,930
	Pope & Talbot, Inc.	43,400	269,948
	Quaker Chemical Corp.	28,320	484,838
	Quanex Corp.	99,075	3,895,629
	Reliance Steel & Aluminum Co.	15,757	1,270,172
	Rock of Ages Corp.	4,400	21,340
	Rock-Tenn Co. Class A	94,800	1,466,556
	Rotonics Manufacturing, Inc.	6,700	19,765
#	Royal Gold, Inc.	68,235	1,929,686
* #	RTI International Metals, Inc.	64,500	3,873,225
	Ryerson, Inc.	71,600	1,868,760
	Schnitzer Steel Industries, Inc. Class A	65,551	2,349,348
	Schulman (A.), Inc.	80,055	1,933,328

53

	Schweitzer-Maudoit International, Inc.	44,700	1,134,039
	Sensient Technologies Corp.	131,200	2,647,616
	Silgan Holdings, Inc.	108,126	4,042,831
	Spartech Corp.	90,000	2,066,400
	Steel Dynamics, Inc.	103,975	6,039,908
	Steel Technologies, Inc.	34,450	646,282
	Stepan Co.	16,400	503,480
*	Stillwater Mining Co.	254,500	3,494,285
	Summa Industries, Inc.	5,310	50,498
*	Symyx Technologies, Inc.	96,600	2,579,220
*	Synalloy Corp.	8,600	111,886
*	Terra Industries, Inc.	276,000	2,061,720
	Texas Industries, Inc.	67,100	3,285,887
	Tronox, Inc. Class A	5,500	71,390
*	U.S. Aggregates, Inc.	1,600	6
*	U.S. Concrete, Inc.	110,900	1,372,942
*	UFP Technologies, Inc.	3,700	21,016
*	United States Lime & Minerals, Inc.	8,796	291,411
*	Universal Stainless & Alloy Products, Inc.	8,905	236,873
	Vulcan International Corp.	700	42,963
	Wausau Paper Corp.	142,836	1,909,717
*	Webco Industries, Inc.	600	43,500
	Wellman, Inc.	69,200	302,404
*	Williams Industries, Inc.	1,200	3,108
	Worthington Industries, Inc.	94,429	1,608,126
* #	Zoltek Companies, Inc.	59,800	1,677,390
Total Materials			163,535,654

Other — (0.0%)
* #	AstroPower, Inc.	5,058	0
* (R)	Big 4 Ranch, Inc.	3,200	0
*	Breed Technologies, Inc.	36,800	313
*	Bush Industries, Inc. Escrow Shares	700	16
*	Celebrity, Inc. Escrow Shares	1,300	0
*	Cygnus, Inc. Escrow Share	100	0
*	DLB Oil & Gas, Inc.	1,300	0
*	ePresence, Inc. Escrow Shares	25,100	753
* #	EquiMed, Inc. Nevis	2,250	0
*	Pelican Financial Escrow Shares	300	0
*	Hoenig Group Escrow Shares	7,900	0
*	iGo Escrow Share	4,100	0
*	IMPATH, Inc.	21,600	0
*	Imperial Sugar Co. (Old)	14,551	0
*	ioWorldMedia, Inc.	1,655	1,092
* (R)	Noel Group, Inc.	8,000	86
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	StorageNetworks, Inc. Escrow Shares	60,800	1,648
Total Other			5,972

Real Estate Investment Trusts — (0.4%)
*	AMEN Properties, Inc.	1,975	10,152
*	BNS Holding, Inc. Class A	4,020	22,713
	Consolidated-Tokoma Land Co.	16,200	941,220
*	Grubb & Ellis Co.	14,500	147,900

54

*	Kennedy-Wilson, Inc.	8,600	137,600
	Longview Fibre Co.	145,800	3,723,732
*	Mays (J.W.), Inc.	200	3,650
#	Potlatch Corp.	105,237	3,964,278
*	Stratus Properties, Inc.	8,546	213,650
* #	Tejon Ranch Co.	46,300	1,929,784
*	The Intergroup Corp.	1,960	31,399
*	Trammell Crow Co.	105,200	3,643,076
*	United Capital Corp.	4,700	105,280
*	Wilshire Enterprises, Inc.	7,307	63,936
Total Real Estate Investment Trusts			14,938,370

Telecommunication Services — (1.2%)
*	@Road, Inc.	177,500	981,575
	Alaska Communications Systems Group, Inc.	120,611	1,497,989
*	Boston Communications Group, Inc.	50,400	63,000
* #	Broadwing Corp.	220,924	2,518,534
	Centennial Communications Corp.	302,882	1,768,831
*	Cincinnati Bell, Inc.	716,700	2,787,963
*	Cogent Communications Group, Inc.	127,935	1,177,002
	Commonwealth Telephone Enterprises, Inc.	61,200	2,022,660
*	Covista Communications, Inc.	2,900	3,393
	CT Communications, Inc.	54,860	890,926
	D&E Communications, Inc.	41,574	484,337
* #	Dobson Communications Corp.	434,576	3,733,008
	FairPoint Communications, Inc.	6,500	87,620
* #	First Avenue Networks, Inc.	75,000	1,034,250
*	General Communications, Inc. Class A	149,181	1,951,287
*	GoAmerica, Inc.	56	167
	Hector Communications Corp.	6,300	188,370
	Hickory Tech Corp.	23,500	182,830
*	IDT Corp.	42,978	589,658
* #	IDT Corp. Class B	202,800	2,806,752
*	LCC International, Inc. Class A	59,241	222,746
*	Lynch Interactive Corp.	28	51,800
*	Metro One Telecommunications, Inc.	21,350	11,102
* #	Network Plus Corp.	14,500	25
	North Pittsburgh Systems, Inc.	43,506	1,096,351
*	Pac-West Telecomm, Inc.	20,900	17,974
*	Premiere Global Services, Inc.	207,937	1,559,528
*	Price Communications Corp.	159,570	2,605,778
* #	Primus Telecommunications Group, Inc.	144,357	108,268
*	Rural Cellular Corp. Class A	38,993	520,946
*	SBA Communications Corp.	198,113	4,534,807
*	Shared Technologies Cellular, Inc.	10,100	23
	Shenandoah Telecommunications Co.	200	8,896
*	SunCom Wireless Holdings, Inc.	182,300	289,857
	SureWest Communications	40,812	790,120
*	TALK America Holdings, Inc.	84,809	661,510
*	Time Warner Telecom, Inc.	77,187	1,175,558
*	UbiquiTel, Inc.	263,367	2,741,650
* #	US LEC Corp.	89,220	301,564
	USA Mobility, Inc.	41,100	833,919
	Warwick Valley Telephone Co.	300	6,480
*	Wireless Facilities, Inc.	188,204	700,119

55

*	WQN, Inc.	1,500	1,515
*	Xeta Corp.	12,900	30,315
Total Telecommunication Services			43,041,003

Utilities — (2.2%)
#	ALLETE, Inc.	87,200	3,965,856
	American States Water Co.	48,650	1,790,807
*	Aquila, Inc.	1,082,900	4,667,299
	Artesian Resources Corp. Class A	3,415	103,133
#	Avista Corp.	141,400	3,146,150
	BIW, Ltd.	800	14,600
#	Black Hills Corp.	88,759	3,002,717
	California Water Service Group	53,300	2,000,349
	Cascade Natural Gas Corp.	33,200	697,200
	Central Vermont Public Service Corp.	35,600	639,020
	CH Energy Group, Inc.	44,800	2,063,040
	Chesapeake Utilities Corp.	15,100	437,900
	Cleco Corp.	144,900	3,218,229
	Connecticut Water Services, Inc.	23,587	548,634
	Delta Natural Gas Co., Inc.	7,120	175,423
	Duquesne Light Holdings, Inc.	226,100	3,669,603
*	Dynegy, Inc.	12,300	64,944
*	El Paso Electric Co.	139,200	2,683,776
#	Empire District Electric Co.	75,500	1,645,900
	Energy West, Inc.	3,800	37,111
	EnergySouth, Inc.	22,603	720,584
*	Environmental Power Corp.	26,400	172,656
	Florida Public Utilities Co.	5,849	77,441
	Green Mountain Power Corp.	14,100	403,965
	IDACORP, Inc.	124,100	4,146,181
	Laclede Group, Inc.	61,700	2,076,205
	Maine & Maritimes Corp.	1,600	24,656
	MGE Energy, Inc.	57,227	1,770,603
	Middlesex Water Co.	10,213	185,060
	New Jersey Resources Corp.	80,100	3,598,092
	Northwest Natural Gas Co.	82,800	2,888,064
	NorthWestern Corp.	58,599	2,039,245
	Otter Tail Corp.	85,360	2,227,042
#	Peoples Energy Corp.	111,200	4,172,224
	Piedmont Natural Gas Co.	3,000	72,930
	PNM Resources, Inc.	92,939	2,348,569
	RGC Resources, Inc.	3,464	85,717
	SEMCO Energy, Inc.	91,100	505,605
*	Sierra Pacific Resources	68,791	952,755
	SJW Corp.	37,900	857,298
	South Jersey Industries, Inc.	83,328	2,238,190
	Southern Union Co.	1	18
	Southwest Gas Corp.	114,700	3,338,917
	Southwest Water Co.	64,717	838,085
	UIL Holdings Corp.	42,700	2,358,321
	Unisource Energy Corp.	97,280	2,947,584
	Unitil Corp.	5,900	146,910
	WGL Holdings, Inc.	131,700	3,792,960
Total Utilities			79,557,568

56

TOTAL COMMON STOCKS			3,237,538,304

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	30	0
* (R)	American Banknote Corp. Warrants Series 2 10/01/07	30	0
* #	Angeion Corp. Warrants 10/31/07	215	0
*	CSF Holding, Inc. Litigation Rights	3,250	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	971	1,612
*	First Bank of Delaware Rights 06/19/06	2,896	232
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	0
*	Optical Cable Corp. Warrants 10/24/07	2,823	0
* #	RCN Corp. Warrants 12/21/06	60	0
*	Tengasco, Inc. Warrants 09/12/08	683	0

TOTAL RIGHTS/WARRANTS			1,844

		Face
		Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$2	0

TEMPORARY CASH INVESTMENTS — (11.5%)
@	Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $343,267,000 FNMA, rates ranging from 5.237%(r) to 7.297%(r), maturities ranging from 04/01/34 to 12/01/35, valued at $129,026,830) to be repurchased at $125,282,164	125,265	125,264,662
@	Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $741,793,434 FNMA, rates ranging from 4.50% to 5.50%, maturities ranging from 08/01/20 to 11/01/42, valued at $295,351,747) to be repurchased at $285,558,543	285,519	285,518,570
	Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $8,044,000 FHLMC Notes 4.00%, 09/22/09, valued at $9,129,940) to be repurchased at $8,995,217	8,994	8,994,000
TOTAL TEMPORARY CASH INVESTMENTS			419,777,232

TOTAL INVESTMENTS - (100.0%)
(Cost $3,198,536,261)			$3,657,317,380

See accompanying Notes to Financial Statements.

57

THE U.S. MICRO CAP SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (89.7%)
Consumer Discretionary — (13.6%)
* #	1-800 CONTACTS, Inc.	112,065	$1,646,235
*	1-800-FLOWERS.COM, Inc.	249,248	1,572,755
*	4Kids Entertainment, Inc.	110,000	1,827,100
*	99 Cents Only Stores	111,500	1,246,570
*	A.C. Moore Arts & Crafts, Inc.	166,778	2,920,283
*	Acme Communications, Inc.	127,262	631,220
	Acme United Corp.	30,407	471,308
*	ACR Group, Inc.	17,000	66,300
*	ACT Teleconferencing, Inc.	139	16
*	Advanced Marketing Services, Inc.	135,675	535,916
#	AFC Enterprises, Inc.	254,428	3,444,955
*	Aftermarket Technology Corp.	190,763	4,631,726
*	Alderwoods Group, Inc.	319,208	6,173,483
	Aldila, Inc.	47,233	1,533,656
*	All American Semiconductor, Inc.	45,140	169,275
*	Alloy, Inc.	102,656	1,228,792
	Ambassadors Group, Inc.	181,454	4,745,022
*	American Biltrite, Inc.	57,750	628,897
*	America’s Car-Mart, Inc.	99,456	1,968,234
*	AMS Health Sciences, Inc.	42,900	25,740
*	Applica, Inc.	159,500	653,950
	Arctic Cat, Inc.	111,289	2,041,040
	Ark Restaurants Corp.	27,946	820,215
*	Arlington Hospitality, Inc.	22,265	72
*	Asbury Automotive Group, Inc.	290,200	6,053,572
*	Ashworth, Inc.	132,600	1,196,052
* #	Audible, Inc.	99,104	926,622
*	Audiovox Corp. Class A	165,885	2,023,797
* #	Avatar Holdings, Inc.	48,227	2,717,591
*	Bakers Footwear Group, Inc.	53,995	758,630
*	Ballantyne of Omaha, Inc.	134,235	562,445
* #	Bally Technologies, Inc.	398,600	6,130,468
* #	Bally Total Fitness Holding Corp.	336,100	2,655,190
	Bandag, Inc.	71,172	2,653,292
*	Barry (R.G.) Corp.	163,435	1,095,014
	Bassett Furniture Industries, Inc.	105,200	1,787,348
	Beasley Broadcast Group, Inc.	63,743	463,412
*	Benihana, Inc.	11,500	268,525
*	Benihana, Inc. Class A	42,335	969,895
*	Big Dog Holdings, Inc.	11,300	144,075
*	Birks & Mayors, Inc.	13,946	85,419
*	BJ’s Restaurants, Inc.	200,072	5,333,920
	Blair Corp.	33,286	1,186,313

1

*	Blount International, Inc.	258,000	3,307,560
*	Bluegreen Corp.	243,129	2,927,273
*	Bombay Co., Inc.	302,900	696,670
	Bon-Ton Stores, Inc.	124,800	3,297,216
	Books-A-Million, Inc.	171,700	2,558,330
	Bowl America, Inc. Class A	55,406	800,617
*	Broadview Media, Inc.	15,800	31,600
	Brown Shoe Company, Inc.	149,900	5,273,482
*	Buca, Inc.	137,740	723,135
	Buckle, Inc.	114,700	4,750,874
* #	CabelTel International Corp.	3,430	9,604
*	Cache, Inc.	138,606	2,421,447
	Cadmus Communications Corp.	78,484	1,406,433
*	California Coastal Communities, Inc.	89,433	3,155,196
*	California Pizza Kitchen, Inc.	170,631	4,950,005
*	Canterbury Park Holding Corp.	1,300	17,875
*	Capital Pacific Holdings, Inc.	87,000	891,750
#	Carmike Cinemas, Inc.	108,343	2,289,288
*	Carriage Services, Inc.	143,700	682,575
*	Casual Male Retail Group, Inc.	303,640	2,960,490
*	Catalina Lighting, Inc.	11,080	96,950
	Cato Corp. Class A	268,200	6,326,838
*	Cavalier Homes, Inc.	161,000	1,006,250
*	Cavco Industries, Inc.	46,225	2,192,452
*	CD Warehouse, Inc.	5,600	11
*	Champps Entertainment, Inc.	112,885	860,184
#	Charles and Colvard, Ltd.	154,398	1,652,059
*	Charlotte Russe Holding, Inc.	198,300	4,209,909
*	Chaus (Bernard), Inc.	1,760	1,672
*	Checkers Drive-In Restaurants, Inc.	100,830	1,481,193
	Cherokee, Inc.	58,849	2,223,904
	Christopher & Banks Corp.	314,500	8,472,630
*	Chromcraft Revington, Inc.	100,600	1,282,650
	Churchill Downs, Inc.	31,613	1,313,204
	Coachmen Industries, Inc.	117,100	1,293,955
	Coast Distribution System, Inc.	40,600	306,530
	Cobra Electronics Corp.	114,900	1,356,969
*	Coinmach Service Corp. Class A	62,800	624,860
*	Collectors Universe, Inc.	73,982	1,090,495
	Collegiate Pacific, Inc.	87,800	919,266
*	Concord Camera Corp.	156,186	107,768
*	Congoleum Corp. Class A	35,300	76,954
*	Conn’s, Inc.	182,751	5,285,159
*	Cost Plus, Inc.	180,899	2,733,384
*	Cost-U-Less, Inc.	13,600	106,760
	Courier Corp.	141,318	5,395,521
	CPI Corp.	63,175	1,658,975
	Craftmade International, Inc.	61,350	1,130,067
*	CSK Auto Corp.	385,600	4,900,976
	CSS Industries, Inc.	45,950	1,394,582
*	Culp, Inc.	152,480	710,557
* #	Cumulus Media, Inc. Class A	145,066	1,679,864
	Cutter & Buck, Inc.	111,600	1,323,576
*	Cybex International, Inc.	127,450	771,072
*	Cycle Country Accessories Corp.	60,200	147,490

2

*	Daily Journal Corp.	200	8,400
	Deb Shops, Inc.	123,065	3,603,343
* #	Deckers Outdoor Corp.	64,900	2,301,354
	Decorator Industries, Inc.	20,587	177,975
*	dELiA*s, Inc.	142,905	1,421,905
	Delta Apparel, Inc.	77,280	1,345,445
*	Delta Woodside Industries, Inc.	46,500	11,625
*	Design Within Reach, Inc.	47,075	244,319
*	Diedrich Coffee, Inc.	28,025	110,421
*	Digital Generation systems, Inc.	20,325	111,790
*	Dixie Group, Inc.	100,400	1,375,480
* #	Dominion Homes, Inc.	63,300	658,320
*	Dorman Products, Inc.	138,800	1,406,044
	Dover Downs Gaming & Entertainment, Inc.	93,645	2,378,583
	Dover Motorsports, Inc.	143,200	867,792
* #	Drew Industries, Inc.	188,000	5,959,600
*	drugstore.com, Inc.	762,582	2,188,610
*	Duckwall-ALCO Stores, Inc.	41,000	1,224,260
*	Dura Automotive Systems, Inc.	141,200	326,172
*	E Com Ventures, Inc.	10,825	180,020
*	Educate, Inc.	276,800	2,430,304
	Educational Development Corp.	15,400	107,800
*	ELXSI Corp.	7,100	19,525
*	EMAK Worldwide, Inc.	58,100	366,611
*	Emerging Vision, Inc.	145,200	18,876
*	Emerson Radio Corp.	207,378	703,011
*	Emmis Communications Corp. Class A	281,532	4,521,404
*	Enesco Group, Inc.	122,400	116,280
*	Ergo Science Corp.	1,050	894
* #	Escala Group, Inc.	244,712	1,769,268
*	Everlast Worldwide, Inc.	5,600	63,280
*	Fab Industries, Inc.	40,200	0
* #	Factory 2-U Stores, Inc.	23,754	71
*	Factory Card & Party Outlet Corp.	3,302	20,902
*	Fairchild Corp. Class A	148,929	312,751
*	Famous Dave’s of America, Inc.	93,130	1,395,087
*	Featherlite, Inc.	78,600	371,770
#	Fedders Corp.	261,382	708,345
	Federal Screw Works	33,750	536,625
	Finish Line, Inc. Class A	270,864	3,467,059
*	Finlay Enterprises, Inc.	79,800	789,222
	Flanigan’s Enterprises, Inc.	20,600	219,390
* #	Fleetwood Enterprises, Inc.	552,599	5,194,431
	Flexsteel Industries, Inc.	60,900	803,880
* #	Foamex International, Inc.	34,649	99,789
*	Footstar, Inc.	83,700	443,610
*	Fountain Powerboat Industries, Inc.	38,765	183,746
*	Franklin Covey Co.	181,100	1,450,611
*	Franklin Electronic Publishers, Inc.	81,300	227,640
	Fred’s, Inc.	336,596	4,900,838
*	Friedman’s, Inc. Class A	131,800	0
*	Friendly Ice Cream Corp.	24,500	206,290
	Frisch’s Restaurants, Inc.	63,868	1,588,397
* #	Gaiam, Inc.	3,551	61,361
*	GameTech International, Inc.	80,200	635,184

3

	Gaming Partners International Corp.	65,761	1,184,356
* #	Gander Mountain Co.	94,613	573,355
*	Genesco, Inc.	147,400	5,187,006
*	Gentek, Inc.	89,184	2,564,040
*	G-III Apparel Group, Ltd.	98,005	869,304
*	Gottschalks, Inc.	129,300	1,021,470
	Gray Television, Inc.	309,200	2,046,904
	Gray Television, Inc. Class A	41,200	276,040
* #	GSI Commerce, Inc.	375,299	5,910,959
*	Gymboree Corp.	138,774	4,911,212
*	Ha-Lo Industries, Inc.	8,600	0
*	Hampshire Group, Ltd.	25,400	471,170
	Hancock Fabrics, Inc.	182,600	602,580
	Handleman Co.	154,905	1,319,791
*	Harolds Stores, Inc.	31,937	22,995
*	Harris Interactive, Inc.	542,304	2,700,674
*	Hartmarx Corp.	323,000	2,412,810
*	Hastings Entertainment, Inc.	93,200	704,592
*	Hastings Manufacturing Co.	6,400	416
	Haverty Furniture Co., Inc.	153,900	2,157,678
	Haverty Furniture Co., Inc. Class A	12,000	168,000
*	Hayes Lemmerz International, Inc.	122,316	313,129
*	Hollywood Media Corp.	285,997	1,218,347
* #	Home Solutions of America, Inc.	302,640	3,086,928
*	Hot Topic, Inc.	321,926	4,455,456
*	Iconix Brand Group, Inc.	313,563	5,007,601
	ILX Resorts, Inc.	25,700	243,122
*	Image Entertainment, Inc.	187,920	687,787
*	IMPCO Technologies, Inc.	241,880	2,585,697
* #	Infosonics Corp.	54,100	1,428,781
*	Insignia Systems, Inc.	51,150	63,937
*	Interface, Inc. Class A	409,067	4,696,089
*	Interstate Hotels & Resorts, Inc.	256,950	1,670,175
*	INVESTools, Inc.	395,550	3,453,151
	J. Alexander’s Corp.	104,700	885,762
*	Jaclyn, Inc.	20,027	154,208
*	Jakks Pacific, Inc.	213,856	4,168,053
*	Jameson Inns, Inc.	489,192	1,418,657
*	Jennifer Convertibles, Inc.	42,800	243,960
* #	Jo-Ann Stores, Inc.	198,700	3,298,420
*	Johnson Outdoors, Inc.	52,800	928,752
*	Jos. A. Bank Clothiers, Inc.	149,359	5,424,719
	Journal Register Co.	345,300	3,453,000
*	K2, Inc.	361,763	3,990,246
	Kellwood Co.	136,000	4,241,840
	Kenneth Cole Productions, Inc. Class A	119,000	2,923,830
*	Keystone Automotive Industries, Inc.	141,700	5,713,344
	Kimball International, Inc. Class B	214,995	3,224,925
*	Kirkland’s, Inc.	125,814	753,626
	Knape & Vogt Manufacturing Co.	27,588	518,379
*	Knology, Inc.	39,200	350,056
	Koss Corp.	84,000	2,086,980
* #	Krispy Kreme Doughnuts, Inc.	543,400	5,124,262
*	LaCrosse Footwear, Inc.	20,518	249,294
*	Lakeland Industries, Inc.	29,767	511,992

4

*	Lakes Entertainment, Inc.	153,500	1,511,975
	Landry’s Restaurants, Inc.	34,900	1,068,289
*	Lazare Kaplan International, Inc.	67,400	571,552
#	La-Z-Boy, Inc.	429,200	6,420,832
*	Lenox Group, Inc.	122,050	1,240,028
	Levitt Corp. Class A	160,400	2,553,568
	Libbey, Inc.	116,600	1,325,742
	Liberty Homes, Inc. Class A	200	1,170
	Lifetime Brands, Inc.	107,620	2,981,074
	Lithia Motors, Inc. Class A	119,400	3,820,800
* #	LKQ Corp.	261,142	5,105,326
*	Lodgenet Entertainment Corp.	157,742	2,982,901
*	Lodgian, Inc.	179,598	2,067,173
	Lone Star Steakhouse & Saloon, Inc.	134,758	3,507,751
*	LOUD Technologies, Inc.	22,580	338,700
*	Luby’s, Inc.	228,850	2,389,194
	M/I Homes, Inc.	126,500	4,554,000
*	Mace Security International, Inc.	122,338	318,079
*	Magna Entertainment Corp.	15,700	90,275
*	Main Street Restaurant Group, Inc.	150,323	938,016
	Marine Products Corp.	195,705	1,898,338
*	MarineMax, Inc.	158,076	4,547,847
*	Marisa Christina, Inc.	31,000	19,065
*	Max & Erma’s Restaurants, Inc.	20,844	203,229
*	McCormick & Schmick’s Seafood Restaurants, Inc.	124,601	2,984,194
	McRae Industries, Inc. Class A	8,800	98,780
*	Meade Instruments Corp.	152,660	419,815
*	Mediacom Communications Corp.	381,742	2,424,062
*	Merisel, Inc.	5	33
* #	Mestek, Inc.	115,650	1,671,142
*	Midas, Inc.	129,400	2,687,638
*	Mity Enterprises, Inc.	40,550	770,450
	Monaco Coach Corp.	235,500	3,070,920
*	Monarch Casino & Resort, Inc.	166,100	4,577,716
	Monro Muffler Brake, Inc.	107,305	3,876,930
*	Morgan’s Foods, Inc.	500	2,785
*	Mossimo, Inc.	149,150	1,148,455
*	Mothers Work, Inc.	46,416	1,233,737
*	Motorcar Parts of America, Inc.	24,500	295,225
	Movado Group, Inc.	192,200	3,592,218
#	Movie Gallery, Inc.	69,211	345,363
*	MTR Gaming Group, Inc.	240,536	2,342,821
* #	Multimedia Games, Inc.	224,709	2,518,988
*	Nathan’s Famous, Inc.	52,600	714,413
*	National Lampoon, Inc.	8,100	16,038
	National Presto Industries, Inc.	3,900	211,770
*	National RV Holdings, Inc.	102,650	585,105
*	Nature Vision, Inc.	500	4,465
#	Nautilus Group, Inc.	308,710	5,217,199
* #	Navarre Corp.	226,457	792,599
*	Navigant International, Inc.	140,633	2,283,880
	Nelson (Thomas), Inc.	126,800	3,772,300
*	Nevada Gold & Casinos, Inc.	117,950	866,932
*	New Frontier Media, Inc.	202,063	1,745,824
*	Nitches, Inc.	33,639	153,730

5

	Nobel Learning Communities, Inc.	52,550	534,171
	Nobility Homes, Inc.	43,800	1,215,450
	Noble International, Ltd.	120,100	1,867,555
*	NTN Communications, Inc.	363,891	585,865
*	Odd Job Stores, Inc.	86,200	16,378
*	Ohio Art Co.	3,600	21,600
* #	Oneida, Ltd.	103,200	22,704
*	Opinion Research Corp.	27,500	166,787
	Orleans Homebuilders, Inc.	146,200	2,888,912
*	O’Charleys, Inc.	197,451	3,287,559
*	Outdoor Channel Holdings, Inc.	94,443	1,147,482
* #	Overstock.com, Inc.	14,692	316,319
	Oxford Industries, Inc.	91,800	3,701,376
*	P & F Industries, Inc. Class A	700	9,282
* #	Palm Harbor Homes, Inc.	200,934	3,882,045
*	Paxson Communications Corp.	343,100	288,204
*	PC Mall, Inc.	103,100	653,654
* #	Pegasus Communications Corp.	56,640	158,026
*	Perry Ellis International, Inc.	77,800	1,879,648
*	PetMed Express, Inc.	210,274	2,603,192
*	Phoenix Footwear Group, Inc.	53,200	259,616
*	Phoenix Gold International, Inc.	3,600	1,026
*	Playboy Enterprises, Inc. Class B	248,580	2,396,311
*	Point.360	84,700	193,116
*	Pomeroy IT Solutions, Inc.	105,149	770,742
#	Pre-Paid Legal Services, Inc.	125,300	4,377,982
*	PRIMEDIA, Inc.	55,604	101,755
*	Princeton Review, Inc.	145,781	822,205
* #	Progressive Gaming International Corp.	285,223	2,883,605
*	Proliance International, Inc.	73,100	339,915
*	QEP Co., Inc.	15,757	164,503
* #	Quaker Fabric Corp.	147,950	236,720
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	437,783	1,751,132
*	RC2 Corp.	175,880	6,252,534
*	Reading International, Inc. Class A	142,163	1,147,255
*	Reading International, Inc. Class B	10,140	78,078
*	Red Lion Hotels Corp.	118,800	1,363,824
*	Red Robin Gourmet Burgers, Inc.	65,969	2,767,400
* #	RedEnvelope, Inc.	79,718	813,124
*	Regent Communications, Inc.	551,100	2,298,087
*	Rentrak Corp.	104,800	1,123,456
*	Rent-Way, Inc.	225,700	1,627,297
*	Restoration Hardware, Inc.	313,472	2,031,299
* #	Retail Ventures, Inc.	349,556	5,330,729
*	Rex Stores Corp.	141,475	2,088,171
*	Riviera Holdings Corp.	66,300	1,395,615
*	Rockford Corp.	79,175	292,947
*	Rocky Brands, Inc.	44,700	1,063,860
*	Rubio’s Restaurants, Inc.	82,000	738,000
	Russ Berrie & Co., Inc.	168,800	2,194,400
	Russell Corp.	258,800	4,723,100
*	Ryan’s Restaurant Group, Inc.	357,829	4,426,345
	S&K Famous Brands, Inc.	24,600	373,920
*	Safety Components International, Inc.	1,180	16,284
*	Saga Communications, Inc. Class A	128,041	1,291,934

6

*	Salem Communications Corp.	153,513	2,221,333
* #	Salton, Inc.	111,900	307,725
*	Schieb (Earl), Inc.	71,500	286,000
* #	Sharper Image Corp.	124,000	1,681,440
*	Shiloh Industries, Inc.	133,400	2,618,642
*	Shoe Carnival, Inc.	123,800	2,883,302
*	Shoe Pavilion, Inc.	5,700	41,952
	Sinclair Broadcast Group, Inc. Class A	236,777	2,014,972
* #	Six Flags, Inc.	545,500	4,582,200
	Skyline Corp.	73,879	2,732,045
* #	Smith & Wesson Holding Corp.	339,200	2,523,648
*	Smith & Wollensky Restaurant Group, Inc.	52,300	263,592
	Sonesta International Hotels Corp. Class A	900	19,008
* #	Source Interlink Companies, Inc.	408,269	4,629,770
*	Southern Energy Homes, Inc.	120,525	849,701
*	Spanish Broadcasting System, Inc.	284,671	1,554,304
*	SPAR Group, Inc.	1,000	1,070
	Spartan Motors, Inc.	111,201	1,544,582
*	Sport Chalet, Inc. Class A	98,875	820,662
*	Sport Chalet, Inc. Class B	14,125	108,762
*	Sport Supply Group, Inc.	63,100	337,585
	Sport-Haley, Inc.	32,100	164,031
*	Sportsman’s Guide, Inc.	65,450	1,994,916
	Stage Stores, Inc.	211,716	6,891,356
* #	Stamps.com, Inc.	204,998	6,147,890
	Standard Motor Products, Inc.	172,400	1,363,684
	Stanley Furniture, Inc.	141,600	3,624,960
	Star Buffet, Inc.	16,400	123,656
	Stein Mart, Inc.	17,247	267,328
*	Steinway Musical Instruments, Inc.	79,000	2,136,950
	Steven Madden, Ltd.	185,250	5,924,295
	Stewart Enterprises, Inc.	472,798	2,690,221
*	Stoneridge, Inc.	176,900	1,376,282
*	Strattec Security Corp.	40,900	1,738,250
	Stride Rite Corp.	323,400	4,071,606
	Sturm Ruger & Co., Inc.	219,300	1,348,695
*	Sunterra Corp.	172,009	1,778,573
#	Superior Industries International, Inc.	233,900	4,301,421
	Superior Uniform Group, Inc.	86,600	1,117,140
*	Syms Corp.	143,200	2,574,736
*	Syntax-Brillian Corp.	177,221	400,519
*	Systemax, Inc.	234,100	1,751,068
*	Tag-It Pacific, Inc.	110,300	66,180
	Tandy Brand Accessories, Inc.	56,877	585,833
* #	Tandy Leather Factory, Inc.	71,570	473,078
*	Tarrant Apparel Group	232,085	413,111
	The Hallwood Group, Inc.	2,923	306,915
	The Marcus Corp.	175,700	3,094,077
	The Pep Boys - Manny, Moe & Jack	61,800	837,390
*	The Rowe Companies	120,268	221,293
*	The Sports Club Co., Inc.	142,200	163,530
*	The Steak n Shake Co.	231,600	3,793,608
* #	TiVo, Inc.	742,800	4,701,924
	Traffix, Inc.	142,900	811,672
*	Trans World Entertainment Corp.	218,126	1,306,575

7

*	Triple Crown Media, Inc.	35,250	282,352
*	Tropical Sportswear International Corp.	160	0
* #	True Religion Apparel, Inc.	183,305	3,119,851
*	Trump Entertainment Resorts, Inc.	7,092	153,613
*	Tweeter Home Entertainment Group, Inc.	220,725	1,529,624
*	Ultimate Electronics, Inc.	2,190	0
*	Unifi, Inc.	401,500	1,385,175
	Unifirst Corp.	87,300	2,797,965
*	United Retail Group, Inc.	118,000	1,675,600
*	Universal Electronics, Inc.	118,120	2,101,355
	Value Line, Inc.	700	29,330
*	ValueVision Media, Inc. Class A	326,922	4,057,102
*	Varsity Group, Inc.	142,219	618,653
*	Vertrue, Inc.	85,097	3,314,528
*	Virco Manufacturing Corp.	155,131	698,089
*	Waxman Industries, Inc.	975	6,142
	Wellco Enterprises, Inc.	10,600	137,800
* #	Wells-Gardner Electronics Corp.	74,038	179,912
*	West Marine, Inc.	177,102	2,543,185
*	Western Metals Corp.	75,000	30,000
* #	Wet Seal, Inc. Class A	573,322	2,608,615
	Weyco Group, Inc.	6,600	134,706
*	Wilsons The Leather Experts, Inc.	331,620	1,210,413
*	Winmark Corp.	51,950	1,364,726
* #	WisdomTree Investments, Inc.	6,700	38,190
*	Young Broadcasting, Inc. Class A	157,966	511,810
*	Zapata Corp.	106,880	769,536
Total Consumer Discretionary			672,342,290

Consumer Staples — (3.0%)
*	Advanced Nutraceuticals, Inc.	475	1,544
	Alico, Inc.	53,400	2,937,000
	Alliance One International, Inc.	792,224	3,422,408
#	American Italian Pasta Co.	153,000	1,121,490
	Andersons, Inc.	54,700	5,649,416
*	Atlantic Premium Brands, Ltd.	26,700	12,148
*	Boston Beer Co., Inc. Class A	131,700	3,559,851
*	Bridgford Foods Corp.	91,467	554,290
*	Cagle’s, Inc. Class A	94,800	748,920
	Calavo Growers, Inc.	34,730	373,347
	Cal-Maine Foods, Inc.	178,300	1,248,100
*	Carrington Laboratories, Inc.	93,969	399,368
	CCA Industries, Inc.	56,230	531,373
* #	Central European Distribution Corp.	20,631	660,605
*	Chattem, Inc.	171,817	6,027,340
*	Cuisine Solutions, Inc.	103,900	633,790
*	Darling International, Inc.	566,515	2,283,055
*	Elizabeth Arden, Inc.	260,862	5,321,585
	Farmer Brothers Co.	5,794	117,444
*	Female Health Co.	44,000	66,000
*	Foodarama Supermarkets, Inc.	20,700	1,086,750
*	Galaxy Nutritional Foods, Inc.	29,000	14,500
* #	Gardenburger, Inc.	33,700	118
*	Genesee Corp. Class B	800	1,264
*	Glacier Water Services, Inc.	24,500	588,000

8

	Golden Enterprises, Inc.	62,000	175,460
*	Green Mountain Coffee, Inc.	65,900	2,601,732
*	Griffin Land & Nurseries, Inc. Class A	23,500	744,127
*	Hain Celestial Group, Inc.	193,684	4,971,868
*	Hines Horticulture, Inc.	195,700	710,391
*	IGI, Inc.	16,400	27,880
	Imperial Sugar Co. (New)	69,917	1,626,269
	Ingles Market, Inc. Class A	106,298	1,835,766
*	Integrated Biopharma, Inc.	110,675	863,265
	Inter Parfums, Inc.	176,100	3,153,951
*	Interstate Bakeries Corp.	238,400	1,919,120
	J & J Snack Foods Corp.	166,400	5,383,040
*	Katy Industries, Inc.	76,100	234,388
	Lance, Inc.	262,421	6,250,868
* #	Lifeway Foods, Inc.	10,310	111,142
#	Mannatech, Inc.	219,470	3,070,385
	Marsh Supermarkets, Inc. Class A	17,700	223,179
	Marsh Supermarkets, Inc. Class B	29,800	375,182
*	Maui Land & Pineapple Co., Inc.	64,900	2,372,095
* #	Medifast, Inc.	112,400	2,023,200
	MGP Ingredients, Inc.	151,200	4,306,176
*	Monterey Pasta Co.	135,300	902,451
#	Nash Finch Co.	109,200	2,536,716
	National Beverage Corp.	314,300	4,092,186
*	Natrol, Inc.	99,700	220,337
*	Natural Alternatives International, Inc.	54,600	554,190
*	Natural Health Trends Corp.	26,600	123,690
	Nature’s Sunshine Products, Inc.	153,100	1,653,480
	Oil-Dri Corp. of America	56,300	1,010,585
*	Omega Protein Corp.	194,800	1,192,176
* #	Parlux Fragrances, Inc.	90,500	2,494,180
*	Pathmark Stores, Inc.	455,924	4,262,889
*	Peet’s Coffee & Tea, Inc.	123,449	3,578,787
*	Pizza Inn, Inc.	39,700	122,911
*	Playtex Products, Inc.	558,300	6,420,450
*	PriceSmart, Inc.	203,489	2,531,383
*	Pyramid Breweries, Inc.	53,900	141,218
*	Redhook Ale Brewery, Inc.	67,300	261,124
	Reliv International, Inc.	139,530	1,548,783
	Rocky Mountain Chocolate Factory, Inc.	76,147	1,025,700
* #	San Filippo (John B.) & Son, Inc.	67,300	929,413
	Sanderson Farms, Inc.	157,009	4,807,616
*	Scheid Vineyards, Inc.	2,900	92,800
*	Schiff Nutrition International, Inc.	70,700	480,053
	Scope Industries	16,650	1,162,170
*	Seneca Foods Corp. Class A	200	4,645
*	Seneca Foods Corp. Class B	6,800	163,064
*	Smart & Final Food, Inc.	276,400	4,740,260
	Spartan Stores, Inc.	183,203	2,427,440
* #	Star Scientific, Inc.	629,793	1,713,037
	Stephan Co.	33,500	114,570
	Tasty Baking Co.	80,500	729,330
	The Topps Co., Inc.	332,347	2,715,275
*	Tofutti Brands, Inc.	9,100	26,754
	United-Guardian, Inc.	39,320	358,205

9

* #	USANA Health Services, Inc.	7,000	263,270
#	Vector Group, Ltd.	298,686	5,014,938
*	Vermont Pure Holdings, Ltd.	20,600	34,196
	WD-40 Co.	146,912	4,779,047
*	Wild Oats Markets, Inc.	256,676	4,093,982
* #	Winn-Dixie Stores, Inc.	337,200	131,508
Total Consumer Staples			149,793,999

Energy — (3.9%)
*	Abraxas Petroleum Corp.	371,800	1,751,178
	Adams Resources & Energy, Inc.	68,250	2,145,780
*	Allis-Chalmers Energy, Inc.	145,800	1,870,614
* #	American Oil & Gas, Inc.	224,625	999,581
* #	Arena Resources, Inc.	115,500	3,547,005
*	Atlas America, Inc.	147,416	6,722,170
	Barnwell Industries, Inc.	62,887	1,388,231
*	Bolt Technology Corp.	47,800	578,858
*	Boots & Coots International Well Control, Inc.	193,100	322,477
* #	BPZ Energy, Inc.	2,616	7,325
*	Brigham Exploration Co.	400,071	3,080,547
* #	Bristow Group, Inc.	156,241	5,626,238
*	Callon Petroleum Co.	162,700	2,905,822
*	Carrizo Oil & Gas, Inc.	213,381	6,013,077
*	Clayton Williams Energy, Inc.	95,573	3,803,805
*	Contango Oil & Gas Co.	130,100	1,691,300
*	Dawson Geophysical Co.	65,700	2,271,249
*	Delta Petroleum Corp.	72,174	1,241,393
* #	Dune Energy, Inc.	195,217	673,499
*	Edge Petroleum Corp.	149,785	3,102,047
* #	Endeavour International Corp.	610,360	1,660,179
*	FX Energy, Inc.	253,648	1,230,193
* #	Gasco Energy, Inc.	746,600	3,337,302
*	Giant Industries, Inc.	103,900	6,566,480
*	Goodrich Petroleum Corp.	219,100	5,367,950
*	GSV, Inc.	2,740	356
	Gulf Island Fabrication, Inc.	108,001	2,476,463
*	Gulfmark Offshore, Inc.	179,600	4,518,736
*	Gulfport Energy Corp.	101,300	1,349,316
*	Harvest Natural Resources, Inc.	487,800	6,736,518
* #	Horizon Offshore, Inc.	5,253	124,496
*	Infinity, Inc.	116,247	790,480
* #	Input/Output, Inc.	701,700	6,778,422
	Lufkin Industries, Inc.	96,300	5,825,187
	Maritrans, Inc.	100,400	2,589,316
	MarkWest Hydrocarbon, Inc.	95,404	2,151,360
* #	Matrix Service Co.	198,800	2,353,792
* #	McMoran Exploration Co.	235,000	3,978,550
*	Meridian Resource Corp.	744,972	2,398,810
* #	Metretek Technologies, Inc.	111,600	1,594,764
*	Mexco Energy Corp.	1,400	10,570
*	Miller Petroleum, Inc.	1,921	1,690
*	Mitcham Industries, Inc.	90,200	1,329,548
*	NATCO Group, Inc. Class A	163,600	5,030,700
*	Natural Gas Services Group	79,300	1,252,940
*	Newpark Resources, Inc.	772,470	4,542,124

10

*	OMNI Energy Services Corp.	133,945	843,853
	Panhandle Royalty Co.	1,200	24,300
*	Parallel Petroleum Corp.	301,786	7,297,185
*	Parker Drilling Co.	545,800	4,028,004
* #	Petrohawk Energy Corp.	224,521	2,633,631
*	Petroleum Development Corp.	139,678	5,089,866
*	PetroQuest Energy, Inc.	345,300	3,594,573
*	PHI, Inc. Non-Voting	71,170	2,475,293
*	Pioneer Drilling Co.	3,700	52,429
* #	Rentech, Inc.	1,139,200	5,137,792
*	Royale Energy, Inc.	43,302	248,986
* #	SulphCo, Inc.	515,100	4,996,470
* #	Syntroleum Corp.	488,696	3,181,411
*	T-3 Energy Services, Inc.	9,270	222,851
*	Tengasco, Inc.	733	909
* #	Teton Energy Corp.	95,700	615,351
*	TGC Industries, Inc.	132,867	1,513,355
* #	Toreador Resources Corp.	41,700	1,188,450
* #	Transmeridian Exploration, Inc.	765,700	4,823,910
*	TransMontaigne, Inc.	381,160	4,383,340
*	Trico Marine Services, Inc.	121,477	3,923,707
* #	Tri-Valley Corp.	182,900	1,647,929
*	U.S. Energy Corp. Wyoming	71,870	330,602
*	VAALCO Energy, Inc.	504,400	3,561,064
*	Warren Resources, Inc.	373,300	4,662,517
*	Westmoreland Coal Co.	71,600	2,068,524
Total Energy			192,284,740

Financials — (12.9%)
*	1st Constitution Bancorp	2,527	46,775
	1st Independence Financial Group, Inc.	3,700	65,675
	1st Source Corp.	177,811	5,072,948
#	21st Century Holding Co.	61,134	937,796
	Abigail Adams National Bancorp, Inc.	1,512	21,244
	Access National Corp.	9,793	101,847
*	ACE Cash Express, Inc.	121,220	3,225,664
	Advanta Corp. Class A	62,491	2,090,949
	Advanta Corp. Class B Non-Voting	128,086	4,687,948
*	Aether Holdings, Inc.	376,214	1,508,618
#	Alliance Financial Corp.	157	4,550
	Amcore Financial, Inc.	208,288	6,279,883
	Ameriana Bancorp	20,350	276,963
*	American Bancorp of New Jersey, Inc.	10,544	120,307
* #	American Business Financial Services, Inc.	1,218	12
#	American Equity Investment Life Holding Co.	482,500	6,296,625
*	American Independence Corp.	14,893	162,929
	American National Bankshares, Inc.	3,102	70,539
*	American Physicians Capital, Inc.	65,365	3,021,170
	American Physicians Services Group, Inc.	36,700	524,883
#	American River Bankshares	18,071	494,061
	American West Bancorporation	94,438	2,202,294
	Ameris Bancorp	113,960	2,427,348
*	AmeriServe Financial, Inc.	178,595	892,975
	Anchor Bancorp Wisconsin, Inc.	180,918	5,273,760
*	Argonaut Group, Inc.	166,508	5,121,786

11

	Arrow Financial Corp.	89,760	2,236,819
	ASB Financial Corp.	4,400	90,750
*	Asset Acceptance Capital Corp.	99,296	1,717,821
#	ASTA Funding, Inc.	119,593	4,372,320
*	Atlantic American Corp.	157,725	455,825
	Atlantic Coast Federal Corp.	27,056	412,604
	Baldwin & Lyons, Inc. Class B	73,900	1,736,650
	BancFirst Corp.	118,109	5,285,378
*	Bancinsurance Corp.	39,480	236,880
	Bancorp Rhode Island, Inc.	535	20,121
*	Bancshares of Florida, Inc.	20,660	454,520
	Bank of Commerce Holdings	3,100	32,147
	Bank of Granite Corp.	57,785	1,104,849
#	Bank of the Ozarks, Inc.	147,215	4,750,628
	Banner Corp.	116,190	4,287,411
	Bar Harbor Bankshares	2,000	58,180
	Berkshire Hills Bancorp, Inc.	49,610	1,706,584
	Beverly Hills Bancorp, Inc.	179,155	1,682,265
*	BFC Financial Corp.	192,230	1,247,573
*	BNCCORP, Inc.	8,310	103,875
	Bristol West Holdings, Inc.	267,600	4,517,088
	Brooke Corp.	52,501	624,237
*	Brunswick Bancorp	100	1,227
	Bryn Mawr Bank Corp.	7,534	166,501
	BWC Financial Corp.	2,799	112,856
	C&F Financial Corp.	150	5,998
	California First National Bancorp	79,400	1,167,180
	Camco Financial Corp.	18,107	254,947
	Camden National Corp.	23,700	925,959
	Capital Bank Corp.	200	3,290
	Capital City Bank Group, Inc.	9,115	300,977
	Capital Corp. of the West	93,106	3,084,602
*	Capital Crossing Bank	86,700	1,968,090
	Capital Southwest Corp.	4,006	396,554
	Capital Title Group, Inc.	80,565	603,432
	Capitol Bancorp, Ltd.	136,600	5,595,136
	Cardinal Financial Corp.	215,385	2,619,082
	Carrollton Bancorp	200	3,630
	Carver Bancorp, Inc.	3,204	53,507
	Cash America International, Inc.	235,440	7,244,489
*	Cash Systems, Inc.	52,000	354,120
	Center Bancorp, Inc.	20,899	275,449
	Center Financial Corp.	123,863	2,889,724
	Centerstate Banks of Florida, Inc.	6,600	132,660
	Central Bancorp, Inc.	10,000	330,000
	Central Virginia Bankshares, Inc.	4,202	116,776
*	Centrue Financial Corp.	3,000	72,615
	Century Bancorp, Inc. Class A	7,600	204,440
*	Ceres Group, Inc.	272,429	1,631,850
	CFS Bancorp, Inc.	91,973	1,359,361
	Charter Financial Corp.	750	28,417
	Chemical Financial Corp.	14,200	414,782
	Citizens First Bancorp, Inc.	71,538	1,967,295
	Citizens South Banking Corp.	41,974	520,897
* #	Citizens, Inc.	323,408	1,707,594

12

	City Holding Co.	159,119	5,753,743
	Clark, Inc.	144,300	1,904,760
*	CNA Surety Corp.	253,342	4,349,882
#	CNB Financial Corp.	3,700	51,504
	CoBiz, Inc.	66,475	1,387,333
	Codorus Valley Bancorp, Inc.	100	1,885
	Cohen & Steers, Inc.	25,246	620,547
#	Colony Bankcorp, Inc.	1,200	21,576
	Columbia Banking System, Inc.	139,128	4,674,701
	Comm Bancorp, Inc.	600	24,558
	Commercial Bancshares, Inc.	34,853	1,226,129
	Commercial National Financial Corp.	1,600	31,280
#	Commonwealth Bankshares, Inc.	540	15,833
	Community Bancorp, Inc.	11,607	486,101
#	Community Bank System, Inc.	263,000	5,099,570
	Community Banks, Inc.	10,033	258,350
	Community Bankshares, Inc.	4,230	67,151
	Community Trust Bancorp, Inc.	67,939	2,311,964
	Community West Bancshares	23,300	363,713
*	Consumer Portfolio Services, Inc.	94,800	710,052
	Cooperative Bankshares, Inc.	8,550	213,750
*	Cowlitz Bancorporation	4,140	61,272
	Crawford & Co. Class A	94,400	556,960
	Crawford & Co. Class B	132,500	806,925
#	Delta Financial Corp.	179,500	1,687,300
	Dime Community Bancshares	326,574	4,617,756
*	Dollar Financial Corp.	115,800	2,212,938
	Donegal Group, Inc. Class A	162,941	2,879,167
	Donegal Group, Inc. Class B	34,026	573,338
	EMC Insurance Group, Inc.	119,700	3,816,036
*	Encore Capital Group, Inc.	198,655	1,819,680
#	Enterprise Financial Services Corp.	5,824	150,492
*	Epoch Holding Corp.	75,975	379,875
	ESB Financial Corp.	94,531	1,136,263
	Evans Bancorp, Inc.	500	11,260
	Exchange National Bancshares, Inc.	600	17,142
*	EZCORP, Inc. Class A Non-Voting	91,900	2,969,289
	Federal Agriculture Mortgage Corporation	84,400	2,114,220
	Federal Trust Corp.	4,714	54,923
	Fidelity Bancorp, Inc.	1,045	20,153
	Fidelity Bankshares, Inc.	193,261	6,263,589
	Fidelity Southern Corp.	82,500	1,446,225
	Financial Federal Corp.	229,450	6,417,716
*	Financial Industries Corp.	9,148	75,562
	Financial Institutions, Inc.	4,554	86,253
*	Firebrand Financial Group, Inc.	75,400	5,466
* #	First Acceptance Corp.	417,502	5,168,675
	First Albany Companies, Inc.	110,420	462,660
	First Bancorp	118,592	2,491,618
	First Bancshares, Inc.	438	7,336
*	First Bank of Delaware	50,014	116,533
	First Busey Corp.	173,134	3,538,859
*	First Cash Financial Services, Inc.	274,854	5,898,367
	First Charter Corp.	270,509	6,475,985
	First Community Bancshares, Inc.	99,461	3,172,806

13

	First Defiance Financial Corp.	68,292	1,849,347
	First Federal Bancshares of Arkansas, Inc.	46,800	1,114,308
	First Federal Bankshares, Inc.	200	4,440
	First Federal of Northern Michigan Bancorp, Inc.	1,000	9,850
#	First Financial Bancorp	60,796	986,719
	First Financial Bankshares, Inc.	25,261	882,872
	First Financial Corp.	85,030	2,601,068
	First Financial Holdings, Inc.	122,500	3,806,075
	First Financial Service Corp.	700	21,007
	First Franklin Corp.	800	12,696
	First Indiana Corp.	154,125	4,041,157
*	First Investors Financial Services Group, Inc.	43,200	334,800
	First Keystone Financial, Inc.	16,500	322,905
	First M&F Corp.	6,690	131,689
*	First Mariner Bancorp, Inc.	21,848	420,574
	First Merchants Corp.	162,062	3,842,490
	First Mutual Bancshares, Inc.	31,771	829,541
#	First National Lincoln Corp.	542	9,008
	First Oak Brook Bancshares, Inc.	66,919	2,455,258
	First PacTrust Bancorp, Inc.	13,213	382,648
	First Place Financial Corp.	133,211	3,043,871
*	First Regional Bancorp	457	39,005
#	First South Bancorp, Inc.	7,243	212,235
	First State Bancorporation	153,736	3,591,273
	First United Corp.	18,340	392,109
	Firstbank Corp.	28,606	673,672
	FirstBank NW Corp.	32,194	668,351
*	FirstCity Financial Corp.	94,395	1,073,271
	Flag Financial Corp.	44,945	947,441
	Flushing Financial Corp.	175,312	2,917,192
	FMS Financial Corp.	9,300	172,794
	FNB Corp. VA	2,100	71,190
	FNB Financial Services Corp.	10,625	158,844
	FNB United Corp.	11,916	221,995
*	FPIC Insurance Group, Inc.	91,297	3,430,028
*	Franklin Bank Corp.	205,674	4,092,913
	Gateway Financial Holdings, Inc.	85,276	1,338,833
	GB&T Bancshares, Inc.	108,650	2,343,580
	German American Bancorp, Inc.	11,624	154,018
	Glacier Bancorp, Inc.	104,635	3,061,620
	Gouverneur Bancorp, Inc.	100	1,337
*	Great Lakes Bancorp, Inc.	50,910	898,561
	Great Southern Bancorp, Inc.	106,787	2,829,855
*	Greater Atlantic Financial Corp.	100	545
	Greater Community Bancorp	3,577	54,728
	Greene County Bancshares, Inc.	85,237	2,563,077
*	Greenville First Bancshares, Inc.	3,570	74,292
	GS Financial Corp.	7,200	129,960
	Guaranty Bancshares, Inc.	1,600	58,000
	Guaranty Federal Bancshares, Inc.	18,100	519,470
	Habersham Bancorp	140	3,332
	Harleysville Group, Inc.	234,319	6,488,293
	Harleysville National Corp.	241,125	4,824,911
#	Harleysville Savings Financial Corp.	1,000	17,520
	Harrington West Financial Group, Inc.	475	7,671

14

	Heartland Financial USA, Inc.	13,532	340,330
	Heritage Commerce Corp.	103,948	2,499,949
	Heritage Financial Corp.	87,885	2,197,125
	HF Financial Corp.	33,022	578,711
	Hingham Institution for Savings	5,450	205,519
	HMN Financial, Inc.	33,200	1,120,500
	Home Federal Bancorp	37,400	1,038,224
	HopFed Bancorp, Inc.	4,655	76,807
	Horace Mann Educators Corp.	23,400	391,950
	Horizon Financial Corp.	86,462	2,115,725
	IBERIABANK Corp.	83,800	5,102,582
	IBT Bancorp, Inc.	1,176	46,746
	Independence Holding Co.	32,824	723,769
	Independent Bank Corp. MA	135,500	4,312,965
	Independent Bank Corp. MI	204,572	5,513,215
	Infinity Property & Casualty Corp.	159,371	6,792,392
	Integra Bank Corp.	154,355	3,483,792
	Interchange Financial Services Corp.	177,263	3,984,872
*	Intervest Bancshares Corp.	61,900	2,490,856
	Investors Title Co.	19,800	880,902
	Irwin Financial Corp.	249,300	5,135,580
	ITLA Capital Corp.	51,800	2,582,230
	Jefferson Bancshares, Inc.	949	12,356
*	Kent Financial Services, Inc.	50,712	114,102
	K-Fed Bancorp	3,312	46,368
*	KMG America Corp.	38,400	327,552
	KNBT Bancorp, Inc.	228,724	3,728,201
* #	LaBranche & Co., Inc.	166,500	2,154,510
*	Ladenburg Thalmann Financial Services, Inc.	67,599	83,823
	Lakeland Bancorp, Inc.	19,692	275,097
	Lakeland Financial Corp.	3,392	77,134
	Leesport Financial Corp.	919	21,054
*	Legacy Bancorp, Inc.	4,710	70,650
	Lincoln Bancorp	100	1,825
	LNB Bancorp, Inc.	13,195	242,656
	LSB Bancshares, Inc.	36,741	661,132
	LSB Corp.	16,200	270,540
	LSB Financial Corp.	200	5,523
	Macatawa Bank Corp.	92,615	2,991,473
	Main Street Banks, Inc.	169,716	4,663,796
	MainSource Financial Group, Inc.	1,117	18,989
* #	MarketAxess Holdings, Inc.	14,600	159,870
*	Marlin Business Services, Inc.	100,774	2,130,362
	MASSBANK Corp.	32,024	1,053,269
	Mayflower Co-Op Bank Middleboro	450	5,906
	MBT Financial Corp.	136,322	2,224,775
	MCG Capital Corp.	24,600	386,958
*	Meadowbrook Insurance Group, Inc.	236,200	1,790,396
	Medallion Financial Corp.	154,300	2,010,529
#	Mercantile Bancorp, Inc.	135	8,653
	Mercantile Bank Corp.	5,436	218,527
*	Mercer Insurance Group, Inc.	18,856	352,419
	Merchants Bancshares, Inc.	49,218	1,197,228
	Merchants Group, Inc.	15,700	463,150
	Merrill Merchants Bancshares, Inc.	1,942	46,430

15

	Meta Financial Group, Inc.	16,500	371,250
	MetroCorp Bancshares, Inc.	26,300	804,780
	MFB Corp.	8,500	249,305
	MicroFinancial, Inc.	35,900	124,932
	Mid Penn Bancorp, Inc.	1,161	29,199
	Midland Co.	90,900	3,608,730
	MidSouth Bancorp, Inc.	2,548	71,395
	Mid-State Bancshares	199,487	5,274,436
	Midwest Banc Holdings, Inc.	191,763	4,274,397
	MidWestOne Financial Group, Inc.	693	13,340
	Monroe Bancorp	1,575	24,727
	MutualFirst Financial, Inc.	3,200	64,704
	Nara Bancorp, Inc.	158,679	3,078,373
	National Security Group, Inc.	12,600	207,900
	National Western Life Insurance Co. Class A	2,600	587,548
*	Navigators Group, Inc.	145,998	6,018,038
	NBC Capital Corp.	1,201	24,140
	NBT Bancorp, Inc.	285,672	6,299,068
	NetBank, Inc.	112,237	708,215
	New Hampshire Thrift Bancshares, Inc.	3,200	51,200
	NewMil Bancorp, Inc.	44,100	1,734,894
*	Newtek Business Services, Inc.	240,727	450,159
	North Bay Bancorp	1,575	45,426
	North Central Bancshares, Inc.	17,500	690,462
	North Valley Bancorp	3,000	51,000
	Northeast Bancorp	12,600	265,860
*	Northern Empire Bancshares	10,384	237,690
	Northrim BanCorp, Inc.	35,440	890,969
	Northway Financial, Inc.	200	7,480
	Norwood Financial Corp.	105	3,349
	NYMAGIC, Inc.	71,700	2,276,475
	Oak Hill Financial, Inc.	17,278	478,082
	OceanFirst Financial Corp.	112,591	2,452,232
*	Ocwen Financial Corp.	554,803	6,291,466
	Ohio Valley Banc Corp.	300	7,566
	Old Second Bancorp, Inc.	15,800	475,896
#	Omega Financial Corp.	105,266	3,367,459
	PAB Bankshares, Inc.	3,735	72,608
	Pacific Continental Corp.	6,408	107,398
*	Pacific Mercantile Bancorp	84,774	1,547,125
*	Pacific Premier Bancorp, Inc.	24,817	285,395
	Pamrapo Bancorp, Inc.	37,800	756,000
	Park Bancorp, Inc.	800	26,072
	Parkvale Financial Corp.	50,395	1,446,336
	Partners Trust Financial Group, Inc.	424,019	4,838,057
	PAULA Financial	49,300	123,250
	Peapack-Gladstone Financial Corp.	23,400	569,556
*	Penn Treaty American Corp.	181,450	1,473,374
	Pennfed Financial Services, Inc.	120,200	2,208,074
	Penns Woods Bancorp, Inc.	432	16,563
*	Pennsylvania Commerce Bancorp, Inc.	800	22,056
	Peoples Bancorp, Inc. IN	1,100	22,423
	Peoples Bancorp, Inc. OH	87,816	2,501,000
	Peoples Community Bancorp	300	5,970
	PFF Bancorp, Inc.	182,300	6,198,200

16

*	Pico Holdings, Inc.	116,690	3,967,460
	Pinnacle Bancshares, Inc.	1,500	21,097
*	Pinnacle Financial Partners, Inc.	130,535	3,673,255
	Placer Sierra Bancshares	5,200	124,956
*	PMA Capital Corp. Class A	282,456	2,923,420
	Pocahontas Bancorp, Inc.	51,900	657,832
*	Portfolio Recovery Associates, Inc.	138,728	6,835,129
*	Premier Financial Bancorp, Inc.	6,805	103,844
	Presidential Life Corp.	226,349	5,660,988
	Princeton National Bancorp, Inc.	835	28,064
	ProCentury Corp.	57,546	737,164
	Prosperity Bancshares, Inc.	114,861	3,708,862
	Providence Community Bancshares, Inc.	467	8,198
	Provident Financial Holdings, Inc.	72,400	2,017,788
	Provident New York Bancorp	375,184	4,847,377
*	PSB Bancorp, Inc.	11,000	132,440
	Pulaski Financial Corp.	73,251	1,218,164
	Rainier Pacific Financial Group, Inc.	31,747	557,477
	Renasant Corp.	74,087	2,802,711
	Republic Bancorp, Inc. Class A	99,696	2,040,777
*	Republic First Bancorp, Inc.	61,616	834,897
	Resource America, Inc.	168,780	3,122,430
*	Rewards Network, Inc.	230,450	1,935,780
	Riverview Bancorp, Inc.	35,700	870,366
	Rome Bancorp, Inc.	38,016	490,406
	Royal Bancshares of Pennsylvania, Inc. Class A	16,400	373,100
*	RTW, Inc.	46,750	519,392
	Rurban Financial Corp.	110	1,292
	S.Y. Bancorp, Inc.	5,670	146,513
	Sanders Morris Harris Group, Inc.	166,786	2,576,844
	Sandy Spring Bancorp, Inc.	130,164	4,572,661
	SCBT Financial Corp.	9,153	309,280
*	SCPIE Holdings, Inc.	32,300	758,727
*	Seabright Insurance Holdings	152,500	2,415,600
	Seacoast Banking Corp. of Florida	150,379	4,239,184
	Security Bank Corp.	4,640	102,730
	Shore Financial Corp.	60	1,018
*	Siebert Financial Corp.	42,300	114,210
#	Sierra Bancorp	5,050	131,754
	Simmons First National Corp. Class A	126,724	3,345,514
	Sound Federal Bancorp, Inc.	108,828	2,250,563
#	South Street Financial Corp.	500	4,650
*	Southcoast Financial Corp.	9,472	207,437
	Southern Community Financial Corp.	14,500	141,085
	SouthFirst Bancshares, Inc.	100	1,302
	Southside Bancshares, Inc.	18,637	364,540
	Southwest Bancorp, Inc.	123,931	2,975,583
	Southwest Georgia Financial Corp.	552	12,227
*	Standard Management Corp.	68,815	28,214
	State Bancorp, Inc.	5,289	85,470
	Sterling Bancorp	314,128	5,795,662
	Sterling Bancshares, Inc.	394,957	6,749,815
	Sterling Financial Corp. (PA)	12,028	256,076
	Stewart Information Services Corp.	52,200	1,984,122
*	Stifel Financial Corp.	97,892	3,633,751

17

	Suffolk Bancorp	89,554	2,744,830
	Summit Bancshares, Inc.	96,622	1,952,731
	Summit Bank Corp.	15,024	229,116
* #	Sun American Bancorp	19,300	103,255
*	Sun Bancorp, Inc.	174,143	2,951,724
*	Superior Bancorp	175,801	2,016,437
	Sussex Bancorp	2,200	32,010
	SWS Group, Inc.	70,349	1,634,207
	Synergy Financial Group, Inc.	27,719	406,638
	Taylor Capital Group, Inc.	29,417	1,209,921
	Teche Holding Co.	2,706	117,846
*	Temecula Valley Bancorp, Inc.	3,450	74,347
*	Texas Capital Bancshares, Inc.	33,900	778,005
	Texas United Bancshares, Inc.	481	11,544
	TF Financial Corp.	13,944	401,448
*	The Bancorp, Inc.	113,304	2,601,460
*	The Enstar Group, Inc.	2,522	207,863
	The Savannah Bancorp, Inc.	1,200	44,700
	TIB Financial Corp.	944	30,114
	TierOne Corp.	159,724	5,238,947
	Timberland Bancorp, Inc.	36,300	1,118,040
	Tompkins County Trustco, Inc.	46,912	1,921,516
	Tower Financial Corp.	360	6,878
	Tower Group, Inc.	82,900	2,570,729
*	Tradestation Group, Inc.	382,038	5,314,149
* #	Trenwick Group, Ltd.	12,662	9
*	Triad Guaranty, Inc.	75,414	4,082,160
	Trico Bancshares	138,232	3,744,705
*	Unico American Corp.	114,100	1,340,675
	Union Bankshares Corp.	63,495	2,506,148
	Union Bankshares, Inc.	800	16,960
*	United America Indemnity, Ltd.	79,809	1,814,059
	United Bancshares, Inc.	800	12,416
	United Community Financial Corp.	273,402	3,146,857
	United Financial Corp.	3,900	85,683
*	United PanAm Financial Corp.	142,747	4,019,756
#	United Security Bancshares	15,306	346,681
	Unity Bancorp, Inc.	16,785	303,641
	Univest Corporation of Pennsylvania	30,639	803,661
	USB Holding Co., Inc.	86,086	1,997,215
	Vail Banks, Inc.	100	1,605
*	Valley Bancorp	8,104	317,353
*	Vesta Insurance Group, Inc.	256,100	23,049
	Vineyard National Bancorp Co.	9,500	243,960
*	Virginia Commerce Bancorp, Inc.	185,412	4,772,505
	Virginia Financial Group, Inc.	2,700	105,732
	Wainwright Bank & Trust Co.	1,167	12,960
	Washington Banking Co.	23,128	439,432
*	Washington Savings Bank, FSB	43,368	372,965
	Washington Trust Bancorp, Inc.	117,560	3,051,858
	Wayne Savings Bancshares, Inc.	198	2,992
	Wesbanco, Inc.	192,520	5,787,151
	West Bancorporation	146,933	2,469,944
	West Coast Bancorp	129,745	3,527,767
	Westbank Corp.	10,463	171,070

18

	Western Sierra Bancorp	10,562	447,301
	Westfield Financial, Inc.	4,757	114,120
	Westwood Holdings Group, Inc.	8,301	153,568
	Willow Grove Bancorp, Inc.	123,346	2,066,045
	Wilshire Bancorp, Inc.	251,921	4,456,482
*	World Acceptance Corp.	177,000	5,694,090
	WSFS Financial Corp.	12,200	747,982
	WVS Financial Corp.	500	8,510
	Yardville National Bancorp	96,109	3,537,772
	Ziegler Companies, Inc.	4,200	103,950
Total Financials			636,048,806

Health Care — (14.6%)
*	A.D.A.M., Inc.	5,100	33,864
*	Abaxis, Inc.	157,500	2,690,100
*	Abiomed, Inc.	233,189	3,124,733
* #	Able Laboratories, Inc.	106,239	7,755
*	Acacia Research-CombiMatrix	195,451	367,448
*	Acadia Pharmaceuticals, Inc.	246,404	2,552,745
* #	Accelr8 Technology Corp.	10,362	30,153
*	Accelrys, Inc.	220,300	1,579,551
*	Access Pharmaceuticals, Inc.	76,000	17,100
*	Acusphere, Inc.	192,395	1,065,868
*	Adolor Corp.	234,018	5,469,001
*	Advanced Magnetics, Inc.	94,800	2,475,228
*	Advancis Pharmaceutical Corp.	182,670	593,677
* #	ADVENTRX Pharmaceuticals, Inc.	598,100	2,595,754
*	Air Methods Corp.	97,280	2,183,936
* #	Akorn, Inc.	378,200	1,516,582
#	Aksys, Ltd.	202,580	168,141
*	Albany Molecular Research, Inc.	260,040	2,681,012
* #	Align Technology, Inc.	548,519	4,053,555
*	Alliance Imaging, Inc.	364,600	2,114,680
*	Allied Healthcare International, Inc.	247,600	945,832
*	Allied Healthcare Products, Inc.	65,800	398,090
*	Allos Therapeutics, Inc.	462,688	1,480,602
*	Allscripts Healthcare Solutions, Inc.	356,418	6,215,930
*	Almost Family, Inc.	11,500	286,120
*	Alnylam Pharmaceuticals, Inc.	280,773	4,152,633
*	Alteon, Inc.	220,900	44,180
* #	Amedisys, Inc.	139,047	4,970,930
*	America Services Group, Inc.	78,250	1,072,025
*	American Caresource Holding, Inc.	204	775
*	American Claims Evaluation, Inc.	3,100	6,324
*	American Dental Partners, Inc.	93,900	1,301,454
*	American Retirement Corp.	243,341	7,838,014
	American Shared Hospital Services	34,181	218,758
*	AMICAS, Inc.	424,814	1,512,338
*	AMN Healthcare Services, Inc.	258,400	5,085,312
*	Amsurg Corp.	249,484	6,010,070
	Analogic Corp.	119,909	6,850,401
*	Angeion Corp.	1,294	6,496
*	AngioDynamics, Inc.	83,311	2,332,708
*	Anika Therapeutics, Inc.	92,420	972,258
* #	Antigenics, Inc.	396,678	944,094

19

*	AP Pharma, Inc.	193,400	336,516
* #	Aphton Corp.	251,671	10,067
*	Applied Imaging Corp.	10,350	19,147
*	Aradigm Corp.	29,208	44,104
*	Arena Pharmaceuticals, Inc.	393,660	5,369,522
	Argonaut Technologies, Inc.	38,048	12,175
*	Ariad Pharmaceuticals, Inc.	511,548	2,624,241
*	Arqule, Inc.	292,915	1,581,741
*	Array BioPharma, Inc.	343,147	2,525,562
	Arrhythmia Research Technology, Inc.	18,975	207,017
*	Aspect Medical Systems, Inc.	191,700	3,761,154
* #	AtheroGenics, Inc.	335,631	4,460,536
	Atrion Corp.	15,807	1,138,104
*	ATS Medical, Inc.	94,000	266,020
*	Auxilium Pharmaceuticals, Inc.	85,500	710,505
* #	AVANIR Pharmaceuticals Class A	257,075	2,516,764
*	Avant Immunotherapeutics, Inc.	539,991	901,785
* #	AVI BioPharma, Inc.	455,199	2,071,155
*	Avigen, Inc.	177,750	997,177
* #	AXM Pharma, Inc.	102,100	37,777
*	Barrier Therapeutics, Inc.	200,361	1,186,137
* #	Bentley Pharmaceuticals, Inc.	192,250	2,266,627
*	Bioanalytical Systems, Inc.	11,300	70,625
* #	BioCryst Pharmaceuticals, Inc.	254,100	3,366,825
*	Bioenvision, Inc.	351,558	2,032,005
*	Bio-Imaging Technologies, Inc.	98,126	381,710
#	BioLase Technology, Inc.	190,939	1,420,586
* #	BioMarin Pharmaceutical, Inc.	516,231	6,705,841
*	Bio-Reference Laboratories, Inc.	113,757	2,130,669
*	BioSante Pharmaceuticals, Inc.	168,000	546,000
*	BioScrip, Inc.	327,846	1,819,545
*	BioSpecifics Technologies Corp.	5,100	4,386
*	BioSphere Medical, Inc.	144,724	817,691
* #	BioTime, Inc.	2,700	729
*	Bioveris Corp.	9,200	61,180
*	Bovie Medical Corp.	63,825	253,385
* #	Bradley Pharmaceuticals, Inc.	145,449	1,882,110
*	BriteSmile, Inc.	3,800	5,358
*	Bruker BioSciences Corp.	778,461	4,507,289
*	BSD Medical Corp.	30,400	176,928
*	Caliper Life Sciences, Inc.	290,695	1,494,172
	Cambrex Corp.	232,100	4,688,420
*	Candela Corp.	204,802	3,526,690
*	Cantel Medical Corp.	136,234	1,881,392
*	Capital Senior Living Corp.	204,900	2,253,900
*	Caprius, Inc.	100	101
*	Caraco Pharmaceutical Laboratories, Ltd.	233,550	2,505,991
*	Cardiac Science Corp.	100,814	886,155
*	CardioDynamics International Corp.	326,305	443,775
*	Cardiotech International, Inc.	174,860	412,670
*	CareCentric, Inc.	33,815	50,722
* #	Cell Genesys, Inc.	402,669	2,492,521
* #	Cell Therapeutics, Inc.	475,279	670,143
*	Cellegy Pharmaceuticals, Inc.	173,900	121,730
*	Cepheid, Inc.	432,595	4,187,520

20

*	Cerus Corp.	224,831	1,854,856
*	Chad Therapeutics, Inc.	24,500	64,435
*	Cholestech Corp.	130,600	1,789,220
*	Ciphergen Biosystems, Inc.	199,606	229,547
* #	Clarient, Inc.	44,200	40,222
* #	Clinical Data, Inc.	14,108	261,280
	CNS, Inc.	140,800	3,211,648
*	Collagenex Pharmaceuticals, Inc.	152,900	1,902,076
*	Columbia Laboratories, Inc.	369,063	1,391,368
	Computer Programs & Systems, Inc.	93,393	3,752,531
*	Conceptus, Inc.	255,872	3,405,656
*	Connetics Corp.	311,210	3,656,717
*	Corautus Genetics, Inc.	3,614	3,000
*	Corcept Therapeutics, Inc.	190,800	910,116
*	Corgentech, Inc.	32,435	240,343
* #	Cortex Pharmaceuticals, Inc.	288,640	917,875
*	Corvel Corp.	47,472	1,126,511
*	Cotherix, Inc.	110,900	872,783
* #	Critical Therapeutics, Inc.	193,963	911,626
*	Criticare Systems, Inc.	105,200	498,648
*	Cross Country Healthcare, Inc.	284,354	5,013,161
*	CryoLife, Inc.	208,150	938,756
*	CuraGen Corp.	491,744	1,853,875
* #	Curative Health Services, Inc.	115,100	2,129
*	Curis, Inc.	404,216	634,619
*	Cutera, Inc.	104,149	1,717,417
*	Cypress Bioscience, Inc.	274,482	1,891,181
*	Cytogen Corp.	175,882	585,687
*	Cytomedix, Inc.	13,900	36,835
*	CytRx Corp.	6,400	8,506
	Datascope Corp.	130,262	4,469,289
*	Daxor Corp.	46,300	787,100
*	Del Global Technologies Corp.	78,521	215,933
*	Dendreon Corp.	596,449	2,624,376
*	Dendrite International, Inc.	382,080	3,885,754
*	DepoMed, Inc.	358,450	2,053,918
*	Dialysis Corporation of America	30,600	374,850
*	Digene Corp.	190,663	7,126,983
* #	Discovery Laboratories, Inc.	507,471	1,131,660
*	Discovery Partners International, Inc.	209,433	521,488
*	Diversa Corp.	395,334	3,704,280
*	DJ Orthopedics, Inc.	190,200	7,294,170
*	DOV Pharmaceutical, Inc.	200,823	620,543
* #	Durect Corp.	522,070	2,453,729
* #	DUSA Pharmaceuticals, Inc.	149,035	882,287
*	Dyax Corp.	378,675	1,420,031
* #	Dynacq Healthcare, Inc.	67,234	111,272
*	Dynavax Technologies Corp.	101,390	427,866
* #	Elite Pharmaceuticals, Inc.	150,200	330,440
*	Embrex, Inc.	120,100	1,241,834
*	Emeritus Corp.	146,400	3,146,136
* #	Emisphere Technologies, Inc.	205,628	2,004,873
*	Encision, Inc.	2,800	8,400
*	Encore Medical Corp.	610,121	3,038,403
*	Encysive Pharmaceuticals, Inc.	465,306	2,024,081

21

*	Endocare, Inc.	71,300	220,317
*	Endologix, Inc.	319,152	1,145,756
*	Enpath Medical, Inc.	29,734	309,234
* #	Entremed, Inc.	493,456	858,613
*	Enzo Biochem, Inc.	248,363	2,570,557
*	Enzon Pharmaceuticals, Inc.	95,400	710,730
*	EP Medsystems, Inc.	193,300	411,729
* #	Epicept Corp.	35,693	95,657
*	EPIX Pharmaceuticals, Inc.	195,231	698,927
* #	eResearch Technology, Inc.	435,053	3,967,683
*	etrials Worldwide, Inc.	17,064	83,272
* #	ev3, Inc.	119,990	1,743,455
*	Exact Sciences Corp.	231,683	567,623
*	Exactech, Inc.	77,100	1,026,201
*	Exelixis, Inc.	612,673	6,647,502
*	E-Z-EM, Inc.	95,424	1,469,530
*	First Horizon Pharmaceutical Corp.	296,776	6,264,941
*	Five Star Quality Care, Inc.	245,250	2,697,750
*	Genaera Corp.	178,100	177,209
*	Gene Logic, Inc.	259,660	633,570
*	Genesis HealthCare Corp.	7,149	336,503
* #	Genitope Corp.	297,295	2,134,578
*	Genta, Inc.	846,721	1,447,893
*	Gentiva Health Services, Inc.	223,634	3,884,523
*	GenVec, Inc.	312,609	597,083
* #	Geron Corp.	563,904	3,924,772
*	Greatbatch, Inc.	190,500	4,322,445
*	GTC Biotherapeutics, Inc.	145,853	145,853
*	GTx, Inc.	72,900	629,127
*	Halozyme Therapeutics, Inc.	29,200	71,832
*	Hana Biosciences, Inc.	700	6,202
*	Hanger Orthopedic Group, Inc.	178,800	1,400,004
*	Harvard Bioscience, Inc.	269,311	1,131,106
*	HealthAxis, Inc.	5,710	6,224
*	HealthStream, Inc.	139,058	529,811
*	HealthTronics, Inc.	293,105	2,163,115
* #	Hemispherx Biopharma, Inc.	507,000	1,368,900
*	Hi-Tech Pharmacal Co., Inc.	108,675	2,153,938
*	HMS Holdings Corp.	176,900	1,705,316
*	Hollis-Eden Pharmaceuticals, Inc.	203,368	965,998
	Hooper Holmes, Inc.	547,400	1,647,674
*	Horizon Health Corp.	128,350	2,718,453
*	Icagen, Inc.	19,600	120,540
*	ICU Medical, Inc.	122,126	5,064,565
*	IDM Pharma, Inc.	13,980	55,081
*	I-Flow Corp.	195,240	2,485,405
*	Illumina, Inc.	277,770	7,591,454
* #	Immtech International, Inc.	91,264	618,770
*	Immunicon Corp.	107,150	542,822
*	ImmunoGen, Inc.	348,229	1,271,036
* #	Immunomedics, Inc.	488,808	1,358,886
*	IMPATH Bankruptcy Liquidating Trust	70,200	133,029
* #	Implant Sciences Corp.	95,100	369,939
*	Incyte Corp.	695,107	2,898,596
*	Indevus Pharmaceuticals, Inc.	416,932	2,072,152

22

*	Inhibitex, Inc.	97,500	188,175
*	Innovative Clinical Solutions, Ltd.	610	2
* #	Inovio Biomedical Corp.	45,868	109,625
* #	Insite Vision, Inc.	179,500	416,440
*	Insmed, Inc.	462,593	772,530
*	Inspire Pharmaceuticals, Inc.	336,570	1,608,805
*	IntegraMed America, Inc.	45,048	547,333
* #	Interleukin Genetics, Inc.	40,200	228,738
* #	Intermagnetics General Corp.	29,277	681,276
* #	InterMune, Inc.	289,020	4,583,857
* #	Interpharm Holdings, Inc.	139,900	181,870
*	IntraBiotics Pharmaceuticals, Inc.	50,457	181,141
*	IntraLase Corp.	40,600	777,490
* #	Introgen Therapeutics, Inc.	315,948	1,570,262
* #	Inverness Medical Innovations, Inc.	2,955	85,252
*	Iomed, Inc.	62,800	139,416
*	Iridex Corp.	66,215	688,636
*	IRIS International, Inc.	150,250	2,136,555
*	Isis Pharmaceuticals, Inc.	638,288	4,991,412
* #	Isolagen, Inc.	298,400	534,136
*	Ista Pharmaceuticals, Inc.	226,633	1,341,667
* #	I-Trax, Inc.	304,700	971,993
*	IVAX Diagnostics, Inc.	47,200	97,232
*	iVow, Inc.	1,935	4,857
*	Kendle International, Inc.	123,600	4,007,112
*	Kensey Nash Corp.	122,700	3,613,515
*	Keryx Biopharmaceuticals, Inc.	327,994	4,690,314
	Kewaunee Scientific Corp.	19,400	174,406
*	Kosan Biosciences, Inc.	259,502	1,159,974
* #	La Jolla Pharmaceutical Co.	197,304	741,863
*	Lannet Co., Inc.	200,370	1,204,224
* #	Large Scale Biology Corp.	148	148
* #	Laserscope, Inc.	185,250	3,927,300
*	Lectec Corp.	18,837	8,006
*	Lexicon Genetics, Inc.	567,905	2,839,525
*	Lifecell Corp.	289,385	7,813,395
*	Lifecore Biomedical, Inc.	116,800	1,752,000
*	Ligand Pharmaceuticals, Inc. Class B	39,100	428,145
*	Lipid Sciences, Inc.	188,800	290,752
*	Luminex Corp.	279,613	4,557,692
* #	Mannkind Corp.	11,503	219,017
*	Matria Healthcare, Inc.	166,212	4,796,878
* #	Matritech, Inc.	234,500	269,675
*	Matrixx Initiatives, Inc.	91,900	1,371,148
*	Maxygen, Inc.	282,602	2,187,339
*	MedCath Corp.	148,538	2,314,222
* #	Med-Design Corp.	40,420	18,593
*	Medical Action Industries, Inc.	92,400	2,121,504
*	Medical Staffing Network Holdings, Inc.	219,000	1,042,440
*	MEDTOX Scientific, Inc.	74,672	754,187
*	Memory Pharmaceuticals Corp.	138,524	239,647
*	Memry Corp.	239,300	610,215
* #	Merge Technologies, Inc.	183,553	2,332,959
	Meridian Bioscience, Inc.	229,350	5,456,236
*	Merit Medical Systems, Inc.	219,806	2,516,779

23

*	Metabasis Therapeutics, Inc.	102,378	806,739
*	Metropolitan Health Networks, Inc.	383,900	978,945
* #	MicroIslet, Inc.	57,900	101,325
*	Micromet, Inc.	80,866	376,027
*	Microtek Medical Holdings, Inc.	377,345	1,396,177
*	Milestone Scientific, Inc.	27,100	26,558
*	Molecular Devices Corp.	145,166	4,172,071
*	Molina Healthcare, Inc.	49,200	1,860,744
* #	Momenta Pharmaceuticals, Inc.	123,718	1,761,744
*	Monogram Biosciences, Inc.	789,657	1,468,762
*	MTS Medication Technologies	1,200	7,200
* #	Nabi Biopharmaceuticals	493,965	2,899,575
* #	Nanogen, Inc.	341,867	728,177
* #	Nastech Pharmaceutical Co., Inc.	181,720	2,542,263
*	National Dentex Corp.	41,100	881,184
	National Healthcare Corp.	9,400	416,890
	National Home Health Care Corp.	24,566	246,397
*	National Medical Health Card Systems, Inc.	45,121	536,940
	National Research Corp.	53,500	1,163,625
*	Natus Medical, Inc.	157,941	1,969,524
*	Neogen Corp.	73,157	1,492,403
* #	Neopharm, Inc.	204,032	1,148,700
*	NeoRx Corp.	99	119
*	Neose Technologies, Inc.	288,447	879,763
*	Neurobiological Technologies, Inc.	14,600	47,158
*	Neurogen Corp.	305,732	1,672,354
*	Neurometric, Inc.	107,872	3,143,390
*	New Brunswick Scientific Co., Inc.	77,405	630,077
*	NitroMed, Inc.	185,853	760,139
*	NMT Medical, Inc.	109,300	1,306,135
* #	North American Scientific, Inc.	107,400	207,282
* #	Northfield Laboratories, Inc.	230,132	2,117,214
*	NovaMed, Inc.	193,847	1,380,191
* #	Novavax, Inc.	439,939	2,230,491
*	Noven Pharmaceuticals, Inc.	207,639	3,637,835
*	Novoste Corp.	19,302	54,528
*	NPS Pharmaceuticals, Inc.	406,275	2,250,764
*	Nutraceutical International Corp.	99,877	1,623,001
* #	Nutrition 21, Inc.	1,085	2,083
*	NuVasive, Inc.	271,094	4,454,074
*	Nuvelo, Inc.	403,661	6,603,894
	NWH, Inc.	14,700	261,807
* #	OCA, Inc.	340,700	35,774
* #	Occulogix, Inc.	49,200	109,716
*	Odyssey Healthcare, Inc.	302,633	4,935,944
*	Omnicell, Inc.	231,951	3,105,824
*	Optical Sensors, Inc.	1,133	2,436
	Option Care, Inc.	289,613	3,263,939
*	OraSure Technologies, Inc.	400,576	3,497,028
*	Orchid Cellmark, Inc.	173,715	679,226
*	Orthologic Corp.	336,100	520,955
* #	Oscient Pharmaceutical Corp.	582,501	733,951
*	Osteotech, Inc.	151,125	680,063
*	Oxigene, Inc.	187,462	738,600
* #	Pain Therapeutics, Inc.	387,164	3,290,894

24

* #	PainCare Holdings, Inc.	409,400	564,972
* #	Palatin Technologies, Inc.	521,137	1,209,038
*	Palomar Medical Technologies, Inc.	150,071	6,697,669
*	Panacos Pharmaceuticals, Inc.	428,366	2,698,706
*	Parexel International Corp.	233,706	6,707,362
*	Patient Infosystems, Inc.	408	469
*	PDI, Inc.	112,894	1,552,293
*	Pediatric Services of America, Inc.	61,800	809,580
*	Penwest Pharmaceuticals Co.	193,234	3,737,146
*	Pharmacopia Drug Discovery, Inc.	103,050	510,098
*	Pharmacyclics, Inc.	163,254	654,649
* #	Pharmanetics, Inc.	1,500	495
*	Pharmion Corp.	138,450	2,715,005
*	PhotoMedex, Inc.	344,874	558,696
*	Point Therapeutics, Inc.	5,640	16,525
*	Possis Medical, Inc.	159,600	1,283,184
*	Pozen, Inc.	255,196	3,572,744
*	PRAECIS Pharmaceuticals, Inc.	87,220	465,755
* #	Premier Laser Systems, Inc. Class A	16,400	16
*	Progenics Pharmaceuticals, Inc.	216,488	4,591,710
*	Providence Service Corp.	95,517	2,979,175
*	ProxyMed, Inc.	106,210	780,644
	Psychemedics Corp.	49,039	827,288
*	QuadraMed Corp.	224,437	457,851
*	Questcor Pharmaceuticals, Inc.	124,400	230,140
*	Quidel Corp.	292,800	2,761,104
*	Quigley Corp.	69,995	653,333
*	Radiation Therapy Services, Inc.	196,336	4,765,075
*	Radiologix, Inc.	176,100	420,879
*	Regeneration Technologies, Inc.	256,683	1,819,882
*	Regeneron Pharmaceuticals, Inc.	452,587	5,856,476
*	RegeneRx Biopharmaceuticals, Inc.	9,400	26,226
*	RehabCare Group, Inc.	118,700	2,002,469
* #	Renovis, Inc.	255,645	4,167,014
*	Repligen Corp.	266,100	814,266
*	Res-Care, Inc.	235,177	4,668,263
*	Retractable Technologies, Inc.	15,000	50,250
*	Rigel Pharmaceuticals, Inc.	194,036	1,907,374
*	Rita Medical Systems, Inc.	361,144	1,321,787
*	Rochester Medical Corp.	48,420	706,932
*	Rural/Metro Corp.	110,300	786,439
*	Salix Pharmaceuticals, Ltd.	1,650	19,932
*	Sangamo BioSciences, Inc.	254,532	1,934,443
* #	Santarus, Inc.	388,139	2,705,329
*	Savient Pharmaceuticals, Inc.	503,878	2,897,299
*	Schick Technologies, Inc.	135,941	5,724,476
*	SciClone Pharmaceuticals, Inc.	383,250	862,313
* #	SCOLR Pharma, Inc.	84,300	414,756
*	Seattle Genetics, Inc.	372,940	1,547,701
*	Senesco Technologies, Inc.	39,100	60,214
*	Senomyx, Inc.	247,363	3,950,387
*	Sequenom, Inc.	130,880	85,072
*	SeraCare Life Sciences, Inc.	98,258	564,984
*	Serologicals Corp.	235,506	7,340,722
* #	SFBC International, Inc.	136,782	2,126,960

25

*	Signalife, Inc.	6,300	15,435
* #	Sirna Therapeutics, Inc.	518,060	3,118,721
* #	Solexa, Inc.	203,043	1,837,539
*	Sonic Innovations, Inc.	181,872	885,717
*	SonoSite, Inc.	138,870	5,107,639
*	Sonus Pharmaceuticals, Inc.	192,175	1,043,510
	Span-American Medical System, Inc.	36,600	409,554
*	Spectranetics Corp.	230,402	2,986,010
*	Spectrum Pharmaceuticals, Inc.	196,568	774,478
*	SRI/Surgical Express, Inc.	38,700	198,918
* #	Staar Surgical Co.	218,175	1,885,032
* #	StemCells, Inc.	17,500	38,850
*	Stereotaxis, Inc.	67,000	657,270
	Stratagene Corp.	67,744	447,110
*	Strategic Diagnostics, Inc.	165,700	513,670
*	Sun Healthcare Group, Inc.	239,953	1,970,014
*	SunLink Health Systems, Inc.	33,465	327,288
* #	SuperGen, Inc.	438,456	1,841,515
* #	SurModics, Inc.	159,598	6,209,958
*	Symbion, Inc.	189,394	4,155,304
*	Synovis Life Technologies, Inc.	102,000	994,500
* #	Tanox, Inc.	363,912	5,200,302
*	Theragenics Corp.	269,200	912,588
*	Third Wave Technologies, Inc.	343,644	893,474
*	Thoratec Corp.	102,143	1,447,366
*	Threshold Pharmaceuticals, Inc.	250,900	1,028,690
*	Titan Pharmaceuticals, Inc.	291,900	577,962
*	TLC Vision Corp.	125,065	705,367
*	Trestle Holdings, Inc.	1,340	295
*	Trimeris, Inc.	193,054	2,081,122
*	TriPath Imaging, Inc.	323,298	2,311,581
*	Tripos, Inc.	47,700	121,253
*	TriZetto Group, Inc.	371,355	5,295,522
*	U.S. Physical Therapy, Inc.	105,273	1,582,253
*	Urologix, Inc.	108,800	387,328
	Utah Medical Products, Inc.	53,100	1,601,496
*	Vascular Solutions, Inc.	124,173	1,045,537
*	Vaxgen, Inc.	129,700	583,650
*	Ventiv Health, Inc.	243,217	7,184,630
*	Viasys Healthcare, Inc.	10,400	261,976
*	Vical, Inc.	248,541	1,603,089
*	Virbac Corp.	29,500	126,850
*	Vision-Sciences, Inc.	23,250	39,293
*	VistaCare, Inc.	136,021	1,879,810
*	Vital Images, Inc.	111,029	2,585,865
	Vital Signs, Inc.	114,885	5,746,548
*	Vivus, Inc.	361,635	1,580,345
*	Wright Medical Group, Inc.	112,789	2,549,031
*	Xenogen Corp.	500	1,555
	Young Innovations, Inc.	1,010	32,775
* #	Zevex International, Inc.	42,654	557,061
* #	Zila, Inc.	403,921	1,417,763
*	Zoll Medical Corp.	84,529	2,503,749
Total Health Care			718,589,279

26

Industrials — (14.0%)
*	3-D Systems Corp.	113,035	2,238,093
*	AAON, Inc.	141,725	3,305,027
* #	AAR Corp.	217,237	5,231,067
*	Ablest, Inc.	13,500	118,868
	Abrams Industries, Inc.	18,810	80,131
*	ABX Air, Inc.	195,438	1,317,252
*	Accuride Corp.	178,500	2,049,180
	Aceto Corp.	205,062	1,570,775
*	Active Power, Inc.	435,150	1,919,012
*	Aerosonic Corp.	34,700	308,136
*	AirNet Systems, Inc.	96,100	279,651
	Alamo Group, Inc.	78,200	1,700,068
*	Allied Defense Group, Inc.	51,640	1,108,194
*	Allied Holdings, Inc.	5,500	5,060
	Ambassadors International, Inc.	80,707	1,794,117
	American Ecology Corp.	156,398	3,970,945
*	American Locker Group, Inc.	32,200	170,660
* #	American Science & Engineering, Inc.	75,500	4,338,985
* #	American Superconductor Corp.	282,074	2,643,033
	American Woodmark Corp.	144,920	5,092,489
	Ameron International Corp.	73,400	4,204,352
*	Amistar Corp.	27,800	72,280
*	AML Communications, Inc.	61,500	71,955
	Ampco-Pittsburgh Corp.	81,300	2,671,518
	Amrep Corp.	63,610	2,656,354
	Angelica Corp.	49,300	947,053
*	APAC Customer Services, Inc.	352,418	761,223
	Apogee Enterprises, Inc.	246,500	3,697,500
	Applied Signal Technologies, Inc.	101,600	1,783,080
*	Argon ST, Inc.	189,008	5,388,618
* #	Arotech Corp.	37,300	9,791
	Art’s-Way Manufacturing Co., Inc.	100	704
*	Astec Industries, Inc.	184,383	6,368,589
*	Astronics Corp.	50,436	703,582
* #	ASV, Inc.	225,042	4,602,109
* #	ATA Holdings Corp.	152,521	0
*	Avalon Holding Corp. Class A	15,475	70,257
*	Axsys Technologies, Inc.	80,444	1,329,739
*	AZZ, Inc.	59,726	1,352,794
	Badger Meter, Inc.	129,000	7,120,800
*	Baker (Michael) Corp.	77,014	1,738,206
*	Baldwin Technology Co., Inc. Class A	131,900	725,450
*	Barrett Business Services, Inc.	92,700	2,308,230
	BlueLinx Holdings, Inc.	241,400	3,254,072
* #	BOLDER Technologies Corp.	40,300	4
	Bowne & Co., Inc.	252,968	3,668,036
*	BTU International, Inc.	78,200	1,205,062
*	Butler International, Inc.	69,690	177,711
	C&D Technologies, Inc.	214,200	1,413,720
*	Cannon Express, Inc.	50	0
* #	Capstone Turbine Corp.	905,071	2,760,467
	Cascade Corp.	116,650	4,386,040
*	Casella Waste Systems, Inc. Class A	211,356	3,297,154
*	Catalytica Energy Systems, Inc.	58,500	87,750

27

*	CBIZ, Inc.	645,723	5,327,215
*	CD&L, Inc.	88,500	154,875
	CDI Corp.	174,370	5,135,197
*	Celadon Group, Inc.	133,650	3,738,191
	Central Parking Corp.	282,132	4,037,309
*	Cenveo, Inc.	452,800	8,580,560
	CERBCO, Inc. Class A	3,500	2,065
	Champion Industries, Inc.	92,800	809,216
*	Channell Commercial Corp.	23,800	85,680
	Chase Corp.	24,200	347,270
	Chicago Rivet & Machine Co.	20,000	446,000
	CIRCOR International, Inc.	131,311	3,843,473
*	Clean Harbors, Inc.	167,615	6,082,748
*	Coinstar, Inc.	245,562	5,765,796
*	Columbus McKinnon Corp.	161,800	4,255,340
*	Comforce Corp.	108,466	321,059
	Comfort Systems USA, Inc.	352,900	4,587,700
*	Commercial Vehicle Group, Inc.	161,626	3,319,798
*	Competitive Technologies, Inc.	102,100	318,552
*	Compudyne Corp.	64,347	447,855
	CompX International, Inc.	9,500	148,200
*	COMSYS IT Partners, Inc.	22,494	308,393
*	Conrad Industries, Inc.	18,700	53,295
*	Consolidated Graphics, Inc.	121,000	6,163,740
*	Continental Airlines, Inc.	150,103	3,722,554
*	Cornell Companies, Inc.	106,200	1,677,960
*	Corrpro Companies, Inc.	42,775	30,370
*	Covanta Holding Corp.	1	12
*	Covenant Transport, Inc. Class A	91,000	1,192,100
*	CPI Aerostructures, Inc.	47,933	355,663
*	CRA International, Inc.	99,878	4,434,583
*	Cross (A.T.) Co. Class A	130,300	599,380
*	Crown Andersen, Inc.	10,900	2,507
	Cubic Corp.	236,250	4,429,688
* #	Delta Air Lines, Inc.	165,932	111,174
*	DHB Industries, Inc.	399,000	456,057
*	DiamondCluster International, Inc.	286,934	2,737,350
* #	Distributed Energy Systems Corp.	325,311	1,649,327
* #	Document Securities Systems, Inc.	109,161	926,777
*	Ducommun, Inc.	93,900	1,823,538
*	Duratek, Inc.	124,000	2,720,560
*	Dynamex, Inc.	97,808	1,931,708
#	Dynamic Materials Corp.	29,400	819,378
	Eastern Co.	33,900	747,495
	Ecology & Environment, Inc. Class A	13,900	141,780
	EDO Corp.	177,600	4,647,792
*	Electro Rent Corp.	223,362	3,685,473
	ElkCorp	177,600	5,106,000
* #	Encore Wire Corp.	219,225	8,372,203
*	EnerSys	93,700	1,316,485
*	ENGlobal Corp.	227,700	1,940,004
	Ennis, Inc.	223,200	4,356,864
* #	EnPro Industries, Inc.	187,000	6,500,120
*	Environmental Tectonics Corp.	59,600	318,860
	Espey Manufacturing & Electronics Corp.	41,000	729,800

28

*	Essex Corp.	188,290	3,424,995
*	Evercel, Inc.	2,566	2,361
* #	Evergreen Solar, Inc.	536,800	5,985,320
*	Exponent, Inc.	70,900	2,127,000
*	ExpressJet Holdings, Inc.	448,700	2,633,869
*	EXX, Inc. Class A	1,900	4,484
*	EXX, Inc. Class B	100	231
	Federal Signal Corp.	161,900	2,473,832
*	Fiberstars, Inc.	63,709	482,914
*	First Aviation Services, Inc.	1,700	7,936
*	First Consulting Group, Inc.	215,625	1,953,563
*	Flanders Corp.	251,600	2,553,740
*	Flow International Corp.	293,792	3,936,813
* #	FLYi, Inc.	1,195	13
*	Foster (L.B.) Co. Class A	120,700	2,882,316
* #	Frontier Airlines Holdings, Inc.	278,557	1,724,268
*	Frozen Food Express Industries, Inc.	161,875	1,633,319
* #	FuelCell Energy, Inc.	426,990	4,466,315
*	Gehl Co.	105,603	2,802,704
*	General Employment Enterprises, Inc.	17,700	27,966
*	Global Payment Technologies, Inc.	52,900	99,452
* #	Global Power Equipment Group, Inc.	337,800	1,185,678
	Gorman-Rupp Co.	94,025	2,183,261
*	GP Strategies Corp.	134,200	1,033,340
*	Graftech International, Ltd.	861,500	5,315,455
#	Graham Corp.	26,080	518,731
	Greenbrier Companies, Inc.	136,800	4,740,120
*	Griffon Corp.	264,650	7,182,601
	Hardinge, Inc.	83,500	1,189,875
*	Hawaiian Holdings, Inc.	588,481	2,265,652
*	Hawk Corp.	77,600	1,058,464
	Healthcare Services Group, Inc.	236,100	4,795,191
	Heico Corp.	85,610	2,623,947
	Heico Corp. Class A	95,181	2,563,224
*	Heidrick & Struggles International, Inc.	163,619	5,779,023
*	Henry Bros. Electronics, Inc.	26,714	151,736
*	Herley Industries, Inc.	127,372	2,409,878
*	Hirsch International Corp. Class A	4,550	5,892
	Hi-Shear Technology Corp.	45,750	425,018
*	Hub Group, Inc. Class A	79,494	3,761,656
*	Hudson Highland Group, Inc.	213,167	2,540,951
*	Hudson Technologies, Inc.	25,484	34,403
*	Hurco Companies, Inc.	55,800	1,580,256
*	Huttig Building Products, Inc.	142,000	910,220
*	ICT Group, Inc.	107,062	2,867,120
*	II-VI, Inc.	258,604	4,908,304
*	Industrial Distribution Group, Inc.	81,400	813,186
*	Infrasource Services, Inc.	348,800	6,417,920
*	Innotrac Corp.	156,400	359,720
*	Innovative Solutions & Support, Inc.	35,850	482,541
* #	Insituform Technologies, Inc. Class A	238,060	6,094,336
* #	Integrated Alarm Services Group, Inc.	34,023	126,906
* #	Integrated Electrical Services, Inc.	16,311	314,639
*	Interline Brands, Inc.	56,200	1,367,908
	International Aluminum Corp.	20,350	820,716

29

*	International Shipholding Corp.	51,200	671,232
	Interpool, Inc.	165,800	3,292,788
*	Intersections, Inc.	141,946	1,464,883
* #	Ionatron, Inc.	629,899	4,195,127
*	Jacuzzi Brands, Inc.	681,050	6,381,439
*	JPS Industries, Inc.	24,500	82,810
*	Kadant, Inc.	106,800	2,503,392
	Kaman Corp. Class A	210,335	3,912,231
*	Key Technology, Inc.	38,100	474,345
*	Kforce, Inc.	341,259	5,214,438
*	Korn/Ferry International	319,500	6,549,750
*	K-Tron International, Inc.	55,500	2,652,900
*	LaBarge, Inc.	211,950	2,808,338
*	Ladish Co., Inc.	121,900	4,801,641
	Lawson Products, Inc.	13,880	510,645
*	Layne Christensen Co.	159,000	4,308,900
*	Learning Tree International, Inc.	147,695	1,326,301
*	LECG Corp.	127,209	2,226,158
	Lindsay Manufacturer Co.	100,200	2,209,410
*	LMI Aerospace, Inc.	87,622	1,682,342
	LSI Industries, Inc.	260,130	3,823,911
*	Lydall, Inc.	141,300	1,280,178
*	Lynch Corp.	39,334	342,206
*	M&F Worldwide Corp.	168,000	2,654,400
*	Mac-Gray Corp.	116,200	1,500,142
*	Magnetek, Inc.	241,500	649,635
* #	MAIR Holdings, Inc.	151,940	875,174
*	Marten Transport, Ltd.	180,300	3,528,471
*	Maxco, Inc.	18,800	155,476
	McGrath Rentcorp.	213,071	5,657,035
* #	MCSi, Inc.	2,000	0
*	Meadow Valley Corp.	22,900	263,350
*	Media Sciences International, Inc.	6,400	30,080
* #	Medialink Worldwide, Inc.	51,600	206,400
*	Merrimac Industries, Inc.	14,365	135,031
*	Mesa Air Group, Inc.	331,800	3,178,644
	Met-Pro Corp.	195,848	2,450,058
*	MFRI, Inc.	42,800	445,548
* #	Microvision, Inc.	165,441	345,772
*	Middleby Corp.	97,100	8,673,943
* #	Midwest Air Group, Inc.	150,700	673,629
*	Milacron, Inc.	429,434	493,849
* #	Millennium Cell, Inc.	165,950	262,201
*	Miller Industries, Inc.	99,200	1,948,288
*	Misonix, Inc.	56,750	303,613
*	Mobile Mini, Inc.	219,382	6,877,626
*	Modtech Holdings, Inc.	135,474	1,272,101
*	Moore Handley, Inc.	1,500	9,375
*	MTC Technologies, Inc.	125,911	3,490,253
	Mueller (Paul) Co.	26,300	973,100
	Multi-Color Corp.	33,963	979,493
*	M-Wave, Inc.	2,600	1,976
*	Nashua Corp.	54,500	409,295
*	National Patent Development Corp.	109,400	156,442
*	National Technical Systems, Inc.	83,600	665,456

30

*	NCO Group, Inc.	283,114	7,448,729
*	North America Galvanizing & Coatings, Inc.	56,500	216,960
* #	Northwest Airlines Corp.	400,543	232,315
*	NuCo2, Inc.	134,813	3,604,900
*	Odyssey Marine Exploration, Inc.	375,800	905,678
*	Omega Flex, Inc.	115,650	2,071,292
*	On Assignment, Inc.	226,785	2,680,599
*	Orbit International Corp.	14,582	111,700
*	Orbital Sciences Corp.	487,000	7,300,130
	Outlook Group Corp.	36,600	485,682
*	P.A.M. Transportation Services, Inc.	60,952	1,632,904
*	Paragon Technologies, Inc.	39,425	375,326
*	Park-Ohio Holdings Corp.	125,525	2,195,432
*	Patrick Industries, Inc.	44,000	545,160
*	Patriot Transportation Holding, Inc.	31,700	2,786,113
*	Peerless Manufacturing Co.	19,700	432,807
*	Pemco Aviation Group, Inc.	250	3,730
*	Perini Corp.	224,900	5,523,544
*	Pinnacle Airlines Corp.	193,067	1,320,578
* #	Plug Power, Inc.	659,946	3,372,324
	Portec Rail Products, Inc.	50,000	686,400
*	Powell Industries, Inc.	58,618	1,321,836
*	Power-One, Inc.	749,698	4,603,146
*	PPT Vision, Inc.	11,750	6,815
	Preformed Line Products Co.	5,600	198,184
* #	PRG-Schultz International, Inc.	442,420	212,362
	Providence & Worcester Railroad Co.	11,400	193,344
#	PW Eagle, Inc.	96,036	2,697,651
*	Quality Distribution, Inc.	158,113	2,158,242
	Quipp, Inc.	14,300	142,857
	Quixote Corp.	76,872	1,500,541
*	RailAmerica, Inc.	294,366	3,311,618
	Raven Industries, Inc.	356,440	11,252,811
*	RCM Technologies, Inc.	91,800	532,440
*	RemedyTemp, Inc.	72,900	1,203,579
*	Republic Airways Holdings, Inc.	357,991	5,495,162
*	Riviera Tool Co.	4,300	2,279
	Robbins & Myers, Inc.	113,900	2,669,816
*	Rush Enterprises, Inc. Class A	146,475	2,551,595
*	Rush Enterprises, Inc. Class B	54,500	879,085
	Schawk, Inc.	168,300	3,184,236
	Schuff International, Inc.	53,200	625,100
*	SCS Transportation, Inc.	112,832	2,760,999
*	Secom General Corp.	1,000	1,175
*	Servotronics, Inc.	24,804	145,351
*	SIFCO Industries, Inc.	45,775	199,121
*	Simclar, Inc.	23,400	223,002
*	Sirva, Inc.	308,130	2,159,991
*	Sitel Corp.	648,600	3,067,878
*	SL Industries, Inc.	91,885	1,434,325
*	Smithway Motor Xpress Corp. Class A	35,000	354,900
*	SOURCECORP, Inc.	137,152	3,412,342
*	SPACEHAB, Inc.	87,400	112,746
	Sparton Corp.	88,544	743,770
*	Spherion Corp.	474,893	3,970,105

31

*	Spherix, Inc.	103,300	229,326
* #	Spire Corp.	102,842	829,935
* #	Standard Automotive Corp.	21,700	2
*	Standard Parking Corp.	84,061	2,372,201
	Standard Register Co.	212,100	2,753,058
	Standex International Corp.	109,300	3,207,955
	Starrett (L.S.) Co. Class A	35,900	510,139
*	Sterling Construction Co., Inc.	87,100	2,656,550
*	Stonepath Group, Inc.	207,500	105,825
*	Strategic Distribution, Inc.	27,770	292,974
	Sun Hydraulics, Inc.	93,847	1,848,786
*	Superior Essex, Inc.	150,771	5,117,168
	Supreme Industries, Inc.	92,383	655,919
	Synagro Techonologies, Inc.	230,840	1,036,472
	Sypris Solutions, Inc.	147,386	1,255,729
*	SYS	102,300	290,532
* #	Taser International, Inc.	514,194	4,792,288
*	TB Wood’s Corp.	26,300	289,300
*	Team, Inc.	73,600	2,314,720
*	TeamStaff, Inc.	16,600	25,398
	Tech/Ops Sevcon, Inc.	60,800	364,800
	Technology Research Corp.	50,300	270,111
	Tecumseh Products Co. Class A	111,198	2,414,109
*	TeleTech Holdings, Inc.	488,151	5,877,338
	Tennant Co.	78,100	3,877,665
*	The Geo Group, Inc.	92,800	3,461,440
* #	The Lamson & Sessions Co.	144,400	3,521,916
	Thomas Group, Inc.	35,100	357,669
*	Timco Aviation Services, Inc.	51	117
#	Titan International, Inc.	53,350	1,025,921
	Todd Shipyards Corp.	44,620	1,467,998
*	Trailer Bridge, Inc.	42,500	352,750
*	Transtechnology Corp.	94,300	961,860
*	TRC Companies, Inc.	115,750	1,209,588
	Tredegar Industries, Inc.	328,550	4,655,554
* #	Trex Co., Inc.	131,000	3,556,650
*	Triumph Group, Inc.	122,500	5,785,675
* #	TRM Corp.	107,314	764,076
*	Tufco Technologies, Inc.	1,750	11,900
* #	TurboChef Technologies, Inc.	230,866	2,583,391
	Twin Disc, Inc.	82,200	2,644,374
*	U.S. Home Systems, Inc.	69,269	675,373
*	U.S. Xpress Enterprises, Inc. Class A	100,900	2,247,043
*	Ultralife Batteries, Inc.	125,000	1,273,750
#	United Industrial Corp.	124,900	6,140,084
*	Universal Security Instruments, Inc.	8,745	178,398
*	Universal Truckload Services, Inc.	26,100	839,898
* #	UQM Technologies, Inc.	217,100	1,107,210
* #	US Airways Group, Inc. Class A	56,221	0
*	USA Truck, Inc.	100,052	1,978,028
* #	Valence Technology, Inc.	67,400	130,082
	Valley National Gases, Inc.	14,304	325,130
	Valmont Industries, Inc.	4,020	192,558
*	Valpey Fisher Corp.	35,700	136,731
*	Versar, Inc.	70,000	299,600

32

	Viad Corp.	194,500	5,969,205
	Vicor Corp.	264,654	4,710,841
*	Volt Information Sciences, Inc.	127,204	3,800,856
	VSE Corp.	14,336	464,916
	Wabash National Corp.	275,040	4,620,672
	Waste Industries USA, Inc.	114,856	2,332,725
*	Westaff, Inc.	142,850	568,543
* #	Western Power & Equipment Corp.	18,448	29,517
*	Willis Lease Finance Corp.	67,400	579,640
* #	Wolverine Tube, Inc.	109,900	342,888
*	World Air Holdings, Inc.	29,871	282,281
*	Xanser Corp.	303,000	1,381,680
	Zareba Systems, Inc.	750	3,893
Total Industrials			693,491,960

Information Technology — (20.8%)
*	24/7 Real Media, Inc.	387,182	3,232,970
* #	8X8, Inc.	84,000	107,520
*	Acacia Research-Acacia Technologies	85,983	1,030,076
*	Access Integrated Technologies, Inc.	142,384	1,708,608
*	ACE*COMM Corp.	78,700	208,398
*	Actel Corp.	224,496	3,116,004
*	ActivIdentity Corp.	382,515	1,625,689
*	Actuate Corp.	532,935	2,147,728
*	Adaptec, Inc.	1,008,038	4,505,930
*	ADDvantage Technologies Group, Inc.	25,100	128,010
*	ADE Corp.	119,445	3,847,323
*	Adept Technology, Inc.	7,300	98,769
*	Advanced Digital Information Corp.	540,889	6,420,352
*	Advanced Energy Industries, Inc.	375,172	5,289,925
* #	Advanced Photonix, Inc.	68,300	144,796
*	Aehr Test Systems	58,000	372,337
*	Aeroflex, Inc.	177,958	2,083,888
*	Aetrium, Inc.	87,300	419,040
*	Agile Software Corp.	481,842	3,175,339
	Agilysys, Inc.	233,195	3,847,718
*	Airspan Networks, Inc.	348,411	1,846,578
	Allen Organ Co. Class B	4,700	373,650
*	Alliance Semiconductor Corp.	277,685	766,411
*	Allied Motion Technologies, Inc.	34,580	174,629
*	Altiris, Inc.	249,984	4,362,221
	American Software, Inc. Class A	277,700	1,938,346
*	American Technical Ceramics Corp.	69,450	916,740
*	Ampex Corp. Class A	7,565	112,038
*	Amtech Systems, Inc.	23,599	165,807
*	Anadigics, Inc.	383,710	3,276,883
*	Analex Corp.	63,600	155,820
*	Analysts International Corp.	190,092	494,239
* #	Analytical Surveys, Inc.	5,670	6,521
*	Anaren, Inc.	145,846	2,867,332
*	Ansoft Corp.	229,000	4,483,820
*	Answerthink, Inc.	389,944	1,832,737
*	APA Enterprises, Inc.	41,400	57,960
*	Apogee Technology, Inc.	4,500	4,725
*	Applied Films Corp.	117,101	3,319,813

33

*	Applied Innovation, Inc.	142,200	565,956
*	Applix, Inc.	121,600	935,104
* #	Ardent Communications, Inc.	20,000	15
* #	Ariba, Inc.	644,060	5,468,069
*	Art Technology Group, Inc.	970,890	3,000,050
*	Ascendia Brands, Inc.	122,000	414,800
*	Aspen Technology, Inc.	389,512	4,557,290
*	Astea International, Inc.	21,160	195,942
	Astro-Med, Inc.	54,422	630,751
*	Asyst Technologies, Inc.	428,294	2,946,663
*	Atari, Inc.	818,145	523,613
*	Authentidate Holding Corp.	285,700	768,533
*	Autobytel, Inc.	285,684	922,759
*	Avanex Corp.	1,220,990	2,124,523
*	Avici Systems, Inc.	110,715	674,254
*	Aware, Inc.	198,140	1,127,417
*	Axcelis Technologies, Inc.	838,184	5,339,232
*	Axesstel, Inc.	159,000	230,550
*	AXS-One, Inc.	245,500	463,995
*	AXT, Inc.	196,328	679,295
* #	Bankrate, Inc.	139,203	6,340,697
	Bel Fuse, Inc. Class A	42,550	1,223,313
	Bel Fuse, Inc. Class B	93,150	2,923,047
*	Bell Industries, Inc.	88,500	221,250
*	Bell Microproducts, Inc.	228,950	1,382,858
*	Bitstream, Inc.	81,600	523,056
	Black Box Corp.	133,230	6,881,330
*	Blackboard, Inc.	228,248	6,044,007
*	Blonder Tongue Laboratories, Inc.	76,300	138,866
*	Blue Coat Systems, Inc.	113,665	1,805,000
	Bogen Communications International, Inc.	64,200	483,105
* #	Bookham, Inc.	487,142	1,875,497
*	Borland Software Corp.	364,802	1,929,803
*	Bottomline Technologies, Inc.	200,088	2,012,885
* #	BroadVision, Inc.	8,959	4,211
*	BSQUARE Corp.	84,425	196,710
*	Cabot Microelectronics Corp.	213,801	6,148,917
*	CalAmp Corp.	202,484	1,980,294
*	California Micro Devices Corp.	194,900	1,157,706
*	Callidus Software, Inc.	125,200	647,284
*	CallWave, Inc.	173,741	651,529
	CAM Commerce Solutions, Inc.	32,716	757,375
*	Captaris, Inc.	221,800	1,029,152
*	Carreker Corp.	207,474	1,145,256
*	Carrier Access Corp.	283,759	2,258,722
	Cass Information Systems, Inc.	1,175	58,750
*	Catalyst Semiconductor, Inc.	144,442	622,545
*	Catapult Communications Corp.	120,658	1,484,093
*	C-COR, Inc.	423,217	2,903,269
	Celeritek, Inc.	2,057	288
* #	CellStar Corp.	1,652	5,336
*	Centillium Communications, Inc.	351,310	1,113,653
*	CEVA, Inc.	165,718	1,017,509
*	Cherokee International Corp.	161,821	844,706
*	Chordiant Software, Inc.	694,745	2,244,026

34

*	Ciber, Inc.	487,964	3,098,571
*	Ciprico, Inc.	49,200	292,740
*	Cirrus Logic, Inc.	760,259	6,218,919
*	Clarus Corp.	138,650	935,888
*	ClearOne Communications, Inc.	32,300	122,417
*	Cognitronics Corp.	82,975	238,138
	Cohu, Inc.	194,879	3,377,253
*	Comarco, Inc.	64,331	653,603
* #	Commerce One, Inc.	4,800	0
	Communications Systems, Inc.	118,400	1,284,640
*	Computer Horizons Corp.	298,100	1,481,557
*	Computer Task Group, Inc.	178,200	846,450
*	Comtech Telecommunications Corp.	118,047	3,548,493
*	Concur Technologies, Inc.	311,299	4,691,276
*	Concurrent Computer Corp.	627,992	1,701,858
* #	Convera Corp.	413,672	2,635,091
*	Corillian Corp.	377,208	1,093,903
*	Cosine Communications, Inc.	64,479	161,198
*	Covansys Corp.	330,147	4,542,823
* #	C-Phone Corp.	23,600	177
* #	Cray, Inc.	549,513	1,022,094
*	Credence Systems Corp.	119,833	546,438
*	Critical Path, Inc.	1,910	458
*	Crossroads Systems, Inc.	91,727	117,411
*	CSP, Inc.	78,328	552,212
	CTS Corp.	280,819	3,813,522
*	CVD Equipment Corp.	16,700	63,043
*	Cyberoptics Corp.	78,795	1,076,340
*	Cybersource Corp.	517,800	4,929,456
	Daktronics, Inc.	171,400	8,163,782
*	Data I/O Corp.	77,000	310,310
*	Data Systems & Software, Inc.	86,500	243,065
*	Datalink Corp.	88,031	554,595
	Dataram Corp.	83,150	436,538
*	DataTRAK International, Inc.	43,350	353,303
*	Datawatch Corp.	18,488	65,078
*	Delphax Technologies, Inc.	52,900	154,468
*	Digi International, Inc.	198,510	2,360,284
*	Digimarc Corp.	176,594	1,054,266
*	Digital Angel Corp.	385,900	1,358,368
*	Digital Theater Systems, Inc.	153,499	2,888,851
* #	Diodes, Inc.	160,422	5,712,627
*	Ditech Networks, Inc.	283,360	2,561,574
*	DocuCorp International, Inc.	103,300	821,235
*	Document Sciences Corp.	15,400	102,410
*	Dot Hill Systems Corp.	389,946	1,497,393
*	DPAC Technologies Corp.	3,630	508
*	DSP Group, Inc.	253,227	6,657,338
*	Dynamics Research Corp.	77,512	1,105,321
*	EasyLink Services Corp.	24,219	16,227
*	Echelon Corp.	353,837	2,979,308
*	eCollege.com, Inc.	192,900	4,413,552
* #	EDGAR Online, Inc.	219,899	934,571
*	Edgewater Technology, Inc.	72,725	493,076
*	EFJ, Inc.	226,174	1,542,507

35

*	Elecsys Corp.	2,900	11,107
*	Electro Scientific Industries, Inc.	254,986	5,071,672
*	Electroglas, Inc.	192,800	670,944
	Electro-Sensors, Inc.	3,450	19,665
*	eLoyalty Corp.	67,110	890,684
*	Embarcadero Technologies, Inc.	228,802	1,276,715
* #	EMCORE Corp.	434,141	4,137,364
*	EMS Technologies, Inc.	126,199	2,489,906
*	En Pointe Technologies, Inc.	57,200	91,520
* #	Endwave Corp.	95,400	1,227,798
*	Entrust, Inc.	528,064	1,689,805
*	Epicor Software Corp.	481,427	5,194,597
*	EPIQ Systems, Inc.	158,450	2,538,369
*	ePlus, Inc.	71,645	967,208
*	eSpeed, Inc.	245,475	1,902,431
*	ESS Technology, Inc.	317,393	818,874
*	Evans & Sutherland Computer Corp.	99,800	569,858
*	Evolving Systems, Inc.	71,600	102,388
*	Exar Corp.	321,263	4,240,672
*	Excel Technology, Inc.	106,096	3,163,783
*	Extreme Networks, Inc.	1,089,770	4,838,579
*	Ezenia!, Inc.	2,900	9,135
* #	FalconStor Software, Inc.	426,253	2,715,232
*	Fargo Electronics	111,100	2,758,613
* #	Faro Technologies, Inc.	102,275	1,537,193
* #	FEI Co.	297,432	6,959,909
*	Finisar Corp.	331,550	1,515,184
*	Firstwave Technologies, Inc.	19,200	37,442
*	Forgent Networks, Inc.	263,300	384,418
*	Forrester Research, Inc.	187,403	4,799,391
	Frequency Electronics, Inc.	89,100	1,097,712
*	FSI International, Inc.	263,071	1,273,264
* #	Genesis Microchip, Inc.	284,600	3,480,658
*	Gerber Scientific, Inc.	189,600	1,981,320
	Gevity HR, Inc.	245,268	6,654,121
*	Giga-Tronics, Inc.	49,100	94,763
*	Glenayre Technologies, Inc.	592,009	1,651,705
* #	Global e-Point, Inc.	18,731	39,522
* #	Global Imaging Systems, Inc.	52,125	2,134,519
*	Globecomm Systems, Inc.	100,200	663,324
* #	GlobeTel Communications Corp.	716,600	960,244
*	Globix Corp.	258,500	1,085,700
*	Glowpoint, Inc.	21,039	7,995
*	Goldleaf Financial Solutions, Inc.	8,305	14,617
*	Greenfield Online, Inc.	210,123	1,544,404
*	GSE Systems, Inc.	37,054	163,038
*	GTSI Corp.	84,700	525,987
*	Halifax Corp.	8,650	23,788
*	Harmonic, Inc.	650,598	2,927,691
*	Hauppauge Digital, Inc.	83,200	333,466
*	HEI, Inc.	69,716	155,467
*	hi/fn, Inc.	120,146	643,983
*	HomeStore, Inc.	689,989	4,112,334
* #	Hutchinson Technology, Inc.	156,863	3,643,927
*	Hypercom Corp.	464,700	5,028,054

36

*	HyperFeed Technologies, Inc.	8,530	7,037
*	I.D. Systems, Inc.	89,238	1,832,056
* #	i2 Technologies, Inc.	68,493	859,587
* #	Ibis Technology Corp.	94,530	222,524
*	iCAD, Inc.	37,500	61,875
*	Identix, Inc.	739,167	4,361,085
*	iGATE Capital Corp.	462,815	2,781,518
*	ImageWare Systems, Inc.	83,700	141,453
*	I-many, Inc.	175,900	409,847
*	Immersion Corp.	212,630	1,199,233
*	Indus International, Inc.	516,510	1,554,695
* #	Infocrossing, Inc.	177,789	1,948,567
*	InFocus Corp.	345,588	1,638,087
*	Inforte Corp.	101,573	508,881
* #	InfoSpace, Inc.	218,900	4,962,463
	infoUSA, Inc.	370,489	3,849,381
*	Innodata Isogen, Inc.	204,020	489,648
*	Innovex, Inc.	165,700	720,795
*	InPlay Technologies, Inc.	8,800	21,032
*	Insightful Corp.	40,100	124,310
*	InsWeb Corp.	12,966	35,657
	Integral Systems, Inc.	118,700	3,413,812
*	Integral Vision, Inc.	21,100	31,228
*	Integrated Silicon Solution, Inc.	291,231	1,642,543
* #	Intelli-Check, Inc.	106,000	497,140
*	Intelligent Systems Corp.	38,100	76,200
*	Intelligroup, Inc.	116,800	211,408
*	Interactive Intelligence, Inc.	141,601	1,433,002
*	Interlink Electronics, Inc.	100,780	283,192
*	International DisplayWorks, Inc.	387,279	1,982,868
*	International Microcomputer Software, Inc.	3,900	7,410
*	Internet Capital Group, Inc.	347,425	2,994,804
* #	Internet Commerce Corp.	13,900	50,318
*	Interphase Corp.	62,700	366,168
	Inter-Tel, Inc.	231,647	4,848,372
*	Intervideo, Inc.	123,086	1,256,708
*	Intervoice, Inc.	336,642	2,215,104
*	Interwoven, Inc.	370,629	3,402,374
*	Intest Corp.	36,300	157,179
*	Intevac, Inc.	181,500	3,891,360
*	IntriCon Corp.	46,700	296,545
*	Intrusion, Inc.	20,825	13,326
*	INX, Inc.	43,500	304,500
*	Iomega Corp.	448,491	1,471,050
*	iPass, Inc.	257,900	1,640,244
* #	IPIX Corp.	2,000	2,640
*	Island Pacific, Inc.	41,900	5,447
*	Iteris, Inc.	27,300	64,974
*	IXYS Corp.	292,923	2,929,230
*	Jaco Electronics, Inc.	63,009	210,200
*	JDA Software Group, Inc.	235,811	3,282,489
*	JMAR Industries, Inc.	183,900	80,732
*	Jupitermedia Corp.	296,731	4,424,259
* #	Keane, Inc.	19,500	270,270
	Keithley Instruments, Inc.	126,000	1,606,500

37

*	Kemet Corp.	666,900	6,375,564
*	Key Tronic Corp.	96,300	356,310
*	Keynote Systems, Inc.	64,500	676,605
*	Kintera, Inc.	54,204	75,344
*	Knova Software, Inc.	2,530	9,235
*	Kopin Corp.	608,310	2,713,063
*	Kulicke & Soffa Industries, Inc.	463,697	3,742,035
*	KVH Industries, Inc.	128,600	1,462,182
	Landauer, Inc.	82,000	3,821,200
*	Lantronix, Inc.	15,000	32,100
*	LaserCard Corp.	104,450	1,728,648
*	Lattice Semiconductor Corp.	943,919	5,691,832
*	Lawson Software, Inc.	828,090	5,589,608
*	LeCroy Corp.	111,888	1,532,866
* #	Level 8 Systems, Inc.	26,400	282
* #	Lexar Media, Inc.	713,656	6,729,776
*	Lightbridge, Inc.	236,720	2,769,624
* #	LightPath Technologies, Inc.	8,650	39,531
*	Lionbridge Technologies, Inc.	501,910	3,312,606
*	Littlefuse, Inc.	194,198	6,802,756
*	Logic Devices, Inc.	45,800	74,929
*	LogicVision, Inc.	156,450	287,868
*	Logility, Inc.	135,600	1,400,070
*	LoJack Corp.	155,600	2,746,340
*	LookSmart, Ltd.	200,403	875,761
*	LTX Corp.	541,626	4,018,865
* #	Lumera Corp.	6,050	21,417
*	Magma Design Automation, Inc.	312,884	2,187,059
*	MAI Systems Corp.	18	212
*	Management Network Group, Inc.	94,999	223,248
*	Manatron, Inc.	115	685
*	Manhattan Associates, Inc.	244,670	4,922,760
*	Manugistic Group, Inc.	475,822	1,184,797
*	Mapinfo Corp.	184,031	2,506,502
* #	Marchex, Inc. Class B	177,797	3,036,773
* #	Mastec, Inc.	435,000	5,598,450
*	Mattson Technology, Inc.	458,717	4,110,104
	Maximus, Inc.	160,300	5,095,937
* #	Maxwell Technologies, Inc.	145,532	2,910,640
*	McDATA Corp. Class A	912,282	3,448,426
* #	MDI, Inc.	107,900	96,031
*	Measurement Specialties, Inc.	78,500	2,145,405
* #	Mechanical Technology, Inc.	257,080	1,043,745
*	MedQuist, Inc.	133,500	1,870,335
*	Mercury Computer Systems, Inc.	160,794	2,640,237
* #	Merix Corp.	171,800	1,652,716
	Mesa Laboratories, Inc.	27,800	416,722
*	MetaSolv, Inc.	400,966	1,226,956
	Methode Electronics, Inc.	240,271	2,292,185
*	Metrologic Instruments, Inc.	195,758	2,942,243
*	Micro Linear Corp.	109,300	306,040
*	Microsemi Corp.	28,103	673,910
*	Microtune, Inc.	439,088	2,810,163
* #	Mindspeed Technologies, Inc.	940,986	2,700,630
*	MIPS Technologies, Inc.	379,792	2,191,400

38

*	MIVA, Inc.	266,097	1,117,607
*	Mobility Electronics, Inc.	261,390	1,868,939
*	Mobius Management Systems, Inc.	174,400	1,028,960
	Mocon, Inc.	72,775	654,975
*	Moldflow Corp.	95,062	1,234,855
*	Monolithic System Technology, Inc.	269,530	2,191,279
*	Motive, Inc.	79,300	277,550
*	MRO Software, Inc.	228,587	4,795,755
* #	MRV Communications, Inc.	1,037,051	3,100,782
* #	MSC.Software Corp.	171,500	3,352,825
*	MSGI Security Solutions, Inc.	904	3,553
* #	MTI Technology Corp.	3,300	4,257
*	MTM Technologies, Inc.	44,200	128,180
	MTS Systems Corp.	188,648	7,876,054
*	Nanometrics, Inc.	119,851	1,353,118
*	Napco Security Systems, Inc.	220,140	3,205,238
*	Napster, Inc.	4,500	14,445
*	NeoMagic Corp.	79,051	326,481
*	Neoware Systems, Inc.	169,088	3,493,358
*	Net Perceptions, Inc.	13,400	8,040
*	NETGEAR, Inc.	292,137	6,838,927
	Netguru, Inc.	6,500	1,365
*	NetIQ Corp.	362,360	4,409,921
*	Netlogic Microsystems, Inc.	165,708	5,412,023
*	NetManage, Inc.	82,502	421,585
* #	Netopia, Inc.	129,756	642,292
*	NetRatings, Inc.	322,530	4,644,432
*	NetScout Systems, Inc.	274,901	2,190,961
*	Network Engines, Inc.	311,358	551,104
*	Network Equipment Technologies, Inc.	175,900	517,146
*	Newport Corp.	343,442	5,632,449
*	NIC, Inc.	535,448	3,437,576
*	NMS Communications Corp.	435,308	1,749,938
* #	Novatel Wireless, Inc.	254,894	2,839,519
*	Nu Horizons Electronics Corp.	129,666	1,077,524
*	Nuance Communications, Inc.	618,957	5,397,305
*	NumereX Corp. Class A	102,700	734,716
* #	NYFIX, Inc.	214,349	1,112,471
	O.I. Corp.	25,700	303,903
*	Omtool, Ltd.	30,770	172,158
*	Online Resources Corp.	221,831	2,712,993
*	Onvia, Inc.	8,970	48,617
*	ONYX Software Corp.	158,840	673,482
*	Open Solutions, Inc.	174,800	4,850,700
*	OpenTV Corp.	159,125	568,076
*	Oplink Communications, Inc.	26,257	495,995
*	OPNET Technologies, Inc.	176,937	2,004,696
*	Opsware, Inc.	874,228	6,836,463
*	OPTi, Inc.	118,200	342,780
*	Optical Cable Corp.	48,605	237,678
*	Optical Communication Products, Inc.	414,695	850,125
*	OSI Systems, Inc.	134,842	2,684,704
*	Overland Storage, Inc.	119,400	952,812
*	OYO Geospace Corp.	44,575	2,538,546
*	Packeteer, Inc.	298,155	3,413,875

39

*	Panavision, Inc.	13,000	100,100
*	PAR Technology Corp.	119,250	1,726,740
	Park Electrochemical Corp.	177,700	5,645,529
* #	Parkervision, Inc.	193,675	1,975,485
* #	Path 1 Network Technologies, Inc.	48,700	50,405
*	Paxar Corp.	210,700	4,481,589
*	PC Connection, Inc.	199,886	1,179,327
*	PC-Tel, Inc.	179,543	1,772,089
*	PDF Solutions, Inc.	228,546	3,037,376
*	Peerless Systems Corp.	101,700	640,710
*	Pegasystems, Inc.	310,186	2,152,691
*	Pemstar, Inc.	275,369	784,802
*	Perceptron, Inc.	76,350	584,078
*	Perficient, Inc.	203,920	2,844,684
*	Performance Technologies, Inc.	131,275	951,744
*	Pericom Semiconductor Corp.	230,480	2,005,176
*	Pervasive Software, Inc.	225,700	936,655
*	Pfsweb, Inc.	113,830	138,873
*	Phoenix Technologies, Ltd.	215,269	1,248,560
*	Photon Dynamics, Inc.	141,300	2,253,735
*	Photronics, Inc.	343,487	5,794,626
*	Pinnacle Data Systems, Inc.	2,604	8,098
*	Pixelworks, Inc.	113,400	318,654
*	Planar Systems, Inc.	131,939	1,765,344
*	PLATO Learning, Inc.	194,330	1,317,557
*	Plexus Corp.	158	6,214
*	PLX Technology, Inc.	242,430	2,894,614
*	Porta Systems Corp.	1,490	209
*	Portal Software, Inc.	265,283	1,299,887
*	PortalPlayer, Inc.	48,800	490,440
*	Power Integrations, Inc.	260,001	4,581,218
* #	Powerwave Technologies, Inc.	187,892	1,839,463
*	Presstek, Inc.	295,029	2,882,433
	Printronix, Inc.	67,150	931,371
	Programmers Paradise, Inc.	48,200	683,958
* #	Proxim Corp.	20,861	292
	QAD, Inc.	286,435	2,016,502
#	Quality Systems, Inc.	12,218	405,882
*	Qualstar Corp.	200	624
*	Quantum Corp.	1,648,200	4,796,262
*	QuickLogic Corp.	240,758	1,348,245
* #	Quokka Sports, Inc.	480	10
*	Quovadx, Inc.	230,007	593,418
*	Radiant Systems, Inc.	264,131	2,849,973
*	RadiSys Corp.	181,968	3,775,836
*	Radyne Corp.	111,100	1,460,965
*	RAE Systems, Inc.	503,600	2,014,400
*	Ramtron International Corp.	185,100	366,498
* #	Redback Networks, Inc.	177,516	4,240,857
*	Relm Wireless Corp.	107,541	728,053
*	REMEC, Inc.	212,010	239,571
#	Renaissance Learning, Inc.	265,854	3,868,176
*	Reptron Electronics, Inc.	2,178	2,505
* #	Research Frontiers, Inc.	6,000	32,400
*	RF Monolithics, Inc.	83,500	501,000

40

	Richardson Electronics, Ltd.	118,904	816,870
*	RightNow Technologies, Inc.	276,896	4,516,174
*	Rimage Corp.	92,225	1,947,792
*	Rofin-Sinar Technologies, Inc.	132,600	7,234,656
*	Rogers Corp.	87,000	4,955,520
*	Rudolph Technologies, Inc.	235,609	3,906,398
*	S1 Corp.	582,790	3,205,345
*	Saba Software, Inc.	243,323	1,508,603
*	Safeguard Scientifics, Inc.	994,100	2,336,135
*	SafeNet, Inc.	155,951	2,591,906
* #	SatCon Technology Corp.	315,637	659,681
*	SBE, Inc.	34,600	37,022
*	SBS Technologies, Inc.	134,522	2,216,923
*	ScanSource, Inc.	110,980	6,534,502
*	Schmitt Industries, Inc.	17,800	122,464
*	Scientific Learning Corp.	1,900	9,082
*	Scientific Technologies, Inc.	41,600	430,560
*	SCM Microsystems, Inc.	111,424	346,529
*	Seachange International, Inc.	250,403	1,562,515
*	Secure Computing Corp.	464,705	4,126,580
*	Selectica, Inc.	261,300	661,089
*	Semitool, Inc.	278,862	2,526,490
*	SI International, Inc.	99,836	3,163,803
* #	Sigma Designs, Inc.	195,500	2,717,450
*	Sigmatel, Inc.	52,102	285,519
*	Sigmatron International, Inc.	18,200	157,976
*	Silicon Graphics, Inc.	107,500	7,095
*	Silicon Image, Inc.	150,808	1,435,692
*	Silicon Storage Technology, Inc.	682,540	2,539,049
*	SimpleTech, Inc.	367,190	1,450,401
*	Simulations Plus, Inc.	3,400	17,510
*	Sipex Corp.	223,709	671,127
*	Sirenza Microdevices, Inc.	371,093	4,237,882
*	SM&A	167,293	973,645
*	Smith Micro Software, Inc.	121,400	1,651,040
*	Somera Communications, Inc.	7,554	17,601
*	Sonic Foundry, Inc.	208,431	464,801
*	Sonic Solutions, Inc.	210,350	3,209,941
*	SonicWALL, Inc.	568,082	4,788,931
	SpectraLink Corp.	167,700	1,556,256
*	Spectrum Control, Inc.	118,900	951,200
*	SPSS, Inc.	158,369	5,859,653
*	SRS Labs, Inc.	131,100	765,624
*	Staktek Holdings, Inc.	433,018	2,641,410
*	Standard Microsystems Corp.	185,239	4,221,597
	StarTek, Inc.	128,800	1,942,304
*	SteelCloud, Inc.	75,500	105,700
	Stellent, Inc.	253,746	2,824,193
*	Stratasys, Inc.	84,013	2,542,233
*	Stratex Networks, Inc.	845,837	3,535,599
*	Stratos International, Inc.	123,268	703,860
*	SumTotal Systems, Inc.	207,370	1,177,862
*	Sunair Electronics, Inc.	33,700	144,910
*	Sunrise Telecom, Inc.	275,600	633,880
*	Suntron Corp.	36,507	70,824

41

*	Supertex, Inc.	118,100	4,790,136
*	SupportSoft, Inc.	364,962	1,423,352
*	Sykes Enterprises, Inc.	342,162	5,898,873
*	Symmetricom, Inc.	402,152	2,915,602
*	Synaptics, Inc.	218,262	5,168,444
*	SYNNEX Corp.	123,700	2,219,178
*	Synplicity, Inc.	235,169	1,512,137
	Syntel, Inc.	94,137	2,165,151
*	Taitron Components, Inc.	15,500	34,178
#	TALX Corp.	61,195	1,627,787
*	Technical Communications Corp.	7,300	26,609
	Technitrol, Inc.	264,100	6,026,762
*	Technology Solutions Co.	6,700	68,273
*	TechTeam Global, Inc.	81,200	806,316
*	TeleCommunication Systems, Inc.	260,815	607,699
* #	Telkonet, Inc.	391,200	1,447,440
*	Telular Corp.	125,075	287,673
*	Terayon Communication Systems, Inc.	636,441	1,075,585
*	Terremark Worldwide, Inc.	362,010	2,273,423
*	Tessco Technologies, Inc.	53,500	1,038,970
*	Therma-Wave, Inc.	249,298	334,059
	TheStreet.com, Inc.	227,700	2,698,245
*	Think Partnership, Inc.	28,100	49,175
*	Tier Technologies, Inc. Class B	169,900	1,107,748
*	TII Network Technologies, Inc.	57,160	144,615
*	TNS, Inc.	199,900	4,117,940
*	Tollgrade Communications, Inc.	115,895	1,114,910
* #	Track Data Corp.	17,273	51,819
*	Transact Technologies, Inc.	85,500	1,134,585
*	Transcat, Inc.	42,500	229,500
*	Trans-Industries, Inc.	3,800	551
	Trans-Lux Corp.	7,545	44,138
*	Transmeta Corp.	63,084	92,103
* #	Transwitch Corp.	339,260	634,416
* #	Travelzoo, Inc.	133,970	3,989,627
* #	Trident Microsystems, Inc.	76,091	1,680,089
	Trio-Tech International	2,000	12,560
*	Tripath Technology, Inc.	2,041	571
*	Triquint Semiconductor, Inc.	1,170,149	6,037,969
	Troy Group, Inc.	14,400	48,960
	TSR, Inc.	100,400	501,799
*	TTM Technologies, Inc.	364,041	5,318,639
*	Tumbleweed Communications Corp.	412,784	1,139,284
*	Tut Systems, Inc.	275,898	742,166
*	Tyler Technologies, Inc.	388,250	4,127,098
*	Ulticom, Inc.	339,402	3,081,770
*	Ultimate Software Group, Inc.	205,544	4,663,793
*	Ultra Clean Holdings, Inc.	6,800	57,460
*	Ultratech, Inc.	212,521	3,802,001
	United Online, Inc.	551,253	6,570,936
* #	Universal Display Corp.	254,533	3,721,272
* #	USDATA Corp.	24,040	962
* #	VA Software Corp.	543,265	2,303,444
*	Veeco Instruments, Inc.	263,996	6,380,783
* #	VendingData Corp.	145,300	334,190

42

* #	Verilink Corp.	150,492	3,762
* #	Verso Technologies, Inc.	31	32
* #	Vertical Communications, Inc.	20,016	14,612
*	Viasat, Inc.	238,652	6,085,626
*	Vicon Industries, Inc.	44,450	124,460
*	Video Display Corp.	96,880	846,731
* #	Viewpoint Corp.	364,721	605,437
*	Vignette Corp.	257,760	3,513,269
* #	Viisage Technology, Inc.	239,727	3,212,342
*	Virage Logic Corp.	199,835	1,938,400
* #	Vitech America, Inc.	94,080	94
* #	Vitesse Semiconductor, Inc.	1,141,911	1,918,410
*	Vitria Technology, Inc.	274,093	737,310
*	Vodavi Technology, Inc.	26,400	147,576
* #	Vyyo, Inc.	146,516	975,797
*	WatchGuard Technologies, Inc.	275,184	1,315,380
*	Web.com, Inc.	144,645	817,244
*	webMethods, Inc.	472,366	4,265,465
*	WebSideStory, Inc.	160,718	2,203,444
*	Westell Technologies, Inc.	489,027	1,300,812
*	White Electronics Designs Corp.	210,656	1,076,452
*	Winland Electronics, Inc.	5,800	23,722
	Wireless Telecom Group, Inc.	220,500	595,350
*	Wireless Xcessories Group, Inc.	1,000	4,800
*	Witness Systems, Inc.	279,103	5,760,686
*	WJ Communications, Inc.	558,094	1,171,997
	Woodhead Industries, Inc.	157,850	2,757,640
* #	WorldGate Communications, Inc.	24,000	43,440
	X-Rite, Inc.	186,600	2,179,488
*	Zhone Technologies, Inc.	949,622	1,994,206
*	ZILOG, Inc.	34,800	107,184
* #	Zix Corp.	229,525	254,773
*	Zomax, Inc.	265,192	432,263
*	Zones, Inc.	147,800	935,574
*	Zoran Corp.	88,815	2,198,171
*	Zygo Corp.	158,765	2,387,826
Total Information Technology			1,028,457,139

Materials — (4.0%)
*	AEP Industries, Inc.	75,251	2,491,184
*	AK Steel Holding Corp.	20,400	274,380
	AMCOL International Corp.	259,000	7,000,770
*	American Pacific Corp.	66,400	557,760
	American Vanguard Corp.	215,528	4,079,945
	Arch Chemicals, Inc.	209,149	7,267,928
*	Atlantis Plastics, Inc.	34,800	345,912
*	Badger Paper Mills, Inc.	200	14
	Bairnco Corp.	105,300	1,086,696
	Balchem Corp.	101,675	2,104,673
*	Brush Engineered Materials, Inc.	169,200	3,497,364
*	Buckeye Technologies, Inc.	266,790	2,083,630
#	Calgon Carbon Corp.	349,000	2,380,180
* #	Canyon Resources Corp.	173,600	208,320
*	Caraustar Industries, Inc.	241,204	2,125,007
	Castle (A.M.) & Co.	140,627	3,895,368

43

*	CFC International, Inc.	4,552	49,389
	Chesapeake Corp.	151,722	2,075,557
* #	Coeur d’Alene Mines Corp.	65,600	313,568
	Compass Minerals International, Inc.	25,500	649,740
*	Constar International, Inc.	110,556	424,535
*	Continental Materials Corp.	14,900	402,300
*	Core Molding Technologies, Inc.	82,197	508,799
	CPAC, Inc.	51,978	276,523
	Crown Resources Corp.	13,540	46,713
	Deltic Timber Corp.	108,200	6,210,680
*	Detrex Corp.	10,200	86,598
*	Devcon International Corp.	29,000	223,300
	Empire Resources, Inc.	84,800	1,645,120
*	Environmental Technologies Corp.	39,700	0
	Ferro Corp.	135,100	2,377,760
	Flamemaster Corp.	189	975
*	Flotek Industries, Inc.	29,300	627,313
	Friedman Industries, Inc.	152,403	1,255,801
#	Gibraltar Industries, Inc.	249,490	6,948,297
	Glatfelter (P.H.) Co.	338,800	5,922,224
*	Graphic Packaging Corp.	60,600	235,128
	Hawkins, Inc.	92,485	1,271,669
* #	Hecla Mining Co.	1,033,400	5,642,364
*	ICO, Inc.	165,818	829,090
*	Impreso, Inc.	31,500	54,810
*	Keystone Consolidated Industries, Inc.	11,000	286
*	Landec Corp.	218,821	1,879,672
*	Lesco, Inc.	87,900	1,374,756
* #	Liquidmetal Technologies, Inc.	106,651	205,836
*	Material Sciences Corp.	131,800	1,461,662
*	Maxxam, Inc.	22,034	695,173
	Metal Management, Inc.	223,697	7,021,849
* #	Mines Management, Inc.	108,917	875,693
*	Mod-Pac Corp.	26,617	284,536
	Myers Industries, Inc.	307,347	4,886,817
* #	Nanophase Technologies Corp.	158,215	917,647
	Nevada Chemicals, Inc.	1,684	15,493
	NewMarket Corp.	150,200	7,269,680
	Niagara Corp.	75,500	1,208,000
#	NL Industries, Inc.	161,800	1,927,038
	NN, Inc.	149,800	1,950,396
*	Northern Technologies International Corp.	27,700	184,205
*	Northwest Pipe Co.	48,300	1,293,474
	Olympic Steel, Inc.	78,200	2,605,624
* #	OM Group, Inc.	252,700	8,005,536
*	Omnova Solutions, Inc.	363,100	2,207,648
	Packaging Dynamics Corp.	32,980	460,731
	Penford Corp.	74,000	1,018,980
*	Pioneer Companies, Inc.	101,852	2,828,430
*	PolyOne Corp.	254,700	2,406,915
	Pope & Talbot, Inc.	123,700	769,414
	Quaker Chemical Corp.	84,100	1,439,792
	Rock of Ages Corp.	32,900	159,565
	Rock-Tenn Co. Class A	279,000	4,316,130
	Rotonics Manufacturing, Inc.	11,600	34,220

44

#	Royal Gold, Inc.	204,600	5,786,088
	Ryerson, Inc.	192,600	5,026,860
	Schulman (A.), Inc.	248,233	5,994,827
	Schweitzer-Maudoit International, Inc.	131,400	3,333,618
*	Solitario Resources Corp.	2,937	6,461
	Spartech Corp.	266,000	6,107,360
	Steel Dynamics, Inc.	32,460	1,885,601
	Steel Technologies, Inc.	102,018	1,913,858
	Stepan Co.	53,500	1,642,450
*	Stillwater Mining Co.	37,400	513,502
	Summa Industries, Inc.	31,800	302,418
*	Synalloy Corp.	87,058	1,132,625
*	Terra Industries, Inc.	837,100	6,253,137
	Tronox, Inc. Class A	16,100	208,978
*	U.S. Concrete, Inc.	326,966	4,047,839
*	UFP Technologies, Inc.	11,800	67,024
*	United States Lime & Minerals, Inc.	26,352	873,042
*	Universal Stainless & Alloy Products, Inc.	55,300	1,470,980
	Vulcan International Corp.	8,251	506,405
	Wausau Paper Corp.	446,200	5,965,694
*	Webco Industries, Inc.	3,750	271,875
	Wellman, Inc.	250,200	1,093,374
*	Williams Industries, Inc.	5,800	15,022
* #	Zoltek Companies, Inc.	185,800	5,211,690
Total Materials			196,813,310

Other — (0.0%)
* #	AstroPower, Inc.	14,986	0
* R	Big 4 Ranch, Inc.	35,000	0
*	Breed Technologies, Inc.	5,600	48
*	Bush Industries, Inc. Escrow Shares	2,300	53
*	Celebrity, Inc. Escrow Shares	13,500	0
*	Cygnus, Inc. Escrow Share	600	0
*	DLB Oil & Gas, Inc.	7,600	0
*	ePresence, Inc. Escrow Shares	191,500	5,745
* #	EquiMed, Inc. Nevis	6,533	1
*	Hoenig Group Escrow Shares	61,000	0
*	iGo Escrow Share	11,200	0
*	IMPATH, Inc.	70,200	0
*	Imperial Sugar Co. (Old)	74,200	0
*	ioWorldMedia, Inc.	11,633	7,678
* #	KeraVision, Inc.	7,800	13
* #	Krause’s Furniture, Inc.	23,000	116
* R	Noel Group, Inc.	43,600	469
*	Petrocorp, Inc. Escrow Shares	37,100	2,226
*	StorageNetworks, Inc. Escrow Shares	56,400	1,528
Total Other			17,877

Real Estate Investment Trusts — (0.3%)
*	AMEN Properties, Inc.	12,375	63,608
*	BNS Holding, Inc. Class A	26,480	149,612
	Capital Properties, Inc.	138	4,416
	Consolidated-Tokoma Land Co.	47,100	2,736,510
*	Grubb & Ellis Co.	177,552	1,811,030
*	Kennedy-Wilson, Inc.	76,600	1,225,600

45

*	Mays (J.W.), Inc.	2,700	49,275
*	Stratus Properties, Inc.	54,452	1,361,300
* #	Tejon Ranch Co.	49,200	2,050,656
*	The Intergroup Corp.	6,300	100,926
*	United Capital Corp.	90,008	2,016,179
*	Wilshire Enterprises, Inc.	130,375	1,140,781
Total Real Estate Investment Trusts			12,709,893

Telecommunication Services — (1.2%)
*	@Road, Inc.	539,818	2,985,194
	Alaska Communications Systems Group, Inc.	367,765	4,567,641
*	Boston Communications Group, Inc.	135,300	169,125
* #	Broadwing Corp.	592,215	6,751,251
*	Cogent Communications Group, Inc.	370,662	3,410,090
	Commonwealth Telephone Enterprises, Inc.	57,966	1,915,776
*	Covista Communications, Inc.	21,500	25,155
	CT Communications, Inc.	166,974	2,711,658
	D&E Communications, Inc.	120,600	1,404,990
	FairPoint Communications, Inc.	19,600	264,208
* #	First Avenue Networks, Inc.	172,104	2,373,314
*	General Communications, Inc. Class A	454,735	5,947,934
*	GoAmerica, Inc.	117	350
	Hector Communications Corp.	28,187	842,791
	Hickory Tech Corp.	49,713	386,767
*	LCC International, Inc. Class A	169,112	635,861
*	Lynch Interactive Corp.	461	854,053
*	Metro One Telecommunications, Inc.	73,541	38,241
* #	Moscow CableCom Corp.	15,000	148,800
* #	Network Plus Corp.	10,000	18
	North Pittsburgh Systems, Inc.	130,562	3,290,162
*	Pac-West Telecomm, Inc.	167,800	144,308
*	Premiere Global Services, Inc.	630,825	4,731,188
*	Primus Telecommunications Group, Inc.	54,279	40,709
*	Rural Cellular Corp. Class A	119,050	1,590,508
*	Shared Technologies Cellular, Inc.	24,600	55
	Shenandoah Telecommunications Co.	700	31,136
*	SunCom Wireless Holdings, Inc.	539,200	857,328
	SureWest Communications	124,197	2,404,454
*	TALK America Holdings, Inc.	255,356	1,991,777
*	Time Warner Telecom, Inc.	17,496	266,464
*	UbiquiTel, Inc.	554,645	5,773,854
*	US LEC Corp.	258,313	873,098
*	Wireless Facilities, Inc.	571,704	2,126,739
*	Xeta Corp.	85,700	201,395
Total Telecommunication Services			59,756,392

Utilities — (1.4%)
	American States Water Co.	147,800	5,440,518
*	Aquila, Inc.	105,400	454,274
	Artesian Resources Corp. Class A	800	24,160
	California Water Service Group	154,647	5,803,902
	Cascade Natural Gas Corp.	99,500	2,089,500
#	Central Vermont Public Service Corp.	140,100	2,514,795
	CH Energy Group, Inc.	132,400	6,097,020
	Chesapeake Utilities Corp.	53,375	1,547,875

46

	Connecticut Water Services, Inc.	93,287	2,169,856
	Delta Natural Gas Co., Inc.	20,000	492,760
#	Empire District Electric Co.	228,900	4,990,020
	Energy West, Inc.	11,941	116,616
	EnergySouth, Inc.	76,425	2,436,429
*	Environmental Power Corp.	81,300	531,702
	Florida Public Utilities Co.	34,200	452,808
	Green Mountain Power Corp.	59,100	1,693,215
	Laclede Group, Inc.	187,400	6,306,010
	Maine & Maritimes Corp.	29,300	451,513
	MGE Energy, Inc.	180,459	5,583,401
	Middlesex Water Co.	59,900	1,085,388
	Otter Tail Corp.	46,924	1,224,247
	RGC Resources, Inc.	4,698	116,252
	SEMCO Energy, Inc.	273,120	1,515,816
	SJW Corp.	70,300	1,590,186
	South Jersey Industries, Inc.	164,864	4,428,247
	Southwest Water Co.	185,302	2,399,661
	UIL Holdings Corp.	127,561	7,045,194
	Unitil Corp.	39,567	985,218
	York Water Co.	9,198	257,544
Total Utilities			69,844,127

TOTAL COMMON STOCKS			4,430,149,812

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	205	0
* (R)	American Banknote Corp. Warrants Series 2 10/01/07	205	0
* #	Angeion Corp. Warrants 10/31/07	1,294	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	4,265	7,080
*	First Bank of Delaware Rights 06/19/06	21,406	1,713
*	Imperial Credit Industries, Inc. Warrants 01/31/08	1,010	0
*	Optical Cable Corp. Warrants 10/24/07	655	0
* #	RCN Corp. Warrants 12/21/06	3	0
*	Tengasco, Inc. Warrants 09/12/08	2,306	0

TOTAL RIGHTS/WARRANTS			8,793

		Face
		Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$9	0

47

TEMPORARY CASH INVESTMENTS — (10.3%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $170,070,000 FNMA 7.292%(r), 12/01/35, valued at $147,705,520) to be repurchased at $143,421,147	143,401	143,401,111
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $352,338,086 FNMA, rates ranging from 4.50% to 6.075%, maturities ranging from 01/01/21 to 04/01/36, valued at $346,364,460) to be repurchased at $334,734,339	334,687	334,687,483
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $29,287,000 FHLMC Notes 4.00%, 09/22/09, valued at $33,240,745) to be repurchased at $32,753,430	32,749	32,749,000
TOTAL TEMPORARY CASH INVESTMENTS		510,837,594

TOTAL INVESTMENTS - (100.0%)
(Cost $4,134,432,184)		$4,940,996,199

See accompanying Notes to Financial Statements.

48

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

		Shares	Value††

AUSTRALIA—(3.3%)
COMMON STOCKS—(3.3%)
	ABC Learning Centres, Ltd.	79,696	$438,746
	Amcor, Ltd.	924,800	4,617,592
	AMP, Ltd.	235,366	1,556,257
	Ansell, Ltd.	200,167	1,476,327
#	APN News & Media, Ltd	509,371	1,996,707
#	Australand Property Group	1,132,058	1,672,480
	AWB, Ltd.	385,762	1,232,901
	AXA Asia Pacific Holdings, Ltd.	2,837,724	12,794,525
	Bendigo Bank, Ltd.	15,095	144,256
	BlueScope Steel, Ltd.	1,281,166	7,374,419
	Boral, Ltd.	986,755	6,770,114
	Brickworks, Ltd.	78,415	732,380
	Caltex Australia, Ltd.	209,534	3,018,472
	Commonwealth Bank of Australia	1,376,609	44,863,141
	CSR, Ltd.	1,514,337	4,090,214
#	DCA Group, Ltd.	193,113	398,271
	Downer EDI, Ltd.	280,563	1,792,464
	Foster’s Group, Ltd.	3,157,551	12,667,157
	Futuris Corp., Ltd.	535,719	888,627
	Iluka Resources, Ltd.	188,660	944,356
	Insurance Australia Group, Ltd.	803,662	3,159,374
	John Fairfax Holdings, Ltd.	733,495	2,074,308
	Lend Lease Corp., Ltd.	594,092	5,915,398
	Lion Nathan, Ltd.	871,345	5,095,945
*	Mayne Pharma, Ltd	.1,332,732	2,708,751
	Mirvac, Ltd.	1,276,642	4,118,662
	National Australia Bank, Ltd.	2,491,633	66,188,216
*	National Australia Bank, Ltd. Sponsored ADR	3,700	493,765
	Onesteel, Ltd.	525,335	1,433,723
	Orica, Ltd.	1	18
	Origin Energy, Ltd.	907,717	4,709,345
	Paperlinx, Ltd.	727,704	1,678,698
	Promina Group, Ltd.	1,258,769	5,402,305
	Publishing and Broadcasting, Ltd.	190,851	2,676,042
	Qantas Airways, Ltd.	3,705,050	8,830,245
	Santos, Ltd.	1,005,880	8,745,060
#	Seven Network, Ltd.	136,508	873,032
	Symbion Health, Ltd.	1,348,886	3,192,997
	TABCORP Holdings, Ltd.	397,608	4,566,813
	Virgin Blue Holdings, Ltd.	205,902	253,565
	Zinifex, Ltd.	434,000	3,850,164

TOTAL—AUSTRALIA			245,435,832

1

AUSTRIA—(0.2%)
COMMON STOCKS—(0.2%)
#	Boehler-Uddeholm AG	17,654	3,673,117
	Voestalpine AG	74,323	10,551,661
#	Wienerberger AG	21,081	1,081,799

TOTAL—AUSTRIA			15,306,577

BELGIUM—(0.8%)
COMMON STOCKS—(0.8%)
#	Ackermns & Van Haaren SAA	4,187	306,340
	Banque Nationale de Belgique	1,049	4,224,006
	Bekaert SA	2,787	286,984
	Cofinimmo SA	1,108	186,741
	Compagnie Nationale a Portefeuille	4,029	1,438,958
*	Cumerio - Strip	2,009	207
#	Delhaize Freres & cie le Lio SA Molebeek-Saint Jean	231,485	14,864,903
	Dexia SA	386,808	9,491,522
	D’Ieteren NV SA	431	128,136
	Groupe Bruxelles Lambert SA	55,500	6,017,677
	InBev NV	169,938	8,170,331
	KBC Groep NV	32,088	3,449,106
	Suez SA	95,400	3,676,600
	Umicore	70,740	10,231,140
TOTAL COMMON STOCKS			62,472,651

RIGHTS/WARRANTS—(0.0%)
*	Umicore Strip VVPR	2,009	206

TOTAL—BELGIUM			62,472,857

CANADA—(2.1%)
COMMON STOCKS—(2.1%)
	Abitibi-Consolidated, Inc.	491,000	1,702,787
	AGF Management, Ltd. Class B Non-Voting	9,766	189,734
	Alcan, Inc.	651,733	34,145,721
	Astral Media, Inc. Class A	44,538	1,504,547
	Atco, Ltd. Class 1 Non-Voting	50,000	1,719,473
#	BCE, Inc.	590,300	14,314,038
*	Bombardier, Inc. Class B	893,900	2,637,472
	Canadian Pacific Railway, Ltd.	119,700	6,271,345
*	Canfor Corp.	105,200	1,222,478
*	Celestica, Inc. Subordinate Voting	254,500	2,428,321
*	CGI Group, Inc.	339,800	2,255,050
	Corus Entertainment, Inc. Class B Non-Voting	46,000	1,503,404
	E-L Financial Corp., Ltd.	600	345,892
	Emera, Inc.	27,000	462,787
	Empire Co., Ltd. Class A Non-Voting	25,400	945,438
#	Fairfax Financial Holdings, Inc. Subordinate Voting	16,800	1,921,743
	Gerdau Ameristeel Corp.	120,600	1,118,958
	Industrial Alliance Insurance & Financial Services, Inc.	70,200	2,071,267
*	Intrawest Corp.	47,800	1,548,781

2

#	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	28,100	310,210
#	Kingsway Financial Services, Inc.	29,400	592,537
	Kinross Gold Corp.	67,900	743,417
#	Magna International, Inc. Class A	132,799	10,308,048
	Manitoba Telecom Services, Inc.	16,600	683,290
	MDS, Inc.	147,913	2,786,377
	Mi Developments, Inc.	54,300	1,897,912
	New Maple Leaf Foods, Inc.	42,900	556,941
	Northbridge Financial Corp.	15,000	459,464
	Nova Chemicals Corp.	93,500	2,851,262
#	Quebecor, Inc. Class B Subordinate Voting	39,800	974,856
	Sherritt International Corp.	153,200	1,578,593
#	Sobeys, Inc.	22,400	796,354
	Sun Life Financial, Inc.	1,134,300	46,854,880
	Torstar Corp. Class B Non-Voting	53,300	1,013,257
	Transalta Corp.	274,255	5,801,309
	West Fraser Timber Co., Ltd.	31,600	1,065,765

TOTAL—CANADA			157,583,708

DENMARK—(1.0%)
COMMON STOCKS—(1.0%)
	A P Moller - Maersk A.S.	701	5,666,939
	Carlsberg A.S. Series B	76,475	5,356,980
#	Codan A.S.	57,000	3,964,096
#	Danisco A.S.	100,730	8,184,561
#	Danske Bank A.S.	652,453	24,919,086
*	Jyske Bank A.S.	89,350	5,908,801
#	Nordea Bank AB	475,918	5,770,317
	Sydbank A.S.	71,200	2,569,789
	Vestas Wind Systems A.S.	434,000	11,215,786

TOTAL—DENMARK			73,556,355

FINLAND—(1.0%)
COMMON STOCKS—(1.0%)
	Fortum Oyj	458,600	11,417,028
#	Huhtamaki Oyj	2,300	41,230
	Kemira Oyj	101,377	1,678,246
	Kesko Oyj	157,000	6,202,903
	Metso Oyj	164,166	5,849,644
	M-Real Oyj Series B	253,400	1,363,999
	Okobank Class A	130,000	1,935,547
	Outokumpu Oyj Series A	351,300	7,930,645
	Rautaruukki Oyj Series K	84,300	2,533,275
	Stora Enso Oyj Series R	922,500	12,904,177
	UPM-Kymmene Oyj	865,900	18,552,392
	Wartsila Corp. Oyj Series B	59,400	2,323,886

TOTAL—FINLAND			72,732,972

FRANCE—(10.0%)
COMMON STOCKS—(10.0%)
#	Air France-KLM	192,225	4,141,296

3

	Air Liquide SA Primes De Fid 02	9,820	2,027,168
	Arcelor SA	167,800	7,167,035
#	Assurances Generales de France (AGF)	177,559	21,504,110
#	AXA SA	2,905,543	101,114,594
#	BNP Paribas SA	1,631,174	152,184,305
#	Bongrain SA	7,145	490,124
*	Business Objects SA	94,856	2,791,941
#	Capgemini SA	181,712	9,978,022
#	Casino Guichard Perrachon SA	36,376	2,785,128
#	Ciments Francais SA	30,740	5,154,783
#	CNP Assurances	58,635	5,838,635
#	Compagnie de Saint-Gobain	598,264	41,924,341
#	Credit Agricole SA	27,709	1,034,784
#	Eiffage SA	12,754	952,052
	Esso SA	686	153,738
#*	Euler Hermes SA	10,758	1,232,345
	European Aeronautic Defence & Space Co.	497,789	17,749,000
#	Faurecia SA	30,445	1,962,949
#	Fimalac SA	24,668	2,098,007
#	Generale des Establissements Michelin SA Series B	242,490	15,878,047
#	Havas SA	300,744	1,505,800
#	Imerys SA	44,000	3,530,241
#	LaFarge SA	270,758	32,460,665
	Lafarge SA Prime Fidelity	85,542	10,281,701
#	Lagardere S.C.A. SA	10,900	861,149
#	Peugeot SA	287,794	18,309,219
#	PPR SA	101,748	12,627,478
	Remy Cointreau SA	56,022	2,995,997
#	Renault SA	379,599	43,689,082
#	Schneider Electric SA	329,932	34,250,009
#	SCOR SA	887,496	2,106,588
	SEB SA Prime Fidelity	9,900	1,108,035
# *	Societe BIC SA	52,288	3,500,877
# *	Societe Generale Paris	293,528	45,265,448
	Sodexho Alliance SA	122,494	5,476,428
#	Suez (ex Suez Lyonnaise des Eaux)	72,747	2,800,962
#	Technip SA	105,512	6,331,863
# *	Thomson	345,508	6,553,685
#	Unibail SA	46,997	7,732,298
# *	Valeo SA	109,691	4,203,535
#	Vivendi SA	2,554,386	91,718,072
TOTAL—FRANCE			735,471,536

GERMANY—(7.6%)
COMMON STOCKS—(7.6%)
	Allianz AG	236,944	36,776,040
	Allianz AG ADR	358,500	5,585,430
	AMB Generali Holding AG	38,497	5,309,361
	BASF AG	184,626	15,032,096
#	Bayer AG	498,853	22,396,531
	Bayerische Motoren Werke (BMW) AG	602,283	31,058,618
#	Bilfinger Berger AG	23,702	1,450,420
	Commerzbank AG	1,007,513	37,889,361

4

	DaimlerChrysler AG	1,734,297	91,158,033
	Deutsche Bank AG	781,091	89,759,655
	Deutsche Lufthansa AG	368,078	6,428,954
# *	Deutsche Telekom AG ADR	98,600	1,602,250
	E.ON AG	494,109	57,236,598
	E.ON AG ADR	69,600	2,676,120
#	Fraport AG	51,528	3,536,781
	GEA Group AG	254,625	4,435,135
	Hannover Rueckversicherung AG	63,997	2,339,633
	Heidelberger Druckmaschinen AG	34,552	1,570,311
#	Hochtief AG	120,552	7,049,807
	Hypo Real Estate Holding AG	84,277	5,320,322
*	Infineon Technologies AG	1,029,137	11,644,959
#	IVG Immobilien AG	30,276	929,615
*	Lanxess AG	49,885	2,014,327
	Linde AG	77,043	6,396,272
	Munchener Rueckversicherungs-Gesellschaft AG	324,285	43,847,002
#*	Salzgitter AG	13,041	1,136,634
	SCA Hygiene Products AG	3,550	1,461,379
#	Suedzucker AG	86,557	2,136,921
	ThyssenKrupp AG	563,346	19,331,704
	TUI AG	289,796	5,892,436
	Vattenfall Europe AG	48,201	3,129,167
	Volkswagen AG	499,652	35,384,221

TOTAL—GERMANY			561,916,093

GREECE—(0.3%)
COMMON STOCKS—(0.3%)
	Alpha Bank A.E.	58,867	1,471,386
	Bank of Greece	11,360	1,439,908
	Coca-Cola Hellenic Bottling Co. S.A.	42,602	1,346,351
*	Coca-Cola Hellenic Bottling Co. S.A. ADR	5,300	167,056
*	Emporiki Bank of Greece S.A.	78,672	2,453,901
	Hellenic Petroleum S.A.	289,844	3,846,669
*	Hellenic Telecommunication Organization Co. S.A.	519,959	11,548,399
	Hellenic Telecommunication Organization Co. S.A. ADR	86,500	972,260

TOTAL - GREECE			23,245,930

HONG KONG—(2.3%)
COMMON STOCKS—(2.3%)
	Cheung Kong Holdings, Ltd.	2,742,000	29,592,581
	China Overseas Land & Investment, Ltd	2,706,000	1,576,915
	China Travel International Investment Hong Kong, Ltd.	680,000	163,782
	China Unicom, Ltd.	5,346,000	4,692,308
#	CITIC International Financial Holdings, Ltd.	1,425,000	805,110
	Citic Pacific, Ltd.	934,000	2,770,877
	Great Eagle Holdings, Ltd.	308,987	955,005
	Hang Lung Group, Ltd.	2,518,000	5,809,242
	Henderson Land Development Co., Ltd.	1,122,000	5,842,038
	Hong Kong and Shanghai Hotels, Ltd.	892,417	1,037,614
	Hopewell Holdings, Ltd.	1,455,000	3,947,934
	Hutchison Whampoa, Ltd.	3,827,000	34,667,529

5

	Hysan Development Co., Ltd.	2,168,279	5,534,665
	Industrial & Commercial Bank of China (Asia), Ltd.	408,000	579,295
#	Kerry Properties, Ltd.	2,227,099	7,438,404
#	New World China Land, Ltd.	891,200	388,253
	New World Development Co., Ltd.	3,330,591	5,331,029
	Shanghai Industrial Holdings, Ltd.	1,094,000	2,163,438
	Shangri-La Asia, Ltd.	3,000,733	5,841,385
#	Sino Land Co., Ltd.	4,751,164	7,253,068
	Sun Hung Kai Properties, Ltd.	1,814,000	18,742,286
	Tsim Sha Tsui Properties, Ltd.	475,280	1,137,212
	Wharf Holdings, Ltd.	3,212,214	11,434,221
	Wheelock and Co., Ltd.	3,940,000	6,762,909
	Wheelock Properties, Ltd.	1,485,000	1,163,318
TOTAL — HONG KONG			165,630,418

IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
	Allied Irish Banks P.L.C.	688,656	16,547,128
	Bank of Ireland P.L.C.	1,181,012	21,451,186
	CRH P.L.C.	1,243,314	41,937,667
	Irish Life & Permanent PL.C.	650,175	15,675,433
TOTAL — IRELAND			95,611,414

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
#	Banca Monte Dei Paschi di Siena SpA	2,702,356	15,757,405
#	Banca Popolare di Milano Scarl	1,011,678	12,664,304
# *	Banca Popolare Italiana	437,995	4,339,544
	Banche Popolari Unite Scpa	213,649	5,317,803
#	Benetton Group SpA	181,249	2,700,813
#	Buzzi Unicem SpA	181,398	4,174,408
#	Caltagirone Editore SpA	184,888	1,613,541
#	Capitalia SpA	2,992,113	24,778,993
#	CIR SpA (Cie Industriale Riunite), Torino	500,000	1,448,056
#	Compagnia Assicuratrice Unipol SpA	1,822,774	5,601,876
*	Fastweb	19,822	979,198
# *	Fiat SpA	1,054,970	14,148,648
#	Fondiaria - Sai SpA	167,605	6,553,384
#	Italcementi SpA	341,502	8,297,368
#	Italmobiliare SpA	32,455	2,745,927
#	Milano Assicurazioni SpA	182,000	1,384,600
#	Pirelli & Co. SpA	1,486,658	1,423,261
#	SanPaolo IMI SpA	917,918	16,396,923
#	Societe Cattolica di Assicurazoni Scarl SpA	8,800	467,850
	Unicredito Italiano SpA	5,702,257	43,517,058
			174,310,960
TOTAL — ITALY

JAPAN — (13.7%)
COMMON STOCKS — (13.7%)
	Adeka Corp.	87,000	1,225,290
#	Aichi Steel Corp.	136,000	1,000,554

6

	Aioi Insurance Co., Ltd.	928,735	6,345,107
	Aisin Seiki Co., Ltd.	182,500	6,277,390
	Ajinomoto Co., Inc.	1,292,000	15,291,192
	Alpine Electronics, Inc.	36,800	527,009
	Alps Electric Co., Ltd.	166,000	2,179,110
	Amada Co., Ltd.	480,000	4,896,754
#	Anritsu Corp.	67,000	396,099
	Aoyama Trading Co., Ltd.	73,200	2,341,736
	Asahi Breweries, Ltd.	541,200	7,961,414
	Asatsu-Dk, Inc.	32,500	1,111,019
	Autobacs Seven Co., Ltd.	37,500	1,627,739
	Calsonic Kansei Corp.	190,000	1,353,185
	Canon Marketing Japan, Inc.	124,900	2,658,876
	Central Glass Co., Ltd.	235,000	1,385,817
	Chudenko Corp.	41,100	687,748
	Citizen Watch Co., Ltd.	462,000	4,275,075
	Coca-Cola West Japan Co., Ltd.	58,400	1,363,646
	Comsys Holdings Corp.	105,000	1,240,645
	Cosmo Oil Co., Ltd.	764,000	3,695,348
	Dai Nippon Printing Co., Ltd.	1,125,000	18,578,463
	Daibiru Corp.	9,000	101,126
	Daicel Chemical Industries, Ltd.	485,000	3,771,276
#	Daio Paper Corp.	87,000	880,300
	Daiwa House Industry Co., Ltd.	663,000	10,489,143
	Denso Corp.	22,500	786,669
	Ebara Corp.	253,000	1,151,215
	Ezaki Glico Co., Ltd.	174,600	1,814,761
	Fuji Electric Holdings Co., Ltd.	525,780	2,815,365
	Fuji Heavy Industries, Ltd.	820,000	4,872,751
	Fuji Oil Co., Ltd.	55,200	569,813
	Fuji Photo Film Co., Ltd.	868,000	28,457,751
	Fujikura, Ltd.	355,000	4,012,151
#	Fukuyama Transporting Co., Ltd.	266,000	1,001,043
	Futaba Corp.	16,000	424,093
#	Futaba Industrial Co., Ltd.	62,500	1,528,318
	Glory, Ltd.	83,700	1,710,169
	Gunze, Ltd.	248,000	1,482,830
	Hankyu Department Stores, Inc.	128,000	1,095,853
#	Hankyu Holdings, Inc.	174,000	910,255
	Heiwa Corp.	81,500	1,158,811
	Heiwado Co., Ltd.	43,000	865,087
	Hitachi Cable, Ltd.	236,000	1,107,934
	Hitachi Kokusai Electric, Inc.	87,000	1,043,746
	Hitachi Maxell, Ltd.	96,000	1,297,917
	Hitachi Metals, Ltd.	70,000	716,399
#	Hitachi Software Engineering Co., Ltd.	46,200	770,808
	Hitachi Transport System, Ltd.	111,000	1,086,456
	Hitachi, Ltd.	5,642,000	38,309,680
	Hokkoku Bank, Ltd.	351,000	1,598,965
	Hokuetsu Paper Mills, Ltd.	162,000	943,596
#	House Foods Corp.	117,000	1,851,060
*	INPEX Holdings, Inc.	498	4,409,321
#	Ishikawajima-Harima Heavy Industries Co., Ltd.	819,000	2,635,023
#	Itoham Foods, Inc.	132,000	563,675

7

	Japan Airport Terminal Co., Ltd.	68,300	687,346
	JS Group Corp.	357,500	7,541,563
	Juroku Bank, Ltd.	349,000	2,079,593
	Kadokawa Holdings, Inc.	15,200	545,689
	Kamigumi Co., Ltd.	357,000	2,908,214
	Kandenko Co., Ltd.	129,000	1,007,579
	Kanto Auto Works, Ltd.	12,600	165,443
	Katokichi Co., Ltd.	117,100	1,038,210
#	Kawasaki Heavy Industries, Ltd.	744,000	2,499,843
#	Kikkoman Corp.	259,000	3,295,262
	Kinden Corp.	185,000	1,667,010
	Kirin Brewery Co., Ltd.	1,399,000	22,395,330
#	Kissei Pharmaceutical Co., Ltd.	41,000	750,415
	Koito Manufacturing Co., Ltd.	35,000	549,794
	Kokuyo Co., Ltd.	107,300	1,892,707
	Komori Corp.	77,000	1,604,677
	Kuraray Co., Ltd.	592,000	7,153,280
	Kyocera Corp.	286,400	23,924,955
#	KYORIN Co., Ltd.	74,000	872,522
	Kyowa Hakko Kogyo Co., Ltd.	425,000	2,912,105
	Lintec Corp.	32,000	849,383
#	Mabuchi Motor Co., Ltd.	36,300	2,139,220
#	Maeda Corp.	196,000	1,119,302
	Makita Corp.	78,000	2,434,282
	Marubeni Corp.	603,000	3,281,361
	Marui Co., Ltd.	408,600	7,095,920
#	Maruichi Steel Tube, Ltd.	117,000	2,621,951
	Matsushita Electric Industrial Co., Ltd.	3,676,135	79,990,090
	Matsushita Electric Works, Ltd.	496,000	5,750,899
	Meiji Dairies Corp.	268,000	1,874,643
#	Meiji Seika Kaisha, Ltd. Tokyo	326,000	1,588,611
	Millea Holdings, Inc.	2,591	45,872,800
	Mitsubishi Gas Chemical Co., Inc.	257,000	3,156,061
	Mitsubishi Heavy Industries, Ltd.	5,345,000	23,769,396
	Mitsubishi Logistics Corp.	106,000	1,606,753
	Mitsui Chemicals, Inc.	948,800	6,706,190
	Mitsui Engineering and Shipbuilding Co., Ltd.	347,000	1,030,467
	Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,570,849
#	Mitsumi Electric Co., Ltd.	45,800	562,946
#	Mori Seiki Co., Ltd.	69,900	1,489,337
	Morinaga Milk Industry Co., Ltd.	160,000	601,635
	Musashino Bank, Ltd.	21,300	1,213,006
	Nagase & Co, Ltd.	162,000	2,296,785
	NEC Corp.	599,000	3,610,314
	NGK Insulators, Ltd.	118,000	1,405,429
	NGK Spark Plug Co., Ltd.	131,000	2,627,252
	Nichicon Corp.	72,900	915,217
	Nichirei Corp.	180,000	977,286
#	Nifco, Inc.	37,000	765,038
	Nihon Unisys, Ltd.	69,100	1,082,889
	Nikko Cordial Corp.	36,000	531,194
	Nippon Express Co., Ltd.	1,094,000	5,506,676
#	Nippon Kayaku Co., Ltd.	128,000	1,093,533
	Nippon Light Metal Co., Ltd.	632,000	1,694,804

8

	Nippon Meat Packers, Inc.	248,000	3,130,556
	Nippon Mitsubishi Oil Corp.	2,211,050	16,235,924
	Nippon Paint Co., Ltd.	295,000	1,386,825
	Nippon Paper Group, Inc.	1,411	5,829,567
#	Nippon Sheet Glass Co., Ltd.	663,000	3,474,267
	Nippon Shokubai Co., Ltd.	163,000	2,043,114
	Nippon Suisan Kaisha, Ltd.	254,000	1,282,813
	Nippon Television Network Corp.	9,400	1,342,891
#	Nipro Corp.	42,000	786,051
#	Nishimatsu Construction Co., Ltd.	364,000	1,450,640
	Nishi-Nippon Railroad Co., Ltd.	78,000	287,164
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,402,892
	Nisshin Seifun Group, Inc.	260,500	2,817,141
	Nisshin Steel Co., Ltd.	1,174,000	3,951,682
	Nisshinbo Industries, Inc.	305,000	3,259,554
	Nissin Food Products Co., Ltd.	94,200	3,302,204
	NSK, Ltd.	285,000	2,416,242
	Obayashi Corp.	794,000	5,634,505
	Oji Paper Co., Ltd.	1,199,000	6,720,696
	Okumura Corp.	311,000	1,733,018
	Ono Pharmaceutical Co., Ltd.	215,000	10,509,432
	Onward Kashiyama Co., Ltd.	125,000	1,842,821
	Oriental Land Co., Ltd.	73,200	4,263,715
#	PanaHome Corp.	106,000	916,283
	Pioneer Electronic Corp.	218,000	3,622,482
	Promise Co., Ltd.	60,500	3,627,034
	Q.P. Corp.	136,600	1,284,428
	Rengo Co., Ltd.	286,000	2,303,429
	Ricoh Co., Ltd., Tokyo	802,000	15,713,512
	Rinnai Corp.	50,200	1,492,181
	Ryosan Co., Ltd.	33,600	957,290
	Sanwa Shutter Corp.	238,000	1,521,251
#	Sanyo Chemical Industries, Ltd.	54,000	445,211
# *	Sanyo Electric Co., Ltd.	1,981,000	4,761,517
	Sapporo Hokuyo Holdings, Inc.	408	4,843,431
	Sapporo Holdings, Ltd.	36,000	176,527
#	Seiko Epson Corp.	162,400	4,364,798
	Seino Holdings Co., Ltd.	216,000	2,267,225
	Sekisui Chemical Co., Ltd.	689,000	5,865,275
	Sekisui House, Ltd.	942,000	13,291,680
	SFCG Co., Ltd.	8,010	1,753,185
	Shiga Bank, Ltd.	272,000	1,833,591
	Shikoku Bank, Ltd.	186,000	921,803
#	Shima Seiki Manufacturing Co., Ltd.	23,700	596,249
	Shimachu Co., Ltd.	59,100	1,642,495
	Shinko Securities Co., Ltd.	540,000	2,609,001
	Shizuoka Bank, Ltd.	861,000	9,057,888
	Sohgo Security Services Co.,Ltd.	101,300	1,716,395
	Sompo Japan Insurance, Inc.	1,937,000	24,731,531
	Sony Corp.	971,100	43,830,011
	Sumitomo Bakelite Co., Ltd.	105,000	988,693
	Sumitomo Corp.	471,000	6,157,793
	Sumitomo Electric Industries, Ltd.	899,000	12,926,746
	Sumitomo Forestry Co., Ltd.	158,000	1,633,811

9

	Sumitomo Metal Mining Co., Ltd.	33,000	433,761
	Sumitomo Osaka Cement Co., Ltd.	534,000	1,770,930
	Sumitomo Trust & Banking Co, Ltd.	695,000	6,686,702
#	Sumitomo Warehouse Co., Ltd.	174,000	1,217,758
	Suzuken Co., Ltd.	99,700	4,117,722
	Suzuki Motor Corp.	841,200	19,588,799
	Taiheiyo Cement Corp.	1,209,800	5,092,750
	Taisho Pharmaceutical Co., Ltd.	217,000	3,990,695
#	Taiyo Yuden Co., Ltd.	152,000	2,010,025
	Takara Standard Co., Ltd.	118,000	727,538
	Takashimaya Co., Ltd.	105,000	1,408,530
	Tanabe Seiyaku Co., Ltd.	546,000	6,668,859
	TDK Corp.	123,600	10,050,858
	Teijin, Ltd.	893,000	6,354,444
	The 77 Bank, Ltd.	464,000	3,448,081
	The Aichi Bank, Ltd.	11,100	1,209,104
	The Akita Bank, Ltd.	115,000	611,928
	The Awa Bank, Ltd.	246,600	1,568,220
	The Bank of Iwate, Ltd.	19,600	1,234,202
	The Bank of Kyoto, Ltd.	363,400	3,755,703
	The Bank of Nagoya, Ltd.	213,000	1,461,438
	The Chiba Bank, Ltd.	365,000	3,299,589
	The Chugoku Bank, Ltd.	247,800	3,619,172
	The Daishi Bank, Ltd.	381,000	1,801,019
	The Fuji Fire & Marine Insurance Co, Ltd.	297,000	1,247,522
	The Fukui Bank, Ltd.	343,000	1,223,067
	The Fukuoka Bank, Ltd.	702,000	5,130,388
	The Gunma Bank, Ltd.	529,000	3,973,779
	The Hachijuni Bank, Ltd.	695,000	5,509,350
	The Higo Bank, Ltd.	308,000	2,317,108
	The Hiroshima Bank, Ltd.	70,000	418,862
	The Hyakugo Bank, Ltd.	266,000	1,795,681
	The Hyakujishi Bank, Ltd.	329,000	2,284,788
	The Iyo Bank, Ltd.	329,000	3,281,914
	The Joyo Bank, Ltd.	1,034,000	6,090,984
	The Kagoshima Bank, Ltd.	273,000	2,125,466
	The Keiyo Bank, Ltd.	212,000	1,397,923
	The Nanto Bank, Ltd.	317,000	1,793,775
	The Nisshin Oillio Group, Ltd.	147,000	1,093,307
	The Ogaki Kyoritsu Bank, Ltd.	297,000	1,473,419
	The Oita Bank, Ltd.	147,000	1,146,639
	The San-in Godo Bank, Ltd.	267,000	2,581,037
	Toda Corp.	269,000	1,248,060
	Toho Bank, Ltd.	285,000	1,373,341
	Tokai Rubber Industries, Ltd.	6,000	97,889
	Tokai Tokyo Securities Co., Ltd.	155,000	1,005,733
	Tokyo Broadcasting System, Inc.	73,400	2,023,351
	Tokyo Dome Corp.	124,000	782,525
	Tokyo Steel Manufacturing Co., Ltd.	148,400	3,305,994
	Tokyo Style Co., Ltd.	133,000	1,673,063
	Tokyo Tatemono Co., Ltd.	115,000	1,224,717
	Toppan Forms Co., Ltd.	48,500	680,101
	Toppan Printing Co., Ltd.	841,000	10,563,976
	Toshiba TEC Corp.	181,000	865,923

10

Toyo Ink Manufacturing Co., Ltd.	213,000	967,799
Toyo Seikan Kaisha, Ltd.	287,600	5,328,843
Toyo Suisan Kaisha, Ltd.	88,000	1,459,181
Toyoda Gosei Co., Ltd.	57,300	1,356,951
Toyota Auto Body Co., Ltd.	105,100	1,885,737
TV Asahi Corp.	931	2,233,723
UFJ NICOS Co., Ltd.	191,000	1,605,757
UNY Co., Ltd.	218,000	3,422,137
# Victor Co. of Japan, Ltd.	160,000	832,307
Wacoal Corp.	149,000	2,202,648
Yamaguchi Bank, Ltd.	205,000	3,120,883
Yamaha Corp.	250,100	5,139,301
Yamanashi Chuo Bank, Ltd.	241,000	1,772,207
Yamatake Corp.	47,700	1,217,937
Yamato Kogyo Co., Ltd.	55,000	1,218,418
Yamazaki Baking Co., Ltd.	155,000	1,303,836
Yodogawa Steel Works, Ltd.	176,000	1,020,963
Yokohama Rubber Co., Ltd.	410,000	1,916,823
York-Benimaru Co., Ltd.	29,300	893,760
TOTAL — JAPAN		1,006,688,812

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	0

NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
ABN AMRO Holding NV	606,177	16,746,382
ABN AMRO Holding NV ADR	83,700	2,316,816
Aegon NV	3,298,073	55,007,972
Buhrmann NV	137,429	2,134,676
Hunter Douglas NV	47,815	3,391,059
ING Groep NV	2,993,405	117,264,818
ING Groep NV ADR	133,700	5,242,377
* Koninklijke Ahold NV	1,815,643	14,827,133
Koninklijke DSM NV	270,057	11,458,891
Koninklijke KPN NV	1,786,668	20,519,793
Koninklijke Philips Electronics NV	2,126,781	67,135,646
Koninklijke Philips Electronics NV ADR	133,700	4,226,257
Telegraaf Media Groep NV	6,800	186,519
TOTAL — NETHERLANDS		320,458,339

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	538,327	424,938
Contact Energy, Ltd.	61,970	306,877
Fisher & Paykel Apppliances Holdings, Ltd	296,231	827,645
Fletcher Building, Ltd.	790,831	4,582,196
TOTAL — NEW ZEALAND		6,141,656

11

NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
#	DNB Nor ASA Series A	1,363,794	17,544,461
# *	Fred Olsen Energy ASA	34,000	1,529,234
#	Norsk Hydro ASA	1,451,100	40,881,083
#	Norske Skogindustrier ASA Series A	353,571	5,125,242
#	Orkla ASA Series A	289,450	14,293,811
#	Storebrand ASA	713,900	7,712,623
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	11,850	396,400
TOTAL — NORWAY			87,482,854

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	635,057	4,658,401
	Banco Comercial Portugues SA	3,187,633	9,225,892
#	Banco Espirito Santo SA	192,268	2,726,286
*	Banco Espirito Santo SA New	96,134	1,363,143
*	Banco Espirito Santo SA New - Bonus	32,044	454,381
#	Cimpor Cimentos de Portugal SA	310,009	2,142,213
#	Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	3,973,878
TOTAL — PORTUGAL			24,544,194

SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
	Allgreen Properties, Ltd.	554,000	443,387
#	Creative Technology Co., Ltd.	39,550	223,717
	DBS Group Holdings, Ltd.	1,106,000	12,176,192
	Fraser & Neave, Ltd	484,290	5,900,250
#	Keppel Land, Ltd.	258,000	660,402
*	K-REIT Asia	51,600	47,389
	Neptune Orient Lines, Ltd.	733,000	889,360
	Singapore Airlines, Ltd.	1,258,000	9,922,341
	Singapore Land, Ltd.	723,000	2,898,707
*	STATS ChipPAC, Ltd.	828,000	538,949
*	STATS ChipPAC, Ltd. ADR	161,200	1,031,680
	United Overseas Bank, Ltd.	66,000	624,779
	UOL Group, Ltd.	1,740,600	3,200,082
TOTAL — SINGAPORE			38,557,235

SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
	Abertis Infraestructuras SA	248,199	5,946,934
#	Acciona SA	45,268	7,311,176
#	Acerinox SA	261,360	4,387,663
#	Arcelor SA	30,000	1,283,781
	Banco de Andalucia SA	900	111,568
	Banco de Sabadell SA	412,023	14,334,069
#	Banco Pastor SA	59,400	3,050,687
	Banco Santander Central Hispano SA	6,789,395	97,980,198

12

	Banco Santander Central Hispano SA Sponsored ADR	398,400	5,756,880
	Cementos Portland Valderrivas SA	21,016	2,358,819
	Corp Mapfre SA	146,555	2,841,562
#	Ebro Puleva SA	120,322	2,354,086
	Endesa SA	1,557,828	52,212,933
#	Gas Natural SDG SA	213,778	6,472,531
	Iberdrola SA	535,000	17,168,116
	Iberia Lineas Aereas de Espana SA	617,500	1,560,865
	Inmobiliaria Urbis SA	96,328	2,064,435
	Repsol YPF SA	1,547,213	43,220,354
#	Sacyr Vallehermoso SA	28,807	905,724
	Sociedad General de Aguas de Barcelona SA Class A	120,678	3,367,804
#	Sol Melia SA	157,217	2,405,926
	Union Fenosa SA	230,000	8,974,670
TOTAL COMMON STOCKS			286,070,781

RIGHTS/WARRANTS — (0.0%)
*	Abertis Infraestructuras SA Rights 06/02/06	248,199	292,597
*	Sacry Vallehermoso SA Rights 06/06/06	28,807	33,222
TOTAL RIGHTS/WARRANTS			325,819

TOTAL — SPAIN			286,396,600

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
	Cardo AB	2,900	94,338
#	Electrolux AB Series B	324,100	8,996,908
	Fabege AB	173,980	3,064,340
#	Gambro AB Series A	515,400	8,022,184
	Gambro AB Series B	216,300	3,382,159
	Holmen AB Series A	6,300	265,652
	Holmen AB Series B	155,700	6,347,796
	NCC AB Series B	59,700	1,384,603
	Nordea Bank AB	3,078,600	37,187,021
	Skandinaviska Enskilda Banken Series A	546,400	13,025,113
	Skandinaviska Enskilda Banken Series C	9,800	230,269
#	SKF AB Series A	90,600	1,428,805
#	SKF AB Series B	118,800	1,882,553
	SSAB Svenskt Stal Series A	180,800	10,312,405
	SSAB Svenskt Stal Series B	60,500	3,182,960
	Svenska Cellulosa AB Series A	19,000	785,918
	Svenska Cellulosa AB Series B	221,100	9,211,584
#	Svenska Handelsbanken Series A	365,500	9,772,176
#	Tele2 AB Series B	184,250	1,937,283
#	TeliaSonera AB	2,921,500	17,756,549
	Trelleborg AB Series B	160,600	3,278,405
	Volvo AB Series A	243,200	11,659,261
	Volvo AB Series B	443,400	21,738,353
	Wihlborgs Fastigheter AB	69,592	1,120,108

TOTAL — SWEDEN			176,066,743

SWITZERLAND — (4.9%)

13

COMMON STOCKS — (4.9%)
	Baloise-Holding AG	214,760	15,978,962
	Banque Cantonale Vaudoise	12,608	4,700,639
	Ciba Specialty Chemicals AG	81,000	4,713,542
*	Clariant AG	150,221	2,265,395
	Compagnie Financiere Richemont AG Series A	1,251,000	58,452,289
	Credit Suisse Group	1,756,088	101,563,760
#	Givaudan SA	5,792	4,693,320
	Holcim, Ltd.	232,376	18,237,474
	Pargesa Holding SA	96,750	9,125,555
*	PSP Swiss Property AG	109,600	5,625,114
*	Sig Holding AG	10,888	2,301,011
	St. Galler Kantonalbank	10,146	3,519,788
	Swiss Life Holding	132,137	30,568,586
#	Swiss Reinsurance Co.	371,429	26,127,726
	Syngenta AG	165,100	22,714,067
*	Unaxis Holding AG	32,999	9,295,938
	Zurich Financial SVCS AG	167,090	37,785,022

TOTAL — SWITZERLAND			357,668,188

UNITED KINGDOM — (15.7%)
COMMON STOCKS — (15.7%)
	Amvescap P.L.C.	655,026	6,352,772
	Amvescap P.L.C. ADR	100,700	1,968,685
	Anglo American P.L.C.	2,904,256	116,722,053
	Arriva P.L.C.	231,050	2,329,517
	Associated British Foods P.L.C.	1,019,205	14,103,893
	Associated British Ports Holdings P.L.C.	378,800	5,462,918
	Aviva P.L.C.	2,630,567	36,487,346
	AWG P.L.C.	76,018	1,555,313
	BAA P.L.C.	1,792,377	29,244,905
	BAE Systems P.L.C.	4,091,396	29,245,585
	Barratt Developments P.L.C.	338,959	5,832,841
	BBA Group P.L.C.	698,015	3,213,512
	Bellway P.L.C.	38,000	801,715
	Bovis Homes Group P.L.C.	132,000	2,026,359
	Bradford & Bingley PL.C.	568,636	4,999,792
*	British Airways P.L.C.	1,839,331	11,736,121
	British Land Co. P.L.C.	885,883	21,005,306
	Brixton P.L.C.	359,333	3,235,785
	Cable and Wireless P.L.C.	3,611,659	6,979,803
	Carnival P.L.C.	174,347	7,076,176
*	Colt Telecom Group P.L.C.	698,726	836,688
	Compass Group P.L.C.	3,204,915	14,177,148
	Corus Group P.L.C.	1,262,597	9,247,152
	Derwent Valley Holdings P.L.C.	49,351	1,356,590
	DSG International	2,312,861	8,436,575
*	easyJet P.L.C.	350,876	2,289,422
	Enterprise Inns P.L.C.	41,847	730,750
	Friends Provident P.L.C.	2,672,412	8,871,080
	GKN P.L.C.	851,321	4,329,794
	Great Portland Estates P.L.C.	239,324	2,095,005
	Greene King P.L.C.	210,526	2,980,775

14

	Hammerson P.L.C.	468,800	9,971,361
	Hanson P.L.C.	1,215,181	14,851,827
	HBOS P.L.C.	6,510,107	111,349,242
*	Henderson Group P.L.C.	404,000	581,761
	InterContinental Hotels Group P.L.C.	338,126	5,759,892
	International Power P.L.C.	2,525,271	13,685,734
	ITV P.L.C.	6,357,283	12,608,968
	Johnston Press P.L.C.	140,518	1,208,148
	Kelda Group P.L.C.	161,510	2,278,871
	Kingfisher P.L.C.	3,493,636	14,795,919
	Ladbrokes P.L.C.	1,212,438	8,993,452
	Land Securities Group P.L.C.	402,724	13,719,676
	Liberty International P.L.C.	469,345	9,148,590
	London Merchant Securities P.L.C.	358,862	1,683,790
	MFI Furniture Group P.L.C.	66,600	143,705
	Millennium and Copthorne Hotels P.L.C.	493,245	3,952,187
	Mitchells & Butlers PL.C.	630,549	5,887,994
	Morrison (Wm.) Supermarkets P.L.C.	2,781,217	10,187,318
	Pearson P.L.C.	924,664	12,510,582
	Pearson P.L.C. Sponsored ADR	47,300	643,280
	Pennon Group P.L.C.	54,820	1,301,581
	Persimmon P.L.C.	330,998	7,436,423
*	Premier Oil P.L.C.	119,812	2,195,429
	Resolution P.L.C.	278,864	3,578,833
	Rio Tinto P.L.C.	924	51,271
*	Rolls-Royce Group P.L.C.	2,803,784	21,668,756
*	Rolls-Royce Group P.L.C. Class B	150,843,579	294,793
	Royal & Sun Alliance Insurance Group PL.C.	5,108,945	12,286,070
	Royal Bank of Scotland Group P.L.C.	5,122,181	165,261,202
	SABmiller P.L.C.	57,339	1,072,006
	Sainsbury (J.) P.L.C.	2,650,025	15,832,687
	Scottish & Newcastle PL.C.	1,124,419	10,430,021
	Scottish Power P.L.C.	1,698,141	17,758,128
*	Scottish Power P.L.C. Series B	713,219	4,821,752
	Severn Trent P.L.C.	210,597	4,439,404
	Shire P.L.C.	243,332	3,557,483
	Signet Group P.L.C. Sponsored ADR	5,200	91,728
	Slough Estates P.L.C.	706,900	8,054,057
	Stanley Leisure P.L.C.	101,834	1,255,445
	Tate & Lyle PL.C.	660,070	7,053,324
	Taylor Woodrow P.L.C.	998,309	6,277,631
*	The Berkeley Group Holdings P.L.C.	228,802	4,754,982
	Trinity Mirror P.L.C.	495,640	4,723,245
	United Utilities P.L.C.	265,595	3,285,020
	Vodafone Group P.L.C.	70,485,499	162,265,817
	Vodafone Group P.L.C. ADR	75,000	1,725,000
	Whitbread P.L.C.	459,897	9,029,970
	Wilson Bowden P.L.C.	105,900	2,790,254
	Wimpey (George) P.L.C.	477,721	4,134,807
	Wolverhampton & Dudley Breweries PL.C.	107,366	2,534,479
	Woolworths Group P.L.C.	2,125,199	1,253,145
	WPP Group P.L.C.	1,459,435	17,990,428
	WPP Group P.L.C. ADR	22,845	1,407,252
	Xstrata P.L.C.	620,563	24,727,112

15

TOTAL COMMON STOCKS		1,155,033,208

RIGHTS/WARRANTS — (0.0%)
* Colt Telecom Group P.L.C. Rights For Claims Purposes	698,726	13,067

TOTAL — UNITED KINGDOM		1,155,046,275

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (20.6%)
@	Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $806,530,000 U.S. STRIPS 0.0%, 05/15/18; 08/15/19; & U.S. Treasury Notes, rates ranging from 2.500% to 4.375%, maturities ranging from 09/30/06 to U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bill 4.754%(y), 07/27/06; U.S. Treasury Bond 8.125%,12/31/07, valued at $700,806,378) to be repurchased at $687,158,486	$687,065	687,064,969
@	Repurchase Agreement, Goldman, Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $562,329,252 FHLB Notes, rates ranging from 3.625% to 5.125%, maturities ranging from 06/18/08 to 11/14/08; FHLMC, rates ranging from 4.75% to 7.00%, maturities ranging from 05/21/09 to 02/22/16; & FNMA, rates ranging from 2.500% to 6.375%, maturities ranging from 06/15/08 to 06/15/09, valued at $561,078,072) to be repurchased at $550,076,542	550,000	550,000,000
@	Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $411,387,493 U.S. STRIPS, rates ranging from 0% to 7.250%, maturities ranging from 11/15/06 to 05/15/24, valued at $255,000,000) to be repurchased at $250,034,167	250,000	250,000,000
	Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $21,570,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,481,950) to be repurchased at $24,123,263	24,120	24,120,000
	TOTAL TEMPORARY CASH INVESTMENTS		1,511,184,969

TOTAL INVESTMENTS - (100.0%)
(Cost $5,717,286,659)			$7,353,510,517

See accompanying Notes to Financial Statements.

16

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.9%)
Consumer Discretionary — (17.3%)
#	ABILIT Corp.	99,800	$1,133,630
	Aeon Fantasy Co., Ltd.	41,560	1,543,845
	Ahresty Corp.	55,800	1,432,968
	Aichi Machine Industry Co., Ltd.	228,000	735,818
	Aigun Co., Ltd.	50,600	437,578
#	Aisan Industry Co., Ltd.	153,600	1,656,494
#	Akebono Brake Industry Co., Ltd.	317,000	3,055,772
	Akindo Sushiro Co., Ltd.	12,600	471,770
#	Alpha Corp.	23,700	1,160,207
	Alpine Electronics, Inc.	193,900	2,776,822
	Amuse, Inc.	20,000	361,706
# *	Anrakutei Co., Ltd.	50,000	343,287
	AOI Advertising Promotion, Inc.	30,500	259,770
	AOKI Holdings, Inc.	128,800	2,392,508
	Araya Industrial Co., Ltd.	143,000	377,151
*	Asahi Tec Corp.	145,000	354,895
	Ashimori Industry Co., Ltd.	147,000	412,366
	Asics Trading Co., Ltd.	20,000	283,557
	Asti Corp.	20,000	296,997
*	Atom Corp.	44,300	238,350
	Atsugi Co., Ltd.	568,000	841,357
#	Aucnet, Inc.	23,600	348,071
#	Avex Group Holdings, Inc.	116,900	3,102,739
	Belluna Co., Ltd.	146,060	2,833,420
#	Best Denki Co., Ltd.	458,000	1,857,654
#	Bookoff Corp.	48,000	1,019,487
#	Cabin Co., Ltd.	103,000	582,175
#	Catena Corp.	92,000	266,299
# *	Cecile Co., Ltd.	102,600	510,695
	Chiyoda Co., Ltd.	120,800	2,945,212
	Chofu Seisakusho Co., Ltd.	54,500	1,207,314
# *	Chori Co., Ltd.	427,000	891,217
	Chuo Spring Co., Ltd., Nagoya	171,000	979,014
#	Clarion Co., Ltd.	771,000	1,313,213
	Cleanup Corp.	123,000	1,188,762
#	Colowide Co., Ltd.	165,950	1,192,707
# *	Columbia Music Entertainment, Inc.	409,000	488,816
	Corona Corp.	83,800	1,494,097
	Cross Plus, Inc.	20,200	572,942
#	Cybozu, Inc.	1,352	866,837
#	D&M Holdings, Inc.	241,000	894,054
	Daido Kogyo Co., Ltd.	106,000	348,440
#	Daido Metal Co., Ltd.	106,000	750,725

1

#	Daidoh, Ltd.	116,000	1,635,293
#	Daiki Co., Ltd.	67,200	818,136
#	Daikoku Denki Co., Ltd.	41,000	1,424,305
	Dainichi Co., Ltd.	52,500	525,800
	Daisyo Corp.	53,200	817,040
*	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	90,843
# *	Daiwa Seiko, Inc.	343,000	716,389
#	Daiwabo Co., Ltd.	371,000	1,672,599
	Descente, Ltd.	208,000	1,067,360
# *	Dia Kensetsu Co., Ltd.	241,800	430,715
#	Doshisha Co., Ltd.	50,900	1,073,102
	Doutor Coffee Co., Ltd.	69,800	1,196,642
#	Dynic Corp.	98,000	334,130
#	Eagle Industry Co., Ltd.	133,000	1,513,046
# *	Econach Co., Ltd.	112,000	153,732
	Edosawa Co., Ltd.	12,000	52,639
	Eikoh, Inc.	41,800	240,131
	Exedy Corp.	129,400	4,370,221
#	F.D.C. Products, Inc.	31,119	571,402
	Fine Sinter Co., Ltd.	49,000	254,389
	Foster Electric Co., Ltd.	66,000	1,194,457
#	France Bed Holdings Co., Ltd.	685,000	1,554,412
#	Fuji Co., Ltd.	90,500	1,470,561
#	Fuji Corp, Ltd.	81,000	594,520
#	Fuji Kiko Co., Ltd.	128,000	428,148
#	Fuji Kyuko Co., Ltd.	313,000	1,403,013
*	Fujibo Holdings, Inc.	292,000	839,433
	Fujikura Rubber, Ltd.	54,000	434,189
# *	Fujita Kanko, Inc.	317,000	2,270,710
	Fujitsu Business Systems, Ltd.	69,200	1,168,874
# *	Fujitsu General, Ltd.	273,000	861,179
# *	Furukawa Battery Co., Ltd.	73,000	174,752
	Fuso Lexel, Inc.	44,000	445,608
	G-7 Holdings, Inc.	29,200	233,314
	Gakken Co., Ltd.	247,000	711,322
#	Genki Sushi Co., Ltd.	17,200	193,051
	Gigas K’s Denki Corp.	119,572	3,421,181
	Global-Dining, Inc.	13,300	133,594
*	Goldwin, Inc.	141,000	469,715
	Gourmet Kineya Co., Ltd.	55,000	438,331
*	GSI Creos Corp.	153,000	257,976
#	Gulliver International Co., Ltd.	22,880	2,618,719
	Happinet Corp.	29,900	737,775
	Haruyama Trading Co., Ltd.	40,900	583,247
	Himaraya Co., Ltd.	26,300	328,220
	HIS Co., Ltd.	91,800	2,523,060
	Hitachi Powdered Metal Co., Ltd.	78,000	499,918
#	Homac Corp.	121,700	2,076,666
	Horipro, Inc.	36,500	381,635
# *	Ichida and Co., Ltd.	60,400	86,068
	Ichikawa Co., Ltd.	63,000	263,111
#	Ichikoh Industries, Ltd.	224,000	702,474
#	Imasen Electric Industrial Co., Ltd.	35,700	379,167
#	Impact 21 Co., Ltd.	55,700	1,285,893
#	Impress Holdings, Inc.	907	307,781

2

	Inaba Seisakusho Co., Ltd.	49,700	832,010
	Ishizuka Glass Co., Ltd.	81,000	252,584
*	Izuhakone Railway Co., Ltd.	300	14,394
# *	Izutsuya Co., Ltd.	252,000	376,737
# *	Janome Sewing Machine Co., Ltd.	470,000	879,149
#	Japan Vilene Co., Ltd.	185,000	1,343,543
#	Jeans Mate Corp.	31,008	370,214
# *	Joban Kosan Co., Ltd.	193,000	360,722
	Joint Corp.	107,200	3,265,879
#	Joshin Denki Co., Ltd.	163,000	1,213,716
	Juki Corp.	330,000	1,531,837
	Juntendo Co., Ltd.	35,000	73,796
#	Jyomo Co., Ltd.	86,000	159,621
	Kabuki-Za Co., Ltd.	32,000	1,415,617
	Kadokawa Holdings, Inc.	73,600	2,642,283
#	Kahma Co., Ltd.	94,600	2,583,836
	Kanto Auto Works, Ltd.	202,800	2,662,849
	Kasai Kogyo Co., Ltd.	95,000	451,600
	Kato Sangyo Co., Ltd.	101,700	1,696,958
# *	Kawai Musical Instruments Manufacturing Co., Ltd.	186,000	384,753
*	Kawushima Textile Manufacturers, Ltd.	216,000	436,300
#	Kayaba Industry Co., Ltd.	605,000	2,398,802
	Keiiyu Co., Ltd.	55,200	535,553
#	Keiyo Co., Ltd.	146,900	1,421,022
#	Kentucky Fried Chicken Japan, Ltd.	64,000	1,210,724
	Kenwood Corp.	1,004,000	1,955,496
#	Kinki Nippon Tourist Co., Ltd.	213,000	885,819
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	300,917
#	Kisoji Co., Ltd.	65,800	1,288,337
	Kockisha Co., Ltd.	13,600	282,703
#	Kohnan Shoji Co., Ltd.	69,500	994,855
#	Kojima Co., Ltd.	102,200	1,276,431
	Komatsu Seiren Co., Ltd.	91,000	393,345
	Konaka Co., Ltd.	63,600	1,337,676
	Kurabo Industries, Ltd.	685,000	2,130,365
	Kuroganeya Co., Ltd.	14,000	67,484
#	Kyoritsu Maintenance Co., Ltd.	33,300	1,196,973
	Kyoto Kimono Yuzen Co., Ltd.	503	915,932
	Kyowa Leather Cloth Co., Ltd.	58,000	430,177
#	Laox Co., Ltd.	167,000	581,971
# *	livedoor auto Co., Ltd.	627,200	732,917
*	Look, Inc.	72,000	204,474
	Maczawa Kyuso Industries Co., Ltd.	39,200	636,063
*	Magara Construction Co., Ltd.	108,000	241,378
# *	Mamiya-Op Co., Ltd.	88,000	117,816
	Marche Corp.	10,700	98,061
#	Mars Engineering Corp.	62,400	1,813,188
#	Marubeni Telecom Co., Ltd.	207	238,603
	Maruei Department Store Co., Ltd.	107,000	235,575
	Maruzen Co., Ltd. (5982)	46,000	376,776
# *	Maruzen Co., Ltd. (8236)	263,000	440,326
#	Matsuya Co., Ltd.	147,000	2,429,407
	Matsuya Foods Co., Ltd.	47,700	908,782
#	Matsuzakaya Co., Ltd.	320,077	2,387,980

3

	Meiwa Industry Co., Ltd.	38,000	180,797
#	Misawa Resort Co., Ltd.	143,000	620,924
#	Mitsuba Corp.	128,690	1,491,660
	Mitsui Home Co., Ltd.	179,000	1,376,103
	Miyuki Keori Co., Ltd.	86,000	410,538
	Mizuno Corp.	363,000	2,423,727
#	MOS Food Services, Inc.	88,000	1,323,026
	MR Max Corp.	94,300	487,194
	Mutow Co., Ltd.	62,300	317,979
# *	Naigai Co., Ltd.	190,000	245,181
#	Nexyz Corp.	2,700	195,027
	Nice Corp.	323,000	1,226,280
#	Nichimo Corp.	307,000	360,288
#	Nidec Copal Corp.	154,000	2,247,505
#	Nidec Tosok Corp.	54,600	770,983
	Nihon Eslead Corp.	41,748	1,256,028
	Nihon Tokushu Toryo Co., Ltd.	56,000	415,596
	Nikko Travel Co., Ltd.	12,200	95,530
	Nippon Felt Co., Ltd.	56,000	412,149
#	Nippon Piston Ring Co., Ltd.	205,000	549,482
	Nippon Restaurant System, Inc.	39,200	1,320,593
	Nippon Seiki Co., Ltd.	156,000	3,146,307
	Nishimatsuya Chain Co., Ltd.	179,400	3,349,578
	Nissan Shatai Co., Ltd.	423,000	2,851,650
	Nissen Co., Ltd.	150,200	2,274,608
	Nissin Kogyo Co., Ltd.	175,200	3,171,786
	Nittan Valve Co., Ltd.	67,000	631,995
	Nitto Seimo Co., Ltd.	50,000	116,289
	Noritake Co., Ltd.	455,000	2,724,112
	Noritsu Koki Co., Ltd.	95,600	2,123,176
*	Omikenshi Co., Ltd.	122,000	163,851
*	Orient Watch Co., Ltd.	12,000	4,372
#	Pacific Industrial Co., Ltd.	135,000	801,045
	PanaHome Corp.	434,000	3,751,573
	Parco Co., Ltd.	222,000	2,514,502
#	Paris Miki, Inc.	150,900	3,282,027
#	Pentax Corp.	370,000	2,046,834
	Piolax, Inc.	32,400	756,951
	Press Kogyo Co., Ltd.	309,000	1,728,393
# *	Renown, Inc.	130,800	1,712,106
	Resorttrust, Inc.	95,640	2,656,607
#	Rhythm Watch Co., Ltd.	344,000	677,150
#	Right On Co., Ltd.	82,225	3,276,622
#	Riken Corp.	292,000	2,191,404
#	Ringer Hut Co., Ltd.	55,500	735,676
	Roland Corp.	70,500	1,606,293
	Royal Co., Ltd.	117,000	1,948,457
#	Sagami Chain Co., Ltd.	56,000	553,767
	Sagami Co., Ltd.	80,000	272,750
	Sagami Rubber Industries Co., Ltd.	15,000	54,917
	Saint Marc Holdings Co., Ltd.	28,300	1,963,863
#	Saizeriya Co., Ltd.	140,600	2,084,838
#	Sakai Ovex Co., Ltd.	161,000	308,573
#	Sanden Corp.	393,000	1,975,024
#	Sanei-International Co., Ltd.	38,100	1,586,420

4

	Sankyo Seiko Co., Ltd.	150,000	986,742
	Sanoh Industrial Co., Ltd.	91,000	748,854
#	Sanrio Co., Ltd.	215,000	2,847,179
	Sanyo Shokai, Ltd.	388,000	2,992,372
	Seiko Corp.	328,407	3,074,991
#	Seiren Co., Ltd.	185,000	2,792,584
	Senshukai Co., Ltd.	133,000	1,625,742
	Shaddy Co., Ltd.	55,400	865,157
	Shikibo, Ltd.	291,000	499,594
#	Shinyei Kaisha	96,000	280,933
#	Shiroki Co., Ltd.	227,000	677,128
#	Shobunsha Publications, Inc.	42,800	584,420
#	Shochiku Co., Ltd.	346,000	2,753,851
	Showa Corp.	163,300	3,032,761
# *	Showa Rubber Co., Ltd.	156,000	58,666
*	Silver Ox, Inc.	50,000	106,027
# *	Silver Seiko, Ltd.	525,000	277,622
#	Simree Co., Ltd.	24,900	117,122
	SK Japan Co., Ltd.	17,550	107,266
	SNT Corp.	69,300	400,700
# *	Sofmup Co., Ltd.	27,300	119,767
	Sotoh Co., Ltd.	12,000	139,166
	SPK Corp.	12,700	252,942
	Suminoe Textile Co., Ltd.	200,000	769,121
	Suzutan Co., Ltd.	13,200	89,547
# *	SxL Corp.	444,000	597,613
	Tachikawa Corp.	50,800	373,371
	Tachi-S Co., Ltd.	88,140	794,192
	Takamatsu Corp.	107,000	2,077,766
#	Taka-Q Co., Ltd.	58,500	301,958
	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	1,327,073
	Tasaki Shinju Co., Ltd.	88,000	416,989
	Taya Co., Ltd.	5,000	48,677
*	TDF Corp.	27,000	89,046
#	Tecmo, Ltd.	57,800	454,036
#	Teikoku Piston Ring Co., Ltd.	96,000	1,253,603
	Teikoku Sen-I Co., Ltd.	62,000	380,405
	Ten Allied Co., Ltd.	50,000	215,495
	Tenma Corp.	89,100	1,723,841
	The Chuo Woollen Mills, Ltd.	50,000	195,319
	The Japan General Estate Co., Ltd.	80,000	1,597,542
	The Japan Wool Textile Co., Ltd.	241,000	2,112,966
	Tigers Polymer Corp.	40,000	261,622
# *	Toabo Corp.	173,000	238,008
#	Toei Co., Ltd.	412,000	3,004,959
# *	Tohoku Misawa Homes Co., Ltd.	37,500	120,629
	Tohoku Pioneer Corp.	55,200	974,440
# *	Tokai Kanko Co., Ltd.	714,000	274,605
	Tokai Senko KK, Nagoya	47,000	85,739
	Tokyo Dome Corp.	551,000	3,477,188
#	Tokyo Soir Co., Ltd.	49,000	210,299
	Tokyo Style Co., Ltd.	233,000	2,931,004
#	Tokyotokeiba Co., Ltd.	796,000	2,582,568
	Tokyu Recreation Corp.	77,000	480,098
#	Tomy Co., Ltd.	242,293	1,769,832

5

#	Tonichi Carlife Group, Inc.	108,000	389,539
	Topre Corp.	147,000	1,474,603
# *	Tosco Co., Ltd.	59,000	213,249
	Totenko Co., Ltd.	57,000	156,676
#	Touei Housing Corp.	74,140	1,537,658
#	Toyo Radiator Co., Ltd.	186,000	845,080
	Toyo Tire & Rubber Co., Ltd.	577,000	2,630,599
	Tsukamoto Co., Ltd.	67,000	130,343
	Tsutsumi Jewelry Co., Ltd.	54,900	2,218,794
#	Unitika, Ltd.	1,327,000	2,322,341
#	U-Shin, Ltd.	64,000	706,538
	Verite Co., Ltd.	24,000	82,596
#	Watabe Wedding Corp.	23,500	410,694
#	Watami Food Service Co., Ltd.	115,800	1,654,824
*	Wondertable, Ltd.	97,000	181,213
	XNET Corp.	91	190,520
	Yamatane Corp.	273,000	496,477
#	Yamato International, Inc.	43,000	461,346
	Yellow Hat, Ltd., Tokyo	59,700	619,468
	Yokohama Reito Co., Ltd.	126,000	1,114,100
#	Yomiuri Land Co., Ltd.	228,000	1,272,933
	Yonex Co., Ltd.	41,000	372,668
	Yorozu Corp.	56,200	576,757
	Yoshimoto Kogyo Co., Ltd.	98,000	2,224,342
#	Yoshinoya D&C Co., Ltd.	1,834	3,566,085
#	Zenrin Co., Ltd.	110,500	2,399,231
#	Zensho Co., Ltd.	139,000	3,907,581
Total Consumer Discretionary			315,562,550

Consumer Staples — (8.0%)
	Aderans Co., Ltd.	121,950	3,384,751
	Ahjikan Co., Ltd.	10,500	91,336
#	Ariake Japan Co., Ltd.	93,500	2,231,948
	Asahi Soft Drinks Co., Ltd.	146,500	2,324,405
	Bull-Dog Sauce Co., Ltd.	37,000	450,316
	Calpis Co., Ltd.	213,000	2,126,450
	Cawachi, Ltd.	66,500	2,413,440
	CFS Corp.	72,500	474,671
	Chuo Gyorui Co., Ltd.	93,000	294,427
	Coca-Cola Central Japan Co., Ltd.	248	2,229,208
	CVS Bay Area, Inc.	55,000	149,062
	DyDo Drinco, Inc.	46,100	2,043,261
	Echo Trading Co., Ltd.	11,000	125,609
#	Ensuiko Sugar Refining Co., Ltd.	85,000	266,820
#	Fancl Corp.	154,200	2,650,289
# *	First Baking Co., Ltd.	98,000	158,682
	Fuji Oil Co., Ltd.	238,800	2,465,061
	Fujicco Co., Ltd.	93,600	1,145,744
# *	Fujiya Co., Ltd.	325,000	623,775
	Hagoromo Foods Corp.	41,000	436,911
	Harashin Narus Holdings Co., Ltd.	42,000	549,366
# *	Hayashikane Sangyo Co., Ltd.	212,000	276,121
	Heiwado Co., Ltd.	164,000	3,299,403
# *	Hohsui Corp.	90,000	190,792
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	614,307

6

#	Hokuto Corp.	89,300	1,508,272
	Inageya Co., Ltd.	141,000	1,064,944
#	Itochu Shokuh Co., Ltd.	36,100	1,335,848
#	Itoham Foods, Inc.	593,000	2,532,268
	Izumiya Co., Ltd.	243,000	1,977,327
	J-Oil Mills, Inc.	467,000	2,395,235
#	Kagome Co., Ltd.	259,700	3,356,708
	Kameda Seika Co., Ltd.	61,000	634,977
	Kasumi Co., Ltd.	152,000	1,016,825
	Katokichi Co., Ltd.	475,200	4,213,129
	Key Coffee, Inc.	56,400	797,173
#	Kibun Food Chemifa Co., Ltd.	80,000	1,343,314
	Kinki Coca-Cola Bottling Co., Ltd.	171,000	1,792,999
	Kirin Beverage Corp.	106,900	3,172,327
	Kirindo Co., Ltd.	17,500	243,410
#	Kyodo Shiryo Co., Ltd.	256,000	435,397
#	Kyokuyo Co., Ltd.	291,000	748,378
#	Life Corp.	148,400	2,189,102
#	Mandom Corp.	67,500	1,666,626
	Marudai Food Co., Ltd.	333,000	835,885
#	Maruha Group, Inc.	822,000	2,365,840
	Maruya Co., Ltd.	14,000	100,785
	Maxvalu Tohok Co., Ltd.	18,200	160,241
# *	Maxvalu Tokai Co., Ltd.	47,000	892,069
	Meito Sangyo Co., Ltd.	63,300	1,198,071
	Mercian Corp.	380,000	1,023,666
	Mikuni Coca-Cola Bottling Co., Ltd.	152,000	1,763,724
	Milbon Co., Ltd.	34,740	1,434,453
	Ministop Co., Ltd.	75,400	1,528,425
#	Mitsui Sugar Co., Ltd.	386,850	1,670,140
#	Miyoshi Oil & Fat Co., Ltd.	202,000	453,406
	Morinaga & Co., Ltd.	740,000	2,086,344
	Morinaga Milk Industry Co., Ltd.	713,000	2,681,036
# *	Morishita Jinton Co., Ltd.	47,800	168,407
	Morozoff, Ltd.	84,000	263,874
	Myojo Foods Co., Ltd.	104,000	616,276
#	Nagatanien Co., Ltd.	96,000	779,582
#	Nakamuraya Co., Ltd.	152,000	961,434
#	Nichimo Co., Ltd.	85,000	199,095
#	Nichiro Corp.	419,000	921,645
#	Nihon Chouzai Co., Ltd.	13,000	530,841
	Nihon Shokuh Kako Co., Ltd.	71,000	233,258
#	Niitaka Co., Ltd.	7,260	81,037
	Nippon Beet Sugar Manufacturing Co., Ltd.	411,000	1,243,867
#	Nippon Flour Mills Co., Ltd.	477,000	2,302,799
	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	324,717
	Nippon Suisan Kaisha, Ltd.	723,000	3,651,471
	Nissin Sugar Manufacturing Co., Ltd.	122,000	421,952
	Nitto Flour Milling Co., Ltd.	90,000	306,228
#	Nosan Corp.	346,000	1,132,132
	Oenon Holdings, Inc.	159,000	634,355
	Oie Sangyo Co., Ltd.	20,900	210,442
	Okuwa Co., Ltd.	123,000	1,709,973
	Olympic Corp.	56,900	482,198
	Oriental Yeast Co., Ltd.	77,000	500,116

7

	Pietro Co., Ltd.	10,300	90,662
#	Pigeon Corp.	54,500	796,773
#	Poplar Co., Ltd.	19,660	213,438
	Posful Corp.	58,800	306,439
*	Prima Meat Packers, Ltd.	601,000	925,638
	Q’Sai Co., Ltd.	91,400	1,310,076
	Riken Vitamin Co., Ltd.	64,400	1,641,093
	Rock Field Co., Ltd.	32,000	652,697
#	Ryoshoku, Ltd.	112,200	3,150,332
	S Foods, Inc.	89,000	852,014
#	Sakata Seed Corp.	145,100	1,966,111
	Seijo Corp.	27,200	854,393
	Shikoku Coca-Cola Bottling Co., Ltd.	60,000	720,798
	Shoei Foods Corp.	44,000	266,902
	Showa Sangyo Co., Ltd.	487,000	1,356,496
# *	Snow Brand Milk Products Co., Ltd.	685,500	2,690,178
	Snow Brand Seed Co., Ltd.	30,000	148,917
	Sogo Medical Co., Ltd.	16,500	433,286
	Sonton Food Industry Co., Ltd.	43,000	454,332
#	Sotetsu Rosen Co., Ltd.	70,000	310,030
	Starzen Corp.	212,000	598,196
#	Sugi Pharmacy Co., Ltd.	139,200	2,855,766
#	T.Hasegawa Co., Ltd.	118,100	1,780,978
#	Takara Holdings, Inc.	365,000	2,194,139
#	The Maruetsu, Inc.	349,000	1,601,523
	The Nisshin Oillio Group, Ltd.	445,000	3,309,669
	Three F Co., Ltd.	17,700	157,138
	Tobu Store Co., Ltd.	165,000	454,432
	Toho Co., Ltd.	67,000	494,990
#	Tohto Suisan Co., Ltd.	94,000	240,928
#	Tokyu Store Chain Corp.	175,000	1,253,638
	Torigoe Co., Ltd.	63,000	503,546
# *	Toyo Sugar Refining Co., Ltd.	105,000	161,604
	Tsuruha Holdings, Inc.	46,400	1,846,745
	U.Store Co., Ltd.	63,600	528,286
#	Unicafe, Inc.	14,260	210,652
#	Unicharm Petcare Corp.	41,000	1,610,647
	Unimat Offisco Corp.	65,200	909,564
	Valor Co., Ltd.	138,400	2,920,237
#	Warabeya Nichiyo Co., Ltd.	41,360	610,596
	Yaizu Suisankagaku Industry Co., Ltd.	33,400	458,495
	Yaoko Co., Ltd.	55,400	1,349,261
#	Yomeishu Seizo Co., Ltd.	82,000	924,040
	Yonekyu Corp.	77,500	927,967
	Yuasa Funashoku Co., Ltd.	112,000	379,422
#	Yukiguni Maitake Co., Ltd.	77,180	344,201
Total Consumer Staples			147,077,463

Energy — (0.8%)
	AOC Holdings, Inc.	20,000	350,627
	BP Castrol KK	69,800	287,817
# *	Fuji Kosan Co., Ltd.	212,000	345,388
	Itochu Enex Co., Ltd.	250,000	1,604,516
	Japan Oil Transportation Co., Ltd.	79,000	258,954
	Kanto Natural Gas Development Co., Ltd.	158,000	1,283,196

8

#	Kyoei Tanker Co., Ltd.	92,000	244,365
	Mitsuuroko Co., Ltd.	188,000	1,369,849
#	Modec, Inc.	105,000	2,403,940
#	Nippon Gas Co., Ltd.	115,000	977,847
	Sala Corp.	98,000	488,504
	San-Ai Oil Co., Ltd.	191,000	868,179
	Shinko Plantech Co., Ltd.	115,000	833,638
	Sinanen Co., Ltd.	204,000	1,068,633
#	Toa Oil Co., Ltd.	319,000	584,712
#	Toyo Kanetsu KK	378,000	1,022,968
Total Energy			13,993,133

Financials — (7.4%)
*	Azel Corp.	132,000	280,008
*	Bank of the Ryukyus, Ltd.	80,780	2,091,602
#	Central Finance Co., Ltd.	266,000	2,421,569
	Century Leasing System, Inc.	149,300	2,316,548
#	Cosmo Securities Co., Ltd.	1,160,000	2,520,109
	Credia Co., Ltd.	28,000	370,519
	Daibiru Corp.	288,000	3,236,042
#	Daiko Clearing Services Corp.	41,000	734,197
	Daiwa Kosho Lease Co., Ltd.	397,000	2,619,474
#	Fukushima Bank, Ltd.	585,000	972,528
	Fuyo General Lease Co., Ltd.	65,000	2,473,718
	Gro-BeLS Co., Ltd.	134,000	243,167
	Higashi-Nippon Bank, Ltd.	507,000	2,391,804
	Ichiyoshi Securities Co., Ltd.	139,000	2,237,871
	Jaccs Co., Ltd.	174,000	1,841,016
	Keihanshin Real Estate Co., Ltd.	117,000	875,615
*	Kiyo Holdings, Inc.	803,000	1,790,866
	Kobayashi Yoko Co., Ltd.	24,800	302,596
#	Kosei Securities Co., Ltd.	226,000	450,484
# *	Kyushu-Shinwa Holdings, Inc.	910,000	1,567,889
#	Marusan Securities Co., Ltd.	211,000	3,131,676
	Meiwa Estate Co., Ltd.	70,300	1,256,545
	Mito Securities Co., Ltd.	219,000	1,636,178
	Mitsubishi UFJ Financial Group, Inc.	1	12,229
	Miyazaki Bank, Ltd.	421,000	2,156,887
# *	Momiji Holdings, Inc.	743	1,945,285
	Nisshin Fudosan Co., Ltd.	60,300	880,191
#	Odakyu Real Estate Co., Ltd.	120,000	504,907
	Osaka Securities Finance Co., Ltd.	54,000	373,184
#	Pocket Card Co., Ltd.	82,000	890,000
	Ricoh Leasing Co., Ltd.	82,700	2,408,619
	Sankei Building Co., Ltd.	194,000	1,589,607
#	Sanyo Electric Credit Co., Ltd.	107,300	2,362,657
# *	Seven Seas Holdings Co., Ltd.	117,000	199,032
	Shikoku Bank, Ltd.	599,000	2,968,601
	Shimizu Bank, Ltd.	26,000	1,276,596
	Shinki Co., Ltd.	192,100	1,350,545
	Shoei Co., Ltd.	31,680	952,042
	Suruga Corp.	30,900	2,041,192
#	Tachihi Enterprise Co., Ltd.	38,350	1,700,271
	Takagi Securities Co., Ltd.	156,000	934,237
	The Aichi Bank, Ltd.	26,400	2,875,707
	The Akita Bank, Ltd.	543,000	2,889,364
	The Aomori Bank, Ltd.	507,000	2,042,564
#	The Bank of Ikeda, Ltd.	46,600	2,283,848
	The Bank of Iwate, Ltd.	27,900	1,756,849
	The Bank of Okinawa, Ltd.	60,800	2,701,428
	The Bank of Saga, Ltd.	475,000	1,731,886
*	The Chiba Kogyo Bank, Ltd.	136,400	2,646,509
	The Chukyo Bank, Ltd.	599,000	1,977,426
	The Daisan Bank, Ltd.	527,000	1,803,575
	The Daito Bank, Ltd.	376,000	673,192
	The Ehime Bank, Ltd.	443,000	1,678,537
	The Eighteenth Bank, Ltd.	538,000	2,978,035

9

	The Fukui Bank, Ltd.	674,000	2,403,344
	The Hokuetsu Bank, Ltd.	698,000	1,998,400
	The Kagawa Bank, Ltd.	223,350	1,429,531
# *	The Kanto Tsukuba Bank, Ltd.	108,500	1,262,179
	The Kita-Nippon Bank, Ltd.	22,606	1,224,196
	The Michinoku Bank, Ltd.	425,000	1,937,456
	The Minato Bank, Ltd.	930,000	2,472,432
	The Nagano Bank, Ltd.	230,000	831,661
#	The Nisshin Fire & Marine Insurance Co., Ltd.	541,000	2,392,999
	The Oita Bank, Ltd.	404,000	3,151,307
	TOC Co., Ltd.	373,950	2,027,702
	Tochigi Bank, Ltd.	314,000	2,648,649
	Toho Bank, Ltd.	647,000	3,117,726
	Toho Real Estate Co., Ltd.	152,000	925,087
	Tohoku Bank, Ltd.	194,000	494,392
	Tokushima Bank, Ltd.	206,200	1,603,853
	Tokyo Rakutenchi Co., Ltd.	173,000	906,044
#	Tokyo Theatres Co., Inc.	199,000	543,676
#	Tokyu Community Corp.	39,500	1,157,901
	Tokyu Livable, Inc.	41,300	2,464,612
	Tomato Bank, Ltd.	290,000	759,724
#	Tottori Bank, Ltd.	235,000	815,690
	Towa Bank, Ltd.	661,000	1,735,641
# *	Towa Real Estate Development Co., Ltd.	300,000	1,843,827
	Toyo Securities Co., Ltd.	245,000	1,465,151
	Yamagata Bank, Ltd.	511,000	2,718,246
	Yuraku Real Estate Co., Ltd.	146,000	842,335
Total Financials			135,520,784

Health Care — (2.9%)
#	Aloka Co., Ltd.	74,000	793,601
	As One Corp.	53,380	1,487,465
	ASKA Pharmaceutical Co., Ltd.	74,000	650,721
#	Create Medic Co., Ltd.	21,000	250,025
#	Eiken Chemical Co., Ltd.	59,000	680,951
*	FALCO biosystems, Ltd.	28,200	337,117
	Fuso Pharmaceutical Industries, Ltd.	234,000	835,393
	Hitachi Medical Corp.	109,000	1,241,947
	Hogy Medical Co., Ltd.	44,600	2,320,949
	Iwaki & Co., Ltd.	55,000	164,693
#	Japan Medical Dynamic Marketing, Inc.	44,900	326,815
#	Jeol, Ltd.	210,000	1,436,812
	JMS Co., Ltd.	92,000	361,693
#	Kaken Pharmaceutical Co., Ltd.	307,000	2,276,176
	Kawamoto Corp.	4,000	22,441
	Kawanishi Holdings, Ltd.	7,400	115,487
	Kawasumi Laboratories, Inc.	45,000	297,359
	Kissei Pharmaceutical Co., Ltd.	176,000	3,221,292
	KYORIN Co., Ltd.	203,000	2,393,540
	Miraca Holdings, Inc.	145,000	3,854,790
	Mochida Pharmaceutical Co., Ltd.	343,000	3,129,182
#	Nichii Gakkan Co.	95,200	1,944,086
	Nihon Kohden Corp.	125,000	2,152,976
	Nikken Chemicals Co., Ltd.	171,000	540,513
#	Nikkiso Co., Ltd.	206,000	2,206,451
# *	Nippon Chemiphar Co., Ltd.	102,000	624,401
	Nippon Shinyaku Co., Ltd.	195,000	1,710,743
	Nipro Corp.	171,000	3,200,351
	Nissui Pharmaceutical Co., Ltd.	51,000	400,452
#	Paramount Bed Co., Ltd.	87,300	1,998,051
	Rion Co., Ltd.	5,000	42,514
#	Rohto Pharmaceutical Co., Ltd.	298,000	3,318,748
	Seikagaku Corp.	157,200	1,702,251

10

#	SSP Co., Ltd.	338,000	2,105,730
	Torii Pharmaceutical Co., Ltd.	82,400	1,544,749
#	Towa Pharmaceutical Co., Ltd.	41,900	1,041,601
	Vital-Net, Inc.	98,800	605,441
	Wakamoto Pharmaceutical Co., Ltd.	77,000	305,520
#	Zeria Pharmaceutical Co., Ltd.	128,000	1,245,162
Total Health Care			52,888,189

Industrials — (21.4%)
# *	A&A Material Corp.	190,000	332,329
#	Advan Co., Ltd.	76,700	1,249,918
#	ADVANEX, Inc.	78,000	279,201
	Aica Kogyo Co., Ltd.	200,000	2,697,163
	Aichi Corp.	216,900	2,265,069
	Aida Engineering, Ltd.	113,000	831,930
	Airport Facilities Co., Ltd.	147,970	994,517
	Airtech Japan, Ltd.	20,100	229,787
#	Alps Logistics Co., Ltd.	48,700	995,301
#	Altech Co., Ltd.	23,000	122,770
	Altech Corp.	23,250	417,624
	Amano Corp.	211,000	3,312,484
#	Ando Corp.	206,000	546,420
	Anest Iwata Corp.	125,000	734,670
*	Arai-Gumi, Ltd.	59,550	112,303
# *	ART Corp.	28,000	882,491
	Asahi Diamond Industrial Co., Ltd.	200,000	1,833,963
	Asahi Kogyosha Co., Ltd.	78,000	361,714
	Asahi Pretec Corp.	66,000	2,073,990
	Asanuma Corp.	189,000	404,267
#	Asia Air Survey Co., Ltd.	32,000	169,468
	Asia Securities Printing Co., Ltd.	104,000	1,060,337
#	Asunaro Aoki Construction Co., Ltd.	128,000	1,110,592
#	Ataka Construction & Engineering Co., Ltd.	60,000	213,762
#	Bando Chemical Industries, Ltd.	269,000	1,221,527
	Biken Techno Corp.	14,100	133,103
#	BSL Corp.	540,354	737,396
	Bunka Shutter Co., Ltd.	196,000	1,256,077
	Central Glass Co., Ltd.	617,000	3,638,508
	Central Security Patrols Co., Ltd.	31,400	247,895
	Chudenko Corp.	172,700	2,889,879
	Chugai Ro Co., Ltd.	257,000	942,828
#	Chuo Denki Kogyo Co., Ltd.	54,000	194,268
#	CKD Corp.	184,000	2,969,842
	Commuture Corp.	123,202	1,325,023
	Cosel Co., Ltd.	113,000	2,241,137
	CTI Engineering Co., Ltd.	38,200	312,210
	Dai-Dan Co., Ltd.	123,000	780,342
	Daihen Corp.	378,000	2,102,849
	Daiho Corp.	164,000	414,717
	Dai-Ichi Jitsugyo Co., Ltd.	160,000	845,022
	Daimei Telecom Engineering Corp.	111,000	1,381,499
	Daiseki Co., Ltd.	90,360	1,905,253
*	Daisue Construction Co., Ltd.	242,500	306,310
	Daiwa Industries, Ltd.	136,000	1,498,901
	Danto Corp.	62,000	256,609

11

#	Densei-Lambda KK	47,984	816,977
#	Denyo Co., Ltd.	73,000	1,036,020
	DMW Corp.	1,600	69,063
#	Eneserve Corp.	69,800	560,847
# *	Enshu, Ltd.	128,000	374,232
# *	Fudo Construction Co., Ltd.	466,200	563,501
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	74,374
#	Fujita Corp.	115,010	809,629
#	Fujitec Co., Ltd.	266,000	1,887,240
	Fukuda Corp.	113,000	565,747
	Fukusima Industries Corp.	25,500	323,596
#	Fukuyama Transporting Co., Ltd.	757,000	2,848,833
# *	Funai Consulting, Co., Ltd.	73,000	539,920
	Furukawa Co., Ltd.	1,106,000	2,398,868
	Furusato Industries, Ltd.	46,000	780,380
	Futaba Corp.	63,400	1,680,470
	Gecoss Corp.	90,600	612,491
# *	GS Yuasa Corp.	1,033,000	2,843,236
	Hakuyosha Co., Ltd.	88,000	280,579
	Haltec Corp.	32,000	57,748
# *	Hamai Co., Ltd.	77,000	238,404
	Hanwa Co., Ltd.	593,000	2,477,469
	Hazama Corp.	226,600	536,614
	Hibiya Engineering, Ltd.	96,000	897,025
#	Hisaka Works, Ltd.	41,000	805,448
	Hitachi Metals Techno, Ltd.	37,500	177,369
#	Hitachi Plant Technologies, Ltd.	347,570	1,953,333
#	Hitachi Tool Engineering, Ltd.	78,500	1,787,159
	Hitachi Transport System, Ltd.	323,000	3,161,490
# *	Hitachi Zosen Corp.	1,434,000	1,984,861
	Hokuriku Electrical Construction Co., Ltd.	56,000	232,586
#	Hosokawa Micron Corp.	107,000	952,929
#	Howa Machinery, Ltd.	300,000	513,720
	IBJ Leasing Co., Ltd.	101,800	3,015,768
# *	Ichiken Co., Ltd.	79,000	168,436
#	Idec Corp.	109,000	1,963,994
	Iino Kaiun Kaisha, Ltd.	322,000	2,824,016
	i-Logistics Corp.	91,000	276,308
#	Inaba Denki Sangyo Co., Ltd.	73,200	2,643,837
	Inabata and Co., Ltd.	171,000	1,406,169
# *	Inoue Kogyo Co., Ltd.	288,000	207,455
	Inui Steamship Co., Ltd.	68,000	222,343
#	Iseki & Co., Ltd.	617,000	2,308,093
# *	Ishikawa Seisakusho, Ltd.	116,000	156,055
	Ishikawajima Construction Materials Co., Ltd.	43,000	148,424
	Ishikawajima Transport Machinery Co., Ltd.	64,000	310,344
	Itoki Crebio Corp.	147,000	1,692,339
#	Iwasaki Electric Co., Ltd.	198,000	586,841
#	Iwatani International Corp.	686,000	2,349,505
# *	J Bridge Corp.	154,000	769,219
#	Jalux, Inc.	31,200	543,119
#	Jamco Corp.	71,000	902,013
	Japan Airport Terminal Co., Ltd.	272,700	2,744,353
# *	Japan Bridge Corp.	31,000	35,469
#	Japan Cash Machine Co., Ltd.	76,115	1,376,110

12

	Japan Foundation Engineering Co., Ltd.	79,700	343,344
#	Japan Kenzai Co., Ltd.	68,340	488,488
#	Japan Maintenance Co., Ltd.	50,300	1,301,083
#	Japan Pulp and Paper Co., Ltd.	411,000	1,661,974
#	Japan Servo Co., Ltd.	80,000	203,976
	Japan Steel Tower Co., Ltd.	44,000	185,805
#	Japan Transcity Corp.	164,000	818,147
	JFE Shoji Holdings, Inc.	665,000	3,365,072
	K.R.S. Corp.	30,700	455,905
*	Kamagai Gumi Co., Ltd.	365,800	1,175,709
	Kamei Corp.	101,000	794,212
	Kanaden Corp.	87,000	588,996
	Kanagawa Chuo Kotsu Co., Ltd.	169,000	833,903
	Kanamoto Co., Ltd.	80,000	694,795
# *	Kanematsu Corp.	1,195,625	2,269,355
# *	Kanematsu-NNK Corp.	94,000	152,349
#	Katakura Industries Co., Ltd.	94,000	1,616,183
	Kato Works Co., Ltd.	140,000	505,412
	Kawada Industries, Inc.	126,000	325,367
# *	Kimmon Manufacturing Co., Ltd.	141,000	375,324
#	Kimura Chemical Plants Co., Ltd.	45,000	253,034
#	Kinki Sharyo Co., Ltd.	182,000	816,722
*	Kinsho Corp.	21,000	76,321
	Kintetsu World Express, Inc.	96,800	2,331,562
	Kioritz Corp.	180,000	647,552
#	Kitagawa Iron Works Co., Ltd.	203,000	578,452
#	Kitano Construction Corp.	196,000	535,290
	Kitazawa Sangyo Co., Ltd.	45,500	167,068
	Kitz Corp.	350,000	3,040,199
	Koike Sanso Kogyo Co., Ltd.	104,000	445,862
	Koito Industries, Ltd.	102,000	533,128
*	Kokusai Kogyo Co., Ltd.	88,000	303,603
	Komai Tekko, Inc.	88,000	247,356
	Komatsu Wall Industry Co., Ltd.	26,400	497,455
	Kondotec, Inc.	30,000	383,820
	Kosaido Co., Ltd.	55,700	586,896
#	Kuroda Electric Co., Ltd.	89,500	1,165,827
	Kyodo Printing Co., Ltd.	240,000	1,029,642
#	Kyoei Sangyo Co., Ltd.	68,000	249,075
	Kyokuto Boeki Kaisha, Ltd.	63,000	218,584
	Kyokuto Kaihatsu Kogyo Co., Ltd.	115,100	966,204
	Kyosan Electric Manufacturing Co., Ltd.	154,000	582,623
	Kyowa Exeo Corp.	160,000	2,049,875
	Kyudenko Corp.	207,000	1,255,281
	Link Consulting Associates - Japan Corp.	24,300	51,110
# *	Lonseal Corp.	127,000	328,384
	Maeda Corp.	536,000	3,060,949
	Maeda Road Construction Co., Ltd.	256,000	1,948,621
	Maezawa Industries, Inc.	59,300	415,895
	Maezawa Kaisei Industries Co., Ltd.	41,300	817,723
	Makino Milling Machine Co., Ltd.	298,000	3,647,460
	Marubeni Construction Material Lease Co., Ltd.	78,000	220,446
	Maruwn Corp.	66,000	236,273
#	Maruyama Manufacturing Co., Inc.	123,000	407,236
	Maruzen Showa Unyu Co., Ltd.	236,000	827,138

13

#	Matsuda Sangyo Co., Ltd.	64,300	1,126,355
	Matsui Construction Co., Ltd.	73,600	341,735
*	Matsuo Bridge Co., Ltd.	72,000	117,834
#	Max Co., Ltd.	149,000	2,264,820
#	Meidensha Corp.	626,050	2,349,552
# *	Meiji Machine Co., Ltd.	144,000	145,642
#	Meiji Shipping Co., Ltd.	85,000	269,731
*	Meisei Industrial Co., Ltd.	29,000	177,939
	Meitec Corp.	104,100	3,289,883
	Meito Transportation Co., Ltd.	22,000	181,049
# *	Meiwa Trading Co., Ltd.	119,000	479,506
	Mirai Group Co., Ltd.	69,000	141,831
#	Mitsubishi Cable Industries, Ltd.	478,000	833,570
# *	Mitsubishi Kakoki Kaisha, Ltd.	191,000	622,428
	Mitsubishi Pencil Co., Ltd.	90,000	1,076,176
	Mitsuboshi Belting, Ltd.	213,000	1,461,084
# *	Mitsui Matsushima Co., Ltd.	191,000	294,719
	Mitsui-Soko Co., Ltd.	421,000	2,260,484
	Mitsumura Printing Co., Ltd.	82,000	424,081
	Miura Co., Ltd.	120,100	3,052,573
	Miura Printing Corp.	19,000	67,333
# *	Miyaji Engineering Group	148,000	312,674
# *	Mori Denki Mfg. Co., Ltd.	346,000	101,994
	Morita Corp.	126,000	961,163
	Moshi Moshi Hotline, Inc.	46,650	1,638,985
	Mystar Engineering Corp.	15,600	97,891
	Nabtesco Corp.	270,000	3,026,689
	NAC Co., Ltd.	25,100	456,551
	Nachi-Fujikoshi Corp.	604,000	3,406,313
*	Nakano Corp.	77,000	181,641
	NEC System Integration & Construction, Ltd.	117,800	1,493,229
	Nichias Corp.	342,000	2,479,888
	Nichiban Co., Ltd.	105,000	430,122
	Nichiha Corp.	98,480	2,043,308
*	Nihon Spindle Manufacturing Co., Ltd.	88,000	250,118
	Nikko Co., Ltd.	98,000	306,115
#	Nippei Toyama Corp.	137,000	1,240,546
	Nippo Corp.	311,000	2,810,322
	Nippon Carbon Co., Ltd.	335,000	1,060,848
# *	Nippon Conveyor Co., Ltd.	168,000	234,618
	Nippon Densetsu Kogyo Co., Ltd.	184,000	1,307,700
	Nippon Denwa Shisetu Co., Ltd.	162,000	640,481
	Nippon Hume Corp.	60,000	232,221
#	Nippon Jogesuido Sekkei Co., Ltd.	232	330,122
	Nippon Kanzai Co., Ltd.	58,900	1,300,502
	Nippon Koei Co., Ltd., Tokyo	219,000	715,957
	Nippon Konpo Unyu Soko Co., Ltd.	206,000	2,931,928
#	Nippon Parking Development Co., Ltd.	8,771	2,113,072
	Nippon Seisen Co., Ltd.	68,000	311,400
	Nippon Sharyo, Ltd.	414,000	998,737
	Nippon Signal Co., Ltd.	176,000	1,673,230
	Nippon Thompson Co., Ltd.	207,000	2,451,559
#	Nippon Tungsten Co., Ltd.	64,000	187,468
	Nippon Yusoki Co., Ltd.	116,000	896,667
#	Nishimatsu Construction Co., Ltd.	816,000	3,251,985

14

*	Nishishiba Electric Co., Ltd.	73,000	134,756
	Nissei Corp.	81,000	1,101,543
	Nissei Plastic Industrial Co., Ltd.	58,000	596,927
	Nissha Printing Co., Ltd.	82,000	3,215,310
	Nissin Corp.	278,000	1,046,184
#	Nissin Electric Co., Ltd.	293,000	1,481,378
#	Nitchitsu Co., Ltd.	28,000	100,103
#	Nitta Corp.	83,700	1,728,415
#	Nitto Boseki Co., Ltd.	658,000	2,005,165
	Nitto Electric Works, Ltd.	123,600	2,306,017
	Nitto Kohki Co., Ltd.	64,800	1,531,375
#	Nitto Seiko Co., Ltd.	98,000	685,450
# *	Nittoc Construction Co., Ltd.	93,000	120,385
	Noda Corp.	33,800	153,485
	Nomura Co., Ltd.	160,000	998,383
	Noritz Corp.	140,000	2,489,484
	Obayashi Road Corp.	106,000	243,831
	Odakyu Construction Co., Ltd.	29,000	83,306
# *	Ohmori Co., Ltd.	95,400	45,153
#	Oiles Corp.	64,160	1,319,688
	Okabe Co., Ltd.	127,000	520,460
#	Okamoto Machine Tool Works, Ltd.	116,000	678,456
#	Okamura Corp.	326,000	3,368,984
#	Oki Electric Cable Co., Ltd.	93,000	282,336
	OKK Corp.	204,000	788,795
	Okumura Corp.	604,000	3,365,733
#	O-M, Ltd.	107,000	499,317
	Onoken Co., Ltd.	56,000	831,660
#	Organo Corp.	163,000	1,663,228
	Oriental Construction Co., Ltd.	65,900	286,488
	Original Engineering Consultants Co., Ltd.	9,000	47,435
	Oyo Corp.	80,300	933,510
	P.S. Mitsubishi Construction Co., Ltd.	76,800	297,578
*	Pasco Corp.	180,500	387,184
#	Pasona, Inc.	1,257	2,537,490
#	Patlite Corp.	56,480	598,290
# *	Penta-Ocean Construction Co., Ltd.	1,378,000	1,864,092
# *	PIA Corp.	21,100	321,875
	Pilot Corp.	115	604,745
	Raito Kogyo Co., Ltd.	138,100	531,990
#	Rasa Industries, Ltd.	181,000	741,869
	Rheon Automatic Machinery Co., Ltd.	64,000	237,499
	Riken Electric Wire Co., Ltd.	39,000	94,998
	Ryobi, Ltd.	479,000	3,398,465
# *	Saeki Kensetsu Kogyo Co., Ltd.	114,000	146,500
# *	Sailor Pen Co., Ltd.	74,000	111,689
	Sakai Heavy Industries, Ltd.	96,000	260,997
# *	Sakurada Co., Ltd.	83,000	51,867
# *	Sanix, Inc.	96,200	387,122
	Sanki Engineering Co., Ltd.	218,000	1,669,894
	Sanko Metal Industrial Co., Ltd.	88,000	191,808
#	Sankyo-Tateyama Holdings, Inc.	903,000	2,024,824
	Sanritsu Corp.	12,700	131,406
	Sanyo Denki Co., Ltd.	163,000	1,161,558
	Sanyo Engineering & Construction, Inc.	48,000	298,680

15

	Sanyo Industries, Ltd., Tokyo	72,000	190,767
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	410,000	856,798
# *	Sata Construction Co., Ltd., Gumma	180,000	200,712
	Sato Corp.	91,600	2,057,480
	Sato Shoji Corp.	52,000	588,441
	Sawafuji Electric Co., Ltd.	48,000	160,375
	Secom Joshinetsu Co., Ltd.	34,800	822,492
	Secom Techno Service Co., Ltd.	35,000	1,594,788
	Seibu Electric Industry Co., Ltd.	46,000	271,352
	Seika Corp.	208,000	512,441
# *	Seikitokyu Kogyo Co., Ltd.	335,000	377,702
	Sekisui Jushi Co., Ltd.	119,000	950,148
	Senko Co., Ltd.	279,000	899,052
	Senshu Electric Co., Ltd.	29,800	858,811
#	Shibaura Mechatronics Corp.	136,000	1,305,811
	Shibusawa Warehouse Co., Ltd.	195,000	917,891
	Shibuya Kogyo Co., Ltd.	66,800	601,477
#	Shima Seiki Manufacturing Co., Ltd.	103,300	2,598,841
	Shin Nippon Air Technologies Co., Ltd.	61,080	501,746
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	535,518
#	Shinko Electric Co., Ltd.	406,000	1,573,030
	Shin-Kobe Electric Machinery Co., Ltd.	127,000	842,780
	Shinmaywa Industries, Ltd.	342,000	1,791,261
#	Shinsho Corp.	219,000	645,406
#	Shinwa Kaiun Kaisha, Ltd.	392,000	1,062,428
	Shiraishi Corp.	25,000	40,753
#	Sho-Bond Corp.	69,300	673,330
#	Shoko Co., Ltd.	284,000	545,260
	Showa Aircraft Industry Co., Ltd.	95,000	1,519,596
#	Showa KDE Co., Ltd.	88,000	268,522
	Sintokogio, Ltd.	154,000	2,179,168
	Soda Nikka Co., Ltd.	58,000	253,099
	Sodick Co., Ltd.	131,000	1,608,935
	Space Co., Ltd.	60,720	553,254
	STB Leasing Co., Ltd.	54,000	927,113
	Subaru Enterprise Co., Ltd.	59,000	211,736
	Sugimoto & Co., Ltd.	26,500	457,855
# *	Sumitomo Coal Mining Co., Ltd.	391,500	586,824
	Sumitomo Densetsu Co., Ltd.	85,800	312,588
# *	Sumitomo Mitsui Construction Co., Ltd.	193,560	688,779
#	Sumitomo Precision Products Co., Ltd.	127,000	822,807
	Sumitomo Warehouse Co., Ltd.	280,000	1,959,610
	Sun Wave Corp.	120,000	419,757
	SWCC Showa Holdings Co., Ltd.	571,000	862,007
	Tadano, Ltd.	370,000	3,070,273
	Taihei Dengyo Kaisha, Ltd.	116,000	951,947
	Taihei Kogyo Co., Ltd.	180,000	524,682
# *	Taiheiyo Kouhatsu, Inc.	142,000	195,411
	Taiho Kogyo Co., Ltd.	75,000	999,657
#	Taikisha, Ltd.	108,000	1,470,596
	Taisei Rotec Corp.	230,000	489,173
	Takada Kiko Co., Ltd.	44,000	205,837
	Takano Co., Ltd.	40,100	906,616
	Takaoka Electric Manufacturing Co., Ltd.	250,000	531,366
	Takara Printing Co., Ltd.	23,550	302,680

16

	Takara Standard Co., Ltd.	418,000	2,577,211
	Takasago Thermal Engineering Co., Ltd.	243,000	2,234,348
	Takashima & Co., Ltd.	110,000	248,700
	Takigami Steel Construction Co., Ltd.	50,000	362,762
	Takuma Co., Ltd.	241,000	1,751,232
	Tanseisha Co., Ltd.	52,000	244,155
	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	486,090
# *	TC Properties Co., Ltd.	579,000	0
	TCM Corp.	212,000	703,448
	Techno Ryowa, Ltd.	38,200	238,225
#	Teikoku Electric Manufacturing Co., Ltd.	15,200	233,965
	Tekken Corp.	393,000	801,043
	Teraoka Seisakusho Co., Ltd.	47,000	424,441
#	Tetra Co., Ltd.	64,000	181,135
#	The Keihin Co., Ltd.	178,000	745,063
	The Kodensha Co., Ltd.	25,000	92,143
	The Nippon Road Co., Ltd.	256,000	608,057
	The Yasuda Warehouse Co., Ltd.	84,000	944,972
	Toa Corp.	571,000	821,436
	Toa Doro Kogyo Co., Ltd.	124,000	340,813
# *	Tobishima Corp.	556,500	461,504
	Tocalo Co., Ltd.	43,000	1,611,190
	Todentu Corp.	98,000	347,612
	Toenec Corp.	274,000	1,260,245
	Tokai Konetsu Kogyo Co., Ltd.	32,000	189,193
#	Tokai Lease Co., Ltd.	60,000	143,756
	Tokimec, Inc.	205,000	528,506
	Toko Electric Corp.	72,000	348,756
	Tokyo Biso Kogyo Corp.	19,000	133,710
	Tokyo Energy & Systems, Inc.	103,000	1,064,127
#	Tokyo Kikai Seisakusho, Ltd.	255,000	939,972
	Tokyo Leasing Co., Ltd.	183,300	2,911,351
	Tokyo Sangyo Co., Ltd.	65,000	262,879
	Toli Corp.	173,000	629,072
	Tomoe Corp.	99,000	381,028
	Tonami Transportation Co., Ltd.	240,000	719,331
#	Tori Holdings Co., Ltd.	2,467,000	1,191,084
	Torishima Pump Manufacturing Co., Ltd.	78,000	629,372
#	Toshiba Plant Kensetsu Co., Ltd.	266,000	1,366,105
	Tosho Printing Co., Ltd.	156,000	659,660
	Totetsu Kogyo Co., Ltd.	86,000	521,068
	Toyo Bussan Co., Ltd.	53,900	594,073
*	Toyo Construction Co., Ltd.	783,000	840,122
	Toyo Electric Co., Ltd.	121,000	883,951
#	Toyo Engineering Corp.	498,000	3,114,786
#	Toyo Machinery & Metal Co., Ltd.	49,000	557,110
#	Toyo Shutter Co., Ltd.	118,000	242,524
#	Toyo Wharf & Warehouse Co., Ltd.	204,000	465,160
#	Trusco Nakayama Corp.	91,100	1,944,456
	Tsubaki Nakashima Co., Ltd.	138,900	2,551,414
	Tsubakimoto Chain Co.	435,000	3,108,034
	Tsubakimoto Kogyo Co., Ltd.	78,000	330,397
	Tsudakoma Corp.	164,000	326,939
#	Tsugami Corp.	248,000	1,650,040
#	Tsukishima Kikai Co., Ltd.	129,000	1,701,700

17

	Tsurumi Manufacturing Co., Ltd.	71,000	737,202
	Tsuzuki Denki Co., Ltd.	58,000	251,235
#	TTK Co., Ltd.	42,000	307,880
	Uchida Yoko Co., Ltd.	140,000	879,132
	Ueki Corp.	47,000	113,465
	UFJ Central Leasing Co., Ltd.	62,000	3,545,397
#	Union Tool Co.	58,800	3,376,236
	Utoc Corp.	68,000	251,262
# *	Venture Link Co., Ltd.	342,400	1,280,508
	Wakachiku Construction Co., Ltd.	325,000	585,855
	Weathernews, Inc.	15,800	98,253
	Yahagi Construction Co., Ltd.	114,000	515,870
	Yamato Corp.	50,000	207,369
	Yamaura Corp.	40,500	131,015
	Yamazen Co., Ltd.	248,000	1,527,715
	Yokogawa Bridge Corp.	98,400	579,010
	Yondenko Corp.	98,800	615,802
# *	Yuasa Trading Co., Ltd.	627,000	1,332,482
	Yuken Kogyo Co., Ltd.	107,000	304,479
	Yurtec Corp.	230,000	1,272,320
#	Yushin Precision Equipment Co., Ltd.	36,240	718,986
Total Industrials			391,500,945

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	408,114
	Aiphone Co., Ltd.	51,900	893,998
# *	Allied Telesis Holdings KK	237,600	622,417
#	Alpha Systems, Inc.	34,700	1,142,538
#	Anritsu Corp.	351,000	2,075,086
	AOI Electronics Co., Ltd.	29,200	669,477
# *	Apic Yamada Corp.	20,000	82,335
	Argo 21 Corp.	27,700	266,197
	Arisawa Manufacturing Co., Ltd.	139,400	2,953,756
	CAC Corp.	52,200	558,133
#	Canon Electronics, Inc.	80,000	3,014,375
	Canon Finetech, Inc.	120,070	2,270,024
#	Capcom Co., Ltd.	159,700	1,691,144
	Chino Corp.	113,000	376,636
	CMK Corp.	179,000	2,752,497
	Computer Engineering & Consulting, Ltd.	44,800	576,843
	Core Corp.	37,700	367,002
	Cresco, Ltd.	11,600	153,257
*	Daiko Denshi Tsushin, Ltd.	23,000	61,083
	Daiwabo Information System Co., Ltd.	52,500	922,503
#	Denki Kogyo Co., Ltd.	195,000	1,784,171
	DKK-TOA Corp.	31,000	88,058
#	Dodwell B.M.S., Ltd.	125,400	898,534
	DTS Corp.	34,800	1,192,948
#	eAccess, Ltd.	3,100	1,873,455
	Eizo Nanao Corp.	60,800	2,155,431
*	Elna Co., Ltd.	97,000	193,520
#	Enplas Corp.	57,900	1,185,349
# *	Epson Toyocom Corp.	290,000	2,251,484
	ESPEC Corp.	58,000	914,473
# *	FDK Corp.	314,000	545,179

18

	Fuji Soft ABC, Inc.	106,000	3,443,413
# *	Fujitsu Access, Ltd.	59,000	370,757
	Fujitsu Devices, Inc.	66,000	976,386
	Fujitsu Fronttec, Ltd.	56,200	516,343
	Fuso Dentsu Co., Ltd.	16,000	85,627
#	Future System Consulting Corp.	1,053	955,510
#	GMO Internet, Inc.	151,500	2,077,663
	Graphtec Corp.	39,000	86,657
	Hakuto Co., Ltd.	62,700	899,821
	Hitachi Business Solution Co., Ltd.	32,900	227,607
	Hitachi Information Systems, Ltd.	124,900	2,968,450
	Hitachi Kokusai Electric, Inc.	267,000	3,203,221
#	Hitachi Software Engineering Co., Ltd.	172,900	2,884,691
	Hitachi Systems & Services, Ltd.	68,000	1,567,685
#	Hochiki Corp.	66,000	401,652
#	Hokuriku Electric Industry Co., Ltd.	247,000	893,859
	Horiba, Ltd.	103,000	3,349,991
#	Hosiden Corp.	201,500	2,303,059
	Icom, Inc.	40,500	1,158,949
# *	Ikegami Tsushinki Co., Ltd.	137,000	445,236
# *	Ines Corp.	140,500	994,195
	I-Net Corp.	36,800	298,691
#	Information Services International-Dentsu, Ltd.	76,800	826,223
#	Intec, Inc.	137,128	2,153,013
#	Invoice, Inc.	33,711	1,041,034
	Ishii Hyoki Co., Ltd.	15,300	355,845
# *	Iwatsu Electric Co., Ltd.	256,000	633,945
	Japan Aviation Electronics Industry, Ltd.	183,000	2,661,387
	Japan Business Computer Co., Ltd.	59,900	534,466
	Japan Digital Laboratory Co., Ltd.	91,600	1,289,319
#	Japan Information Processing Service Co., Ltd.	47,400	283,246
# *	Japan Radio Co., Ltd.	354,000	1,159,862
	Jastec Co., Ltd.	43,600	479,640
	JIEC Co., Ltd.	87	75,799
	Kaga Electronics Co., Ltd.	78,400	1,662,366
	Kanematsu Electronics, Ltd.	61,700	489,831
#	Kasuga Electric Works, Ltd.	44,000	266,094
	Kawatetsu Systems, Inc.	174	224,848
	Koa Corp.	120,000	1,608,476
#	Komatsu Electronics Metals Co., Ltd.	83,500	2,285,896
#	Kubotek Corp.	285	168,375
#	Kyoden Co., Ltd.	141,000	622,099
	Kyowa Electronic Instruments Co., Ltd.	52,000	206,011
	Macnica, Inc.	51,500	1,388,749
	Marubeni Infotec Corp.	21,000	67,510
	Marubun Corp.	75,500	1,055,371
	Maruwa Co., Ltd.	26,100	719,353
	Maspro Denkoh Corp.	45,900	441,736
#	Megachips Corp.	69,400	1,259,296
	Melco Holdings, Inc.	9,000	259,453
	Mimasu Semiconductor Industry Co., Ltd.	13,781	249,716
#	Miroku Jyoho Service Co., Ltd.	63,000	205,905
#	Mitsui High-Tec, Inc.	114,300	1,293,157
	Mitsui Knowledge Industry Co., Ltd.	29,100	401,760
#	Mitsumi Electric Co., Ltd.	213,500	2,624,213

19

	Moritex Corp.	25,500	166,981
*	Mutoh Industries, Ltd.	130,000	311,505
*	Nagano Japan Radio Co., Ltd.	85,000	155,791
#	Nakayo Telecommunications, Inc.	49,000	200,654
#	NEC Fielding, Ltd.	157,400	2,100,767
	NEC Mobiling, Ltd.	35,700	676,657
#	NEC Tokin Corp.	324,000	2,176,303
	Net One Systems Co., Ltd.	1,404	2,818,979
#	Netmarks, Inc.	432	572,058
#	New Japan Radio Co., Ltd.	72,000	477,930
#	NextCom K.K.	1,000	444,656
	Nichicon Corp.	260,200	3,266,659
	Nihon Dempa Kogyo Co., Ltd.	62,500	2,223,043
#	Nihon Inter Electronics Corp.	76,700	670,885
#	Nippon Avionics Co., Ltd.	62,000	262,083
	Nippon Ceramic Co., Ltd.	60,000	801,466
	Nippon Chemi-Con Corp.	372,000	2,356,332
	Nippon System Development Co., Ltd.	73,800	2,391,534
	Nippon Systemware Co., Ltd.	30,000	208,886
#	Nissho Electronics Corp.	58,200	494,030
	NIWS Co. HQ, Ltd.	1,918	1,954,597
	Nohmi Bosai, Ltd.	115,000	1,008,877
	NS Solutions Corp.	48,600	1,138,600
	Okaya Electric Industries Co., Ltd.	49,000	267,351
	Ono Sokki Co., Ltd.	71,000	576,767
#	Origin Electric Co., Ltd.	85,000	529,692
	Osaki Electric Co., Ltd.	103,000	1,028,362
	PCA Corp.	17,500	376,071
*	Pulstec Industrial Co., Ltd.	21,200	72,883
	Ricoh Elemex Corp.	61,000	620,085
	Rikei Corp.	22,500	78,248
	Riken Keiki Co., Ltd.	56,000	566,515
#	Roland DG Corp.	50,500	1,408,360
	Ryoden Trading Co., Ltd.	125,000	1,075,198
	Ryosan Co., Ltd.	102,200	2,911,757
#	Ryoyo Electro Corp.	88,700	1,167,059
	Sanko Co., Ltd.	22,000	156,545
	Sanshin Electronics Co., Ltd.	88,000	986,175
	Satori Electric Co., Ltd.	47,680	852,295
	Sekonic Corp.	36,000	110,552
#	Shindengen Electric Manufacturing Co., Ltd.	236,000	1,236,935
#	Shinkawa, Ltd.	54,700	1,525,376
	Shinko Shoji Co., Ltd.	64,000	820,817
#	Shizuki Electric Co., Inc.	78,000	341,995
	Siix Corp.	33,300	596,697
	SMK Corp.	218,000	1,485,159
	Software Research Associates, Inc.	36,800	497,813
	Sokkisha Co., Ltd.	85,000	288,877
	Sorun Corp.	73,500	644,434
*	SPC Electronics Corp.	48,200	167,854
	Star Micronics Co., Ltd.	149,000	2,936,561
#	Sumida Corp.	53,349	1,118,253
#	Sumisho Computer Systems Corp.	152,500	2,776,216
	SunTelephone Co., Ltd.	92,000	802,556
	Tachibana Eletech Co., Ltd.	50,000	522,758

20

	Tamura Corp.	202,000	857,708
	Tamura Taiko Holdings, Inc.	163,000	888,311
# *	Teac Corp.	493,000	662,510
	Teikoku Tsushin Kogyo Co., Ltd.	133,000	667,738
	TIS, Inc.	24,500	647,190
	TKC Corp.	81,800	1,710,194
	Toko, Inc.	268,000	934,584
#	Tokyo Denpa Co., Ltd.	19,800	307,470
#	Tokyo Electron Device, Ltd.	248	620,642
#	Tomen Electronics Corp.	41,700	1,011,234
#	Tose Co., Ltd.	17,800	232,153
	Toshiba Ceramics Co., Ltd.	424,000	1,635,837
*	Totoku Electric Co., Ltd., Tokyo	91,000	162,258
	Toukei Computer Co., Ltd.	19,610	261,488
# *	Towa Corp.	61,400	428,185
# *	Towa Meccs Corp.	127,000	134,476
#	Toyo Corp.	89,600	1,336,696
#	Trans Cosmos, Inc.	107,600	2,266,557
	Tsuzuki Densan Co., Ltd.	22,500	139,888
#	Uniden Corp.	197,000	2,351,084
	Yamaichi Electronics Co., Ltd.	50,100	547,721
	Yaskawa Information Systems Corp.	40,000	174,836
	Ye Data, Inc.	43,000	155,973
	Yokowo Co., Ltd.	51,300	705,959
	Zuken, Inc.	69,100	708,312
Total Information Technology			169,017,967

Materials — (8.2%)
	Achilles Corp.	549,000	994,597
	Agro-Kanesho Co., Ltd.	7,000	60,394
	Air Water, Inc.	13,250	142,723
	Arakawa Chemical Industries, Ltd.	46,800	492,192
	Aronkasei Co., Ltd.	97,000	539,337
	Asahi Organic Chemicals Industry Co., Ltd.	268,000	1,133,362
	Chuetsu Pulp and Paper Co., Ltd.	309,000	789,510
*	Chugai Mining Co., Ltd.	564,300	461,554
#	Chugoku Marine Paints, Ltd.	190,000	1,197,191
#	Chugokukogyo Co., Ltd.	69,000	263,775
# *	Co-Op Chemical Co., Ltd.	163,000	279,849
#	Dai Nippon Toryo, Ltd.	342,000	582,533
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	239,794
#	Daiken Corp.	372,000	1,439,053
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	251,000	1,348,506
#	Daio Paper Corp.	331,000	3,349,188
#	Daiso Co., Ltd.	289,000	985,050
	DC Co., Ltd.	75,000	360,527
	Dijet Industrial Co., Ltd.	58,000	170,904
	Dynapac Co., Ltd.	25,000	103,163
	FP Corp.	60,600	2,161,791
	Fujikura Kasei Co., Ltd.	74,000	826,954
	Fumakilla, Ltd.	59,000	173,431
	Geostar Corp.	10,000	59,276
	Godo Steel, Ltd.	460,000	2,783,867
	Gun-Ei Chemical Industry Co., Ltd.	222,000	766,033

21

	Harima Chemicals, Inc.	61,000	490,650
	Hodogaya Chemical Co., Ltd.	184,000	741,876
	Hokkan Holdings, Ltd.	159,000	590,535
	Hokko Chemical Industry Co., Ltd.	71,000	313,483
	Hokuetsu Paper Mills, Ltd.	457,000	2,661,873
#	Hokushin Co., Ltd.	64,000	126,200
	Honshu Chemical Industry Co., Ltd.	29,000	324,415
	Ihara Chemical Industry Co., Ltd.	126,000	521,784
	ISE Chemicals Corp.	59,000	534,283
*	Ishihara Sangyo Kaisha, Ltd.	1,072,500	2,052,387
#	Ishii Iron Works Co., Ltd.	77,000	222,220
#	Japan Carlit Co., Ltd.	46,000	382,150
	JSP Corp.	77,500	815,335
#	Kanto Denka Kogyo Co., Ltd.	155,000	1,440,363
	Kasei (C.I.) Co., Ltd.	89,000	372,530
	Katakura Chikkarin Co., Ltd.	43,000	191,734
	Kawasaki Kasei Chemicals, Ltd.	88,000	158,494
#	Kishu Paper Co., Ltd.	233,000	492,771
	Koatsu Gas Kogyo Co., Ltd.	150,000	1,011,718
	Kohsoku Corp.	48,000	340,980
	Konishi Co., Ltd.	49,000	478,260
	Kumiai Chemical Industry Co., Ltd.	218,000	561,174
	Kureha Corp.	542,000	2,585,541
	Kurimoto, Ltd.	380,000	1,235,796
#	Kurosaki Harima Corp.	247,000	940,384
#	MEC Co., Ltd.	55,500	894,525
	Mesco, Inc.	30,000	251,989
# *	Mitsubishi Paper Mills, Ltd.	928,000	1,707,601
	Mitsubishi Plastics, Inc.	588,000	1,933,903
	Mitsubishi Shindoh Co., Ltd.	157,000	549,168
#	Mitsubishi Steel Manufacturing Co., Ltd.	431,000	2,335,521
# *	Mitsui Mining Co., Ltd.	654,000	1,330,152
	Mory Industries, Inc.	108,000	363,653
	Nakabayashi Co., Ltd.	147,000	407,127
	Nakayama Steel Works, Ltd.	352,000	1,557,574
#	Neturen Co., Ltd., Tokyo	122,000	1,351,508
	Nichia Steel Works, Ltd.	134,900	651,694
	Nichireki Co., Ltd.	65,000	240,175
#	Nifco, Inc.	152,000	3,142,860
	Nihon Kagaku Sangyo Co., Ltd.	44,000	368,650
	Nihon Matai Co., Ltd.	82,000	224,755
	Nihon Nohyaku Co., Ltd.	170,000	710,274
#	Nihon Parkerizing Co., Ltd.	192,000	3,291,346
	Nihon Seiko Co., Ltd.	11,000	40,639
*	Nippon Carbide Industries Co., Inc.	163,000	371,177
	Nippon Chemical Industrial Co., Ltd.	235,000	726,411
#	Nippon Chutetsukan KK	73,000	170,372
	Nippon Concrete Industries Co., Ltd.	108,000	288,135
#	Nippon Denko Co., Ltd.	280,000	835,449
	Nippon Fine Chemical Co., Ltd.	65,000	439,364
#	Nippon Foil Mfg., Co., Ltd.	51,000	99,572
# *	Nippon Kasei Chemical Co., Ltd.	260,000	594,320
#	Nippon Kinzoku Co., Ltd.	161,000	357,314
#	Nippon Koshuha Steel Co., Ltd.	396,000	867,196
#	Nippon Metal Industry Co., Ltd.	485,000	1,127,385

22

	Nippon Paint Co., Ltd.	711,000	3,342,483
	Nippon Pigment Co., Ltd.	11,000	41,650
#	Nippon Pillar Packing Co., Ltd.	51,000	495,291
*	Nippon Soda Co., Ltd.	393,000	2,088,063
	Nippon Valqua Industries, Ltd.	242,000	863,270
#	Nippon Yakin Kogyo Co., Ltd.	253,000	1,104,172
	Nittetsu Mining Co., Ltd.	227,000	1,750,303
	Nitto FC Co., Ltd.	72,000	501,538
	NOF Corp.	548,000	3,168,442
	Okamoto Industries, Inc.	342,000	1,375,324
	Okura Industrial Co., Ltd.	166,000	939,049
	Osaka Steel Co., Ltd.	116,300	2,141,302
	Pacific Metals Co., Ltd.	538,000	3,181,353
	Riken Technos Corp.	174,000	755,640
#	S Science Co., Ltd.	2,644,000	1,061,671
#	S.T. Chemical Co., Ltd.	81,700	1,186,390
	Sakai Chemical Industry Co., Ltd.	301,000	1,556,003
	Sakata INX Corp.	157,000	870,827
#	Sanyo Chemical Industries, Ltd.	337,000	2,778,449
	Sekisui Plastics Co., Ltd.	285,000	1,075,570
	Shikoku Chemicals Corp.	162,000	1,084,011
	Shinagawa Refractories Co., Ltd.	162,000	667,633
	Shin-Etsu Polymer Co., Ltd.	212,000	3,235,486
	Showa Highpolymer Co., Ltd.	132,000	501,174
	Showa Tansan Co., Ltd.	49,000	196,487
	Somar Corp.	43,000	250,055
#	Stella Chemifa Corp.	34,100	1,544,667
#	Sumitomo Light Metal Industries, Ltd.	1,015,000	2,709,230
	Sumitomo Osaka Cement Co., Ltd.	215,000	713,015
	Sumitomo Pipe & Tube Co., Ltd.	76,000	470,255
	Sumitomo Seika Chemicals Co., Ltd.	186,000	1,162,013
	Taisei Lamick Co., Ltd.	15,300	435,041
#	Takasago International Corp.	271,000	1,277,536
	Takiron Co., Ltd.	195,000	777,605
	Tayca Corp.	124,000	388,491
	The Nippon Synthetic Chemical Industry Co., Ltd.	270,000	1,204,459
# *	Titan Kogyo Kabushiki Kaisha	59,000	121,498
	Toagosei Co., Ltd.	762,000	3,139,179
#	Toda Kogyo Corp.	113,000	466,196
#	Tohcello Co., Ltd.	93,000	1,036,337
# *	Toho Rayon Co., Ltd.	410,000	3,361,628
#	Toho Zinc Co., Ltd.	354,000	2,909,499
# *	Tohpe Corp.	36,000	58,703
#	Tokai Carbon Co., Ltd.	557,000	3,403,629
#	Tokai Pulp & Paper Co., Ltd.	157,000	546,844
	Tokushu Paper Manufacturing Co., Ltd.	146,000	845,118
	Tokyo Rope Manufacturing Co., Ltd.	447,000	1,055,622
#	Tokyo Tekko Co., Ltd.	131,000	1,295,020
	Tomoegawa Paper Co., Ltd.	96,000	406,273
	Tomoku Co., Ltd.	220,000	574,268
	Topy Industries, Ltd.	628,000	2,490,023
	Toyo Kohan Co., Ltd.	278,000	1,104,344
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	519,705
	TYK Corp.	82,000	206,361
#	Ube Material Industries, Ltd.	192,000	664,399

23

#	Wood One Co., Ltd.	137,000	1,010,435
	Yamamura Glass Co., Ltd.	319,000	978,817
	Yamato Kogyo Co., Ltd.	160,000	3,544,490
	Yodogawa Steel Works, Ltd.	517,000	2,999,079
	Yuki Gosei Kogyo Co., Ltd.	49,000	184,786
#	Yushiro Chemical Industry Co., Ltd.	38,000	868,000
Total Materials			149,205,500

Other — (0.0%)
*	Akai Electric Co., Ltd.	363,000	0
*	Fujii & Co., Ltd.	44,000	391
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	889
	Kirayaka Holdings, Inc.	98,000	310,416
*	Maruishi Holdings Co., Ltd.	214,000	1,901
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,057
*	Takarabune Corp.	26,000	0
Total Other			314,654

Telecommunication Services — (0.1%)
	JSAT Corp.	935	2,787,548

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	188,000	539,305
	Hokuriku Gas Co., Ltd.	94,000	324,744
	Okinawa Electric Power Co., Ltd.	44,010	2,817,626
	Saibu Gas Co., Ltd.	1,111,000	2,560,584
	Shizuoka Gas Co., Ltd.	207,000	1,778,460
#	Tokai Corp.	193,000	1,087,403
Total Utilities			9,108,122

24

TOTAL COMMON STOCKS	1,386,976,855

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (24.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $132,096,000 U.S. Treasury Bill 4.945%(y), 10/05/06; U.S. Treasury Bond 9.875%, 11/15/15; & U.S. Treasury Note 4.000%, 02/15/15, valued at $148,959,041) to be repurchased at $146,057,659	$146,038	146,037,782
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $527,322,814 U.S. STRIPS, rates ranging from 0% to 11.750%, maturities ranging from 08/15/08 to 08/15/22, valued at $290,700,555) to be repurchased at $285,038,950	285,000	285,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $7,393,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,391,055) to be repurchased at $8,267,118	8,266	8,266,000
TOTAL TEMPORARY CASH INVESTMENTS		439,303,782

TOTAL INVESTMENTS - (100.0%)
(Cost $1,621,711,062)		$1,826,280,637

See accompanying Notes to Financial Statements.

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

		Shares	Value††

AUSTRALIA — (42.0%)
COMMON STOCKS — (41.9%)
	A.I., Ltd.	129,195	$33,229
#	AAV, Ltd.	256,027	208,300
	ABB Grain, Ltd.	478,833	2,590,536
*	Acclaim Exploration NL	435,905	15,266
*	Adacel Technologies, Ltd.	113,249	35,354
	ADCorp Australia, Ltd.	123,389	47,759
#	Adelaide Bank, Ltd.	385,522	3,609,086
	Adelaide Brighton, Ltd.	1,891,665	3,576,398
*	Admiralty Resources NL	475,001	35,685
	Adsteam Marine, Ltd.	901,447	1,291,943
	Adtrans Group, Ltd.	32,047	70,787
*	Advanced Magnesium, Ltd.	16,619	2,943
*	AFT Corp., Ltd.	495,284	5,672
*	Agenix, Ltd.	333,983	45,544
*	Agincourt Resources, Ltd.	207,975	248,549
*	Aim Resources, Ltd.	790,850	93,711
*	Ainsworth Game Technology, Ltd.	393,653	119,188
*	AJ Lucas Group, Ltd.	151,268	102,466
*	Alchemia, Ltd.	234,093	220,209
	Alesco Corp., Ltd.	246,759	1,815,560
*	Alkane Exploration, Ltd.	504,063	65,873
*	Allegiance Mining NL	702,073	141,752
*	Alliance Resources, Ltd.	624,207	145,762
*	Allied Medical, Ltd.	11,746	0
*	Altium, Ltd.	162,100	44,508
*	Amadeus Energy, Ltd.	601,908	542,808
	Amalgamated Holdings, Ltd.	369,007	1,380,711
	Amcom Telecommunications, Ltd.	596,711	71,681
*	Ammtec, Ltd.	8,165	22,298
*	Anadis, Ltd.	136,900	27,428
	Ansell, Ltd.	19,924	146,949
*	Antaeus Energy, Ltd.	193,687	13,552
*	Antares Energy, Ltd.	510,462	153,723
	AP Eagers, Ltd.	28,836	158,414
#	ARB Corporation, Ltd.	211,628	509,403
*	ARC Energy, Ltd.	723,341	860,438
	Ariadne Australia, Ltd.	286,001	96,490
*	Arrow Energy NL	545,526	237,942
*	ASG Group, Ltd.	30,071	15,901
	Aspen Group, Ltd.	198,442	229,570
*	Astron, Ltd.	72,300	178,006
	Atlas Group Holding, Ltd.	331,019	236,805
	Atlas Pacific, Ltd.	82,585	19,331
#	Ausdrill, Ltd.	355,150	405,918

1

*	Ausmelt, Ltd.	36,118	16,192
	Auspine, Ltd.	186,351	560,871
	Ausron, Ltd.	60,281	2,321
	Austal, Ltd.	662,448	1,266,912
# *	Austar United Communications, Ltd.	4,130,450	3,701,376
	Austereo Group, Ltd.	1,294,608	1,599,928
	Austin Group, Ltd.	70,265	20,640
#	Australand Property Group	799,489	1,181,149
#	Australian Agricultural Co., Ltd.	831,034	1,176,480
#	Australian Pharmaceutical Industries, Ltd.	837,037	1,467,126
#	Australian Pipeline Trust	954,035	2,930,362
# *	Australian Worldwide Exploration, Ltd.	1,504,187	3,388,603
*	Auto Group, Ltd.	41,309	5,594
# *	Autron Corporation, Ltd.	989,247	78,138
	Avatar Industries, Ltd.	195,019	220,769
*	Avexa, Ltd.	84,701	16,683
#	AVJennings Homes, Ltd.	665,018	599,045
*	Aztec Resources, Ltd.	160,000	23,473
*	B Digital, Ltd.	43,333	2,946
*	Babcock & Brown Environmental Investments, Ltd.	395,420	849,490
# *	Ballarat Goldfields NL	3,791,668	876,305
#	Bank of Queensland, Ltd.	322,009	3,349,132
	Baxter Group, Ltd.	143,509	442,641
	BayCorp Advantage, Ltd.	738,488	1,739,920
	Beach Petroleum, Ltd.	1,971,531	2,120,405
	Beaconsfield Gold NL	89,078	28,818
#	Bendigo Bank, Ltd.	373,075	3,565,312
*	Bendigo Mining NL	1,497,468	2,231,840
*	Betcorp, Ltd.	55,406	163,257
*	Beyond International, Ltd.	61,256	28,573
*	Biota Holdings, Ltd.	659,602	801,754
#	Blackmores, Ltd.	50,230	538,110
*	Blina Diamonds, Ltd. NL	15,073	9,665
*	BMA Gold, Ltd.	710,924	179,182
	Bolnisi Gold NL	973,630	1,688,501
	Boom Logistics, Ltd.	572,530	1,849,663
# *	Boulder Group NL	717,587	387,075
*	BQT Solutions, Ltd.	179,898	13,253
	Bradken, Ltd.	345,076	1,329,080
	Brazin, Ltd.	336,893	360,854
	Brickworks, Ltd.	24,266	226,639
	Bridgestone Australia, Ltd.	80,100	159,745
	Broadcast Services Australia, Ltd.	343,927	67,276
	Cabcharge Australia, Ltd.	393,525	1,841,075
*	Calliden Group, Ltd.	399,993	126,457
	Campbell Brothers, Ltd.	157,018	1,842,463
	Candle Australia, Ltd.	167,056	411,114
*	Cape Range Wireless, Ltd.	3,581,304	35,238
# *	Capral Aluminium, Ltd.	495,611	422,337
	Cardno, Ltd.	102,158	369,022
#	CBH Resources, Ltd.	1,477,979	492,671
	CDS Technologies, Ltd.	84,294	154,520
*	CEC Group, Ltd.	27,607	31,244
*	CEC Group, Ltd.	4,601	5,192
	Cedar Woods Properties, Ltd.	87,353	272,897

2

# *	Cellestis, Ltd.	343,837	955,905
*	Cellnet Group, Ltd.	91,100	82,761
*	Centamin Egypt, Ltd.	1,611,779	827,594
#	Centennial Coal, Ltd.	1,049,686	2,636,228
#	Central Equity, Ltd.	5,438	9,583
*	Centralian Minerals, Ltd.	41,182	26,336
*	Ceramic Fuel Cells, Ltd.	489,608	215,522
*	CH4 Gas, Ltd.	226,181	249,389
*	Chandler Macleod, Ltd.	80,000	48,801
*	Chemeq, Ltd.	166,742	50,370
*	ChemGenex Pharmaceuticals, Ltd.	261,684	82,547
	Chiquita Brands South Pacific, Ltd.	355,481	141,224
*	Chrome Corp., Ltd.	64,000	532
*	Circadian Technologies, Ltd.	64,591	54,322
*	Citigold Corp., Ltd.	1,137,142	316,620
#	City Pacific, Ltd.	229,705	630,456
*	Climax Mining, Ltd.	948,446	361,673
*	Clinuvel Pharmaceuticals, Ltd.	150,000	45,227
# *	Clough, Ltd.	1,604,301	482,361
*	Clover Corp., Ltd.	269,348	26,068
*	Cluff Resources Pacific NL	911,746	10,895
	CMI, Ltd.	81,810	68,756
*	CO2 Group, Ltd.	280,693	41,230
#	Coates Hire, Ltd.	853,737	3,943,396
	Codan, Ltd.	141,104	100,458
	Coffey International, Ltd.	234,503	513,393
	Collection House, Ltd.	224,054	156,375
	Colorado Group, Ltd.	321,714	821,544
#	Commander Communications, Ltd.	775,038	1,202,793
# *	Compass Resources NL	262,227	751,759
#	Consolidated Minerals, Ltd.	805,812	1,237,430
	Consolidated Rutile, Ltd.	1,212,734	614,144
*	Coplex Resources NL	231,400	15,668
*	Copperco, Ltd.	234,299	58,912
#	Corporate Express Australia, Ltd.	608,493	2,868,031
	Count Financial, Ltd.	747,138	1,346,764
#	Coventry Group, Ltd.	118,992	402,450
*	CPI, Ltd.	68,585	25,931
#	Crane Group, Ltd.	176,343	1,645,001
*	Croesus Mining NL	878,058	181,667
*	Cue Energy Resources, Ltd.	452,354	73,185
*	Customers, Ltd.	1,182,627	218,943
*	Cytopia, Ltd.	31,587	22,929
	Danks Holdings, Ltd.	10,425	52,266
#	DCA Group, Ltd.	509,294	1,050,355
	Devine, Ltd.	405,536	262,376
*	Dioro Exploration NL	297,142	14,823
*	Dominion Mining, Ltd.	277,017	272,878
# *	Dragon Mining NL	709,605	76,630
*	Echelon Resources, Ltd.	7,950	2,577
*	Ellex Medical Lasers, Ltd.	162,000	85,259
*	emitch, Ltd.	93,000	41,902
# *	Emporer Mines, Ltd.	324,668	97,259
	Energy Developments, Ltd.	506,585	1,584,246
*	Energy World Corp., Ltd.	325,630	7,834

3

*	engine, Ltd.	674,773	188,972
#	Envestra, Ltd.	2,672,422	2,234,862
*	Environmental Solutions International, Ltd.	13,473	8,920
	Equigold NL	551,108	659,758
*	ERG, Ltd.	2,119,350	158,491
*	Espreon, Ltd.	178,000	91,768
#	Excel Coal, Ltd.	703,810	3,991,995
*	Falcon Minerals, Ltd.	240,897	50,748
#	Fantastic Holdings, Ltd.	284,253	624,463
#	Felix Resources, Ltd.	668,032	932,048
*	First Australian Resources, Ltd.	598,074	80,019
	FKP, Ltd.	666,816	2,789,082
#	Fleetwood Corp., Ltd.	160,673	757,497
	Flight Centre, Ltd.	328,031	2,445,469
	Forest Enterprises Australia, Ltd.	770,767	399,898
*	Fortescue Metals Group, Ltd.	700,670	3,918,523
#	Funtastic, Ltd.	437,567	537,912
#	Futuris Corp., Ltd.	2,317,525	3,844,210
	Gale Pacific, Ltd.	125,851	85,041
	GasNet Australia Group	497,500	855,927
	Gazal Corp., Ltd.	104,542	196,541
# *	Genetic Technologies, Ltd.	830,383	234,549
*	Geodynamics, Ltd.	316,333	300,856
*	Gindalbie Metals, Ltd.	590,000	266,281
*	Giralia Resources NL	104,350	25,838
*	Global Television, Ltd.	80,023	48,846
*	Globe International, Ltd.	882,836	147,303
*	Gold Aura, Ltd.	41,097	2,494
*	Gold Aura, Ltd.	20,548	0
*	Golden Gate Petroleum, Ltd.	480,988	177,837
*	Goldstream Mining NL	372,242	156,146
	Gowing Bros., Ltd.	79,311	184,844
#	Graincorp, Ltd. Series A	107,960	785,674
	Grand Hotel Group	826,037	521,245
*	Grange Resources, Ltd.	113,720	131,442
#	GRD, Ltd.	626,956	1,093,358
*	Great Gold Mines NL	17,866	765
#	Great Southern Plantations, Ltd.	1,056,655	3,041,123
	Green’s Foods, Ltd.	202,281	96,092
#	GUD Holdings, Ltd.	212,701	1,247,731
#	Gunns, Ltd.	1,153,555	2,594,821
#	GWA International, Ltd.	965,666	2,367,909
# *	Hardman Resources, Ltd.	2,238,098	2,875,552
#	Healthscope, Ltd.	804,302	2,646,325
*	Henry Walker Eltin Group, Ltd.	463,214	0
*	Herald Resources, Ltd.	231,543	224,414
	HGL, Ltd.	91,978	143,579
#	Hills Industries, Ltd.	581,863	1,986,759
	Home Building Society, Ltd.	33,485	357,260
*	Horizon Oil, Ltd.	1,000,191	300,293
#	Housewares International, Ltd.	377,271	395,222
	HPAL, Ltd.	345,699	453,050
# *	Hutchison Telecommunications (Australia), Ltd.	1,839,781	352,352
#	IBA Health, Ltd.	896,206	585,216
	IBT Education, Ltd.	699,494	1,006,478

4

*	ICSGlobal, Ltd.	155,693	38,446
#	iiNet, Ltd.	351,613	235,759
	Imdex, Ltd.	354,662	132,904
	Incitec Pivot, Ltd.	199,199	3,301,662
	Independence Group NL	337,669	732,796
*	Independent Practitioner Network, Ltd.	457,414	53,570
*	Indophil Resources NL	968,992	585,162
	Infomedia, Ltd.	1,030,425	473,910
	Institute of Drug Technology Australia, Ltd.	82,205	71,157
#	Integrated Group, Ltd.	240,339	344,121
	Integrated Research, Ltd.	261,513	81,079
	Integrated Tree Cropping, Ltd.	201,252	204,776
*	Intellect Holdings, Ltd.	48,362	14,238
*	Intermoco, Ltd.	2,462,900	90,696
	International All Sports, Ltd.	58,815	16,995
#	Invocare, Ltd.	339,635	1,154,865
#	IOOF Holdings, Ltd.	230,019	1,363,769
#	Iress Market Technology, Ltd.	384,324	1,546,161
	IWL, Ltd.	193,931	654,072
*	Ixla, Ltd.	89,921	1,556
*	Jabiru Metals, Ltd.	525,000	165,383
#	JB Hi-Fi, Ltd.	364,305	1,304,572
#	Jones (David), Ltd.	1,489,968	3,139,480
#	Jubilee Mines NL	445,846	2,427,806
	Just Group, Ltd.	704,000	1,836,789
	K&S Corp., Ltd.	140,818	372,573
*	Kagara Zinc, Ltd.	676,018	1,859,174
*	Keycorp, Ltd.	156,412	117,265
*	Kids Campus, Ltd.	69,303	46,639
*	Kimberley Diamond Co. NL	296,906	305,202
*	Kings Minerals NL	516,989	90,120
#	Kingsgate Consolidated, Ltd.	278,229	1,025,368
	Kresta Holdings, Ltd.	231,002	29,816
*	Lafayette Mining, Ltd.	2,150,000	161,022
*	Lakes Oil NL	5,026,217	68,059
	Lemarne Corp., Ltd.	30,790	71,525
*	Leyshon Resources, Ltd.	103,357	30,110
*	Life Therapeutics, Ltd.	248,857	328,807
	Lighting Corp., Ltd.	180,200	74,537
*	Longreach Group, Ltd.	276,023	12,586
*	Lycopodium, Ltd.	20,000	44,019
*	Lynas Corp., Ltd.	738,846	164,988
#	MacArthur Coal, Ltd.	648,935	2,259,726
	MacMahon Holdings, Ltd.	1,688,243	906,726
*	Macmin Silver, Ltd.	1,367,493	335,694
*	Macquarie Corporate Telecommunications, Ltd.	35,019	19,921
*	Magellan Petroleum Corp. CDI	24,570	39,558
*	Magnesium International, Ltd.	32,803	9,615
*	Marion Energy, Ltd.	507,471	303,237
*	Maryborough Sugar Factory, Ltd.	600	5,945
*	Matrix Oil NL	284,505	18,408
	MaxiTRANS Industries, Ltd.	482,299	240,940
#	McGuigan Simeon Wines, Ltd.	389,785	778,483
	McPherson’s, Ltd.	190,693	214,470
	Melbourne IT, Ltd.	85,583	128,547

5

*	Metabolic Pharmaceuticals, Ltd.	783,048	238,408
# *	Metal Storm, Ltd.	1,482,706	167,993
	MFS, Ltd.	281,961	911,078
*	Midwest Corp., Ltd.	100,000	35,266
*	Miller’s Retail, Ltd.	775,666	982,332
	Minara Resources, Ltd.	1,528,496	2,588,990
	Mincor Resources NL	623,883	396,856
	Monadelphous Group, Ltd.	284,573	1,329,894
	Mortgage Choice, Ltd.	115,500	217,167
# *	Mosaic Oil NL	1,420,299	150,416
*	Mount Gibson Iron, Ltd.	1,264,288	875,446
*	Multiemedia, Ltd.	4,822,552	32,520
*	MXL, Ltd.	932,804	65,223
#	MYOB, Ltd.	1,162,166	729,540
	Namoi Cotton Cooperative, Ltd.	176,490	91,877
	National Can Industries, Ltd.	97,017	127,623
	National Hire Group, Ltd.	61,000	82,828
	New Hope Corp., Ltd.	2,558,257	2,561,292
# *	Nexus Energy, Ltd.	734,642	392,058
*	Nido Petroleum, Ltd.	300,000	50,784
*	North Australian Diamonds, Ltd.	2,366,474	76,681
*	Norwood Abbey, Ltd.	326,063	70,663
# *	Novogen, Ltd.	338,805	701,591
#	Nufarm, Ltd.	287,774	2,321,917
*	NuStar Mining Corp., Ltd.	3,402,530	243,794
# *	Nylex, Ltd.	3,234,837	138,863
	Oakton, Ltd.	267,238	626,803
	OAMPS, Ltd.	526,532	1,312,053
*	Occupational & Medical Innovations, Ltd.	31,208	17,679
# *	Oceana Gold, Ltd.	1,603,800	955,756
*	Optiscan Imaging, Ltd.	37,101	14,809
*	Orbital Corp., Ltd.	537,358	35,402
*	Orchard Petroleum, Ltd.	602,000	313,134
	OrotonGroup, Ltd.	79,968	123,432
	Pacific Brands, Ltd.	1,785,566	2,843,011
	Pacific Group, Ltd.	445,036	774,188
*	Paladin Resources, Ltd.	75,132	277,816
*	Palm Springs, Ltd.	278,505	4,593
# *	Pan Australian Resources, Ltd.	2,468,213	584,899
*	Pan Pacific Petroleum NL	491,700	50,204
*	Panbio, Ltd.	58,078	10,582
	Paperlinx, Ltd.	1,521,480	3,509,813
*	Payce Consolidated, Ltd.	29,670	64,734
*	PCH Group, Ltd.	508,236	313,793
	Peet & Co., Ltd.	281,881	751,336
*	People Telecom, Ltd.	535,431	31,971
*	Peptech, Ltd.	521,900	512,489
	Perilya, Ltd.	605,915	1,286,705
# *	Perseverance Corp., Ltd.	1,857,717	571,445
*	Petra Diamonds, Ltd.	65,193	110,704
# *	Petsec Energy, Ltd.	438,245	1,072,290
*	Pharmaxis, Ltd.	588,476	890,624
*	Planet Gas, Ltd.	145,000	44,659
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	53,556

6

# *	Platinum Australia, Ltd.	275,000	181,398
*	PMP, Ltd.	1,058,077	1,232,772
*	Polartechnics, Ltd.	57,873	1,916
	Port Bouvard, Ltd.	108,200	185,234
*	Port Douglas Reef Resorts, Ltd.	251,655	0
*	PowerTel, Ltd. Series B	175,372	175,117
*	Prana Biotechnology, Ltd.	195,424	28,621
*	Precious Metals Australia, Ltd.	188,084	342,561
	Primary Health Care, Ltd.	415,200	3,663,091
	Prime Television, Ltd.	338,327	888,661
*	Primelife Corp., Ltd.	401,897	319,059
*	Progen Industries, Ltd.	127,002	329,060
	Programmed Maintenance Service, Ltd.	231,214	674,639
	Promentum, Ltd.	102,065	73,550
# *	pSvida, Ltd.	1,254,136	562,841
#	Queensland Cotton Holdings, Ltd.	89,966	293,352
	Ramsay Health Care, Ltd.	430,216	3,243,831
	Raptis Group, Ltd.	12,000	7,223
*	RCR Tomlinson, Ltd.	205,651	304,230
	Rebel Sport, Ltd.	240,105	623,992
# *	Redflex Holdings, Ltd.	324,553	457,295
*	Redport, Ltd.	1,380,196	114,291
	Reece Australia, Ltd.	251,463	2,906,714
*	Renison Consolidated Mines NL	1,028,286	221,121
#	Repco Corp., Ltd.	686,916	904,391
	Repcol, Ltd.	493,668	179,270
*	Resolute Mining, Ltd.	743,023	1,108,881
*	Resonance Health, Ltd.	29,264	1,057
# *	Resource Pacific Holdings, Ltd.	425,600	306,378
	Ridley Corp., Ltd.	919,494	874,029
*	Riversdale Mining, Ltd.	190,635	151,060
	Roberts, Ltd.	105,344	201,881
# *	Roc Oil Co., Ltd.	758,152	2,290,098
	Rock Building Society, Ltd.	25,092	89,551
	Ross Human Directions, Ltd.	133,779	42,353
	Rural Press, Ltd.	402,729	3,260,650
#	S8, Ltd.	271,068	832,020
	SAI Global, Ltd.	366,453	909,740
*	Sally Malay Mining, Ltd.	528,032	480,981
#	Salmat, Ltd.	411,303	834,353
*	Samson Oil & Gas, Ltd.	224,861	69,610
*	Scarborough Minerals P.L.C. CDI	43,536	52,407
#	Schaffer Corp., Ltd.	33,766	128,488
	SDI, Ltd.	367,829	198,086
*	SDS Corp.	60,000	50,822
*	Sedimentary Holdings, Ltd.	857,541	122,148
#	Select Harvests, Ltd.	139,071	1,410,980
	Senetas Corp., Ltd.	1,498,690	384,794
	Servcorp, Ltd.	237,004	1,035,939
	Seven Network, Ltd.	224,582	1,436,306
	SFE Corp., Ltd.	334,655	3,941,571
# *	Silex System, Ltd.	477,172	1,338,584
	Sims Group, Ltd.	134,660	1,898,618
# *	Sino Gold, Ltd.	473,481	1,755,457
*	Sino Strategic International, Ltd.	57,500	154,969

7

*	Sirtex Medical, Ltd.	114,609	212,223
	Skilled Group, Ltd.	304,516	998,624
*	SMC Gold, Ltd.	208,300	14,631
	Smorgon Steel Group, Ltd.	2,984,722	2,991,791
	SMS Management & Technology, Ltd.	198,746	416,731
#	Southern Cross Broadcasting (Australia), Ltd.	192,319	1,656,691
*	Southern Pacific Petroleum NL	698,740	0
#	SP Telemedia, Ltd.	1,132,915	599,804
*	Sphere Investments, Ltd.	338,460	288,494
#	Spotless Group, Ltd.	748,705	2,747,571
*	St. Barbara, Ltd.	2,018,548	917,383
*	Starpharma Holdings, Ltd.	357,958	113,836
#	Straits Resources, Ltd.	603,166	1,780,450
*	Strategic Minerals Corp. NL	358,100	44,350
*	Strathfield Group, Ltd.	492,553	12,630
*	Stuart Petroleum, Ltd.	52,440	62,126
#	STW Communications Group, Ltd.	689,884	1,550,381
*	Summit Resources, Ltd.	579,600	554,257
*	Sundance Resources, Ltd.	3,182,084	135,911
	Sunland Group, Ltd.	854,393	1,433,666
#	Super Cheap Auto Group, Ltd.	353,806	572,730
	Sydney Attractions Group, Ltd.	53,385	264,415
*	Sydney Gas, Ltd.	661,636	150,840
	Symex Holdings, Ltd.	203,321	141,856
*	Talent2 International, Ltd.	76,130	68,538
*	Tandou, Ltd.	5,115	3,604
*	Tap Oil, Ltd.	550,764	797,097
#	Technology One, Ltd.	948,372	473,017
*	Tectonic Resources NL	259,183	33,789
#	Ten Network Holdings, Ltd.	1,354,002	3,033,145
	Thakral Holdings Group	2,127,843	1,238,744
*	The Reject Shop, Ltd.	53,826	243,100
#	Timbercorp, Ltd.	954,660	2,675,939
*	Titan Resources, Ltd.	595,172	32,678
*	Toodyay Resources, Ltd.	20,163	334
*	Tooth & Co., Ltd.	153,000	8,288
	Total Communications Infrastructure, Ltd.	221,853	166,863
*	Tox Free Solutions, Ltd.	1,523,272	125,194
#	Transfield Services, Ltd.	563,353	3,104,919
*	Triako Resources, Ltd.	31,217	38,580
	Troy Resources NL	140,242	291,546
	Trust Company of Australia, Ltd.	75,179	605,270
*	Unilife Medical Solutions, Ltd.	147,406	21,369
*	Union Resources, Ltd.	1,290,000	63,406
#	United Group, Ltd.	393,438	3,949,400
*	Universal Resources, Ltd.	109,414	13,407
*	Unwired Group, Ltd.	775,038	155,701
	UXC, Ltd.	485,939	354,590
	VeCommerce, Ltd.	13,680	19,611
*	Ventracor, Ltd.	872,358	499,837
*	Victoria Petroleum NL	3,680,492	74,565
	Villa World, Ltd.	334,626	434,809
*	Village Life, Ltd.	203,651	23,712
	Village Roadshow, Ltd.	591,536	1,027,106
#	Vision Group Holdings, Ltd.	201,761	597,071

8

	Vision Systems, Ltd.	645,192	890,613
	Waterco, Ltd.	33,300	66,859
	Watpac, Ltd.	262,574	477,069
#	Wattyl, Ltd.	236,195	599,625
*	Webjet, Ltd.	777,242	180,876
	Webster, Ltd.	122,278	61,987
*	Wedgetail Exploration NL	1,413,422	39,170
*	Wentworth Mutual, Ltd.	6,400,000	110,936
*	Western Areas NL	448,054	702,546
	WHK Group, Ltd.	264,738	1,085,681
	Wide Bay Australia, Ltd.	47,718	326,543
*	Willmott Forests, Ltd.	49,700	69,367
*	Zenyth Therapeutics, Ltd.	211,023	79,684
TOTAL COMMON STOCKS			292,438,153

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	290,423	481,838

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Options 09/30/06	196,308	79,015
*	Cue Energy Resources, Ltd. Rights 06/19/06	90,470	545
*	Gold Aura, Ltd. Options 03/31/09	10,274	0
*	Pan Australian Resources, Ltd. Rights 06/16/06	1,974,570	0
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	5,919
*	Polartechnics, Ltd. Options 11/28/06	7,234	30
*	Unilife Medical Solutions, Ltd. Rights 06/14/06	36,851	0
TOTAL RIGHTS/WARRANTS			85,509

TOTAL — AUSTRALIA			293,005,500

HONG KONG — (24.2%)
COMMON STOCKS — (24.2%)
*	139 Holdings, Ltd.	620,000	6,646
	ABC Communications (Holdings), Ltd.	930,000	74,166
	Aeon Credit Service (Asia) Co., Ltd.	740,000	600,770
	Alco Holdings, Ltd.	1,160,000	558,845
	Allan International Holdings, Ltd.	592,000	81,528
	Allied Group, Ltd.	583,200	1,416,317
	Allied Properties, Ltd.	1,020,600	1,192,502
*	Anex International Holdings, Ltd.	152,000	1,853
*	Applied International Holdings, Ltd.	1,243,000	100,352
*	APT Satellite Holdings, Ltd.	599,000	124,378
*	Artel Solutions Group Holdings, Ltd.	2,315,000	23,343
	Arts Optical International Holdings, Ltd.	468,000	130,502
*	Asia Commercial Holdings, Ltd.	72,800	5,871
	Asia Financial Holdings, Ltd.	2,340,908	1,219,776
	Asia Satellite Telecommunications Holdings, Ltd.	526,500	890,665
	Asia Standard International Group, Ltd.	10,712,000	378,191
*	Asia TeleMedia, Ltd.	1,820,000	14,503
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	19,436
	Asia Zirconium, Ltd.	80,000	8,288
	Associated International Hotels, Ltd.	898,000	798,251
	Automated Systems Holdings, Ltd.	340,000	83,164

9

*	B.A.L. Holdings, Ltd.	406	35
	Baltrans Holdings, Ltd.	594,000	421,111
*	Beijing Development (Hong Kong), Ltd.	166,000	18,699
*	Bestway International Holdings, Ltd.	10,688,000	229,516
#	Bossini International Holdings, Ltd.	3,107,500	259,547
	Bright International Group, Ltd.	710,000	52,881
*	Build King Holdings, Ltd.	375,756	7,237
#	Cafe de Coral Holdings, Ltd.	1,280,000	1,742,460
*	Capital Estate, Ltd.	2,360,000	59,520
	Capital Strategic Investment, Ltd.	30,500	6,796
*	Carico Holdings, Ltd.	2,948	94
*	Cash Financial Services Group, Ltd.	427,018	17,816
*	Casil Telecommunications Holdings, Ltd.	1,420,000	73,322
*	CATIC International Holdings, Ltd.	5,332,000	63,097
	CCT Telecom Holdings, Ltd.	1,030,970	146,417
	CEC International Holdings, Ltd.	220,279	3,878
*	Celestial Asia Securities Holdings, Ltd.	426,036	20,943
	Champion Technology Holdings, Ltd.	2,558,581	391,109
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,439,297
	Chen Hsong Holdings, Ltd.	1,302,000	703,228
	Cheuk Nang (Holdings), Ltd.	118,201	71,471
*	Cheung Tai Hong Holdings, Ltd.	100,920	7,616
	Chevalier International Holdings, Ltd.	601,482	711,141
	Chevalier Itech Holdings, Ltd.	355,250	68,566
*	Chia Hsin Cement Greater China Holding Corp.	276,000	39,146
*	China Aerospace International Holdings, Ltd.	3,384,000	299,157
*	China Credit Holdings, Ltd.	1,914,000	36,699
*	China Digicontent Co., Ltd.	2,710,000	3,493
	China Electronics Corp. Holdings Co., Ltd.	668,250	100,700
	China Everbright International, Ltd.	3,945,000	277,125
# *	China Gas Holdings, Ltd.	6,754,000	1,120,432
*	China Green (Holdings), Ltd.	1,098,000	487,936
*	China Haidian Holdings, Ltd.	3,244,000	95,755
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	216,123
*	China Insurance International Holdings Co., Ltd.	2,996,000	1,683,415
*	China Investments Holdings, Ltd.	210,000	4,548
*	China Merchants Dichain (Asia), Ltd.	143,200	62,297
	China Metal International Holdings, Ltd.	1,768,000	751,406
*	China Motion Telecom International, Ltd.	257,000	9,591
	China Motor Bus Co., Ltd.	74,000	556,803
#	China National Aviation Co., Ltd.	6,904,000	1,711,385
	China Oriental Group Co., Ltd.	5,512,000	1,206,762
*	China Pharmaceutical Group, Ltd.	3,348,000	365,656
	China Power International Development, Ltd.	6,595,000	2,307,958
	China Rare Earth Holdings, Ltd.	1,200,000	208,893
	China Resources Logic, Ltd.	6,036,000	650,832
*	China Rich Holdings, Ltd.	676,000	13,686
*	China Sciences Conservational Power, Ltd.	210,400	19,527
*	China Sci-Tech Holdings, Ltd.	278,600	4,624
	China Shineway Pharmaceutical Group, Ltd.	1,157,000	881,549
*	China Solar Energy Holdings, Ltd.	5,922,905	502,061
*	China Star Entertainment, Ltd.	440,292	19,724
#	China Travel International Investment Hong Kong, Ltd.	1,900,000	457,625
*	Chinese People Gas Holdings Co., Ltd.	4,464,000	280,701
	Chinney Investments, Ltd.	1,144,000	125,055

10

	Chitaly Holdings, Ltd.	550,000	148,563
#	Chow Sang Sang Holdings International, Ltd.	1,235,680	460,860
#	Chuang’s China Investments, Ltd.	2,372,500	145,521
	Chuang’s Consortium International, Ltd.	2,694,884	214,291
	Chun Wo Holdings, Ltd.	1,671,917	180,177
	Chung Tai Printing Holdings, Ltd.	548,000	84,628
# *	CITIC 21CN Co., Ltd.	7,724,000	930,793
*	CITIC Resources Holdings, Ltd.	9,938,000	1,480,330
	City e-Solutions, Ltd.	186,000	22,094
*	City Telecom (H.K.), Ltd.	1,070,000	91,165
# *	Clear Media, Ltd.	1,135,000	1,490,416
*	Climax International Co., Ltd.	22,200	789
*	CNT Group, Ltd.	3,078,000	70,081
	Coastal Greenland, Ltd.	2,440,000	202,533
#	COFCO International, Ltd.	4,150,000	2,392,119
	COL Capital, Ltd.	296,240	92,378
#	Comba Telecom Systems Holdings, Ltd.	1,788,000	533,632
*	Compass Pacific Holdings, Ltd.	624,000	15,256
	Computer & Technologies Holdings, Ltd.	432,000	47,770
	Continental Holdings, Ltd.	98,825	10,332
	COSCO International Holdings, Ltd.	2,997,600	594,363
	Coslight Technology International Group, Ltd.	626,000	205,660
	Cosmos Machinery Enterprises, Ltd.	1,126,400	55,484
*	Crocodile Garments, Ltd.	1,539,000	108,947
	Cross-Harbour Holdings, Ltd.	586,520	494,085
*	CSMC Technologies Corp.	980,000	52,012
*	Culturecom Holdings, Ltd.	6,381,000	95,491
*	Daisho Microline Holdings, Ltd.	1,062,000	112,268
*	Dan Form Holdings Co., Ltd.	2,386,600	153,154
*	Daqing Petroleum & Chemical Group, Ltd.	2,695,000	186,391
	Dickson Concepts International, Ltd.	715,130	793,482
#	Digital China Holdings, Ltd.	1,416,000	391,808
*	DVN Holdings, Ltd.	859,358	190,084
*	Dynamic Global Holdings, Ltd.	3,522,000	19,067
	Dynamic Holdings, Ltd.	384,000	119,331
	Eagle Nice (International) Holdings, Ltd.	70,000	19,677
	Easyknit International Holdings, Ltd.	424,290	6,925
*	Eforce Holdings, Ltd.	2,620,000	23,302
	Egana Jewelry & Pearls, Ltd.	331,789	63,514
#	EganaGoldpfeil Holdings, Ltd.	3,001,235	1,188,027
#	Emperor Entertainment Hotel, Ltd.	2,100,000	565,495
	Emperor International Holdings, Ltd.	2,528,360	530,535
	Enerchina Holdings, Ltd.	3,068,800	183,099
*	ENM Holdings, Ltd.	320,000	22,883
*	eSun Holdings, Ltd.	833,600	619,569
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	114,125
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	224,600	179,092
#	Far East Consortium International, Ltd.	3,522,954	1,489,350
*	Far East Hotels & Entertainment, Ltd.	1,853,000	88,069
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,189
*	First Natural Foods Holdings, Ltd.	1,270,000	122,374
	First Pacific Co., Ltd.	6,992,000	2,864,864
	First Sign International Holdings, Ltd.	1,424,000	44,721
#	Fong’s Industries Co., Ltd.	944,000	618,983

11

*	Forefront International Holdings, Ltd.	658,000	48,345
*	Fortuna International Holdings Ltd	2,803,200	6,462
*	Foundation Group, Ltd.	16,760	1,486
*	Founder Holdings, Ltd.	2,350,000	139,023
	Fountain Set Holdings, Ltd.	1,868,000	665,308
	Four Seas Food Investment Holdings, Ltd.	347,184	40,367
	Four Seas Mercantile Holdings, Ltd.	592,000	221,293
*	Frasers Property China, Ltd.	386,000	8,755
# *	Fu JI Food & Catering Services	1,047,000	2,087,369
	Fubon Bank Hong Kong, Ltd.	2,154,000	815,313
*	Fujian Holdings, Ltd.	237,800	7,196
	Fujikon Industrial Holdings, Ltd.	710,000	176,316
*	Fushan International Energy Group, Ltd.	4,450,000	869,663
	Geely Automobile Holdings, Ltd.	3,570,000	352,569
*	Genesis Energy Holdings, Ltd.	5,810,000	37,668
*	GFT Holdings, Ltd.	480,000	3,890
	Giordano International, Ltd.	3,752,000	1,943,404
	Global Bio-Chem Technology Group Co., Ltd.	400,000	163,091
*	Global Green Tech Group, Ltd.	1,782,000	222,823
*	Global Tech (Holdings), Ltd.	5,612,000	36,169
	Glorious Sun Enterprises, Ltd.	2,360,000	1,123,108
	Gold Peak Industries (Holdings), Ltd.	1,059,250	158,506
*	Goldbond Group Holdings, Ltd.	2,609,500	79,151
	Golden Meditech Company, Ltd.	1,500,119	447,580
# *	Golden Resorts Group, Ltd.	2,698,000	822,830
	Golden Resources Development International, Ltd.	1,456,500	62,883
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,438,000	188,156
	Golik Holdings, Ltd.	930,500	32,993
*	Good Fellow Group, Ltd.	3,488,000	144,818
	Grande Holdings, Ltd.	562,000	372,830
*	Great Wall Cybertech, Ltd.	15,795,170	20,360
*	Group Dragon Investment (Unlisted)	929,517	161,748
	Group Sense (International), Ltd.	2,448,000	182,741
*	Guangnan Holdings, Ltd.	1,779,600	330,378
	Guangzhou Investment Co., Ltd.	15,476,000	2,644,550
*	Guo Xin Group, Ltd.	3,640,000	23,466
	GZI Transport, Ltd.	2,558,000	1,045,458
	Hang Fung Gold Technology, Ltd.	1,430,482	172,521
	Hang Ten Group Holdings, Ltd.	1,705,850	190,625
	Hanny Holdings, Ltd.	396,018	234,255
*	Hans Energy Co., Ltd.	5,402,000	288,709
	Harbour Centre Development, Ltd.	562,000	898,387
#	Heng Tai Consumables Group, Ltd.	2,798,000	329,806
	Hengan International Group Co., Ltd.	590,000	986,783
	High Fashion International, Ltd.	268,000	50,155
#	HKR International, Ltd.	3,010,336	1,504,358
	Hon Kwok Land Investment Co., Ltd	662,535	255,615
*	Honesty Treasure International Holdings, Ltd.	4,108,000	106,111
	Hong Kong Catering Management, Ltd.	512,000	84,965
*	Hong Kong Construction Holdings, Ltd.	3,063,000	402,238
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	895,623
*	Hong Kong Parkview Group, Ltd.	1,130,000	34,957
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,862
	Hongkong Chinese, Ltd.	2,662,000	362,153

12

*	Hop Hing Holdings, Ltd.	660,265	28,936
	Hsin Chong Construction Group, Ltd.	1,569,658	115,193
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,556,000	292,560
*	Huabao International Holdings, Ltd.	19,300	4,511
	Huafeng Textile International Group, Ltd.	428,400	25,668
*	Hualing Holdings, Ltd.	6,480,000	127,377
	Hung Hing Printing Group, Ltd.	1,207,275	712,220
	Hutchison Harbour Ring, Ltd.	14,848,000	1,223,726
*	Hycomm Wireless, Ltd.	4,709,000	33,328
	I-Cable Communications, Ltd.	4,172,000	954,784
	IDT International, Ltd.	4,248,486	277,470
*	Imagi International Holdings, Ltd.	247,400	313,920
*	Inner Mongolia Development Holdings, Ltd.	173,661	5,091
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	105,217
	Integrated Distribution Services Group, Ltd.	335,000	515,480
*	Interchina Holdings Co., Ltd.	8,130,000	40,705
	IPE Group, Ltd.	800,000	180,335
	ITC Corp., Ltd.	3,391,460	283,310
	Jinhui Holdings Co., Ltd.	930,000	159,205
*	Jiuzhou Development Co., Ltd.	646,000	73,834
	Joyce Boutique Holdings, Ltd.	1,530,000	78,811
*	Junefield Department Store Group, Ltd.	256,000	2,640
#	K Wah International Holdings, Ltd.	5,500,364	1,682,316
*	Kader Holdings Co., Ltd.	545,600	22,481
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	51,210
	Kantone Holdings, Ltd.	5,370,000	300,527
	Karrie International Holdings, Ltd.	832,000	315,567
	Keck Seng Investments (Hong Kong), Ltd.	858,600	260,359
	Kee Shing Holdings	886,000	102,101
	Kin Yat Holdings, Ltd.	586,000	73,228
	King Fook Holdings, Ltd.	1,000,000	57,226
*	King Pacific International Holdings, Ltd.	1,404,200	22,082
	Kingdee International Software Group Co., Ltd.	638,000	249,588
	Kingmaker Footwear Holdings, Ltd.	1,100,955	124,670
	Kingway Brewery Holdings, Ltd.	3,180,000	1,392,456
*	Kong Sun Holdings, Ltd.	2,198,000	7,083
	Kowloon Development Co., Ltd.	1,324,000	2,110,693
*	KPI Co., Ltd.	396,000	9,676
	KTP Holdings, Ltd.	560,400	40,191
	Kwoon Chung Bus Holdings, Ltd.	556,000	81,106
*	Lai Sun Development Co., Ltd.	29,189,000	1,232,886
*	Lai Sun Garment (International), Ltd.	2,325,000	176,166
	Lam Soon (Hong Kong), Ltd.	302,310	177,858
	Le Saunda Holdings, Ltd.	236,000	30,359
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,978
	Lee & Man Holdings, Ltd.	756,000	97,386
# *	Lee & Man Paper Manufacturing, Ltd.	992,000	1,579,421
	Lerado Group (Holding) Co., Ltd.	1,048,000	72,925
#	Li Ning Co., Ltd.	2,430,000	2,451,930
*	LifeTec Group, Ltd.	3,969,000	59,577
	Lippo, Ltd.	1,074,760	331,694
#	Liu Chong Hing Bank, Ltd.	1,026,000	2,183,580
	Liu Chong Hing Investment, Ltd.	749,200	855,167
	Luen Thai Holdings, Ltd.	1,345,000	341,583
	Luk Fook Holdings (International), Ltd.	926,000	145,430

13

	Luks Industrial Group, Ltd.	645,555	112,034
	Lung Kee (Bermuda) Holdings, Ltd.	1,325,875	854,594
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Success, Ltd.	4,120,000	486,303
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	34,005
*	Mae Holdings, Ltd.	11,100	592
	Magnificent Estates, Ltd.	8,368,000	260,733
*	Magnum International Holdings, Ltd.	300,000	3,480
	Mainland Headwear Holdings, Ltd.	546,000	174,161
	Man Yue International Holdings, Ltd.	590,000	117,573
	Matrix Holdings, Ltd.	906,000	248,333
	Matsunichi Communications Holdings, Ltd.	966,000	210,264
*	Mei Ah Entertainment Group, Ltd.	1,142,000	67,087
	Melbourne Enterprises, Ltd.	45,500	223,098
	Midas International Holdings, Ltd.	774,000	48,242
#	Midland Holdings, Ltd.	1,810,000	862,863
*	Min Xin Holdings, Ltd.	921,200	189,583
*	Mingyuan Medicare Development Co., Ltd.	5,900,000	537,834
*	Minmetals Resources, Ltd.	3,943,780	1,005,754
	Miramar Hotel & Investment Co., Ltd.	741,000	986,344
*	Morning Star Resources, Ltd.	1,845,000	16,172
*	Moulin Global Eyecare Holdings	699,274	455,183
*	Nan Hai Corp., Ltd.	149,222,743	1,167,194
	Nanyang Holdings, Ltd.	137,500	212,493
	National Electronics Holdings, Ltd.	2,156,000	92,664
	Natural Beauty Bio-Technology, Ltd.	2,480,000	204,254
	Neo-China Group (Holdings), Ltd.	4,700,000	518,426
	New Century Group Hong Kong, Ltd.	2,180,920	208,249
*	New Island Printing Holdings, Ltd.	176,000	10,209
*	New Smart Holdings, Ltd.	432,800	15,882
*	New World Cyberbase, Ltd.	217,884	6,548
*	New World Mobile Holdings, Ltd.	22,140	4,446
	Newocean Green Energy Holdings, Ltd.	513,120	42,548
	Next Media, Ltd.	3,516,000	1,800,670
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	189,360
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	12,167
# *	Norstar Founders Group, Ltd.	2,004,000	835,706
# *	Onfem Holdings, Ltd.	1,266,000	77,618
*	Orient Power Holdings, Ltd.	804,000	19,483
	Oriental Press Group, Ltd.	5,418,000	1,071,263
	Oriental Watch Holdings, Ltd.	398,000	88,644
#	Pacific Andes International Holdings, Ltd.	2,078,000	457,135
	Pacific Basin Shipping, Ltd.	3,050,000	1,374,396
	Pacific Century Insurance Holdings, Ltd.	1,272,000	654,405
#	Pacific Century Premium Developments, Ltd.	5,485,000	1,616,669
*	Pacific Plywood Holdings, Ltd.	4,430,000	11,431
	Paul Y Engineering Group, Ltd.	57,121	7,070
	Paul Y. ITC Construction Holdings, Ltd.	3,065,839	1,302,043
#	Peace Mark Holdings, Ltd.	2,138,022	1,027,259
	Pegasus International Holdings, Ltd.	226,000	30,468
	Perfectech International Holdings, Ltd.	571,450	38,882
	Pico Far East Holdings, Ltd.	2,380,000	576,585
#	Playmates Holdings, Ltd.	3,969,000	413,670
	Pokfulam Development Co., Ltd.	234,000	142,104
*	Pokphand (C.P.) Co., Ltd.	5,970,000	321,414

14

	Poly Hong Kong Investment, Ltd.	1,528,000	302,382
*	Poly Investments Holdings, Ltd.	2,670,000	37,111
	Ports Design, Ltd.	1,240,000	1,719,818
	Prime Success International Group, Ltd.	4,008,000	2,655,719
	Proview International Holdings, Ltd.	1,258,884	207,167
	Public Financial Holdings, Ltd.	1,972,000	1,574,481
*	Qin Jia Yuan Media Services Co., Ltd.	845,000	241,654
*	QPL International Holdings, Ltd.	1,608,000	152,757
	Quality Healthcare Asia, Ltd.	160,988	57,436
	Raymond Industrial, Ltd.	675,400	163,653
#	Regal Hotels International Holdings, Ltd.	19,524,000	1,704,496
*	Riche Multi-Media Holdings, Ltd.	7,060,000	209,305
*	Rivera Holdings, Ltd.	3,620,000	91,344
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	1,397,000	1,444,252
	Roadshow Holdings, Ltd.	1,456,000	131,454
	S.A.S.Dragon Holdings, Ltd.	1,696,000	178,769
#	Sa Sa International Holdings, Ltd.	2,798,000	1,018,002
	Safety Godown Co., Ltd.	408,000	165,425
	Saint Honore Holdings, Ltd.	128,000	32,679
	San Miguel Brewery Hong Kong, Ltd.	612,800	126,124
*	Sanyuan Group, Ltd.	415,000	8,024
	SCMP Group, Ltd.	3,754,000	1,229,591
	Sea Holdings, Ltd.	832,000	458,789
*	Seapower Resources International, Ltd.	13,351,680	181,205
	SEEC Media Group, Ltd.	2,550,000	114,556
*	Shanghai Allied Cement, Ltd.	1,152,080	30,961
#	Shanghai Real Estates, Ltd.	3,198,000	659,064
*	Shanghai Zenghai Property, Ltd.	8,252,000	290,525
	Shaw Brothers Hong Kong, Ltd.	134,000	179,473
	Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	266,267
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	93,320
#	Shenzhen International Holdings, Ltd.	25,950,000	1,178,700
	Shougang Concord Century Holdings, Ltd.	3,916,000	281,115
*	Shougang Concord Grand (Group), Ltd.	1,701,000	78,602
#	Shougang Concord International Enterprises Co., Ltd.	10,798,000	731,490
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	103,522
	Shui On Construction & Materials, Ltd.	624,000	1,531,241
*	Shun Ho Resources Holdings, Ltd.	483,000	36,616
*	Shun Ho Technology Holdings, Ltd.	1,037,452	81,057
	Silver Grant International Industries, Ltd.	3,849,000	1,035,647
*	Sincere Co., Ltd.	505,500	24,051
	Sing Tao News Corp., Ltd.	1,842,000	249,302
	Singamas Container Holdings, Ltd.	1,358,000	1,065,132
	Sino Biopharmaceutical, Ltd.	4,200,000	713,572
*	Sino Gas Group, Ltd.	1,417,600	120,599
	Sino Golf Holdings, Ltd.	438,000	38,924
*	Sino Prosper Holdings, Ltd.	1,540,000	228,092
*	Sinocan Holdings, Ltd.	350,000	1,759
	SinoCom Software Group, Ltd.	2,256,000	654,288
*	Sino-I Technology, Ltd.	44,833,158	611,811
	Sinolink Worldwide Holdings, Ltd.	6,593,600	1,390,480
	Sinopec Kantons Holdings, Ltd.	2,292,000	750,433
*	Skyfame Realty Holdings, Ltd.	1,318,000	204,901
*	SMI Publishing Group, Ltd.	250,511	484

15

	SNP Leefung Holdings, Ltd.	180,000	23,382
*	Softbank Investment International (Strategic), Ltd.	7,398,000	117,922
*	Solartech International Holdings, Ltd.	49,600	5,574
*	Solomon Systech International, Ltd.	990,000	339,976
*	South China Brokerage Co., Ltd.	4,872,000	55,675
*	South China Industries, Ltd.	1,124,000	147,779
	Southeast Asia Properties & Finance, Ltd.	263,538	35,668
	Starlight International Holdings, Ltd.	1,548,792	235,169
	Starlite Holdings, Ltd.	694,000	51,035
	Stelux Holdings International, Ltd.	1,307,702	102,555
*	Styland Holdings, Ltd.	101,808	289
	Sun Hing Vision Group Holdings, Ltd.	358,000	104,597
	Sun Hung Kai & Co., Ltd.	2,412,600	2,166,300
*	Sun Innovation Holdings, Ltd.	14,203	5,605
	Sunway International Holdings, Ltd.	866,000	32,535
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	85,171
	Symphony Holdings, Ltd.	3,717,000	486,869
#	Tack Fat Group International, Ltd.	3,232,000	414,828
	Tack Hsin Holdings, Ltd.	542,000	18,097
	Tai Cheung Holdings, Ltd.	1,349,000	684,358
	Tai Fook Securities Group, Ltd.	590,000	104,548
	Tai Sang Land Development, Ltd.	576,984	206,442
*	Tak Shun Technology Group, Ltd.	2,088,000	41,833
	Tak Sing Alliance Holdings, Ltd.	2,909,865	143,965
#	Tan Chong International, Ltd.	1,212,000	275,500
	TCC International Holdings, Ltd.	1,124,000	179,711
*	TCL Communication Technology Holdings, Ltd.	2,192,000	70,217
# *	TCL Multimedia Technology Holdings, Ltd.	8,684,000	1,024,547
*	Technology Venture Holdings, Ltd.	586,000	7,574
*	Termbray Industries International (Holdings), Ltd.	2,304,900	178,259
	Tern Properties Co., Ltd.	61,200	21,299
	Texwinca Holdings, Ltd.	2,986,000	2,050,945
*	The Sun’s Group, Ltd.	17,004,000	21,918
*	Tian An China Investments Co., Ltd.	1,869,275	1,175,756
	Tian Teck Land, Ltd.	1,098,000	381,507
	Tianjin Development Holdings, Ltd.	2,090,000	1,367,721
*	Tidetime Sun (Group), Ltd.	196,280	4,478
	Titan Petrochemicals Group, Ltd.	10,420,000	661,551
*	Tomorrow International Holdings, Ltd.	165,000	10,647
	Tongda Group Holdings, Ltd.	5,620,000	220,640
	Tonic Industries Holdings, Ltd.	1,380,000	28,486
	Top Form International, Ltd.	2,354,000	457,172
*	Topsearch International (Holdings), Ltd.	234,000	24,026
	Tristate Holdings, Ltd.	188,000	81,942
	Truly International Holdings, Ltd.	1,066,000	1,458,949
	Tungtex (Holdings) Co., Ltd.	788,000	168,411
*	Tysan Holdings, Ltd.	1,040,773	57,130
*	United Power Investment, Ltd.	3,328,000	158,400
*	Universal Holdings Ltd	12,220,000	114,684
*	Universe International Holdings, Ltd.	573,339	3,756
	U-Right International Holdings, Ltd.	4,746,000	136,793
	USI Holdings, Ltd.	928,999	370,256
	Van Shung Chong Holdings, Ltd.	359,335	36,405
	Varitronix International, Ltd.	740,293	494,915
	Veeko International Holdings, Ltd.	1,420,000	41,205

16

	Victory City International Holdings, Ltd.	1,267,808	450,900
	Vision Grande Groupe Holdings, Ltd.	1,309,000	1,338,526
	Vital Biotech Holdings, Ltd.	470,000	7,734
	Vitasoy International Holdings, Ltd.	2,291,000	847,982
	Vtech Holdings, Ltd.	573,000	2,537,766
	Wah Ha Realty Co., Ltd.	278,600	54,585
*	Wah Nam International Holdings, Ltd.	38,696	549
	Wai Kee Holdings, Ltd.	1,415,738	405,326
	Wang On Group, Ltd.	57,476	18,100
*	Warderly International Holdings, Ltd.	520,000	45,658
	Wellnet Holdings, Ltd.	2,059,200	134,670
*	Winfoong International, Ltd.	1,210,000	80,880
	Wing On Co. International, Ltd.	674,000	1,178,455
*	Wing Shan International, Ltd.	896,000	32,474
	Wong’s International (Holdings), Ltd.	737,641	59,466
*	Wonson International Holdings, Ltd.	202,000	2,653
*	World Houseware (Holdings), Ltd.	605,700	16,292
*	Y. T. Realty Group, Ltd.	965,000	199,208
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	99,440
*	Yanion International Holdings, Ltd.	488,000	48,420
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	34,000
	YGM Trading, Ltd.	233,000	249,810
	Yip’s Chemical Holdings, Ltd.	674,000	208,419
*	Yugang International, Ltd.	11,916,000	203,354
*	Yunnan Enterprises Holdings, Ltd.	240,000	12,705
TOTAL COMMON STOCKS			168,877,028

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	0
*	China Credit Holdings Warrants 07/31/06	191,400	321
*	Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	4,064
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	3,100
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	0
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	2,094
*	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	13,506
*	Sun Hung Kai & Co., Ltd. Warrants 05/31/09	482,520	60,084
*	Tomorrow International Holdings, Ltd. Rights 06/15/06	206,250	415
*	Topsearch International (Holdings), Ltd. Warrants 06/26/06	23,400	0
TOTAL RIGHTS/WARRANTS			83,584

TOTAL — HONG KONG			168,960,612

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,553
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0

TOTAL — MALAYSIA			3,553

NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)

17

	AFFCO Holdings, Ltd.	1,806,887	425,262
	Cavalier Corp., Ltd.	283,674	605,012
	CDL Hotels New Zealand, Ltd.	1,387,344	538,467
	CDL Investments New Zealand, Ltd.	346,942	81,894
	Colonial Motor Co., Ltd.	126,795	241,138
	Ebos Group, Ltd.	112,108	349,913
*	Evergreen Forests, Ltd.	64,661	13,220
	Fisher & Paykel Apppliances Holdings, Ltd.	170,803	477,209
	Freightways, Ltd.	165,605	395,051
	Hallenstein Glassons Holdings, Ltd.	241,638	755,150
	Hellaby Holdings, Ltd.	210,214	609,430
	Horizon Energy Distribution, Ltd.	40,420	108,274
*	Mainfreight, Ltd.	40,000	146,445
	Michael Hill International, Ltd.	156,746	731,823
*	New Zealand Oil & Gas, Ltd.	584,872	390,934
	New Zealand Refining Co., Ltd.	627,490	2,675,420
	Northland Port Corp. (New Zealand), Ltd.	219,997	396,455
#	Nuplex Industries, Ltd.	291,003	1,224,461
*	Pacific Retail Group, Ltd.	194,156	190,089
#	Port of Tauranga, Ltd.	541,952	1,854,903
	Provenco Group, Ltd.	281,600	157,748
	Pumpkin Patch, Ltd.	60,000	155,130
	Pyne Gould Guinness, Ltd.	581,127	827,886
	Restaurant Brand New Zealand, Ltd.	369,175	300,674
*	Richina Pacific, Ltd.	309,644	96,483
*	Rubicon, Ltd.	995,760	595,324
	Ryman Healthcare Group, Ltd.	415,999	2,063,842
	Sanford, Ltd.	418,047	1,331,433
*	Scott Technology, Ltd.	60,843	87,873
*	Seafresh New Zealand, Ltd.	80,520	1,433
	South Port New Zealand, Ltd.	30,744	28,218
	Steel & Tube Holdings, Ltd	379,638	1,088,270
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	32,076
*	Tenon, Ltd.	19,132	44,994
	Tourism Holdings, Ltd.	402,452	428,081
*	Tower, Ltd.	348,828	724,615
*	Trans Tasman Properties, Ltd.	2,311,308	662,254
	Warehouse Group, Ltd.	200,774	493,958
	Waste Management NZ, Ltd.	430,471	2,364,393
TOTAL COMMON STOCKS			23,695,235

RIGHTS/WARRANTS – (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	30,676

TOTAL – NEW ZEALAND			23,725,911

SINGAPORE – (9.3%)
COMMON STOCKS – (9.3%)
*	Acma, Ltd.	3,040,700	78,257
	Airocean Group, Ltd.	1,649,000	103,881
*	Alliance Technology & Development, Ltd.	156,000	10,375
	Amtek Engineering, Ltd.	1,599,250	451,525
	Apollo Enterprises, Ltd.	193,000	86,293

18

	Armstrong Industrial Corp.		1,460,000	148,437
*	ASA Group Holdings, Ltd		586,000	37,658
	Ascott Group, Ltd.		1,807,250	1,136,313
	Aussino Group, Ltd.		967,000	196,123
	Benjamin (F.J.) Holdings, Ltd.		1,095,000	273,758
#	Beyonics Technology, Ltd		1,945,800	395,241
	Bonvests Holdings, Ltd.		825,000	465,765
#	Brilliant Manufacturing, Ltd		1,855,000	322,443
	Broadway Industrial Group, Ltd.		461,000	135,478
#	Bukit Sembawang Estates, Ltd		107,001	1,058,481
	CH Offshore, Ltd.		823,200	183,075
*	Chemical Industries (Far East), Ltd		105,910	40,248
#	China Dairy Group, Ltd		1,502,000	504,885
	China Merchants Holdings Pacific, Ltd.		652,000	337,319
	Chip Eng Seng Corp., Ltd.		1,775,000	224,559
	Chosen Holdings, Ltd.		1,284,000	138,704
	Chuan Hup Holdings, Ltd.		4,385,000	888,430
*	Chuan Soon Huat Industrial Group, Ltd.		614,000	110,643
	CIH, Ltd.		506,699	693,207
*	CK Tang, Ltd.		614,000	181,594
*	Compact Metal Industries, Ltd.		643,000	6,109
*	Cougar Logistics Corp.		482,500	76,401
	Courts Singapore, Ltd.		495,000	210,062
*	CSC Holdings, Ltd.		672,000	34,326
	CSE Global, Ltd.		1,262,000	788,374
	CWT Distribution, Ltd.		461,500	362,396
*	Eagle Brand Holdings, Ltd.		5,158,000	164,156
*	Eastern Asia Technology, Ltd.		1,844,260	105,331
*	Eastgate Technology, Ltd.		870,000	24,848
	ECS Holdings, Ltd.		1,375,000	279,253
	Eng Wah Organisation, Ltd.		265,000	39,472
	Engro Corp., Ltd.		236,000	132,998
*	Enviro-Hub Holdings, Ltd.		657,500	210,899
*	Firstlink Investments Corp., Ltd.		995,000	35,024
	Freight Links Express Holdings, Ltd.		3,368,000	138,823
	Frontline Technologies Corp., Ltd.		3,170,000	241,269
#	Fu Yu Manufacturing, Ltd.		2,273,750	628,416
	Fuji Offset Plates Manufacturing, Ltd.		33,750	4,810
	G & W Group Holdings, Ltd	.	252,314	35,141
	GB Holdings, Ltd.		200,000	110,122
	Ges International, Ltd.		2,909,000	1,597,899
	GK Goh Holdings, Ltd.		1,494,000	808,763
# *	Global Voice Group, Ltd.		2,054,000	169,520
*	Goodpack, Ltd.		1,592,000	1,755,142
	GP Industries, Ltd.		1,516,000	632,659
	Guocoland, Ltd.		1,215,000	1,919,034
	Hiap Moh Corp., Ltd.		34,874	6,074
	Ho Bee Investment, Ltd.		761,000	369,853
*	Hong Fok Corp., Ltd.		1,796,000	512,075
#	Hong Leong Asia, Ltd.		1,048,000	995,666
	Hotel Grand Central, Ltd.		968,395	382,941
	Hotel Plaza, Ltd.		1,189,000	865,381
#	Hotel Properties, Ltd.		1,675,000	1,922,562
	Hour Glass, Ltd.		298,000	154,093
	HTL International Holdings, Ltd.		1,839,843	1,387,962

19

	Huan Hsin Holdings, Ltd.		1,138,400	390,579
	HupSteel, Ltd.		1,080,240	167,484
	Hwa Hong Corp., Ltd.		2,488,000	865,723
	IDT Holdings, Ltd.		718,000	379,022
	IFS Capital, Ltd.		290,000	148,430
*	Inno-Pacific Holdings, Ltd.		680,000	8,654
	Innovalues Precision, Ltd.		520,000	239,945
	Internet Technology Group, Ltd.		874,408	16,603
*	Interra Resources, Ltd.		37,086	8,811
*	Intraco, Ltd.		292,500	74,041
	Isetan (Singapore), Ltd.		122,500	312,370
*	Jasper Investments, Ltd.		2,267,000	14,355
	Jaya Holdings, Ltd.		2,733,000	2,393,007
	JK Yaming International, Ltd.		907,000	204,723
	Jurong Cement, Ltd.		132,500	53,710
#	Jurong Technologies Industrial Corp., Ltd.		1,590,600	1,149,424
*	K1 Ventures, Ltd.		5,340,500	1,103,502
	Keppel Telecommunications and Transportation, Ltd.		2,058,000	2,103,578
	Khong Guan Flour Milling, Ltd.		19,000	22,263
	Kian Ann Engineering, Ltd.		868,000	87,935
	Kian Ho Bearings, Ltd.		521,000	62,538
	Koh Brothers, Ltd.		1,494,000	99,955
*	L & M Group Investments, Ltd	.	7,107,100	22,507
	Labroy Marine, Ltd.		3,343,000	2,614,655
*	LanTroVision (S), Ltd.		1,117,500	31,996
*	LC Development, Ltd.		2,041,254	176,013
	Lee Kim Tah Holdings, Ltd.		1,600,000	329,012
*	Liang Huat Aluminium, Ltd.		2,954,000	18,709
	Lion Asiapac, Ltd.		473,000	46,445
	Low Keng Huat Singapore, Ltd.		372,000	216,968
	Lum Chang Holdings, Ltd.		1,134,030	144,191
	Magnecomp International, Ltd.		931,000	656,021
	Manufacturing Integration Technology, Ltd.		588,000	57,148
# *	Mediaring.Com, Ltd.		4,262,500	893,533
	Metro Holdings, Ltd.		2,256,960	1,160,902
	MMI Holdings, Ltd.		1,994,000	914,156
	Multi-Chem, Ltd.		1,263,000	171,744
	Nera Telecommunications, Ltd.		1,450,000	363,474
	New Toyo International Holdings, Ltd.		1,043,000	237,991
#	Norelco Centreline Holdings, Ltd.		941,000	287,342
*	Orchard Parade Holdings, Ltd.		1,084,022	426,225
#	Osim International, Ltd.		1,965,600	1,867,363
	Ossia International, Ltd.		728,332	71,855
	Pan-United Corp., Ltd.		2,193,000	779,870
	Pan-United Marine, Ltd.		1,096,500	480,184
	PCI, Ltd.		734,000	225,712
	Pertama Holdings, Ltd.		459,750	110,578
	Popular Holdings, Ltd.		1,813,000	447,544
	PSC Corp., Ltd.		5,723,200	308,747
	Qian Hu Corp., Ltd.		408,200	63,997
	Robinson & Co, Ltd.	.	284,832	901,511
	Rotary Engineering, Ltd.		1,624,000	510,841
	San Teh, Ltd.		838,406	196,692
	SBS Transit, Ltd.		1,011,000	1,358,465
	Sea View Hotel, Ltd.		66,000	0

20

*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,919
	Sembawang Kimtrans, Ltd.	1,618,750	545,137
	Sin Soon Huat, Ltd.	1,307,000	194,950
	Sing Investments & Finance, Ltd.	141,750	125,241
#	Singapore Food Industries, Ltd.	1,707,000	1,034,491
#	Singapore Reinsurance Corp., Ltd	1,695,028	284,177
	Singapore Shipping Corp., Ltd.	1,930,000	599,152
	Singapura Finance, Ltd.	139,250	143,318
	SMB United, Ltd.	2,010,000	190,809
	SNP Corp., Ltd.	466,495	246,473
*	SP Corp., Ltd.	454,000	17,191
	Stamford Land Corp., Ltd.	3,229,000	624,565
	Straits Trading Co., Ltd.	1,117,200	1,944,456
*	Sunright, Ltd.	378,000	55,529
	Superbowl Holdings, Ltd.	490,000	63,969
	Superior Metal Printing, Ltd.	490,500	46,534
	Thakral Corp., Ltd.	6,028,000	306,421
	Tiong Woon Corp. Holding, Ltd.	1,359,000	219,890
*	Transmarco, Ltd.	106,500	41,822
	Trek 2000 International, Ltd.	1,004,000	337,350
	TT International, Ltd.	2,109,600	186,462
*	Tuan Sing Holdings, Ltd.	3,362,000	192,097
*	Ultro Technologies, Ltd.	530,000	18,524
	Unisteel Technology, Ltd.	1,217,500	1,431,642
	United Engineers, Ltd.	846,666	991,255
	United Overseas Insurance, Ltd.	125,500	312,369
	United Pulp & Paper Co, Ltd.	354,000	86,173
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,228,354
	Vicom, Ltd.	120,000	74,588
#	WBL Corp., Ltd.	647,000	2,073,940
	Xpress Holdings, Ltd.	1,392,000	133,704
*	Yongnam Holdings, Ltd.	1,506,000	23,846
TOTAL COMMON STOCKS			65,085,937

RIGHTS/WARRANTS —(0.0%)
*	China Dairy Group, Ltd. Warrants 12/22/07	300,400	37,102
TOTAL — SINGAPORE			65,123,039

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (21.1%)
@	Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $62,611,000 U.S. Treasury Notes, rates ranging from 2.25% to 4.00%, maturities ranging from 08/31/06 to 03/15/10, valued at $62,275,559) to be repurchased at $61,061,998	$61,054	61,053,688

21

@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $163,482,881 U.S. STRIPS, rates ranging from 0% to 8.75%, maturities ranging from 05/15/07 to 08/15/26, valued at $86,700,675) to be repurchased at $85,011,617	85,000	85,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $1,156,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,312,060) to be repurchased at $1,292,175	1,292	1,292,000
TOTAL TEMPORARY CASH INVESTMENTS		147,345,688

TOTAL INVESTMENTS - (100.0%)
(Cost $636,898,240)		$698,164,303

See accompanying Notes to Financial Statements.

22

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value††
COMMON STOCKS — (99.3%)
Consumer Discretionary — (20.2%)
	4imprint P.L.C.	81,908	$504,860
	Abbeycrest P.L.C.	42,590	14,934
	Aga Food Service Group P.L.C.	447,921	3,184,746
	Alba P.L.C.	184,693	799,283
	Alexandra P.L.C.	124,343	349,416
	Alexon Group P.L.C.	205,641	686,387
	Alpha Airports Group P.L.C.	489,053	772,834
	Arena Leisure P.L.C.	1,411,547	1,051,277
*	Aston Villa P.L.C.	12,961	96,488
*	Austin Reed Group P.L.C.	68,999	140,187
	Avon Rubber P.L.C.	69,321	231,327
	Beale P.L.C.	22,161	28,960
	Bellway P.L.C.	356,982	7,531,518
	Ben Bailey P.L.C.	40,986	315,292
	Blacks Leisure Group P.L.C.	134,993	1,335,257
	Bloomsbury Publishing P.L.C.	248,575	1,527,507
	Boot (Henry) P.L.C.	71,794	1,076,354
	Bovis Homes Group P.L.C.	421,757	6,474,478
	BPP Holdings P.L.C.	149,368	1,186,704
	Brown (N) Group P.L.C.	922,637	3,528,844
	Caffyns P.L.C.	6,000	104,225
	Carpetright P.L.C.	141,976	3,102,680
*	Celtic P.L.C.	61,138	33,718
	Character Group P.L.C.	97,314	104,295
	Chime Communications P.L.C.	911,864	627,579
	Chrysalis Group P.L.C.	526,419	1,335,891
	Churchill China P.L.C.	30,000	113,269
	Clinton Cards P.L.C.	740,506	747,151
	Colefax Group P.L.C.	60,000	167,920
	Cosalt P.L.C.	30,700	154,143
	Crest Nicholson P.L.C.	325,092	3,084,603
	Creston P.L.C.	132,044	389,830
	Dawson Holdings P.L.C.	144,502	347,553
*	Dawson International P.L.C.	100,688	12,939
	De Vere Group P.L.C.	259,895	3,982,652
*	Emess P.L.C.	480,556	94,274
*	Entertainment Rights P.L.C.	1,411,838	896,750
	Euromoney Institutional Investor P.L.C.	277,986	1,934,154
	European Motor Holdings P.L.C.	202,140	1,537,673
*	FII Group P.L.C.	41,166	5,197
	Findel P.L.C.	380,020	3,902,039
	First Choice Holidays P.L.C.	1,544,051	6,213,297
*	Forminster P.L.C.	43,333	3,039

1

	French Connection Group P.L.C.	314,710	1,187,008
	Fuller Smith & Turner P.L.C. Series A	41,035	857,982
	Future P.L.C.	933,632	706,972
	Game Group P.L.C.	1,190,499	1,753,148
	Games Workshop Group P.L.C.	86,175	469,102
*	Gaskell P.L.C.	36,000	1,683
	GCAP Media P.L.C.	469,222	2,129,380
*	Global Natural Energy P.L.C.	11,004	17,728
	Greene King P.L.C.	522,707	7,400,854
	Halfords Group P.L.C.	760,782	4,187,843
	Haynes Publishing Group P.L.C.	14,703	87,365
	Headlam Group P.L.C.	301,329	2,798,868
*	Highbury House Communications P.L.C.	439,166	5,749
	HMV Group P.L.C.	1,043,790	3,217,954
	Holidaybreak P.L.C.	157,744	2,079,870
*	Homestyle Group P.L.C.	578,886	1,376,815
	Hornby P.L.C.	130,685	569,515
	House of Fraser P.L.C.	813,337	1,945,383
	Huntsworth P.L.C.	640,942	1,063,940
	Incisive Media P.L.C.	337,232	1,025,683
*	Instore P.L.C.	818,461	506,539
	Investinmedia P.L.C.	29,998	85,864
	JJB Sports P.L.C.	695,502	2,262,971
	John David Group P.L.C.	114,500	603,578
	Lambert Howarth Group P.L.C.	43,203	90,800
*	Laura Ashley Holdings P.L.C.	2,505,661	1,101,261
*	London Clubs International P.L.C.	778,981	1,421,278
	Lookers P.L.C.	85,770	1,235,568
	Luminar P.L.C.	249,238	2,446,805
	Mallett P.L.C.	24,837	109,791
	Manganese Bronze Holdings P.L.C.	62,777	254,083
	Marchpole Holdings P.L.C.	271,422	108,075
	Matalan P.L.C.	1,225,984	4,032,764
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	342,651	4,912,857
	Menzies (John) P.L.C.	132,050	1,217,505
	Metal Bulletin P.L.C.	183,177	1,071,427
#	MFI Furniture Group P.L.C.	1,753,768	3,784,175
	Mice Group P.L.C.	552,389	356,135
	Millennium and Copthorne Hotels P.L.C.	332,714	2,665,912
*	Monsoon P.L.C.	71,000	506,018
	Moss Bros Group P.L.C.	199,511	310,622
	Mothercare P.L.C.	247,209	1,598,014
*	MyTravel Group P.L.C.	1,359,540	6,053,094
	Newcastle United P.L.C.	228,896	204,431
	Next Fifteen Communications P.L.C.	25,000	27,584
*	Nord Anglia Education P.L.C.	130,842	281,752
	Northamber P.L.C.	75,888	95,715
* #	NXT P.L.C.	339,588	234,978
	Ottakar’s P.L.C.	63,746	343,032
*	Owen (H.R.) P.L.C.	46,993	123,297
*	Pace Micro Technology P.L.C.	638,041	556,836
*	Partridge Fine Arts P.L.C.	26,127	20,277
	Pendragon P.L.C.	440,481	4,635,305
	Photo-Me International P.L.C.	1,340,534	2,227,752

2

*	Pittards P.L.C.	60,985	5,702
	Portmeirion Group P.L.C.	22,856	94,910
*	Pressac P.L.C.	78,129	1,096
*	QXL Ricardo P.L.C.	3,064	641,054
	Redrow P.L.C.	542,490	4,768,833
*	Regent Inns P.L.C.	395,953	821,208
	Restaurant Group P.L.C.	753,607	2,747,289
*	Sanctuary Group P.L.C.	690,814	611,056
	SCS Upholstery P.L.C.	117,088	1,002,620
	Sinclair (William) Holdings P.L.C.	53,000	46,836
	Sirdar P.L.C.	69,754	52,355
	SMG P.L.C.	789,651	1,419,408
	Smith (WH) P.L.C.	635,227	5,194,561
	Southampton Leisure Holdings P.L.C.	19,615	19,092
*	SPG Media Group P.L.C.	75,298	11,956
*	Sportech P.L.C.	846,974	194,033
	St. Ives P.L.C.	308,994	1,393,936
	Stanley Leisure P.L.C.	211,679	2,609,653
	Stylo P.L.C.	64,096	72,448
	Taylor Nelson Sofres P.L.C.	1,507,323	6,637,528
	Ted Baker P.L.C.	135,206	1,253,522
*	TG21 P.L.C.	85,507	15,239
*	Tinopolis P.L.C.	175,752	105,062
	Topps Tiles P.L.C.	727,729	3,007,080
*	Torotrak P.L.C.	316,569	168,419
*	Tottenham Hotspur P.L.C.	150,000	130,294
	Ulster Television P.L.C.	196,123	1,458,087
	Victoria P.L.C.	12,000	42,611
	Vitec Group P.L.C.	118,608	1,064,120
	Wagon P.L.C.	163,410	693,710
	Wembley P.L.C.	68,694	259,504
	Wetherspoon (J.D.) P.L.C.	513,165	3,791,621
	Wilmington Group P.L.C.	253,911	827,594
	Wilson Bowden P.L.C.	7,000	184,436
	Woolworths Group P.L.C.	4,913,613	2,897,363
	Wyevale Garden Centres P.L.C.	140,657	1,443,016
Total Consumer Discretionary			183,787,713

Consumer Staples — (4.4%)
	Anglo-Eastern Plantations P.L.C.	111,453	496,647
	Arla Foods UK P.L.C.	1,852,745	1,891,878
	Barr (A.G.) P.L.C.	43,000	802,430
	Body Shop International P.L.C.	583,233	3,224,708
	Cranswick P.L.C.	151,057	1,852,720
	Dairy Crest Group P.L.C.	444,089	3,751,987
	Devro P.L.C.	577,228	1,379,257
	European Home Retail P.L.C.	109,256	107,549
	Greggs P.L.C.	38,326	2,659,864
	Hardys & Hansons P.L.C.	56,379	788,759
	McBride P.L.C.	698,504	2,237,819
	Nichols P.L.C.	66,550	251,814
	Northern Foods P.L.C.	1,762,847	3,181,303
	Premier Foods P.L.C.	751,222	4,332,742
	PZ Cuzzons P.L.C.	74,360	2,018,101
	Richmond Foods P.L.C.	57,804	804,333

3

	Robert Wiseman Dairies P.L.C.	268,666	1,630,720
	Swallowfield P.L.C.	15,000	11,081
	Thorntons P.L.C.	226,306	478,313
	Uniq P.L.C.	316,916	860,266
	Wolverhampton & Dudley Breweries P.L.C.	273,138	6,447,688
	Young & Co’s Brewery P.L.C.	10,000	355,398
	Young & Co’s Brewery P.L.C. Class A	5,234	227,610
Total Consumer Staples			39,792,987

Energy — (6.4%)
	Abbot Group P.L.C.	749,539	4,268,093
	Anglo Pacific Group P.L.C.	333,865	909,137
	Burren Energy P.L.C.	421,226	6,408,906
*	Dana Petroleum P.L.C.	272,368	4,936,803
*	Emerald Energy P.L.C.	169,128	932,404
	Expro International Group P.L.C.	267,101	3,735,588
	Fisher (James) & Sons P.L.C.	163,859	1,420,454
*	Fortune Oil P.L.C.	3,823,133	464,378
	Hunting P.L.C.	416,004	2,821,409
	JKX Oil and Gas P.L.C.	477,571	3,576,614
*	KBC Advanced Technologies P.L.C.	163,011	136,867
	Lupus Capital P.L.C.	429,989	114,845
	Melrose Resources P.L.C.	279,182	2,038,495
*	Premier Oil P.L.C.	288,909	5,293,953
*	Soco International P.L.C.	273,929	6,408,988
	Sondex P.L.C.	252,247	1,363,918
*	U.K. Coal P.L.C.	534,581	1,629,600
*	Venture Production P.L.C.	434,519	5,440,618
	Wood Group (John) P.L.C.	1,504,358	6,605,897
Total Energy			58,506,967

Financials — (18.6%)
	Aberdeen Asset Management P.L.C.	2,149,614	6,634,867
	Arbuthnot Banking Group P.L.C.	67,329	663,506
	Atrium Underwriting P.L.C.	180,581	708,681
*	Bradstock Group P.L.C.	5,200	4,279
	Brewin Dolphin Holdings P.L.C.	805,468	2,669,955
	Brit Insurance Holdings P.L.C.	950,405	4,638,038
	Brixton P.L.C.	952,536	8,577,563
	Capital & Regional P.L.C.	275,300	4,986,759
	Chesnara P.L.C.	92,900	305,084
*	CLS Holdings P.L.C.	297,454	3,012,112
	Collins Stewart Tullett P.L.C.	407,502	5,478,915
	Countrywide P.L.C.	617,070	5,551,023
	Daejan Holdings P.L.C.	43,621	3,378,078
	Derwent Valley Holdings P.L.C.	224,683	6,176,223
	Development Securities P.L.C.	177,708	1,649,047
	Domestic & General Group P.L.C.	132,640	2,418,813
	DTZ Holdings P.L.C.	192,498	2,560,353
	Erinaceous Group P.L.C.	465,172	3,020,089
	Evolution Group P.L.C.	789,642	2,324,756
	F&C Asset Management P.L.C.	1,177,939	4,655,760
	Freeport P.L.C.	152,318	1,150,914
	Grainger Trust P.L.C.	436,048	4,266,233
	Great Portland Estates P.L.C.	722,131	6,321,423
	Guiness Peat Group P.L.C.	1,295,051	2,145,028
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	112,717	460,632
*	Hawtin P.L.C.	196,500	58,885
	Helical Bar P.L.C.	319,073	2,324,858
*	Henderson Group P.L.C.	3,637,354	5,237,801
	Highway Insurance Holdings P.L.C.	844,999	1,196,756
	Hiscox P.L.C.	1,606,168	6,408,416
	Hitachi Capital (UK) P.L.C.	158,219	615,357
	IFX Group P.L.C.	218,317	623,385
*	Intermediate Capital Group P.L.C.	181,009	4,243,462
	Jardine Lloyd Thompson Group P.L.C.	678,286	4,521,846
	JS Real Estate P.L.C.	17,524	180,189
	Kensington Group P.L.C.	248,504	4,832,624
	Kiln P.L.C.	925,736	1,531,554

4

	London Merchant Securities P.L.C.	1,425,531	6,688,631
	London Scottish Bank P.L.C.	491,096	1,029,123
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,319,302
	McKay Securities P.L.C.	97,232	650,561
	Minerva P.L.C.	574,142	2,739,658
	Mucklow (A & J) Group P.L.C.	221,136	1,656,686
*	Panmure Gorden & Co. P.L.C.	15,272	61,526
	Paragon Group of Companies P.L.C.	153,200	1,865,687
	Park Group P.L.C.	291,600	106,340
	Primary Health Properties P.L.C.	61,769	439,401
*	Probus Estates P.L.C.	83,333	234
	Prudential P.L.C.	84,550	918,794
	Quintain Estates & Development P.L.C.	161,208	1,751,248
	Rathbone Brothers P.L.C.	38,435	842,778
	Rensburg Sheppards P.L.C.	95,721	1,218,670
	Resolution P.L.C.	288,595	3,703,717
	Rugby Estates P.L.C.	15,328	141,359
	Rutland Trust P.L.C.	174,255	186,739
	S & U P.L.C.	21,140	239,176
	Safeland P.L.C.	25,000	51,734
	Savills P.L.C.	443,892	4,733,444
	Shaftesbury P.L.C.	572,839	5,302,244
	Shore Capital Group P.L.C.	554,863	553,019
	St. Modwen Properties P.L.C.	403,774	3,325,658
	Stanley (Charles) Group P.L.C.	102,203	671,168
	Town Centre Securities P.L.C.	206,327	1,782,148
	Unite Group P.L.C.	457,428	3,229,326
	Warner Estate Holdings P.L.C.	172,730	2,284,214
	Wellington Underwriting P.L.C.	1,399,036	2,221,085
	Windsor P.L.C.	236,932	189,980
	Workspace Group P.L.C.	663,597	3,777,308
Total Financials			169,214,222

Health Care — (3.3%)
*	Acambis P.L.C.	372,178	1,195,023
*	Alizyme P.L.C.	605,754	1,544,244
*	Antisoma P.L.C.	1,157,754	492,489
*	Asterand P.L.C.	160,000	35,846
*	Axis-Shield P.L.C.	159,015	1,050,905
	Bespak P.L.C.	96,061	1,133,222
*	Biocompatibles International P.L.C.	150,111	563,232
*	Bioquell P.L.C.	90,893	175,123
	Biotrace International P.L.C.	150,131	240,595
*	Cambridge Antibody Technology Group P.L.C.	126,269	3,080,193
	Care U.K. P.L.C.	183,829	1,591,215
*	Clinical Computing P.L.C.	46,666	6,083
	Corin Group P.L.C.	151,637	899,418
	Dechra Pharmaceuticals P.L.C.	168,094	726,351
	Ferraris Group P.L.C.	171,391	112,928
*	Genetix Group P.L.C.	151,246	134,498
	Goldshield Group P.L.C.	123,034	698,783
*	Gyrus Group P.L.C.	474,971	2,914,372
	Huntleigh Technology P.L.C.	108,756	732,885
*	Innovata P.L.C.	1,718,271	698,509
	iSOFT Group P.L.C.	737,364	1,211,442
	Isotron P.L.C.	79,175	887,014
*	Medical Solutions P.L.C.	140,731	18,434
*	Medisys P.L.C.	586,814	37,312
	Nestor Healthcare Group P.L.C.	303,219	587,242
*	Osmetech P.L.C.	66,935	26,311
*	Oxford Biomedica P.L.C.	1,469,226	825,518
*	Phytopharm P.L.C.	111,349	123,740
*	Protherics P.L.C.	854,366	1,309,619
*	Provalis P.L.C.	796,584	15,674
	Ransom (William) & Son P.L.C.	30,000	26,581
*	Skyepharma P.L.C.	1,738,458	1,191,368
	SSL International P.L.C.	738,967	3,885,141
	Theratase P.L.C.	138,068	129,982
*	Vernalis P.L.C.	1,016,067	1,400,835
Total Health Care			29,702,127

5

Industrials — (30.8%)
*	AEA Technology P.L.C.	539,970	1,077,565
	Aggreko P.L.C.	902,444	4,467,748
	Air Partner P.L.C.	35,296	430,041
*	Airflow Streamlines P.L.C.	20,500	22,428
	Alumasc Group P.L.C.	131,547	379,791
	Amec P.L.C.	363,863	2,470,370
	Arriva P.L.C.	505,679	5,098,412
	Ashtead Group P.L.C.	1,337,718	5,007,553
	Atkins (WS) P.L.C.	351,983	5,392,679
	Autologic Holdings P.L.C.	96,590	123,968
* #	Avis Europe P.L.C.	3,154,308	4,324,076
	Babcock International Group P.L.C.	715,032	4,124,823
*	BB Holdings, Ltd.	8,709	37,460
	Birse Group P.L.C.	421,901	95,032
	Black Arrow Group P.L.C.	56,500	81,930
	Bodycote International P.L.C.	1,165,044	5,789,794
	Braemar Seascope Group P.L.C.	61,003	457,941
	Brammer P.L.C.	144,123	501,567
	BSS Group P.L.C.	409,205	2,414,246
*	BTG P.L.C.	439,797	1,537,265
	Business Post Group P.L.C.	157,099	1,128,942
*	C. H. Bailey P.L.C.	20,950	37,861
*	Camellia P.L.C.	2,437	348,133
	Carillion P.L.C.	935,595	5,313,613
*	Carlisle Group, Ltd.	3,484	7,255
	Carr’s Milling Industries P.L.C.	31,055	268,859
	Castings P.L.C.	144,035	731,435
	Charles Taylor Consulting P.L.C.	99,799	713,358
*	Charter P.L.C.	561,590	8,612,173
	Chemring Group P.L.C.	113,762	2,223,571
	Chloride Group P.L.C.	973,598	1,830,458
	Christie Group P.L.C.	53,263	136,160
	Clarkson P.L.C.	54,733	917,046
	Communisis P.L.C.	515,412	881,605
	Cookson Group P.L.C.	669,750	6,244,020
*	Corporate Services Group P.L.C.	3,685,688	615,957
*	Costain Group P.L.C.	1,176,378	1,139,735
	Danka Business Systems P.L.C.	1,029,605	308,930
	Dart Group P.L.C.	74,000	514,088
	Datamonitor P.L.C.	251,086	1,729,766
	Davis Service Group P.L.C.	601,460	5,018,370
	De La Rue P.L.C.	591,314	5,804,181
	Dewhurst P.L.C.	9,000	39,128
	Dewhurst P.L.C. Class A Non-Voting	15,500	54,449
	Domino Printing Sciences P.L.C.	402,751	2,094,486
*	easyJet P.L.C.	1,032,000	6,733,672
	Eleco P.L.C.	104,685	138,122
	Enodis P.L.C.	1,616,238	5,661,206
	Enterprise P.L.C.	190,317	1,479,280
	Fenner P.L.C.	517,189	2,024,167
	FKI P.L.C.	2,068,038	4,162,465
	Forth Ports P.L.C.	158,722	4,997,332
*	Fortress Holdings P.L.C.	120,728	6,209
	Fulmar P.L.C.	107,500	240,920

6

	Galliford Try P.L.C.	1,054,108	2,177,938
	GET Group P.L.C.	20,485	46,032
	Gibbs & Dandy PL.C.	37,672	251,762
	Gleeson (M.J.) Group P.L.C.	174,733	1,321,774
*	Glotel P.L.C.	119,419	179,117
	Go-Ahead Group P.L.C.	162,870	5,166,664
*	Hampson Industries P.L.C.	268,141	756,621
*	Harvey Nash Group P.L.C.	226,666	256,288
	Havelock Europa P.L.C.	123,687	340,154
	Heath (Samuel) & Sons P.L.C.	7,500	68,728
	Helphire Group P.L.C.	543,376	4,094,575
*	Heywood Williams Group P.L.C.	297,460	503,706
	Homeserve P.L.C.	220,422	6,631,147
	Hyder Consulting P.L.C.	159,637	757,166
	Interserve P.L.C.	390,498	2,890,010
	Intertek Group P.L.C.	323,530	4,188,769
*	Invensys P.L.C.	19,290,739	8,399,478
	Ite Group P.L.C.	966,080	2,285,190
	James Halstead P.L.C.	104,416	743,088
	Johnson Service Group P.L.C.	206,862	1,658,306
	Keller Group P.L.C.	232,425	2,309,150
	Kier Group P.L.C.	122,924	3,515,948
	Laing (John) P.L.C.	848,681	4,403,174
	Latchways P.L.C.	40,210	573,350
	Lavendon Group P.L.C.	122,032	651,109
	Lincat Group P.L.C.	19,000	201,526
	Litho Supplies P.L.C.	20,000	19,431
*	Lorien P.L.C.	60,000	49,246
	Low & Bonar PL.C.	339,165	856,289
	Management Consulting Group P.L.C.	600,372	648,146
	McAlpine (Alfred) P.L.C.	351,581	2,998,347
	Metalrax Group P.L.C.	358,740	519,064
	Michael Page International P.L.C.	1,200,784	8,894,407
	Mitie Group P.L.C.	1,150,518	4,190,388
*	Molins P.L.C.	68,000	133,905
	Morgan Crucible Company P.L.C.	1,125,473	5,178,925
	Morgan Sindall P.L.C.	146,726	2,954,181
	Mouchel Parkman P.L.C.	341,263	2,235,103
	MS International P.L.C.	71,500	223,139
	MSB International P.L.C.	30,748	28,723
	National Express Group P.L.C.	25,000	373,565
	New Avesco P.L.C.	29,998	50,168
	Northern Recruitment Group P.L.C.	36,500	82,562
	Northgate P.L.C.	242,648	4,626,301
	Ocean Wilsons Holdings, Ltd.	84,250	642,129
	OPD Group P.L.C.	95,878	560,482
*	Penna Consulting P.L.C.	42,417	89,681
*	Planestation Group P.L.C.	76,551	8,053
	Quantica P.L.C.	245,300	309,091
	Radstone Technology P.L.C.	102,913	506,495
*	Regus Group P.L.C.	3,366,539	7,061,707
	Reliance Security Group P.L.C.	49,710	469,735
*	Renold P.L.C.	270,995	273,833
	Ricardo P.L.C.	220,336	1,125,938
	Robert Walters P.L.C.	291,175	1,472,510

7

	ROK P.L.C.	108,636	1,188,470
	RPS Group P.L.C.	730,729	2,814,214
	Salvesen (Christian) P.L.C.	870,648	990,347
	Senior P.L.C.	1,196,693	1,387,546
	Serco Group P.L.C.	235,235	1,384,877
	Severfield-Rowan P.L.C.	84,679	1,965,712
	Shanks Group P.L.C.	756,400	2,425,042
	SHL Group P.L.C.	165,829	408,498
	SIG P.L.C.	445,720	7,035,216
*	Simon Group P.L.C.	539,729	564,515
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	311,378
	Speedy Hire P.L.C.	149,193	2,443,482
	Spirax-Sarco Engineering P.L.C.	260,136	4,438,829
	Spring Group P.L.C.	461,254	345,581
	Stagecoach Group P.L.C.	1,580,500	3,007,128
*	Stanelco P.L.C.	2,148,370	351,064
	T. Clarke P.L.C.	118,525	555,863
	Tarsus Group P.L.C.	87,549	280,620
	TDG P.L.C.	281,407	1,124,999
	Teesland P.L.C.	431,476	742,878
	Tex Holdings P.L.C.	14,000	19,903
	The 600 Group P.L.C.	218,038	236,421
	Thorpe (F.W.) P.L.C.	24,000	196,270
*	Tinsley (Eliza) Group P.L.C.	19,844	3,340
*	Trafficmaster P.L.C.	252,418	168,002
	Trifast P.L.C.	232,523	222,038
	Ultra Electronics Holdings P.L.C.	240,952	4,700,263
*	Ultraframe P.L.C.	319,285	173,168
	Umeco P.L.C.	177,143	1,563,235
*	Universal Salvage P.L.C.	64,608	133,415
*	Volex Group P.L.C.	241,088	502,415
	VP P.L.C.	127,270	723,889
	VT Group P.L.C.	636,999	5,650,114
	Waterman Group P.L.C.	74,473	204,375
	Watermark Group P.L.C.	82,161	168,164
	Weir Group P.L.C.	714,505	5,883,905
	Whatman P.L.C.	439,737	2,614,103
	White Young Green P.L.C.	94,553	657,229
*	Whitehead Mann Group P.L.C.	95,000	54,897
*	Wilshaw P.L.C.	198,409	24,106
	Wincanton P.L.C.	417,586	2,550,997
	WSP Group P.L.C.	254,125	2,004,518
	XP Power P.L.C.	59,933	461,667
Total Industrials			279,626,648

Information Technology — (10.1%)
	Abacus Group P.L.C.	237,219	722,660
	Acal P.L.C.	60,982	387,147
	Alphameric P.L.C.	486,081	755,116
*	Alterian P.L.C.	151,434	273,395
	Amstrad P.L.C.	311,793	1,080,939
*	Anite Group P.L.C.	1,190,529	1,482,334
*	ARC International P.L.C.	330,444	183,468
*	Autonomy Corp. P.L.C.	446,075	3,441,479
	Aveva Group P.L.C.	75,980	1,684,947

8

	Axon Group P.L.C.	190,510	1,155,567
*	Bede P.L.C.	135,978	18,375
	CML Microsystems P.L.C.	28,361	150,389
	Compel Group P.L.C.	119,994	176,327
	Computacenter P.L.C.	452,614	1,858,568
*	CSR P.L.C.	87,809	2,380,963
	Detica Group P.L.C.	71,722	1,680,226
	Dialight P.L.C.	111,362	435,209
	Dicom Group P.L.C.	258,808	1,056,078
*	Dimension Data Holdings P.L.C.	939,000	727,797
	Diploma P.L.C.	76,954	1,062,694
*	DRS Data & Research Services P.L.C.	26,825	16,832
	Electrocomponents P.L.C.	1,147,422	5,448,900
	Electronic Data Processing P.L.C.	55,200	61,896
*	Eurodis Electron P.L.C.	2,118,657	41,603
*	Fibernet Group P.L.C.	224,012	230,365
	Filtronic P.L.C.	226,882	832,180
*	Financial Objects P.L.C.	17,000	14,446
	GB Group P.L.C.	415,333	260,021
*	Gresham Computing P.L.C.	180,019	411,173
	Halma P.L.C.	1,554,692	5,348,729
	ICM Computer Group P.L.C.	45,983	228,077
*	Imagination Technologies Group P.L.C.	664,715	678,678
	Independent Media Distribution P.L.C.	21,621	22,126
*	Innovation Group P.L.C.	1,116,429	663,008
*	Intec Telecom Systems P.L.C.	983,242	969,943
	Intelek P.L.C.	99,880	24,243
*	Kalamazoo Computer P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	400,287
	Laird Group P.L.C.	685,436	5,176,198
	Macro 4 P.L.C.	68,736	293,222
*	Microgen P.L.C.	238,323	261,031
	Misys P.L.C.	1,567,012	5,272,681
	Morse P.L.C.	450,565	628,598
	MTL Instruments Group P.L.C.	71,580	562,588
*	nCipher P.L.C.	99,572	388,812
	Netstore P.L.C.	143,737	97,440
*	Northgate Information Solutions P.L.C.	1,787,107	2,440,452
*	NSB Retail Systems P.L.C.	1,119,725	608,236
	Oxford Instruments P.L.C.	136,455	518,322
*	Parity Group P.L.C.	7,621	7,592
	Planit Holdings P.L.C.	235,000	100,405
*	Plasmon P.L.C.	259,985	286,926
	Premier Farnell P.L.C.	1,368,932	4,960,178
	Psion P.L.C.	462,761	1,349,626
*	QA P.L.C.	158,950	4,560
	Renishaw P.L.C.	222,795	3,598,483
*	Retail Decisions P.L.C.	258,904	697,019
	RM P.L.C.	359,199	1,186,975
	Rotork P.L.C.	306,541	4,016,624
	Royalblue Group P.L.C.	111,627	1,478,946
*	SCi Entertainment Group P.L.C.	33,370	321,928
*	Scipher P.L.C.	34,563	727
*	SDL P.L.C.	229,834	807,012
*	Servicepower Technologies P.L.C.	235,191	111,805

9

	Spectris P.L.C.	508,179	5,609,377
*	Spirent Communictions P.L.C.	2,769,967	2,332,244
*	Superscape Group P.L.C.	302,847	53,730
*	Surfcontrol P.L.C.	104,638	921,633
*	Tadpole Technology P.L.C.	427,207	16,977
	Telent P.L.C.	208,611	1,990,330
*	Telspec P.L.C.	25,000	3,971
	Trace Group P.L.C.	33,552	61,030
	TT electronics P.L.C.	462,949	1,503,703
*	TTP Communications P.L.C.	611,908	149,494
	Vega Group P.L.C.	69,342	266,747
	Vislink P.L.C.	469,857	594,014
*	Wolfson Microelectronics P.L.C.	429,349	3,613,978
	Workplace Systems International P.L.C.	238,739	25,948
	XAAR P.L.C.	199,122	1,010,492
	XANSA P.L.C.	1,086,619	1,566,473
	XKO Group P.L.C.	30,304	56,785
	Zetex P.L.C.	177,320	233,829
Total Information Technology			91,553,326

Materials — (3.7%)
*	Amberley Group P.L.C.	200,000	37,403
*	API Group P.L.C.	103,483	225,148
*	Applied Optical Technologies P.L.C.	117,822	89,635
	Baggeridge Brick P.L.C.	98,000	287,081
	British Polythene Industries P.L.C.	86,272	996,164
	Carclo P.L.C.	180,595	232,207
	Chamberlin & Hill P.L.C.	18,000	70,946
	Chapelthorpe P.L.C.	656,803	168,564
*	Coral Products P.L.C.	50,000	14,609
	Croda International P.L.C.	495,398	4,178,284
	Cropper (James) P.L.C.	22,000	62,026
	Delta P.L.C.	433,707	1,046,677
	DS Smith P.L.C.	1,373,005	3,919,284
	Dyson Group P.L.C.	116,928	464,316
	Elementis P.L.C.	1,680,525	2,510,058
	Ennstone P.L.C.	1,346,696	1,253,696
*	European Colour P.L.C.	82,090	8,167
	Filtrona P.L.C.	686,428	3,969,232
	Hill & Smith Holdings P.L.C.	208,029	939,504
	Inveresk P.L.C.	150,000	45,799
	Macfarlane Group P.L.C.	228,287	197,440
	Marshalls P.L.C.	662,347	3,900,807
	Porvair P.L.C.	139,099	385,954
	RPC Group P.L.C.	335,324	1,480,944
*	Scapa Group P.L.C.	456,918	150,742
*	Scarborough Minerals P.L.C.	14,622	18,154
	Treatt P.L.C.	14,957	81,440
	UCM Group P.L.C.	41,980	36,506
	Victrex P.L.C.	307,403	3,817,666
	Yule Catto & Co. P.L.C.	521,859	2,402,921
	Zotefoams P.L.C.	96,852	147,377
Total Materials			33,138,751

10

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,844
*	Aries Insurance Services P.L.C.	62,500	0
*	Baltimore P.L.C.	48,500	13,378
*	Bombshell, Ltd.	932	957
*	Ferguson International P.L.C.	89,105	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	6,312
*	Industrial & Commercial Holdings P.L.C.	5,000	140
*	OneSource Services, Inc.	544	8,139
*	Pisces Property Services P.L.C.	62,500	0
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	15,487
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	371
*	Whitecroft P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,446
Total Other			53,074

11

Telecommunication Services — (0.9%)
* #	Colt Telecom Group P.L.C.	2,574,360	3,082,660
	Kingston Communications P.L.C.	1,328,979	1,295,901
*	Redstone P.L.C.	1,259,104	112,184
	Telecom Plus P.L.C.	222,635	419,807
*	Thus Group P.L.C.	549,382	1,342,898
*	Vanco P.L.C.	232,704	2,112,113
Total Telecommunication Services			8,365,563

Utilities — (0.9%)
	Dee Valley Group P.L.C.	4,214	79,209
	Hydro International P.L.C.	27,669	66,949
	Northumbrian Water Group P.L.C.	375,602	1,722,524
	Viridian Group P.L.C.	385,527	6,646,672
Total Utilities			8,515,354
TOTAL COMMON STOCKS			902,256,732

RIGHTS/WARRANTS — (0.0%)
*	Colt Telecom Group P.L.C. Rights For Claims Purposes	2,574,360	48,144
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	215
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
TOTAL RIGHTS/WARRANTS			48,359

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06
(Collateralized by $18,433,226 U.S. STRIPS 0.0%, 05/15/27, valued at
$6,053,287) to be repurchased at $5,935,403	$5,935	5,934,595
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06
(Collateralized by $67,000 FHLMC Notes 4.00%, 09/22/09, valued at $76,045)
to be repurchased at $74,010	74	74,000
TOTAL TEMPORARY CASH INVESTMENTS		6,008,595

TOTAL INVESTMENTS — (100.0%)
(Cost $670,751,601)		$908,313,686

See accompanying Notes to Financial Statements.

12

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
 (Unaudited)

		Shares	Value††

AUSTRIA — (1.9%)
COMMON STOCKS — (1.9%)
*	Admiral Sportwetten AG	3,905	$95,025
	Agrana Beteiligungs AG	12,192	1,196,096
	Andritz AG	27,387	4,373,396
	Austria Email AG	715	5,036
*	Austrian Airlines AG	42,784	368,708
* #	Betandwin.com Interactive Entertainment AG	40,984	4,303,813
	BKS Bank AG	520	63,901
#	Boehler-Uddeholm AG	26,152	5,441,222
#	BWT AG	24,819	832,405
*	CA Immobilien Anlagen AG	134,542	3,679,253
*	Christ Water Techology AG	24,819	367,164
#	Constantia Packaging AG	21,263	972,008
*	Conwert Immobilien Invest AG	54,426	1,042,909
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	63,284
#	Flughafen Wien AG	32,850	2,421,072
	Frauenthal Holding AG	1,046	332,047
#	Lenzing AG	3,948	927,172
	Manner (Josef) & Co. AG	870	53,511
#	Mayr-Melnhof Karton AG	11,760	1,944,469
#	Oberbank AG	7,620	955,441
	Palfinger AG	11,176	1,115,747
* #	RHI AG	65,590	2,059,907
	Rosenbauer International AG	2,134	199,743
*	S&T System Integration & Technology Distribution AG	5,233	187,005
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	902,099
*	Sparkassen Immobilien AG	58,185	644,987
	UBM Realitaetenentwicklung AG	1,440	93,055
	Uniqa Versicherungen AG	88,000	2,888,921
*	Wolford AG	5,946	134,807

TOTAL — AUSTRIA			37,664,203

BELGIUM — (2.8%)
COMMON STOCKS — (2.8%)
*	Abfin SA	2,560	0
#	Ackermans & Van Haaren SA	74,360	5,440,510
* #	Arinso International SA	29,855	773,175
*	Associated Weavers International	5,057	70,317
	Banque Nationale de Belgique	710	2,858,956
#	Barco NV	36,337	3,228,351
	Bekaert SA	41,401	4,263,157
	Brantano Group NV	5,881	345,521
#	Brederode SA	12,180	392,055

1

	Carrieres Unies Porphyre SA	45	127,527
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	221,103
	Cofinimmo SA	17,021	2,868,705
	Compagnie du Bois Sauvage	87	31,503
#	Compagnie Francois d’Entreprises (CFE)	2,080	2,162,781
#	Compagnie Immobiliere de Belgique SA	7,453	386,594
#	Compagnie Maritime Belge SA	55,208	1,438,355
	Cumerio	9,586	213,364
	Deceuninck NV	63,700	2,076,649
	Distrigaz	57	275,608
	Dolmen Computer Applications NV	14,860	209,296
#	D’Ieteren NV SA	9,062	2,694,127
#	Duvel Moorgat SA	7,474	342,423
*	Econocom Group SA	38,283	315,212
	Euronav SA	41,185	1,066,030
	EVS Broadcast Equipment SA	5,500	267,102
#	Exmar NV	52,575	1,685,862
	Floridienne SA	2,033	183,479
*	ICOS Vision Systems NV	19,613	874,733
	Image Recognition Integrated Systems (I.R.I.S.)	3,234	170,834
* #	Innogenetics NV	75,886	969,221
*	Integrated Production & Test Engineering NV	9,275	59,610
*	International Brachtherapy SA	16,544	156,986
*	Ion Beam Application SA	48,283	804,926
	Kinepolis	6,020	278,021
	Laundry Systems Group	11,877	146,131
	Lotus Bakeries SA	1,323	247,650
	Melexis NV	70,385	1,183,049
#	Nord-Sumatra Investissements SA	650	576,918
#	Omega Pharma SA	63,035	4,287,663
*	Option NV	79,228	1,903,718
*	Papeteries Catala SA	315	51,868
*	Picanol	16,120	285,192
	Quick Restaurants SA	27,247	950,002
* #	Real Software SA	55,542	22,051
#	Recticel SA	47,637	574,760
*	Resilux	2,623	131,235
	Rosier SA	655	107,951
#	Roularta Media Group NV	9,837	622,808
	Sapec SA	3,635	391,631
*	SAPEC SA Strip VVPR	75	381
#	Sioen Industries NV	40,931	465,805
	Sipef NV	1,685	374,865
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	822,521
*	Spector Photo Group SA	5,408	8,742
*	Systemat-Datarelay SA	14,672	95,609
	Ter Beke NV	2,281	194,100
#	Tessenderlo Chemie NV	66,759	2,308,712
	Unibra SA	1,600	199,314
#	Van De Velde NV	3,757	794,464
#	VPK Packaging Group SA	9,786	364,207
	Warehouses De Pauw SCA	10,753	551,222
*	Zenitel	20,197	92,006

TOTAL — BELGIUM			55,006,668

2

DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
	Aktieselskabet Ringkjoebing Bank A.S.	3,170	447,860
*	Alk-Abello A.S.	15,055	2,048,736
*	Alm. Brand A.S.	28,360	1,540,029
	Amagerbanken A.S.	23,770	1,795,932
	Ambu A.S.	7,460	138,456
	Arkil Holdings A.S. Series B	670	113,887
#	Auriga Industries A.S. Series B	29,250	784,898
	Bang & Olufsen Holding A.S. Series B	26,387	3,102,700
* #	Bavarian Nordic A.S.	7,930	653,381
#	Biomar Holding A.S.	8,498	318,762
*	BoConcept Holding A.S.	375	193,086
	Bording (F.E.) A.S. Series B	450	47,219
	Brodrene Hartmann A.S. Series B	5,865	165,350
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	75,256
#	Dampskibsselskabet Torm A.S.	49,460	2,146,847
#	Dantherm Holding A.S.	13,100	293,198
*	Danware A.S.	5,185	95,336
	DFDS A.S.	11,760	807,728
#	DiBa Bank A.S.	1,433	464,492
	Dicentia A.S.	6,000	62,773
#	DLH A.S. Series B	24,700	403,388
#	East Asiatic Co., Ltd.	43,773	1,750,820
#	EDB Gruppen A.S.	5,780	341,858
	Fionia Bank A.S. Rights	2,343	624,427
	FLSmidth & Co. A.S.	73,180	2,904,684
#	Fluegger A.S. Series B	3,663	408,983
	Forstaedernes Bank A.S.	9,672	1,296,019
*	Genmab A.S.	63,829	2,048,714
	Glunz & Jensen A.S.	2,870	41,511
*	GPV Industi A.S.	1,700	90,603
#	H&H International A.S. Series B	1,520	318,637
	Hadsten Bank A.S.	555	154,624
	Harboes Bryggeri A.S.	5,750	224,259
	Hedegaard (Peder P.) A.S.	1,110	135,673
#	Hojgaard Holding A.S. Series B	2,500	142,880
* #	IC Companys A.S.	3,510	222,891
*	Incentive A.S.	3,575	11,363
	ITH Industri Invest A.S.	3,600	141,980
	Lan & Spar Bank A.S.	3,800	233,765
*	Lastas A.S. Series B	4,600	77,692
	Lollands Bank A.S.	750	54,299
*	Maconomy A.S.	6,000	9,783
	Migatronic A.S. Series B	400	18,522
* #	NeuroSearch A.S.	9,160	286,307
	NKT Holding A.S.	49,245	3,106,498
	Nordjyske Bank A.S.	17,250	511,594
#	Norresundby Bank A.S.	535	317,601
*	NTR Holdings A.S.	2,530	36,037
	Ostjydsk Bank A.S.	1,542	265,256
	Per Aarsleff A.S. Series B	3,295	261,385
*	Pharmexa A.S.	54,340	224,202
#	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	1,766,457

3

	Roblon A.S. Series B	400	55,115
	Rockwool International A.S.	24,520	2,862,552
	Royal Unibrew A.S.	9,265	939,528
* #	RTX Telecom A.S.	14,000	166,237
	Salling Bank A.S.	750	106,941
	Sanistal A.S. Series B	2,686	337,086
* #	SAS AB	34,300	377,762
	Satair A.S.	7,125	286,641
#	Schouw & Co. A.S.	18,985	953,087
	SimCorp A.S.	9,840	1,514,169
#	Sjaelso Gruppen A.S.	3,888	1,586,588
#	SKAKO Industries A.S.	3,530	177,779
	Skjern Bank A.S.	2,230	326,396
	Sondagsavisen A.S.	36,665	378,526
#	Spar Nord Bank A.S.	84,300	1,880,837
	Sparbank Vest A.S.	7,985	578,631
#	Sparekassen Faaborg A.S.	661	397,465
	Sydbank A.S.	81,720	2,949,483
	Thrane & Thrane A.S.	5,258	219,445
#	Tivoli A.S.	705	433,043
*	TK Development A.S.	63,956	832,871
*	Topdanmark A.S.	28,300	3,907,015
	Vestfyns Bank A.S.	340	66,398
	Vestjysk Bank A.S.	18,480	901,216

TOTAL — DENMARK			55,963,449

FINLAND — (4.1%)
COMMON STOCKS — (4.1%)
	Alandsbanken AB Series B	12,490	374,828
*	Aldata Solutions Oyj	194,535	504,359
	Amanda Capital Oyj	43,220	160,811
#	Amer Sports Oyj Series A	257,810	5,312,051
	Aspo Oyj	62,450	515,844
*	Aspocomp Group Oyj	36,376	155,595
	BasWare Oyj	32,650	536,116
*	Benefon Oyj	270,600	86,642
*	Biohit Oyj	9,400	29,747
*	Biotie Therapies Oyj	79,454	68,307
	Capman Oyj Series B	12,485	44,362
*	Cencorp Oyj	89,510	95,182
* #	Componenta Oyj	14,200	111,119
	Comptel Oyj	308,941	676,802
*	Efore Oyj	90,840	210,329
	Elcoteq SE	66,810	1,405,977
	Elecster Oyj	2,200	16,996
#	Elektrobit Group Oyj	152,720	457,891
	eQ Oyj	132,200	557,537
	Etteplan Oyj	10,900	81,399
*	Evox Rifa Group Oyj	189,210	19,269
	Finnair Oyj	151,150	2,169,315
#	Finnlines Oyj	93,560	1,691,324
	Fiskars Oyj Abp Series A	119,978	1,569,384
#	F-Secure Oyj	447,078	1,567,217
	HK Ruokatalo Oyj Series A	74,560	831,189

4

*	Honkarakenne Oyj Series B	15,330	110,979
#	Huhtamaki Oyj	298,450	5,349,999
	Ilkka-Yhtyma Oyj	30,700	392,399
*	Incap Oyj	36,800	105,609
	Julius Tallberg-Kiinteistoet Oyj Series B	4,500	86,436
#	KCI Konecranes Oyj	255,800	5,222,957
#	Kemira GrowHow Oyj	25,160	141,663
#	Kemira Oyj	261,200	4,324,037
	Kyro Oyj Abp	91,340	498,537
	Laennen Tehtaat Oyj	15,420	371,244
	Lassila & Tikanoja Oyj	86,576	1,803,930
	Lemminkainen Oyj	50,500	2,102,906
	Leo Longlife Oyj	16,680	105,078
	Martela Oyj	1,060	9,335
	M-Real Oyj Series B	597,000	3,213,526
	Neomarkka Oyj	14,032	143,632
	Nokian Renkaat Oyj	160,500	2,402,650
	Nordic Aluminium Oyj	3,900	91,662
*	Okmetic Oyj	51,404	199,712
	Okobank Class A	101,080	1,504,963
	Olvi Oyj Series A	25,290	453,545
	Orion Oyj Series A	26,000	546,778
	Orion Oyj Series B	16,000	333,463
	Perlos Oyj	130,761	1,273,656
#	PKC Group Oyj	45,890	697,708
	Ponsse Oyj	79,620	1,233,260
	Poyry Oyj	183,040	1,946,897
*	Proha Oyj	97,532	48,691
	Raisio Group P.L.C.	375,423	852,175
	Rakentajain Koneuokrammo Oyj Series B	86,560	1,503,414
	Ramirent Oyj	77,540	2,928,354
	Rapala VMC Oyj	95,540	753,698
	Raute Oyj Series A	10,390	178,603
	Rocla Oyj	12,300	188,519
*	Satama Interactive Oyj	107,200	110,117
	Scanfil Oyj	123,479	473,124
	Sponda Oyj	159,511	1,626,844
*	SSH Communications Oyj	82,050	186,671
	Stockmann Oyj Abp Series A	35,550	1,501,528
	Stockmann Oyj Abp Series B	88,388	3,760,610
*	Stonesoft Oyj	52,379	32,965
* #	Suominen Oyj	17,955	76,371
	SysOpen Digia Oyj	55,020	272,705
	Talentum Oyj	126,200	541,224
	Tecnomen Oyj	179,770	509,685
#	Teleste Oyi	49,499	659,883
	Tieto-X Oyj	22,800	128,074
	Tulikivi Oyj	76,440	313,497
	Turkistuottajat Oyj	7,090	104,555
	Uponor Oyj Series A	192,000	5,562,504
	Vacon Oyj	44,337	1,239,320
	Vaisala Oyj Series A	33,300	1,066,444
*	Viking Line AB	10,710	313,168
	Wartsila Corp. Oyj Series B	35,000	1,369,293
	YIT Oyj	61,000	1,549,548

5

TOTAL — FINLAND			81,767,737

FRANCE — (9.6%)
COMMON STOCKS — (9.6%)
*	Actielec Technologies	21,981	89,603
#	Affine	2,526	339,841
	Ales Groupe SA	33,613	762,759
*	Alten SA	56,620	1,992,510
*	Altran Technologies SA	252,948	3,147,468
	Apem SA	1,000	73,037
#	April Group SA	58,305	3,166,802
* #	Archos	12,096	635,700
#	Arkopharma	30,820	486,359
#	Assystem	35,450	1,121,182
	Aubay SA	28,111	252,630
	Audika SA	22,509	563,050
*	Avanquest Software	13,034	337,073
*	Baccarat SA	1,090	194,847
#	Bacou-Dalloz	12,923	1,519,801
	Banque Tarneaud SA	1,430	278,507
	Beneteau SA	21,831	1,819,018
* #	Bigben Interactive	2,100	7,009
#	Boiron SA	19,537	413,081
	Boizel Chanoine Champagne SA	1,234	229,447
	Bonduelle SA	7,977	642,001
#	Bongrain SA	14,306	981,345
#	Bourbon SA	31,816	3,595,836
*	Bricodeal SA	50	3,521
	Bricorama SA	10,279	595,425
#	Brioche Pasquier SA	6,053	464,620
*	Bull SA	185,401	1,868,314
* #	Burelle SA	4,030	724,177
#	Canal Plus SA	262,995	2,662,472
#	Carbone Lorraine SA	40,631	2,250,671
*	Cbo Territoria	28,320	120,878
*	Cegedim SA	8,614	769,498
#	Cegid SA	18,000	840,980
*	Cesar SA	142,196	169,548
	CFF Recycling SA	84,608	3,130,693
*	Cibox Inter@ctive SA	195,643	112,995
#	Clarins SA	10,264	657,872
* #	Club Mediterranee SA	42,017	2,552,565
*	Compagnie Generale de Geophysique SA	37,105	6,356,490
	Compagnie Industrielle et Financiere D’Entreprises	300	73,039
	Compagnie International Andre Trigano SA	983	28,548
*	CS Communication et Systemes	7,397	303,296
	Cybergun	4,511	91,845
	Damartex SA	22,900	1,048,228
*	Dane-Elec Memory SA	65,202	349,917
#	Delachaux SA	3,902	1,169,862
	Deveaux SA	1,040	100,482
*	Didot-Bottin SA	1,620	130,843
*	Dollfus Mieg & Cie SA	35,375	121,086
*	Dynaction SA	10,660	183,629

6

#	Electricite de Strasbourg	23,784	4,179,975
	Elior	225,736	3,840,436
	Encres Dubuit SA	4,176	48,299
	Esso SA	927	207,748
* #	Etam Developpement SA	23,047	1,626,787
*	Euraltech SA	11,700	15,133
* #	Euro Disney SCA	4,981,489	578,788
*	Evialis SA	3,241	167,733
	Exel Industries SA	2,393	182,481
	Explosifs et de Produits Chimiques	524	270,360
#	Faurecia SA	31,964	2,060,887
#	Fimalac SA	111,143	9,452,681
*	Fininfo SA	11,236	210,722
	Finuchem SA	18,083	479,377
	Fleury Michon SA	4,019	218,930
#	Foncia Groupe	34,939	1,484,858
	Francois Freres (Tonnellerie) SA	3,839	142,638
*	Gantois Series A	647	5,472
#	Gaumont SA	14,607	1,291,468
* #	GECI International	52,548	161,728
#	Generale de Sante	65,332	2,238,973
#	Geodis SA	11,874	1,918,840
	Gevelot SA	3,584	269,102
* #	GFI Informatique SA	118,681	982,600
* #	Gifi	7,579	272,034
* #	Ginger (Groupe Ingenierie Europe)	3,601	64,361
#	GL Events	33,055	1,419,447
	Grands Moulins de Strasbourg	110	69,913
#	Group Gascogne SA	7,112	586,514
	Groupe Ares SA	10,632	41,389
	Groupe Crit	22,898	1,037,488
*	Groupe Flo SA	22,019	228,626
* #	Groupe Go Sport SA	2,207	206,218
	Groupe Guillin SA	1,200	113,434
#	Groupe Open SA	17,492	311,839
#	Groupe Steria SCA	37,118	2,102,208
#	Guerbet SA	5,543	940,874
#	Guyenne et Gascogne SA	26,000	2,992,654
#	Havas SA	528,576	2,646,536
*	Idsud	1,328	65,560
*	IEC Professionnel Media	19,353	51,486
#	IMS International Metal Service SA	51,946	1,194,219
* #	Infogrames Entertainment SA	311,327	300,442
* #	Ingenico SA	61,820	1,372,378
#	Ipsos SA	16,008	2,147,820
#	Kaufman et Broad SA	30,952	1,645,167
	Lafuma SA	6,232	551,623
	Laurent-Perrier Group	12,172	983,714
#	Lectra	82,737	567,043
#	Lisi SA	7,827	526,800
	Locindus	20,056	963,676
*	LVL Medical Groupe SA	22,789	306,374
#	Manitou BF SA	44,368	2,110,220
#	Manutan International SA	10,008	673,106
*	Marie Brizard	1,765	318,847

7

* #	Metaleurop SA	35,449	415,177
	MGI Coutier SA	2,753	93,335
*	MoneyLine SA	1,336	45,519
	Montupet SA	32,450	606,439
	Mr. Bricolage SA	22,804	459,295
#	Nexans SA	64,840	5,020,998
#	Norbert Dentressangle	12,697	878,337
*	NRJ Group	177,024	3,780,071
#	Oberthur Card Systems SA	117,901	957,772
*	Oeneo	94,474	235,633
* #	Orpea	51,311	3,800,583
*	Osiatis	1,400	14,791
	Paris Orleans et Cie SA	2,832	988,053
	Passat SA	7,819	120,376
*	Penauille Polyservices SA	43,685	736,195
	Petit Forestier SA	8,581	537,002
	Pierre & Vacances	12,899	1,181,905
#	Pinguely-Haulotte SA	44,282	1,235,641
#	Plastic Omnium SA	30,846	1,398,633
	Plastivaloire SA	1,700	49,572
	Prosodie SA	8,623	235,607
#	Provimi SA	57,248	1,909,200
	PSB Industries SA	7,367	359,591
	Radiall SA	4,548	478,264
#	Rallye SA	75,206	3,415,149
	Remy Cointreau SA	57,495	3,074,772
*	Rhodia SA	874,663	1,815,587
#	Robertet SA	2,183	341,323
#	Rodriguez Group SA	23,307	1,403,458
	Rougier SA	2,040	235,157
#	Rubis SA	21,528	1,579,291
*	S.T. Dupont SA	3,800	7,442
	Sabeton SA	13,500	212,910
#	SAMSE SA	4,400	838,289
	Sasa Industries SA	2,848	121,216
#	SCOR SA	2,575,766	6,113,918
#	SEB SA	23,360	2,614,514
#	Sechilienne SA	2,200	1,689,924
	Securidev SA	2,500	53,873
	Signaux Girod SA	894	92,952
	Smoby SA	1,172	72,315
	Societe de Developpement Regional de la Bretagne	5,106	20,421
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,776,286
#	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	2,446,752
#	Societe Industrielle D’Aviations Latecoere SA	21,731	859,992
	Societe Pour l’Informatique Industrielle SA	4,307	244,891
*	Sogeclair SA	1,356	71,869
*	Solving International SA	7,510	77,699
#	Somfy SA	22,900	5,489,044
#	Sopra Group SA	23,668	2,010,037
#	Spir Communication SA	4,886	767,358
#	SR Teleperformance	90,928	3,975,303
#	Stallergenes SA	5,369	812,438
	Ste Virbac SA	16,735	918,196
	STEF-TFE SA	23,715	1,399,732

8

	Sucriere de Pithiviers-Le-Vieil	1,825	1,730,000
* #	Sylis SA	13,098	84,414
#	Synergie SA	14,506	677,985
*	Team Partners Group SA	30,126	41,295
*	Teamlog SA	24,729	123,205
	Tessi SA	2,650	170,002
*	Tipiak SA	518	51,521
	Toupargel-Agrigel SA	15,163	831,489
	Trigano SA	32,572	1,667,102
*	UbiSoft Entertainment SA	31,118	1,598,695
#	Union Financiere de France Banque SA	16,369	979,354
* #	Valtech	187,303	161,015
#	Viel et Compagnie	127,678	688,250
	Vilmorin Clause et Cie SA	19,383	1,489,672
	VM Materiaux SA	2,432	455,415
	Vranken Pommery Monopole	7,433	405,050
*	XRT	73,575	185,755
TOTAL COMMON STOCKS			190,808,742

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	2,956
*	Gantois Series A Warrants 07/31/07	1,941	3,979
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Groupe Open SA Warrants 10/21/06	1,000	948
*	Oeneo Warrants 08/26/06	14,365	552
*	Prosodie SA Warrants 10/28/06	900	461
TOTAL RIGHTS/WARRANTS			8,896

TOTAL — FRANCE			190,817,638

GERMANY — (9.0%)
COMMON STOCKS — (9.0%)
*	3U Telecom AG	81,002	75,889
	A.S. Creation Tapeton AG	6,195	266,215
*	AAP Implantate AG	47,250	131,862
*	Aareal Bank AG	86,953	3,725,452
*	Abacho AG	29,174	73,031
*	AC-Service AG	7,811	72,183
	ADCapital AG	30,559	428,866
*	Adlink Internet Media AG	56,847	1,064,120
*	ADVA AG Optical Networking	69,091	765,510
	Agrob AG	5,800	89,662
* #	Aixtron AG	224,826	807,124
*	Allbecon AG	16,208	72,909
	Amadeus Fire AG	12,166	155,784
*	Analytik Jena AG	7,373	67,106
*	Analytik Jena AG Issue 06	1,314	11,960
	Andreae-Noris Zahn AG	27,200	1,316,197
*	Articon Integralis AG	31,050	125,528
*	Artnet AG	10,731	112,411
	Atoss Software AG	10,108	108,902
*	Augusta Technologie AG	19,681	298,625
#	AWD Holding AG	73,478	2,549,342
*	AZEGO AG	16,940	6,974

9

#	Baader Wertpapierhandelsbank AG	71,188	869,108
* #	Balda AG	128,088	1,578,076
*	Basler AG	7,668	122,681
* #	Beate Uhse AG	56,241	424,849
	Bechtle AG	33,834	744,453
*	Bertrandt AG	20,205	287,442
	Beta Systems Software AG	5,700	43,801
	BHS Tabletop AG	2,800	43,055
#	Bilfinger Berger AG	111,099	6,798,592
*	Biolitec AG	26,843	258,927
#	Biotest AG	15,382	583,143
*	BKN International AG	26,631	104,448
*	BMP AG	50,479	140,066
#	Boewe Systec AG	13,414	802,085
*	Borussia Dortmund GmbH & Co. KgaA	58,666	159,160
*	Broadnet AG	36,856	193,679
* #	Business Media China AG	9,909	329,177
*	CBB Holding AG	102,602	4,339
*	CE Global Sourcing AG	43,747	4,204
*	CEAG AG	20,670	442,756
	Cenit AG Systemhaus	9,197	353,199
*	CENTROTEC Sustainable AG	14,268	562,496
	Cewe Color Holding AG	10,463	394,072
#	Comdirect Bank AG	120,666	1,283,702
*	Computerlinks AG	13,463	206,083
*	Concord Effekten AG	11,528	48,505
*	Condomi AG	1,800	1,656
*	COR AG Insurance Technologies	19,180	96,238
	CTS Eventim AG	45,108	1,315,496
	Curanum AG	65,193	685,598
*	Cybio AG	11,685	76,199
*	D. Logistics AG	63,750	144,343
#	DAB Bank AG	133,926	1,253,556
	Data Modul AG	5,600	64,730
*	DEAG Deutsche Entertainment AG	36,433	77,567
	Deutsche Euroshop AG	43,693	2,985,648
* #	Deutsche Steinzeug Cremer & Breuer AG	87,200	93,948
* #	Deutz AG	189,155	1,657,145
	Dierig Holding AG	10,500	125,128
	Douglas Holding AG	105,237	4,786,238
	Dr. Hoenle AG	13,062	142,284
	Drillisch AG	79,246	436,668
*	Duerr AG	32,331	921,381
#	DVB Bank AG	7,124	1,747,947
*	Easy Software AG	13,167	96,238
	Eckert and Ziegler Strahlen — und Medizintechnik AG	4,199	66,586
	Elexis AG	16,470	418,934
*	Elmos Semiconductor AG	23,218	235,367
	ElreingKlinger AG	6,000	309,968
* #	EM.TV AG	118,273	566,493
*	Emprise Management Consulting AG	24,502	30,810
*	EMS New Media AG	42,609	58,420
	Energiekontor AG	38,401	223,071
*	Epcos AG	155,217	2,306,839
	Erlus AG	297	138,538

10

*	Escada AG	31,500	920,918
	Euwax AG	10,219	488,121
*	Evotec AG	144,460	583,219
	Fielmann AG	29,181	2,657,121
*	FJA AG	34,476	102,538
*	FJH AG Issue 06	9,529	28,341
	Fortec Elektronik AG	2,130	119,582
	Freenet.De AG	50,400	1,122,257
* #	Fuchs Petrolub AG	27,952	1,397,115
	GBWAG Bayerische Wohnungs AG	3,383	223,684
*	Geratherm Medical AG	8,513	71,015
#	Gerry Weber International AG	37,262	861,741
	Gesco AG	6,316	279,721
* #	GFK AG	45,483	1,836,239
*	GFT Technologies AG	59,238	235,893
* #	GPC Biotech AG	103,290	1,497,455
#	Grenkeleasing AG	27,896	1,956,010
	Grundstuecks & Baugesellschaft AG	3,567	195,747
#	Hamborner AG	21,000	814,008
*	Hansa Group AG	35,248	57,481
	Hawesko Holding AG	8,857	496,777
*	Herlitz AG	6,962	45,256
*	Hoeft & Wessel AG	14,884	81,761
*	Hucke AG	11,123	31,375
	Hugo Boss AG	25,100	1,038,010
	Hyrican Informations Systeme AG	4,483	44,668
*	I-D Media AG	23,140	71,806
	IFA Hotel & Touristik AG	7,000	71,452
*	IM International Media AG	152,932	131,302
	Indus Holding AG	26,409	1,004,120
*	Innovation in Traffic Systems AG	21,840	215,650
	INTERSEROH AG	12,506	488,242
* #	Intershop Communications AG	15,053	43,475
*	Intertainment AG	8,500	15,357
*	Isra Vision Systems AG	9,373	240,251
*	itelligence AG	56,089	215,505
#	IVG Immobilien AG	143,237	4,398,045
*	IVU Traffic Technologies AG	37,100	65,143
	IWKA AG	75,597	2,046,384
*	Jack White Productiions AG	15,810	125,324
*	Jenoptik AG	101,045	932,051
	K&S AG	55,500	4,647,152
	Kampa AG	20,646	161,685
	KERAMAG Keramische Werke AG	13,000	1,048,590
#	Kloeckner-Werke AG	63,870	900,114
* #	Kontron AG	116,194	1,311,515
	Krones AG	16,640	2,124,124
*	KSB AG	2,387	687,172
	KWS Saat AG	18,120	1,612,539
*	Leica Camera AG	1,466	13,369
	Leifheit AG	12,500	368,533
#	Leoni AG	112,500	4,330,747
*	Loewe AG	22,976	394,934
	LPKF Laser & Electronics AG	26,218	179,989
*	Mania Technologie AG	29,615	186,337

11

	Masterflex AG	8,056	274,943
*	Maxdata AG	32,897	77,292
*	Mediclin AG	67,462	345,877
* #	Medigene AG	59,928	552,131
#	Medion AG	67,750	922,192
	Mensch und Maschine Software AG	24,609	144,962
* #	Mobilcom AG	152,767	3,188,262
*	Mologen AG	15,853	138,772
* #	Morphosys AG	13,164	680,934
* #	Mosaic Software AG	5,200	6,663
#	Muehlabauer Holdings AG & Co. KGAA	15,349	630,128
	MVV Energie AG	129,372	3,658,586
*	MWB Wertpapierhandelshaus AG	10,768	95,540
*	MWG-Biotech AG	30,700	7,322
	Nemetschek AG	23,340	590,178
*	Neschen AG	5,800	12,777
*	Net AG Infrastructure, Software & Solutions	45,649	71,642
*	Net AG Infrastructure, Software & Solutions	13,708	21,514
*	Nexus AG	27,268	112,773
	Norddeutsche Affinerie AG	109,103	2,830,537
	Norddeutsche Steingut AG	5,960	68,777
*	Nordwest Handel AG	3,244	21,503
*	november AG	9,018	33,225
	OHB Technology AG	32,604	389,394
	Oldenburgische Landesbank AG	3,533	249,085
*	P&I Personal & Informatik AG	5,900	128,637
*	Pandatel AG	5,700	5,336
	Paragon AG	22,134	417,816
	Parsytec AG	29,615	114,006
	PC-Ware AG	14,056	233,735
#	Pfeiffer Vacuum Technology AG	20,981	1,344,511
* #	Pfleiderer AG	104,376	2,929,650
*	Pironet NDH AG	19,843	87,117
*	Pixelpark AG	22,213	51,059
*	Plambeck Neue Energien AG	49,119	234,563
*	Plasmaselect AG	35,172	179,528
*	Plenum AG	9,300	20,538
*	Primacom AG	48,830	250,459
	Progress-Werk Oberkirch AG	6,250	304,690
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,873	200,386
*	Pulsion Medical Systems AG	20,493	134,068
*	PVATepla AG	24,800	144,188
* #	QIAGEN NV	388,783	5,484,895
* #	QSC AG	255,715	1,437,157
#	Rational AG	15,083	2,796,733
	REALTECH AG	11,364	112,829
#	Renk AG	19,400	820,234
*	Repower Systems AG	16,716	940,180
#	Rheinmetall AG	45,000	3,336,387
	Rhoen-Klinikum AG	55,525	2,449,172
*	Rinol AG	1,475	868
*	Rohwedder AG	11,172	160,852
*	Ruecker AG	17,108	148,000
* #	S.A.G. Solarstrom AG	23,948	146,166
#	Sartorius AG	23,323	912,810

12

	Schlott Sebaldus AG	15,429	545,567
*	Secunet Security AG	14,141	195,963
	Sektkellerei Schloss Wachenheim AG	15,120	186,148
*	Senator Entertainment AG	980	3,096
*	SGL Carbon AG	174,679	3,693,413
	SHB Stuttgarter Finanz — und Beteiligungs AG	18,500	817,850
*	SHS Informationssysteme AG	20,891	61,016
*	Silicon Sensor International AG	7,954	98,924
* #	Singulus Technologies AG	109,860	1,544,217
	Sinner AG	4,160	77,827
*	SinnerSchrader AG	26,169	58,706
#	Sixt AG	38,312	2,302,808
*	SM Wirtschaftsberatungs AG	18,841	169,208
#	Software AG	62,591	3,240,100
#	Stada Arzneimittel AG	164,610	6,611,469
	Stahl (R.) AG	12,298	446,441
*	Stoehr & Co. AG	16,000	78,934
*	Strabag AG	9,445	1,034,704
*	Stratec Biomedical Systems AG	8,034	473,572
#	Sued-Chemie AG	29,146	2,111,841
*	Suess Microtec AG	38,984	365,694
	Synaxon AG	9,060	81,780
	Syskoplan AG	9,363	93,136
	Syzygy AG	27,576	194,543
* #	Takkt AG	128,385	1,987,889
*	TDS Informationstechnologie AG	36,183	114,811
	Techem AG	60,373	2,657,874
#	Technotrans AG	15,110	400,831
	Telegate AG	20,500	401,503
	Teles AG	26,657	130,978
*	Textilgruppe Hof AG	12,170	114,730
*	TFG Capital AG & Co. KGAA	36,723	124,868
*	Tomorrow Focus AG	101,081	285,669
*	TRIA It-solutions AG	3,939	6,378
	TTL Information Technology AG	6,400	13,938
*	UMS United Medical Systems International AG	10,753	55,236
	Umweltbank AG	10,442	248,791
* #	United Internet AG	92,804	5,217,328
*	Utimaco Safeware AG	35,121	434,875
*	Value Management & Research AG	42,250	246,392
*	Varetis AG	11,100	40,030
*	VBH Holding AG	9,415	41,158
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	2,304
*	Vivacon AG	46,935	1,887,963
#	Vossloh AG	30,233	1,514,750
*	W.O.M. World of Medicine AG	19,193	62,011
	Wanderer-Werke AG	7,903	415,028
*	WaveLight AG	11,800	139,697
*	WCM Beteiligungs-und Grundbesitz AG	617,895	198,219
	Westag & Getalit AG	7,000	107,822
*	Wire Card AG	168,653	1,260,032
	Wuerttembergische Lebensversicherung AG	20,665	875,522
#	Wuerttembergische Metallwarenfabrik AG	30,330	729,724
* #	Zapf Creation AG	16,045	182,935
TOTAL COMMON STOCKS			180,425,566

13

RIGHTS/WARRANTS — (0.0%)
*	Borussia Dortmund GMBH & Co. KGAA Rights 06/08/06	58,666	4,406
*	MWG-Biotech AG Rights 06/07/06	30,700	1,967
TOTAL RIGHTS/WARRANTS			6,373

TOTAL — GERMANY			180,431,939

GREECE — (3.7%)
COMMON STOCKS — (3.7%)
	A. Kalpinis — N. Simos Steel Service Center	18,022	62,553
*	Aegek S.A.	174,635	294,513
*	Agricultural Insurance S.A.	48,577	250,161
	Alco Hellas ABEE S.A.	72,720	121,576
*	Alfa Alfa Energy S.A.	3,810	6,792
*	Alfa Alfa Holdings S.A.	104,982	25,582
	Alfa-Beta Vassilopoulos S.A.	18,412	274,384
	Allatini Industrial & Commercial Co. S.A.	24,130	53,694
*	Alte Technological Co.	85,048	8,721
*	Altec Information & Communication Systems S.A.	80,278	220,446
	Alumil Milonas Aluminum Industry S.A.	44,386	175,644
*	Alysida S.A.	2,160	6,097
*	Anek Lines S.A.	171,271	341,325
	AS Co. S.A.	25,370	34,256
*	Aspis Bank S.A.	115,344	579,165
*	Aspis Pronia General Insurance S.A.	111,620	160,467
*	Astir Palace Hotels S.A.	80,500	624,364
	Athens Medical Center S.A.	117,974	633,426
	Atlantic Supermarkets S.A.	35,080	107,406
	Attica Holdings S.A.	213,674	1,194,234
	Attica Publications S.A.	16,674	64,802
	Atti-Kat S.A.	169,684	238,178
	Autohellas S.A.	76,340	356,641
	Babis Vovos International Construction S.A.	61,592	1,451,893
*	Balafas S.A.	15,200	3,701
*	Bank of Attica S.A.	202,121	1,324,531
	Bank of Greece	43,172	5,472,159
	Benrubi S.A.	11,121	53,989
	Betanet S.A.	19,520	93,103
*	Bitros Holdings S.A.	31,022	87,924
	Blue Star Maritime S.A.	194,050	711,607
	Byte Computers S.A.	22,730	65,096
*	C. Rokas S.A.	39,819	910,422
	Chipita International S.A.	94,032	415,067
*	Compucon Computer Applications S.A.	11,260	6,525
	Computer Peripherals International S.A.	9,110	9,468
	Crown Hellas Can S.A.	30,452	273,854
	Cyclon Hellas S.A	62,191	87,332
	Daios Plastics S.A.	16,350	114,164
	Delta Holdings S.A.	97,947	1,422,239
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	402,120
	Dionic S.A.	13,336	12,891
	Domiki Krittis S.A.	17,730	27,358
*	Dromeas S.A.	5,200	8,348

14

*	Dynamic Life S.A.	16,440	11,376
	Edrasis-C.Psalllidas Technical Co.	58,828	80,901
	Egnatia Bank S.A.	188,067	1,451,189
	EL. D. Mouzakis S.A.	31,653	38,586
	Elais Oleaginous Production S.A.	18,892	505,668
*	Elbisco Holding S.A.	56,000	221,436
	Elektrak S.A.	20,450	57,650
	Elektroniki Athinon S.A.	34,490	189,200
*	Elephant S.A.	26,310	2,695
	Elgeka S.A.	32,940	117,605
	Elmec Sport S.A.	116,156	303,059
*	Elton Chemicals S.A.	41,940	58,070
*	Empedos S.A.	15,974	1,638
	ETEM S.A.	63,672	148,103
*	Ethniki General Insurance Co. S.A.	178,148	1,474,355
*	Etma Rayon S.A.	11,242	22,062
*	Euro Reliance General Insurance Co. S.A.	27,330	57,519
	Eurodrip S.A.	46,480	70,522
	Euromedica S.A.	54,540	356,431
*	European Technical S.A.	32,750	9,652
	Everest S.A.	54,190	114,876
	Evrofarma S.A.	21,460	50,003
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	479,347
*	F.G. Europe SA Common Registered Shares	4,536	16,320
*	Fanco S.A.	10,110	2,488
*	Forthnet S.A.	42,375	435,532
*	Forthnet S.A. Issue 06	33,900	348,426
	Fourlis S.A.	97,540	1,403,042
	Frigoglass S.A.	77,530	1,093,818
	Galaxidi Fish Farming S.A.	12,940	15,643
	GEK Group of Cos S.A.	143,114	1,176,362
	General Commercial S.A.	24,060	22,918
*	Geniki Bank	127,174	1,519,701
	Germanos S.A.	187,190	4,394,393
	Goody’s S.A.	17,740	252,386
*	Gregorys Mikrogeumata S.A.	53,530	71,400
	Halkor S.A.	194,506	907,481
	Hatziioannou Holdings S.A.	89,750	131,523
*	Hellenic Cables S.A.	55,596	253,319
*	Hellenic Duty Free Shops S.A.	80,020	1,257,887
	Hellenic Fabrics S.A.	32,310	124,211
	Hellenic Sugar Industry S.A.	35,750	165,754
	Hellenic Technodomiki Tev S.A.	439,219	4,129,240
	Heracles General Cement Co.	93,293	1,741,116
*	Hippotour S.A.	13,891	14,230
	Hyatt Regency S.A.	130,260	1,837,513
	Iaso S.A.	142,540	971,746
	Iktinos Hellas S.A.	6,500	16,549
	Inform P. Lykos S.A.	28,260	159,594
*	Informatics S.A.	3,778	1,502
*	Intersat S.A.	19,392	8,697
	Intertech S.A.	18,056	64,341
	Intracom Holdings S.A.	310,826	2,069,925
	Intracom Technical & Steel Constructions S.A.	105,050	174,560
*	Ionian Hotel Enterprises S.A.	16,914	217,069

15

*	Ipirotiki Software & Publications S.A.	22,110	55,012
*	J Boutaris & Son Holding S.A.	48,870	39,474
	J&P-Avax S.A.	146,816	924,104
*	Karatzis S.A.	26,110	71,586
	Karelia Tobacco Co., Inc. S.A.	5,810	639,928
*	Kathimerini Publishing S.A.	23,740	179,490
	Katselis Sons S.A. Bread Industry	35,610	175,427
	Kego S.A.	32,045	76,494
*	Kekrops S.A.	6,444	131,427
*	Keramia-Allatini	10,368	8,822
*	Klonatex Group S.A. Bearer Shares	20,351	13,060
	Kordellou Brothers S.A.	14,760	18,949
	Ktima Kostas Lazaridis S.A.	18,326	30,632
	Lambrakis Press S.A.	118,587	451,955
*	Lamda Detergent SA	15,684	97,842
	Lampsa Hotel Co.	42,101	402,964
*	Lan-Net S.A.	126,887	189,126
	Lavipharm S.A.	96,324	198,920
*	Logic Data Information Systems S.A.	218,940	138,825
*	Loulis Mills S.A.	32,582	100,042
	Mailis (M.J.) S.A.	113,544	435,730
*	Maritime Company of Lesvos S.A.	201,279	331,568
*	Maxim S.A.	16,360	5,284
	Medicon Hellas S.A.	2,860	15,037
*	Mesochoritis Brothers S.A.	23,700	15,896
	Metka S.A.	80,240	828,591
	Michaniki S.A.	146,195	649,530
	Minerva Knitwear SA	5,140	9,866
	Minoan Lines S.A.	207,229	1,008,433
	MLS Multimedia S.A.	8,300	8,854
	Mochlos S.A.	196,609	68,180
*	Multirama S.A.	10,990	108,056
	Mytilineos Holdings S.A.	94,570	2,429,236
	N. Levederis S.A.	8,355	10,728
	Nafpaktos Textile Industry S.A.	10,580	13,438
*	Naoussa Spinning Mills S.A.	76,407	18,767
	National Bank of Greece	21,756	924,690
	Naytemporiki S.A.	29,620	58,918
	Neochimiki Lv Lavrentiadis S.A.	70,050	1,116,251
*	Neorion New S.A. Holdings	27,210	37,270
	Newsphone Hellas S.A.	55,010	262,482
*	Nexans Hellas S.A.	3,003	10,792
*	Notos Com Holdings S.A.	99,854	386,970
	Pantechniki S.A.	84,860	372,446
*	Parnassos Enterprises S.A.	38,775	55,364
*	Pegasus Publishing S.A.	75,590	199,178
	Perseys S.A.	23,592	28,156
	Petropoulos S.A.	7,360	46,669
*	Petzetakis S.A.	49,310	103,790
	PG Nikas S.A.	42,497	249,531
*	Pilias S.A.	51,791	23,465
	Pipeworks L. Girakian Profil S.A.	11,730	17,007
	Piraeus Leasing S.A.	5,765	39,546
*	Prodeftiki Technical Co.	32,257	11,711
*	Promota Hellas S.A.	8,860	2,623

16

*	Reds S.A.	77,357	236,234
	Rilken S.A.	1,982	13,636
	S&B Industrial Minerals S.A.	56,301	647,430
*	Sanyo Hellas S.A.	132,841	201,408
	Sarantis S.A.	62,350	640,434
	Sato S.A.	48,224	151,805
*	Selected Textile Industry Assoc. S.A.	73,159	72,478
	Sfakianakis S.A.	18,250	155,350
*	Sheet Steel Co.	25,850	10,282
*	Shelman Hellenic-Swiss Wood S.A.	51,992	101,106
	Spyroy Agricultural Products S.A.	51,698	99,523
*	Stabilton S.A.	27,530	2,822
	Technical Olympic S.A.	238,420	1,237,562
*	Technodomi M.Travlos Brothers S.A.	13,910	3,743
	Teletypos S.A. Mega Channel	57,607	320,181
	Terna Tourist Technical & Maritime S.A.	90,680	1,257,170
*	Themeliodomi S.A.	37,422	17,739
	Thrace Plastics Co. S.A.	91,730	261,724
	Uncle Stathis S.A.	21,848	170,388
	Unisystems S.A.	86,560	222,252
	Vardas S.A.	26,020	73,033
*	Varvaressos S.A. European Spinning Mills	7,200	5,392
*	Veterin S.A.	41,524	89,512
	Viohalco S.A.	426,755	4,253,232
	Vioter S.A.	123,266	163,218
*	Vis Container Manufacturing Co.	4,259	14,463
*	Zampa S.A.	830	11,805
TOTAL COMMON STOCKS			73,890,901

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	19,393

TOTAL — GREECE			73,910,294

IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
	Abbey P.L.C.	86,889	1,135,104
*	Aminex P.L.C.	346,384	209,308
*	Blackrock International Land P.L.C.	897,420	413,982
*	Datalex P.L.C.	227,588	233,478
	DCC P.L.C.	292,359	6,867,871
	Donegal Creameries P.L.C.	26,085	140,315
*	Dragon Oil P.L.C.	1,510,561	5,454,417
	FBD Holdings P.L.C.	132,521	6,092,892
	Fyffes P.L.C.	897,420	1,654,291
	Glanbia P.L.C.	651,581	1,920,030
	Greencore Group P.L.C.	570,218	2,890,344
*	Horizon Technology Group P.L.C.	236,352	284,864
	IAWS Group P.L.C.	368,887	6,577,198
	IFG Group P.L.C.	205,432	513,815
	Independent News & Media P.L.C.	732,344	2,179,195
*	Iona Technologies P.L.C.	94,946	384,052
	Irish Continental Group P.L.C.	93,833	1,269,100
*	IWP International P.L.C.	39,611	1,776

17

*	Kenmare Resources P.L.C.	1,940,409	1,395,091
	Kingspan Group P.L.C.	185,024	3,312,059
	McInerney Holdings P.L.C.	106,428	1,650,161
	Paddy Power P.L.C.	123,744	2,328,862
	Qualceram Shires P.L.C.	40,136	63,773
	Readymix P.L.C.	256,299	741,589
*	South Wharf P.L.C.	14,262	83,995
	United Drug P.L.C.	803,679	3,763,458
*	Waterford Wedgwood P.L.C.	5,369,464	323,379
TOTAL — IRELAND			51,884,399

ITALY — (5.8%)
COMMON STOCKS — (5.8%)
*	A.S. Roma SpA	153,065	97,644
#	ACEA SpA	163,000	2,169,021
#	Acegas-APS SpA	72,607	638,543
*	Actelios SpA	343,329	4,095,532
#	Aedes SpA	324,161	2,289,660
#	Aem Torino SpA	536,101	1,345,533
	Aeroporto de Firenze SpA	17,918	344,920
* #	Alitalia SpA	123,532	126,645
	Amplifon SpA	395,920	3,556,992
#	Astaldi SpA	200,189	1,326,679
#	Azienda Mediterranea Gas e Acqua SpA	360,014	766,923
	Banca Finnat Euramerica SpA	706,431	948,933
#	Banca Ifis SpA	54,527	824,610
#	Banca Intermobiliare SpA	283,441	3,032,898
#	Banca Popolare d’Etruria e del Lazio Scrl	171,809	3,279,287
#	Banca Profilo SpA	253,156	791,347
#	Banco di Desio e della Brianza SpA	197,010	1,603,469
#	Banco Piccolo Valellinese Scarl SpA	314,205	4,463,642
*	Beghelli SpA	427,981	295,074
#	Benetton Group SpA	8,444	125,825
#	Beni Stabili SpA, Roma	1,309,500	1,343,247
#	Biesse SpA	54,375	876,013
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	484,849
#	Brembo SpA	83,626	780,466
#	Caltagirone Editore SpA	132,868	1,159,556
	Caltagirone SpA	202,599	2,267,741
#	Cam Finanziaria SpA	36,527	83,525
#	Carraro SpA	36,982	175,508
#	Cembre SpA	38,673	295,643
#	Cementir SpA	249,704	1,827,073
#	Centrale del Latte di Torino & Co. SpA	21,168	117,269
*	Ciccolella SpA	30,000	78,016
#	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,711,891
*	Cirio Finanziaria SpA	175,000	39,018
	Class Editore SpA	83,868	162,306
*	Compagnia Immobiliare Azionaria SpA	44,000	11,026
	Credito Artigiano SpA	293,050	1,269,523
#	Credito Bergamasco SpA	36,131	1,259,122
#	Cremonini SpA	146,885	404,162
*	CSP International Industria Calze SpA	53,641	62,945
#	Danieli & Co. SpA	86,438	983,158

18

#	Davide Campari — Milano SpA	275,990	2,610,817
#	De Longhi SpA	197,441	690,976
* #	Ducati Motor Holding SpA	537,054	488,115
#	Emak SpA	57,399	360,591
* #	EnerTad SpA	95,849	333,127
#	Ergo Previdenza SpA	103,646	637,235
#	Esprinet SpA	53,767	988,586
#	Fiera Milano SpA	22,729	245,056
*	Fin.Part SpA	133,481	25,400
*	Finarte — Semenzato Casa d’Aste SpA	56,266	43,904
* #	Finmatica SpA	35,900	104,839
#	Gabetti Holding SpA	64,201	304,343
#	Gefran SpA	31,849	197,950
*	Gemina SpA	835,842	2,906,287
#	Gewiss SpA	238,355	1,945,771
* #	Giovanni Crespi SpA	100,201	117,233
#	Granitifiandre SpA	82,117	879,398
#	Gruppo Ceramiche Ricchetti SpA	117,577	205,342
	I Grandi Viaggi SpA	98,547	274,133
*	Immobiliare Lombardia SpA	9,036,502	2,399,786
#	Immsi SpA	570,040	1,681,935
*	Impregilo SpA	990,684	3,820,905
#	Indesit Co. SpA	155,000	1,887,336
#	Industria Macchine Automatique SpA	44,481	630,601
#	Industria Romagnola Conduttori Elettrici SpA	38,502	143,708
*	Intek SpA	345,449	327,344
#	Interpump Group SpA	158,501	1,356,281
*	Italjolly — Compagnia Italiana dei Jolly Hotels SpA	34,500	667,395
#	Italmobiliare SpA	20,975	1,774,636
* #	Juventus Footbal Club SpA	242,284	380,176
#	La Doria SpA	59,783	185,230
	Lavorwash SpA	25,065	69,131
#	Linificio e Canapificio Nazionale SpA	60,550	230,762
#	Maffei SpA	60,568	158,142
#	Mariella Burani SpA	37,213	1,002,093
#	Marzotto SpA	151,704	578,754
#	Meliorbanca SpA	183,995	847,009
#	Mirato SpA	34,945	370,027
#	Monrif SpA	212,521	332,349
* #	Montefibre SpA	260,521	114,291
#	Navigazione Montanari SpA	254,494	1,158,852
*	Negri Bossi SpA	13,700	27,398
*	NGP SpA	17,891	8,024
* #	Olidata SpA	82,236	94,660
*	Opengate Group SpA	4,000	9,790
*	Pagnossin SpA	9,000	9,913
*	Part Italiane SpA	41,062	14,943
* #	Permasteelisa SpA	67,249	1,259,467
* #	Pininfarina SpA	31,285	1,062,961
#	Pirelli & C.Real Estate SpA	9,600	657,369
#	Poligrafici Editoriale SpA	142,784	248,875
	Premafin Finanziaria SpA	443,890	1,137,753
#	Premuda SpA	232,466	438,677
*	Ratti SpA	159,537	114,560
#	Recordati SpA	253,821	2,044,446

19

*	Reno de Medici SpA	577,167	480,666
*	Richard-Ginori 1735 SpA	140,800	81,470
	Risanamento Napoli SpA	304,043	1,947,750
#	Sabaf SpA	22,562	640,449
#	SAES Getters SpA	21,813	711,717
*	Schiapparelli 1824 SpA, Milano	1,322,152	79,734
	Sirti SpA	29,967	89,690
* #	SMI-Societa Metallurgica Italiana SpA	282,640	127,868
	Smurfit SISA SpA	72,500	250,468
* #	SNIA SpA	793,376	80,252
*	Societa Partecipazioni Finanziarie SpA	821,139	804,224
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,444,486
#	Socotherm SpA	41,461	664,182
	Sogefi SpA	228,379	1,611,446
#	Sol SpA	194,092	1,106,801
* #	Sorin SpA	452,327	856,133
	Stefanel SpA	54,400	254,819
#	Targetti Sankey SpA	23,950	174,956
*	Tecnodiffusione Italia SpA	3,332	8,539
#	Telecom Italia Media SpA	3,068,335	1,305,533
* #	Tiscali SpA	742,907	2,440,859
	Tod’s SpA	30,476	2,275,540
	Trevi Finanziaria SpA	89,247	739,266
#	Valentino Fashion Group SpA	150,000	4,218,767
*	Vemer Siber Group SpA	164,649	117,968
* #	Viaggi del Ventaglio SpA	94,706	76,549
	Vianini Industria SpA	57,520	242,332
#	Vianini Lavori SpA	180,752	2,233,795
#	Vittoria Assicurazioni SpA	61,046	840,307
* #	Zucchi (Vincenzo) SpA	144,350	578,039

TOTAL — ITALY			114,604,521

NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
	Aalberts Industries NV	73,378	5,443,918
	Accell Group NV	25,920	880,575
*	AFC Ajax NV	14,218	158,127
	Amsterdam Commodities NV	40,800	189,325
	Arcadis NV	58,275	2,825,332
* #	ASM International NV	134,890	2,307,366
*	Atag Group NV	4,630	1,721
	Athlon Holding NV	34,250	1,317,170
	Batenburg Beheer NV	3,000	203,142
*	Begemann Groep NV Series B	13,451	3,945
	Beter Bed Holding NV	50,502	1,192,198
	Boskalis Westminster NV	65,442	4,524,835
	Brunel International NV	65,086	2,236,690
	Buhrmann NV	252,113	3,916,056
	Crown Van Gelder NV	12,000	284,573
* #	Crucell NV	119,738	2,751,262
*	Crucell NV ADR	45,768	1,052,664
	DOCdata NV	20,517	210,399
* #	Draka Holding NV	34,598	574,393
*	Econosto NV	38,837	221,972

20

	Eriks Group NV	23,624	1,211,127
#	Exact Holding NV	70,302	2,361,072
	Fornix Biosciences NV	15,164	498,622
	Gamma Holding NV	15,705	845,859
#	Getronics NV	386,446	4,589,336
#	Grolsche NV	32,100	1,111,768
	Grontmij NV	12,028	1,010,449
* #	Hagemeyer NV	1,576,607	7,790,801
	Heijmans NV	69,723	3,571,522
	Hitt NV	20,431	178,222
#	ICT Automatisering NV	24,258	538,446
	Imtech NV	59,164	2,904,188
* #	Jetix Europe NV	131,139	2,972,481
	Kas Bank NV	42,888	1,084,847
*	Kendrion NV	272,179	628,740
	Koninklijke Bam Groep NV	264,205	5,637,401
	Koninklijke Ten Cate NV	64,780	1,830,076
	Koninklijke Vopak NV	68,711	2,434,121
* #	Laurus NV	199,032	970,696
	Macintosh Retail Group NV	63,834	2,152,493
*	Maverix Capital NV	1,500	73,039
	Nederlandsche Apparatenfabriek NV	15,496	553,828
#	Nutreco Holding NV	97,165	5,882,820
#	Oce NV	278,782	4,397,681
	OPG Groep NV Series A	35,113	3,188,374
	Ordina NV	99,002	2,099,896
* #	Pharming Group NV	230,032	939,138
*	Punch Technix NV	2,284	36,185
*	Qurius NV	155,232	155,357
	Reesink NV	2,050	248,502
*	Roto Smeets de Boer NV	3,062	142,281
*	Samas-Groep NV	73,931	797,136
* #	Seagull Holding NV	6,767	24,722
* #	Semiconductor Industries NV	102,576	591,695
	Sligro Food Group NV	61,949	3,262,233
	Smit Internationale NV	21,218	1,584,844
	Stern Groep NV	1,236	63,571
	Stork NV	86,944	4,753,027
	Telegraaf Media Groep NV	148,536	4,074,229
*	Textielgroep Twenthe NV	1,000	3,203
*	Tulip Computers NV	614,053	267,964
	Twentsche Kabel Holding NV	20,555	1,376,799
*	Unit 4 Agresso NV	36,020	729,429
	United Services Group NV	69,746	5,412,976
	Univar NV	52,045	2,407,511
#	Van der Moolen Holding NV	117,201	855,459
	Wegener Arcade NV	78,833	1,395,024
TOTAL COMMON STOCKS			119,934,853

RIGHTS/WARRANTS — (0.0%)
*	Nutreco Holding NV Coupons	97,165	0

TOTAL — NETHERLANDS			119,934,853

21

NORWAY — (3.7%)
COMMON STOCKS — (3.7%)
	Acta Holding ASA	364,000	1,322,619
#	Aker Yards ASA	28,121	1,980,302
#	Aktiv Kapital ASA	60,417	1,083,920
	Arendals Fosse Kompani ASA	100	18,815
* #	Birdstep Technology ASA	50,000	107,959
*	Blom ASA	48,367	183,901
	Bonheur ASA	16,850	2,261,045
*	Consorte Group ASA	30,000	39,428
*	Corrocean ASA	63,321	45,798
	Det Norske Oljeselskap ASA	422,076	3,993,865
	DOF ASA	112,506	869,391
#	EDB Elektronisk Data Behandling ASA	149,417	1,290,741
#	Ekornes ASA	72,790	1,540,439
* #	Eltek ASA	77,442	1,035,565
* #	Ementor ASA	947,521	422,168
#	Expert ASA	64,250	911,151
*	Fara ASA	56,000	21,851
	Farstad Shipping ASA	60,790	1,056,628
* #	Fast Search & Transfer ASA	487,050	1,554,223
	Fjord Seafood ASA	1,525,483	2,095,394
	Ganger Rolf ASA	12,090	1,444,890
*	Gresvig ASA	4,590	47,980
	Home Invest ASA	15,077	0
*	Ignis ASA	934,282	178,905
*	Independent Oil Tools ASA	75,603	34,807
	Itera Consulting Group ASA	148,000	120,237
	Kongsberg Gruppen ASA	49,500	1,215,801
*	Kverneland ASA	23,108	294,750
#	Leroy Seafood Group ASA	59,000	1,116,058
*	Natural ASA	10,143	39,858
* #	Nera ASA	315,753	700,584
*	Nordic Semiconductor ASA	51,200	397,054
* #	Northern Offshore, Ltd.	513,400	342,056
* #	Ocean Rig ASA	500,262	3,697,801
	Odfjell ASA Series A	91,700	1,539,576
#	Olav Thon Eiendomsselskap ASA	13,360	1,488,359
*	Otrum ASA	17,800	45,398
	P4 Radio Hele Norge ASA	40,200	164,781
*	Petrolia Drilling ASA	800,000	414,100
* #	Photocure ASA	33,362	222,698
#	Prosafe ASA	88,380	5,068,717
*	Q-Free ASA	56,000	189,319
#	Rieber and Son ASA Series A	74,054	602,872
	Scana Industrier ASA	222,423	220,359
* #	Sinvest ASA	140,520	2,836,713
* #	Software Innovation ASA	39,943	144,836
	Solstad Offshore ASA	59,900	1,091,782
	Sparebanken Midt-Norge	130,450	1,540,898
#	Steen and Stroem ASA	19,512	848,360
*	Synnove Finden ASA	16,200	87,697
#	Tandberg ASA Series A	217,280	1,856,591
*	Tandberg Data ASA	122,130	155,263
*	Tandberg Storage ASA	48,450	31,183

22

* #	Tandberg Television ASA	253,830	4,617,214
*	Tgs-Nopec Geophysical Co. ASA	79,110	6,175,680
*	Thin Film Newco ASA	16,200	50,610
#	Tomra Systems ASA	616,328	5,819,032
*	TTS Marine ASA	29,000	177,041
*	Tybring-Gjed ASA	585,146	675,666
#	Veidekke ASA	54,646	2,069,325
	Visma ASA	80,193	1,769,267
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,033,849
TOTAL — NORWAY			73,403,170

PORTUGAL — (0.8%)
COMMON STOCKS — (0.8%)
*	Cin Corporacao Industrial do Norte SA	1,000	6,477
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	221,333	567,741
*	Fibras Sinteticas de Portugal SA	195,903	49,987
	Finibanco Holdings SGPS SA	163,530	487,505
* #	Gescartao SGPS SA	31,395	664,391
*	Grupo Soares da Costa SGPS SA	41,273	148,174
	Ibersol SGPS SA	20,401	211,188
*	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,118,881
*	Investimentos Participacoes e Gestao SA Inapa	43,702	160,369
	Jeronimo Martins SGPS SA	170,757	3,020,574
	Mota-Engil SGPS SA	321,911	1,761,627
* #	Novabase SGPS	56,005	428,736
* #	ParaRede SGPS SA	545,591	175,019
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,286,473
#	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	564,332
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	351,743
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,675,572
* #	Sonaecom SGPS SA	467,787	2,590,375
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	77,702
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	141,161
	Teixeira Duarte Engenharia e Construcoes SA	642,135	1,203,198
*	Tertir Terminais de Portugal SA	9,467	71,045
TOTAL — PORTUGAL			16,762,270

SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
	Abengoa SA	92,728	2,510,326
	Adolfo Dominguez SA	17,295	963,298
*	Amper SA	69,699	724,446
* #	Avanzit SA	17,275	46,970
* #	Azkoyen SA	54,599	506,743
#	Banco de Andalucia SA	9,800	1,214,847
	Banco de Credito Balear SA	35,424	1,289,326
#	Banco Guipuzcoano SA	137,119	4,025,641
*	Baron de Ley SA	11,179	580,920
#	Bodegas Riojanas SA	7,799	89,060
#	Campofrio Alimentacion SA	92,800	1,604,691
	Cementos Portland Valderrivas SA	16,881	1,894,710
	Compania de Distribucion Integral Logista SA	29,600	1,704,116

23

	Compania Vinicola del Norte de Espana SA	15,600	280,088
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	1,013,928
*	Dogi International Fabrics SA	20,913	97,751
#	Duro Felguera SA	29,631	901,808
	Electnor SA	91,500	2,814,575
* #	Ercros SA	1,103,370	991,065
*	Espanola del Zinc SA	29,250	68,965
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,930	1,191,884
#	Faes Farma SA	101,818	2,441,936
*	Faes Farma SA	12,727	305,242
*	Federico Partenina SA	1,190	11,560
	Funespana SA	21,493	204,608
	Grupo Catalana Occidente SA	22,301	2,836,944
	Grupo Empresarial Ence SA	52,205	2,094,814
	Hullas del Coto Cortes SA	8,666	118,781
	Iberpapel Gestion SA	24,657	581,666
	Inbesos SA	12,494	192,075
	Indo Internacional SA	37,172	400,915
	Inmobiliaria del Sur SA	457	117,119
	Inmobiliaria Urbis SA	80,282	1,720,548
* #	La Seda de Barcelona SA	216,905	626,052
	Lingotes Especiales SA	22,080	216,047
* #	Mecalux SA	45,452	1,669,081
#	Miquel y Costas & Miquel SA	8,512	251,594
	Natra SA	64,316	659,238
* #	Natraceutical SA	425,904	678,280
	NH Hoteles SA	21,703	360,369
*	Nicolas Correa SA	15,750	87,907
	Obrascon Huarte Lain SA	107,743	2,211,241
	Pescanova SA	26,443	860,424
	Prim SA	23,746	424,788
	Prosegur Cia de Seguridad SA	59,129	1,477,510
* #	Service Point Solutions SA	124,889	422,544
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	121,667	756,823
#	Sol Melia SA	112,700	1,724,673
* #	SOS Cuetara SA	259,937	3,724,548
	Tavex Algodonera SA	71,605	291,666
* #	Tecnocom Telecomunicaciones y Energia SA	30,595	392,443
* #	Tele Pizza SA	479,353	1,566,963
	Tubacex SA	400,017	2,334,093
	Tubos Reunidos SA	104,798	1,637,740
	Unipapel SA	44,264	1,244,309
#	Uralita SA	338,493	1,697,974
* #	Urbanizaciones y Transportes SA	178,213	537,419
	Vidrala SA	47,040	1,208,236
	Viscofan SA	135,306	1,989,910
*	Zeltia SA, I-06	8,822	69,785
#	Zeltia SA, Madrid	441,122	3,489,252
TOTAL — SPAIN			68,152,275

SWEDEN — (6.4%)
COMMON STOCKS — (6.4%)
*	Acando AB Series B	130,800	241,765

24

* #	Active Biotech AB	77,400	693,786
	Addtech AB Series B	56,300	841,182
*	Alfaskop AB	3,200	354
#	Angpanneforeningen AB Series B	38,800	767,830
* #	Anoto Group AB	261,833	527,205
	Aros Quality Group AB	13,800	271,297
*	Artimplant AB Series B	144,000	103,774
	Axfood AB	92,000	2,529,189
#	Axis AB	183,494	1,574,842
	Ballingslov International AB	26,700	609,752
	Beiger Electronics AB	14,700	247,341
#	Beijer AB Series B	14,100	326,897
	Beijer Alma AB	58,800	552,902
	Bergman & Beving AB Series B	66,900	1,249,393
#	Biacore International AB	24,350	825,677
	Bilia AB Series A	116,725	1,607,630
#	Billerud AB	139,100	1,993,807
*	BioGaia AB Series B	38,000	120,824
* #	Biotage AB	51,940	70,484
*	Bong Ljungdahl AB	24,800	235,189
*	Boras Waefveri AB Series B	11,200	49,722
* #	Boss Media AB	73,700	176,595
*	Cantena AB	58,362	686,327
*	Capio AB, Goethenburg	258,500	4,743,000
*	Capio AB, Paid Subscribers shares	51,700	944,162
	Capona AB	25,400	365,843
	Cardo AB	63,000	2,049,422
#	Castellum AB	428,900	3,855,571
#	Clas Ohlson AB Series B	102,500	1,972,261
	Cloetta AB Series B	22,250	678,392
#	Concordia Maritime AB Series B	70,300	427,152
* #	Consilium AB Series B	12,746	66,386
	D. Carnegie & Co. AB	148,200	2,985,298
*	DORO AB	400	1,035
*	Duroc AB Series B	2,700	11,136
	Elekta AB Series B	317,200	5,058,785
	Elverket Vallentuna AB	8,650	50,885
* #	Enea Data AB Series B	1,012,000	483,120
	Eniro AB	288,700	3,125,536
	Expanda AB	19,547	156,809
	Fabege AB	205,350	3,616,865
#	Fagerhult AB	16,800	359,479
* #	Framfab AB	3,116,000	435,213
	Geveko AB Series B	10,800	298,087
	Gunnebo AB	106,800	1,255,366
	Gunnebo Industrier AB	10,000	207,342
	Haldex AB	64,700	1,433,090
	Heba Fastighets AB Series B	14,500	302,193
	Hexagon AB	10,716	376,474
#	Hiq International AB	111,889	594,503
	HL Display AB Series B	14,400	274,497
#	Hoganas AB Series B	46,400	1,181,806
#	IBS AB Series B	195,200	712,669
*	Industrial & Financial Systems AB Series B	487,600	658,282
*	Intellecta AB Series B	5,500	30,431

25

	Intrum Justitia AB	163,100	1,472,908
	Invik and Co. AB Series B	15,540	226,034
	JM AB	78,000	5,342,644
	Klovern AB	303,476	912,857
	Kungsleden AB	432,600	4,591,875
	Lagercrantz Group AB Series B	64,300	242,022
*	LB Icon AB	45,330	322,631
	Lennart Wallenstam Byggnads AB Class B	123,900	1,677,150
* #	Lindex AB	235,900	3,527,414
	Ljungberg Gruppen AB Series B	3,800	99,755
*	Lundin Mining Corp.	4,322	127,675
*	Lundin Petroleum AB	90,000	1,161,152
*	Mandator AB	455,520	125,940
#	Meda AB Series A	255,575	4,827,820
*	Medivir Series B	17,250	108,597
*	Micronic Laser Systems AB	105,400	1,982,234
	Munters AB	57,000	2,027,055
	Narkes Elektriska AB Series B	9,750	168,747
	NCC AB Series B	118,100	2,739,055
	Nefab AB	55,300	466,546
*	Net Insight AB Series B	924,000	292,916
	New Wave Group AB Series B	107,400	1,309,283
#	Nibe Industrier AB	46,300	1,859,168
#	Nobia AB	144,500	4,705,147
#	Nolato AB Series B	66,440	758,659
*	Observer AB	245,156	1,055,867
	OEM International AB Series B	14,800	327,665
#	OMX AB	189,900	3,263,689
	Orc Software AB	36,300	261,198
*	Ortivus AB	32,007	131,358
	Partnertech AB	28,800	434,597
#	PEAB AB Series B	125,200	2,131,221
*	Pergo AB	135,000	935,646
	Poolia AB Series B	36,150	225,077
	Prevas AB Series B	16,000	46,278
*	Pricer AB Series B	1,711,500	255,674
*	Proact It Group AB	29,000	97,928
* #	Proffice AB	215,400	515,838
	Profilgruppen AB	16,300	180,347
	Protect Data AB	53,100	823,251
#	Q-Med AB	39,800	1,895,242
* #	Readsoft AB Series B	48,800	163,418
	Rederi AB Transatlantic Series B	95,600	436,387
#	Rottneros Bruk AB	425,600	362,513
	Salus Ansvar AB Series B	38,900	162,328
	Sardus AB	11,200	124,791
*	Scribona AB Series A	40,100	94,869
*	Scribona AB Series B	126,300	323,481
*	Semcon AB	39,900	331,157
	Sigma AB Series B	25,800	44,104
*	Sintercast AB	11,800	139,970
	Skanditek Industrifoervaltnings AB	156,975	869,422
	Skistar AB	94,800	1,260,231
	Studsvik AB	21,900	722,906
*	SWECO AB	36,800	1,075,675

26

* #	Switchcore AB	185,784	12,618
*	Teleca AB Series B	157,200	848,908
* #	Telelogic AB	777,200	1,851,443
* #	Teligent AB	55,700	117,950
*	Ticket Travel Group AB	41,152	113,909
	Trelleborg AB Series B	219,700	4,484,842
#	TV 4 AB Series A	23,000	690,519
	Uniflex AB Series B	3,630	36,546
	VBG AB Series B	271	15,074
*	Vitrolife AB	41,500	146,683
*	Wedins Skor & Accessoarer AB	113,400	163,456
	Westergyllen AB Series B	9,400	99,791
	Wihlborgs Fastigheter AB	65,658	1,056,789
	Wilh. Sonesson AB Series A	4,160	17,093
	Wilh. Sonesson AB Series B	4,160	14,951
#	WM-data AB Series B	1,005,800	3,019,640
	Xponcard Group AB	7,300	146,993
TOTAL COMMON STOCKS			127,619,471

RIGHTS/WARRANTS — (0.0%)
*	Jm AB Rights 06/02/06	78,000	86,870
TOTAL — SWEDEN			127,706,341

SWITZERLAND — (12.1%)
	COMMON STOCKS — (12.1%)
*	4M Technologies Holding SA	18,445	65,328
	A. Hiestad Holding AG	1,426	1,459,526
*	Actelion, Ltd.	51,203	5,967,198
	AFG Arbonia-Forster Holding AG	3,430	1,195,661
	Agie Charmilles Holding AG	6,433	677,357
	Allreal Holding AG	28,047	2,808,380
	Also Holding AG	16,678	784,546
*	Amazys Holding AG	9,413	817,969
	Ascom Holding AG	92,504	1,309,810
	Bachem AG	26,438	1,627,252
	Baloise-Holding AG	43,500	3,236,566
	Bank Coop AG	31,715	2,031,106
	Bank Sarasin & Cie Series B	1,778	4,755,924
*	Banque Cantonale de Geneve	1,628	273,876
	Banque Cantonale du Jura	450	158,666
	Banque Cantonale Vaudoise	11,113	4,143,258
	Banque Privee Edmond de Rothschild SA	161	2,999,298
	Barry Callebaut AG	10,927	4,223,406
	Basellandschaftliche Kantonalbank	600	518,470
	Basler Kantonalbank	5,250	469,479
	Belimo Holdings AG	1,884	1,454,391
	Berner Kantonalbank	23,689	4,001,728
	Bobst Group AG	36,682	1,687,342
	Bossard Holding AG	8,467	591,163
	Bucher Industries AG	33,989	3,204,854
	BVZ (Brig Visp Zermatt) Holding AG	580	148,593
	Calida Holding AG	396	164,745
*	Card Guard AG	26,696	113,853

27

	Carlo Gavazzi Holding AG	1,065	174,086
*	Charles Voegele Holding AG	29,471	2,347,504
*	Clariant AG	112,375	1,694,661
	Compagnie Financiere Tradition	5,202	619,211
	Compagnie vaudoise d’electricite	2,023	2,201,877
	Converium Holding AG	546,150	6,507,164
	Conzzeta Holdings AG	1,415	2,345,941
*	COS Computer Systems AG	4,391	81,370
*	Crealogix Holding AG	3,388	229,563
	Daetwyler Holding AG	348	1,399,343
	Edipresse SA	1,410	654,808
	Eichhof Holding AG	458	576,815
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	2,473,021
*	ELMA Electronic AG	472	112,698
	Emmi AG	12,206	1,501,041
	Ems-Chemie Holding AG	31,716	3,399,525
	Energie Electrique du Simplon SA	350	187,350
*	Energiedienst Holding AG	8,265	3,332,257
*	Escor Casino & Entertainment AG	2,010	39,175
#	Feintol International Holding AG	1,601	439,051
*	Fischer (Georg) AG	11,518	5,215,884
	Flughafen Zuerich AG	6,956	1,523,858
*	Forbo Holding AG, Eglisau	5,990	1,565,885
*	Fuchs Petrolub AG	18,009	867,338
	Galenica Holding AG	15,936	3,257,874
	Generali (Schweiz) Holding	2,082	762,447
	Getaz Romang Holding SA	1,280	652,293
*	Golay-Buchel Holding SA	40	45,612
	Gurit Holding AG	1,326	1,595,661
	Helvetia Patria Holding	12,833	3,336,968
	Hexagon AB Series B	27,240	947,371
*	Implenia AG	49,554	1,091,892
	Industrieholding Cham AG	1,704	531,807
	Interroll-Holding SA	2,475	661,424
	Intershop Holding AG	3,444	728,986
*	IsoTis SA	251,843	351,189
	Jelmoli Holding AG	1,521	2,692,074
	Jelmoli Holding AG	2,835	1,022,750
	Kaba Holding AG	5,543	1,385,080
*	Kardex AG	17,133	828,833
	Komax Holding AG	9,005	801,953
#	Kudelski SA	106,944	2,697,559
	Kuoni Reisen Holding AG	13,794	7,551,819
*	Lem Holdings SA	3,651	488,056
	Lonza Group AG	116,082	7,933,657
	Luzerner Kantonalbank	12,927	2,718,518
	Metraux Services SA	1,853	335,181
#	Micronas Semiconductor Holding AG	78,808	2,096,477
*	Mikron Holding AG	43,452	484,024
	Mobilezone Holding AG	92,684	531,297
*	Moevenpick-Holding AG	1,320	345,640
*	Nextrom Holding SA	1,409	12,143
	Orell Fuessli Holding AG	5,076	616,401
	OZ Holding AG	10,374	797,339
*	Parco Industriale e Immobiliare SA	600	1,723

28

	Phoenix Mecano AG	3,041	1,187,580
	Phonak Holding AG	133,842	7,697,809
*	PSP Swiss Property AG	148,025	7,597,240
	PubliGroupe SA	5,856	1,923,441
	Rieters Holdings AG	14,862	5,818,454
	Saurer AG	54,628	4,038,394
*	Schaffner Holding AG	1,830	245,891
	Schweiter Technology AG	4,193	1,043,395
	Schweizerhall Holding AG	8,107	865,758
#	Schweizerische National Versicherungs Gesellschaft	1,826	1,028,629
*	SEZ Holding AG	51,903	1,246,226
	SIA Abrasives Holding AG	2,381	741,048
	Siegfried Holding AG	8,560	1,303,605
*	Sig Holding AG	20,338	4,298,122
*	Sihl	150	369
*	Sika AG	8,623	9,708,361
	Societa Elettrica Sopracenerina SA	2,409	465,000
	Societe Generale d’Affichage	5,872	865,455
	St. Galler Kantonalbank	9,217	3,197,505
	Sulzer AG	14,002	10,058,354
	Swiss Prime Site AG	81,434	4,130,138
	Swissfirst AG	27,315	2,396,183
* #	Swisslog Holding AG	604,807	666,780
	Swissquote Group Holding SA	4,122	1,066,456
	Tamedia AG	9,320	972,798
	Tecan Group AG	37,666	2,042,390
*	Temenos Group AG	103,548	1,043,432
*	Tornos SA	38,028	399,414
*	UMS Schweizerische Metallwerke Holding AG	17,585	243,759
* #	Unaxis Holding AG	27,910	7,862,349
*	Unilabs SA	23,874	735,748
	Valiant Holding AG	60,231	6,526,965
	Valora Holding AG	10,243	2,110,415
	Vaudoise Assurances Holdings	2,385	316,823
	Villars Holding SA	150	56,625
*	Von Roll Holding AG	379,814	794,091
	Vontobel Holdings AG	109,967	3,997,347
	Walliser Kantonalbank	1,457	595,330
	WMH Walter Meier Holding AG	4,878	492,601
	Zehnder Holding AG	786	1,236,856
	Zueblin Immobilien Holding AG	78,908	724,471
	Zuger Kantonalbank	590	1,792,083
TOTAL COMMON STOCKS			241,216,909

PREFERRED STOCKS — (0.0%)
*	Fuchs Petrolub AG	18,009	945,732

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	14,204
TOTAL — SWITZERLAND			242,176,845

29

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (25.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.90%, 06/01/06 (Collateralized by $283,910,000 U.S. Treasury Notes, rates ranging from 3.375% to 5.500%, maturities ranging from 02/15/08 to 11/15/13, valued at $279,736,746) to be repurchased at $274,288,139	$274,251	274,250,810
@ Repurchase Agreement, Goldman Sachs & Co., Inc. Securities 5.01%, 06/01/06 (Collateralized by $104,331,953 FHLMC 4.125%, 10/18/10; & FNMA 5.125%, 01/02/14, valued at $102,014,195) to be repurchased at $100,013,917	100,000	100,000,000
@ Repurchase Agreement, Mizuho Securities USA 4.92%, 06/01/06 (Collateralized by $242,478,000 U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 08/15/06 to 02/15/31; & U.S. Treasury Bond 7.25%, 05/15/16, valued at $132,600,869) to be repurchased at $130,017,767	130,000	130,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $937,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,063,495) to be repurchased at $1,047,142	1,047	1,047,000
TOTAL TEMPORARY CASH INVESTMENTS		505,297,810

TOTAL INVESTMENTS - (100.0%)
(Cost $1,473,811,135)		$1,995,484,412

See accompanying Notes to Financial Statements.

30

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

		Shares	Value††
ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	$885,866
*	Alpargatas SAIC	1,078	1,711
	Alto Palermo SA Series A	5,000	9,447
	BBVA Banco Frances SA	399,900	1,022,217
*	Capex SA Series A	52,893	144,442
*	Celulosa Argentina SA Series B	24,922	18,993
*	Central Puerto SA Series B	16,000	11,126
*	Endesa Costanera SA Series B	114,100	93,476
*	Gas Natural Ban SA	345,000	174,185
*	IRSA Inversiones y Representaciones SA	657,649	772,665
*	Juan Minetti SA	353,151	339,781
	Ledesma S.A.A.I.	242,632	150,237
*	Metrogas SA Series B	543,115	175,909
*	Molinos Rio de la Plata SA Series B	596,060	670,022
	Siderar S.A.I.C. Series A	649,191	4,761,898
	Solvay Indupa S.A.I.C.	555,366	541,394
*	Transportadora de Gas del Sur SA Series B	445,280	429,836
TOTAL — ARGENTINA			10,203,205

BRAZIL — (11.4%)
COMMON STOCKS — (1.4%)
	Arcelor Brasil SA	535,346	7,824,733
	Brasil Telecom Participacoes SA	59,520,574	643,466
	Companhia de Bebidas das Americas	8,994,767	3,274,679
	Companhia Siderurgica Nacional SA	241,404	7,161,217
	Copesul Companhia Petroquimica do Sul	55,860	644,232
	CPFL Energia SA	1,935	23,973
*	Embratel Participacoes SA	57,550,000	146,830
	Lojas Renner SA	3,162	161,347
	Souza Cruz SA	435,300	6,211,849
*	Tele Norte Celular Participacoes SA	57,624,254	19,187
	Tele Norte Leste Participacoes SA	59,254	1,652,706
	Tractebel Energia SA	108,600	803,053
*	Vivo Participacoes SA	64,140	282,909
TOTAL COMMON STOCKS			28,850,181

PREFERRED STOCKS — (10.0%)
	Ambev Cia de Bebidas das Americas	12,453,835	5,116,170
	Ambev Cia de Bebidas das Americas ADR	192,100	7,874,179
	Aracruz Celulose SA ADR	35,900	1,836,285
	Aracruz Celulose SA Series B	711,999	3,617,725

1

	Banci Itau Holding Financeira SA	868,000	22,896,432
	Banco Bradesco SA	802,158	24,448,041
	Banco Bradesco SA ADR	193,800	5,920,590
	Banco Itau Holding Financeira SA ADR	188,300	5,016,312
	Brasil Telecom Participacoes SA	234,026,240	1,416,807
	Brasil Telecom Participacoes SA ADR	8,740	267,444
	Brasil Telecom SA	626,730,875	2,341,602
	Braskem SA Preferred A	435,600	2,659,750
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	58,650,000	1,952,886
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	11,730	387,677
	Companhia Energetica de Minas Gerais	109,900,000	4,196,398
	Companhia Energetica de Minas Gerais SA ADR	23,400	896,220
	Companhia Paranaense de Energia-Copel Series B	100,000,000	820,757
	Companhia Vale do Rio Doce ADR	199,500	7,782,495
	Companhia Vale do Rio Doce Series A	1,853,760	35,680,371
	Embratel Participacoes SA	143,582,922	375,023
	Empresa Brasileira de Aeronautica SA	747,821	6,208,935
	Empresa Nasional de Comercio Redito e Participacoes SA	480,000	4,151
	Gerdau SA	697,734	9,878,405
	Gerdau SA ADR	43,400	620,620
	Investimentos Itau SA	3,300,893	12,546,962
	Klabin SA	682,875	1,461,722
	Metalurgica Gerdau SA	148,275	2,539,109
	Suzano Bahia Sul Papel e Celullose SA	143,545	825,578
	Tele Norte Leste Participacoes SA	180,034	2,351,147
	Tele Norte Leste Participacoes SA ADR	100,000	1,312,000
	Telecomunicacoes de Sao Paulo SA	621,100	11,710,253
	Telemar Norte Leste SA	225,100	4,307,319
	Tim Participacoes SA ADR	91,080	2,206,868
	Unibanco-Uniao de Bancos Brasileiros SA	20,000	107,416
	Unibanco-Uniao de Bancos Brasileiros Units SA	513,130	6,576,940
	Usinas Siderurgicas de Minas Gerais SA Series A	200,539	6,483,155
	Usinas Siderurgicas de Minas Gerais SA Series B	325	10,182
	Vale do Rio Doce Series B	81,160	0
*	Vivo Participacoes SA	1,148,745	2,891,112
	Vivo Participacoes SA ADR	100,000	253,000
	Votorantim Celulose e Papel SA	71,336	1,017,676
	Weg SA	489,800	1,705,034
TOTAL PREFERRED STOCKS			210,520,748

RIGHTS/WARRANTS — (0.0%)
*	Brasil Telecom Participacoes SA Preferred Rights 05/31/06	6,540,171	0
*	Companhia de Bebidas das Americas Rights	3,138	0
*	Companhia de Bebidas das Americas Rights	2,266	0
*	Vivo Participacoes SA Rights 06/06/06	13,352	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — BRAZIL			239,370,929

CHILE — (2.7%)
	COMMON STOCKS — (2.7%)
	Banco de Chile Series F ADR	48,815	1,811,055
	Banco Santander Chile SA Sponsored ADR	295,998	12,002,719

2

Compania Cervecerias Unidas SA ADR	115,400	2,683,050
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,392,270
Distribucion y Servicio D&S SA ADR	208,828	3,470,721
Embotelladora Andina SA ADR	109,600	1,397,400
Embotelladora Andina SA Series B ADR	89,100	1,269,675
Empresa Nacional de Electricidad SA ADR	514,018	13,893,907
Enersis SA ADR	285,903	3,333,629
Lan Airlines SA ADR	125,900	4,286,895
Madeco Manufacturera de Cobre SA ADR	4,450	41,385
Masisa SA ADR	38,553	322,303
Sociedad Quimica y Minera de Chile SA ADR	61,300	6,165,554
Sociedad Quimica y Minera de Chile SA ADR Class A	902	86,321
Vina Concha Y Toro SA ADR	67,750	1,720,850
TOTAL — CHILE		55,877,734

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
* Cesky Telecom A.S.	230,085	4,777,047
CEZ A.S.	381,144	12,053,984
Komercni Banka A.S.	27,759	3,912,112
* Phillip Morris CR A.S.	954	525,479
Zentiva NV	21,318	1,016,054
TOTAL — CZECH REPUBLIC		22,284,676

HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
ELMU RT	185	26,007
Gedeon Richter RT	46,937	9,166,308
* Magyar Telekom Telecommunications P.L.C.	1,050,555	4,350,624
MOL Magyar Olaj- es Gazipari RT	168,429	17,251,235
OTP Bank RT	386,220	12,847,890
* Tiszai Vegyi Kombinat RT	98,257	2,473,044
TOTAL — HUNGARY		46,115,108

INDIA — (11.2%)
COMMON STOCKS — (11.2%)
ABB, Ltd. India	29,094	1,457,928
Aditya Birla Nuvo, Ltd.	5,819	94,376
Amtek Auto, Ltd.	43,171	264,676
Apollo Hospitals Enterprise, Ltd.	21,437	194,360
Arvind Mills, Ltd.	90,436	144,029
Ashok Leyland, Ltd.	621,735	525,155
Asian Paints (India), Ltd.	81,536	1,003,580
Aventis Pharma, Ltd.	8,241	301,094
Bajaj Auto, Ltd.	102,119	6,053,175
Bajaj Hindusthan, Ltd.	49,677	448,524
Balrampur Chini Mills, Ltd.	41,380	120,204
Bharat Earth Movers, Ltd.	32,527	822,541
Bharat Forge, Ltd.	174,384	1,264,229
Biocon, Ltd.	87,444	749,956
Cadila Healthcare, Ltd.	21,735	272,332

3

	Century Textiles & Industries, Ltd.	51,740	449,379
	Chennai Petroleum Corp., Ltd.	63,105	299,001
	Cipla, Ltd.	880,500	4,365,365
	Colgate-Palmolive (India), Ltd.	84,376	664,837
	Crompton Greaves, Ltd.	26,404	575,892
	Cummins India, Ltd.	135,892	547,562
	Dabur India, Ltd.	118,404	345,334
	Dr. Reddy’s Laboratories, Ltd.	87,040	2,545,992
	EIH, Ltd.	18,820	278,173
	Flextronics Software Systems, Ltd.	2,700	42,163
*	Gammon India, Ltd.	46,112	423,649
	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,172,103
	Godrej Consumer Products, Ltd.	23,982	364,932
	Great Eastern Shipping Co., Ltd.	137,880	705,368
	Gujarat Ambuja Cements, Ltd.	1,452,686	2,910,636
	HCL Infosystems, Ltd.	86,934	292,679
	HCL Technologies, Ltd.	265,435	2,874,045
	HDFC Bank, Ltd.	386,733	6,207,673
	Hero Honda Motors, Ltd. Series B	286,616	4,776,490
	Hindustan Construction Co., Ltd.	40,914	123,562
	Hindustan Lever, Ltd.	2,697,394	13,611,794
*	ICICI Bank Sponsored ADR	15,450	410,970
	I-Flex Solutions, Ltd.	66,837	1,629,486
	Indian Hotels Co., Ltd.	64,496	1,674,944
	Indian Petrochemicals Corp., Ltd.	251,964	1,299,297
	Industrial Development Bank of India, Ltd.	678,674	1,029,150
	Infosys Technologies, Ltd.	312,438	19,659,302
	ITC, Ltd.	3,899,423	13,899,511
*	Jammu & Kashmir Bank, Ltd.	20,547	171,817
	Jindal Steel & Power, Ltd.	20,902	821,641
*	JSW Steel, Ltd.	106,526	667,614
	Jubilant Organosys, Ltd.	95,560	484,222
	Larsen & Toubro, Ltd.	108,294	5,421,609
	Lupin, Ltd.	32,608	725,753
	Mahindra & Mahindra, Ltd.	267,561	3,523,254
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	782,063
	Maruti Udyog, Ltd.	326,177	5,172,876
	Matrix Laboratories, Ltd.	95,511	501,847
	McDowell & Co., Ltd.	21,912	245,911
	Moser Baer (India), Ltd.	58,962	270,230
	Motor Industries Co., Ltd.	24,968	1,629,368
	Nicholas Piramal India, Ltd.	76,008	313,771
	Nirma, Ltd.	45,668	437,057
	Pantaloon Retail India, Ltd.	11,716	414,915
	Patni Computer Systems, Ltd.	116,382	918,624
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	211,228
	Ranbaxy Laboratories, Ltd.	411,794	3,653,452
*	Raymond, Ltd.	35,367	373,739
*	Reliance Capital Ventures, Ltd.	1,721,955	935,259
*	Reliance Communication Ventures, Ltd.	1,721,955	9,955,023
*	Reliance Energy Ventures, Ltd.	1,721,955	1,281,100
	Reliance Energy, Ltd.	210,030	2,235,942
*	Reliance Industries, Ltd.	1,721,955	35,447,787
*	Reliance Natural Resources, Ltd.	1,721,955	961,290

4

Satyam Computer Services, Ltd.	386,449	5,779,242
Sesa Goa, Ltd.	26,750	703,612
Siemens India, Ltd.	28,423	3,006,279
Sterling Biotech, Ltd.	83,096	213,839
Sterlite Industries (India), Ltd. Series A	431,495	4,008,277
Sun Pharmaceuticals Industries, Ltd.	162,432	2,824,492
Tata Chemicals, Ltd.	130,261	642,681
Tata Consultancy Services, Ltd.	252,326	9,716,899
Tata Motors, Ltd.	408,049	6,964,329
Tata Power Co., Ltd.	170,018	1,826,926
Tata Steel, Ltd.	592,597	6,611,994
Tata Tea, Ltd.	41,503	643,695
* Tata Teleservices Maharashtra, Ltd.	1,384,967	617,193
Titan Industries, Ltd.	7,547	113,282
TVS Motor Co., Ltd.	33,921	91,324
UTI Bank, Ltd.	349,044	2,151,451
Videsh Sanchar Nigam, Ltd.	155,496	1,283,159
Wipro, Ltd.	880,456	8,587,329
* Wockhardt, Ltd.	38,730	301,223
Zee Telefilms, Ltd. Series B	529,060	2,651,474
TOTAL — INDIA		234,191,540

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
PT Astra International Tbk	8,470,461	9,001,382
PT Bank Central Asia Tbk	1,980,000	880,237
PT Bank Danamon Indonesia Tbk	1,762,000	878,645
PT Gudang Garam Tbk	4,035,000	4,180,128
PT Indosat Tbk	14,967,500	8,034,002
* PT Panasia Indosyntec Tbk	75,100	3,347
PT Semen Gresik Tbk	1,229,000	2,944,531
PT Telekomunikasi Indonesia Tbk	37,153,640	28,563,541
PT Unilever Indonesia Tbk	13,746,000	5,995,990
TOTAL COMMON STOCKS		60,481,803

RIGHTS/WARRANTS — (0.0%)
* PT Lippo Karawaci Tbk Free Warrants 11/30/07	45,877	1,016

TOTAL — INDONESIA		60,482,819

ISRAEL — (5.0%)
COMMON STOCKS — (5.0%)
Africa-Israel Investments, Ltd.	52,315	2,840,979
Bank Hapoalim B.M.	2,309,640	10,739,361
Bank Leumi Le-Israel	2,802,069	10,511,698
Bezeq Israeli Telecommunication Corp., Ltd.	4,049,014	4,970,177
Clal Industries, Ltd.	289,038	1,489,948
Clal Insurance Enterprise Holdings, Ltd.	74,546	1,586,665
Delek Group, Ltd.	4,584	736,153
Discount Investment Corp.	66,100	1,595,493
Elbit Systems, Ltd.	98,319	2,606,182
Elron Electronic Industries, Ltd.	1	3

5

*	First International Bank of Israel, Ltd.	326,200	859,190
*	First International Bank of Israel, Ltd. Par Value $0.05	48,660	665,040
	IDB Development Corp., Ltd. Series A	101,015	3,335,800
	IDB Holding Corp., Ltd.	36,578	995,051
	Israel Chemicals, Ltd.	2,410,526	10,237,606
	Israel Corp., Ltd. Series A	5,500	2,155,146
*	Koor Industries, Ltd.	25,971	1,502,265
	Makhteshim-Agan Industries, Ltd.	843,283	4,866,262
	Migdal Insurance Holdings, Ltd.	1,096,097	1,512,626
	Osem Investment, Ltd.	140,582	1,198,956
	Strauss-Elite, Ltd.	33,250	335,268
	Teva Pharmaceutical Industries, Ltd.	313,280	11,510,157
	Teva Pharmaceutical Industries, Ltd. ADR	740,586	26,964,736
*	United Mizrahi Bank, Ltd.	384,693	2,361,188

TOTAL — ISRAEL			105,575,950

MALAYSIA — (5.0%)
COMMON STOCKS — (5.0%)
	AmInvestment Group Berhad	406,882	188,389
	AMMB Holdings Berhad	2,103,331	1,462,899
	Berjaya Sports Toto Berhad	746,800	955,633
	British American Tobacco Berhad	295,300	3,273,326
	Bumiputra-Commerce Asset Holdings Berhad	2,918,527	4,426,550
	Digi.Com Berhad	767,162	2,135,329
	Gamuda Berhad	510,000	484,080
	Genting Berhad	697,300	4,324,659
	Golden Hope Plantations Berhad	948,200	1,149,807
	Highlands and Lowlands Berhad	107,500	122,644
	Hong Leong Bank Berhad	1,607,150	2,281,120
	Hong Leong Credit Berhad	1,060,629	1,337,785
	IJM Corp. Berhad	228,300	346,032
	IOI Corp. Berhad	1,055,520	4,362,283
	IOI Properties Berhad	151,300	341,948
	Kuala Lumpur Kepong Berhad	747,000	2,078,245
	Magnum Corp. Berhad	1,487,600	770,432
	Malakoff Berhad	835,700	2,254,393
	Malayan Banking Berhad	2,815,700	8,452,525
	Malaysian Airlines System Berhad	1,090,600	883,315
	Malaysian Pacific Industries Berhad	170,000	482,917
	Malaysian Plantations Berhad	927,500	538,837
	Maxis Communications Berhad	1,631,600	3,979,555
	MISC Berhad	3,003,132	6,741,849
	MMC Corp. Berhad	828,700	762,200
	Nestle (Malaysia) Berhad	229,200	1,389,326
	O.Y.L. Industries Berhad	1,343,000	2,034,311
	Oriental Holdings Berhad	215,300	231,246
	Petronas Dagangan Berhad	813,400	915,187
	Petronas Gas Berhad	1,810,900	4,392,837
	Plus Expressways Berhad	3,046,800	2,249,251
	PPB Group Berhad	1,159,200	1,321,999
	Proton Holdings Berhad	389,000	621,550
	Public Bank Berhad	1,550,201	2,712,198
	Resorts World Berhad	1,120,700	3,764,998

6

	RHB Capital Berhad	1,849,900	1,280,307
	Shell Refining Co. Federation of Malaysia Berhad	227,000	638,648
	Sime Darby Berhad	2,334,600	3,828,175
	Southern Bank Berhad	48,440	56,852
	Southern Bank Berhad (Foreign)	1,412,337	1,653,898
	SP Setia Berhad	488,100	505,351
	Star Publications (Malaysia) Berhad	182,800	347,802
	Telekom Malaysia Berhad	3,138,900	7,786,643
	Tenaga Nasional Berhad	4,578,500	11,483,262
	UMW Holdings Berhad	364,533	743,448
	YTL Corp. Berhad	1,578,966	2,174,394

TOTAL — MALAYSIA			104,268,435

MEXICO — (11.4%)
COMMON STOCKS — (11.4%)
	Alfa S.A. de C.V. Series A	640,590	2,936,673
	America Movil S.A. de C.V. ADR	350,230	11,438,512
	America Movil S.A. de C.V. Series L	29,043,100	47,368,187
*	America Telecom S.A. de C.V. Series A	5,129,240	28,940,436
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	7,442,226
	Cementos de Mexico S.A. de C.V. Series B	2,030,410	11,533,044
	Cemex S.A. de C.V. ADR	237,500	13,530,375
*	Coca-Cola Femsa S.A. de C.V. Series L	1,310,600	4,039,370
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	87,127	161,150
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	254
	Corporativo Fragua S.A. de C.V. Series B	21	111
*	Desc S.A. de C.V. Series B	123,968	116,886
	El Puerto de Liverpool S.A. de C.V. Series C1	339,500	748,259
	Embotelladora Arca S.A. de C.V., Mexico	334,100	818,829
*	Empresas ICA S.A. de C.V	103,950	334,495
*	Fomento Economico Mexicano S.A. de C.V. Series B & D	754,800	6,476,654
	Gruma S.A. de C.V. Series B	90,406	225,397
	Grupo Carso S.A. de C.V. Series A-1	3,272,232	6,865,831
	Grupo Continental S.A. de C.V.	358,600	583,282
	Grupo Elektra S.A. de C.V.	141,400	1,511,358
	Grupo Financiero del Norte S.A. de C.V. Series C	2,275,936	5,439,533
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,925,088	4,203,380
*	Grupo Gigante S.A. de C.V. Series B	117,282	63,175
	Grupo Industrial Bimbo S.A. de C.V. Series A	1,541,700	4,485,242
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	126,179
	Grupo Modelo S.A. de C.V. Series C	2,602,300	9,291,471
*	Grupo Nutrisa S.A. de C.V.	129	114
*	Grupo Qumma S.A. de C.V. Series B	1,591	25
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	7,710,935
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	3,161,776	2,425,060
	Industrias Penoles S.A. de C.V.	324,600	2,203,491
	Kimberly Clark de Mexico S.A. de C.V. Series A	980,200	3,318,318
	Nueva Grupo Mexico S.A. de C.V. Series B	2,792,574	7,927,434
	Organizacion Soriana S.A. de C.V. Series B	701,000	3,028,211
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,120	1,654
*	Savia S.A. de C.V.	120,000	8,463

7

Telefonos de Mexico S.A. de C.V.	12,016,800	11,801,741
Telefonos de Mexico S.A. de C.V. Series A	200,000	199,242
* US Commercial Corp. S.A. de C.V.	223,000	52,098
Vitro S.A. de C.V.	121,600	94,338
Wal-Mart de Mexico S.A. de C.V. Series V	11,125,875	30,396,797

TOTAL — MEXICO		237,848,230

PHILIPPINES — (1.8%)
COMMON STOCKS — (1.8%)
Aboitiz Equity Ventures, Inc.	3,075,000	338,245
Ayala Corp. Series A	678,185	5,245,932
Ayala Land, Inc.	23,384,839	5,884,703
Bank of the Philippine Islands	5,569,647	5,543,445
* Equitable PCI Bank, Inc.	2,120,227	2,925,148
* Filipina Water Bottling Corp.	2,006,957	0
Metro Bank and Trust Co.	3,811,735	2,604,455
Petron Corp.	24,500,000	1,973,868
Philippine Long Distance Telephone Co.	249,380	9,384,450
SM Prime Holdings, Inc.	25,120,177	3,908,330

TOTAL — PHILIPPINES		37,808,576

POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Agora SA	98,779	1,209,027
* Bank Millennium SA	1,725,110	3,187,780
Bank Pekao SA	156,792	8,882,740
Bank Przemyslowo Handlowy BPH SA	31,526	7,072,697
Bank Zackodni WBK SA	93,312	5,355,129
Browary Zywiec SA	15,860	2,446,476
* Cersanit SA	172,287	1,026,929
* Kredyt Bank SA	402,562	1,965,385
Mondi Packaging Paper Swiecie SA	99,871	1,885,091
Netia Holdings SA	390,681	578,657
Polski Koncern Naftowy Orlen SA	267,237	4,697,046
Telekomunikacja Polska SA	712,274	4,475,843

TOTAL — POLAND		42,782,800

SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
ABSA Group, Ltd.	411,312	6,789,751
African Oxygen, Ltd.	354,545	1,686,754
Anglo American Platinum Corp., Ltd.	356,886	31,545,519
Anglogold, Ltd.	402,684	18,549,227
Aspen Pharmacare Holdings, Ltd.	430,278	2,392,305
Barloworld, Ltd.	223,297	3,789,642
Bidvest Group, Ltd.	350,545	5,200,398
* Discovery Holdings, Ltd.	548,855	1,761,837
Edgars Consolidated Stores, Ltd.	496,378	2,561,628
FirstRand, Ltd.	7,981,316	21,056,053
Foschini, Ltd.	247,044	1,983,649
Gold Fields, Ltd.	306,889	6,696,390

8

* Harmony Gold Mining Co., Ltd.	416,418	5,917,285
Impala Platinum Holdings, Ltd.	65,883	11,084,500
Imperial Holdings, Ltd.	211,053	4,513,387
Investec, Ltd.	28,155	1,438,281
JD Group, Ltd.	171,537	2,014,848
Kumba Resources, Ltd.	15,092	259,124
Liberty Group, Ltd.	395,563	4,531,320
Massmart Holdings, Ltd.	195,651	1,490,307
Mittal Steel South Africa, Ltd.	671,293	6,278,026
MTN Group, Ltd.	1,873,381	15,490,592
Nampak, Ltd.	666,910	1,718,276
Naspers, Ltd. Series N	308,126	5,637,145
Nedbank Group, Ltd.	554,776	9,492,204
Network Healthcare Holdings, Ltd.	2,027,252	2,759,438
Pick’n Pay Stores, Ltd.	725,363	2,970,365
Pretoria Portland Cement Co., Ltd.	82,531	4,370,983
Reunert, Ltd.	116,577	1,124,944
Sanlam, Ltd.	2,441,020	5,553,663
Santam, Ltd.	109,542	1,198,659
Sappi, Ltd.	243,332	3,021,255
Shoprite Holdings, Ltd.	474,315	1,755,934
Standard Bank Group, Ltd.	1,390,592	16,132,405
Steinhoff International Holdings, Ltd.	1,299,870	4,145,683
Sun International, Ltd.	91,092	1,153,704
Telkom South Africa, Ltd.	879,553	18,703,587
Tiger Brands, Ltd.	144,893	3,285,625
Truworths International, Ltd.	477,551	1,767,950
Woolworths Holdings, Ltd.	899,391	2,033,681

TOTAL — SOUTH AFRICA		243,856,324

SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
Amorepacific Corp.	5,680	1,920,715
CJ Corp.	3,528	407,439
Daelim Industrial Co., Ltd.	18,800	1,363,204
Daewoo Engineering & Construction Co., Ltd.	267,270	3,885,796
Daewoo International Corp.	45,870	1,712,056
Daewoo Securities Co., Ltd.	103,195	1,591,340
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	3,883,744
Doosan Heavy Industries & Construction Co., Ltd.	28,950	890,690
Doosan Infracore Co., Ltd.	97,520	1,574,515
GS Engineering & Construction Corp.	27,320	1,917,220
GS Holdings Corp.	42,945	1,277,550
Hana Financial Group, Inc.	112,261	5,067,339
Hankook Tire Manufacturing Co., Ltd.	84,420	1,138,257
Hite Brewery Co., Ltd.	13,530	1,458,608
Hyundai Department Store Co., Ltd.	6,380	546,021
Hyundai Development Co.	37,270	1,876,528
Hyundai Heavy Industries Co., Ltd.	49,890	5,072,845
Hyundai Mobis	53,070	4,175,594
Hyundai Motor Co., Ltd.	122,979	9,501,392
Hyundai Steel Co.	58,560	2,103,445
Kangwon Land, Inc.	150,410	2,645,981

9

	KCC Corp.	7,410	1,689,298
	Kia Motors Corp.	263,640	4,489,909
	Kookmin Bank	161,175	13,041,055
	Korea Electric Power Corp.	495,290	20,345,035
*	Korea Exchange Bank	617,940	7,551,807
	Korea Gas Corp.	65,190	2,213,383
	KT Corp.	195,930	8,349,184
	KT Freetel, Ltd.	36,030	1,285,554
	KT&G Corp.	103,590	6,084,312
*	LG Card Co., Ltd.	73,259	3,617,772
	LG Chemical, Ltd.	36,776	1,487,464
	LG Corp.	143,395	4,629,524
	LG Electronics, Inc.	88,910	6,443,449
*	LG Phillips LCD Co., Ltd.	106,110	3,936,727
*	NCsoft Corp.	6,150	360,904
	POSCO	46,060	11,987,075
	S1 Corp.	3,130	125,205
	Samsung Corp.	77,520	2,111,313
*	Samsung Electro-Mechanics Co., Ltd.	37,767	1,194,859
	Samsung Electronics Co., Ltd.	77,768	50,042,458
	Samsung Fire and Marine Insurance, Ltd.	27,229	3,813,021
	Samsung Heavy Industries Co., Ltd.	126,000	2,641,219
	Samsung SDI Co., Ltd.	24,812	2,083,560
	Samsung Securities Co., Ltd.	33,780	1,812,028
	Shinhan Financial Group Co., Ltd.	190,952	8,746,160
	Shinsegae Co., Ltd.	10,460	4,806,305
	SK Corp., Ltd.	73,084	4,914,380
*	SK Networks Co., Ltd.	111,390	1,637,679
	SK Telecom Co., Ltd.	56,085	13,293,972
	S-Oil Corp.	99,800	7,172,286
	Woori Investment & Securities Co., Ltd.	67,386	1,416,635

TOTAL — SOUTH KOREA			257,333,811

TAIWAN — (12.5%)
COMMON STOCKS — (12.5%)
	Acer, Inc.	1,547,995	2,524,840
	Advanced Semiconductor Engineering, Inc.	2,532,213	2,586,887
	Advantech Co., Ltd.	314,108	847,839
	Asia Cement Corp.	1,925,530	1,449,602
	Asustek Computer, Inc.	2,279,968	5,357,774
	Au Optronics Corp.	3,754,480	5,482,244
	Benq Corp.	1,973,318	1,447,504
	Catcher Co., Ltd.	125,000	1,495,747
	Cathay Financial Holdings Co., Ltd.	8,064,529	17,652,914
	Chang Hwa Commercial Bank	3,763,796	2,450,209
	Cheng Shin Rubber Industry Co., Ltd.	744,869	629,553
	Cheng Uei Precision Industry Co., Ltd.	157,449	736,821
	Chi Mei Optoelectronic Corp.	4,238,411	4,982,073
	China Airlines	2,374,420	1,113,750
*	China Development Financial Holding Corp.	8,036,000	3,010,329
	China Motor Co., Ltd.	1,166,774	1,224,616
	China Steel Corp.	7,638,240	7,235,840
	Chinatrust Financial Holdings Co., Ltd.	5,119,896	4,110,559

10

	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,453,394
*	CMC Magnetics Corp.	2,482,400	788,352
	Compal Communications, Inc.	234,000	1,394,164
	Compal Electronics, Inc.	2,615,788	2,664,580
	Delta Electronics Industrial Co., Ltd.	1,484,890	4,132,559
	E.Sun Financial Holding Co., Ltd.	2,142,226	1,431,354
	Eva Airways Corp.	2,660,444	1,112,331
	Evergreen Marine Corp., Ltd.	2,243,420	1,530,792
	Far East Textile, Ltd.	3,778,481	2,904,829
	Far Eastern International Bank	1,114,571	481,425
	First Financial Holding Co., Ltd.	4,804,600	3,531,112
	Formosa Chemicals & Fiber Co., Ltd.	5,546,099	8,633,118
	Formosa Plastics Corp.	4,583,658	6,874,640
	Foxconn Technology Co., Ltd.	412,920	3,259,100
	Fu Sheng Industrial Co., Ltd.	219,277	221,435
	Fubon Financial Holding Co., Ltd.	7,768,052	6,832,518
	Fuh-Hwa Financial Holding Co., Ltd.	1,526,885	638,775
	High Tech Computer Corp.	234,120	6,894,384
	Hon Hai Precision Industry Co., Ltd.	3,195,839	20,488,437
	Hotai Motor Co., Ltd.	387,000	869,502
	Hsinchu International Bank	1,017,980	506,516
	Hua Nan Financial Holding Co., Ltd.	5,737,122	4,027,613
	Inventec Corp.	1,373,804	929,996
	Largan Precision Co., Ltd.	45,000	954,729
	Lite-On Technology Corp.	2,030,630	3,160,798
	Media Tek, Inc.	668,603	7,460,898
	Mega Financial Holding Co., Ltd.	9,477,535	6,755,496
	Mitac International Corp.	928,620	1,117,399
	Nan Ya Plastic Corp.	6,677,882	9,482,005
	Nanya Technology Co., Ltd.	3,488,720	2,228,664
*	Pacific Electric Wire & Cable Corp.	233,200	3,785
	Pou Chen Corp.	1,623,016	1,405,723
	President Chain Store Corp.	776,260	1,609,799
	Quanta Computer, Inc.	2,992,873	4,481,864
	Quanta Display, Inc.	3,669,138	1,411,956
	Realtek Semiconductor Corp.	488,701	553,628
	Shin Kong Financial Holding Co., Ltd.	3,049,436	3,122,753
*	Silicon Integrated Systems Corp.	964,000	566,713
	Siliconware Precision Industries Co., Ltd.	1,774,992	2,228,484
	SinoPac Holdings Co., Ltd.	4,089,033	2,008,729
	Sunplus Technology Co., Ltd.	436,000	520,674
	Synnex Technology International Corp.	606,348	681,997
	Taishin Financial Holdings Co., Ltd.	3,774,225	2,441,899
*	Taiwan Business Bank	2,689,644	623,615
	Taiwan Cement Corp.	2,331,867	1,975,114
	Taiwan Glass Ind. Corp.	994,286	809,817
	Taiwan Semiconductor Manufacturing Co., Ltd.	20,706,093	38,830,278
*	Tatung Co., Ltd.	2,839,000	1,240,697
	U-Ming Marine Transport Corp.	648,860	723,720
	Uni-President Enterprises Corp.	2,513,020	1,838,100
	United Microelectronics Corp.	14,581,719	9,116,536
	Walsin Lihwa Corp.	2,278,539	974,116
	Wan Hai Lines Co., Ltd.	1,478,104	1,037,722
*	Winbond Electronics Corp.	3,308,000	1,073,669

11

	Wintek Corp.	679,379	810,340
*	Wistron Corp.	926,000	1,109,222
	Ya Hsin Industrial Co., Ltd.	702,888	645,675
	Yang Ming Marine Transport Corp.	2,024,894	1,260,615
	Yulon Motor Co., Ltd.	1,203,024	1,399,123
	Zyxel Communication Corp.	273,357	489,171

TOTAL — TAIWAN			262,095,550

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
	Advance Info Service Public Co., Ltd. (Foreign)	4,785,600	11,607,919
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,387,500	873,214
	Bangkok Expressway Public Co., Ltd. (Foreign)	250,000	133,735
	Bank of Ayudhya Public Co., Ltd. (Foreign)	5,174,500	2,415,264
	Banpu Public Co., Ltd. (Foreign)	132,000	484,594
	BEC World Public Co., Ltd. (Foreign)	3,655,100	1,552,711
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	13,694,300	2,028,918
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	3,591,110	1,695,030
	Krung Thai Bank Public Co., Ltd. (Foreign)	17,302,970	4,718,786
	Land & Houses Public Co., Ltd. (Foreign)	2,130,310	393,829
	PTT Chemical Public Co., Ltd. (Foreign)	693,060	1,490,256
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	2,200,000	2,134,522
	Siam Cement Public Co., Ltd. (Foreign)	270,000	1,727,547
	Siam City Cement Public Co., Ltd. (Foreign)	523,513	3,377,060
	Siam Commercial Bank Public Co., Ltd. (Foreign)	2,549,166	3,910,482
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	2,990,920	2,215,642
	Thanachart Capital PCL, Ltd. (Foreign)	630,150	257,777
*	TMB Bank, Ltd. (Foreign)	12,415,080	1,145,957
*	True Corp., Ltd. (Foreign)	6,977,800	1,884,656

TOTAL COMMON STOCKS			44,047,899

RIGHTS/WARRANTS — (0.0%)
*	True Corporation Public Company, Ltd. (Foreign) Warrants 03/31/08	1,444,563	0

TOTAL — THAILAND			44,047,899

TURKEY — (4.0%)
COMMON STOCKS — (4.0%)
	Akbank T.A.S.	2,717,997	16,174,182
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	4,517,391
	Arcelik A.S	289,702	1,821,210
*	Dogan Sirketler Grubu Holding A.S.	722,062	2,391,521
*	Dogan Yayin Holding A.S.	542,814	2,085,314
	Enka Insaat ve Sanayi A.S.	918,640	6,085,857
	Eregli Demir ve Celik Fabrikalari Turk A.S.	353,341	1,503,923
	Ford Otomotiv Sanayi A.S.	762,879	6,173,765
*	Koc Holding A.S. Series B	1,540,774	6,009,403
	Tofas Turk Otomobil Fabrikasi A.S.	1	2
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	4,927,191
*	Turk Sise ve Cam Fabrikalari A.S.	539,099	1,599,011
	Turkiye Garanti Bankasi A.S.	3,958,349	11,932,802

12

	Turkiye Is Bankasi A.S.	2,403,571	14,198,899
*	Yapi ve Kredi Bankasi A.S.	3,106,338	5,052,677

TOTAL — TURKEY			84,473,148

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $6,042,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,857,670) to be repurchased at $6,756,914	$6,756	6,756,000

TOTAL INVESTMENTS - (100.0%)
(Cost $1,298,566,336)		$2,095,372,734

See accompanying Notes to Financial Statements.

13

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2006

(Unaudited)

		Shares	Value††
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas SAIC	1,007	$1,599
	Banco Macro Bansud SA	99,961	206,954
*	Banco Suquia SA	76,789	12,070
*	Capex SA Series A	26,370	72,012
*	Carboclor SA	50,662	23,487
*	Celulosa Argentina SA Series B	8,473	6,458
*	Central Puerto SA Series B	61,000	42,420
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	274,995
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	22,692
*	Endesa Costanera SA Series B	50,000	40,962
*	Ferrum SA de Ceramica y Metalurgica Series B	29,999	34,294
	Fiplasto SA	15,000	4,906
	Importadora y Exportadora de la Patagonia Series B	11,500	65,730
	Introductora de Buenos Aires SA Series A	9,832	4,777
*	IRSA Inversiones y Representaciones SA	379,635	446,029
*	Juan Minetti SA	131,531	126,551
	Ledesma S.A.A.I.	387,128	239,709
*	Metrogas SA Series B	90,000	29,150
*	Polledo SA Industrial y Constructora y Financiera	88,891	11,714
*	Quimica Estrella SA Series B	30,460	8,705
	Solvay Indupa S.A.I.C.	440,500	429,418

TOTAL — ARGENTINA			2,104,632

BRAZIL — (10.6%)
COMMON STOCKS — (1.0%)
	Acesita SA	4,290	66,785
	Acos Villares SA Avil	120,000	19,978
*	Avipal SA Avicultura e Agropecua	101,900,000	325,639
	Cia de Saneamento do Parana	80,000	77,838
	Copesul Companhia Petroquimica do Sul	269,500	3,108,136
	Energias do Brazil SA	8,202	99,311
	Eternit SA	26,000	107,261
*	M&G Poliester SA	640,780	44,335
	Metalurgica Gerdau SA	2,907	45,883
*	Perdigao SA	289,800	2,794,612
	Sao Paulo Alpargatas SA	5,100	202,897
*	Vivo Participacoes SA	8,681	38,290
TOTAL COMMON STOCKS			6,930,965

PREFERRED STOCKS — (9.6%)
	Acesita SA	97,876	1,577,867
	Banco Mercantil do Brasil SA	130,000	22,205

1

	Braskem SA Preferred A	146,000	891,468
	Centrais Electricas de Santa Catarina SA - CELESC Series B	1,618,000	1,042,517
	Companhia Brasileira de Petroleo Ipiranga SA	121,600	912,329
	Companhia de Tecidos Norte de Minas	9,097,102	700,231
	Companhia Energetica do Ceara-Coelce	256,000,000	1,107,027
	Companhia Forca Luz Cataguazes Leopoldina Series A	23,400,000	57,577
	Companhia Paranaense de Energia-Copel Series B	478,800,000	3,929,783
	Confab Industrial SA	624,880	1,170,046
	Distribuidora de Produtos de Petroleo Ipiranga SA	7,800	81,795
	Duratex SA	173,000	1,443,849
*	Electropaulo Metropolitana SA	69,600,000	2,678,659
	Embratel Participacoes SA	1,226,600,000	3,203,747
	Empresa Brasileira de Compressores SA - Embraco	262,000	128,026
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	51,892
	Fertibras SA	3,400	34,551
	Forjas Taurus SA	88,000	119,109
	Fras-le SA	20,200	49,790
	Globex Utilidades SA	42,468	330,562
	Gol Linhas Aereas Inteligentes SA	86,900	2,718,796
*	Gradiente Eletronica SA	2,600	19,507
*	Industria de Bebidas Antarctica Polar SA	23,000	26,108
	Industrias Romi SA	1,400	69,924
*	Inepar Industria e Construcoes SA	9,990	51,754
	Klabin SA	1,681,000	3,598,249
	Lojas Americanas SA	132,090,369	4,649,010
	Magnesita SA Series A	87,900,000	458,030
	Magnesita SA Series C	202,338	1,290
	Mahle-Metal Leve SA Industria e Comercio	28,666	483,448
	Marcopolo SA	253,400	765,953
	Metalurgica Gerdau SA	263,329	4,509,331
*	Net Servicos de Comunicacao SA	5,855,439	2,886,573
*	Paranapanema SA	119,150	762,560
	Randon Implementos e Participacoes SA	197,500	642,249
*	Rasip Agro-Pastoril SA	51,000	4,190
	Refinaria de Petroleo Ipiranga SA	24,600	329,773
	Ripasa SA Papel e Celulose	584,200	1,240,399
	Sadia SA	1,138,000	2,805,016
	Santista Textil SA	16,400	127,122
	Sao Paulo Alpargatas SA	26,200	1,121,643
	Saraiva Livreiros Editores	4,400	35,010
*	Sharp SA Equipamentos Eletronicos	30,200,000	261
	Suzano Bahia Sul Papel e Celullose SA	372,242	2,140,895
	Suzano Petroquimica SA	531,705	784,049
	Tele Norte Celular Participacoes SA	549,505,027	111,683
	Telemig Celular Participacoes SA	848,490,371	1,522,696
*	Telemig Celular Participacoes SA Subscription Receipts	9,061,877	16,380
	Tim Participacoes SA	1,691,540,950	4,110,902
	Ultrapar Participacoes SA	137,030	2,020,637
	Uniao des Industrias Petroquimicas SA Series B	1,717,258	1,158,453
*	Varig Participacoes Em Transportes	122,026	660
*	Varig Particpacoes Em Servicos	116,823	291
*	Viacao Aerea Rio-Grandense SA	16,000	32,657
*	Vivo Participacoes SA	1,415,413	3,562,250
	Votorantim Celulose e Papel SA	100,000	1,426,595
	Weg SA	1,359,100	4,731,137

2

TOTAL PREFERRED STOCKS			68,458,511

RIGHTS/WARRANTS — (0.0%)
*	Inepar Industria e Construcoes SA Preferred Rights 06/23/06	1,463	0
*	Net Servicos de Comunicacao SA Preferred Rights 06/09/06	96,461	0
*	Vivo Participacoes SA Rights 06/06/06	15,678	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — BRAZIL			75,389,476

CHILE — (2.0%)
COMMON STOCKS — (2.0%)
	Banmedica SA	422,000	360,109
	Cementos Bio-Bio SA	363,516	947,650
	Colbun SA	10,568,281	1,601,495
	Compania de Consumidores de Gas	56,170	287,592
	Compania SudAmericana de Vapores SA	551,883	719,352
	Corpbanca SA	466,016,129	2,359,797
	Cristalerias de Chile SA	153,324	1,509,661
	Empresas Iansa SA	9,232,481	2,571,312
	Farmacias Ahumada SA	176,276	423,168
*	Madeco SA	14,534,460	1,322,058
	Parque Arauco SA	1,173,440	770,263
	Soquimic Comercial SA	371,856	87,175
	Vina de Concha y Toro SA	1,141,452	1,457,856
*	Vina San Pedro SA	10,717,777	80,604

TOTAL — CHILE			14,498,092

HUNGARY — (1.1%)
COMMON STOCKS — (1.1%)
	BorsodChem RT	214,341	2,407,254
*	Danubius Hotel & Spa RT	47,091	1,334,193
	Demasz RT	15,581	1,141,083
	Egis Nyrt.	1,802	241,439
*	Fotex RT	299,751	800,060
*	Globus Konzervipari RT	61,080	132,395
*	Linamar Hungary Autoipari es G	64,414	581,762
*	Pannonplast RT	39,441	557,956
*	RABA Automotive Holding P.L.C.	102,964	367,333
*	Synergon Information Systems	37,006	137,145
	Zwack Unicum RT	1,100	63,300

TOTAL — HUNGARY			7,763,920

INDIA — (12.0%)
COMMON STOCKS — (12.0%)
	Aarti Industries, Ltd.	93,754	136,760
	Aban Loyd Chiles Offshore, Ltd.	53,856	1,204,332
	Adani Exports, Ltd.	505,334	1,974,362
	Aditya Birla Nuvo, Ltd.	4,333	70,275
*	Adlabs Films, Ltd.	57,063	379,274
	Aftek Infosys, Ltd.	125,900	171,477
*	Agro Tech Foods, Ltd.	39,674	91,835

3

	Alembic, Ltd.	23,494	168,897
	Alfa Laval (India), Ltd.	24,990	532,419
	Alok Industries, Ltd.	197,345	331,160
	Alstom Projects India, Ltd.	150,147	888,360
	Amtek Auto, Ltd.	156,994	962,510
	Apollo Hospitals Enterprise, Ltd.	94,015	852,395
	Apollo Tyres, Ltd.	33,724	181,510
*	Aptech, Ltd.	63,975	140,973
	Arvind Mills, Ltd.	117,822	187,644
	Asahi India Glass, Ltd.	319,030	644,850
	Asian Hotels, Ltd.	20,649	267,301
*	Astra Microwave Products, Ltd.	61,877	295,240
	Aurobindo Pharma, Ltd.	84,761	1,063,934
	Automotive Axles, Ltd.	10,985	119,057
	Avaya Globalconnect, Ltd.	11,644	81,325
*	Aztec Software & Technology Services, Ltd.	33,705	114,231
*	Bajaj Auto Finance, Ltd.	21,454	211,967
	Bajaj Hindusthan, Ltd.	201,437	1,818,735
*	Balaji Telefilms, Ltd.	92,347	231,221
	Ballarpur Industries, Ltd.	340,543	899,447
	Balmer Lawrie & Co., Ltd.	19,055	176,653
	Balrampur Chini Mills, Ltd.	424,058	1,231,835
*	Bank of Rajasthan, Ltd.	172,146	134,931
	Bannari Amman Sugars, Ltd.	15,919	424,693
	BASF India, Ltd.	29,908	139,029
*	Bata India, Ltd.	64,385	322,766
	Berger Paints India, Ltd.	379,303	587,665
*	Bharati Shipyard, Ltd.	41,701	384,831
	Birla Corp., Ltd.	190,628	1,007,714
	Blue Dart Express, Ltd.	9,463	103,835
	Blue Star, Ltd.	15,161	220,839
	BOC India, Ltd.	52,078	184,283
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,153,394
	Bongaigaon Refinery & Petrochemicals, Ltd.	262,145	320,726
	Carborundum Universal, Ltd.	131,998	436,316
*	Ceat, Ltd.	25,575	49,628
*	Century Enka, Ltd.	37,178	135,758
	CESC, Ltd.	164,998	1,049,659
	Chambal Fertilizers & Chemicals, Ltd.	850,651	683,869
	Cholamandalam DBS Finance, Ltd.	183	629
*	CMC, Ltd.	11,541	121,645
*	Coromandel Fertilisers, Ltd.	61,902	114,242
	Cummins India, Ltd.	55,651	224,240
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	127,489	250,383
	Dhampur Sugar Mills, Ltd.	42,742	145,915
*	Dishman Pharmaceuticals & Chemicals, Ltd.	71,875	298,445
	Divi’s Laboratories, Ltd.	25,761	776,452
*	D-Link (India), Ltd.	46,638	92,741
	E.I.D. - Parry (India), Ltd.	178,726	1,090,208
*	Eicher Motors, Ltd.	5,501	35,047
	EIH, Ltd.	21,086	311,666
*	Elder Pharmaceuticals, Ltd.	30,581	211,265
	Electrosteel Casings, Ltd.	13,307	104,226
*	Elgi Equipments, Ltd.	88,680	137,375
	Esab India, Ltd.	31,753	261,171

4

*	Escorts, Ltd.	49,039	85,054
*	Essar Steel, Ltd.	483,733	431,781
	Essel Propack, Ltd.	29,391	238,098
*	Eveready Industries (India), Ltd.	149,446	294,931
*	Everest Industries, Ltd.	19,415	55,005
	Exide Industries, Ltd.	141,079	785,502
	FAG Bearings (India), Ltd.	26,817	327,061
	FCI OEN Connectors, Ltd.	2,940	24,569
	FDC, Ltd.	240,148	229,340
	Federal Bank, Ltd.	101,883	415,795
	Finolex Cables, Ltd.	36,142	262,766
	Finolex Industries, Ltd.	175,018	345,570
*	Garden Silk Mills, Ltd.	41,526	49,733
	Geodesic Information Systems, Ltd.	76,725	268,233
*	Geometric Software Solutions Co., Ltd.	45,439	98,701
	GHCL, Ltd.	194,236	683,791
	Gillette India, Ltd.	3,401	57,612
	GlaxoSmithKline Consumer Healthcare, Ltd.	17,047	217,023
*	Godfrey Phillips India, Ltd.	2,778	87,485
	Godrej Consumer Products, Ltd.	28,623	435,554
	Godrej Industries, Ltd.	85,830	1,152,333
*	Goetze (India), Ltd.	29,803	187,449
	Greaves Cotton, Ltd.	62,306	524,504
	GTL, Ltd.	202,967	643,243
	Gujarat Alkalies & Chemicals, Ltd.	91,169	381,175
	Gujarat Fluorochemicals, Ltd.	65,663	645,876
	Gujarat Gas Co., Ltd.	15,312	415,627
	Gujarat Narmada Valley Fertilizers Co., Ltd.	231,207	567,217
	Gujarat State Fertilizers & Chemicals, Ltd.	98,313	451,172
	H.E.G., Ltd.	30,363	112,687
	HCL Infosystems, Ltd.	22,785	76,710
	Hexaware Technologies, Ltd.	234,745	663,950
	Hikal, Ltd.	9,271	91,666
*	Himachal Futuristic Communications, Ltd.	603,334	390,522
	Himatsingka Seide, Ltd.	67,078	164,507
	Hinduja TMT, Ltd.	72,150	1,033,245
	Hindustan Construction Co., Ltd.	332,270	1,003,472
*	Hindustan Motors, Ltd.	280,005	224,389
	Hindustan Oil Exploration Co., Ltd.	75,445	220,743
*	Hindustan Sanitaryware & Industries, Ltd.	29,704	84,342
	Honeywell Automation India, Ltd.	2,501	74,328
	Hotel Leelaventure, Ltd.	170,483	1,286,738
	I.B.P. Co., Ltd.	13,488	133,837
	ICI India, Ltd.	34,285	257,668
*	iGate Global Solutions, Ltd.	28,229	128,428
*	India Cements, Ltd.	239,743	831,909
*	India Glycols, Ltd.	36,189	106,551
	Indo Rama Synthetics (India), Ltd.	136,867	184,233
	IndusInd Bank, Ltd.	354,821	353,206
*	Infotech Enterprises, Ltd.	16,163	192,583
	IPCA Laboratories, Ltd.	39,456	270,141
*	Ispat Industries, Ltd. Post Reconstruction	930,933	350,821
	IVRCL Infrastructures & Projects, Ltd.	217,335	1,116,908
	J.B. Chemicals & Pharmaceuticals, Ltd.	100,376	213,996
	J.K. Industries, Ltd.	45,651	86,951

5

*	Jammu & Kashmir Bank, Ltd.	55,164	461,289
*	JBF Industries, Ltd.	36,529	70,455
	Jindal Poly Films, Ltd.	29,404	173,162
	Jindal Saw, Ltd.	86,416	697,667
*	Jindal Stainless, Ltd.	232,194	437,898
	K.S.B. Pumps, Ltd.	11,243	124,060
*	Karnataka Bank, Ltd.	102,014	217,272
*	KEC Infrastructures, Ltd.	50,258	33,978
*	KEC International, Ltd.	50,258	349,434
	Kesoram Industries, Ltd.	71,067	362,314
	Kirloskar Oil Engines, Ltd.	135,831	729,721
	KPIT Cummins Infosystems, Ltd.	10,977	105,790
*	L. G. Balakrishnan & Brothers, Ltd.	41,164	28,442
	Lakshmi Machine Works, Ltd.	915	427,872
	LIC Housing Finance, Ltd.	111,730	434,007
*	LML, Ltd.	48,896	32,128
	Macmillan India, Ltd.	8,169	79,314
	Madras Cements, Ltd.	21,189	1,099,709
*	Maharashtra Scooters, Ltd.	4,550	37,093
	Maharashtra Seamless, Ltd.	99,628	648,629
	Mahavir Spinning Mills, Ltd.	76,291	585,759
*	Mahindra Gesco Developers, Ltd.	11,301	174,777
	Marico, Ltd.	120,136	1,176,184
	Mastek, Ltd.	44,670	383,579
*	Max India, Ltd.	63,797	1,019,844
	McDowell & Co., Ltd.	111,334	1,249,463
	Merck, Ltd.	19,556	227,243
	Micro Inks, Ltd.	11,233	88,296
*	Mirza International, Ltd.	10,000	35,669
	Monsanto India, Ltd.	7,854	242,176
	Moser Baer (India), Ltd.	127,336	583,597
	Motherson Sumi Systems, Ltd.	444,270	888,856
*	Mphasis BFL, Ltd.	214,746	884,758
	MRF, Ltd.	3,715	224,539
*	Mukand, Ltd.	111,752	239,432
*	Mysore Cements, Ltd.	177,562	149,368
	Nagarjuna Construction Co., Ltd.	144,639	1,039,649
*	Nagarjuna Fertilizers & Chemicals, Ltd.	375,414	115,443
*	Nahar Exports, Ltd.	65,627	118,300
*	Natco Pharma, Ltd.	42,713	101,603
*	National Organic Chemical Industries, Ltd.	189,660	101,308
	Navneet Publications (India), Ltd.	6,000	37,700
*	Nelco, Ltd.	40,558	93,400
*	NIIT Technologies, Ltd.	39,226	158,284
*	Omax Autos, Ltd.	27,439	49,835
	Orchid Chemicals & Pharmaceuticals, Ltd.	97,801	477,451
	Panacea Biotec, Ltd.	110,695	907,135
	Pantaloon Retail India, Ltd.	3,093	109,537
*	Pentamedia Graphics, Ltd.	295,907	29,589
*	Petronet LNG, Ltd.	140,618	147,699
	Pfizer, Ltd.	9,703	184,442
	Pidilite Industries, Ltd.	368,110	805,939
	Polaris Software Lab, Ltd.	146,792	272,280
*	Polyplex Corp., Ltd.	11,792	34,370
*	Pricol, Ltd.	44,997	37,821

6

*	Prism Cements, Ltd.	488,874	330,426
	PSL, Ltd.	29,921	153,079
*	PTC India, Ltd.	44,351	58,877
	Punjab Tractors, Ltd.	106,058	586,270
	Radico Khaitan, Ltd.	156,080	569,499
*	Rain Calcining, Ltd.	162,595	135,350
*	Rajasthan Spinning & Weaving Mills, Ltd.	35,412	89,567
	Rallis India, Ltd.	16,697	116,345
*	Rama Newsprint & Papers, Ltd.	88,554	21,380
*	Raymond, Ltd.	7,451	78,738
*	Rico Auto Industries, Ltd.	168,931	286,659
	Rolta India, Ltd.	91,583	390,230
	Ruchi Soya Industries, Ltd.	26,474	179,839
*	Satnam Overseas, Ltd.	27,660	53,208
	Shree Cement, Ltd.	46,419	837,839
	Shriram Transport Finance Co., Ltd.	103,320	271,119
*	Shyam Telecom, Ltd.	32,580	71,949
	SKF India, Ltd.	38,462	252,947
*	Solectron Centum Electronics, Ltd.	8,714	42,148
*	Sona Koyo Steering Systems, Ltd.	61,415	111,056
*	Sonata Software, Ltd.	155,438	90,777
*	South India Bank, Ltd.	73,050	101,894
*	Srei Infrastructure Finance, Ltd.	134,615	145,839
	SRF, Ltd.	118,415	554,232
*	SSI, Ltd.	18,015	59,149
	Sterling Biotech, Ltd.	303,184	780,213
*	Sterlite Optical Technologies, Ltd.	57,319	169,493
	Strides Arcolab, Ltd.	55,235	338,822
	Subex Systems, Ltd.	31,610	331,552
	Sundaram-Clayton, Ltd.	3,890	102,979
	Sundram Fastners, Ltd.	232,526	751,240
	Tata Elxsi, Ltd.	45,372	190,736
*	Tata Investment Corp., Ltd.	26,869	244,337
*	Tata Metaliks, Ltd.	26,069	98,921
*	Tata Sponge Iron, Ltd.	6,230	16,581
*	Tele Data Informatics, Ltd.	222,992	64,526
*	Texmaco, Ltd.	12,687	205,420
	Thermax, Ltd.	267,500	1,710,902
*	Tinplate Company of India, Ltd.	55,301	88,316
	Titan Industries, Ltd.	71,834	1,078,242
*	Torrent Pharmaceuticals, Ltd.	134,964	603,099
*	Torrent Power AEC, Ltd.	8,951	44,554
*	Trent, Ltd.	4,352	82,920
	Tube Investments of India, Ltd.	213,260	545,067
	TVS Motor Co., Ltd.	233,857	629,603
	Ucal Fuel Systems, Ltd.	16,389	56,507
	Unichem Laboratories, Ltd.	35,557	206,826
	Unitech, Ltd.	3,833	1,108,675
*	Usha Martin, Ltd.	65,540	268,749
*	Uttam Galva Steels	57,257	43,955
	Varun Shipping Co.	182,262	330,366
	Vesuvius India, Ltd.	12,502	81,905
	Videocon Industries, Ltd.	5,902	54,829
	Visualsoft Technologies, Ltd.	34,083	69,166
	Voltas, Ltd.	59,216	1,257,403

7

*	Welspun India, Ltd.	92,659	184,497
*	Welspun-Gujarat Stahl Rohren, Ltd.	233,262	347,868
	Wyeth, Ltd.	38,457	492,177
*	Zensar Technologies, Ltd.	31,280	151,525
*	Zuari Industries, Ltd.	45,790	215,816
TOTAL COMMON STOCKS			85,024,058

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	620,622	34,043

TOTAL — INDIA			85,058,101

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
*	PT Agis Tbk	4,773,000	33,430
	PT Asahimas Flat Glass Tbk	1,012,000	306,577
	PT Astra Agro Lestari Tbk	4,860,000	3,421,086
*	PT Astra Graphia Tbk	4,549,000	155,498
*	PT Bakrieland Development Tbk	7,756,000	155,472
	PT Bank Pan Indonesia Tbk	13,019,000	607,806
*	PT Batu Buana Tbk	77,715	586
	PT Berlian Laju Tanker Tbk	11,737,700	2,328,230
	PT Bhakti Investama Tbk	9,031,500	132,095
	PT Branta Mulia Tbk	66,000	8,557
*	PT Budi Acid Jaya Tbk	1,449,000	18,033
*	PT Charoen Pokphand Indonesia Tbk	3,406,500	132,915
*	PT Ciputra Surya Tbk	2,773,000	198,745
*	PT Citra Marga Nusaphala Persada Tbk	6,649,500	511,991
	PT Clipan Finance Indonesia Tbk	3,133,000	118,821
*	PT Davomas Adabi Tbk	20,960,000	674,229
*	PT Delta Dunia Petronda Tbk	2,000,000	19,435
*	PT Dharmala Intiland Tbk	277,400	6,472
	PT Dynaplast Tbk	1,038,000	91,968
	PT Enseval Putera Megatrading Tbk	6,380,000	505,703
*	PT Eterindo Wahanatama Tbk	397,000	8,615
*	PT Ever Shine Textile Tbk	4,029,640	37,009
*	PT Hero Supermarket Tbk	33,000	21,037
*	PT Holcim Indonesia Tbk	702,000	41,946
*	PT Indal Aluminium Industry Tbk	47,000	868
*	PT Indocement Tunggal Prakarsa Tbk	936,500	391,390
	PT Indofood Sukses Makmur Tbk	11,323,000	1,155,868
	PT Indo-Rama Synthetics Tbk	2,211,000	107,975
	PT Jaya Real Property Tbk	393,500	155,279
	PT Kalbe Farma Tbk	14,904,238	2,118,356
*	PT Karwell Indonesia Tbk	138,000	2,460
*	PT Kawasan Industry Jababeka Tbk	43,401,000	565,464
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,891
	PT Lautan Luas Tbk	1,887,500	95,053
	PT Lippo Karawaci Tbk	2,963,000	570,610
	PT Matahari Putra Prima Tbk	3,217,500	251,162
	PT Mayorah Indah Tbk	2,473,500	273,758
	PT Medco Energi International Tbk	548,000	236,384
	PT Metrodata Electronics Tbk	3,981,000	30,286
*	PT Modern Photo Tbk	40,000	1,426

8

*	PT Mulia Industrindo Tbk	542,000	12,112
	PT Mustika Ratu Tbk	723,000	22,733
*	PT Pakuwon Jati Tbk	63,000	3,540
*	PT Panasia Indosyntec Tbk	79,000	3,521
	PT Panin Insurance Tbk	7,979,000	261,278
*	PT Pioneerindo Gourmet International Tbk	29,000	1,253
*	PT Polychem Indonesia Tbk	5,783,500	135,298
*	PT Prasidha Aneka Niaga Tbk	84,000	817
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,082
	PT Ramayana Lestari Sentosa Tbk	1,603,500	132,219
*	PT Samudera Indonesia Tbk	193,000	165,384
	PT Selamat Semp Tbk	1,920,000	67,249
	PT Semen Gresik Tbk	38,000	91,043
*	PT Sinar Mas Agro Resources & Technology Tbk	438,960	136,285
*	PT Sumalindo Lestari Jaya Tbk	235,500	24,747
	PT Summarecon Agung Tbk	6,332,000	831,091
*	PT Sunson Textile Manufacturer Tbk	2,325,500	58,001
*	PT Suparma Tbk	2,400,000	52,023
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	2,788
*	PT Surya Dumai Industri Tbk	3,298,500	128,305
*	PT Suryainti Permata Tbk	1,624,500	33,417
*	PT Suryamas Dutamakmur Tbk	125,000	2,296
	PT Tempo Scan Pacific Tbk	506,000	312,911
*	PT Texmaco Jaya Tbk	93,000	29,643
	PT Timah Tbk	1,549,500	324,339
	PT Trias Sentosa Tbk	9,198,400	129,932
*	PT Trimegah Sec Tbk	9,961,000	150,989
	PT Tunas Ridean Tbk	1,987,000	150,241
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	11,367
	PT Unggul Indah Cahaya Tbk	48,239	15,832
	PT United Tractors Tbk	3,119,260	1,828,936
*	PT Wicaksana Overseas International Tbk	28,560	247
TOTAL — INDONESIA			20,615,405

ISRAEL — (5.4%)
COMMON STOCKS — (5.4%)
*	Afcon Industries, Ltd.	795	4,138
	Albad Massuot Yitzhak, Ltd.	13,957	135,540
	Alony Hetz Properties & Investments, Ltd.	212,923	891,967
*	Alvarion, Ltd.	131,965	959,037
	American Israeli Paper Mills, Ltd.	7,985	371,306
	Analyst I.M.S.	18,043	200,466
*	AudioCodes, Ltd.	95,696	1,167,514
	Azorim Investment Development & Construction Co., Ltd.	76,479	1,007,605
*	Baran Group, Ltd.	22,963	301,839
*	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	9,651
*	Blue Square Chain Stores Properties & Investments, Ltd.	43,471	427,983
	Blue Square-Israel, Ltd.	100,987	1,169,387
*	Cham Foods (Israel), Ltd.	14,289	11,888
	Clal Industries, Ltd.	206,676	1,065,384
*	Compugen, Ltd.	11,938	39,006
	Dan Vehicle & Transportation	52,579	288,976
*	Danya Cebus, Ltd.	31,829	220,959
	Delek Automotive Systems, Ltd.	223,460	1,374,621

9

	Delek Drilling LP, Ltd.	1,257,523	500,072
*	Delta-Galil Industries, Ltd.	40,310	284,157
*	Direct Insurance — I.D.I. Insurance Co., Ltd.	102,943	356,832
*	Discount Mortgage Bank, Ltd.	1,320	164,018
	Elbit Medical Imaging, Ltd.	59,719	1,486,949
*	Electra (Israel), Ltd.	9,152	966,401
*	Electra Consumer Products	41,717	275,546
	Elron Electronic Industries, Ltd.	73,914	759,678
*	Feuchtwanger Investments 1984, Ltd.	4,200	11
*	First International Bank of Israel, Ltd.	349,613	920,859
	FMS Enterprises Migun, Ltd.	19,621	915,609
*	Formula Systems (1985), Ltd.	27,602	327,076
*	Formula Vision Technologies, Ltd.	1,604	1,139
	Frutarom	150,340	1,202,602
*	Granite Hacarmel Investments, Ltd.	19,200	27,950
*	Hamlet (Israel-Canada), Ltd.	12,751	65,799
*	Housing & Construction Holding Co., Ltd.	837,336	829,156
	IBI Investment House, Ltd.	22,725	269,190
	Industrial Building Corp., Ltd.	541,431	926,757
	Israel Petrochemical Enterprises, Ltd.	60,196	520,683
	Israel Salt Industries, Ltd.	90,709	529,279
	Ituran Location & Control, Ltd.	45,195	671,091
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	24,372	207,610
	Knafaim Arkia Holdings, Ltd.	27,233	295,232
	Leader Holding & Investments, Ltd.	61,929	116,554
*	Lipman Electronic Engineering, Ltd.	39,430	1,165,314
*	Magal Security Systems, Ltd.	16,298	157,478
*	Magic Software Enterprises, Ltd.	35,590	57,663
*	Matav-Cable Systems Media, Ltd.	72,776	499,667
	Medtechnica, Ltd.	27,426	151,424
*	Mer Industries, Ltd.	12,927	80,263
*	Metalink, Ltd.	32,556	192,757
*	Metis Capital, Ltd.	3,169	9,424
*	Middle East Tube Co., Ltd.	19,000	25,473
*	Miloumor, Ltd.	28,615	107,665
	Mivtach Shamir Holdings, Ltd.	18,885	323,301
*	Naphtha Israel Petroleum Corp.	105,630	29,622
*	Neto M.E. Holdings, Ltd.	8,295	215,997
*	NICE Systems, Ltd.	54,006	1,479,262
	Nisko Industries (1992), Ltd.	7,691	49,674
*	OCIF Investments and Development, Ltd.	5,002	112,520
*	Orckit Communications, Ltd.	29,519	385,329
	Ormat Industries, Ltd.	238,897	2,294,084
	Osem Investment, Ltd.	63,569	542,149
	Packer Plada, Ltd.	844	49,392
	Property and Building Corp., Ltd.	9,425	1,189,793
*	RADVision, Ltd.	36,193	592,284
	Rapac Electronics, Ltd.	6,000	24,965
	Rapac Technologies (2000), Ltd.	6,000	46,662
*	Retalix, Ltd.	52,449	1,260,968
*	Scailex Corp., Ltd.	73,337	519,739
	Shrem Fudim Kelner & Co., Ltd.	37,724	126,339
	Spectronix, Ltd.	9,752	39,742
	Suny Electronic Inc., Ltd.	76,519	300,162
*	Super-Sol, Ltd. Series B	449,336	1,308,003

10

	Tadiran Communications, Ltd.	33,810	1,164,430
*	Team Computer & Systems, Ltd.	1,400	20,982
	Telsys, Ltd.	9,661	67,430
*	The Israel Land Development Co., Ltd.	55,310	217,419
*	Tower Semiconductor, Ltd.	189,824	316,930
*	TTI Team Telecom International, Ltd. ADR	2,940	14,641
*	Union Bank of Israel, Ltd.	120,682	624,212
	Urdan Industries, Ltd.	251,159	163,146
*	Ytong Industries, Ltd.	52,500	49,904
TOTAL COMMON STOCKS			38,243,726

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	36,713
TOTAL — ISRAEL			38,280,439

MALAYSIA — (8.6%)
COMMON STOCKS — (8.6%)
*	A&M Realty Berhad	32,500	12,088
*	Acoustech Berhad	312,400	66,768
	ACP Industries Berhad	521,100	123,964
	Aeon Co. (M) Berhad	511,300	802,824
	Affin Holdings Berhad	1,578,200	739,404
	Amalgamated Industrial Steel Berhad	11,250	1,715
*	AMBD Berhad	58,000	2,164
	Amway (Malaysia) Holdings Berhad	396,700	699,075
	Ann Joo Resources Berhad	241,900	76,745
*	Anson Perdana Berhad	10,000	124
*	Antah Holding Berhad	23,000	1,520
	APM Automotive Holdings Berhad	215,100	159,438
*	Arab Malaysia Corp. Berhad	558,000	193,776
*	Asas Dunia Berhad	16,000	3,091
*	Asia Pacific Land Berhad	1,595,700	132,019
	Asiatic Development Berhad	2,077,700	1,763,154
	Avenue Assets Berhad	1,530,300	324,520
	Ayer Hitam Planting Syndicate Berhad	6,000	4,132
	Bandar Raya Developments Berhad	1,190,200	361,630
	Batu Kawan Berhad	302,400	667,006
*	Berjaya Capital Berhad	93,840	20,723
*	Berjaya Corp. Berhad	3,193,900	109,952
*	Berjaya Corp. Berhad ICULS	5,425,041	89,645
*	Berjaya Land Berhad	620,600	87,134
	Bernas Padiberas Nasional Berhad	1,256,000	529,260
	Bimb Holdings Berhad	208,200	65,495
*	Bintai Kinden Corp. Berhad	16,000	4,451
	Bolton Properties Berhad	96,000	19,866
	Boustead Holdings Berhad	1,707,100	860,708
	Boustead Properties Berhad	290,500	236,662
	Cahya Mata Sarawak Berhad	283,100	73,562
	Carlsberg Brewery Malaysia Berhad	943,100	1,293,327
	Cement Industries of Malaysia Berhad	405,000	288,446
	Chemical Co. of Malaysia Berhad	231,800	195,410
	Chin Teck Plantations Berhad	33,000	48,231
*	Compugates Holdings Berhad	600	225

11

*	Cosway Corp. Berhad	113,000	22,347
	Courts Mammoth Berhad	177,000	50,695
	Cycle & Carriage Bintang Berhad	15,000	9,538
*	Damansara Realty Berhad	1,962,200	70,587
*	Datuk Keramik Holdings Berhad	24,000	297
	Dijaya Corp. Berhad	96,000	21,002
	DNP Holdings Berhad	34,000	5,628
	DRB-Hicom Berhad	2,238,100	1,063,423
*	Dunham-Bush (Malaysia) Berhad	16,950	7,033
	Dutch Lady Milk Industries Berhad	87,700	202,999
	Eastern & Oriental Berhad	72,000	26,476
	Eastern Pacific Industrial Corp. Berhad	143,800	53,824
	Edaran Otomobil Nasional Berhad	529,000	389,204
*	Eng Kah Corp. Berhad	32,000	31,540
*	Engtex Group Berhad	240,200	72,205
	Esso Malaysia Berhad	256,900	169,267
*	Faber Group Berhad	554,000	96,214
	Far East Holdings Berhad	47,400	45,176
*	FCW Holdings Berhad	24,000	961
*	Fountain View Development Berhad	808,200	59,252
	Fraser & Neave Holdings Berhad	430,600	700,605
	Globetronics Technology Berhad	2,514,600	215,107
	Glomac Berhad	439,800	144,321
	Gold IS Berhad	163,600	56,868
	Golden Hope Plantations Berhad	705,588	855,611
*	Golden Plus Holdings Berhad	16,000	1,945
*	Gopeng Berhad	17,000	2,581
	Guiness Anchor Berhad	1,041,700	1,634,972
*	Gula Perak Berhad	1,875,775	88,124
	GuocoLand (Malaysia) Berhad	1,792,500	383,261
	Guthrie Ropel Berhad	35,900	41,525
	Hap Seng Consolidated Berhad	752,300	387,145
	Heitech Padu Berhad	26,000	8,457
*	HIL Industries Berhad	56,810	5,179
*	HLG Capital Berhad	12,000	2,986
	Hock Seng Lee Berhad	135,060	110,046
	Hong Leong Industries Berhad	482,700	487,856
	Hume Industries (Malaysia) Berhad	374,067	308,002
	Hwang-DBS (Malaysia) Berhad	151,500	64,098
	IGB Corp. Berhad	3,827,450	1,486,976
*	IJM Plantations Berhad	37,600	14,720
*	Insas Berhad	1,225,200	105,040
	Integrated Logistics Berhad	331,500	178,827
	Island & Peninsular Berhad	2,093,340	772,673
*	Jaks Resources Berhad	1,077,000	156,240
*	Java, Inc. Berhad	37	6
	Jaya Tiasa Holdings Berhad	283,600	194,814
*	Johan Holdings Berhad	30,000	991
	Johor Land Berhad	69,910	15,481
	JT International Berhad	550,600	606,963
*	K & N Kenanga Holdings Berhad	287,300	51,552
	Keck Seng (Malaysia) Berhad	535,400	463,352
*	Kejora Harta Berhad	969,800	125,628
	KFC Holdings (Malaysia) Berhad	482,500	624,189
	Kian Joo Can Factory Berhad	559,200	454,644

12

	Kim Hin Industry Berhad	52,000	19,947
*	KLCC Property Holdings Berhad	1,928,000	1,115,568
*	KNM Group Berhad	286,000	461,241
	KPJ Healthcare Berhad	62,000	27,003
*	Kretam Holdings Berhad	15,000	1,564
	KrisAssets Holdings Berhad	98,863	69,430
	KSL Holdings Berhad	303,400	123,014
*	Kub Malaysia Berhad	1,561,100	187,585
	Kulim Malaysia Berhad	469,850	409,324
*	Kumpulan Europlus Berhad	1,268,800	112,274
*	Kumpulan Fima Berhad	367,900	63,479
*	Kumpulan Hartanah Selangor Berhad	166,500	8,637
	Kwantas Corp. Berhad	155,800	166,753
	Ladang Perbadanan-Fima Berhad	11,000	8,148
*	Land & General Berhad	1,773,500	88,480
	Landmarks Berhad	1,772,600	552,674
*	Leader Universal Holdings Berhad	1,923,200	210,089
	Leong Hup Holdings Berhad	427,700	211,929
	Lingkaran Trans Kota Holdings Berhad	1,077,500	792,148
	Lingui Development Berhad	712,800	190,634
	Lion Diversified Holdings Berhad	837,000	923,904
	Lion Industries Corp. Berhad	1,560,400	526,547
*	Liqua Health Corp. Berhad	173	11
*	London Biscuits Berhad	95,800	46,196
	MAA Holdings Berhad	417,733	333,250
*	Magnum 4D Berhad	80,000	51,671
	Malayan Cement Berhad	1,942,250	403,823
*	Malaysia Aica Berhad	48,200	9,549
	Malaysia Building Society Berhad	35,000	6,549
	Malaysia Industrial Development Finance Berhad	2,255,000	666,430
	Malaysian Bulk Carriers Berhad	1,097,000	622,011
	Malaysian Mosaics Berhad	397,000	181,577
	Malaysian National Reinsurance Berhad	455,000	481,499
	Malaysian Oxygen Berhad	433,000	1,468,052
	Malaysian Pacific Industries Berhad	67,000	190,326
*	Malaysian Resources Corp. Berhad	3,515,066	694,133
*	Mancon Berhad	12,000	2,875
	Manulife Insurance (M) Berhad	100,800	66,480
	MBM Resources Berhad	102,966	82,267
*	Media Prima Berhad	61,533	29,452
	Melewar Industrial Group Berhad	58,600	17,791
	Metro Kajang Holdings Berhad	58,800	13,625
	Mieco Chipboard Berhad	69,000	19,587
	MK Land Holdings Berhad	1,895,200	337,382
	MTD Infraperdana Berhad	3,284,300	923,504
	Muhibbah Engineering Berhad	395,100	152,408
*	MUI Properties Berhad	75,200	5,809
*	Mulpha International Berhad	4,338,350	1,399,524
*	Multi-Purpose Holdings Berhad	457,000	107,784
	Mycron Steel Berhad	14,650	3,033
	Naim Cendera Berhad	527,300	456,839
	Naluri Berhad	705,600	103,047
*	Nam Fatt Berhad	378,200	39,152
	Narra Industries Berhad	16,000	5,737
	NCB Holdings Berhad	1,147,200	837,766

13

	New Straits Times Press (Malaysia) Berhad	524,400	240,323
	Nikko Electronics Berhad	36,600	7,679
	NV Multi Corp. Berhad	129,500	16,430
*	NWP Holdings Berhad	112,000	15,020
	Nylex (Malaysia) Berhad	332,500	92,542
	Oriental Holdings Berhad	50,200	53,918
	OSK Holdings Berhad	1,625,871	550,558
	OSK Property Holdings Berhad	3,393	1,163
	P.I.E. Industrial Berhad	140,100	92,614
	Pacific & Orient Berhad	42,741	20,954
*	Pacificmas Berhad	40,800	68,405
*	Pan Malaysia Cement Works Berhad	192,000	20,388
*	Pan Malaysian Industries Berhad	818,000	7,962
	Panasonic Manufacturing Malaysia Berhad	94,184	245,348
*	Panglobal Berhad	14,000	7,287
	PBA Holdings Berhad	191,100	68,483
	Pelikan International Corp. Berhad	312,300	227,132
	Petaling Garden Berhad	190,600	82,389
	PK Resources Berhad	14,000	2,042
	Pos Malaysia & Services Holdings Berhad	1,082,400	1,282,380
*	Prime Utilities Berhad	3,000	333
*	Promet Berhad	52,000	0
	Puncak Niaga Holdings Berhad	1,113,600	754,398
	QL Resources Berhad	397,900	292,844
	QSR Brand Berhad	32,000	27,724
	Ramatex Berhad	292,700	183,589
	Ranhill Berhad	1,419,680	525,728
*	Ranhill Utilities Berhad	227,160	82,058
*	Rashid Hussain Berhad	182,000	35,930
*	RB Land Holdings Berhad	462,400	71,519
*	Rekapacific Berhad	55,000	0
	Road Builders (Malaysia) Holdings Berhad	1,757,600	1,071,555
*	Salcon Berhad	572,400	78,939
	Sapura Resources Berhad	43,000	4,220
	Sapura Telecommunications Berhad	64,846	14,685
	Sarawak Enterprise Corp. Berhad	688,900	233,724
	Scomi Group Berhad	2,799,200	920,373
	Shangri-La Hotels (Malaysia) Berhad	114,000	46,206
	SHL Consolidated Berhad	75,000	23,736
*	Sime Engineering Services Berhad	610,600	198,840
	Sime UEP Properties Berhad	133,000	135,527
	Southern Acids (Malaysia) Berhad	41,000	18,846
	Southern Steel Berhad	400,800	109,514
*	SRI Hartemas Berhad	65,000	0
	Subur Tiasa Holdings Berhad	244,500	215,793
*	Sumatec Resources Berhad	345,800	74,424
	Sunrise Berhad	904,820	411,598
	Sunway City Berhad	687,200	341,404
	Sunway Holdings, Inc. Berhad	2,059,000	267,155
	Supermax Corp. Berhad	230,450	218,393
	Suria Capital Holdings Berhad	488,000	65,945
*	Symphony House Berhad	20,571	1,904
	Ta Ann Holdings Berhad	396,400	721,283
	TA Enterprise Berhad	3,331,400	666,736
*	Talam Corp. Berhad	12,850	694

14

*	Tamco Corp. Holdings Berhad	83,000	6,287
	Tan Chong Motor Holdings Berhad	1,993,300	817,940
*	Tanah Emas Corp. Berhad	65,000	9,060
	Tasek Corp. Berhad	87,600	51,712
	TH Group Berhad	70,000	10,823
*	Time Dotcom Berhad	1,413,800	260,203
*	Time Engineering Berhad	1,980,100	373,371
	Top Glove Corp. Berhad	559,200	1,417,303
	Tradewinds (Malaysia) Berhad	290,600	204,346
*	Tradewinds Corp. Berhad	1,783,700	346,140
	Tradewinds Plantation Berhad	432,100	196,355
*	Trengganu Development & Management Berhad	79,700	15,798
	Tronoh Mines Malaysia Berhad	610,500	699,897
	UAC Berhad	25,000	32,337
	Uchi Technologies Berhad	1,138,500	1,060,992
	UDA Holdings Berhad	947,300	555,958
	UEM World Berhad	2,339,600	1,136,330
	Unico-Desa Plantations Berhad	1,171,752	159,824
	Unisem (M) Berhad	1,074,400	444,636
	United Malacca Rubber Estates Berhad	118,900	146,831
	United Malayan Land Berhad	13,000	4,413
	United Plantations Berhad	663,600	1,389,463
*	Utama Banking Group Berhad	122,000	21,792
	VS Industry Berhad	183,200	73,175
	Wah Seong Corp. Berhad	879,100	571,790
	Worldwide Holdings Berhad	166,300	89,418
	WTK Holdings Berhad	376,400	425,068
	Yeo Hiap Seng (Malaysia) Berhad	47,300	26,052
*	Yi-Lai Berhad	66,100	23,317
	Yu Neh Huat Berhad	750,400	260,584
TOTAL COMMON STOCKS			60,986,067

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	4,873
*	Malayan United Industries Berhad A2 08/03/13	176,957	4,386
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	1,840	287
TOTAL PREFERRED STOCKS			9,546

RIGHTS/WARRANTS — (0.0%)
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	1
*	Melewar Industrial Group Berhad Warrants 06/14/10	11,720	646
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	1,964
TOTAL RIGHTS/WARRANTS			2,611
TOTAL — MALAYSIA			60,998,224

MEXICO — (6.0%)
COMMON STOCKS — (6.0%)
	Consorcio Ara S.A. de C.V.	1,015,200	4,206,506
*	Consorcio Hogar S.A. de C.V. Series B	325,000	135,238
	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	3,429,664
*	Corporacion Geo S.A. de C.V. Series B	1,751,700	6,053,658

15

*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	910,372	1,683,823
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	372
	Corporativo Fragua S.A. de C.V. Series B	31	164
*	Desc S.A. de C.V. Series B	196,367	185,149
	Embotelladora Arca S.A. de C.V., Mexico	1,658,900	4,065,716
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	16,345
*	Empresas ICA S.A. de C.V	1,253,108	4,032,306
	Gruma S.A. de C.V. Series B	1,069,600	2,666,692
	Grupo Aeroporturio del Sureste S.A. de C.V.	592,200	2,005,325
	Grupo Cementos de Chihuahua S.A. de C.V.	650,000	2,088,733
	Grupo Continental S.A. de C.V.	902,000	1,467,152
	Grupo Corvi S.A. de C.V. Series L	100,000	28,035
	Grupo Elektra S.A. de C.V.	128,500	1,373,476
*	Grupo Herdez S.A. de C.V.	107,000	74,616
	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	281,010
*	Grupo Industrial Saltillo S.A. de C.V.	176,552	169,657
*	Grupo Iusacell S.A. de C.V.	61,505	216,891
*	Grupo Nutrisa S.A. de C.V.	188	166
	Grupo Posadas S.A. de C.V. Series L	199,000	152,544
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,672
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	76,000	251,926
	Industrias Penoles S.A. de C.V.	285,400	1,937,389
*	Industrias S.A. de C.V. Series B	1,185,148	2,990,297
*	Jugos del Valle S.A. de C.V. Series B	50,900	105,453
*	Movilaccess S.A. de C.V. Series B	13,489	133,189
*	Promotora y Operadora de Infraestructura S.A. de C.V.	67,110	52,360
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,309
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	2,083
*	Savia S.A. de C.V.	610,700	43,071
	TV Azteca S.A. de C.V. Series A	3,832,700	2,365,238
	Vitro S.A. de C.V.	875,900	679,531
TOTAL — MEXICO			42,896,756

PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
	Aboitiz Equity Ventures, Inc.	358,000	39,380
	Alaska Milk Corp.	1,404,000	82,630
*	Bacnotan Consolidated Industries, Inc.	122,234	21,941
*	Belle Corp.	20,937,000	463,505
*	Benpres Holdings Corp.	3,230,000	67,577
*	C & P Homes, Inc.	647,700	20,188
*	Cebu Holdings, Inc.	2,284,000	93,998
*	Digital Telecommunications (Philippines), Inc.	20,973,000	509,055
*	DMCI Holdings, Inc.	500,000	36,615
	EDSA Properties Holdings, Inc.	1,759,970	23,952
*	EEI Corp.	1,929,000	49,118
*	Fil-Estate Land, Inc.	3,170,700	31,499
*	Filinvest Development Corp.	4,664,500	288,424
*	Filinvest Land, Inc.	32,247,562	859,301
	First Philippines Holdings Corp.	1,019,400	909,144
	Ginebra San Miguel, Inc.	1,003,200	446,876
*	Global Equities, Inc.	886,462	1,551

16

*	House of Investments, Inc.	732,000	19,704
	International Container Terminal Services, Inc.	4,593,837	1,199,537
*	Ionics, Inc.	769,825	26,328
*	iVantage Corp.	593,400	13,985
	Jollibee Food Corp.	158,700	107,271
*	Lepanto Consolidated Mining Co. Series B	2,310,000	14,954
*	Mabuhay Holdings Corp.	516,000	1,170
	Macroasia Corp.	2,237,500	87,701
*	Manila Jockey Club, Inc.	130,622	7,160
	Megaworld Properties & Holdings, Inc.	26,212,200	775,378
*	Metro Pacific Corp.	36,543,860	142,158
*	Philex Mining Corp. Series B	1,372,000	102,659
*	Philippine Bank of Communications	14,726	16,701
*	Philippine National Bank	837,293	540,639
*	Philippine National Construction Corp.	173,000	8,339
	Philippine Savings Bank	356,863	267,384
*	Pilipino Telephone Corp.	1,255,000	89,528
*	Prime Orion Philippines, Inc.	2,920,000	10,011
	Republic Glass Holding Corp.	507,500	15,444
*	RFM Corp.	2,378,934	31,208
	Robinson’s Land Corp. Series B	1,782,870	371,951
	Security Bank Corp.	320,842	300,970
	Semirara Mining Corp.	66,300	35,163
	SM Development Corp.	4,971,000	155,075
	Soriano (A.) Corp.	3,430,211	230,764
	Union Bank of the Philippines	47,500	42,469
*	United Paragon Mining Corp.	322,500	1,837
*	Universal Rightfield Property Holdings, Inc.	1,062,000	562
	Universal Robina Corp.	1,168,515	415,784
*	Victorias Milling Co., Inc.	139,680	2,297
*	Vitarich Corp.	176,000	669

TOTAL—PHILIPPINES			8,979,554

POLAND—(2.8%)
COMMON STOCKS—(2.8%)
*	Amica Wronki SA	25,532	172,987
*	Budimex SA	40,350	668,748
*	Cersanit SA	222,170	1,324,260
*	Computerland SA	22,275	811,737
	Debica SA	30,666	587,327
*	Echo Investment SA	26,204	2,068,868
*	Elektrobudowa SA	7,366	123,486
	Fabryki Mebli Forte SA	55,216	245,973
*	Farmacol SA	61,368	833,174
*	Getin Holdings SA	153,266	429,574
	Grupa Kety SA	27,309	1,119,525
*	Huta Ferrum SA	309	1,270
	Impexmetal SA	31,024	1,302,797
*	Kroscienskie Huty Szkla Krosno SA	20,000	44,344
	Lentex SA	13,464	164,741
*	LPP SA	1,945	335,182
*	MNI SA	40,676	160,416
*	Mostostal Export SA	166,858	122,168
*	Mostostal Siedlce SA	41,338	1,229,574

17

*	Mostostal Warszawa SA	37,200	205,410
*	Mostostal Zabrze Holding SA	18,293	14,228
	Netia Holdings SA	226,301	335,186
*	Ocean Company SA	8,530	333
*	Optimus SA	7,500	18,073
	Orbis SA	94,824	1,331,942
	Polska Grupa Farmaceutyczna SA	35,389	685,257
*	Polski Koncern Miesny Duda SA	89,402	360,402
	Prokom Software SA	43,406	1,778,205
*	Prosper SA	12,770	68,213
*	Provimi-Rolimpex SA	36,330	218,584
*	Raciborska Fabryka Kotlow SA	51,203	427,710
*	Softbank SA	71,863	890,355
*	Stalexport SA	203,776	158,667
*	Ster-Projekt SA	122,099	318,269
*	Vistula SA	6,256	95,477
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	10,026	826,016
	Zaklady Tluszcowe Kruszwica SA	35,269	586,398
TOTAL COMMON STOCKS			20,064,876

RIGHTS/WARRANTS—(0.0%)
*	Getin Holdings SA Rights 06/09/06	153,266	0

TOTAL—POLAND			20,064,876

SOUTH AFRICA—(12.2%)
COMMON STOCKS—(12.2%)
	Adcorp Holdings, Ltd.	59,285	223,564
	Advtech, Ltd.	618,581	225,186
	Aeci, Ltd.	331,190	2,873,352
	Afgri, Ltd.	753,671	689,544
	African Oxygen, Ltd.	206,192	980,962
*	African Rainbow Minerals, Ltd.	458,487	3,329,829
	AG Industries, Ltd.	298,737	156,231
	Alexander Forbes, Ltd.	862,527	1,798,514
	Allied Electronics Corp., Ltd.	184,853	800,217
	Allied Technologies, Ltd.	189,063	1,611,807
	Amalgamated Appliance Holdings, Ltd.	349,708	298,986
	Argent Industrial, Ltd.	119,017	233,558
	Aspen Pharmacare Holdings, Ltd.	316,873	1,761,784
*	AST Group, Ltd.	873,528	71,527
	Astral Foods, Ltd.	78,982	1,032,549
	Aveng, Ltd.	908,063	2,974,811
	AVI, Ltd.	547,359	1,256,838
*	Bell Equipment, Ltd.	154,471	268,448
	Brandcorp Holdings, Ltd.	101,257	145,586
	Business Connexion Group	229,687	283,058
	Bytes Technology Group, Ltd.	267,344	485,280
	Capitec Bank Holdings, Ltd.	118,259	547,459
	Cashbuild, Ltd.	37,276	245,921
	Caxton & CTP Publishers & Printers, Ltd.	769,907	1,654,846
	Ceramic Industries, Ltd.	31,493	619,833
	City Lodge Hotels, Ltd.	86,217	666,011
*	Corpgro, Ltd.	241,136	0

18

	Cullinan Holdings, Ltd.	10,000	653
	Datacentrix Holdings, Ltd.	162,198	73,462
*	Datatec, Ltd.	364,226	1,622,898
	Delta Electrical Industries, Ltd.	83,032	228,230
*	Dimension Data Holdings PLC	2,381,019	1,875,765
	Distell Group, Ltd.	317,735	1,676,862
	Distribution & Warehousing Network, Ltd.	246,389	329,152
	Dorbyl, Ltd.	38,250	74,240
*	Durban Roodeport Deep, Ltd.	511,456	791,385
	Ellerine Holdings, Ltd.	255,500	3,113,583
	Enviroserv Holdings, Ltd.	149,193	137,059
	Famous Brands, Ltd.	117,409	208,819
	Foschini, Ltd.	84,284	676,762
*	Frontrange, Ltd. Escrow Shares	218,351	0
	Gold Reef Casino Resorts, Ltd.	301,526	659,426
	Grindrod, Ltd.	758,150	1,346,452
	Group Five, Ltd.	114,316	483,662
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	2,316,381
	Hudaco Industries, Ltd.	47,774	312,574
	Iliad Africa, Ltd.	243,344	434,159
	Illovo Sugar, Ltd.	689,480	2,050,826
	Investec, Ltd.	61,734	3,153,643
*	JCI, Ltd.	1,622,051	38,527
	Johnic Communications, Ltd.	226,031	1,945,675
*	M Cubed Holdings, Ltd.	385,000	21,141
	Medi-Clinic Corp., Ltd.	643,156	1,863,027
*	Merafe Resources, Ltd.	2,950,585	288,473
	Metair Investment, Ltd.	9,938	338,934
*	Metorex, Ltd.	474,368	722,821
	Metropolitan Holdings, Ltd.	1,380,866	2,578,322
	Mr. Price Group, Ltd.	405,991	1,237,493
	Murray & Roberts Holdings, Ltd.	644,907	2,348,576
	Mustek, Ltd.	20,612	33,679
	Mvelaphanda Group, Ltd.	631,708	793,450
	Nampak, Ltd.	189,696	488,747
	New Clicks Holdings, Ltd.	658,171	918,773
*	New Corpcapital, Ltd.	241,136	7,863
	Northam Platinum, Ltd.	397,201	2,165,838
	Nu-World Holdings, Ltd.	32,685	169,919
	Oceana Group, Ltd.	167,923	386,602
	Omnia Holdings, Ltd.	71,926	475,463
*	Palabora Mining Co., Ltd.	20,554	124,957
	Peregrine Holdings, Ltd.	335,422	448,335
	Primedia, Ltd. N Shares	345,346	871,499
	PSG Group, Ltd.	187,525	534,466
	Rainbow Chicken, Ltd.	492,749	744,809
*	Randgold & Exploration Co., Ltd.	60,670	80,158
	Redefine Income Fund, Ltd.	34,692	29,862
	Reunert, Ltd.	278,728	2,689,667
	Santam, Ltd.	202,102	2,211,492
	Shoprite Holdings, Ltd.	473,300	1,752,176
	Spur Corp., Ltd.	129,738	161,875
	Sun International, Ltd.	167,578	2,122,420
	Super Group, Ltd.	723,485	1,170,699
	Tiger Wheels, Ltd.	97,401	319,677

19

	Tongaat-Hulett Group, Ltd.	230,678	3,153,284
	Tourism Investment Corp., Ltd.	1,286,533	315,236
	Trans Hex Group, Ltd.	133,914	210,018
	Trencor, Ltd.	305,298	1,176,496
	Truworths International, Ltd.	449,776	1,665,124
	UCS Group, Ltd.	543,594	169,691
	Unitrans, Ltd.	65,023	405,481
	Value Group, Ltd.	321,111	152,814
*	Western Areas, Ltd.	290,476	1,803,969
	Wilson Bayly Holme-Ovcon, Ltd.	98,272	771,017

TOTAL—SOUTH AFRICA			86,710,239

SOUTH KOREA—(12.4%)
COMMON STOCKS—(12.4%)
	Aekyung Petrochemical Co., Ltd.	5,270	84,008
*	Anam Electronics Co., Ltd.	13,250	40,020
	Asia Cement Manufacturing Co., Ltd.	3,303	137,294
*	Asia Paper Manufacturing Co., Ltd.	4,350	37,753
	AUK Corp.	8,160	21,446
*	Baek Kwang Mineral Products Co., Ltd.	1,860	30,278
	Baiksan Co., Ltd.	21,190	34,323
	Bing Grae Co., Ltd.	6,500	307,392
*	Bohae Brewery Co., Ltd.	1,160	30,693
*	Bong Shin Co., Ltd.	16,060	42,141
	Boo Kook Securities Co., Ltd.	7,410	109,459
*	Boryung Pharmaceutical Co., Ltd.	2,210	77,772
*	Brain Technology Industries Co., Ltd.	23,400	16,199
	Bu Kwang Pharmaceutical Co., Ltd.	15,010	247,605
	BYC Co., Ltd.	710	93,801
*	Byuck San Corp.	5,300	75,639
	Byuck San Engineering and Construction Co., Ltd.	19,940	153,203
*	Cambridge Members Co., Ltd.	2,280	40,286
	Capro Corp.	27,380	62,705
	Cheil Communications, Inc.	3,257	664,328
	Cheil Industrial, Inc.	23,160	813,591
*	Cho Kwang Leather Co., Ltd.	6,180	32,781
*	Cho Kwang Paint Co., Ltd.	12,070	36,431
	Choil Aluminum Manufacturing Co., Ltd.	4,210	34,840
	Chon Bang Co., Ltd.	130	4,333
	Chong Kun Dang Pharmaceutical Corp.	9,424	323,559
	Choongwae Pharmaceutical Corp.	4,053	171,126
	Chosun Refractories Co., Ltd.	2,210	115,768
	Chungho Comnet Co., Ltd.	720	10,468
*	Chunil Express Co., Ltd.	540	17,769
*	CJ CGV Co., Ltd.	11,000	266,674
*	CKD Bio Corp.	5,230	27,354
*	CKF Co., Ltd.	1,380	19,261
*	Comtec Systems Co., Ltd.	25,030	26,042
*	Cosmochemical Co., Ltd.	6,430	24,914
*	Crown Confectionery Co., Ltd.	990	123,241
	D.I Corp.	17,210	33,679
	Dacom Corp.	37,530	666,477
	Dae Chang Industrial Co.	6,390	39,548
*	Dae Dong Co., Ltd.	5,980	18,389

20

	Dae Dong Industrial Co., Ltd.	2,680	30,501
*	Dae Ho Corp.	543	75
*	Dae Hyun Co., Ltd.	24,700	29,026
*	Dae Sang Corp.	18,008	279,347
	Dae Won Kang Up Co., Ltd.	4,540	89,519
*	Dae Young Packaging Co., Ltd.	184,070	32,050
*	Dae Yu Co., Ltd.	8,780	16,806
	Daeduck Electronics Co., Ltd.	39,057	334,433
	Daeduck Industries Co., Ltd.	17,056	162,224
	Daegu Bank Co., Ltd.	55,280	905,828
	Daehan City Gas Co., Ltd.	6,001	146,401
	Daehan Fire & Marine Insurance Co, Ltd.	31,300	61,628
	Daehan Flour Mills Co., Ltd.	1,230	170,794
*	Daehan Pulp Co., Ltd.	19,430	86,023
	Daehan Synthetic Fiber Co., Ltd.	1,120	97,658
	Daekyo Co., Ltd.	5,540	434,937
*	Daekyung Machinery & Engineering Co., Ltd.	3,750	44,755
	Daelim Trading Co., Ltd.	15,540	79,360
*	Daerim Corp.	3,250	96,782
*	Daesang Farmsco	13,210	29,606
*	Daesang Holdings Co., Ltd.	7,072	36,687
	Daesung Industrial Co., Ltd.	3,400	231,256
*	Daewon Pharmaceutical Co., Ltd.	4,560	35,491
*	Daewoo Electronic Components Co., Ltd.	660	34,965
	Daewoo Motor Sales Corp.	20,150	464,024
	Daewoo Precision Industries Co., Ltd.	5,990	135,023
	Daewoo Securities Co., Ltd.	25,000	385,518
	Daewoong Co., Ltd.	4,686	85,200
*	Daewoong Pharmaceutical Co., Ltd.	4,780	205,285
	Dahaam E-Tec Co., Ltd.	2,200	60,226
	Daishin Securities Co., Ltd.	39,450	740,688
	Daiyang Metal Co., Ltd.	22,400	28,791
*	Daou Technology, Inc.	27,130	176,365
	DC Chemical Co., Ltd.	12,646	472,165
*	Digital Power Communications Co., Ltd.	20,610	23,606
	Dong Ah Tire Industrial Co., Ltd.	18,545	113,142
	Dong Bu Insurance Co., Ltd.	52,320	1,323,779
	Dong IL Rubber Belt Co., Ltd.	11,450	33,094
	Dong Wha Pharmaceutical Industries Co.	4,030	115,875
*	Dong Won Co., Ltd.	2,560	25,945
	Dong Yang Department Store Co., Ltd.	2,610	45,836
	Dong-A Pharmaceutical Co., Ltd.	5,603	341,370
*	Dongbang Agro Co., Ltd.	10,870	41,784
*	Dongbang Transport Logistics Co., Ltd.	3,230	55,038
	Dongbu Corp.	15,310	309,739
	Dongbu Hannong Chemical Co., Ltd.	6,800	158,115
	Dongbu Securities Co., Ltd.	9,619	97,317
	Dongbu Steel Co., Ltd.	20,630	170,310
*	DongbuElectronics Co., Ltd.	185,815	389,648
	Dong-Il Corp.	1,710	108,033
*	Dongil Paper Manufacturing Co., Ltd.	3,770	37,061
	Dongkuk Steel Mill Co., Ltd.	59,287	1,039,642
*	Dongshin Pharmaceutical Co., Ltd.	2,000	49,983
	Dongsu Industrial Co., Ltd.	5,678	135,545
	Dongsung Chemical Co., Ltd.	5,720	47,555

21

*	Dongsung Pharmaceutical Co., Ltd.	4,190	32,519
	Dongwon F&B Co., Ltd.	2,090	131,977
	Dongwon Industries Co., Ltd.	1,970	58,418
	Dongwon Systems Corp.	58,167	126,719
	Dongyang Engineering & Construction Corp.	1,040	47,432
	Dongyang Mechatronics Corp.	13,900	52,628
*	Doosan Corp.	10,640	331,955
*	Doosan Industrial Development Co., Ltd.	61,780	607,198
	DPI Co., Ltd.	15,630	136,836
*	Ducsung Co., Ltd.	12,680	59,338
	E1 Corp.	5,410	227,494
*	Eagon Industrial Co., Ltd.	3,120	51,627
*	Enex Co., Ltd.	3,440	25,339
	F&F Co., Ltd.	13,760	66,031
*	Feelux Co., Ltd.	15,880	30,190
*	First Fire & Marine Insurance Co., Ltd.	14,930	61,539
*	Firstech Co., Ltd.	76,640	109,811
	FNC Kolon Corp.	8,174	127,810
	Fursys, Inc.	6,140	198,697
	Gaon Cable Co., Ltd.	3,220	59,416
	GIIR, Inc.	5,430	86,957
	Global & Yuasa Battery Co., Ltd.	12,280	76,508
	Green Cross Corp.	1,825	109,565
*	Green Fire Marine Insurance Co., Ltd.	4,250	31,055
*	GS Instruments Co., Ltd.	6	44
	Gwangju Shinsegae Co., Ltd.	930	135,124
*	H.S. Industries Co., Ltd.	3,510	30,560
	Hae In Co., Ltd.	10,894	41,553
	Halla Climate Control Corp.	84,000	821,138
	Halla Engineering & Construction Corp.	6,730	180,105
*	Han All Pharmaceutical Co., Ltd.	29,000	42,588
	Han Kuk Carbon Co., Ltd.	15,643	86,646
	Han Wha Corp.	33,490	893,593
	Han Yang Securities Co., Ltd.	9,230	80,215
	Hana Securities Co., Ltd.	14,620	206,520
	Handok Pharmaceuticals Co., Ltd.	7,400	105,647
	Handsome Corp.	17,690	316,036
	Hanil Cement Manufacturing Co., Ltd.	5,458	388,399
*	Hanil Construction Co., Ltd.	6,460	95,258
	Hanil E-Wha Co., Ltd.	25,620	53,523
	Hanil Iron & Steel Co., Ltd.	1,680	32,568
*	Hanil Pharmaceutical Ind. Co., Ltd.	3,640	51,859
	Hanjin Heavy Industry Co., Ltd.	26,200	703,057
	Hanjin Shipping Co., Ltd.	42,270	1,022,683
	Hanjin Transportation Co., Ltd.	8,661	251,830
	Hankook Cosmetics Co., Ltd.	11,830	30,735
*	Hankook Shell Oil Co., Ltd.	480	30,593
*	Hankook Synthetics, Inc.	550	3,003
	Hankuk Electric Glass Co., Ltd.	5,240	141,935
	Hankuk Glass Industries, Inc.	7,800	266,052
	Hankuk Paper Manufacturing Co., Ltd.	3,620	122,554
*	Hanmi Capital Co., Ltd.	9,430	81,602
	Hanmi Pharm Co., Ltd.	5,099	638,145
	Hansae Co., Ltd.	2,208	41,614
	Hansol Chemical Co., Ltd.	8,030	67,941

22

	Hansol CSN Co., Ltd.	42,950	151,906
	Hansol LCD, Inc.	3,697	157,058
	Hansol Paper Co., Ltd.	32,660	369,414
	Hanssem Co., Ltd.	11,580	97,338
*	Hansung Enterprise Co., Ltd.	5,340	28,960
	Hanwha Chemical Corp.	93,200	974,082
	Hanwha Securities Co., Ltd.	25,590	221,325
*	Heung-A Shipping Co., Ltd.	16,400	30,241
*	Hi-Tron Systems, Inc.	4,780	21,515
	Honam Petrochemical Corp.	3,080	159,252
	Hotel Shilla, Ltd.	29,158	473,754
	HS R&A Co., Ltd.	6,360	89,473
	Huchems Fine Chemical Corp.	14,296	116,912
*	Huneed Technologies Co., Ltd.	40,070	37,092
	Husteel Co., Ltd.	4,990	62,498
	Hwa Sung Industrial Co.	10,130	136,328
*	Hwacheon Machinery Works Co., Ltd.	2,200	35,866
	Hwashin Co., Ltd.	22,220	63,112
*	Hyosung Motors & Machinery, Inc.	44,350	40,997
*	Hyosung T & C Co., Ltd.	26,558	454,965
*	Hyundae Metal Co., Ltd.	48,160	25,749
*	Hyundai Auton Co., Ltd.	74,470	894,954
	Hyundai Cement Co., Ltd.	5,310	175,921
*	Hyundai Corp.	11,361	265,501
	Hyundai Department Store Co., Ltd.	10,670	913,173
	Hyundai Department Store H & S Co., Ltd.	2,970	206,851
	Hyundai Elevator Co., Ltd.	3,894	336,716
	Hyundai Hysco	70,930	865,000
	Hyundai Marine & Fire Insurance Co., Ltd.	59,160	854,734
	Hyundai Merchant Marine Co., Ltd.	64,840	1,317,309
	Hyundai Mipo Dockyard Co., Ltd.	9,458	872,179
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	34,690
	Hyundai Securities Co., Ltd.	94,129	1,159,635
	Il Dong Pharmaceutical Co., Ltd.	2,030	80,094
*	Il Sung Construction Co., Ltd.	4,300	34,829
*	Il Yang Pharmaceutical Co., Ltd.	2,920	97,648
	Iljin Diamond Co., Ltd.	2,272	42,827
*	Iljin Display Co., Ltd.	2,568	34,737
	Iljin Electric, Ltd.	24,270	76,527
	Ilshin Spinning Co., Ltd.	1,730	71,765
	Ilsung Pharmaceutical Co., Ltd.	1,350	84,634
*	InziControls Co., Ltd.	9,770	93,884
	ISU Chemical Co., Ltd.	4,420	37,384
	Isupetasys Co., Ltd.	17,870	34,382
	Jahwa Electronics Co., Ltd.	10,480	77,752
*	Jeil Mutual Savings Bank	4,150	30,466
	Jeil Pharmaceutical Co.	5,600	32,765
	Jeonbuk Bank, Ltd.	21,330	186,595
*	Jindo Corp.	11,923	49,977
*	Jindo F& Co., Ltd.	2,877	16,032
*	Jinheung Mutual Savings Bank Co., Ltd.	8,790	49,081
	Joongang Construction Co., Ltd.	4,040	71,554
	K.C. Tech Co., Ltd.	13,540	53,959
	KCC Corp.	990	225,696
	Keang Nam Enterprises Co., Ltd.	9,940	110,533

23

	KEC Corp.	72,920	126,151
*	Kedcom Co., Ltd.	90,960	42,454
	Keyang Electric Machinery Co., Ltd.	24,430	44,814
	KG Chemical Corp.	8,410	56,864
	KISWIRE, Ltd.	7,228	183,746
	Kodenshi Korea Corp.	12,830	28,334
*	KOJE Co., Ltd.	1,220	8,954
	Kolon Chemical Co., Ltd.	8,470	114,269
*	Kolon Engineering & Construction Co., Ltd.	12,420	193,697
*	Kolon Industries, Inc.	13,110	151,041
*	Korea Automotive Systems Co., Ltd.	3,590	74,382
	Korea Cast Iron Pipe Co., Ltd.	16,740	63,038
	Korea Circuit Co.	12,380	63,784
*	Korea Cottrell Co., Ltd.	1,070	49,198
*	Korea Data Systems Co., Ltd.	18,168	24,115
	Korea Development Co., Ltd.	7,070	192,378
	Korea Development Leasing Corp.	3,030	158,503
	Korea Electric Terminal Co., Ltd.	6,380	97,628
*	Korea Export Packing Industries Co., Ltd.	3,990	33,077
*	Korea Fine Chemical Co., Ltd.	4,958	69,504
	Korea Flange Co., Ltd.	4,460	55,790
	Korea Gas Corp.	18,240	619,299
	Korea Investment Holdings Co., Ltd.	25,778	860,557
	Korea Iron & Steel Co., Ltd.	8,670	336,919
*	Korea Kolmar Co., Ltd.	7,370	31,692
	Korea Komho Petrochemical Co., Ltd.	16,940	503,063
	Korea Line Corp.	7,930	219,941
	Korea Mutual Savings Bank	4,120	72,833
	Korea Petrochemical Industry Co., Ltd.	6,200	164,104
	Korea Polyol Co., Ltd.	4,240	175,218
	Korea Reinsurance Co., Ltd.	80,284	1,011,104
*	Korea Schnell Pharma Co., Ltd.	22,630	42,986
	Korea Zinc Co., Ltd.	14,140	1,256,688
	Korean Air Co., Ltd.	42,960	1,550,042
	Korean Air Terminal Service Co., Ltd.	3,350	86,072
*	Korean French Banking Corp.	37,070	54,498
*	KP Chemical Corp.	64,291	310,878
*	KP&L Co., Ltd.	24,590	28,662
*	KTB Network, Ltd.	33,680	172,546
	Kukdo Chemical Co., Ltd.	3,340	57,259
*	Kukdong Oil & Chemicals Co., Ltd.	3,623	32,950
	Kukje Pharm Industrial Co., Ltd.	2,590	38,081
	Kumbi Corp.	670	31,903
	Kumho Electronics Co., Ltd.	3,091	140,926
	Kumho Industrial Co., Ltd.	28,720	660,977
	Kumho Investment Bank	3,150	24,860
*	Kumkang Industrial Co., Ltd.	4,040	31,750
	Kunsul Chemical Industrial Co., Ltd.	4,890	66,662
	Kwang Dong Pharmaceutical Co., Ltd.	27,260	94,080
*	Kwang Myung Electric Engineering Co., Ltd.	36,360	30,112
	Kyeryong Construction Industrial Co., Ltd.	5,760	223,290
	Kyobo Securities Co., Ltd.	23,090	211,003
	Kyong Dong Boiler Co., Ltd.	1,740	35,414
*	Kyungbang Co., Ltd.	1,100	162,666
*	Kyungdong City Gas Co., Ltd.	1,060	35,777

24

*	Kyung-in Synthetic Corp.	2,110	25,298
*	Kyungnam Energy Co., Ltd.	28,770	83,387
*	Leeku Industrial Co., Ltd.	2,380	32,645
	LG Household & Healthcare Co., Ltd.	10,550	781,575
	LG International Corp.	30,878	744,717
*	LG Life Sciences, Ltd.	12,045	622,628
	LG Petrochemical Co., Ltd.	40,780	828,543
	LIG Non-Life Insurance Co., Ltd.	36,560	616,285
	Lotte Chilsung Beverage Co., Ltd.	1,112	1,396,731
	Lotte Confectionary Co., Ltd.	1,240	1,504,993
*	Lotte Midopa Co., Ltd.	41,650	680,618
	Lotte Sam Kang Co., Ltd.	900	180,316
	LS Cable, Ltd.	25,270	858,805
	LS Industrial Systems Co., Ltd.	21,950	736,674
*	Manho Rope & Wire Co., Ltd.	790	32,614
	Meritz Fire Marine Insurance	27,500	166,112
	Meritz Securities Co., Ltd.	23,520	147,223
*	Mi Chang Oil Industrial Co., Ltd.	1,790	30,638
	Miwon Commercial Co., Ltd.	1,280	38,594
*	MonAmi Co., Ltd.	3,240	36,475
	Motonic Corp.	1,460	56,500
	Namhae Chemical Corp.	35,894	92,343
*	Namkwang Engineering & Construction Co., Ltd.	6,290	35,047
*	Namsun Aluminum Co., Ltd.	7,140	22,824
	Namyang Dairy Products Co., Ltd.	460	346,125
*	Nasan Co., Ltd.	3,910	62,544
*	National Plastic Co., Ltd.	3,250	30,845
*	NCsoft Corp.	16,140	947,152
*	Nexen Corp.	1,510	30,363
	NH Investment & Securities Co., Ltd.	13,629	174,447
	Nong Shim Co., Ltd.	3,620	1,067,854
	Nong Shim Holdings Co., Ltd.	2,890	272,093
*	Orientbio, Inc.	21,830	40,113
	ORION Corp.	4,310	1,221,800
	Ottogi Corp.	1,700	207,391
*	Pacific Pharmaceutical Co., Ltd.	1,100	37,167
*	Pang Rim Co., Ltd.	2,340	40,517
*	Pantech & Curitel Communications, Inc.	82,240	101,646
*	Pantech Co., Ltd.	58,480	264,360
	PaperCorea, Inc.	7,190	25,992
	Pohang Coated Steel Co., Ltd.	4,580	76,986
	Poong Lim Industrial Co., Ltd.	13,180	131,098
	Poong San Corp.	25,850	528,877
*	Prime Entertainment Co., Ltd.	26,770	73,639
	Pulmuone Co., Ltd.	2,680	81,251
	Pum Yang Construction Co., Ltd.	5,710	67,381
	Pusan Bank	67,900	871,360
	Pusan City Gas Co., Ltd.	8,420	176,218
*	Pyung Hwa Holdings Co., Ltd.	8,013	0
	Pyung Hwa Industrial Co., Ltd.	3,949	20,075
*	RNL BIO Co., Ltd.	8,542	62,970
*	Rocket Electric Co., Ltd.	5,090	23,860
	S&T Corp.	4,890	124,005
	S&T Dynamics Co., Ltd.	17,772	135,230
	S1 Corp.	10,110	404,415

25

*	Saehan Industries, Inc.	33,990	115,123
*	Saehan Media Corp.	28,250	55,683
*	Sajo Industries Co., Ltd.	4,820	27,997
*	Sam Jin Pharmaceutical Co., Ltd.	1,960	109,304
*	Sam Kwang Glass Industrial Co., Ltd.	4,820	67,745
*	Sam Whan Camus Co., Ltd.	5,270	32,914
	Sam Yung Trading Co., Ltd.	13,450	31,180
	Sambu Construction Co., Ltd.	5,410	138,033
	Samchully Co., Ltd.	2,940	369,551
*	Samho F&G, In	17,280.	41,849
*	Samho International Co., Ltd.	5,411	81,202
	Samhwa Crown and Closure Co., Ltd.	2,400	34,601
	Samhwa Paints Industrial Co., Ltd.	19,400	61,836
*	Samil Pharmaceutical Co., Ltd.	2,680	48,768
	Samsung Climate Control Co., Ltd.	6,810	46,907
	Samsung Engineering Co., Ltd.	34,570	1,632,278
	Samsung Fine Chemicals Co., Ltd.	18,000	472,506
	Samsung Techwin Co., Ltd.	33,650	1,057,574
	Samwhan Corp.	8,130	181,002
	Samyang Corp.	6,290	372,354
*	Samyang Foods Co., Ltd.	2,790	61,184
	Samyang Genex Co., Ltd.	1,910	189,478
	Samyang Tongsang Co., Ltd.	1,760	36,051
*	Samyoung Chemical Co., Ltd.	2,420	20,480
	Samyoung Electronics Co., Ltd.	14,090	126,620
	Seah Holdings Corp.	3,150	249,164
	Seah Steel Corp.	3,350	87,101
	Sebang Co., Ltd.	15,655	110,523
	Sejong Industrial Co., Ltd.	12,870	60,597
	Sempio Foods Co.	2,060	28,129
	Seondo Electric Co., Ltd.	13,050	28,852
	Seoul City Gas Co., Ltd.	3,130	211,457
	Seoul Securities Co., Ltd.	164,780	242,270
*	Serim Paper Manufacturing Co., Ltd.	12,410	131,102
*	Seshin Co., Ltd.	36,660	47,057
*	Sewoncellontech Co., Ltd.	18,470	50,754
*	Sewoo Global Co., Ltd.	20,620	48,107
*	SGWICUS Corp.	16,060	60,829
*	SH Chemical Co., Ltd.	4,500	11,852
*	Shin Dng-Ah Fire & Marine Insurance Co	7,310.	52,843
	Shin Heung Securities Co., Ltd.	7,001	59,045
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	32,150
*	Shin Won Corp.	2,280	72,225
	Shin Young Securities Co., Ltd.	6,710	199,024
*	Shindongbang Corp.	1,696	14,423
*	Shinhan Engineering & Construction Co, Ltd	8,180.	34,009
*	Shin-Ho Paper Manufacturing Co., Ltd.	17,160	108,389
*	Shinil Engineering Co., Ltd.	4,010	29,489
	Shinmoorim Paper Manufacturing Co., Ltd.	14,668	139,242
	Shinpoong Pharmaceutical Co., Ltd.	3,280	73,934
	Shinsegae Engineering & Construction Co, Ltd	2,040.	89,944
*	Shinsung Engineering & Construction Co, Ltd	7,400.	39,974
	Shinsung Engineering Co., Ltd.	18,460	64,850
*	Shinsung Tongsang Co., Ltd.	8,700	32,346
	Sindo Ricoh Co., Ltd.	7,510	347,066

26

*	SJM Co., Ltd.	13,280	56,558
	SK Chemicals Co., Ltd.	12,460	437,784
	SK Gas Co., Ltd.	5,660	223,777
*	SK Incheon Oil Co., Ltd.	373	22
	SKC Co., Ltd.	26,370	574,536
	SL Corp.	10,830	75,030
*	Solomon Mutual Savings Bank	6,799	138,807
	Songwon Industrial Co., Ltd.	12,420	44,297
*	Soosan Heavy Industries Co., Ltd.	40,700	30,633
*	Ssangyong Cement Industry Co., Ltd.	32,151	435,540
*	Ssangyong Corp.	5,160	67,750
*	Ssangyng Fire & Marine Insurance Co	7,780	49,340
*	Ssangyong Motor Co.	96,020	533,162
*	Starco Co., Ltd.	30,470	46,524
	STX Corp.	15,194	183,547
	STX Engine Co., Ltd.	15,692	274,942
	STX Shipbuilding Co., Ltd.	37,728	441,403
*	Sudo Pharmaceutical Industry Co., Ltd.	28,150	70,745
	Suheung Capsule Co., Ltd.	5,820	41,727
*	Sung Bo Chemicals Co., Ltd.	1,140	39,578
	Sung Chang Enterprise Co., Ltd.	4,160	56,380
	Sung Shin Cement Co., Ltd.	15,900	276,067
*	Sungjee Construction Co., Ltd.	4,690	74,307
*	Sungwon Corp.	16,390	80,831
	Sunjin Co., Ltd.	1,930	79,168
	Sunkyong Securities Co., Ltd.	202,890	242,777
	Tae Kwang Industrial Co., Ltd.	880	551,482
	Tae Kyung Industrial Co., Ltd.	18,100	49,225
	Tae Young Corp.	4,554	336,587
*	Taechang Co., Ltd.	22,850	15,857
	Taegu Department Store Co., Ltd.	8,590	146,324
	Tai Han Electric Wire Co., Ltd.	26,771	545,978
	Tai Lim Packaging Industries Co., Ltd.	6,200	40,245
*	Telcoware Co., Ltd.	6,000	88,179
*	The Will-Bes & Co, Ltd	11,120	30,772
*	Tong Yang Investment Bank	49,860	663,416
*	Tong Yang Major Corp.	30,560	202,239
	Tong Yang Moolsan Co., Ltd.	5,500	32,789
*	Trigem Computer, Inc.	528	26,018
*	TRYBRANDS, Inc.	13,080	78,331
	TS Corp.	2,380	75,333
*	Uni Chem Co., Ltd.	12,290	21,687
*	Unid Co., Ltd.	6,000	122,440
	Union Steel Manufacturing Co., Ltd.	8,712	214,540
*	VGX International, Inc.	2,520	124,356
*	Whanin Pharmaceutical Co., Ltd.	4,010	55,531
	Wiscom Co., Ltd.	7,880	33,538
	Woongjin Coway Co., Ltd.	32,700	789,419
	Woongjin.Com Co., Ltd.	18,540	354,403
	Woori Investment & Securities Co, Ltd	42,250	888,208
	YESCO Co., Ltd.	4,290	113,667
	Yoosung Enterprise Co., Ltd.	20,000	72,842
	Youlchon Chemical Co., Ltd.	17,610	183,100
*	Young Poong Mining & Construction Corp	1,580	92
*	Young Poong Paper Manufacturing Co., Ltd.	2,170	34,808

27

	Youngbo Chemical Co., Ltd.	12,640	28,644
	Youngone Corp.	38,650	163,323
	Youngpoong Corp.	1,340	292,865
	Yuhan Corp.	5,559	848,409
	Yuhwa Securities Co., Ltd.	8,110	118,366
*	Yungjin Pharm Co., Ltd.	40,000	129,471
*	Yuyang Telecom Co., Ltd.	2,940	38,248
	TOTAL COMMON STOCKS		87,903,067

	RIGHTS/WARRANTS—(0.0%)
*	Han All Pharmaceutical Co., Ltd. Rights 06/27/06	5,948	1,289
*	Hyundai Merchant Marine Co., Ltd. Rights 06/14/06	15,097	83,015
*	Korea Data Systems Co., Ltd. Rights 06/30/06	14,077	5,508
*	NH Investment Securities Rights 06/30/06	12,554	30,533
	TOTAL RIGHTS/WARRANTS		120,345

TOTAL—SOUTH KOREA			88,023,412

TAIWAN—(13.8%)
COMMON STOCKS—(13.8%)

*	A.G.V. Products Corp.	374,000	78,747
	Ability Enterprise Co., Ltd.	375,788	314,730
	Abit Computer Co., Ltd.	131,260	2,704
*	Abocom Systems, Inc.	95,000	27,379
*	Acbel Polytech, Inc.	478,000	222,871
*	Accton Technology Corp.	625,000	389,088
	Advantech Co., Ltd.	188,821	509,665
	Altek Corp.	157,561	331,446
	Ampoc Far East Co., Ltd.	145,000	79,354
	Amtran Technology Co., Ltd.	376,955	337,430
*	Apex Biotechnology Corp.	112,000	111,143
	Arima Communication Corp.	67,000	97,792
	Arima Computer Corp.	1,231,000	344,443
	Arima Optoelectronics Corp.	125,000	170,915
	Asia Chemical Corp.	423,000	136,428
	Asia Polymer Corp.	352,936	143,211
	Asia Vital Components Co., Ltd.	229,980	126,225
*	Asustek Computer, Inc.	23,272	54,688
	Aten International Co., Ltd.	68,000	192,364
*	Audix Co., Ltd.	102,679	145,269
*	Aurora Corp.	195,250	114,718
*	Avermedia Technologies, Inc.	134,718	190,446
	Avision, Inc.	209,291	182,829
*	Bank of Kaohsiung Co., Ltd.	590,966	269,351
*	Basso Industry Corp., Ltd.	162,052	252,750
	Behavior Tech Computer Corp.	89,938	50,527
*	Bes Engineering Corp.	2,135,572	305,622
*	Biostar Microtech International Corp.	142,000	74,707
	C Sun Manufacturing, Ltd.	99,000	61,016
	Carnival Industrial Corp.	656,000	119,370
	Cathay Chemical Works, Inc.	116,000	35,917
*	Cathay Real Estate Development Co., Ltd.	1,829,753	1,293,552
*	Central Insurance Co., Ltd.	63,600	32,733
*	Central Reinsurance Co., Ltd.	349,667	131,228

28

*	Chain Qui Development Co., Ltd.		110,000	52,796
	Champion Building Materials Co., Ltd.		368,000	80,293
	Cheng Loong Corp.		1,128,330	384,389
*	Cheng Shin Rubber Industry Co., Ltd.		550,000	464,852
*	Cheng Uei Precision Industry Co., Ltd.		214,852	1,005,452
	Chenming Mold Industrial Corp.		149,000	58,706
	Chia Her Industrial Co., Ltd.		539,000	66,741
*	Chia Hsin Cement Corp.		822,000	470,325
*	Chia Hsin Food & Synthetic Fiber Co, Ltd.	.	153,330	9,252
*	Chia-I Industrial Co., Ltd.		341,000	67,121
	Chicony Electronics Co., Ltd.		351,402	382,047
	Chien Shing Stainless Steel Co., Ltd.		392,000	130,046
*	Chilisin Electronics Corp.		101,000	59,166
*	China Chemical & Pharmaceutical Co	.	408,000	149,311
	China Electric Manufacturing Co., Ltd.		415,000	257,214
	China General Plastics Corp.		547,000	131,134
*	China Hi-Ment Corp.		161,000	140,127
*	China Life Insurance Co., Ltd.		1,182,418	543,299
	China Man-Made Fiber Co., Ltd.		1,677,879	420,439
*	China Metal Products Co., Ltd.		148,383	217,018
	China Petrochemical Development Corp.		1,992,000	493,807
*	China Rebar Co., Ltd.		104,102	6,671
	China Steel Chemical Corp.		216,283	324,220
*	China Synthetic Rubber Corp.		531,954	440,037
	China United Trust & Investment Corp	.	800,100	46,063
	China Wire & Cable Co, Ltd.	.	298,000	50,445
	Chinese Maritime Transport, Ltd.		195,000	143,234
	Ching Feng Home Fashions Industries Co., Ltd.		185,000	52,439
	Chin-Poon Industrial Co., Ltd.		345,649	251,471
	Chou Chin Industrial Co., Ltd.		42,180	0
*	Chroma Ate, Inc.		281,119	297,079
	Chun Yu Works & Co, Ltd.	.	276,000	78,002
*	Chun Yuan Steel Industrial Co., Ltd.		470,300	232,492
	Chung Hsin Electric & Machinery Co, Ltd.	.	547,000	378,919
*	Chung Hwa Pulp Corp.		818,594	369,055
*	Clevo Co.		636,600	232,276
	Collins Co., Ltd.		251,000	79,355
*	Compal Communications, Inc.		10,000	59,580
*	Compeq Manufacturing Co., Ltd.		1,172,000	542,930
*	Continental Engineering Corp.		1,080,648	604,146
*	Cosmos Bank Taiwan		2,495,000	1,096,258
	CTCI Corp.		624,579	331,097
	Cyberhome Entertainment Co., Ltd.		192,000	63,209
*	Cybertan Technology, Inc.		51,000	62,084
*	Cyntec Co., Ltd.		116,000	125,876
	Da-Cin Construction Co., Ltd.		338,000	103,717
	Data Systems Consulting Co., Ltd.		42,000	37,433
*	Delpha Construction Co., Ltd.		462,000	77,359
	Der Pao Construction Co., Ltd.		476,000	26,410
*	Diamond Flower Electric Instrument Co., Ltd.		87,000	148,985
*	D-Link Corp.		691,098	833,240
*	Eastern Media International		1,213,354	402,803
	Eclat Textile Co., Ltd.		62,000	30,549
	Edom Technology Co., Ltd.		156,160	89,858
*	Elan Microelectronics Corp.		344,902	198,905

29

*	Elite Material Co., Ltd.		135,000	67,391
	Elite Semiconductor Memory Technology, Inc.		209,992	206,872
*	Elite Material Co., Ltd.		804,250	511,346
*	Elite Material Co., Ltd.		312,000	110,757
*	EnTie Commercial Bank		2,290,246	682,730
	Epistar Corp.		197,943	751,832
	Eten Information Systems, Ltd.		143,000	149,707
*	Eternal Chemical Co., Ltd.		682,170	1,071,989
	Everest Textile Co., Ltd.		386,667	74,509
	Evergreen International Storage & Transport Corp	.	1,300,000	627,567
	Elite Material Co., Ltd.		479,000	179,930
	Everlight Electronics Co., Ltd.		326,084	965,846
*	Everspring Industry Co., Ltd.		265,530	59,135
*	Excel Cell Electronics Co., Ltd.		59,000	34,274
	Far Eastern Department Stores, Ltd.		1,602,150	827,847
	Far Eastern International Bank		1,851,863	799,889
	Federal Corp.		470,090	312,684
	Feng Hsin Iron & Steel Co, Ltd.	.	686,098	663,210
	Feng Tay Enterprise Co., Ltd.		538,225	541,356
*	FIC Global, Inc.		142,875	11,938
	First Copper Technology Co., Ltd.		406,000	150,719
	First Hotel		95,210	93,459
*	First Steamship Co., Ltd.		304,000	120,561
*	Formosa Epitaxy, Inc.		91,000	107,169
	Formosa International Hotels Corp.		242,500	600,564
	Formosa Taffeta Co., Ltd.		1,850,340	967,500
	Formosan Rubber Group, Inc.		483,000	232,506
*	Fortune Electric Co., Ltd.		105,000	32,571
	Fu Sheng Industrial Co., Ltd.		825,000	833,121
*	G Shank Enterprise Co., Ltd.		134,000	112,634
*	G.T.M. Corp.		135,000	76,585
	Giant Manufacture Co., Ltd.		333,170	534,173
*	Giga Storage Corp.		501,859	104,104
	Giga-Byte Technology Co., Ltd.		828,800	614,777
	Globe Union Industrial Corp.		206,640	211,083
	Gold Circuit Electronics, Ltd.		439,904	299,900
*	Goldsun Development & Construction Co, Ltd.		1,806,840	772,517
*	Gordon Auto Body Parts Co., Ltd.		166,000	91,433
*	Grand Pacific Petrochemical Corp.		777,000	190,147
*	Grape King, Inc.		183,000	57,529
	Great China Metal Industry Co., Ltd.		173,000	89,298
	Great Taipei Gas Co., Ltd.		406,000	165,300
	Great Wall Enterprise Co., Ltd.		636,890	250,636
	Greatek Co., Ltd.		427,505	540,120
	Hanpin Co., Ltd.		151,000	67,456
	Hey Song Corp.		416,000	154,978
*	Hitron Technologies, Inc.		188,000	67,241
*	Ho Tung Holding Corp.		735,486	161,006
*	Hocheng Corp.		509,000	124,110
*	Hold-Key Electric Wire & Cable Co, Ltd.		149,000	33,939
	Hong Tai Electric Industrial Co., Ltd.		567,000	256,739
	Hsin Kuang Steel Co., Ltd.		199,024	135,252
	Hsinchu International Bank		1,009,670	502,382
	Hsing Ta Cement Co., Ltd.		183,000	62,274
	Hua Eng Wire & Cable Co, Ltd.		810,565	175,125

30

	Hung Poo Construction Corp.		282,000	254,535
*	Hung Sheng Construction Co., Ltd.		571,000	419,811
	Ichia Technologies, Inc.		287,470	395,013
*	I-Chiun Precision Industry Co., Ltd.		94,000	103,512
*	Inernational Semiconductor Technology, Ltd.		199,000	233,337
	Infortrend Technology, Inc.		231,050	376,166
*	Jean Co., Ltd.		140,000	41,227
	Johnson Health Tech Co., Ltd.		141,000	892,009
	Jui Li Enterprise Co., Ltd.		126,000	44,358
*	K Laser Technology, Inc.		128,343	89,187
	Kang Na Hsiung Co., Ltd.		242,000	110,327
*	Kao Hsing Chang Iron & Steel Corp	.	375,000	82,430
	Kaulin Manufacturing Co., Ltd.		140,670	92,541
	Kenda Rubber Industrial Co., Ltd.		448,359	197,207
	King Yuan Electronics Co., Ltd.		664,648	694,865
*	Kingdom Construction Co., Ltd.		600,000	186,816
*	King’s Town Construction Co., Ltd.		190,500	192,269
	Kinpo Electronics, Inc.		1,715,838	684,484
	Knowledge-Yield-Excellence Systems Corp.		220,876	202,766
*	Kung Long Batteries Industrial Co., Ltd.		64,000	44,665
*	Kuoyang Construction Co., Ltd.		225,000	94,563
*	Kwong Fong Industries Corp.		419,000	63,394
	Lan Fa Textile Co., Ltd.		404,000	70,768
	Largan Precision Co., Ltd.		69,250	1,469,221
*	Lead Data Co., Ltd.		472,920	73,597
*	Leader Electronics, Inc.		95,000	44,229
*	Leadtek Research, Inc.		229,000	70,479
*	Lealea Enterprise Co., Ltd.		1,054,000	125,454
	Lee Chang Yung Chemical Industry Corp.		605,075	460,122
*	Lee Chi Enterprises Co., Ltd.		326,000	62,089
*	Lelon Co., Ltd.		176,170	70,053
*	Leofoo Development Co., Ltd.		311,000	211,814
	Les Enphants Co., Ltd.		36,000	27,364
*	Li Peng Enterprise Co., Ltd.		739,000	140,248
	Li Shin International Enterprise Corp.		75,605	78,356
	Lian Hwa Foods Corp.		101,000	30,200
*	Lien Chang Electronic Enterprise Co., Ltd.		147,000	47,946
	Lien Hwa Industrial Corp.		869,000	371,481
	Lingsen Precision Industries, Ltd.		347,000	118,549
	Long Bon Development Co., Ltd.		549,062	290,888
	Long Chen Paper Co., Ltd.		628,000	189,489
	Lucky Cement Corp.		312,000	82,262
*	Macronix International Co., Ltd.		4,304,303	1,252,597
*	Makalot Industrial Co., Ltd.		89,000	141,062
	Mayer Steel Pipe Corp.		118,000	69,841
*	Maywufa Co., Ltd.		92,000	29,101
	Meiloon Co., Ltd.		223,472	139,497
	Mercuries & Associates, Ltd	.	112,455	31,509
*	Mercuries Data Co., Ltd.		285,292	63,170
	Merida Industry Co., Ltd.		196,800	134,619
	Merry Electronics Co., Ltd.		143,924	524,498
*	Microelectronics Technology, Inc.		491,000	214,785
	Micro-Star International Co., Ltd.		904,421	507,962
*	Microtek International, Inc.		160,000	20,002
*	Min Aik Technology Co., Ltd.		81,000	120,280

31

	Mirle Automation Corp.		97,000	108,506
	Mitac International Corp.		7,577	9,117
	Mitac Technology Corp.		270,000	133,944
	Mobiletron Electronics Co., Ltd.		83,000	65,521
	Mospec Seminconductor Corp.		117,000	56,153
*	Mustek Systems, Inc.		343,708	51,790
*	Nak Sealing Technologies Corp.		43,000	46,908
*	Namchow Chemical Industrial Co., Ltd.		266,000	43,427
*	Nankang Rubber Tire Co., Ltd.		258,000	467,778
	Nantex Industry Co., Ltd.		270,000	120,496
	National Petroleum Co., Ltd.		324,824	254,410
*	New Asia Construction & Development Co, Ltd.	.	303,000	30,884
	Nien Hsing Textile Co., Ltd.		746,000	409,998
	Nien Made Enterprise Co., Ltd.		403,904	453,345
	Ocean Plastics Co., Ltd.		230,000	128,523
	Optimax Technology Corp.		552,674	567,717
*	Opto Tech Corp.		671,000	352,412
*	Orient Semiconductor Electronics, Ltd.		226,487	29,150
	Oriental Union Chemical Corp.		966,403	621,167
*	Pacific Construction Co., Ltd.		704,000	85,833
*	Pacific Electric Wire & Cable Corp	.	726,000	11,785
	Pan Jit International, Inc.		190,745	88,912
*	Pan-International Industrial Corp.		468,875	611,908
*	Phihong Technology Co., Ltd.		220,884	146,131
	Phoenix Precision Technology Corp.		410,730	952,578
	Phoenixtec Power Co., Ltd.		494,725	502,600
*	Picvue Electronics, Ltd.		181,900	8,885
	Pihsiang Machinery Mfg. Co., Ltd.		199,534	390,083
*	Potrans Electrical Corp.		228,000	31,031
	Premier Image Technology Corp.		666,586	969,223
*	Primax Electronics, Ltd.		405,186	148,872
*	Prince Housing & Development Corp	.	1,019,646	425,374
*	Procomp Informatics, Ltd.		21,675	0
*	Prodisc Technology, Inc.		1,407,199	187,580
*	Promise Technology, Inc.		153,000	67,580
	Radium Life Tech Corp.		263,640	196,965
	Ralec Electronic Corp.		194,000	107,200
	Realtek Semiconductor Corp.		851,550	964,684
*	Richtek Technology Corp.		17,000	119,476
*	Ritek Corp.		3,350,000	1,000,214
*	Ruentex Development Co., Ltd.		886,000	415,905
*	Ruentex Industries, Ltd.		925,000	385,293
*	Sampo Corp.		1,938,900	338,416
	San Fang Chemical Industry Co., Ltd.		44,770	24,835
	Sanyang Industrial Co., Ltd.		963,000	501,392
	Sanyo Electric Co., Ltd.		157,000	111,710
	SDI Corp.		207,000	143,455
*	Senao International Co., Ltd.		206,133	101,417
	Sheng Yu Steel Co., Ltd.		336,980	288,929
	Shihlin Electric & Engineering Corp	.	687,000	737,715
*	Shihlin Paper Corp.		208,000	288,197
	Shinkong Co., Ltd.		253,000	125,815
*	Shinkong Synthetic Fibers Co., Ltd.		1,722,000	342,692
	Shuttle, Inc.		290,152	116,463
*	Silicon Integrated Systems Corp.		1,255,608	738,142

32

	Sincere Navigation Corp.	421,391	458,398
*	Sinkong Spinning Co., Ltd.	325,000	233,359
	Sinon Corp.	452,000	94,441
	Sintek Photronics Corp.	1,057,463	270,653
	Sinyi Realty, Inc.	157,800	401,730
*	Sitronix Technology Corp.	52,000	206,385
	Siward Crystal Technology Co., Ltd.	134,000	88,679
*	Solelytex Enterprise Corp.	102,000	102,572
*	Solomon Technology Corp.	417,000	145,605
	Southeast Cement Co., Ltd.	498,700	113,105
*	SPI Electronic Co., Ltd.	78,000	101,896
	Spirox Corp.	124,747	125,266
	Springsoft, Inc.	172,459	300,854
	Standard Chemical & Pharmaceutical Co., Ltd.	83,000	47,736
	Standard Foods Taiwan, Ltd.	267,000	128,675
	Stark Technology, Inc.	251,100	113,999
	Sunonwealth Electric Machine Industry Co., Ltd.	195,613	84,527
	Sunplus Technology Co., Ltd.	259,000	309,300
	Sunrex Technology Corp.	281,033	361,981
*	Systex Corp., Ltd.	874,348	240,883
*	T JOIN Transportation Co.	604,000	188,661
	Ta Chen Stainless Pipe Co., Ltd.	219,830	164,348
*	Ta Chong Bank, Ltd.	2,147,212	543,947
	Ta Ya Electric Wire & Cable Co., Ltd.	616,986	182,344
	Ta Yih Industrial Co., Ltd.	57,000	49,728
	Tah Hsin Industrial Corp.	225,000	132,309
	Ta-I Technology Co., Ltd.	148,000	131,526
*	Taichung Commercial Bank	2,233,000	447,990
	Tainan Business Bank	1,113,701	349,906
	Tainan Enterprises Co., Ltd.	107,280	137,857
	Tainan Spinning Co., Ltd.	1,716,000	416,466
	Taita Chemical Co., Ltd.	328,000	76,216
*	Taitung Business Bank	201,000	16,523
	Taiwan Acceptance Corp.	220,480	182,950
*	Taiwan Cooperative Bank	998,155	698,741
	Taiwan Fire & Marine Insurance Co., Ltd.	316,602	190,273
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	56,690
	Taiwan Fu Hsing Industrial Co., Ltd.	197,300	222,415
	Taiwan Green Point Enterprises Co., Ltd.	288,162	755,724
	Taiwan Hon Chuan Enterprise Co., Ltd.	182,607	164,945
	Taiwan Kai Yih Industrial Co., Ltd.	159,649	94,322
*	Taiwan Kolin Co., Ltd.	798,000	237,667
	Taiwan Life Insurance Co., Ltd	569,063	798,564
*	Taiwan Line Tek Electronic Co., Ltd.	67,000	31,522
	Taiwan Mask Corp.	388,720	273,055
	Taiwan Navigation Co., Ltd.	373,411	242,896
*	Taiwan Paiho Co., Ltd.	177,000	133,013
	Taiwan Polypropylene Co., Ltd.	306,615	196,940
*	Taiwan Pulp & Paper Corp.	506,000	119,860
*	Taiwan Sakura Corp.	304,000	54,569
	Taiwan Secom Co., Ltd.	612,210	1,037,828
	Taiwan Sogo Shinkong Security Co., Ltd.	366,895	317,330
	Taiwan Styrene Monomer Corp.	775,680	313,979
*	Taiwan Tea Corp.	1,241,714	269,201
*	Taiyen Biotech Co., Ltd.	310,000	202,373

33

*	Teapo Electronic Corp.	450,000	101,877
*	Teco Electric & Machinery Co., Ltd.	2,204,000	722,716
	Tecom, Ltd.	311,114	139,977
	Test-Rite International Co., Ltd.	470,406	349,790
	Tex-Ray Industrial Co., Ltd.	99,000	36,583
	The Ambassador Hotel	358,000	365,019
*	The Chinese Bank	1,694,000	164,440
	The First Insurance Co., Ltd.	341,600	128,885
	Thinking Electronic Industrial Co., Ltd.	75,000	53,309
	Thye Ming Industrial Co., Ltd.	70,000	56,629
	Ton Yi Industrial Corp.	1,917,280	419,540
	Tong Yang Industry Co., Ltd.	543,558	612,818
	Transcend Information, Inc.	394,342	754,917
	Tsann Kuen Enterprise Co., Ltd.	273,604	370,991
	TSRC Corp.	615,000	430,130
	Tung Ho Steel Enterprise Corp.	935,683	799,438
*	Twinhead International Corp.	296,504	35,593
	TYC Brother Industrial Co., Ltd.	265,036	183,530
	Tycoons Group Enterprise Co., Ltd.	507,000	89,596
*	Tyntek Corp.	196,000	176,657
*	Ulead Systems, Inc.	79,000	58,789
*	Union Bank of Taiwan	2,503,488	628,961
*	Union Insurance Co., Ltd.	501,147	92,012
*	Unitech Electronics Co., Ltd.	202,000	79,349
	Unitech Printed Circuit Board Corp.	401,650	166,381
	United Integration Service Co., Ltd.	222,323	182,417
*	Unity Opto Technology Co., Ltd.	126,000	153,988
*	Universal Cement Corp.	560,321	195,290
*	Universal Microelectronics Co., Ltd.	158,000	80,833
	Universal Scientific Industrial Co., Ltd.	868,414	327,351
*	Universal, Inc.	123,000	40,995
	UPC Technology Corp.	917,295	294,841
	USI Corp.	936,000	269,277
	U-TECH Media Corp.	317,000	60,100
*	Ve Wong Corp.	311,000	101,042
*	Via Technologies, Inc.	935,392	910,260
*	Visual Photonics Epitacy Co., Ltd.	60,000	78,089
	Walsin Technology Corp., Ltd.	537,006	483,672
	Wan Hwa Enterprise Co., Ltd.	220,000	125,843
	Waterland Financial Holdings	2,734,000	885,496
*	Wei Chih Steel Industrial Co., Ltd.	433,000	61,282
*	Wei Chuan Food Corp.	518,000	191,621
	Weltrend Semiconductor, Inc.	230,529	89,963
	Wintek Corp.	60,357	71,992
*	Wistron Corp.	778,938	933,062
*	Wistron NeWeb Corp.	26,000	90,147
*	WPG Holdings Co., Ltd.	368,841	116,299
	Wus Printed Circuit Co., Ltd.	655,205	271,541
	Ya Hsin Industrial Co., Ltd.	983,427	903,379
*	Yageo Corp.	2,828,000	1,085,748
	Yeung Cyang Industrial Co., Ltd.	146,016	131,682
*	Yi Jinn Industrial Co., Ltd.	262,000	24,558
	Yieh Phui Enterprise Co., Ltd.	1,361,379	506,646
	Yosun Industrial Corp.	275,924	137,471
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,753,380	747,953

34

	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	146,672	188,292
	Yung Shin Pharmaceutical Industrial Co., Ltd.	266,300	247,632
	Yung Tay Engineering Co., Ltd.	595,000	342,405
	Zig Sheng Industrial Co., Ltd.	574,378	111,285
	Zinwell Corp.	160,901	200,184
*	Zippy Technology Corp.	47,000	42,727
	Zyxel Communication Corp.	369,608	661,412

TOTAL — TAIWAN			98,105,081

THAILAND — (3.9%)
COMMON STOCKS — (3.9%)
	A.J. Plast Public Co., Ltd. (Foreign)	619,600	48,743
*	Adkinson Securities Public Co., Ltd. (Foreign)	761,450	155,744
*	Advance Agro Public Co., Ltd. (Foreign)	809,000	530,353
	Aeon Thana Sinsap (Thailand) Public Co., Ltd. (Foreign)	142,500	181,231
	Amata Corp. Public Co., Ltd. (Foreign)	2,369,800	1,050,206
	Asia Plus Securities Public Co., Ltd. (Foreign)	5,068,950	544,977
	Asian Property Development Public Co., Ltd. (Foreign)	4,535,100	397,200
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	1,282,233	991,894
	Bangkok Expressway Public Co., Ltd. (Foreign)	1,170,400	626,096
	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	323,700	77,243
	Bangkok Insurance Public Co., Ltd. (Foreign)	84,734	488,829
*	Bangkok Land Public Co., Ltd. (Foreign)	14,748,970	251,392
*	Bangkok Rubber Public Co., Ltd. (Foreign)	14,600	949
	Big C Supercenter Public Co., Ltd. (Foreign)	87,000	86,692
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	1,043,800	882,721
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	5,498,000	542,087
	Capital Nomura Securities Public Co., Ltd. (Foreign)	46,000	49,154
*	Central Paper Industry Public Co., Ltd. (Foreign)	19,800	1,090
	Central Pattana Public Co., Ltd. (Foreign)	2,849,600	1,494,480
	Central Plaza Hotel Public Co., Ltd. (Foreign)	79,000	80,792
	Ch. Karnchang Public Co., Ltd. (Foreign)	2,746,200	741,730
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	672,400	126,069
*	Compass East Industry (Thailand) Public Co., Ltd. (Foreign)	122,000	6,782
	Dynasty Ceramic Public Co., Ltd. (Foreign)	503,700	229,825
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	1,759,400	229,758
	Erawan Group Public Co., Ltd. (Foreign)	2,015,580	249,470
	Fancy Wood Industries Public Co., Ltd. (Foreign)	260,800	26,398
	GFPT Public Co., Ltd. (Foreign)	240,100	93,182
	GMM Grammy Public Co., Ltd. (Foreign)	928,000	154,525
*	Golden Land Property Development Public Co., Ltd. (Foreign)	485,616	84,045
	Hana Microelectronics Public Co., Ltd. (Foreign)	1,129,796	755,469
	Hermraj Land & Development Public Co., Ltd. (Foreign)	10,034,500	263,131
	Home Product Center Public Co., Ltd. (Foreign)	1,312,729	351,117
	ICC International Public Co., Ltd. (Foreign)	204,600	219,971
*	International Engineering Public Co., Ltd. (Foreign)	2,144,500	233,935
*	ITV Public Co., Ltd. (Foreign)	2,785,600	277,574
*	Jasmine International Public Co., Ltd. (Foreign)	15,105,000	174,281
	Kang Yong Electric Public Co., Ltd. (Foreign)	7,200	11,139
*	KCE Electronics Public Co., Ltd. (Foreign)	497,500	50,878
*	Keppel Thai Properties Public Co., Ltd. (Foreign)	8,360	631
*	KGI Securities One Public Co., Ltd. (Foreign)	3,394,946	192,293
	Kiatnakin Finance Public Co., Ltd. (Foreign)	234,600	190,707

35

	Kim Eng Securities Thailand Public Co., Ltd. (Foreign)	762,500	451,881
	Krungthai Card Public Co., Ltd. (Foreign)	285,900	147,692
*	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	32,200	78,526
	Lalin Property Public Co., Ltd. (Foreign)	1,217,100	161,174
	Lanna Resources Public Co., Ltd. (Foreign)	230,700	82,274
*	Loxley Public Co., Ltd. (Foreign)	2,984,620	180,009
	LPN Development Public Co., Ltd. (Foreign)	415,250	46,387
*	Magnecomp Precision Technology (Foreign)	2,603,198	253,937
	Major Cineplex Group Public Co., Ltd. (Foreign)	1,401,900	658,031
	MBK Development Public Co., Ltd. (Foreign)	278,800	402,098
*	Media of Medias Public Co., Ltd. (Foreign)	9,100	1,456
	MFC Asset Management Public Co., Ltd. (Foreign)	5,000	3,134
*	Mida Assets Public Co., Ltd. (Foreign)	484,400	22,737
*	Millennium Steel Public Co., Ltd. (Foreign)	7,656,100	206,786
	Minor Corp. Public Co., Ltd. (Foreign)	350,180	90,908
	MK Real Estate Development Public Co., Ltd. (Foreign)	1,960,260	119,255
	M-Link Asia Corp. Public Co., Ltd. (Foreign)	747,700	50,977
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	17,000	96,289
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	13,202,000	148,862
*	Nation Multimedia Group Public Co., Ltd. (Foreign)	146,259	37,586
*	Natural Park Public Co., Ltd. (Foreign)	15,005,100	169,193
	Noble Development Public Co., Ltd. (Foreign)	260,100	27,555
*	Pacific Assets Public Co., Ltd. (Foreign)	141,000	14,568
	Padaeng Industry Public Co., Ltd. (Foreign)	73,800	64,830
	Patum Rice Mill & Granary Public Co., Ltd. (Foreign)	5,500	4,471
	Phatra Insurance Public Co., Ltd. (Foreign)	10,000	37,236
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	4,305,800	48,551
	Power Line Engineering Public Co., Ltd. (Foreign)	837,500	175,692
*	Pranda Jewelry Public Co., Ltd. (Foreign)	118,000	19,339
	Quality Houses Public Co., Ltd. (Foreign)	10,069,800	277,259
	Regional Container Lines Public Co., Ltd. (Foreign)	1,185,300	578,119
*	Robinson Department Store Public Co., Ltd. (Foreign)	1,030,825	297,340
	Rojana Industrial Park Public Co., Ltd. (Foreign)	276,000	102,048
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	350,000	177,134
	Saha-Union Public Co., Ltd. (Foreign)	502,000	309,348
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	16,086,500	523,070
	Samart Corporation Public Co., Ltd. (Foreign)	1,757,100	373,214
*	Samart I-Mobile Public Co., Ltd. (Foreign)	510,500	214,186
	Sammakorn Public Co., Ltd. (Foreign)	75,000	5,625
	Sansiri Public Co., Ltd. (Foreign)	2,591,566	217,465
	Seamico Securities Public Co., Ltd. (Foreign)	1,162,922	107,342
	Serm Suk Public Co., Ltd. (Foreign)	10,000	5,507
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	2,372,000	746,401
	Siam Food Products Public Co., Ltd. (Foreign)	9,000	20,650
	Siam Industrial Credit Public Co., Ltd. (Foreign)	352,862	47,190
	Siam Makro Public Co., Ltd. (Foreign)	512,100	940,003
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	1,616,500	286,125
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	328,998	142,349
	Srithai Superware Public Co., Ltd. (Foreign)	16,400	3,247
*	STP & I Public Co., Ltd. (Foreign)	138,700	7,711
*	Sun Tech Group Public Co., Ltd. (Foreign)	3,536	1,997
	Supalai Public Co., Ltd. (Foreign)	1,689,733	116,090
	SVI Public Co., Ltd. (Foreign)	122,266	36,871
*	Syntec Construction Public Co., Ltd. (Foreign)	2,620,000	37,100
*	Tanayong Public Co., Ltd. (Foreign)	378,521	6,844

36

	Thai Carbon Black Public Co., Ltd. (Foreign)	87,900	39,645
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,857,400	754,942
	Thai Reinsurance Public Co., Ltd. (Foreign)	1,484,700	194,664
	Thai Rung Union Car Public Co., Ltd. (Foreign)	759,600	96,805
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	153,600	648,475
	Thai Vegetable Oil Public Co., Ltd. (Foreign)	482,600	98,077
	Thai Wacoal Public Co., Ltd. (Foreign)	78,000	69,542
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	1,129,600	61,612
	Thanachart Capital PCL, Ltd. (Foreign)	1,530,800	626,209
	Ticon Industrial Connection Public Co., Ltd. (Foreign)	790,600	352,437
	Tipco Asphalt Public Co., Ltd. (Foreign)	178,390	86,540
	TIPCO Foods (Thailand) Public Co., Ltd. (Foreign)	162,382	24,484
	TISCO Finance Public Co., Ltd. (Foreign)	745,900	467,471
*	TPI Polene Public Co., Ltd. (Foreign)	533,800	187,568
*	TT&T Public Co., Ltd. (Foreign)	7,453,700	523,821
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	126,728	6,380
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	804,700	152,985
*	Union Mosaic Industry Public Co., Ltd. (Foreign)	1,081,900	43,123
	United Palm Oil Industry Public Co., Ltd. (Foreign)	21,000	20,926
	Vanachai Group Public Co., Ltd. (Foreign)	2,859,066	373,362
	Vinythai Public Co., Ltd. (Foreign)	2,273,034	509,622
TOTAL COMMON STOCKS			27,865,142

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	217,330	0
*	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign) Warrants 04/18/09	1,099,600	24,509
*	Mida Assets Public Co., Ltd. Warrants 02/08/09	193,760	2,591
TOTAL RIGHTS/WARRANTS			27,100

TOTAL — THAILAND			27,892,242

TURKEY — (4.7%)
	COMMON STOCKS — (4.7%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	16,054	176,330
	Adana Cimento Sanayi Ticaret A.S.	745,860	534,168
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	6,000	22,928
	Afyon Cimento Sanayii Ticaret A.S.	128	89,639
*	Ak-Al Tekstil A.S.	3,056	7,865
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,763,477
*	Akenerji Elektrik Uretim A.S.	80,193	201,280
*	Aksa Akrilik Kimya Sanayii A.S.	47,621	356,201
	Aksigorta A.S.	583,604	2,014,283
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	40,391	111,089
*	Aktas Elektrik Ticaret A.S.	370	35,272
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	158,836
	Alarko Holding A.S.	26,419	845,489
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	24,197	79,358
	Alkim Alkali Kimya A.S.	37,197	152,173
*	Alkim Kagitt A.S.	25,977	19,177
*	Alternatifbank A.S.	98,944	140,603
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	65,946	149,036
	Anadolu Anonim Turk Sigorta Sirketi A.S.	245,936	382,754
	Anadolu Cam Sanayii A.S.	277,157	874,559

37

	Anadolu Hayat Sigorta A.S.	157,466	432,203
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	18,086	198,261
*	Ayen Enerji A.S.	161,469	253,288
*	Aygaz A.S.	310,919	910,196
	Bagfas Bandirma Gubre Fabrikalari A.S.	3,450	73,827
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	194,413
	Bati Anabolu Cimento A.S.	110,525	511,175
	Bati Soeke Cimento Sanayi A.S.	17,000	35,633
*	Beko Elektronik A.S.	234,899	337,550
	Bolu Cimento Sanayii A.S.	223,471	370,174
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	276,629
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1,664	193,272
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	136,163
*	Boyner Buyuk Magazacilik A.S.	189,233	266,334
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	271,802
	BSH ev Aletleri Sanayi ve Ticaret A.S.	2,000	38,677
	Bursa Cimento Fabrikasi A.S.	115,360	817,605
	Celebi Hava Servisi A.S.	28,354	592,164
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	47,893	82,062
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,543,853
*	Deva Holding A.S.	114,830	764,434
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	15,000	36,898
*	Dogan Gazetecilik A.S.	105,300	232,247
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,993	121,065
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	143,194	68,280
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	682,129
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	322,671
*	Edip Iplik Sanayi ve Ticaret A.S.	13,000	27,885
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	7,613
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	150,285
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	102,017
*	Fortis Bank A.S.	454,700	1,368,397
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	46,568	47,669
*	Global Yatirim Holding A.S.	148,423	128,384
*	Goldas Kuyumculuk Sanayi A.S.	88,799	63,504
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	340,577
*	Goodyear Lastikleri T.A.S.	14,659	185,596
*	GSD Holding A.S.	190,876	172,393
*	Gubre Fabrikalari Ticaret A.S.	8,436	19,773
	Gunes Sigorta A.S.	68,999	113,853
*	Hektas Ticaret T.A.S.	37,782	22,655
	Hurriyet Gazetecilik ve Matbaacilik A.S.	184,673	509,501
*	Ihlas Holding A.S.	745,675	345,444
*	Isiklar Ambalaj A.S.	52,699	39,003
*	Izmir Demir Celik Sanayii A.S.	57,269	194,397
	Izocam Ticaret Ve Sanayi A.S.	8,080	58,717
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	220,979	147,236
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	8,527
	Karton Sanayi ve Ticaret A.S.	1,698	186,421
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	15,564	27,353
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	12,499
*	Klimasan Klima Sanayi ve Ticaret A.S.	6,457	20,416
	Konya Cimento Sanayii A.S.	4,921	226,621
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	146,305	344,158
*	Kutahya Porselen Sanayii A.S.	4,782	90,396

38

	Mardin Cimento Sanayii ve Ticaret A.S.	121,637	596,880
*	Marmari Marti Otel Isletmeleri A.S.	74,523	79,772
	Marshall Boya ve Vernik Sanayii A.S.	6,470	97,104
*	Medya Holdings A.S.	15,849	69,500
*	Menderes Tekstil Sanayi ve Ticaret A.S.	155,041	112,053
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	7,537
*	Migros Turk A.S.	65,621	544,496
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	77,747
*	Mudurnu Tavukculuk A.S.	1,740	498
	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	61,841
*	Nergis Holding A.S.	1,784	4,195
*	Net Holding A.S.	159,862	90,850
*	Net Turizm Ticaret ve Sanayi A.S.	33,828	40,662
	Nortel Networks Netas Telekomuenikasyon A.S.	8,756	212,492
	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	44,334
	Otobus Karoseri Sanayi A.S.	44,321	301,996
*	Parsan Makina Parcalari Sanayii A.S.	80,706	100,760
*	Pimas Plastik Insaat Malzemeleri A.S.	17,000	36,892
	Pinar Entegre et ve Un Sanayii A.S.	79,952	132,268
	Pinar Sut Mamulleri Sanayii A.S.	35,215	84,823
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,371
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	103,017
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	102,957	231,633
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	230,974
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,570	4,316
*	Tansas Perakende Magazacilik Ticaret A.S.	464,813	569,137
*	Tat Konserve Sanayii A.S.	63,787	80,685
*	Tekstil Bankasi A.S.	291,788	314,020
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	60,835
	Tofas Turk Otomobil Fabrikasi A.S.	325,650	807,173
	Trakya Cam Sanayii A.S.	303,163	926,486
	Turk Demir Dokum Fabrikalari A.S.	60,749	421,853
	Turk Ekonomi Bankasi A.S.	43,620	662,849
*	Turk Prysmian Kablo ve Sistemleri A.S.	46,921	113,395
*	Turk Sise ve Cam Fabrikalari A.S.	393,110	1,165,996
	Ulker Gida Sanayi ve Ticaret A.S.	260,684	689,853
	USAS Ucak Servisi A.S.	71,628	254,418
*	Uzel Makina Sanayii A.S.	156,941	279,862
*	Vakif Finansal Kiralama A.S.	5,450	14,853
*	Vestel Elektronik Sanayi ve Ticaret A.S.	201,109	522,960
*	Yapi Kredi Finansal Kiralama A.S.	75,052	153,220
*	Yapi Kredi Sigorta A.S.	10,000	34,954
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,134	62,598
	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	9,402
	Zorlu Enerji Elektrik Uretim A.S.	100,448	243,300

TOTAL — TURKEY			33,494,672

TOTAL INVESTMENTS — (100.0%)
(Cost $541,236,013)			$710,875,121

See accompanying Notes to Financial Statements.

39

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (90.4%)
Consumer Discretionary — (12.0%)
*	4Kids Entertainment, Inc.	5,200	$86,372
*	99 Cents Only Stores	39,500	441,610
*	A.C. Moore Arts & Crafts, Inc.	10,200	178,602
*	Acme Communications, Inc.	1,800	8,928
*	Advanced Marketing Services, Inc.	1,000	3,950
*	Aftermarket Technology Corp.	7,800	189,384
*	Alderwoods Group, Inc.	15,900	307,506
*	All American Semiconductor, Inc.	1,100	4,125
*	Alloy, Inc.	4,850	58,054
	American Axle & Manufacturing Holdings, Inc.	9,800	171,794
#	American Greetings Corp. Class A	56,700	1,275,183
*	AnnTaylor Stores Corp.	39,375	1,514,362
*	Applica, Inc.	4,600	18,860
#	ArvinMeritor, Inc.	73,100	1,225,887
*	Asbury Automotive Group, Inc.	2,200	45,892
*	Ashworth, Inc.	3,300	29,766
*	Audiovox Corp. Class A	23,900	291,580
*	AutoNation, Inc.	321,100	6,964,659
* #	Avatar Holdings, Inc.	1,700	95,795
*	Aztar Corp.	30,900	1,602,474
* #	Bally Total Fitness Holding Corp.	12,600	99,540
	Bandag, Inc.	6,800	253,504
	Bandag, Inc. Class A	2,600	83,200
#	Barnes & Noble, Inc.	29,700	1,133,946
	Bassett Furniture Industries, Inc.	7,479	127,068
#	Beazer Homes USA, Inc.	36,603	1,820,999
	Belo Corp. Class A	86,100	1,487,808
*	Big Lots, Inc.	74,600	1,210,012
	Blair Corp.	2,452	87,389
	Blockbuster, Inc. Class A	8,500	39,525
*	Bluegreen Corp.	10,600	127,624
	Bob Evans Farms, Inc.	48,800	1,361,032
*	Bombay Co., Inc.	11,800	27,140
#	Bon-Ton Stores, Inc.	14,349	379,101
	Books-A-Million, Inc.	14,400	214,560
#	Borders Group, Inc.	86,400	1,793,664
	BorgWarner, Inc.	46,100	3,032,458
#	Boyd Gaming Corp.	42,300	1,903,500
	Brown Shoe Company, Inc.	26,250	923,475
#	Brunswick Corp.	139,400	5,008,642
	Building Materials Holding Corp.	17,800	507,656
* #	Cabela’s, Inc.	21,800	388,694
*	California Coastal Communities, Inc.	5,600	197,568

1

		Shares	Value†
	Callaway Golf Co.	52,600	$701,158
*	Capital Pacific Holdings, Inc.	5,700	58,425
*	CarMax, Inc.	1,829	58,180
#	Carmike Cinemas, Inc.	700	14,791
*	Carriage Services, Inc.	4,700	22,325
*	Casual Male Retail Group, Inc.	6,369	62,098
	Cato Corp. Class A	600	14,154
*	Cavalier Homes, Inc.	5,800	36,250
*	Cavco Industries, Inc.	5,750	272,722
	CBRL Group, Inc.	63,700	2,384,291
	CBS Corp. Class A	1,350	34,965
	CBS Corp. Class B	279,421	7,239,798
#	Centex Corp.	137,200	6,543,068
*	Champps Entertainment, Inc.	4,000	30,480
*	Charlotte Russe Holding, Inc.	4,600	97,658
*	Charming Shoppes, Inc.	46,800	521,352
*	Checkers Drive-In Restaurants, Inc.	3,100	45,539
*	Chromcraft Revington, Inc.	700	8,925
	Churchill Downs, Inc.	400	16,616
	Circuit City Stores, Inc.	169,700	5,097,788
#	Citadel Broadcasting Co.	11,900	113,169
	Clear Channel Communications, Inc.	381,000	11,734,800
	Coachmen Industries, Inc.	9,300	102,765
	Coast Distribution System, Inc.	100	755
	Cobra Electronics Corp.	1,200	14,172
*	Collectors Universe, Inc.	200	2,948
*	Comcast Corp. Class A	279,450	8,978,728
*	Comcast Corp. Special Class A Non-Voting	103,143	3,300,576
*	Concord Camera Corp.	6,281	4,334
#	Cooper Tire & Rubber Co.	52,800	600,864
*	Cost Plus, Inc.	11,100	167,721
*	Cox Radio, Inc.	18,100	254,667
* #	Crown Media Holdings, Inc.	4,277	18,263
	CSS Industries, Inc.	8,150	247,352
*	Culp, Inc.	680	3,169
* #	Cumulus Media, Inc. Class A	23,000	266,340
	Cutter & Buck, Inc.	5,924	70,259
* #	Deckers Outdoor Corp.	1,800	63,828
*	dELiA*s, Inc.	4,628	46,049
	Delta Apparel, Inc.	1,279	22,267
*	Diedrich Coffee, Inc.	400	1,576
	Dillards, Inc. Class A	113,800	3,097,636
*	Discovery Holding Co. Class A	105,960	1,469,665
	Disney (Walt) Co.	666,400	20,325,200
*	Dixie Group, Inc.	11,100	152,070
* #	Dominion Homes, Inc.	2,300	23,920
	Dover Motorsports, Inc.	17,000	103,020
* #	Drew Industries, Inc.	1,200	38,040
*	drugstore.com, Inc.	22,804	65,447
*	Duckwall-ALCO Stores, Inc.	700	20,902
*	Dura Automotive Systems, Inc.	3,100	7,161
#	Eastman Kodak Co.	203,300	4,901,563
*	Emerson Radio Corp.	300	1,017
*	Emmis Communications Corp. Class A	300	4,818
*	Enesco Group, Inc.	3,500	3,325

2

		Shares	Value†
#	Entercom Communications Corp.	6,800	$181,288
*	Entravision Communications Corp.	38,900	305,754
*	Expedia, Inc.	109,511	1,556,151
*	Factory Card & Party Outlet Corp.	100	633
*	Fairchild Corp. Class A	5,600	11,760
*	Famous Dave’s of America, Inc.	200	2,996
	Federated Department Stores, Inc.	267,602	19,489,454
	Finish Line, Inc. Class A	22,700	290,560
*	Finlay Enterprises, Inc.	4,300	42,527
	Flanigan’s Enterprises, Inc.	200	2,130
* #	Fleetwood Enterprises, Inc.	6,100	57,340
#	Foot Locker, Inc.	183,800	4,440,608
	Ford Motor Co.	614,940	4,402,970
	Fortune Brands, Inc.	1,900	140,600
*	Franklin Covey Co.	900	7,209
	Fred’s, Inc.	41,700	607,152
#	Furniture Brands International, Inc.	67,500	1,452,600
*	GameStop Corp. Class B	6,493	250,954
*	GameTech International, Inc.	2,500	19,800
* #	Gander Mountain Co.	2,300	13,938
*	Gaylord Entertainment Co.	24,782	1,085,947
#	General Motors Corp.	295,100	7,947,043
*	Gentek, Inc.	500	14,375
	Genuine Parts Co.	3,800	163,628
*	G-III Apparel Group, Ltd.	2,750	24,392
* #	Gottschalks, Inc.	3,900	30,810
	Gray Television, Inc.	39,740	263,079
*	Great Wolf Resorts, Inc.	1,800	21,276
	Group 1 Automotive, Inc.	18,700	1,136,399
*	GSI Commerce, Inc.	2,500	39,375
*	Guess?, Inc.	8,700	360,702
*	Gymboree Corp.	9,000	318,510
*	Ha-Lo Industries, Inc.	19,500	0
	Hancock Fabrics, Inc.	11,900	39,270
	Handleman Co.	24,700	210,444
	Harrah’s Entertainment, Inc.	96,673	7,351,015
*	Harris Interactive, Inc.	33,400	166,332
*	Hartmarx Corp.	10,900	81,423
#	Hasbro, Inc.	226,000	4,190,040
*	Hastings Entertainment, Inc.	1,306	9,873
	Haverty Furniture Co., Inc.	24,500	343,490
	Hearst-Argyle Television, Inc.	72,400	1,604,384
	Hilton Hotels Corp.	42,400	1,164,304
	Horton (D.R.), Inc.	290,240	7,650,726
*	IAC/InterActiveCorp	172,311	4,450,793
	IHOP Corp.	8,900	427,378
	ILX Resorts, Inc.	1,100	10,406
*	Image Entertainment, Inc.	6,200	22,692
*	IMPCO Technologies, Inc.	7,244	77,438
* #	Infosonics Corp.	300	7,923
*	Interface, Inc. Class A	9,387	107,763
	International Speedway Corp. Class A	800	38,832
*	Interstate Hotels & Resorts, Inc.	12,000	78,000
	J. Alexander’s Corp.	1,600	13,536
*	Jack in the Box, Inc.	1,300	54,158

3

		Shares	Value†
*	Jakks Pacific, Inc.	8,600	$167,614
*	Jameson Inns, Inc.	4,400	12,760
* #	Jarden Corp.	1,050	31,542
* #	Jo-Ann Stores, Inc.	8,200	136,120
*	Johnson Outdoors, Inc.	500	8,795
	Jones Apparel Group, Inc.	152,700	4,953,588
*	Jos. A. Bank Clothiers, Inc.	1,202	43,657
*	K2, Inc.	18,324	202,114
#	KB Home	2,000	102,400
	Kellwood Co.	55,200	1,721,688
*	Keystone Automotive Industries, Inc.	4,700	189,504
	Kimball International, Inc. Class B	29,182	437,730
	Knight-Ridder, Inc.	500	31,005
*	LaCrosse Footwear, Inc.	400	4,860
*	Lakeland Industries, Inc.	400	6,880
*	Lakes Entertainment, Inc.	1,600	15,760
	Landry’s Restaurants, Inc.	25,100	768,311
* #	Laureate Education, Inc.	8,568	404,667
*	Lazare Kaplan International, Inc.	900	7,632
#	La-Z-Boy, Inc.	70,500	1,054,680
#	Lear Corp.	56,700	1,343,790
	Leggett & Platt, Inc.	1,500	38,085
#	Lennar Corp. Class A	34,400	1,648,104
	Lennar Corp. Class B	2,140	94,374
*	Lenox Group, Inc.	3,200	32,512
	Levitt Corp. Class A	100	1,592
	Libbey, Inc.	5,400	61,398
* #	Liberty Global, Inc. Class A	58,641	1,344,638
* #	Liberty Global, Inc. Series C	1,916	42,459
*	Liberty Media Holding Corp. Capital Class A	78,019	6,207,972
*	Liberty Media Holding Corp. Interactive Class A	390,099	7,006,178
	Limited Brands, Inc.	18,700	507,892
*	Lin TV Corp.	9,200	80,960
	Lithia Motors, Inc. Class A	14,900	476,800
*	Live Nation, Inc.	31,462	717,334
*	Lodgian, Inc.	14,300	164,593
	Lone Star Steakhouse & Saloon, Inc.	41,400	1,077,642
*	Luby’s, Inc.	3,300	34,452
#	M/I Homes, Inc.	13,500	486,000
*	Main Street Restaurant Group, Inc.	1,300	8,112
*	MarineMax, Inc.	7,300	210,021
	McRae Industries, Inc. Class A	1,661	18,645
#	MDC Holdings, Inc.	19,864	1,075,636
*	Meade Instruments Corp.	10,614	29,188
	Media General, Inc. Class A	21,800	820,334
*	Mestek, Inc.	900	13,005
*	MGM Mirage	114,400	4,743,024
	Michaels Stores, Inc.	61,600	2,394,392
	Modine Manufacturing Co.	32,500	763,750
#	Monaco Coach Corp.	36,400	474,656
	Monro Muffler Brake, Inc.	900	32,517
*	Mothers Work, Inc.	300	7,974
	Movado Group, Inc.	28,500	532,665
#	Movie Gallery, Inc.	18,200	90,818
* #	Multimedia Games, Inc.	4,500	50,445

4

		Shares	Value†
*	National RV Holdings, Inc.	3,400	$19,380
*	Navigant International, Inc.	6,400	103,936
	News Corp. Class A	1,192,624	22,743,340
	Nobel Learning Communities, Inc.	400	4,066
* #	NTL, Inc.	78,750	2,101,050
*	Office Depot, Inc.	1,237	51,422
	OfficeMax, Inc.	104,000	4,298,320
* #	Oneida, Ltd.	2,600	572
*	Opinion Research Corp.	5,200	31,538
#	Orleans Homebuilders, Inc.	13,100	258,856
*	O’Charleys, Inc	15,408	256,543
	Oxford Industries, Inc.	14,500	584,640
* #	Palm Harbor Homes, Inc.	7,336	141,732
* #	Payless ShoeSource, Inc.	25,000	667,000
*	PC Mall, Inc.	4,500	28,530
* #	Pegasus Communications Corp.	2,500	6,975
	Penney (J.C.) Co., Inc.	235,200	14,290,752
*	Perry Ellis International, Inc.	2,500	60,400
#	PETsMART, Inc.	77,200	2,059,696
	Phillips-Van Heusen Corp.	24,500	868,525
*	Phoenix Footwear Group, Inc.	2,800	13,664
#	Pier 1 Imports, Inc.	85,000	721,650
*	Pinnacle Entertainment, Inc.	12,100	374,495
*	Point.360	700	1,596
*	Pomeroy IT Solutions, Inc.	10,400	76,232
*	Proliance International, Inc.	11,351	52,782
	Pulte Homes, Inc.	299,644	9,729,441
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	16,100	64,400
*	Radio One, Inc. Class D	5,800	42,514
*	RC2 Corp.	11,800	419,490
*	RCN Corp.	23,900	627,853
*	Red Lion Hotels Corp.	4,500	51,660
*	Regent Communications, Inc.	32,400	135,108
*	Rent-Way, Inc.	10,000	72,100
*	Restoration Hardware, Inc.	1,700	11,016
* #	Retail Ventures, Inc.	9,200	140,300
*	Rex Stores Corp.	4,050	59,778
*	Riviera Holdings Corp.	900	18,945
*	Rockford Corp.	3,900	14,430
*	Rocky Brands, Inc.	1,800	42,840
*	Rubio’s Restaurants, Inc	600	5,400
	Russ Berrie & Co, Inc.	14,400	187,200
	Russell Corp.	28,900	527,425
*	Ryan’s Restaurant Group, Inc	41,450	512,736
#	Ryland Group, Inc.	21,700	1,067,857
#	Saks, Inc.	121,650	1,952,482
* #	Salton, Inc.	5,000	13,750
	Sauer-Danfoss, Inc.	6,000	149,280
*	Scholastic Corp.	7,087	186,530
*	Sears Holdings Corp.	879	133,494
	Service Corp. International	352,400	2,815,676
* #	Sharper Image Corp.	5,700	77,292
	Sherwin-Williams Co.	2,700	130,599
*	Shiloh Industries, Inc.	5,300	104,039
*	Shoe Carnival, Inc.	6,700	156,043

5

		Shares	Value†
	Sinclair Broadcast Group, Inc. Class A	10,200	$86,802
* #	Six Flags, Inc.	36,300	304,920
*	Skechers U.S.A., Inc. Class A	4,800	128,928
	Skyline Corp.	9,100	336,518
*	Smith & Wollensky Restaurant Group, Inc.	3,700	18,648
	Snap-On, Inc.	41,800	1,750,584
#	Sonic Automotive, Inc.	40,900	978,737
* #	Source Interlink Companies, Inc.	28,000	317,520
*	Southern Energy Homes, Inc.	3,200	22,560
*	Spanish Broadcasting System, Inc.	1,400	7,644
*	Sport Chalet, Inc. Class A	875	7,262
	Stage Stores, Inc.	33,000	1,074,150
* #	Stamps.com, Inc.	1,853	55,571
#	Standard Motor Products, Inc.	13,400	105,994
#	Standard Pacific Corp.	43,400	1,305,038
*	Starwood Hotels & Resorts Worldwide, Inc.	105,000	6,415,500
*	Steinway Musical Instruments, Inc.	1,600	43,280
	Steven Madden, Ltd.	1,101	35,210
	Stewart Enterprises, Inc.	25,702	146,244
*	Stoneridge, Inc.	12,550	97,639
	Stride Rite Corp.	49,089	618,031
	Sturm Ruger & Co., Inc.	3,900	23,985
*	Sunterra Corp.	6,400	66,176
#	Superior Industries International, Inc.	29,200	536,988
*	Syms Corp.	6,000	107,880
*	Syntax-Brillian Corp.	1,375	3,107
*	Systemax, Inc.	3,600	26,928
	Tandy Brand Accessories, Inc.	5,200	53,560
#	Technical Olympic USA, Inc.	27,100	489,426
* #	The Dress Barn, Inc.	24,400	570,716
	The Marcus Corp.	18,400	324,024
	The Men’s Wearhouse, Inc.	6,500	220,155
	The Pep Boys - Manny, Moe & Jack	73,600	997,280
*	The Steak n Shake Co.	2,000	32,760
	Time Warner, Inc.	2,744,500	47,232,845
*	Toll Brothers, Inc.	1,300	36,738
	Traffix, Inc.	18,100	102,808
*	Trans World Entertainment Corp.	40,000	239,600
	Triarc Companies, Inc. Class A	1,600	26,352
	Tribune Co.	74,312	2,217,470
*	Triple Crown Media, Inc.	3,974	31,832
*	Tweeter Home Entertainment Group, Inc.	2,200	15,246
*	Unifi, Inc.	6,000	20,700
	Unifirst Corp.	7,700	246,785
#	United Auto Group, Inc.	70,100	2,954,014
*	United Retail Group, Inc.	1,300	18,460
* #	Univision Communications, Inc. Class A	177,530	6,382,203
*	Vail Resorts, Inc.	10,900	391,855
*	ValueVision Media, Inc. Class A	300	3,723
*	Viacom, Inc. Class A	1,350	50,881
*	Viacom, Inc. Class B	433,523	16,365,493
	Visteon Corp.	800	5,936
* #	Warnaco Group, Inc.	17,000	305,830
* #	WCI Communities, Inc.	13,100	277,589
* #	West Marine, Inc.	2,300	33,028

6

		Shares	Value†
* #	WMS Industries, Inc.	4,400	$114,136
*	Zapata Corp.	1,600	11,520
Total Consumer Discretionary			395,589,480

Consumer Staples — (4.2%)
	Albertson’s, Inc.	457,700	11,721,697
	Alliance One International, Inc.	60,400	260,928
	American Italian Pasta Co.	700	5,131
	Archer-Daniels-Midland Co.	738,965	30,718,775
	Cal-Maine Foods, Inc.	7,600	53,200
	Casey’s General Stores, Inc.	38,160	854,402
* #	Central Garden & Pet Co.	7,900	330,773
	Chiquita Brands International, Inc.	12,300	176,013
	Coca-Cola Enterprises, Inc.	704,300	13,846,538
*	Constellation Brands, Inc. Class A	38,600	953,420
	Corn Products International, Inc.	96,700	2,579,956
*	Dean Foods Co.	45,600	1,627,920
	Del Monte Foods Co.	117,800	1,394,752
	Farmer Brothers Co.	5,000	101,350
	Flowers Foods, Inc.	58,725	1,707,136
*	Foodarama Supermarkets, Inc.	100	5,250
	Great Atlantic & Pacific Tea Co., Inc.	26,100	657,720
*	Griffin Land & Nurseries, Inc. Class A	400	12,666
*	Hain Celestial Group, Inc.	24,700	634,049
*	Hines Horticulture, Inc.	1,800	6,534
	Imperial Sugar Co. (New)	2,000	46,520
	Ingles Market, Inc. Class A	15,000	259,050
	J & J Snack Foods Corp.	1,400	45,290
	J. M. Smucker Co.	70,182	2,909,746
#	Kraft Foods, Inc.	703,740	23,293,794
	Lance, Inc.	14,000	333,480
	Longs Drug Stores Corp.	28,900	1,330,556
	MGP Ingredients, Inc.	16,200	461,376
	Molson Coors Brewing Co.	93,200	6,037,496
*	Monterey Pasta Co.	7,500	50,025
#	Nash Finch Co.	10,300	239,269
*	Natrol, Inc.	900	1,989
*	Natural Alternatives International, Inc.	200	2,030
*	Omega Protein Corp.	7,800	47,736
*	Pathmark Stores, Inc.	9,720	90,882
	PepsiAmericas, Inc.	168,100	3,753,673
* #	Performance Food Group Co.	22,200	723,498
#	Pilgrim’s Pride Corp.	30,700	829,821
*	PriceSmart, Inc.	16,850	209,612
*	Pyramid Breweries, Inc.	4,000	10,480
	Ralcorp Holdings, Inc.	800	33,448
* #	Redhook Ale Brewery, Inc.	5,900	22,892
#	Reynolds American, Inc.	134,600	14,797,924
	Ruddick Corp.	41,700	977,448
* #	San Filippo (John B.) & Son, Inc.	3,000	41,430
	Seaboard Corp.	1,100	1,443,200
*	Smart & Final Food, Inc.	15,300	262,395
*	Smithfield Foods, Inc.	60,100	1,671,381
	Spartan Stores, Inc.	6,800	90,100
#	Supervalu, Inc.	178,400	5,202,144

7

		Shares	Value†
	Tasty Baking Co.	4,500	$40,770
	The Topps Co., Inc.	46,900	383,173
*	TreeHouse Foods, Inc.	11,800	294,882
	Tyson Foods, Inc. Class A	235,230	3,766,032
	Universal Corp.	34,900	1,286,414
	Weis Markets, Inc.	27,100	1,085,084
*	Wild Oats Markets, Inc.	1,000	15,950
* #	Winn-Dixie Stores, Inc.	4,700	1,833
Total Consumer Staples			139,741,033

Energy — (10.7%)
	Adams Resources & Energy, Inc.	1,200	37,728
	Anadarko Petroleum Corp.	730,068	36,262,478
	Apache Corp.	289,546	18,785,744
	Arch Coal, Inc.	2	97
*	Atlas America, Inc.	1,798	81,989
* #	ATP Oil & Gas Corp.	1,400	58,772
*	Brigham Exploration Co.	1,100	8,470
* #	Bristow Group, Inc.	13,400	482,534
	Cabot Oil & Gas Corp.	25,650	1,125,265
*	Callon Petroleum Co.	12,800	228,608
*	Carrizo Oil & Gas, Inc.	100	2,818
#	Chesapeake Energy Corp.	216,700	6,628,853
#	Cimarex Energy Co.	125,700	5,098,392
*	Clayton Williams Energy, Inc.	5,600	222,880
* #	Comstock Resources, Inc.	13,300	376,922
	ConocoPhillips	1,855,045	117,405,798
*	Dawson Geophysical Co.	400	13,828
* #	Delta Petroleum Corp.	8,728	150,122
	Devon Energy Corp.	163,800	9,395,568
	Diamond Offshore Drilling, Inc.	77,900	6,679,146
*	Dril-Quip, Inc.	900	70,857
*	Edge Petroleum Corp.	4,300	89,053
* #	Energy Partners, Ltd.	9,800	207,760
	ENSCO International, Inc.	85,046	4,251,450
	EOG Resources, Inc.	107,900	7,084,714
*	Forest Oil Corp.	46,950	1,532,448
*	Giant Industries, Inc.	3,600	227,520
*	Grey Wolf, Inc.	5,400	41,310
	Gulf Island Fabrication, Inc.	2,500	57,325
*	Gulfmark Offshore, Inc.	9,200	231,472
* #	Hanover Compressor Co.	48,483	871,240
*	Harvest Natural Resources, Inc.	23,900	330,059
	Helmerich & Payne, Inc.	40,300	2,650,128
#	Hess Corp.	91,500	13,725,000
* #	Houston Exploration Co.	14,200	756,718
* #	Input/Output, Inc.	24,000	231,840
	Kerr-McGee Corp.	79,889	8,536,140
*	Key Energy Group, Inc.	49,800	839,130
*	Lone Star Technologies, Inc.	5,800	281,300
	Marathon Oil Corp.	306,495	23,002,450
	MarkWest Hydrocarbon, Inc.	193	4,352
#	Massey Energy Co.	33,400	1,246,488
* #	Matrix Service Co.	4,000	47,360
* #	Maverick Tube Corp.	13,900	669,980

8

		Shares	Value†
*	Meridian Resource Corp.	31,000	$99,820
*	NATCO Group, Inc. Class A	2,600	79,950
*	National-Oilwell, Inc.	3,579	236,429
* #	Newfield Exploration Co.	50,780	2,169,829
*	Newpark Resources, Inc.	17,300	101,724
#	Noble Energy, Inc.	149,100	6,479,886
	Occidental Petroleum Corp.	40,776	4,040,494
* #	Oil States International, Inc.	17,600	611,424
	Overseas Shipholding Group, Inc.	37,300	1,915,355
*	Parallel Petroleum Corp.	3,900	94,302
*	Parker Drilling Co.	5,700	42,066
#	Peabody Energy Corp.	139,600	8,702,664
	Penn Virginia Corp.	2,400	162,960
* #	Petrohawk Energy Corp.	51,062	598,957
*	Petroleum Development Corp.	1,600	58,304
#	Pioneer Natural Resources Co.	98,600	4,023,866
* #	Plains Exploration & Production Co.	20,710	739,347
	Pogo Producing Co.	82,300	3,708,438
* #	Pride International, Inc.	59,900	1,937,765
#	Range Resources Corp.	28,650	742,035
	Rowan Companies, Inc.	66,200	2,636,084
* #	SEACOR Holdings, Inc.	19,308	1,573,602
* #	Southwestern Energy Co.	1,400	45,220
*	Stone Energy Corp.	14,400	717,840
#	Sunoco, Inc.	57,800	3,964,502
*	Swift Energy Corp.	25,900	1,040,144
	Tesoro Petroleum Corp.	30,900	2,104,599
*	TETRA Technologies, Inc.	5,612	163,141
	Tidewater, Inc.	85,200	4,321,344
*	TransMontaigne, Inc.	16,600	190,900
*	Trico Marine Services, Inc.	800	25,840
* #	Unit Corp.	13,300	796,936
*	Universal Compression Holdings, Inc.	19,400	1,127,528
	USEC, Inc.	117,400	1,415,844
	Valero Energy Corp.	432,800	26,552,280
*	Veritas DGC, Inc.	2,200	103,906
*	Whiting Petroleum Corp.	4,666	176,608
Total Energy			353,534,039

Financials — (31.0%)
	1st Source Corp.	28,198	804,489
	21st Century Insurance Group	102,900	1,555,848
	A.G. Edwards, Inc.	48,600	2,604,960
*	ACE Cash Express, Inc.	6,900	183,609
	Advanta Corp. Class A	14,300	478,478
	Advanta Corp. Class B Non-Voting	18,300	669,780
*	Aether Holdings, Inc.	17,690	70,937
	Alfa Corp.	31,257	485,421
*	Allegheny Corp.	2,643	746,119
	Allstate Corp.	705,500	38,809,555
	AMBAC Financial Group, Inc.	160,300	12,848,045
#	American Capital Strategies, Ltd.	163,223	5,590,388
	American Equity Investment Life Holding Co.	43,800	571,590
	American Financial Group, Inc.	117,400	4,949,584
*	American Independence Corp.	866	9,474

9

		Shares	Value†
	American National Insurance Co.	24,200	$2,808,410
*	American Physicians Capital, Inc.	3,500	161,770
*	AmeriCredit Corp.	63,900	1,855,656
*	AmeriServe Financial, Inc.	4,300	21,500
	AmerUs Group Co.	54,100	3,145,374
	AmSouth Bancorporation	2,100	56,280
	AON Corp.	274,500	9,785,925
*	Argonaut Group, Inc.	20,250	622,890
	Associated Banc-Corp	1,004	33,192
	Assurant, Inc.	196,800	9,619,584
#	Astoria Financial Corp.	6,500	196,690
	Baldwin & Lyons, Inc. Class B	5,100	119,850
*	Bancinsurance Corp.	1,800	10,800
	Bank of America Corp.	28,000	1,355,200
	Bank of Granite Corp.	300	5,736
	Bank of Hawaii Corp.	60,300	3,059,019
	BankUnited Financial Corp. Class A	30,500	946,110
	Banner Corp.	10,066	371,435
#	BB&T Corp.	437	18,166
	Bear Stearns Companies, Inc.	129,622	17,336,942
	Berkley (W.R.) Corp.	53,155	1,826,937
	Berkshire Hills Bancorp, Inc.	4,900	168,560
	Beverly Hills Bancorp, Inc.	23,300	218,787
*	BFC Financial Corp.	4,800	31,152
*	BNCCORP, Inc.	200	2,500
#	Brookline Bancorp, Inc.	83,725	1,198,942
#	Capital One Financial Corp.	71,044	5,880,312
	Cash America International, Inc.	26,400	812,328
#	Center Bancorp, Inc.	8,900	117,302
*	Ceres Group, Inc.	706	4,229
	CFS Bancorp, Inc.	12,623	186,568
	Chemical Financial Corp.	31,905	931,945
	Chubb Corp.	621,700	31,414,501
	Cincinnati Financial Corp.	263,650	12,085,716
	CIT Group, Inc.	298,400	15,337,760
	Citigroup, Inc.	45,069	2,221,902
	Citizens First Bancorp, Inc.	9,200	253,000
	Citizens South Banking Corp.	1,842	22,859
* #	Citizens, Inc.	8,136	42,958
	City Holding Co.	6,500	235,040
	Clark, Inc.	6,600	87,120
*	CNA Financial Corp.	191,800	6,248,844
*	CNA Surety Corp.	25,800	442,986
	Columbia Banking System, Inc.	6,623	222,533
	Comerica, Inc.	72,600	3,974,850
	Commerce Bancshares, Inc.	1,786	92,354
	Commerce Group, Inc.	37,600	2,133,800
	Commercial Capital Bancorp, Inc.	6,669	104,703
#	Community Bank System, Inc.	38,200	740,698
	Community West Bancshares	400	6,244
	Compass Bancshares, Inc.	2,700	150,255
*	CompuCredit Corp.	36,500	1,396,490
*	Conseco, Inc.	112,000	2,698,080
#	Corus Bankshares, Inc.	26,800	757,100
	Countrywide Financial Corp.	852,098	32,618,311

10

		Shares	Value†
	Delphi Financial Group, Inc. Class A	38,600	$2,040,782
	Dime Community Bancshares	18,212	257,518
	Donegal Group, Inc. Class A	25,969	458,872
#	Downey Financial Corp.	28,100	1,913,610
* #	E*TRADE Financial Corp.	165,300	4,011,831
	EMC Insurance Group, Inc.	17,600	561,088
*	Epoch Holding Corp.	600	3,000
#	F.N.B. Corp.	5,700	91,941
	FBL Financial Group, Inc. Class A	38,200	1,366,796
	Federal Agriculture Mortgage Corporation	10,100	253,005
	Fidelity National Financial, Inc.	90,335	3,747,999
#	Fidelity National Title Group, Inc.	15,808	345,247
	Financial Federal Corp.	2,850	79,714
*	Financial Industries Corp.	2,444	20,187
	First American Corp.	128,800	5,405,736
*	First Cash Financial Services, Inc.	5,400	115,884
	First Charter Corp.	7,900	189,126
	First Citizens BancShares, Inc.	3,900	736,359
	First Commonwealth Financial Corp.	43,300	567,230
	First Community Bancorp	10,000	580,600
	First Community Bancshares, Inc.	3,077	98,156
	First Defiance Financial Corp.	100	2,708
	First Financial Corp.	18,075	552,914
	First Indiana Corp.	10,936	286,742
*	First Mariner Bancorp, Inc.	300	5,775
	First Merchants Corp.	25,041	593,722
	First Niagara Financial Group, Inc.	146,580	2,065,312
	First PacTrust Bancorp, Inc.	600	17,376
	First Place Financial Corp.	20,303	463,924
	First Republic Bank	10,200	428,604
	First State Bancorporation	4,000	93,440
	Firstbank Corp.	200	4,710
*	FirstCity Financial Corp.	3,000	34,110
* #	FirstFed Financial Corp.	9,500	549,480
	Flagstar Bancorp, Inc.	51,000	823,140
*	FPIC Insurance Group, Inc.	6,100	229,177
*	Franklin Bank Corp.	11,600	230,840
	Fremont General Corp.	109,500	2,215,185
#	GB&T Bancshares, Inc.	13,803	297,731
	Great American Financial Resources, Inc.	21,000	410,760
*	Great Lakes Bancorp, Inc.	3,090	54,538
	Greene County Bancshares, Inc.	100	3,007
	GS Financial Corp.	100	1,805
	Hancock Holding Co.	1,600	86,304
	Hanover Insurance Group, Inc.	49,000	2,320,150
	Harbor Florida Bancshares, Inc.	4,000	147,040
	Harleysville Group, Inc.	40,600	1,124,214
	Hartford Financial Services Group, Inc.	380,273	33,441,208
	HCC Insurance Holdings, Inc.	17,700	543,213
	Heritage Commerce Corp.	199	4,786
	HF Financial Corp.	110	1,928
	HMN Financial, Inc.	3,596	121,365
	Horace Mann Educators Corp.	51,100	855,925
	Horizon Financial Corp.	1,800	44,046
	Hudson City Bancorp, Inc.	868,281	11,886,767

11

		Shares	Value†
	Huntington Bancshares, Inc.	1,700	$39,984
	Independence Community Bank Corp.	80,687	3,387,240
	IndyMac Bancorp, Inc.	67,800	3,112,020
	Infinity Property & Casualty Corp.	27,700	1,180,574
	Integra Bank Corp.	20,800	469,456
	Irwin Financial Corp.	35,100	723,060
	ITLA Capital Corp.	2,700	134,595
	Janus Capital Group, Inc.	315,600	5,683,956
	Jefferies Group, Inc.	45,600	1,333,344
	JPMorgan Chase & Co.	2,414,248	102,943,535
	KeyCorp	215,100	7,683,372
	KNBT Bancorp, Inc.	38,900	634,070
*	Knight Capital Group, Inc.	71,800	1,107,156
* #	LaBranche & Co., Inc.	2,500	32,350
	LandAmerica Financial Group, Inc.	22,300	1,492,316
	Lehman Brothers Holdings, Inc.	182,142	12,132,479
#	Leucadia National Corp.	153,600	9,836,544
	Lincoln National Corp.	359,707	20,208,339
#	LNB Bancorp, Inc.	6,800	125,052
	Loews Corp.	891,900	30,306,762
	MAF Bancorp, Inc.	46,500	2,012,985
	Marshall & Ilsley Corp.	1,180	53,501
#	MBIA, Inc.	203,250	11,611,672
	MCG Capital Corp.	43,200	679,536
*	Meadowbrook Insurance Group, Inc.	11,100	84,138
	Medallion Financial Corp.	20,360	265,291
	Mercantile Bankshares Corp.	3,571	128,377
*	Mercer Insurance Group, Inc.	1,000	18,690
	Merrill Lynch & Co., Inc.	358,300	25,944,503
	MetLife, Inc.	1,165,400	59,983,138
#	MGIC Investment Corp.	132,400	8,721,188
	MicroFinancial, Inc.	400	1,392
	Midland Co.	2,200	87,340
	National City Corp.	5,788	213,461
	National Western Life Insurance Co. Class A	700	158,186
	Nationwide Financial Services, Inc.	85,800	3,715,140
*	Navigators Group, Inc.	10,800	445,176
	New York Community Bancorp, Inc.	438,200	7,300,412
#	NewAlliance Bancshares, Inc.	139,500	1,962,765
	North Fork Bancorporation, Inc.	617,170	18,188,000
	Northwest Bancorp, Inc.	2,200	55,088
	NYMAGIC, Inc.	300	9,525
	OceanFirst Financial Corp.	2,300	50,094
* #	Ocwen Financial Corp.	39,300	445,662
#	Odyssey Re Holdings Corp.	95,000	2,325,600
	Ohio Casualty Corp.	94,600	2,825,702
	Old Republic International Corp.	349,212	7,462,660
#	Omega Financial Corp.	17,411	556,978
*	Pacific Mercantile Bancorp	1,000	18,250
*	Pacific Premier Bancorp, Inc.	300	3,450
	Partners Trust Financial Group, Inc.	67,727	772,765
*	Penn Treaty American Corp.	6,225	50,547
	Peoples Bancorp, Inc. OH	12,800	364,544
	PFF Bancorp, Inc.	31,500	1,071,000
*	Pico Holdings, Inc.	9,700	329,800

12

		Shares	Value†
*	Piper Jaffray Companies, Inc.	3,100	$196,199
*	PMA Capital Corp. Class A	17,357	179,645
	PMI Group, Inc.	135,600	6,169,800
*	Premier Financial Bancorp, Inc.	400	6,104
	Presidential Life Corp.	25,258	631,703
	Principal Financial Group, Inc.	442,700	24,193,555
*	ProAssurance Corp.	14,175	669,202
	ProCentury Corp.	1,500	19,215
	Protective Life Corp.	94,200	4,174,944
	Provident Financial Holdings, Inc.	7,575	211,115
#	Provident Financial Services, Inc.	92,028	1,689,634
	Provident New York Bancorp	48,300	624,036
	Prudential Financial, Inc.	773,700	58,917,255
*	PSB Bancorp, Inc.	700	8,428
	Radian Group, Inc.	127,004	7,762,484
	Rainier Pacific Financial Group, Inc.	2,800	49,168
	Regions Financial Corp.	119,637	4,049,712
	Reinsurance Group of America, Inc.	84,100	3,990,545
	Renasant Corp.	13,700	518,271
*	Republic First Bancorp, Inc.	677	9,173
	Resource America, Inc.	17,900	331,150
*	Rewards Network, Inc.	47	395
	Riverview Bancorp, Inc.	1,000	24,380
	RLI Corp.	23,300	1,102,090
	Rome Bancorp, Inc.	6,980	90,042
*	RTW, Inc.	2,300	25,553
	SAFECO Corp.	179,566	9,942,569
	Sanders Morris Harris Group, Inc.	1,100	16,995
*	SCPIE Holdings, Inc.	800	18,792
*	Seabright Insurance Holdings	2,800	44,352
	Selective Insurance Group, Inc.	38,400	2,092,800
	Simmons First National Corp. Class A	19,323	510,127
	Sound Federal Bancorp, Inc.	9,736	201,340
	South Financial Group, Inc.	111,253	3,087,271
#	Southern Community Financial Corp.	10,685	103,965
	Sovereign Bancorp, Inc.	393,318	8,770,991
	StanCorp Financial Group, Inc.	58,000	2,831,560
	State Auto Financial Corp.	33,000	1,072,500
	Sterling Financial Corp.	19,188	576,408
	Stewart Information Services Corp.	22,200	843,822
*	Stifel Financial Corp.	400	14,848
* #	Sun American Bancorp	700	3,745
*	Sun Bancorp, Inc.	10,410	176,449
	SunTrust Banks, Inc.	429,300	32,502,303
*	Superior Bancorp	3,700	42,439
	Susquehanna Bancshares, Inc.	39,402	899,942
*	SVB Financial Group	780	37,612
	SWS Group, Inc.	10,800	250,884
	Synergy Financial Group, Inc.	11,000	161,370
	TD Banknorth, Inc.	205,070	5,873,205
#	The Phoenix Companies, Inc.	88,600	1,256,348
	The St. Paul Travelers Companies, Inc.	986,500	43,425,730
	TierOne Corp.	16,700	547,760
	Timberland Bancorp, Inc.	1,300	40,040
#	Torchmark Corp.	138,500	8,154,880

13

		Shares	Value†
	Transatlantic Holdings, Inc.	97,800	$5,623,500
*	Triad Guaranty, Inc.	9,500	514,235
	UMB Financial Corp.	57,740	1,860,383
	Umpqua Holdings Corp.	53,000	1,396,020
*	Unico American Corp.	1,900	22,325
	UnionBanCal Corp.	500	33,825
	United Community Financial Corp.	42,400	488,024
	Unitrin, Inc.	82,900	3,714,749
	Unity Bancorp, Inc.	1,620	29,306
*	Universal American Financial Corp.	46,291	647,611
	UnumProvident Corp.	445,100	7,993,996
#	Wachovia Corp.	365,254	19,541,089
	Washington Federal, Inc.	131,345	3,013,054
#	Washington Mutual, Inc.	952,778	43,742,038
	Webster Financial Corp.	80,300	3,893,747
	Wesbanco, Inc.	30,259	909,586
	Wesco Financial Corp.	3,926	1,564,904
	Whitney Holding Corp.	8,775	317,128
	Willow Grove Bancorp, Inc.	16,310	273,192
	Wintrust Financial Corp.	500	25,665
*	World Acceptance Corp.	1,030	33,135
	Yardville National Bancorp	2,800	103,068
Total Financials			1,024,731,284

Health Care — (3.2%)
*	Accelrys, Inc.	15,400	110,418
	Aetna, Inc.	367,600	14,137,896
*	Air Methods Corp.	3,200	71,840
*	Albany Molecular Research, Inc.	15,000	154,650
*	Allied Healthcare International, Inc.	9,600	36,672
*	Allied Healthcare Products, Inc.	100	605
	Alpharma, Inc. Class A	56,500	1,323,230
*	American Dental Partners, Inc.	2,550	35,343
	American Shared Hospital Services	250	1,600
	AmerisourceBergen Corp.	272,744	11,888,911
*	AMN Healthcare Services, Inc.	6,900	135,792
	Analogic Corp.	16,533	944,530
*	Andrx Corp.	300	7,008
*	Applera Corp. - Celera Genomics Group	31,400	351,680
*	Arena Pharmaceuticals, Inc.	2,400	32,736
*	Arqule, Inc.	3,500	18,900
	Atrion Corp.	100	7,200
*	Avigen, Inc.	8,200	46,002
*	BioMarin Pharmaceutical, Inc.	5,028	65,314
*	Bio-Rad Laboratories, Inc. Class A	3,500	232,470
*	BioScrip, Inc.	17,300	96,015
*	Bioveris Corp.	600	3,990
*	Bradley Pharmaceuticals, Inc.	900	11,646
*	Bruker BioSciences Corp.	12,700	73,533
* #	Caliper Life Sciences, Inc.	14,800	76,072
	Cambrex Corp.	16,700	337,340
*	Candela Corp.	5,100	87,822
*	Capital Senior Living Corp.	9,600	105,600
* #	Cell Genesys, Inc.	2,600	16,094
*	Charles River Laboratories International, Inc.	33,800	1,353,352

14

		Shares	Value†
#	Chemed Corp.	2,400	$129,240
	Cigna Corp.	69,000	6,399,060
*	Ciphergen Biosystems, Inc.	2,500	2,875
*	Community Health Systems, Inc.	700	26,390
*	Conmed Corp.	14,650	284,796
#	Cooper Companies, Inc.	537	25,427
*	Cross Country Healthcare, Inc.	19,800	349,074
*	CryoLife, Inc.	1,100	4,961
	Datascope Corp.	10,947	375,592
*	Dendreon Corp.	14,800	65,120
*	Discovery Partners International, Inc.	8,500	21,165
*	Dyax Corp.	12,578	47,168
	Eli Lilly & Co.	676	34,909
*	Emdeon Corp.	154,720	1,796,299
* #	Emisphere Technologies, Inc.	1,000	9,750
*	Encore Medical Corp.	20,682	102,996
*	Enzon Pharmaceuticals, Inc.	800	5,960
* #	Epicept Corp.	628	1,683
*	Exelixis, Inc.	5,300	57,505
*	First Horizon Pharmaceutical Corp.	3,865	81,590
*	Fisher Scientific International, Inc.	82,300	6,110,775
*	Five Star Quality Care, Inc.	300	3,300
*	Gene Logic, Inc.	7,161	17,473
*	Gentiva Health Services, Inc.	2,100	36,477
*	Greatbatch, Inc.	4,500	102,105
*	Hanger Orthopedic Group, Inc.	9,000	70,470
*	Harvard Bioscience, Inc.	14,900	62,580
*	Health Net, Inc.	1,100	47,322
*	HealthTronics, Inc.	13,619	100,508
*	HMS Holdings Corp.	3,200	30,848
* #	Hologic, Inc.	8,400	331,716
	Hooper Holmes, Inc.	21,200	63,812
*	Horizon Health Corp.	96	2,033
* #	Human Genome Sciences, Inc.	3,500	38,360
*	Humana, Inc.	89,300	4,521,259
*	Illumina, Inc.	24,400	666,852
*	ImmunoGen, Inc.	800	2,920
*	IMPATH Bankruptcy Liquidating Trust	600	1,137
*	Inspire Pharmaceuticals, Inc.	5,100	24,378
*	Invitrogen Corp.	36,500	2,326,510
*	Iridex Corp.	1,200	12,480
*	Kendle International, Inc.	1,663	53,914
* #	Kindred Healthcare, Inc.	10,700	271,352
*	King Pharmaceuticals, Inc.	8,300	147,574
* #	La Jolla Pharmaceutical Co.	2,400	9,024
*	Lexicon Genetics, Inc.	8,953	44,765
* #	LifePoint Hospitals, Inc.	2,871	101,432
#	Manor Care, Inc.	29,800	1,383,912
*	Matria Healthcare, Inc.	1,300	37,518
*	Maxygen, Inc.	14,800	114,552
	McKesson Corp.	229,000	11,335,500
*	MedCath Corp.	1,900	29,602
*	Medco Health Solutions, Inc.	143,000	7,707,700
*	Medical Staffing Network Holdings, Inc.	4,500	21,420
*	MEDTOX Scientific, Inc.	4,050	40,905

15

		Shares	Value†
*	Millennium Pharmaceuticals, Inc.	184,535	$1,579,620
*	Molecular Devices Corp.	6,100	175,314
* #	Nabi Biopharmaceuticals	12,300	72,201
*	Natus Medical, Inc.	3,300	41,151
*	Neose Technologies, Inc.	60	183
*	Neurogen Corp.	5,300	28,991
* #	North American Scientific, Inc.	3,375	6,514
#	Omnicare, Inc.	64,800	3,004,128
	Option Care, Inc.	2,900	32,683
*	Orthologic Corp.	500	775
* #	Oscient Pharmaceutical Corp.	800	1,008
*	Osteotech, Inc.	370	1,665
*	Parexel International Corp.	7,800	223,860
*	PDI, Inc.	4,300	59,125
*	Pediatric Services of America, Inc.	2,600	34,060
*	Pediatrix Medical Group, Inc.	4,600	212,474
	PerkinElmer, Inc.	164,100	3,423,126
	Perrigo Co.	1,900	31,958
* #	Per-Se Technologies, Inc.	3,852	95,992
*	Pharmacopia Drug Discovery, Inc.	7,900	39,105
*	Pharmacyclics, Inc.	1,000	4,010
#	PolyMedica Corp.	10,300	395,417
*	PRAECIS Pharmaceuticals, Inc.	4,100	21,894
* #	PSS World Medical, Inc.	58,259	1,034,680
*	Quidel Corp.	500	4,715
*	Res-Care, Inc.	8,410	166,939
*	Respironics, Inc.	1,072	36,469
*	Rita Medical Systems, Inc.	14,200	51,972
* #	Sangamo BioSciences, Inc.	8,354	63,490
*	Savient Pharmaceuticals, Inc.	20,289	116,662
*	Schein (Henry), Inc.	10,913	502,980
*	Serologicals Corp.	13,850	431,705
*	SFBC International, Inc.	1,500	23,325
*	Sonic Innovations, Inc.	100	487
*	Spectrum Pharmaceuticals, Inc.	1,800	7,092
*	SRI/Surgical Express, Inc.	700	3,598
* #	Staar Surgical Co.	4,200	36,288
* #	Sunrise Senior Living, Inc.	19,800	663,102
*	Synovis Life Technologies, Inc.	4,830	47,093
* #	Tenet Healthcare Corp.	20,050	158,796
*	Theragenics Corp.	7,300	24,747
* #	Thermo Electron Corp.	70,645	2,595,497
*	Third Wave Technologies, Inc.	8,100	21,060
*	Thoratec Corp.	5,930	84,028
*	Triad Hospitals, Inc.	33,762	1,359,933
	UnitedHealth Group, Inc.	31,250	1,373,750
*	Urologix, Inc.	11,772	41,908
*	Viasys Healthcare, Inc.	13,417	337,974
*	Watson Pharmaceuticals, Inc.	62,400	1,580,592
*	WellPoint, Inc.	104,678	7,492,851
*	Zoll Medical Corp.	3,800	112,556
Total Health Care			105,317,849

Industrials — (10.7%)
* #	AAR Corp.	12,500	301,000

16

		Shares	Value†
	Abrams Industries, Inc.	2,187	$9,317
*	ABX Air, Inc.	4,981	33,572
	Aceto Corp.	23,600	180,776
* #	Active Power, Inc.	10,134	44,691
	Adesa, Inc.	64,500	1,468,020
	Administaff, Inc.	1,200	46,116
*	AGCO Corp.	71,000	1,736,660
	Alamo Group, Inc.	10,335	224,683
*	Alaska Air Group, Inc.	15,600	604,344
	Albany International Corp. Class A	17,000	679,320
#	Alexander & Baldwin, Inc.	58,300	2,638,075
*	Allied Defense Group, Inc.	1,400	30,044
* #	Allied Waste Industries, Inc.	197,800	2,359,754
	Ambassadors International, Inc.	3,900	86,697
	American Power Conversion Corp.	1,300	25,584
* #	American Superconductor Corp.	3,800	35,606
	Ameron International Corp.	7,300	418,144
* #	AMR Corp.	3,600	88,776
	Amrep Corp.	500	20,880
	Apogee Enterprises, Inc.	8,500	127,500
	Applied Industrial Technologies, Inc.	35,550	1,370,453
	Applied Signal Technologies, Inc.	2,300	40,365
#	Arkansas Best Corp.	22,000	906,620
*	Armor Holdings, Inc.	8,200	468,384
*	Astec Industries, Inc.	3,511	121,270
*	Aviall, Inc.	5,100	240,465
*	AZZ, Inc.	3,400	77,010
	Banta Corp.	12,600	623,196
	Barnes Group, Inc.	7,500	309,675
	Bowne & Co., Inc.	32,500	471,250
	Burlington Northern Santa Fe Corp.	311,900	24,144,179
	C&D Technologies, Inc.	23,800	157,080
	Cascade Corp.	3,500	131,600
*	Casella Waste Systems, Inc. Class A	4,500	70,200
* #	CBIZ, Inc.	42,800	353,100
	CDI Corp.	15,700	462,365
*	Celadon Group, Inc.	3,000	83,910
	Cendant Corp.	691,284	11,178,062
	Central Parking Corp.	33,500	479,385
*	Cenveo, Inc.	11,500	217,925
*	Channell Commercial Corp.	700	2,520
	CIRCOR International, Inc.	15,450	452,222
	Comfort Systems USA, Inc.	15,500	201,500
*	Compudyne Corp.	1,900	13,224
*	Consolidated Graphics, Inc.	5,700	290,358
* #	Continental Airlines, Inc.	12,500	310,000
*	Cornell Companies, Inc.	3,700	58,460
*	Corrections Corporation of America	12,000	613,800
*	Covenant Transport, Inc. Class A	9,750	127,725
	CSX Corp.	352,900	23,616,068
	Cubic Corp.	32,500	609,375
#	Curtiss-Wright Corp.	2,144	72,467
	Deere & Co.	2,300	196,880
* #	Distributed Energy Systems Corp.	1,900	9,633
*	Dollar Thrifty Automotive Group, Inc.	22,900	1,041,492

17

		Shares	Value†
	Donnelley (R.R.) & Sons Co.	10,300	$331,454
*	Ducommun, Inc.	4,000	77,680
	Eaton Corp.	2,600	191,204
*	EGL, Inc.	5,400	243,378
*	Electro Rent Corp.	15,800	260,700
*	EMCOR Group, Inc.	11,600	557,844
* #	Encore Wire Corp.	7,550	288,335
*	EnerSys	9,400	132,070
	Ennis, Inc.	33,300	650,016
* #	EnPro Industries, Inc.	14,100	490,116
*	ESCO Technologies, Inc.	800	41,040
*	Esterline Technologies Corp.	16,400	672,564
*	Exponent, Inc.	800	24,000
	Federal Signal Corp.	52,200	797,616
	FedEx Corp.	4,782	522,529
*	First Consulting Group, Inc.	1,900	17,214
	Florida East Coast Industries, Inc.	9,300	515,313
*	Flowserve Corp.	32,400	1,723,032
*	Foster (L.B.) Co. Class A	700	16,716
* #	Frontier Airlines Holdings, Inc.	15,400	95,326
*	Frozen Food Express Industries, Inc.	6,500	65,585
* #	FuelCell Energy, Inc.	18,572	194,263
	G & K Services, Inc. Class A	28,743	1,110,055
*	Gardner Denver Machinery, Inc.	2,255	170,162
	GATX Corp.	75,897	3,294,689
*	Gehl Co.	4,050	107,487
#	Gencorp, Inc.	19,700	357,358
* #	Genesee & Wyoming, Inc.	7,050	211,782
*	Genlyte Group, Inc.	10,900	760,602
*	GP Strategies Corp.	8,200	63,140
	Granite Construction, Inc.	15,300	632,349
* #	Griffon Corp.	23,170	628,834
	Hardinge, Inc.	9,359	133,366
*	Hawk Corp.	600	8,184
	Healthcare Services Group, Inc.	900	18,279
	Heico Corp.	9,800	300,370
	Heico Corp. Class A	4,770	128,456
*	Heidrick & Struggles International, Inc.	6,200	218,984
*	Herley Industries, Inc.	5,800	109,736
*	Hub Group, Inc. Class A	1,000	47,320
*	Hudson Highland Group, Inc.	3,780	45,058
#	Hunt (J.B.) Transport Services, Inc.	100,000	2,447,000
*	Huttig Building Products, Inc.	4,100	26,281
	IDEX Corp.	12,750	616,463
	IKON Office Solutions, Inc.	195,500	2,525,860
*	Industrial Distribution Group, Inc.	1,300	12,987
*	Infrasource Services, Inc.	3,000	55,200
*	Innotrac Corp.	200	460
*	Innovative Solutions & Support, Inc.	1,200	16,152
* #	Insituform Technologies, Inc. Class A	9,500	243,200
* #	Integrated Alarm Services Group, Inc.	1,500	5,595
	Interpool, Inc.	21,400	425,004
*	Jacuzzi Brands, Inc.	12,700	118,999
	JLG Industries, Inc.	74,600	1,622,550
#	Joy Global, Inc.	11,250	604,575

18

		Shares	Value†
*	Kadant, Inc.	4,057	$95,096
	Kaman Corp. Class A	22,897	425,884
* #	Kansas City Southern	52,200	1,384,866
	Kelly Services, Inc. Class A	42,304	1,144,746
	Kennametal, Inc.	39,700	2,374,060
*	Key Technology, Inc.	1,100	13,695
*	Kforce, Inc.	900	13,752
* #	Kirby Corp.	8,300	623,579
*	Korn/Ferry International	12,400	254,200
*	K-Tron International, Inc.	200	9,560
*	LaBarge, Inc.	1,800	23,850
*	Labor Ready, Inc.	3,600	83,340
*	Ladish Co., Inc.	3,000	118,170
	Laidlaw International, Inc.	41,675	1,050,210
*	Layne Christensen Co.	800	21,680
	Lennox International, Inc.	44,800	1,275,456
	Lockheed Martin Corp.	133,500	9,677,415
	LSI Industries, Inc.	8,950	131,565
*	Lydall, Inc.	4,800	43,488
*	M&F Worldwide Corp.	6,400	101,120
*	Mac-Gray Corp.	4,300	55,513
*	Magnetek, Inc.	11,700	31,473
*	MAIR Holdings, Inc.	6,100	35,136
	Manpower, Inc.	36,700	2,415,961
*	Marten Transport, Ltd.	7,700	150,689
	McGrath Rentcorp.	6,008	159,512
* #	Medialink Worldwide, Inc.	1,800	7,200
*	Merrimac Industries, Inc.	1,100	10,340
*	Mesa Air Group, Inc.	15,700	150,406
*	MFRI, Inc.	1,000	10,410
* #	Midwest Air Group, Inc.	4,200	18,774
*	Miller Industries, Inc.	2,800	54,992
#	Mine Safety Appliances Co.	2,700	111,267
*	Misonix, Inc.	4,400	23,540
* #	Mobile Mini, Inc.	11,800	369,930
* #	Modtech Holdings, Inc.	1,900	17,841
*	Monster Worldwide, Inc.	14,113	689,702
*	Moog, Inc. Class A	7,262	252,500
	Mueller Industries, Inc.	24,300	793,395
	NACCO Industries, Inc. Class A	8,700	1,243,056
*	Nashua Corp.	400	3,004
* #	National Patent Development Corp.	7,600	10,868
*	National Technical Systems, Inc.	2,000	15,920
* #	NCI Building Systems, Inc.	12,600	764,064
*	NCO Group, Inc.	17,897	470,870
	Norfolk Southern Corp.	671,900	35,449,444
	Northrop Grumman Corp.	527,310	34,106,411
*	Old Dominion Freight Line, Inc.	675	20,797
* #	Orbital Sciences Corp.	25,813	386,937
*	P.A.M. Transportation Services, Inc.	400	10,716
	Paccar, Inc.	3,825	293,951
	Parker Hannifin Corp.	2,600	202,852
*	Park-Ohio Holdings Corp.	2,800	48,972
*	Patrick Industries, Inc.	100	1,239
*	Patriot Transportation Holding, Inc.	200	17,578

19

		Shares	Value†
*	PHH Corp.	34,238	$875,123
*	Powell Industries, Inc.	1,400	31,570
*	Power-One, Inc.	10,800	66,312
	Precision Castparts Corp.	96,110	5,538,819
#	Preformed Line Products Co.	100	3,539
	Providence & Worcester Railroad Co.	1,000	16,960
#	PW Eagle, Inc.	500	14,045
* #	Quanta Services, Inc.	45,300	754,245
*	RailAmerica, Inc.	17,600	198,000
	Raytheon Co.	535,600	24,557,260
*	RCM Technologies, Inc.	800	4,640
	Regal-Beloit Corp.	38,400	1,840,512
*	RemedyTemp, Inc.	3,200	52,832
*	Republic Airways Holdings, Inc.	19,400	297,790
	Robbins & Myers, Inc.	13,600	318,784
*	Rush Enterprises, Inc. Class A	10,100	175,942
*	Rush Enterprises, Inc. Class B	500	8,065
	Ryder System, Inc.	91,800	4,959,954
*	SCS Transportation, Inc.	10,900	266,723
*	Sequa Corp. Class A	3,300	266,475
*	Sequa Corp. Class B	800	64,920
*	Shaw Group, Inc.	25,300	673,992
*	Sitel Corp.	5,500	26,015
	Skywest, Inc.	78,300	1,818,909
*	SL Industries, Inc.	400	6,244
	Smith (A.O.) Corp.	22,500	988,875
	Smith (A.O.) Corp. Convertible Class A	2,200	96,690
*	SOURCECORP, Inc.	9,300	231,384
	Southwest Airlines Co.	1,280,600	20,617,660
*	Spherion Corp.	24,800	207,328
	SPX Corp.	90,700	4,771,727
	Standard Register Co.	14,600	189,508
	Standex International Corp.	13,300	390,355
	Steelcase, Inc. Class A	41,400	767,556
*	Strategic Distribution, Inc.	200	2,110
	Supreme Industries, Inc.	1,310	9,301
*	Swift Transportation Co., Inc.	33,320	954,285
	Sypris Solutions, Inc.	12,801	109,065
*	TB Wood’s Corp.	5,400	59,400
	Technology Research Corp.	3,300	17,721
	Tecumseh Products Co. Class A	7,184	155,965
	Teleflex, Inc.	24,400	1,496,696
*	TeleTech Holdings, Inc.	24,500	294,980
*	Terex Corp.	19,600	1,793,400
*	Tetra Tech, Inc.	3,100	54,560
	Textron, Inc.	66,600	6,055,938
	The Brink’s Co.	19,900	1,093,505
*	The Geo Group, Inc.	1,600	59,680
* #	The Lamson & Sessions Co.	12,600	307,314
*	Thomas & Betts Corp.	63,600	3,657,000
	Timken Co.	124,400	3,909,892
	Todd Shipyards Corp.	1,100	36,190
*	TRC Companies, Inc.	4,000	41,800
	Tredegar Industries, Inc.	50,900	721,253
#	Trinity Industries, Inc.	53,300	3,322,722

20

		Shares	Value†
*	Triumph Group, Inc.	5,400	$255,042
*	U.S. Xpress Enterprises, Inc. Class A	800	17,816
	Union Pacific Corp.	425,000	39,440,000
*	United Rentals, Inc.	58,300	1,899,414
*	United Stationers, Inc.	9,700	450,274
	Universal Forest Products, Inc.	16,700	1,097,691
*	URS Corp.	34,300	1,453,977
*	US Airways Group, Inc.	990	46,233
*	USA Truck, Inc.	1,900	37,563
	Valmont Industries, Inc.	6,900	330,510
	Viad Corp.	15,300	469,557
	Vicor Corp.	13,200	234,960
*	Volt Information Sciences, Inc.	13,400	400,392
#	Walter Industries, Inc.	30,140	1,752,942
	Washington Group International, Inc.	2,000	107,780
*	Waste Connections, Inc.	14,550	559,448
	Waste Industries USA, Inc.	16,100	326,991
	Watsco, Inc. Class A	23,900	1,338,639
#	Watts Water Technologies, Inc.	9,300	318,804
#	Werner Enterprises, Inc.	107,332	2,089,754
*	WESCO International, Inc.	700	46,018
*	Westaff, Inc.	3,500	13,930
*	Willis Lease Finance Corp.	1,200	10,320
	Woodward Governor Co.	14,400	455,904
*	Xanser Corp.	10,600	48,336
* #	YRC Worldwide, Inc.	25,528	1,006,824
Total Industrials			352,387,950

Information Technology — (6.6%)
*	3Com Corp.	168,200	758,582
*	Actel Corp.	17,300	240,124
*	ActivIdentity Corp.	16,800	71,400
* #	Activision, Inc.	2,810	36,727
*	Adaptec, Inc.	73,108	326,793
* #	ADC Telecommunications, Inc.	1,839	32,955
*	ADE Corp.	2,500	80,525
* #	Adobe Systems, Inc.	14,352	410,898
*	Advanced Digital Information Corp.	25,200	299,124
* #	Advanced Micro Devices, Inc.	19,200	593,088
*	Aeroflex, Inc.	33,100	387,601
*	Aetrium, Inc.	1,200	5,760
*	Agile Software Corp.	38,100	251,079
	Agilysys, Inc.	29,100	480,150
	American Software, Inc. Class A	8,900	62,122
* #	Amkor Technology, Inc.	300	2,853
* #	Anadigics, Inc.	3,700	31,598
*	Analysts International Corp.	200	520
*	Anaren, Inc.	8,500	167,110
*	Andrew Corp.	90,073	911,539
	Anixter International, Inc.	15,744	767,205
*	Answerthink, Inc.	13,300	62,510
*	APA Enterprises, Inc.	3,493	4,890
*	Applied Films Corp.	5,400	153,090
*	Applied Innovation, Inc.	5,600	22,288
* #	Applied Micro Circuits Corp.	192,400	565,656

21

		Shares	Value†
* #	Ariba, Inc.	4,600	$39,054
* #	Arris Group, Inc.	59,400	713,988
*	Arrow Electronics, Inc.	70,300	2,284,750
	Astro-Med, Inc.	200	2,318
*	Atmel Corp.	48,508	232,838
*	Authentidate Holding Corp.	2,900	7,801
*	Autobytel, Inc.	11,900	38,437
* #	Avici Systems, Inc.	4,100	24,969
* #	Avid Technology, Inc.	1,417	55,816
*	Avnet, Inc.	78,400	1,731,072
*	Avocent Corp.	19,300	438,882
	AVX Corp.	185,600	3,038,272
*	Aware, Inc.	19,335	110,016
*	Axcelis Technologies, Inc.	65,900	419,783
*	AXT, Inc.	6,700	23,182
*	BearingPoint, Inc.	92,500	742,775
	Bel Fuse, Inc. Class B	10,200	320,076
	Belden CDT, Inc.	58,050	1,847,732
*	Bell Industries, Inc.	2,700	6,750
* #	Bell Microproducts, Inc.	10,200	61,608
* #	Benchmark Electronics, Inc.	23,850	577,409
	Black Box Corp.	23,300	1,203,445
	Bogen Communications International, Inc.	700	5,268
*	Bookham, Inc.	1,100	4,235
*	Borland Software Corp.	21,100	111,619
*	Bottomline Technologies, Inc.	1,000	10,060
* #	Brightpoint, Inc.	4,724	101,008
*	Broadcom Corp.	29,550	999,086
*	Brooks Automation, Inc.	48,300	583,464
	CA, Inc.	58,012	1,260,601
*	CalAmp Corp.	6,600	64,548
*	CallWave, Inc.	3,400	12,750
*	Captaris, Inc.	11,900	55,216
*	Carreker Corp.	2,200	12,144
*	Carrier Access Corp.	9,400	74,824
*	Catalyst Semiconductor, Inc.	4,300	18,533
*	C-COR, Inc.	15,400	105,644
*	Centillium Communications, Inc.	6,200	19,654
*	CEVA, Inc.	5,500	33,770
*	CheckFree Corp.	13,200	659,076
*	Checkpoint Systems, Inc.	24,200	546,678
*	Ciber, Inc.	31,900	202,565
* #	Ciena Corp.	125,415	525,489
*	Ciprico, Inc.	400	2,380
*	Clarus Corp.	8,800	59,400
*	Coherent, Inc.	16,700	549,931
	Cohu, Inc.	7,081	122,714
*	Comarco, Inc.	8,700	88,392
*	CommScope, Inc.	17,300	505,679
*	Computer Horizons Corp.	11,500	57,155
*	Computer Sciences Corp.	42,100	2,368,125
*	Computer Task Group, Inc.	3,800	18,050
*	Compuware Corp.	165,600	1,218,816
*	Comtech Telecommunications Corp.	1,100	33,066
* #	Comverse Technology, Inc.	30,052	676,771

22

		Shares	Value†
*	Conexant Systems, Inc.	36,710	$107,560
* #	Convera Corp.	1,600	10,192
*	Convergys Corp.	62,800	1,170,592
*	Corning, Inc.	453,000	10,985,250
*	Cosine Communications, Inc.	800	2,000
*	Covansys Corp.	8,579	118,047
*	Credence Systems Corp.	43,200	196,992
* #	Cree, Inc.	2,000	51,300
	CTS Corp.	34,400	467,152
*	Cyberoptics Corp.	1,200	16,392
*	Cybersource Corp.	6,300	59,976
* #	Cypress Semiconductor Corp.	41,300	626,934
*	Digi International, Inc.	6,200	73,718
*	Digimarc Corp.	6,700	39,999
* #	Digital Angel Corp.	3,500	12,320
*	Digital Insight Corp.	2,000	64,700
*	Digitas, Inc.	11,881	154,572
* #	Diodes, Inc.	1,575	56,086
*	Ditech Networks, Inc.	16,600	150,064
*	Dot Hill Systems Corp.	18,500	71,040
*	Dycom Industries, Inc.	16,899	364,004
*	Echelon Corp.	21,900	184,398
* #	eFunds Corp.	16,100	363,538
*	Electro Scientific Industries, Inc.	8,300	165,087
	Electronic Data Systems Corp.	787,500	19,309,500
* #	Electronics for Imaging, Inc.	15,000	351,450
*	eLoyalty Corp.	300	3,982
*	EMC Corp.	26,550	339,840
*	EMS Technologies, Inc.	6,300	124,299
*	Emulex Corp.	3,300	58,476
*	Entegris, Inc.	5,900	57,112
*	Entrust, Inc.	27,500	88,000
*	ePlus, Inc.	3,000	40,500
*	ESS Technology, Inc.	13,300	34,314
*	Exar Corp.	14,569	192,311
*	Extreme Networks, Inc.	31,432	139,558
	Fair Isaac Corp.	12,922	459,636
*	Fairchild Semiconductor Corp. Class A	50,966	890,376
* #	Faro Technologies, Inc.	1,300	19,539
*	Forrester Research, Inc.	700	17,927
	Frequency Electronics, Inc.	7,800	96,096
*	FSI International, Inc.	12,500	60,500
* #	Genesis Microchip, Inc.	15,900	194,457
*	Gerber Scientific, Inc.	3,700	38,665
*	Glenayre Technologies, Inc.	400	1,116
*	Globecomm Systems, Inc.	10,200	67,524
*	Globix Corp.	8,200	34,440
*	GSE Systems, Inc.	2,236	9,838
* #	GTSI Corp.	3,200	19,872
#	Harris Corp.	35,200	1,433,344
*	Hauppauge Digital, Inc.	1,200	4,810
*	Hewitt Associates, Inc. Class A	1,100	29,293
	Hewlett-Packard Co.	2,266,500	73,389,270
*	hi/fn, Inc.	5,900	31,624
* #	Hutchinson Technology, Inc.	17,900	415,817

23

		Shares	Value†
*	Hypercom Corp.	22,000	$238,040
*	Identix, Inc.	26,579	156,816
*	iGATE Capital Corp.	19,300	115,993
	Imation Corp.	38,900	1,496,872
*	InFocus Corp.	8,525	40,409
*	Inforte Corp.	1,800	9,018
* #	InfoSpace, Inc.	13,400	303,778
*	Ingram Micro, Inc.	113,300	1,955,558
*	Innovex, Inc.	6,100	26,535
*	Insight Enterprises, Inc.	24,200	438,988
*	Integrated Device Technology, Inc.	158,600	2,274,324
*	Integrated Silicon Solution, Inc.	1,500	8,460
*	Intergraph Corp.	3,540	125,847
*	Interlink Electronics, Inc.	1,700	4,777
*	Intermec, Inc.	28,900	665,856
* #	International Rectifier Corp.	21,700	966,735
*	Internet Capital Group, Inc.	24,700	212,914
*	Internet Security Systems, Inc.	12,900	264,192
*	Interphase Corp.	2,000	11,680
	Intersil Corp.	210,065	5,631,843
*	Interwoven, Inc.	28,400	260,712
*	Intest Corp.	100	433
*	IntriCon Corp.	500	3,175
*	Iomega Corp.	7,200	23,616
*	iPass, Inc.	7,900	50,244
* #	IPIX Corp.	1,700	2,244
*	Iron Mountain, Inc.	450	16,623
*	IXYS Corp.	5,690	56,900
*	Jaco Electronics, Inc.	1,300	4,337
*	JDA Software Group, Inc.	11,400	158,688
* #	Keane, Inc.	32,000	443,520
* #	Kemet Corp.	31,200	298,272
*	Key Tronic Corp.	2,800	10,360
*	Keynote Systems, Inc.	10,900	114,341
*	Komag, Inc.	400	16,612
*	Lattice Semiconductor Corp.	75,300	454,059
*	Lawson Software, Inc.	5,800	39,150
*	LeCroy Corp.	3,900	53,430
*	Lightbridge, Inc.	7,900	92,430
*	Logility, Inc.	1,000	10,325
*	LookSmart, Ltd.	2,700	11,799
* #	LSI Logic Corp.	121,700	1,184,141
*	LTX Corp.	14,651	108,710
*	Management Network Group, Inc.	5,900	13,865
*	Mapinfo Corp.	6,700	91,254
* #	Mastec, Inc.	3,000	38,610
*	McDATA Corp. Class A	76,000	287,280
*	McDATA Corp. Class B	4,600	16,284
*	MedQuist, Inc.	8,300	116,283
* #	Merix Corp.	7,000	67,340
	Methode Electronics, Inc.	35,888	342,372
*	Metrologic Instruments, Inc.	6,432	96,673
*	Micro Linear Corp.	4,000	11,200
*	Micron Technology, Inc.	467,900	7,748,424
*	Microsemi Corp.	522	12,518

24

		Shares	Value†
*	Microtune, Inc.	5,400	$34,560
* #	MKS Instruments, Inc.	35,600	777,148
*	Mobius Management Systems, Inc.	1,300	7,670
*	Moldflow Corp.	2,000	25,980
*	Motive, Inc.	5,000	17,500
* #	MPS Group, Inc.	86,100	1,294,944
*	MRO Software, Inc.	23,400	490,932
*	MSC.Software Corp.	8,500	166,175
*	Nanometrics, Inc.	2,200	24,838
*	Napco Security Systems, Inc.	120	1,747
*	Napster, Inc.	300	963
	National Semiconductor Corp.	7,200	184,896
*	NCR Corp.	1,000	39,080
*	NeoMagic Corp.	900	3,717
*	Neoware Systems, Inc.	400	8,264
*	NetIQ Corp.	9,629	117,185
*	NetRatings, Inc.	23,100	332,640
*	NetScout Systems, Inc.	22,100	176,137
*	Network Equipment Technologies, Inc.	26,700	78,498
*	Newport Corp.	24,916	408,622
*	Novell, Inc.	187,400	1,448,602
*	Novellus Systems, Inc.	54,600	1,264,536
*	Nu Horizons Electronics Corp.	12,600	104,706
* #	Nuance Communications, Inc.	26,400	230,208
* #	NYFIX, Inc.	9,700	50,343
* #	Openwave Systems, Inc.	2,100	29,694
*	OPNET Technologies, Inc.	23,600	267,388
*	Optical Cable Corp.	900	4,401
*	Optical Communication Products, Inc.	7,200	14,760
*	OSI Systems, Inc.	9,800	195,118
*	Overland Storage, Inc.	2,600	20,748
*	OYO Geospace Corp.	2,400	136,680
* #	Palm, Inc.	2,830	46,638
*	PAR Technology Corp.	900	13,032
	Park Electrochemical Corp.	11,800	374,886
*	Paxar Corp.	17,300	367,971
*	PC Connection, Inc.	13,361	78,830
*	PC-Tel, Inc.	7,500	74,025
*	Pegasystems, Inc.	19,704	136,746
*	Pemstar, Inc.	7,900	22,515
*	Perceptron, Inc.	2,900	22,185
*	Performance Technologies, Inc.	2,400	17,400
*	Pericom Semiconductor Corp.	10,933	95,117
*	Pfsweb, Inc.	2,776	3,387
*	Phoenix Technologies, Ltd.	7,700	44,660
*	Photon Dynamics, Inc.	900	14,355
*	Photronics, Inc.	25,500	430,185
*	Pixelworks, Inc.	10,700	30,067
*	Planar Systems, Inc.	6,200	82,956
*	PLATO Learning, Inc.	13,300	90,174
*	Plexus Corp.	10,100	397,233
*	PLX Technology, Inc.	2,800	33,432
*	Polycom, Inc.	45,000	971,550
* #	Powerwave Technologies, Inc.	23,878	233,766
*	Presstek, Inc.	3,498	34,175

25

		Shares	Value†
	Printronix, Inc.	7,000	$97,090
*	Quantum Corp.	58,000	168,780
*	QuickLogic Corp.	95	532
*	Quovadx, Inc.	8,764	22,611
*	RadiSys Corp.	5,500	114,125
*	RealNetworks, Inc.	37,800	357,588
*	RF Monolithics, Inc.	5,299	31,794
	Richardson Electronics, Ltd.	12,270	84,295
*	Rofin-Sinar Technologies, Inc.	2,200	120,032
*	RSA Security, Inc.	19,200	288,576
*	Rudolph Technologies, Inc.	8,243	136,669
*	S1 Corp.	36,100	198,550
	Sabre Holdings Corp.	195,200	4,177,280
*	Safeguard Scientifics, Inc.	18,700	43,945
*	SafeNet, Inc.	4,418	73,427
* #	Sandisk Corp.	936	52,669
*	Sanmina-SCI Corp.	349,100	1,640,770
*	SBS Technologies, Inc.	5,500	90,640
*	SCM Microsystems, Inc.	7,900	24,569
*	Seachange International, Inc.	9,000	56,160
*	Seagate Technology	47,693	1,113,632
*	Selectica, Inc.	29,569	74,810
*	Semitool, Inc.	26,400	239,184
*	Silicon Storage Technology, Inc.	43,700	162,564
*	SimpleTech, Inc.	10,496	41,459
*	Sipex Corp.	30,000	90,000
*	Skyworks Solutions, Inc.	99,580	563,623
*	Solectron Corp.	701,398	2,496,977
*	SonicWALL, Inc.	28,745	242,320
*	Spectrum Control, Inc.	3,500	28,000
*	Standard Microsystems Corp.	7,300	166,367
	StarTek, Inc.	3,300	49,764
	Stellent, Inc.	6,575	73,180
*	Stratos International, Inc.	6,000	34,260
*	SumTotal Systems, Inc.	400	2,272
*	Sun Microsystems, Inc.	866,700	4,038,822
*	Sunrise Telecom, Inc.	14,900	34,270
*	Sycamore Networks, Inc.	167,300	739,466
*	Sykes Enterprises, Inc.	16,000	275,840
#	Symbol Technologies, Inc.	202	2,398
*	Symmetricom, Inc.	24,541	177,922
*	SYNNEX Corp.	14,600	261,924
*	Tech Data Corp.	44,200	1,604,460
	Technitrol, Inc.	29,600	675,472
*	Technology Solutions Co.	900	9,171
*	TechTeam Global, Inc.	5,000	49,650
	Tektronix, Inc.	1,766	55,029
*	Tellabs, Inc.	258,072	3,690,430
*	Telular Corp.	5,000	11,500
*	Teradyne, Inc.	5,600	87,192
	TheStreet.com, Inc.	6,700	79,395
*	THQ, Inc.	3,329	77,666
*	TIBCO Software, Inc.	68,700	526,929
*	Tier Technologies, Inc. Class B	8,900	58,028
*	Tollgrade Communications, Inc.	5,100	49,062

26

		Shares	Value†
* #	Track Data Corp.	200	$600
*	Triquint Semiconductor, Inc.	80,700	416,412
*	TTM Technologies, Inc.	13,388	195,599
*	Tyler Technologies, Inc.	17,600	187,088
*	Ulticom, Inc.	22,000	199,760
*	Ultratech, Inc.	5,400	96,606
*	Unisys Corp.	40,700	267,806
	United Online, Inc.	18,200	216,944
*	ValueClick, Inc.	20,100	316,776
*	Veeco Instruments, Inc.	11,300	273,121
*	VeriSign, Inc.	29,000	651,050
*	Viasat, Inc.	1,900	48,450
*	Vicon Industries, Inc.	100	280
*	Video Display Corp.	600	5,244
*	Vignette Corp.	15,500	211,265
* #	Viisage Technology, Inc.	7,600	101,840
*	Vishay Intertechnology, Inc.	134,400	2,184,000
* #	Vitesse Semiconductor, Inc.	50,800	85,344
*	Vitria Technology, Inc.	200	538
* #	Vyyo, Inc.	1,400	9,324
*	WatchGuard Technologies, Inc.	16,500	78,870
*	Web.com, Inc.	4,900	27,685
*	webMethods, Inc.	6,000	54,180
*	White Electronics Designs Corp.	10,200	52,122
*	Wind River Systems, Inc.	5,390	50,936
*	Winland Electronics, Inc.	300	1,227
	Wireless Telecom Group, Inc.	16,500	44,550
	Woodhead Industries, Inc.	13,500	235,845
*	Xerox Corp.	156,500	2,148,745
*	Zhone Technologies, Inc.	48,900	102,690
*	Zomax, Inc.	14,333	23,363
*	Zoran Corp.	21,732	537,867
*	Zygo Corp.	15,000	225,600
Total Information Technology			218,712,961

Materials — (5.5%)
	Airgas, Inc.	77,640	2,972,836
	Albemarle Corp.	56,900	2,731,200
	Alcoa, Inc.	212,852	6,751,665
*	Aleris International, Inc.	2,363	102,152
	Allegheny Technologies, Inc.	4,200	267,246
	Aptargroup, Inc.	6,300	331,380
	Arch Chemicals, Inc.	17,700	615,075
	Ashland, Inc.	108,100	6,756,250
#	Bowater, Inc.	64,300	1,487,902
*	Brush Engineered Materials, Inc.	11,200	231,504
*	Buckeye Technologies, Inc.	12,800	99,968
	Cabot Corp.	53,200	1,762,516
#	Calgon Carbon Corp.	26,900	183,458
*	Caraustar Industries, Inc.	15,698	138,299
#	Carpenter Technology Corp.	21,500	2,403,700
*	Century Aluminum Co.	24,600	1,024,590
*	Chaparral Steel Co.	23,600	1,449,748
#	Chemtura Corp.	80,379	790,126
	Chesapeake Corp.	15,600	213,408

27

		Shares	Value†
#	Cleveland-Cliffs, Inc.	500	$36,810
	Commercial Metals Co.	82,800	2,037,708
*	Continental Materials Corp.	100	2,700
	Cytec Industries, Inc.	57,800	3,328,124
	Eagle Materials, Inc.	59,088	2,879,358
#	Eastman Chemical Co.	22,900	1,291,102
	Ferro Corp.	39,400	693,440
	FMC Corp.	9,900	639,243
	Friedman Industries, Inc.	4,000	32,960
#	Gibraltar Industries, Inc.	40,500	1,127,925
	Glatfelter (P.H.) Co.	36,700	641,516
*	Graphic Packaging Corp.	15,900	61,692
	Greif, Inc. Class A	13,400	849,560
	H.B. Fuller Co.	12,700	612,775
	Hawkins, Inc.	600	8,250
* #	Headwaters, Inc.	3,500	96,075
	International Paper Co.	514,912	17,496,710
	Kronos Worldwide, Inc.	371	10,870
*	Landec Corp.	3,300	28,347
*	Lesco, Inc.	3,300	51,612
	Louisiana-Pacific Corp.	137,700	3,340,602
	Lubrizol Corp.	69,200	2,797,064
	Lyondell Chemical Co.	216,555	5,240,631
#	Martin Marietta Materials, Inc.	24,300	2,223,693
*	Material Sciences Corp.	4,700	52,123
	MeadWestavco Corp.	269,200	7,376,080
	Minerals Technologies, Inc.	26,800	1,563,512
	Monsanto Co.	118,700	9,989,792
	Myers Industries, Inc.	45,250	719,475
	NewMarket Corp.	8,800	425,920
	Newmont Mining Corp.	2,294	119,632
#	NL Industries, Inc.	14,500	172,695
	NN, Inc.	18,800	244,776
*	Northern Technologies International Corp.	300	1,995
*	Northwest Pipe Co.	500	13,390
	Nucor Corp.	71,600	7,537,332
	Olympic Steel, Inc.	2,500	83,300
* #	OM Group, Inc.	19,000	601,920
*	Oregon Steel Mills, Inc.	12,600	591,318
*	Owens-Illinois, Inc.	27,100	460,700
*	Pactiv Corp.	1,800	44,406
	Penford Corp.	9,600	132,192
	Phelps Dodge Corp.	141,600	12,133,704
*	PolyOne Corp.	19,400	183,330
	Pope & Talbot, Inc.	500	3,110
	Quaker Chemical Corp.	9,300	159,216
	Quanex Corp.	27,225	1,070,487
#	Reliance Steel & Aluminum Co.	30,300	2,442,483
	Rock-Tenn Co. Class A	30,300	468,741
	Rohm & Haas Co.	700	35,287
	Rotonics Manufacturing, Inc.	5,700	16,815
	RPM International, Inc.	137,600	2,563,488
* #	RTI International Metals, Inc.	18,200	1,092,910
	Ryerson, Inc.	22,300	582,030
	Schnitzer Steel Industries, Inc. Class A	28,300	1,014,272

28

		Shares	Value†
	Schulman (A.), Inc.	26,800	$647,220
	Schweitzer-Maudoit International, Inc.	18,300	464,271
#	Sealed Air Corp.	1,500	77,355
#	Sensient Technologies Corp.	50,400	1,017,072
*	Smurfit-Stone Container Corp.	201,645	2,413,691
	Spartech Corp.	38,200	877,072
#	Steel Dynamics, Inc.	54,100	3,142,669
	Steel Technologies, Inc.	13,300	249,508
	Stepan Co.	4,700	144,290
*	Stillwater Mining Co.	26,600	365,218
	Summa Industries, Inc.	2,200	20,922
	Temple-Inland, Inc.	77,000	3,311,770
* #	Terra Industries, Inc.	62,100	463,887
	Texas Industries, Inc.	23,500	1,150,795
	Tronox, Inc. Class A	900	11,682
	Tronox, Inc. Class B	16,108	208,276
*	U.S. Concrete, Inc.	10,400	128,752
	United States Steel Corp.	151,500	10,056,570
*	Universal Stainless & Alloy Products, Inc.	170	4,522
	Valhi, Inc.	105,400	2,633,946
	Wausau Paper Corp.	64,800	866,376
#	Wellman, Inc.	23,300	101,821
	Weyerhaeuser Co.	349,500	22,354,020
	Worthington Industries, Inc.	93,000	1,583,790
* #	Zoltek Companies, Inc.	16,800	471,240
Total Materials			180,504,956

Other — (0.0%)
* #	AstroPower, Inc.	2,200	0
* #	ePresence, Inc. Escrow Shares	6,400	192
*	Pelican Financial Escrow Shares	300	0
*	IMPATH, Inc.	600	0
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Real Estate Investment Trusts — (0.1%)
	Jones Lang LaSalle, Inc.	600	47,706
*	Kennedy-Wilson, Inc.	900	14,400
	Longview Fibre Co.	53,300	1,361,282
*	Stratus Properties, Inc.	500	12,500
*	Trammell Crow Co.	27,700	959,251
*	Wilshire Enterprises, Inc.	600	5,250
Total Real Estate Investment Trusts			2,400,389

Telecommunication Services — (6.2%)
*	@Road, Inc.	27,800	153,734
#	Alltel Corp.	400	24,740
* #	American Tower Corp.	63,600	1,969,692
	AT&T, Inc.	4,301,383	112,094,041
* #	Boston Communications Group, Inc.	300	375
* #	Broadwing Corp.	14,800	168,720
	CenturyTel, Inc.	3,100	110,825
	Citizens Communications Co.	127,000	1,610,360
	CT Communications, Inc.	20,141	327,090
	D&E Communications, Inc.	15,568	181,367

29

		Shares	Value†
*	Embarq Corp.	71,729	$2,988,947
*	General Communications, Inc. Class A	15,980	209,018
	Hector Communications Corp.	200	5,980
*	IDT Corp.	6,935	95,148
*	IDT Corp. Class B	27,500	380,600
*	LCC International, Inc. Class A	8,300	31,208
*	Leap Wireless International, Inc.	48,884	2,142,586
* #	Level 3 Communications, Inc.	36,400	180,908
* #	Premiere Global Services, Inc.	3,900	29,250
*	Price Communications Corp.	15,838	258,635
* #	Qwest Communications International, Inc.	97,600	684,176
	Sprint Nextel Corp.	1,660,186	35,212,545
*	SunCom Wireless Holdings, Inc.	26,200	41,658
	SureWest Communications	17,050	330,088
*	TALK America Holdings, Inc.	13,100	102,180
	Telephone & Data Systems, Inc.	72,800	2,837,744
	Telephone & Data Systems, Inc. Special Shares	45,300	1,732,725
*	Time Warner Telecom, Inc.	6,998	106,580
*	United States Cellular Corp.	40,400	2,424,000
	Verizon Communications, Inc.	1,246,300	38,897,023
*	Wireless Facilities, Inc.	17,500	65,100
Total Telecommunication Services			205,397,043

Utilities — (0.2%)
	Connecticut Water Services, Inc.	8,800	204,688
	New Jersey Resources Corp.	24,900	1,118,508
	Questar Corp.	36,700	2,704,423
*	Reliant Energy, Inc.	227,800	2,653,870
	South Jersey Industries, Inc.	35,900	964,274
	Southern Union Co.	1	0
Total Utilities			7,645,763
TOTAL COMMON STOCKS			2,985,962,993

RIGHTS/WARRANTS — (0.0%)
* #	First Bank of Delaware Rights 06/19/06	235	19
* #	RCN Corp. Warrants 12/21/06	8	0
TOTAL RIGHTS/WARRANTS			19

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (9.6%)
@	Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $108,735,000 FNMA 7.297%(r), 12/01/35, valued at $93,667,674) to be repurchased at $90,948,789	$90,936	90,936,083
@	Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $278,910,364 FHLMC 4.213%, 02/01/35 & 4.456%, 03/01/35 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 03/01/18 to 05/01/36, valued at $206,487,625) to be repurchased at $199,631,381	199,603	199,603,437

30

	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $23,347,000 FHLMC Notes 4.00%, 09/22/09, valued at $26,498,845) to be repurchased at $26,110,532	$26,107	$26,107,000
TOTAL TEMPORARY CASH INVESTMENTS		316,646,520

TOTAL INVESTMENTS - (100.0%)
(Cost $2,446,913,939)		$3,302,609,532

See accompanying Notes to Financial Statements.

31

THE TAX-MANAGED U.S. EQUITY SERIES
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)

		Shares	Value†
COMMON STOCKS — (89.1%)
Consumer Discretionary — (10.4%)
* #	1-800 CONTACTS, Inc.	800	$11,752
*	1-800-FLOWERS.COM, Inc.	2,800	17,668
*	4Kids Entertainment, Inc.	1,000	16,610
*	99 Cents Only Stores	4,700	52,546
*	A.C. Moore Arts & Crafts, Inc.	1,300	22,763
#	Aaron Rents, Inc.	3,700	99,900
	Abercrombie & Fitch Co.	8,000	462,800
*	Acme Communications, Inc.	400	1,984
*	ACR Group, Inc.	400	1,560
	Advance Auto Parts, Inc.	10,100	385,012
*	Advanced Marketing Services, Inc.	700	2,765
	Advo, Inc.	2,650	70,675
* #	Aeropostale, Inc.	5,300	131,122
#	AFC Enterprises, Inc.	1,800	24,372
*	Aftermarket Technology Corp.	2,200	53,416
*	Alderwoods Group, Inc.	1,500	29,010
	Aldila, Inc.	200	6,494
*	Alloy, Inc.	325	3,890
*	Amazon.com, Inc.	18,700	647,207
	Ambassadors Group, Inc.	1,900	49,685
	American Axle & Manufacturing Holdings, Inc.	1,900	33,307
	American Eagle Outfitters, Inc.	14,500	473,425
#	American Greetings Corp. Class A	4,900	110,201
* #	America’s Car-Mart, Inc.	900	17,811
#	Ameristar Casinos, Inc.	4,500	93,690
*	AnnTaylor Stores Corp.	7,275	279,796
* #	Apollo Group, Inc. Class A	6,050	316,475
	Applebees International, Inc.	6,600	133,452
	Arbitron, Inc.	2,600	103,636
	Arctic Cat, Inc.	800	14,672
#	ArvinMeritor, Inc.	2,700	45,279
*	Asbury Automotive Group, Inc.	2,400	50,064
*	Ashworth, Inc.	600	5,412
* #	Audible, Inc.	1,200	11,220
*	Audiovox Corp. Class A	1,200	14,640
*	AutoNation, Inc.	24,500	531,405
*	Autozone, Inc.	7,700	698,621
* #	Avatar Holdings, Inc.	100	5,635
*	Aztar Corp.	1,500	77,790
*	Bakers Footwear Group, Inc.	600	8,430
* #	Bally Technologies, Inc.	4,800	73,824
* #	Bally Total Fitness Holding Corp.	1,500	11,850
	Bandag, Inc.	400	14,912

1

		Shares	Value†
#	Barnes & Noble, Inc.	6,500	$248,170
*	Barry (R.G.) Corp.	200	1,340
	Beasley Broadcast Group, Inc.	405	2,944
#	Beazer Homes USA, Inc.	3,900	194,025
	Bebe Stores, Inc.	8,300	123,172
*	Bed Bath and Beyond, Inc.	23,700	833,529
	Belo Corp. Class A	6,800	117,504
#	Best Buy Co., Inc.	48,200	2,554,600
*	Big Lots, Inc.	7,700	124,894
*	BJ’s Restaurants, Inc.	2,200	58,652
	Black & Decker Corp.	7,100	617,416
	Blockbuster, Inc. Class A	5,300	24,645
	Blockbuster, Inc. Class B	4,300	18,361
*	Blount International, Inc.	2,400	30,768
*	Bluegreen Corp.	1,700	20,468
	Blyth, Inc.	2,600	54,990
	Bob Evans Farms, Inc.	1,900	52,991
*	Bombay Co., Inc.	1,100	2,530
#	Bon-Ton Stores, Inc.	1,100	29,062
	Books-A-Million, Inc.	700	10,430
	Borders Group, Inc.	5,200	107,952
	BorgWarner, Inc.	5,400	355,212
#	Boyd Gaming Corp.	8,400	378,000
	Brinker International, Inc.	8,300	304,610
	Brown Shoe Company, Inc.	2,550	89,709
	Brunswick Corp.	8,100	291,033
*	Buca, Inc.	200	1,050
	Buckle, Inc.	1,800	74,556
	Building Materials Holding Corp.	2,800	79,856
* #	Cabela’s, Inc.	4,400	78,452
*	Cablevision Systems New York Group Class A	13,300	261,478
*	Cache, Inc.	1,200	20,964
	Cadmus Communications Corp.	400	7,168
*	California Coastal Communities, Inc.	900	31,752
*	California Pizza Kitchen, Inc.	1,900	55,119
	Callaway Golf Co.	6,500	86,645
*	Capital Pacific Holdings, Inc.	100	1,025
*	Career Education Corp.	9,000	293,310
*	CarMax, Inc.	10,599	337,154
#	Carmike Cinemas, Inc.	900	19,017
*	Carter’s, Inc.	2,800	163,632
*	Casual Male Retail Group, Inc.	3,600	35,100
	Catalina Marketing Corp.	4,000	117,160
	Cato Corp. Class A	2,750	64,872
*	Cavalier Homes, Inc.	800	5,000
*	Cavco Industries, Inc.	300	14,229
	CBRL Group, Inc.	4,400	164,692
	CBS Corp. Class A	3,600	93,240
	CBS Corp. Class B	60,050	1,555,895
*	CEC Entertainment, Inc.	2,800	93,408
#	Centex Corp.	10,500	500,745
*	Champion Enterprises, Inc.	7,000	83,300
*	Champps Entertainment, Inc.	300	2,286
#	Charles and Colvard, Ltd.	1,425	15,247
*	Charlotte Russe Holding, Inc.	2,200	46,706

2

		Shares	Value†
*	Charming Shoppes, Inc.	11,150	$124,211
* #	Charter Communications, Inc.	700	735
*	Checkers Drive-In Restaurants, Inc.	800	11,752
*	Cheesecake Factory, Inc.	7,100	207,746
* #	Chicos FAS, Inc.	16,100	482,517
	Choice Hotels International, Inc.	5,600	302,792
	Christopher & Banks Corp.	3,350	90,249
*	Chromcraft Revington, Inc.	100	1,275
	Circuit City Stores, Inc.	16,600	498,664
#	Citadel Broadcasting Co.	7,100	67,521
#	CKE Restaurants, Inc.	5,500	92,235
	Claire’s Stores, Inc.	9,100	247,247
	Clear Channel Communications, Inc.	42,635	1,313,158
* #	Coach, Inc.	32,500	945,100
	Coachmen Industries, Inc.	500	5,525
*	Coinmach Service Corp. Class A	1,900	18,905
*	Coldwater Creek, Inc.	9,445	242,736
*	Collectors Universe, Inc.	500	7,370
	Collegiate Pacific, Inc.	200	2,094
* #	Columbia Sportswear Co.	3,600	170,388
*	Comcast Corp. Class A	70,404	2,262,081
*	Comcast Corp. Special Class A Non-Voting	18,000	576,000
*	Conn’s, Inc.	2,100	60,732
#	Cooper Tire & Rubber Co.	2,400	27,312
* #	Corinthian Colleges, Inc.	8,200	113,242
*	Cost Plus, Inc.	1,600	24,176
	Craftmade International, Inc.	200	3,684
*	Crown Media Holdings, Inc.	4,200	17,934
*	CSK Auto Corp.	3,600	45,756
	CSS Industries, Inc.	350	10,622
*	Culp, Inc.	400	1,864
* #	Cumulus Media, Inc. Class A	2,900	33,582
	Cutter & Buck, Inc.	300	3,558
*	Cybex International, Inc.	1,100	6,655
	Dana Corp.	1,400	3,500
	Darden Restaurants, Inc.	14,450	511,674
	Deb Shops, Inc.	100	2,928
* #	Deckers Outdoor Corp.	100	3,546
*	dELiA*s, Inc.	11	109
* #	DeVry, Inc.	6,100	149,450
	Dillards, Inc. Class A	5,900	160,598
*	Discovery Holding Co. Class A	17,202	238,592
*	Discovery Holding Co. Class B	190	2,639
	Disney (Walt) Co.	202,847	6,186,833
*	Dixie Group, Inc.	690	9,453
	Dollar General Corp.	12,900	210,270
* #	Dollar Tree Stores, Inc.	10,200	269,586
	Domino’s Pizza, Inc.	5,300	125,504
	Dover Downs Gaming & Entertainment, Inc.	800	20,320
#	Dow Jones & Co., Inc.	6,400	221,312
*	DreamWorks Animation SKG, Inc.	100	2,595
* #	Drew Industries, Inc.	2,300	72,910
*	drugstore.com, Inc.	3,300	9,471
#	Eastman Kodak Co.	26,600	641,326
*	EchoStar Communications Corp. Class A	17,500	523,775

3

		Shares	Value†
*	Educate, Inc.	300	$2,634
*	Education Management Corp.	6,200	266,290
*	Emerson Radio Corp.	1,400	4,746
*	Emmis Communications Corp. Class A	3,300	52,998
#	Entercom Communications Corp.	2,400	63,984
*	Entravision Communications Corp.	4,000	31,440
* #	Escala Group, Inc.	2,500	18,075
#	Ethan Allen Interiors, Inc.	3,100	117,986
*	Expedia, Inc.	16,384	232,817
	Family Dollar Stores, Inc.	14,800	369,704
*	Famous Dave’s of America, Inc.	800	11,984
	Federated Department Stores, Inc.	26,111	1,901,664
	Finish Line, Inc. Class A	3,600	46,080
*	Finlay Enterprises, Inc.	200	1,978
* #	Fleetwood Enterprises, Inc.	5,500	51,700
#	Foot Locker, Inc.	13,600	328,576
	Ford Motor Co.	68,174	488,126
	Fortune Brands, Inc.	13,700	1,013,800
* #	Fossil, Inc.	5,650	102,999
*	Franklin Covey Co.	1,000	8,010
	Fred’s, Inc.	3,275	47,684
#	Furniture Brands International, Inc.	2,900	62,408
* #	GameStop Corp. Class A	4,181	179,532
*	GameStop Corp. Class B	1,189	45,955
	Gaming Partners International Corp.	400	7,204
* #	Gander Mountain Co.	200	1,212
	Gannett Co., Inc.	5,600	302,456
	Gap, Inc.	79,000	1,437,800
*	Gaylord Entertainment Co.	3,237	141,845
*	Gemstar-TV Guide International, Inc.	42,100	147,771
*	Genesco, Inc.	2,300	80,937
*	Gentek, Inc.	1,000	28,750
	Gentex Corp.	13,300	192,717
	Genuine Parts Co.	16,700	719,102
*	Getty Images, Inc.	5,500	361,185
* #	Goodyear Tire & Rubber Co.	15,700	199,704
* #	Gottschalks, Inc.	100	790
	Gray Television, Inc.	2,000	13,240
	Group 1 Automotive, Inc.	2,400	145,848
*	GSI Commerce, Inc.	4,400	69,300
	GTECH Holdings, Inc.	8,000	276,400
*	Guess?, Inc.	4,700	194,862
*	Guitar Center, Inc.	2,300	110,745
*	Gymboree Corp.	3,200	113,248
#	H&R Block, Inc.	14,800	336,700
	Harley-Davidson, Inc.	21,700	1,081,745
	Harman International Industries, Inc.	6,900	584,637
	Harrah’s Entertainment, Inc.	17,103	1,300,512
*	Harris Interactive, Inc.	3,923	19,537
	Harte-Hanks, Inc.	8,000	218,720
*	Hartmarx Corp.	2,100	15,687
	Hasbro, Inc.	17,200	318,888
	Haverty Furniture Co., Inc.	1,100	15,422
*	Hayes Lemmerz International, Inc.	600	1,536
	Hearst-Argyle Television, Inc.	4,300	95,288

4

		Shares	Value†
*	Hibbett Sporting Goods, Inc.	3,287	$85,002
#	Hilton Hotels Corp.	37,000	1,016,020
	Hollinger International, Inc. Class A	4,600	32,982
*	Hollywood Media Corp.	2,300	9,798
	Home Depot, Inc.	199,800	7,616,376
*	Home Solutions of America, Inc.	2,800	28,560
	Horton (D.R.), Inc.	27,389	721,974
*	Hot Topic, Inc.	2,625	36,330
* #	Hovnanian Enterprises, Inc. Class A	3,800	120,954
*	IAC/InterActiveCorp	23,322	602,407
*	Iconix Brand Group, Inc.	3,700	59,089
	IHOP Corp.	1,600	76,832
*	Image Entertainment, Inc.	800	2,928
*	IMPCO Technologies, Inc.	1,600	17,104
* #	Infosonics Corp.	400	10,564
	Interactive Data Corp.	9,100	177,723
*	Interface, Inc. Class A	4,900	56,252
	International Game Technology	33,400	1,243,482
	International Speedway Corp. Class A	2,500	121,350
* #	Interpublic Group of Companies, Inc.	39,716	378,493
*	Interstate Hotels & Resorts, Inc.	400	2,600
*	INVESTools, Inc.	2,700	23,571
*	Isle of Capri Casinos, Inc.	3,200	90,432
*	ITT Educational Services, Inc.	4,300	279,500
*	Jack in the Box, Inc.	3,500	145,810
	Jackson Hewitt Tax Service, Inc.	3,300	107,910
*	Jakks Pacific, Inc.	2,000	38,980
*	Jameson Inns, Inc.	700	2,030
* #	Jarden Corp.	6,175	185,497
* #	Jo-Ann Stores, Inc.	700	11,620
	Johnson Controls, Inc.	17,200	1,464,924
*	Johnson Outdoors, Inc.	100	1,759
	Jones Apparel Group, Inc.	9,500	308,180
*	Jos. A. Bank Clothiers, Inc.	1,806	65,594
	Journal Register Co.	2,700	27,000
*	K2, Inc.	2,660	29,340
#	KB Home	7,900	404,480
	Kenneth Cole Productions, Inc. Class A	600	14,742
*	Keystone Automotive Industries, Inc.	1,600	64,512
	Kimball International, Inc. Class B	1,200	18,000
*	Kirkland’s, Inc.	700	4,193
	Knight-Ridder, Inc.	5,700	353,457
*	Kohl’s Corp.	28,600	1,535,534
* #	Krispy Kreme Doughnuts, Inc.	4,142	39,059
	K-Swiss, Inc. Class A	2,000	52,760
*	Lamar Advertising Co.	8,800	479,776
	Landry’s Restaurants, Inc.	400	12,244
* #	Laureate Education, Inc.	4,700	221,981
#	La-Z-Boy, Inc.	3,000	44,880
#	Lear Corp.	2,100	49,770
	Lee Enterprises, Inc.	2,900	82,911
	Leggett & Platt, Inc.	16,800	426,552
	Lennar Corp. Class A	11,400	546,174
	Lennar Corp. Class B	2,860	126,126
*	Lenox Group, Inc.	500	5,080

5

		Shares	Value†
	Levitt Corp. Class A	1,400	$22,288
* #	Liberty Global, Inc. Class A	9,363	214,694
*	Liberty Global, Inc. Class B	95	2,185
* #	Liberty Global, Inc. Series C	9,458	209,589
*	Liberty Media Holding Corp. Capital Class A	7,772	618,418
*	Liberty Media Holding Corp. Capital Class B	95	7,704
*	Liberty Media Holding Corp. Interactive Class A	38,861	697,944
*	Liberty Media Holding Corp. Interactive Class B	475	8,507
*	LIFE TIME FITNESS, Inc.	3,400	155,550
	Lifetime Brands, Inc.	1,000	27,700
	Limited Brands, Inc.	37,960	1,030,994
	Lithia Motors, Inc. Class A	900	28,800
*	Live Nation, Inc.	5,741	130,895
	Liz Claiborne, Inc.	9,800	378,966
* #	LKQ Corp.	4,900	95,795
*	Lodgenet Entertainment Corp.	1,100	20,801
*	Lodgian, Inc.	1,500	17,265
	Lone Star Steakhouse & Saloon, Inc.	900	23,427
	Lowe’s Companies, Inc.	70,800	4,409,424
*	Luby’s, Inc.	2,300	24,012
#	M/I Homes, Inc.	1,300	46,800
*	Mace Security International, Inc.	200	520
*	Main Street Restaurant Group, Inc.	900	5,616
#	Marine Products Corp.	3,200	31,040
*	MarineMax, Inc.	1,800	51,786
	Marriott International, Inc. Class A	19,400	1,403,202
*	Martha Stewart Living Omnimedia, Inc.	1,600	27,184
*	Marvel Entertainment, Inc.	8,200	156,620
	Mattel, Inc.	30,600	514,386
	Matthews International Corp. Class A	2,700	93,852
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,500	35,925
	McDonald’s Corp.	123,100	4,083,227
	McGraw-Hill Companies, Inc.	35,300	1,821,480
#	MDC Holdings, Inc.	3,903	211,347
	Media General, Inc. Class A	1,300	48,919
*	Mediacom Communications Corp.	7,100	45,085
	Meredith Corp.	4,000	200,200
*	Meritage Homes Corp.	2,400	128,616
* #	Mestek, Inc.	100	1,445
*	MGM Mirage	26,500	1,098,690
	Michaels Stores, Inc.	12,300	478,101
*	Midas, Inc.	1,500	31,155
*	Mity Enterprises, Inc.	36	684
	Modine Manufacturing Co.	2,600	61,100
*	Mohawk Industries, Inc.	5,854	431,440
#	Monaco Coach Corp.	1,700	22,168
*	Monarch Casino & Resort, Inc.	2,000	55,120
*	Mothers Work, Inc.	400	10,632
	Movado Group, Inc.	1,400	26,166
#	Movie Gallery, Inc.	1,350	6,736
*	MTR Gaming Group, Inc.	1,800	17,532
* #	Multimedia Games, Inc.	2,400	26,904
*	National Lampoon, Inc.	200	396
*	National RV Holdings, Inc.	300	1,710
#	Nautilus Group, Inc.	2,200	37,180

6

		Shares	Value†
* #	Navarre Corp.	800	$2,800
*	Navigant International, Inc.	500	8,120
	Nelson (Thomas), Inc.	1,200	35,700
* #	Netflix, Inc.	5,500	152,295
*	Nevada Gold & Casinos, Inc.	400	2,940
*	New Frontier Media, Inc.	1,500	12,960
	Newell Rubbermaid, Inc.	24,500	648,270
	News Corp. Class A	189,228	3,608,578
#	News Corp., Inc. Class B When Issued	99,200	1,981,024
	NIKE, Inc. Class B	14,800	1,188,588
	Noble International, Ltd.	600	9,330
	Nordstrom, Inc.	25,700	946,531
* #	Nutri/System, Inc.	3,600	244,512
*	NVR, Inc.	700	426,300
#	Oakley, Inc.	5,900	97,350
*	Office Depot, Inc.	29,850	1,240,864
	OfficeMax, Inc.	6,200	256,246
#	Omnicom Group, Inc.	11,500	1,093,765
	Orleans Homebuilders, Inc.	1,500	29,640
#	OSI Restaurant Partners, Inc.	7,400	271,432
*	O’Charleys, Inc.	1,500	24,975
*	O’Reilly Automotive, Inc.	11,376	360,505
*	Outdoor Channel Holdings, Inc.	1,700	20,655
* #	Overstock.com, Inc.	1,200	25,836
	Oxford Industries, Inc.	1,500	60,480
* #	P.F. Chang’s China Bistro, Inc.	2,200	91,102
* #	Pacific Sunwear of California, Inc.	6,900	151,455
* #	Palm Harbor Homes, Inc.	2,100	40,572
*	Panera Bread Co.	3,000	194,280
*	Pantry, Inc.	2,300	132,940
*	Papa John’s International, Inc.	3,200	100,672
* #	Payless ShoeSource, Inc.	6,400	170,752
*	PC Mall, Inc.	100	634
* #	Pegasus Communications Corp.	1,000	2,790
* #	Penn National Gaming, Inc.	8,200	315,126
	Penney (J.C.) Co., Inc.	23,300	1,415,708
*	Perry Ellis International, Inc.	100	2,416
*	Petco Animal Supplies, Inc.	5,600	118,496
*	PetMed Express, Inc.	2,400	29,712
#	PETsMART, Inc.	13,800	368,184
	Phillips-Van Heusen Corp.	4,100	145,345
#	Pier 1 Imports, Inc.	1,500	12,735
*	Pinnacle Entertainment, Inc.	4,500	139,275
*	Playboy Enterprises, Inc. Class B	2,400	23,136
	Polaris Industries, Inc.	3,800	169,214
	Polo Ralph Lauren Corp.	6,300	355,950
	Pool Corp.	5,150	222,428
#	Pre-Paid Legal Services, Inc.	1,000	34,940
* #	Priceline.com, Inc.	3,600	111,960
*	PRIMEDIA, Inc.	11,800	21,594
*	Princeton Review, Inc.	1,300	7,332
* #	Progressive Gaming International Corp.	3,400	34,374
*	ProQuest Co.	2,200	26,224
	Pulte Homes, Inc.	23,800	772,786

7

		Shares	Value†
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,900	$11,600
* #	Quiksilver, Inc.	11,200	139,552
	R.H. Donnelley Corp.	4,632	253,926
*	Radio One, Inc. Class D	3,900	28,587
#	RadioShack Corp.	9,100	153,062
*	Rare Hospitality International, Inc.	3,200	98,400
*	RC2 Corp.	1,800	63,990
*	RCN Corp.	2,100	55,167
#	Reader’s Digest Association, Inc.	8,222	116,999
* #	Red Robin Gourmet Burgers, Inc.	1,100	46,145
* #	RedEnvelope, Inc.	500	5,100
*	Regent Communications, Inc.	2,353	9,812
	Regis Corp.	4,200	145,656
*	Rent-A-Center, Inc.	6,250	148,625
*	Rentrak Corp.	400	4,288
*	Rent-Way, Inc.	900	6,489
*	Restoration Hardware, Inc.	1,700	11,016
* #	Retail Ventures, Inc.	4,400	67,100
*	Rex Stores Corp.	500	7,380
*	Rocky Brands, Inc.	300	7,140
	Ross Stores, Inc.	14,000	395,500
*	Rubio’s Restaurants, Inc.	400	3,600
#	Ruby Tuesday, Inc.	5,400	150,174
	Russ Berrie & Co., Inc.	600	7,800
	Russell Corp.	1,600	29,200
*	Ryan’s Restaurant Group, Inc.	2,750	34,017
#	Ryland Group, Inc.	4,100	201,761
*	Saga Communications, Inc. Class A	1,025	10,342
	Saks, Inc.	12,000	192,600
*	Salem Communications Corp.	1,800	26,046
* #	Salton, Inc.	200	550
	Sauer-Danfoss, Inc.	3,600	89,568
*	Scholastic Corp.	1,800	47,376
*	Scientific Games Corp.	9,300	354,609
	Scripps (E.W.) Co.	12,700	587,756
*	Sears Holdings Corp.	15,138	2,299,008
* #	Select Comfort Corp.	3,700	121,212
	Service Corp. International	25,500	203,745
* #	Sharper Image Corp.	500	6,780
	Sherwin-Williams Co.	13,300	643,321
*	Shiloh Industries, Inc.	1,400	27,482
*	Shoe Carnival, Inc.	500	11,645
* #	Shuffle Master, Inc.	3,425	124,875
	Sinclair Broadcast Group, Inc. Class A	3,400	28,934
* #	Six Flags, Inc.	5,200	43,680
*	Skechers U.S.A., Inc. Class A	2,000	53,720
	Skyline Corp.	600	22,188
* #	Smith & Wesson Holding Corp.	2,100	15,624
	Snap-On, Inc.	5,000	209,400
	Sonic Automotive, Inc.	1,500	35,895
*	Sonic Corp.	8,237	179,896
* #	Sotheby’s Holdings, Inc. Class A	5,900	157,825
* #	Source Interlink Companies, Inc.	3,400	38,556
	Spartan Motors, Inc.	500	6,945

8

		Shares	Value†
	Speedway Motorsports, Inc.	3,800	$146,110
*	Sportsman’s Guide, Inc.	600	18,288
	Stage Stores, Inc.	2,150	69,982
* #	Stamps.com, Inc.	2,450	73,475
#	Standard Pacific Corp.	5,800	174,406
	Stanley Furniture, Inc.	200	5,120
	Staples, Inc.	71,950	1,690,105
*	Starbucks Corp.	72,500	2,584,625
*	Starwood Hotels & Resorts Worldwide, Inc.	19,500	1,191,450
#	Station Casinos, Inc.	6,600	481,800
	Stein Mart, Inc.	3,000	46,500
*	Steinway Musical Instruments, Inc.	200	5,410
	Steven Madden, Ltd.	2,250	71,955
*	Stoneridge, Inc.	1,600	12,448
	Strayer Education, Inc.	1,500	149,550
	Stride Rite Corp.	3,000	37,770
	Sturm Ruger & Co., Inc.	600	3,690
*	Sunterra Corp.	400	4,136
#	Superior Industries International, Inc.	1,548	28,468
*	Syms Corp.	400	7,192
*	Syntax-Brillian Corp.	1,300	2,938
*	Systemax, Inc.	700	5,236
#	Talbots, Inc.	3,858	82,060
*	Tandy Leather Factory, Inc.	400	2,644
	Target Corp.	80,200	3,923,384
	Tarragon Corp.	1,000	15,270
#	Technical Olympic USA, Inc.	4,700	84,882
* #	Tempur-Pedic International, Inc.	8,300	114,208
*	Tenneco Automotive, Inc.	4,300	102,512
*	Texas Roadhouse, Inc.	100	1,361
*	The Children’s Place Retail Stores, Inc.	2,700	157,059
*	The DIRECTV Group, Inc.	119,200	2,093,152
* #	The Dress Barn, Inc.	5,900	138,001
	The Marcus Corp.	1,200	21,132
#	The McClatchey Co.	1,900	85,481
	The Men’s Wearhouse, Inc.	5,150	174,430
#	The New York Times Co. Class A	2,200	53,152
	The Pep Boys - Manny, Moe & Jack	2,800	37,940
#	The Stanley Works	7,700	373,835
*	The Steak n Shake Co.	2,600	42,588
#	The TJX Companies, Inc.	47,150	1,117,926
	Thor Industries, Inc.	5,500	264,440
	Tiffany & Co.	13,400	458,146
*	Timberland Co. Class A	4,600	127,098
	Time Warner, Inc.	333,000	5,730,930
* #	TiVo, Inc.	5,500	34,815
*	Toll Brothers, Inc.	10,200	288,252
*	Too, Inc.	2,800	114,800
*	Tractor Supply Co.	4,000	222,440
	Traffix, Inc.	300	1,704
*	Trans World Entertainment Corp.	1,530	9,165
	Triarc Companies, Inc. Class A	2,700	44,469
	Triarc Companies, Inc. Class B	2,000	30,380
	Tribune Co.	7,500	223,800
* #	True Religion Apparel, Inc.	2,200	37,444

9

		Shares	Value†
*	TRW Automotive Holdings Corp.	9,300	$254,727
#	Tuesday Morning Corp.	100	1,607
	Tupperware Corp.	4,800	98,736
*	Tweeter Home Entertainment Group, Inc.	1,300	9,009
	Unifirst Corp.	800	25,640
#	United Auto Group, Inc.	4,100	172,774
*	United Retail Group, Inc.	900	12,780
*	Universal Electronics, Inc.	800	14,232
* #	Univision Communications, Inc. Class A	22,840	821,098
* #	Urban Outfitters, Inc.	13,300	246,981
#	V.F. Corp.	10,000	629,300
*	Vail Resorts, Inc.	3,600	129,420
*	Valassis Communications, Inc.	3,400	98,566
*	ValueVision Media, Inc. Class A	3,667	45,507
*	Vertrue, Inc.	700	27,265
*	Viacom, Inc. Class A	2,550	96,109
*	Viacom, Inc. Class B	21,400	807,850
	Visteon Corp.	9,200	68,264
* #	Warnaco Group, Inc.	3,000	53,970
	Washington Post Co.	100	81,090
* #	WCI Communities, Inc.	2,500	52,975
	Weight Watchers International, Inc.	7,500	314,100
	Wendy’s International, Inc.	11,100	669,108
* #	West Marine, Inc.	492	7,065
	Westwood One, Inc.	1,000	8,020
* #	Wet Seal, Inc. Class A	7,200	32,760
	Whirlpool Corp.	6,599	593,382
	Wiley (John) & Sons, Inc. Class A	4,300	149,769
#	Williams-Sonoma, Inc.	11,000	397,650
#	Winnebago Industries, Inc.	2,700	76,626
* #	WMS Industries, Inc.	2,900	75,226
	Wolverine World Wide, Inc.	4,950	113,553
	World Wrestling Federation Entertainment, Inc.	1,700	30,345
* #	Wynn Resorts, Ltd.	9,700	690,640
*	XM Satellite Radio Holdings, Inc.	11,700	168,714
	Yankee Candle Co., Inc.	4,200	114,576
*	Young Broadcasting, Inc. Class A	200	648
	Yum! Brands, Inc.	26,400	1,330,560
*	Zale Corp.	800	18,784
Total Consumer Discretionary			143,819,202

Consumer Staples — (8.3%)
	Alberto-Culver Co. Class B	8,550	397,660
	Albertson’s, Inc.	24,800	635,128
	Alliance One International, Inc.	6,600	28,512
	Altria Group, Inc.	194,900	14,101,015
	Anheuser-Busch Companies, Inc.	71,516	3,263,990
	Archer-Daniels-Midland Co.	64,300	2,672,951
	Avon Products, Inc.	42,400	1,344,080
*	BJ’s Wholesale Club, Inc.	6,600	194,700
*	Boston Beer Co., Inc. Class A	1,000	27,030
	Brown-Forman Corp. Class B	6,300	480,690
	Cal-Maine Foods, Inc.	400	2,800
	Campbell Soup Co.	39,000	1,372,410
*	Carrington Laboratories, Inc.	30	127

10

		Shares	Value†
	Casey’s General Stores, Inc.	4,500	$100,755
	CCA Industries, Inc.	400	3,780
*	Central European Distribution Corp.	2,050	65,641
* #	Central Garden & Pet Co.	2,100	87,927
*	Chattem, Inc.	2,100	73,668
	Chiquita Brands International, Inc.	2,400	34,344
	Church & Dwight Co., Inc.	5,950	215,092
	Clorox Co.	12,000	758,280
	Coca-Cola Co.	180,500	7,947,415
	Coca-Cola Enterprises, Inc.	35,200	692,032
	Colgate-Palmolive Co.	46,700	2,817,878
	ConAgra, Inc.	10,700	241,820
*	Constellation Brands, Inc. Class A	19,600	484,120
	Corn Products International, Inc.	6,300	168,084
	Costco Wholesale Corp.	46,800	2,477,124
*	Cuisine Solutions, Inc.	700	4,270
	CVS Corp.	79,800	2,226,420
*	Darling International, Inc.	5,100	20,553
*	Dean Foods Co.	13,450	480,165
	Del Monte Foods Co.	15,700	185,888
	Delta & Pine Land Co.	3,400	96,288
*	Elizabeth Arden, Inc.	2,800	57,120
*	Energizer Holdings, Inc.	5,300	276,978
	Estee Lauder Companies, Inc.	11,800	483,092
	Flowers Foods, Inc.	5,612	163,141
	General Mills, Inc.	33,100	1,717,559
	Great Atlantic & Pacific Tea Co., Inc.	3,000	75,600
*	Green Mountain Coffee, Inc.	797	31,466
*	Hain Celestial Group, Inc.	2,400	61,608
	Heinz (H.J.) Co.	35,400	1,499,190
	Hormel Foods Corp.	13,300	477,603
	Imperial Sugar Co. (New)	100	2,326
	Ingles Market, Inc. Class A	300	5,181
*	Integrated Biopharma, Inc.	500	3,900
	Inter Parfums, Inc.	1,801	32,256
*	Interstate Bakeries Corp.	1,000	8,050
	J & J Snack Foods Corp.	1,700	54,995
	J. M. Smucker Co.	4,376	181,429
#	Kellogg Co.	36,500	1,719,150
	Kimberly-Clark Corp.	41,300	2,505,671
#	Kraft Foods, Inc.	44,000	1,456,400
	Lancaster Colony Corp.	2,900	113,013
	Lance, Inc.	3,000	71,460
	Loews Corp. - Carolina Group	6,300	292,572
	Longs Drug Stores Corp.	3,500	161,140
#	Mannatech, Inc.	2,500	34,975
*	Maui Land & Pineapple Co., Inc.	600	21,930
	McCormick & Co., Inc.	10,700	368,615
* #	Medifast, Inc.	800	14,400
	MGP Ingredients, Inc.	1,600	45,568
	Molson Coors Brewing Co.	5,400	349,812
*	Monterey Pasta Co.	500	3,335
#	Nash Finch Co.	600	13,938
	National Beverage Corp.	3,600	46,872
*	Natural Alternatives International, Inc.	200	2,030

11

		Shares	Value†
	Nature’s Sunshine Products, Inc.	1,260	$13,608
*	NBTY, Inc.	5,800	152,076
	Nu Skin Enterprises, Inc. Class A	4,200	72,072
*	Omega Protein Corp.	700	4,284
* #	Parlux Fragrances, Inc.	600	16,536
*	Pathmark Stores, Inc.	4,800	44,880
*	Peet’s Coffee & Tea, Inc.	1,400	40,586
	PepsiAmericas, Inc.	12,400	276,892
	PepsiCo, Inc.	160,700	9,715,922
* #	Performance Food Group Co.	2,500	81,475
#	Pilgrim’s Pride Corp.	5,300	143,259
*	Playtex Products, Inc.	600	6,900
*	PriceSmart, Inc.	1,700	21,148
	Procter & Gamble Co.	301,780	16,371,565
	Ralcorp Holdings, Inc.	2,600	108,706
	Reliv International, Inc.	800	8,880
*	Revlon, Inc.	18,686	55,684
#	Reynolds American, Inc.	14,000	1,539,160
* #	Rite Aid Corp.	52,100	244,870
	Ruddick Corp.	3,700	86,728
#	Safeway, Inc.	45,400	1,070,532
* #	San Filippo (John B.) & Son, Inc.	192	2,652
	Sanderson Farms, Inc.	1,450	44,399
	Sara Lee Corp.	75,300	1,277,841
	Seaboard Corp.	100	131,200
*	Smart & Final Food, Inc.	3,000	51,450
*	Smithfield Foods, Inc.	10,400	289,224
	Spartan Stores, Inc.	1,259	16,682
* #	Spectrum Brands, Inc.	2,900	44,950
* #	Star Scientific, Inc.	2,697	7,336
#	Supervalu, Inc.	10,200	297,432
	Sysco Corp.	39,000	1,192,620
	The Hershey Co.	10,600	603,246
	The Kroger Co.	66,700	1,341,337
	The Topps Co., Inc.	1,900	15,523
	Tootsie Roll Industries, Inc.	3,026	91,779
*	TreeHouse Foods, Inc.	990	24,740
	Tyson Foods, Inc. Class A	20,600	329,806
*	United Natural Foods, Inc.	3,900	129,090
	Universal Corp.	1,600	58,976
* #	USANA Health Services, Inc.	1,300	48,893
	UST, Inc.	16,700	734,967
#	Vector Group, Ltd.	4,250	71,357
#	Walgreen Co.	77,700	3,154,620
#	Wal-Mart Stores, Inc.	369,648	17,909,446
	WD-40 Co.	1,600	52,048
	Weis Markets, Inc.	2,300	92,092
	Whole Foods Market, Inc.	10,900	708,500
*	Wild Oats Markets, Inc.	2,700	43,065
*	Wm. Wrigley Jr. Co. Class B	3,425	156,523
	Wrigley (Wm.) Jr. Co.	11,300	516,636
Total Consumer Staples			115,569,205

Energy — (8.1%)
* #	Abraxas Petroleum Corp.	2,200	10,362

12

		Shares	Value†
	Adams Resources & Energy, Inc.	300	$9,432
*	Allis-Chalmers Energy, Inc.	1,200	15,396
* #	American Oil & Gas, Inc.	1,000	4,450
	Anadarko Petroleum Corp.	44,400	2,205,348
	Apache Corp.	30,398	1,972,222
	Arch Coal, Inc.	12,000	580,200
* #	Arena Resources, Inc.	1,400	42,994
*	Atlas America, Inc.	1,794	81,806
* #	ATP Oil & Gas Corp.	2,700	113,346
*	Atwood Oceanics, Inc.	2,900	141,433
	Baker Hughes, Inc.	32,700	2,822,010
	Berry Petroleum Corp. Class A	1,800	111,780
	BJ Services Co.	28,700	1,051,855
*	Bolt Technology Corp.	300	3,633
* #	Boots & Coots International Well Control, Inc.	2,300	3,841
*	Brigham Exploration Co.	4,100	31,570
* #	Bristow Group, Inc.	900	32,409
	Cabot Oil & Gas Corp.	4,850	212,770
*	Callon Petroleum Co.	1,600	28,576
*	Cameron International Corp.	11,100	520,590
	CARBO Ceramics, Inc.	1,950	98,027
*	Carrizo Oil & Gas, Inc.	2,300	64,814
* #	Cheniere Energy, Inc.	5,300	206,329
	Chesapeake Energy Corp.	34,500	1,055,355
	Chevron Corp.	198,314	11,857,194
#	Cimarex Energy Co.	6,833	277,146
*	Clayton Williams Energy, Inc.	1,100	43,780
* #	Comstock Resources, Inc.	3,500	99,190
	ConocoPhillips	148,034	9,369,072
	CONSOL Energy, Inc.	8,900	785,425
*	Contango Oil & Gas Co.	900	11,700
*	Dawson Geophysical Co.	500	17,285
* #	Delta Petroleum Corp.	4,632	79,670
*	Denbury Resources, Inc.	11,100	350,760
	Devon Energy Corp.	5,796	332,459
	Diamond Offshore Drilling, Inc.	11,900	1,020,306
*	Dresser-Rand Group, Inc.	7,700	186,032
*	Dril-Quip, Inc.	1,800	141,714
* #	Dune Energy, Inc.	3,500	12,075
*	Edge Petroleum Corp.	1,700	35,207
	El Paso Corp.	63,600	990,252
*	Encore Acquisition Co.	4,400	116,864
* #	Endeavour International Corp.	5,600	15,232
* #	Energy Partners, Ltd.	3,000	63,600
	ENSCO International, Inc.	14,591	729,404
	EOG Resources, Inc.	19,800	1,300,068
	Exxon Mobil Corp.	568,300	34,615,153
* #	FMC Technologies, Inc.	6,791	453,231
*	Forest Oil Corp.	5,200	169,728
	Frontier Oil Corp.	5,600	313,600
*	FX Energy, Inc.	600	2,910
* #	Gasco Energy, Inc.	6,600	29,502
*	Giant Industries, Inc.	1,400	88,480
*	Goodrich Petroleum Corp.	2,400	58,800
*	Grant Prideco, Inc.	12,800	614,912

13

		Shares	Value†
*	Grey Wolf, Inc.	16,000	$122,400
	Gulf Island Fabrication, Inc.	1,000	22,930
*	Gulfmark Offshore, Inc.	1,800	45,288
*	Gulfport Energy Corp.	3,000	39,960
#	Halliburton Co.	49,200	3,669,828
* #	Hanover Compressor Co.	9,611	172,710
*	Harvest Natural Resources, Inc.	2,400	33,144
* #	Helix Energy Solutions Group, Inc.	7,200	255,312
	Helmerich & Payne, Inc.	5,200	341,952
	Hess Corp.	8,700	1,305,000
	Holly Corp.	2,800	233,604
* #	Hornbeck Offshore Services, Inc.	2,500	88,500
* #	Houston Exploration Co.	2,500	133,225
	Hugoton Royalty Trust	1,692	46,835
* #	Hydril Co.	2,100	157,269
*	Infinity, Inc.	900	6,120
* #	Input/Output, Inc.	7,700	74,382
*	KCS Energy, Inc.	3,700	104,266
	Kerr-McGee Corp.	10,595	1,132,076
*	Key Energy Group, Inc.	8,300	139,855
* #	KFX, Inc.	7,800	109,980
	Kinder Morgan, Inc.	11,300	1,135,424
*	Lone Star Technologies, Inc.	2,900	140,650
	Lufkin Industries, Inc.	100	6,049
	Marathon Oil Corp.	33,592	2,521,080
*	Mariner Energy, Inc.	4,046	69,106
	Maritrans, Inc.	800	20,632
	MarkWest Hydrocarbon, Inc.	463	10,441
#	Massey Energy Co.	5,600	208,992
* #	Matrix Service Co.	1,400	16,576
* #	Maverick Tube Corp.	4,000	192,800
* #	McMoran Exploration Co.	1,700	28,781
*	Meridian Resource Corp.	5,200	16,744
* #	Metretek Technologies, Inc.	800	11,432
*	Mitcham Industries, Inc.	500	7,370
#	Murphy Oil Corp.	17,200	906,956
*	NATCO Group, Inc. Class A	1,500	46,125
*	National-Oilwell, Inc.	16,734	1,105,448
*	Natural Gas Services Group	100	1,580
* #	Newfield Exploration Co.	11,600	495,668
*	Newpark Resources, Inc.	7,000	41,160
#	Noble Energy, Inc.	16,242	705,877
*	NS Group, Inc.	2,100	104,832
	Occidental Petroleum Corp.	39,794	3,943,187
*	Oceaneering International, Inc.	2,600	195,000
* #	Oil States International, Inc.	4,700	163,278
*	OMNI Energy Services Corp.	800	5,040
	Overseas Shipholding Group, Inc.	3,100	159,185
*	Parallel Petroleum Corp.	3,300	79,794
*	Parker Drilling Co.	9,300	68,634
	Patterson-UTI Energy, Inc.	15,700	469,430
#	Peabody Energy Corp.	25,100	1,564,734
	Penn Virginia Corp.	1,600	108,640
* #	Petrohawk Energy Corp.	5,959	69,899
*	Petroleum Development Corp.	1,500	54,660

14

		Shares	Value†
*	PetroQuest Energy, Inc.	3,700	$38,517
*	PHI, Inc. Non-Voting	1,200	41,736
#	Pioneer Natural Resources Co.	11,007	449,196
* #	Plains Exploration & Production Co.	6,374	227,552
	Pogo Producing Co.	5,000	225,300
* #	Pride International, Inc.	15,400	498,190
*	Quicksilver Resources, Inc.	5,450	191,132
#	Range Resources Corp.	12,000	310,800
*	Remington Oil & Gas Corp.	2,400	101,616
* #	Rentech, Inc.	14,500	65,395
	Rowan Companies, Inc.	10,300	410,146
	RPC, Inc.	5,800	135,662
* #	SEACOR Holdings, Inc.	2,400	195,600
#	Smith International, Inc.	20,700	847,872
*	Southwestern Energy Co.	13,600	439,280
#	St. Mary Land & Exploration Co.	11,000	429,990
*	Stone Energy Corp.	1,600	79,760
* #	SulphCo, Inc.	3,800	36,860
#	Sunoco, Inc.	12,000	823,080
*	Superior Energy Services, Inc.	7,800	256,620
*	Swift Energy Corp.	2,400	96,384
* #	Syntroleum Corp.	4,500	29,295
	Tesoro Petroleum Corp.	6,400	435,904
*	Teton Energy Corp.	600	3,858
*	TETRA Technologies, Inc.	6,350	184,595
*	TGC Industries, Inc.	925	10,536
#	The Williams Companies, Inc.	56,800	1,283,680
	Tidewater, Inc.	5,300	268,816
* #	Transmeridian Exploration, Inc.	8,800	55,440
*	TransMontaigne, Inc.	2,700	31,050
*	Trico Marine Services, Inc.	1,500	48,450
* #	Tri-Valley Corp.	1,300	11,713
* #	Unit Corp.	4,200	251,664
*	Universal Compression Holdings, Inc.	1,900	110,428
	USEC, Inc.	4,100	49,446
*	VAALCO Energy, Inc.	5,600	39,536
	Valero Energy Corp.	56,994	3,496,582
*	Veritas DGC, Inc.	3,200	151,136
*	Warren Resources, Inc.	400	4,996
	Western Gas Resources, Inc.	7,400	362,674
*	Westmoreland Coal Co.	600	17,334
*	W-H Energy Services, Inc.	2,900	163,386
*	Whiting Petroleum Corp.	3,100	117,335
#	World Fuel Services Corp.	2,500	124,875
	XTO Energy, Inc.	33,833	1,394,596
Total Energy			113,059,152

Financials — (17.8%)
	1st Source Corp.	1,600	45,648
#	21st Century Holding Co.	300	4,602
	21st Century Insurance Group	7,200	108,864
	A.G. Edwards, Inc.	7,200	385,920
*	Accredited Home Lenders Holding Co.	2,100	109,074
*	ACE Cash Express, Inc.	900	23,949
	Advance America Cash Advance Centers, Inc.	100	1,515

15

		Shares	Value†
	Advanta Corp. Class A	800	$26,768
	Advanta Corp. Class B Non-Voting	1,600	58,560
*	Aether Holdings, Inc.	1,200	4,812
* #	Affiliated Managers Group, Inc.	3,450	311,190
	AFLAC, Inc.	49,300	2,307,240
	Alabama National Bancorporation	1,500	101,280
	Alfa Corp.	5,504	85,477
*	Allegheny Corp.	110	31,053
	Allstate Corp.	52,557	2,891,161
	AMBAC Financial Group, Inc.	8,300	665,245
	Amcore Financial, Inc.	2,100	63,315
#	American Capital Strategies, Ltd.	8,600	294,550
#	American Equity Investment Life Holding Co.	4,400	57,420
#	American Express Co.	121,300	6,593,868
	American Financial Group, Inc.	6,600	278,256
	American International Group, Inc.	215,300	13,090,240
	American National Insurance Co.	500	58,025
*	American Physicians Capital, Inc.	600	27,732
	American West Bancorporation	733	17,094
*	AmeriCredit Corp.	12,600	365,904
	Ameriprise Financial, Inc.	20,040	917,231
	Ameris Bancorp	400	8,520
*	AmeriServe Financial, Inc.	700	3,500
	AmerUs Group Co.	3,400	197,676
	AmSouth Bancorporation	33,100	887,080
	Anchor Bancorp Wisconsin, Inc.	1,300	37,895
	AON Corp.	30,600	1,090,890
*	Argonaut Group, Inc.	2,000	61,520
*	Asset Acceptance Capital Corp.	2,000	34,600
	Associated Banc-Corp	12,514	413,713
	Assurant, Inc.	11,400	557,232
#	ASTA Funding, Inc.	1,200	43,872
#	Astoria Financial Corp.	9,750	295,035
	Atlantic Coast Federal Corp.	400	6,100
	BancFirst Corp.	1,400	62,650
	BancorpSouth, Inc.	6,900	179,538
*	Bancshares of Florida, Inc.	400	8,800
	Bank of America Corp.	379,028	18,344,955
	Bank of Hawaii Corp.	5,000	253,650
	Bank of New York Co., Inc.	74,000	2,459,020
	Bank of the Ozarks, Inc.	1,600	51,632
	BankAtlantic Bancorp, Inc. Class A	3,900	57,330
	BankUnited Financial Corp. Class A	3,100	96,162
	Banner Corp.	600	22,140
#	BB&T Corp.	46,378	1,927,933
	Bear Stearns Companies, Inc.	11,300	1,511,375
	Berkley (W.R.) Corp.	18,730	643,750
	Berkshire Hills Bancorp, Inc.	100	3,440
	Blackrock, Inc.	2,000	268,000
	BOK Financial Corp.	6,329	310,691
	Boston Private Financial Holdings, Inc.	3,100	93,000
	Bristol West Holdings, Inc.	1,700	28,696
	Brooke Corp.	300	3,567
#	Brookline Bancorp, Inc.	2,800	40,096
#	Brown & Brown, Inc.	13,800	420,486

16

		Shares	Value†
	Camden National Corp.	300	$11,721
	Capital Corp. of the West	900	29,817
*	Capital Crossing Bank	400	9,080
#	Capital One Financial Corp.	21,889	1,811,753
	Capital Title Group, Inc.	100	749
	Capitol Bancorp, Ltd.	1,500	61,440
	Capitol Federal Financial	7,189	234,146
	Cardinal Financial Corp.	1,600	19,456
	Cash America International, Inc.	2,500	76,925
*	Cash Systems, Inc.	800	5,448
	Cathay General Bancorp	4,552	163,371
	Center Financial Corp.	1,000	23,330
	Central Pacific Financial Corp.	2,000	71,940
*	Ceres Group, Inc.	1,000	5,990
	Chemical Financial Corp.	976	28,509
	Chittenden Corp.	3,475	93,999
	Chubb Corp.	33,600	1,697,808
	Cincinnati Financial Corp.	13,171	603,759
	CIT Group, Inc.	18,500	950,900
	Citigroup, Inc.	448,244	22,098,429
	Citizens Banking Corp.	2,100	55,944
	Citizens First Bancorp, Inc.	200	5,500
* #	Citizens, Inc.	2,415	12,751
	City Holding Co.	1,800	65,088
	City National Corp.	4,700	341,831
*	CNA Financial Corp.	23,300	759,114
*	CNA Surety Corp.	2,800	48,076
	Cohen & Steers, Inc.	3,300	81,114
	Columbia Banking System, Inc.	1,555	52,248
	Comerica, Inc.	13,500	739,125
	Commerce Bancorp, Inc.	16,400	644,356
	Commerce Bancshares, Inc.	6,534	337,873
	Commerce Group, Inc.	2,500	141,875
	Commercial Capital Bancorp, Inc.	1,449	22,749
#	Community Bank System, Inc.	1,400	27,146
	Compass Bancshares, Inc.	11,000	612,150
* #	CompuCredit Corp.	5,500	210,430
*	Conseco, Inc.	13,200	317,988
*	Consumer Portfolio Services, Inc.	100	749
#	Corus Bankshares, Inc.	4,688	132,436
	Countrywide Financial Corp.	50,998	1,952,203
	Cullen Frost Bankers, Inc.	4,800	272,160
	CVB Financial Corp.	8,103	131,269
	Delphi Financial Group, Inc. Class A	1,800	95,166
#	Delta Financial Corp.	583	5,480
	Dime Community Bancshares	2,950	41,713
*	Dollar Financial Corp.	100	1,911
	Donegal Group, Inc. Class A	900	15,903
#	Downey Financial Corp.	2,100	143,010
* #	E*TRADE Financial Corp.	42,000	1,019,340
	East West Bancorp, Inc.	5,500	219,725
	Eaton Vance Corp.	13,000	344,760
	EMC Insurance Group, Inc.	700	22,316
*	Encore Capital Group, Inc.	1,700	15,572
	Erie Indemnity Co.	5,657	286,244

17

		Shares	Value†
#	F.N.B. Corp.	4,225	$68,149
	Fannie Mae	91,400	4,547,150
	FBL Financial Group, Inc. Class A	1,200	42,936
	Federal Agriculture Mortgage Corporation	600	15,030
#	Federated Investors, Inc.	9,800	314,776
	Fidelity Bankshares, Inc.	2,262	73,311
	Fidelity National Financial, Inc.	13,466	558,704
#	Fidelity National Title Group, Inc.	2,076	45,340
	Fidelity Southern Corp.	400	7,012
	Fifth Third Bancorp	51,371	1,952,098
	Financial Federal Corp.	2,250	62,933
* #	First Acceptance Corp.	4,600	56,948
	First Albany Companies, Inc.	300	1,257
	First American Corp.	7,000	293,790
	First Bancorp	800	16,808
	First Busey Corp.	1,800	36,792
*	First Cash Financial Services, Inc.	3,100	66,526
	First Charter Corp.	2,500	59,850
	First Citizens BancShares, Inc.	100	18,881
	First Commonwealth Financial Corp.	5,600	73,360
	First Community Bancorp	1,700	98,702
	First Community Bancshares, Inc.	900	28,710
#	First Financial Bancorp	2,800	45,444
	First Financial Corp.	700	21,413
	First Financial Holdings, Inc.	1,100	34,177
	First Horizon National Corp.	11,600	463,536
	First Indiana Corp.	1,425	37,364
#	First Marblehead Corp.	6,100	276,757
	First Merchants Corp.	900	21,339
	First Midwest Bancorp, Inc.	4,000	140,640
	First Niagara Financial Group, Inc.	7,484	105,450
	First Place Financial Corp.	800	18,280
*	First Regional Bancorp	400	34,140
	First Republic Bank	2,250	94,545
	First State Bancorporation	1,500	35,040
*	FirstCity Financial Corp.	500	5,685
* #	FirstFed Financial Corp.	1,400	80,976
	FirstMerit Corp.	5,700	131,157
	Flagstar Bancorp, Inc.	2,800	45,192
	Flushing Financial Corp.	1,700	28,288
*	FPIC Insurance Group, Inc.	1,000	37,570
*	Franklin Bank Corp.	1,500	29,850
	Franklin Resources, Inc.	20,700	1,861,965
	Fremont General Corp.	6,000	121,380
	Frontier Financial Corp.	2,700	92,286
	Fulton Financial Corp.	16,004	250,791
#	Gallagher (Arthur J.) & Co.	8,000	212,640
	GAMCO Investors, Inc.	600	21,246
	Gateway Financial Holdings, Inc.	363	5,699
	German American Bancorp, Inc.	200	2,650
	Glacier Bancorp, Inc.	3,056	89,419
	Golden West Financial Corp.	29,700	2,171,070
	Great American Financial Resources, Inc.	300	5,868
*	Great Lakes Bancorp, Inc.	220	3,883
	Great Southern Bancorp, Inc.	895	23,718

18

		Shares	Value†
	Greater Bay Bancorp	4,000	$119,240
	Greene County Bancshares, Inc.	600	18,042
#	Greenhill & Co., Inc.	2,900	172,260
	Hancock Holding Co.	2,900	156,426
	Hanmi Financial Corp.	4,100	78,597
	Hanover Insurance Group, Inc.	4,700	222,545
	Harbor Florida Bancshares, Inc.	2,200	80,872
	Harleysville Group, Inc.	1,100	30,459
	Harleysville National Corp.	2,123	42,481
	Hartford Financial Services Group, Inc.	22,200	1,952,268
	HCC Insurance Holdings, Inc.	10,550	323,780
	Heartland Financial USA, Inc.	500	12,575
	Heritage Commerce Corp.	600	14,430
	Hilb Rogal Hamilton Co.	3,100	120,621
	Horace Mann Educators Corp.	1,700	28,475
	Horizon Financial Corp.	400	9,788
	Hudson City Bancorp, Inc.	44,263	605,960
	Huntington Bancshares, Inc.	23,100	543,312
	IBERIABANK Corp.	925	56,323
	Independence Community Bank Corp.	5,102	214,182
	Independent Bank Corp. MA	1,300	41,379
	Independent Bank Corp. MI	1,560	42,042
	IndyMac Bancorp, Inc.	6,200	284,580
	Infinity Property & Casualty Corp.	1,100	46,882
	Integra Bank Corp.	1,300	29,341
	Interchange Financial Services Corp.	1,700	38,216
	International Bancshares Corp.	2,600	74,100
*	Intervest Bancshares Corp.	600	24,144
*	Investment Technology Group, Inc.	4,150	196,295
#	Investors Financial Services Corp.	6,300	275,562
	Irwin Financial Corp.	1,200	24,720
	ITLA Capital Corp.	300	14,955
	Janus Capital Group, Inc.	18,500	333,185
	Jefferies Group, Inc.	11,000	321,640
	JPMorgan Chase & Co.	296,952	12,662,033
	KeyCorp	38,200	1,364,504
	K-Fed Bancorp	500	7,000
	KNBT Bancorp, Inc.	1,500	24,450
*	Knight Capital Group, Inc.	5,100	78,642
	LandAmerica Financial Group, Inc.	1,100	73,612
	Legg Mason, Inc.	11,150	1,069,620
	Lehman Brothers Holdings, Inc.	52,390	3,489,698
#	Leucadia National Corp.	10,050	643,602
	Lincoln National Corp.	27,707	1,556,579
	LNB Bancorp, Inc.	300	5,517
	Loews Corp.	81,800	2,779,564
	M&T Bank Corp.	10,200	1,174,020
	Macatawa Bank Corp.	1,050	33,915
	MAF Bancorp, Inc.	1,800	77,922
	Main Street Banks, Inc.	1,400	38,472
*	Markel Corp.	1,093	369,161
*	Marlin Business Services, Inc.	900	19,026
	Marsh & McLennan Companies, Inc.	51,800	1,451,954
	Marshall & Ilsley Corp.	22,207	1,006,865
	MB Financial, Inc.	1,550	55,893

19

		Shares	Value†
	MBIA, Inc.	9,800	$559,874
	MBT Financial Corp.	900	14,688
*	Meadowbrook Insurance Group, Inc.	300	2,274
	Medallion Financial Corp.	100	1,303
	Mellon Financial Corp.	38,200	1,382,076
	Mercantile Bankshares Corp.	10,950	393,653
	Mercury General Corp.	4,200	234,990
	Merrill Lynch & Co., Inc.	89,100	6,451,731
	MetLife, Inc.	70,200	3,613,194
	MGIC Investment Corp.	7,900	520,373
	Midland Co.	100	3,970
	Mid-State Bancshares	1,900	50,236
	Midwest Banc Holdings, Inc.	1,900	42,351
	Moody’s Corp.	28,100	1,469,630
	Morgan Stanley	101,100	6,027,582
*	Nasdaq Stock Market, Inc.	10,000	304,400
	National City Corp.	52,351	1,930,705
#	National Penn Bancshares, Inc.	3,693	70,315
	Nationwide Financial Services, Inc.	4,600	199,180
*	Navigators Group, Inc.	1,500	61,830
	NBT Bancorp, Inc.	2,900	63,945
* #	Nelnet, Inc. Class A	3,900	145,743
	New York Community Bancorp, Inc.	24,344	405,571
	NewAlliance Bancshares, Inc.	5,100	71,757
*	Newtek Business Services, Inc.	900	1,683
	North Fork Bancorporation, Inc.	34,205	1,008,021
	Northern Trust Corp.	19,900	1,112,808
	Northwest Bancorp, Inc.	4,100	102,664
	Nuveen Investments	8,100	363,771
* #	NYSE Group, Inc.	16,000	956,800
	Oak Hill Financial, Inc.	200	5,534
	OceanFirst Financial Corp.	926	20,168
* #	Ocwen Financial Corp.	5,855	66,396
#	Odyssey Re Holdings Corp.	5,700	139,536
	Ohio Casualty Corp.	5,600	167,272
	Old National Bancorp	5,240	100,503
	Old Republic International Corp.	19,112	408,423
#	Omega Financial Corp.	800	25,592
	Pacific Capital Bancorp	3,633	124,903
*	Pacific Mercantile Bancorp	500	9,125
#	Park National Corp.	1,200	113,940
	Partners Trust Financial Group, Inc.	2,700	30,807
	Peapack-Gladstone Financial Corp.	400	9,736
	Peoples Bancorp, Inc. OH	800	22,784
	Peoples Bank CT	13,225	435,367
	PFF Bancorp, Inc.	2,160	73,440
*	Philadelphia Consolidated Holding Corp.	7,200	238,680
*	Pico Holdings, Inc.	900	30,600
*	Pinnacle Financial Partners, Inc.	1,700	47,838
*	Piper Jaffray Companies, Inc.	1,004	63,543
*	PMA Capital Corp. Class A	2,200	22,770
	PMI Group, Inc.	7,500	341,250
#	PNC Financial Services Group, Inc.	27,400	1,888,134
*	Portfolio Recovery Associates, Inc.	1,700	83,759
	Presidential Life Corp.	1,100	27,511

20

		Shares	Value†
	Principal Financial Group, Inc.	26,900	$1,470,085
*	ProAssurance Corp.	3,100	146,351
	Progressive Corp.	66,800	1,826,980
	Prosperity Bancshares, Inc.	2,800	90,412
	Protective Life Corp.	6,000	265,920
	Provident Bankshares Corp.	2,686	94,762
	Provident Financial Services, Inc.	2,300	42,228
	Provident New York Bancorp	2,835	36,628
	Prudential Financial, Inc.	48,000	3,655,200
	Pulaski Financial Corp.	100	1,663
	Radian Group, Inc.	7,100	433,952
	Raymond James Financial, Inc.	10,822	317,193
	Regions Financial Corp.	41,859	1,416,927
	Reinsurance Group of America, Inc.	5,300	251,485
	Renasant Corp.	600	22,698
#	Republic Bancorp, Inc.	4,663	50,687
	Resource America, Inc.	1,500	27,750
*	Rewards Network, Inc.	1,300	10,920
	RLI Corp.	2,200	104,060
	S&T Bancorp, Inc.	2,117	72,274
	S.Y. Bancorp, Inc.	1,040	26,874
	SAFECO Corp.	9,300	514,941
	Sanders Morris Harris Group, Inc.	1,518	23,453
	Sandy Spring Bancorp, Inc.	1,400	49,182
	Schwab (Charles) Corp.	122,200	2,035,852
*	Seabright Insurance Holdings	200	3,168
	Seacoast Banking Corp. of Florida	1,500	42,285
	SEI Investments Co.	8,960	406,694
	Selective Insurance Group, Inc.	1,300	70,850
#	Sierra Bancorp	300	7,827
	Simmons First National Corp. Class A	889	23,470
	Sky Financial Group, Inc.	7,400	182,040
	SLM Corp.	36,100	1,940,736
	Sound Federal Bancorp, Inc.	500	10,340
	South Financial Group, Inc.	5,301	147,103
	Southern Community Financial Corp.	100	973
	Southwest Bancorp, Inc.	1,100	26,411
	Sovereign Bancorp, Inc.	28,800	642,240
	StanCorp Financial Group, Inc.	5,200	253,864
	State Auto Financial Corp.	3,400	110,500
	State Bancorp, Inc.	200	3,232
	State Street Corp.	32,400	2,012,040
	Sterling Bancorp	1,560	28,782
	Sterling Bancshares, Inc.	4,000	68,360
	Sterling Financial Corp.	2,967	89,129
	Stewart Information Services Corp.	900	34,209
*	Stifel Financial Corp.	1,100	40,832
	Student Loan Corp.	1,800	334,728
	Suffolk Bancorp	800	24,520
* #	Sun American Bancorp	500	2,675
*	Sun Bancorp, Inc.	1,229	20,832
	SunTrust Banks, Inc.	32,017	2,424,007
*	Superior Bancorp	1,100	12,617
	Susquehanna Bancshares, Inc.	2,200	50,248
*	SVB Financial Group	3,900	188,058

21

		Shares	Value†
	Synergy Financial Group, Inc.	200	$2,934
	Synovus Financial Corp.	31,200	820,872
	T. Rowe Price Group, Inc.	13,000	1,028,300
	TCF Financial Corp.	11,500	307,050
	TD Ameritrade Holding Corp.	28,100	477,700
	TD Banknorth, Inc.	15,022	430,230
*	Temecula Valley Bancorp, Inc.	200	4,310
	Texas Regional Bancshares, Inc. Class A	4,687	148,062
*	The Bancorp, Inc.	1,400	32,144
	The Colonial BancGroup, Inc.	13,900	370,574
	The Goldman Sachs Group, Inc.	43,800	6,611,610
	The Phoenix Companies, Inc.	4,100	58,138
	The St. Paul Travelers Companies, Inc.	57,607	2,535,860
	TierOne Corp.	1,700	55,760
	Tompkins County Trustco, Inc.	990	40,550
	Torchmark Corp.	9,200	541,696
	Tower Group, Inc.	100	3,101
*	Tradestation Group, Inc.	4,600	63,986
	Transatlantic Holdings, Inc.	6,150	353,625
*	Triad Guaranty, Inc.	1,100	59,543
	Trico Bancshares	1,500	40,635
#	TrustCo Bank Corp. NY	4,800	52,752
	Trustmark Corp.	4,849	145,518
	U.S. Bancorp	169,100	5,220,117
#	UCBH Holdings, Inc.	8,500	150,280
	UMB Financial Corp.	3,600	115,992
	Umpqua Holdings Corp.	2,545	67,035
	Union Bankshares Corp.	700	27,629
	UnionBanCal Corp.	13,500	913,275
	United Bankshares, Inc.	3,700	130,499
	United Community Banks, Inc.	3,350	99,730
	United Community Financial Corp.	1,700	19,567
	United Fire & Casualty Co.	1,800	56,430
*	United PanAm Financial Corp.	1,800	50,688
	Unitrin, Inc.	5,700	255,417
*	Universal American Financial Corp.	4,571	63,948
#	Univest Corporation of Pennsylvania	1,100	28,853
	UnumProvident Corp.	25,900	465,164
	USB Holding Co., Inc.	2,000	46,400
	Valley National Bancorp	10,176	249,414
* #	Virginia Commerce Bancorp, Inc.	2,150	55,341
#	Wachovia Corp.	149,804	8,014,514
	Waddell & Reed Financial, Inc.	8,500	189,380
	Washington Federal, Inc.	7,302	167,508
	Washington Mutual, Inc.	83,270	3,822,926
	Washington Trust Bancorp, Inc.	1,008	26,168
	Webster Financial Corp.	4,400	213,356
	Wells Fargo & Co.	148,900	9,882,493
	Wesbanco, Inc.	1,332	40,040
#	West Bancorporation	1,281	21,534
	West Coast Bancorp	1,300	35,347
	Westamerica Bancorporation	2,400	116,496
	Western Sierra Bancorp	700	29,645
	Whitney Holding Corp.	6,400	231,296
	Willow Grove Bancorp, Inc.	200	3,350

22

		Shares	Value†
	Wilmington Trust Corp.	6,700	$286,157
	Wilshire Bancorp, Inc.	2,700	47,763
	Wintrust Financial Corp.	2,150	110,360
*	World Acceptance Corp.	1,800	57,906
	Zenith National Insurance Corp.	3,100	124,000
	Zions Bancorporation	10,017	811,678
Total Financials			246,733,291

Health Care — (11.0%)
	Abbott Laboratories	114,700	4,897,690
*	Abiomed, Inc.	2,500	33,500
*	Abraxis Bioscience, Inc.	2,250	64,440
* #	Acadia Pharmaceuticals, Inc.	2,900	30,044
*	Accelrys, Inc.	300	2,151
* #	Acusphere, Inc.	1,100	6,094
*	Adolor Corp.	4,500	105,165
*	Advanced Magnetics, Inc.	900	23,499
* #	Advanced Medical Optics, Inc.	6,981	316,379
*	Advancis Pharmaceutical Corp.	1,200	3,900
*	ADVENTRX Pharmaceuticals, Inc.	6,500	28,210
	Aetna, Inc.	56,000	2,153,760
*	Affymetrix, Inc.	4,600	126,546
*	Air Methods Corp.	1,000	22,450
* #	Akorn, Inc.	5,000	20,050
*	Albany Molecular Research, Inc.	2,100	21,651
*	Alexion Pharmaceuticals, Inc.	3,100	100,781
* #	Align Technology, Inc.	6,400	47,296
* #	Alkermes, Inc.	9,200	182,344
#	Allergan, Inc.	14,500	1,374,890
*	Alliance Imaging, Inc.	2,600	15,080
*	Allos Therapeutics, Inc.	3,200	10,240
*	Allscripts Healthcare Solutions, Inc.	5,000	87,200
*	Alnylam Pharmaceuticals, Inc.	3,200	47,328
	Alpharma, Inc. Class A	3,900	91,338
* #	Amedisys, Inc.	1,400	50,050
*	America Services Group, Inc.	850	11,645
*	American Medical Systems Holdings, Inc.	6,600	130,482
*	American Retirement Corp.	3,000	96,630
*	AMERIGROUP Corp.	4,700	134,890
	AmerisourceBergen Corp.	20,900	911,031
*	Amgen, Inc.	89,660	6,060,119
*	AMICAS, Inc.	2,500	8,900
*	AMN Healthcare Services, Inc.	2,900	57,072
*	Amsurg Corp.	2,850	68,657
* #	Amylin Pharmaceuticals, Inc.	12,200	554,490
	Analogic Corp.	1,300	74,269
*	Andrx Corp.	5,100	119,136
*	Anika Therapeutics, Inc.	500	5,260
* #	Antigenics, Inc.	2,153	5,124
#	Applera Corp. - Applied Biosystems Group	16,800	497,280
*	Applera Corp. - Celera Genomics Group	4,600	51,520
* #	Apria Healthcare Group, Inc.	3,400	65,280
*	Arena Pharmaceuticals, Inc.	4,700	64,108
*	Ariad Pharmaceuticals, Inc.	4,500	23,085
*	Arqule, Inc.	2,100	11,340

23

		Shares	Value†
*	Array BioPharma, Inc.	3,500	$25,760
#	Arrow International, Inc.	3,900	125,736
* #	Arthrocare Corp.	2,400	101,376
*	Aspect Medical Systems, Inc.	1,800	35,316
* #	AtheroGenics, Inc.	2,400	31,896
*	ATS Medical, Inc.	300	849
* #	AVANIR Pharmaceuticals Class A	2,775	27,167
* #	AVI BioPharma, Inc.	4,700	21,385
*	Avigen, Inc.	700	3,927
#	Bard (C.R.), Inc.	10,200	754,902
*	Barr Laboratories, Inc.	10,025	528,318
*	Barrier Therapeutics, Inc.	1,000	5,920
	Bausch & Lomb, Inc.	3,300	162,195
	Baxter International, Inc.	63,400	2,390,180
	Beckman Coulter, Inc.	6,100	337,330
	Becton Dickinson & Co.	24,300	1,468,449
* #	Bentley Pharmaceuticals, Inc.	2,200	25,938
* #	BioCryst Pharmaceuticals, Inc.	2,897	38,385
*	Bioenvision, Inc.	2,200	12,716
*	Biogen Idec, Inc.	31,875	1,486,331
*	Bio-Imaging Technologies, Inc.	400	1,556
#	BioLase Technology, Inc.	1,000	7,440
*	BioMarin Pharmaceutical, Inc.	4,300	55,857
	Biomet, Inc.	25,700	904,897
*	Bio-Reference Laboratories, Inc.	900	16,857
*	BioSante Pharmaceuticals, Inc.	700	2,275
*	BioScrip, Inc.	2,045	11,350
*	Biosite, Inc.	1,200	53,988
* #	BioSphere Medical, Inc.	800	4,520
*	Boston Scientific Corp.	72,202	1,493,137
*	Bovie Medical Corp.	500	1,985
* #	Bradley Pharmaceuticals, Inc.	900	11,646
	Bristol-Myers Squibb Co.	195,800	4,806,890
*	Bruker BioSciences Corp.	8,710	50,431
* #	BSD Medical Corp.	500	2,910
*	Caliper Life Sciences, Inc.	1,500	7,710
	Cambrex Corp.	2,000	40,400
*	Candela Corp.	2,300	39,606
*	Cantel Medical Corp.	1,150	15,882
*	Capital Senior Living Corp.	200	2,200
*	Caraco Pharmaceutical Laboratories, Ltd.	2,700	28,971
*	Cardiac Science Corp.	385	3,384
	Cardinal Health, Inc.	33,282	2,226,899
*	Cardiotech International, Inc.	1,100	2,596
*	Caremark Rx, Inc.	38,798	1,861,140
*	Celgene Corp.	32,500	1,347,125
* #	Cell Genesys, Inc.	3,800	23,522
* #	Cell Therapeutics, Inc.	1,700	2,397
* #	Centene Corp.	3,700	96,385
*	Cephalon, Inc.	5,940	354,737
*	Cepheid, Inc.	4,800	46,464
* #	Cerner Corp.	6,900	262,062
*	Cerus Corp.	1,700	14,025
*	Chad Therapeutics, Inc.	600	1,578
*	Charles River Laboratories International, Inc.	6,520	261,061

24

		Shares	Value†
#	Chemed Corp.	2,300	$123,855
*	Cholestech Corp.	800	10,960
	Cigna Corp.	12,100	1,122,154
	CNS, Inc.	400	9,124
*	Collagenex Pharmaceuticals, Inc.	800	9,952
*	Columbia Laboratories, Inc.	700	2,639
*	Community Health Systems, Inc.	9,500	358,150
	Computer Programs & Systems, Inc.	1,100	44,198
*	Conceptus, Inc.	2,800	37,268
*	Conmed Corp.	1,600	31,104
*	Connetics Corp.	3,500	41,125
#	Cooper Companies, Inc.	1,565	74,103
*	Corcept Therapeutics, Inc.	1,100	5,247
* #	Cortex Pharmaceuticals, Inc.	2,000	6,360
*	Corvel Corp.	500	11,865
*	Cotherix, Inc.	100	787
* #	Covance, Inc.	6,300	372,141
*	Coventry Health Care, Inc.	13,657	713,578
* #	Critical Therapeutics, Inc.	2,200	10,340
*	Criticare Systems, Inc.	400	1,896
*	Cross Country Healthcare, Inc.	2,600	45,838
*	CryoLife, Inc.	1,100	4,961
*	Cubist Pharmaceuticals, Inc.	4,700	111,249
* #	CuraGen Corp.	3,800	14,326
*	Curis, Inc.	3,000	4,710
*	Cutera, Inc.	1,000	16,490
* #	CV Therapeutics, Inc.	3,200	53,312
*	Cyberonics, Inc.	1,400	34,986
*	Cypress Bioscience, Inc.	2,100	14,469
* #	Cytogen Corp.	900	2,997
*	Cytomedix, Inc.	600	1,590
* #	Cytyc Corp.	11,600	304,848
	Dade Behring Holdings, Inc.	9,100	338,975
	Datascope Corp.	1,400	48,034
*	DaVita, Inc.	10,550	558,728
*	Dendreon Corp.	6,100	26,840
*	Dendrite International, Inc.	3,600	36,612
#	Dentsply International, Inc.	8,150	487,370
*	DepoMed, Inc.	800	4,584
	Diagnostic Products Corp.	2,800	161,616
*	Digene Corp.	2,200	82,236
*	Dionex Corp.	2,100	113,106
* #	Discovery Laboratories, Inc.	4,900	10,927
*	Diversa Corp.	4,900	45,913
*	DJ Orthopedics, Inc.	2,400	92,040
*	DOV Pharmaceutical, Inc.	1,600	4,944
* #	Durect Corp.	4,900	23,030
* #	DUSA Pharmaceuticals, Inc.	1,000	5,920
*	Dyax Corp.	2,900	10,875
* #	Dynacq Healthcare, Inc.	500	828
*	Dynavax Technologies Corp.	1,500	6,330
*	Eclipsys Corp.	100	1,944
*	Edwards Lifesciences Corp.	5,800	257,172
	Eli Lilly & Co.	83,800	4,327,432
*	Elite Pharmaceuticals, Inc.	300	660

25

		Shares	Value†
*	Emdeon Corp.	27,900	$323,919
* #	Emisphere Technologies, Inc.	1,000	9,750
*	Encision, Inc.	100	300
*	Encore Medical Corp.	7,000	34,860
*	Encysive Pharmaceuticals, Inc.	4,300	18,705
*	Endologix, Inc.	2,100	7,539
* #	Entremed, Inc.	300	522
*	Enzo Biochem, Inc.	1,767	18,288
* #	eResearch Technology, Inc.	4,350	39,672
* #	ev3, Inc.	1,428	20,749
*	Exact Sciences Corp.	1,500	3,675
*	Exelixis, Inc.	8,300	90,055
* #	Express Scripts, Inc.	12,800	937,984
*	E-Z-EM, Inc.	800	12,320
*	First Horizon Pharmaceutical Corp.	3,200	67,552
*	Fisher Scientific International, Inc.	11,748	872,289
*	Five Star Quality Care, Inc.	2,100	23,100
*	Forest Laboratories, Inc.	28,300	1,060,684
*	Genentech, Inc.	66,700	5,533,432
*	Genesis HealthCare Corp.	1,050	49,424
* #	Genitope Corp.	1,500	10,770
*	Gen-Probe, Inc.	5,100	275,400
* #	Genta, Inc.	3,100	5,301
*	Gentiva Health Services, Inc.	2,600	45,162
*	Genzyme Corp.	17,368	1,033,396
* #	Geron Corp.	6,100	42,456
*	Gilead Sciences, Inc.	43,200	2,476,656
*	Greatbatch, Inc.	2,000	45,380
*	Haemonetics Corp.	2,500	126,250
*	Hanger Orthopedic Group, Inc.	1,000	7,830
*	Harvard Bioscience, Inc.	1,500	6,300
	HCA, Inc.	31,194	1,386,573
	Health Management Associates, Inc.	21,400	446,190
*	Health Net, Inc.	10,200	438,804
*	HealthExtras, Inc.	4,100	123,164
*	HealthStream, Inc.	1,100	4,191
*	HealthTronics, Inc.	2,500	18,450
* #	Healthways, Inc.	3,600	191,304
* #	Hemispherx Biopharma, Inc.	2,800	7,560
	Hillenbrand Indutries, Inc.	6,200	313,348
*	Hi-Tech Pharmacal Co., Inc.	1,200	23,784
*	HMS Holdings Corp.	1,000	9,640
*	Hollis-Eden Pharmaceuticals, Inc.	1,100	5,225
* #	Hologic, Inc.	4,500	177,705
	Hooper Holmes, Inc.	2,900	8,729
*	Horizon Health Corp.	700	14,826
*	Hospira, Inc.	14,620	655,122
* #	Human Genome Sciences, Inc.	10,000	109,600
*	Humana, Inc.	15,800	799,954
*	ICOS Corp.	4,000	81,280
*	ICU Medical, Inc.	1,350	55,985
*	IDEXX Laboratories, Inc.	3,300	252,219
*	IDM Pharma, Inc.	600	2,364
*	I-Flow Corp.	1,900	24,187
*	Illumina, Inc.	4,100	112,053

26

		Shares	Value†
*	ImClone Systems, Inc.	8,500	$340,000
* #	Immtech International, Inc.	500	3,390
*	Immucor, Inc.	6,255	113,778
*	Immunicon Corp.	700	3,546
*	ImmunoGen, Inc.	2,900	10,585
* #	Immunomedics, Inc.	1,400	3,892
*	IMPATH Bankruptcy Liquidating Trust	1,000	1,895
*	Impax Laboratories, Inc.	2,000	14,340
	IMS Health, Inc.	15,500	418,190
*	Incyte Corp.	1,488	6,205
*	Indevus Pharmaceuticals, Inc.	2,100	10,437
*	Insmed, Inc.	800	1,336
*	Inspire Pharmaceuticals, Inc.	3,400	16,252
*	Integra LifeSciences Holdings	2,700	103,788
*	IntegraMed America, Inc.	200	2,430
* #	Intermagnetics General Corp.	4,050	94,244
* #	InterMune, Inc.	3,100	49,166
* #	Introgen Therapeutics, Inc.	1,700	8,449
*	Intuitive Surgical, Inc.	3,300	367,257
#	Invacare Corp.	1,100	31,152
*	Invitrogen Corp.	4,300	274,082
*	Iridex Corp.	300	3,120
*	IRIS International, Inc.	1,500	21,330
*	Isis Pharmaceuticals, Inc.	7,600	59,432
* #	Isolagen, Inc.	1,600	2,864
*	Ista Pharmaceuticals, Inc.	700	4,144
* #	I-Trax, Inc.	1,700	5,423
*	IVAX Diagnostics, Inc.	400	824
	Johnson & Johnson	192,200	11,574,284
*	Kendle International, Inc.	1,500	48,630
*	Kensey Nash Corp.	1,200	35,340
*	Keryx Biopharmaceuticals, Inc.	3,700	52,910
* #	Kindred Healthcare, Inc.	3,000	76,080
*	Kinetic Concepts, Inc.	100	3,890
*	King Pharmaceuticals, Inc.	12,900	229,362
*	Kos Pharmaceuticals, Inc.	2,000	85,820
*	Kosan Biosciences, Inc.	407	1,819
*	K-V Pharmaceutical Co. Class A	3,350	67,938
*	Kyphon, Inc.	3,700	146,853
* #	La Jolla Pharmaceutical Co.	1,400	5,264
*	Laboratory Corp. of America Holdings	13,500	801,360
*	Lannet Co., Inc.	1,400	8,414
* #	Laserscope, Inc.	1,900	40,280
#	LCA-Vision, Inc.	1,950	105,963
*	Lexicon Genetics, Inc.	6,400	32,000
*	Lifecell Corp.	3,200	86,400
*	Lifecore Biomedical, Inc.	800	12,000
* #	LifePoint Hospitals, Inc.	612	21,622
*	Ligand Pharmaceuticals, Inc. Class B	375	4,106
*	Lincare Holdings, Inc.	9,772	364,496
*	Lipid Sciences, Inc.	800	1,232
*	Luminex Corp.	3,134	51,084
*	Magellan Health Services, Inc.	3,500	141,575
* #	Mannkind Corp.	4,600	87,584
#	Manor Care, Inc.	7,100	329,724

27

		Shares	Value†
* #	Martek Biosciences Corp.	1,600	$40,560
*	Matria Healthcare, Inc.	1,900	54,834
*	Matrixx Initiatives, Inc.	600	8,952
*	Maxygen, Inc.	1,900	14,706
	McKesson Corp.	31,000	1,534,500
* #	Medarex, Inc.	12,100	124,146
*	MedCath Corp.	1,100	17,138
*	Medco Health Solutions, Inc.	30,030	1,618,617
*	Medical Action Industries, Inc.	800	18,368
*	Medical Staffing Network Holdings, Inc.	600	2,856
	Medicis Pharmaceutical Corp. Class A	5,100	152,082
*	Medimmune, Inc.	23,222	738,924
*	MEDTOX Scientific, Inc.	400	4,040
	Medtronic, Inc.	93,800	4,735,962
*	Memory Pharmaceuticals Corp.	1,100	1,903
*	Memry Corp.	600	1,530
#	Mentor Corp.	3,800	153,482
	Merck & Co., Inc.	209,100	6,960,939
*	Merge Technologies, Inc.	1,900	24,149
	Meridian Bioscience, Inc.	2,750	65,423
*	Merit Medical Systems, Inc.	1,911	21,881
*	Metabasis Therapeutics, Inc.	1,400	11,032
*	MGI Pharma, Inc.	1,718	30,941
* #	MicroIslet, Inc.	1,900	3,325
*	Micromet, Inc.	400	1,860
*	Microtek Medical Holdings, Inc.	1,300	4,810
*	Millennium Pharmaceuticals, Inc.	30,900	264,504
*	Millipore Corp.	5,400	374,760
*	Molecular Devices Corp.	1,700	48,858
*	Molina Healthcare, Inc.	2,400	90,768
* #	Momenta Pharmaceuticals, Inc.	2,200	31,328
*	Monogram Biosciences, Inc.	1,140	2,120
*	MTS Medication Technologies	200	1,200
	Mylan Laboratories, Inc.	9,825	205,441
*	Myogen, Inc.	4,100	127,715
*	Myriad Genetics, Inc.	3,600	93,996
* #	Nabi Biopharmaceuticals	3,700	21,719
* #	Nanogen, Inc.	1,400	2,982
* #	Nastech Pharmaceutical Co., Inc.	1,800	25,182
	National Healthcare Corp.	1,100	48,785
*	National Medical Health Card Systems, Inc.	400	4,760
*	Natus Medical, Inc.	1,700	21,199
* #	Nektar Therapeutics	8,700	173,913
*	Neogen Corp.	100	2,040
* #	Neopharm, Inc.	1,401	7,888
*	Neose Technologies, Inc.	1,800	5,490
* #	Neurocrine Biosciences, Inc.	3,300	65,043
*	Neurogen Corp.	2,100	11,487
*	Neurometric, Inc.	1,200	34,968
* #	New River Pharmaceuticals, Inc.	3,000	88,500
*	NitroMed, Inc.	600	2,454
*	NMT Medical, Inc.	800	9,560
* #	North American Scientific, Inc.	200	386
*	NovaMed, Inc.	1,300	9,256
*	Novavax, Inc.	4,000	20,280

28

		Shares	Value†
*	Noven Pharmaceuticals, Inc.	2,300	$40,296
*	NPS Pharmaceuticals, Inc.	2,800	15,512
*	Nutraceutical International Corp.	600	9,750
*	NuVasive, Inc.	3,200	52,576
*	Nuvelo, Inc.	4,845	79,264
*	Odyssey Healthcare, Inc.	3,350	54,639
#	Omnicare, Inc.	10,900	505,324
*	Omnicell, Inc.	2,600	34,814
* #	Onyx Pharmaceuticals, Inc.	3,500	69,965
	Option Care, Inc.	3,150	35,501
*	OraSure Technologies, Inc.	4,000	34,920
*	Orchid Cellmark, Inc.	1,300	5,083
*	Orthologic Corp.	2,100	3,255
* #	OSI Pharmaceuticals, Inc.	4,700	134,514
	Owens & Minor, Inc.	3,600	106,920
*	Oxigene, Inc.	100	394
* #	Pain Therapeutics, Inc.	4,400	37,400
* #	PainCare Holdings, Inc.	300	414
* #	Palatin Technologies, Inc.	3,100	7,192
*	Palomar Medical Technologies, Inc.	1,900	84,797
*	Panacos Pharmaceuticals, Inc.	4,000	25,200
* #	Par Pharmaceutical Companies, Inc.	3,100	71,145
*	Parexel International Corp.	2,600	74,620
*	Patterson Companies, Inc.	7,300	250,025
*	PDI, Inc.	800	11,000
*	PDL BioPharma, Inc.	10,200	206,550
*	Pediatric Services of America, Inc.	300	3,930
*	Pediatrix Medical Group, Inc.	5,000	230,950
*	Penwest Pharmaceuticals Co.	2,200	42,548
	PerkinElmer, Inc.	10,700	223,202
	Perrigo Co.	8,267	139,051
* #	Per-Se Technologies, Inc.	3,485	86,846
	Pfizer, Inc.	693,364	16,404,992
	Pharmaceutical Products Development Service, Inc.	11,200	406,896
*	Pharmacyclics, Inc.	1,100	4,411
*	Pharmion Corp.	200	3,922
#	PolyMedica Corp.	2,100	80,619
*	Possis Medical, Inc.	1,000	8,040
*	Pozen, Inc.	2,900	40,600
*	Progenics Pharmaceuticals, Inc.	2,300	48,783
*	Providence Service Corp.	1,100	34,309
*	ProxyMed, Inc.	700	5,145
* #	PSS World Medical, Inc.	6,400	113,664
*	Psychiatric Solutions, Inc.	5,100	149,940
*	QuadraMed Corp.	900	1,836
	Quest Diagnostics, Inc.	18,400	1,025,616
*	Quidel Corp.	2,900	27,347
* #	Quigley Corp.	100	933
*	Radiation Therapy Services, Inc.	400	9,708
*	Radiologix, Inc.	600	1,434
*	Regeneration Technologies, Inc.	1,500	10,635
*	Regeneron Pharmaceuticals, Inc.	5,500	71,170
* #	RegeneRx Biopharmaceuticals, Inc.	1,200	3,348
*	RehabCare Group, Inc.	1,300	21,931

29

		Shares	Value†
* #	Renovis, Inc.	2,800	$45,640
*	Repligen Corp.	899	2,751
*	Res-Care, Inc.	2,600	51,610
* #	ResMed, Inc.	6,600	300,036
*	Respironics, Inc.	5,650	192,213
*	Retractable Technologies, Inc.	1,100	3,685
*	Rita Medical Systems, Inc.	1,000	3,660
* #	Sangamo BioSciences, Inc.	1,900	14,440
* #	Santarus, Inc.	4,200	29,274
*	Savient Pharmaceuticals, Inc.	5,400	31,050
*	Schein (Henry), Inc.	8,400	387,156
	Schering-Plough Corp.	107,000	2,039,420
*	Schick Technologies, Inc.	1,800	75,798
*	Seattle Genetics, Inc.	2,200	9,130
*	Senomyx, Inc.	2,800	44,716
*	Sepracor, Inc.	7,500	388,275
*	SeraCare Life Sciences, Inc.	700	4,025
*	Serologicals Corp.	2,400	74,808
*	SFBC International, Inc.	1,450	22,548
*	Sierra Health Services, Inc.	5,300	218,360
* #	Sirna Therapeutics, Inc.	5,900	35,518
* #	Solexa, Inc.	2,400	21,720
*	Sonic Innovations, Inc.	1,000	4,870
*	SonoSite, Inc.	1,700	62,526
*	Sonus Pharmaceuticals, Inc.	600	3,258
*	Spectranetics Corp.	2,600	33,696
*	Spectrum Pharmaceuticals, Inc.	900	3,546
*	St. Jude Medical, Inc.	29,300	999,130
* #	Staar Surgical Co.	1,400	12,096
*	Stereotaxis, Inc.	100	981
	Steris Corp.	7,200	163,800
	Stryker Corp.	38,700	1,698,930
*	Sun Healthcare Group, Inc.	100	821
*	Sunrise Senior Living, Inc.	4,900	164,101
* #	SuperGen, Inc.	2,500	10,500
* #	SurModics, Inc.	900	35,019
*	Symbion, Inc.	2,000	43,880
*	Symmetry Medical, Inc.	300	5,589
*	Synovis Life Technologies, Inc.	400	3,900
* #	Tanox, Inc.	3,800	54,302
*	Techne Corp.	3,933	215,056
* #	Telik, Inc.	4,600	73,508
*	Tenet Healthcare Corp.	33,100	262,152
*	The Medicines Co.	4,900	90,650
*	Theragenics Corp.	1,067	3,617
* #	Thermo Electron Corp.	15,900	584,166
*	Third Wave Technologies, Inc.	1,100	2,860
*	Thoratec Corp.	4,700	66,599
*	Threshold Pharmaceuticals, Inc.	200	820
*	Titan Pharmaceuticals, Inc.	1,800	3,564
*	Triad Hospitals, Inc.	7,300	294,044
*	Trimeris, Inc.	1,400	15,092
*	TriPath Imaging, Inc.	2,575	18,411
*	TriZetto Group, Inc.	4,200	59,892
*	U.S. Physical Therapy, Inc.	700	10,521

30

		Shares	Value†
*	United Surgical Partners International, Inc.	4,100	$127,551
* #	United Therapeutics Corp.	2,100	101,136
	UnitedHealth Group, Inc.	101,904	4,479,700
	Universal Health Services, Inc.	4,700	238,572
	Valeant Pharmaceuticals International	2,600	44,720
*	Varian Medical Systems, Inc.	12,500	586,250
*	Varian, Inc.	2,800	123,228
*	Vascular Solutions, Inc.	600	5,052
* #	Vaxgen, Inc.	1,000	4,500
*	VCA Antech, Inc.	7,400	222,888
* #	Ventana Medical Systems, Inc.	3,000	142,380
*	Ventiv Health, Inc.	2,700	79,758
*	Vertex Pharmaceuticals, Inc.	10,900	376,050
*	Viasys Healthcare, Inc.	2,962	74,613
*	Virbac Corp.	100	430
*	ViroPharma, Inc.	4,800	46,704
*	VistaCare, Inc.	1,000	13,820
*	Vital Images, Inc.	1,200	27,948
	Vital Signs, Inc.	1,353	67,677
*	Vivus, Inc.	2,300	10,051
*	Waters Corp.	10,600	441,490
*	Watson Pharmaceuticals, Inc.	10,900	276,097
*	WellCare Health Plans, Inc.	3,800	189,050
*	WellPoint, Inc.	54,124	3,874,196
	West Pharmaceutical Services, Inc.	2,800	95,256
*	Wright Medical Group, Inc.	3,000	67,800
	Wyeth	120,300	5,502,522
*	Xenogen Corp.	300	933
* #	Zevex International, Inc.	1	20
*	Zila, Inc.	2,900	10,179
*	Zimmer Holdings, Inc.	21,900	1,326,045
*	Zoll Medical Corp.	700	20,734
* #	Zymogenetics, Inc.	6,400	110,400
Total Health Care			152,534,547

Industrials — (10.9%)
	3M Co.	68,300	5,713,978
* #	AAR Corp.	3,200	77,056
	ABM Industries, Inc.	3,500	60,725
*	ABX Air, Inc.	3,800	25,612
* #	Acco Brands Corp.	1,718	39,102
*	Accuride Corp.	200	2,296
	Aceto Corp.	1,500	11,490
* #	Active Power, Inc.	2,900	12,789
	Actuant Corp.	2,600	153,478
	Acuity Brands, Inc.	4,300	171,570
	Adesa, Inc.	7,900	179,804
	Administaff, Inc.	2,500	96,075
*	Aerosonic Corp.	100	888
*	AGCO Corp.	7,600	185,896
*	Airtran Holdings, Inc.	7,700	94,710
	Alamo Group, Inc.	100	2,174
*	Alaska Air Group, Inc.	1,900	73,606
	Albany International Corp. Class A	2,700	107,892
#	Alexander & Baldwin, Inc.	2,800	126,700

31

		Shares	Value†
*	Alliant Techsystems, Inc.	3,550	$277,113
*	Allied Defense Group, Inc.	200	4,292
* #	Allied Waste Industries, Inc.	28,800	343,584
*	Amerco, Inc.	2,000	176,820
	American Ecology Corp.	1,600	40,624
	American Power Conversion Corp.	18,500	364,080
* #	American Science & Engineering, Inc.	1,000	57,470
	American Standard Companies, Inc.	19,000	807,310
* #	American Superconductor Corp.	3,000	28,110
	American Woodmark Corp.	1,400	49,196
	Ameron International Corp.	1,000	57,280
#	Ametek, Inc.	6,200	282,906
* #	AMR Corp.	15,300	377,298
	Apogee Enterprises, Inc.	2,300	34,500
	Applied Industrial Technologies, Inc.	1,650	63,608
	Applied Signal Technologies, Inc.	600	10,530
	ARAMARK Corp.	10,900	356,975
*	Argon ST, Inc.	2,200	62,722
	Arkansas Best Corp.	2,300	94,783
*	Armor Holdings, Inc.	3,200	182,784
*	Astec Industries, Inc.	2,160	74,606
* #	ASV, Inc.	2,400	49,080
#	Avery Dennison Corp.	10,200	605,778
*	Aviall, Inc.	3,100	146,165
*	Axsys Technologies, Inc.	100	1,653
*	AZZ, Inc.	400	9,060
	Badger Meter, Inc.	600	33,120
*	Baker (Michael) Corp.	500	11,285
	Baldor Electric Co.	2,900	86,333
	Banta Corp.	1,700	84,082
	Barnes Group, Inc.	2,100	86,709
*	Barrett Business Services, Inc.	700	17,430
*	BE Aerospace, Inc.	7,100	157,407
	BlueLinx Holdings, Inc.	200	2,696
	Boeing Co.	76,400	6,360,300
	Bowne & Co., Inc.	1,000	14,500
	Brady Co. Class A	4,100	163,221
	Briggs & Stratton Corp.	4,300	139,320
	Burlington Northern Santa Fe Corp.	4,800	371,568
	C&D Technologies, Inc.	200	1,320
	C. H. Robinson Worldwide, Inc.	17,400	766,296
* #	Capstone Turbine Corp.	9,200	28,060
#	Carlisle Companies, Inc.	2,900	235,480
	Cascade Corp.	1,100	41,360
*	Casella Waste Systems, Inc. Class A	2,200	34,320
	Caterpillar, Inc.	64,300	4,690,685
* #	CBIZ, Inc.	7,200	59,400
*	CD&L, Inc.	300	525
	CDI Corp.	1,600	47,120
*	Celadon Group, Inc.	1,700	47,549
	Cendant Corp.	60,276	974,663
	Central Parking Corp.	800	11,448
*	Cenveo, Inc.	4,400	83,380
* #	Ceradyne, Inc.	2,575	112,450
* #	ChoicePoint, Inc.	8,400	373,884

32

		Shares	Value†
	Cintas Corp.	12,600	$533,736
	CIRCOR International, Inc.	900	26,343
	Clarcor, Inc.	5,000	157,250
* #	Clean Harbors, Inc.	1,600	58,064
*	Coinstar, Inc.	2,700	63,396
*	Columbus McKinnon Corp.	1,800	47,340
	Comfort Systems USA, Inc.	3,500	45,500
*	Commercial Vehicle Group, Inc.	1,900	39,026
*	COMSYS IT Partners, Inc.	300	4,113
*	Consolidated Graphics, Inc.	1,600	81,504
* #	Continental Airlines, Inc.	8,500	210,800
	Con-way, Inc.	4,700	277,723
*	Copart, Inc.	9,124	250,363
	Corporate Executive Board Co.	3,900	396,708
*	Corrections Corporation of America	3,100	158,565
* #	CoStar Group, Inc.	1,600	85,360
*	Covanta Holding Corp.	14,310	230,391
*	Covenant Transport, Inc. Class A	100	1,310
*	CPI Aerostructures, Inc.	200	1,484
*	CRA International, Inc.	1,200	53,280
	Crane Co.	5,700	229,026
	CSX Corp.	20,500	1,371,860
	Cubic Corp.	2,400	45,000
	Cummins, Inc.	4,300	473,903
#	Curtiss-Wright Corp.	3,600	121,680
#	Danaher Corp.	30,000	1,923,300
	Deere & Co.	22,000	1,883,200
	Deluxe Corp.	2,400	51,576
*	DHB Industries, Inc.	2,800	3,200
*	DiamondCluster International, Inc.	3,200	30,528
* #	Distributed Energy Systems Corp.	3,300	16,731
* #	Document Securities Systems, Inc.	600	5,094
*	Dollar Thrifty Automotive Group, Inc.	1,600	72,768
	Donaldson Co., Inc.	10,900	361,989
	Donnelley (R.R.) & Sons Co.	16,900	543,842
	Dover Corp.	19,100	932,844
	DRS Technologies, Inc.	3,916	208,566
*	Ducommun, Inc.	400	7,768
*	Duratek, Inc.	100	2,194
*	Dynamex, Inc.	600	11,850
	Eaton Corp.	14,100	1,036,914
	EDO Corp.	1,900	49,723
*	EGL, Inc.	4,100	184,787
*	Electro Rent Corp.	2,400	39,600
	ElkCorp	2,000	57,500
*	EMCOR Group, Inc.	2,800	134,652
	Emerson Electric Co.	38,000	3,135,760
* #	Encore Wire Corp.	2,000	76,380
* #	Energy Conversion Devices, Inc.	3,800	151,050
*	EnerSys	1,800	25,290
* #	ENGlobal Corp.	2,000	17,040
	Ennis, Inc.	1,300	25,376
* #	EnPro Industries, Inc.	1,600	55,616
	Equifax, Inc.	12,300	443,784
*	ESCO Technologies, Inc.	2,500	128,250

33

		Shares	Value†
*	Essex Corp.	2,000	$36,380
*	Esterline Technologies Corp.	1,700	69,717
* #	Evergreen Solar, Inc.	6,000	66,900
	Expeditors International of Washington, Inc.	10,700	1,053,415
*	Exponent, Inc.	500	15,000
*	ExpressJet Holdings, Inc.	4,200	24,654
	Fastenal Co.	15,400	662,200
	Federal Signal Corp.	4,100	62,648
	FedEx Corp.	29,400	3,212,538
*	Fiberstars, Inc.	300	2,274
*	First Consulting Group, Inc.	1,300	11,778
*	Flanders Corp.	1,383	14,037
	Florida East Coast Industries, Inc.	3,000	166,230
*	Flow International Corp.	3,400	45,560
*	Flowserve Corp.	5,400	287,172
#	Fluor Corp.	8,300	727,578
	Forward Air Corp.	2,850	106,647
	Franklin Electric Co., Inc.	2,100	109,851
* #	Frontier Airlines Holdings, Inc.	200	1,238
*	Frozen Food Express Industries, Inc.	1,000	10,090
* #	FTI Consulting, Inc.	3,425	90,386
* #	FuelCell Energy, Inc.	4,700	49,162
	G & K Services, Inc. Class A	1,200	46,344
*	Gardner Denver Machinery, Inc.	2,500	188,650
	GATX Corp.	4,200	182,322
*	Gehl Co.	1,050	27,867
#	Gencorp, Inc.	4,400	79,816
*	General Cable Corp.	4,700	151,622
	General Dynamics Corp.	37,800	2,405,592
	General Electric Co.	975,908	33,434,608
* #	Genesee & Wyoming, Inc.	3,475	104,389
*	Genlyte Group, Inc.	3,000	209,340
	Goodrich (B.F.) Co.	11,200	477,456
	Gorman-Rupp Co.	300	6,966
#	Graco, Inc.	6,825	313,745
*	Graftech International, Ltd.	7,600	46,892
	Granite Construction, Inc.	3,900	161,187
	Greenbrier Companies, Inc.	1,500	51,975
* #	Griffon Corp.	2,900	78,706
	Hardinge, Inc.	200	2,850
	Harland (John H.) Co.	2,300	98,509
	Harsco Corp.	4,300	348,386
*	Hawaiian Holdings, Inc.	2,800	10,780
*	Hawk Corp.	800	10,912
	Heartland Express, Inc.	8,192	138,117
	Heico Corp.	1,500	45,975
	Heico Corp. Class A	1,290	34,740
*	Heidrick & Struggles International, Inc.	2,000	70,640
*	Herley Industries, Inc.	700	13,244
	Herman Miller, Inc.	5,200	151,944
* #	Hexcel Corp.	9,100	187,278
	Honeywell International, Inc.	77,900	3,207,922
*	Hub Group, Inc. Class A	1,800	85,176
	Hubbell, Inc.	4,900	246,715
*	Hudson Highland Group, Inc.	1,820	21,694

34

		Shares	Value†
#	Hunt (J.B.) Transport Services, Inc.	14,200	$ 347,474
*	Hurco Companies, Inc.	500	14,160
*	Huttig Building Products, Inc.	300	1,923
*	ICT Group, Inc.	400	10,712
	IDEX Corp.	4,850	234,498
* #	IHS, Inc.	4,200	113,190
*	II-VI, Inc.	2,600	49,348
	IKON Office Solutions, Inc.	9,500	122,740
	Illinois Tool Works, Inc.	47,200	2,343,480
*	Industrial Distribution Group, Inc.	200	1,998
*	Infrasource Services, Inc.	3,800	69,920
* #	Insituform Technologies, Inc. Class A	2,800	71,680
*	Interline Brands, Inc.	100	2,434
	Interpool, Inc.	1,100	21,846
*	Intersections, Inc.	700	7,224
* #	Ionatron, Inc.	6,600	43,956
	ITT Industries, Inc.	18,300	954,345
*	Jacobs Engineering Group, Inc.	5,500	429,165
*	Jacuzzi Brands, Inc.	7,000	65,590
* #	JetBlue Airways Corp.	11,700	121,914
	JLG Industries, Inc.	11,200	243,600
#	Joy Global, Inc.	11,875	638,163
	Kaman Corp. Class A	2,000	37,200
* #	Kansas City Southern	7,000	185,710
#	Kaydon Corp.	2,500	104,325
	Kelly Services, Inc. Class A	1,700	46,002
	Kennametal, Inc.	3,700	221,260
*	Kforce, Inc.	3,700	56,536
* #	Kirby Corp.	2,500	187,825
#	Knight Transportation, Inc.	7,637	145,408
#	Knoll, Inc.	200	3,700
*	Korn/Ferry International	4,000	82,000
	L-3 Communications Holdings, Inc.	11,500	839,040
*	LaBarge, Inc.	900	11,925
*	Labor Ready, Inc.	4,900	113,435
*	Ladish Co., Inc.	1,400	55,146
	Laidlaw International, Inc.	8,000	201,600
	Landstar Systems, Inc.	5,800	256,302
*	Layne Christensen Co.	1,400	37,940
*	Learning Tree International, Inc.	700	6,286
*	LECG Corp.	1,500	26,250
	Lennox International, Inc.	6,600	187,902
	Lincoln Electric Holdings, Inc.	4,000	219,840
	Lindsay Manufacturer Co.	800	17,640
*	LMI Aerospace, Inc.	800	15,360
	Lockheed Martin Corp.	40,800	2,957,592
	LSI Industries, Inc.	1,625	23,888
*	Lydall, Inc.	500	4,530
*	M&F Worldwide Corp.	1,100	17,380
*	Mac-Gray Corp.	300	3,873
*	Magnetek, Inc.	700	1,883
*	MAIR Holdings, Inc.	200	1,152
	Manpower, Inc.	8,287	545,533
*	Marten Transport, Ltd.	2,000	39,140
	Masco Corp.	39,700	1,231,494

35

		Shares	Value†
	McGrath Rentcorp.	2,334	$ 61,968
*	Mesa Air Group, Inc.	2,400	22,992
*	MFRI, Inc.	200	2,082
* #	Microvision, Inc.	500	1,045
*	Middleby Corp.	900	80,397
* #	Midwest Air Group, Inc.	1,000	4,470
*	Milacron, Inc.	1,852	2,130
*	Miller Industries, Inc.	900	17,676
#	Mine Safety Appliances Co.	3,300	135,993
* #	Mobile Mini, Inc.	3,000	94,050
* #	Modtech Holdings, Inc.	200	1,878
*	Monster Worldwide, Inc.	12,700	620,649
*	Moog, Inc. Class A	3,425	119,087
	MSC Industrial Direct Co., Inc. Class A	4,700	217,281
*	MTC Technologies, Inc.	1,300	36,036
	Mueller Industries, Inc.	3,100	101,215
	NACCO Industries, Inc. Class A	600	85,728
*	Navigant Consulting, Inc.	4,400	88,924
*	Navistar International Corp.	6,400	170,112
* #	NCI Building Systems, Inc.	2,000	121,280
*	NCO Group, Inc.	2,000	52,620
	Nordson Corp.	3,000	139,950
	Norfolk Southern Corp.	38,600	2,036,536
	Northrop Grumman Corp.	31,528	2,039,231
*	NuCo2, Inc.	1,600	42,784
*	Odyssey Marine Exploration, Inc.	2,700	6,507
*	Old Dominion Freight Line, Inc.	3,500	107,835
*	Omega Flex, Inc.	800	14,328
*	On Assignment, Inc.	2,300	27,186
* #	Orbital Sciences Corp.	5,000	74,950
#	Oshkosh Truck Corp. Class B	7,200	380,520
*	P.A.M. Transportation Services, Inc.	500	13,395
	Paccar, Inc.	15,400	1,183,490
	Pall Corp.	11,900	358,071
	Parker Hannifin Corp.	10,900	850,418
*	Park-Ohio Holdings Corp.	100	1,749
	Pentair, Inc.	8,600	293,776
*	Perini Corp.	2,600	63,856
*	PHH Corp.	3,758	96,054
*	Pinnacle Airlines Corp.	1,500	10,260
	Pitney Bowes, Inc.	22,200	905,316
* #	Plug Power, Inc.	6,071	31,023
*	Powell Industries, Inc.	400	9,020
*	Power-One, Inc.	8,600	52,804
	Precision Castparts Corp.	12,508	720,836
#	PW Eagle, Inc.	900	25,281
*	Quality Distribution, Inc.	500	6,825
* #	Quanta Services, Inc.	11,165	185,897
	Quixote Corp.	500	9,760
*	RailAmerica, Inc.	1,900	21,375
	Raven Industries, Inc.	1,848	58,341
	Raytheon Co.	42,200	1,934,870
	Regal-Beloit Corp.	2,700	129,411
*	Republic Airways Holdings, Inc.	2,400	36,840
	Republic Services, Inc.	13,300	542,640

36

		Shares	Value†
*	Resources Connection, Inc.	3,400	$ 86,700
	Robbins & Myers, Inc.	700	16,408
	Robert Half International, Inc.	16,500	677,160
	Rockwell Automation, Inc.	17,400	1,188,072
	Rockwell Collins, Inc.	17,300	944,580
	Rollins, Inc.	6,350	125,095
	Roper Industries, Inc.	8,400	393,456
*	Rush Enterprises, Inc. Class A	1,100	19,162
	Ryder System, Inc.	5,700	307,971
	Schawk, Inc.	100	1,892
*	School Specialty, Inc.	1,400	50,456
*	SCS Transportation, Inc.	750	18,353
*	Sequa Corp. Class B	100	8,115
*	Shaw Group, Inc.	7,700	205,128
#	Simpson Manufacturing Co., Inc.	4,400	152,636
*	Sirva, Inc.	1,900	13,319
*	Sitel Corp.	7,014	33,176
	Skywest, Inc.	5,100	118,473
*	SL Industries, Inc.	100	1,561
	Smith (A.O.) Corp.	1,900	83,505
*	SOURCECORP, Inc.	900	22,392
	Southwest Airlines Co.	74,600	1,201,060
*	Spherion Corp.	3,400	28,424
	SPX Corp.	4,300	226,223
*	Standard Parking Corp.	600	16,932
	Standard Register Co.	2,000	25,960
	Standex International Corp.	900	26,415
	Steelcase, Inc. Class A	6,100	113,094
*	Stericycle, Inc.	4,300	286,681
*	Sterling Construction Co., Inc.	800	24,400
	Sun Hydraulics, Inc.	600	11,820
*	Superior Essex, Inc.	1,700	57,698
*	Swift Transportation Co., Inc.	7,200	206,208
	Synagro Techonologies, Inc.	2,800	12,572
	Sypris Solutions, Inc.	800	6,816
* #	Taser International, Inc.	6,200	57,784
*	Team, Inc.	600	18,870
	Tecumseh Products Co. Class A	400	8,684
*	Teledyne Technologies, Inc.	3,300	113,025
	Teleflex, Inc.	3,900	239,226
*	TeleTech Holdings, Inc.	6,300	75,852
	Tennant Co.	800	39,720
*	Terex Corp.	4,800	439,200
*	Tetra Tech, Inc.	5,300	93,280
	Textron, Inc.	12,200	1,109,346
*	The Advisory Board Co.	1,800	93,060
	The Brink’s Co.	5,500	302,225
*	The Dun & Bradstreet Corp.	6,600	480,942
*	The Geo Group, Inc.	1,000	37,300
* #	The Lamson & Sessions Co.	1,500	36,585
	The Manitowoc Co., Inc.	6,000	275,940
*	Thomas & Betts Corp.	6,300	362,250
	Timken Co.	8,400	264,012
	Todd Shipyards Corp.	100	3,290
	Toro Co.	3,900	188,253

37

		Shares	Value†
*	TRC Companies, Inc.	300	$ 3,135
	Tredegar Industries, Inc.	2,200	31,174
* #	Trex Co., Inc.	1,300	35,295
#	Trinity Industries, Inc.	4,900	305,466
*	Triumph Group, Inc.	1,200	56,676
* #	TurboChef Technologies, Inc.	1,400	15,666
	Twin Disc, Inc.	600	19,302
*	U.S. Home Systems, Inc.	500	4,875
*	UAL Corp.	7,900	232,497
	UAP Holding Corp.	500	11,800
	Union Pacific Corp.	24,900	2,310,720
	United Industrial Corp.	1,100	54,076
	United Parcel Service, Inc.	62,600	5,042,430
*	United Rentals, Inc.	7,300	237,834
*	United Stationers, Inc.	3,700	171,754
	United Technologies Corp.	91,900	5,745,588
	Universal Forest Products, Inc.	1,700	111,741
* #	UQM Technologies, Inc.	1,100	5,610
*	URS Corp.	4,200	178,038
*	US Airways Group, Inc.	783	36,566
*	USA Truck, Inc.	1,100	21,747
* #	USG Corp.	3,600	331,488
	Valmont Industries, Inc.	2,300	110,170
*	Versar, Inc.	200	856
	Viad Corp.	2,050	62,915
	Vicor Corp.	2,700	48,060
*	Volt Information Sciences, Inc.	800	23,904
	W.W. Grainger, Inc.	8,700	627,792
	Wabash National Corp.	2,500	42,000
#	Wabtec Corp.	4,200	146,874
#	Walter Industries, Inc.	4,000	232,640
	Washington Group International, Inc.	2,600	140,114
*	Waste Connections, Inc.	4,100	157,645
	Waste Industries USA, Inc.	400	8,124
	Waste Management, Inc.	52,300	1,915,226
	Watsco, Inc. Class A	2,200	123,222
#	Watson Wyatt & Co. Holdings	3,300	118,272
#	Watts Water Technologies, Inc.	2,200	75,416
#	Werner Enterprises, Inc.	4,641	90,360
*	WESCO International, Inc.	4,900	322,126
*	West Corp.	6,800	329,936
* #	Wolverine Tube, Inc.	500	1,560
	Woodward Governor Co.	3,000	94,980
*	Xanser Corp.	1,900	8,664
* #	YRC Worldwide, Inc.	4,444	175,271
Total Industrials			151,792,357

Information Technology — (13.7%)
*	24/7 Real Media, Inc.	4,500	37,575
*	3Com Corp.	35,300	159,203
*	Acacia Research-Acacia Technologies	2,810	33,664
*	Access Integrated Technologies, Inc.	900	10,800
*	Actel Corp.	1,700	23,596
*	ActivIdentity Corp.	1,600	6,800
* #	Activision, Inc.	23,033	301,041

38

		Shares	Value†
*	Actuate Corp.	4,100	$ 16,523
	Acxiom Corp.	8,500	200,430
*	Adaptec, Inc.	10,500	46,935
* #	ADC Telecommunications, Inc.	11,628	208,374
*	ADDvantage Technologies Group, Inc.	500	2,550
*	ADE Corp.	300	9,663
* #	Adobe Systems, Inc.	52,658	1,507,599
	Adtran, Inc.	6,770	170,739
*	Advanced Digital Information Corp.	5,600	66,472
*	Advanced Energy Industries, Inc.	4,300	60,630
*	Advanced Micro Devices, Inc.	44,500	1,374,605
*	Advent Software, Inc.	2,600	85,306
*	Aeroflex, Inc.	6,800	79,628
*	Aetrium, Inc.	300	1,440
*	Affiliated Computer Services, Inc. Class A	11,100	554,112
*	Agere Systems, Inc. Class A	18,000	268,380
*	Agile Software Corp.	3,400	22,406
*	Agilent Technologies, Inc.	41,900	1,461,891
	Agilysys, Inc.	2,000	33,000
*	Airspan Networks, Inc.	2,700	14,310
*	Akamai Technologies, Inc.	30,500	954,345
* #	Alliance Data Systems Corp.	7,900	419,253
*	Altera Corp.	36,500	713,940
*	Altiris, Inc.	2,800	48,860
	American Software, Inc. Class A	700	4,886
* #	Amkor Technology, Inc.	17,727	168,584
	Amphenol Corp.	9,100	505,505
*	Anadigics, Inc.	4,700	40,138
	Analog Devices, Inc.	34,800	1,173,804
*	Anaren, Inc.	700	13,762
*	Andrew Corp.	13,732	138,968
	Anixter International, Inc.	4,000	194,920
*	Ansoft Corp.	2,400	46,992
*	Answerthink, Inc.	2,900	13,630
*	Ansys, Inc.	3,200	161,408
*	Anteon International Corp.	2,500	137,550
*	Apple Computer, Inc.	69,600	4,159,992
*	Applied Films Corp.	800	22,680
	Applied Materials, Inc.	147,600	2,495,916
* #	Applied Micro Circuits Corp.	16,700	49,098
* #	aQuantive, Inc.	6,800	168,572
* #	Ariba, Inc.	7,000	59,430
* #	Arris Group, Inc.	10,279	123,554
*	Arrow Electronics, Inc.	11,200	364,000
*	Art Technology Group, Inc.	11,000	33,990
* #	Ascendia Brands, Inc.	100	340
*	Aspen Technology, Inc.	2,700	31,590
*	Asyst Technologies, Inc.	4,600	31,648
*	Atheros Communications	4,920	108,683
*	Atmel Corp.	48,000	230,400
* #	ATMI, Inc.	3,300	86,460
*	Authentidate Holding Corp.	300	807
*	Autobytel, Inc.	800	2,584
*	Autodesk, Inc.	18,800	684,132
	Automatic Data Processing, Inc.	49,500	2,250,765

39

		Shares	Value†
*	Avanex Corp.	14,100	$ 24,534
*	Avaya, Inc.	48,500	572,785
* #	Avici Systems, Inc.	800	4,872
* #	Avid Technology, Inc.	1,222	48,135
*	Avnet, Inc.	13,600	300,288
*	Avocent Corp.	4,400	100,056
	AVX Corp.	16,500	270,105
*	Aware, Inc.	900	5,121
*	Axcelis Technologies, Inc.	6,700	42,679
*	AXT, Inc.	1,000	3,460
* #	Bankrate, Inc.	1,700	77,435
*	BEA Systems, Inc.	41,500	562,740
*	BearingPoint, Inc.	19,200	154,176
	Bel Fuse, Inc. Class B	800	25,104
	Belden CDT, Inc.	2,000	63,660
* #	Bell Microproducts, Inc.	1,500	9,060
* #	Benchmark Electronics, Inc.	5,950	144,050
*	BISYS Group, Inc.	10,100	148,975
	Black Box Corp.	1,300	67,145
*	Blackboard, Inc.	2,600	68,848
*	Blue Coat Systems, Inc.	900	14,292
*	BMC Software, Inc.	21,000	423,150
* #	Bookham, Inc.	5,200	20,020
*	Borland Software Corp.	800	4,232
* #	Brightpoint, Inc.	3,681	78,700
*	Broadcom Corp.	45,150	1,526,522
*	Brocade Communications Systems, Inc.	25,600	156,416
*	Brooks Automation, Inc.	4,265	51,521
*	BSQUARE Corp.	300	699
	CA, Inc.	48,844	1,061,380
*	Cabot Microelectronics Corp.	2,200	63,272
*	CACI International, Inc. Class A	3,000	182,760
*	Cadence Design Systems, Inc.	28,100	506,924
*	CalAmp Corp.	1,100	10,758
*	California Micro Devices Corp.	1,300	7,722
*	CallWave, Inc.	100	375
	CAM Commerce Solutions, Inc.	100	2,315
*	Captaris, Inc.	500	2,320
*	Carreker Corp.	1,500	8,280
*	Carrier Access Corp.	500	3,980
*	Catapult Communications Corp.	1,050	12,915
*	C-COR, Inc.	4,598	31,542
	CDW Corp.	5,500	307,615
*	Centillium Communications, Inc.	2,300	7,291
*	Ceridian Corp.	14,600	355,218
*	CEVA, Inc.	300	1,842
*	CheckFree Corp.	9,000	449,370
*	Checkpoint Systems, Inc.	3,500	79,065
*	Cherokee International Corp.	1,001	5,225
*	Chordiant Software, Inc.	5,400	17,442
*	Ciber, Inc.	2,400	15,240
* #	Ciena Corp.	58,300	244,277
*	Cirrus Logic, Inc.	8,700	71,166
*	Cisco Sytems, Inc.	585,450	11,521,656
*	Citrix Systems, Inc.	18,000	676,440

40

		Shares	Value†
*	CMGI, Inc.	1,400	$ 1,848
*	CNET Networks, Inc.	13,900	121,764
	Cognex Corp.	3,900	97,929
*	Cognizant Technology Solutions Corp.	14,445	852,255
*	Coherent, Inc.	2,200	72,446
	Cohu, Inc.	2,000	34,660
*	CommScope, Inc.	5,100	149,073
*	Computer Horizons Corp.	1,300	6,461
*	Computer Sciences Corp.	16,900	950,625
*	Computer Task Group, Inc.	200	950
*	Compuware Corp.	37,216	273,910
*	Comtech Telecommunications Corp.	1,800	54,108
* #	Comverse Technology, Inc.	16,400	369,328
*	Concur Technologies, Inc.	3,500	52,745
*	Concurrent Computer Corp.	5,000	13,550
*	Conexant Systems, Inc.	46,311	135,691
* #	Convera Corp.	3,500	22,295
*	Convergys Corp.	12,900	240,456
*	Corillian Corp.	2,700	7,830
*	Corning, Inc.	141,800	3,438,650
*	Covansys Corp.	3,100	42,656
* #	Cray, Inc.	2,300	4,278
*	Credence Systems Corp.	5,900	26,904
* #	Cree, Inc.	7,700	197,505
*	CSG Systems International, Inc.	4,700	109,416
	CTS Corp.	1,500	20,370
*	Cyberoptics Corp.	410	5,601
*	Cybersource Corp.	3,400	32,368
*	Cymer, Inc.	3,700	171,643
* #	Cypress Semiconductor Corp.	13,200	200,376
	Daktronics, Inc.	1,800	85,734
*	Datalink Corp.	500	3,150
	Dataram Corp.	175	919
*	Dell, Inc.	77,200	1,959,336
	Diebold, Inc.	6,200	263,562
*	Digimarc Corp.	700	4,179
* #	Digital Angel Corp.	2,500	8,800
*	Digital Insight Corp.	3,400	109,990
*	Digital River, Inc.	4,000	175,840
*	Digital Theater Systems, Inc.	1,600	30,112
*	Digitas, Inc.	8,500	110,585
* #	Diodes, Inc.	2,300	81,903
*	Ditech Networks, Inc.	2,000	18,080
*	DocuCorp International, Inc.	400	3,180
*	Dot Hill Systems Corp.	3,000	11,520
*	DSP Group, Inc.	2,700	70,983
*	DST Systems, Inc.	6,600	388,080
*	Dycom Industries, Inc.	3,733	80,409
*	EarthLink, Inc.	10,500	87,465
*	eBay, Inc.	110,300	3,618,943
*	Echelon Corp.	3,700	31,154
*	eCollege.com, Inc.	2,100	48,048
* #	EDGAR Online, Inc.	1,600	6,800
*	EFJ, Inc.	2,200	15,004
* #	eFunds Corp.	4,200	94,836

41

		Shares	Value†
*	Electro Scientific Industries, Inc.	2,524	$ 50,202
*	Electroglas, Inc.	1,000	3,480
*	Electronic Arts, Inc.	19,300	811,951
	Electronic Data Systems Corp.	49,300	1,208,836
* #	Electronics for Imaging, Inc.	5,300	124,179
*	eLoyalty Corp.	500	6,636
*	Embarcadero Technologies, Inc.	600	3,348
*	EMC Corp.	215,612	2,759,834
* #	EMCORE Corp.	5,000	47,650
*	EMS Technologies, Inc.	800	15,784
*	Emulex Corp.	7,100	125,812
* #	Endwave Corp.	800	10,296
*	Entegris, Inc.	10,566	102,279
*	Epicor Software Corp.	5,100	55,029
*	EPIQ Systems, Inc.	1,800	28,836
*	ePlus, Inc.	200	2,700
*	Equinix, Inc.	2,800	163,184
*	eSpeed, Inc.	1,600	12,400
*	Euronet Worldwide, Inc.	3,510	122,955
*	Exar Corp.	100	1,320
*	Excel Technology, Inc.	1,000	29,820
*	Extreme Networks, Inc.	11,500	51,060
*	F5 Networks, Inc.	3,800	184,376
	Factset Research Systems, Inc.	4,850	217,814
	Fair Isaac Corp.	6,035	214,665
*	Fairchild Semiconductor Corp. Class A	12,034	210,234
* #	FalconStor Software, Inc.	4,600	29,302
*	Fargo Electronics	300	7,449
* #	Faro Technologies, Inc.	100	1,503
* #	FEI Co.	3,200	74,880
	Fidelity National Information Services, Inc.	19,600	720,104
*	Filenet Corp.	3,700	96,385
*	Finisar Corp.	29,000	132,530
	First Data Corp.	75,115	3,463,553
*	Fiserv, Inc.	15,400	664,510
* #	Flir Systems, Inc.	6,700	171,051
*	Forgent Networks, Inc.	1,100	1,606
* #	FormFactor, Inc.	4,500	174,330
*	Forrester Research, Inc.	2,100	53,781
*	Foundry Networks, Inc.	14,000	180,040
*	Freescale Semiconductor, Inc. Class B	12,344	385,256
*	FSI International, Inc.	1,300	6,292
* #	Gartner Group, Inc.	10,400	162,760
* #	Genesis Microchip, Inc.	2,500	30,575
*	Gerber Scientific, Inc.	1,100	11,495
	Gevity HR, Inc.	2,200	59,686
*	Glenayre Technologies, Inc.	6,498	18,129
* #	Global Imaging Systems, Inc.	2,100	85,995
	Global Payments, Inc.	8,400	391,272
* #	GlobeTel Communications Corp.	4,200	5,628
*	Globix Corp.	100	420
*	Greenfield Online, Inc.	200	1,470
*	Harmonic, Inc.	7,300	32,850
#	Harris Corp.	12,100	492,712
	Henry Jack & Associates, Inc.	8,500	159,460

42

		Shares	Value†
*	Hewitt Associates, Inc. Class A	340	$ 9,054
	Hewlett-Packard Co.	269,500	8,726,410
*	hi/fn, Inc.	600	3,216
*	HomeStore, Inc.	14,800	88,208
* #	Hutchinson Technology, Inc.	1,700	39,491
*	Hypercom Corp.	5,311	57,465
*	Hyperion Solutions Corp.	5,500	157,905
*	I.D. Systems, Inc.	600	12,318
* #	i2 Technologies, Inc.	800	10,040
*	Ibis Technology Corp.	500	1,177
*	Identix, Inc.	6,500	38,350
*	iGATE Capital Corp.	5,200	31,252
*	ImageWare Systems, Inc.	200	338
	Imation Corp.	3,000	115,440
*	Immersion Corp.	400	2,256
*	Indus International, Inc.	3,900	11,739
* #	Infocrossing, Inc.	1,100	12,056
*	InFocus Corp.	1,200	5,688
*	Informatica Corp.	8,700	122,322
* #	InfoSpace, Inc.	1,400	31,738
	infoUSA, Inc.	3,100	32,209
*	Ingram Micro, Inc.	14,900	257,174
*	Innodata Isogen, Inc.	690	1,656
*	Innovex, Inc.	800	3,480
*	Insight Enterprises, Inc.	4,000	72,560
	Integral Systems, Inc.	700	20,132
*	Integrated Device Technology, Inc.	18,100	259,554
*	Integrated Silicon Solution, Inc.	2,100	11,844
	Intel Corp.	422,400	7,611,648
* #	Intelli-Check, Inc.	700	3,283
*	Interactive Intelligence, Inc.	900	9,108
*	Interdigital Communications Corp.	5,300	150,255
*	Intergraph Corp.	2,400	85,320
*	Intermec, Inc.	5,600	129,024
	International Business Machines Corp.	145,600	11,633,440
*	International DisplayWorks, Inc.	2,300	11,776
* #	International Rectifier Corp.	6,900	307,395
*	Internet Capital Group, Inc.	2,400	20,688
*	Internet Security Systems, Inc.	3,800	77,824
	Intersil Corp.	14,800	396,788
	Inter-Tel, Inc.	2,400	50,232
*	Intervideo, Inc.	300	3,063
*	Intervoice, Inc.	1,100	7,238
*	Interwoven, Inc.	2,550	23,409
*	Intevac, Inc.	2,000	42,880
*	Intuit, Inc.	17,800	984,162
*	Iomega Corp.	900	2,952
*	Iron Mountain, Inc.	11,725	433,122
*	Itron, Inc.	2,400	143,520
*	Ixia	4,900	50,519
*	IXYS Corp.	2,900	29,000
*	j2 Global Communications, Inc.	4,000	106,240
	Jabil Circuit, Inc.	20,800	724,256
*	JDA Software Group, Inc.	2,100	29,232
* #	JDS Uniphase Corp.	161,200	488,436

43

		Shares	Value†
* #	Juniper Networks, Inc.	27,988	$ 445,849
*	Jupitermedia Corp.	3,300	49,203
* #	Keane, Inc.	4,600	63,756
	Keithley Instruments, Inc.	700	8,925
* #	Kemet Corp.	4,900	46,844
	KLA-Tencor Corp.	15,200	623,808
*	Komag, Inc.	2,800	116,284
*	Kopin Corp.	5,900	26,314
*	Kronos, Inc.	2,450	98,000
*	Kulicke & Soffa Industries, Inc.	5,300	42,771
*	KVH Industries, Inc.	1,000	11,370
*	Lam Research Corp.	13,600	609,144
	Landauer, Inc.	800	37,280
*	LaserCard Corp.	800	13,240
*	Lattice Semiconductor Corp.	6,700	40,401
*	Lawson Software, Inc.	9,102	61,439
*	LeCroy Corp.	500	6,850
* #	Lexar Media, Inc.	6,500	61,295
*	Lexmark International, Inc.	9,200	526,700
*	Lightbridge, Inc.	2,400	28,080
	Linear Technology Corp.	29,700	1,002,375
*	Lionbridge Technologies, Inc.	5,900	38,940
*	Littlefuse, Inc.	2,100	73,563
*	LoJack Corp.	1,800	31,770
*	LookSmart, Ltd.	200	874
* #	LSI Logic Corp.	38,900	378,497
*	LTX Corp.	6,100	45,262
*	Lucent Technologies, Inc.	345,100	880,005
*	Macrovision Corp.	4,900	110,446
*	Magma Design Automation, Inc.	3,200	22,368
*	Manhattan Associates, Inc.	2,500	50,300
*	ManTech International Corp. Class A	1,700	57,545
*	Mapinfo Corp.	1,700	23,154
* #	Marchex, Inc. Class B	2,200	37,576
* #	Mastec, Inc.	5,900	75,933
*	Mattson Technology, Inc.	5,100	45,696
	Maxim Integrated Products, Inc.	15,773	484,704
	Maximus, Inc.	2,000	63,580
*	Maxwell Technologies, Inc.	1,600	32,000
*	McAfee, Inc.	15,200	359,480
*	McDATA Corp. Class A	5,400	20,412
* #	Mechanical Technology, Inc.	2,000	8,120
*	MedQuist, Inc.	900	12,609
*	MEMC Electronic Materials, Inc.	21,100	738,922
*	Mentor Graphics Corp.	7,400	93,018
*	Mercury Computer Systems, Inc.	1,300	21,346
*	Mercury Interactive Corp.	3,500	123,900
* #	Merix Corp.	400	3,848
*	MetaSolv, Inc.	2,400	7,344
	Methode Electronics, Inc.	1,500	14,310
*	Metrologic Instruments, Inc.	2,000	30,060
*	Micrel, Inc.	8,100	91,206
*	Micro Linear Corp.	800	2,240
	Microchip Technology, Inc.	20,650	708,295
*	Micron Technology, Inc.	57,200	947,232

44

		Shares	Value†
*	Micros Systems, Inc.	3,400	$ 139,910
*	Microsemi Corp.	6,200	148,676
	Microsoft Corp.	852,300	19,304,595
*	MicroStrategy, Inc.	1,000	94,380
*	Microtune, Inc.	5,084	32,538
* #	Midway Games, Inc.	6,600	47,190
* #	Mindspeed Technologies, Inc.	11,300	32,431
*	MIPS Technologies, Inc.	4,000	23,080
*	MIVA, Inc.	155	651
* #	MKS Instruments, Inc.	3,600	78,588
*	Mobility Electronics, Inc.	100	715
*	Mobius Management Systems, Inc.	1,200	7,080
*	Moldflow Corp.	500	6,495
#	Molex, Inc.	2,000	71,000
	Molex, Inc. Class A	8,600	262,902
	MoneyGram International, Inc.	8,200	286,836
*	Monolithic System Technology, Inc.	1,700	13,821
	Motorola, Inc.	240,100	5,063,709
* #	MPS Group, Inc.	9,000	135,360
*	MRO Software, Inc.	2,600	54,548
* #	MRV Communications, Inc.	12,100	36,179
*	MSC.Software Corp.	900	17,595
	MTS Systems Corp.	1,800	75,150
* #	Multi-Fineline Electronix, Inc.	2,300	76,521
*	Nanometrics, Inc.	500	5,645
*	Napco Security Systems, Inc.	950	13,832
	National Instruments Corp.	7,600	212,876
	National Semiconductor Corp.	33,000	847,440
* #	NAVTEQ Corp.	8,600	359,050
* #	NCR Corp.	18,000	703,440
*	NeoMagic Corp.	400	1,652
*	Neoware Systems, Inc.	1,900	39,254
*	NETGEAR, Inc.	2,900	67,889
*	NetIQ Corp.	2,200	26,774
*	Netlogic Microsystems, Inc.	2,100	68,586
*	NetManage, Inc.	51	261
* #	Netopia, Inc.	400	1,980
*	NetRatings, Inc.	823	11,851
*	NetScout Systems, Inc.	1,400	11,158
* #	Network Appliance, Inc.	33,800	1,081,600
*	Network Engines, Inc.	1,900	3,363
*	Network Equipment Technologies, Inc.	1,000	2,940
*	Newport Corp.	3,900	63,960
*	NIC, Inc.	6,100	39,162
*	NMS Communications Corp.	2,600	10,452
* #	Novatel Wireless, Inc.	2,400	26,736
*	Novell, Inc.	36,600	282,918
*	Novellus Systems, Inc.	4,264	98,754
*	Nuance Communications, Inc.	16,030	139,782
*	Nvidia Corp.	35,100	806,598
* #	NYFIX, Inc.	800	4,152
*	OmniVision Technologies, Inc.	5,100	149,430
*	ON Semiconductor Corp.	26,900	162,476
*	Online Resources Corp.	2,500	30,575
*	ONYX Software Corp.	900	3,816

45

		Shares	Value†
*	Open Solutions, Inc.	1,900	$ 52,725
* #	Openwave Systems, Inc.	8,633	122,071
*	OPNET Technologies, Inc.	1,400	15,862
*	Opsware, Inc.	9,400	73,508
*	Optical Communication Products, Inc.	4,300	8,815
*	Oracle Corp.	516,550	7,345,341
*	OSI Systems, Inc.	1,100	21,901
*	Overland Storage, Inc.	500	3,990
*	Packeteer, Inc.	3,200	36,640
* #	Palm, Inc.	10,100	166,448
* #	Parametric Technology Corp.	7,360	98,182
	Park Electrochemical Corp.	1,900	60,363
* #	Parkervision, Inc.	1,400	14,280
*	Paxar Corp.	3,600	76,572
	Paychex, Inc.	34,600	1,270,166
*	PC Connection, Inc.	700	4,130
*	PC-Tel, Inc.	300	2,961
*	PDF Solutions, Inc.	2,500	33,225
*	Pegasystems, Inc.	1,200	8,328
*	Pemstar, Inc.	100	285
*	Perficient, Inc.	1,800	25,110
*	Performance Technologies, Inc.	600	4,350
*	Pericom Semiconductor Corp.	400	3,480
*	Perot Systems Corp.	10,700	150,228
*	Phoenix Technologies, Ltd.	1,100	6,380
*	Photon Dynamics, Inc.	1,400	22,330
*	Photronics, Inc.	2,800	47,236
*	Pixelworks, Inc.	1,000	2,810
*	Planar Systems, Inc.	700	9,366
	Plantronics, Inc.	4,100	88,355
*	PLATO Learning, Inc.	600	4,068
*	Plexus Corp.	4,500	176,985
*	PLX Technology, Inc.	2,600	31,044
* #	PMC-Sierra, Inc.	18,200	175,448
*	Polycom, Inc.	8,100	174,879
*	Portal Software, Inc.	1,000	4,900
*	Power Integrations, Inc.	2,800	49,336
* #	Powerwave Technologies, Inc.	9,660	94,571
*	Presstek, Inc.	3,600	35,172
*	Progress Software Corp.	3,200	74,496
	QAD, Inc.	500	3,520
*	QLogic Corp.	15,900	284,292
	Qualcomm, Inc.	164,200	7,423,482
	Quality Systems, Inc.	2,400	79,728
*	Quantum Corp.	18,200	52,962
* #	Quest Software, Inc.	9,100	126,308
*	QuickLogic Corp.	1,700	9,520
*	Radiant Systems, Inc.	2,900	31,291
*	RadiSys Corp.	1,960	40,670
*	Radyne Corp.	100	1,315
*	RAE Systems, Inc.	3,800	15,200
*	Rambus, Inc.	10,300	249,878
*	RealNetworks, Inc.	14,800	140,008
*	Red Hat, Inc.	18,300	479,826
* #	Redback Networks, Inc.	5,500	131,395

46

		Shares	Value†
*	Relm Wireless Corp.	700	$ 4,739
*	REMEC, Inc.	3	3
#	Renaissance Learning, Inc.	2,587	37,641
	Reynolds & Reynolds Co.	6,100	170,861
*	RF Micro Devices, Inc.	18,100	131,225
*	RF Monolithics, Inc.	200	1,200
	Richardson Electronics, Ltd.	400	2,748
*	RightNow Technologies, Inc.	3,000	48,930
*	Rimage Corp.	900	19,008
*	Rofin-Sinar Technologies, Inc.	1,500	81,840
*	Rogers Corp.	1,800	102,528
*	RSA Security, Inc.	6,600	99,198
*	Rudolph Technologies, Inc.	2,751	45,612
*	S1 Corp.	3,700	20,350
*	Saba Software, Inc.	1,700	10,540
	Sabre Holdings Corp.	12,100	258,940
*	Safeguard Scientifics, Inc.	7,600	17,860
*	SafeNet, Inc.	1,487	24,714
* #	Sandisk Corp.	19,198	1,080,271
*	Sanmina-SCI Corp.	31,400	147,580
*	Sapient Corp.	11,300	60,455
* #	SatCon Technology Corp.	2,200	4,598
*	ScanSource, Inc.	1,300	76,544
*	SCM Microsystems, Inc.	200	622
*	Seachange International, Inc.	1,400	8,736
*	Seagate Technology	6,586	153,783
*	Secure Computing Corp.	4,826	42,855
*	Selectica, Inc.	600	1,518
*	Semitool, Inc.	2,800	25,368
*	Semtech Corp.	6,800	113,832
*	SI International, Inc.	1,100	34,859
* #	Sigma Designs, Inc.	1,800	25,020
*	Sigmatel, Inc.	900	4,932
*	Silicon Image, Inc.	7,400	70,448
*	Silicon Laboratories, Inc.	5,300	206,753
*	Silicon Storage Technology, Inc.	4,000	14,880
*	SimpleTech, Inc.	2,327	9,192
*	Sirenza Microdevices, Inc.	4,400	50,248
*	Skyworks Solutions, Inc.	8,900	50,374
*	SM&A	1,000	5,820
*	Solectron Corp.	81,000	288,360
* #	Sonic Foundry, Inc.	1,700	3,791
*	Sonic Solutions, Inc.	2,314	35,312
*	SonicWALL, Inc.	3,800	32,034
* #	Sonus Networks, Inc.	24,600	114,636
	SpectraLink Corp.	800	7,424
*	SPSS, Inc.	1,900	70,300
*	SRA International, Inc.	4,000	125,840
*	SRS Labs, Inc.	700	4,088
*	Staktek Holdings, Inc.	4,400	26,840
*	Standard Microsystems Corp.	1,952	44,486
	StarTek, Inc.	1,300	19,604
	Stellent, Inc.	2,800	31,164
*	Stratasys, Inc.	900	27,234
*	Stratex Networks, Inc.	9,600	40,128

47

		Shares	Value†
*	Stratos International, Inc.	200	$ 1,142
*	SumTotal Systems, Inc.	1,000	5,680
*	Sun Microsystems, Inc.	321,026	1,495,981
*	Supertex, Inc.	1,300	52,728
*	SupportSoft, Inc.	700	2,730
*	Sybase, Inc.	8,500	173,145
*	Sycamore Networks, Inc.	14,200	62,764
*	Sykes Enterprises, Inc.	3,500	60,340
*	Symantec Corp.	38,464	600,038
#	Symbol Technologies, Inc.	19,990	237,281
*	Symmetricom, Inc.	3,800	27,550
*	Synaptics, Inc.	2,400	56,832
*	SYNNEX Corp.	1,200	21,528
*	Synopsys, Inc.	14,296	292,067
*	Synplicity, Inc.	1,300	8,359
	Syntel, Inc.	3,500	80,500
* #	Take-Two Interactive Software, Inc.	4,900	79,821
#	TALX Corp.	2,700	71,820
*	Tech Data Corp.	5,200	188,760
	Technitrol, Inc.	3,500	79,870
*	Tekelec	5,100	73,593
	Tektronix, Inc.	8,145	253,798
* #	TeleCommunication Systems, Inc.	1,500	3,495
* #	Telkonet, Inc.	2,300	8,510
*	Tellabs, Inc.	44,315	633,705
*	Teradyne, Inc.	19,100	297,387
*	Terremark Worldwide, Inc.	7,600	47,728
*	Tessera Technologies, Inc.	4,435	125,244
	Texas Instruments, Inc.	156,900	4,899,987
	TheStreet.com, Inc.	1,400	16,590
*	THQ, Inc.	5,850	136,481
*	TIBCO Software, Inc.	19,900	152,633
*	Tier Technologies, Inc. Class B	500	3,260
*	TNS, Inc.	2,300	47,380
*	Tollgrade Communications, Inc.	200	1,924
	Total System Services, Inc.	9,200	166,244
* #	Transact Technologies, Inc.	700	9,289
*	Transaction Systems Architects, Inc.	3,800	148,428
*	Transmeta Corp.	4,900	7,154
* #	Transwitch Corp.	5,300	9,911
* #	Travelzoo, Inc.	1,600	47,648
* #	Trident Microsystems, Inc.	5,200	114,816
*	Trimble Navigation, Ltd.	5,395	247,846
*	Triquint Semiconductor, Inc.	8,400	43,344
*	TTM Technologies, Inc.	4,100	59,901
*	Tut Systems, Inc.	1,700	4,573
*	Tyler Technologies, Inc.	3,800	40,394
*	Ulticom, Inc.	3,300	29,964
*	Ultimate Software Group, Inc.	2,400	54,456
*	Ultratech, Inc.	2,300	41,147
*	Unisys Corp.	32,600	214,508
	United Online, Inc.	5,350	63,772
* #	Universal Display Corp.	3,200	46,784
* #	UTStarcom, Inc.	7,200	45,936
* #	VA Software Corp.	6,100	25,864

48

		Shares	Value†
*	ValueClick, Inc.	9,000	$ 141,840
*	Varian Semiconductor Equipment Associates, Inc.	5,350	165,583
*	Veeco Instruments, Inc.	3,000	72,510
* #	VendingData Corp.	400	920
*	Verint Systems, Inc.	2,400	77,904
*	VeriSign, Inc.	25,100	563,495
*	Viasat, Inc.	2,600	66,300
*	Vignette Corp.	1,750	23,853
* #	Viisage Technology, Inc.	2,540	34,036
*	Virage Logic Corp.	1,600	15,520
*	Vishay Intertechnology, Inc.	15,412	250,445
* #	Vitesse Semiconductor, Inc.	19,400	32,592
*	Vitria Technology, Inc.	1,300	3,497
* #	Vyyo, Inc.	900	5,994
*	Web.com, Inc.	900	5,085
*	WebEx Communications, Inc.	4,500	147,825
*	webMethods, Inc.	5,200	46,956
* #	Websense, Inc.	3,800	84,170
*	WebSideStory, Inc.	1,700	23,307
*	Westell Technologies, Inc.	3,600	9,576
* #	Western Digital Corp.	21,300	433,455
*	White Electronics Designs Corp.	400	2,044
*	Wind River Systems, Inc.	5,500	51,975
*	Witness Systems, Inc.	3,400	70,176
*	WJ Communications, Inc.	3,700	7,770
	Woodhead Industries, Inc.	500	8,735
*	Wright Express Corp.	100	2,944
*	Xerox Corp.	82,300	1,129,979
	Xilinx, Inc.	32,700	850,200
#	X-Rite, Inc.	800	9,344
*	Yahoo!, Inc.	111,200	3,512,808
*	Zebra Technologies Corp. Class A	6,500	229,515
* #	Zhone Technologies, Inc.	5,741	12,056
*	Zoran Corp.	4,205	104,074
*	Zygo Corp.	1,400	21,056
Total Information Technology			190,486,519

Materials — (3.2%)
*	AEP Industries, Inc.	600	19,863
	Air Products & Chemicals, Inc.	20,900	1,355,365
	Airgas, Inc.	7,500	287,175
* #	AK Steel Holding Corp.	9,100	122,395
	Albemarle Corp.	4,200	201,600
	Alcoa, Inc.	79,800	2,531,256
*	Aleris International, Inc.	2,800	121,044
	Allegheny Technologies, Inc.	9,621	612,184
	AMCOL International Corp.	2,700	72,981
	American Vanguard Corp.	2,366	44,788
	Aptargroup, Inc.	3,200	168,320
	Arch Chemicals, Inc.	2,100	72,975
	Ashland, Inc.	5,600	350,000
	Balchem Corp.	550	11,385
#	Ball Corp.	9,500	355,490
	Bemis Co., Inc.	9,600	291,840
#	Bowater, Inc.	3,600	83,304

49

		Shares	Value†
*	Brush Engineered Materials, Inc.	1,900	$ 39,273
*	Buckeye Technologies, Inc.	2,000	15,620
	Cabot Corp.	5,800	192,154
#	Calgon Carbon Corp.	2,100	14,322
*	Caraustar Industries, Inc.	1,500	13,215
#	Carpenter Technology Corp.	2,400	268,320
	Castle (A.M.) & Co.	1,700	47,090
*	Century Aluminum Co.	3,000	124,950
*	CFC International, Inc.	200	2,170
*	Chaparral Steel Co.	2,100	129,003
#	Chemtura Corp.	15,141	148,836
	Chesapeake Corp.	500	6,840
#	Cleveland-Cliffs, Inc.	2,000	147,240
* #	Coeur d’Alene Mines Corp.	26,400	126,192
	Commercial Metals Co.	11,200	275,632
	Compass Minerals International, Inc.	1,600	40,768
*	Core Molding Technologies, Inc.	200	1,238
*	Crown Holdings, Inc.	14,100	227,433
	Cytec Industries, Inc.	4,200	241,836
	Deltic Timber Corp.	1,300	74,620
	Dow Chemical Co.	78,800	3,141,756
#	DuPont (E.I.) de Nemours & Co., Inc.	87,300	3,712,869
	Eagle Materials, Inc.	6,819	332,290
#	Eastman Chemical Co.	7,100	400,298
	Ecolab, Inc.	25,300	979,363
	Empire Resources, Inc.	900	17,460
	Engelhard Corp.	9,300	362,049
	Ferro Corp.	3,300	58,080
#	Florida Rock Industries, Inc.	6,250	328,750
*	Flotek Industries, Inc.	500	10,705
	FMC Corp.	3,700	238,909
#	Freeport-McMoRan Copper & Gold, Inc. Class B	18,700	1,047,013
	Friedman Industries, Inc.	200	1,648
#	Georgia Gulf Corp.	2,600	83,798
#	Gibraltar Industries, Inc.	1,550	43,168
	Glatfelter (P.H.) Co.	1,900	33,212
*	Graphic Packaging Corp.	11,500	44,620
	Greif, Inc. Class A	600	38,040
	H.B. Fuller Co.	2,500	120,625
	Hawkins, Inc.	35	481
* #	Headwaters, Inc.	3,400	93,330
* #	Hecla Mining Co.	11,363	62,042
*	Hercules, Inc.	5,900	91,273
	International Flavors & Fragrances, Inc.	8,200	291,838
	International Paper Co.	40,500	1,376,190
	Kronos Worldwide, Inc.	3,756	110,051
*	Landec Corp.	1,300	11,167
*	Lesco, Inc.	544	8,508
	Louisiana-Pacific Corp.	8,500	206,210
	Lubrizol Corp.	5,600	226,352
	Lyondell Chemical Co.	13,620	329,604
	MacDermid, Inc.	2,700	84,024
#	Martin Marietta Materials, Inc.	4,500	411,795
*	Material Sciences Corp.	800	8,872
	MeadWestavco Corp.	14,600	400,040

50

		Shares	Value†
	Metal Management, Inc.	2,300	$ 72,197
	Minerals Technologies, Inc.	1,300	75,842
* #	Mines Management, Inc.	800	6,432
	Monsanto Co.	25,535	2,149,026
	Myers Industries, Inc.	2,087	33,183
* #	Nanophase Technologies Corp.	1,000	5,800
	Neenah Paper, Inc.	615	18,868
	NewMarket Corp.	1,500	72,600
	Newmont Mining Corp.	40,200	2,096,430
#	NL Industries, Inc.	1,100	13,101
	Nucor Corp.	14,500	1,526,415
	Olin Corp.	6,100	108,031
* #	OM Group, Inc.	1,500	47,520
*	Omnova Solutions, Inc.	2,500	15,200
*	Oregon Steel Mills, Inc.	3,300	154,869
*	Owens-Illinois, Inc.	11,700	198,900
	Packaging Corp. of America	9,500	202,350
	Packaging Dynamics Corp.	140	1,956
*	Pactiv Corp.	13,700	337,979
	Phelps Dodge Corp.	19,600	1,679,524
*	Pioneer Companies, Inc.	1,200	33,324
*	PolyOne Corp.	8,000	75,600
	Pope & Talbot, Inc.	500	3,110
	PPG Industries, Inc.	14,600	939,364
	Praxair, Inc.	30,500	1,607,350
	Quaker Chemical Corp.	300	5,136
	Quanex Corp.	3,450	135,654
	Reliance Steel & Aluminum Co.	3,700	298,257
	Rock-Tenn Co. Class A	1,500	23,205
	Rohm & Haas Co.	20,600	1,038,446
	Rotonics Manufacturing, Inc.	200	590
#	Royal Gold, Inc.	2,200	62,216
	RPM International, Inc.	11,100	206,793
* #	RTI International Metals, Inc.	2,200	132,110
	Ryerson, Inc.	1,600	41,760
	Schnitzer Steel Industries, Inc. Class A	1,900	68,096
	Schulman (A.), Inc.	1,300	31,395
	Schweitzer-Maudoit International, Inc.	700	17,759
	Scotts Miracle-Gro Co. Class A	6,100	266,326
	Sealed Air Corp.	7,800	402,246
#	Sensient Technologies Corp.	2,300	46,414
#	Sigma-Aldrich Corp.	6,800	472,056
	Silgan Holdings, Inc.	3,200	119,648
*	Smurfit-Stone Container Corp.	23,449	280,685
	Sonoco Products Co.	500	15,840
	Spartech Corp.	1,500	34,440
	Steel Dynamics, Inc.	4,000	232,360
	Steel Technologies, Inc.	700	13,132
	Stepan Co.	100	3,070
*	Stillwater Mining Co.	8,500	116,705
*	Symyx Technologies, Inc.	3,100	82,770
	Temple-Inland, Inc.	10,100	434,401
* #	Terra Industries, Inc.	6,000	44,820
	Texas Industries, Inc.	2,100	102,837
*	The Mosaic Co.	2,400	37,344

51

		Shares	Value†
* #	Titanium Metals Corp.	13,900	$ 503,041
	Tronox, Inc. Class B	2,136	27,618
*	U.S. Concrete, Inc.	3,600	44,568
*	United States Lime & Minerals, Inc.	500	16,565
	United States Steel Corp.	10,200	677,076
	Valhi, Inc.	11,200	279,888
	Valspar Corp.	9,300	255,936
	Vulcan Materials Co.	9,600	749,280
	Wausau Paper Corp.	4,000	53,480
*	Webco Industries, Inc.	10	725
	Westlake Chemical Corp.	6,100	190,442
	Weyerhaeuser Co.	23,100	1,477,476
	Worthington Industries, Inc.	7,100	120,913
* #	Zoltek Companies, Inc.	2,200	61,710
Total Materials			44,245,347

Other — (0.0%)
*	Bush Industries, Inc. Escrow Shares	100	2
*	IMPATH, Inc.	1,000	0
*	Petrocorp, Inc. Escrow Shares	100	6
Total Other			8

Real Estate Investment Trusts — (0.1%)
#	Capitalsource, Inc.	13,362	313,339
*	CB Richard Ellis Group, Inc.	7,400	572,538
	Consolidated-Tokoma Land Co.	600	34,860
	Forest City Enterprises, Inc. Class A	600	26,940
	Forest City Enterprises, Inc. Class B	300	13,269
*	Grubb & Ellis Co.	100	1,020
	Host Marriott Corp.	7,958	159,717
	Jones Lang LaSalle, Inc.	3,600	286,236
	Longview Fibre Co.	1,900	48,526
* #	Tejon Ranch Co.	1,600	66,688
	The St. Joe Corp.	4,200	197,484
*	Trammell Crow Co.	3,200	110,816
*	Wilshire Enterprises, Inc.	400	3,500
Total Real Estate Investment Trusts			1,834,933

Telecommunication Services — (2.7%)
*	@Road, Inc.	5,303	29,326
	Alaska Communications Systems Group, Inc.	3,000	37,260
#	Alltel Corp.	36,934	2,284,368
* #	American Tower Corp.	41,000	1,269,770
	AT&T, Inc.	368,150	9,593,989
	BellSouth Corp.	128,500	4,339,445
* #	Broadwing Corp.	7,247	82,616
	Centennial Communications Corp.	4,800	28,032
*	Cincinnati Bell, Inc.	14,700	57,183
	Citizens Communications Co.	15,700	199,076
*	Cogent Communications Group, Inc.	4,200	38,640
	Commonwealth Telephone Enterprises, Inc.	1,800	59,490
*	Crown Castle International Corp.	19,300	613,161
	CT Communications, Inc.	500	8,120
* #	Dobson Communications Corp.	13,800	118,542
*	Embarq Corp.	13,863	577,671

52

		Shares	Value†
* #	First Avenue Networks, Inc.	5,500	$ 75,845
*	General Communications, Inc. Class A	4,900	64,092
*	IDT Corp.	700	9,604
*	IDT Corp. Class B	3,500	48,440
*	LCC International, Inc. Class A	400	1,504
*	Leap Wireless International, Inc.	5,400	236,682
* #	Level 3 Communications, Inc.	67,200	333,984
*	Nextel Partners, Inc.	13,800	391,920
*	NII Holdings, Inc.	15,000	816,900
	North Pittsburgh Systems, Inc.	1,400	35,280
* #	Premiere Global Services, Inc.	6,400	48,000
*	Price Communications Corp.	3,305	53,971
* #	Qwest Communications International, Inc.	151,500	1,062,015
*	Rural Cellular Corp. Class A	100	1,336
*	SBA Communications Corp.	8,200	187,698
	Sprint Nextel Corp.	277,263	5,880,748
	SureWest Communications	500	9,680
*	TALK America Holdings, Inc.	1,900	14,820
	Telephone & Data Systems, Inc.	3,900	152,022
	Telephone & Data Systems, Inc. Special Shares	4,900	187,425
*	Time Warner Telecom, Inc.	7,400	112,702
*	UbiquiTel, Inc.	8,100	84,321
*	United States Cellular Corp.	5,100	306,000
* #	US LEC Corp.	500	1,690
	USA Mobility, Inc.	600	12,174
	Verizon Communications, Inc.	264,300	8,248,803
*	Wireless Facilities, Inc.	3,000	11,160
Total Telecommunication Services			37,725,505

Utilities — (2.9%)
*	AES Corp.	57,300	1,054,320
	AGL Resources, Inc.	6,500	237,705
*	Allegheny Energy, Inc.	16,600	605,236
#	ALLETE, Inc.	2,800	127,344
	Alliant Energy Corp.	9,600	330,240
	Ameren Corp.	17,400	861,126
	American Electric Power Co., Inc.	28,100	962,987
	American States Water Co.	1,600	58,896
	Aqua America, Inc.	11,300	265,098
*	Aquila, Inc.	28,400	122,404
	Atmos Energy Corp.	6,800	182,512
#	Avista Corp.	2,500	55,625
#	Black Hills Corp.	1,200	40,596
	California Water Service Group	1,900	71,307
	Cascade Natural Gas Corp.	500	10,500
	CenterPoint Energy, Inc.	19,100	229,009
#	Central Vermont Public Service Corp.	100	1,795
	CH Energy Group, Inc.	1,100	50,655
	Chesapeake Utilities Corp.	300	8,700
	Cleco Corp.	2,800	62,188
* #	CMS Energy Corp.	20,300	260,652
	Connecticut Water Services, Inc.	500	11,630
	Consolidated Edison, Inc.	17,700	780,570
	Constellation Energy Group	9,600	496,320
	Dominion Resources, Inc.	31,800	2,308,044

53

		Shares	Value†
#	DPL, Inc.	12,300	$ 329,640
	DTE Energy Co.	11,300	456,746
	Duke Energy Corp.	84,064	2,372,286
#	Duquesne Light Holdings, Inc.	4,400	71,412
*	Dynegy, Inc.	26,000	137,280
	Edison International	27,700	1,086,948
*	El Paso Electric Co.	3,400	65,552
#	Empire District Electric Co.	1,600	34,880
	Energen Corp.	7,100	240,548
	Energy East Corp.	12,600	300,384
	EnergySouth, Inc.	298	9,500
	Entergy Corp.	16,000	1,121,760
*	Environmental Power Corp.	700	4,578
	Equitable Resources, Inc.	7,200	242,280
	Exelon Corp.	60,300	3,413,583
	FirstEnergy Corp.	29,200	1,530,664
#	FPL Group, Inc.	29,000	1,155,070
	Great Plains Energy, Inc.	6,400	178,368
	Hawaiian Electric Industries, Inc.	7,000	188,090
	IDACORP, Inc.	2,300	76,843
	KeySpan Corp.	5,900	236,177
	Laclede Group, Inc.	1,300	43,745
#	MDU Resources Group, Inc.	10,600	376,088
	MGE Energy, Inc.	1,200	37,128
	National Fuel Gas Co.	6,700	239,860
	New Jersey Resources Corp.	2,300	103,316
	Nicor, Inc.	3,300	135,234
	NiSource, Inc.	21,600	470,232
	Northeast Utilities, Inc.	13,300	269,059
	Northwest Natural Gas Co.	1,400	48,832
	NorthWestern Corp.	1,800	62,640
	NSTAR	9,200	254,472
	OGE Energy Corp.	7,300	227,249
	Oneok, Inc.	10,500	352,695
	Otter Tail Corp.	1,500	39,135
#	Peoples Energy Corp.	2,200	82,544
	Pepco Holdings, Inc.	15,800	362,768
#	PG&E Corp.	33,800	1,341,184
	Piedmont Natural Gas Co.	6,100	148,291
	Pinnacle West Capital Corp.	8,300	326,937
#	PNM Resources, Inc.	3,850	97,290
	PPL Corp.	30,900	919,893
	Progress Energy, Inc.	20,900	878,636
	Public Service Enterprise Group, Inc.	10,800	688,284
	Puget Energy, Inc.	6,300	133,497
	Questar Corp.	8,100	596,889
*	Reliant Energy, Inc.	26,999	314,538
	SCANA Corp.	9,600	365,952
	SEMCO Energy, Inc.	700	3,885
	Sempra Energy	23,700	1,065,789
*	Sierra Pacific Resources	18,500	256,225
	SJW Corp.	1,400	31,668
	South Jersey Industries, Inc.	1,500	40,290
	Southern Co.	54,200	1,732,774
#	Southern Union Co.	10,748	263,864

54

	Shares	Value†
Southwest Gas Corp.	2,000	$ 58,220
Southwest Water Co.	1,770	22,922
TECO Energy, Inc.	16,800	252,336
TXU Corp.	48,000	2,750,400
UGI Corp.	5,900	137,234
UIL Holdings Corp.	700	38,661
Unisource Energy Corp.	1,600	48,480
Vectren Corp.	6,500	172,445
Westar Energy, Inc.	4,800	102,288
WGL Holdings, Inc.	2,500	72,000
Wisconsin Energy Corp.	9,500	378,765
WPS Resources Corp.	2,700	131,814
Xcel Energy, Inc.	33,300	625,041
York Water Co.	300	8,400
Total Utilities		39,557,937
TOTAL COMMON STOCKS		1,237,358,003

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (10.9%)
@ Repurchase Agreement, Merrill Lynch Triparty Repo 5.03%, 06/01/06 (Collateralized by $59,416,888 FNMA 4.554%(r) & 7.139%(r), 08/01/35, valued at $44,440,062) to be repurchased at $43,148,446	$ 43,142	43,142,418
@ Repurchase Agreement, Morgan Stanley Triparty Repo 5.04%, 06/01/06 (Collateralized by $297,805,314 FHLMC 5.864%, 03/01/33 & FNMA, rates ranging from 4.480% to 5.500%, maturities ranging from 05/01/23 to 01/01/35, valued at $99,378,267) to be repurchased at $96,075,836	96,062	96,062,387

Repurchase Agreement, PNC Capital Markets, Inc. 4.87%, 06/01/06 (Collateralized by $10,692,000 FHLMC Notes 4.00%, 09/22/09, valued at $12,135,420) to be repurchased at $11,956,617	11,955	11,955,000
TOTAL TEMPORARY CASH INVESTMENTS		151,159,805
TOTAL INVESTMENTS - (100.0%)
(Cost $1,188,385,780)		$ 1,388,517,808

See accompanying Notes to Financial Statements.

55

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a)(1)                    This item is not applicable.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/David G. Booth
David G. Booth
Chairman, Trustee, President,
Chief Executive Officer and Chief Investment Officer

Date:  August 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date:  August 3, 2006

By:	/s/Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
The DFA Investment Trust Company

Date:  August 3, 2006